UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08274

MassMutual Select Funds
(Exact name of registrant as specified in charter)

1295 State Street, Springfield, MA		01111
(Address of principal executive offices)		(Zip code)

Paul LaPiana
1295 State Street, Springfield, MA 01111
(Name and address of agent for service)

Registrant's telephone number, including area code:		(413) 744-1000

Date of fiscal year end:	9/30/2022

Date of reporting period:	3/31/2022

Item 1. Reports to Stockholders.

(a)	The Reports to Stockholders are attached herewith.

Semiannual Report

MassMutual Select Funds

March 31, 2022

This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the MassMutual Select Funds. Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

[THIS PAGE INTENTIONALLY LEFT BLANK]

MassMutual Select Funds – President’s Letter to Shareholders (Unaudited)

March 31, 2022

To Our Shareholders

Paul LaPiana

“As always, we recommend that you work with a personal financial professional, who can help you define an investment strategy that aligns with your comfort level with respect to market volatility, how long you have to save and invest, and your specific financial goals.”

Welcome to the MassMutual Select Funds Semiannual Report, covering the six months ending March 31, 2022.

Market Highlights

●

For the reporting period from October 1, 2021 through March 31, 2022, U.S. stocks were up nearly 6%, despite rising inflationary pressures, the Russian-Ukraine war, and the Federal Reserve Board (the “Fed”) taking the first steps in rolling back years of accommodative monetary policy.

●

In the fourth quarter of 2021, expectations for strong economic and earnings growth in 2022 bolstered by the possibility for a $2 trillion economic stimulus and social spending plan, allowed investors to look past skyrocketing Omicron variant COVID-19 cases and heightened inflationary pressures.

●

During the first quarter of 2022 investors in both stocks and bonds were challenged by the unexpected invasion of Ukraine by Russia, a stalled economic stimulus plan, and the Fed raising interest rates for the first time since 2018.

●

Foreign stocks in both developed and emerging markets experienced losses in the reporting period, hindered by the unexpected economic impact of the Russian-Ukraine war and the strengthening of the U.S. dollar.

●

U.S. bond investors experienced negative returns as the rollback of accommodative monetary policy drove yields higher and concerns over increased default risk due to the Russian-Ukraine war drove valuations lower.

Market Commentary

For the six months beginning on October 1, 2021, global stock investors experienced mixed returns. U.S. stocks rose in the period, despite the Russian-Ukraine war, buoyed by rising expectations for strong economic growth with COVID-19 appearing to have peaked and strong corporate earnings growth and balance sheets.

The broad market S&P 500® Index* delivered a gain of 5.92% for the period, while the technology-heavy NASDAQ Composite® Index declined, losing 1.25% for the period. The more economically sensitive Dow Jones Industrial Average was up 3.44% for the period. During this period small-cap stocks significantly underperformed their larger cap peers while value stocks significantly outperformed their growth peers.

The continued economic recovery, Fed interest rate hike in March, and the unexpected invasion of Ukraine by Russia affected sectors differently. The energy, materials, and utilities sectors fared the best for this period as investors anticipated these sectors would benefit the most from higher commodity prices. The communication services and consumer discretionary sectors lagged other sectors, hurt by rising interest rates and rising inflationary pressures. West Texas Intermediate (WTI) crude oil prices ended the period at $100.28 per barrel, up 32% for the period.

* Indexes referenced, other than the MSCI Indexes, are unmanaged, do not incur fees, expenses, or taxes, and cannot be purchased directly for investment. The MSCI Indexes are unmanaged, do not incur fees or expenses, and cannot be purchased directly for investment.

MassMutual Select Funds – President’s Letter to Shareholders (Unaudited) (Continued)

Developed international stock markets, as measured by the MSCI EAFE® Index, trailed their domestic peers, falling 3.38% for the six-month period, negatively impacted by the Russian-Ukraine war and a stronger U.S. dollar. European stocks fared better than Japanese stocks, in part due to the Japanese economy’s great sensitivity to energy prices. Emerging-market stock markets, as measured in the MSCI Emerging Markets® Index, were also down, falling 8.20% for the period, with food and energy inflation affecting emerging market economies to a greater degree.

The Fed has begun to unwind years of accommodative monetary policy now that the labor market has recovered and inflation pressures are higher. The economic shock of the Russian-Ukraine war and the resulting rise in commodity prices may force the Fed to raise interest rates faster than planned which increases the risk of a policy mistake that leads to a recession. The proposed tax hike in the President’s budget proposal adds to the risk of a recession.

Investors entered the period in the midst of rising inflationary pressures and expectations that the Fed would start rolling back years of accommodative monetary policy. In this environment bond yields rose, with the 10-year U.S. Treasury bond reaching 2.32% by the end of March. The Bloomberg U.S. Aggregate Bond Index ended the period down 5.92%, as bond prices are negatively impacted by rising yields. Investment-grade bond prices fared worse as concerns of defaults increased. The Bloomberg U.S. Corporate Bond Index, which tracks the performance of investment-grade corporate bonds, ended the period down 7.48%. Below investment grade bonds as represented by the Bloomberg U.S. Corporate High Yield Index performed better, ending the period down 4.16%, aided by generally shorter maturities and investor demand for bonds in the energy sector as the sharp rise in oil prices lessened the risk of default.

Review and maintain your strategy

MassMutual is committed to helping people secure their long-term future and protect the ones they love. While the return of volatility and the reality of market sell-offs can test an investor’s mettle, we’d like to remind you as a retirement investor that it’s important to maintain perspective and have realistic expectations about the future performance of your investment accounts. As described in this report, financial markets can reverse suddenly with little or no notice. Our multi-managed and sub-advised mutual funds tap into the deep expertise of seasoned asset managers who are committed to helping long-term investors prepare for retirement – in all market conditions. As always, we recommend that you work with a personal financial professional, who can help you define an investment strategy that aligns with your comfort level with respect to market volatility, how long you have to save and invest, and your specific financial goals. Thank you for your confidence in MassMutual.

Sincerely,

Paul LaPiana
President
MassMutual Select Funds
MML Investment Advisers, LLC

© 2022 Massachusetts Mutual Life Insurance Company (MassMutual®), Springfield, MA 01111-0001. All rights reserved. www.MassMutual.com Underwriter: MML Distributors, LLC. (MMLD) Member FINRA and SIPC (www.FINRA.org and www.SIPC.org), 1295 State Street, Springfield, MA 01111-0001. MMLD is a wholly-owned subsidiary of MassMutual. Investment advisory services provided to the Funds by MML Investment Advisers, LLC (MML Advisers), a wholly-owned subsidiary of MassMutual.

The information provided is the opinion of MML Advisers as of 4/1/2022 and is subject to change without notice. It is not to be construed as tax, legal, or investment advice. Of course, past performance does not guarantee future results.

MM202305-301322

MassMutual Select Funds – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Total Return Bond Fund, and who is the Fund’s subadviser?

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of investment grade fixed income securities (rated Baa3 or higher by Moody’s, BBB- or higher by Standard & Poor’s, BBB- or higher by Fitch, or A-2 by S&P, P-2 by Moody’s, or F-2 by Fitch for short-term debt obligations, or, if unrated, determined by the Fund’s subadviser to be of comparable quality). The Fund’s subadviser is Metropolitan West Asset Management, LLC (MetWest).

MassMutual Total Return Bond Fund Portfolio Characteristics (% of Net Assets) on 3/31/22
U.S. Government Agency Obligations and Instrumentalities*	33.4%
U.S. Treasury Obligations	32.1%
Corporate Debt	28.6%
Non-U.S. Government Agency Obligations	12.5%
Mutual Funds	8.9%
Bank Loans	2.7%
Sovereign Debt Obligations	1.1%
Municipal Obligations	0.4%
Common Stock	0.1%
Purchased Options	0.0%
Total Long-Term Investments	119.8%
Short-Term Investments and Other Assets and Liabilities	(19.8)%
Net Assets	100.0%

*	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Strategic Bond Fund, and who are the Fund’s subadvisers?

The Fund seeks a superior total rate of return by investing in fixed income instruments. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in U.S. dollar-denominated fixed income securities and other debt instruments of domestic and foreign entities, including corporate bonds, securities issued or guaranteed as to principal or interest by the U.S. Government or its agencies or instrumentalities, mortgage-backed securities, and money market instruments. The Fund’s subadvisers are Western Asset Management Company, LLC (Western Asset) and its affiliate, Western Asset Management Company Limited (Western Asset Limited), which were responsible for approximately 58% of the Fund’s portfolio (Western Asset Limited manages the non-U.S. dollar denominated investments of the Fund); and Brandywine Global Investment Management, LLC (Brandywine Global), which was responsible for approximately 42% of the Fund’s portfolio, as of March 31, 2022.

MassMutual Strategic Bond Fund Portfolio Characteristics (% of Net Assets) on 3/31/22
Corporate Debt	31.2%
U.S. Government Agency Obligations and Instrumentalities*	13.1%
Non-U.S. Government Agency Obligations	9.7%
U.S. Treasury Obligations	9.6%
Sovereign Debt Obligations	4.3%
Bank Loans	3.0%
Mutual Funds	0.5%
Purchased Options	0.1%
Municipal Obligations	0.0%
Total Long-Term Investments	71.5%
Short-Term Investments and Other Assets and Liabilities	28.5%
Net Assets	100.0%

*	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Diversified Value Fund, and who are the Fund’s subadvisers?

The Fund seeks to achieve long-term growth of capital and income by investing primarily in a diversified portfolio of equity securities of larger, well-established companies. The Fund invests primarily in stocks of companies that the subadvisers believe are undervalued in the marketplace. While the Fund does not limit its investments to issuers in a particular capitalization range, the subadvisers currently focus on securities of larger size companies. The Fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in stocks, securities convertible into stocks, and other securities, such as warrants and stock rights, whose value is based on stock prices. The Fund’s subadvisers are T. Rowe Price Associates, Inc. (T. Rowe Price), which was responsible for approximately 36% of the Fund’s portfolio; and Brandywine Global Investment Management, LLC (Brandywine Global), which managed approximately 64% of the Fund’s portfolio, as of March 31, 2022.

MassMutual Diversified Value Fund Largest Holdings (% of Net Assets) on 3/31/22
Anthem, Inc.	3.1%
AbbVie, Inc.	2.9%
Johnson & Johnson	2.9%
JP Morgan Chase & Co.	2.5%
United Parcel Service, Inc. Class B	2.4%
Bank of America Corp.	2.3%
Comcast Corp. Class A	2.3%
Exxon Mobil Corp.	2.3%
Oracle Corp.	2.1%
The Southern Co.	2.0%
24.8%

MassMutual Diversified Value Fund Sector Table (% of Net Assets) on 3/31/22
Consumer, Non-cyclical	26.1%
Financial	25.1%
Industrial	10.2%
Technology	7.1%
Utilities	7.0%
Energy	6.9%
Consumer, Cyclical	6.4%
Communications	5.1%
Basic Materials	4.6%
Mutual Funds	2.4%
Total Long-Term Investments	100.9%
Short-Term Investments and Other Assets and Liabilities	(0.9)%
Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Fundamental Value Fund, and who are the Fund’s subadvisers?

The Fund seeks long-term total return by investing primarily in equity securities of issuers that the Fund’s subadvisers believe are undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. Although the Fund may invest in companies of any size, the Fund will tend to focus on companies with large market capitalizations (which the Fund’s subadvisers believe are generally above $1 billion). The Fund’s subadvisers are Boston Partners Global Investors, Inc. (Boston Partners), which managed approximately 50% of the Fund’s portfolio; and Barrow, Hanley, Mewhinney & Strauss, LLC (Barrow Hanley), which was responsible for approximately 50% of the Fund’s portfolio, as of March 31, 2022.

MassMutual Fundamental Value Fund Largest Holdings (% of Net Assets) on 3/31/22
UnitedHealth Group, Inc.	2.5%
JP Morgan Chase & Co.	2.3%
Wells Fargo & Co.	2.2%
Johnson & Johnson	2.2%
Deere & Co.	2.0%
CVS Health Corp.	1.9%
Cigna Corp.	1.8%
Chubb Ltd.	1.7%
ConocoPhillips	1.7%
Berkshire Hathaway, Inc. Class B	1.6%
19.9%

MassMutual Fundamental Value Fund Sector Table (% of Net Assets) on 3/31/22
Consumer, Non-cyclical	27.2%
Financial	19.1%
Industrial	12.8%
Energy	9.6%
Technology	9.3%
Consumer, Cyclical	6.8%
Communications	5.4%
Basic Materials	4.9%
Utilities	3.3%
Total Long-Term Investments	98.4%
Short-Term Investments and Other Assets and Liabilities	1.6%
Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MM S&P 500® Index Fund, and who is the Fund’s subadviser?

The Fund seeks to approximate as closely as practicable (before fees and expenses) the capitalization-weighted total rate of return of that portion of the U.S. market for publicly-traded common stocks composed of larger-capitalized companies. Under normal circumstances, the Fund invests at least 80% (and, typically, substantially all) of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of companies included within the S&P 500® Index* (the “Index”), in weightings that approximate the relative composition of the securities contained in the Index, and in Index futures contracts. The Fund’s subadviser is Northern Trust Investments, Inc. (NTI).

MM S&P 500 Index Fund Largest Holdings (% of Net Assets) on 3/31/22
Apple, Inc.	7.0%
Microsoft Corp.	6.0%
Amazon.com, Inc.	3.7%
Tesla, Inc.	2.3%
Alphabet, Inc. Class A	2.2%
Alphabet, Inc. Class C	2.0%
NVIDIA Corp.	1.8%
Berkshire Hathaway, Inc. Class B	1.7%
Meta Platforms, Inc. Class A	1.3%
UnitedHealth Group, Inc.	1.3%
29.3%

MM S&P 500 Index Fund Sector Table (% of Net Assets) on 3/31/22
Technology	24.4%
Consumer, Non-cyclical	20.1%
Financial	14.8%
Communications	14.3%
Consumer, Cyclical	9.7%
Industrial	7.6%
Energy	4.0%
Utilities	2.7%
Basic Materials	2.1%
Mutual Funds	0.0%
Total Long-Term Investments	99.7%
Short-Term Investments and Other Assets and Liabilities	0.3%
Net Assets	100.0%

*

The “S&P 500 Index” is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by MassMutual. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by MassMutual. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Equity Opportunities Fund, and who are the Fund’s subadvisers?

The Fund seeks growth of capital over the long-term by investing primarily in equity securities of U.S. companies that the Fund’s subadvisers believe are financially sound, valued conservatively by the market, and have improving prospects. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Fund’s subadvisers are T. Rowe Price Associates, Inc. (T. Rowe Price), which was responsible for approximately 28% of the Fund’s portfolio; and Wellington Management Company LLP (Wellington Management), which managed approximately 72% of the Fund’s portfolio, as of March 31, 2022.

MassMutual Equity Opportunities Fund Largest Holdings (% of Net Assets) on 3/31/22
Chubb Ltd.	3.9%
UnitedHealth Group, Inc.	3.8%
The TJX Cos., Inc.	3.6%
Visa, Inc. Class A	3.5%
Northrop Grumman Corp.	3.5%
PepsiCo, Inc.	3.4%
Marsh & McLennan Cos., Inc.	3.4%
Honeywell International, Inc.	3.4%
Johnson & Johnson	3.3%
Colgate-Palmolive Co.	3.3%
35.1%

MassMutual Equity Opportunities Fund Sector Table (% of Net Assets) on 3/31/22
Consumer, Non-cyclical	34.7%
Financial	21.3%
Industrial	14.4%
Consumer, Cyclical	9.9%
Basic Materials	7.1%
Technology	5.8%
Utilities	3.0%
Energy	1.7%
Mutual Funds	1.2%
Communications	1.1%
Total Long-Term Investments	100.2%
Short-Term Investments and Other Assets and Liabilities	(0.2)%
Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Fundamental Growth Fund, and who are the Fund’s subadvisers?

The Fund seeks long-term growth of capital by investing primarily in domestic equity securities that the Fund’s subadvisers believe offer the potential for long-term growth. While the Fund may invest in issuers of any size, the Fund currently focuses on securities of mid-capitalization companies. The Fund’s subadvisers are Westfield Capital Management Company, L.P. (Westfield), which was responsible for approximately 51% of the Fund’s portfolio; and Wellington Management Company LLP (Wellington Management), which managed approximately 49% of the Fund’s portfolio, as of March 31, 2022.

MassMutual Fundamental Growth Fund Largest Holdings (% of Net Assets) on 3/31/22
ICON PLC	4.5%
TransUnion	4.1%
Palo Alto Networks, Inc.	3.7%
Gartner, Inc.	3.3%
ZoomInfo Technologies, Inc.	2.8%
Hilton Worldwide Holdings, Inc.	2.7%
Seagen, Inc.	2.2%
Varonis Systems, Inc.	2.1%
Omnicell, Inc.	2.1%
CDW Corp.	2.0%
29.5%

MassMutual Fundamental Growth Fund Sector Table (% of Net Assets) on 3/31/22
Consumer, Non-cyclical	31.6%
Technology	24.4%
Consumer, Cyclical	13.2%
Communications	11.9%
Industrial	10.1%
Financial	7.0%
Energy	1.0%
Basic Materials	0.7%
Mutual Funds	0.5%
Total Long-Term Investments	100.4%
Short-Term Investments and Other Assets and Liabilities	(0.4)%
Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Blue Chip Growth Fund, and who are the Fund’s subadvisers?

The Fund seeks growth of capital over the long term by investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the common stocks of large- and medium-sized blue chip growth companies. The Fund’s subadvisers currently define blue chip growth companies to mean firms that, in their view, are well-established in their industries and have the potential for above-average earnings growth. The Fund’s subadvisers are T. Rowe Price Associates, Inc. (T. Rowe Price), which was responsible for approximately 53% of the Fund’s portfolio; and Loomis, Sayles & Company, L.P. (Loomis Sayles), which managed approximately 47% of the Fund’s portfolio, as of March 31, 2022.

MassMutual Blue Chip Growth Fund Largest Holdings (% of Net Assets) on 3/31/22
Amazon.com, Inc.	9.3%
Microsoft Corp.	6.9%
Alphabet, Inc. Class C	6.8%
NVIDIA Corp.	5.1%
Meta Platforms, Inc. Class A	4.8%
Visa, Inc. Class A	4.1%
Apple, Inc.	3.7%
Tesla, Inc.	3.5%
Alphabet, Inc. Class A	3.2%
The Boeing Co.	2.1%
49.5%

MassMutual Blue Chip Growth Fund Sector Table (% of Net Assets) on 3/31/22
Communications	32.4%
Technology	29.8%
Consumer, Non-cyclical	17.4%
Consumer, Cyclical	8.4%
Financial	7.0%
Industrial	4.3%
Basic Materials	0.2%
Mutual Funds	0.1%
Total Long-Term Investments	99.6%
Short-Term Investments and Other Assets and Liabilities	0.4%
Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Growth Opportunities Fund, and who are the Fund’s subadvisers?

The Fund seeks long-term capital appreciation by investing primarily in equity securities of U.S. companies that the Fund’s subadvisers believe offer the potential for long-term growth. Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Fund’s subadvisers are Sands Capital Management, LLC (Sands Capital), which managed approximately 47% of the Fund’s portfolio; and Jackson Square Partners, LLC (Jackson Square), which was responsible for approximately 53% of the Fund’s portfolio, as of March 31, 2022.

MassMutual Growth Opportunities Fund Largest Holdings (% of Net Assets) on 3/31/22
Amazon.com, Inc.	8.6%
Visa, Inc. Class A	6.3%
Microsoft Corp.	5.7%
ServiceNow, Inc.	5.5%
Uber Technologies, Inc.	4.2%
Edwards Lifesciences Corp.	3.7%
Match Group, Inc.	3.5%
Mastercard, Inc. Class A	3.3%
Block, Inc.	3.1%
Charter Communications, Inc. Class A	3.0%
46.9%

MassMutual Growth Opportunities Fund Sector Table (% of Net Assets) on 3/31/22
Communications	30.0%
Technology	29.4%
Consumer, Non-cyclical	20.6%
Financial	10.8%
Consumer, Cyclical	3.7%
Industrial	3.4%
Total Long-Term Investments	97.9%
Short-Term Investments and Other Assets and Liabilities	2.1%
Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Mid Cap Value Fund, and who is the Fund’s subadviser?

The Fund seeks growth of capital over the long-term by investing primarily in equity securities of mid-capitalization companies that the Fund’s subadvisers believe are undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the stocks of mid-cap companies. The Fund’s subadvisers are American Century Investment Management, Inc. (American Century), which managed approximately 34% of the Fund’s portfolio; PanAgora Asset Management, Inc. (PanAgora), which oversaw approximately 30% of the Fund’s portfolio; and Thompson, Siegel & Walmsley LLC (TSW), which was responsible for approximately 36% of the Fund’s portfolio, as of March 31, 2022.

MassMutual Mid Cap Value Fund Largest Holdings (% of Net Assets) on 3/31/22
The Allstate Corp.	1.4%
Dollar Tree, Inc.	1.3%
Laboratory Corp. of America Holdings	1.2%
Zimmer Biomet Holdings, Inc.	1.2%
HP, Inc.	1.0%
Alleghany Corp.	1.0%
CenterPoint Energy, Inc.	1.0%
AmerisourceBergen Corp.	1.0%
McKesson Corp.	0.9%
CDK Global, Inc.	0.9%
10.9%

MassMutual Mid Cap Value Fund Sector Table (% of Net Assets) on 3/31/22
Financial	25.0%
Consumer, Non-cyclical	19.4%
Industrial	11.7%
Utilities	9.7%
Consumer, Cyclical	8.8%
Energy	7.3%
Communications	6.4%
Technology	5.5%
Basic Materials	3.4%
Mutual Funds	1.4%
Total Long-Term Investments	98.6%
Short-Term Investments and Other Assets and Liabilities	1.4%
Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Small Cap Value Equity Fund, and who are the Fund’s subadvisers?

The Fund seeks to maximize total return through investment primarily in small capitalization equity securities that the Fund’s subadvisers believe are undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index or the S&P SmallCap 600 Index. The Fund’s subadvisers are Wellington Management Company LLP (Wellington Management), which managed approximately 55% of the Fund’s portfolio; and Barrow, Hanley, Mewhinney & Strauss, LLC (Barrow Hanley), which was responsible for approximately 45% of the Fund’s portfolio, as of March 31, 2022.

MassMutual Small Cap Value Equity Fund Largest Holdings (% of Net Assets) on 3/31/22
Allegheny Technologies, Inc.	2.3%
Darling Ingredients, Inc.	1.9%
Air Transport Services Group, Inc.	1.8%
Old National Bancorp	1.7%
Adient PLC	1.6%
Enerpac Tool Group Corp.	1.6%
OFG Bancorp	1.6%
Harsco Corp.	1.5%
The Greenbrier Cos., Inc.	1.5%
Texas Capital Bancshares, Inc.	1.5%
17.0%

MassMutual Small Cap Value Equity Fund Sector Table (% of Net Assets) on 3/31/22
Industrial	25.0%
Financial	24.4%
Consumer, Non-cyclical	14.8%
Consumer, Cyclical	10.5%
Technology	9.9%
Basic Materials	7.4%
Communications	3.4%
Utilities	2.3%
Energy	0.6%
Mutual Funds	0.1%
Total Long-Term Investments	98.4%
Short-Term Investments and Other Assets and Liabilities	1.6%
Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Small Company Value Fund, and who are the Fund’s subadvisers?

The Fund seeks to achieve long-term growth of capital by investing primarily in a diversified portfolio of equity securities of smaller companies that the Fund’s subadvisers consider to be undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index or the S&P SmallCap 600 Index. The Fund’s subadvisers are AllianceBernstein L.P. (AllianceBernstein), which managed approximately 68% of the Fund’s portfolio; and American Century Investment Management, Inc. (American Century), which was responsible for approximately 32% of the Fund’s portfolio, as of March 31, 2022.

MassMutual Small Company Value Fund Largest Holdings (% of Net Assets) on 3/31/22
BankUnited, Inc.	1.5%
Cactus, Inc. Class A	1.4%
Dycom Industries, Inc.	1.4%
Independence Realty Trust, Inc.	1.2%
Korn Ferry	1.2%
Physicians Realty Trust	1.1%
Selective Insurance Group, Inc.	1.1%
IDACORP, Inc.	1.0%
The Goodyear Tire & Rubber Co.	1.0%
Acadia Healthcare Co., Inc.	1.0%
11.9%

MassMutual Small Company Value Fund Sector Table (% of Net Assets) on 3/31/22
Financial	33.7%
Consumer, Cyclical	20.6%
Industrial	16.6%
Consumer, Non-cyclical	11.8%
Technology	6.6%
Basic Materials	3.0%
Energy	2.8%
Communications	2.2%
Utilities	2.1%
Mutual Funds	1.6%
Total Long-Term Investments	101.0%
Short-Term Investments and Other Assets and Liabilities	(1.0)%
Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MM S&P® Mid Cap Index Fund, and who is the Fund’s subadviser?

The Fund seeks to provide investment results approximating (before fees and expenses) the aggregate price and dividend performance of the securities included in the S&P MidCap 400® Index* (the “Index”). Under normal circumstances, the Fund invests at least 80% (and, typically, substantially all) of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of companies included in the Index, in weightings that approximate the relative composition of the securities contained in the Index, and in Index futures contracts. The Fund’s subadviser is Northern Trust Investments, Inc. (NTI).

The Board of Trustees of the MassMutual Select Funds has approved a Plan of Liquidation and Termination pursuant to which it is expected that the MM S&P Mid Cap Index Fund will be dissolved. Effective on or about June 24, 2022 (the “Termination Date”), shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Please note that prior to the Termination Date, the Fund may hold most or all of its assets in cash or cash equivalents and therefore may not be able to meet its investment objective.

MM S&P Mid Cap Index Fund Largest Holdings (% of Net Assets) on 3/31/22
Targa Resources Corp.	0.7%
Camden Property Trust	0.7%
Alcoa Corp.	0.7%
Steel Dynamics, Inc.	0.7%
Cleveland-Cliffs, Inc.	0.7%
Wolfspeed, Inc.	0.6%
Cognex Corp.	0.6%
Darling Ingredients, Inc.	0.6%
Carlisle Cos., Inc.	0.5%
Medical Properties Trust, Inc.	0.5%
6.3%

MM S&P Mid Cap Index Fund Sector Table (% of Net Assets) on 3/31/22
Financial	24.4%
Industrial	19.5%
Consumer, Non-cyclical	15.8%
Consumer, Cyclical	15.2%
Technology	8.9%
Basic Materials	5.6%
Energy	4.3%
Utilities	3.3%
Communications	2.3%
Mutual Funds	0.8%
Total Long-Term Investments	100.1%
Short-Term Investments and Other Assets and Liabilities	(0.1)%
Net Assets	100.0%

*

The “S&P MidCap 400 Index” is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by MassMutual. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by MassMutual. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P MidCap 400 Index.

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MM Russell 2000® Small Cap Index Fund, and who is the Fund’s subadviser?

The Fund seeks to provide investment results approximating (before fees and expenses) the aggregate price and dividend performance of the securities included in the Russell 2000® Index* (the “Index”). Under normal circumstances, the Fund invests at least 80% (and, typically, substantially all) of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of companies included in the Index, in weightings that approximate the relative composition of the securities contained in the Index, and in Index futures contracts. The Fund’s subadviser is Northern Trust Investments, Inc. (NTI).

The Board of Trustees of the MassMutual Select Funds has approved a Plan of Liquidation and Termination pursuant to which it is expected that the MM Russell 2000 Small Cap Index Fund will be dissolved. Effective on or about June 24, 2022 (the “Termination Date”), shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Please note that prior to the Termination Date, the Fund may hold most or all of its assets in cash or cash equivalents and therefore may not be able to meet its investment objective.

MM Russell 2000 Small Cap Index Fund Largest Holdings (% of Net Assets) on 3/31/22
Ovintiv, Inc.	0.5%
AMC Entertainment Holdings, Inc. Class A	0.5%
Avis Budget Group, Inc.	0.4%
BJ’s Wholesale Club Holdings, Inc.	0.3%
Chesapeake Energy Corp.	0.3%
Tenet Healthcare Corp.	0.3%
Tetra Tech, Inc.	0.3%
Antero Resources Corp.	0.3%
Lattice Semiconductor Corp.	0.3%
EastGroup Properties, Inc.	0.3%
3.5%

MM Russell 2000 Small Cap Index Fund Sector Table (% of Net Assets) on 3/31/22
Consumer, Non-cyclical	23.0%
Financial	23.0%
Industrial	12.4%
Consumer, Cyclical	12.3%
Technology	10.6%
Energy	6.5%
Communications	4.1%
Basic Materials	3.4%
Utilities	3.0%
Mutual Funds	2.1%
Government	0.0%
Total Long-Term Investments	100.4%
Short-Term Investments and Other Assets and Liabilities	(0.4)%
Net Assets	100.0%

*

The Fund is sponsored solely by MassMutual. The Fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name of certain of the LSE Group companies.

All rights in the Russell 2000® Index (the “Index”) vest in the relevant LSE Group company which owns the Index. “Russell 2000®” and “Russell®” are trademarks of the relevant LSE Group company and are used by any other LSE Group company under license.

The Index is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. The LSE Group does not accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the Fund. The LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Fund or the suitability of the Index for the purpose to which it is being put by the Fund.

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Mid Cap Growth, and who are the Fund’s subadvisers?

The Fund seeks growth of capital over the long-term by investing primarily in equity securities of mid-capitalization companies that the Fund’s subadvisers believe offer the potential for long-term growth. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a broadly diversified portfolio of common stocks of mid-cap companies whose earnings the Fund’s subadvisers expect to grow at a faster rate than the average company. The Fund’s subadvisers are T. Rowe Price Associates, Inc. (T. Rowe Price), which managed approximately 75% of the Fund’s portfolio; and Frontier Capital Management Company, LLC (Frontier), which was responsible for approximately 25% of the Fund’s portfolio, as of March 31, 2022. Effective March 7, 2022, T. Rowe Price Investment Management, Inc. was added as sub-subadviser for the Fund.

MassMutual Mid Cap Growth Fund Largest Holdings (% of Net Assets) on 3/31/22
Hologic, Inc.	2.4%
Microchip Technology, Inc.	2.3%
Ball Corp.	2.2%
Marvell Technology, Inc.	2.0%
Teleflex, Inc.	2.0%
Textron, Inc.	2.0%
Catalent, Inc.	1.8%
Agilent Technologies, Inc.	1.6%
Ingersoll Rand, Inc.	1.6%
KLA Corp.	1.5%
19.4%

MassMutual Mid Cap Growth Fund Sector Table (% of Net Assets) on 3/31/22
Consumer, Non-cyclical	30.2%
Technology	19.1%
Industrial	17.0%
Consumer, Cyclical	17.0%
Financial	6.6%
Communications	5.7%
Mutual Funds	1.1%
Basic Materials	0.7%
Energy	0.5%
Total Long-Term Investments	97.9%
Short-Term Investments and Other Assets and Liabilities	2.1%
Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Small Cap Growth Equity Fund, and who are the Fund’s subadvisers?

The Fund seeks long-term capital appreciation by investing primarily in equity securities of smaller companies that the Fund’s subadvisers believe offer potential for long-term growth. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index or the S&P SmallCap 600 Index. The Fund’s subadvisers are Wellington Management Company LLP (Wellington Management), which managed approximately 62% of the Fund’s portfolio; and Invesco Advisers, Inc. (Invesco Advisers), which was responsible for approximately 38% of the Fund’s portfolio, as of March 31, 2022.

MassMutual Small Cap Growth Equity Fund Largest Holdings (% of Net Assets) on 3/31/22
Inspire Medical Systems, Inc.	1.6%
Chart Industries, Inc.	1.2%
Tandem Diabetes Care, Inc.	1.1%
Globus Medical, Inc. Class A	1.1%
Manhattan Associates, Inc.	1.1%
Varonis Systems, Inc.	1.0%
Fluor Corp.	1.0%
Cargurus, Inc.	1.0%
Rapid7, Inc.	1.0%
Kornit Digital Ltd.	0.9%
11.0%

MassMutual Small Cap Growth Equity Fund Sector Table (% of Net Assets) on 3/31/22
Consumer, Non-cyclical	24.5%
Industrial	17.2%
Technology	15.9%
Financial	15.4%
Consumer, Cyclical	11.1%
Energy	4.5%
Communications	4.4%
Mutual Funds	2.3%
Basic Materials	2.3%
Utilities	0.7%
Total Long-Term Investments	98.3%
Short-Term Investments and Other Assets and Liabilities	1.7%
Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MM MSCI EAFE® International Index Fund, and who is the Fund’s subadviser?

The Fund seeks to provide investment results approximating (before fees and expenses) the aggregate price and dividend performance of the securities included in the MSCI EAFE Index* (the “Index”). Under normal circumstances, the Fund invests at least 80% (and, typically, substantially all) of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of companies included in the Index, in weightings that approximate the relative composition of the securities contained in the Index, and in Index futures contracts. The Fund’s subadviser is Northern Trust Investments, Inc. (NTI).

The Board of Trustees of the MassMutual Select Funds has approved a Plan of Liquidation and Termination pursuant to which it is expected that the MM MSCI EAFE International Index Fund will be dissolved. Effective on or about June 24, 2022 (the “Termination Date”), shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Please note that prior to the Termination Date, the Fund may hold most or all of its assets in cash or cash equivalents and therefore may not be able to meet its investment objective.

MM MSCI EAFE International Index Fund Largest Holdings (% of Net Assets) on 3/31/22
Nestle SA Registered	2.2%
Roche Holding AG	1.7%
ASML Holding NV	1.7%
Shell PLC	1.3%
AstraZeneca PLC	1.3%
LVMH Moet Hennessy Louis Vuitton SE	1.2%
BHP Group Ltd.	1.2%
Novartis AG Registered	1.2%
Toyota Motor Corp.	1.2%
Novo Nordisk A/S Class B	1.1%
14.1%

MM MSCI EAFE International Index Fund Sector Table (% of Net Assets) on 3/31/22
Consumer, Non-cyclical	25.3%
Financial	20.1%
Industrial	13.1%
Consumer, Cyclical	13.0%
Basic Materials	7.3%
Technology	6.1%
Communications	5.2%
Energy	4.3%
Utilities	3.2%
Mutual Funds	2.7%
Diversified	0.2%
Total Long-Term Investments	100.5%
Short-Term Investments and Other Assets and Liabilities	(0.5)%
Net Assets	100.0%

*

The Fund is not sponsored, endorsed, sold, or promoted by MSCI Inc. (“MSCI”), any of its affiliates, any of its information providers, or any other third party involved in, or related to, compiling, computing, or creating any MSCI index (collectively, the “MSCI Parties”). The MSCI indexes are the exclusive property of MSCI. MSCI and the MSCI index names are service mark(s) of MSCI or its affiliates and have been licensed for use for certain purposes by MassMutual. None of the MSCI Parties makes any representation or warranty, express or implied, to the issuer or owners of the Fund or any other person or entity regarding the advisability of investing in funds generally or in the Fund particularly or the ability of any MSCI index to track corresponding stock market performance.

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Overseas Fund, and who are the Fund’s subadvisers?

The Fund seeks growth of capital over the long-term by investing in foreign equity securities. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in stocks of foreign companies, including companies located in Europe, Latin America, and Asia. The Fund may invest up to 25% of its total assets in equity securities of issuers in emerging markets. The Fund’s subadvisers are Massachusetts Financial Services Company (MFS), which was responsible for approximately 66% of the Fund’s portfolio; and Harris Associates L.P. (Harris), which managed approximately 34% of the Fund’s portfolio, as of March 31, 2022.

MassMutual Overseas Fund Largest Holdings (% of Net Assets) on 3/31/22
Nestle SA Registered	2.6%
Bayer AG Registered	2.5%
Roche Holding AG	2.4%
Schneider Electric SE	2.2%
Capgemini SE	2.0%
Air Liquide SA	1.9%
SAP SE	1.8%
Intesa Sanpaolo SpA	1.8%
Novartis AG Registered	1.6%
Novo Nordisk A/S Class B	1.6%
20.4%

MassMutual Overseas Fund Sector Table (% of Net Assets) on 3/31/22
Consumer, Non-cyclical	29.7%
Financial	18.5%
Industrial	14.5%
Consumer, Cyclical	14.1%
Technology	8.1%
Basic Materials	6.3%
Communications	5.5%
Energy	1.4%
Mutual Funds	1.2%
Utilities	0.6%
Total Long-Term Investments	99.9%
Short-Term Investments and Other Assets and Liabilities	0.1%
Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select T. Rowe Price International Equity Fund, and who are the Fund’s subadvisers?

The Fund seeks long-term capital growth and current income primarily through investments in non-U.S. stocks. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Fund normally invests in a number of different countries throughout the world and may purchase the stocks of companies of any size. The Fund’s subadviser is T. Rowe Price Associates, Inc. (T. Rowe Price). In addition, each of T. Rowe Price International Ltd, T. Rowe Price Hong Kong Limited, and T. Rowe Price Singapore Private Ltd. serves as a sub-subadviser for the Fund.

Except as noted below, the MassMutual Select T. Rowe Price International Equity Fund has not been available for purchase by new or existing investors since October 29, 2020. The MassMutual Select T. Rowe Price Retirement Funds will continue to be able to purchase shares of the Fund. No other new or existing customers will be able to make purchases of the Fund, except that existing customers may continue to reinvest any dividends and capital gains distributions. Purchases of Fund shares may be further restricted or reopened in the future.

MassMutual Select T. Rowe Price International Equity Fund Largest Holdings (% of Net Assets) on 3/31/22
Taiwan Semiconductor Manufacturing Co. Ltd.	2.8%
Samsung Electronics Co. Ltd.	2.0%
AstraZeneca PLC Sponsored ADR	1.5%
Nestle SA Registered	1.4%
ASML Holding NV	1.4%
Roche Holding AG	1.3%
Sanofi	1.3%
Nippon Telegraph & Telephone Corp.	1.3%
Tencent Holdings Ltd.	0.9%
Toyota Motor Corp.	0.9%
14.8%

MassMutual Select T. Rowe Price International Equity Fund Sector Table (% of Net Assets) on 3/31/22
Financial	23.5%
Consumer, Non-cyclical	20.9%
Industrial	11.1%
Technology	10.7%
Consumer, Cyclical	10.5%
Communications	9.5%
Basic Materials	5.9%
Energy	3.2%
Utilities	2.3%
Mutual Funds	1.8%
Diversified	0.1%
Total Long-Term Investments	99.5%
Short-Term Investments and Other Assets and Liabilities	0.5%
Net Assets	100.0%

MassMutual Total Return Bond Fund – Portfolio of Investments
March 31, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.1%
COMMON STOCK — 0.1%
Communications — 0.1%
Telecommunications — 0.1%
Intelsat Emergence SA	16,754	$487,960

TOTAL COMMON STOCK (Cost $1,575,354)		487,960

TOTAL EQUITIES (Cost $1,575,354)		487,960
	Principal Amount
BONDS & NOTES — 110.8%
BANK LOANS — 2.7%
Aerospace & Defense — 0.0%
TransDigm, Inc., 2020 Term Loan E, 1 mo. USD LIBOR + 2.250%
2.707% VRN 5/30/25	$291,280	285,728
Airlines — 0.0%
American Airlines, Inc., 2017 1st Lien Term Loan, 1 mo. USD LIBOR + 1.750%
2.197% VRN 1/29/27	86,864	81,037
Auto Parts & Equipment — 0.0%
Clarios Global LP, 2021 USD Term Loan B, 1 mo. USD LIBOR + 3.250%
3.707% VRN 4/30/26	211,302	208,397
Beverages — 0.0%
Naked Juice LLC
Term Loan, SOFR + 3.250%
3.750% VRN 1/24/29	86,086	84,548
Delayed Draw Term Loan, SOFR + 3.250%
3.750% VRN 1/24/29	4,966	4,878
		89,426
Chemicals — 0.0%
Zep, Inc., 2017 1st Lien Term Loan, 3 mo. USD LIBOR + 4.000%
5.000% VRN 8/12/24	257,988	245,088
Commercial Services — 0.0%
Spin Holdco, Inc., 2021 Term Loan, 3 mo. USD LIBOR + 4.000%
4.750% VRN 3/04/28	198,500	196,735

	Principal Amount	Value
Diversified Financial Services — 0.6%
Avolon TLB Borrower 1 (US) LLC, Term Loan B3, 1 mo. USD LIBOR + 1.750%
2.500% VRN 1/15/25	$70,325	$69,051
Setanta Aircraft Leasing Designated Activity Company, Term Loan B, 3 mo. USD LIBOR + 2.000%
3.006% VRN 11/05/28	4,750,000	4,674,807
		4,743,858
Entertainment — 0.0%
Churchill Downs, Inc., 2017 Term Loan B, 1 mo. USD LIBOR + 2.000%
2.460% VRN 12/27/24	96,231	94,788
Penn National Gaming, Inc., 2018 1st Lien Term Loan B, 1 mo. USD LIBOR + 2.250%
3.000% VRN 10/15/25	151,921	150,845
		245,633
Environmental Controls — 0.0%
Clean Harbors, Inc., 2017 Term Loan B, 1 mo. USD LIBOR + 1.750%
2.207% VRN 6/28/24	96,465	95,813
GFL Environmental, Inc., 2020 Term Loan, 3 mo. USD LIBOR + 3.000%
3.500% VRN 5/30/25	158,707	157,914
		253,727
Food — 0.1%
Hostess Brands LLC, 2019 Term Loan, 1 mo. USD LIBOR + 2.250%, 3 mo. USD LIBOR + 2.250%
3.000% VRN 8/03/25	318,484	313,990
Health Care – Products — 0.1%
Avantor Funding, Inc., 2021 Term Loan B5, 1 mo. USD LIBOR + 2.250%
2.750% VRN 11/08/27	668,267	662,179
Medline Borrower LP, USD Term Loan B, 1 mo. USD LIBOR + 3.250%
0.000% VRN 10/23/28 (a)	105,000	103,897
		766,076
Health Care – Services — 0.1%
ICON Luxembourg S.A.R.L., LUX
Term Loan, 3 mo. USD LIBOR + 2.250%
3.313% VRN 7/03/28	333,943	332,066

The accompanying notes are an integral part of the financial statements.

MassMutual Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
US Term Loan, 3 mo. USD LIBOR + 2.250%
3.313% VRN 7/03/28	$83,202	$82,735
IQVIA, Inc., 2018 USD Term Loan B3, 1 mo. USD LIBOR
0.000% FRN 6/11/25 (a)	148,567	147,490
		562,291
Insurance — 0.2%
Acrisure LLC, 2020 Term Loan B, 1 mo. USD LIBOR + 3.500%
3.957% VRN 2/15/27	199,491	196,333
AmWINS Group, Inc., 2021 Term Loan B, 1 mo. USD LIBOR + 2.250%
3.000% VRN 2/19/28	962,817	945,968
		1,142,301
Internet — 0.1%
NortonLifeLock, Inc., 2022 Term Loan B,
0.000% 1/28/29 (a)	550,000	542,669
Lodging — 0.0%
Caesars Resort Collection LLC, 2017 1st Lien Term Loan B, 1 mo. USD LIBOR + 2.750%
3.207% VRN 12/23/24	1,243	1,236
Media — 0.2%
Charter Communications Operating LLC, 2019 Term Loan B2, 1 mo. USD LIBOR + 1.750%
2.210% VRN 2/01/27	97,995	97,070
CSC Holdings LLC, 2017 Term Loan B1, 1 mo. USD LIBOR + 2.250%
2.647% VRN 7/17/25	172,733	169,603
Diamond Sports Group LLC
Term Loan, SOFR + 3.250%
3.545% VRN 8/24/26	173,233	58,575
Term Loan, SOFR + 8.000%
9.000% VRN 5/26/26	216,686	219,425
DIRECTV Financing LLC, Term Loan, 3 mo. USD LIBOR + 5.000%
5.750% VRN 8/02/27	429,750	428,800
Sinclair Television Group, Inc., 2021 Term Loan B3, 1 mo. USD LIBOR + 3.000%
3.460% VRN 4/01/28	397,000	386,829
		1,360,302

	Principal Amount	Value
Packaging & Containers — 0.1%
Berry Global, Inc., 2021 Term Loan Z, 1 mo. USD LIBOR + 1.750%
2.071% VRN 7/01/26	$985,634	$970,386
Pharmaceuticals — 0.6%
Change Healthcare Holdings LLC, 2017 Term Loan B, 1 mo. USD LIBOR + 2.500%
3.500% VRN 3/01/24	255,307	253,583
Elanco Animal Health, Inc., Term Loan B, 1 mo. USD LIBOR + 1.750%
1.981% VRN 8/01/27	1,018,052	1,000,551
Endo Luxembourg Finance Company I S.a r.l., 2021 Term Loan, 1 mo. USD LIBOR + 5.000%
5.750% VRN 3/27/28	856,581	800,458
Gainwell Acquisition Corp., Term Loan B, 3 mo. USD LIBOR + 4.000%
5.006% VRN 10/01/27	224,432	223,871
Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, 1 mo. USD LIBOR + 2.000%
2.457% VRN 11/15/27	723,383	710,362
Horizon Therapeutics USA, Inc., 2021 Term Loan B2, 1 mo. USD LIBOR + 1.750%
2.250% VRN 3/15/28	818,813	809,601
Jazz Financing Lux S.a.r.l., USD Term Loan, 1 mo. USD LIBOR + 3.500%
4.000% VRN 5/05/28	411,888	409,985
Organon & Co, USD Term Loan, 3 mo. USD LIBOR + 3.000%
3.563% VRN 6/02/28	723,125	718,605
		4,927,016
Retail — 0.1%
1011778 B.C. Unlimited Liability Co., Term Loan B4, 1 mo. USD LIBOR + 1.750%
2.207% VRN 11/19/26	368,825	360,449
Whatabrands LLC, 2021 Term Loan B, 1 mo. USD LIBOR + 3.250%
3.750% VRN 8/03/28	473,813	467,596
		828,045
Telecommunications — 0.5%
CenturyLink, Inc., 2020 Term Loan B, 1 mo. USD LIBOR + 2.250%
2.707% VRN 3/15/27	863,337	839,328

The accompanying notes are an integral part of the financial statements.

MassMutual Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CommScope, Inc., 2019 Term Loan B, 1 mo. USD LIBOR + 3.250%
3.707% VRN 4/06/26	$292,500	$284,333
Level 3 Financing, Inc., 2019 Term Loan B, 1 mo. USD LIBOR + 1.750%
2.207% VRN 3/01/27	1,460,000	1,431,253
SBA Senior Finance II LLC, 2018 Term Loan B, 1 mo. USD LIBOR + 1.750%
2.210% VRN 4/11/25	481,250	474,767
Telenet Financing USD LLC, 2020 USD Term Loan AR, 3 mo. USD LIBOR + 2.000%
2.397% VRN 4/30/28	300,000	292,713
Zayo Group Holdings, Inc., USD Term Loan, 1 mo. USD LIBOR + 3.000%
3.457% VRN 3/09/27	962,204	935,503
		4,257,897

TOTAL BANK LOANS (Cost $22,263,503)		22,021,838

CORPORATE DEBT — 28.6%
Aerospace & Defense — 0.2%
The Boeing Co.
1.167% 2/04/23	1,855,000	1,840,353
Agriculture — 0.7%
American Homes Rent
3.625% 4/15/32 (b)	1,650,000	1,609,031
BAT Capital Corp.
4.390% 8/15/37	340,000	316,234
4.540% 8/15/47	2,165,000	1,931,124
5.650% 3/16/52	570,000	577,983
Reynolds American, Inc.
5.850% 8/15/45	1,160,000	1,187,321
		5,621,693
Airlines — 0.2%
Continental Airlines, Inc.
5.983% 10/19/23	713,477	714,489
US Airways, Inc.
7.125% 4/22/25	674,003	687,549
		1,402,038
Auto Manufacturers — 0.4%
Ford Motor Credit Co. LLC
4.250% 9/20/22	435,000	437,680
General Motors Co.
4.875% 10/02/23	150,000	154,630

	Principal Amount	Value
General Motors Financial Co., Inc.
3.150% 6/30/22	$805,000	$806,993
3.450% 4/10/22	1,720,000	1,720,584
3.550% 7/08/22	410,000	412,089
		3,531,976
Banks — 8.8%
Bank of America Corp.
SOFR + 1.060% 2.087% VRN 6/14/29	1,835,000	1,679,309
SOFR + 1.320% 2.687% VRN 4/22/32	245,000	225,343
SOFR + 1.330% 2.972% VRN 2/04/33	1,400,000	1,313,682
3 mo. USD LIBOR + .790% 3.004% VRN 12/20/23	355,000	355,991
3 mo. USD LIBOR + .810% 3.366% VRN 1/23/26	1,900,000	1,902,934
3 mo. USD LIBOR + .970% 3.458% VRN 3/15/25	3,465,000	3,488,390
3 mo. USD LIBOR + 1.070% 3.970% VRN 3/05/29	1,670,000	1,698,326
Citigroup, Inc.
SOFR + .770% 1.462% VRN 6/09/27	1,225,000	1,126,497
SOFR + 2.107% 2.572% VRN 6/03/31	520,000	476,438
SOFR + 1.146% 2.666% VRN 1/29/31	430,000	398,442
SOFR + 1.351% 3.057% VRN 1/25/33	1,670,000	1,565,146
SOFR + 1.280% 3.070% VRN 2/24/28	410,000	400,233
SOFR + 1.939% 3.785% VRN 3/17/33	1,065,000	1,059,371
SOFR + 3.914% 4.412% VRN 3/31/31	830,000	861,774
Credit Suisse Group AG
SOFR + .980% 1.305% VRN 2/02/27 (c)	1,315,000	1,176,131
SOFR + 2.044% 2.193% VRN 6/05/26 (c)	885,000	830,933
SOFR + 1.560% 2.593% VRN 9/11/25 (c)	875,000	846,009
SOFR + 1.730% 3.091% VRN 5/14/32 (c)	975,000	879,474
4.282% 1/09/28 (c)	345,000	345,091
Discover Bank
4.200% 8/08/23	1,120,000	1,139,351
DNB Bank ASA 1 year CMT + .680%
1.605% VRN 3/30/28 (c)	1,400,000	1,266,291

The accompanying notes are an integral part of the financial statements.

MassMutual Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Global Bank Corp. 3 mo. USD LIBOR + 3.300%
5.250% VRN 4/16/29 (c)	$200,000	$190,500
The Goldman Sachs Group, Inc.
SOFR + .486% 0.925% VRN 10/21/24	895,000	868,027
SOFR + .789% 1.093% VRN 12/09/26	485,000	444,702
1.217% 12/06/23	2,245,000	2,192,101
SOFR + .798% 1.431% VRN 3/09/27	2,295,000	2,119,893
SOFR + .913% 1.948% VRN 10/21/27	1,755,000	1,633,298
3 mo. USD LIBOR + .990% 2.905% VRN 7/24/23	885,000	886,078
SOFR + 1.410% 3.102% VRN 2/24/33	1,615,000	1,522,460
HSBC Holdings PLC
SOFR + 1.732% 2.013% VRN 9/22/28	1,370,000	1,244,305
SOFR + 1.929% 2.099% VRN 6/04/26	1,480,000	1,409,105
SOFR + 1.285% 2.206% VRN 8/17/29	1,135,000	1,022,845
SOFR + 1.187% 2.804% VRN 5/24/32	865,000	788,133
JP Morgan Chase & Co.
3 mo. TSFR + .580% 0.969% VRN 6/23/25	2,650,000	2,532,209
SOFR + .580% 0.697% VRN 3/16/24	440,000	431,755
SOFR + .490% 0.768% VRN 8/09/25	880,000	834,853
SOFR + .605% 1.561% VRN 12/10/25	1,890,000	1,810,885
SOFR + .885% 1.578% VRN 4/22/27	1,360,000	1,268,279
SOFR + 1.180% 2.545% VRN 11/08/32	435,000	397,540
SOFR + 1.250% 2.580% VRN 4/22/32	390,000	357,351
SOFR + 1.170% 2.947% VRN 2/24/28 (d)	535,000	522,864
Lloyds Banking Group PLC
1 year CMT + .850% 1.627% VRN 5/11/27	1,000,000	918,124
3 mo. USD LIBOR + .810% 2.907% VRN 11/07/23	1,255,000	1,257,041
1 year CMT + 1.800% 3.750% VRN 3/18/28	425,000	424,378

	Principal Amount	Value
1 year CMT + 3.500% 3.870% VRN 7/09/25	$415,000	$419,715
Macquarie Group Ltd.
SOFR + 1.069% 1.340% VRN 1/12/27 (c)	920,000	840,622
SOFR + 1.440% 2.691% VRN 6/23/32 (c) (d)	5,000	4,401
SOFR + 1.532% 2.871% VRN 1/14/33 (c)	1,335,000	1,185,081
4.442% 6/21/33 (c)	525,000	530,828
Morgan Stanley
SOFR + .560% 1.164% VRN 10/21/25	2,885,000	2,743,162
SOFR + .879% 1.593% VRN 5/04/27	1,365,000	1,269,815
SOFR + 1.020% 1.928% VRN 4/28/32	455,000	393,332
SOFR + 1.178% 2.239% VRN 7/21/32	360,000	320,020
SOFR + 1.200% 2.511% VRN 10/20/32	175,000	157,747
SOFR + 1.290% 2.943% VRN 1/21/33	1,055,000	989,465
Natwest Group PLC 3 mo. USD LIBOR + 1.762%
4.269% VRN 3/22/25	1,710,000	1,730,952
Santander UK Group Holdings PLC
SOFR + .787% 1.089% VRN 3/15/25	1,825,000	1,737,129
1 year CMT + 1.250% 1.532% VRN 8/21/26	295,000	271,519
SOFR + .989% 1.673% VRN 6/14/27	340,000	309,743
SOFR + 1.220% 2.469% VRN 1/11/28	285,000	265,451
3 mo. USD LIBOR + 1.570% 4.796% VRN 11/15/24	525,000	537,240
Santander UK PLC
5.000% 11/07/23 (c)	1,390,000	1,421,761
UBS AG
0.700% 8/09/24 (c)	1,355,000	1,285,860
Wells Fargo & Co.
3 mo. USD LIBOR + .750% 2.164% VRN 2/11/26	925,000	895,681
SOFR + 2.100% 2.393% VRN 6/02/28	1,710,000	1,619,514
SOFR + 1.500% 3.350% VRN 3/02/33	3,750,000	3,645,965
SOFR + 1.510% 3.526% VRN 3/24/28	875,000	872,608

The accompanying notes are an integral part of the financial statements.

MassMutual Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
3 mo. USD LIBOR + 1.310% 3.584% VRN 5/22/28	$1,345,000	$1,348,811
		72,908,304
Beverages — 0.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.900% 2/01/46	2,215,000	2,462,257
Bacardi Ltd.
5.300% 5/15/48 (c)	275,000	307,156
		2,769,413
Biotechnology — 0.1%
Amgen, Inc.
3.350% 2/22/32	495,000	490,442
4.400% 2/22/62	410,000	425,388
		915,830
Chemicals — 0.2%
International Flavors & Fragrances, Inc.
2.300% 11/01/30 (c)	1,685,000	1,506,169
5.000% 9/26/48	430,000	471,397
		1,977,566
Commercial Services — 0.2%
S&P Global, Inc.
4.750% 8/01/28 (c) (d)	750,000	807,156
3.700% 3/01/52 (c)	415,000	421,515
		1,228,671
Cosmetics & Personal Care — 0.2%
Gsk Consumer Healthcare Co.
3.625% 3/24/32 (c)	1,640,000	1,640,935
Diversified Financial Services — 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.300% 1/30/32	2,270,000	2,046,619
3.875% 1/23/28	265,000	258,124
4.125% 7/03/23	220,000	221,405
Air Lease Corp.
3.250% 3/01/25	950,000	937,787
Avolon Holdings Funding Ltd.
2.528% 11/18/27 (c)	1,109,000	981,283
2.875% 2/15/25 (c)	860,000	826,629
3.950% 7/01/24 (c)	380,000	379,081
Capital One Financial Corp. SOFR + 1.790%
3.273% VRN 3/01/30	1,160,000	1,120,905
Charles Schwab Corp.
2.900% 3/03/32	415,000	399,626

	Principal Amount	Value
Discover Financial Services
3.950% 11/06/24	$150,000	$152,759
Park Aerospace Holdings Ltd.
4.500% 3/15/23 (c)	700,000	705,014
5.500% 2/15/24 (c) (d)	75,000	76,811
		8,106,043
Electric — 1.3%
Ameren Illinois Co.
3.700% 12/01/47	480,000	475,337
Consolidated Edison Co. of New York, Inc.
4.650% 12/01/48	1,000,000	1,097,691
Duke Energy Carolinas LLC
3.700% 12/01/47	738,000	720,261
Duke Energy Corp.
2.550% 6/15/31	560,000	512,081
Duke Energy Progress LLC
4.000% 4/01/52	380,000	402,580
Entergy Louisiana LLC
3.780% 4/01/25	1,250,000	1,260,003
FirstEnergy Transmission LLC
2.866% 9/15/28 (c)	1,401,000	1,301,721
5.450% 7/15/44 (c)	600,000	654,740
Florida Power & Light Co.
3.990% 3/01/49	1,000,000	1,068,872
Metropolitan Edison Co.
4.000% 4/15/25 (c)	985,000	980,661
MidAmerican Energy Co.
4.400% 10/15/44	1,905,000	2,045,672
Mong Duong Finance Holdings BV
5.125% 5/07/29 (c)	250,000	225,250
		10,744,869
Engineering & Construction — 0.0%
Artera Services LLC
9.033% 12/04/25 (c)	257,000	253,788
Entertainment — 0.4%
Cdi Escrow Issuer, Inc.
5.750% 4/01/30 (b) (c)	225,000	227,250
Magallanes, Inc.
4.279% 3/15/32 (c)	410,000	411,762
5.050% 3/15/42 (c)	1,640,000	1,675,753
5.141% 3/15/52 (c)	820,000	839,143
		3,153,908
Food — 0.5%
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
3.000% 2/02/29 (c)	730,000	674,338
3.000% 5/15/32 (c)	910,000	812,184

The accompanying notes are an integral part of the financial statements.

MassMutual Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Kraft Heinz Foods Co.
4.875% 10/01/49	$815,000	$859,067
5.200% 7/15/45	750,000	810,735
Pilgrim’s Pride Corp.
5.875% 9/30/27 (c)	75,000	75,798
Post Holdings, Inc.
4.625% 4/15/30 (c)	1,300,000	1,170,585
		4,402,707
Gas — 0.2%
KeySpan Gas East Corp.
5.819% 4/01/41 (c)	1,337,000	1,537,113
Hand & Machine Tools — 0.3%
Humana, Inc.
3.700% 3/23/29	2,050,000	2,058,312
Health Care – Products — 0.1%
Mozart Debt Merger Sub
3.875% 4/01/29 (c)	643,000	593,971
Health Care – Services — 1.2%
Aetna, Inc.
3.500% 11/15/24	500,000	505,824
Centene Corp.
2.450% 7/15/28	1,951,000	1,782,629
4.250% 12/15/27	435,000	436,631
CommonSpirit Health
2.782% 10/01/30	455,000	424,092
HCA, Inc.
2.375% 7/15/31	230,000	205,144
4.125% 6/15/29	1,262,000	1,286,501
4.625% 3/15/52 (c)	415,000	418,356
5.000% 3/15/24	200,000	207,487
5.125% 6/15/39	650,000	701,507
5.250% 4/15/25	644,000	678,753
5.250% 6/15/26	390,000	412,057
5.250% 6/15/49	485,000	530,898
5.500% 6/15/47	775,000	874,110
Molina Healthcare, Inc.
3.875% 11/15/30 (c)	417,000	401,363
3.875% 5/15/32 (c)	850,000	808,307
		9,673,659
Household Products & Wares — 0.0%
Central Garden & Pet Co.
5.125% 2/01/28	22,000	21,839
Insurance — 1.5%
Aon Corp. / Aon Global Holdings PLC
3.900% 2/28/52	845,000	833,267
Athene Global Funding
1.985% 8/19/28 (c)	2,200,000	1,936,438
3.205% 3/08/27 (c)	445,000	429,013

	Principal Amount	Value
Berkshire Hathaway Finance Corp.
3.850% 3/15/52	$1,245,000	$1,272,369
Farmers Exchange Capital
3 mo. USD LIBOR + 3.454% 5.454% VRN 10/15/54 (c)	3,290,000	3,740,690
3 mo. USD LIBOR + 3.744% 6.151% VRN 11/01/53 (c)	350,000	411,980
Teachers Insurance & Annuity Association of America 3 mo. USD LIBOR + 2.661%
4.375% VRN 9/15/54 (c)	4,000,000	4,011,946
		12,635,703
Internet — 0.2%
Tencent Holdings Ltd.
3.680% 4/22/41 (c)	455,000	401,797
3.840% 4/22/51 (c)	455,000	394,381
3.975% 4/11/29 (c)	410,000	408,930
		1,205,108
Lodging — 0.1%
Hyatt Hotels Corp.
1.800% 10/01/24	930,000	895,612
Media — 1.0%
Cable One, Inc.
4.000% 11/15/30 (c)	900,000	829,998
Charter Communications Operating LLC/Charter Communications Operating Capital
3.750% 2/15/28	500,000	494,154
4.800% 3/01/50	375,000	356,044
4.908% 7/23/25	1,105,000	1,147,164
5.250% 4/01/53	250,000	253,195
5.375% 4/01/38	5,000	5,137
5.375% 5/01/47	180,000	184,724
5.750% 4/01/48	1,088,000	1,156,180
CSC Holdings LLC
4.125% 12/01/30 (c)	900,000	789,178
5.375% 2/01/28 (c)	125,000	121,320
Diamond Sports Group LLC / Diamond Sports Finance Co.
5.375% 8/15/26 (c)	1,175,000	455,313
Time Warner Cable, Inc.
5.500% 9/01/41	370,000	384,419
5.875% 11/15/40	360,000	387,213
Virgin Media Secured Finance PLC
4.500% 8/15/30 (c)	1,200,000	1,119,000
The Walt Disney Co.
3.600% 1/13/51	385,000	380,459
		8,063,498

The accompanying notes are an integral part of the financial statements.

MassMutual Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Mining — 0.0%
Corp. Nacional del Cobre de Chile
3.150% 1/14/30 (c)	$200,000	$192,055
Miscellaneous - Manufacturing — 0.2%
GE Capital International Funding Co. Unlimited Co.
4.418% 11/15/35	1,067,000	1,145,763
General Electric Co.
6.750% 3/15/32	480,000	604,761
		1,750,524
Oil & Gas — 0.9%
Antero Resources Corp.
8.375% 7/15/26 (c)	81,000	89,228
Ecopetrol SA
6.875% 4/29/30	200,000	209,934
Exxon Mobil Corp.
3.452% 4/15/51	520,000	503,791
KazMunayGas National Co. JSC
4.750% 4/19/27 (c)	200,000	191,512
Occidental Petroleum Corp.
0.010% 10/10/36	499,000	267,589
4.500% 7/15/44	400,000	382,254
Pertamina Persero PT
3.100% 8/27/30 (c)	875,000	824,687
Petroleos Mexicanos
6.625% 6/15/35	2,100,000	1,882,146
7.690% 1/23/50	295,000	257,756
Petronas Capital Ltd.
3.500% 4/21/30 (c)	200,000	203,487
Saudi Arabian Oil Co.
1.625% 11/24/25 (c)	200,000	189,656
Shell International Finance BV
3.000% 11/26/51	500,000	447,251
4.550% 8/12/43	660,000	733,729
Sunoco LP / Sunoco Finance Corp.
4.500% 4/30/30 (c)	271,000	250,088
Transocean Guardian Ltd.
5.875% 1/15/24 (c)	206,175	197,413
Transocean Pontus Ltd.
6.125% 8/01/25 (c)	247,230	246,612
Transocean Poseidon Ltd.
6.875% 2/01/27 (c)	218,438	216,253
		7,093,386
Oil & Gas Services — 0.0%
Transocean Proteus Ltd.
6.250% 12/01/24 (c)	85,500	84,859

	Principal Amount	Value
USA Compression Partners LP/USA Compression Finance Corp.
6.875% 4/01/26	$70,000	$70,822
6.875% 9/01/27	217,000	217,833
		373,514
Packaging & Containers — 0.2%
Berry Global, Inc.
1.650% 1/15/27	85,000	77,518
4.875% 7/15/26 (c)	585,000	592,441
Mauser Packaging Solutions Holding Co.
5.500% 4/15/24 (c)	70,000	69,722
Sealed Air Corp.
1.573% 10/15/26 (c)	1,200,000	1,094,726
4.000% 12/01/27 (c)	70,000	68,250
		1,902,657
Pharmaceuticals — 1.7%
AbbVie, Inc.
4.450% 5/14/46	1,395,000	1,493,080
4.500% 5/14/35	234,000	251,183
4.550% 3/15/35	576,000	618,447
Bayer US Finance II LLC
4.250% 12/15/25 (c)	955,000	972,268
4.375% 12/15/28 (c)	2,735,000	2,801,393
4.625% 6/25/38 (c)	1,310,000	1,360,131
4.875% 6/25/48 (c)	220,000	236,387
Becton Dickinson and Co.
2.823% 5/20/30	1,735,000	1,650,977
Cigna Corp.
3.400% 3/15/51	210,000	189,105
4.125% 11/15/25	695,000	717,234
CVS Health Corp.
3.250% 8/15/29	5,000	4,937
5.050% 3/25/48	2,360,000	2,678,151
Embecta Corp.
5.000% 2/15/30 (c)	425,000	400,862
Endo DAC / Endo Finance LLC / Endo Finco, Inc.
6.000% 6/30/28 (c) (d)	1,323,000	747,495
		14,121,650
Pipelines — 0.9%
Energy Transfer LP
4.950% 6/15/28	1,291,000	1,353,828
5.350% 5/15/45	370,000	381,078
5.400% 10/01/47	1,275,000	1,330,136
5.500% 6/01/27	264,000	283,616
5.950% 10/01/43	750,000	801,148

The accompanying notes are an integral part of the financial statements.

MassMutual Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Galaxy Pipeline Assets Bidco Ltd.
2.160% 3/31/34 (c)	$384,360	$353,553
Kinder Morgan, Inc.
5.550% 6/01/45	565,000	632,250
Plains All American Pipeline LP/PAA Finance Corp.
3.550% 12/15/29	228,000	220,366
Rockies Express Pipeline LLC
4.950% 7/15/29 (c)	1,000,000	968,740
6.875% 4/15/40 (c)	745,000	736,410
Southern Gas Corridor CJSC
6.875% 3/24/26 (c)	400,000	436,512
		7,497,637
Real Estate Investment Trusts (REITS) — 1.5%
American Campus Communities Operating Partnership LP
3.625% 11/15/27	1,220,000	1,211,431
CyrusOne LP/CyrusOne Finance Corp.
2.150% 11/01/30	1,020,000	1,018,429
3.450% 11/15/29	430,000	442,900
GLP Capital LP/GLP Financing II, Inc.
4.000% 1/15/30	60,000	58,237
5.250% 6/01/25	600,000	617,586
5.300% 1/15/29	620,000	651,353
5.375% 4/15/26	1,820,000	1,901,779
Healthcare Trust of America Holdings LP
3.100% 2/15/30	530,000	503,875
3.750% 7/01/27	165,000	166,948
Healthpeak Properties, Inc.
4.000% 6/01/25	1,675,000	1,704,530
Hudson Pacific Properties LP
4.650% 4/01/29	1,185,000	1,242,646
Invitation Homes Operating Partnership LP
4.150% 4/15/32 (b)	815,000	832,455
SL Green Operating Partnership LP
3.250% 10/15/22	1,000,000	1,002,964
Ventas Realty LP
3.750% 5/01/24	1,050,000	1,062,295
		12,417,428
Retail — 0.2%
Michaels Cos., Inc.
5.250% 5/01/28 (c)	556,000	510,463
Michaels Cos., Inc.
7.875% 5/01/29 (c) (d)	339,000	288,574
Starbucks Corp.
3.000% 2/14/32	835,000	799,149
		1,598,186

	Principal Amount	Value
Savings & Loans — 0.3%
Nationwide Building Society
SOFR + 1.290% 2.972% VRN 2/16/28 (c)	$720,000	$686,118
3 mo. USD LIBOR + 1.181% 3.622% VRN 4/26/23 (c)	620,000	620,126
3 mo. USD LIBOR + 1.064% 3.766% VRN 3/08/24 (c)	1,215,000	1,221,975
3 mo. USD LIBOR + 1.392% 4.363% VRN 8/01/24 (c)	300,000	304,763
		2,832,982
Semiconductors — 0.2%
Broadcom, Inc.
3.419% 4/15/33 (c)	420,000	392,669
4.300% 11/15/32	385,000	391,215
Intel Corp.
3.050% 8/12/51 (d)	1,129,000	1,005,253
		1,789,137
Software — 0.3%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.
5.750% 3/01/25 (c)	325,000	325,000
Oracle Corp.
2.875% 3/25/31	115,000	104,938
3.800% 11/15/37	200,000	180,915
3.950% 3/25/51	1,748,000	1,527,324
		2,138,177
Telecommunications — 3.0%
AT&T, Inc.
2.550% 12/01/33	1,115,000	989,693
3.800% 12/01/57	4,820,000	4,394,826
4.500% 5/15/35	110,000	116,388
4.750% 5/15/46	100,000	108,557
4.850% 3/01/39	366,000	398,657
5.250% 3/01/37	850,000	966,379
Intelsat Jackson Holdings S.A., Escrow
8.500% 10/15/24 (c) (e) (f) (g)	378,000	—
9.750% 7/15/25 (c) (e) (f) (g)	1,379,000	—
Intelsat Jackson Holdings SA
6.500% 3/15/30 (c)	2,240,000	2,234,400
Level 3 Financing, Inc.
3.400% 3/01/27 (c)	825,000	777,563
3.875% 11/15/29 (c)	230,000	211,600
Sprint Corp.
7.875% 9/15/23	74,000	78,625
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
4.738% 3/20/25 (c)	2,583,750	2,639,565

The accompanying notes are an integral part of the financial statements.

MassMutual Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
5.152% 9/20/29 (c)	$2,015,000	$2,126,280
T-Mobile USA, Inc.
2.250% 2/15/26	840,000	793,664
2.250% 2/15/26 (c)	377,000	356,204
2.550% 2/15/31	955,000	866,118
3.750% 4/15/27	1,270,000	1,278,658
3.875% 4/15/30	580,000	582,297
4.375% 4/15/40	840,000	844,307
4.750% 2/01/28	175,000	178,325
Verizon Communications, Inc.
2.355% 3/15/32 (c)	1,885,000	1,699,773
2.550% 3/21/31	410,000	380,461
Vodafone Group PLC
4.875% 6/19/49	1,260,000	1,370,428
5.250% 5/30/48	1,000,000	1,119,355
		24,512,123
Transportation — 0.1%
Empresa de Transporte de Pasajeros Metro SA
3.650% 5/07/30 (c) (d)	200,000	199,000
Union Pacific Corp.
3.500% 2/14/53	415,000	405,817
		604,817

TOTAL CORPORATE DEBT (Cost $244,630,625)		236,007,182

MUNICIPAL OBLIGATIONS — 0.4%
City of New York NY, General Obligation
3.000% 8/01/34	945,000	887,484
County of Miami-Dade FL Aviation Revenue, Revenue Bond
2.707% 10/01/33	375,000	348,209
New York City Transitional Finance Authority, Revenue Bond
5.508% 8/01/37	985,000	1,177,389
New York State Dormitory Authority, Revenue Bond
5.051% 9/15/27	600,000	652,739
University of Michigan, Revenue
3.504% 4/01/52	410,000	416,905
		3,482,726

TOTAL MUNICIPAL OBLIGATIONS (Cost $3,741,090)		3,482,726

	Principal Amount	Value
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 12.5%
Commercial Mortgage-Backed Securities — 2.2%
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class AMP, 3.287% 11/05/32 (c)	$1,920,000	$1,889,770
Series 2018-PARK, Class A, 4.091% VRN 8/10/38 (c) (h)	1,280,000	1,316,532
BX Commercial Mortgage Trust, Series 2019-XL, Class A, 1 mo. USD LIBOR + .920%
1.317% FRN 10/15/36 (c)	2,166,515	2,153,109
BX Trust, Series 2019-OC11, Class A
3.202% 12/09/41 (c)	420,000	406,412
CALI Mortgage Trust, Series 2019-101C, Class A
3.957% 3/10/39 (c)	945,000	958,469
COMM Mortgage Trust, Series 2015-CR27, Class A3
3.349% 10/10/48	2,600,705	2,575,659
CPT Mortgage Trust, Series 2019-CPT, Class A
2.865% 11/13/39 (c)	805,000	761,454
DC Office Trust, Series 2019-MTC, Class A
2.965% 9/15/45 (c)	860,000	813,908
Hudson Yards Mortgage Trust
Series 2019-55HY, Class A, 2.943% VRN 12/10/41 (c) (h)	860,000	820,333
Series 2019-30HY, Class A, 3.228% 7/10/39 (c)	880,000	854,445
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2021-HTL5, Class A, 1 mo. USD LIBOR + 1.115% 1.512% FRN 11/15/38 (c)	2,138,000	2,095,238
Series 2019-OSB, Class A, 3.397% 6/05/39 (c)	900,000	887,884
MKT Mortgage Trust, Series 2020-525M, Class A
2.694% 2/12/40 (c)	1,030,000	959,094
One Bryant Park Trust, Series 2019-OBP, Class A
2.516% 9/15/54 (c)	1,085,000	1,003,951
RBS Commercial Funding, Inc. Trust, Series 2013-GSP, Class A,
3.834% VRN 1/15/32 (c) (h)	640,000	639,060
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A2B,
4.144% VRN 1/05/43 (c) (h)	50,000	48,541
		18,183,859

The accompanying notes are an integral part of the financial statements.

MassMutual Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Home Equity Asset-Backed Securities — 0.6%
Argent Securities, Inc., Series 2005-W2, Class M1, 1 mo. USD LIBOR + .735%
1.192% FRN 10/25/35	$2,688,198	$2,665,832
Morgan Stanley Capital, Inc. Trust, Series 2006-HE1, Class A4, 1 mo. USD LIBOR + .580%
1.037% FRN 1/25/36	2,342,379	2,320,334
Option One Mortgage Loan Trust, Series 2006-1, Class 1A1, 1 mo. USD LIBOR + .440%
0.897% FRN 1/25/36	245,836	245,640
		5,231,806
Other Asset-Backed Securities — 3.3%
AGLCLO Ltd., Series 2021-13A, Class A1, 3 mo. USD LIBOR + 1.160%
1.320% FRN 10/20/34 (c)	2,400,000	2,379,408
AIG CLO Ltd., Series 2019-2A, Class BR, 3 mo. USD LIBOR + 1.600%
1.858% FRN 10/25/33 (c)	2,400,000	2,373,847
Aimco CLO 11 Ltd., Series 2020-11A, Class AR, 3 mo. USD LIBOR + 1.130%
1.371% FRN 10/17/34 (c)	2,075,000	2,052,586
Barings CLO Ltd., Series 2013-IA, Class AR, 3 mo. USD LIBOR + .800%
1.054% FRN 1/20/28 (c)	2,787,877	2,783,821
Countrywide Asset-Backed Certificates Trust, Series 2004-5, Class M1, 1 mo. USD LIBOR + .855%
1.312% FRN 8/25/34	202,893	200,626
First Franklin Mortgage Loan Trust, Series 2005-FF9, Class A4, 1 mo. USD LIBOR + .720%
1.177% FRN 10/25/35	191,348	190,754
Flatiron CLO Ltd., Series 2021-1A, Class B, 3 mo. USD LIBOR + 1.600%
1.848% FRN 7/19/34 (c)	2,400,000	2,359,750
GoldenTree Loan Opportunities Ltd., Series 2014-9A, Class AR2, 3 mo. USD LIBOR + 1.110%
1.409% FRN 10/29/29 (c)	2,044,603	2,042,262
GSAMP Trust, Series 2006-HE1, Class M1, 1 mo. USD LIBOR + .585%
1.042% FRN 1/25/36	1,554,645	1,547,768

	Principal Amount	Value
LCM Ltd., Series 19A, Class AR, 3 mo. USD LIBOR + 1.240%
1.481% FRN 7/15/27 (c)	$533,951	$533,635
Lehman XS Trust, Series 2005-4, Class 1A3, 1 mo. USD LIBOR + .800%
1.257% FRN 10/25/35	99,967	99,547
LoanCore Issuer Ltd., Series 2018-CRE1, Class B, 1 mo. USD LIBOR + 1.700%
2.097% FRN 5/15/28 (c)	2,570,000	2,531,540
Magnetite Ltd., Series 2012-7A, Class A1R2, 3 mo. USD LIBOR + .800%
1.041% FRN 1/15/28 (c)	1,414,681	1,408,704
Morgan Stanley Capital, Inc. Trust, Series 2006-NC2, Class A2D, 1 mo. USD LIBOR + .580%
1.037% FRN 2/25/36	2,219,333	2,213,642
Rockford Tower Ltd., Series 2019-1A, Class AR, 3 mo. USD LIBOR + 1.120%
1.374% FRN 4/20/34 (c)	2,435,000	2,406,530
TRTX Issuer Ltd., Series 2019-FL3, Class A, 30 day SOFR + 1.264%
1.315% FRN 10/15/34 (c)	2,026,711	2,021,669
		27,146,089
Student Loans Asset-Backed Securities — 2.2%
Access Group, Inc., Series 2015-1, Class A, 1 mo. USD LIBOR + .700%
1.157% FRN 7/25/56 (c)	1,581,792	1,562,612
Education Loan Asset-Backed Trust, Series 2013-1, Class A2, 1 mo. USD LIBOR + .800%
1.257% FRN 4/26/32 (c)	2,982,403	2,967,047
SLM Student Loan Trust
Series 2014-1, Class A3, 1 mo. USD LIBOR + .600% 1.057% FRN 2/26/29	1,536,901	1,513,291
Series 2012-7, Class A3, 1 mo. USD LIBOR + .650% 1.107% FRN 5/26/26	2,584,089	2,550,826
Series 2008-5, Class B, 3 mo. USD LIBOR + 1.850% 2.108% FRN 7/25/73	3,735,000	3,679,810
Series 2008-9, Class B, 3 mo. USD LIBOR + 2.250% 2.508% FRN 10/25/83	3,630,000	3,642,450

The accompanying notes are an integral part of the financial statements.

MassMutual Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Wachovia Student Loan Trust, Series 2006-1, Class A6, 3 mo. USD LIBOR + .170%
0.428% FRN 4/25/40 (c)	$2,159,024	$2,110,195
		18,026,231
Whole Loan Collateral Collateralized Mortgage Obligations — 4.2%
Ajax Mortgage Loan Trust, Series 2019-,Class A1,
2.860% STEP 7/25/59 (c)	2,203,288	2,157,616
American Home Mortgage Investment Trust, Series 2006-1, Class 12A1, 1 mo. USD LIBOR + .400%
0.857% FRN 3/25/46	1,632,592	1,563,994
Bear Stearns Trust, Series 2005-4, Class 25A1,
2.545% VRN 5/25/35 (h)	1,047,261	982,896
BINOM Securitization Trust, Series 2022-RPL1, Class A1,
3.000% VRN 2/25/61 (c) (h)	3,306,868	3,208,791
CIM Trust, Series 2021-J3, Class A1,
2.500% VRN 6/25/51 (c) (h)	3,833,321	3,535,191
Citigroup Mortgage Loan Trust, Series 2006-AR2, Class 1A2,
2.550% VRN 3/25/36 (h)	3,458	3,232
Credit Suisse Mortgage Trust, Series 2018-RPL9, Class A,
3.850% VRN 9/25/57 (c) (h)	1,843,209	1,855,174
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA9, Class 2A1,
2.299% VRN 11/25/35 (h)	1,537,696	1,365,231
HarborView Mortgage Loan Trust
Series 2006-10, Class 1A1A, 1 mo. USD LIBOR + .200% 0.362% FRN 11/19/36	2,841,797	2,499,379
Series 2007-6, Class 1A1A, 1 mo. USD LIBOR + .200% 0.649% FRN 8/19/37	2,707,340	2,353,219
HomeBanc Mortgage Trust, Series 2005-5, Class A1, 1 mo. USD LIBOR + .520%
0.977% FRN 1/25/36	2,899,320	2,812,934
JP Morgan Mortgage Trust
Series 2005-A5, Class 1A2, 2.403% VRN 8/25/35 (h)	99,944	97,345
Series 2021-13, Class A3, 2.500% VRN 4/25/52 (c) (h)	4,129,460	3,816,041
MASTR Adjustable Rate Mortgages Trust, Series 2004-3, Class 4A1,
2.283% VRN 4/25/34 (h)	493,381	471,624

	Principal Amount	Value
RALI Trust, Series 2006-QA7, Class 2A1, 1 mo. USD LIBOR + .370%
0.827% FRN 8/25/36	$559,657	$521,201
Residential Asset Securitization Trust, Series 2006-A14C, Class 1A1
6.250% 12/25/36	2,083,543	1,828,474
Structured Asset Mortgage Investments Trust, Series 2006-AR1, Class 3A1, 1 mo. USD LIBOR + .460%
0.917% FRN 2/25/36	2,483,492	2,260,478
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2005-AR2, Class 2A1A, 1 mo. USD LIBOR + .620% 1.077% FRN 1/25/45	621,082	614,802
Series 2005-7, Class 4CB, 7.000% 8/25/35	2,723,097	2,215,492
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR3, Class A4,
2.771% VRN 4/25/37 (h)	943,800	886,257
		35,049,371

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $105,017,780)		103,637,356

SOVEREIGN DEBT OBLIGATIONS — 1.1%
Abu Dhabi Government International Bond
2.500% 9/30/29 (c)	647,000	633,559
Brazilian Government International Bond
3.875% 6/12/30	730,000	672,659
Chile Government International Bond
2.550% 1/27/32 (d)	200,000	187,910
Colombia Government International Bond
3.000% 1/30/30 (d)	400,000	344,488
4.500% 1/28/26	400,000	399,548
Dominican Republic International Bond
4.500% 1/30/30 (c)	440,000	403,704
Egypt Government International Bond
7.600% 3/01/29 (c)	200,000	189,704
Hong Kong Airport Authority
3.250% 1/12/52 (c)	850,000	758,214
Hungary Government International Bond
2.125% 9/22/31 (c)	250,000	225,946

The accompanying notes are an integral part of the financial statements.

MassMutual Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Indonesia Government International Bond
2.850% 2/14/30 (d)	$300,000	$294,844
Mexico Government International Bond
2.659% 5/24/31	613,000	557,640
3.750% 1/11/28	420,000	427,678
4.750% 4/27/32 (d)	200,000	211,794
Oman Government International Bond
5.625% 1/17/28 (c)	200,000	206,198
Panama Government International Bond
2.252% 9/29/32	200,000	176,894
3.160% 1/23/30 (d)	400,000	391,432
Peruvian Government International Bond
2.844% 6/20/30	200,000	191,546
4.125% 8/25/27	254,000	263,939
Philippine Government International Bond
2.457% 5/05/30	200,000	189,939
Qatar Government International Bond
4.500% 4/23/28 (c)	600,000	653,250
Republic of South Africa Government International Bond
4.850% 9/30/29 (d)	400,000	390,782
4.875% 4/14/26	200,000	203,600
Republic of Turkey International Bond
3.250% 3/23/23	200,000	196,296
Romanian Government International Bond
3.000% 2/14/31 (c)	270,000	249,271
Saudi Government International Bond
3.250% 10/26/26 (c)	400,000	409,356
3.625% 3/04/28 (c)	200,000	206,500
		9,036,691

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $9,762,989)		9,036,691

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (i) — 33.4%
Collateralized Mortgage Obligations — 0.8%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K155, Class A3 3.750% 4/25/33	2,115,000	2,290,349

	Principal Amount	Value
Federal National Mortgage Association REMICS
Series 2018-43, Class CT, 3.000% 6/25/48	$668,692	$660,037
Series 2018-55, Class PA, 3.500% 1/25/47	673,387	682,490
Series 2018-54, Class KA, 3.500% 1/25/47	648,933	660,846
Series 2018-38, Class PA, 3.500% 6/25/47	906,233	923,725
Government National Mortgage Association
Series 2018-124, Class NW, 3.500% 9/20/48	636,548	640,577
Series 2019-15, Class GT, 3.500% 2/20/49	728,272	733,185
		6,591,209
Pass-Through Securities — 31.1%
Federal Home Loan Mortgage Corp.
Pool #G18596 3.000% 4/01/31	296,848	300,514
Pool #G18691 3.000% 6/01/33	110,390	111,719
Pool #G08710 3.000% 6/01/46	65,219	64,811
Pool #G08715 3.000% 8/01/46	1,381,026	1,371,958
Pool #G08721 3.000% 9/01/46	186,919	185,691
Pool #G08726 3.000% 10/01/46	2,490,515	2,474,160
Pool #G08732 3.000% 11/01/46	1,761,731	1,750,162
Pool #G08741 3.000% 1/01/47	1,188,026	1,179,482
Pool #G18713 3.500% 11/01/33	814,098	834,996
Pool #G16756 3.500% 1/01/34	333,434	342,097
Pool #G60038 3.500% 1/01/44	607,817	623,628
Pool #G07848 3.500% 4/01/44	4,847,053	4,967,079
Pool #G07924 3.500% 1/01/45	1,347,721	1,375,198
Pool #G60138 3.500% 8/01/45	2,782,777	2,842,989
Pool #G08711 3.500% 6/01/46	1,091,080	1,108,551
Pool #G08716 3.500% 8/01/46	1,608,499	1,634,256
Pool #G67703 3.500% 4/01/47	1,924,363	1,957,582
Pool #G67706 3.500% 12/01/47	1,534,862	1,560,878
Pool #G08792 3.500% 12/01/47	1,327,692	1,345,632
Pool #G67707 3.500% 1/01/48	1,812,493	1,850,011
Pool #G67708 3.500% 3/01/48	3,315,830	3,374,105
Pool #G67709 3.500% 3/01/48	4,346,186	4,414,421
Pool #G67711 4.000% 3/01/48	503,235	522,616
Pool #G67713 4.000% 6/01/48	1,311,615	1,357,160
Pool #G67714 4.000% 7/01/48	1,837,290	1,907,764
Pool #G67717 4.000% 11/01/48	1,617,023	1,679,048
Pool #G08843 4.500% 10/01/48	657,907	685,638
Pool #G08826 5.000% 6/01/48	216,582	229,382
Pool #G08844 5.000% 10/01/48	80,198	84,550

The accompanying notes are an integral part of the financial statements.

MassMutual Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Federal National Mortgage Association
Pool #MA4093 2.000% 8/01/40	$909,534	$853,335
Pool #MA4152 2.000% 10/01/40	3,395,033	3,185,257
Pool #MA4176 2.000% 11/01/40	2,478,072	2,324,954
Pool #MA4333 2.000% 5/01/41	732,125	686,888
Pool #BL6060 2.455% 4/01/40	1,265,000	1,125,553
Pool #MA3029 3.000% 6/01/32	298,754	302,221
Pool #MA1607 3.000% 10/01/33	2,097,722	2,098,814
Pool #BN7755 3.000% 9/01/49	2,036,377	2,011,982
Pool #MA3811 3.000% 10/01/49	510,149	495,429
Pool #BO2259 3.000% 10/01/49	3,448,654	3,403,029
Pool #AB4262 3.500% 1/01/32	1,430,781	1,457,059
Pool #MA1148 3.500% 8/01/42	2,838,297	2,909,940
Pool #CA0996 3.500% 1/01/48	89,577	90,691
Pool #MA3276 3.500% 2/01/48	203,413	205,496
Pool #MA3305 3.500% 3/01/48	695,546	702,017
Pool #MA3332 3.500% 4/01/48	27,405	27,660
Pool #CA3633 3.500% 6/01/49	801,111	811,005
Pool #MA2995 4.000% 5/01/47	593,310	612,331
Pool #AS9830 4.000% 6/01/47	358,493	369,986
Pool #MA3027 4.000% 6/01/47	533,555	550,661
Pool #AS9972 4.000% 7/01/47	318,044	327,942
Pool #AL9106 4.500% 2/01/46	281,818	299,074
Pool #CA1710 4.500% 5/01/48	1,128,240	1,172,064
Pool #CA1711 4.500% 5/01/48	19,724	20,573
Pool #CA2208 4.500% 8/01/48	830,401	865,744
Government National Mortgage Association II
Pool #MA4126 3.000% 12/20/46	1,678,549	1,677,528
Pool #MA4836 3.000% 11/20/47	1,199,928	1,198,823
Pool #MA6209 3.000% 10/20/49	500,983	490,032
Pool #MA4127 3.500% 12/20/46	1,153,478	1,176,692
Pool #MA4382 3.500% 4/20/47	198,680	202,678
Pool #MA4719 3.500% 9/20/47	1,762,816	1,794,986
Pool #MA4837 3.500% 11/20/47	238,790	242,626
Pool #MA4962 3.500% 1/20/48	602,600	612,279
Pool #MA5019 3.500% 2/20/48	825,297	837,006
Pool #MA4838 4.000% 11/20/47	511,905	527,351
Pool #MA4901 4.000% 12/20/47	414,531	427,038
Pool #MA5078 4.000% 3/20/48	344,733	354,595
Pool #MA5466 4.000% 9/20/48	236,710	242,761
Pool #MA5528 4.000% 10/20/48	947,228	971,221
Pool #MA4264 4.500% 2/20/47	251,723	266,563
Pool #MA4512 4.500% 6/20/47	1,593,898	1,681,883
Pool #MA3666 5.000% 5/20/46	33,436	35,926
Pool #MA3806 5.000% 7/20/46	221,796	238,311
Pool #MA4072 5.000% 11/20/46	43,600	46,281

	Principal Amount	Value
Pool #MA4454 5.000% 5/20/47	$837,293	$895,715
Government National Mortgage Association II TBA
2.000% 11/01/51 (b)	4,200,000	3,995,578
2.500% 12/01/51 (b)	11,675,000	11,329,310
Uniform Mortgage Backed Securities TBA
2.000% 2/01/37 (b)	11,150,000	10,829,438
2.000% 12/01/51 (b)	11,175,000	10,377,908
2.000% 12/01/51 (b)	42,675,000	39,559,392
2.500% 1/01/37 (b)	67,200,000	64,034,248
2.500% 4/18/37 (b)	8,725,000	8,622,072
3.000% 2/01/52 (b)	7,750,000	7,587,129
3.000% 2/01/52 (b)	17,925,000	17,507,685
		256,808,838
U.S. Agencies Notes — 1.5%
Federal Home Loan Banks
1.040% 6/14/24	8,900,000	8,619,071
1.610% 9/04/24	4,230,000	4,143,477
		12,762,548

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $279,717,214)		276,162,595

U.S. TREASURY OBLIGATIONS — 32.1%
U.S. Treasury Bonds & Notes — 32.1%
U.S. Treasury Bond
1.875% 11/15/51	3,356,000	2,943,393
2.000% 11/15/41	35,997,000	32,621,875
2.250% 5/15/41	11,500,000	10,874,501
2.250% 2/15/52	16,359,000	15,679,087
2.375% 2/15/42	2,220,000	2,142,646
U.S. Treasury Inflation Index
0.125% 2/15/52	1,366,111	1,441,140
U.S. Treasury Note
0.750% 12/31/23	12,020,000	11,715,204
0.875% 1/31/24	17,588,000	17,152,622
1.250% 12/31/26	4,120,000	3,897,605
1.500% 2/29/24 (d)	25,228,000	24,878,888
1.500% 1/31/27	16,163,000	15,468,877
1.750% 3/15/25	23,602,000	23,126,278
1.875% 2/28/27 (d)	45,195,000	44,051,142
1.875% 2/15/32	2,790,000	2,678,835
2.250% 3/31/24	15,450,000	15,438,536

The accompanying notes are an integral part of the financial statements.

MassMutual Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
2.500% 3/31/27 (b)	$40,700,000	$40,843,101
		264,953,730

TOTAL U.S. TREASURY OBLIGATIONS (Cost $270,422,007)		264,953,730

TOTAL BONDS & NOTES (Cost $935,555,208)		915,302,118

TOTAL PURCHASED OPTIONS (#) — 0.0% (Cost $350,834)		97,106

RIGHTS — 0.0%
Communications — 0.0%
Telecommunications — 0.0%
Intelsat Jackson Holdings S.A. Expiration date 12/5/25 (e) (f) (g)	1,754	—
Intelsat Jackson Holdings S.A. Expiration date 12/5/25 (e) (f) (g)	1,754	—

TOTAL RIGHTS (Cost $0)		—
	Number of Shares
MUTUAL FUNDS — 8.9%
Diversified Financial Services — 8.9%
State Street Navigator Securities Lending Government Money Market Portfolio (j)	73,382,484	73,382,484

TOTAL MUTUAL FUNDS (Cost $73,382,484)		73,382,484

TOTAL LONG-TERM INVESTMENTS (Cost $1,010,863,880)		989,269,668

	Principal Amount
SHORT-TERM INVESTMENTS — 10.2%
Repurchase Agreement — 2.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/22, 0.000%, due 4/01/22 (k)	$17,164,564	17,164,564
U.S. Treasury Bill — 8.1%
U.S. Treasury Bill
0.223% 7/07/22 (d) (l)	2,210,000	2,206,583
0.225% 7/07/22 (d) (l)	6,250,000	6,240,335

	Principal Amount	Value
0.315% 7/07/22 (d) (l)	$2,300,000	$2,296,443
0.332% 7/14/22 (l)	2,615,000	2,610,386
0.524% 7/28/22 (l)	2,115,000	2,109,749
0.569% 8/04/22 (l)	16,500,000	16,454,253
0.610% 8/25/22 (l)	9,252,000	9,218,326
0.626% 8/25/22 (l)	6,515,000	6,491,288
0.633% 8/11/22 (l)	4,435,000	4,420,932
0.651% 9/01/22 (l)	7,443,000	7,413,626
0.674% 8/25/22 (l)	7,970,000	7,940,992
		67,402,913

TOTAL SHORT-TERM INVESTMENTS (Cost $84,633,906)		84,567,477

TOTAL INVESTMENTS — 130.0% (Cost $1,095,497,786) (m)		1,073,837,145

Other Assets/(Liabilities) — (30.0)%		(248,048,713)

NET ASSETS — 100.0%		$825,788,432

Abbreviation Legend

CLO	Collateralized Loan Obligation
FRN	Floating Rate Note
REMICS	Real Estate Mortgage Investment Conduits
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	All or a portion of the security represents unsettled loan commitments at March 31, 2022 where the rate will be determined at time of settlement.
(b)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(c)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2022, the aggregate market value of these securities amounted to $138,335,932 or 16.75% of net assets.

(d)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2022, was $75,235,456 or 9.11% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $3,445,460 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(e)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2022, these securities amounted to a value of $0 or 0.00% of net assets.

The accompanying notes are an integral part of the financial statements.

MassMutual Total Return Bond Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(f)	Investment was valued using significant unobservable inputs.
(g)	Non-income producing security.
(h)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2022.

(i)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(j)	Represents investment of security lending cash collateral. (Note 2).
(k)

Maturity value of $17,164,564. Collateralized by U.S. Government Agency obligations with a rate of 0.500%, maturity date of 4/15/24, and an aggregate market value, including accrued interest, of $17,507,942.

(l)	The rate shown represents yield-to-maturity.
(m)	See Note 6 for aggregate cost for federal tax purposes.

(#) Exchange-Traded Options Purchased

Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
Eurodollar 1 Year Mid Curve Future	9/16/22	98.38	109	USD	26,399,800	$8,856	$46,632	$(37,776)
Eurodollar 1 Year Mid Curve Future	9/16/22	98.75	235	USD	56,917,000	11,750	140,288	(128,538)
Eurodollar Future	12/19/22	98.00	170	USD	41,369,500	76,500	163,914	(87,414)
						$97,106	$350,834	$(253,728)

Exchange-Traded Options Written

Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
Eurodollar 1 Year Mid Curve Future	9/16/22	99.00	535	USD	129,577,000	$(20,062)	$(176,991)	$156,929
Eurodollar 2 Year Mid Curve Future	12/16/22	97.63	151	USD	36,728,863	(103,813)	(105,493)	1,680
Eurodollar 2 Year Mid Curve Future	12/16/22	97.88	255	USD	62,025,563	(119,531)	(141,473)	21,942
Eurodollar Future	12/19/22	98.25	170	USD	41,369,500	(53,125)	(110,116)	56,991
						$(296,531)	$(534,073)	$237,542
Put
Eurodollar 1 Year Mid Curve Future	9/16/22	97.63	652	USD	157,914,400	$(1,401,800)	$(446,411)	$(955,389)
Eurodollar 2 Year Mid Curve Future	12/16/22	97.38	406	USD	98,754,425	(474,513)	(417,141)	(57,372)
Eurodollar Future	12/19/22	97.25	170	USD	41,369,500	(167,874)	(78,241)	(89,633)
						$(2,044,187)	$(941,793)	$(1,102,394)
						$(2,340,718)	$(1,475,866)	$(864,852)

The accompanying notes are an integral part of the financial statements.

MassMutual Total Return Bond Fund – Portfolio of Investments (Continued)

Interest Rate Swaptions Written

			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Put
2-Year Interest Rate Swap, 6/10/2024	JP Morgan Chase Bank N.A.*	6/08/22	3-Month USD SOFR	Quarterly	1.95%##	Semi-Annually	USD	41,670,000	$(645,052)	$(120,010)	$(525,042)

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Ultra Bond	6/21/22	27	$4,947,153	$(164,778)
Short
U.S. Treasury Ultra 10 Year	6/21/22	16	$(2,156,125)	$(11,375)
U.S. Treasury Note 2 Year	6/30/22	5	(1,073,662)	14,053
				$2,678

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
3-Month USD LIBOR BBA	Quarterly	Fixed 1.073%	Semi-Annually	7/24/25	USD	10,155,000	$(353,205)	$—	$(353,205)
3-Month USD LIBOR BBA	Quarterly	Fixed 1.034%	Semi-Annually	7/24/25	USD	15,025,000	(533,632)	—	(533,632)
3-Month USD LIBOR BBA	Quarterly	Fixed 1.026%	Semi-Annually	7/24/25	USD	20,310,000	(724,399)	—	(724,399)
3-Month USD LIBOR BBA	Quarterly	Fixed 1.390%	Semi-Annually	9/28/25	USD	25,970,000	(711,181)	—	(711,181)
3-Month USD LIBOR BBA	Quarterly	Fixed 1.688%	Semi-Annually	12/07/25	USD	22,425,000	(455,490)	—	(455,490)
Fixed 1.808%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	7/24/53	USD	850,000	78,542	—	78,542
Fixed 1.785%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	7/24/53	USD	1,250,000	121,586	—	121,586
Fixed 1.773%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	7/24/53	USD	1,700,000	169,955	—	169,955
Fixed 1.870%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	9/28/53	USD	2,215,000	168,737	—	168,737
Fixed 1.743%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	12/07/53	USD	1,875,000	186,840	—	186,840
							$(2,052,247)	$—	$(2,052,247)

*	Contracts are subject to a master netting agreement or similar agreement.
##	Exercise Rate.

Currency Legend

USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.

MassMutual Strategic Bond Fund — Portfolio of Investments
March 31, 2022 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 70.9%
BANK LOANS — 3.0%
Advertising — 0.1%
CMG Media Corp., 2021 Term Loan, 1 mo. USD LIBOR + 3.500%
3.957% VRN 12/17/26	$439,784	$432,567
Airlines — 0.1%
United Airlines, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 3.750%
4.500% FRN 4/21/28	486,201	479,720
Auto Parts & Equipment — 0.1%
Clarios Global LP, 2021 USD Term Loan B, 1 mo. USD LIBOR + 3.250%
3.707% VRN 4/30/26	380,344	375,114
Beverages — 0.1%
Triton Water Holdings, Inc., Term Loan, 3 mo. USD LIBOR + 3.500%
4.506% VRN 3/31/28	486,325	473,559
Building Materials — 0.1%
Solis IV BV, USD Term Loan B1, SOFR + 3.500%
4.000% VRN 2/26/29	370,000	362,138
Commercial Services — 0.2%
API Group DE, Inc., Term Loan B, 1 mo. USD LIBOR + 2.500%
2.945% VRN 10/01/26	486,314	480,235
Prime Security Services Borrower LLC, 2021 Term Loan, 3 mo. USD LIBOR + 2.750%, 6 mo. USD LIBOR + 2.750%
3.500% VRN 9/23/26	486,297	482,246
Verscend Holding Corp., 2021 Term Loan B, 1 mo. USD LIBOR + 4.000%
4.457% VRN 8/27/25	185,814	184,885
		1,147,366
Computers — 0.1%
Magenta Buyer LLC, 2021 USD 1st Lien Term Loan, 3 mo. USD LIBOR + 5.000%
5.750% VRN 7/27/28	488,775	484,254
Peraton Corp., Term Loan B, 1 mo. USD LIBOR + 3.750%
4.500% VRN 2/01/28	276,093	273,762
		758,016

	Principal Amount	Value
Diversified Financial Services — 0.2%
Avolon TLB Borrower 1 (US) LLC, 2021 Term Loan B5, 1 mo. USD LIBOR + 2.250%
2.750% VRN 12/01/27	$88,352	$87,248
Castlelake Aviation Ltd., Term Loan B, 3 mo. USD LIBOR + 2.750%
3.250% VRN 10/22/26	388,050	377,138
Citadel Securities LP, 2021 Term Loan B, 1 mo. USD LIBOR + 2.500%
2.957% VRN 2/02/28	52,704	52,356
Deerfield Dakota Holding LLC, 2020 USD Term Loan B, 1 mo. USD LIBOR + 3.750%
4.750% VRN 4/09/27	280,925	279,169
Jane Street Group LLC, 2021 Term Loan, 1 mo. USD LIBOR + 2.750%
3.207% VRN 1/26/28	349,219	343,764
VFH Parent LLC, 2022 Term Loan B, SOFR + 3.000%
3.500% VRN 1/13/29	110,000	108,763
		1,248,438
Electronics — 0.0%
II-VI, Inc., 2021 Bridge Term Loan B,
0.000% 12/01/28 (a)	160,000	158,800
Entertainment — 0.1%
PCI Gaming Authority, Term Loan, 1 mo. USD LIBOR + 2.500%
2.957% VRN 5/29/26	258,892	256,586
Scientific Games International, Inc., 2018 Term Loan B5, 1 mo. USD LIBOR + 2.750%
3.207% VRN 8/14/24	299,309	298,001
		554,587
Food — 0.1%
Froneri International PLC, 2020 USD Term Loan, 1 mo. USD LIBOR + 2.250%
2.707% VRN 1/29/27	304,575	298,648
Health Care – Products — 0.1%
Sotera Health Holdings LLC, 2021 Term Loan, 3 mo. USD LIBOR + 2.750%
3.250% VRN 12/11/26	260,000	256,316
Health Care – Services — 0.2%
Global Medical Response, Inc., 2020 Term Loan B, 3 mo. USD LIBOR + 4.250%
5.250% VRN 10/02/25	384,940	381,691

The accompanying notes are an integral part of the financial statements.

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Phoenix Guarantor, Inc., 2020 Term Loan B, 1 mo. USD LIBOR + 3.250%
3.702% VRN 3/05/26 (a)	$492,427	$486,272
RegionalCare Hospital Partners Holdings, Inc., 2018 Term Loan B, 1 mo. USD LIBOR + 3.750%
4.197% VRN 11/16/25	52,800	52,432
		920,395
Insurance — 0.1%
AmWINS Group, Inc., 2021 Term Loan B, 1 mo. USD LIBOR + 2.250%
3.000% VRN 2/19/28	306,126	300,769
Leisure Time — 0.1%
Alterra Mountain Co., 2021 Series B-2 Consenting Term Loan, 1 mo. USD LIBOR + 3.500%
4.000% VRN 8/17/28	368,552	365,327
Lodging — 0.2%
Caesars Resort Collection LLC, 2017 1st Lien Term Loan B, 1 mo. USD LIBOR + 2.750%
3.207% VRN 12/23/24	492,470	489,392
Four Seasons Holdings, Inc., New 1st Lien Term Loan, 1 mo. USD LIBOR + 2.000%
2.457% VRN 11/30/23	73,559	73,248
Hilton Worldwide Finance LLC, 2019 Term Loan B2, 1 mo. USD LIBOR + 1.750%
2.207% VRN 6/22/26	286,204	282,950
Station Casinos LLC, 2020 Term Loan B, 1 mo. USD LIBOR + 2.250%
2.710% VRN 2/08/27	465,094	458,247
		1,303,837
Machinery - Diversified — 0.1%
Ali Group North America Co., 2021 Term Loan B,
0.000% 10/13/28 (a)	290,000	285,409
Media — 0.2%
iHeartCommunications, Inc., 2020 Term Loan, 1 mo. USD LIBOR + 3.000%
3.457% VRN 5/01/26	495,927	492,272
Nexstar Broadcasting, Inc., 2019 Term Loan B4, 1 mo. USD LIBOR + 2.500%
2.731% VRN 9/18/26	492,275	489,903

	Principal Amount	Value
Virgin Media Bristol LLC, USD Term Loan N, 3 mo. USD LIBOR + 2.500%
2.897% VRN 1/31/28	$203,954	$201,182
		1,183,357
Pharmaceuticals — 0.3%
Change Healthcare Holdings LLC, 2017 Term Loan B, 1 mo. USD LIBOR + 2.500%
3.500% VRN 3/01/24	268,015	266,206
Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, 1 mo. USD LIBOR + 2.000%
2.457% VRN 11/15/27	347,795	341,535
Horizon Therapeutics USA, Inc., 2021 Term Loan B2, 1 mo. USD LIBOR + 1.750%
2.250% VRN 3/15/28	476,400	471,040
Jazz Financing Lux S.a.r.l., USD Term Loan, 1 mo. USD LIBOR + 3.500%
4.000% VRN 5/05/28	486,325	484,078
		1,562,859
Retail — 0.1%
1011778 B.C. Unlimited Liability Co., Term Loan B4, 1 mo. USD LIBOR + 1.750%
2.207% VRN 11/19/26	167,773	163,963
Harbor Freight Tools USA, Inc., 2021 Term Loan B, 1 mo. USD LIBOR + 2.750%
3.250% VRN 10/19/27	375,423	366,976
		530,939
Software — 0.2%
AthenaHealth, Inc.
2022 Delayed Draw Term Loan,
0.000% 2/15/29 (a) (b)	59,420	58,692
2022 Term Loan B, SOFR + 3.500%
4.000% VRN 2/15/29	350,580	346,285
Cloudera, Inc., 2021 Term Loan, 1 mo. USD LIBOR + 3.750%
4.250% VRN 10/08/28	200,000	197,250
DCert Buyer, Inc., 2019 Term Loan B, 1 mo. USD LIBOR + 4.000%
4.457% VRN 10/16/26	112,562	111,609
Rackspace Technology Global, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 2.750%
3.500% VRN 2/15/28	445,500	436,430
		1,150,266

The accompanying notes are an integral part of the financial statements.

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Telecommunications — 0.1%
Level 3 Financing, Inc., 2019 Term Loan B, 1 mo. USD LIBOR + 1.750%
2.207% VRN 3/01/27	$498,362	$488,549
Zayo Group Holdings, Inc., USD Term Loan, 1 mo. USD LIBOR + 3.000%
3.457% VRN 3/09/27	410,000	398,623
		887,172
Transportation — 0.1%
Genesee & Wyoming, Inc., Term Loan, 3 mo. USD LIBOR + 2.000%
3.006% VRN 12/30/26	496,290	490,240

TOTAL BANK LOANS (Cost $15,698,834)		15,525,839

CORPORATE DEBT — 31.2%
Aerospace & Defense — 1.4%
The Boeing Co.
2.196% 2/04/26	230,000	217,692
2.700% 2/01/27	90,000	86,449
2.800% 3/01/27	150,000	143,574
3.100% 5/01/26	80,000	78,305
3.200% 3/01/29	290,000	276,380
3.250% 2/01/35	360,000	321,503
3.550% 3/01/38	80,000	70,374
3.750% 2/01/50	240,000	213,591
3.950% 8/01/59	860,000	744,586
5.150% 5/01/30	160,000	170,653
5.705% 5/01/40	640,000	720,191
5.805% 5/01/50	1,510,000	1,742,828
5.930% 5/01/60	940,000	1,084,737
General Dynamics Corp.
3.500% 5/15/25	50,000	50,941
4.250% 4/01/40	20,000	21,841
4.250% 4/01/50	50,000	56,128
L3Harris Technologies, Inc.
5.054% 4/27/45	50,000	56,419
Lockheed Martin Corp.
3.550% 1/15/26	90,000	92,226
4.500% 5/15/36	60,000	66,216
Northrop Grumman Corp.
2.930% 1/15/25	160,000	160,513
3.250% 1/15/28	290,000	290,510
5.250% 5/01/50	160,000	199,281
Raytheon Technologies Corp.
2.250% 7/01/30	110,000	101,902

	Principal Amount	Value
4.125% 11/16/28	$160,000	$167,555
4.500% 6/01/42	80,000	88,302
		7,222,697
Agriculture — 0.4%
Altria Group, Inc.
2.450% 2/04/32	140,000	121,717
4.400% 2/14/26	192,000	198,736
5.800% 2/14/39	240,000	258,873
5.950% 2/14/49	120,000	129,849
6.200% 2/14/59	56,000	62,396
BAT Capital Corp.
3.557% 8/15/27	170,000	165,714
4.540% 8/15/47	250,000	222,994
Cargill, Inc.
1.375% 7/23/23 (c)	180,000	177,847
Philip Morris International, Inc.
1.125% 5/01/23	190,000	187,830
2.100% 5/01/30	40,000	35,995
4.500% 3/20/42	80,000	80,267
Reynolds American, Inc.
5.850% 8/15/45	110,000	112,591
		1,754,809
Airlines — 1.2%
Delta Air Lines, Inc.
3.800% 4/19/23	90,000	90,563
2.900% 10/28/24	180,000	175,950
7.000% 5/01/25 (c)	1,670,000	1,795,090
7.375% 1/15/26	380,000	412,674
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.500% 10/20/25 (c)	320,000	322,117
4.750% 10/20/28 (c)	2,410,000	2,432,073
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.500% 6/20/27 (c)	330,000	344,025
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd.
8.000% 9/20/25 (c)	240,000	255,965
United Airlines, Inc.
4.375% 4/15/26 (c)	80,000	78,750
4.625% 4/15/29 (c)	290,000	275,776
		6,182,983
Apparel — 0.1%
NIKE, Inc.
2.850% 3/27/30	280,000	276,445
3.250% 3/27/40	130,000	126,687
3.375% 3/27/50	40,000	39,725
		442,857

The accompanying notes are an integral part of the financial statements.

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Auto Manufacturers — 0.5%
Ford Motor Co.
4.750% 1/15/43	$90,000	$81,352
Ford Motor Credit Co. LLC
2.900% 2/16/28	390,000	352,462
3.625% 6/17/31	220,000	199,437
4.000% 11/13/30	200,000	188,440
4.125% 8/17/27	200,000	195,884
4.950% 5/28/27	250,000	254,507
5.125% 6/16/25	200,000	204,000
General Motors Co.
5.150% 4/01/38	40,000	40,667
5.400% 10/02/23	130,000	134,582
5.950% 4/01/49	110,000	122,336
6.125% 10/01/25	20,000	21,496
6.600% 4/01/36	10,000	11,615
General Motors Financial Co., Inc.
3.100% 1/12/32	40,000	35,958
4.250% 5/15/23	10,000	10,126
Nissan Motor Co. Ltd.
3.043% 9/15/23 (c)	200,000	199,660
3.522% 9/17/25 (c)	410,000	402,326
4.345% 9/17/27 (c)	300,000	296,078
		2,750,926
Banks — 9.5%
ABN AMRO Bank NV
4.750% 7/28/25 (c)	260,000	265,785
Banco Santander SA
3 mo. USD LIBOR + 1.120% 1.358% FRN 4/12/23	200,000	201,081
2.746% 5/28/25	600,000	585,362
Bank of America Corp.
SOFR + 1.210% 2.572% VRN 10/20/32	60,000	54,528
SOFR + 2.150% 2.592% VRN 4/29/31	360,000	332,167
SOFR + 1.330% 2.972% VRN 2/04/33	130,000	121,985
3 mo. USD LIBOR + 1.040% 3.419% VRN 12/20/28	570,000	565,190
3 mo. USD LIBOR + 1.370% 3.593% VRN 7/21/28	270,000	270,894
3 mo. USD LIBOR + 1.070% 3.970% VRN 3/05/29	890,000	905,096
3 mo. USD LIBOR + 1.210% 3.974% VRN 2/07/30	270,000	274,388
4.000% 4/01/24	270,000	277,309
4.000% 1/22/25	270,000	275,227
3 mo. USD LIBOR + 3.150% 4.083% VRN 3/20/51	480,000	494,770

	Principal Amount	Value
4.200% 8/26/24	$380,000	$389,572
4.250% 10/22/26	50,000	51,533
3 mo. USD LIBOR + 1.520% 4.330% VRN 3/15/50	90,000	95,798
4.450% 3/03/26	50,000	51,742
5.000% 1/21/44	130,000	148,394
3 mo. USD LIBOR + 3.705% 6.250% VRN (d)	170,000	175,729
Bank of Montreal
SOFR Index + .680% 0.931% FRN 3/10/23	3,770,000	3,774,635
1.850% 5/01/25	70,000	67,348
5 year USD Swap + 1.432% 3.803% VRN 12/15/32	90,000	89,088
The Bank of New York Mellon Corp.
1.600% 4/24/25	170,000	164,059
The Bank of Nova Scotia
SOFR Index + .550% 0.808% FRN 9/15/23	4,440,000	4,436,497
1.300% 6/11/25	120,000	113,194
Barclays Bank PLC
1.700% 5/12/22	240,000	240,125
Barclays PLC 3 mo. USD LIBOR + 3.054%
5.088% VRN 6/20/30	510,000	529,089
BNP Paribas SA
SOFR + 2.074% 2.219% VRN 6/09/26 (c)	200,000	190,407
5 year USD Swap + 1.483% 4.375% VRN 3/01/33 (c)	220,000	218,642
4.400% 8/14/28 (c)	400,000	407,644
4.625% 3/13/27 (c)	260,000	266,295
Canadian Imperial Bank of Commerce
0.950% 6/23/23	120,000	117,812
SOFR + .800% 1.072% FRN 3/17/23	3,360,000	3,366,720
Citigroup, Inc.
SOFR + 2.107% 2.572% VRN 6/03/31	170,000	155,759
SOFR + 1.939% 3.785% VRN 3/17/33	510,000	507,304
3 mo. USD LIBOR + 1.338% 3.980% VRN 3/20/30	180,000	182,767
4.125% 7/25/28	150,000	152,395
4.300% 11/20/26	670,000	689,957
SOFR + 3.914% 4.412% VRN 3/31/31	410,000	425,695
4.450% 9/29/27	480,000	495,875
4.650% 7/30/45	181,000	198,931
4.650% 7/23/48	70,000	79,009
4.750% 5/18/46	40,000	42,999

The accompanying notes are an integral part of the financial statements.

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
5.300% 5/06/44	$16,000	$18,223
3 mo. USD LIBOR + 3.905% 5.950% VRN (d)	320,000	326,176
3 mo. USD LIBOR + 4.068% 5.950% VRN (d)	50,000	50,438
3 mo. USD LIBOR + 3.423% 6.300% VRN (d)	60,000	60,240
6.625% 6/15/32	20,000	24,173
8.125% 7/15/39	50,000	75,549
Commonwealth Bank of Australia SOFR + .400%
0.499% FRN 7/07/25 (c)	4,560,000	4,515,586
Cooperatieve Rabobank UA
4.375% 8/04/25	470,000	478,219
Credit Agricole SA SOFR + 1.676%
1.907% VRN 6/16/26 (c)	270,000	255,174
Credit Suisse Group AG
SOFR + 2.044% 2.193% VRN 6/05/26 (c)	480,000	450,675
SOFR + 1.730% 3.091% VRN 5/14/32 (c)	350,000	315,709
SOFR + 3.730% 4.194% VRN 4/01/31 (c)	250,000	246,473
Danske Bank A/S
5.375% 1/12/24 (c)	240,000	247,609
Goldman Sachs Capital II 3 mo. USD LIBOR + .768%
4.000% VRN (d)	8,000	6,400
The Goldman Sachs Group, Inc.
SOFR + 1.472% 2.908% VRN 7/21/42 (e)	80,000	68,937
SOFR + 1.513% 3.210% VRN 4/22/42	40,000	36,238
3.500% 4/01/25	370,000	373,160
3.500% 11/16/26	200,000	200,797
SOFR + 1.846% 3.615% VRN 3/15/28	50,000	49,906
3 mo. USD LIBOR + 1.510% 3.691% VRN 6/05/28	430,000	431,152
3.850% 7/08/24	90,000	91,711
4.000% 3/03/24	100,000	102,114
3 mo. USD LIBOR + 1.301% 4.223% VRN 5/01/29	490,000	502,583
4.250% 10/21/25	260,000	266,645
4.750% 10/21/45	130,000	144,660
5.150% 5/22/45	290,000	324,088
6.250% 2/01/41	130,000	167,974
6.750% 10/01/37	80,000	100,830
HSBC Holdings PLC
SOFR + 1.929% 2.099% VRN 6/04/26	510,000	485,570

	Principal Amount	Value
4.250% 8/18/25	$330,000	$334,198
SOFR + 2.530% 4.762% VRN 3/29/33	200,000	205,417
Intesa Sanpaolo SpA
3.375% 1/12/23 (c)	350,000	350,742
5.017% 6/26/24 (c)	900,000	907,776
5.710% 1/15/26 (c)	200,000	204,553
JP Morgan Chase & Co.
SOFR + 1.850% 2.083% VRN 4/22/26	340,000	328,477
SOFR + 2.040% 2.522% VRN 4/22/31	300,000	278,142
SOFR + 2.440% 3.109% VRN 4/22/51	80,000	70,809
3 mo. USD LIBOR + .945% 3.509% VRN 1/23/29	70,000	69,796
3.875% 9/10/24	300,000	306,826
3 mo. USD LIBOR + 1.260% 4.203% VRN 7/23/29	310,000	321,171
4.250% 10/01/27	70,000	72,456
3 mo. USD LIBOR + 1.330% 4.452% VRN 12/05/29	830,000	866,793
4.950% 6/01/45	140,000	158,536
JP Morgan Chase & Co. SOFR + 1.180%
2.545% VRN 11/08/32	160,000	146,222
Lloyds Banking Group PLC
4.550% 8/16/28	370,000	382,249
Morgan Stanley
SOFR + 1.143% 2.699% VRN 1/22/31	10,000	9,385
SOFR + 3.120% 3.622% VRN 4/01/31	750,000	746,192
3 mo. USD LIBOR + 1.140% 3.772% VRN 1/24/29	350,000	353,329
3 mo. USD LIBOR + 1.628% 4.431% VRN 1/23/30	10,000	10,457
National Australia Bank Ltd. SOFR + .380%
0.488% FRN 1/12/25 (c)	3,190,000	3,172,280
National Securities Clearing Corp.
1.500% 4/23/25 (c)	250,000	239,657
Natwest Group PLC 3 mo. USD LIBOR + 1.550%
4.519% VRN 6/25/24	200,000	203,104
Royal Bank of Canada
1.150% 6/10/25	310,000	292,913
1.600% 4/17/23	30,000	29,851
Santander Holdings USA, Inc.
4.500% 7/17/25	50,000	51,160

The accompanying notes are an integral part of the financial statements.

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
The Toronto-Dominion Bank
1.150% 6/12/25	$300,000	$283,471
UBS Group AG
4.253% 3/23/28 (c)	340,000	347,306
5 year USD Swap + 4.344% 7.000% VRN (c) (d)	500,000	521,655
US Bancorp
1.450% 5/12/25	280,000	267,960
Wells Fargo & Co.
SOFR + 2.000% 2.188% VRN 4/30/26	200,000	193,150
SOFR + 2.100% 2.393% VRN 6/02/28	230,000	217,829
SOFR + 1.432% 2.879% VRN 10/30/30	150,000	142,583
3.000% 10/23/26	350,000	345,608
SOFR + 1.500% 3.350% VRN 3/02/33	360,000	350,013
4.300% 7/22/27	370,000	384,118
4.400% 6/14/46	180,000	186,525
SOFR + 4.032% 4.478% VRN 4/04/31	210,000	221,984
4.650% 11/04/44	80,000	85,136
4.750% 12/07/46	10,000	10,867
4.900% 11/17/45	250,000	276,201
SOFR + 4.502% 5.013% VRN 4/04/51	1,350,000	1,601,307
5.375% 11/02/43	110,000	127,704
3 mo. USD LIBOR + 3.990% 5.875% VRN (d)	50,000	52,240
		48,593,953
Beverages — 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.650% 2/01/26	320,000	327,401
4.900% 2/01/46	50,000	55,582
Anheuser-Busch InBev Worldwide, Inc.
3.500% 6/01/30	130,000	131,880
4.000% 4/13/28	80,000	82,926
4.350% 6/01/40	30,000	31,269
4.500% 6/01/50	360,000	384,438
4.600% 4/15/48	20,000	21,496
4.750% 1/23/29	230,000	249,386
5.550% 1/23/49	110,000	134,055
The Coca-Cola Co.
1.450% 6/01/27 (e)	250,000	234,877
2.500% 6/01/40	10,000	8,892
2.600% 6/01/50	80,000	68,294

	Principal Amount	Value
Molson Coors Beverage Co.
3.000% 7/15/26	$50,000	$49,440
3.500% 5/01/22	20,000	20,025
4.200% 7/15/46	50,000	48,487
PepsiCo, Inc.
1.625% 5/01/30	170,000	152,867
		2,001,315
Biotechnology — 0.1%
Amgen, Inc.
4.663% 6/15/51	24,000	26,397
Gilead Sciences, Inc.
3.700% 4/01/24	130,000	132,296
4.500% 2/01/45	10,000	10,650
4.750% 3/01/46	40,000	44,307
		213,650
Building Materials — 0.0%
Builders FirstSource, Inc.
4.250% 2/01/32 (c)	10,000	9,312
Carrier Global Corp.
3.577% 4/05/50	20,000	18,291
		27,603
Chemicals — 0.2%
Equate Petrochemical BV
4.250% 11/03/26 (c)	230,000	232,875
OCP SA
3.750% 6/23/31 (c)	260,000	235,300
5.125% 6/23/51 (c)	220,000	182,600
Orbia Advance Corp. SAB de CV
2.875% 5/11/31 (c)	490,000	433,645
		1,084,420
Commercial Services — 0.2%
The ADT Security Corp.
4.125% 8/01/29 (c)	10,000	9,277
Allied Universal Holdco LLC / Allied Universal Finance Corp.
6.625% 7/15/26 (c)	10,000	10,118
Cintas Corp. No 2
2.900% 4/01/22	100,000	100,000
3.700% 4/01/27	160,000	164,151
DP World Ltd.
5.625% 9/25/48 (c)	330,000	356,387
PayPal Holdings, Inc.
1.650% 6/01/25	270,000	259,828
United Rentals North America, Inc.
3.750% 1/15/32	80,000	74,600
3.875% 11/15/27	60,000	59,419
3.875% 2/15/31	20,000	18,850
		1,052,630

The accompanying notes are an integral part of the financial statements.

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Computers — 1.0%
Apple, Inc.
2.450% 8/04/26	$480,000	$474,269
Dell International LLC/EMC Corp.
5.300% 10/01/29	3,770,000	4,106,924
International Business Machines Corp.
3.000% 5/15/24	320,000	322,367
		4,903,560
Cosmetics & Personal Care — 0.1%
GSK Consumer Healthcare Capital US LLC
3.375% 3/24/29 (c)	260,000	257,550
The Procter & Gamble Co.
3.000% 3/25/30	100,000	100,457
		358,007
Distribution & Wholesale — 0.0%
H&E Equipment Services, Inc.
3.875% 12/15/28 (c)	20,000	18,725
Diversified Financial Services — 1.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2.450% 10/29/26	170,000	157,204
3.000% 10/29/28	160,000	147,193
3.150% 2/15/24	190,000	186,734
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.300% 1/30/32	160,000	144,255
Air Lease Corp.
3.375% 7/01/25	80,000	78,941
Blue Owl Finance LLC
3.125% 6/10/31 (c)	1,610,000	1,366,474
Capital One Financial Corp. SOFR + .690%
0.938% FRN 12/06/24	3,920,000	3,898,387
ILFC E-Capital Trust II
4.300% VRN 12/21/65 (c) (f)	10,000	8,100
International Lease Finance Corp.
5.875% 8/15/22	70,000	70,855
KKR Group Finance Co. II LLC
5.500% 2/01/43 (c)	20,000	22,819
Mastercard, Inc.
3.850% 3/26/50	50,000	52,796
Park Aerospace Holdings Ltd.
4.500% 3/15/23 (c)	10,000	10,072
5.250% 8/15/22 (c)	16,000	16,103
5.500% 2/15/24 (c) (e)	50,000	51,207
Vanguard Group, Inc.
3.050% 8/22/50	450,000	386,553

	Principal Amount	Value
Visa, Inc.
3.150% 12/14/25	$200,000	$202,695
4.300% 12/14/45	160,000	177,806
		6,978,194
Electric — 1.1%
The AES Corp.
3.950% 7/15/30 (c)	2,080,000	2,060,566
AES Panama Generation Holdings SRL
4.375% 5/31/30 (c)	1,730,000	1,647,825
American Transmission Systems, Inc.
2.650% 1/15/32 (c)	440,000	406,869
Consolidated Edison Co. of New York, Inc.
3.350% 4/01/30	70,000	69,780
3.950% 4/01/50	50,000	51,380
Duke Energy Ohio, Inc.
3.650% 2/01/29	260,000	264,559
Exelon Corp.
5.625% 6/15/35	40,000	45,279
FirstEnergy Corp.
7.375% 11/15/31	460,000	568,100
Pacific Gas and Electric Co.
1.750% 6/16/22	450,000	449,354
2.100% 8/01/27	140,000	126,000
2.500% 2/01/31	40,000	34,485
3.300% 8/01/40	50,000	40,959
3.500% 8/01/50	80,000	63,885
		5,829,041
Electronics — 0.0%
Honeywell International, Inc.
1.350% 6/01/25	80,000	77,121
Entertainment — 0.2%
Magallanes, Inc.
3.755% 3/15/27 (c)	60,000	59,886
4.054% 3/15/29 (c)	80,000	80,456
4.279% 3/15/32 (c)	430,000	431,848
5.050% 3/15/42 (c)	20,000	20,436
5.141% 3/15/52 (c)	300,000	307,004
		899,630
Environmental Controls — 0.1%
Republic Services, Inc.
2.500% 8/15/24	230,000	227,753
Food — 0.2%
Danone SA
2.589% 11/02/23 (c)	310,000	309,819
The Hershey Co.
0.900% 6/01/25	50,000	47,127

The accompanying notes are an integral part of the financial statements.

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Mars, Inc.
2.700% 4/01/25 (c)	$140,000	$138,910
3.200% 4/01/30 (c)	80,000	79,302
Mondelez International, Inc.
1.500% 5/04/25	390,000	372,951
		948,109
Forest Products & Paper — 0.1%
Suzano Austria GmbH
3.125% 1/15/32	80,000	70,830
3.750% 1/15/31	430,000	404,845
		475,675
Health Care – Products — 0.1%
Abbott Laboratories
3.750% 11/30/26	139,000	144,443
4.750% 11/30/36	80,000	92,983
4.900% 11/30/46	100,000	121,729
Medtronic, Inc.
3.500% 3/15/25	86,000	87,785
4.625% 3/15/45	18,000	20,745
		467,685
Health Care – Services — 0.4%
Aetna, Inc.
2.800% 6/15/23	40,000	40,164
Anthem, Inc.
3.350% 12/01/24	120,000	121,024
3.650% 12/01/27	140,000	143,112
Centene Corp.
2.625% 8/01/31	10,000	8,900
3.000% 10/15/30	10,000	9,223
4.250% 12/15/27	70,000	70,263
4.625% 12/15/29	120,000	121,440
CommonSpirit Health
4.350% 11/01/42	20,000	20,113
Fresenius Medical Care US Finance II, Inc.
4.750% 10/15/24 (c)	70,000	72,316
HCA, Inc.
3.500% 9/01/30	70,000	67,356
4.500% 2/15/27	40,000	41,367
4.750% 5/01/23	150,000	153,806
5.000% 3/15/24	50,000	51,872
5.250% 6/15/26	60,000	63,393
5.500% 6/15/47	80,000	90,231
Humana, Inc.
2.150% 2/03/32	40,000	35,052
4.500% 4/01/25	50,000	51,847
4.625% 12/01/42	70,000	74,586
4.800% 3/15/47	10,000	11,308

	Principal Amount	Value
Tenet Healthcare Corp.
4.375% 1/15/30 (c)	$10,000	$9,599
UnitedHealth Group, Inc.
1.250% 1/15/26	110,000	103,626
2.000% 5/15/30	100,000	92,182
2.300% 5/15/31	20,000	18,786
3.125% 5/15/60	30,000	26,660
3.875% 12/15/28	110,000	115,573
3.875% 8/15/59	90,000	92,633
4.250% 6/15/48	110,000	120,252
4.450% 12/15/48	50,000	56,296
5.800% 3/15/36	70,000	86,770
		1,969,750
Home Builders — 0.1%
Lennar Corp.
4.500% 4/30/24	100,000	102,582
4.750% 11/29/27	40,000	41,732
MDC Holdings, Inc.
6.000% 1/15/43	20,000	20,547
NVR, Inc.
3.950% 9/15/22	100,000	100,415
		265,276
Insurance — 0.9%
Ambac Assurance Corp.
5.100% (c) (d)	4,362	4,929
Athene Global Funding SOFR + .700%
0.914% FRN 5/24/24 (c)	3,560,000	3,515,262
Berkshire Hathaway Finance Corp.
4.250% 1/15/49	160,000	175,125
Brighthouse Financial, Inc.
4.700% 6/22/47	11,000	10,680
Chubb INA Holdings, Inc.
3.350% 5/03/26	120,000	121,783
Guardian Life Global Funding
1.100% 6/23/25 (c)	120,000	113,029
MetLife Capital Trust IV
7.875% 12/15/37 (c)	200,000	238,500
New York Life Global Funding
0.950% 6/24/25 (c)	100,000	93,495
Principal Life Global Funding II
1.250% 6/23/25 (c)	110,000	103,251
Teachers Insurance & Annuity Association of America
4.900% 9/15/44 (c)	50,000	55,169
6.850% 12/16/39 (c)	22,000	28,817
		4,460,040

The accompanying notes are an integral part of the financial statements.

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Internet — 0.5%
Alphabet, Inc.
0.450% 8/15/25	$50,000	$46,734
0.800% 8/15/27	90,000	81,404
2.050% 8/15/50	160,000	126,132
Amazon.com, Inc.
2.100% 5/12/31	80,000	74,530
2.500% 6/03/50	60,000	50,061
3.150% 8/22/27	470,000	477,750
4.050% 8/22/47	100,000	108,722
4.250% 8/22/57	70,000	79,077
4.950% 12/05/44	180,000	218,710
Prosus NV
3.061% 7/13/31 (c)	570,000	473,557
3.832% 2/08/51 (c)	210,000	152,963
4.027% 8/03/50 (c)	310,000	233,849
Tencent Holdings Ltd.
3.680% 4/22/41 (c) (e)	210,000	185,445
3.840% 4/22/51 (c)	320,000	277,367
		2,586,301
Investment Companies — 0.3%
Golub Capital BDC, Inc.
2.500% 8/24/26	1,570,000	1,444,244
Iron & Steel — 0.1%
ArcelorMittal SA
7.000% STEP 10/15/39	60,000	70,425
Vale Overseas Ltd.
6.875% 11/21/36	174,000	209,889
		280,314
Leisure Time — 0.0%
VOC Escrow Ltd.
5.000% 2/15/28 (c)	210,000	196,097
Lodging — 0.3%
Las Vegas Sands Corp.
2.900% 6/25/25	100,000	93,297
3.200% 8/08/24	630,000	601,964
Sands China Ltd.
3.800% STEP 1/08/26	280,000	264,950
5.125% STEP 8/08/25	750,000	743,437
		1,703,648
Machinery – Construction & Mining — 0.0%
Vertiv Group Corp.
4.125% 11/15/28 (c)	30,000	27,378
Machinery – Diversified — 0.1%
Deere & Co.
3.100% 4/15/30	60,000	60,100
3.750% 4/15/50	260,000	277,402

	Principal Amount	Value
Otis Worldwide Corp.
2.056% 4/05/25	$140,000	$136,445
		473,947
Media — 1.0%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.500% 8/15/30 (c)	30,000	28,149
4.500% 5/01/32	840,000	769,608
4.750% 2/01/32 (c)	70,000	65,243
Charter Communications Operating LLC/Charter Communications Operating Capital
3.500% 3/01/42	60,000	49,653
4.200% 3/15/28	190,000	192,166
4.400% 4/01/33	140,000	139,608
4.800% 3/01/50	100,000	94,945
4.908% 7/23/25	270,000	280,303
5.050% 3/30/29	360,000	381,423
5.375% 4/01/38	100,000	102,743
5.500% 4/01/63	80,000	80,333
6.484% 10/23/45	160,000	182,307
6.834% 10/23/55	60,000	71,107
Comcast Corp.
2.800% 1/15/51	30,000	24,977
2.887% 11/01/51 (c)	300,000	252,757
3.150% 3/01/26	280,000	282,537
3.250% 11/01/39	30,000	28,462
3.300% 4/01/27	120,000	121,583
3.400% 4/01/30	180,000	182,325
3.400% 7/15/46	30,000	28,149
3.450% 2/01/50	20,000	18,704
3.750% 4/01/40	80,000	80,474
4.000% 8/15/47	20,000	20,409
4.000% 3/01/48	50,000	51,172
4.150% 10/15/28	180,000	189,324
4.250% 10/15/30	230,000	244,635
4.250% 1/15/33	20,000	21,603
6.500% 11/15/35	41,000	53,006
CSC Holdings LLC
6.500% 2/01/29 (c)	250,000	252,877
DISH DBS Corp.
5.250% 12/01/26 (c)	120,000	114,234
5.750% 12/01/28 (c)	120,000	113,550
Fox Corp.
5.476% 1/25/39	90,000	101,960
Time Warner Cable, Inc.
6.550% 5/01/37	50,000	57,512
6.750% 6/15/39	120,000	139,242
7.300% 7/01/38	100,000	121,497

The accompanying notes are an integral part of the financial statements.

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Time Warner Entertainment Co. LP
8.375% 7/15/33	$20,000	$26,115
Virgin Media Secured Finance PLC
5.500% 5/15/29 (c)	210,000	207,986
The Walt Disney Co.
6.200% 12/15/34	20,000	25,198
6.650% 11/15/37	50,000	66,633
		5,264,509
Mining — 0.5%
Anglo American Capital PLC
4.750% 4/10/27 (c)	230,000	238,903
Barrick Gold Corp.
5.250% 4/01/42	20,000	23,180
Barrick North America Finance LLC
5.700% 5/30/41	80,000	97,378
5.750% 5/01/43	80,000	97,580
BHP Billiton Finance USA Ltd.
5.000% 9/30/43	100,000	118,711
First Quantum Minerals Ltd.
6.875% 10/15/27 (c)	230,000	240,925
Freeport-McMoRan, Inc.
4.550% 11/14/24	10,000	10,307
4.625% 8/01/30	120,000	122,700
5.450% 3/15/43	466,000	521,967
Glencore Funding LLC
3.875% 10/27/27 (c)	90,000	89,623
4.000% 3/27/27 (c)	270,000	271,207
4.125% 5/30/23 (c)	130,000	132,070
4.125% 3/12/24 (c)	130,000	131,845
Hudbay Minerals, Inc.
6.125% 4/01/29 (c) (e)	10,000	10,300
Southern Copper Corp.
5.250% 11/08/42	450,000	510,750
Teck Resources Ltd.
6.000% 8/15/40	20,000	22,954
		2,640,400
Miscellaneous - Manufacturing — 0.2%
3M Co.
2.375% 8/26/29	140,000	133,153
3.050% 4/15/30	60,000	59,661
3.700% 4/15/50 (e)	150,000	151,320
Eaton Corp.
2.750% 11/02/22	240,000	241,311
4.150% 11/02/42	40,000	41,616
General Electric Co.
6.750% 3/15/32	114,000	143,631
		770,692

	Principal Amount	Value
Oil & Gas — 3.1%
Apache Corp.
4.250% 1/15/44	$570,000	$498,864
4.750% 4/15/43	150,000	142,598
5.100% 9/01/40	120,000	120,900
6.000% 1/15/37	17,000	19,083
BP Capital Markets America, Inc.
3.000% 2/24/50	340,000	293,501
3.119% 5/04/26	290,000	289,667
3.588% 4/14/27	100,000	101,526
3.633% 4/06/30	120,000	122,113
BP Capital Markets PLC
3.506% 3/17/25	330,000	336,629
Chevron Corp.
1.995% 5/11/27	110,000	105,731
3.078% 5/11/50	20,000	18,869
Chevron USA, Inc.
3.850% 1/15/28	300,000	312,805
ConocoPhillips Co.
6.950% 4/15/29	75,000	92,755
Continental Resources, Inc.
2.268% 11/15/26 (c)	70,000	65,361
4.375% 1/15/28	130,000	131,794
5.750% 1/15/31 (c)	250,000	273,450
Coterra Energy, Inc.
3.900% 5/15/27 (c)	230,000	232,009
4.375% 3/15/29 (c)	220,000	229,263
Devon Energy Corp.
4.750% 5/15/42	10,000	10,576
5.000% 6/15/45 (e)	440,000	479,523
5.250% 10/15/27	32,000	33,189
5.600% 7/15/41	140,000	161,702
5.850% 12/15/25	120,000	130,029
5.875% 6/15/28	26,000	27,536
8.250% 8/01/23	30,000	31,788
Diamondback Energy, Inc.
3.250% 12/01/26	10,000	9,999
3.500% 12/01/29	160,000	158,451
Ecopetrol SA
5.875% 5/28/45	770,000	674,713
EOG Resources, Inc.
3.900% 4/01/35	200,000	205,365
4.150% 1/15/26	70,000	72,560
4.375% 4/15/30	60,000	64,970
4.950% 4/15/50 (e)	40,000	48,930
EQT Corp.
3.900% 10/01/27	70,000	70,000
6.625% STEP 2/01/25	20,000	21,126

The accompanying notes are an integral part of the financial statements.

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Exxon Mobil Corp.
2.992% 3/19/25	$340,000	$342,043
3.043% 3/01/26	130,000	131,347
3.482% 3/19/30	190,000	195,136
4.114% 3/01/46	200,000	215,759
4.327% 3/19/50	20,000	22,286
KazMunayGas National Co. JSC
5.375% 4/24/30 (c)	200,000	191,964
Occidental Petroleum Corp.
3.200% 8/15/26	300,000	294,750
4.100% 2/15/47	590,000	542,800
4.200% 3/15/48	120,000	112,200
4.400% 4/15/46	40,000	38,000
4.625% 6/15/45 (e)	80,000	77,600
6.450% 9/15/36	240,000	282,812
6.600% 3/15/46	630,000	740,250
7.875% 9/15/31	160,000	199,600
Petrobras Global Finance BV
5.500% 6/10/51 (e)	610,000	523,441
5.999% 1/27/28	900,000	944,505
7.375% 1/17/27	260,000	288,925
Petroleos Mexicanos
6.375% 1/23/45	220,000	175,954
6.625% 6/15/35	303,000	271,567
6.875% 8/04/26	160,000	167,371
7.690% 1/23/50	2,470,000	2,158,163
Pioneer Natural Resources Co.
1.125% 1/15/26	40,000	37,140
2.150% 1/15/31	190,000	171,249
Qatar Energy
3.125% 7/12/41 (c)	380,000	345,744
3.300% 7/12/51 (c)	390,000	357,951
Reliance Industries Ltd.
3.625% 1/12/52 (c)	330,000	291,938
Shell International Finance BV
2.750% 4/06/30 (e)	160,000	155,219
2.875% 5/10/26	130,000	130,427
3.250% 4/06/50	230,000	215,703
4.000% 5/10/46	180,000	187,577
4.550% 8/12/43	100,000	111,171
Sinopec Group Overseas Development 2014 Ltd.
4.375% 4/10/24 (c)	330,000	338,604
Southwestern Energy Co.
4.750% 2/01/32	60,000	59,925
5.375% 3/15/30	20,000	20,324
		15,926,820

	Principal Amount	Value
Oil & Gas Services — 0.0%
Halliburton Co.
3.800% 11/15/25	$2,000	$2,045
4.850% 11/15/35	20,000	21,492
5.000% 11/15/45	110,000	119,392
Schlumberger Holdings Corp.
3.900% 5/17/28 (c)	31,000	31,371
		174,300
Packaging & Containers — 0.0%
Ball Corp.
3.125% 9/15/31	100,000	89,250
Pharmaceuticals — 1.6%
AbbVie, Inc.
2.600% 11/21/24 (e)	550,000	546,542
2.950% 11/21/26	260,000	258,287
3.200% 11/21/29	600,000	592,443
3.600% 5/14/25	130,000	131,846
3.800% 3/15/25	180,000	183,528
4.250% 11/21/49	20,000	20,759
4.550% 3/15/35	90,000	96,632
4.875% 11/14/48	20,000	22,593
Becton Dickinson and Co.
3.363% 6/06/24	82,000	82,744
4.685% 12/15/44	20,000	21,498
Bristol-Myers Squibb Co.
2.900% 7/26/24	206,000	207,698
3.200% 6/15/26	204,000	207,384
3.400% 7/26/29	19,000	19,361
Cigna Corp.
3.750% 7/15/23	161,000	163,485
4.125% 11/15/25	100,000	103,199
4.375% 10/15/28	760,000	800,897
4.900% 12/15/48	20,000	22,399
CVS Health Corp.
1.875% 2/28/31	30,000	26,418
2.125% 9/15/31	140,000	125,106
3.750% 4/01/30	150,000	152,642
4.125% 4/01/40	120,000	122,194
4.250% 4/01/50	30,000	31,107
4.300% 3/25/28	578,000	605,637
5.050% 3/25/48	120,000	136,177
5.125% 7/20/45	100,000	112,995
CVS Pass-Through Trust
5.298% 1/11/27 (c)	5,142	5,347
5.880% 1/10/28	63,928	68,270
6.036% 12/10/28	58,450	62,655
6.943% 1/10/30	53,508	59,949

The accompanying notes are an integral part of the financial statements.

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
GlaxoSmithKline Capital PLC
2.850% 5/08/22	$10,000	$10,019
Johnson & Johnson
0.550% 9/01/25	120,000	112,202
0.950% 9/01/27	40,000	36,696
3.625% 3/03/37	320,000	330,900
Merck & Co., Inc.
0.750% 2/24/26	200,000	186,509
1.450% 6/24/30	120,000	106,559
Pfizer, Inc.
0.800% 5/28/25	270,000	255,329
1.700% 5/28/30	280,000	253,813
Teva Pharmaceutical Finance Co. BV
2.950% 12/18/22	110,000	109,313
Teva Pharmaceutical Finance Netherlands III BV
2.800% 7/21/23	420,000	415,800
3.150% 10/01/26	900,000	815,742
6.000% 4/15/24	350,000	358,750
7.125% 1/31/25	390,000	410,257
		8,391,681
Pipelines — 1.3%
Cameron LNG LLC
2.902% 7/15/31 (c)	40,000	38,078
3.302% 1/15/35 (c)	130,000	122,041
Cheniere Energy Partners LP
3.250% 1/31/32 (c)	170,000	154,700
El Paso Natural Gas Co. LLC
8.375% 6/15/32	289,000	375,367
Energy Transfer LP
2.900% 5/15/25	170,000	166,477
3.750% 5/15/30	430,000	423,069
4.950% 6/15/28	50,000	52,433
5.250% 4/15/29	80,000	85,377
5.300% 4/01/44	20,000	20,566
6.250% 4/15/49	260,000	298,211
3 mo. USD LIBOR + 4.028% 6.250% VRN (d)	20,000	17,125
5 year CMT + 5.694% 6.500% VRN (d)	50,000	49,140
5 year CMT + 5.134% 6.750% VRN (d)	160,000	155,600
5 year CMT + 5.306% 7.125% VRN (d)	60,000	58,800
Enterprise Products Operating LLC
3.700% 1/31/51	10,000	9,145
4.150% 10/16/28	980,000	1,020,051
3 mo. USD LIBOR + 2.570% 5.375% VRN 2/15/78	40,000	37,169

	Principal Amount	Value
5.700% 2/15/42	$40,000	$46,478
EQM Midstream Partners LP
5.500% 7/15/28	10,000	10,077
Kinder Morgan Energy Partners LP
5.500% 3/01/44	30,000	32,640
Kinder Morgan, Inc.
4.300% 3/01/28	140,000	145,000
5.200% 3/01/48	20,000	21,727
MPLX LP
4.500% 4/15/38	70,000	71,416
4.700% 4/15/48	210,000	211,718
4.800% 2/15/29	190,000	202,583
4.875% 12/01/24	90,000	93,290
5.500% 2/15/49	100,000	110,701
Southern Natural Gas Co. LLC
8.000% 3/01/32	148,000	187,936
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
6.000% 12/31/30 (c)	10,000	9,704
Tennessee Gas Pipeline Co. LLC
2.900% 3/01/30 (c)	170,000	159,695
Transcontinental Gas Pipe Line Co. LLC
7.850% 2/01/26	60,000	68,853
Venture Global Calcasieu Pass LLC
3.875% 11/01/33 (c)	80,000	76,428
Western Midstream Operating LP
3 mo. USD LIBOR + 1.850% 1.844% FRN 1/13/23	90,000	89,100
3.600% STEP 2/01/25	240,000	238,376
4.550% STEP 2/01/30	900,000	895,500
5.500% 8/15/48	20,000	19,750
5.750% STEP 2/01/50	230,000	224,250
The Williams Cos., Inc.
3.750% 6/15/27	170,000	172,110
7.500% 1/15/31	200,000	248,536
7.750% 6/15/31	350,000	438,544
		6,857,761
Real Estate Investment Trusts (REITS) — 0.1%
CTR Partnership LP / CareTrust Capital Corp.
3.875% 6/30/28 (c)	20,000	18,800
GLP Capital LP/GLP Financing II, Inc.
5.250% 6/01/25	10,000	10,293
5.375% 4/15/26	40,000	41,798
MPT Operating Partnership LP / MPT Finance Corp.
3.500% 3/15/31	110,000	102,158
4.625% 8/01/29	10,000	9,900

The accompanying notes are an integral part of the financial statements.

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
5.000% 10/15/27	$30,000	$30,506
WEA Finance LLC/Westfield UK & Europe Finance PLC
3.750% 9/17/24 (c)	220,000	219,796
		433,251
Retail — 0.3%
Costco Wholesale Corp.
1.375% 6/20/27	190,000	176,879
1.600% 4/20/30	110,000	98,486
The Home Depot, Inc.
2.700% 4/15/30	70,000	67,826
3.300% 4/15/40	120,000	115,688
3.350% 4/15/50	220,000	207,168
3.900% 12/06/28	30,000	31,463
3.900% 6/15/47	40,000	41,643
Lowe’s Cos., Inc.
4.500% 4/15/30	50,000	53,510
McDonald’s Corp.
3.300% 7/01/25	60,000	60,744
3.500% 7/01/27	180,000	183,220
3.600% 7/01/30	190,000	193,514
3.625% 9/01/49	40,000	38,278
3.800% 4/01/28	110,000	113,524
4.200% 4/01/50	140,000	146,069
Target Corp.
2.250% 4/15/25	110,000	108,469
Walmart, Inc.
1.500% 9/22/28	80,000	73,599
1.800% 9/22/31	40,000	36,351
		1,746,431
Semiconductors — 0.3%
Broadcom, Inc.
3.137% 11/15/35 (c)	490,000	431,820
Intel Corp.
1.600% 8/12/28	190,000	173,503
3.050% 8/12/51 (e)	90,000	80,135
3.700% 7/29/25	40,000	40,998
4.750% 3/25/50	20,000	23,278
NVIDIA Corp.
2.850% 4/01/30	90,000	88,626
3.500% 4/01/40	240,000	240,932
3.500% 4/01/50	170,000	171,706
3.700% 4/01/60	170,000	171,991
NXP BV / NXP Funding LLC / NXP USA, Inc.
2.700% 5/01/25 (c)	120,000	116,553

	Principal Amount	Value
Texas Instruments, Inc.
1.750% 5/04/30	$110,000	$100,108
		1,639,650
Software — 0.4%
Microsoft Corp.
2.400% 8/08/26	600,000	594,396
2.525% 6/01/50	133,000	115,275
2.675% 6/01/60	17,000	14,649
2.921% 3/17/52	107,000	100,344
3.041% 3/17/62	83,000	77,428
3.300% 2/06/27	290,000	298,767
Open Text Holdings, Inc.
4.125% 2/15/30 (c)	10,000	9,500
Oracle Corp.
1.650% 3/25/26	300,000	280,095
2.875% 3/25/31	350,000	319,378
2.950% 4/01/30	20,000	18,454
salesforce.com, Inc.
3.250% 4/11/23	60,000	60,751
3.700% 4/11/28	50,000	51,747
Workday, Inc.
3.500% 4/01/27 (g)	50,000	50,099
3.700% 4/01/29 (g)	80,000	80,097
3.800% 4/01/32 (g)	100,000	100,124
		2,171,104
Telecommunications — 1.3%
Altice France SA
5.500% 10/15/29 (c)	210,000	188,429
AT&T, Inc.
1.650% 2/01/28	280,000	255,580
2.300% 6/01/27	250,000	238,149
2.550% 12/01/33	120,000	106,514
3.100% 2/01/43	240,000	207,410
3.300% 2/01/52	40,000	34,040
3.500% 9/15/53	180,000	158,086
3.550% 9/15/55	173,000	152,489
3.650% 9/15/59	60,000	52,352
3.800% 12/01/57	10,000	9,118
4.350% 6/15/45	101,000	102,051
5.350% 9/01/40	40,000	45,825
5.550% 8/15/41	40,000	46,604
CommScope, Inc.
6.000% 3/01/26 (c)	60,000	60,695
Sprint Capital Corp.
8.750% 3/15/32	20,000	26,919
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
4.738% 3/20/25 (c)	165,000	168,564

The accompanying notes are an integral part of the financial statements.

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
T-Mobile USA, Inc.
2.250% 2/15/26	$70,000	$66,139
2.250% 11/15/31	70,000	61,240
2.550% 2/15/31	130,000	117,901
2.625% 2/15/29	230,000	209,928
2.875% 2/15/31	170,000	153,158
3.000% 2/15/41	60,000	50,770
3.300% 2/15/51	20,000	16,805
3.375% 4/15/29	70,000	66,719
3.500% 4/15/25	350,000	352,700
3.500% 4/15/31 (c)	210,000	197,925
3.500% 4/15/31	80,000	75,400
3.750% 4/15/27	50,000	50,341
3.875% 4/15/30	140,000	140,554
Telefonica Emisiones SA
5.213% 3/08/47	150,000	161,588
Verizon Communications, Inc.
1.750% 1/20/31	280,000	244,159
2.550% 3/21/31	570,000	528,933
2.650% 11/20/40	260,000	221,398
2.875% 11/20/50	530,000	442,564
3.400% 3/22/41	40,000	37,534
3.850% 11/01/42	40,000	39,888
3.875% 2/08/29	130,000	135,258
4.000% 3/22/50	120,000	121,099
4.125% 8/15/46	180,000	184,737
4.329% 9/21/28	440,000	465,002
4.400% 11/01/34	270,000	287,311
5.250% 3/16/37	170,000	198,082
5.500% 3/16/47	30,000	37,415
Vmed O2 UK Financing I PLC
4.750% 7/15/31 (c)	200,000	188,500
Vodafone Group PLC
4.375% 5/30/28	70,000	73,331
		6,779,204
Transportation — 0.1%
Union Pacific Corp.
2.150% 2/05/27	50,000	48,101
2.891% 4/06/36	270,000	251,718
3.750% 7/15/25	70,000	71,778
3.750% 2/05/70	150,000	145,941
3.839% 3/20/60	120,000	120,340
XPO Logistics, Inc.
6.250% 5/01/25 (c)	20,000	20,671
		658,549

TOTAL CORPORATE DEBT (Cost $163,401,383)		159,461,940

	Principal Amount	Value
MUNICIPAL OBLIGATIONS — 0.0%
Northeast Ohio Regional Sewer District, Revenue Bond
5.000% 11/15/43	$50,000	$51,834
State of California
General Obligation, 5.000% 4/01/42	70,000	70,057
General Obligation, 5.000% 11/01/43	50,000	52,407
		174,298

TOTAL MUNICIPAL OBLIGATIONS (Cost $173,256)		174,298

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.7%
Auto Floor Plan Asset-Backed Securities — 0.2%
Ford Credit Floorplan Master, Series 2018-4, Class A
4.060% 11/15/30	1,100,000	1,137,233
Automobile Asset-Backed Securities — 0.5%
Hertz Vehicle Financing III LP, Series 2021-2A, Class C
2.520% 12/27/27 (c)	2,500,000	2,331,683
Commercial Mortgage-Backed Securities — 4.4%
Banc of America Merrill Lynch Trust, Series 2016-GG10, Class AJA,
5.831% VRN 8/10/45 (c) (f)	708,576	288,745
BANK, Series 2017-BNK4, Class XA,
1.340% VRN 5/15/50 (f)	3,301,180	165,300
Benchmark Mortgage Trust, Series 2021-B29, Class XA,
1.048% VRN 9/15/54 (f)	2,515,647	174,478
BX Commercial Mortgage Trust, Series 2018-IND, Class G, 1 mo. USD LIBOR + 2.050%
2.447% FRN 11/15/35 (c)	357,000	354,340
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class B,
4.175% VRN 7/10/47 (f)	350,000	351,074
Credit Suisse Mortgage Trust
Series 2014-USA, Class A2, 3.953% 9/15/37 (c)	190,000	187,931
Series 2019-RIO Class A, 1 mo. USD LIBOR + 3.024% 4.024% FRN 12/15/22 (c)	2,500,000	2,455,817
Series 2014-USA, Class E, 4.373% 9/15/37 (c)	140,000	120,643
Series 2014-USA, Class F, 4.373% 9/15/37 (c)	2,440,000	1,869,267

The accompanying notes are an integral part of the financial statements.

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2017-CHOP, Class G, 1 mo. USD LIBOR + 5.350% 5.747% FRN 7/15/32 (c)	$1,160,000	$1,033,148
Grace Trust, Series 2020-GRCE, Class D,
2.680% VRN 12/10/40 (c) (f)	4,500,000	3,901,507
GS Mortgage Securities Trust
Series 2021-ROSS, Class A, 1 mo. USD LIBOR + 1.150% 1.547% FRN 5/15/26 (c)	370,000	363,565
Series 2018-SRP5, Class A, 1 mo. USD LIBOR + 1.550% 1.947% FRN 9/15/31 (c)	1,267,996	1,194,886
JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class XA, 0.647% VRN 4/15/47 (f)	1,045,478	9,485
Series 2015-C31, Class B, 4.622% VRN 8/15/48 (f)	160,000	162,174
Series 2013-C17, Class B, 4.886% VRN 1/15/47 (f)	30,000	30,307
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class XA,
0.852% VRN 10/15/50 (f)	7,516,279	260,698
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AJ,
6.193% VRN 9/12/49 (f)	4,147	4,032
Morgan Stanley Capital I Trust, Series 2019-L2, Class B,
4.494% VRN 3/15/52 (f)	850,000	878,951
PFP Ltd., Series 2021-8, Class A, 1 mo. USD LIBOR + 1.000%
1.431% FRN 8/09/37 (c)	790,000	778,660
Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class A, 1 mo. USD LIBOR + 1.200%
1.657% FRN 11/25/36 (c)	979,863	970,699
Shops at Crystals Trust, Series 2016-CSTL, Class A
3.126% 7/05/36 (c)	320,000	312,508
UBS Commercial Mortgage Trust, Series 2017-C1, Class A4
3.460% 6/15/50	170,000	170,028
Waterfall Commercial Mortgage Trust, Series 2015-SBC5, Class A,
4.104% VRN 9/14/22 (c) (f)	72,915	71,774
Wells Fargo Commercial Mortgage Trust
Series 2019-C52, Class XA, 1.591% VRN 8/15/52 (f)	5,589,618	483,405
Series 2016-BNK1, Class B, 2.967% 8/15/49	780,000	728,192

	Principal Amount	Value
Series 2013-LC12, Class B, 4.305% VRN 7/15/46 (f)	$140,000	$136,736
WFRBS Commercial Mortgage Trust
Series 2014-C24, Class B, 4.204% VRN 11/15/47 (f)	190,000	180,660
Series 2014-C24, Class C, 4.290% VRN 11/15/47 (f)	190,000	165,852
Series 2014-LC14, Class D, 4.586% VRN 3/15/47 (c) (f)	5,000,000	4,797,722
		22,602,584
Home Equity Asset-Backed Securities — 0.5%
Accredited Mortgage Loan Trust, Series 2006-2, Class M1, 1 mo. USD LIBOR + .270%
0.727% FRN 9/25/36	420,000	394,914
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE6, Class A3B, 1 mo. USD LIBOR + .960%
1.417% FRN 11/25/33	1,226,152	1,107,782
GSAA Home Equity Trust, Series 2006-5, Class 2A3, 1 mo. USD LIBOR + .540%
0.997% FRN 3/25/36	328,244	189,011
RBSSP Resecuritization Trust, Series 2010-4, Class 6A2,
5.825% STEP 2/26/36 (c)	860,224	842,936
		2,534,643
Manufactured Housing Asset-Backed Securities — 0.1%
Conseco Finance Corp., Series 1996-4, Class M1,
7.750% VRN 6/15/27 (f)	549,849	573,135
Other Asset-Backed Securities — 2.2%
Arbor Realty Commercial Real Estate Notes Ltd.
Series 2021-FL3, Class A, 1 mo. USD LIBOR + 1.070% 1.467% FRN 8/15/34 (c)	790,000	780,509
Series 2021-FL4, Class A, 1 mo. USD LIBOR + 1.350% 1.747% FRN 11/15/36 (c)	790,000	782,831
Credit Suisse European Mortgage Capital Ltd., Series 2019-1OTF, Class A1, 3 mo. USD LIBOR + 2.900%
3.199% FRN 8/09/24 (c)	955,000	933,829
Dividend Solar Loans LLC, Series 2019-1, Class A
3.670% 8/22/39 (c)	842,417	835,117

The accompanying notes are an integral part of the financial statements.

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
First Franklin Mortgage Loan Trust, Series 2006-FF15, Class A2, 1 mo. USD LIBOR + .120%
0.577% FRN 11/25/36	$329,120	$310,142
HGI CRE CLO Ltd., Series 2021-FL2, Class A, 1 mo. USD LIBOR + 1.000%
1.431% FRN 9/17/36 (c)	790,000	778,858
InStar Leasing III LLC, Series 2021-1A, Class A
2.300% 2/15/54 (c)	595,240	553,765
PFCA Home Equity Investment Trust, Series 2003-IFC6, Class A,
4.684% VRN 4/22/35 (c) (f)	449,000	446,792
Saxon Asset Securities Trust, Series 2006-3, Class A4, 1 mo. USD LIBOR + .240%
0.697% FRN 10/25/46	440,000	403,655
SBA Small Business Investment Cos.
Series 2019-25G, Class 1, 2.690% 7/01/44	226,331	226,077
Series 2019-20D, Class 1, 2.980% 4/01/39	155,127	155,410
Series 2018-10B, Class 1, 3.548% 9/10/28	250,430	254,622
Structured Asset Investment Loan Trust, Series 2004-8, Class A9, 1 mo. USD LIBOR + 1.000%
1.457% FRN 9/25/34	764,051	746,094
Taco Bell Funding LLC, Series 2021-1A, Class A23
2.542% 8/25/51 (c)	3,990,000	3,468,624
USQ Rail LLC, Series 2021-1A, Class A
2.250% 2/28/51 (c)	739,757	684,429
		11,360,754
Student Loans Asset-Backed Securities — 0.3%
College Ave Student Loans LLC, Series 2019-A, Class A2
3.280% 12/28/48 (c)	289,133	281,583
SLM Student Loan Trust, Series 2003-7A, Class A5A, 3 mo. USD LIBOR + 1.200%
2.026% FRN 12/15/33 (c)	364,422	361,213
SMB Private Education Loan Trust, Series 2021-A, Class B
2.310% 1/15/53 (c)	600,000	566,099
		1,208,895

	Principal Amount	Value
Whole Loan Collateral Collateralized Mortgage Obligations — 1.5%
Bear Stearns Asset -Backed Securities I Trust, Series 2005-AC8, Class A3, 1 mo. USD LIBOR + 7.650%
7.193% FRN 11/25/35	$658,360	$139,869
Citigroup Mortgage Loan Trust, Series 2007-6, Class 2A4, 1 mo. USD LIBOR + .350%
0.807% FRN 5/25/37	1,585,262	727,777
Credit Suisse Mortgage Trust
Series 2015-4R, Class 3A3, 1 mo. USD LIBOR + .310% 0.807% FRN 10/27/36 (c)	717,784	355,062
Series 2021-2R, Class 1A1, 1 mo. USD LIBOR + 1.750% 1.991% FRN 7/25/47 (c)	605,825	609,570
Flagstar Mortgage Trust, Series 2018-2, Class A4,
3.500% VRN 4/25/48 (c) (f)	31,257	31,208
GS Mortgage Securities Trust, Series 2014-2R, Class 3B
0.702% 11/26/37 (c)	1,220,000	1,049,830
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3,
2.638% VRN 10/25/35 (f)	48,473	31,635
HarborView Mortgage Loan Trust, Series 2006-2, Class 1A,
2.598% VRN 2/25/36 (f)	27,376	11,458
JP Morgan Mortgage Trust
Series 2018-3, Class A1, 3.500% VRN 9/25/48 (c) (f)	292,715	291,634
Series 2018-4, Class A1, 3.500% VRN 10/25/48 (c) (f)	124,741	124,042
Series 2018-5, Class A1, 3.500% VRN 10/25/48 (c) (f)	147,882	147,710
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1,
3.200% STEP 5/25/59 (c)	1,057,521	1,055,675
Morgan Stanley Resecuritization Trust, Series 2015-R3, Class 7A2, 12 mo. MTA + .770%
0.874% FRN 4/26/47 (c)	74,159	73,401
New Residential Mortgage Loan Trust
Series 2018-RPL1, Class M2, 3.500% VRN 12/25/57 (c) (f)	730,000	706,037
Series 2017-4A, Class A1, 4.000% VRN 5/25/57 (c) (f)	269,109	271,494
Prime Mortgage Trust
Series 2006-DR1, Class 1A1, 5.500% 5/25/35 (c)	7,364	7,130

The accompanying notes are an integral part of the financial statements.

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2006-DR1, Class 2A2, 6.000% 5/25/35 (c)	$532,247	$474,305
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-7, Class 1A1,
2.700% VRN 8/25/36 (f)	169,758	129,836
Structured Asset Mortgage Investments, Inc., Series 2005-AR7, Class 4A1, 12 mo. MTA + 2.150%
2.291% FRN 3/25/46	176,720	172,360
Towd Point Mortgage Trust, Series 2017-4, Class B2,
3.414% VRN 6/25/57 (c) (f)	740,000	682,055
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR3, Class A1B, 12 mo. MTA + 1.000%
1.141% FRN 2/25/46	506,053	483,745
		7,575,833
Whole Loan Collateral Planned Amortization Classes — 0.0%
Alternative Loan Trust, Series 2006-18CB, Class A6, 1 mo. USD LIBOR + 28.600%
26.774% FRN 7/25/36	43,138	47,936

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $52,575,491)		49,372,696

SOVEREIGN DEBT OBLIGATIONS — 4.3%
Abu Dhabi Government International Bond
3.125% 9/30/49 (c)	1,330,000	1,217,163
Argentine Republic Government International Bond
1.125% STEP 7/09/35	1,927,319	585,250
2.500% STEP 7/09/41	110,000	38,441
Brazil Notas do Tesouro Nacional Serie F
10.000% 1/01/31 BRL (h)	5,316,000	1,049,916
Brazilian Government International Bond
5.000% 1/27/45	510,000	454,390
5.625% 1/07/41 (e)	730,000	707,611
Colombia Government International Bond
3.250% 4/22/32	430,000	359,222
4.125% 2/22/42	440,000	344,287
Indonesia Government International Bond
3.500% 1/11/28	700,000	717,315

	Principal Amount	Value
5.125% 1/15/45 (c)	$830,000	$917,650
6.500% 2/15/31 IDR (h)	58,983,000,000	4,036,224
Kuwait Government International Bond
3.500% 3/20/27 (c)	320,000	332,896
Mexican Bonos
7.750% 11/13/42 MXN (h)	34,785,600	1,629,729
8.000% 11/07/47 MXN (h)	76,980,000	3,687,338
8.500% 5/31/29 MXN (h)	28,500,000	1,442,080
Mexico Government International Bond
4.750% 3/08/44	830,000	817,401
Nigeria Government International Bond
7.143% 2/23/30 (c)	210,000	197,662
Panama Government International Bond
4.500% 4/01/56	350,000	342,583
Peruvian Government International Bond
6.550% 3/14/37	460,000	580,180
Provincia de Buenos Aires/Government Bonds,
3.900% STEP 9/01/37 (c)	540,019	230,053
Qatar Government International Bond
4.000% 3/14/29 (c)	380,000	405,680
4.817% 3/14/49 (c)	640,000	758,310
Republic of Kenya Government International Bond
6.300% 1/23/34 (c)	370,000	317,275
Republic of Poland Government International Bond
4.000% 1/22/24	540,000	553,787
Russian Federal Bond— OFZ
6.900% 5/23/29 RUB (h) (i)	269,798,000	99,618
7.250% 5/10/34 RUB (h) (i)	60,500,000	22,338
7.700% 3/16/39 RUB (h) (i)	86,260,000	31,850
State of Israel
2.750% 7/03/30	310,000	306,794
		22,183,043

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $30,668,723)		22,183,043

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (j) — 13.1%
Collateralized Mortgage Obligations — 1.8%
Federal Home Loan Mortgage Corp.
Series 3422, Class AI, 0.250% STEP 1/15/38	8,140	57

The accompanying notes are an integral part of the financial statements.

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 5018, Class MI, 2.000% 10/25/50	$363,119	$48,398
Series 5140, Class NI, 2.500% 5/25/49	291,745	43,155
Series 5010, Class IK, 2.500% 9/25/50	220,784	31,707
Series 5010, Class JI, 2.500% 9/25/50	520,272	85,712
Series 5013, Class IN, 2.500% 9/25/50	273,598	45,589
Series 5040, Class IB, 2.500% 11/25/50	162,710	23,511
Series 5059, Class IB, 2.500% 1/25/51	743,791	125,089
Series 5069, Class MI, 2.500% 2/25/51	87,043	12,362
Series 4793, Class CB, 3.000% 5/15/48	242,713	239,914
Series 4793, Class CD, 3.000% 6/15/48	150,023	148,291
Series 4813, Class CJ, 3.000% 8/15/48	120,785	119,565
Series 353, Class S1, 1 mo. USD LIBOR + 6.000% 5.603% FRN 12/15/46	241,807	42,849
Series 334, Class S7, 1 mo. USD LIBOR + 6.100% 5.703% FRN 8/15/44	102,115	17,200
Series 3621, Class SB, 1 mo. USD LIBOR + 6.230% 5.833% FRN 1/15/40	23,887	3,579
Series 4203, Class PS, 1 mo. USD LIBOR + 6.250% 5.853% FRN 9/15/42	96,701	13,254
Series R007, Class ZA, 6.000% 5/15/36	63,761	69,409
Series 3973, Class SA, 1 mo. USD LIBOR + 6.490% 6.093% FRN 12/15/41	153,267	26,475
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series 2012-K20, Class X2A, 0.200% 5/25/45 (c)	358,632	2
Series K741, Class X1, 0.572% VRN 12/25/27 (f)	2,998,066	84,621
Series K094, Class X1, 0.880% VRN 6/25/29 (f)	996,936	54,250
Series K743, Class X1, 0.926% VRN 5/25/28 (f)	4,000,000	198,776
Series KC05, Class X1, 1.204% VRN 6/25/27 (f)	1,569,748	61,534
Series K736, Class X1, 1.308% VRN 7/25/26 (f)	2,157,163	92,981

	Principal Amount	Value
Series K110, Class X1, 1.697% VRN 4/25/30 (f)	$1,296,666	$142,673
Series 2019-KF58, Class B, 1 mo. USD LIBOR + 2.150% 2.391% FRN 1/25/26 (c)	506,574	514,015
Federal National Mortgage Association
Series 2006-118, Class IP1, 0.230% FRN 12/25/36 (f)	59,156	3,372
Series 2006-118, Class IP2, 0.230% FRN 12/25/36 (f)	43,420	2,416
Series 2005-88, Class IP, 1.517% FRN 10/25/35 (f)	23,922	926
Series 2006-88, Class IP, 1.765% VRN 3/25/36 (f)	32,498	1,461
Series 2020-47, Class GZ, 2.000% 7/25/50	310,677	268,889
Series 2020-97, Class AI, 2.000% 1/25/51	186,896	26,762
Series 2006-59, Class IP, 2.387% FRN 7/25/36 (f)	67,568	4,487
Series 2020-56, Class DI, 2.500% 8/25/50	426,972	69,128
Series 2020-57, Class NI, 2.500% 8/25/50	352,271	58,734
Series 2020-74, Class EI, 2.500% 10/25/50	167,562	25,174
Series 2020-89, Class DI, 2.500% 12/25/50	1,167,710	170,976
Series 2021-3, Class QI, 2.500% 2/25/51	791,040	119,091
Series 2021-3, Class IB, 2.500% 2/25/51	277,744	48,713
Series 409, Class C2, 3.000% 4/25/27	51,191	2,424
Series 409, Class C13, 3.500% 11/25/41	58,527	8,520
Series 409, Class C18, 4.000% 4/25/42	66,454	10,851
Series 409, Class C22, 4.500% 11/25/39	44,488	7,472
Series 2013-124, Class SB, 1 mo. USD LIBOR + 5.950% 5.493% FRN 12/25/43	245,710	37,069
Series 2011-59, Class NZ, 5.500% 7/25/41	295,127	321,145
Series 2013-9, Class CB, 5.500% 4/25/42	248,148	265,682
Series 2016-61, Class BS, 1 mo. USD LIBOR + 6.100% 5.643% FRN 9/25/46	87,823	11,303
Series 2017-76, Class SB, 1 mo. USD LIBOR + 6.100% 5.643% FRN 10/25/57	507,289	78,004

The accompanying notes are an integral part of the financial statements.

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2012-133, Class CS, 1 mo. USD LIBOR + 6.150% 5.693% FRN 12/25/42	$74,385	$13,585
Series 2012-134, Class SK, 1 mo. USD LIBOR + 6.150% 5.693% FRN 12/25/42	136,743	23,156
Series 2013-54, Class BS, 1 mo. USD LIBOR + 6.150% 5.693% FRN 6/25/43	186,486	36,484
Series 2017-85, Class SC, 1 mo. USD LIBOR + 6.200% 5.743% FRN 11/25/47	149,079	20,835
Series 2012-46, Class BA, 6.000% 5/25/42	61,391	67,530
Series 2012-35, Class SC, 1 mo. USD LIBOR + 6.500% 6.043% FRN 4/25/42	68,485	10,978
Series 2011-87, Class SG, 1 mo. USD LIBOR + 6.550% 6.093% FRN 4/25/40	73,919	3,961
Series 2011-96, Class SA, 1 mo. USD LIBOR + 6.550% 6.093% FRN 10/25/41	154,414	22,072
Series 2012-74, Class SA, 1 mo. USD LIBOR + 6.650% 6.193% FRN 3/25/42	38,772	5,002
Series 2012-28, Class B, 6.500% 6/25/39	6,791	7,406
Series 2013-9, Class BC, 6.500% 7/25/42	73,555	82,509
Series 2012-51, Class B, 7.000% 5/25/42	53,796	60,445
Federal National Mortgage Association ACES
Series 2020-M36, Class X1, 1.460% VRN 9/25/34 (f)	1,276,975	118,408
Series 2019-M19, Class A2, 2.560% 9/25/29	434,699	428,682
Federal National Mortgage Association Grantor Trust Series 2017-T1, Class A 2.898% 6/25/27	99,486	101,363
Government National Mortgage Association
Series 2012-144, Class IO, 0.334% VRN 1/16/53 (f)	2,369,093	33,230
Series 2014-186, Class IO, 0.391% VRN 8/16/54 (f)	380,038	5,268
Series 2018-H07, Class FD, 1 mo. USD LIBOR + .300% 0.406% FRN 5/20/68	314,937	314,743
Series 2010-H28, Class FE, 1 mo. USD LIBOR + .400% 0.506% FRN 12/20/60	92,766	92,892

	Principal Amount	Value
Series 2012-135, Class IO, 0.520% VRN 1/16/53 (f)	$2,912,486	$59,988
Series 2014-H20, Class FA, 1 mo. USD LIBOR + .430% 0.536% FRN 10/20/64	972,380	976,816
Series 2011-H08, Class FG, 1 mo. USD LIBOR + .480% 0.586% FRN 3/20/61	73,881	74,105
Series 2011-H09, Class AF, 1 mo. USD LIBOR + .500% 0.606% FRN 3/20/61	51,600	51,758
Series 2017-41, Class IO, 0.631% VRN 7/16/58 (f)	883,586	32,183
Series 2021-60, Class IO, 0.823% VRN 5/16/63 (f)	2,417,256	172,895
Series 2020-H13, Class FA, 1 mo. USD LIBOR + .450% 0.899% FRN 7/20/70	150,958	151,785
Series 2020-H13, Class FC, 1 mo. USD LIBOR + .450% 0.899% FRN 7/20/70	64,272	64,598
Series 2014-22, Class IA, 1.120% FRN 11/20/42 (f)	21,221	334
Series 2020-H09, Class FL, 1 mo. USD LIBOR + 1.150% 1.599% FRN 5/20/70	460,606	477,972
Series 2017-H18, Class BI, 1.614% VRN 9/20/67 (f)	3,125,692	189,642
Series 2020-H09, Class NF, 1 mo. USD LIBOR + 1.250% 1.699% FRN 4/20/70	140,777	143,805
Series 2012-H27, Class AI, 1.758% VRN 10/20/62 (f)	400,361	18,464
Series 2020-181, Class WI, 2.000% 12/20/50	1,403,049	157,153
Series 2017-H20, Class IB, 2.038% VRN 10/20/67 (f)	64,172	4,595
Series 2017-H15, Class KI, 2.197% VRN 7/20/67 (f)	119,322	10,878
Series 2020-123, Class NI, 2.500% 8/20/50	437,824	57,121
Series 2020-123, Class IL, 2.500% 8/20/50	179,162	23,357
Series 2020-127, Class IN, 2.500% 8/20/50	173,998	22,842
Series 2020-129, Class IE, 2.500% 9/20/50	180,638	23,798
Series 2020-160, Class IH, 2.500% 10/20/50	183,326	24,971
Series 2020-160, Class YI, 2.500% 10/20/50	725,639	96,428
Series 2020-160, Class VI, 2.500% 10/20/50	269,740	35,955

The accompanying notes are an integral part of the financial statements.

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2013-107, Class AD, 2.764% VRN 11/16/47 (f)	$187,704	$183,866
Series 2013-53, Class OI, 3.500% 4/20/43	380,660	38,429
Series 2020-47, Class MI, 3.500% 4/20/50	315,668	44,451
Series 2020-47, Class NI, 3.500% 4/20/50	84,087	12,136
Series 2014-176, Class IA, 4.000% 11/20/44	42,440	6,997
Series 2015-167, Class OI, 4.000% 4/16/45	53,791	8,854
Series 2016-84, Class IG, 4.500% 11/16/45	243,607	44,348
Series 2016-135, Class SB, 1 mo. USD LIBOR + 6.100% 5.669% FRN 10/16/46	109,238	23,593
Series 2016-21, Class ST, 1 mo. USD LIBOR + 6.150% 5.701% FRN 2/20/46	67,971	10,665
Series 2010-85, Class HS, 1 mo. USD LIBOR + 6.650% 6.201% FRN 1/20/40	8,443	305
Government National Mortgage Association II TBA 3.000% 5/01/51 (g)	800,000	787,094
		9,268,297
Pass-Through Securities — 10.6%
Federal Home Loan Mortgage Corp.
Pool #RB5125 2.000% 9/01/41	958,162	900,155
Pool #RA3882 2.000% 11/01/50	352,960	328,890
Pool #QB8602 2.000% 2/01/51	84,554	79,171
Pool #QB9087 2.000% 2/01/51	445,045	415,738
Pool #QB9090 2.000% 2/01/51	93,155	86,759
Pool #SD0552 2.000% 3/01/51	457,870	426,430
Pool #QB9482 2.000% 3/01/51	86,371	80,576
Pool #QC0041 2.000% 3/01/51	85,338	79,612
Pool #QC0160 2.000% 3/01/51	82,921	77,357
Pool #QC0161 2.000% 3/01/51	89,090	83,111
Pool #QB9290 2.000% 3/01/51	278,350	259,672
Pool #QC0297 2.000% 4/01/51	194,816	181,439
Pool #SD0573 2.000% 4/01/51	171,570	160,647
Pool #QC0885 2.000% 4/01/51	94,162	88,167
Pool #QC1164 2.000% 4/01/51	86,592	80,890
Pool #SD0745 2.000% 11/01/51 (g)	98,210	91,497
Pool #FS0349 2.000% 1/01/52 (g)	197,900	184,249
Pool #FS1014 2.000% 2/01/52 (g)	99,758	92,877
Pool #FS1015 2.000% 2/01/52 (g)	298,572	277,978
Pool #FS1112 2.000% 3/01/52 (g)	200,000	187,017
Pool #840698 5 year CMT + 1.285% 2.130% FRN 3/01/47	21,858	21,185

	Principal Amount	Value
Pool #QK0701 2.500% 4/01/41	$86,023	$83,225
Pool #QB5092 2.500% 11/01/50	173,329	166,740
Pool #QB5093 2.500% 11/01/50	83,636	80,274
Pool #QB8934 2.500% 2/01/51	174,050	166,727
Pool #CA9390 2.500% 3/01/51 (g)	379,515	363,398
Pool #QB9901 2.500% 3/01/51	96,788	92,715
Pool #QC0165 2.500% 3/01/51	89,302	86,096
Pool #SD0926 2.500% 7/01/51 (g)	100,000	95,792
Pool #QC5830 2.500% 8/01/51	192,158	184,478
Pool # FS0024 2.500% 9/01/51 (g)	96,285	92,858
Pool #QC6551 2.500% 9/01/51	93,904	90,115
Pool #FS1104 2.500% 11/01/51 (g)	100,000	96,128
Pool #SD7548 2.500% 11/01/51 (g)	788,897	757,861
Pool #RA6562 2.500% 1/01/52 (g)	197,068	189,977
Pool #FS0366 2.500% 1/01/52 (g)	98,927	95,406
Pool #SD0849 2.500% 1/01/52	99,573	95,492
Pool #QD6079 2.500% 2/01/52	99,443	95,336
Pool #QD8675 2.500% 3/01/52 (g)	100,000	95,871
Pool #841077 12 mo. USD LIBOR + 1.619% 2.872% FRN 11/01/47	150,063	149,081
Pool #ZS8669 3.000% 9/01/32	78,409	79,294
Pool #ZS8673 3.000% 10/01/32	55,279	55,903
Pool #ZT1257 3.000% 1/01/46	165,821	166,011
Pool #G67701 3.000% 10/01/46	658,479	655,739
Pool #G60985 3.000% 5/01/47	1,311,879	1,307,774
Pool #ZT1493 3.000% 9/01/48	139,990	139,144
Pool #RA1293 3.000% 9/01/49	449,516	445,255
Pool #RA3175 3.000% 7/01/50	106,144	104,408
Pool #FM8577 3.000% 8/01/51 (g)	187,699	186,330
Pool #FS0037 3.000% 8/01/51 (g)	93,076	91,777
Pool #QC9154 3.000% 10/01/51 (g)	98,794	97,325
Pool #FS0034 3.000% 12/01/51 (g)	98,398	97,580
Pool # FS0240 3.000% 1/01/52 (g)	99,085	98,355
Pool #SD0809 3.000% 1/01/52	98,442	96,547
Pool # FS1074 3.000% 3/01/52 (g)	500,000	495,534
Pool #841076 12 mo. USD LIBOR + 1.628% 3.012% FRN 11/01/48	563,275	558,234
Pool #841081 12 mo. USD LIBOR + 1.623% 3.089% FRN 2/01/50	241,721	242,273
Pool #ZS9316 3.500% 1/01/38	315,615	322,793
Pool #Q41209 3.500% 6/01/46	146,018	148,356
Pool #RA6599 3.500% 1/01/52	285,910	287,274
Pool #Q19135 4.000% 6/01/43	26,372	27,495
Pool #Q19236 4.000% 6/01/43	18,775	19,563
Pool #Q19985 4.000% 7/01/43	841,863	877,707
Pool #Q19615 4.000% 7/01/43	26,662	27,798
Pool #C09071 4.000% 2/01/45	152,055	157,677

The accompanying notes are an integral part of the financial statements.

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #G67713 4.000% 6/01/48	$558,794	$578,199
Pool #ZA6680 4.000% 4/01/49	387,640	400,340
Pool #U92272 4.500% 12/01/43	3,587	3,819
Pool #Q49177 4.500% 6/01/47	102,487	108,368
Pool #Q56002 5.000% 5/01/48	38,711	40,998
Pool #G06875 5.500% 12/01/38	5,120	5,556
Pool #G06669 6.500% 9/01/39	10,292	11,641
Pool #G07509 6.500% 9/01/39	9,675	11,004
Pool #G07335 7.000% 3/01/39	22,557	26,308
Federal National Mortgage Association
Pool #CA8377 1.500% 12/01/35	88,959	84,647
Pool #BQ0254 2.000% 8/01/50	77,562	72,527
Pool #BQ1528 2.000% 9/01/50	79,064	73,931
Pool #BQ9224 2.000% 1/01/51	184,278	171,683
Pool #BR2641 2.000% 2/01/51	86,908	81,185
Pool #BR2643 2.000% 2/01/51	81,547	76,076
Pool #BR2644 2.000% 2/01/51	86,439	80,639
Pool #BR2664 2.000% 2/01/51	331,516	309,685
Pool #BR3500 2.000% 2/01/51	86,342	80,441
Pool #BR3256 2.000% 2/01/51	85,295	79,918
Pool #BR3257 2.000% 2/01/51	85,383	79,947
Pool #FM6418 2.000% 3/01/51	90,288	84,483
Pool #BQ9453 2.000% 3/01/51	180,143	168,055
Pool #BR4080 2.000% 3/01/51	89,374	83,238
Pool #BR5589 2.000% 3/01/51	86,847	80,884
Poll #BR3290 2.000% 3/01/51	364,925	339,868
Pool #BR3286 2.000% 3/01/51	87,276	81,338
Pool #BR4722 2.000% 3/01/51	84,644	78,964
Pool #BR4753 2.000% 3/01/51	89,675	83,770
Pool #BR4756 2.000% 3/01/51	82,847	77,288
Pool #BR5458 2.000% 3/01/51	91,168	84,908
Pool #BR5487 2.000% 3/01/51	87,585	81,708
Pool #BR5587 2.000% 3/01/51	89,567	83,556
Pool #BR5577 2.000% 3/01/51	89,740	83,718
Pool #BR5649 2.000% 3/01/51	93,900	87,599
Pool #BR5633 2.000% 3/01/51	91,801	85,641
Pool #BR6462 2.000% 3/01/51	92,416	86,070
Pool #FM6343 2.000% 3/01/51	92,781	86,555
Pool #BR8518 2.000% 4/01/51	89,514	83,619
Pool #MA4305 2.000% 4/01/51 (g)	729,986	679,862
Pool #BR7745 2.000% 4/01/51	87,276	81,528
Pool #BR7744 2.000% 4/01/51	88,804	83,095
Pool #BR8478 2.000% 4/01/51	88,455	82,768
Pool #CB1273 2.000% 8/01/51 (g)	96,248	89,609
Pool #BL5850 2.260% 4/01/30	384,590	370,146
Pool #MA2749 2.500% 9/01/36	47,597	46,562
Pool #FM3123 2.500% 3/01/38	468,497	458,302
Pool #CA9358 2.500% 3/01/41	90,222	87,695
Pool #CB0100 2.500% 4/01/41	183,018	178,178

	Principal Amount	Value
Pool #CB0101 2.500% 4/01/41	$92,621	$90,026
Pool #CB0114 2.500% 4/01/41	368,583	357,451
Pool #CB0470 2.500% 5/01/41	736,996	714,508
Pool #FM4577 2.500% 10/01/50	249,572	239,461
Pool #BQ5876 2.500% 11/01/50	89,539	85,939
Pool #BR0001 2.500% 12/01/50	86,620	83,110
Pool #FM5423 2.500% 1/01/51	430,723	413,273
Pool #FM5713 2.500% 2/01/51	161,159	154,378
Pool #FM6460 2.500% 3/01/51	179,105	172,170
Pool #FM6871 2.500% 4/01/51	183,678	175,950
Pool #BR7222 2.500% 4/01/51	190,119	182,045
Pool #FM7304 2.500% 5/01/51	187,753	179,779
Pool #FM7675 2.500% 6/01/51	258,551	248,541
Pool #FM7676 2.500% 6/01/51	94,462	90,539
Pool #FM7900 2.500% 7/01/51	187,808	180,009
Pool #BT3303 2.500% 8/01/51	96,637	92,774
Pool #BU0051 2.500% 9/01/51	587,476	562,115
Pool #FM8864 2.500% 10/01/51	193,758	185,938
Pool #FM9335 2.500% 10/01/51	96,899	92,655
Pool #FS0434 2.500% 11/01/51 (g)	98,224	94,736
Pool #BU2599 2.500% 1/01/52	99,114	95,022
Pool #FS0392 2.500% 1/01/52	198,821	190,316
Pool #FS0424 2.500% 1/01/52	99,508	95,399
Pool #BV3089 2.500% 2/01/52	99,810	95,689
Pool #CB2869 2.500% 2/01/52	296,389	283,501
Pool #FS0605 2.500% 2/01/52	298,583	285,693
Pool #FS0523 2.500% 2/01/52	99,542	95,276
Pool #CB3044 2.500% 3/01/52	99,825	95,547
Pool #CB3031 2.500% 3/01/52	199,672	190,866
Pool #AM8674 2.810% 4/01/25	50,000	49,705
Pool #MA2320 3.000% 7/01/35	45,422	45,516
Pool #MA2523 3.000% 2/01/36	309,317	310,155
Pool #MA2579 3.000% 4/01/36	226,319	226,932
Pool #MA2707 3.000% 8/01/36	278,494	279,509
Pool #MA2773 3.000% 10/01/36	1,019,236	1,022,951
Pool #MA2832 3.000% 12/01/36	518,139	520,028
Pool #AQ7306 3.000% 1/01/43	28,959	28,884
Pool #AR1202 3.000% 1/01/43	35,994	35,901
Pool #BC1509 3.000% 8/01/46	38,666	38,384
Pool #AS7738 3.000% 8/01/46	405,074	402,120
Pool #AS7844 3.000% 9/01/46	67,654	67,161
Pool #BC2817 3.000% 9/01/46	50,791	50,421
Pool #AL9397 3.000% 10/01/46	76,844	76,283
Pool #BD8104 3.000% 10/01/46	187,123	186,402
Pool #BM1565 3.000% 4/01/47	722,594	719,808
Pool #CA4979 3.000% 1/01/50	156,437	154,025
Pool #FM8576 3.000% 2/01/50	88,083	87,386
Pool #BP7009 3.000% 8/01/50	123,757	121,733
Pool #FS0331 3.000% 1/01/52	99,430	97,578

The accompanying notes are an integral part of the financial statements.

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AN8048 3.080% 1/01/28	$210,000	$211,551
Pool #BL2454 3.160% 5/01/29	86,648	87,696
Pool #MA2110 3.500% 12/01/34	68,101	69,394
Pool #MA2138 3.500% 1/01/35	35,710	36,388
Pool #AS8740 3.500% 2/01/37	74,340	75,613
Pool #FM5754 3.500% 3/01/37	61,470	62,637
Pool #890827 3.500% 12/01/37	46,638	47,698
Pool #FM6015 3.500% 8/01/39	62,314	63,381
Pool #FM0068 3.500% 2/01/40	237,074	245,577
Pool #FM0071 3.500% 2/01/40	50,407	51,364
Pool #MA1177 3.500% 9/01/42	19,987	20,492
Pool #MA1213 3.500% 10/01/42	121,890	124,967
Pool #AL3026 3.500% 12/01/42	36,854	37,784
Pool #AY6181 3.500% 4/01/45	92,009	93,728
Pool #AS6328 3.500% 12/01/45	374,172	378,518
Pool #AS6541 3.500% 1/01/46	102,942	104,672
Pool #AS6562 3.500% 1/01/46	82,445	83,830
Pool #AL9546 3.500% 11/01/46	202,602	205,469
Pool #BC9096 3.500% 12/01/46	81,931	83,103
Pool #FM3347 3.500% 5/01/47	217,955	221,277
Pool #CA0907 3.500% 12/01/47	40,441	40,956
Pool #FM3469 3.500% 8/01/48	424,459	431,591
Pool #FM3773 3.500% 11/01/48	441,148	447,872
Pool #FM3278 3.500% 11/01/48	120,125	121,730
Pool #CB2680 3.500% 1/01/52	292,224	294,006
Pool #AK8441 4.000% 4/01/42	13,871	14,454
Pool #AO2711 4.000% 5/01/42	10,386	10,823
Pool #AO6086 4.000% 6/01/42	21,753	22,668
Pool #AP0692 4.000% 7/01/42	16,303	16,989
Pool #AP5333 4.000% 7/01/42	149,086	155,356
Pool #AP2530 4.000% 8/01/42	15,961	16,627
Pool #AP4903 4.000% 9/01/42	27,319	28,460
Pool #AP7399 4.000% 9/01/42	40,024	41,695
Pool #MA1217 4.000% 10/01/42	92,750	97,202
Pool #AP9229 4.000% 10/01/42	10,273	10,702
Pool #AP9766 4.000% 10/01/42	72,961	76,463
Pool #MA1253 4.000% 11/01/42	55,516	58,180
Pool #AQ3599 4.000% 11/01/42	16,757	17,457
Pool #AQ7003 4.000% 12/01/42	37,077	38,624
Pool #AQ4555 4.000% 12/01/42	31,218	32,521
Pool #AQ7082 4.000% 1/01/43	42,565	44,342
Pool #AL3508 4.000% 4/01/43	27,223	28,351
Pool #AQ4078 4.000% 6/01/43	29,221	30,432
Pool #AQ4080 4.000% 6/01/43	18,667	19,441
Pool #AT8394 4.000% 6/01/43	28,495	29,685
Pool #AB9683 4.000% 6/01/43	39,585	41,225
Pool #AT9637 4.000% 7/01/43	79,690	82,967
Pool #AT9653 4.000% 7/01/43	60,515	63,041
Pool #AT9657 4.000% 7/01/43	47,449	49,400

	Principal Amount	Value
Pool #AS0070 4.000% 8/01/43	$25,172	$26,325
Pool #MA1547 4.000% 8/01/43	27,769	29,042
Pool #AS4347 4.000% 1/01/45	45,547	47,377
Pool #BF0104 4.000% 2/01/56	89,228	93,065
Pool #BF0183 4.000% 1/01/57	50,948	53,139
Pool #BF0191 4.000% 6/01/57	87,071	90,516
Pool #MA0706 4.500% 4/01/31	12,267	12,807
Pool #MA0734 4.500% 5/01/31	43,565	45,484
Pool #MA0776 4.500% 6/01/31	14,733	15,391
Pool #MA0913 4.500% 11/01/31	10,815	11,298
Pool #MA0939 4.500% 12/01/31	11,040	11,533
Pool #993117 4.500% 1/01/39	1,063	1,117
Pool #AA0856 4.500% 1/01/39	7,209	7,620
Pool #AA3495 4.500% 2/01/39	5,734	6,049
Pool #935520 4.500% 8/01/39	10,148	10,714
Pool #AD5481 4.500% 5/01/40	303,230	320,621
Pool #AD6914 4.500% 6/01/40	32,020	33,844
Pool #AD8685 4.500% 8/01/40	88,063	92,912
Pool #MA1591 4.500% 9/01/43	52,237	55,681
Pool #MA1629 4.500% 10/01/43	48,592	51,796
Pool #AL4341 4.500% 10/01/43	2,947	3,133
Pool #MA1664 4.500% 11/01/43	24,006	25,589
Pool #MA1711 4.500% 12/01/43	49,982	53,168
Pool #AL4741 4.500% 1/01/44	21,666	23,095
Pool #AW0318 4.500% 2/01/44	47,059	49,985
Pool #AL5562 4.500% 4/01/44	10,102	10,737
Pool #890604 4.500% 10/01/44	216,421	229,741
Pool #AS4271 4.500% 1/01/45	27,560	29,799
Pool #CA2047 4.500% 7/01/48	216,489	228,274
Pool #CA5379 4.500% 3/01/50	213,273	224,566
Pool #BF0148 4.500% 4/01/56	407,610	426,780
Pool #BF0222 4.500% 9/01/57	454,512	486,604
Pool #BF0301 4.500% 8/01/58	45,798	48,988
Pool #BF0338 4.500% 1/01/59	113,320	121,216
Pool #915154 5.000% 4/01/37	34,474	36,908
Pool #974965 5.000% 4/01/38	90,251	96,652
Pool #983077 5.000% 5/01/38	24,814	26,606
Pool #310088 5.000% 6/01/38	22,085	23,651
Pool #AE2266 5.000% 3/01/40	55,619	59,578
Pool #937948 5.500% 6/01/37	7,837	8,583
Pool #995072 5.500% 8/01/38	12,053	13,195
Pool #BF0141 5.500% 9/01/56	451,391	498,136
Pool #481473 6.000% 2/01/29	12	13
Pool #867557 6.000% 2/01/36	1,608	1,720
Pool #AE0469 6.000% 12/01/39	97,180	107,982
Pool #BM1948 6.000% 7/01/41	111,250	123,222
Pool #AL4324 6.500% 5/01/40	62,400	71,052
Pool #AE0758 7.000% 2/01/39	35,171	41,083

The accompanying notes are an integral part of the financial statements.

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Government National Mortgage Association
Pool #AA5649 3.000% 9/15/42	$86,132	$87,016
Pool #783669 3.000% 9/15/42	162,861	164,532
Pool #AB2892 3.000% 9/15/42	84,558	85,426
Pool #AB9109 3.000% 10/15/42	52,231	52,767
Pool #AB9108 3.000% 10/15/42	604,097	610,297
Pool #AB9207 3.000% 11/15/42	44,773	45,233
Pool #784571 3.500% 6/15/48	192,607	198,906
Pool #BS8439 3.500% 5/15/50	171,313	172,633
Pool #487588 6.000% 4/15/29	695	743
Pool #595077 6.000% 10/15/32	230	249
Pool #596620 6.000% 10/15/32	191	208
Pool #604706 6.000% 10/15/33	31,276	34,098
Pool #636251 6.000% 3/15/35	3,752	4,118
Pool #782034 6.000% 1/15/36	31,498	34,491
Pool #658029 6.000% 7/15/36	10,177	11,214
Government National Mortgage Association II
Pool #MA4068 3.000% 11/20/46	22,703	22,689
Pool #MA7590 3.000% 9/20/51	188,181	186,420
Pool #MA1995 3.500% 6/20/44	58,089	59,549
Pool #MA2678 3.500% 3/20/45	24,792	25,399
Pool #784106 3.500% 1/20/46	65,186	66,660
Pool #MA3597 3.500% 4/20/46	103,736	106,083
Pool #BC4732 3.500% 10/20/47	236,122	240,874
Pool #BD0384 3.500% 10/20/47	167,311	170,678
Pool #784825 3.500% 10/20/49	59,965	59,898
Pool #BM7534 3.500% 2/20/50	70,333	70,979
Pool #MA4511 4.000% 6/20/47	653,950	675,112
Pool #MA4720 4.000% 9/20/47	435,984	449,684
Pool #BM9734 4.000% 10/20/49	43,001	44,231
Pool #BM9743 4.000% 11/20/49	52,287	53,782
Pool #BS1728 4.000% 1/20/50	54,448	56,005
Pool #BS1742 4.000% 2/20/50	48,664	50,056
Pool #BS1757 4.000% 3/20/50	33,971	34,943
Pool #BS8420 4.000% 4/20/50	188,577	193,973
Pool #783298 4.500% 4/20/41	91,375	97,305
Pool #783368 4.500% 7/20/41	13,557	14,437
Pool #MA4654 4.500% 8/20/47	147,604	155,521
Pool #MA5138 4.500% 4/20/48	229,204	239,189
Pool #MA5193 4.500% 5/20/48	230,395	240,143
Pool #MA5265 4.500% 6/20/48	204,895	213,372
Pool #MA5331 4.500% 7/20/48	51,956	54,089
Pool #MA5818 4.500% 3/20/49	68,168	70,829
Pool #4747 5.000% 7/20/40	57,057	60,565
Government National Mortgage Association II TBA
3.000% 5/01/51 (g)	300,000	295,910

	Principal Amount	Value
3.500% 5/19/52 (g)	$100,000	$100,332
3.500% 6/21/52 (g)	600,000	600,117
Uniform Mortgage Backed Securities TBA
2.500% 11/01/51 (g)	2,600,000	2,482,594
2.500% 11/01/51 (g)	500,000	476,445
3.000% 2/01/52 (g)	1,400,000	1,370,578
3.500% 2/01/49 (g)	3,700,000	3,685,547
4.000% 3/01/49 (g)	200,000	202,672
		53,950,017
Whole Loans — 0.7%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2020-DNA6, Class M2, 1 Mo. SOFR + 2.000% 2.099% FRN 12/25/50 (c)	780,000	772,796
Series 2020-DNA2, Class M2, 1 mo. USD LIBOR + 1.850% 2.307% FRN 2/25/50 (c)	447,955	447,082
Series 2020-DNA1, Class B1, 1 mo. USD LIBOR + 2.300% 2.757% FRN 1/25/50 (c)	380,000	363,150
Series 2017-DNA1, Class B1, 1 mo. USD LIBOR + 4.950% 5.407% FRN 7/25/29	1,450,000	1,548,671
Federal National Mortgage Association Connecticut Avenue Securities Trust
Series 2019-R07, Class 1M2, 1 mo. USD LIBOR + 2.100% 2.557% FRN 10/25/39 (c)	115,302	115,302
Series 2019-R02, Class 1M2, 1 mo. USD LIBOR + 2.300% 2.757% FRN 8/25/31 (c)	184,158	184,217
Series 2018-C05, Class 1B1, 1 mo. USD LIBOR + 4.250% 4.707% FRN 1/25/31	370,000	370,721
		3,801,939

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $69,610,188)		67,020,253

U.S. TREASURY OBLIGATIONS — 9.6%
U.S. Treasury Bonds & Notes — 9.6%
U.S. Treasury Bond
1.625% 11/15/50	710,000	583,312
1.750% 8/15/41	20,000	17,358
1.875% 2/15/51	4,340,000	3,795,379
1.875% 11/15/51	14,362,000	12,596,250

The accompanying notes are an integral part of the financial statements.

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
2.000% 11/15/41	$2,370,000	$2,147,786
2.000% 2/15/50	1,730,000	1,559,728
2.000% 8/15/51	1,760,000	1,587,660
2.250% 5/15/41	300,000	283,683
2.250% 2/15/52	2,355,000	2,257,122
2.375% 2/15/42	80,000	77,212
2.375% 5/15/51	2,910,000	2,854,703
3.000% 2/15/48	16,000	17,448
3.750% 11/15/43 (k)	1,560,000	1,847,216
U.S. Treasury Note
0.125% 1/31/23	1,010,000	998,041
0.250% 11/15/23	70,000	67,859
0.250% 10/31/25	200,000	184,611
1.250% 11/30/26	5,370,000	5,086,949
1.250% 8/15/31	890,000	809,340
1.375% 11/15/31	5,020,000	4,606,635
1.625% 5/15/31	850,000	800,808
2.500% 3/31/27	6,010,000	6,031,131
U.S. Treasury Strip
0.000% 5/15/49	1,450,000	751,573
		48,961,804

TOTAL U.S. TREASURY OBLIGATIONS (Cost $52,098,204)		48,961,804

TOTAL BONDS & NOTES (Cost $384,226,079)		362,699,873

	Number of Shares
MUTUAL FUNDS — 0.5%
Diversified Financial Services — 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio (l)	2,385,545	2,385,545

TOTAL MUTUAL FUNDS (Cost $2,385,545)		2,385,545

TOTAL PURCHASED OPTIONS (#) — 0.0% (Cost $285,691)		223,600

TOTAL LONG-TERM INVESTMENTS (Cost $386,897,315)		365,309,018

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 30.3%
Repurchase Agreement — 2.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/22, 0.000%, due 4/01/22 (m)	$13,932,842	$13,932,842
U.S. Treasury Bill — 27.6%
United States Treasury Floating Rate Note
3 mo. Treasury money market yield + .049% 0.000% FRN 1/31/23	5,600,000	5,606,076
3 mo. Treasury money market yield + .034% 0.000% FRN 4/30/23	54,600,000	54,662,080
3 mo. Treasury money market yield + .029% 0.000% FRN 7/31/23	2,860,000	2,863,730
3 mo. Treasury money market yield + .029% 0.000% FRN 7/31/23	54,600,000	54,671,198
3 mo. Treasury money market yield + .029% 0.000% FRN 7/31/23	2,215,000	2,217,888
3 mo. Treasury money market yield + .035% 0.000% FRN 10/31/23	2,160,000	2,163,227
3 mo. Treasury money market yield + .035% 0.000% FRN 10/31/23	3,030,000	3,034,527
3 mo. Treasury money market yield + .035% 0.000% FRN 10/31/23	3,520,000	3,525,259
3 mo. Treasury money market yield + .035% 0.000% FRN 10/31/23	4,670,000	4,676,977
3 mo. Treasury money market yield + .035% 0.000% FRN 10/31/23	2,260,000	2,263,376
3 mo. Treasury money market yield + .035% 0.000% FRN 10/31/23	5,400,000	5,408,068
		141,092,406

TOTAL SHORT-TERM INVESTMENTS (Cost $154,886,053)		155,025,248

TOTAL INVESTMENTS — 101.8% (Cost $541,783,368) (n)		520,334,266

Less Unfunded Loan Commitments — (0.0)%		(59,420)

NET INVESTMENTS — 101.8% (Cost $541,723,948)		520,274,846

Other Assets/(Liabilities) — (1.8)%		(9,031,333)

NET ASSETS — 100.0%		$511,243,513

Abbreviation Legend

CLO	Collateralized Loan Obligation
FRN	Floating Rate Note
IO	Interest Only

The accompanying notes are an integral part of the financial statements.

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

Abbreviation Legend (Continued)

STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	All or a portion of the security represents unsettled loan commitments at March 31, 2022 where the rate will be determined at time of settlement.
(b)	Unfunded or partially unfunded loan commitments.
(c)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2022, the aggregate market value of these securities amounted to $85,944,639 or 16.81% of net assets.

(d)	Security is perpetual and has no stated maturity date.
(e)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2022, was $2,583,825 or 0.51% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $255,556 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(f)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2022.

(g)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(h)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(i)

Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At March 31, 2022, these securities amounted to a value of $153,806 or 0.03% of net assets.

(j)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(k)	All or a portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(l)	Represents investment of security lending cash collateral. (Note 2).
(m)

Maturity value of $13,932,842. Collateralized by U.S. Government Agency obligations with rates ranging from 0.125% - 0.375%, maturity date of 7/15/24, and an aggregate market value, including accrued interest, of $14,211,522.

(n)	See Note 6 for aggregate cost for federal tax purposes.

(#) Exchange-Traded Options Purchased

Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
U.S. Treasury Note 10 Year Future	4/22/22	123.25	40	USD	4,915,000	$41,875	$29,444	$12,431
U.S. Treasury Note 5 Year Future	4/22/22	114.50	66	USD	7,569,375	45,375	33,630	11,745
U.S. Treasury Note 5 Year Future	4/22/22	115.00	144	USD	16,515,000	61,875	66,648	(4,773)
Eurodollar 1 Year Mid Curve Future	6/10/22	97.88	132	USD	31,967,100	5,775	37,377	(31,602)
Eurodollar Future	12/19/22	98.38	120	USD	29,202,000	30,750	67,415	(36,665)
Eurodollar Future	6/19/23	98.50	132	USD	31,967,100	37,950	51,177	(13,227)
						$223,600	$285,691	$(62,091)

Exchange-Traded Options Written

Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
U.S. Treasury Note 10 Year Future	4/22/22	123.00	30	USD	3,686,250	$(23,906)	$(15,886)	$(8,020)
U.S. Treasury Note 10 Year Future	4/22/22	124.00	39	USD	4,792,125	(15,234)	(25,433)	10,199
U.S. Treasury Note 10 Year Future	4/22/22	124.50	21	USD	2,580,375	(5,578)	(9,261)	3,683
U.S. Treasury Note 10 Year Future	4/22/22	127.00	32	USD	3,932,000	(2,000)	(21,382)	19,382
U.S. Treasury Note 10 Year Future	4/22/22	129.00	77	USD	9,461,375	(2,406)	(15,742)	13,336
U.S. Treasury Note 5 Year Future	4/22/22	115.75	63	USD	7,225,313	(11,813)	(21,914)	10,101
U.S. Treasury Note 5 Year Future	4/22/22	118.25	60	USD	6,881,250	(1,406)	(20,896)	19,490
U.S. Treasury Note 5 Year Future	4/22/22	118.50	14	USD	1,605,625	(328)	(6,523)	6,195
U.S. Treasury Note 10 Year Future	5/20/22	124.00	39	USD	4,792,125	(30,469)	(32,229)	1,760
U.S. Treasury Note 10 Year Future	5/20/22	130.50	39	USD	4,792,125	(3,047)	(2,495)	(552)

The accompanying notes are an integral part of the financial statements.

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 5 Year Future	5/20/22	117.00	184	USD	21,102,500	$(28,750)	$(31,416)	$2,666
Eurodollar 1 Year Mid Curve Future	6/10/22	98.63	132	USD	31,967,100	(825)	(7,935)	7,110
Eurodollar Future	12/19/22	98.13	120	USD	29,202,000	(45,000)	(104,748)	59,748
Eurodollar Future	6/19/23	98.00	132	USD	31,967,100	(67,650)	(103,585)	35,935
						$(238,412)	$(419,445)	$181,033
Put
Eurodollar Future	12/19/22	98.13	120	USD	29,202,000	$(279,000)	$(94,248)	$(184,752)
Eurodollar Future	6/19/23	97.00	27	USD	6,538,725	(46,069)	(5,343)	(40,726)
						$(325,069)	$(99,591)	$(225,478)
						$(563,481)	$(519,036)	$(44,445)

Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.*	4/19/22	USD	379,261	RUB	47,520,000	$(196,715)
BNP Paribas SA*	4/19/22	USD	100,097	AUD	134,000	(193)
BNP Paribas SA*	4/19/22	USD	26,473	RUB	2,479,834	(3,584)
Citibank N.A.*	4/19/22	IDR	23,023,950,712	USD	1,587,694	14,402
Citibank N.A.*	4/19/22	MXN	15,455,250	USD	737,334	37,672
Citibank N.A.*	4/19/22	AUD	7,620,330	USD	5,463,746	239,525
Citibank N.A.*	4/19/22	EUR	555,000	USD	635,455	(21,221)
Citibank N.A.*	4/19/22	BRL	3,297,133	USD	634,516	55,036
Citibank N.A.*	4/19/22	USD	715,085	EUR	631,834	15,817
Citibank N.A.*	4/19/22	USD	1,580,153	CNH	10,055,443	(818)
Citibank N.A.*	4/19/22	USD	193,629	MXN	4,091,000	(11,514)
Citibank N.A.*	4/19/22	USD	90,593	RUB	8,342,851	(10,529)
Citibank N.A.*	4/19/22	USD	556,851	BRL	2,655,472	1,494
Goldman Sachs International*	4/19/22	GBP	2,632,114	USD	3,568,760	(111,459)
Goldman Sachs International*	4/19/22	RUB	314,863,936	USD	4,085,334	(268,963)
Goldman Sachs International*	4/19/22	USD	314,967	BRL	1,500,000	1,262
Goldman Sachs International*	4/19/22	USD	1,507,452	RUB	153,802,595	(356,743)
Morgan Stanley & Co. LLC*	4/19/22	JPY	642,474,779	USD	5,552,481	(273,653)
Morgan Stanley & Co. LLC*	4/19/22	ZAR	6,889,002	USD	432,808	37,740
Morgan Stanley & Co. LLC*	4/19/22	CAD	15,546,746	USD	12,216,042	218,905
Morgan Stanley & Co. LLC*	4/19/22	BRL	858,339	USD	147,760	31,750
Morgan Stanley & Co. LLC*	4/19/22	USD	476,435	RUB	66,939,127	(334,914)
						$(936,703)

The accompanying notes are an integral part of the financial statements.

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
Euro-BOBL	6/08/22	9	$1,305,266	$(22,304)
Euro-OAT	6/08/22	15	2,636,170	(122,051)
Australia Treasury Bond 10 Year	6/15/22	36	3,549,351	(135,045)
U.S. Treasury Long Bond	6/21/22	55	8,628,325	(374,887)
U.S. Treasury Ultra Bond	6/21/22	287	52,349,505	(1,514,630)
U.S. Treasury Note 5 Year	6/30/22	1,876	220,578,143	(5,424,393)
3 Month SOFR	9/20/22	57	14,063,858	(4,095)
90 Day Eurodollar	12/19/22	413	101,586,429	(1,082,879)
90 Day Eurodollar	6/19/23	82	20,345,761	(487,411)
90 Day Eurodollar	12/18/23	184	45,424,161	(817,961)
				$(9,985,656)
Short
Euro-Buxl 30 Year Bond	6/08/22	2	$(446,169)	$34,202
3 Month Euribor	6/13/22	55	(15,284,966)	23,075
Japanese Government Bond 10 Year	6/13/22	4	(4,953,479)	34,800
U.S. Treasury Note 10 Year	6/21/22	1,121	(141,450,323)	3,707,448
U.S. Treasury Ultra 10 Year	6/21/22	41	(5,727,337)	173,118
U.S. Treasury Note 2 Year	6/30/22	239	(51,291,864)	642,536
90 Day Eurodollar	3/17/25	91	(22,266,417)	109,054
				$4,724,233

Centrally Cleared Credit Default Swaps - Sell Protection††

Reference Obligation/ Index	Rate Received by Fund	Payment Frequency	Termination Date	Credit Rating	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG Series 38†	1.000%	Quarterly	6/20/27	BBB+**	USD	44,169,000	$698,224	$608,380	$89,844
CDX.NA.HY Series 38†	5.000%	Quarterly	6/20/27	BB**	USD	5,990,000	322,514	306,167	16,347
							$1,020,738	$914,547	$106,191

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
28 Day-MXN-TIIE-Banxico	Monthly	Fixed 7.450%	Monthly	7/18/29	MXN	88,370,000	$(181,444)	$37,243	$(218,687)
3-Month USD LIBOR	Quarterly	Fixed 0.190%	Semi-Annually	6/15/22	USD	15,757,000	(20,941)	(71)	(20,870)
Fixed 3.970%	Maturity	U.S. Consumer Price Index	Maturity	11/18/23	USD	3,530,000	103,012	(19,506)	122,518

The accompanying notes are an integral part of the financial statements.

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Fixed 2.950%	Maturity	U.S. Consumer Price Index	Maturity	10/20/26	USD	3,480,000	$174,212	$(1,826)	$176,038
U.S. Consumer Price Index	Maturity	Fixed 3.370%	Maturity	11/18/26	USD	3,530,000	(99,684)	55,349	(155,033)
Fixed 1.520%	Annually	12-Month USD SOFR	Annually	11/20/26	USD	4,000,000	86,959	(9,570)	96,529
12-Month USD SOFR	Annually	Fixed 1.550%	Annually	3/04/27	USD	3,092,000	(95,394)	(4,801)	(90,593)
Fixed 0.710%	Annually	12-Month USD SOFR	Annually	5/15/27	USD	17,179,000	1,243,273	45,132	1,198,141
Fixed 1.350%	Semi-Annually	3-Month USD LIBOR	Quarterly	2/15/28	USD	2,365,000	142,054	(16,352)	158,406
Fixed 1.130%	Annually	12-Month USD SOFR	Annually	8/15/28	USD	980,000	60,160	6,525	53,635
Fixed 1.220%	Annually	12-Month USD SOFR	Annually	8/15/28	USD	2,942,000	164,802	(190)	164,992
Fixed 1.200%	Annually	12-Month USD SOFR	Annually	11/01/28	USD	2,290,000	134,551	(134)	134,685
Fixed 1.733%	Annually	12-Month USD SOFR	Annually	10/20/31	USD	3,490,000	42,519	13,723	28,796
U.S. Consumer Price Index	Maturity	Fixed 2.770%	Maturity	10/20/31	USD	3,480,000	(196,606)	3,003	(199,609)
Fixed 2.000%	Annually	12-Month USD SOFR	Annually	3/18/32	USD	1,542,000	17,052	10,018	7,034
Fixed 0.560%	Annually	12-Month USD LIBOR	Annually	7/20/45	USD	3,470,000	967,899	78,573	889,326
Fixed 0.740%	Annually	12-Month USD SOFR	Annually	8/19/45	USD	2,400,000	590,991	—	590,991
Fixed 1.729%	Annually	Fed Funds	Annually	2/15/47	USD	1,725,000	108,004	25,406	82,598
Fixed 1.630%	Semi-Annually	3-Month USD LIBOR	Quarterly	2/15/47	USD	594,000	80,233	(2,265)	82,498
Fixed 1.520%	Annually	12-Month USD SOFR	Annually	2/15/47	USD	1,137,000	117,260	(29,926)	147,186
Fixed 1.630%	Annually	12-Month USD SOFR	Annually	5/15/47	USD	580,000	47,419	25,405	22,014
Fixed 1.650%	Annually	12-Month USD SOFR	Annually	8/15/47	USD	226,000	18,162	22,724	(4,562)
Fixed 2.050%	Semi-Annually	3-Month USD LIBOR	Quarterly	6/07/51	USD	614,000	29,569	77	29,492
Fixed 1.671%	Semi-Annually	3-Month USD LIBOR	Quarterly	7/09/51	USD	1,535,000	200,860	(6,841)	207,701
							$3,734,922	$231,696	$3,503,226

*	Contracts are subject to a master netting agreement or similar agreement.
**

Rating is determined by Western Asset Management Company and represents a weighted average of the ratings of all securities included in the underlying index for the credit default swap. Ratings used in the weighted average are from Moody’s Investors Service, Inc., S&P Global Ratings, or Fitch Ratings, whichever is the highest for each constituent. All ratings are as of the report date and do not reflect subsequent changes.

†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.

The accompanying notes are an integral part of the financial statements.

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

††

For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings or Western Asset Management Company’s rating category, as applicable. The reference entity rating represents the creditworthiness of the underlying issuer. As the credit rating declines, the likelihood of payment by the fund increases. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNH	Offshore Chinese Yuan
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
RUB	Russian Ruble
USD	U.S. Dollar
ZAR	South African Rand

The accompanying notes are an integral part of the financial statements.

MassMutual Diversified Value Fund — Portfolio of Investments
March 31, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.5%
COMMON STOCK — 97.6%
Basic Materials — 4.6%
Chemicals — 2.7%
Celanese Corp.	3,700	$528,619
CF Industries Holdings, Inc.	34,099	3,514,243
Dow, Inc.	8,900	567,108
DuPont de Nemours, Inc.	12,200	897,676
Eastman Chemical Co.	4,300	481,858
FMC Corp.	2,900	381,553
Huntsman Corp.	2,600	97,526
International Flavors & Fragrances, Inc.	17,923	2,353,827
LyondellBasell Industries NV Class A	4,000	411,280
The Mosaic Co.	12,100	804,650
Olin Corp.	1,900	99,332
		10,137,672
Forest Products & Paper — 0.7%
International Paper Co.	59,645	2,752,617
Iron & Steel — 0.6%
Nucor Corp.	9,600	1,427,040
Reliance Steel & Aluminum Co.	2,100	385,035
Steel Dynamics, Inc.	6,700	558,981
		2,371,056
Mining — 0.6%
Freeport-McMoRan, Inc.	17,700	880,398
Newmont Corp.	18,800	1,493,660
		2,374,058
		17,635,403
Communications — 5.1%
Advertising — 0.2%
The Interpublic Group of Cos., Inc.	7,100	251,695
Omnicom Group, Inc.	6,800	577,184
		828,879
Internet — 0.4%
eBay, Inc.	22,000	1,259,720
NortonLifeLock, Inc.	13,100	347,412
		1,607,132
Media — 2.9%
Comcast Corp. Class A	186,625	8,737,782
Fox Corp. Class A	10,700	422,115
Nexstar Media Group, Inc. Class A	500	94,240
The Walt Disney Co. (a)	13,260	1,818,742
		11,072,879

	Number of Shares	Value
Telecommunications — 1.6%
Cisco Systems, Inc.	105,200	$5,865,952
		19,374,842
Consumer, Cyclical — 6.0%
Apparel — 0.1%
Capri Holdings Ltd. (a)	3,500	179,865
Ralph Lauren Corp.	600	68,064
Skechers U.S.A., Inc. Class A (a)	3,000	122,280
Tapestry, Inc.	2,700	100,305
		470,514
Auto Manufacturers — 0.7%
Ford Motor Co.	124,700	2,108,677
PACCAR, Inc.	4,200	369,894
		2,478,571
Auto Parts & Equipment — 0.1%
BorgWarner, Inc.	2,700	105,030
Lear Corp.	1,500	213,885
		318,915
Distribution & Wholesale — 0.1%
LKQ Corp.	9,700	440,477
Home Builders — 0.6%
D.R. Horton, Inc.	11,600	864,316
Lennar Corp. Class A	8,800	714,296
NVR, Inc. (a)	80	357,382
PulteGroup, Inc.	8,500	356,150
		2,292,144
Home Furnishing — 0.1%
Whirlpool Corp.	2,000	345,560
Leisure Time — 0.1%
Brunswick Corp.	2,500	202,225
Lodging — 0.4%
Boyd Gaming Corp.	1,300	85,514
Las Vegas Sands Corp. (a)	39,808	1,547,337
		1,632,851
Retail — 3.8%
Advance Auto Parts, Inc.	2,200	455,312
AutoNation, Inc. (a)	2,700	268,866
AutoZone, Inc. (a)	600	1,226,748
Bath & Body Works, Inc.	2,600	124,280
BJ’s Wholesale Club Holdings, Inc. (a)	3,500	236,635
Darden Restaurants, Inc.	1,600	212,720
Dick’s Sporting Goods, Inc. (b)	1,500	150,030
Genuine Parts Co.	4,700	592,294
Lowe’s Cos., Inc.	23,400	4,731,246
Macy’s, Inc.	3,500	85,260
O’Reilly Automotive, Inc. (a)	2,300	1,575,408

The accompanying notes are an integral part of the financial statements.

MassMutual Diversified Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Penske Automotive Group, Inc.	2,100	$196,812
Target Corp.	16,000	3,395,520
Walgreens Boots Alliance, Inc.	21,500	962,555
Williams-Sonoma, Inc.	2,000	290,000
		14,503,686
		22,684,943
Consumer, Non-cyclical — 26.0%
Agriculture — 2.6%
Altria Group, Inc.	46,000	2,403,500
Archer-Daniels-Midland Co.	17,700	1,597,602
Bunge Ltd.	4,400	487,564
Darling Ingredients, Inc. (a)	2,000	160,760
Philip Morris International, Inc.	54,731	5,141,430
		9,790,856
Beverages — 0.0%
Molson Coors Beverage Co. Class B	2,400	128,112
Biotechnology — 1.5%
Amgen, Inc.	6,800	1,644,376
Bio-Rad Laboratories, Inc. Class A (a)	900	506,907
Gilead Sciences, Inc.	29,600	1,759,720
Regeneron Pharmaceuticals, Inc. (a)	2,700	1,885,734
		5,796,737
Commercial Services — 0.5%
AMERCO	700	417,858
Booz Allen Hamilton Holding Corp.	3,200	281,088
Service Corp. International	5,600	368,592
United Rentals, Inc. (a)	1,900	674,899
		1,742,437
Food — 2.7%
Campbell Soup Co.	3,700	164,909
Conagra Brands, Inc.	73,246	2,458,868
General Mills, Inc.	15,100	1,022,572
The J.M. Smucker Co.	2,800	379,148
Kellogg Co.	8,000	515,920
The Kraft Heinz Co.	30,500	1,201,395
The Kroger Co.	18,600	1,067,082
Tyson Foods, Inc. Class A	38,510	3,451,651
		10,261,545
Health Care – Products — 0.7%
Henry Schein, Inc. (a)	3,400	296,446
Hologic, Inc. (a)	5,900	453,238
Medtronic PLC	17,746	1,968,919
		2,718,603
Health Care – Services — 4.7%
Anthem, Inc.	24,036	11,806,964
Centene Corp. (a)	13,700	1,153,403
DaVita, Inc. (a)	3,700	418,507

	Number of Shares	Value
HCA Healthcare, Inc.	10,800	$2,706,696
Laboratory Corp. of America Holdings (a)	3,200	843,712
Quest Diagnostics, Inc.	4,300	588,498
Universal Health Services, Inc. Class B	2,500	362,375
		17,880,155
Household Products & Wares — 0.9%
Kimberly-Clark Corp.	28,066	3,456,609
Pharmaceuticals — 12.4%
AbbVie, Inc.	67,822	10,994,624
AmerisourceBergen Corp.	6,500	1,005,615
Becton Dickinson and Co.	16,557	4,404,162
Bristol-Myers Squibb Co.	25,800	1,884,174
Cardinal Health, Inc.	3,400	192,780
Cigna Corp.	8,600	2,060,646
CVS Health Corp.	58,866	5,957,828
Johnson & Johnson	62,000	10,988,260
McKesson Corp.	5,200	1,591,876
Merck & Co., Inc.	63,100	5,177,355
Sanofi Sponsored ADR	53,915	2,767,996
		47,025,316
		98,800,370
Energy — 6.9%
Energy – Alternate Sources — 0.1%
First Solar, Inc. (a)	2,700	226,098
Oil & Gas — 6.3%
APA Corp.	8,500	351,305
Chevron Corp.	16,538	2,692,883
EOG Resources, Inc.	32,571	3,883,440
Exxon Mobil Corp.	105,600	8,721,504
Marathon Oil Corp.	18,380	461,522
Ovintiv, Inc.	6,200	335,234
TotalEnergies SE (b)	99,473	5,047,134
TotalEnergies SE Sponsored ADR	30,522	1,542,582
Valero Energy Corp.	10,300	1,045,862
		24,081,466
Pipelines — 0.5%
Kinder Morgan, Inc.	56,500	1,068,415
ONEOK, Inc.	10,400	734,552
		1,802,967
		26,110,531
Financial — 25.1%
Banks — 13.3%
Bank of America Corp.	213,300	8,792,226
The Bank of New York Mellon Corp.	22,100	1,096,823
Citizens Financial Group, Inc.	10,600	480,498

The accompanying notes are an integral part of the financial statements.

MassMutual Diversified Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Comerica, Inc.	3,400	$307,462
Commerce Bancshares, Inc.	2,955	211,548
Cullen/Frost Bankers, Inc.	1,400	193,774
East West Bancorp, Inc.	3,500	276,570
Fifth Third Bancorp	78,640	3,384,666
First Horizon Corp.	10,191	239,387
The Goldman Sachs Group, Inc.	14,985	4,946,548
Huntington Bancshares, Inc.	158,558	2,318,118
JP Morgan Chase & Co.	68,800	9,378,816
KeyCorp.	24,300	543,834
M&T Bank Corp.	3,000	508,500
Morgan Stanley	21,600	1,887,840
Northern Trust Corp.	5,100	593,895
Pinnacle Financial Partners, Inc.	800	73,664
The PNC Financial Services Group, Inc.	10,500	1,936,725
Regions Financial Corp.	23,900	532,014
State Street Corp.	19,528	1,701,279
Synovus Financial Corp.	1,600	78,400
Truist Financial Corp.	33,400	1,893,780
US Bancorp	37,300	1,982,495
Wells Fargo & Co.	144,289	6,992,245
Zions Bancorp NA	4,100	268,796
		50,619,903
Diversified Financial Services — 2.2%
Ally Financial, Inc.	9,300	404,364
American Express Co.	19,300	3,609,100
Ameriprise Financial, Inc.	2,900	871,044
Capital One Financial Corp.	11,300	1,483,577
Credit Acceptance Corp. (a) (b)	400	220,148
Discover Financial Services	7,300	804,387
Raymond James Financial, Inc.	5,150	566,037
SEI Investments Co.	3,700	222,777
		8,181,434
Insurance — 8.2%
Aflac, Inc.	17,500	1,126,825
The Allstate Corp.	7,500	1,038,825
American Financial Group, Inc.	2,200	320,364
American International Group, Inc.	84,117	5,280,024
Arch Capital Group Ltd. (a)	10,000	484,200
Assurant, Inc.	1,500	272,745
Chubb Ltd.	26,171	5,597,977
Cincinnati Financial Corp.	4,000	543,840
Equitable Holdings, Inc.	11,000	340,010
Everest Re Group Ltd.	1,200	361,656
Fidelity National Financial, Inc.	7,000	341,880
First American Financial Corp.	2,800	181,496
Globe Life, Inc.	2,400	241,440

	Number of Shares	Value
The Hartford Financial Services Group, Inc.	8,900	$639,109
Lincoln National Corp.	4,800	313,728
Loews Corp.	48,001	3,111,425
Markel Corp. (a)	370	545,839
MetLife, Inc.	64,223	4,513,592
Old Republic International Corp.	5,100	131,937
Principal Financial Group, Inc.	6,800	499,188
Prudential Financial, Inc.	9,800	1,158,066
Reinsurance Group of America, Inc.	800	87,568
RenaissanceRe Holdings Ltd.	1,200	190,212
The Travelers Cos., Inc.	11,700	2,137,941
Voya Financial, Inc.	3,400	225,590
W.R. Berkley Corp.	6,750	449,483
Willis Towers Watson PLC	3,300	779,526
		30,914,486
Real Estate — 0.2%
CBRE Group, Inc. Class A (a)	4,000	366,080
Jones Lang LaSalle, Inc. (a)	1,700	407,082
		773,162
Real Estate Investment Trusts (REITS) — 1.2%
Equity Residential	30,620	2,753,350
Weyerhaeuser Co.	50,631	1,918,915
		4,672,265
		95,161,250
Industrial — 10.2%
Aerospace & Defense — 3.6%
The Boeing Co. (a)	7,832	1,499,828
General Dynamics Corp.	9,100	2,194,738
L3 Harris Technologies, Inc.	21,364	5,308,313
Lockheed Martin Corp.	6,500	2,869,100
Northrop Grumman Corp.	4,100	1,833,602
		13,705,581
Building Materials — 0.2%
Masco Corp.	8,300	423,300
Owens Corning	3,400	311,100
		734,400
Electronics — 0.2%
Arrow Electronics, Inc. (a)	2,300	272,849
Jabil, Inc.	4,800	296,304
Sensata Technologies Holding PLC (a)	3,600	183,060
		752,213
Hand & Machine Tools — 0.1%
Snap-on, Inc.	1,800	369,864
Machinery – Construction & Mining — 0.0%
Oshkosh Corp.	1,600	161,040

The accompanying notes are an integral part of the financial statements.

MassMutual Diversified Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Machinery – Diversified — 0.9%
AGCO Corp.	900	$131,427
Deere & Co.	7,700	3,199,042
		3,330,469
Miscellaneous - Manufacturing — 1.9%
General Electric Co.	61,650	5,640,975
Parker-Hannifin Corp.	3,300	936,408
Textron, Inc.	7,200	535,536
		7,112,919
Packaging & Containers — 0.5%
Amcor PLC	50,000	566,500
Berry Global Group, Inc. (a)	2,900	168,084
Crown Holdings, Inc.	4,300	537,887
Packaging Corp. of America	2,900	452,719
Sealed Air Corp.	4,900	328,104
		2,053,294
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	1,000	199,440
Transportation — 2.7%
C.H. Robinson Worldwide, Inc.	3,000	323,130
Expeditors International of Washington, Inc.	4,100	422,956
Knight-Swift Transportation Holdings, Inc.	4,100	206,886
United Parcel Service, Inc. Class B	42,615	9,139,213
		10,092,185
		38,511,405
Technology — 7.1%
Computers — 1.4%
DXC Technology Co. (a)	2,600	84,838
Genpact Ltd.	6,000	261,060
Hewlett Packard Enterprise Co.	41,300	690,123
HP, Inc.	41,200	1,495,560
International Business Machines Corp.	21,100	2,743,422
Leidos Holdings, Inc.	1,700	183,634
		5,458,637
Semiconductors — 2.2%
Micron Technology, Inc.	13,600	1,059,304
QUALCOMM, Inc.	47,242	7,219,522
		8,278,826
Software — 3.5%
Citrix Systems, Inc.	5,122	516,810
Fiserv, Inc. (a)	7,900	801,060
Microsoft Corp.	13,723	4,230,938
Oracle Corp.	94,000	7,776,620
		13,325,428
		27,062,891

	Number of Shares	Value
Utilities — 6.6%
Electric — 6.2%
Alliant Energy Corp.	6,200	$387,376
Dominion Energy, Inc.	20,100	1,707,897
Duke Energy Corp.	9,300	1,038,438
Edison International	8,900	623,890
Entergy Corp.	5,100	595,425
Evergy, Inc.	5,700	389,538
Eversource Energy	8,100	714,339
Exelon Corp.	31,200	1,486,056
FirstEnergy Corp.	13,500	619,110
NRG Energy, Inc.	5,700	218,652
OGE Energy Corp.	2,400	97,872
Pinnacle West Capital Corp.	1,400	109,340
PPL Corp.	17,700	505,512
Public Service Enterprise Group, Inc.	16,800	1,176,000
Sempra Energy	35,108	5,902,357
The Southern Co.	103,741	7,522,260
Vistra Corp.	11,400	265,050
		23,359,112
Gas — 0.3%
NiSource, Inc.	37,906	1,205,411
Water — 0.1%
Essential Utilities, Inc.	5,500	281,215
		24,845,738

TOTAL COMMON STOCK (Cost $284,505,994)		370,187,373

PREFERRED STOCK — 0.9%
Consumer, Cyclical — 0.4%
Auto Manufacturers — 0.4%
Volkswagen AG 2.560%	8,984	1,553,480
Consumer, Non-cyclical — 0.1%
Pharmaceuticals — 0.1%
Becton Dickinson and Co. Convertible 6.000% (b)	9,376	495,241
Utilities — 0.4%
Electric — 0.2%
Southern Co. Convertible 6.75%	14,685	801,948
Gas — 0.2%
NiSource, Inc. 7.750%	5,436	646,775
		1,448,723

TOTAL PREFERRED STOCK (Cost $3,872,726)		3,497,444

TOTAL EQUITIES (Cost $288,378,720)		373,684,817

The accompanying notes are an integral part of the financial statements.

MassMutual Diversified Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 2.4%
Diversified Financial Services — 2.4%
iShares Russell 1000 Value ETF (b)	18,400	$3,054,032
State Street Navigator Securities Lending Government Money Market Portfolio (c)	5,922,805	5,922,805
		8,976,837

TOTAL MUTUAL FUNDS (Cost $8,936,332)		8,976,837

TOTAL LONG-TERM INVESTMENTS (Cost $297,315,052)		382,661,654

SHORT-TERM INVESTMENTS — 1.4%
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund	104	104

	Principal Amount
Repurchase Agreement — 1.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/22, 0.000%, due 4/01/22 (d)	$5,510,160	5,510,160

TOTAL SHORT-TERM INVESTMENTS (Cost $5,510,264)		5,510,264

TOTAL INVESTMENTS — 102.3% (Cost $302,825,316) (e)		388,171,918

Other Assets/(Liabilities) — (2.3)%		(8,894,261)

NET ASSETS — 100.0%		$379,277,657

Abbreviation Legend

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2022, was $8,231,182 or 2.17% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $2,631,614 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Represents investment of security lending cash collateral. (Note 2).
(d)

Maturity value of $5,510,160. Collateralized by U.S. Government Agency obligations with rates ranging from 0.125% - 0.500%, maturity dates ranging from 4/15/24 - 7/15/24, and an aggregate market value, including accrued interest, of $5,620,557.

(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Fundamental Value Fund — Portfolio of Investments
March 31, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.4%
COMMON STOCK — 98.4%
Basic Materials — 4.9%
Chemicals — 4.9%
Air Products & Chemicals, Inc.	24,639	$6,157,533
Axalta Coating Systems Ltd. (a)	155,866	3,831,186
DuPont de Nemours, Inc.	129,864	9,555,393
Element Solutions, Inc.	137,352	3,008,009
International Flavors & Fragrances, Inc.	44,397	5,830,658
		28,382,779
		28,382,779
Communications — 5.4%
Internet — 2.2%
Alphabet, Inc. Class A (a)	2,971	8,263,391
Meta Platforms, Inc. Class A (a)	12,192	2,711,013
NortonLifeLock, Inc.	69,020	1,830,410
		12,804,814
Media — 1.2%
Altice USA, Inc. Class A (a)	80,365	1,002,955
Comcast Corp. Class A	127,099	5,950,775
		6,953,730
Telecommunications — 2.0%
Cisco Systems, Inc.	111,343	6,208,486
T-Mobile US, Inc. (a)	44,554	5,718,506
		11,926,992
		31,685,536
Consumer, Cyclical — 6.8%
Apparel — 0.3%
Ralph Lauren Corp.	13,472	1,528,264
Distribution & Wholesale — 0.3%
LKQ Corp.	43,647	1,982,010
Entertainment — 0.9%
Marriott Vacations Worldwide Corp.	15,782	2,488,821
SeaWorld Entertainment, Inc. (a)	38,325	2,852,913
		5,341,734
Food Services — 0.4%
Aramark	63,318	2,380,757
Home Furnishing — 0.3%
Sony Group Corp. Sponsored ADR	17,751	1,823,205
Lodging — 0.9%
Las Vegas Sands Corp. (a)	62,414	2,426,032
MGM Resorts International	64,085	2,687,725
		5,113,757
Retail — 3.7%
Advance Auto Parts, Inc.	17,996	3,724,452

	Number of Shares	Value
AutoZone, Inc. (a)	3,416	$6,984,285
Dollar General Corp.	10,510	2,339,841
Kohl’s Corp.	18,271	1,104,665
Lithia Motors, Inc.	6,243	1,873,649
Lowe’s Cos., Inc.	12,731	2,574,081
Restaurant Brands International, Inc.	18,659	1,089,499
The TJX Cos., Inc.	36,899	2,235,342
		21,925,814
		40,095,541
Consumer, Non-cyclical — 27.2%
Agriculture — 1.0%
Altria Group, Inc.	48,575	2,538,044
Philip Morris International, Inc.	33,075	3,107,065
		5,645,109
Beverages — 2.6%
Coca-Cola Europacific Partners PLC	176,260	8,567,999
Keurig Dr Pepper, Inc.	115,900	4,392,610
Molson Coors Beverage Co. Class B	42,074	2,245,910
		15,206,519
Biotechnology — 0.9%
Corteva, Inc.	92,703	5,328,569
Commercial Services — 1.6%
FleetCor Technologies, Inc. (a)	9,343	2,326,968
Global Payments, Inc.	20,634	2,823,556
PROG Holdings, Inc. (a)	27,412	788,643
United Rentals, Inc. (a)	9,085	3,227,083
		9,166,250
Cosmetics & Personal Care — 1.3%
The Procter & Gamble Co.	50,486	7,714,261
Food — 0.4%
US Foods Holding Corp. (a)	62,111	2,337,237
Health Care – Products — 2.4%
Avantor, Inc. (a)	85,392	2,887,957
Envista Holdings Corp. (a)	35,688	1,738,362
Hologic, Inc. (a)	22,102	1,697,876
LivaNova PLC (a)	18,214	1,490,452
Medtronic PLC	58,619	6,503,778
		14,318,425
Health Care – Services — 4.9%
Anthem, Inc.	6,380	3,133,984
Centene Corp. (a)	57,389	4,831,580
Humana, Inc.	7,256	3,157,593
ICON PLC (a)	10,181	2,476,223
UnitedHealth Group, Inc.	29,093	14,836,557
		28,435,937
Pharmaceuticals — 12.1%
AbbVie, Inc.	25,610	4,151,637

The accompanying notes are an integral part of the financial statements.

MassMutual Fundamental Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
AmerisourceBergen Corp.	18,501	$2,862,290
Becton Dickinson and Co.	10,816	2,877,056
Bristol-Myers Squibb Co.	49,084	3,584,605
Cigna Corp.	43,745	10,481,739
CVS Health Corp.	112,772	11,413,654
Johnson & Johnson	72,201	12,796,183
McKesson Corp.	9,196	2,815,172
Merck & Co., Inc.	104,429	8,568,399
Novartis AG Sponsored ADR	28,861	2,532,553
Perrigo Co. PLC	97,058	3,729,939
Sanofi Sponsored ADR	101,377	5,204,695
		71,017,922
		159,170,229
Energy — 9.6%
Oil & Gas — 8.3%
Canadian Natural Resources Ltd. (b)	65,897	4,084,296
Cenovus Energy, Inc.	103,358	1,724,011
ConocoPhillips	96,793	9,679,300
Devon Energy Corp.	25,471	1,506,100
EOG Resources, Inc.	21,947	2,616,741
Hess Corp.	68,143	7,294,027
Marathon Petroleum Corp.	57,986	4,957,803
Phillips 66	71,231	6,153,646
Pioneer Natural Resources Co.	32,936	8,234,988
Valero Energy Corp.	23,694	2,405,889
		48,656,801
Oil & Gas Services — 0.6%
Schlumberger NV	83,464	3,447,898
Pipelines — 0.7%
Enbridge, Inc.	88,969	4,100,581
		56,205,280
Financial — 19.1%
Banks — 8.9%
Bank of America Corp.	118,584	4,888,032
The Goldman Sachs Group, Inc.	9,714	3,206,591
JP Morgan Chase & Co.	99,777	13,601,601
M&T Bank Corp.	15,983	2,709,119
Northern Trust Corp.	45,738	5,326,190
Truist Financial Corp.	63,504	3,600,677
US Bancorp	102,326	5,438,627
Wells Fargo & Co.	271,868	13,174,723
		51,945,560
Diversified Financial Services — 2.8%
AerCap Holdings NV (a)	46,211	2,323,489
American Express Co.	32,340	6,047,580
Capital One Financial Corp.	26,443	3,471,702

	Number of Shares	Value
The Charles Schwab Corp.	53,474	$4,508,393
		16,351,164
Insurance — 5.9%
The Allstate Corp.	42,742	5,920,194
American International Group, Inc.	44,604	2,799,793
Axis Capital Holdings Ltd.	28,307	1,711,724
Berkshire Hathaway, Inc. Class B (a)	27,382	9,663,382
Chubb Ltd.	45,705	9,776,300
Everest Re Group Ltd.	7,535	2,270,898
Willis Towers Watson PLC	10,564	2,495,428
		34,637,719
Real Estate — 0.3%
The Howard Hughes Corp. (a)	16,171	1,675,477
Real Estate Investment Trusts (REITS) — 1.2%
American Campus Communities, Inc.	30,231	1,692,029
Corporate Office Properties Trust	93,103	2,657,160
MGM Growth Properties LLC Class A	38,942	1,507,055
VICI Properties, Inc.	52,407	1,491,503
		7,347,747
		111,957,667
Industrial — 12.8%
Aerospace & Defense — 3.1%
General Dynamics Corp.	32,607	7,864,156
Howmet Aerospace, Inc.	88,790	3,191,113
Raytheon Technologies Corp.	74,920	7,422,324
		18,477,593
Building Materials — 0.9%
CRH PLC Sponsored ADR	39,308	1,574,679
MDU Resources Group, Inc.	27,276	726,905
Mohawk Industries, Inc. (a)	14,037	1,743,395
Owens Corning	12,807	1,171,841
		5,216,820
Electrical Components & Equipment — 0.3%
Emerson Electric Co.	15,781	1,547,327
Electronics — 0.2%
Allegion PLC	11,636	1,277,400
Engineering & Construction — 0.8%
AECOM	38,079	2,924,848
Jacobs Engineering Group, Inc.	11,754	1,619,819
		4,544,667
Hand & Machine Tools — 0.8%
Stanley Black & Decker, Inc.	33,329	4,659,061
Machinery – Construction & Mining — 1.2%
BWX Technologies, Inc.	40,793	2,197,111
Caterpillar, Inc.	10,689	2,381,723

The accompanying notes are an integral part of the financial statements.

MassMutual Fundamental Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Vertiv Holdings Co.	194,922	$2,728,908
		7,307,742
Machinery – Diversified — 3.3%
Deere & Co.	28,218	11,723,450
Dover Corp.	9,470	1,485,843
The Middleby Corp. (a)	8,611	1,411,687
Otis Worldwide Corp.	34,751	2,674,090
Westinghouse Air Brake Technologies Corp.	22,729	2,185,848
		19,480,918
Miscellaneous - Manufacturing — 0.7%
Eaton Corp. PLC	25,412	3,856,525
Transportation — 1.5%
Canadian National Railway Co.	20,519	2,752,419
J.B. Hunt Transport Services, Inc.	14,629	2,937,357
Union Pacific Corp.	10,587	2,892,474
		8,582,250
		74,950,303
Technology — 9.3%
Computers — 1.8%
Cognizant Technology Solutions Corp. Class A	85,395	7,657,370
Leidos Holdings, Inc.	18,475	1,995,669
NetApp, Inc.	13,449	1,116,267
		10,769,306
Semiconductors — 4.8%
Applied Materials, Inc.	23,883	3,147,779
Broadcom, Inc.	5,492	3,458,203
KLA Corp.	4,286	1,568,933
Lam Research Corp.	2,680	1,440,795
Microchip Technology, Inc.	50,406	3,787,507
Micron Technology, Inc.	54,356	4,233,789
NXP Semiconductor NV	8,014	1,483,231
Qorvo, Inc. (a)	18,211	2,259,985
QUALCOMM, Inc.	44,007	6,725,150
		28,105,372
Software — 2.7%
Activision Blizzard, Inc.	28,553	2,287,381
Fidelity National Information Services, Inc.	55,241	5,547,301
Oracle Corp.	64,662	5,349,487
SS&C Technologies Holdings, Inc	34,151	2,562,008
		15,746,177
		54,620,855

	Number of Shares	Value
Utilities — 3.3%
Electric — 3.3%
CenterPoint Energy, Inc.	142,119	$4,354,526
Constellation Energy Corp.	15,298	860,513
Dominion Energy, Inc.	36,367	3,090,104
Entergy Corp.	26,554	3,100,179
Exelon Corp.	45,895	2,185,979
Pinnacle West Capital Corp.	73,298	5,724,574
		19,315,875
		19,315,875

TOTAL COMMON STOCK (Cost $436,286,057)		576,384,065

TOTAL EQUITIES (Cost $436,286,057)		576,384,065

TOTAL LONG-TERM INVESTMENTS (Cost $436,286,057)		576,384,065
	Principal Amount
SHORT-TERM INVESTMENTS — 1.6%
Repurchase Agreement — 1.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/22, 0.000%, due 4/01/22 (c)	$9,111,264	9,111,264

TOTAL SHORT-TERM INVESTMENTS (Cost $9,111,264)		9,111,264

TOTAL INVESTMENTS — 100.0% (Cost $445,397,321) (d)		585,495,329

Other Assets/(Liabilities) — 0.0%		223,139

NET ASSETS — 100.0%		$585,718,468

Abbreviation Legend

ADR	American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

MassMutual Fundamental Value Fund — Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2022, was $2,987,918 or 0.51% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $3,078,292 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)

Maturity value of $9,111,264. Collateralized by U.S. Government Agency obligations with rates ranging from 0.500% - 1.750%, maturity dates ranging from 4/15/24 - 6/30/24, and an aggregate market value, including accrued interest of $9,293,509.

(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MM S&P 500 Index Fund — Portfolio of Investments
March 31, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.7%
COMMON STOCK — 99.7%
Basic Materials — 2.1%
Chemicals — 1.6%
Air Products & Chemicals, Inc.	18,732	$4,681,314
Albemarle Corp.	9,932	2,196,462
Celanese Corp.	9,316	1,330,977
CF Industries Holdings, Inc.	18,280	1,883,937
Dow, Inc.	62,094	3,956,630
DuPont de Nemours, Inc.	43,552	3,204,556
Eastman Chemical Co.	11,119	1,245,995
Ecolab, Inc.	21,170	3,737,775
FMC Corp.	10,767	1,416,614
International Flavors & Fragrances, Inc.	21,426	2,813,877
Linde PLC	43,562	13,915,010
LyondellBasell Industries NV Class A	22,209	2,283,529
The Mosaic Co.	31,109	2,068,748
PPG Industries, Inc.	20,020	2,624,021
The Sherwin-Williams Co.	20,493	5,115,463
		52,474,908
Forest Products & Paper — 0.0%
International Paper Co.	32,990	1,522,488
Iron & Steel — 0.1%
Nucor Corp.	23,141	3,439,910
Mining — 0.4%
Freeport-McMoRan, Inc.	124,830	6,209,044
Newmont Corp.	67,563	5,367,881
		11,576,925
		69,014,231
Communications — 14.3%
Advertising — 0.1%
The Interpublic Group of Cos., Inc.	32,939	1,167,688
Omnicom Group, Inc.	17,783	1,509,421
		2,677,109
Internet — 10.5%
Alphabet, Inc. Class A (a)	25,527	70,999,521
Alphabet, Inc. Class C (a)	23,576	65,847,532
Amazon.com, Inc. (a)	37,140	121,074,543
Booking Holdings, Inc. (a)	3,484	8,182,000
CDW Corp.	11,591	2,073,514
eBay, Inc.	52,920	3,030,199
Etsy, Inc. (a)	10,913	1,356,268
Expedia Group, Inc. (a)	12,683	2,481,683
F5, Inc. (a)	5,235	1,093,853
Match Group, Inc. (a)	24,244	2,636,293
Meta Platforms, Inc. Class A (a)	195,983	43,578,780

	Number of Shares	Value
Netflix, Inc. (a)	37,677	$14,113,427
NortonLifeLock, Inc.	48,612	1,289,190
Twitter, Inc. (a)	67,279	2,603,024
VeriSign, Inc. (a)	8,097	1,801,259
		342,161,086
Media — 1.6%
Charter Communications, Inc. Class A (a)	10,117	5,519,026
Comcast Corp. Class A	384,333	17,994,471
Discovery, Inc. Class A (a)	14,278	355,808
Discovery, Inc. Class C (a)	25,505	636,860
DISH Network Corp. Class A (a)	20,478	648,129
FactSet Research Systems, Inc.	3,232	1,403,173
Fox Corp. Class A	27,047	1,067,004
Fox Corp. Class B	11,917	432,349
News Corp. Class A	32,931	729,421
News Corp. Class B	9,628	216,822
Paramount Global	51,026	1,929,293
The Walt Disney Co. (a)	154,569	21,200,684
		52,133,040
Telecommunications — 2.1%
Arista Networks, Inc. (a)	19,179	2,665,497
AT&T, Inc.	606,118	14,322,568
Cisco Systems, Inc.	358,243	19,975,630
Corning, Inc.	62,884	2,321,048
Juniper Networks, Inc.	27,710	1,029,704
Lumen Technologies, Inc. (b)	78,218	881,517
Motorola Solutions, Inc.	14,246	3,450,381
T-Mobile US, Inc. (a)	49,860	6,399,531
Verizon Communications, Inc.	356,491	18,159,652
		69,205,528
		466,176,763
Consumer, Cyclical — 9.7%
Airlines — 0.2%
Alaska Air Group, Inc. (a)	10,880	631,149
American Airlines Group, Inc. (a) (b)	55,123	1,005,995
Delta Air Lines, Inc. (a)	54,828	2,169,544
Southwest Airlines Co. (a)	50,729	2,323,388
United Airlines Holdings, Inc. (a)	27,562	1,277,774
		7,407,850
Apparel — 0.6%
NIKE, Inc. Class B	108,326	14,576,346
PVH Corp.	6,034	462,265
Ralph Lauren Corp.	3,986	452,172
Tapestry, Inc.	22,756	845,385
Under Armour, Inc. Class A (a)	15,240	259,385
Under Armour, Inc. Class C (a)	17,728	275,848

The accompanying notes are an integral part of the financial statements.

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
VF Corp.	27,153	$1,543,920
		18,415,321
Auto Manufacturers — 2.9%
Cummins, Inc.	12,025	2,466,448
Ford Motor Co.	333,446	5,638,572
General Motors Co. (a)	123,214	5,389,380
PACCAR, Inc.	29,324	2,582,565
Tesla, Inc. (a)	71,055	76,568,868
		92,645,833
Auto Parts & Equipment — 0.1%
Aptiv PLC (a)	22,942	2,746,387
BorgWarner, Inc.	20,659	803,635
		3,550,022
Distribution & Wholesale — 0.3%
Copart, Inc. (a)	18,018	2,260,718
Fastenal Co.	48,645	2,889,513
LKQ Corp.	22,403	1,017,320
Pool Corp.	3,448	1,457,987
W.W. Grainger, Inc.	3,691	1,903,781
		9,529,319
Entertainment — 0.1%
Caesars Entertainment, Inc. (a)	17,898	1,384,589
Live Nation Entertainment, Inc. (a)	11,542	1,357,801
Penn National Gaming, Inc. (a)	14,111	598,589
		3,340,979
Home Builders — 0.2%
D.R. Horton, Inc.	27,648	2,060,053
Lennar Corp. Class A	22,407	1,818,776
NVR, Inc. (a)	277	1,237,434
PulteGroup, Inc.	21,257	890,668
		6,006,931
Home Furnishing — 0.0%
Whirlpool Corp.	5,089	879,277
Housewares — 0.0%
Newell Brands, Inc.	32,493	695,675
Leisure Time — 0.1%
Carnival Corp. (a)	69,761	1,410,567
Norwegian Cruise Line Holdings Ltd. (a) (b)	35,905	785,601
Royal Caribbean Cruises Ltd. (a)	19,207	1,609,163
		3,805,331
Lodging — 0.4%
Hilton Worldwide Holdings, Inc. (a)	23,789	3,609,743
Las Vegas Sands Corp. (a)	29,463	1,145,227
Marriott International, Inc. Class A (a)	23,086	4,057,365
MGM Resorts International	31,429	1,318,132

	Number of Shares	Value
Wynn Resorts Ltd. (a)	8,956	$714,151
		10,844,618
Retail — 4.8%
Advance Auto Parts, Inc.	5,355	1,108,271
AutoZone, Inc. (a)	1,751	3,580,060
Bath & Body Works, Inc.	22,156	1,059,057
Best Buy Co., Inc.	18,144	1,649,290
CarMax, Inc. (a) (b)	13,937	1,344,642
Chipotle Mexican Grill, Inc. (a)	2,388	3,777,888
Costco Wholesale Corp.	37,674	21,694,573
Darden Restaurants, Inc.	10,743	1,428,282
Dollar General Corp.	19,680	4,381,358
Dollar Tree, Inc. (a)	18,985	3,040,448
Domino’s Pizza, Inc.	3,139	1,277,604
Genuine Parts Co.	12,055	1,519,171
The Home Depot, Inc.	88,584	26,515,849
Lowe’s Cos., Inc.	57,145	11,554,148
McDonald’s Corp.	63,328	15,659,748
O’Reilly Automotive, Inc. (a)	5,717	3,915,916
Ross Stores, Inc.	29,900	2,704,754
Starbucks Corp.	97,404	8,860,842
Target Corp.	40,661	8,629,077
The TJX Cos., Inc.	101,161	6,128,333
Tractor Supply Co.	9,719	2,268,123
Ulta Beauty, Inc. (a)	4,620	1,839,776
Walgreens Boots Alliance, Inc.	60,665	2,715,972
Walmart, Inc.	120,107	17,886,334
Yum! Brands, Inc.	24,401	2,892,250
		157,431,766
Toys, Games & Hobbies — 0.0%
Hasbro, Inc.	11,090	908,493
		315,461,415
Consumer, Non-cyclical — 20.1%
Agriculture — 0.8%
Altria Group, Inc.	154,748	8,085,583
Archer-Daniels-Midland Co.	47,435	4,281,483
Philip Morris International, Inc.	131,485	12,351,701
		24,718,767
Beverages — 1.5%
Brown-Forman Corp. Class B	15,730	1,054,225
The Coca-Cola Co.	329,943	20,456,466
Constellation Brands, Inc. Class A	14,014	3,227,704
Molson Coors Beverage Co. Class B	15,872	847,247
Monster Beverage Corp. (a)	31,979	2,555,122
PepsiCo, Inc.	117,391	19,648,906
		47,789,670

The accompanying notes are an integral part of the financial statements.

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Biotechnology — 1.5%
Amgen, Inc.	47,828	$11,565,767
Bio-Rad Laboratories, Inc. Class A (a)	1,851	1,042,539
Biogen, Inc. (a)	12,506	2,633,763
Corteva, Inc.	61,766	3,550,310
Gilead Sciences, Inc.	106,557	6,334,814
Illumina, Inc. (a)	13,227	4,621,514
Incyte Corp. (a)	15,861	1,259,680
Moderna, Inc. (a)	29,949	5,159,015
Regeneron Pharmaceuticals, Inc. (a)	9,068	6,333,272
Vertex Pharmaceuticals, Inc. (a)	21,637	5,646,608
		48,147,282
Commercial Services — 1.8%
Automatic Data Processing, Inc.	35,676	8,117,717
Cintas Corp.	7,515	3,196,806
Equifax, Inc.	10,340	2,451,614
FleetCor Technologies, Inc. (a)	6,932	1,726,484
Gartner, Inc. (a)	7,017	2,087,277
Global Payments, Inc.	24,160	3,306,054
MarketAxess Holdings, Inc.	3,277	1,114,835
Moody’s Corp.	13,736	4,634,664
Nielsen Holdings PLC	30,844	840,191
PayPal Holdings, Inc. (a)	98,885	11,436,050
Quanta Services, Inc.	12,211	1,607,090
Robert Half International, Inc.	9,248	1,055,937
Rollins, Inc.	18,917	663,041
S&P Global, Inc.	30,067	12,332,882
United Rentals, Inc. (a)	6,095	2,165,005
Verisk Analytics, Inc.	13,659	2,931,631
		59,667,278
Cosmetics & Personal Care — 1.3%
Colgate-Palmolive Co.	71,353	5,410,698
The Estee Lauder Cos., Inc. Class A	19,723	5,370,967
The Procter & Gamble Co.	203,343	31,070,811
		41,852,476
Food — 1.0%
Campbell Soup Co.	17,407	775,830
Conagra Brands, Inc.	41,243	1,384,528
General Mills, Inc.	51,288	3,473,223
The Hershey Co.	12,439	2,694,661
Hormel Foods Corp.	23,776	1,225,415
The J.M. Smucker Co.	9,255	1,253,220
Kellogg Co.	21,999	1,418,716
The Kraft Heinz Co.	59,673	2,350,519
The Kroger Co.	56,790	3,258,042
Lamb Weston Holdings, Inc.	12,506	749,234
McCormick & Co., Inc.	21,349	2,130,630
Mondelez International, Inc. Class A	117,792	7,394,982

	Number of Shares	Value
Sysco Corp.	43,060	$3,515,849
Tyson Foods, Inc. Class A	24,577	2,202,836
		33,827,685
Health Care – Products — 3.9%
Abbott Laboratories	150,128	17,769,150
ABIOMED, Inc. (a)	3,926	1,300,448
Align Technology, Inc. (a)	6,185	2,696,660
Baxter International, Inc.	42,443	3,291,030
Bio-Techne Corp.	3,368	1,458,479
Boston Scientific Corp. (a)	120,692	5,345,449
The Cooper Cos., Inc.	4,129	1,724,229
Danaher Corp.	54,044	15,852,727
Edwards Lifesciences Corp. (a)	53,078	6,248,342
Henry Schein, Inc. (a)	11,850	1,033,202
Hologic, Inc. (a)	21,423	1,645,715
IDEXX Laboratories, Inc. (a)	7,179	3,927,344
Intuitive Surgical, Inc. (a)	30,390	9,168,055
Medtronic PLC	114,154	12,665,386
PerkinElmer, Inc.	10,585	1,846,659
ResMed, Inc.	12,339	2,992,331
Steris PLC	8,406	2,032,319
Stryker Corp.	28,541	7,630,436
Teleflex, Inc.	4,032	1,430,675
Thermo Fisher Scientific, Inc.	33,462	19,764,330
Waters Corp. (a)	5,188	1,610,303
West Pharmaceutical Services, Inc.	6,333	2,601,026
Zimmer Biomet Holdings, Inc.	17,896	2,288,898
		126,323,193
Health Care – Services — 2.4%
Anthem, Inc.	20,617	10,127,483
Catalent, Inc. (a)	15,404	1,708,304
Centene Corp. (a)	49,555	4,172,035
Charles River Laboratories International, Inc. (a)	4,255	1,208,292
DaVita, Inc. (a)	5,281	597,334
HCA Healthcare, Inc.	20,290	5,085,080
Humana, Inc.	10,915	4,749,881
IQVIA Holdings, Inc. (a)	16,237	3,754,157
Laboratory Corp. of America Holdings (a)	7,820	2,061,821
Molina Healthcare, Inc. (a)	4,891	1,631,589
Quest Diagnostics, Inc.	10,256	1,403,636
UnitedHealth Group, Inc.	79,957	40,775,671
Universal Health Services, Inc. Class B	6,060	878,397
		78,153,680
Household Products & Wares — 0.2%
Avery Dennison Corp.	7,155	1,244,755

The accompanying notes are an integral part of the financial statements.

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Church & Dwight Co., Inc.	20,435	$2,030,830
The Clorox Co.	10,600	1,473,718
Kimberly-Clark Corp.	28,523	3,512,893
		8,262,196
Pharmaceuticals — 5.7%
AbbVie, Inc.	150,065	24,327,037
AmerisourceBergen Corp.	12,784	1,977,813
Becton Dickinson and Co.	24,197	6,436,402
Bristol-Myers Squibb Co.	185,071	13,515,735
Cardinal Health, Inc.	23,298	1,320,997
Cigna Corp.	27,424	6,571,065
CVS Health Corp.	111,479	11,282,790
Dentsply Sirona, Inc.	18,383	904,811
DexCom, Inc. (a)	8,209	4,199,724
Eli Lilly & Co.	67,396	19,300,193
Johnson & Johnson	223,415	39,595,840
McKesson Corp.	12,733	3,897,953
Merck & Co., Inc.	214,404	17,591,848
Organon & Co.	21,689	757,597
Pfizer, Inc.	476,421	24,664,315
Viatris, Inc.	104,074	1,132,325
Zoetis, Inc.	40,165	7,574,717
		185,051,162
		653,793,389
Energy — 4.0%
Energy – Alternate Sources — 0.1%
Enphase Energy, Inc. (a)	11,389	2,298,072
SolarEdge Technologies, Inc. (a)	4,516	1,455,823
		3,753,895
Oil & Gas — 3.3%
APA Corp.	31,085	1,284,743
Chevron Corp.	163,631	26,644,036
ConocoPhillips	110,565	11,056,500
Coterra Energy, Inc.	68,199	1,839,327
Devon Energy Corp.	53,407	3,157,956
Diamondback Energy, Inc.	14,595	2,000,683
EOG Resources, Inc.	49,679	5,923,227
Exxon Mobil Corp.	359,259	29,671,201
Hess Corp.	23,234	2,486,967
Marathon Oil Corp.	66,835	1,678,227
Marathon Petroleum Corp.	49,106	4,198,563
Occidental Petroleum Corp.	75,310	4,273,089
Phillips 66	39,900	3,446,961
Pioneer Natural Resources Co.	19,281	4,820,828
Valero Energy Corp.	34,680	3,521,407
		106,003,715

	Number of Shares	Value
Oil & Gas Services — 0.3%
Baker Hughes Co.	76,785	$2,795,742
Halliburton Co.	75,681	2,866,040
Schlumberger NV	118,988	4,915,394
		10,577,176
Pipelines — 0.3%
Kinder Morgan, Inc.	165,618	3,131,837
ONEOK, Inc.	38,111	2,691,780
The Williams Cos., Inc.	103,657	3,463,180
		9,286,797
		129,621,583
Financial — 14.8%
Banks — 4.6%
Bank of America Corp.	603,634	24,881,794
The Bank of New York Mellon Corp.	62,661	3,109,865
Citigroup, Inc.	168,496	8,997,686
Citizens Financial Group, Inc.	35,709	1,618,689
Comerica, Inc.	10,984	993,283
Fifth Third Bancorp	58,021	2,497,224
First Republic Bank	15,261	2,473,808
The Goldman Sachs Group, Inc.	28,814	9,511,501
Huntington Bancshares, Inc.	121,278	1,773,084
JP Morgan Chase & Co.	250,910	34,204,051
KeyCorp.	78,825	1,764,104
M&T Bank Corp.	10,812	1,832,634
Morgan Stanley	120,323	10,516,230
Northern Trust Corp.	17,559	2,044,746
The PNC Financial Services Group, Inc.	35,764	6,596,670
Regions Financial Corp.	79,665	1,773,343
Signature Bank	5,250	1,540,823
State Street Corp.	30,858	2,688,349
SVB Financial Group (a)	4,947	2,767,599
Truist Financial Corp.	113,412	6,430,460
US Bancorp	115,020	6,113,313
Wells Fargo & Co.	329,910	15,987,439
Zions Bancorp NA	12,539	822,057
		150,938,752
Diversified Financial Services — 3.7%
American Express Co.	52,201	9,761,587
Ameriprise Financial, Inc.	9,394	2,821,582
BlackRock, Inc.	12,103	9,248,750
Capital One Financial Corp.	35,114	4,610,117
Cboe Global Markets, Inc.	9,059	1,036,531
The Charles Schwab Corp.	127,640	10,761,328
CME Group, Inc.	30,533	7,262,579
Discover Financial Services	24,331	2,681,033
Franklin Resources, Inc.	24,142	674,045

The accompanying notes are an integral part of the financial statements.

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Intercontinental Exchange, Inc.	47,760	$6,310,051
Invesco Ltd.	29,998	691,754
Mastercard, Inc. Class A	73,245	26,176,298
Nasdaq, Inc.	9,807	1,747,607
Raymond James Financial, Inc.	15,647	1,719,762
Synchrony Financial	44,845	1,561,055
T. Rowe Price Group, Inc.	19,416	2,935,505
Visa, Inc. Class A	140,751	31,214,349
		121,213,933
Insurance — 3.8%
Aflac, Inc.	50,571	3,256,267
The Allstate Corp.	23,814	3,298,477
American International Group, Inc.	70,617	4,432,629
Aon PLC Class A	18,252	5,943,399
Arthur J Gallagher & Co.	17,582	3,069,817
Assurant, Inc.	4,830	878,239
Berkshire Hathaway, Inc. Class B (a)	155,412	54,846,449
Brown & Brown, Inc.	19,675	1,421,912
Chubb Ltd.	36,617	7,832,376
Cincinnati Financial Corp.	12,550	1,706,298
Everest Re Group Ltd.	3,265	984,006
Globe Life, Inc.	7,967	801,480
The Hartford Financial Services Group, Inc.	28,446	2,042,707
Lincoln National Corp.	14,179	926,739
Loews Corp.	16,936	1,097,792
Marsh & McLennan Cos., Inc.	42,974	7,323,629
MetLife, Inc.	59,549	4,185,104
Principal Financial Group, Inc.	20,778	1,525,313
The Progressive Corp.	49,705	5,665,873
Prudential Financial, Inc.	32,201	3,805,192
The Travelers Cos., Inc.	20,557	3,756,381
W.R. Berkley Corp.	17,745	1,181,640
Willis Towers Watson PLC	10,292	2,431,176
		122,412,895
Real Estate — 0.1%
CBRE Group, Inc. Class A (a)	28,305	2,590,474
Real Estate Investment Trusts (REITS) — 2.6%
Alexandria Real Estate Equities, Inc.	12,331	2,481,614
American Tower Corp.	38,651	9,709,904
AvalonBay Communities, Inc.	11,769	2,923,066
Boston Properties, Inc.	12,101	1,558,609
Crown Castle International Corp.	36,691	6,773,159
Digital Realty Trust, Inc.	24,208	3,432,694
Duke Realty Corp.	32,101	1,863,784
Equinix, Inc.	7,644	5,668,943
Equity Residential	28,763	2,586,369
Essex Property Trust, Inc.	5,587	1,930,197

	Number of Shares	Value
Extra Space Storage, Inc.	11,341	$2,331,710
Federal Realty Investment Trust	5,814	709,715
Healthpeak Properties, Inc.	45,103	1,548,386
Host Hotels & Resorts, Inc.	61,788	1,200,541
Iron Mountain, Inc. (b)	24,808	1,374,611
Kimco Realty Corp.	51,634	1,275,360
Mid-America Apartment Communities, Inc.	9,759	2,044,022
Prologis, Inc.	62,862	10,150,956
Public Storage	12,977	5,064,664
Realty Income Corp.	47,937	3,322,034
Regency Centers Corp.	13,381	954,600
SBA Communications Corp.	9,163	3,152,988
Simon Property Group, Inc.	27,862	3,665,525
UDR, Inc.	24,982	1,433,217
Ventas, Inc.	34,043	2,102,496
Vornado Realty Trust	13,707	621,201
Welltower, Inc.	36,969	3,554,200
Weyerhaeuser Co.	63,927	2,422,833
		85,857,398
Savings & Loans — 0.0%
People’s United Financial, Inc.	36,870	737,031
		483,750,483
Industrial — 7.6%
Aerospace & Defense — 1.6%
The Boeing Co. (a)	46,482	8,901,303
General Dynamics Corp.	19,592	4,725,199
Howmet Aerospace, Inc.	32,250	1,159,065
L3 Harris Technologies, Inc.	16,567	4,116,403
Lockheed Martin Corp.	20,577	9,082,688
Northrop Grumman Corp.	12,447	5,566,547
Raytheon Technologies Corp.	126,644	12,546,621
Teledyne Technologies, Inc. (a)	3,926	1,855,545
TransDigm Group, Inc. (a)	4,462	2,907,171
		50,860,542
Building Materials — 0.4%
Carrier Global Corp.	72,408	3,321,355
Fortune Brands Home & Security, Inc.	11,385	845,678
Johnson Controls International PLC	59,581	3,906,726
Martin Marietta Materials, Inc.	5,331	2,051,849
Masco Corp.	19,945	1,017,195
Mohawk Industries, Inc. (a)	4,771	592,558
Vulcan Materials Co.	11,147	2,047,704
		13,783,065
Electrical Components & Equipment — 0.3%
AMETEK, Inc.	19,753	2,630,705
Emerson Electric Co.	50,513	4,952,800

The accompanying notes are an integral part of the financial statements.

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Generac Holdings, Inc. (a)	5,378	$1,598,664
		9,182,169
Electronics — 1.0%
Agilent Technologies, Inc.	25,393	3,360,256
Allegion PLC	7,447	817,532
Amphenol Corp. Class A	50,911	3,836,144
Fortive Corp.	30,427	1,853,917
Garmin Ltd.	12,702	1,506,584
Honeywell International, Inc.	58,279	11,339,928
Keysight Technologies, Inc. (a)	15,581	2,461,330
Mettler-Toledo International, Inc. (a)	1,947	2,673,601
TE Connectivity Ltd.	27,693	3,627,229
Trimble, Inc. (a)	21,238	1,532,109
		33,008,630
Engineering & Construction — 0.0%
Jacobs Engineering Group, Inc.	10,840	1,493,860
Environmental Controls — 0.3%
Pentair PLC	13,661	740,563
Republic Services, Inc.	17,697	2,344,852
Waste Management, Inc.	32,636	5,172,806
		8,258,221
Hand & Machine Tools — 0.1%
Snap-on, Inc.	4,576	940,277
Stanley Black & Decker, Inc.	13,718	1,917,639
		2,857,916
Machinery – Construction & Mining — 0.3%
Caterpillar, Inc.	45,941	10,236,574
Machinery – Diversified — 0.7%
Deere & Co.	23,818	9,895,426
Dover Corp.	12,225	1,918,103
IDEX Corp.	6,378	1,222,854
Ingersoll Rand, Inc.	34,346	1,729,321
Nordson Corp.	4,635	1,052,516
Otis Worldwide Corp.	36,113	2,778,895
Rockwell Automation, Inc.	9,829	2,752,415
Westinghouse Air Brake Technologies Corp.	15,995	1,538,239
Xylem, Inc.	15,497	1,321,274
		24,209,043
Miscellaneous - Manufacturing — 1.1%
3M Co.	48,579	7,232,442
A.O. Smith Corp.	11,422	729,752
Eaton Corp. PLC	33,886	5,142,539
General Electric Co.	93,305	8,537,407
Illinois Tool Works, Inc.	24,342	5,097,215
Parker-Hannifin Corp.	10,892	3,090,714
Textron, Inc.	18,886	1,404,741

	Number of Shares	Value
Trane Technologies PLC	19,736	$3,013,687
		34,248,497
Packaging & Containers — 0.2%
Amcor PLC	126,587	1,434,231
Ball Corp.	27,377	2,463,930
Packaging Corp. of America	8,074	1,260,432
Sealed Air Corp.	12,244	819,858
WestRock Co.	22,397	1,053,331
		7,031,782
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	3,432	684,478
Transportation — 1.6%
C.H. Robinson Worldwide, Inc.	11,045	1,189,657
CSX Corp.	188,292	7,051,535
Expeditors International of Washington, Inc.	14,585	1,504,589
FedEx Corp.	20,671	4,783,063
J.B. Hunt Transport Services, Inc.	7,192	1,444,082
Norfolk Southern Corp.	20,353	5,805,083
Old Dominion Freight Line, Inc.	7,846	2,343,443
Union Pacific Corp.	54,050	14,767,000
United Parcel Service, Inc. Class B	61,877	13,270,141
		52,158,593
		248,013,370
Technology — 24.4%
Computers — 8.5%
Accenture PLC Class A	53,647	18,091,378
Apple, Inc.	1,315,999	229,786,585
Cognizant Technology Solutions Corp. Class A	44,644	4,003,227
DXC Technology Co. (a)	20,093	655,635
EPAM Systems, Inc. (a)	4,744	1,407,118
Fortinet, Inc. (a)	11,529	3,939,920
Hewlett Packard Enterprise Co.	108,463	1,812,417
HP, Inc.	91,883	3,335,353
International Business Machines Corp.	76,111	9,895,952
Leidos Holdings, Inc.	11,981	1,294,188
NetApp, Inc.	18,725	1,554,175
Seagate Technology Holdings PLC	16,939	1,522,816
Western Digital Corp. (a)	26,412	1,311,356
		278,610,120
Office & Business Equipment — 0.1%
Zebra Technologies Corp. Class A (a)	4,511	1,866,201
Semiconductors — 5.9%
Advanced Micro Devices, Inc. (a)	138,762	15,172,237
Analog Devices, Inc.	44,632	7,372,314
Applied Materials, Inc.	75,366	9,933,239
Broadcom, Inc.	35,041	22,064,617

The accompanying notes are an integral part of the financial statements.

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Intel Corp.	345,609	$17,128,382
IPG Photonics Corp. (a)	3,140	344,646
KLA Corp.	12,790	4,681,907
Lam Research Corp.	11,839	6,364,765
Microchip Technology, Inc.	47,102	3,539,244
Micron Technology, Inc.	95,023	7,401,341
Monolithic Power Systems, Inc.	3,645	1,770,304
NVIDIA Corp.	212,196	57,899,800
NXP Semiconductor NV	22,460	4,156,897
Qorvo, Inc. (a)	9,287	1,152,517
QUALCOMM, Inc.	95,641	14,615,858
Skyworks Solutions, Inc.	14,040	1,871,251
Teradyne, Inc.	13,875	1,640,441
Texas Instruments, Inc.	78,391	14,383,181
		191,492,941
Software — 9.9%
Activision Blizzard, Inc.	66,049	5,291,185
Adobe, Inc. (a)	40,041	18,243,480
Akamai Technologies, Inc. (a)	13,815	1,649,373
ANSYS, Inc. (a)	7,396	2,349,339
Autodesk, Inc. (a)	18,684	4,004,915
Broadridge Financial Solutions, Inc.	10,057	1,565,975
Cadence Design Systems, Inc. (a)	23,463	3,858,725
Ceridian HCM Holding, Inc. (a)	11,281	771,169
Cerner Corp.	24,733	2,314,020
Citrix Systems, Inc.	10,641	1,073,677
Electronic Arts, Inc.	23,880	3,021,059
Fidelity National Information Services, Inc.	51,694	5,191,112
Fiserv, Inc. (a)	50,452	5,115,833
Intuit, Inc.	24,042	11,560,355
Jack Henry & Associates, Inc.	6,268	1,235,109
Microsoft Corp.	636,325	196,185,361
MSCI, Inc.	6,889	3,464,340
Oracle Corp.	133,742	11,064,476
Paychex, Inc.	27,192	3,710,892
Paycom Software, Inc. (a)	4,071	1,410,113
PTC, Inc. (a)	9,080	978,098
Roper Technologies, Inc.	8,956	4,229,292
salesforce.com, Inc. (a)	83,634	17,757,171
ServiceNow, Inc. (a)	16,998	9,466,016
Synopsys, Inc. (a)	13,064	4,353,839
Take-Two Interactive Software, Inc. (a) (b)	9,663	1,485,590
Tyler Technologies, Inc. (a)	3,522	1,566,903
		322,917,417
		794,886,679

	Number of Shares	Value
Utilities — 2.7%
Electric — 2.5%
AES Corp.	56,062	$1,442,475
Alliant Energy Corp.	21,331	1,332,761
Ameren Corp.	21,639	2,028,873
American Electric Power Co., Inc.	42,515	4,241,722
CenterPoint Energy, Inc.	53,849	1,649,933
CMS Energy Corp.	24,886	1,740,527
Consolidated Edison, Inc.	29,879	2,828,944
Constellation Energy Corp.	28,082	1,579,613
Dominion Energy, Inc.	69,023	5,864,884
DTE Energy Co.	16,462	2,176,441
Duke Energy Corp.	65,497	7,313,395
Edison International	32,499	2,278,180
Entergy Corp.	16,880	1,970,740
Evergy, Inc.	19,526	1,334,407
Eversource Energy	28,917	2,550,190
Exelon Corp.	83,307	3,967,912
FirstEnergy Corp.	48,032	2,202,748
NextEra Energy, Inc.	166,699	14,121,072
NRG Energy, Inc.	21,128	810,470
Pinnacle West Capital Corp.	9,647	753,431
PPL Corp.	64,209	1,833,809
Public Service Enterprise Group, Inc.	42,584	2,980,880
Sempra Energy	26,968	4,533,860
The Southern Co.	90,277	6,545,985
WEC Energy Group, Inc.	26,603	2,655,245
Xcel Energy, Inc.	45,658	3,295,138
		84,033,635
Gas — 0.1%
Atmos Energy Corp.	11,299	1,350,118
NiSource, Inc.	34,043	1,082,567
		2,432,685
Water — 0.1%
American Water Works Co., Inc.	15,405	2,549,989
		89,016,309

TOTAL COMMON STOCK (Cost $1,583,631,032)		3,249,734,222

TOTAL EQUITIES (Cost $1,583,631,032)		3,249,734,222

The accompanying notes are an integral part of the financial statements.

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 0.0%
Diversified Financial Services — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio (c)	264,754	$264,754

TOTAL MUTUAL FUNDS (Cost $264,754)		264,754

TOTAL LONG-TERM INVESTMENTS (Cost $1,583,895,786)		3,249,998,976
	Principal Amount
SHORT-TERM INVESTMENTS — 0.6%
Repurchase Agreement — 0.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/2022, 0.000%, due 4/01/22 (d)	$13,764,122	13,764,122
U.S. Treasury Bill — 0.2%
U.S. Treasury Bill
0.315% 6/30/22 (e) (f)	7,365,000	7,355,517

TOTAL SHORT-TERM INVESTMENTS (Cost $21,123,414)		21,119,639

TOTAL INVESTMENTS — 100.3% (Cost $1,605,019,200) (g)		3,271,118,615

Other Assets/(Liabilities) — (0.3)%		(11,322,597)

NET ASSETS — 100.0%		$3,259,796,018

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2022, was $4,942,851 or 0.15% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $4,803,406 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Represents investment of security lending cash collateral. (Note 2).
(d)

Maturity value of $13,764,122. Collateralized by U.S. Government Agency obligations with a rate of 0.375%, maturity date of 7/15/24, and an aggregate market value, including accrued interest, of $14,039,492.

(e)	The rate shown represents yield-to-maturity.
(f)	All or a portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(g)	See Note 6 for aggregate cost for federal tax purposes.

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
S&P 500 E Mini Index	6/17/22	96	$20,314,459	$1,433,141

The accompanying notes are an integral part of the financial statements.

MassMutual Equity Opportunities Fund — Portfolio of Investments
March 31, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.0%
COMMON STOCK — 98.3%
Basic Materials — 7.1%
Chemicals — 6.5%
CF Industries Holdings, Inc.	52,700	$5,431,262
Ecolab, Inc.	124,576	21,995,138
International Flavors & Fragrances, Inc.	27,100	3,559,043
Linde PLC	53,706	17,155,308
		48,140,751
Forest Products & Paper — 0.6%
International Paper Co.	91,500	4,222,725
		52,363,476
Communications — 1.1%
Media — 1.1%
Comcast Corp. Class A	109,500	5,126,790
The Walt Disney Co. (a)	20,950	2,873,502
		8,000,292
Consumer, Cyclical — 9.6%
Apparel — 3.0%
NIKE, Inc. Class B	163,778	22,037,967
Lodging — 0.3%
Las Vegas Sands Corp. (a)	62,100	2,413,827
Retail — 6.3%
McDonald’s Corp.	80,963	20,020,531
The TJX Cos., Inc.	440,133	26,663,257
		46,683,788
		71,135,582
Consumer, Non-cyclical — 34.6%
Agriculture — 0.3%
Philip Morris International, Inc.	24,200	2,273,348
Beverages — 5.6%
The Coca-Cola Co.	259,497	16,088,814
PepsiCo, Inc.	152,245	25,482,768
		41,571,582
Cosmetics & Personal Care — 6.3%
Colgate-Palmolive Co.	317,096	24,045,390
The Procter & Gamble Co.	147,107	22,477,949
		46,523,339
Food — 1.1%
Conagra Brands, Inc.	107,500	3,608,775
Tyson Foods, Inc. Class A	47,900	4,293,277
		7,902,052
Health Care – Products — 9.0%
Baxter International, Inc.	203,183	15,754,810
Danaher Corp.	31,879	9,351,067

	Number of Shares	Value
Medtronic PLC	206,420	$22,902,299
Stryker Corp.	69,128	18,481,371
		66,489,547
Health Care – Services — 5.5%
Anthem, Inc.	24,730	12,147,871
UnitedHealth Group, Inc.	55,157	28,128,415
		40,276,286
Household Products & Wares — 0.6%
Kimberly-Clark Corp.	37,100	4,569,236
Pharmaceuticals — 6.2%
AbbVie, Inc.	40,100	6,500,611
Becton Dickinson and Co.	25,650	6,822,900
CVS Health Corp.	41,800	4,230,578
Johnson & Johnson	135,975	24,098,849
Sanofi Sponsored ADR	84,500	4,338,230
		45,991,168
		255,596,558
Energy — 1.7%
Oil & Gas — 1.7%
EOG Resources, Inc.	21,400	2,551,522
TotalEnergies SE (b)	154,400	7,834,061
TotalEnergies SE Sponsored ADR	46,750	2,362,745
		12,748,328
Financial — 21.3%
Banks — 3.3%
Fifth Third Bancorp	93,750	4,035,000
The Goldman Sachs Group, Inc.	9,950	3,284,495
Huntington Bancshares, Inc.	245,000	3,581,900
State Street Corp.	29,800	2,596,176
Wells Fargo & Co.	220,000	10,661,200
		24,158,771
Diversified Financial Services — 6.2%
American Express Co.	105,043	19,643,041
Visa, Inc. Class A	117,492	26,056,201
		45,699,242
Insurance — 9.6%
American International Group, Inc.	131,100	8,229,147
Chubb Ltd.	135,052	28,887,623
Loews Corp.	62,250	4,035,045
Marsh & McLennan Cos., Inc.	148,549	25,315,721
MetLife, Inc.	63,000	4,427,640
		70,895,176
Real Estate Investment Trusts (REITS) — 2.2%
American Tower Corp.	37,538	9,430,296
Equity Residential	47,550	4,275,696

The accompanying notes are an integral part of the financial statements.

MassMutual Equity Opportunities Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Weyerhaeuser Co.	78,800	$2,986,520
		16,692,512
		157,445,701
Industrial — 14.4%
Aerospace & Defense — 6.1%
The Boeing Co. (a)	12,400	2,374,600
L3 Harris Technologies, Inc.	25,200	6,261,444
Lockheed Martin Corp.	24,663	10,886,248
Northrop Grumman Corp.	57,231	25,594,848
		45,117,140
Electronics — 3.4%
Honeywell International, Inc.	129,752	25,247,144
Miscellaneous - Manufacturing — 1.2%
General Electric Co.	94,350	8,633,025
Transportation — 3.7%
Union Pacific Corp.	68,884	18,819,798
United Parcel Service, Inc. Class B	39,400	8,449,724
		27,269,522
		106,266,831
Technology — 5.8%
Computers — 1.4%
Accenture PLC Class A	31,589	10,652,758
Semiconductors — 1.1%
QUALCOMM, Inc.	52,200	7,977,204
Software — 3.3%
Citrix Systems, Inc.	7,900	797,110
Microsoft Corp.	76,302	23,524,670
		24,321,780
		42,951,742
Utilities — 2.7%
Electric — 2.4%
Sempra Energy	54,350	9,137,322
The Southern Co.	119,750	8,683,073
		17,820,395
Gas — 0.3%
NiSource, Inc.	58,750	1,868,249
		19,688,644

TOTAL COMMON STOCK (Cost $563,803,209)		726,197,154

	Number of Shares	Value
PREFERRED STOCK — 0.7%
Consumer, Cyclical — 0.3%
Auto Manufacturers — 0.3%
Volkswagen AG 2.560%	13,900	$2,403,537
Consumer, Non-cyclical — 0.1%
Pharmaceuticals — 0.1%
Becton Dickinson and Co. Convertible 6.000% (b)	14,700	776,454
Utilities — 0.3%
Electric — 0.2%
Southern Co. Convertible 6.75%	23,100	1,261,491
Gas — 0.1%
NiSource, Inc. 7.750%	8,204	976,112
		2,237,603

TOTAL PREFERRED STOCK (Cost $5,989,632)		5,417,594

TOTAL EQUITIES (Cost $569,792,841)		731,614,748

MUTUAL FUNDS — 1.2%
Diversified Financial Services — 1.2%
State Street Navigator Securities Lending Government Money Market Portfolio (c)	8,783,482	8,783,482
		8,783,482
TOTAL MUTUAL FUNDS (Cost $8,783,482)		8,783,482

TOTAL LONG-TERM INVESTMENTS (Cost $578,576,323)		740,398,230

The accompanying notes are an integral part of the financial statements.

MassMutual Equity Opportunities Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
SHORT-TERM INVESTMENTS — 1.1%
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund	156	$156

	Principal Amount
Repurchase Agreement — 1.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/22, 0.000%, due 4/01/22 (d)	$8,133,590	8,133,590

TOTAL SHORT-TERM INVESTMENTS (Cost $8,133,746)		8,133,746

TOTAL INVESTMENTS — 101.3% (Cost $586,710,069) (e)		748,531,976

Other Assets/(Liabilities) — (1.3)%		(9,691,260)

NET ASSETS — 100.0%		$738,840,716

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2022, was $8,480,626 or 1.15% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $107,452 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Represents investment of security lending cash collateral. (Note 2).
(d)

Maturity value of $8,133,590. Collateralized by U.S. Government Agency obligations with a rate of 0.500%, maturity date of 4/15/24, and an aggregate market value, including accrued interest, of $8,296,325.

(e)	See Note 6 for aggregate cost for federal tax purposes.

Country weightings, as a percentage of net assets, is as follows:

United States	87.1%
Ireland	6.9%
Switzerland	3.9%
France	2.0%
Germany	0.3%
Total Long-Term Investments	100.2%
Short-Term Investments and Other Assets and Liabilities	(0.2)%
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MassMutual Fundamental Growth Fund — Portfolio of Investments
March 31, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.9%
COMMON STOCK — 99.9%
Basic Materials — 0.7%
Chemicals — 0.7%
Celanese Corp.	2,110	$301,456
Communications — 11.9%
Internet — 10.4%
CDW Corp.	5,079	908,582
Etsy, Inc. (a)	2,400	298,272
Expedia Group, Inc. (a)	1,430	279,808
Match Group, Inc. (a)	7,803	848,498
Palo Alto Networks, Inc. (a)	2,673	1,663,969
Zendesk, Inc. (a)	5,240	630,320
		4,629,449
Telecommunications — 1.5%
Ciena Corp. (a)	4,530	274,654
Nice Ltd. Sponsored ADR (a) (b)	1,740	381,060
		655,714
		5,285,163
Consumer, Cyclical — 13.2%
Apparel — 1.0%
Tapestry, Inc.	11,850	440,227
Distribution & Wholesale — 2.2%
Copart, Inc. (a)	3,500	439,145
WESCO International, Inc. (a)	4,070	529,670
		968,815
Entertainment — 1.6%
Live Nation Entertainment, Inc. (a)	3,490	410,564
Vail Resorts, Inc.	1,120	291,502
		702,066
Lodging — 2.7%
Hilton Worldwide Holdings, Inc. (a)	7,913	1,200,719
Retail — 5.7%
Freshpet, Inc. (a)	5,356	549,740
Lululemon Athletica, Inc. (a)	2,402	877,282
Ulta Beauty, Inc. (a)	1,270	505,739
Wingstop, Inc.	5,382	631,578
		2,564,339
		5,876,166
Consumer, Non-cyclical — 31.6%
Biotechnology — 3.4%
Horizon Therapeutics PLC (a)	4,290	451,351
Rocket Pharmaceuticals, Inc. (a)	4,530	71,846
Seagen, Inc. (a)	6,702	965,423
		1,488,620

	Number of Shares	Value
Commercial Services — 13.4%
Chegg, Inc. (a) (b)	22,497	$816,191
Gartner, Inc. (a)	4,859	1,445,358
Global Payments, Inc.	3,710	507,676
MarketAxess Holdings, Inc.	1,580	537,516
Shift4 Payments, Inc. Class A (a)	13,591	841,691
TransUnion	17,630	1,821,884
		5,970,316
Health Care – Products — 7.3%
Align Technology, Inc. (a)	1,546	674,056
Avantor, Inc. (a)	8,800	297,616
The Cooper Cos., Inc.	1,035	432,206
IDEXX Laboratories, Inc. (a)	1,063	581,525
Insulet Corp. (a)	1,240	330,323
Omnicell, Inc. (a)	7,157	926,760
		3,242,486
Health Care – Services — 5.3%
ICON PLC (a)	8,199	1,994,161
Quest Diagnostics, Inc.	2,710	370,890
		2,365,051
Pharmaceuticals — 2.2%
Ascendis Pharma A/S ADR (a)	3,260	382,594
DexCom, Inc. (a)	1,160	593,456
		976,050
		14,042,523
Energy — 1.0%
Oil & Gas — 1.0%
Devon Energy Corp.	7,450	440,518
Financial — 7.0%
Banks — 0.8%
First Republic Bank	2,200	356,620
Diversified Financial Services — 3.5%
Hamilton Lane, Inc. Class A	10,427	805,903
LPL Financial Holdings, Inc.	2,400	438,432
Tradeweb Markets, Inc. Class A	3,250	285,578
		1,529,913
Insurance — 1.0%
Arthur J Gallagher & Co.	2,530	441,738
Real Estate Investment Trusts (REITS) — 1.7%
Douglas Emmett, Inc.	7,190	240,290
Essex Property Trust, Inc.	1,480	511,310
		751,600
		3,079,871
Industrial — 10.1%
Aerospace & Defense — 3.7%
Hexcel Corp.	12,300	731,481

The accompanying notes are an integral part of the financial statements.

MassMutual Fundamental Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Teledyne Technologies, Inc. (a)	845	$399,372
TransDigm Group, Inc. (a)	774	504,292
		1,635,145
Building Materials — 1.5%
Fortune Brands Home & Security, Inc.	9,155	680,033
Electrical Components & Equipment — 0.9%
AMETEK, Inc.	2,840	378,231
Environmental Controls — 0.8%
Waste Connections, Inc.	2,700	377,190
Machinery – Construction & Mining — 1.5%
BWX Technologies, Inc.	12,209	657,577
Machinery – Diversified — 1.7%
IDEX Corp.	1,580	302,934
Rockwell Automation, Inc.	1,635	457,849
		760,783
		4,488,959
Technology — 24.4%
Computers — 6.3%
Cognizant Technology Solutions Corp. Class A	2,420	217,001
EPAM Systems, Inc. (a)	250	74,153
Fortinet, Inc. (a)	2,400	820,176
NetApp, Inc.	4,730	392,590
Varonis Systems, Inc. (a)	20,026	952,036
Zscaler, Inc. (a)	1,400	337,792
		2,793,748
Semiconductors — 6.2%
Advanced Micro Devices, Inc. (a)	2,900	317,086
KLA Corp.	1,810	662,569
Microchip Technology, Inc.	6,660	500,432
ON Semiconductor Corp. (a)	4,850	303,659
Synaptics, Inc. (a)	3,188	636,006
Teradyne, Inc.	2,750	325,132
		2,744,884
Software — 11.9%
Avalara, Inc. (a)	8,953	890,913
Ceridian HCM Holding, Inc. (a)	11,600	792,976
Electronic Arts, Inc.	900	113,859
HubSpot, Inc. (a)	749	355,730
Lightspeed Commerce, Inc. (a) (b)	13,280	404,642
MongoDB, Inc. (a)	940	416,975
MSCI, Inc.	680	341,958
Nutanix, Inc. Class A (a)	11,430	306,553
Splunk, Inc. (a)	2,820	419,080

	Number of Shares	Value
ZoomInfo Technologies, Inc. (a)	20,992	$1,254,062
		5,296,748
		10,835,380

TOTAL COMMON STOCK (Cost $43,338,742)		44,350,036

TOTAL EQUITIES (Cost $43,338,742)		44,350,036

MUTUAL FUNDS — 0.5%
Diversified Financial Services — 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio (c)	231,250	231,250

TOTAL MUTUAL FUNDS (Cost $231,250)		231,250

TOTAL LONG-TERM INVESTMENTS (Cost $43,569,992)		44,581,286
	Principal Amount
SHORT-TERM INVESTMENTS — 0.9%
Repurchase Agreement — 0.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/22, 0.000%, due 4/01/22 (d)	$387,596	387,596

TOTAL SHORT-TERM INVESTMENTS (Cost $387,596)		387,596

TOTAL INVESTMENTS — 101.3% (Cost $43,957,588) (e)		44,968,882

Other Assets/(Liabilities) — (1.3)%		(573,759)

NET ASSETS — 100.0%		$44,395,123

Abbreviation Legend

ADR	American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

MassMutual Fundamental Growth Fund — Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2022, was $1,408,452 or 3.17% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $1,213,147 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Represents investment of security lending cash collateral. (Note 2).
(d)

Maturity value of $387,596. Collateralized by U.S. Government Agency obligations with rates ranging from 0.375% - 0.500%, maturity dates ranging from 4/15/24 - 9/15/24, and an aggregate market value, including accrued interest, of $395,511.

(e)	See Note 6 for aggregate cost for federal tax purposes.

Country weightings, as a percentage of net assets, is as follows:

United States	91.4%
Ireland	5.5%
Canada	1.7%
Denmark	0.9%
Israel	0.9%
Total Long-Term Investments	100.4%
Short-Term Investments and Other Assets and Liabilities	(0.4)%
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MassMutual Blue Chip Growth Fund — Portfolio of Investments
March 31, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.5%
COMMON STOCK — 99.4%
Basic Materials — 0.2%
Chemicals — 0.2%
Linde PLC	17,703	$5,654,869
The Sherwin-Williams Co.	4,427	1,105,068
		6,759,937
		6,759,937
Communications — 32.4%
Internet — 29.7%
Alibaba Group Holding Ltd. Sponsored ADR (a)	183,819	19,999,507
Alphabet, Inc. Class A (a)	42,996	119,586,925
Alphabet, Inc. Class C (a)	90,166	251,832,736
Amazon.com, Inc. (a)	105,676	344,498,476
Booking Holdings, Inc. (a)	4,633	10,880,369
DoorDash, Inc., Class A (a)	113,419	13,291,573
JD.COM, Inc., Class A, Lockup Shares (Acquired 1/20/22, Cost $350,651)) (a) (b) (c)	9,614	267,495
Meta Platforms, Inc. Class A (a)	803,847	178,743,419
Netflix, Inc. (a)	167,375	62,697,001
Opendoor Technologies, Inc. (a) (d)	335,690	2,903,718
Pinterest, Inc. Class A (a)	205,335	5,053,294
Sea Ltd. ADR (a)	177,387	21,249,189
Shopify, Inc. Class A (a)	54,710	36,981,772
Snap, Inc. Class A (a)	624,649	22,481,117
Spotify Technology SA (a)	31,705	4,788,089
Tencent Holdings Ltd.	196,300	9,260,529
		1,104,515,209
Media — 2.6%
FactSet Research Systems, Inc.	67,776	29,424,950
The Walt Disney Co. (a)	476,710	65,385,544
		94,810,494
Telecommunications — 0.1%
Cisco Systems, Inc.	—	—
T-Mobile US, Inc. (a)	39,706	5,096,265
		5,096,265
		1,204,421,968
Consumer, Cyclical — 8.4%
Apparel — 0.4%
NIKE, Inc. Class B	112,349	15,117,682
Auto Manufacturers — 4.0%
Rivian Automotive, Inc. Class A (a)	97,857	4,916,336
Rivian Automotive, Inc., Lockup Shares (Acquired 1/19/21-11/18/21, Cost $12,901,166) (a) (b) (c)	265,643	12,678,609

	Number of Shares	Value
Tesla, Inc. (a)	122,026	$131,495,217
		149,090,162
Retail — 4.0%
Carvana Co. (a) (d)	112,038	13,365,013
Chipotle Mexican Grill, Inc. (a)	9,638	15,247,605
Dollar General Corp.	64,648	14,392,584
Lululemon Athletica, Inc. (a)	45,892	16,761,135
Ross Stores, Inc.	153,392	13,875,840
Starbucks Corp.	431,468	39,250,644
The TJX Cos., Inc.	52,257	3,165,729
Yum China Holdings, Inc.	226,551	9,410,929
Yum! Brands, Inc.	179,424	21,267,127
		146,736,606
		310,944,450
Consumer, Non-cyclical — 17.4%
Beverages — 1.3%
Monster Beverage Corp. (a)	596,483	47,658,992
Biotechnology — 4.1%
Illumina, Inc. (a)	117,315	40,989,861
Regeneron Pharmaceuticals, Inc. (a)	77,275	53,970,405
Vertex Pharmaceuticals, Inc. (a)	220,839	57,632,354
		152,592,620
Commercial Services — 2.8%
Adyen NV (a)	142,318	2,813,627
Affirm Holdings, Inc. (a) (d)	71,534	3,310,594
Ant International Co. Ltd., Class C (Acquired 6/07/18, Cost $3,358,253) (a) (b) (c) (e)	881,113	2,511,172
Block, Inc. (a)	275,486	37,355,902
Cintas Corp.	6,206	2,639,970
PayPal Holdings, Inc. (a)	337,078	38,983,071
S&P Global, Inc.	32,780	13,445,700
TransUnion	35,125	3,629,817
		104,689,853
Health Care – Products — 3.2%
Align Technology, Inc. (a)	9,352	4,077,472
Danaher Corp.	83,183	24,400,070
Intuitive Surgical, Inc. (a)	182,249	54,980,878
Stryker Corp.	61,794	16,520,626
Teleflex, Inc.	15,411	5,468,285
Thermo Fisher Scientific, Inc.	22,045	13,020,879
		118,468,210
Health Care – Services — 1.7%
HCA Healthcare, Inc.	44,085	11,048,582
Humana, Inc.	17,463	7,599,374
UnitedHealth Group, Inc.	90,868	46,339,954
		64,987,910

The accompanying notes are an integral part of the financial statements.

MassMutual Blue Chip Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Pharmaceuticals — 4.3%
AstraZeneca PLC Sponsored ADR	79,990	$5,306,537
Eli Lilly & Co.	94,812	27,151,312
Novartis AG Sponsored ADR (d)	569,227	49,949,669
Novo Nordisk A/S Sponsored ADR	181,992	20,210,212
Roche Holding AG Sponsored ADR	914,056	45,163,507
Zoetis, Inc.	60,913	11,487,583
		159,268,820
		647,666,405
Financial — 7.0%
Banks — 0.5%
The Goldman Sachs Group, Inc.	59,107	19,511,221
Diversified Financial Services — 6.2%
The Charles Schwab Corp.	129,615	10,927,840
Mastercard, Inc. Class A	120,002	42,886,315
SEI Investments Co.	389,232	23,435,659
Visa, Inc. Class A	690,571	153,147,931
		230,397,745
Insurance — 0.3%
Chubb Ltd.	34,015	7,275,808
Marsh & McLennan Cos., Inc.	25,592	4,361,389
		11,637,197
		261,546,163
Industrial — 4.3%
Aerospace & Defense — 2.1%
The Boeing Co. (a)	405,600	77,672,400
Electronics — 0.1%
TE Connectivity Ltd.	27,458	3,596,449
Machinery – Diversified — 1.3%
Deere & Co.	115,947	48,171,341
Miscellaneous - Manufacturing — 0.1%
General Electric Co.	61,596	5,636,034
Transportation — 0.7%
Expeditors International of Washington, Inc.	257,189	26,531,617
		161,607,841
Technology — 29.7%
Computers — 4.1%
Apple, Inc.	785,605	137,174,489
Crowdstrike Holdings, Inc. Class A (a)	11,733	2,664,330
Fortinet, Inc. (a)	41,283	14,108,052
		153,946,871
Semiconductors — 8.1%
Advanced Micro Devices, Inc. (a)	205,018	22,416,668
ASML Holding NV	25,148	16,797,104
Marvell Technology, Inc.	132,801	9,523,160
Monolithic Power Systems, Inc.	15,519	7,537,268

	Number of Shares	Value
NVIDIA Corp.	698,786	$190,670,748
QUALCOMM, Inc.	236,509	36,143,305
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	63,909	6,663,152
Texas Instruments, Inc.	54,771	10,049,383
		299,800,788
Software — 17.5%
Atlassian Corp. PLC Class A (a)	43,244	12,706,384
Autodesk, Inc. (a)	261,920	56,142,552
Bill.com Holdings, Inc. (a)	54,898	12,450,317
Canva, Inc. (Acquired 8/16/21, Cost $2,302,739) (a) (b) (c) (e)	1,351	1,844,115
Confluent, Inc. Class A (a)	68,200	2,796,200
Datadog, Inc. Class A (a)	32,118	4,864,913
DocuSign, Inc. (a)	45,921	4,919,057
Gusto, Inc. (Acquired 4/10/21, Cost $765,943) (a) (b) (c) (e)	26,606	764,985
HashiCorp, Inc. Class A (a) (d)	18,050	974,700
Intuit, Inc.	70,029	33,672,744
Microsoft Corp.	826,627	254,857,370
MongoDB, Inc. (a)	29,930	13,276,649
MSCI, Inc.	5,409	2,720,078
Oracle Corp.	887,052	73,385,812
Paycom Software, Inc. (a)	3,952	1,368,894
Roper Technologies, Inc.	22,007	10,392,366
salesforce.com, Inc. (a)	279,478	59,338,769
ServiceNow, Inc. (a)	84,563	47,092,289
Snowflake, Inc. Class A (a)	21,813	4,998,013
Synopsys, Inc. (a)	65,736	21,907,837
Twilio, Inc. Class A (a)	12,433	2,049,083
Veeva Systems, Inc. Class A (a)	23,522	4,997,485
Workday, Inc. Class A (a)	95,526	22,874,656
		650,395,268
		1,104,142,927

TOTAL COMMON STOCK (Cost $2,232,325,592)		3,697,089,691

PREFERRED STOCK — 0.1%
Technology — 0.1%
Software — 0.1%
Canva, Inc., Series A (Acquired 11/04/21-12/17/21, Cost $144,893) (a) (b) (c) (e)	85	116,025
Canva, Inc., Series A-3 (Acquired 11/04/21-12/17/21, Cost $17,043) (a) (b) (c) (e)	10	13,650

The accompanying notes are an integral part of the financial statements.

MassMutual Blue Chip Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Databricks, Inc., Series G (Acquired 2/01/21, Cost $815,183) (a) (b) (c) (e)	4,596	$762,384
Databricks, Inc., Series H (Acquired 8/31/21, Cost $2,202,319) (a) (b) (c) (e)	9,990	1,657,141
Gusto, Inc., Series E (Acquired 7/13/21, Cost $1,117,484) (a) (b) (c) (e)	36,765	1,117,484
		3,666,684

TOTAL PREFERRED STOCK (Cost $4,296,923)		3,666,684

TOTAL EQUITIES (Cost $2,236,622,515)		3,700,756,375

MUTUAL FUNDS — 0.1%
Diversified Financial Services — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio (f)	3,359,023	3,359,023

TOTAL MUTUAL FUNDS (Cost $3,359,023)		3,359,023

TOTAL LONG-TERM INVESTMENTS (Cost $2,239,981,538)		3,704,115,398

	Number of Shares	Value
SHORT-TERM INVESTMENTS — 0.7%
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund	100	$100
	Principal Amount
Repurchase Agreement — 0.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/22, 0.000%, due 4/01/22 (g)	$24,331,806	24,331,806

TOTAL SHORT-TERM INVESTMENTS (Cost $24,331,906)		24,331,906

TOTAL INVESTMENTS — 100.3% (Cost $2,264,313,444) (h)		3,728,447,304

Other Assets/(Liabilities) — (0.3)%		(9,332,820)

NET ASSETS — 100.0%		$3,719,114,484

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2022, these securities amounted to a value of $21,733,060 or 0.58% of net assets.

(c)

Restricted security. Certain securities are restricted as to resale. At March 31, 2022, these securities amounted to a value of $21,733,060 or 0.58% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(d)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2022, was $21,556,672 or 0.58% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $18,848,698 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(e)	Investment was valued using significant unobservable inputs.
(f)	Represents investment of security lending cash collateral. (Note 2).
(g)

Maturity value of $24,331,806. Collateralized by U.S. Government Agency obligations with rates ranging from 0.500% - 1.750%, maturity dates ranging from 4/15/24 - 6/30/24, and an aggregate market value, including accrued interest, of $24,818,590.

(h)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Growth Opportunities Fund — Portfolio of Investments
March 31, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.9%
COMMON STOCK — 97.9%
Communications — 30.0%
Internet — 27.0%
Airbnb, Inc. Class A (a)	46,557	$7,996,630
Amazon.com, Inc. (a)	9,880	32,208,306
DoorDash, Inc., Class A (a)	31,022	3,635,468
Fiverr International Ltd. (a) (b)	15,325	1,165,773
Match Group, Inc. (a)	120,321	13,083,705
Meta Platforms, Inc. Class A (a)	18,260	4,060,294
Netflix, Inc. (a)	23,102	8,653,778
Sea Ltd. ADR (a)	78,301	9,379,677
Shopify, Inc. Class A (a)	7,072	4,780,389
Uber Technologies, Inc. (a)	440,850	15,729,528
		100,693,548
Media — 3.0%
Charter Communications, Inc. Class A (a)	20,788	11,340,270
		112,033,818
Consumer, Cyclical — 3.7%
Apparel — 1.8%
NIKE, Inc. Class B	49,677	6,684,537
Entertainment — 1.1%
Warner Music Group Corp. Class A	109,597	4,148,247
Retail — 0.8%
Floor & Decor Holdings, Inc. Class A (a)	39,028	3,161,268
		13,994,052
Consumer, Non-cyclical — 20.6%
Commercial Services — 4.5%
Block, Inc. (a)	86,054	11,668,922
CoStar Group, Inc. (a)	79,080	5,267,519
		16,936,441
Health Care – Products — 9.4%
10X Genomics, Inc. Class A (a) (b)	79,390	6,039,197
Align Technology, Inc. (a)	20,518	8,945,848
Edwards Lifesciences Corp. (a)	116,954	13,767,825
Intuitive Surgical, Inc. (a)	20,593	6,212,496
		34,965,366
Health Care – Services — 2.0%
Catalent, Inc. (a)	67,521	7,488,079
Pharmaceuticals — 4.7%
DexCom, Inc. (a)	19,699	10,078,008
Sarepta Therapeutics, Inc. (a)	43,942	3,432,749
Zoetis, Inc.	21,377	4,031,489
		17,542,246
		76,932,132

	Number of Shares	Value
Financial — 10.8%
Diversified Financial Services — 9.6%
Mastercard, Inc. Class A	34,721	$12,408,591
Visa, Inc. Class A (b)	105,426	23,380,324
		35,788,915
Private Equity — 1.2%
KKR & Co., Inc.	76,038	4,445,942
		40,234,857
Industrial — 3.4%
Environmental Controls — 1.6%
Waste Management, Inc.	37,821	5,994,629
Transportation — 1.8%
Canadian Pacific Railway Ltd. (b)	80,624	6,654,705
		12,649,334
Technology — 29.4%
Semiconductors — 1.2%
NVIDIA Corp.	16,475	4,495,368
Software — 28.2%
Adobe, Inc. (a)	7,691	3,504,174
Atlassian Corp. PLC Class A (a)	27,718	8,144,380
Cloudflare, Inc. Class A (a)	52,774	6,317,048
Coupa Software, Inc. (a)	36,497	3,709,190
Datadog, Inc. Class A (a)	39,134	5,927,627
Gitlab, Inc. (a)	51,203	2,788,003
Intuit, Inc.	15,593	7,497,738
Microsoft Corp.	68,625	21,157,774
ServiceNow, Inc. (a)	37,051	20,633,331
Snowflake, Inc. Class A (a)	44,603	10,219,885
Twilio, Inc. Class A (a)	54,280	8,945,887
Veeva Systems, Inc. Class A (a)	30,734	6,529,746
		105,374,783
		109,870,151

TOTAL COMMON STOCK (Cost $291,639,460)		365,714,344

TOTAL EQUITIES (Cost $291,639,460)		365,714,344

TOTAL LONG-TERM INVESTMENTS (Cost $291,639,460)		365,714,344

The accompanying notes are an integral part of the financial statements.

MassMutual Growth Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.9%
Repurchase Agreement — 2.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/22, 0.000%, due 4/01/22 (c)	$10,821,174	$10,821,174

TOTAL SHORT-TERM INVESTMENTS (Cost $10,821,174)		10,821,174

TOTAL INVESTMENTS — 100.8% (Cost $302,460,634) (d)		376,535,518

Other Assets/(Liabilities) — (0.8)%		(2,913,750)

NET ASSETS — 100.0%		$373,621,768

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2022, was $12,580,377 or 3.37% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $12,944,201 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)

Maturity value of $10,821,174. Collateralized by U.S. Government Agency obligations with rates ranging from 0.125% - 0.375%, maturity dates ranging from 7/15/24 - 9/15/24, and an aggregate market value, including accrued interest, of $11,037,691.

(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Mid Cap Value Fund — Portfolio of Investments
March 31, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.2%
COMMON STOCK — 97.2%
Basic Materials — 3.4%
Chemicals — 2.0%
Axalta Coating Systems Ltd. (a)	14,595	$358,745
CF Industries Holdings, Inc.	9,268	955,160
LyondellBasell Industries NV Class A	7,138	733,929
The Mosaic Co.	5,300	352,450
Olin Corp.	706	36,910
		2,437,194
Forest Products & Paper — 0.9%
International Paper Co.	13,648	629,855
Mondi PLC	24,711	479,053
Sylvamo Corp. (a)	407	13,545
		1,122,453
Iron & Steel — 0.5%
Cleveland-Cliffs, Inc. (a)	10,100	325,321
United States Steel Corp.	9,000	339,660
		664,981
		4,224,628
Communications — 6.4%
Advertising — 0.5%
The Interpublic Group of Cos., Inc.	17,731	628,564
Internet — 1.1%
eBay, Inc.	3,900	223,314
F5, Inc. (a)	2,209	461,571
IAC/InterActiveCorp (a)	6,600	661,848
		1,346,733
Media — 4.7%
Altice USA, Inc. Class A (a)	58,000	723,840
Discovery, Inc. Class C (a)	18,300	456,951
DISH Network Corp. Class A (a)	19,600	620,340
Fox Corp. Class A	14,500	572,025
Fox Corp. Class B	17,061	618,973
Liberty Broadband Corp. Class C (a)	6,700	906,644
Liberty Global PLC Class A (a)	30,900	788,259
Liberty Media Corp-Liberty SiriusXM Class C (a)	16,700	763,691
News Corp. Class A	13,717	303,832
		5,754,555
Telecommunications — 0.1%
Juniper Networks, Inc.	3,190	118,540
		7,848,392
Consumer, Cyclical — 8.8%
Airlines — 0.7%
Southwest Airlines Co. (a)	19,456	891,085

	Number of Shares	Value
Apparel — 0.7%
Columbia Sportswear Co.	199	$18,016
Deckers Outdoor Corp. (a)	188	51,469
PVH Corp.	2,653	203,246
Ralph Lauren Corp.	248	28,133
Tapestry, Inc.	13,342	495,655
		796,519
Auto Manufacturers — 0.4%
Cummins, Inc.	965	197,931
PACCAR, Inc.	3,482	306,660
		504,591
Auto Parts & Equipment — 0.7%
Aptiv PLC (a)	346	41,420
BorgWarner, Inc.	15,406	599,293
Bridgestone Corp.	4,800	185,767
		826,480
Distribution & Wholesale — 0.7%
LKQ Corp.	20,166	915,738
Food Services — 0.3%
Sodexo SA	5,150	418,092
Home Builders — 0.7%
NVR, Inc. (a)	100	446,727
PulteGroup, Inc.	10,802	452,604
Toll Brothers, Inc.	345	16,222
		915,553
Home Furnishing — 0.2%
Dolby Laboratories, Inc. Class A	2,380	186,163
Leisure Time — 0.3%
Polaris, Inc. (b)	3,126	329,230
Retail — 4.1%
Advance Auto Parts, Inc.	4,091	846,673
Bath & Body Works, Inc.	5,717	273,273
Beacon Roofing Supply, Inc. (a)	5,257	311,635
Cracker Barrel Old Country Store, Inc.	1,947	231,167
Dick’s Sporting Goods, Inc.	753	75,315
Dollar Tree, Inc. (a)	9,829	1,574,114
Kohl’s Corp.	3,704	223,944
MSC Industrial Direct Co., Inc. Class A	8,527	726,586
Ross Stores, Inc.	6,300	569,898
Victoria’s Secret & Co. (a)	1,288	66,152
Williams-Sonoma, Inc.	1,226	177,770
		5,076,527
		10,859,978

The accompanying notes are an integral part of the financial statements.

MassMutual Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Non-cyclical — 19.4%
Agriculture — 1.1%
Archer-Daniels-Midland Co.	10,722	$967,768
Darling Ingredients, Inc. (a)	5,278	424,245
		1,392,013
Beverages — 0.7%
Brown-Forman Corp. Class B	1,380	92,488
Molson Coors Beverage Co. Class B	14,762	787,995
		880,483
Biotechnology — 0.9%
Corteva, Inc.	14,429	829,379
Incyte Corp. (a)	1,815	144,147
Novavax, Inc. (a)	90	6,629
United Therapeutics Corp. (a)	600	107,646
		1,087,801
Commercial Services — 1.4%
Euronet Worldwide, Inc. (a)	1,022	133,013
FleetCor Technologies, Inc. (a)	3,300	821,898
Gartner, Inc. (a)	77	22,905
Global Payments, Inc.	4,000	547,360
ManpowerGroup, Inc.	2,187	205,403
Morningstar, Inc.	84	22,946
		1,753,525
Food — 4.0%
Conagra Brands, Inc.	24,718	829,783
General Mills, Inc.	4,396	297,697
The J.M. Smucker Co.	2,179	295,058
Kellogg Co.	4,257	274,534
Koninklijke Ahold Delhaize NV	22,084	709,918
The Kraft Heinz Co.	15,300	602,667
Orkla ASA	30,283	269,317
Post Holdings, Inc. (a)	14,800	1,025,048
Sysco Corp.	2,864	233,846
Tyson Foods, Inc. Class A	4,205	376,894
		4,914,762
Health Care – Products — 3.1%
Envista Holdings Corp. (a)	2,813	137,021
Globus Medical, Inc. Class A (a)	377	27,815
Henry Schein, Inc. (a)	7,251	632,215
Hologic, Inc. (a)	9,213	707,743
ICU Medical, Inc. (a)	104	23,154
Koninklijke Philips NV	25,448	776,927
Zimmer Biomet Holdings, Inc.	11,161	1,427,492
Zimvie, Inc. (a)	1,088	24,850
		3,757,217
Health Care – Services — 3.5%
Centene Corp. (a)	5,700	479,883

	Number of Shares	Value
Humana, Inc.	296	$128,810
IQVIA Holdings, Inc. (a)	2,652	613,169
Laboratory Corp. of America Holdings (a)	5,796	1,528,174
Molina Healthcare, Inc. (a)	104	34,693
Quest Diagnostics, Inc.	5,550	759,573
Universal Health Services, Inc. Class B	5,422	785,919
		4,330,221
Household Products & Wares — 0.5%
Avery Dennison Corp.	204	35,490
Kimberly-Clark Corp.	4,907	604,346
		639,836
Pharmaceuticals — 4.2%
AmerisourceBergen Corp.	7,609	1,177,188
Becton Dickinson and Co.	1,582	420,812
Cardinal Health, Inc.	8,624	488,981
Dentsply Sirona, Inc.	3,958	194,813
McKesson Corp.	3,817	1,168,498
Organon & Co.	17,830	622,802
Perrigo Co. PLC	17,400	668,682
Viatris, Inc.	43,800	476,544
		5,218,320
		23,974,178
Energy — 7.3%
Oil & Gas — 4.8%
APA Corp.	15,727	649,997
Chesapeake Energy Corp. (b)	5,700	495,900
Devon Energy Corp.	17,520	1,035,958
Diamondback Energy, Inc.	2,600	356,408
DTE Midstream LLC (a)	501	27,184
EQT Corp.	13,300	457,653
Hess Corp.	1,865	199,630
HF Sinclair Corp.	17,300	689,405
Marathon Oil Corp.	29,343	736,803
Pioneer Natural Resources Co.	2,741	685,332
Valero Energy Corp.	5,823	591,267
		5,925,537
Oil & Gas Services — 0.5%
Baker Hughes Co.	16,332	594,648
Pipelines — 2.0%
Enterprise Products Partners LP (c)	17,456	450,539
Kinder Morgan, Inc.	30,500	576,755
Targa Resources Corp.	8,395	633,571
The Williams Cos., Inc.	25,900	865,319
		2,526,184
		9,046,369

The accompanying notes are an integral part of the financial statements.

MassMutual Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 25.0%
Banks — 6.4%
The Bank of New York Mellon Corp.	17,358	$861,478
Comerica, Inc.	6,357	574,864
Commerce Bancshares, Inc.	951	68,082
Fifth Third Bancorp	11,786	507,269
First Citizens BancShares, Inc. Class A	1,194	794,726
First Hawaiian, Inc.	18,660	520,427
KeyCorp.	33,807	756,601
M&T Bank Corp.	866	146,787
Northern Trust Corp.	8,782	1,022,664
Popular, Inc.	411	33,595
Prosperity Bancshares, Inc.	8,130	564,059
Regions Financial Corp.	30,389	676,459
State Street Corp.	2,254	196,369
Synovus Financial Corp.	5,523	270,627
Truist Financial Corp.	10,769	610,602
Webster Financial Corp.	478	26,825
Westamerica Bancorp.	4,195	253,798
Wintrust Financial Corp.	301	27,972
		7,913,204
Diversified Financial Services — 2.5%
Affiliated Managers Group, Inc.	1,872	263,859
Alliance Data Systems Corp.	260	14,599
Ally Financial, Inc.	15,400	669,592
Ameriprise Financial, Inc.	2,959	888,765
Discover Financial Services	5,364	591,059
Janus Henderson Group PLC	907	31,763
SLM Corp.	1,603	29,431
T. Rowe Price Group, Inc.	4,277	646,640
		3,135,708
Insurance — 8.0%
Aflac, Inc.	8,402	541,005
Alleghany Corp. (a)	1,500	1,270,500
The Allstate Corp.	12,373	1,713,784
Arch Capital Group Ltd. (a)	17,700	857,034
Assurant, Inc.	295	53,640
Chubb Ltd.	1,978	423,094
Fidelity National Financial, Inc.	18,000	879,120
The Hartford Financial Services Group, Inc.	10,556	758,026
Loews Corp.	8,300	538,006
Markel Corp. (a)	400	590,096
Old Republic International Corp.	18,300	473,421
Prudential Financial, Inc.	3,558	420,449
Reinsurance Group of America, Inc.	10,055	1,100,620
Unum Group	7,341	231,315
		9,850,110

	Number of Shares	Value
Private Equity — 0.5%
KKR & Co., Inc.	10,266	$600,253
Real Estate — 1.1%
CBRE Group, Inc. Class A (a)	7,369	674,411
Jones Lang LaSalle, Inc. (a)	2,565	614,215
		1,288,626
Real Estate Investment Trusts (REITS) — 6.4%
Annaly Capital Management, Inc.	109,500	770,880
Apartment Income REIT Corp.	807	43,142
Duke Realty Corp.	9,677	561,847
Equinix, Inc.	667	494,661
Essex Property Trust, Inc.	876	302,640
Extra Space Storage, Inc.	623	128,089
Gaming and Leisure Properties, Inc.	8,600	403,598
Healthcare Trust of America, Inc. Class A	7,167	224,614
Healthpeak Properties, Inc.	20,947	719,110
JBG SMITH Properties	31,495	920,284
MGM Growth Properties LLC Class A	11,100	429,570
Orion Office REIT, Inc.	2,580	36,120
Regency Centers Corp.	7,382	526,632
SBA Communications Corp.	1,575	541,957
Simon Property Group, Inc.	1,463	192,472
Weyerhaeuser Co.	24,933	944,961
WP Carey, Inc.	7,849	634,513
		7,875,090
Savings & Loans — 0.1%
Capitol Federal Financial, Inc.	15,292	166,377
		30,829,368
Industrial — 11.7%
Aerospace & Defense — 0.4%
BAE Systems PLC	22,797	214,895
General Dynamics Corp.	820	197,768
		412,663
Building Materials — 1.9%
Cie de Saint-Gobain	5,252	312,547
Fortune Brands Home & Security, Inc.	6,261	465,067
Louisiana-Pacific Corp.	8,263	513,297
Masco Corp.	9,409	479,859
MDU Resources Group, Inc.	1,049	27,956
Owens Corning	5,180	473,970
		2,272,696
Electrical Components & Equipment — 0.7%
Acuity Brands, Inc.	186	35,210
Emerson Electric Co.	8,850	867,742
		902,952

The accompanying notes are an integral part of the financial statements.

MassMutual Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Electronics — 2.8%
Agilent Technologies, Inc.	165	$21,835
Flex Ltd. (a)	29,600	549,080
Hubbell, Inc.	974	178,992
nVent Electric PLC	24,571	854,579
TE Connectivity Ltd.	1,439	188,480
Trimble, Inc. (a)	8,245	594,794
Vontier Corp.	43,002	1,091,821
		3,479,581
Environmental Controls — 0.2%
Clean Harbors, Inc. (a)	272	30,366
Republic Services, Inc.	1,519	201,268
		231,634
Hand & Machine Tools — 0.2%
Snap-on, Inc.	598	122,877
Stanley Black & Decker, Inc.	972	135,876
		258,753
Machinery – Construction & Mining — 0.6%
Oshkosh Corp.	7,411	745,917
Machinery – Diversified — 0.4%
CNH Industrial NV	21,100	334,646
Dover Corp.	605	94,925
IMI PLC	5,916	105,436
		535,007
Metal Fabricate & Hardware — 0.0%
Crane Co.	257	27,828
Miscellaneous - Manufacturing — 0.9%
A.O. Smith Corp.	6,160	393,562
Axon Enterprise, Inc. (a)	95	13,084
Textron, Inc.	9,189	683,478
		1,090,124
Packaging & Containers — 2.7%
Amcor PLC	24,156	273,687
Berry Global Group, Inc. (a)	6,000	347,760
Graphic Packaging Holding Co.	34,900	699,396
Packaging Corp. of America	3,098	483,629
Sealed Air Corp.	7,160	479,434
Sonoco Products Co.	10,538	659,257
WestRock Co.	8,059	379,015
		3,322,178
Shipbuilding — 0.6%
Huntington Ingalls Industries, Inc.	3,500	698,040
Transportation — 0.3%
Heartland Express, Inc.	16,793	236,278

	Number of Shares	Value
Ryder System, Inc.	1,979	$156,994
		393,272
		14,370,645
Technology — 5.5%
Computers — 2.1%
Amdocs Ltd.	4,561	374,960
Fortinet, Inc. (a)	76	25,972
HP, Inc.	35,374	1,284,076
Lumentum Holdings, Inc. (a)	2,661	259,714
NetApp, Inc.	385	31,955
Western Digital Corp. (a)	11,900	590,835
		2,567,512
Semiconductors — 0.5%
Cirrus Logic, Inc. (a)	2,182	185,012
Qorvo, Inc. (a)	256	31,769
Teradyne, Inc.	3,600	425,628
		642,409
Software — 2.9%
Akamai Technologies, Inc. (a)	4,096	489,021
Cadence Design Systems, Inc. (a)	106	17,433
CDK Global, Inc.	23,740	1,155,663
Cerner Corp.	2,793	261,313
DocuSign, Inc. (a)	61	6,534
Dropbox, Inc. Class A (a)	736	17,112
HubSpot, Inc. (a)	30	14,248
Manhattan Associates, Inc. (a)	229	31,765
Open Text Corp.	10,547	447,193
SS&C Technologies Holdings, Inc	6,500	487,630
Synopsys, Inc. (a)	2,014	671,206
Teradata Corp. (a)	409	20,160
		3,619,278
		6,829,199
Utilities — 9.7%
Electric — 7.9%
CenterPoint Energy, Inc.	39,593	1,213,130
CMS Energy Corp.	8,362	584,838
DTE Energy Co.	1,894	250,406
Edison International	11,345	795,284
Entergy Corp.	6,317	737,510
Evergy, Inc.	15,048	1,028,380
Eversource Energy	11,367	1,002,456
NorthWestern Corp. (b)	8,928	540,055
OGE Energy Corp.	21,000	856,380
PG&E Corp. (a)	7,612	90,887
Pinnacle West Capital Corp.	9,200	718,520
Vistra Corp.	38,400	892,800
WEC Energy Group, Inc.	604	60,285

The accompanying notes are an integral part of the financial statements.

MassMutual Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Xcel Energy, Inc.	13,265	$957,335
		9,728,266
Gas — 1.7%
Atmos Energy Corp.	2,296	274,349
NiSource, Inc.	23,700	753,660
Spire, Inc.	4,386	314,739
UGI Corp.	21,800	789,596
		2,132,344
Water — 0.1%
Essential Utilities, Inc.	1,196	61,153
		11,921,763

TOTAL COMMON STOCK (Cost $111,701,373)		119,904,520

TOTAL EQUITIES (Cost $111,701,373)		119,904,520

MUTUAL FUNDS — 1.4%
Diversified Financial Services — 1.4%
iShares Russell Mid-Cap Value ETF (b)	7,185	859,613
State Street Navigator Securities Lending Government Money Market Portfolio (d)	806,009	806,009

TOTAL MUTUAL FUNDS (Cost $1,642,922)		1,665,622

TOTAL LONG-TERM INVESTMENTS (Cost $113,344,295)		121,570,142

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.8%
Repurchase Agreement — 0.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/22, 0.000%, due 4/01/22 (e)	$991,751	$991,751

TOTAL SHORT-TERM INVESTMENTS (Cost $991,751)		991,751

TOTAL INVESTMENTS — 99.4% (Cost $114,336,046) (f)		122,561,893

Other Assets/(Liabilities) — 0.6%		770,203

NET ASSETS — 100.0%		$123,332,096

Abbreviation Legend

ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2022, was $2,026,852 or 1.64% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $1,261,992 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Security is a Master Limited Partnership
(d)	Represents investment of security lending cash collateral. (Note 2).
(e)

Maturity value of $991,751. Collateralized by U.S. Government Agency obligations with a rate of 0.375%, maturity date of 9/15/24, and an aggregate market value, including accrued interest, of $1,011,621.

(f)	See Note 6 for aggregate cost for federal tax purposes.

Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.	6/30/22	GBP	57,574	USD	75,782	$(171)
Bank of America N.A.	6/30/22	USD	781,486	GBP	590,135	6,472
Bank of America N.A.	6/30/22	USD	156,965	JPY	18,894,480	1,382
JP Morgan Chase Bank N.A.	6/30/22	USD	1,428,566	EUR	1,292,241	(5,918)
UBS AG	6/30/22	USD	229,935	NOK	2,021,148	467
						$2,232

The accompanying notes are an integral part of the financial statements.

MassMutual Mid Cap Value Fund — Portfolio of Investments (Continued)

Currency Legend

EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.

MassMutual Small Cap Value Equity Fund — Portfolio of Investments
March 31, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.3%
COMMON STOCK — 98.3%
Basic Materials — 7.4%
Chemicals — 3.9%
Axalta Coating Systems Ltd. (a)	12,063	$296,508
Cabot Corp.	11,626	795,334
Element Solutions, Inc.	26,640	583,416
H.B. Fuller Co.	4,434	292,955
Orion Engineered Carbons SA	20,207	322,706
		2,290,919
Forest Products & Paper — 0.6%
Neenah, Inc.	9,841	390,294
Iron & Steel — 2.3%
Allegheny Technologies, Inc. (a)	51,948	1,394,284
Mining — 0.6%
Ferroglobe PLC (a)	44,471	342,427
Ferroglobe Representation & Warranty Insurance Trust (b) (c)	234,800	—
		342,427
		4,417,924
Communications — 3.4%
Internet — 0.7%
ePlus, Inc. (a)	800	44,848
Shutterstock, Inc.	3,605	335,553
		380,401
Media — 0.6%
WideOpenWest, Inc. (a)	21,712	378,657
Telecommunications — 2.1%
Ciena Corp. (a)	9,757	591,567
Infinera Corp. (a)	76,498	663,238
		1,254,805
		2,013,863
Consumer, Cyclical — 10.5%
Apparel — 0.9%
Deckers Outdoor Corp. (a)	572	156,597
Kontoor Brands, Inc.	9,763	403,700
		560,297
Auto Parts & Equipment — 5.1%
Adient PLC (a)	23,781	969,551
American Axle & Manufacturing Holdings, Inc. (a)	86,679	672,629
Gentherm, Inc. (a)	12,129	885,902
Visteon Corp. (a)	4,437	484,210
		3,012,292
Food Services — 0.9%
Aramark	14,787	555,991

	Number of Shares	Value
Home Builders — 0.8%
Century Communities, Inc.	2,485	$133,121
TRI Pointe Homes, Inc. (a)	16,597	333,268
		466,389
Home Furnishing — 0.8%
Whirlpool Corp.	2,774	479,292
Lodging — 0.4%
Wyndham Hotels & Resorts, Inc.	2,705	229,086
Office Furnishings — 1.0%
Interface, Inc.	44,338	601,667
Textiles — 0.6%
UniFirst Corp.	1,761	324,517
		6,229,531
Consumer, Non-cyclical — 14.8%
Agriculture — 1.9%
Darling Ingredients, Inc. (a)	14,273	1,147,264
Beverages — 0.3%
C&C Group PLC (a)	77,911	200,237
Commercial Services — 5.2%
BrightView Holdings, Inc. (a)	21,158	287,960
CBIZ, Inc. (a)	7,797	327,240
Huron Consulting Group, Inc. (a)	11,238	514,813
ICF International, Inc.	3,989	375,525
Monro, Inc.	7,636	338,580
Sterling Check Corp. (a)	12,987	343,247
WillScot Mobile Mini Holdings Corp. (a)	22,024	861,799
		3,049,164
Food — 1.3%
Cranswick PLC	6,516	300,755
Post Holdings, Inc. (a)	2,815	194,967
SunOpta, Inc. (a)	48,032	241,121
		736,843
Health Care – Products — 2.0%
Haemonetics Corp. (a)	11,978	757,249
ICU Medical, Inc. (a)	1,186	264,051
Invacare Corp. (a)	14,255	20,099
Lantheus Holdings, Inc. (a)	2,941	162,667
		1,204,066
Health Care – Services — 1.6%
LHC Group, Inc. (a)	1,484	250,202
MEDNAX, Inc. (a)	14,991	351,989
Syneos Health, Inc. (a)	4,015	325,014
		927,205
Household Products & Wares — 1.6%
ACCO Brands Corp.	39,206	313,648

The accompanying notes are an integral part of the financial statements.

MassMutual Small Cap Value Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Spectrum Brands Holdings, Inc.	7,398	$656,351
		969,999
Pharmaceuticals — 0.9%
Owens & Minor, Inc.	11,742	516,883
		8,751,661
Energy — 0.6%
Oil & Gas — 0.1%
Brigham Minerals, Inc. Class A	3,200	81,760
Oil & Gas Services — 0.5%
NOW, Inc. (a)	25,927	285,975
		367,735
Financial — 24.4%
Banks — 11.8%
1st Source Corp.	4,411	204,009
Atlantic Union Bankshares Corp.	7,856	288,237
Cadence Bank	11,576	338,714
Eastern Bankshares, Inc.	13,809	297,446
First Citizens BancShares, Inc. Class A	482	320,819
First Interstate BancSystem, Inc. Class A	7,999	294,123
Hancock Whitney Corp.	9,571	499,128
International Bancshares Corp.	9,147	386,095
OFG Bancorp	34,578	921,158
Old National Bancorp	62,349	1,021,276
Synovus Financial Corp.	8,753	428,897
Texas Capital Bancshares, Inc. (a)	15,613	894,781
Umpqua Holdings Corp.	40,146	757,153
Webster Financial Corp.	6,281	352,490
		7,004,326
Diversified Financial Services — 0.8%
Air Lease Corp.	10,591	472,888
Insurance — 5.5%
Alleghany Corp. (a)	773	654,731
Assured Guaranty Ltd.	5,807	369,673
Kemper Corp.	7,730	437,054
NMI Holdings, Inc. Class A (a)	14,618	301,423
ProAssurance Corp.	13,319	358,015
Reinsurance Group of America, Inc.	2,770	303,204
SiriusPoint Ltd. (a)	33,612	251,418
White Mountains Insurance Group Ltd.	520	590,845
		3,266,363
Real Estate — 0.7%
Alexander & Baldwin, Inc.	16,483	382,241
Real Estate Investment Trusts (REITS) — 4.8%
Brandywine Realty Trust	24,363	344,493
Centerspace	4,244	416,421

	Number of Shares	Value
Global Medical REIT, Inc.	11,672	$190,487
LXP Industrial Trust	15,110	237,227
Pebblebrook Hotel Trust	11,124	272,315
Phillips Edison & Co., Inc.	8,751	300,947
Piedmont Office Realty Trust, Inc. Class A	21,145	364,117
PotlatchDeltic Corp.	4,831	254,739
RPT Realty	34,988	481,785
		2,862,531
Savings & Loans — 0.8%
Banc of California, Inc.	24,470	473,739
		14,462,088
Industrial — 25.0%
Aerospace & Defense — 0.6%
Hexcel Corp.	6,275	373,174
Building Materials — 3.8%
American Woodmark Corp. (a)	5,424	265,505
Apogee Enterprises, Inc.	18,448	875,542
Gibraltar Industries, Inc. (a)	16,840	723,278
Tyman PLC	98,005	406,243
		2,270,568
Electrical Components & Equipment — 1.6%
Belden, Inc.	7,934	439,543
Encore Wire Corp.	4,684	534,304
		973,847
Electronics — 2.9%
CTS Corp.	10,934	386,407
FARO Technologies, Inc. (a)	8,115	421,331
II-VI, Inc. (a) (d)	9,334	676,622
Vishay Precision Group, Inc. (a)	6,761	217,366
		1,701,726
Engineering & Construction — 0.5%
Primoris Services Corp.	12,047	286,960
Environmental Controls — 2.2%
Clean Harbors, Inc. (a)	3,547	395,987
Harsco Corp. (a)	74,394	910,583
		1,306,570
Hand & Machine Tools — 2.9%
Enerpac Tool Group Corp.	44,058	964,429
Kennametal, Inc.	16,544	473,324
Luxfer Holdings PLC	17,301	290,657
		1,728,410
Machinery – Diversified — 0.4%
Thermon Group Holdings, Inc. (a)	13,571	219,850
Metal Fabricate & Hardware — 0.8%
Standex International Corp.	4,474	447,042

The accompanying notes are an integral part of the financial statements.

MassMutual Small Cap Value Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Miscellaneous - Manufacturing — 1.1%
John Bean Technologies Corp.	1,846	$218,696
Materion Corp.	5,180	444,133
		662,829
Packaging & Containers — 2.2%
Sealed Air Corp.	9,946	665,984
TriMas Corp.	19,476	624,985
		1,290,969
Transportation — 3.7%
Air Transport Services Group, Inc. (a)	32,624	1,091,273
Dorian LPG Ltd.	16,467	238,607
Kirby Corp. (a)	12,380	893,712
		2,223,592
Trucking & Leasing — 2.3%
GATX Corp.	3,551	437,945
The Greenbrier Cos., Inc.	17,395	896,016
		1,333,961
		14,819,498
Technology — 9.9%
Computers — 2.8%
Exlservice Holdings, Inc. (a)	1,567	224,504
Science Applications International Corp.	5,799	534,494
Super Micro Computer, Inc. (a)	14,004	533,132
WNS Holdings Ltd. ADR (a)	4,016	343,328
		1,635,458
Semiconductors — 4.2%
Azenta, Inc.	8,347	691,799
Cohu, Inc. (a)	20,073	594,161
Diodes, Inc. (a)	8,475	737,241
Photronics, Inc. (a)	29,349	498,052
		2,521,253
Software — 2.9%
ACI Worldwide, Inc. (a)	9,202	289,771
Allscripts Healthcare Solutions, Inc. (a)	5,882	132,463
CDK Global, Inc.	12,041	586,156
Concentrix Corp.	1,593	265,330
Progress Software Corp.	9,803	461,623
		1,735,343
		5,892,054
Utilities — 2.3%
Electric — 0.6%
Portland General Electric Co.	6,493	358,089
Gas — 1.7%
New Jersey Resources Corp.	7,643	350,508
Spire, Inc.	4,435	318,256

	Number of Shares	Value
UGI Corp.	9,991	$361,874
		1,030,638
		1,388,727

TOTAL COMMON STOCK (Cost $45,035,485)		58,343,081

TOTAL EQUITIES (Cost $45,035,485)		58,343,081

MUTUAL FUNDS — 0.1%
Diversified Financial Services — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio (e)	69,116	69,116

TOTAL MUTUAL FUNDS (Cost $69,116)		69,116

TOTAL LONG-TERM INVESTMENTS (Cost $45,104,601)		58,412,197
	Principal Amount
SHORT-TERM INVESTMENTS — 1.8%
Repurchase Agreement — 1.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/22, 0.000%, due 4/01/22 (f)	$1,042,125	1,042,125

TOTAL SHORT-TERM INVESTMENTS (Cost $1,042,125)		1,042,125

TOTAL INVESTMENTS — 100.2% (Cost $46,146,726) (g)		59,454,322

Other Assets/(Liabilities) — (0.2)%		(117,613)

NET ASSETS — 100.0%		$59,336,709

Abbreviation Legend

ADR	American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

MassMutual Small Cap Value Equity Fund — Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Investment was valued using significant unobservable inputs.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2022, these securities amounted to a value of $0 or 0.00% of net assets.
(d)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2022, was $441,503 or 0.74% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $390,468 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(e)	Represents investment of security lending cash collateral. (Note 2).
(f)

Maturity value of $1,042,125. Collateralized by U.S. Government Agency obligations with a rate of 0.500%, maturity date of 4/15/24, and an aggregate market value, including accrued interest, of $1,063,019.

(g)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Small Company Value Fund — Portfolio of Investments
March 31, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.4%
COMMON STOCK — 99.4%
Basic Materials — 3.0%
Chemicals — 2.4%
AdvanSix, Inc.	37,490	$1,915,364
H.B. Fuller Co.	32,110	2,121,507
Innospec, Inc.	13,500	1,249,425
Minerals Technologies, Inc.	13,246	876,223
Orion Engineered Carbons SA	8,475	135,346
Trinseo PLC (a)	789	37,809
		6,335,674
Iron & Steel — 0.6%
Carpenter Technology Corp.	38,748	1,626,641
Mining — 0.0%
Ferroglobe Representation & Warranty Insurance Trust (b) (c) (d)	49,975	—
		7,962,315
Communications — 2.2%
Advertising — 0.3%
Entravision Communications Corp. Class A	110,950	711,190
Internet — 0.8%
Criteo SA Sponsored ADR (c)	70,701	1,925,895
Solo Brands, Inc. Class A (a) (c)	25,177	214,760
		2,140,655
Media — 0.1%
Townsquare Media, Inc. Class A (c)	11,915	152,393
Telecommunications — 1.0%
A10 Networks, Inc.	129,960	1,812,942
Casa Systems, Inc. (c)	222,410	1,005,293
		2,818,235
		5,822,473
Consumer, Cyclical — 20.6%
Airlines — 0.6%
SkyWest, Inc. (c)	53,796	1,552,015
Apparel — 1.3%
Kontoor Brands, Inc.	40,859	1,689,520
Tapestry, Inc.	45,364	1,685,272
		3,374,792
Auto Manufacturers — 1.5%
Blue Bird Corp. (a) (c)	93,158	1,753,233
REV Group, Inc.	168,602	2,259,267
		4,012,500
Auto Parts & Equipment — 2.4%
Dana, Inc.	93,546	1,643,603
The Goodyear Tire & Rubber Co. (c)	193,770	2,768,973

	Number of Shares	Value
The Shyft Group, Inc.	58,778	$2,122,474
		6,535,050
Distribution & Wholesale — 1.2%
A-Mark Precious Metals, Inc.	6,119	473,244
H&E Equipment Services, Inc.	49,018	2,133,263
KAR Auction Services, Inc. (c)	37,681	680,142
		3,286,649
Entertainment — 1.8%
Accel Entertainment, Inc. (c)	54,014	657,890
IMAX Corp. (c)	125,813	2,381,640
Penn National Gaming, Inc. (c)	7,887	334,567
Scientific Games Corp. Class A (c)	26,220	1,540,425
		4,914,522
Food Services — 0.2%
Healthcare Services Group, Inc.	21,433	398,011
Home Builders — 2.1%
KB Home	64,270	2,081,063
Skyline Champion Corp. (c)	21,378	1,173,225
Taylor Morrison Home Corp. (c)	91,019	2,477,537
		5,731,825
Home Furnishing — 0.9%
MillerKnoll, Inc.	69,090	2,387,750
Leisure Time — 1.1%
Brunswick Corp.	17,912	1,448,902
Malibu Boats, Inc. Class A (c)	14,339	831,805
OneWater Marine, Inc. Class A	19,337	666,160
		2,946,867
Lodging — 1.0%
Boyd Gaming Corp.	5,009	329,492
Hilton Grand Vacations, Inc. (c)	45,960	2,390,380
		2,719,872
Retail — 6.3%
Beacon Roofing Supply, Inc. (c)	22,649	1,342,633
Citi Trends, Inc. (a) (c)	38,540	1,180,288
Dave & Buster’s Entertainment, Inc. (c)	20,217	992,655
Dine Brands Global, Inc.	30,000	2,338,500
Genesco, Inc. (c)	25,100	1,596,611
GMS, Inc. (c)	17,512	871,572
LL Flooring Holdings, Inc. (c)	—	—
MarineMax, Inc. (c)	21,767	876,339
Papa John’s International, Inc.	21,230	2,235,094
Penske Automotive Group, Inc.	19,313	1,810,014
Red Robin Gourmet Burgers, Inc. (c)	23,754	400,492
Ruth’s Hospitality Group, Inc.	58,537	1,339,327
Sally Beauty Holdings, Inc. (c)	127,860	1,998,452
		16,981,977

The accompanying notes are an integral part of the financial statements.

MassMutual Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Textiles — 0.2%
UniFirst Corp.	2,162	$398,413
		55,240,243
Consumer, Non-cyclical — 11.8%
Commercial Services — 5.1%
Adtalem Global Education, Inc. (c)	42,354	1,258,337
AMN Healthcare Services, Inc. (c)	5,314	554,410
Barrett Business Services, Inc.	5,707	442,121
The Brink’s Co.	26,480	1,800,640
Deluxe Corp.	32,084	970,220
Euronet Worldwide, Inc. (c)	2,959	385,114
EVERTEC, Inc.	41,479	1,697,736
Herc Holdings, Inc.	16,434	2,745,957
Korn Ferry	48,132	3,125,692
Loomis AB	24,917	681,279
		13,661,506
Cosmetics & Personal Care — 0.5%
Edgewell Personal Care Co.	36,320	1,331,855
Food — 1.8%
The Hain Celestial Group, Inc. (c)	68,944	2,371,674
Nomad Foods Ltd. (c)	103,618	2,339,694
		4,711,368
Health Care – Products — 1.1%
Integra LifeSciences Holdings Corp. (c)	35,540	2,283,800
Varex Imaging Corp. (c)	19,768	420,861
Zimvie, Inc. (c)	7,906	180,573
		2,885,234
Health Care – Services — 2.1%
Acadia Healthcare Co., Inc. (c)	42,070	2,756,847
MEDNAX, Inc. (c)	111,190	2,610,741
National HealthCare Corp.	4,633	325,376
		5,692,964
Household Products & Wares — 0.8%
Spectrum Brands Holdings, Inc.	25,835	2,292,081
Pharmaceuticals — 0.4%
Patterson Cos., Inc.	34,830	1,127,447
		31,702,455
Energy — 2.8%
Energy – Alternate Sources — 0.8%
Enviva, Inc.	8,587	679,661
Infrastructure and Energy Alternatives, Inc. (c)	126,240	1,495,944
		2,175,605
Oil & Gas — 1.6%
Coterra Energy, Inc.	56,109	1,513,260
Earthstone Energy, Inc. Class A (c)	12,729	160,767

	Number of Shares	Value
HF Sinclair Corp.	66,470	$2,648,830
		4,322,857
Oil & Gas Services — 0.4%
ChampionX Corp. (c)	43,222	1,058,074
NCS Multistage Holdings, Inc. (c)	897	44,904
		1,102,978
		7,601,440
Financial — 33.7%
Banks — 17.1%
1st Source Corp.	36,868	1,705,145
Ameris Bancorp	22,816	1,001,166
Associated Banc-Corp.	97,659	2,222,719
Bank of Marin Bancorp	30,596	1,073,002
BankUnited, Inc.	90,721	3,988,095
Carter Bankshares, Inc. (c)	86,705	1,506,066
ConnectOne Bancorp, Inc.	12,380	396,284
CVB Financial Corp.	9,268	215,110
F.N.B. Corp.	112,112	1,395,794
First BanCorp	152,484	2,000,590
First Hawaiian, Inc.	2,024	56,449
First Mid Bancshares, Inc.	4,368	168,124
HarborOne Bancorp, Inc.	149,707	2,098,892
Heritage Financial Corp.	86,402	2,165,234
Home BancShares, Inc.	45,111	1,019,509
Independent Bank Corp.	7,306	596,827
Independent Bank Group, Inc.	37,317	2,655,478
Old National Bancorp	83,759	1,371,972
Origin Bancorp, Inc.	9,167	387,673
Premier Financial Corp.	52,176	1,582,498
QCR Holdings, Inc.	4,350	246,167
Sandy Spring Bancorp, Inc.	35,189	1,580,690
SouthState Corp.	17,624	1,437,942
Synovus Financial Corp.	47,207	2,313,143
Texas Capital Bancshares, Inc. (c)	42,840	2,455,160
Towne Bank	12,805	383,382
TriCo Bancshares	39,196	1,569,016
UMB Financial Corp.	13,600	1,321,376
Umpqua Holdings Corp.	93,544	1,764,240
Valley National Bancorp	132,813	1,729,225
Veritex Holdings, Inc.	23,196	885,391
Webster Financial Corp.	41,492	2,328,531
		45,620,890
Diversified Financial Services — 1.7%
Enact Holdings, Inc.	15,196	338,111
Moelis & Co. Class A	49,451	2,321,724
Stifel Financial Corp.	27,525	1,868,948
		4,528,783

The accompanying notes are an integral part of the financial statements.

MassMutual Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Insurance — 2.9%
Axis Capital Holdings Ltd.	28,718	$1,736,578
The Hanover Insurance Group, Inc.	16,270	2,432,690
James River Group Holdings Ltd.	7,893	195,273
ProAssurance Corp.	22,544	605,983
Selective Insurance Group, Inc.	31,512	2,815,912
		7,786,436
Investment Companies — 0.6%
Compass Diversified Holdings (a)	68,931	1,638,490
Private Equity — 0.1%
Patria Investments Ltd.	13,829	246,294
Real Estate Investment Trusts (REITS) — 8.4%
Armada Hoffler Properties, Inc.	47,301	690,595
Brandywine Realty Trust	57,966	819,639
Broadstone Net Lease, Inc.	111,240	2,422,807
CareTrust REIT, Inc.	28,423	548,564
Cousins Properties, Inc.	54,789	2,207,449
Easterly Government Properties, Inc.	17,233	364,306
Four Corners Property Trust, Inc.	26,024	703,689
Getty Realty Corp.	12,944	370,457
Healthcare Realty Trust, Inc.	4,774	131,190
Highwoods Properties, Inc.	8,228	376,349
Independence Realty Trust, Inc.	125,880	3,328,267
Kite Realty Group Trust	15,460	352,024
National Health Investors, Inc.	8,233	485,829
National Storage Affiliates Trust	24,864	1,560,465
NETSTREIT Corp.	94,900	2,129,556
Physicians Realty Trust	164,541	2,886,049
Sabra Health Care REIT, Inc.	15,326	228,204
STAG Industrial, Inc.	64,338	2,660,376
Summit Hotel Properties, Inc. (c)	22,267	221,779
		22,487,594
Savings & Loans — 2.9%
Berkshire Hills Bancorp, Inc.	84,330	2,443,040
Pacific Premier Bancorp, Inc.	75,022	2,652,028
Provident Financial Services, Inc.	16,538	386,989
WSFS Financial Corp.	49,316	2,299,112
		7,781,169
		90,089,656
Industrial — 16.6%
Building Materials — 1.3%
Cornerstone Building Brands, Inc. (c)	28,634	696,379
Masonite International Corp. (c)	15,717	1,397,870
Mohawk Industries, Inc. (c)	4,310	535,302
Tecnoglass, Inc.	30,872	779,209
		3,408,760

	Number of Shares	Value
Electrical Components & Equipment — 1.0%
Belden, Inc.	46,303	$2,565,186
Graham Corp.	10,385	80,069
		2,645,255
Electronics — 2.5%
Advanced Energy Industries, Inc.	3,399	292,586
Avnet, Inc.	36,099	1,465,258
Coherent, Inc. (c)	4,297	1,174,628
II-VI, Inc. (a) (c)	30,556	2,215,004
TTM Technologies, Inc. (c)	63,494	940,981
Vontier Corp.	30,317	769,749
		6,858,206
Engineering & Construction — 2.9%
Arcosa, Inc.	36,023	2,062,317
Dycom Industries, Inc. (c)	39,844	3,795,539
Great Lakes Dredge & Dock Corp. (c)	135,060	1,894,892
		7,752,748
Environmental Controls — 0.1%
CECO Environmental Corp. (c)	28,207	154,856
Charah Solutions, Inc. (a) (c)	29,837	148,887
		303,743
Hand & Machine Tools — 0.1%
Luxfer Holdings PLC	10,396	174,653
Regal Rexnord Corp.	769	114,412
		289,065
Machinery – Construction & Mining — 1.3%
The Manitowoc Co., Inc. (c)	97,779	1,474,507
Terex Corp.	55,519	1,979,808
		3,454,315
Machinery – Diversified — 3.3%
Albany International Corp. Class A	811	68,384
Applied Industrial Technologies, Inc.	18,210	1,869,439
Cactus, Inc. Class A	67,410	3,824,843
Colfax Corp. (c)	36,993	1,471,951
DXP Enterprises, Inc. (c)	16,384	443,843
Gates Industrial Corp. PLC (c)	72,074	1,085,434
		8,763,894
Metal Fabricate & Hardware — 0.8%
The Timken Co.	33,954	2,061,008
Miscellaneous - Manufacturing — 0.0%
DIRTT Environmental Solutions (a) (c)	61,401	83,505
Packaging & Containers — 1.0%
Graphic Packaging Holding Co.	85,466	1,712,739
Karat Packaging, Inc. (c)	6,044	119,973
Pactiv Evergreen, Inc.	75,800	762,548
		2,595,260

The accompanying notes are an integral part of the financial statements.

MassMutual Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Transportation — 1.6%
ArcBest Corp. (a)	31,280	$2,518,040
Kirby Corp. (c)	24,650	1,779,483
		4,297,523
Trucking & Leasing — 0.7%
GATX Corp.	14,960	1,845,017
		44,358,299
Technology — 6.6%
Computers — 0.8%
KBR, Inc.	6,310	345,346
Unisys Corp. (c)	90,252	1,950,346
		2,295,692
Semiconductors — 1.9%
Cohu, Inc. (c)	11,027	326,399
Kulicke & Soffa Industries, Inc. (a)	46,171	2,586,499
Magnachip Semiconductor Corp. (c)	124,170	2,099,715
		5,012,613
Software — 3.9%
ACI Worldwide, Inc. (c)	62,510	1,968,440
Avaya Holdings Corp. (c)	69,264	877,575
Change Healthcare, Inc. (c)	124,500	2,714,100
CommVault Systems, Inc. (c)	35,117	2,330,013
Donnelley Financial Solutions, Inc. (c)	25,464	846,933
IBEX Holdings Ltd. (c)	13,068	208,304
Teradata Corp. (c)	31,342	1,544,847
		10,490,212
		17,798,517
Utilities — 2.1%
Electric — 1.1%
IDACORP, Inc.	24,320	2,805,555
PNM Resources, Inc.	5,584	266,190
		3,071,745
Gas — 1.0%
Northwest Natural Holding Co.	3,349	173,210
South Jersey Industries, Inc.	7,479	258,399
Southwest Gas Holdings, Inc.	27,178	2,127,766
		2,559,375
		5,631,120

TOTAL COMMON STOCK (Cost $235,200,137)		266,206,518

TOTAL EQUITIES (Cost $235,200,137)		266,206,518

	Number of Shares	Value
MUTUAL FUNDS — 1.6%
Diversified Financial Services — 1.6%
State Street Navigator Securities Lending Government Money Market Portfolio (e)	4,173,181	$4,173,181

TOTAL MUTUAL FUNDS (Cost $4,173,181)		4,173,181

TOTAL LONG-TERM INVESTMENTS (Cost $239,373,318)		270,379,699
	Principal Amount
SHORT-TERM INVESTMENTS — 0.2%
Repurchase Agreement — 0.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/22, 0.000%, due 4/01/22 (f)	$411,309	411,309

TOTAL SHORT-TERM INVESTMENTS (Cost $411,309)		411,309

TOTAL INVESTMENTS — 101.2% (Cost $239,784,627) (g)		270,791,008

Other Assets/(Liabilities) — (1.2)%		(3,114,995)

NET ASSETS — 100.0%		$267,676,013

Abbreviation Legend

ADR	American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

MassMutual Small Company Value Fund — Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2022, was $7,090,593 or 2.65% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $3,142,850 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(b)	Investment was valued using significant unobservable inputs.
(c)	Non-income producing security.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2022, these securities amounted to a value of $0 or 0.00% of net assets.
(e)	Represents investment of security lending cash collateral. (Note 2).
(f)

Maturity value of $411,309. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 7/15/24, and an aggregate market value, including accrued interest, of $419,546.

(g)	See Note 6 for aggregate cost for federal tax purposes.

Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
UBS AG*	6/30/22	SEK	279,569	USD	29,758	$44
UBS AG*	6/30/22	USD	608,018	SEK	5,733,277	(3,146)
						$(3,102)

*	Contracts are subject to a master netting agreement or similar agreement.

Currency Legend

SEK	Swedish Krona
USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.

MM S&P Mid Cap Index Fund — Portfolio of Investments
March 31, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.3%
COMMON STOCK — 99.3%
Basic Materials — 5.6%
Chemicals — 2.1%
Ashland Global Holdings, Inc.	8,601	$846,424
Cabot Corp.	9,194	628,962
The Chemours Co.	25,999	818,449
Ingevity Corp. (a)	6,383	408,959
Minerals Technologies, Inc.	5,409	357,805
NewMarket Corp.	1,111	360,386
Olin Corp.	22,928	1,198,676
RPM International, Inc.	21,069	1,715,859
Sensient Technologies Corp.	6,828	573,211
Valvoline, Inc.	29,141	919,690
		7,828,421
Iron & Steel — 2.4%
Cleveland-Cliffs, Inc. (a)	77,683	2,502,170
Commercial Metals Co.	19,738	821,496
Reliance Steel & Aluminum Co.	10,180	1,866,503
Steel Dynamics, Inc.	30,631	2,555,544
United States Steel Corp.	42,395	1,599,987
		9,345,700
Mining — 1.1%
Alcoa Corp.	29,912	2,692,977
Royal Gold, Inc.	10,664	1,506,610
		4,199,587
		21,373,708
Communications — 2.3%
Internet — 0.4%
Mimecast Ltd. (a)	10,116	804,829
TripAdvisor, Inc. (a)	16,093	436,442
Yelp, Inc. (a)	11,151	380,361
		1,621,632
Media — 1.0%
Cable One, Inc.	805	1,178,713
The New York Times Co. Class A	27,149	1,244,510
TEGNA, Inc.	35,953	805,347
World Wrestling Entertainment, Inc. Class A (b)	7,111	444,011
		3,672,581
Telecommunications — 0.9%
Calix, Inc. (a)	8,909	382,285
Ciena Corp. (a)	25,165	1,525,754
Iridium Communications, Inc. (a)	21,479	866,033
ViaSat, Inc. (a)	12,087	589,846
		3,363,918
		8,658,131

	Number of Shares	Value
Consumer, Cyclical — 15.2%
Airlines — 0.2%
JetBlue Airways Corp. (a)	51,672	$772,496
Apparel — 1.7%
Capri Holdings Ltd. (a)	23,984	1,232,538
Carter’s, Inc.	6,867	631,695
Columbia Sportswear Co.	5,616	508,417
Crocs, Inc. (a)	9,561	730,460
Deckers Outdoor Corp. (a)	4,426	1,211,706
Hanesbrands, Inc.	56,737	844,814
Skechers U.S.A., Inc. Class A (a)	21,918	893,378
Urban Outfitters, Inc. (a)	10,655	267,547
		6,320,555
Auto Parts & Equipment — 1.4%
Adient PLC (a)	15,397	627,736
Dana, Inc.	23,434	411,735
Fox Factory Holding Corp. (a)	6,841	670,076
Gentex Corp.	38,429	1,120,974
The Goodyear Tire & Rubber Co. (a)	45,652	652,367
Lear Corp.	9,700	1,383,123
Visteon Corp. (a)	4,549	496,432
		5,362,443
Distribution & Wholesale — 1.1%
Avient Corp.	14,865	713,520
IAA, Inc. (a)	21,909	838,019
Univar Solutions, Inc. (a)	27,776	892,721
Watsco, Inc.	5,366	1,634,698
		4,078,958
Entertainment — 1.0%
Churchill Downs, Inc.	5,593	1,240,416
Marriott Vacations Worldwide Corp.	6,921	1,091,442
Scientific Games Corp. Class A (a)	15,681	921,259
Six Flags Entertainment Corp. (a)	12,573	546,925
		3,800,042
Home Builders — 0.8%
KB Home	13,925	450,891
Taylor Morrison Home Corp. (a)	19,967	543,502
Thor Industries, Inc. (b)	9,037	711,212
Toll Brothers, Inc.	18,257	858,444
TRI Pointe Homes, Inc. (a)	18,057	362,585
		2,926,634
Home Furnishing — 0.5%
Leggett & Platt, Inc.	21,670	754,116
MillerKnoll, Inc.	12,306	425,295
Tempur Sealy International, Inc.	31,278	873,282
		2,052,693

The accompanying notes are an integral part of the financial statements.

MM S&P Mid Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Housewares — 0.2%
The Scotts Miracle-Gro Co. (b)	6,593	$810,675
Leisure Time — 1.1%
Brunswick Corp.	12,526	1,013,228
Callaway Golf Co. (a)	19,040	445,917
Harley-Davidson, Inc.	25,001	985,039
Polaris, Inc. (b)	9,268	976,106
YETI Holdings, Inc. (a)	14,240	854,115
		4,274,405
Lodging — 1.0%
Boyd Gaming Corp.	13,325	876,518
Choice Hotels International, Inc.	5,333	756,006
Travel + Leisure Co.	14,021	812,377
Wyndham Hotels & Resorts, Inc.	15,139	1,282,122
		3,727,023
Retail — 5.9%
American Eagle Outfitters, Inc. (b)	24,931	418,841
AutoNation, Inc. (a)	6,495	646,772
BJ’s Wholesale Club Holdings, Inc. (a)	22,091	1,493,573
Casey’s General Stores, Inc.	6,029	1,194,767
Cracker Barrel Old Country Store, Inc.	3,822	453,786
Dick’s Sporting Goods, Inc. (b)	10,221	1,022,304
FirstCash Holdings, Inc.	6,538	459,883
Five Below, Inc. (a)	9,103	1,441,642
Foot Locker, Inc.	14,187	420,786
GameStop Corp. Class A (a) (b)	10,048	1,673,796
The Gap, Inc.	34,581	486,901
Kohl’s Corp.	22,610	1,367,001
Lithia Motors, Inc.	4,920	1,476,590
Macy’s, Inc.	48,624	1,184,481
MSC Industrial Direct Co., Inc. Class A	7,659	652,623
Murphy USA, Inc.	3,727	745,251
Nordstrom, Inc.	18,119	491,206
Nu Skin Enterprises, Inc. Class A	8,095	387,589
Ollie’s Bargain Outlet Holdings, Inc. (a)	9,538	409,752
Papa John’s International, Inc.	5,258	553,562
RH (a)	2,825	921,204
Texas Roadhouse, Inc.	11,316	947,489
Victoria’s Secret & Co. (a)	11,803	606,202
The Wendy’s Co.	28,678	630,056
Williams-Sonoma, Inc.	11,853	1,718,685
Wingstop, Inc.	4,846	568,678
		22,373,420

	Number of Shares	Value
Toys, Games & Hobbies — 0.3%
Mattel, Inc. (a)	56,922	$1,264,238
		57,763,582
Consumer, Non-cyclical — 15.8%
Agriculture — 0.6%
Darling Ingredients, Inc. (a)	26,290	2,113,190
Beverages — 0.2%
The Boston Beer Co., Inc. Class A (a)	1,525	592,417
Biotechnology — 1.1%
Arrowhead Pharmaceuticals, Inc. (a)	17,135	788,039
Exelixis, Inc. (a)	51,407	1,165,397
Halozyme Therapeutics, Inc. (a)	22,874	912,215
United Therapeutics Corp. (a)	7,317	1,312,743
		4,178,394
Commercial Services — 4.6%
ASGN, Inc. (a)	8,465	987,950
Avis Budget Group, Inc. (a)	6,512	1,714,610
The Brink’s Co.	7,986	543,048
Euronet Worldwide, Inc. (a)	8,588	1,117,728
FTI Consulting, Inc. (a)	5,571	875,873
Graham Holdings Co. Class B	648	396,233
Grand Canyon Education, Inc. (a)	6,438	625,194
GXO Logistics, Inc. (a)	16,019	1,142,795
H&R Block, Inc.	26,733	696,127
HealthEquity, Inc. (a)	13,583	916,038
Insperity, Inc.	5,793	581,733
John Wiley & Sons, Inc. Class A	7,074	375,134
LiveRamp Holdings, Inc. (a)	11,063	413,646
ManpowerGroup, Inc.	8,813	827,717
Paylocity Holding Corp. (a)	6,447	1,326,599
PROG Holdings, Inc. (a)	9,215	265,116
Progyny, Inc. (a)	11,313	581,488
R1 RCM, Inc. (a)	21,698	580,638
Sabre Corp. (a)	52,550	600,646
Service Corp. International	26,794	1,763,581
WEX, Inc. (a)	7,282	1,299,473
		17,631,367
Cosmetics & Personal Care — 0.1%
Coty, Inc. Class A (a)	55,875	502,316
Food — 1.7%
Flowers Foods, Inc.	32,286	830,073
Grocery Outlet Holding Corp. (a) (b)	14,196	465,345
The Hain Celestial Group, Inc. (a)	14,838	510,427
Ingredion, Inc.	10,810	942,092
Lancaster Colony Corp.	3,221	480,412
Performance Food Group Co. (a)	25,151	1,280,438
Pilgrim’s Pride Corp. (a)	7,918	198,742
Post Holdings, Inc. (a)	9,247	640,447

The accompanying notes are an integral part of the financial statements.

MM S&P Mid Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Sanderson Farms, Inc.	3,447	$646,278
Sprouts Farmers Market, Inc. (a)	18,239	583,283
		6,577,537
Health Care – Products — 3.6%
Bruker Corp.	16,509	1,061,529
Envista Holdings Corp. (a)	26,218	1,277,079
Globus Medical, Inc. Class A (a)	12,840	947,335
Haemonetics Corp. (a)	8,304	524,979
ICU Medical, Inc. (a)	3,240	721,353
Integra LifeSciences Holdings Corp. (a)	11,835	760,517
LivaNova PLC (a)	8,648	707,666
Masimo Corp. (a)	8,254	1,201,287
Neogen Corp. (a)	17,507	539,916
NuVasive, Inc. (a)	8,406	476,620
Penumbra, Inc. (a)	5,706	1,267,474
Quidel Corp. (a)	6,162	692,978
Repligen Corp. (a)	8,354	1,571,304
STAAR Surgical Co. (a)	7,734	618,024
Tandem Diabetes Care, Inc. (a)	10,323	1,200,462
		13,568,523
Health Care – Services — 2.3%
Acadia Healthcare Co., Inc. (a)	14,612	957,524
Amedisys, Inc. (a)	5,297	912,620
Chemed Corp.	2,501	1,266,881
Encompass Health Corp.	16,165	1,149,493
LHC Group, Inc. (a)	5,146	867,616
Medpace Holdings, Inc. (a)	4,671	764,129
Syneos Health, Inc. (a)	16,847	1,363,765
Tenet Healthcare Corp. (a)	17,405	1,496,134
		8,778,162
Household Products & Wares — 0.2%
Helen of Troy Ltd. (a) (b)	3,922	768,085
Pharmaceuticals — 1.4%
BellRing Brands, Inc. (a)	18,142	418,717
Jazz Pharmaceuticals PLC (a)	9,987	1,554,676
Neurocrine Biosciences, Inc. (a)	15,413	1,444,969
Option Care Health, Inc. (a)	22,503	642,686
Patterson Cos., Inc.	14,098	456,352
Perrigo Co. PLC	21,735	835,276
		5,352,676
		60,062,667
Energy — 4.3%
Energy – Alternate Sources — 0.7%
First Solar, Inc. (a)	16,066	1,345,367
SunPower Corp. (a)	13,491	289,787

	Number of Shares	Value
Sunrun, Inc. (a)	33,633	$1,021,434
		2,656,588
Oil & Gas — 2.0%
CNX Resources Corp. (a)	32,899	681,667
DTE Midstream LLC (a)	15,717	852,804
EQT Corp.	48,875	1,681,789
HF Sinclair Corp.	24,289	967,917
Murphy Oil Corp. (b)	23,591	952,841
PDC Energy, Inc.	15,822	1,149,943
Range Resources Corp. (a)	40,585	1,232,972
		7,519,933
Oil & Gas Services — 0.6%
ChampionX Corp. (a)	32,831	803,703
Nov, Inc.	63,798	1,251,079
		2,054,782
Pipelines — 1.0%
Antero Midstream Corp.	52,756	573,457
Equitrans Midstream Corp.	66,054	557,496
Targa Resources Corp.	37,202	2,807,635
		3,938,588
		16,169,891
Financial — 24.4%
Banks — 6.7%
Associated Banc-Corp.	24,307	553,227
Bank of Hawaii Corp.	6,540	548,837
Bank OZK	19,658	839,397
Cadence Bank	30,600	895,356
Cathay General Bancorp	12,308	550,783
Commerce Bancshares, Inc.	17,955	1,285,398
Cullen/Frost Bankers, Inc.	9,258	1,281,400
East West Bancorp, Inc.	23,056	1,821,885
F.N.B. Corp.	55,205	687,302
First Financial Bankshares, Inc.	20,842	919,549
First Horizon Corp.	86,761	2,038,016
Fulton Financial Corp.	26,208	435,577
Glacier Bancorp, Inc.	17,624	886,135
Hancock Whitney Corp.	14,107	735,680
Home BancShares, Inc.	24,469	552,999
International Bancshares Corp.	8,648	365,032
Old National Bancorp	47,967	785,699
PacWest Bancorp	19,430	838,016
Pinnacle Financial Partners, Inc.	12,370	1,139,030
Prosperity Bancshares, Inc.	14,975	1,038,965
Synovus Financial Corp.	23,560	1,154,440
Texas Capital Bancshares, Inc. (a)	8,225	471,375
UMB Financial Corp.	7,003	680,411
Umpqua Holdings Corp.	35,196	663,797

The accompanying notes are an integral part of the financial statements.

MM S&P Mid Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
United Bankshares, Inc.	22,160	$772,941
Valley National Bancorp	68,473	891,518
Webster Financial Corp.	29,215	1,639,546
Wintrust Financial Corp.	9,262	860,718
		25,333,029
Diversified Financial Services — 2.7%
Affiliated Managers Group, Inc.	6,605	930,975
Alliance Data Systems Corp.	8,089	454,197
Evercore, Inc. Class A	6,340	705,769
Federated Hermes, Inc.	15,735	535,934
Interactive Brokers Group, Inc. Class A	14,196	935,658
Janus Henderson Group PLC	27,466	961,859
Jefferies Financial Group, Inc.	31,436	1,032,673
Navient Corp.	25,021	426,358
SEI Investments Co.	17,096	1,029,350
SLM Corp.	45,314	831,965
Stifel Financial Corp.	16,978	1,152,806
The Western Union Co.	63,983	1,199,042
		10,196,586
Insurance — 4.7%
Alleghany Corp. (a)	2,226	1,885,422
American Financial Group, Inc.	10,759	1,566,726
Brighthouse Financial, Inc. (a)	12,652	653,602
CNO Financial Group, Inc.	19,562	490,811
Essent Group Ltd.	17,942	739,390
First American Financial Corp.	17,834	1,156,000
The Hanover Insurance Group, Inc.	5,781	864,375
Kemper Corp.	9,726	549,908
Kinsale Capital Group, Inc.	3,485	794,650
Mercury General Corp.	4,318	237,490
MGIC Investment Corp.	52,046	705,223
Old Republic International Corp.	46,390	1,200,109
Primerica, Inc.	6,416	877,837
Reinsurance Group of America, Inc.	10,914	1,194,646
RenaissanceRe Holdings Ltd.	7,146	1,132,713
RLI Corp.	6,475	716,329
Selective Insurance Group, Inc.	9,781	874,030
Unum Group	33,218	1,046,699
Voya Financial, Inc.	17,547	1,164,244
		17,850,204
Real Estate — 0.5%
Jones Lang LaSalle, Inc. (a)	8,200	1,963,572
Real Estate Investment Trusts (REITS) — 9.5%
American Campus Communities, Inc.	22,609	1,265,426
Apartment Income REIT Corp.	25,506	1,363,551
Brixmor Property Group, Inc.	48,392	1,248,997
Camden Property Trust	16,604	2,759,585

	Number of Shares	Value
Corporate Office Properties Trust	18,250	$520,855
Cousins Properties, Inc.	24,158	973,326
Douglas Emmett, Inc.	28,512	952,871
EastGroup Properties, Inc.	6,610	1,343,681
EPR Properties	12,154	664,945
First Industrial Realty Trust, Inc.	21,169	1,310,573
Healthcare Realty Trust, Inc.	23,972	658,751
Highwoods Properties, Inc.	17,042	779,501
Hudson Pacific Properties, Inc.	24,774	687,478
JBG SMITH Properties	18,548	541,973
Kilroy Realty Corp.	17,067	1,304,260
Kite Realty Group Trust	35,584	810,248
Lamar Advertising Co. Class A	14,106	1,638,835
Life Storage, Inc.	13,326	1,871,370
The Macerich Co.	34,613	541,347
Medical Properties Trust, Inc.	96,967	2,049,882
National Retail Properties, Inc.	28,536	1,282,408
National Storage Affiliates Trust	13,314	835,587
Omega Healthcare Investors, Inc.	38,827	1,209,849
Park Hotels & Resorts, Inc.	38,422	750,382
Pebblebrook Hotel Trust	21,346	522,550
Physicians Realty Trust	35,791	627,774
PotlatchDeltic Corp.	11,221	591,683
PS Business Parks, Inc.	3,268	549,285
Rayonier, Inc.	23,619	971,213
Rexford Industrial Realty, Inc.	26,038	1,942,174
Sabra Health Care REIT, Inc.	37,154	553,223
SL Green Realty Corp. (b)	10,415	845,490
Spirit Realty Capital, Inc.	20,748	954,823
STORE Capital Corp.	39,872	1,165,459
		36,089,355
Savings & Loans — 0.3%
New York Community Bancorp, Inc.	75,553	809,928
Washington Federal, Inc.	10,597	347,794
		1,157,722
		92,590,468
Industrial — 19.5%
Aerospace & Defense — 0.6%
Curtiss-Wright Corp.	6,376	957,420
Hexcel Corp.	13,631	810,636
Mercury Systems, Inc. (a)	9,221	594,293
		2,362,349
Building Materials — 2.5%
Builders FirstSource, Inc. (a)	31,114	2,008,098
Eagle Materials, Inc.	6,419	823,943
Lennox International, Inc.	5,470	1,410,494
Louisiana-Pacific Corp.	14,296	888,068
MDU Resources Group, Inc.	33,039	880,489

The accompanying notes are an integral part of the financial statements.

MM S&P Mid Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Owens Corning	16,327	$1,493,921
Simpson Manufacturing Co., Inc.	7,058	769,604
Trex Co., Inc. (a)	18,704	1,221,932
		9,496,549
Electrical Components & Equipment — 1.2%
Acuity Brands, Inc.	5,690	1,077,117
Belden, Inc.	7,295	404,143
Energizer Holdings, Inc.	10,650	327,594
EnerSys	6,702	499,768
Littelfuse, Inc.	4,002	998,139
Universal Display Corp.	7,044	1,175,996
		4,482,757
Electronics — 3.3%
Arrow Electronics, Inc. (a)	11,059	1,311,929
Avnet, Inc.	16,079	652,647
Coherent, Inc. (a)	4,025	1,100,274
Hubbell, Inc.	8,840	1,624,527
II-VI, Inc. (a) (b)	17,277	1,252,410
Jabil, Inc.	23,313	1,439,111
National Instruments Corp.	21,427	869,722
nVent Electric PLC	27,334	950,676
TD SYNNEX Corp.	6,734	695,016
Vicor Corp. (a)	3,485	245,867
Vishay Intertechnology, Inc.	21,562	422,615
Vontier Corp.	27,468	697,412
Woodward, Inc.	10,248	1,280,078
		12,542,284
Engineering & Construction — 1.5%
AECOM	22,965	1,763,942
Dycom Industries, Inc. (a)	4,904	467,155
EMCOR Group, Inc.	8,672	976,727
Fluor Corp. (a)	22,976	659,182
MasTec, Inc. (a)	9,562	832,850
TopBuild Corp. (a)	5,349	970,255
		5,670,111
Environmental Controls — 0.8%
Clean Harbors, Inc. (a)	8,133	907,968
Stericycle, Inc. (a)	14,925	879,381
Tetra Tech, Inc.	8,773	1,447,019
		3,234,368
Hand & Machine Tools — 1.1%
Kennametal, Inc.	13,500	386,235
Lincoln Electric Holdings, Inc.	9,594	1,322,149
MSA Safety, Inc.	5,924	786,115
Regal Rexnord Corp.	11,009	1,637,919
		4,132,418

	Number of Shares	Value
Machinery – Construction & Mining — 0.4%
Oshkosh Corp.	10,821	$1,089,134
Terex Corp.	11,341	404,420
		1,493,554
Machinery – Diversified — 3.1%
AGCO Corp.	9,970	1,455,919
Chart Industries, Inc. (a)	5,773	991,628
Cognex Corp.	28,725	2,216,134
Colfax Corp. (a)	22,086	878,802
Flowserve Corp.	21,165	759,823
Graco, Inc.	27,615	1,925,318
The Middleby Corp. (a)	9,038	1,481,690
The Toro Co.	17,045	1,457,177
Watts Water Technologies, Inc. Class A	4,477	624,944
		11,791,435
Metal Fabricate & Hardware — 0.7%
Crane Co.	8,110	878,151
The Timken Co.	11,216	680,811
Valmont Industries, Inc.	3,448	822,693
Worthington Industries, Inc.	5,296	272,267
		2,653,922
Miscellaneous - Manufacturing — 1.6%
Axon Enterprise, Inc. (a)	11,124	1,532,109
Carlisle Cos., Inc.	8,495	2,089,090
Donaldson Co., Inc.	20,071	1,042,287
ITT, Inc.	13,908	1,046,021
Trinity Industries, Inc.	13,289	456,610
		6,166,117
Packaging & Containers — 0.8%
AptarGroup, Inc.	10,695	1,256,662
Greif, Inc. Class A	4,314	280,669
Silgan Holdings, Inc.	13,634	630,300
Sonoco Products Co.	15,975	999,396
		3,167,027
Transportation — 1.7%
Kirby Corp. (a)	9,767	705,080
Knight-Swift Transportation Holdings, Inc.	26,964	1,360,603
Landstar System, Inc.	6,124	923,683
Ryder System, Inc.	8,724	692,075
Saia, Inc. (a)	4,279	1,043,306
Werner Enterprises, Inc.	9,727	398,807
XPO Logistics, Inc. (a)	16,028	1,166,838
		6,290,392

The accompanying notes are an integral part of the financial statements.

MM S&P Mid Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Trucking & Leasing — 0.2%
GATX Corp.	5,768	$711,367
		74,194,650
Technology — 8.9%
Computers — 2.2%
CACI International, Inc. Class A (a)	3,790	1,141,775
Genpact Ltd.	27,703	1,205,357
KBR, Inc.	22,793	1,247,461
Kyndryl Holdings, Inc. (a)	29,133	382,225
Lumentum Holdings, Inc. (a)	11,731	1,144,946
MAXIMUS, Inc.	10,061	754,072
NCR Corp. (a)	21,447	861,955
Qualys, Inc. (a)	5,425	772,574
Science Applications International Corp.	9,251	852,665
		8,363,030
Office & Business Equipment — 0.1%
Xerox Holdings Corp.	19,941	402,210
Semiconductors — 3.3%
Amkor Technology, Inc.	16,289	353,797
Azenta, Inc.	12,172	1,008,815
Cirrus Logic, Inc. (a)	9,307	789,141
CMC Materials, Inc.	4,643	860,812
Lattice Semiconductor Corp. (a)	22,249	1,356,077
MKS Instruments, Inc.	9,011	1,351,650
Power Integrations, Inc.	9,612	890,840
Semtech Corp. (a)	10,469	725,920
Silicon Laboratories, Inc. (a)	6,206	932,141
SiTime Corp. (a)	2,435	603,442
Synaptics, Inc. (a)	6,422	1,281,189
Wolfspeed, Inc. (a)	20,078	2,286,081
		12,439,905
Software — 3.3%
ACI Worldwide, Inc. (a)	19,101	601,491
Aspen Technology, Inc. (a)	10,831	1,791,123
Blackbaud, Inc. (a)	7,264	434,896
CDK Global, Inc.	18,974	923,654
CommVault Systems, Inc. (a)	7,240	480,374
Concentrix Corp.	6,970	1,160,923
Digital Turbine, Inc. (a)	14,336	628,060
Envestnet, Inc. (a)	8,878	660,878
Fair Isaac Corp. (a)	4,270	1,991,784
Manhattan Associates, Inc. (a)	10,261	1,423,303
SailPoint Technologies Holding, Inc. (a)	15,153	775,531
Teradata Corp. (a)	17,629	868,934

	Number of Shares	Value
Ziff Davis, Inc. (a)	7,835	$758,271
		12,499,222
		33,704,367
Utilities — 3.3%
Electric — 1.5%
ALLETE, Inc.	8,542	572,143
Black Hills Corp.	10,369	798,620
Hawaiian Electric Industries, Inc.	17,760	751,425
IDACORP, Inc.	8,208	946,875
NorthWestern Corp. (b)	8,787	531,526
OGE Energy Corp.	32,523	1,326,288
PNM Resources, Inc.	13,946	664,806
		5,591,683
Gas — 1.3%
National Fuel Gas Co.	14,857	1,020,676
New Jersey Resources Corp.	15,607	715,737
ONE Gas, Inc.	8,707	768,306
Southwest Gas Holdings, Inc.	10,703	837,938
Spire, Inc.	8,408	603,358
UGI Corp.	34,088	1,234,667
		5,180,682
Water — 0.5%
Essential Utilities, Inc.	37,369	1,910,677
		12,683,042

TOTAL COMMON STOCK (Cost $290,259,293)		377,200,506

TOTAL EQUITIES (Cost $290,259,293)		377,200,506

MUTUAL FUNDS — 0.8%
Diversified Financial Services — 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio (c)	3,004,853	3,004,853

TOTAL MUTUAL FUNDS (Cost $3,004,853)		3,004,853

TOTAL LONG-TERM INVESTMENTS (Cost $293,264,146)		380,205,359

The accompanying notes are an integral part of the financial statements.

MM S&P Mid Cap Index Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.2%
Repurchase Agreement — 1.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/22, 0.000%, due 4/01/22 (d)	$3,735,348	$3,735,348
U.S. Treasury Bill — 0.2%
U.S. Treasury Bill
0.315% 6/30/22 (e) (f)	930,000	928,803

TOTAL SHORT-TERM INVESTMENTS (Cost $4,664,628)		4,664,151

TOTAL INVESTMENTS — 101.3% (Cost $297,928,774) (g)		384,869,510

Other Assets/(Liabilities) — (1.3)%		(4,884,709)

NET ASSETS — 100.0%		$379,984,801

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2022, was $8,926,124 or 2.35% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $6,147,558 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Represents investment of security lending cash collateral. (Note 2).
(d)

Maturity value of $3,735,348. Collateralized by U.S. Government Agency obligations with a rate of 0.500%, maturity date of 4/15/24, and an aggregate market value, including accrued interest, of $3,810,073.

(e)	The rate shown represents yield-to-maturity.
(f)	All or a portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(g)	See Note 6 for aggregate cost for federal tax purposes.

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
S&P Mid Cap 400 E Mini Index	6/17/22	18	$4,666,990	$173,570

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments
March 31, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.3%
COMMON STOCK — 98.3%
Basic Materials — 3.4%
Chemicals — 1.8%
AdvanSix, Inc.	2,194	$112,092
American Vanguard Corp.	2,340	47,549
Amyris, Inc. (a)	14,134	61,624
Balchem Corp.	2,586	353,506
Cabot Corp.	4,499	307,777
Codexis, Inc. (a)	4,804	99,059
Danimer Scientific, Inc. (a) (b)	7,166	41,993
Ecovyst, Inc.	4,765	55,083
Ferro Corp. (a)	6,587	143,201
GCP Applied Technologies, Inc. (a)	5,370	168,725
H.B. Fuller Co.	4,244	280,401
Hawkins, Inc.	1,546	70,961
Ingevity Corp. (a)	3,185	204,063
Innospec, Inc.	1,969	182,231
Intrepid Potash, Inc. (a)	799	65,630
Koppers Holdings, Inc.	1,648	45,353
Kronos Worldwide, Inc.	1,803	27,983
Marrone Bio Innovations, Inc. (a) (b)	8,677	9,371
Minerals Technologies, Inc.	2,662	176,091
Oil-Dri Corp. of America	385	11,030
Orion Engineered Carbons SA	4,849	77,439
Quaker Chemical Corp.	1,080	186,635
Rayonier Advanced Materials, Inc. (a)	5,062	33,257
Rogers Corp. (a)	1,500	407,550
Sensient Technologies Corp.	3,393	284,842
Stepan Co.	1,732	171,139
Trinseo PLC	3,122	149,606
Tronox Holdings PLC Class A	9,188	181,831
Unifi, Inc. (a)	1,073	19,421
Valhi, Inc.	205	6,009
Zymergen, Inc. (a)	6,134	17,727
		3,999,179
Forest Products & Paper — 0.1%
Clearwater Paper Corp. (a)	1,295	36,299
Glatfelter Corp.	3,483	43,120
Neenah, Inc.	1,347	53,422
Schweitzer-Mauduit International, Inc.	2,507	68,942
		201,783
Iron & Steel — 0.4%
Allegheny Technologies, Inc. (a)	10,214	274,144
Carpenter Technology Corp.	3,819	160,322
Commercial Metals Co.	9,642	401,300
Schnitzer Steel Industries, Inc. Class A	2,111	109,645
		945,411

	Number of Shares	Value
Mining — 1.1%
Arconic Corp. (a)	8,557	$219,230
Century Aluminum Co. (a)	4,116	108,292
Coeur Mining, Inc. (a)	20,437	90,945
Compass Minerals International, Inc.	2,741	172,107
Constellium SE (a)	9,957	179,226
Energy Fuels, Inc. (a) (b)	12,389	113,359
Ferroglobe Representation & Warranty Insurance Trust (a) (c) (d)	10,133	—
Gatos Silver, Inc. (a)	3,764	16,261
Hecla Mining Co.	42,582	279,764
Kaiser Aluminum Corp.	1,266	119,207
Livent Corp. (a) (b)	12,986	338,545
MP Materials Corp. (a)	6,080	348,627
Novagold Resources, Inc. (a)	18,948	146,468
Perpetua Resources Corp. (a)	2,707	11,099
PolyMet Mining Corp. (a)	2,489	10,429
United States Lime & Minerals, Inc.	158	18,334
Ur-Energy, Inc. (a) (b)	14,602	23,363
Uranium Energy Corp. (a) (b)	21,182	97,225
		2,292,481
		7,438,854
Communications — 4.1%
Advertising — 0.1%
Advantage Solutions, Inc. (a) (b)	6,012	38,357
Boston Omaha Corp. Class A (a) (b)	1,622	41,150
Clear Channel Outdoor Holdings, Inc. (a)	29,082	100,624
Entravision Communications Corp. Class A	4,907	31,454
Fluent, Inc. (a) (b)	3,843	7,993
National CineMedia, Inc.	5,001	12,702
Quotient Technology, Inc. (a)	7,160	45,681
Stagwell, Inc. (a)	4,817	34,875
		312,836
Internet — 1.8%
1-800-Flowers.com, Inc. Class A (a)	2,159	27,549
1stdibs.com, Inc. (a)	1,622	12,960
aka Brands Holding Corp. (a)	842	3,722
Cargurus, Inc. (a)	7,654	324,989
CarParts.com, Inc. (a) (b)	3,872	25,942
Cars.com, Inc. (a)	5,483	79,120
ChannelAdvisor Corp. (a)	2,323	38,492
Cogent Communications Holdings, Inc.	3,413	226,453
Comscore, Inc. (a)	5,879	17,108
Couchbase, Inc. (a)	1,918	33,412
Digital Media Solutions, Inc. Class A (a)	308	1,121

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
ePlus, Inc. (a)	2,137	$119,800
Eventbrite, Inc. Class A (a)	6,111	90,259
Everquote, Inc. Class A (a)	1,525	24,674
fuboTV, Inc. (a)	10,829	71,147
Groupon, Inc. (a) (b)	1,839	35,364
HealthStream, Inc. (a)	2,000	39,840
HyreCar, Inc. (a)	1,597	3,801
Lands’ End, Inc. (a)	1,100	18,612
Limelight Networks, Inc. (a) (b)	9,968	52,033
Liquidity Services, Inc. (a)	1,892	32,391
Liveone, Inc. Common Stock Usd.001 (a)	5,133	4,189
Lulu’s Fashion Lounge Holdings, Inc. (a)	494	3,349
Magnite, Inc. (a)	10,402	137,410
MediaAlpha, Inc. Class A (a)	1,668	27,605
Mimecast Ltd. (a)	4,971	395,493
Open Lending Corp. Class A (a)	8,353	157,955
Overstock.com, Inc. (a)	3,446	151,641
Perficient, Inc. (a)	2,610	287,335
Q2 Holdings, Inc. (a)	4,379	269,965
QuinStreet, Inc. (a)	3,991	46,296
RealReal, Inc. (a) (b)	6,380	46,319
Revolve Group, Inc. (a)	2,879	154,574
Shutterstock, Inc.	1,879	174,897
Solo Brands, Inc. Class A (a) (b)	1,323	11,285
Stitch Fix, Inc. Class A (a)	6,518	65,636
TechTarget, Inc. (a)	2,093	170,119
TrueCar, Inc. (a)	7,730	30,533
Tucows, Inc. Class A (a)	786	53,684
Upwork, Inc. (a)	9,449	219,595
VirnetX Holding Corp. (a) (b)	5,235	8,533
Yelp, Inc. (a)	5,734	195,587
		3,890,789
Media — 0.7%
AMC Networks, Inc. Class A (a)	2,333	94,790
Audacy, Inc. (a)	9,573	27,666
CuriosityStream, Inc. (a)	2,351	6,818
The E.W. Scripps Co. Class A (a)	4,590	95,426
Gannett Co., Inc. (a)	11,241	50,697
Gray Television, Inc.	6,853	151,246
Hemisphere Media Group, Inc. (a)	1,462	6,681
Houghton Mifflin Harcourt Co. (a)	10,190	214,092
iHeartMedia, Inc. Class A (a)	8,976	169,916
Liberty Latin America Ltd. Class A (a)	3,238	31,408
Liberty Latin America Ltd. Class C (a)	12,361	118,542
Scholastic Corp.	2,215	89,220
Sinclair Broadcast Group, Inc. Class A	3,681	103,142
TEGNA, Inc.	17,731	397,174

	Number of Shares	Value
Thryv Holdings, Inc. (a)	628	$17,659
Value Line, Inc.	91	6,097
WideOpenWest, Inc. (a)	4,204	73,318
		1,653,892
Telecommunications — 1.5%
A10 Networks, Inc.	4,837	67,476
ADTRAN, Inc.	3,917	72,269
Anterix, Inc. (a)	929	53,789
ATN International, Inc.	911	36,331
Aviat Networks, Inc. (a)	859	26,431
CalAmp Corp. (a) (b)	2,728	19,942
Calix, Inc. (a)	4,423	189,791
Cambium Networks Corp. (a)	826	19,527
Casa Systems, Inc. (a)	2,649	11,974
Clearfield, Inc. (a) (b)	915	59,676
Consolidated Communications Holdings, Inc. (a) (b)	5,976	35,258
Credo Technology Group Holding Ltd. (a)	1,731	26,363
DZS, Inc. (a)	1,395	19,349
EchoStar Corp. Class A (a)	2,988	72,728
Extreme Networks, Inc. (a)	10,176	124,249
Globalstar, Inc. (a) (b)	48,553	71,373
Gogo, Inc. (a)	4,738	90,306
Harmonic, Inc. (a) (b)	7,253	67,380
IDT Corp. Class B (a)	1,145	39,033
Infinera Corp. (a) (b)	14,639	126,920
InterDigital, Inc.	2,480	158,224
Iridium Communications, Inc. (a)	9,466	381,669
KVH Industries, Inc. (a) (b)	1,199	10,911
Maxar Technologies, Inc.	5,814	229,420
NeoPhotonics Corp. (a)	4,177	63,532
NETGEAR, Inc. (a)	2,314	57,110
Ooma, Inc. (a)	1,843	27,627
Plantronics, Inc. (a)	3,415	134,551
Preformed Line Products Co. (b)	247	15,665
Ribbon Communications, Inc. (a)	5,736	17,724
Shenandoah Telecommunications Co.	3,869	91,231
Telephone & Data Systems, Inc.	8,098	152,890
Telesat Corp. (a) (b)	520	8,580
United States Cellular Corp. (a)	1,196	36,155
Viavi Solutions, Inc. (a)	18,391	295,727
Vonage Holdings Corp. (a)	20,331	412,516
		3,323,697
		9,181,214
Consumer, Cyclical — 12.3%
Airlines — 0.3%
Allegiant Travel Co. (a)	1,231	199,902

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Frontier Group Holdings, Inc. (a)	2,835	$32,121
Hawaiian Holdings, Inc. (a)	4,052	79,824
Mesa Air Group, Inc. (a)	2,753	12,113
SkyWest, Inc. (a)	3,989	115,083
Spirit Airlines, Inc. (a)	7,868	172,073
Sun Country Airlines Holdings, Inc. (a)	2,580	67,544
		678,660
Apparel — 0.6%
Crocs, Inc. (a)	4,671	356,864
Fossil Group, Inc. (a) (b)	3,761	36,256
Kontoor Brands, Inc.	4,152	171,685
Oxford Industries, Inc.	1,287	116,473
PLBY Group, Inc. (a)	2,417	31,639
Rocky Brands, Inc.	537	22,334
Steven Madden Ltd.	6,468	249,924
Superior Group of Cos, Inc.	955	17,047
Torrid Holdings, Inc. (a)	1,338	8,108
Urban Outfitters, Inc. (a)	5,499	138,080
Wolverine World Wide, Inc.	6,502	146,685
		1,295,095
Auto Manufacturers — 0.3%
Arcimoto, Inc. (a) (b)	2,313	15,289
Blue Bird Corp. (a) (b)	1,408	26,499
Canoo, Inc. (a) (b)	8,461	46,705
Fisker, Inc. (a) (b)	13,089	168,848
Hyliion Holdings Corp. (a)	9,249	40,973
Lordstown Motors Corp. Class A (a) (b)	12,140	41,397
Nikola Corp. (a) (b)	18,308	196,079
REV Group, Inc.	2,756	36,930
Wabash National Corp.	3,898	57,846
Workhorse Group, Inc. (a) (b)	12,331	61,655
XL Fleet Corp. (a)	9,136	18,181
		710,402
Auto Parts & Equipment — 1.3%
Adient PLC (a)	7,599	309,811
Aeva Technologies, Inc. (a)	8,246	35,705
American Axle & Manufacturing Holdings, Inc. (a)	9,059	70,298
Commercial Vehicle Group, Inc. (a)	2,490	21,040
Cooper-Standard Holdings, Inc. (a)	1,336	11,717
Dana, Inc.	11,667	204,989
Dorman Products, Inc. (a)	2,122	201,654
Douglas Dynamics, Inc.	1,797	62,158
Fox Factory Holding Corp. (a)	3,389	331,953
Gentherm, Inc. (a)	2,669	194,944
The Goodyear Tire & Rubber Co. (a)	22,167	316,766

	Number of Shares	Value
Meritor, Inc. (a)	5,443	$193,607
Methode Electronics, Inc.	2,969	128,409
Miller Industries, Inc.	871	24,527
Motorcar Parts of America, Inc. (a) (b)	1,485	26,478
Romeo Power, Inc. (a) (b)	7,656	11,407
The Shyft Group, Inc.	2,788	100,675
Standard Motor Products, Inc.	1,692	72,993
Tenneco, Inc. Class A (a)	5,461	100,045
Titan International, Inc. (a)	4,105	60,467
Velodyne Lidar, Inc. (a)	6,092	15,596
Visteon Corp. (a)	2,228	243,142
XPEL, Inc. (a) (b)	1,443	75,916
		2,814,297
Distribution & Wholesale — 0.9%
A-Mark Precious Metals, Inc.	720	55,685
Avient Corp.	7,289	349,872
EVI Industries, Inc. (a) (b)	408	7,585
G-III Apparel Group Ltd. (a)	3,525	95,351
Global Industrial Co.	1,041	33,551
H&E Equipment Services, Inc.	2,578	112,195
Ideanomics, Inc. (a) (b)	39,966	44,762
KAR Auction Services, Inc. (a)	9,685	174,814
Resideo Technologies, Inc. (a)	11,576	275,856
ScanSource, Inc. (a)	2,021	70,311
Titan Machinery, Inc. (a)	1,529	43,209
Veritiv Corp. (a)	1,151	153,762
VSE Corp.	832	38,347
WESCO International, Inc. (a)	3,569	464,470
		1,919,770
Entertainment — 1.6%
Accel Entertainment, Inc. (a)	4,497	54,773
AMC Entertainment Holdings, Inc. Class A (a)	41,369	1,019,332
Bally’s Corp. (a)	2,612	80,293
Chicken Soup For The Soul Entertainment, Inc. (a)	642	5,130
Cinemark Holdings, Inc. (a)	8,649	149,455
Eros STX Global Corp. (a) (b)	1,379	3,847
Esports Technologies, Inc. (a) (b)	1,181	7,960
Everi Holdings, Inc. (a)	6,844	143,724
GAN Ltd. (a)	3,249	15,660
Golden Entertainment, Inc. (a)	1,379	80,079
Golden Nugget Online Gaming, Inc. (a)	3,078	21,885
Hall of Fame Resort & Entertainment Co. (a) (b)	5,043	5,598
IMAX Corp. (a)	3,991	75,550
International Game Technology PLC (b)	8,014	197,786

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Liberty Media Corp-Liberty Braves Class A (a) (b)	780	$22,448
Liberty Media Corp-Liberty Braves Class C (a)	2,938	82,000
Lions Gate Entertainment Corp. Class A (a)	4,586	74,522
Lions Gate Entertainment Corp. Class B (a)	9,551	143,552
Madison Square Garden Entertainment Corp. (a)	2,092	174,285
Monarch Casino & Resort, Inc. (a)	1,054	91,940
NEOGAMES SA (a)	808	12,467
RCI Hospitality Holdings, Inc.	700	43,022
Red Rock Resorts, Inc. Class A	4,302	208,905
Rush Street Interactive, Inc. (a) (b)	4,097	29,785
Scientific Games Corp. Class A (a)	7,706	452,727
SeaWorld Entertainment, Inc. (a)	4,039	300,663
		3,497,388
Food Services — 0.1%
Healthcare Services Group, Inc.	5,998	111,383
Sovos Brands, Inc. (a)	2,038	28,899
		140,282
Home Builders — 1.1%
Beazer Homes USA, Inc. (a)	2,297	34,960
Cavco Industries, Inc. (a)	740	178,229
Century Communities, Inc.	2,408	128,996
Forestar Group, Inc. (a)	1,422	25,255
Green Brick Partners, Inc. (a)	2,458	48,570
Hovnanian Enterprises, Inc. Class A (a)	409	24,172
Installed Building Products, Inc.	1,900	160,531
KB Home	6,373	206,358
Landsea Homes Corp. (a)	947	8,097
LCI Industries	1,986	206,167
LGI Homes, Inc. (a)	1,731	169,084
M.D.C. Holdings, Inc.	4,586	173,534
M/I Homes, Inc. (a)	2,291	101,606
Meritage Home Corp. (a)	2,966	234,996
Skyline Champion Corp. (a)	4,213	231,209
Taylor Morrison Home Corp. (a)	9,583	260,849
TRI Pointe Homes, Inc. (a)	8,873	178,170
Winnebago Industries, Inc.	2,591	139,992
		2,510,775
Home Furnishing — 0.4%
Aterian, Inc. (a) (b)	2,382	5,788
Daktronics, Inc. (a)	3,229	12,399
Ethan Allen Interiors, Inc.	1,802	46,978
Flexsteel Industries, Inc.	548	10,576

	Number of Shares	Value
Hamilton Beach Brands Holding Co. Class A	647	$7,525
Hooker Furnishings Corp.	956	18,107
iRobot Corp. (a)	2,149	136,247
The Lovesac Co. (a)	1,015	54,871
MillerKnoll, Inc.	5,956	205,839
Purple Innovation, Inc. (a) (b)	4,706	27,530
Sleep Number Corp. (a)	1,774	89,959
Snap One Holdings Corp. (a)	1,378	20,325
Sonos, Inc. (a) (b)	10,277	290,017
Traeger, Inc. (a) (b)	2,399	17,849
Universal Electronics, Inc. (a)	1,036	32,365
VOXX International Corp. (a)	1,303	12,991
Weber, Inc. Class A (b)	1,789	17,586
		1,006,952
Housewares — 0.0%
Lifetime Brands, Inc.	1,061	13,623
Tupperware Brands Corp. (a) (b)	3,909	76,030
		89,653
Leisure Time — 0.5%
Acushnet Holdings Corp.	2,744	110,473
Callaway Golf Co. (a)	9,269	217,080
Camping World Holdings, Inc. Class A (b)	3,346	93,521
Clarus Corp.	2,115	48,180
Drive Shack, Inc. (a) (b)	7,212	11,106
Escalade, Inc.	824	10,877
F45 Training Holdings, Inc. (a)	2,576	27,563
Johnson Outdoors, Inc. Class A	428	33,268
Liberty TripAdvisor Holdings, Inc. Class A (a)	5,395	11,060
Life Time Group Holdings, Inc. (a)	3,091	44,943
Lindblad Expeditions Holdings, Inc. (a) (b)	2,398	36,162
Malibu Boats, Inc. Class A (a)	1,659	96,239
Marine Products Corp. (b)	735	8,489
MasterCraft Boat Holdings, Inc. (a)	1,508	37,112
Nautilus, Inc. (a)	2,644	10,893
OneSpaWorld Holdings Ltd. (a)	4,243	43,279
OneWater Marine, Inc. Class A	895	30,833
Vista Outdoor, Inc. (a)	4,523	161,426
Xponential Fitness, Inc. (a)	961	22,526
		1,055,030
Lodging — 0.2%
Bluegreen Vacations Holding Corp. (a)	1,175	34,745
Century Casinos, Inc. (a)	2,147	25,657
Full House Resorts, Inc. (a)	2,571	24,707
Hilton Grand Vacations, Inc. (a)	6,866	357,101
The Marcus Corp. (a)	1,859	32,904

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Target Hospitality Corp. (a)	1,942	$11,652
		486,766
Office Furnishings — 0.1%
CompX International, Inc.	141	3,316
HNI Corp.	3,490	129,305
Interface, Inc.	4,637	62,924
Kimball International, Inc. Class B	2,754	23,271
Steelcase, Inc. Class A	6,852	81,882
		300,698
Retail — 4.8%
Abercrombie & Fitch Co. Class A (a)	4,486	143,507
Academy Sports & Outdoors, Inc.	6,301	248,259
America’s Car-Mart, Inc. (a)	473	38,105
American Eagle Outfitters, Inc. (b)	12,195	204,876
Arko Corp.	6,669	60,688
Asbury Automotive Group, Inc. (a)	1,857	297,491
Aspen Aerogels, Inc. (a)	1,767	60,926
Barnes & Noble Education, Inc. (a)	3,620	12,960
Bassett Furniture Industries, Inc.	723	11,973
Beacon Roofing Supply, Inc. (a)	4,468	264,863
Bed Bath & Beyond, Inc. (a) (b)	7,766	174,968
Big 5 Sporting Goods Corp. (b)	1,653	28,349
Big Lots, Inc.	2,422	83,801
Biglari Holdings, Inc. Class B (a)	63	9,110
BJ’s Restaurants, Inc. (a)	1,788	50,600
BJ’s Wholesale Club Holdings, Inc. (a)	10,992	743,169
Bloomin’ Brands, Inc.	7,107	155,928
BlueLinx Holdings, Inc. (a)	739	53,119
Boot Barn Holdings, Inc. (a)	2,345	222,283
Brinker International, Inc. (a)	3,545	135,277
The Buckle, Inc.	2,395	79,131
Caleres, Inc.	2,941	56,850
Cannae Holdings, Inc. (a)	6,778	162,130
CarLotz, Inc. (a)	5,473	7,498
Carrols Restaurant Group, Inc.	2,892	6,536
The Cato Corp. Class A	1,498	21,961
The Cheesecake Factory, Inc. (a)	3,694	146,984
Chico’s FAS, Inc. (a)	9,565	45,912
The Children’s Place, Inc. (a)	1,101	54,279
Chuy’s Holdings, Inc. (a)	1,573	42,471
Citi Trends, Inc. (a) (b)	620	18,988
Clean Energy Fuels Corp. (a)	12,420	98,615
Conn’s, Inc. (a) (b)	1,417	21,836
The Container Store Group, Inc. (a)	2,444	19,967
Cracker Barrel Old Country Store, Inc.	1,902	225,824
Dave & Buster’s Entertainment, Inc. (a)	3,509	172,292

	Number of Shares	Value
Denny’s Corp. (a)	4,959	$70,963
Designer Brands, Inc. Class A (a)	4,878	65,902
Dillard’s, Inc. Class A	435	116,750
Dine Brands Global, Inc.	1,308	101,959
Duluth Holdings, Inc. Class B (a)	1,013	12,389
El Pollo Loco Holdings, Inc. (a)	1,554	18,057
Fiesta Restaurant Group, Inc. (a)	1,454	10,869
First Watch Restaurant Group, Inc. (a) (b)	805	10,505
FirstCash Holdings, Inc.	3,182	223,822
Franchise Group, Inc.	2,273	94,170
Genesco, Inc. (a)	1,149	73,088
GMS, Inc. (a)	3,427	170,562
Group 1 Automotive, Inc.	1,335	224,053
GrowGeneration Corp. (a) (b)	4,387	40,404
Guess?, Inc.	3,221	70,379
Haverty Furniture Cos., Inc.	1,274	34,933
Hibbett, Inc.	1,093	48,464
Jack in the Box, Inc.	1,698	158,610
JOANN, Inc.	889	10,144
Kirkland’s, Inc. (a)	1,051	9,764
Kura Sushi USA, Inc. Class A (a)	342	18,861
La-Z-Boy, Inc.	3,519	92,796
Lazydays Holdings, Inc. (a) (b)	639	12,895
LL Flooring Holdings, Inc. (a) (b)	2,350	32,947
Macy’s, Inc.	24,180	589,025
MarineMax, Inc. (a)	1,693	68,160
MedAvail Holdings, Inc. (a)	895	869
Movado Group, Inc.	1,245	48,617
Murphy USA, Inc.	1,873	374,525
National Vision Holdings, Inc. (a)	6,644	289,479
Noodles & Co. (a)	3,098	18,495
Nu Skin Enterprises, Inc. Class A	3,984	190,754
The ODP Corp. (a)	3,697	169,434
The ONE Group Hospitality, Inc. (a)	1,689	17,751
OptimizeRx Corp. (a)	1,372	51,738
Papa John’s International, Inc.	2,654	279,413
Party City Holdco, Inc. (a)	9,024	32,306
Patrick Industries, Inc.	1,820	109,746
PC Connection, Inc.	885	46,365
PetMed Express, Inc. (b)	1,612	41,590
Portillo’s, Inc. Class A (a)	1,827	44,871
PriceSmart, Inc.	1,968	155,216
Red Robin Gourmet Burgers, Inc. (a)	1,198	20,198
Regis Corp. (a) (b)	3,819	8,096
Rite Aid Corp. (a) (b)	4,409	38,579
Rush Enterprises, Inc. Class A	3,398	172,992
Rush Enterprises, Inc. Class B	508	24,562
Ruth’s Hospitality Group, Inc.	2,643	60,472

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Sally Beauty Holdings, Inc. (a)	8,806	$137,638
Shake Shack, Inc. Class A (a)	2,998	203,564
Shift Technologies, Inc. (a) (b)	5,008	11,018
Shoe Carnival, Inc.	1,403	40,911
Signet Jewelers Ltd.	4,237	308,030
Sonic Automotive, Inc. Class A	1,736	73,797
Sportsman’s Warehouse Holdings, Inc. (a)	3,441	36,784
Sweetgreen, Inc. Class A (a) (b)	1,008	32,246
Texas Roadhouse, Inc.	5,618	470,395
Tilly’s, Inc. Class A	1,846	17,279
TravelCenters of America, Inc. (a)	991	42,573
Vera Bradley, Inc. (a)	2,192	16,813
Wingstop, Inc.	2,393	280,819
Winmark Corp.	278	61,160
World Fuel Services Corp.	5,016	135,633
Zumiez, Inc. (a)	1,563	59,722
		10,686,447
Textiles — 0.1%
UniFirst Corp.	1,209	222,795
Toys, Games & Hobbies — 0.0%
Funko, Inc. Class A (a)	2,101	36,242
		27,451,252
Consumer, Non-cyclical — 23.0%
Agriculture — 0.3%
22nd Century Group, Inc. (a) (b)	13,068	30,318
The Andersons, Inc.	2,529	127,107
AppHarvest, Inc. (a)	5,715	30,718
Cadiz, Inc. (a)	1,812	3,751
Fresh Del Monte Produce, Inc.	2,684	69,542
Greenlane Holdings, Inc. Class A (a) (b)	1,759	985
Limoneira Co.	1,273	18,688
Tejon Ranch Co. (a)	1,691	30,878
Turning Point Brands, Inc.	1,145	38,941
Universal Corp.	1,942	112,772
Vector Group Ltd.	11,515	138,641
Vital Farms, Inc. (a)	1,931	23,867
		626,208
Beverages — 0.4%
Celsius Holdings, Inc. (a) (b)	4,322	238,488
Coca-Cola Consolidated, Inc.	377	187,312
The Duckhorn Portfolio, Inc. (a)	2,859	52,005
MGP Ingredients, Inc. (b)	1,138	97,401
National Beverage Corp.	1,882	81,867
NewAge, Inc. (a)	12,130	7,048
Primo Water Corp.	12,575	179,194
The Vita Coco Co., Inc. (a)	989	8,861

	Number of Shares	Value
Zevia PBC (a)	878	$4,013
		856,189
Biotechnology — 6.1%
2seventy bio, Inc. (a)	1,911	32,602
4D Molecular Therapeutics, Inc. (a)	2,293	34,670
89bio, Inc. (a)	828	3,122
9 Meters Biopharma, Inc. (a)	19,815	11,875
Absci Corp. (a) (b)	4,559	38,432
ACADIA Pharmaceuticals, Inc. (a)	9,575	231,906
Acumen Pharmaceuticals, Inc. (a)	2,227	8,708
Adagio Therapeutics, Inc. (a)	4,481	20,433
Adicet Bio, Inc. (a)	2,108	42,097
Adverum Biotechnologies, Inc. (a)	7,163	9,384
Aerovate Therapeutics, Inc. (a)	1,056	19,356
Affimed NV (a)	9,146	39,968
Agenus, Inc. (a)	17,428	42,873
Akero Therapeutics, Inc. (a)	2,094	29,714
Akouos, Inc. (a)	2,098	9,966
Alaunos Therapeutics, Inc. (a)	17,475	11,401
Albireo Pharma, Inc. (a)	1,329	39,644
Aldeyra Therapeutics, Inc. (a)	3,685	16,380
Aligos Therapeutics, Inc. (a)	1,862	4,003
Allakos, Inc. (a)	2,986	17,020
Allogene Therapeutics, Inc. (a)	5,401	49,203
Allovir, Inc. (a)	2,488	16,794
Alpha Teknova, Inc. (a)	608	8,396
Alpine Immune Sciences, Inc. (a) (b)	950	8,522
Altimmune, Inc. (a)	3,045	18,544
ALX Oncology Holdings, Inc. (a)	1,395	23,575
Amicus Therapeutics, Inc. (a)	21,026	199,116
AnaptysBio, Inc. (a)	1,517	37,531
Anavex Life Sciences Corp. (a)	5,357	65,945
Angion Biomedica Corp. (a) (b)	1,827	3,873
ANI Pharmaceuticals, Inc. (a)	856	24,062
Annexon, Inc. (a)	2,736	7,469
Apellis Pharmaceuticals, Inc. (a)	6,279	319,036
Applied Molecular Transport, Inc. (a) (b)	2,100	15,792
Applied Therapeutics, Inc. (a)	1,457	3,074
Arbutus Biopharma Corp. (a) (b)	7,020	20,920
Arcellx, Inc. (a)	707	9,912
Arcturus Therapeutics Holdings, Inc. (a)	1,676	45,185
Arcus Biosciences, Inc. (a)	3,588	113,237
Arcutis Biotherapeutics, Inc. (a)	2,170	41,794
Ardelyx, Inc. (a)	8,661	9,267
Arrowhead Pharmaceuticals, Inc. (a)	8,216	377,854
Atara Biotherapeutics, Inc. (a)	6,928	64,361
Atea Pharmaceuticals, Inc. (a)	5,312	38,353

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Athersys, Inc. (a) (b)	18,483	$11,191
Athira Pharma, Inc. (a)	2,618	35,343
Atossa Therapeutics, Inc. (a)	9,284	11,605
Atreca, Inc. Class A (a)	2,196	6,961
Aura Biosciences, Inc. (a)	493	10,846
Avalo Therapeutics, Inc. (a)	5,371	3,892
Avid Bioservices, Inc. (a)	4,830	98,387
Avidity Biosciences, Inc. (a)	2,991	55,244
Avrobio, Inc. (a)	3,316	4,377
Axsome Therapeutics, Inc. (a) (b)	2,219	91,844
Beam Therapeutics, Inc. (a)	4,096	234,701
Berkeley Lights, Inc. (a)	3,835	27,267
BioAtla, Inc. (a)	1,403	7,015
BioCryst Pharmaceuticals, Inc. (a)	14,415	234,388
Biodesix, Inc. (a) (b)	1,174	1,984
Biohaven Pharmaceutical Holding Co. Ltd. (a)	4,461	528,941
Biomea Fusion, Inc. (a)	1,897	8,461
Black Diamond Therapeutics, Inc. (a)	2,088	5,784
Bluebird Bio, Inc. (a)	5,327	25,836
Blueprint Medicines Corp. (a)	4,681	299,022
Bolt Biotherapeutics, Inc. (a)	2,040	5,590
Bridgebio Pharma, Inc. (a)	8,458	85,849
Brooklyn ImmunoTherapeutics, Inc. (a) (b)	2,698	5,531
C4 Therapeutics, Inc. (a)	3,071	74,502
Cara Therapeutics, Inc. (a)	3,519	42,756
Cardiff Oncology, Inc. (a)	3,315	8,221
Caribou Biosciences, Inc. (a)	3,970	36,445
Cassava Sciences, Inc. (a) (b)	3,061	113,686
CEL-SCI Corp. (a)	2,999	11,786
Celldex Therapeutics, Inc. (a)	3,676	125,205
Century Therapeutics, Inc. (a)	1,418	17,853
Cerevel Therapeutics Holdings, Inc. (a)	3,259	114,098
ChemoCentryx, Inc. (a) (b)	4,314	108,152
Chinook Therapeutics, Inc. (a)	3,212	52,548
ChromaDex Corp. (a)	3,607	8,873
CinCor Pharma, Inc. (a)	939	16,470
Clene, Inc. (a) (b)	1,884	7,423
Codex DNA, Inc. (a) (b)	810	4,350
Codiak Biosciences, Inc. (a)	1,426	8,941
Cogent Biosciences, Inc. (a)	2,882	21,586
Cortexyme, Inc. (a)	1,560	9,656
Crinetics Pharmaceuticals, Inc. (a)	3,670	80,556
Cue Biopharma, Inc. (a)	2,416	11,790
Cullinan Oncology, Inc. (a)	2,026	21,212
Curis, Inc. (a)	7,307	17,391
Cymabay Therapeutics, Inc. (a)	6,933	21,562

	Number of Shares	Value
Cyteir Therapeutics, Inc. (a) (b)	1,627	$6,134
Cytek Biosciences, Inc. (a)	7,807	84,159
CytomX Therapeutics, Inc. (a)	5,220	13,937
Day One Biopharmaceuticals, Inc. (a) (b)	1,845	18,302
Deciphera Pharmaceuticals, Inc. (a)	3,223	29,877
Denali Therapeutics, Inc. (a)	7,275	234,037
Design Therapeutics, Inc. (a)	2,080	33,592
DICE Therapeutics, Inc. (a)	1,063	20,335
Dynavax Technologies Corp. (a)	8,619	93,430
Dyne Therapeutics, Inc. (a)	2,309	22,259
Edgewise Therapeutics, Inc. (a) (b)	3,147	30,526
Editas Medicine, Inc. (a)	5,466	103,963
Eiger BioPharmaceuticals, Inc. (a)	2,645	21,953
Eliem Therapeutics, Inc. (a)	505	4,237
Emergent BioSolutions, Inc. (a)	3,920	160,955
Entrada Therapeutics, Inc. (a)	939	8,817
Epizyme, Inc. (a)	11,364	13,069
Erasca, Inc. (a) (b)	5,084	43,722
Esperion Therapeutics, Inc. (a)	4,500	20,880
Evelo Biosciences, Inc. (a) (b)	2,392	8,109
Evolus, Inc. (a)	2,698	30,272
Exagen, Inc. (a)	771	6,191
EyePoint Pharmaceuticals, Inc. (a) (b)	1,960	23,814
Fate Therapeutics, Inc. (a)	6,491	251,656
FibroGen, Inc. (a)	6,877	82,662
Finch Therapeutics Group, Inc. (a)	686	3,451
Forma Therapeutics Holdings, Inc. (a)	2,628	24,440
Forte Biosciences, Inc. (a)	1,006	1,469
Frequency Therapeutics, Inc. (a)	2,772	5,877
Gemini Therapeutics, Inc. (a)	2,082	2,894
Generation Bio Co., (a)	3,412	25,044
Geron Corp. (a) (b)	24,740	33,646
Global Blood Therapeutics, Inc. (a)	4,951	171,503
Gossamer Bio, Inc. (a)	4,917	42,680
Graphite Bio, Inc. (a)	2,330	11,883
Greenwich Lifesciences, Inc. (a)	366	7,181
GT Biopharma, Inc. (a)	1,653	4,761
Halozyme Therapeutics, Inc. (a)	11,083	441,990
Harvard Bioscience, Inc. (a)	3,208	19,922
Homology Medicines, Inc. (a)	3,681	11,190
Humanigen, Inc. (a)	3,643	10,965
iBio, Inc. (a)	19,120	8,187
Icosavax, Inc. (a)	2,059	14,495
Ideaya Biosciences, Inc. (a)	2,663	29,799
IGM Biosciences, Inc. (a)	719	19,219
Ikena Oncology, Inc. (a)	2,331	14,219
Imago Biosciences, Inc. (a)	1,631	31,429
Immunic, Inc. (a)	1,526	17,244

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
ImmunityBio, Inc. (a)	5,649	$31,691
ImmunoGen, Inc. (a)	17,141	81,591
Immunovant, Inc. (a)	3,279	18,067
Impel Neuropharma, Inc. (a) (b)	508	3,236
Infinity Pharmaceuticals, Inc. (a)	7,598	8,662
Inhibrx, Inc. (a)	2,221	49,484
Innoviva, Inc. (a)	3,457	66,893
Inovio Pharmaceuticals, Inc. (a)	16,455	59,073
Inozyme Pharma, Inc. (a) (b)	1,299	5,313
Insmed, Inc. (a)	9,421	221,393
Instil Bio, Inc. (a) (b)	4,297	46,193
Intercept Pharmaceuticals, Inc. (a) (b)	2,054	33,419
Intra-Cellular Therapies, Inc. (a)	6,435	393,758
iTeos Therapeutics, Inc. (a)	1,613	51,906
IVERIC bio, Inc. (a)	9,206	154,937
Janux Therapeutics, Inc. (a)	1,365	19,574
Kaleido Biosciences, Inc. (a) (b)	1,851	3,054
Karuna Therapeutics, Inc. (a)	1,773	224,799
Karyopharm Therapeutics, Inc. (a) (b)	5,688	41,921
KemPharm, Inc. (a) (b)	2,328	11,710
Keros Therapeutics, Inc. (a)	1,245	67,703
Kezar Life Sciences, Inc. (a)	3,026	50,292
Kiniksa Pharmaceuticals Ltd. Class A (a)	2,269	22,554
Kinnate Biopharma, Inc. (a)	2,121	23,882
Kodiak Sciences, Inc. (a)	2,578	19,902
Kronos Bio, Inc. (a)	3,011	21,770
Krystal Biotech, Inc. (a)	1,609	107,063
Kymera Therapeutics, Inc. (a)	2,746	116,211
Lexicon Pharmaceuticals, Inc. (a)	5,834	12,193
Ligand Pharmaceuticals, Inc. (a)	1,206	135,663
Lineage Cell Therapeutics, Inc. (a) (b)	10,494	16,161
Lucid Diagnostics, Inc. (a)	508	1,707
MacroGenics, Inc. (a)	4,739	41,751
Magenta Therapeutics, Inc. (a) (b)	2,446	7,093
MaxCyte, Inc. (a) (b)	7,988	55,836
MEI Pharma, Inc. (a)	10,429	6,283
MeiraGTx Holdings PLC (a) (b)	2,432	33,683
Mersana Therapeutics, Inc. (a)	5,563	22,196
Mind Medicine MindMed, Inc. (a) (b)	26,185	29,065
MiNK Therapeutics, Inc. (a)	190	428
Molecular Templates, Inc. (a)	3,203	11,050
Monte Rosa Therapeutics, Inc. (a) (b)	2,282	31,994
Mustang Bio, Inc. (a)	6,638	6,704
Myriad Genetics, Inc. (a)	6,329	159,491
NeoGenomics, Inc. (a)	9,066	110,152
NGM Biopharmaceuticals, Inc. (a)	2,481	37,835
Nkarta, Inc. (a)	1,179	13,417
Nurix Therapeutics, Inc. (a)	2,578	36,118

	Number of Shares	Value
Nuvalent, Inc., Class A (a) (b)	1,502	$20,863
Nuvation Bio, Inc. (a)	12,676	66,676
Olema Pharmaceuticals, Inc. (a)	1,972	8,401
Omega Therapeutics, Inc. (a)	1,758	10,970
Omeros Corp. (a) (b)	4,891	29,395
Oncocyte Corp. (a) (b)	4,457	6,641
Oncorus, Inc. (a)	1,929	3,434
Oncternal Therapeutics, Inc. (a)	4,061	5,645
Organogenesis Holdings, Inc. (a)	5,470	41,681
Oyster Point Pharma, Inc. (a) (b)	967	11,256
Phathom Pharmaceuticals, Inc. (a) (b)	1,564	21,286
Pliant Therapeutics, Inc. (a)	1,927	13,508
Portage Biotech, Inc. (a)	416	2,733
Poseida Therapeutics, Inc. (a)	2,268	10,161
Praxis Precision Medicines, Inc. (a)	2,707	27,638
Precigen, Inc. (a)	7,664	16,171
Precision BioSciences, Inc. (a)	4,008	12,345
Prelude Therapeutics, Inc. (a) (b)	967	6,672
Prothena Corp. PLC (a)	2,892	105,760
Provention Bio, Inc. (a)	4,540	33,233
PTC Therapeutics, Inc. (a)	5,546	206,921
Puma Biotechnology, Inc. (a)	2,428	6,993
Pyxis Oncology, Inc. (a)	954	3,854
Radius Health, Inc. (a)	3,836	33,872
Rain Therapeutics, Inc. (a)	1,381	7,002
Rallybio Corp. (a)	1,307	9,123
RAPT Therapeutics, Inc. (a)	1,666	36,635
Recursion Pharmaceuticals, Inc. Class A (a)	9,188	65,786
REGENXBIO, Inc. (a)	3,153	104,648
Relay Therapeutics, Inc. (a)	5,594	167,428
Replimune Group, Inc. (a)	2,362	40,107
Revolution Medicines, Inc. (a)	4,736	120,815
Rigel Pharmaceuticals, Inc. (a)	13,509	40,392
Rocket Pharmaceuticals, Inc. (a)	3,268	51,830
Rubius Therapeutics, Inc. (a)	3,757	20,701
Sana Biotechnology, Inc. (a) (b)	6,869	56,738
Sangamo Therapeutics, Inc. (a)	9,403	54,631
Scholar Rock Holding Corp. (a)	2,306	29,724
Seelos Therapeutics, Inc. (a)	8,547	7,161
Seer, Inc. (a) (b)	3,295	50,216
Selecta Biosciences, Inc. (a)	7,634	9,390
Sensei Biotherapeutics, Inc. (a)	1,919	4,433
Sesen Bio, Inc. (a) (b)	14,729	8,877
Shattuck Labs, Inc. (a)	2,329	9,922
Sigilon Therapeutics, Inc. (a)	1,190	1,749
Silverback Therapeutics, Inc. (a)	1,882	6,606
Singular Genomics Systems, Inc. (a)	3,661	23,101
Solid Biosciences, Inc. (a)	5,218	6,262

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Sorrento Therapeutics, Inc. (a)	23,799	$55,452
SpringWorks Therapeutics, Inc. (a)	2,333	131,675
Spruce Biosciences, Inc. (a)	876	1,761
SQZ Biotechnologies Co. (a)	1,989	9,567
Stoke Therapeutics, Inc. (a)	1,493	31,428
Surface Oncology, Inc. (a)	2,685	7,894
Sutro Biopharma, Inc. (a)	3,517	28,910
Syndax Pharmaceuticals, Inc. (a)	3,919	68,112
Talaris Therapeutics, Inc. (a)	1,785	17,564
Tarsus Pharmaceuticals, Inc. (a)	626	10,529
Taysha Gene Therapies, Inc. (a)	1,650	10,758
TCR2 Therapeutics, Inc. (a)	2,745	7,576
Tenaya Therapeutics, Inc. (a) (b)	2,256	26,576
Terns Pharmaceuticals, Inc. (a)	1,189	3,531
TG Therapeutics, Inc. (a)	10,345	98,381
Theravance Biopharma, Inc. (a)	4,764	45,544
Theseus Pharmaceuticals, Inc. (a)	857	9,881
TransMedics Group, Inc. (a) (b)	2,067	55,685
Travere Therapeutics, Inc. (a)	4,718	121,583
Turning Point Therapeutics, Inc. (a)	3,670	98,539
Twist Bioscience Corp. (a)	4,421	218,309
Tyra Biosciences, Inc. (a)	979	10,475
UroGen Pharma Ltd. (a) (b)	1,634	14,232
Vaxart, Inc. (a)	9,743	49,105
VBI Vaccines, Inc. (a)	14,571	24,188
Ventyx Biosciences, Inc. (a)	914	12,403
Vera Therapeutics, Inc. (a)	1,073	25,205
Veracyte, Inc. (a)	5,387	148,520
Verastem, Inc. (a)	13,984	19,717
Vericel Corp. (a)	3,716	142,026
Veru, Inc. (a)	5,081	24,541
Verve Therapeutics, Inc. (a)	2,909	66,383
Vigil Neuroscience, Inc. (a)	588	4,134
Viking Therapeutics, Inc. (a)	5,511	16,533
Vincerx Pharma, Inc. (a)	1,513	6,052
Vir Biotechnology, Inc. (a)	4,806	123,610
Viracta Therapeutics, Inc. (a)	2,991	14,237
VistaGen Therapeutics, Inc. (a)	15,963	19,794
Vor BioPharma, Inc. (a)	1,578	9,531
WaVe Life Sciences Ltd. (a)	3,328	6,656
Werewolf Therapeutics, Inc. (a)	1,870	8,228
XBiotech, Inc.	1,110	9,590
Xencor, Inc. (a)	4,500	120,060
Xilio Therapeutics, Inc. (a)	671	4,744
XOMA Corp. (a) (b)	505	14,130
Zentalis Pharmaceuticals, Inc. (a)	2,914	134,452
		13,692,924

	Number of Shares	Value
Commercial Services — 5.3%
2U, Inc. (a) (b)	5,811	$77,170
The Aaron’s Co., Inc.	2,500	50,200
ABM Industries, Inc.	5,403	248,754
Acacia Research Corp. (a)	4,113	18,550
Adtalem Global Education, Inc. (a)	3,965	117,800
AirSculpt Technologies, Inc. (a)	583	7,975
Alarm.com Holdings, Inc. (a)	3,790	251,883
Alta Equipment Group, Inc. (a)	1,548	19,133
American Public Education, Inc. (a)	1,534	32,582
AMN Healthcare Services, Inc. (a)	3,780	394,367
API Group Corp. (a)	16,172	340,097
Arlo Technologies, Inc. (a)	6,753	59,832
ASGN, Inc. (a)	4,082	476,410
Avis Budget Group, Inc. (a)	3,313	872,313
Barrett Business Services, Inc.	596	46,172
BrightView Holdings, Inc. (a)	3,780	51,446
The Brink’s Co.	3,850	261,800
Carriage Services, Inc.	1,231	65,649
Cass Information Systems, Inc.	1,091	40,269
CBIZ, Inc. (a)	3,931	164,984
Cimpress PLC (a)	1,406	89,408
CoreCivic, Inc. (a)	9,603	107,266
Corvel Corp. (a)	697	117,403
Coursera, Inc. (a)	5,835	134,438
CRA International, Inc.	576	48,534
Cross Country Healthcare, Inc. (a)	2,883	62,475
Custom Truck One Source, Inc. (a)	4,629	38,837
Deluxe Corp.	3,407	103,028
Emerald Holding, Inc. (a)	2,159	7,341
Ennis, Inc.	2,100	38,787
European Wax Center, Inc. (a)	1,079	31,895
EVERTEC, Inc.	4,852	198,592
Evo Payments, Inc. Class A (a)	3,790	87,511
First Advantage Corp. (a)	4,409	89,018
Forrester Research, Inc. (a)	901	50,834
Franklin Covey Co. (a)	1,003	45,356
Graham Holdings Co. Class B	306	187,110
Green Dot Corp. Class A (a)	4,277	117,532
The Hackett Group, Inc.	1,959	45,175
HealthEquity, Inc. (a)	6,556	442,137
Heidrick & Struggles International, Inc.	1,555	61,547
Herc Holdings, Inc.	2,000	334,180
HireQuest, Inc. (b)	454	8,680
Huron Consulting Group, Inc. (a)	1,737	79,572
I3 Verticals, Inc. Class A (a)	1,699	47,334
ICF International, Inc.	1,484	139,704
Insperity, Inc.	2,913	292,523

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
John Wiley & Sons, Inc. Class A	3,461	$183,537
Kelly Services, Inc. Class A	2,820	61,166
Kforce, Inc.	1,632	120,719
Korn Ferry	4,319	280,476
Landec Corp. (a)	2,040	23,623
Laureate Education, Inc. Class A	7,935	94,030
LiveRamp Holdings, Inc. (a)	5,290	197,793
Marathon Digital Holdings, Inc. (a) (b)	7,649	213,790
Medifast, Inc.	923	157,630
MoneyGram International, Inc. (a)	7,175	75,768
Monro, Inc.	2,655	117,723
Multiplan Corp. (a) (b)	26,126	122,270
National Research Corp. Class A	1,108	43,932
Paya Holdings, Inc. (a)	6,746	39,532
Perdoceo Education Corp. (a)	5,599	64,277
Priority Technology Holdings, Inc. (a)	894	5,141
PROG Holdings, Inc. (a)	4,524	130,156
Progyny, Inc. (a)	5,158	265,121
R1 RCM, Inc. (a)	9,515	254,621
Remitly Global, Inc. (a)	1,075	10,610
Rent the Runway, Inc. Class A (a)	1,300	8,957
Rent-A-Center, Inc.	5,283	133,079
Repay Holdings Corp. (a)	6,925	102,282
Resources Connection, Inc.	2,478	42,473
Riot Blockchain, Inc. (a)	8,613	182,337
ShotSpotter, Inc. (a)	694	19,238
SP Plus Corp. (a)	1,849	57,985
Sterling Check Corp. (a)	1,351	35,707
StoneMor, Inc. (a)	2,423	6,324
Strategic Education, Inc.	1,952	129,574
Stride, Inc. (a)	3,322	120,688
Team, Inc. (a)	2,417	5,342
Textainer Group Holdings Ltd.	3,778	143,828
Transcat, Inc. (a)	566	45,925
TriNet Group, Inc. (a)	3,251	319,768
Triton International Ltd.	5,352	375,603
TrueBlue, Inc. (a)	2,803	80,979
Udemy, Inc. (a)	1,178	14,678
Vectrus, Inc. (a)	947	33,959
Viad Corp. (a)	1,613	57,487
Vivint Smart Home, Inc. (a)	7,315	49,449
Willdan Group, Inc. (a)	883	27,099
WillScot Mobile Mini Holdings Corp. (a)	16,719	654,214
WW International, Inc. (a)	4,171	42,669
		11,755,162
Cosmetics & Personal Care — 0.2%
The Beauty Health Co. (a)	6,987	117,941
Edgewell Personal Care Co.	4,355	159,698

	Number of Shares	Value
elf Beauty, Inc. (a)	3,856	$99,600
The Honest Co., Inc. (a)	6,610	34,438
Inter Parfums, Inc.	1,432	126,088
Revlon, Inc. Class A (a)	656	5,294
		543,059
Food — 1.7%
AquaBounty Technologies, Inc. (a)	4,798	8,972
B&G Foods, Inc.	5,141	138,704
Cal-Maine Foods, Inc.	3,277	180,956
Calavo Growers, Inc.	1,361	49,608
The Chefs’ Warehouse, Inc. (a)	2,511	81,859
HF Foods Group, Inc. (a)	2,850	18,981
Hostess Brands, Inc. (a)	11,083	243,161
Ingles Markets, Inc. Class A	1,130	100,627
J&J Snack Foods Corp.	1,184	183,638
John B Sanfilippo & Son, Inc.	712	59,409
Krispy Kreme, Inc. (b)	6,823	101,322
Laird Superfood, Inc. (a)	518	1,870
Lancaster Colony Corp.	1,523	227,155
Mission Produce, Inc. (a)	3,051	38,595
Nathan’s Famous, Inc.	223	12,080
Natural Grocers by Vitamin Cottage, Inc.	730	14,308
Performance Food Group Co. (a)	12,147	618,404
Sanderson Farms, Inc.	1,631	305,796
Seneca Foods Corp. Class A (a)	465	23,966
The Simply Good Foods Co. (a)	6,823	258,933
SpartanNash Co.	2,882	95,077
Sprouts Farmers Market, Inc. (a)	9,054	289,547
Tattooed Chef, Inc. (a) (b)	3,746	47,125
Tootsie Roll Industries, Inc.	1,253	43,802
TreeHouse Foods, Inc. (a)	4,166	134,395
United Natural Foods, Inc. (a)	4,616	190,872
Utz Brands, Inc. (b)	4,786	70,737
Village Super Market, Inc. Class A	717	17,567
Weis Markets, Inc.	1,323	94,489
Whole Earth Brands, Inc. (a)	2,896	20,735
		3,672,690
Health Care – Products — 3.9%
Accelerate Diagnostics, Inc. (a) (b)	2,969	4,275
Accuray, Inc. (a)	7,212	23,872
Acutus Medical, Inc. (a)	1,689	2,348
Akoya Biosciences, Inc. (a)	996	10,946
Alphatec Holdings, Inc. (a)	5,648	64,952
AngioDynamics, Inc. (a)	2,998	64,577
Apyx Medical Corp. (a)	2,630	17,174
Artivion, Inc. (a)	3,038	64,952
Asensus Surgical, Inc. (a) (b)	19,522	12,236

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Aspira Women’s Health, Inc. (a)	6,270	$6,521
AtriCure, Inc. (a)	3,588	235,624
Atrion Corp.	112	79,856
Avanos Medical, Inc. (a)	3,855	129,143
Avita Medical, Inc. (a) (b)	1,957	16,595
AxoGen, Inc. (a)	3,029	24,050
Axonics Inc. (a)	3,670	229,742
BioLife Solutions, Inc. (a)	850	19,321
Bionano Genomics, Inc. (a) (b)	23,317	60,158
Bioventus, Inc. Class A (a)	2,287	32,247
Butterfly Network, Inc. (a)	10,652	50,704
Cardiovascular Systems, Inc. (a)	3,170	71,642
CareDx, Inc. (a)	4,046	149,662
Castle Biosciences, Inc. (a)	1,704	76,441
Celcuity, Inc. (a)	874	8,172
Cerus Corp. (a)	13,419	73,670
ClearPoint Neuro, Inc. (a)	1,516	15,782
CONMED Corp.	2,327	345,676
Cue Health, Inc. (a)	1,277	8,237
Cutera, Inc. (a) (b)	1,411	97,359
Cvrx, Inc. (a)	983	5,888
CytoSorbents Corp. (a) (b)	3,625	11,564
Dermtech, Inc. (a) (b)	1,909	28,024
Eargo, Inc. (a) (b)	2,381	12,595
Glaukos Corp. (a)	3,647	210,870
Haemonetics Corp. (a)	4,042	255,535
Hanger, Inc. (a)	2,985	54,715
Inari Medical, Inc. (a)	2,758	249,985
InfuSystem Holdings, Inc. (a) (b)	1,453	14,239
Inogen, Inc. (a)	1,580	51,224
Inspire Medical Systems, Inc. (a)	2,155	553,167
Integer Holdings Corp. (a)	2,628	211,738
Intersect ENT, Inc. (a)	2,662	74,563
Invacare Corp. (a)	3,007	4,240
iRadimed Corp.	499	22,375
iRhythm Technologies, Inc. (a)	2,364	372,259
IsoPlexis Corp. (a) (b)	795	2,727
Lantheus Holdings, Inc. (a)	5,399	298,619
LeMaitre Vascular, Inc.	1,513	70,309
LivaNova PLC (a)	4,283	350,478
Meridian Bioscience, Inc. (a)	3,419	88,757
Merit Medical Systems, Inc. (a)	4,114	273,663
MiMedx Group, Inc. (a)	8,769	41,302
NanoString Technologies, Inc. (a)	3,627	126,038
Natus Medical, Inc. (a)	2,702	71,009
Neogen Corp. (a)	8,624	265,964
NeuroPace, Inc. (a)	605	4,967
Nevro Corp. (a)	2,770	200,354
NuVasive, Inc. (a)	4,149	235,248

	Number of Shares	Value
Omnicell, Inc. (a)	3,508	$454,251
OraSure Technologies, Inc. (a) (b)	5,635	38,205
Ortho Clinical Diagnostics Holdings PLC Class H (a)	9,656	180,181
Orthofix Medical, Inc. (a)	1,503	49,148
OrthoPediatrics Corp. (a)	1,107	59,767
Pacific Biosciences of California, Inc. (a)	15,565	141,641
Paragon 28, Inc. (a)	669	11,199
PAVmed, Inc. (a) (b)	6,333	8,360
PROCEPT BioRobotics Corp. (a)	595	20,819
Pulmonx Corp. (a) (b)	2,071	51,382
Pulse Biosciences, Inc. (a) (b)	1,252	6,085
Quanterix Corp. (a)	2,465	71,953
Quotient Ltd. (a) (b)	6,831	8,197
Rapid Micro Biosystems, Inc., Class A (a) (b)	1,397	9,486
Retractable Technologies, Inc. (a) (b)	1,555	7,386
RxSight, Inc. (a)	1,432	17,728
SeaSpine Holdings Corp. (a)	2,577	31,336
Sera Prognostics, Inc., Class A (a)	689	2,611
Shockwave Medical, Inc. (a)	2,704	560,701
SI-BONE, Inc. (a)	2,595	58,647
Sientra, Inc. (a) (b)	4,812	10,683
Silk Road Medical, Inc. (a)	2,748	113,465
STAAR Surgical Co. (a)	3,807	304,217
Stereotaxis, Inc. (a)	3,990	14,883
Surmodics, Inc. (a) (b)	1,070	48,503
Tactile Systems Technology, Inc. (a)	1,555	31,349
Talis Biomedical Corp. (a)	1,170	1,650
Treace Medical Concepts, Inc. (a)	2,387	45,138
Utah Medical Products, Inc.	269	24,172
Varex Imaging Corp. (a)	3,073	65,424
ViewRay, Inc. (a)	11,962	46,891
Zynex, Inc. (b)	1,854	11,550
		8,665,358
Health Care – Services — 1.8%
Accolade, Inc. (a) (b)	4,067	71,416
Addus HomeCare Corp. (a)	1,231	114,840
Agiliti, Inc. (a)	1,934	40,807
American Well Corp. Class A (a)	14,594	61,441
Aveanna Healthcare Holdings, Inc. (a)	3,203	10,922
Bright Health Group, Inc. (a) (b)	20,477	39,521
Brookdale Senior Living, Inc. (a)	14,817	104,460
Community Health Systems, Inc. (a)	9,957	118,190
The Ensign Group, Inc.	4,211	379,032
Fulgent Genetics, Inc. (a)	1,673	104,412
Innovage Holding Corp. (a) (b)	1,311	8,417
Inotiv, Inc. (a) (b)	1,420	37,176

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Invitae Corp. (a)	15,958	$127,185
The Joint Corp. (a)	1,089	38,540
LHC Group, Inc. (a)	2,447	412,564
LifeStance Health Group, Inc. (a) (b)	5,741	58,041
MEDNAX, Inc. (a)	6,094	143,087
Medpace Holdings, Inc. (a)	2,320	379,529
ModivCare, Inc. (a)	995	114,813
National HealthCare Corp.	1,007	70,722
Neuronetics, Inc. (a)	2,256	6,836
Ontrak, Inc. (a)	856	1,939
OPKO Health, Inc. (a) (b)	31,935	109,856
The Pennant Group, Inc. (a)	2,097	39,067
Personalis, Inc. (a)	2,800	22,932
RadNet, Inc. (a)	3,634	81,293
Select Medical Holdings Corp.	8,844	212,167
SOC Telemed, Inc. (a)	5,091	15,222
Surgery Partners, Inc. (a)	2,750	151,387
Tenet Healthcare Corp. (a)	8,515	731,949
Thorne HealthTech, Inc. (a)	652	4,147
Tivity Health, Inc. (a)	3,522	113,303
U.S. Physical Therapy, Inc.	1,022	101,638
Vapotherm, Inc. (a)	1,796	24,964
Viemed Healthcare, Inc. (a)	2,805	13,969
		4,065,784
Household Products & Wares — 0.4%
ACCO Brands Corp.	7,446	59,568
Central Garden & Pet Co. (a)	790	34,728
Central Garden & Pet Co. Class A (a)	3,207	130,782
Helen of Troy Ltd. (a) (b)	1,932	378,363
Quanex Building Products Corp.	2,680	56,253
WD-40 Co.	1,095	200,637
		860,331
Pharmaceuticals — 2.9%
Aclaris Therapeutics, Inc. (a)	4,071	70,184
AdaptHealth Corp. (a)	5,736	91,948
Aeglea BioTherapeutics, Inc. (a)	3,519	8,094
Aerie Pharmaceuticals, Inc. (a) (b)	3,445	31,350
Agios Pharmaceuticals, Inc. (a)	4,340	126,337
Akebia Therapeutics, Inc. (a)	14,346	10,299
Alector, Inc. (a)	4,663	66,448
Alkermes PLC (a)	12,837	337,741
Amneal Pharmaceuticals, Inc. (a)	8,135	33,923
Amphastar Pharmaceuticals, Inc. (a)	2,957	106,156
Ampio Pharmaceuticals, Inc. (a)	16,889	7,938
Amylyx Pharmaceuticals, Inc. (a)	778	9,997
Anika Therapeutics, Inc. (a)	1,174	29,479
Antares Pharma, Inc. (a)	13,338	54,686
Arvinas, Inc. (a)	3,771	253,788

	Number of Shares	Value
Athenex, Inc. (a)	7,899	$6,552
BellRing Brands, Inc. (a)	9,025	208,297
Beyondspring, Inc. (a) (b)	1,900	4,180
Bioxcel Therapeutics, Inc. (a)	1,357	28,375
Catalyst Pharmaceuticals, Inc. (a)	7,762	64,347
Chimerix, Inc. (a)	5,928	27,150
Citius Pharmaceuticals, Inc. (a) (b)	10,143	18,156
Clovis Oncology, Inc. (a) (b)	9,449	19,087
Coherus Biosciences, Inc. (a)	5,151	66,499
Collegium Pharmaceutical, Inc. (a)	2,748	55,949
Corcept Therapeutics, Inc. (a)	6,993	157,482
CorMedix, Inc. (a) (b)	3,096	16,966
Covetrus, Inc. (a)	8,277	138,971
Cytokinetics, Inc. (a)	6,348	233,670
Durect Corp. (a)	17,499	11,723
Eagle Pharmaceuticals, Inc. (a)	901	44,591
Enanta Pharmaceuticals, Inc. (a)	1,564	111,326
Endo International PLC (a)	18,130	41,880
Foghorn Therapeutics, Inc. (a)	1,526	23,241
Fortress Biotech, Inc. (a)	6,011	8,175
Fulcrum Therapeutics, Inc. (a) (b)	2,173	51,391
G1 Therapeutics, Inc. (a) (b)	3,115	23,674
Gritstone bio, Inc. (a)	3,425	14,111
Harmony Biosciences Holdings, Inc. (a)	1,837	89,370
Harpoon Therapeutics, Inc. (a)	1,690	8,399
Heron Therapeutics, Inc. (a)	7,273	41,602
Heska Corp. (a)	783	108,273
Hookipa Pharma, Inc. (a)	1,621	3,696
Immuneering Corp. Class A (a)	1,480	9,576
Intellia Therapeutics, Inc. (a)	5,586	405,935
Ironwood Pharmaceuticals, Inc. (a)	11,734	147,614
Jounce Therapeutics, Inc. (a)	2,693	18,285
Kala Pharmaceuticals, Inc. (a) (b)	4,090	5,644
KalVista Pharmaceuticals, Inc. (a)	1,814	26,738
Kura Oncology, Inc. (a)	5,072	81,558
Landos Biopharma, Inc. (a)	475	701
Lyell Immunopharma, Inc. (a) (b)	11,823	59,706
Madrigal Pharmaceuticals, Inc. (a)	941	92,331
MannKind Corp. (a) (b)	19,712	72,540
Marinus Pharmaceuticals, Inc. (a) (b)	2,993	27,985
Mirum Pharmaceuticals, Inc. (a)	311	6,848
Morphic Holding, Inc. (a)	1,690	67,854
Nature’s Sunshine Products, Inc. (a)	998	16,786
Neoleukin Therapeutics, Inc. (a)	3,134	5,892
NexImmune, Inc. (a)	1,519	6,395
Ocugen, Inc. (a)	14,708	48,536
Ocular Therapeutix, Inc. (a)	6,249	30,933
Option Care Health, Inc. (a)	12,740	363,854

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Oramed Pharmaceuticals, Inc. (a)	3,019	$26,114
ORIC Pharmaceuticals, Inc. (a)	2,489	13,291
Outlook Therapeutics, Inc. (a)	9,296	16,547
Owens & Minor, Inc.	5,815	255,976
Pacira BioSciences, Inc. (a)	3,531	269,486
Paratek Pharmaceuticals, Inc. (a) (b)	4,085	12,132
Passage Bio, Inc. (a)	3,244	10,056
Patterson Cos., Inc.	6,873	222,479
PetIQ, Inc. (a)	2,140	52,216
Phibro Animal Health Corp. Class A	1,668	33,277
PMV Pharmaceuticals, Inc. (a) (b)	2,068	43,056
Prestige Consumer Healthcare, Inc. (a)	3,996	211,548
Prometheus Biosciences, Inc. (a)	2,396	90,473
Protagonist Therapeutics, Inc. (a)	3,576	84,680
Reata Pharmaceuticals, Inc. Class A (a) (b)	2,192	71,810
Relmada Therapeutics, Inc. (a)	1,975	53,305
Reneo Pharmaceuticals, Inc. (a) (b)	807	2,373
Revance Therapeutics, Inc. (a)	5,614	109,473
Rhythm Pharmaceuticals, Inc. (a)	3,485	40,147
Senseonics Holdings, Inc. (a) (b)	34,549	68,062
Seres Therapeutics, Inc. (a)	5,482	39,032
SIGA Technologies, Inc. (a)	3,892	27,594
Spectrum Pharmaceuticals, Inc. (a)	13,684	17,652
Spero Therapeutics, Inc. (a)	1,958	17,035
Summit Therapeutics, Inc. (a) (b)	2,319	5,682
Supernus Pharmaceuticals, Inc. (a)	3,924	126,824
Syros Pharmaceuticals, Inc. (a)	4,966	5,910
TherapeuticsMD, Inc. (a)	33,141	12,594
Tonix Pharmaceuticals Holding Corp. (a)	38,738	8,918
Trevena, Inc. (a)	14,665	8,064
USANA Health Sciences, Inc. (a)	961	76,351
Vanda Pharmaceuticals, Inc. (a)	4,346	49,153
Vaxcyte, Inc. (a)	3,402	82,158
Verrica Pharmaceuticals, Inc. (a) (b)	1,142	9,262
Y-mAbs Therapeutics, Inc. (a)	2,866	34,048
		6,567,990
		51,305,695
Energy — 6.5%
Coal — 0.3%
Arch Resources, Inc.	1,213	166,642
CONSOL Energy, Inc. (a)	2,747	103,370
Peabody Energy Corp. (a)	7,138	175,095
SunCoke Energy, Inc.	6,674	59,465
Warrior Met Coal, Inc.	4,127	153,153
		657,725

	Number of Shares	Value
Energy – Alternate Sources — 0.6%
Advent Technologies Holdings, Inc. (a)	2,820	$6,542
Aemetis, Inc. (a)	2,126	26,936
Alto Ingredients, Inc. (a)	5,595	38,158
Array Technologies, Inc. (a)	10,236	115,360
Beam Global (a) (b)	644	13,170
Cleanspark, Inc. (a) (b)	3,139	38,829
Eos Energy Enterprises, Inc. (a) (b)	3,731	15,596
FuelCell Energy, Inc. (a) (b)	29,615	170,582
FutureFuel Corp.	1,983	19,295
Gevo, Inc. (a)	15,930	74,552
Green Plains, Inc. (a)	3,832	118,830
Infrastructure and Energy Alternatives, Inc. (a)	2,230	26,426
Renewable Energy Group, Inc. (a)	3,588	217,612
REX American Resources Corp. (a)	415	41,334
Stem, Inc. (a)	9,122	100,433
Sunnova Energy International, Inc. (a) (b)	6,896	159,022
SunPower Corp. (a)	6,410	137,687
TPI Composites, Inc. (a)	2,871	40,366
		1,360,730
Oil & Gas — 4.5%
Antero Resources Corp. (a)	22,941	700,389
Berry Corp.	5,386	55,584
Brigham Minerals, Inc. Class A	3,501	89,451
California Resources Corp.	6,505	290,969
Callon Petroleum Co. (a) (b)	3,859	227,990
Centennial Resource Development, Inc. Class A (a)	14,762	119,129
Chesapeake Energy Corp. (b)	8,424	732,888
Civitas Resources, Inc.	3,485	208,089
CNX Resources Corp. (a)	16,108	333,758
Comstock Resources, Inc. (a)	7,339	95,774
Crescent Energy, Inc. Class A (b)	2,321	40,246
CVR Energy, Inc.	2,376	60,683
Delek US Holdings, Inc. (a)	5,267	111,766
Denbury, Inc. (a)	4,044	317,737
Earthstone Energy, Inc. Class A (a)	2,516	31,777
Falcon Minerals Corp.	3,249	21,898
Helmerich & Payne, Inc.	8,242	352,593
HighPeak Energy, Inc.	373	8,281
Kosmos Energy Ltd. (a)	35,950	258,481
Laredo Petroleum, Inc. (a)	1,008	79,773
Magnolia Oil & Gas Corp. Class A	11,570	273,630
Matador Resources Co.	8,879	470,409
Murphy Oil Corp.	11,750	474,582
Nabors Industries Ltd. (a)	565	86,287

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Northern Oil and Gas, Inc.	4,897	$138,046
Oasis Petroleum, Inc.	1,591	232,763
Ovintiv, Inc.	21,017	1,136,389
Par Pacific Holdings, Inc. (a)	3,544	46,143
Patterson-UTI Energy, Inc.	14,928	231,085
PBF Energy, Inc. Class A (a)	7,721	188,161
PDC Energy, Inc.	7,817	568,140
Range Resources Corp. (a)	19,167	582,293
Ranger Oil Corp. Class A (a)	1,700	58,701
Riley Exploration Permian, Inc.	821	20,591
SM Energy Co.	9,617	374,582
Southwestern Energy Co. (a)	81,436	583,896
Talos Energy, Inc. (a)	2,939	46,407
Tellurian, Inc. (a)	29,688	157,346
W&T Offshore, Inc. (a)	7,707	29,441
Whiting Petroleum Corp.	3,157	257,327
		10,093,475
Oil & Gas Services — 0.9%
Archrock, Inc.	10,715	98,899
Aris Water Solution, Inc. Class A	1,576	28,683
Bristow Group, Inc. (a)	1,897	70,341
ChampionX Corp. (a)	16,234	397,408
DMC Global, Inc. (a) (b)	1,521	46,390
Dril-Quip, Inc. (a)	2,803	104,692
Expro Group Holdings NV (a)	3,705	65,875
Helix Energy Solutions Group, Inc. (a)	11,332	54,167
Liberty Oilfield Services, Inc. Class A (a)	7,406	109,757
Matrix Service Co. (a)	2,221	18,257
MRC Global, Inc. (a)	6,447	76,784
National Energy Services Reunited Corp. (a)	3,059	25,696
Newpark Resources, Inc. (a)	7,301	26,722
NexTier Oilfield Solutions, Inc. (a)	13,845	127,928
NOW, Inc. (a)	8,823	97,318
Oceaneering International, Inc. (a)	7,946	120,461
Oil States International, Inc. (a)	4,949	34,396
ProPetro Holding Corp. (a)	6,857	95,518
RPC, Inc. (a)	5,398	57,597
Select Energy Services, Inc. Class A (a)	5,065	43,407
Solaris Oilfield Infrastructure, Inc. Class A	2,535	28,620
TETRA Technologies, Inc. (a)	9,630	39,579
Tidewater, Inc. (a) (b)	3,276	71,220
US Silica Holdings, Inc. (a)	5,887	109,851
		1,949,566
Pipelines — 0.2%
Equitrans Midstream Corp.	32,762	276,511

	Number of Shares	Value
Golar LNG Ltd. (a)	8,114	$201,065
Kinetik Holdings, Inc.	266	17,293
		494,869
		14,556,365
Financial — 23.0%
Banks — 8.5%
1st Source Corp.	1,346	62,253
Alerus Financial Corp.	1,235	34,135
Allegiance Bancshares, Inc.	1,524	68,092
Amalgamated Financial Corp.	1,117	20,073
American National Bankshares, Inc.	856	32,254
Ameris Bancorp	5,320	233,442
Arrow Financial Corp.	1,079	34,981
Associated Banc-Corp.	11,923	271,368
Atlantic Union Bankshares Corp.	6,041	221,644
BancFirst Corp.	1,378	114,663
The Bancorp, Inc. (a)	4,194	118,816
Bank First Corp.	516	37,147
Bank of Marin Bancorp	1,227	43,031
The Bank of NT Butterfield & Son Ltd.	4,015	144,058
BankUnited, Inc.	6,854	301,302
Banner Corp.	2,742	160,489
Bar Harbor Bankshares	1,209	34,602
Blue Foundry Bancorp (a)	2,285	30,962
Blue Ridge Bankshares, Inc.	1,338	20,297
Bridgewater Bancshares, Inc. (a)	1,705	28,439
Business First Bancshares, Inc.	1,503	36,568
Byline Bancorp, Inc.	2,001	53,387
Cadence Bank	14,508	424,504
Cambridge Bancorp	542	46,070
Camden National Corp.	1,160	54,566
Capital Bancorp, Inc. /MD	635	14,516
Capital City Bank Group, Inc.	1,090	28,732
Capstar Financial Holdings, Inc.	1,677	35,351
Carter Bankshares, Inc. (a)	2,122	36,859
Cathay General Bancorp	5,825	260,669
CBTX, Inc.	1,470	45,570
Central Pacific Financial Corp.	2,192	61,157
Citizens & Northern Corp.	1,243	30,304
City Holding Co.	1,204	94,755
Civista Bancshares, Inc.	1,137	27,402
CNB Financial Corp.	1,317	34,663
Coastal Financial Corp. (a)	797	36,463
Columbia Banking System, Inc.	6,272	202,397
Community Bank System, Inc.	4,287	300,733
Community Trust Bancorp, Inc.	1,246	51,335
ConnectOne Bancorp, Inc.	2,983	95,486

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
CrossFirst Bankshares, Inc. (a)	3,683	$58,044
Customers Bancorp, Inc. (a)	2,447	127,587
CVB Financial Corp.	10,968	254,567
Dime Community Bancshares, Inc.	2,700	93,339
Eagle Bancorp, Inc.	2,529	144,178
Eastern Bankshares, Inc.	13,773	296,670
Enterprise Bancorp, Inc.	737	29,568
Enterprise Financial Services Corp.	2,782	131,616
Equity Bancshares, Inc. Class A	1,107	35,767
Farmers National Banc Corp.	2,458	41,933
FB Financial Corp.	2,672	118,690
Fidelity D&D Bancorp, Inc.	337	15,647
Financial Institutions, Inc.	1,237	37,271
First BanCorp	15,929	208,989
First Bancorp	2,751	114,909
First Bancorp, Inc.	813	24,455
The First Bancshares, Inc.	1,591	53,553
First Bank	1,271	18,074
First Busey Corp.	4,030	102,120
First Commonwealth Financial Corp.	7,510	113,852
First Community Bancshares, Inc.	1,307	36,870
First Financial Bancorp	7,405	170,685
First Financial Bankshares, Inc.	10,406	459,113
First Financial Corp.	887	38,389
First Foundation, Inc.	4,016	97,549
First Internet Bancorp	761	32,731
First Interstate BancSystem, Inc. Class A	7,023	258,236
First Merchants Corp.	4,293	178,589
First Mid Bancshares, Inc.	1,327	51,076
The First of Long Island Corp.	1,836	35,729
Five Star Bancorp	1,016	28,753
Flagstar Bancorp, Inc.	4,181	177,274
Fulton Financial Corp.	12,730	211,573
German American Bancorp Inc.	1,979	75,182
Glacier Bancorp, Inc.	8,829	443,922
Great Southern Bancorp, Inc.	813	47,975
Guaranty Bancshares, Inc.	621	21,735
Hancock Whitney Corp.	6,938	361,817
Hanmi Financial Corp.	2,453	60,368
HarborOne Bancorp, Inc.	3,747	52,533
HBT Financial, Inc.	817	14,853
Heartland Financial USA, Inc.	3,244	155,161
Heritage Commerce Corp.	4,638	52,178
Heritage Financial Corp.	2,773	69,491
Hilltop Holdings, Inc.	4,959	145,795
Home BancShares, Inc.	12,183	275,336
HomeStreet, Inc.	1,571	74,434
Hope Bancorp, Inc.	9,269	149,046

	Number of Shares	Value
Horizon Bancorp, Inc.	3,421	$63,870
Independent Bank Corp.	3,673	300,047
Independent Bank Corp. of Michigan	1,599	35,178
Independent Bank Group, Inc.	2,984	212,341
International Bancshares Corp.	4,311	181,967
Kearny Financial Corp.	5,255	67,684
Lakeland Bancorp, Inc.	4,905	81,914
Lakeland Financial Corp.	1,960	143,080
Live Oak Bancshares, Inc.	2,556	130,075
Luther Burbank Corp.	1,250	16,613
Macatawa Bank Corp.	2,156	19,426
Mercantile Bank Corp.	1,235	43,744
Merchants Bancorp	1,207	33,048
Meta Financial Group, Inc.	2,358	129,501
Metrocity Bankshares, Inc.	1,562	36,676
Metropolitan Bank Holding Corp. (a)	809	82,332
Mid Penn Bancorp, Inc.	1,154	30,939
Midland States Bancorp, Inc.	1,698	49,004
MidWestOne Financial Group, Inc.	1,171	38,760
MVB Financial Corp.	839	34,819
National Bank Holdings Corp. Class A	2,305	92,845
NBT Bancorp, Inc.	3,390	122,481
Nicolet Bankshares, Inc. (a)	975	91,231
Northrim BanCorp, Inc.	453	19,737
OFG Bancorp	3,938	104,908
Old National Bancorp	23,572	386,109
Old Second Bancorp, Inc.	2,282	33,112
Origin Bancorp, Inc.	1,784	75,445
Orrstown Financial Services, Inc.	836	19,169
Park National Corp.	1,158	152,138
PCSB Financial Corp.	1,007	19,244
Peapack Gladstone Financial Corp.	1,405	48,824
Peoples Bancorp, Inc.	2,032	63,622
Peoples Financial Services Corp.	558	28,168
Pioneer Bancorp, Inc. (a)	1,015	10,678
Preferred Bank	1,089	80,684
Premier Financial Corp.	2,895	87,805
Primis Financial Corp.	1,913	26,744
Provident Bancorp, Inc.	1,152	18,685
QCR Holdings, Inc.	1,328	75,152
RBB Bancorp	1,116	26,215
Red River Bancshares, Inc.	339	17,937
Renasant Corp.	4,371	146,210
Republic Bancorp, Inc. Class A	762	34,244
Republic First Bancorp, Inc. (a)	3,664	18,906
S&T Bancorp, Inc.	3,087	91,313
Sandy Spring Bancorp, Inc.	3,561	159,960
Seacoast Banking Corp. of Florida	4,397	153,983
ServisFirst Bancshares, Inc.	4,005	381,636

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Sierra Bancorp	1,138	$28,427
Silvergate Capital Corp. Class A (a)	2,244	337,879
Simmons First National Corp. Class A	8,918	233,830
SmartFinancial, Inc.	1,121	28,675
South Plains Financial, Inc.	818	21,742
Southern First Bancshares, Inc. (a)	606	30,809
Southside Bancshares, Inc.	2,512	102,565
SouthState Corp.	6,169	503,329
Spirit of Texas Bancshares, Inc.	1,018	26,753
Stock Yards Bancorp, Inc.	1,935	102,362
Summit Financial Group, Inc.	874	22,366
Texas Capital Bancshares, Inc. (a)	4,061	232,736
Third Coast Bancshares, Inc. (a)	358	8,270
Tompkins Financial Corp.	1,134	88,758
Towne Bank	5,389	161,347
TriCo Bancshares	2,213	88,586
TriState Capital Holdings, Inc. (a)	2,348	78,024
Triumph Bancorp, Inc. (a)	1,908	179,390
TrustCo Bank Corp. NY	1,494	47,703
Trustmark Corp.	4,913	149,306
UMB Financial Corp.	3,514	341,420
United Bankshares, Inc.	10,569	368,647
United Community Banks, Inc.	8,395	292,146
Univest Financial Corp.	2,293	61,361
Valley National Bancorp	32,048	417,265
Veritex Holdings, Inc.	3,814	145,580
Walker & Dunlop, Inc.	2,345	303,490
Washington Trust Bancorp, Inc.	1,382	72,555
WesBanco, Inc.	4,853	166,749
West BanCorp, Inc.	1,322	35,972
Westamerica Bancorp.	2,095	126,748
		18,903,750
Diversified Financial Services — 2.4%
Amerant Bancorp, Inc.	2,097	66,244
Artisan Partners Asset Management, Inc. Class A	4,698	184,866
Assetmark Financial Holdings, Inc. (a)	1,487	33,086
Associated Capital Group, Inc. Class A	154	6,454
Atlanticus Holdings Corp. (a)	378	19,577
B. Riley Financial, Inc.	1,623	113,545
BGC Partners, Inc. Class A	25,317	111,395
Blucora, Inc. (a)	3,889	76,030
Brightsphere Investment Group, Inc.	2,592	62,856
Cohen & Steers, Inc.	1,994	171,265
Columbia Financial, Inc. (a)	3,141	67,563
Cowen, Inc. Class A	2,109	57,154
Curo Group Holdings Corp. (b)	1,627	21,232
Diamond Hill Investment Group, Inc.	241	45,139

	Number of Shares	Value
Enact Holdings, Inc.	1,167	$25,966
Encore Capital Group, Inc. (a)	1,982	124,331
Enova International, Inc. (a)	2,908	110,417
EZCORP, Inc. Class A (a)	4,118	24,873
Federal Agricultural Mortgage Corp. Class C	734	79,624
Federated Hermes, Inc.	7,458	254,019
Finance Of America Cos., Inc. Class A (a)	1,625	4,940
Flywire Corp. (a)	4,498	137,549
Focus Financial Partners, Inc. Class A (a)	5,207	238,168
GAMCO Investors, Inc. Class A	443	9,795
GCM Grosvenor, Inc. Class A	3,464	33,635
Greenhill & Co., Inc.	1,135	17,558
Hamilton Lane, Inc. Class A	2,795	216,026
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	6,145	291,457
Home Point Capital, Inc. (b)	663	2,062
Houlihan Lokey, Inc.	4,096	359,629
International Money Express, Inc. (a)	2,597	53,524
LendingClub Corp. (a)	8,032	126,745
LendingTree, Inc. (a)	931	111,413
Moelis & Co. Class A	4,905	230,290
Mr Cooper Group, Inc. (a)	4,961	226,569
Navient Corp.	12,116	206,457
Nelnet, Inc. Class A	1,362	115,756
Ocwen Financial Corp. (a)	661	15,705
Oportun Financial Corp. (a)	1,647	23,651
Oppenheimer Holdings, Inc. Class A	758	33,034
PennyMac Financial Services, Inc.	2,415	128,478
Piper Sandler Cos.	1,402	184,012
PJT Partners, Inc. Class A	1,900	119,928
PRA Group, Inc. (a)	3,469	156,383
Pzena Investment Management, Inc. Class A	1,219	9,776
Regional Management Corp.	602	29,239
Sculptor Capital Management, Inc.	1,734	24,155
StepStone Group, Inc. Class A	3,658	120,933
Stonex Group, Inc. (a)	1,381	102,512
Stronghold Digital Mining, Inc. Class A (a)	664	3,884
Velocity Financial, Inc. (a)	775	8,479
Virtus Investment Partners, Inc.	585	140,394
WisdomTree Investments, Inc. (b)	10,704	62,832
World Acceptance Corp. (a)	339	65,034
		5,265,638
Insurance — 2.2%
Ambac Financial Group, Inc. (a)	3,728	38,771

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
American Equity Investment Life Holding Co.	6,629	$264,563
American National Group, Inc.	597	112,887
AMERISAFE, Inc.	1,532	76,094
Argo Group International Holdings Ltd.	2,539	104,810
BRP Group, Inc. Class A (a)	3,794	101,793
Citizens, Inc. (a)	4,051	17,176
CNO Financial Group, Inc.	9,595	240,739
Crawford & Co. Class A	1,423	10,758
Donegal Group, Inc. Class A	1,243	16,669
eHealth, Inc. (a)	1,933	23,989
Employers Holdings, Inc.	2,243	92,008
Enstar Group Ltd. (a)	994	259,583
Essent Group Ltd.	8,682	357,785
Genworth Financial, Inc. Class A (a)	40,618	153,536
Goosehead Insurance, Inc. Class A	1,447	113,691
Greenlight Capital Re Ltd. Class A (a)	2,105	14,882
HCI Group, Inc.	462	31,499
Heritage Insurance Holdings, Inc.	2,052	14,651
Horace Mann Educators Corp.	3,338	139,629
Investors Title Co.	100	20,321
James River Group Holdings Ltd.	2,924	72,340
Kinsale Capital Group, Inc.	1,724	393,106
Maiden Holdings Ltd. (a)	5,821	14,029
MBIA, Inc. (a)	3,836	59,036
MetroMile, Inc. (a)	8,955	11,821
National Western Life Group, Inc. Class A	204	42,922
NI Holdings, Inc. (a)	671	11,380
NMI Holdings, Inc. Class A (a)	6,725	138,669
Palomar Holdings, Inc. (a)	1,969	125,996
ProAssurance Corp.	4,298	115,530
Radian Group, Inc.	14,438	320,668
RLI Corp.	3,209	355,012
Safety Insurance Group, Inc.	1,169	106,204
Selective Insurance Group, Inc.	4,765	425,800
Selectquote, Inc. (a)	10,966	30,595
SiriusPoint Ltd. (a)	7,015	52,472
Stewart Information Services Corp.	2,145	130,008
Tiptree, Inc.	1,843	23,683
Trean Insurance Group, Inc. (a)	1,601	7,509
Trupanion, Inc. (a)	3,060	272,707
United Fire Group, Inc.	1,680	52,198
United Insurance Holdings Corp.	1,816	6,011
Universal Insurance Holdings, Inc.	2,160	29,138
		5,002,668
Private Equity — 0.0%
Chicago Atlantic Real Estate (b)	531	9,415

	Number of Shares	Value
Real Estate — 0.9%
Alexander & Baldwin, Inc.	5,803	$134,572
Angel Oak Mortgage, Inc.	752	12,340
Cushman & Wakefield PLC (a)	11,125	228,174
Douglas Elliman, Inc.	5,681	41,471
eXp World Holdings, Inc. (b)	5,029	106,464
Fathom Holdings, Inc. (a)	546	5,842
FRP Holdings, Inc. (a)	544	31,443
Kennedy-Wilson Holdings, Inc.	9,524	232,290
Legacy Housing Corp. (a)	676	14,507
Marcus & Millichap, Inc.	1,913	100,777
McGrath RentCorp	1,936	164,521
Newmark Group, Inc. Class A	13,475	214,522
Radius Global Infrastructure, Inc. Class A (a)	5,773	82,439
Rafael Holdings, Inc. Class B Class B (a)	926	2,324
RE/MAX Holdings, Inc. Class A	1,460	40,486
Realogy Holdings Corp. (a)	9,230	144,726
Redfin Corp. (a) (b)	8,260	149,010
The RMR Group, Inc. Class A	1,256	39,062
The St. Joe Co.	2,673	158,349
		1,903,319
Real Estate Investment Trusts (REITS) — 8.0%
Acadia Realty Trust	6,964	150,910
AFC Gamma, Inc.	1,168	22,332
Agree Realty Corp. (b)	5,647	374,735
Alexander’s, Inc.	170	43,559
American Assets Trust, Inc.	3,999	151,522
Apartment Investment and Management Co. Class A (a)	12,115	88,682
Apollo Commercial Real Estate Finance, Inc.	11,262	156,880
Apple Hospitality REIT, Inc.	17,175	308,635
Arbor Realty Trust, Inc.	11,546	196,975
Ares Commercial Real Estate Corp.	3,473	53,901
Armada Hoffler Properties, Inc.	5,337	77,920
ARMOUR Residential REIT, Inc. (b)	7,042	59,153
Ashford Hospitality Trust, Inc. (a) (b)	1,277	13,025
Blackstone Mortgage Trust, Inc. Class A	12,637	401,730
Braemar Hotels & Resorts, Inc.	4,636	28,650
Brandywine Realty Trust	13,619	192,573
BrightSpire Capital, Inc.	6,745	62,391
Broadmark Realty Capital, Inc.	10,270	88,836
Broadstone Net Lease, Inc.	12,620	274,864
BRT Apartments Corp.	882	21,142
CareTrust REIT, Inc.	7,726	149,112
Catchmark Timber Trust, Inc. Class A	4,011	32,890

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Centerspace	1,149	$112,740
Chatham Lodging Trust (a)	3,790	52,264
Chimera Investment Corp.	18,895	227,496
City Office REIT, Inc.	3,436	60,680
Clipper Realty, Inc.	941	8,535
Community Healthcare Trust, Inc.	1,911	80,663
Corporate Office Properties Trust	9,065	258,715
CTO Realty Growth, Inc. (b)	474	31,436
DiamondRock Hospitality Co. (a)	16,704	168,710
Digitalbridge Group, Inc. (a)	38,855	279,756
Diversified Healthcare Trust	18,927	60,566
Dynex Capital, Inc. (b)	2,879	46,640
Easterly Government Properties, Inc.	6,945	146,817
EastGroup Properties, Inc.	3,246	659,847
Ellington Financial, Inc.	4,326	76,787
Empire State Realty Trust, Inc. Class A	11,445	112,390
Equity Commonwealth (a)	8,718	245,935
Essential Properties Realty Trust, Inc.	9,704	245,511
Farmland Partners, Inc.	2,326	31,983
Four Corners Property Trust, Inc.	6,196	167,540
Franklin BSP Realty Trust, Inc.	2,827	39,521
Franklin Street Properties Corp.	8,089	47,725
The GEO Group, Inc. (a) (b)	9,434	62,359
Getty Realty Corp.	3,272	93,645
Gladstone Commercial Corp.	2,958	65,135
Gladstone Land Corp. (b)	2,520	91,778
Global Medical REIT, Inc.	4,811	78,516
Global Net Lease, Inc.	8,345	131,267
Granite Point Mortgage Trust, Inc.	4,246	47,216
Great Ajax Corp.	1,780	20,879
Healthcare Realty Trust, Inc.	11,829	325,061
Hersha Hospitality Trust (a)	2,518	22,863
Independence Realty Trust, Inc.	17,735	468,913
Indus Realty Trust, Inc.	471	34,425
Industrial Logistics Properties Trust	5,205	117,997
Innovative Industrial Properties, Inc.	1,900	390,260
Invesco Mortgage Capital, Inc. (b)	24,926	56,831
iStar, Inc. (b)	5,389	126,156
Kite Realty Group Trust	17,385	395,856
KKR Real Estate Finance Trust, Inc.	2,840	58,532
Ladder Capital Corp.	9,088	107,875
LTC Properties, Inc. (b)	3,131	120,450
LXP Industrial Trust	22,421	352,010
The Macerich Co.	17,138	268,038
MFA Financial, Inc.	35,444	142,839
National Health Investors, Inc.	3,507	206,948
National Storage Affiliates Trust	6,526	409,572
The Necessity Retail REIT, Inc.	9,908	78,372

	Number of Shares	Value
NETSTREIT Corp.	3,190	$71,584
New York Mortgage Trust, Inc.	30,262	110,456
NexPoint Residential Trust, Inc.	1,789	161,565
Office Properties, Inc. ome Trust	3,834	98,649
One Liberty Properties, Inc.	1,270	39,103
Orchid Island Capital, Inc. (b)	11,143	36,215
Outfront Media, Inc.	11,673	331,863
Paramount Group, Inc.	14,959	163,203
Pebblebrook Hotel Trust	10,405	254,714
PennyMac Mortgage Investment Trust (b)	7,847	132,536
Phillips Edison & Co., Inc.	9,147	314,565
Physicians Realty Trust	17,650	309,581
Piedmont Office Realty Trust, Inc. Class A	9,937	171,115
Plymouth Industrial REIT, Inc.	2,513	68,102
Postal Realty Trust, Inc. Class A	1,307	21,984
PotlatchDeltic Corp.	5,299	279,416
Preferred Apartment Communities, Inc. Class A	4,181	104,274
PS Business Parks, Inc.	1,614	271,281
Ready Capital Corp. REIT	5,438	81,896
Redwood Trust, Inc.	9,195	96,823
Retail Opportunity Investments Corp.	9,505	184,302
Retail Value, Inc.	1,519	4,648
RLJ Lodging Trust	13,207	185,955
RPT Realty	6,691	92,135
Ryman Hospitality Properties, Inc. (a)	4,310	399,839
Sabra Health Care REIT, Inc.	18,273	272,085
Safehold, Inc.	1,661	92,102
Saul Centers, Inc.	944	49,749
Seritage Growth Properties Class A (a) (b)	2,941	37,233
Service Properties Trust	13,099	115,664
SITE Centers Corp.	13,891	232,119
STAG Industrial, Inc.	14,376	594,448
Summit Hotel Properties, Inc. (a)	8,260	82,270
Sunstone Hotel Investors, Inc. (a)	17,434	205,373
Tanger Factory Outlet Centers, Inc.	8,196	140,889
Terreno Realty Corp.	5,922	438,524
TPG RE Finance Trust, Inc.	4,761	56,227
Two Harbors Investment Corp.	27,526	152,219
UMH Properties, Inc.	3,531	86,827
Uniti Group, Inc. (b)	15,767	216,954
Universal Health Realty Income Trust	1,028	60,004
Urban Edge Properties	9,287	177,382
Urstadt Biddle Properties, Inc. Class A	2,357	44,335
Veris Residential, Inc. (a)	7,018	122,043

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Washington Real Estate Investment Trust	6,789	$173,120
Whitestone REIT (b)	3,674	48,681
Xenia Hotels & Resorts, Inc. (a)	9,123	175,983
		17,946,502
Savings & Loans — 1.0%
Axos Financial, Inc. (a)	4,567	211,863
Banc of California, Inc.	4,388	84,952
Berkshire Hills Bancorp, Inc.	3,925	113,707
Brookline Bancorp, Inc.	6,149	97,277
Capitol Federal Financial, Inc.	10,383	112,967
Flushing Financial Corp.	2,321	51,874
FS Bancorp, Inc.	581	18,011
Hingham Institution for Savings	115	39,468
Home Bancorp Inc.	586	23,903
HomeTrust Bancshares, Inc.	1,229	36,292
Investors Bancorp, Inc.	18,309	273,353
Northfield Bancorp, Inc.	3,492	50,145
Northwest Bancshares, Inc.	9,798	132,371
OceanFirst Financial Corp.	4,655	93,566
Pacific Premier Bancorp, Inc.	7,500	265,125
Provident Financial Services, Inc.	6,000	140,400
Southern Missouri Bancorp, Inc.	621	31,019
Washington Federal, Inc.	5,234	171,780
Waterstone Financial, Inc.	1,747	33,787
WSFS Financial Corp.	5,191	242,005
		2,223,865
		51,255,157
Government — 0.0%
Multi-National — 0.0%
Banco Latinoamericano de Comercio Exterior SA	2,431	37,875
Industrial — 12.4%
Aerospace & Defense — 0.7%
AAR Corp. (a)	2,728	132,117
Aerojet Rocketdyne Holdings, Inc. (a)	6,004	236,257
Aerovironment, Inc. (a)	1,802	169,640
AerSale Corp. (a)	1,219	19,163
Astronics Corp. (a)	1,974	25,524
Barnes Group, Inc.	3,787	152,200
Ducommun, Inc. (a)	863	45,213
Kaman Corp.	2,211	96,134
Kratos Defense & Security Solutions, Inc. (a)	9,833	201,380
Moog, Inc. Class A	2,326	204,223
National Presto Industries, Inc.	417	32,088
Park Aerospace Corp.	1,507	19,666

	Number of Shares	Value
Triumph Group, Inc. (a)	5,108	$129,130
		1,462,735
Building Materials — 1.1%
AAON, Inc.	3,356	187,030
American Woodmark Corp. (a)	1,322	64,712
Apogee Enterprises, Inc.	1,956	92,832
Boise Cascade Co.	3,159	219,456
Caesarstone Ltd.	1,726	18,157
Cornerstone Building Brands, Inc. (a)	4,389	106,740
Gibraltar Industries, Inc. (a)	2,623	112,658
Griffon Corp.	4,132	82,764
JELD-WEN Holding, Inc. (a)	7,327	148,591
Masonite International Corp. (a)	1,907	169,609
Modine Manufacturing Co. (a)	3,906	35,193
PGT Innovations, Inc. (a)	4,612	82,924
Simpson Manufacturing Co., Inc.	3,494	380,986
SPX Corp. (a)	3,509	173,380
Summit Materials, Inc. Class A (a)	9,508	295,318
UFP Industries, Inc.	4,832	372,837
View, Inc. (a)	8,074	14,856
		2,558,043
Electrical Components & Equipment — 0.6%
American Superconductor Corp. (a) (b)	2,269	17,267
Belden, Inc.	3,547	196,504
Blink Charging Co. (a) (b)	2,922	77,316
Encore Wire Corp.	1,586	180,915
Energizer Holdings, Inc.	5,346	164,443
EnerSys	3,314	247,125
Insteel Industries, Inc.	1,495	55,300
nLight, Inc. (a)	3,486	60,447
Novanta, Inc. (a)	2,828	402,396
Powell Industries, Inc.	765	14,857
		1,416,570
Electronics — 1.7%
Advanced Energy Industries, Inc.	3,020	259,962
Akoustis Technologies, Inc. (a) (b)	4,058	26,377
Allied Motion Technologies, Inc.	975	29,094
Atkore, Inc. (a)	3,597	354,089
Badger Meter, Inc.	2,340	233,321
Benchmark Electronics, Inc.	2,824	70,713
Brady Corp. Class A	3,783	175,040
Comtech Telecommunications Corp.	2,112	33,137
CTS Corp.	2,557	90,364
FARO Technologies, Inc. (a)	1,449	75,232
Fluidigm Corp. (a) (b)	5,890	21,145
GoPro, Inc. Class A (a)	10,317	88,004
Identiv, Inc. (a)	1,704	27,554

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
II-VI, Inc. (a) (b)	8,492	$615,585
Itron, Inc. (a)	3,622	190,807
Kimball Electronics, Inc. (a)	1,884	37,661
Knowles Corp. (a)	7,085	152,540
Kopin Corp. (a)	6,533	16,529
Luna Innovations, Inc. (a)	2,524	19,460
Mesa Laboratories, Inc. (b)	398	101,442
MicroVision, Inc. (a) (b)	13,142	61,373
Napco Security Technologies, Inc. (a)	2,312	47,442
NVE Corp.	368	20,045
OSI Systems, Inc. (a)	1,338	113,891
Plexus Corp. (a)	2,245	183,664
Sanmina Corp. (a)	5,039	203,676
Stoneridge, Inc. (a)	2,057	42,703
TTM Technologies, Inc. (a)	8,368	124,014
Turtle Beach Corp. (a) (b)	1,197	25,484
Vicor Corp. (a)	1,689	119,159
Vishay Intertechnology, Inc.	10,694	209,602
Vishay Precision Group, Inc. (a)	1,019	32,761
		3,801,870
Engineering & Construction — 1.3%
908 Devices, Inc. (a)	1,710	32,507
Arcosa, Inc.	3,884	222,359
Atlas Technical Consultants, Inc. (a)	1,241	14,942
Comfort Systems USA, Inc.	2,859	254,480
Concrete Pumping Holdings, Inc. (a)	2,166	14,512
Construction Partners, Inc. Class A Class A (a)	3,189	83,488
Dycom Industries, Inc. (a)	2,360	224,814
EMCOR Group, Inc.	4,278	481,831
Exponent, Inc.	4,163	449,812
Fluor Corp. (a) (b)	11,383	326,578
Granite Construction, Inc.	3,662	120,114
Great Lakes Dredge & Dock Corp. (a)	5,169	72,521
IES Holdings, Inc. (a)	702	28,220
INNOVATE Corp. (a) (b)	3,765	13,893
Iteris, Inc. (a)	3,710	11,056
Latham Group, Inc. (a)	3,407	45,109
Mistras Group, Inc. (a)	1,748	11,554
MYR Group, Inc. (a)	1,329	124,979
NV5 Global, Inc. (a)	1,058	141,031
Primoris Services Corp.	4,281	101,973
Sterling Construction Co., Inc. (a)	2,231	59,791
Tutor Perini Corp. (a)	3,373	36,428
		2,871,992
Environmental Controls — 0.9%
Casella Waste Systems, Inc. Class A (a)	3,945	345,779

	Number of Shares	Value
CECO Environmental Corp. (a)	2,466	$13,538
Centrus Energy Corp. Class A (a)	768	25,882
Energy Recovery, Inc. (a)	3,332	67,107
Evoqua Water Technologies Corp. (a)	9,278	435,880
Harsco Corp. (a)	6,260	76,622
Heritage-Crystal Clean, Inc. (a)	1,285	38,049
Montrose Environmental Group, Inc. (a)	2,098	111,047
Pure Cycle Corp. (a)	1,577	18,956
PureCycle Technologies, Inc. (a)	4,718	37,744
Sharps Compliance Corp. (a)	1,659	9,788
Tetra Tech, Inc.	4,324	713,201
US Ecology, Inc. (a)	2,524	120,849
		2,014,442
Hand & Machine Tools — 0.3%
Cadre Holdings, Inc.	473	11,617
Enerpac Tool Group Corp.	4,832	105,773
Franklin Electric Co., Inc.	3,711	308,161
Kennametal, Inc.	6,679	191,086
Luxfer Holdings PLC	2,175	36,540
		653,177
Machinery – Construction & Mining — 0.3%
Argan, Inc.	1,187	48,180
Astec Industries, Inc.	1,813	77,959
Babcock & Wilcox Enterprises, Inc. (a)	4,335	35,374
Bloom Energy Corp. Class A (a) (b)	11,398	275,262
Hyster-Yale Materials Handling, Inc.	792	26,302
The Manitowoc Co., Inc. (a)	2,718	40,987
Terex Corp.	5,481	195,453
		699,517
Machinery – Diversified — 1.9%
AgEagle Aerial Systems, Inc. (a) (b)	6,180	7,354
Alamo Group, Inc.	798	114,744
Albany International Corp. Class A	2,463	207,680
Altra Industrial Motion Corp.	5,183	201,774
Applied Industrial Technologies, Inc.	3,074	315,577
Cactus, Inc. Class A	4,433	251,528
Chart Industries, Inc. (a) (b)	2,927	502,771
CIRCOR International, Inc. (a)	1,453	38,679
Columbus McKinnon Corp.	2,228	94,467
CSW Industrials, Inc.	1,204	141,578
DXP Enterprises, Inc. (a)	1,366	37,005
Eastman Kodak Co. (a) (b)	3,511	22,997
The Gorman-Rupp Co.	1,809	64,907
GrafTech International Ltd.	16,048	154,382
Hydrofarm Holdings Group, Inc. (a) (b)	3,147	47,677

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Ichor Holdings Ltd. (a)	2,248	$80,074
Kadant, Inc.	924	179,432
Lindsay Corp.	875	137,384
Mueller Water Products, Inc. Class A	12,483	161,280
NN, Inc. (a)	3,722	10,719
Ranpak Holdings Corp. (a)	3,012	61,535
SPX FLOW, Inc.	3,364	290,044
Tennant Co.	1,483	116,860
Thermon Group Holdings, Inc. (a)	2,619	42,428
Watts Water Technologies, Inc. Class A	2,206	307,936
Welbilt, Inc. (a)	10,474	248,758
Zurn Water Solutions Corp.	9,727	344,336
		4,183,906
Metal Fabricate & Hardware — 0.8%
AZZ, Inc.	1,956	94,357
Helios Technologies, Inc.	2,592	208,008
Lawson Products, Inc. (a)	390	15,031
Mayville Engineering Co., Inc. (a)	728	6,821
Mueller Industries, Inc.	4,511	244,361
Northwest Pipe Co. (a) (b)	740	18,833
Olympic Steel, Inc.	743	28,576
Omega Flex, Inc.	253	32,857
Park-Ohio Holdings Corp.	745	10,482
Proto Labs, Inc. (a)	2,225	117,703
RBC Bearings, Inc. (a)	2,241	434,485
Ryerson Holding Corp.	1,313	45,981
Standex International Corp.	960	95,923
TimkenSteel Corp. (a)	3,694	80,825
Tredegar Corp.	2,071	24,831
Worthington Industries, Inc.	2,650	136,237
Xometry, Inc. Class A (a)	1,976	72,618
		1,667,929
Miscellaneous - Manufacturing — 0.9%
American Outdoor Brands, Inc. (a)	1,134	14,889
AMMO, Inc. (a) (b)	6,909	33,163
Byrna Technologies, Inc. (a)	1,562	12,762
Chase Corp.	591	51,364
EnPro Industries, Inc.	1,655	161,743
ESCO Technologies, Inc.	2,048	143,196
Fabrinet (a)	2,965	311,710
Federal Signal Corp.	4,830	163,012
Haynes International, Inc.	970	41,322
Hillenbrand, Inc.	5,840	257,953
John Bean Technologies Corp.	2,514	297,834
Materion Corp.	1,632	139,928
Meta Materials, Inc. (a) (b)	16,594	27,712
Myers Industries, Inc.	2,893	62,489

	Number of Shares	Value
NL Industries, Inc.	785	$5,644
Sight Sciences, Inc. (a)	1,750	20,230
Smith & Wesson Brands, Inc.	3,843	58,145
Sturm, Ruger & Co., Inc.	1,380	96,076
Trinity Industries, Inc.	6,198	212,963
		2,112,135
Packaging & Containers — 0.3%
Greif, Inc. Class A	2,065	134,349
Greif, Inc. Class B	480	30,605
Karat Packaging, Inc. (a)	395	7,841
Matthews International Corp. Class A	2,462	79,670
O-I Glass, Inc. (a)	12,476	164,433
Pactiv Evergreen, Inc.	3,520	35,411
TriMas Corp.	3,465	111,192
UFP Technologies, Inc. (a)	569	37,651
		601,152
Transportation — 1.4%
Air Transport Services Group, Inc. (a)	4,731	158,252
ArcBest Corp.	2,030	163,415
Atlas Air Worldwide Holdings, Inc. (a)	2,311	199,601
Costamare, Inc.	4,238	72,258
Covenant Logistics Group, Inc.	939	20,217
CryoPort, Inc. (a)	3,243	113,213
Daseke, Inc. (a)	3,311	33,342
DHT Holdings, Inc.	11,184	64,867
Dorian LPG Ltd.	2,542	36,834
Eagle Bulk Shipping, Inc.	711	48,426
Forward Air Corp.	2,151	210,325
Frontline Ltd. (a)	9,848	86,662
Genco Shipping & Trading Ltd.	2,580	60,940
Heartland Express, Inc.	3,733	52,523
Hub Group, Inc. Class A (a)	2,659	205,301
International Seaways, Inc.	3,666	66,135
Marten Transport Ltd.	4,787	85,017
Matson, Inc.	3,336	402,388
Nordic American Tankers Ltd.	13,255	28,233
PAM Transportation Services, Inc. (a)	544	18,904
Radiant Logistics, Inc. (a)	3,018	19,225
Safe Bulkers, Inc.	4,938	23,505
Saia, Inc. (a)	2,127	518,605
Scorpio Tankers, Inc. (b)	3,903	83,446
SFL Corp. Ltd.	9,914	100,924
Teekay Corp. (a)	5,662	17,949
Teekay Tankers Ltd. Class A (a)	1,883	26,061
Universal Logistics Holdings, Inc.	601	12,110
US Xpress Enterprises, Inc. Class A (a)	1,917	7,438
Werner Enterprises, Inc.	4,882	200,162

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Yellow Corp. (a)	4,110	$28,811
		3,165,089
Trucking & Leasing — 0.2%
GATX Corp.	2,831	349,147
The Greenbrier Cos., Inc.	2,555	131,608
Willis Lease Finance Corp. (a)	252	8,112
		488,867
		27,697,424
Technology — 10.6%
Computers — 2.3%
3D Systems Corp. (a) (b)	9,948	165,933
Cantaloupe, Inc. (a)	4,748	32,144
Conduent, Inc. (a)	13,379	69,036
Corsair Gaming, Inc. (a) (b)	2,172	45,960
Desktop Metal, Inc. Class A (a) (b)	14,983	71,019
Diebold Nixdorf, Inc. (a)	5,676	38,200
Exlservice Holdings, Inc. (a)	2,635	377,517
Grid Dynamics Holdings, Inc. (a)	3,580	50,406
iCAD, Inc. (a)	1,985	8,853
Insight Enterprises, Inc. (a)	2,769	297,169
Integral Ad Science Holding Corp. (a)	2,528	34,886
KBR, Inc.	11,339	620,584
MAXIMUS, Inc.	4,918	368,604
Mitek Systems, Inc. (a)	3,424	50,230
NetScout Systems, Inc. (a)	5,626	180,482
Onespan, Inc. (a)	2,768	39,970
PAR Technology Corp. (a) (b)	2,023	81,608
Parsons Corp. (a)	2,112	81,734
Ping Identity Holding Corp. (a)	4,870	133,584
PlayAGS, Inc. (a)	2,218	14,794
Qualys, Inc. (a)	2,735	389,491
Quantum Corp. (a) (b)	5,130	11,646
Rapid7, Inc. (a)	4,512	501,915
Rekor Systems, Inc. (a) (b)	2,652	12,093
Rimini Street, Inc. (a) (b)	3,440	19,952
SecureWorks Corp. Class A (a)	799	10,587
Startek, Inc. (a)	1,540	6,822
Super Micro Computer, Inc. (a)	3,580	136,291
Telos Corp. (a)	3,255	32,452
Tenable Holdings, Inc. (a)	7,403	427,819
TTEC Holdings, Inc.	1,482	122,295
Unisys Corp. (a)	5,256	113,582
Varonis Systems, Inc. (a)	8,584	408,083
Vuzix Corp. (a) (b)	4,777	31,528
		4,987,269
Office & Business Equipment — 0.0%
Pitney Bowes, Inc.	14,089	73,263

	Number of Shares	Value
Semiconductors — 3.1%
Alpha & Omega Semiconductor Ltd. (a)	1,735	$94,818
Ambarella, Inc. (a)	2,831	297,028
Amkor Technology, Inc.	8,184	177,756
Arteris, Inc. (a)	453	5,889
Atomera, Inc. (a) (b)	1,570	20,504
Axcelis Technologies, Inc. (a)	2,645	199,777
AXT, Inc. (a)	3,157	22,162
CEVA, Inc. (a)	1,801	73,211
CMC Materials, Inc.	2,275	421,785
Cohu, Inc. (a)	3,841	113,694
Diodes, Inc. (a)	3,496	304,117
EMCORE Corp. (a)	3,203	11,851
FormFactor, Inc. (a)	6,232	261,931
Impinj, Inc. (a)	1,516	96,327
Kulicke & Soffa Industries, Inc. (b)	4,911	275,114
Lattice Semiconductor Corp. (a)	10,880	663,136
MACOM Technology Solutions Holdings, Inc. (a)	3,961	237,145
MaxLinear, Inc. (a)	5,687	331,836
Onto Innovation, Inc. (a)	3,906	339,392
Ouster, Inc. (a) (b)	10,054	45,243
Photronics, Inc. (a)	4,764	80,845
Power Integrations, Inc.	4,723	437,728
Rambus, Inc. (a)	8,704	277,571
Semtech Corp. (a)	5,183	359,389
Silicon Laboratories, Inc. (a)	3,040	456,608
SiTime Corp. (a)	1,296	321,175
SkyWater Technology, Inc. (a) (b)	724	7,841
SMART Global Holdings, Inc. (a)	3,916	101,150
Synaptics, Inc. (a)	3,176	633,612
Ultra Clean Holdings, Inc. (a)	3,559	150,866
Veeco Instruments, Inc. (a)	4,005	108,896
		6,928,397
Software — 5.2%
1Life Healthcare, Inc. (a)	9,191	101,836
8x8, Inc. (a)	9,020	113,562
ACI Worldwide, Inc. (a)	9,451	297,612
Agilysys, Inc. (a)	1,699	67,756
Alignment Healthcare, Inc. (a) (b)	6,334	71,131
Alkami Technology, Inc. (a)	2,317	33,156
Allscripts Healthcare Solutions, Inc. (a)	9,745	219,457
Altair Engineering, Inc. Class A (a)	3,705	238,602
American Software, Inc. Class A	2,514	52,392
Apollo Medical Holdings, Inc. (a) (b)	3,021	146,428
Appfolio, Inc. Class A (a)	1,527	172,872
Appian Corp. (a)	3,151	191,644

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Asana, Inc. Class A (a) (b)	5,862	$234,304
Avaya Holdings Corp. (a)	6,678	84,610
Avid Technology, Inc. (a)	2,903	101,228
AvidXchange Holdings, Inc. (a)	2,049	16,495
Bandwidth, Inc. Class A (a)	1,846	59,792
Benefitfocus, Inc. (a)	1,960	24,735
BigCommerce Holdings, Inc. (a)	3,871	84,814
Blackbaud, Inc. (a)	3,839	229,841
Blackline, Inc. (a)	4,344	318,068
Bottomline Technologies de, Inc. (a)	3,546	200,987
Box, Inc. Class A (a)	10,954	318,323
Brightcove, Inc. (a)	3,191	24,890
BTRS Holdings, Inc. (a)	7,575	56,661
Cardlytics, Inc. (a) (b)	2,591	142,453
Cerence, Inc. (a)	3,148	113,643
CommVault Systems, Inc. (a)	3,572	237,002
Computer Programs & Systems, Inc. (a)	1,100	37,895
Consensus Cloud Solutions, Inc. (a)	1,289	77,508
Convey Health Solutions Holdings, Inc. (a)	1,191	7,789
CoreCard Corp. (a) (b)	594	16,276
CS Disco, Inc. (a)	1,229	41,749
CSG Systems International, Inc.	2,590	164,646
Daily Journal Corp. (a)	98	30,575
DarioHealth Corp. (a)	1,174	6,856
Digi International, Inc. (a)	2,777	59,761
Digimarc Corp. (a) (b)	1,003	26,449
Digital Turbine, Inc. (a)	7,278	318,849
DigitalOcean Holdings, Inc. (a)	4,068	235,334
Domo, Inc. Class B (a)	2,281	115,350
Donnelley Financial Solutions, Inc. (a)	2,361	78,527
E2open Parent Holdings, Inc. (a) (b)	15,931	140,352
Ebix, Inc. (b)	2,128	70,543
eGain Corp. (a)	1,573	18,215
Enfusion, Inc. Class A (a)	1,690	21,497
EngageSmart, Inc. (a)	1,268	27,021
Envestnet, Inc. (a)	4,360	324,558
EverCommerce, Inc. (a)	2,434	32,129
Evolent Health, Inc. Class A (a)	6,388	206,332
Forian, Inc. (a) (b)	1,647	11,463
Genius Brands International, Inc. (a) (b)	21,928	22,367
GreenBox POS (a) (b)	1,602	6,760
GTY Technology Holdings, Inc. (a)	2,653	8,569
Health Catalyst, Inc. (a)	4,161	108,727
HireRight Holdings Corp. (a)	1,783	30,489
IBEX Holdings Ltd. (a) (b)	424	6,759
Inseego Corp. (a)	6,961	28,192

	Number of Shares	Value
Instructure Holdings, Inc. (a)	925	$18,556
Intapp, Inc. (a)	1,080	25,931
JFrog Ltd. (a)	4,295	115,750
Kaltura, Inc. (a) (b)	4,865	8,708
LivePerson, Inc. (a)	5,258	128,400
ManTech International Corp. Class A	2,200	189,618
MeridianLink, Inc. (a)	1,854	33,557
MicroStrategy, Inc. Class A (a) (b)	754	366,685
Model N, Inc. (a)	2,895	77,876
Momentive Global, Inc. (a)	10,597	172,307
NantHealth, Inc. (a) (b)	2,418	1,822
NextGen Healthcare, Inc. (a)	4,488	93,844
ON24, Inc. (a)	2,249	29,574
Outbrain, Inc. (a)	1,873	20,097
Outset Medical, Inc. (a)	3,752	170,341
PagerDuty, Inc. (a) (b)	6,656	227,569
PDF Solutions, Inc. (a)	2,401	66,916
Phreesia, Inc. (a)	3,976	104,807
Porch Group, Inc. (a) (b)	6,047	41,996
PowerSchool Holdings, Inc., Class A (a)	3,428	56,596
Privia Health Group, Inc. (a)	3,267	87,327
Progress Software Corp.	3,543	166,840
PROS Holdings, Inc. (a) (b)	3,201	106,625
Rackspace Technology, Inc. (a) (b)	4,337	48,401
SailPoint Technologies Holding, Inc. (a)	7,336	375,457
Sapiens International Corp. NV	2,486	63,120
Schrodinger, Inc. /United States (a)	3,630	123,856
Simulations Plus, Inc. (b)	1,226	62,502
Smith Micro Software, Inc. (a)	3,702	13,957
Society Pass, Inc. (a) (b)	308	915
Sprout Social, Inc. Class A (a)	3,626	290,515
SPS Commerce, Inc. (a)	2,894	379,693
Sumo Logic, Inc. (a)	7,110	82,974
Tabula Rasa HealthCare, Inc. (a)	1,757	10,120
Upland Software, Inc. (a)	2,279	40,133
UserTesting, Inc. (a) (b)	807	8,627
Verint Systems, Inc. (a)	5,164	266,979
Veritone, Inc. (a) (b)	2,242	40,984
Verra Mobility Corp. (a)	12,189	198,437
Viant Technology, Inc. (a)	1,063	6,963
Weave Communications, Inc. (a)	393	2,342
Workiva, Inc. (a)	3,434	405,212
Xperi Holding Corp.	8,394	145,384
Yext, Inc. (a)	9,106	62,740
Ziff Davis, Inc. (a)	3,489	337,665

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Zuora, Inc. Class A Class A (a)	9,070	$135,869
		11,650,418
		23,639,346
Utilities — 3.0%
Electric — 1.5%
ALLETE, Inc.	4,193	280,847
Ameresco, Inc. Class A (a) (b)	2,477	196,921
Avista Corp.	5,664	255,730
Black Hills Corp.	5,131	395,190
Clearway Energy, Inc. Class A	2,761	91,997
Clearway Energy, Inc. Class C	6,613	241,441
FTC Solar, Inc. (a) (b)	3,138	15,470
MGE Energy, Inc.	2,918	232,827
NorthWestern Corp. (b)	4,351	263,192
Ormat Technologies, Inc.	3,633	297,288
Otter Tail Corp.	3,298	206,125
PNM Resources, Inc.	6,848	326,444
Portland General Electric Co.	7,218	398,073
Unitil Corp.	1,249	62,300
Via Renewables, Inc.	1,050	8,652
		3,272,497
Gas — 1.1%
Brookfield Infrastructure Corp. Class A	5,096	384,442
Chesapeake Utilities Corp.	1,382	190,384
New Jersey Resources Corp.	7,741	355,002
Northwest Natural Holding Co.	2,456	127,024
ONE Gas, Inc.	4,231	373,344
South Jersey Industries, Inc.	8,259	285,349
Southwest Gas Holdings, Inc.	5,283	413,606
Spire, Inc.	4,070	292,063
		2,421,214
Water — 0.4%
American States Water Co.	2,955	263,054
Artesian Resources Corp. Class A	664	32,237
California Water Service Group	4,210	249,569
Global Water Resources, Inc.	1,064	17,705
Middlesex Water Co.	1,386	145,766
SJW Group	2,220	154,467
The York Water Co.	1,034	46,499
		909,297
		6,603,008

TOTAL COMMON STOCK (Cost $195,249,740)		219,166,191

TOTAL EQUITIES (Cost $195,249,740)		219,166,191

	Number of Shares	Value
WARRANTS — 0.0%
Energy — 0.0%
Oil & Gas — 0.0%
Nabors Industries Ltd. (a) (b)	326	$7,498

TOTAL WARRANTS (Cost $0)		7,498

RIGHTS — 0.0%
Consumer, Non-cyclical — 0.0%
Biotechnology — 0.0%
Aduro Biotech, Inc., CVR (a) (c) (d)	1,859	—
Tobira Therapeutics Inc., CVR (a) (c) (d)	1,376	10,471
		10,471
Pharmaceuticals — 0.0%
GTx, Inc., CVR (a) (b) (c) (d)	111	—
Zogenix, Inc. (a) (b) (c) (d)	5,016	—
		—
		10,471
Technology — 0.0%
Computers — 0.0%
Quantum Corp. (a) (c) (d)	5,130	43

TOTAL RIGHTS (Cost $3,721)		10,514
	Principal Amount
BONDS & NOTES — 0.0%
CORPORATE DEBT — 0.0%
Diversified Financial Services — 0.0%
GAMCO Investors, Inc.	$1,000	980

TOTAL CORPORATE DEBT (Cost $1,000)		980

TOTAL BONDS & NOTES (Cost $1,000)		980

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 2.1%
Diversified Financial Services — 2.1%
State Street Navigator Securities Lending Government Money Market Portfolio (e)	4,779,733	$4,779,733

TOTAL MUTUAL FUNDS (Cost $4,779,733)		4,779,733

TOTAL LONG-TERM INVESTMENTS (Cost $200,034,194)		223,964,916
	Principal Amount
SHORT-TERM INVESTMENTS — 2.7%
Repurchase Agreement — 2.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/22, 0.000%, due 4/01/22 (f)	$4,820,385	4,820,385
U.S. Treasury Bill — 0.5%
U.S. Treasury Bill
0.315% 6/30/22 (g) (h)	1,155,000	1,153,513

TOTAL SHORT-TERM INVESTMENTS (Cost $5,974,490)		5,973,898

TOTAL INVESTMENTS — 103.1% (Cost $206,008,684) (i)		229,938,814

Other Assets/(Liabilities) — (3.1)%		(6,957,043)

NET ASSETS — 100.0%		$222,981,771

Abbreviation Legend

CVR	Contingent Value Rights

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2022, was $13,157,620 or 5.90% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $8,849,433 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Investment was valued using significant unobservable inputs.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2022, these securities amounted to a value of $10,514 or 0.00% of net assets.
(e)	Represents investment of security lending cash collateral. (Note 2).
(f)

Maturity value of $4,820,385. Collateralized by U.S. Government Agency obligations with a rate of 0.375%, maturity date of 9/15/24, and an aggregate market value, including accrued interest, of $4,916,847.

(g)	The rate shown represents yield-to-maturity.
(h)	All or a portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(i)	See Note 6 for aggregate cost for federal tax purposes.

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
Russell 2000 E Mini Index	6/17/22	59	$6,089,309	$6,571

The accompanying notes are an integral part of the financial statements.

MassMutual Mid Cap Growth Fund — Portfolio of Investments
March 31, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.8%
COMMON STOCK — 96.4%
Basic Materials — 0.7%
Chemicals — 0.7%
RPM International, Inc.	396,000	$32,250,239
The Sherwin-Williams Co.	58,206	14,529,382
		46,779,621
Communications — 5.7%
Advertising — 0.7%
The Trade Desk, Inc. Class A (a)	749,110	51,875,867
Internet — 3.5%
Chewy, Inc. Class A (a) (b)	203,090	8,282,010
Deliveroo PLC Class A (a) (c)	2,403,988	3,542,032
DoorDash, Inc., Class A (a)	89,000	10,429,910
Etsy, Inc. (a)	144,000	17,896,320
Farfetch Ltd. Class A (a)	386,000	5,836,320
IAC/InterActiveCorp (a)	149,000	14,941,720
Match Group, Inc. (a)	156,000	16,963,440
Okta, Inc. (a)	111,175	16,782,978
Palo Alto Networks, Inc. (a) (b)	116,700	72,646,917
Roku, Inc. (a)	118,503	14,844,871
Spotify Technology SA (a)	213,000	32,167,260
Twitter, Inc. (a)	273,469	10,580,516
Upwork, Inc. (a)	165,000	3,834,600
Vimeo, Inc. (a)	1,246,302	14,806,068
		243,554,962
Media — 0.7%
Liberty Media Corp-Liberty Formula One Class C (a)	693,000	48,399,120
Telecommunications — 0.8%
Arista Networks, Inc. (a)	183,466	25,498,105
Corning, Inc.	870,000	32,111,700
		57,609,805
		401,439,754
Consumer, Cyclical — 17.0%
Airlines — 1.1%
Azul SA (a) (b)	1,123,176	16,903,799
Southwest Airlines Co. (a)	1,290,000	59,082,000
		75,985,799
Apparel — 0.2%
Deckers Outdoor Corp. (a)	58,000	15,878,660
Auto Manufacturers — 1.0%
Rivian Automotive, Inc., Lockup Shares (Acquired 12/23/19-7/10/20, Cost $17,656,722) (a) (d) (e)	1,469,560	70,139,160

	Number of Shares	Value
Auto Parts & Equipment — 0.2%
Aptiv PLC (a)	81,000	$9,696,510
BorgWarner, Inc.	171,251	6,661,664
		16,358,174
Distribution & Wholesale — 0.2%
Leslie’s, Inc. (a) (b)	708,726	13,720,935
Entertainment — 2.0%
Caesars Entertainment, Inc. (a)	713,786	55,218,485
DraftKings, Inc. Class A (a) (b)	651,000	12,674,970
Live Nation Entertainment, Inc. (a)	368,608	43,363,045
Vail Resorts, Inc.	119,000	30,972,130
		142,228,630
Leisure Time — 0.6%
Peloton Interactive, Inc. Class A (a)	302,000	7,978,840
Planet Fitness, Inc. Class A (a)	394,430	33,321,446
		41,300,286
Lodging — 1.7%
Hilton Worldwide Holdings, Inc. (a)	480,000	72,835,200
MGM Resorts International	1,037,000	43,491,780
		116,326,980
Retail — 8.9%
Advance Auto Parts, Inc.	125,785	26,032,464
Bath & Body Works, Inc.	433,000	20,697,400
Burlington Stores, Inc. (a)	479,532	87,356,344
Carvana Co. (a) (b)	34,217	4,081,746
Casey’s General Stores, Inc.	313,000	62,027,210
Chipotle Mexican Grill, Inc. (a)	54,008	85,442,276
Darden Restaurants, Inc.	107,640	14,310,738
Dollar General Corp.	385,131	85,741,715
Dollar Tree, Inc. (a)	334,000	53,490,100
Domino’s Pizza, Inc.	88,000	35,816,880
Five Below, Inc. (a)	120,000	19,004,400
Floor & Decor Holdings, Inc. Class A (a)	145,322	11,771,082
Lululemon Athletica, Inc. (a)	32,000	11,687,360
O’Reilly Automotive, Inc. (a)	90,838	62,220,396
Olaplex Holdings, Inc. (a)	303,000	4,735,890
Ross Stores, Inc.	450,502	40,752,411
Warby Parker, Inc. Class A (a)	90,000	3,042,900
		628,211,312
Toys, Games & Hobbies — 1.1%
Mattel, Inc. (a)	3,411,305	75,765,084
		1,195,915,020
Consumer, Non-cyclical — 30.1%
Beverages — 0.3%
The Boston Beer Co., Inc. Class A (a)	59,000	22,919,730

The accompanying notes are an integral part of the financial statements.

MassMutual Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Biotechnology — 2.6%
Alnylam Pharmaceuticals, Inc. (a)	245,000	$40,006,050
Apellis Pharmaceuticals, Inc. (a)	56,382	2,864,769
Argenx SE ADR (a)	104,471	32,940,751
BioMarin Pharmaceutical, Inc. (a)	74,041	5,708,561
Exelixis, Inc. (a)	372,000	8,433,240
Guardant Health, Inc. (a)	118,084	7,821,884
Horizon Therapeutics PLC (a)	108,551	11,420,651
Illumina, Inc. (a)	20,231	7,068,711
Ionis Pharmaceuticals, Inc. (a)	681,000	25,224,240
Moderna, Inc. (a)	46,417	7,995,793
Seagen, Inc. (a)	160,000	23,048,000
Ultragenyx Pharmaceutical, Inc. (a)	160,000	11,619,200
		184,151,850
Commercial Services — 8.3%
Block, Inc. (a)	227,429	30,839,372
Bright Horizons Family Solutions, Inc. (a)	379,593	50,368,195
Cintas Corp.	90,486	38,491,839
Clarivate PLC (a) (b)	1,813,000	30,385,880
CoStar Group, Inc. (a)	637,000	42,430,570
Dlocal Ltd. (a)	380,845	11,905,215
Equifax, Inc.	195,000	46,234,500
FleetCor Technologies, Inc. (a)	273,000	67,993,380
Global Payments, Inc.	165,065	22,587,494
GXO Logistics, Inc. (a)	122,729	8,755,487
MarketAxess Holdings, Inc.	71,000	24,154,200
Moody’s Corp.	31,921	10,770,465
Multiplan Corp. (a) (b)	2,568,000	12,018,240
Paylocity Holding Corp. (a)	24,000	4,938,480
Quanta Services, Inc.	228,401	30,059,856
Terminix Global Holdings, Inc. (a)	959,000	43,759,170
TransUnion	671,000	69,341,140
Verisk Analytics, Inc.	196,000	42,067,480
		587,100,963
Food — 0.3%
TreeHouse Foods, Inc. (a)	523,000	16,871,980
Health Care – Products — 11.9%
Alcon, Inc. (b)	685,997	54,420,142
Align Technology, Inc. (a)	37,095	16,173,420
Avantor, Inc. (a)	2,290,000	77,447,800
Bruker Corp.	1,193,000	76,709,900
The Cooper Cos., Inc.	196,000	81,847,640
Edwards Lifesciences Corp. (a)	78,164	9,201,466
Exact Sciences Corp. (a)	362,205	25,325,374
Hologic, Inc. (a)	2,226,228	171,018,835
ICU Medical, Inc. (a)	141,000	31,392,240
IDEXX Laboratories, Inc. (a)	33,717	18,445,222

	Number of Shares	Value
Insulet Corp. (a)	73,489	$19,576,735
Novocure Ltd. (a) (b)	86,400	7,158,240
Ortho Clinical Diagnostics Holdings PLC Class H (a)	966,000	18,025,560
Quidel Corp. (a)	275,000	30,926,500
ResMed, Inc.	24,497	5,940,767
Teleflex, Inc.	395,730	140,416,876
West Pharmaceutical Services, Inc.	128,000	52,570,880
		836,597,597
Health Care – Services — 3.6%
Acadia Healthcare Co., Inc. (a)	824,000	53,996,720
agilon health, Inc. (a)	214,000	5,424,900
Amedisys, Inc. (a)	106,311	18,316,322
Catalent, Inc. (a)	1,157,000	128,311,300
Molina Healthcare, Inc. (a)	144,579	48,230,109
		254,279,351
Household Products & Wares — 1.0%
Avery Dennison Corp.	304,000	52,886,880
Reynolds Consumer Products, Inc.	665,000	19,511,100
		72,397,980
Pharmaceuticals — 2.1%
Alkermes PLC (a)	1,044,000	27,467,640
Dentsply Sirona, Inc.	266,000	13,092,520
DexCom, Inc. (a)	53,855	27,552,218
Elanco Animal Health, Inc. (a)	896,000	23,376,640
Neurocrine Biosciences, Inc. (a)	229,000	21,468,750
Perrigo Co. PLC	662,000	25,440,660
Sarepta Therapeutics, Inc. (a)	91,342	7,135,637
		145,534,065
		2,119,853,516
Energy — 0.5%
Energy – Alternate Sources — 0.1%
Shoals Technologies Group, Inc. Class A (a)	394,000	6,713,760
Oil & Gas — 0.4%
Coterra Energy, Inc.	730,040	19,689,179
Venture Global LNG, Inc., Series B (Acquired 3/08/18, Cost $652,320) (a) (d) (e) (f)	216	1,285,237
Venture Global LNG, Inc., Series C (Acquired 10/16/17-3/08/18, Cost $4,872,708) (a) (d) (e) (f)	1,328	7,901,826
		28,876,242
		35,590,002
Financial — 6.5%
Banks — 0.8%
SVB Financial Group (a)	100,473	56,209,620

The accompanying notes are an integral part of the financial statements.

MassMutual Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Diversified Financial Services — 2.2%
Cboe Global Markets, Inc.	321,000	$36,728,820
LPL Financial Holdings, Inc.	208,910	38,163,679
Raymond James Financial, Inc.	161,000	17,695,510
SoFi Technologies, Inc. (a) (b)	645,000	6,095,250
Tradeweb Markets, Inc. Class A	680,000	59,751,600
		158,434,859
Insurance — 2.1%
Aon PLC Class A	126,879	41,315,609
Assurant, Inc.	317,000	57,640,110
Axis Capital Holdings Ltd.	580,000	35,072,600
Kemper Corp.	199,000	11,251,460
		145,279,779
Private Equity — 1.4%
KKR & Co., Inc.	1,681,490	98,316,720
Real Estate — 0.0%
eXp World Holdings, Inc. (b)	122,000	2,582,740
		460,823,718
Industrial — 16.9%
Building Materials — 0.8%
Builders FirstSource, Inc. (a)	204,649	13,208,046
Martin Marietta Materials, Inc.	120,000	46,186,800
		59,394,846
Electrical Components & Equipment — 0.1%
Littelfuse, Inc.	32,000	7,981,120
Electronics — 4.7%
Agilent Technologies, Inc.	874,273	115,692,546
Amphenol Corp. Class A	615,488	46,377,021
Fortive Corp.	736,000	44,844,480
II-VI, Inc. (a) (b)	239,512	17,362,225
Keysight Technologies, Inc. (a)	415,000	65,557,550
National Instruments Corp.	968,000	39,291,120
		329,124,942
Engineering & Construction — 0.2%
MasTec, Inc. (a)	159,791	13,917,796
Environmental Controls — 0.8%
Waste Connections, Inc.	394,729	55,143,641
Machinery – Construction & Mining — 0.5%
BWX Technologies, Inc.	657,000	35,386,020
Machinery – Diversified — 3.3%
Cognex Corp.	321,000	24,765,150
Colfax Corp. (a)	1,432,000	56,979,280
IDEX Corp.	208,000	39,879,840
Ingersoll Rand, Inc.	2,177,000	109,611,950
		231,236,220

	Number of Shares	Value
Miscellaneous - Manufacturing — 1.9%
Textron, Inc.	1,861,000	$138,421,180
Packaging & Containers — 3.1%
Ardagh Metal Packaging SA (a)	865,381	7,035,548
Ball Corp.	1,723,994	155,159,460
Sealed Air Corp.	850,000	56,916,000
		219,111,008
Transportation — 1.5%
J.B. Hunt Transport Services, Inc.	409,000	82,123,110
Knight-Swift Transportation Holdings, Inc.	267,377	13,491,843
XPO Logistics, Inc. (a)	140,331	10,216,097
		105,831,050
		1,195,547,823
Technology — 19.0%
Computers — 2.9%
Crowdstrike Holdings, Inc. Class A (a)	140,000	31,791,200
EPAM Systems, Inc. (a)	61,745	18,314,184
Fortinet, Inc. (a)	256,000	87,485,440
Genpact Ltd.	355,560	15,470,416
KBR, Inc.	573,240	31,373,425
Leidos Holdings, Inc.	171,000	18,471,420
Thoughtworks Holding, Inc. (a)	198,000	4,120,380
		207,026,465
Semiconductors — 8.0%
Advanced Micro Devices, Inc. (a)	308,320	33,711,709
Entegris, Inc.	128,000	16,801,280
KLA Corp.	282,827	103,531,652
Lam Research Corp.	28,155	15,136,410
Lattice Semiconductor Corp. (a)	178,000	10,849,100
Marvell Technology, Inc.	2,007,834	143,981,776
Microchip Technology, Inc.	2,169,688	163,030,356
Skyworks Solutions, Inc.	270,000	35,985,600
Wolfspeed, Inc. (a)	358,670	40,838,166
		563,866,049
Software — 8.1%
Atlassian Corp. PLC Class A (a)	128,797	37,844,423
Autodesk, Inc. (a)	44,009	9,433,329
Bill.com Holdings, Inc. (a)	119,000	26,988,010
Black Knight, Inc. (a)	591,000	34,272,090
Broadridge Financial Solutions, Inc.	94,000	14,636,740
CCC Intelligent Solutions Holdings, Inc. (a)	1,329,853	14,681,577
Ceridian HCM Holding, Inc. (a)	633,000	43,271,880
Clear Secure Inc. Class A (a) (b)	106,000	2,849,280
Coupa Software, Inc. (a)	86,530	8,794,044
DocuSign, Inc. (a)	242,000	25,923,040
Doximity, Inc. Class A (a)	206,000	10,730,540

The accompanying notes are an integral part of the financial statements.

MassMutual Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Fair Isaac Corp. (a)	61,457	$28,667,232
HashiCorp, Inc. Class A (a) (b)	10,000	540,000
HubSpot, Inc. (a)	28,729	13,644,551
MongoDB, Inc. (a)	44,955	19,941,589
MSCI, Inc.	52,450	26,376,056
nCino, Inc. (a)	135,000	5,532,300
Paycom Software, Inc. (a)	89,453	30,984,730
Playtika Holding Corp. (a)	469,000	9,065,770
Procore Technologies, Inc. (a)	59,000	3,419,640
PTC, Inc. (a)	276,000	29,730,720
Roper Technologies, Inc.	104,000	49,111,920
SentinelOne Inc. Class A (a)	189,000	7,321,860
Signify Health, Inc. Class A (a)	521,622	9,467,439
Synopsys, Inc. (a)	68,000	22,662,360
Veeva Systems, Inc. Class A (a)	330,332	70,182,337
Workday, Inc. Class A (a)	58,504	14,009,367
		570,082,824
		1,340,975,338

TOTAL COMMON STOCK (Cost $5,158,634,379)		6,796,924,792

PREFERRED STOCK — 0.4%
Consumer, Cyclical — 0.0%
Auto Manufacturers — 0.0%
Nuro, Inc., Series D (Acquired 10/29/21, Cost $3,125,295) (a) (d) (e) (f)	149,925	3,125,295
Consumer, Non-cyclical — 0.1%
Commercial Services — 0.0%
Redwood Materials, Inc., Series C (Acquired 5/28/21, Cost $3,678,889) (a) (d) (e) (f)	77,608	4,047,257
Health Care – Services — 0.1%
Caris Life Sciences, Inc., Series D (Acquired 5/11/21, Cost $5,006,003) (a) (d) (e) (f)	618,025	5,006,003
		9,053,260
Financial — 0.1%
Investment Companies — 0.1%
Maplebear, Inc., Series E (Acquired 11/19/21-12/01/21, Cost $10,196,717) (a) (d) (e) (f)	84,807	8,141,472

	Number of Shares	Value
Maplebear, Inc., Series I (Acquired 2/26/21, Cost $1,765,375) (a) (d) (e) (f)	14,123	$1,355,808
		9,497,280
Industrial — 0.1%
Electrical Components & Equipment — 0.1%
Sila Nanotechnologies, Inc., Series F (Acquired 1/07/21, Cost $7,310,569) (a) (d) (e) (f)	177,128	5,521,080
Technology — 0.1%
Software — 0.1%
Databricks, Inc., Series G (Acquired 2/01/21, Cost $2,400,675) (a) (d) (e) (f)	13,535	2,245,186
Databricks, Inc., Series H (Acquired 8/31/21, Cost $3,616,301) (a) (d) (e) (f)	16,404	2,721,096
		4,966,282

TOTAL PREFERRED STOCK (Cost $37,099,821)		32,163,197

TOTAL EQUITIES (Cost $5,195,734,200)		6,829,087,989

MUTUAL FUNDS — 1.1%
Diversified Financial Services — 1.1%
State Street Navigator Securities Lending Government Money Market Portfolio (g)	78,709,887	78,709,887
		78,709,887

TOTAL MUTUAL FUNDS (Cost $78,709,887)		78,709,887

TOTAL LONG-TERM INVESTMENTS (Cost $5,274,444,087)		6,907,797,876

The accompanying notes are an integral part of the financial statements.

MassMutual Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
SHORT-TERM INVESTMENTS — 3.1%
Mutual Fund — 1.5%
T. Rowe Price Government Reserve Investment Fund	103,919,119	$103,919,119

	Principal Amount
Repurchase Agreement — 1.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/22, 0.000%, due 4/01/22 (h)	$113,375,556	113,375,556

TOTAL SHORT-TERM INVESTMENTS (Cost $217,294,675)		217,294,675

TOTAL INVESTMENTS — 101.0% (Cost $5,491,738,762) (i)		7,125,092,551

Other Assets/(Liabilities) — (1.0)%		(71,916,322)

NET ASSETS — 100.0%		$7,053,176,229

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2022, was $186,660,265 or 2.65% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $112,867,454 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2022, the aggregate market value of these securities amounted to $3,542,032 or 0.05% of net assets.

(d)

This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2022, these securities amounted to a value of $111,489,420 or 1.58% of net assets.

(e)

Restricted security. Certain securities are restricted as to resale. At March 31, 2022, these securities amounted to a value of $111,489,420 or 1.58% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(f)	Investment was valued using significant unobservable inputs.
(g)	Represents investment of security lending cash collateral. (Note 2).
(h)

Maturity value of $113,375,556. Collateralized by U.S. Government Agency obligations with rates ranging from 0.375% - 1.750%, maturity dates ranging from 6/30/24 - 7/15/24, and an aggregate market value, including accrued interest of $115,643,139.

(i)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Small Cap Growth Equity Fund — Portfolio of Investments
March 31, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.0%
COMMON STOCK — 96.0%
Basic Materials — 2.3%
Chemicals — 1.8%
Cabot Corp.	49,443	$3,382,396
Element Solutions, Inc.	84,796	1,857,032
Methanex Corp.	47,891	2,612,933
Olin Corp.	84,377	4,411,229
		12,263,590
Mining — 0.5%
Livent Corp. (a) (b)	58,438	1,523,479
MP Materials Corp. (a) (b)	27,000	1,548,180
		3,071,659
		15,335,249
Communications — 4.4%
Internet — 3.1%
Cargurus, Inc. (a)	156,851	6,659,893
Criteo SA Sponsored ADR (a)	46,419	1,264,454
Perficient, Inc. (a)	47,662	5,247,110
RealReal, Inc. (a) (b)	22,944	166,573
Revolve Group, Inc. (a)	54,908	2,948,010
Shutterstock, Inc.	53,159	4,948,040
		21,234,080
Media — 0.4%
The New York Times Co. Class A	53,557	2,455,053
Telecommunications — 0.9%
Calix, Inc. (a)	92,417	3,965,614
Viavi Solutions, Inc. (a)	140,614	2,261,073
		6,226,687
		29,915,820
Consumer, Cyclical — 11.1%
Apparel — 1.2%
Carter’s, Inc.	11,442	1,052,550
Crocs, Inc. (a)	20,398	1,558,407
Deckers Outdoor Corp. (a)	2,789	763,544
Oxford Industries, Inc.	30,355	2,747,127
Steven Madden Ltd.	59,865	2,313,184
		8,434,812
Distribution & Wholesale — 0.7%
SiteOne Landscape Supply, Inc. (a)	14,992	2,424,056
WESCO International, Inc. (a)	17,483	2,275,238
		4,699,294
Entertainment — 1.1%
Cinemark Holdings, Inc. (a)	103,946	1,796,187
Red Rock Resorts, Inc. Class A	72,386	3,515,064

	Number of Shares	Value
SeaWorld Entertainment, Inc. (a)	26,010	$1,936,184
		7,247,435
Food Services — 0.3%
Sovos Brands, Inc. (a)	152,814	2,166,903
Home Builders — 0.8%
Cavco Industries, Inc. (a)	1,926	463,877
Skyline Champion Corp. (a)	90,187	4,949,463
		5,413,340
Leisure Time — 1.0%
Acushnet Holdings Corp.	22,327	898,885
Planet Fitness, Inc. Class A (a)	57,268	4,838,000
YETI Holdings, Inc. (a)	22,118	1,326,638
		7,063,523
Lodging — 1.3%
Boyd Gaming Corp.	32,524	2,139,429
Choice Hotels International, Inc.	29,117	4,127,626
Wyndham Hotels & Resorts, Inc.	31,057	2,630,217
		8,897,272
Retail — 4.7%
BJ’s Wholesale Club Holdings, Inc. (a)	29,289	1,980,229
Boot Barn Holdings, Inc. (a)	46,735	4,430,011
Denny’s Corp. (a)	110,319	1,578,665
Dutch Bros, Inc., Class A (a) (b)	12,960	716,299
Floor & Decor Holdings, Inc. Class A (a)	13,284	1,076,004
Freshpet, Inc. (a)	42,404	4,352,347
La-Z-Boy, Inc.	5,098	134,434
National Vision Holdings, Inc. (a)	62,818	2,736,980
Nu Skin Enterprises, Inc. Class A	46,146	2,209,471
Papa John’s International, Inc.	30,713	3,233,465
Patrick Industries, Inc.	29,431	1,774,689
Rush Enterprises, Inc. Class A	44,040	2,242,076
Victoria’s Secret & Co. (a)	38,347	1,969,502
Wingstop, Inc.	25,465	2,988,318
		31,422,490
		75,345,069
Consumer, Non-cyclical — 24.5%
Biotechnology — 3.7%
Akero Therapeutics, Inc. (a)	28,458	403,819
Amicus Therapeutics, Inc. (a)	191,222	1,810,872
Apellis Pharmaceuticals, Inc. (a)	40,475	2,056,535
BioAtla, Inc. (a)	21,934	109,670
Blueprint Medicines Corp. (a)	16,833	1,075,292
Celldex Therapeutics, Inc. (a)	31,199	1,062,638
Certara, Inc. (a)	21,915	470,734
Crinetics Pharmaceuticals, Inc. (a)	17,400	381,930

The accompanying notes are an integral part of the financial statements.

MassMutual Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Fate Therapeutics, Inc. (a) (b)	16,573	$642,535
Halozyme Therapeutics, Inc. (a)	77,780	3,101,867
ImmunoGen, Inc. (a)	112,262	534,367
Intra-Cellular Therapies, Inc. (a)	15,969	977,143
Karuna Therapeutics, Inc. (a)	8,422	1,067,826
Kodiak Sciences, Inc. (a)	7,747	59,807
Kymera Therapeutics, Inc. (a)	31,653	1,339,555
Myriad Genetics, Inc. (a)	60,631	1,527,901
NeoGenomics, Inc. (a)	43,938	533,847
PTC Therapeutics, Inc. (a)	19,556	729,634
RAPT Therapeutics, Inc. (a)	17,780	390,982
Relay Therapeutics, Inc. (a)	30,300	906,879
Revolution Medicines, Inc. (a)	44,590	1,137,491
Rocket Pharmaceuticals, Inc. (a)	54,850	869,921
Sage Therapeutics, Inc. (a)	12,479	413,055
Turning Point Therapeutics, Inc. (a)	33,138	889,755
Veracyte, Inc. (a)	100,832	2,779,938
		25,273,993
Commercial Services — 5.1%
AMN Healthcare Services, Inc. (a)	16,958	1,769,228
Chegg, Inc. (a) (b)	50,381	1,827,823
Cross Country Healthcare, Inc. (a)	67,128	1,454,664
Herc Holdings, Inc.	34,415	5,750,402
LiveRamp Holdings, Inc. (a)	41,660	1,557,667
Mister Car Wash, Inc. (a)	114,244	1,689,669
Paylocity Holding Corp. (a)	15,702	3,231,000
R1 RCM, Inc. (a)	129,510	3,465,688
Repay Holdings Corp. (a)	89,689	1,324,706
Textainer Group Holdings Ltd.	64,381	2,450,985
TriNet Group, Inc. (a)	48,308	4,751,575
WillScot Mobile Mini Holdings Corp. (a)	123,478	4,831,694
		34,105,101
Cosmetics & Personal Care — 0.3%
elf Beauty, Inc. (a)	74,276	1,918,549
Food — 0.6%
Performance Food Group Co. (a)	80,210	4,083,491
Health Care – Products — 9.6%
AtriCure, Inc. (a)	29,426	1,932,405
Axonics Inc. (a) (b)	56,883	3,560,876
CareDx, Inc. (a)	17,308	640,223
CONMED Corp.	4,801	713,189
Glaukos Corp. (a)	35,843	2,072,442
Globus Medical, Inc. Class A (a)	103,339	7,624,351
Haemonetics Corp. (a)	37,988	2,401,601
ICU Medical, Inc. (a)	7,928	1,765,090
Inari Medical, Inc. (a)	53,841	4,880,148
Inmode Ltd. (a)	17,051	629,352

	Number of Shares	Value
Inspire Medical Systems, Inc. (a)	41,805	$10,730,926
Integra LifeSciences Holdings Corp. (a)	39,372	2,530,045
NanoString Technologies, Inc. (a)	49,060	1,704,835
Omnicell, Inc. (a)	32,635	4,225,906
Penumbra, Inc. (a)	14,178	3,149,359
Quanterix Corp. (a)	20,035	584,822
Repligen Corp. (a)	27,694	5,208,965
Shockwave Medical, Inc. (a)	13,871	2,876,291
Tandem Diabetes Care, Inc. (a)	66,084	7,684,908
		64,915,734
Health Care – Services — 2.9%
Acadia Healthcare Co., Inc. (a)	34,191	2,240,536
Amedisys, Inc. (a)	14,199	2,446,346
LHC Group, Inc. (a)	32,091	5,410,543
Medpace Holdings, Inc. (a)	31,321	5,123,802
Surgery Partners, Inc. (a) (b)	55,135	3,035,182
Tenet Healthcare Corp. (a)	18,605	1,599,286
		19,855,695
Household Products & Wares — 0.3%
Spectrum Brands Holdings, Inc.	23,082	2,047,835
Pharmaceuticals — 2.0%
Aclaris Therapeutics, Inc. (a)	52,455	904,324
Ascendis Pharma A/S ADR (a)	9,905	1,162,451
BellRing Brands, Inc. (a)	65,046	1,501,262
Covetrus, Inc. (a)	102,621	1,723,007
Intellia Therapeutics, Inc. (a)	16,756	1,217,658
Madrigal Pharmaceuticals, Inc. (a)	7,805	765,827
Myovant Sciences Ltd. (a)	43,498	579,393
Owens & Minor, Inc.	91,579	4,031,307
Pacira BioSciences, Inc. (a)	12,001	915,916
Y-mAbs Therapeutics, Inc. (a)	32,369	384,544
		13,185,689
		165,386,087
Energy — 4.5%
Energy – Alternate Sources — 0.8%
Atlantica Sustainable Infrastructure PLC	66,336	2,326,404
First Solar, Inc. (a)	23,210	1,943,605
Maxeon Solar Technologies Ltd. (a) (b)	68,282	988,723
		5,258,732
Oil & Gas — 3.6%
Brigham Minerals, Inc. Class A	84,546	2,160,150
Chesapeake Energy Corp. (b)	45,816	3,985,992
Magnolia Oil & Gas Corp. Class A	153,797	3,637,299
Matador Resources Co.	79,127	4,192,148
PDC Energy, Inc.	33,389	2,426,713

The accompanying notes are an integral part of the financial statements.

MassMutual Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
SM Energy Co.	52,723	$2,053,561
Viper Energy Partners LP (c)	99,992	2,956,763
Whiting Petroleum Corp.	32,523	2,650,950
		24,063,576
Pipelines — 0.1%
New Fortress Energy, Inc.	17,688	753,686
		30,075,994
Financial — 15.4%
Banks — 4.3%
Ameris Bancorp	112,296	4,927,548
Atlantic Union Bankshares Corp.	63,992	2,347,866
Cadence Bank	77,423	2,265,397
First Interstate BancSystem, Inc. Class A	58,783	2,161,451
National Bank Holdings Corp. Class A	55,142	2,221,120
Pinnacle Financial Partners, Inc.	47,008	4,328,497
Seacoast Banking Corp. of Florida	78,581	2,751,907
Simmons First National Corp. Class A	76,417	2,003,654
Synovus Financial Corp.	45,042	2,207,058
Western Alliance Bancorp	22,351	1,851,110
Wintrust Financial Corp.	24,280	2,256,340
		29,321,948
Diversified Financial Services — 3.5%
Air Lease Corp.	65,085	2,906,045
Cohen & Steers, Inc.	28,095	2,413,079
Evercore, Inc. Class A	7,234	805,289
Hamilton Lane, Inc. Class A	58,301	4,506,084
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	87,832	4,165,872
LPL Financial Holdings, Inc.	26,126	4,772,698
PRA Group, Inc. (a)	63,058	2,842,655
StepStone Group, Inc. Class A	39,383	1,302,002
		23,713,724
Insurance — 1.9%
Assured Guaranty Ltd.	51,085	3,252,071
Kemper Corp.	34,428	1,946,559
Kinsale Capital Group, Inc.	10,119	2,307,334
MGIC Investment Corp.	78,333	1,061,412
Selective Insurance Group, Inc.	30,611	2,735,399
SiriusPoint Ltd. (a)	177,537	1,327,977
		12,630,752
Real Estate — 0.4%
McGrath RentCorp	32,271	2,742,390
Real Estate Investment Trusts (REITS) — 5.3%
Centerspace	23,510	2,306,801
Essential Properties Realty Trust, Inc.	164,519	4,162,331
Hudson Pacific Properties, Inc.	91,552	2,540,568
Independence Realty Trust, Inc.	95,107	2,514,629

	Number of Shares	Value
Life Storage, Inc.	15,591	$2,189,444
National Storage Affiliates Trust	54,223	3,403,036
Outfront Media, Inc.	46,146	1,311,931
Pebblebrook Hotel Trust	88,299	2,161,560
Phillips Edison & Co., Inc.	118,555	4,077,106
PotlatchDeltic Corp.	43,914	2,315,585
PS Business Parks, Inc.	25,043	4,209,227
Ryman Hospitality Properties, Inc. (a)	24,957	2,315,261
Xenia Hotels & Resorts, Inc. (a)	119,367	2,302,589
		35,810,068
		104,218,882
Industrial — 17.2%
Aerospace & Defense — 1.6%
Curtiss-Wright Corp.	33,712	5,062,194
Mercury Systems, Inc. (a)	47,547	3,064,404
Spirit AeroSystems Holdings, Inc. Class A	61,001	2,982,339
		11,108,937
Building Materials — 0.5%
Louisiana-Pacific Corp.	30,970	1,923,856
Trex Co., Inc. (a)	18,339	1,198,087
		3,121,943
Electrical Components & Equipment — 1.1%
Acuity Brands, Inc.	13,910	2,633,163
Novanta, Inc. (a)	34,852	4,959,091
		7,592,254
Electronics — 0.6%
II-VI, Inc. (a) (b)	51,916	3,763,391
Engineering & Construction — 1.0%
Fluor Corp. (a) (b)	232,594	6,673,122
Environmental Controls — 1.9%
Casella Waste Systems, Inc. Class A (a)	64,601	5,662,278
Clean Harbors, Inc. (a)	45,691	5,100,943
Evoqua Water Technologies Corp. (a)	43,318	2,035,080
		12,798,301
Hand & Machine Tools — 0.8%
Enerpac Tool Group Corp.	86,586	1,895,367
Kennametal, Inc.	70,698	2,022,670
Regal Rexnord Corp.	12,114	1,802,321
		5,720,358
Machinery – Diversified — 6.0%
Albany International Corp. Class A	27,202	2,293,673
Applied Industrial Technologies, Inc.	49,369	5,068,221
Cactus, Inc. Class A	56,189	3,188,164
Chart Industries, Inc. (a) (b)	45,909	7,885,789
Colfax Corp. (a)	73,056	2,906,898

The accompanying notes are an integral part of the financial statements.

MassMutual Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Flowserve Corp.	64,278	$2,307,580
Kornit Digital Ltd. (a)	75,439	6,238,051
The Middleby Corp. (a)	18,888	3,096,499
Ranpak Holdings Corp. (a)	68,872	1,407,055
SPX FLOW, Inc.	21,030	1,813,207
Zurn Water Solutions Corp.	112,876	3,995,810
		40,200,947
Metal Fabricate & Hardware — 1.4%
Advanced Drainage Systems, Inc.	42,141	5,006,772
Helios Technologies, Inc.	52,646	4,224,842
		9,231,614
Miscellaneous - Manufacturing — 0.2%
John Bean Technologies Corp.	13,099	1,551,839
Packaging & Containers — 0.4%
Graphic Packaging Holding Co.	139,925	2,804,097
Transportation — 1.2%
CryoPort, Inc. (a)	49,468	1,726,928
Kirby Corp. (a)	33,674	2,430,926
Saia, Inc. (a)	16,769	4,088,617
		8,246,471
Trucking & Leasing — 0.5%
GATX Corp.	25,098	3,095,336
		115,908,610
Technology — 15.9%
Computers — 3.7%
CyberArk Software Ltd. (a)	26,370	4,449,937
Endava PLC Sponsored ADR (a)	15,318	2,037,754
Globant SA (a)	20,377	5,340,200
Rapid7, Inc. (a) (b)	59,178	6,582,961
Varonis Systems, Inc. (a)	144,542	6,871,527
		25,282,379
Semiconductors — 5.4%
Ambarella, Inc. (a)	38,393	4,028,194
Cirrus Logic, Inc. (a)	9,221	781,849
FormFactor, Inc. (a)	61,176	2,571,227
Impinj, Inc. (a) (b)	22,921	1,456,400
Lattice Semiconductor Corp. (a)	100,713	6,138,458
MACOM Technology Solutions Holdings, Inc. (a)	44,390	2,657,629
MaxLinear, Inc. (a)	34,081	1,988,626
MKS Instruments, Inc.	10,763	1,614,450
Nova Ltd. (a)	23,224	2,528,629
Power Integrations, Inc.	25,651	2,377,335
SiTime Corp. (a)	13,006	3,223,147
Synaptics, Inc. (a)	24,076	4,803,162
Tower Semiconductor Ltd. (a) (b)	52,215	2,527,206
		36,696,312

	Number of Shares	Value
Software — 6.8%
Cardlytics, Inc. (a) (b)	40,422	$2,222,402
Concentrix Corp.	14,993	2,497,234
Digital Turbine, Inc. (a)	55,733	2,441,663
DigitalOcean Holdings, Inc. (a)	36,960	2,138,136
Domo, Inc. Class B (a)	15,718	794,859
Evolent Health, Inc. Class A (a)	13,295	429,429
Five9, Inc. (a)	23,161	2,556,974
Health Catalyst, Inc. (a)	69,988	1,828,786
Jamf Holding Corp. (a) (b)	166,583	5,798,754
Manhattan Associates, Inc. (a)	54,727	7,591,182
New Relic, Inc. (a)	51,662	3,455,155
Olo, Inc. Class A (a)	22,217	294,375
Sprout Social, Inc. Class A (a)	60,423	4,841,091
Verra Mobility Corp. (a)	201,333	3,277,701
Workiva, Inc. (a)	28,005	3,304,590
Ziff Davis, Inc. (a)	23,532	2,277,427
		45,749,758
		107,728,449
Utilities — 0.7%
Electric — 0.4%
Portland General Electric Co.	51,438	2,836,806
Gas — 0.3%
ONE Gas, Inc.	22,064	1,946,927
		4,783,733

TOTAL COMMON STOCK (Cost $576,896,327)		648,697,893

TOTAL EQUITIES (Cost $576,896,327)		648,697,893

MUTUAL FUNDS — 2.3%
Diversified Financial Services — 2.3%
iShares Russell 2000 ETF (b)	12,179	2,499,983
iShares Russell 2000 Growth ETF (b)	12,454	3,185,111
State Street Navigator Securities Lending Government Money Market Portfolio (d)	9,746,224	9,746,224
		15,431,318

TOTAL MUTUAL FUNDS (Cost $15,321,403)		15,431,318

TOTAL LONG-TERM INVESTMENTS (Cost $592,217,730)		664,129,211

The accompanying notes are an integral part of the financial statements.

MassMutual Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 3.8%
Repurchase Agreement — 3.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/22, 0.000%, due 4/01/22 (e)	$26,127,308	$26,127,308

TOTAL SHORT-TERM INVESTMENTS (Cost $26,127,308)		26,127,308

TOTAL INVESTMENTS — 102.1% (Cost $618,345,038) (f)		690,256,519

Other Assets/(Liabilities) — (2.1)%		(14,343,153)

NET ASSETS — 100.0%		$675,913,366

Abbreviation Legend

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2022, was $47,150,923 or 6.98% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $38,592,929 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Security is a Master Limited Partnership
(d)	Represents investment of security lending cash collateral. (Note 2).
(e)

Maturity value of $26,127,308. Collateralized by U.S. Government Agency obligations with rates ranging from 0.125% - 0.375%, maturity dates ranging from 7/15/24 - 9/15/24, and an aggregate market value, including accrued interest, of $26,650,072.

(f)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund — Portfolio of Investments
March 31, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.9%
COMMON STOCK — 97.4%
Australia — 7.8%
Ampol Ltd.	2,235	$50,789
APA Group	11,730	93,020
Aristocrat Leisure Ltd.	5,866	159,035
ASX Ltd.	1,913	116,119
Aurizon Holdings Ltd.	18,007	49,445
Australia & New Zealand Banking Group Ltd.	27,533	564,216
BHP Group Ltd.	49,314	1,920,778
BlueScope Steel Ltd.	4,558	70,433
Brambles Ltd.	13,609	100,354
Cochlear Ltd.	632	105,290
Coles Group Ltd.	13,337	177,765
Commonwealth Bank of Australia	16,624	1,305,361
Computershare Ltd.	5,448	99,671
Crown Resorts Ltd. (a)	3,912	37,182
CSL Ltd.	4,666	926,653
Dexus	11,114	90,448
Domino’s Pizza Enterprises Ltd. (b)	544	35,444
Endeavour Group Ltd.	13,254	72,110
Evolution Mining Ltd.	18,340	59,593
Fortescue Metals Group Ltd.	16,495	253,130
Goodman Group	16,308	276,987
The GPT Group	19,562	75,246
IDP Education Ltd. (b)	1,952	45,525
Insurance Australia Group Ltd.	22,828	74,340
Lendlease Corp Ltd.	6,156	51,163
Macquarie Group Ltd.	3,305	497,167
Medibank Pvt. Ltd.	25,760	58,986
Mineral Resources Ltd.	1,559	60,942
Mirvac Group	38,344	70,983
National Australia Bank Ltd.	31,900	766,301
Newcrest Mining Ltd.	8,549	169,711
Northern Star Resources Ltd.	10,685	84,683
Orica Ltd.	3,805	45,061
Origin Energy Ltd.	16,595	76,792
Qantas Airways Ltd. (a)	9,166	35,216
QBE Insurance Group Ltd.	14,316	122,011
Ramsay Health Care Ltd.	1,866	90,372
REA Group Ltd.	477	47,693
Reece Ltd.	2,593	36,581
Rio Tinto Ltd.	3,629	321,469
Santos Ltd.	31,246	179,671
Scentre Group	51,129	115,790
SEEK Ltd.	3,498	76,971
Sonic Healthcare Ltd.	4,519	118,995

	Number of Shares	Value
South32 Ltd.	44,675	$166,361
Stockland	23,091	72,890
Suncorp Group Ltd.	12,413	102,642
Tabcorp Holdings Ltd.	22,877	90,719
Telstra Corp. Ltd.	41,355	121,960
Transurban Group	30,319	305,453
Treasury Wine Estates Ltd.	6,533	55,960
Vicinity Centres	40,053	55,380
Washington H Soul Pattinson & Co. Ltd.	1,893	40,199
Wesfarmers Ltd.	11,064	415,725
Westpac Banking Corp.	35,760	643,964
WiseTech Global Ltd.	1,417	53,383
Woodside Petroleum Ltd.	9,491	226,449
Woolworths Group Ltd.	11,838	328,802
		12,465,379
Austria — 0.2%
Erste Group Bank AG	3,225	116,965
OMV AG	1,465	69,857
Raiffeisen Bank International AG	1,629	23,028
Verbund AG	657	69,177
voestalpine AG	1,272	37,786
		316,813
Belgium — 0.8%
Ageas SA	1,593	80,169
Anheuser-Busch InBev SA	8,491	509,284
Elia Group SA/NV	303	46,248
Etablissements Franz Colruyt NV	572	23,719
Groupe Bruxelles Lambert SA	1,098	113,868
KBC Group NV	2,438	175,340
Proximus SADP	1,432	26,652
Sofina SA	138	50,045
Solvay SA (b)	682	67,146
UCB SA	1,214	145,331
Umicore SA	1,850	79,915
		1,317,717
Bermuda — 0.1%
CK Infrastructure Holdings Ltd.	6,500	43,494
Hongkong Land Holdings Ltd.	10,200	49,757
Jardine Matheson Holdings Ltd.	2,100	115,181
		208,432
Cayman Islands — 0.7%
Budweiser Brewing Co. APAC Ltd. (c)	16,625	44,122
Chow Tai Fook Jewellery Group Ltd.	17,000	30,790
CK Asset Holdings Ltd.	19,245	131,534
CK Hutchison Holdings Ltd.	25,745	188,754
ESR Cayman Ltd. (a) (c)	20,400	63,154

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Futu Holdings Ltd. ADR (a) (b)	616	$20,057
Grab Holdings Ltd. (a) (b)	11,534	40,369
Melco Resorts & Entertainment Ltd. ADR (a)	2,260	17,267
Sands China Ltd. (a)	22,400	53,762
Sea Ltd. ADR (a)	3,114	373,026
SITC International Holdings Co. Ltd.	14,000	49,420
WH Group Ltd. (c)	78,072	49,115
Wharf Real Estate Investment Co. Ltd.	16,000	79,066
Xinyi Glass Holdings Co. Ltd.	18,000	43,241
		1,183,677
Denmark — 2.6%
Ambu A/S Class B	1,881	27,624
AP Moller - Maersk A/S Class A	30	88,654
AP Moller - Maersk A/S Class B	57	171,806
Carlsberg A/S Class B	1,006	122,827
Chr Hansen Holding A/S	1,034	75,985
Coloplast A/S Class B	1,124	170,233
Danske Bank A/S	6,667	110,182
Demant A/S (a)	950	42,975
DSV A/S	1,986	379,756
Genmab A/S (a)	629	227,862
GN Store Nord A/S	1,186	57,878
Novo Nordisk A/S Class B	16,387	1,814,806
Novozymes A/S Class B	2,075	142,016
Orsted A/S (c)	1,844	232,200
Pandora A/S	988	93,474
ROCKWOOL International A/S Class B	81	26,754
TDC Holding A/S (a)	—	—
Tryg A/S	3,549	86,045
Vestas Wind Systems A/S	9,838	290,468
		4,161,545
Finland — 1.1%
Elisa OYJ	1,373	82,750
Fortum OYJ	4,255	77,242
Kesko OYJ Class B	2,631	72,618
Kone OYJ Class B	3,311	173,415
Neste OYJ	4,063	185,098
Nokia OYJ (a)	52,610	289,612
Nordea Bank Abp (b)	31,209	321,382
Orion OYJ Class B (b)	1,077	48,871
Sampo OYJ Class A	4,771	232,882
Stora Enso OYJ Class R	5,692	111,372
UPM-Kymmene OYJ (b)	5,194	169,483
Wartsila OYJ Abp	4,319	39,447
		1,804,172

	Number of Shares	Value
France — 10.2%
Accor SA (a)	1,772	$56,786
Aeroports de Paris (a)	299	44,779
Air Liquide SA	4,619	808,044
Alstom SA	3,054	71,192
Amundi SA (c)	522	35,618
Arkema SA	575	68,599
AXA SA	18,950	553,414
BioMerieux	376	40,077
BNP Paribas SA	10,944	623,121
Bollore SE	8,202	42,842
Bouygues SA	2,129	74,219
Bureau Veritas SA	2,972	84,890
Capgemini SE	1,547	344,120
Carrefour SA	5,947	129,013
Cie de Saint-Gobain	4,932	293,504
Cie Generale des Etablissements Michelin SCA	1,627	219,796
CNP Assurances	1,552	37,420
Covivio	485	38,480
Credit Agricole SA	12,430	148,503
Danone SA	6,401	352,617
Dassault Aviation SA	231	36,725
Dassault Systemes SE	6,445	317,577
Edenred	2,502	123,688
Eiffage SA	794	81,383
Electricite de France SA (b)	5,175	48,755
Engie SA	17,631	231,114
EssilorLuxottica SA	2,801	511,309
Eurazeo SE	441	37,063
Faurecia SE (b)	1,004	25,972
Faurecia SE	249	6,446
Gecina SA	449	56,495
Getlink SE	4,257	76,666
Hermes International	309	438,280
Ipsen SA	334	41,723
Kering SA	729	460,508
Klepierre SA	2,030	53,974
L’Oreal SA	2,447	979,450
La Francaise des Jeux SAEM (c)	1,064	42,174
Legrand SA	2,568	244,132
LVMH Moet Hennessy Louis Vuitton SE	2,703	1,924,724
Orange SA	19,571	231,422
Orpea SA	516	22,268
Pernod Ricard SA	2,044	448,294
Publicis Groupe SA	2,161	131,273
Remy Cointreau SA	238	49,036
Renault SA (a)	1,764	46,110

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Safran SA	3,332	$391,611
Sanofi	11,087	1,130,699
Sartorius Stedim Biotech	272	111,478
Schneider Electric SE	5,273	880,361
SEB SA	234	32,641
Societe Generale SA	7,774	207,968
Sodexo SA	812	65,921
Teleperformance	571	217,734
Thales SA	1,042	131,578
TotalEnergies SE (b)	24,433	1,239,700
Ubisoft Entertainment SA (a)	943	41,514
Unibail Rodamco Westfield (a)	6,607	24,574
Unibail Rodamco Westfield (a)	825	61,720
Valeo SE	2,551	46,869
Veolia Environnement SA	6,383	203,677
Vinci SA	5,246	536,339
Vivendi SE (b)	7,742	101,044
Wendel SE	290	29,507
Worldline SA (a) (c)	2,337	101,316
		16,289,846
Germany — 7.5%
adidas AG	1,855	433,173
Allianz SE Registered	3,971	948,253
BASF SE	8,934	509,459
Bayer AG Registered	9,568	654,616
Bayerische Motoren Werke AG	3,220	278,898
Bechtle AG	804	45,373
Beiersdorf AG	1,007	105,817
Brenntag SE	1,530	123,714
Carl Zeiss Meditec AG	397	64,373
Commerzbank AG (a)	9,988	76,263
Continental AG (a)	1,026	74,007
Covestro AG (c)	1,834	92,669
Daimler Truck Holding AG (a)	4,121	114,486
Delivery Hero SE (a) (c)	1,600	70,478
Deutsche Bank AG Registered (a)	20,075	256,339
Deutsche Boerse AG	1,843	331,074
Deutsche Lufthansa AG Registered (a)	5,272	42,740
Deutsche Post AG Registered	9,656	463,667
Deutsche Telekom AG Registered	31,542	589,114
E.ON SE	21,829	253,864
Evonik Industries AG	2,198	61,111
Fresenius Medical Care AG & Co. KGaA	2,079	139,423
Fresenius SE & Co. KGaA	4,208	154,838
GEA Group AG	1,442	59,578
Hannover Rueck SE	580	98,783
HeidelbergCement AG	1,491	85,272
HelloFresh SE (a)	1,522	68,774

	Number of Shares	Value
Henkel AG & Co. KGaA	955	$63,301
Infineon Technologies AG	12,724	434,695
KION Group AG	697	46,351
Knorr-Bremse AG	664	51,013
LANXESS AG	850	37,591
LEG Immobilien SE	731	83,482
Mercedes-Benz Group AG	8,331	585,141
Merck KGaA	1,257	263,252
MTU Aero Engines AG	507	117,800
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	1,362	364,834
Nemetschek SE	563	54,614
Puma SE	52	4,438
Puma SE	980	83,648
Rational AG	54	37,469
RWE AG	6,204	270,608
SAP SE	10,145	1,132,013
Scout24 SE (c)	840	48,186
Siemens AG Registered	7,452	1,032,565
Siemens Energy AG (a)	3,728	85,180
Siemens Healthineers AG (c)	2,673	165,749
Symrise AG	1,292	155,108
Telefonica Deutschland Holding AG	9,590	26,194
Uniper SE	1,056	27,159
United Internet AG Registered	969	33,327
Volkswagen AG	327	81,474
Vonovia SE	7,150	334,314
Zalando SE (a) (c)	2,224	112,893
		11,928,555
Hong Kong — 2.2%
AIA Group Ltd.	117,780	1,233,090
BOC Hong Kong Holdings Ltd.	37,500	141,106
CLP Holdings Ltd.	16,499	160,781
Galaxy Entertainment Group Ltd.	21,000	124,809
Hang Lung Properties Ltd.	21,000	42,251
Hang Seng Bank Ltd.	7,700	148,113
Henderson Land Development Co. Ltd.	15,325	63,622
HK Electric Investments & HK Electric Investments Ltd. Class SS (c)	21,706	21,189
HKT Trust & HKT Ltd.	33,840	46,442
Hong Kong & China Gas Co. Ltd.	108,290	130,989
Hong Kong Exchanges & Clearing Ltd.	11,781	555,203
Link REIT	20,397	173,852
MTR Corp. Ltd.	14,528	78,405
New World Development Co. Ltd.	15,722	63,840

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Power Assets Holdings Ltd.	14,000	$91,192
Sino Land Co. Ltd.	30,986	40,005
Sun Hung Kai Properties Ltd.	12,258	146,019
Swire Pacific Ltd. Class A	4,500	27,460
Swire Properties Ltd.	12,196	30,238
Techtronic Industries Co. Ltd.	13,403	215,919
		3,534,525
Ireland — 0.7%
CRH PLC	7,484	299,656
DCC PLC	916	70,995
Flutter Entertainment PLC (a)	1,617	185,479
James Hardie Industries PLC	4,203	126,484
Kerry Group PLC Class A	1,538	171,846
Kingspan Group PLC	1,542	149,870
Smurfit Kappa Group PLC	2,438	108,059
		1,112,389
Israel — 0.7%
Azrieli Group Ltd.	461	40,447
Bank Hapoalim B.M.	11,188	110,307
Bank Leumi Le-Israel BM	14,311	153,629
Check Point Software Technologies Ltd. (a)	1,033	142,823
CyberArk Software Ltd. (a)	382	64,463
Elbit Systems Ltd.	256	56,042
Fiverr International Ltd. (a) (b)	331	25,179
ICL Group Ltd.	7,024	83,506
Inmode Ltd. (a)	566	20,891
Israel Discount Bank Ltd. Class A	11,183	69,485
Kornit Digital Ltd. (a)	400	33,076
Mizrahi Tefahot Bank Ltd.	1,422	55,315
Nice Ltd. (a)	595	130,252
Teva Pharmaceutical Industries Ltd. Sponsored ADR (a)	10,202	95,797
Wix.com Ltd. (a)	532	55,573
		1,136,785
Italy — 1.7%
Amplifon SpA	1,317	58,807
Assicurazioni Generali SpA (b)	10,694	244,695
Atlantia SpA (a)	4,776	99,320
DiaSorin SpA	218	34,135
Enel SpA	79,104	528,260
Eni SpA	24,547	359,886
FinecoBank Banca Fineco SpA	6,100	92,645
Infrastrutture Wireless Italiane SpA (c)	3,597	40,339
Intesa Sanpaolo SpA	159,987	365,683
Mediobanca Banca di Credito Finanziario SpA	5,714	57,894
Moncler SpA	1,990	110,823

	Number of Shares	Value
Nexi SpA (a) (c)	5,297	$61,186
Poste Italiane SpA (c)	5,134	58,241
Prysmian SpA	2,529	86,147
Recordati Industria Chimica e Farmaceutica SpA	1,077	54,143
Snam SpA	19,531	112,791
Telecom Italia SpA	101,113	37,128
Terna - Rete Elettrica Nazionale	13,367	114,965
UniCredit SpA	20,449	220,787
		2,737,875
Japan — 21.9%
Advantest Corp.	1,900	149,030
Aeon Co. Ltd.	6,200	132,269
AGC, Inc.	1,900	75,937
Aisin Corp.	1,300	44,418
Ajinomoto Co. Inc.	4,600	130,626
ANA Holdings, Inc. (a)	1,400	29,228
Asahi Group Holdings Ltd.	4,400	159,736
Asahi Intecc Co. Ltd.	2,100	41,090
Asahi Kasei Corp.	12,800	110,801
Astellas Pharma, Inc.	18,200	285,309
Azbil Corp.	1,300	43,300
Bandai Namco Holdings, Inc.	1,900	143,934
Benefit One, Inc.	900	18,843
Bridgestone Corp.	5,600	216,728
Brother Industries Ltd.	2,300	41,884
Canon, Inc. (b)	9,700	236,124
Capcom Co. Ltd.	1,900	45,947
Central Japan Railway Co.	1,400	182,473
The Chiba Bank Ltd. (b)	4,700	27,704
Chubu Electric Power Co. Inc.	6,100	63,200
Chugai Pharmaceutical Co. Ltd.	6,600	220,726
Concordia Financial Group Ltd.	9,400	35,067
Cosmos Pharmaceutical Corp.	200	24,293
CyberAgent, Inc.	4,300	53,314
Dai Nippon Printing Co. Ltd.	2,200	51,672
Dai-ichi Life Holdings, Inc.	9,800	199,371
Daifuku Co. Ltd.	1,000	71,437
Daiichi Sankyo Co. Ltd.	17,100	375,147
Daikin Industries Ltd.	2,400	436,980
Daito Trust Construction Co. Ltd.	600	63,660
Daiwa House Industry Co. Ltd.	5,700	148,917
Daiwa House REIT Investment Corp.	23	61,891
Daiwa Securities Group, Inc. (b)	14,700	83,235
Denso Corp.	4,200	268,008
Dentsu Group, Inc.	2,000	81,786
Disco Corp.	300	83,682
East Japan Railway Co.	2,900	168,316
Eisai Co. Ltd.	2,200	101,955

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
ENEOS Holdings, Inc.	29,500	$110,876
FANUC Corp.	1,900	334,131
Fast Retailing Co. Ltd.	600	308,236
Fuji Electric Co. Ltd.	1,300	64,837
FUJIFILM Holdings Corp.	3,500	214,119
Fujitsu Ltd.	1,900	283,256
GLP J-REIT	41	62,405
GMO Payment Gateway, Inc.	400	40,836
Hakuhodo DY Holdings, Inc.	2,400	30,159
Hamamatsu Photonics KK	1,400	74,510
Hankyu Hanshin Holdings, Inc.	2,400	69,421
Hikari Tsushin, Inc.	200	22,780
Hino Motors Ltd. (b)	3,000	17,553
Hirose Electric Co. Ltd.	325	47,224
Hitachi Construction Machinery Co. Ltd. (b)	900	23,322
Hitachi Ltd.	9,400	471,020
Hitachi Metals Ltd. (a)	2,100	35,137
Honda Motor Co. Ltd.	16,000	454,659
Hoshizaki Corp.	600	41,153
Hoya Corp.	3,600	410,802
Hulic Co. Ltd.	3,800	34,119
Ibiden Co. Ltd.	1,000	49,053
Idemitsu Kosan Co. Ltd.	2,171	59,895
Iida Group Holdings Co. Ltd.	1,200	20,772
Inpex Corp.	9,600	113,995
Isuzu Motors Ltd.	5,700	73,640
Ito En Ltd.	600	29,439
ITOCHU Corp.	11,600	393,496
Itochu Techno-Solutions Corp.	1,000	25,541
Japan Airlines Co. Ltd. (a)	1,700	31,641
Japan Exchange Group, Inc.	4,700	87,574
Japan Metropolitan Fund Invest	72	60,840
Japan Post Bank Co. Ltd. (b)	4,300	34,632
Japan Post Holdings Co. Ltd.	24,000	176,290
Japan Post Insurance Co. Ltd.	1,900	33,236
Japan Real Estate Investment Corp.	12	62,880
Japan Tobacco, Inc.	11,700	200,282
JFE Holdings, Inc.	4,800	67,549
JSR Corp. (b)	1,800	53,074
Kajima Corp.	4,400	53,585
Kakaku.com, Inc.	1,300	29,075
The Kansai Electric Power Co., Inc.	6,600	62,270
Kansai Paint Co. Ltd.	1,900	30,527
Kao Corp.	4,600	188,838
KDDI Corp.	15,700	515,687
Keio Corp. (b)	900	35,136
Keisei Electric Railway Co. Ltd.	1,200	33,398
Keyence Corp.	1,900	883,363

	Number of Shares	Value
Kikkoman Corp.	1,400	$92,723
Kintetsu Group Holdings Co. Ltd. (b)	1,700	48,636
Kirin Holdings Co. Ltd.	7,800	116,655
Kobayashi Pharmaceutical Co. Ltd.	500	40,084
Kobe Bussan Co. Ltd.	1,400	43,006
Koei Tecmo Holdings Co. Ltd. (b)	580	18,967
Koito Manufacturing Co. Ltd.	900	36,436
Komatsu Ltd.	8,500	203,963
Konami Holdings Corp.	900	56,887
Kose Corp.	300	31,377
Kubota Corp.	10,000	187,480
Kurita Water Industries Ltd.	1,000	36,910
Kyocera Corp.	3,100	174,247
Kyowa Kirin Co. Ltd.	2,500	58,001
Lasertec Corp.	700	117,686
Lawson, Inc.	600	22,931
Lion Corp.	1,800	20,065
LIXIL Group Corp.	2,500	46,523
M3, Inc.	4,200	152,004
Makita Corp.	2,100	67,260
Marubeni Corp.	15,000	174,998
Mazda Motor Corp.	5,800	42,906
McDonald’s Holdings Co. Japan Ltd.	800	33,321
Medipal Holdings Corp.	1,500	24,720
MEIJI Holdings Co. Ltd.	1,200	65,080
Mercari, Inc. (a)	800	20,746
MinebeaMitsumi, Inc.	3,500	76,244
MISUMI Group, Inc.	2,800	83,310
Mitsubishi Chemical Holding Corp.	12,600	83,838
Mitsubishi Corp.	12,300	463,440
Mitsubishi Electric Corp.	17,500	201,421
Mitsubishi Estate Co. Ltd.	11,600	172,521
Mitsubishi Gas Chemical Co., Inc.	1,400	23,770
Mitsubishi HC Capital, Inc.	6,500	30,253
Mitsubishi Heavy Industries Ltd.	3,200	105,385
Mitsubishi UFJ Financial Group, Inc.	116,400	722,515
Mitsui & Co. Ltd.	15,200	414,044
Mitsui Chemicals, Inc.	1,700	42,824
Mitsui Fudosan Co. Ltd.	8,900	190,415
Mitsui OSK Lines Ltd. (b)	3,300	91,610
Miura Co. Ltd.	900	22,197
Mizuho Financial Group, Inc.	23,600	302,078
MonotaRO Co. Ltd.	2,500	53,574
MS&AD Insurance Group Holdings, Inc.	4,300	139,709
Murata Manufacturing Co. Ltd.	5,600	370,192
NEC Corp.	2,300	96,488
Nexon Co. Ltd.	5,000	119,646
NGK Insulators Ltd.	2,600	37,120

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Nidec Corp.	4,400	$348,593
Nihon M&A Center Holdings, Inc.	2,600	36,131
Nintendo Co. Ltd.	1,100	555,019
Nippon Building Fund, Inc.	14	79,502
Nippon Express Holdings, Inc.	800	54,990
Nippon Paint Holdings Co. Ltd.	7,800	68,446
Nippon Prologis REIT, Inc.	19	55,572
Nippon Sanso Holdings Corp.	1,300	24,702
Nippon Shinyaku Co. Ltd.	500	33,997
Nippon Steel Corp.	8,600	152,458
Nippon Telegraph & Telephone Corp.	11,700	339,965
Nippon Yusen KK	1,600	139,828
Nissan Chemical Corp.	1,200	70,429
Nissan Motor Co. Ltd. (a)	22,100	98,381
Nisshin Seifun Group, Inc.	1,700	23,733
Nissin Foods Holdings Co. Ltd.	600	42,133
Nitori Holdings Co. Ltd.	800	100,465
Nitto Denko Corp.	1,300	93,168
Nomura Holdings, Inc.	30,400	127,391
Nomura Real Estate Holdings, Inc.	1,200	28,738
Nomura Real Estate Master Fund, Inc.	43	56,854
Nomura Research Institute Ltd.	3,400	111,198
NTT Data Corp.	6,200	121,605
Obayashi Corp.	6,700	49,265
Obic Co. Ltd.	700	104,887
Odakyu Electric Railway Co. Ltd.	2,600	43,173
Oji Holdings Corp. (b)	8,300	41,263
Olympus Corp.	10,800	205,183
Omron Corp.	1,800	120,011
Ono Pharmaceutical Co. Ltd.	3,700	92,924
Open House Group Co. Ltd.	800	35,401
Oracle Corp.	400	27,778
Oriental Land Co. Ltd.	1,900	362,751
ORIX Corp.	11,900	237,512
Orix JREIT, Inc.	26	35,248
Osaka Gas Co. Ltd.	3,500	60,088
Otsuka Corp.	1,200	42,613
Otsuka Holdings Co. Ltd.	3,700	127,992
Pan Pacific International Holding Corp.	3,800	60,947
Panasonic Corp.	21,500	208,209
Persol Holdings Co. Ltd.	1,900	42,590
Pola Orbis Holdings, Inc.	900	11,711
Rakuten Group, Inc.	7,900	62,279
Recruit Holdings Co. Ltd.	13,200	577,860
Renesas Electronics Corp. (a)	12,400	143,482
Resona Holdings, Inc.	19,300	82,647
Ricoh Co. Ltd. (b)	6,500	56,393
Rinnai Corp.	400	29,948

	Number of Shares	Value
Rohm Co. Ltd.	900	$69,950
Ryohin Keikaku Co. Ltd.	2,500	29,156
Santen Pharmaceutical Co. Ltd.	3,700	37,039
SBI Holdings, Inc.	2,242	56,660
SCSK Corp.	1,800	30,846
Secom Co. Ltd.	2,100	152,159
Seiko Epson Corp. (b)	2,800	41,980
Sekisui Chemical Co. Ltd.	3,500	50,129
Sekisui House Ltd.	5,700	110,520
Seven & i Holdings Co. Ltd.	7,300	347,336
SG Holdings Co. Ltd.	3,000	56,538
Sharp Corp. (b)	1,600	14,984
Shimadzu Corp.	2,200	75,756
Shimano, Inc.	700	160,115
Shimizu Corp.	5,400	32,454
Shin-Etsu Chemical Co. Ltd.	3,500	533,349
Shionogi & Co. Ltd.	2,600	159,676
Shiseido Co. Ltd.	3,900	197,656
The Shizuoka Bank Ltd.	4,400	31,073
SMC Corp.	600	335,108
Softbank Corp.	28,100	328,427
SoftBank Group Corp.	11,800	530,730
Sohgo Security Services Co. Ltd.	600	19,594
Sompo Holdings, Inc.	3,100	136,360
Sony Group Corp.	12,300	1,269,495
Square Enix Holdings Co. Ltd.	800	35,414
Stanley Electric Co. Ltd.	1,300	24,550
Subaru Corp.	6,000	95,316
SUMCO Corp.	3,000	49,223
Sumitomo Chemical Co. Ltd.	14,500	66,469
Sumitomo Corp.	10,900	189,010
Sumitomo Dainippon Pharma Co. Ltd.	1,300	12,838
Sumitomo Electric Industries Ltd.	7,000	83,252
Sumitomo Metal Mining Co. Ltd.	2,500	126,232
Sumitomo Mitsui Financial Group, Inc.	12,700	405,311
Sumitomo Mitsui Trust Holdings, Inc.	3,400	111,076
Sumitomo Realty & Development Co. Ltd.	2,900	80,159
Suntory Beverage & Food Ltd.	1,200	45,758
Suzuki Motor Corp.	3,700	126,830
Sysmex Corp.	1,700	123,444
T&D Holdings, Inc.	5,200	70,547
Taisei Corp.	2,000	57,816
Taisho Pharmaceutical Holdings Co. Ltd.	400	18,553
Takeda Pharmaceutical Co. Ltd.	15,441	441,919
TDK Corp.	3,800	137,202
Terumo Corp.	6,100	184,743

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
TIS, Inc.	2,300	$53,795
Tobu Railway Co. Ltd.	1,900	46,227
Toho Co. Ltd.	1,200	45,370
Tokio Marine Holdings, Inc.	6,100	354,789
Tokyo Century Corp. (b)	500	18,347
Tokyo Electric Power Co. Holdings, Inc. (a)	16,600	54,882
Tokyo Electron Ltd.	1,500	770,211
Tokyo Gas Co. Ltd.	3,500	64,114
Tokyu Corp.	4,800	62,346
TOPPAN, INC.	2,400	42,400
Toray Industries, Inc.	13,700	71,405
Toshiba Corp.	3,800	144,194
Tosoh Corp.	2,800	41,407
TOTO Ltd.	1,500	60,252
Toyo Suisan Kaisha Ltd.	900	32,184
Toyota Industries Corp.	1,400	96,362
Toyota Motor Corp.	103,400	1,852,257
Toyota Tsusho Corp.	2,100	86,408
Trend Micro, Inc.	1,300	75,886
Tsuruha Holdings, Inc.	400	25,404
Unicharm Corp.	3,800	135,139
USS Co. Ltd.	2,100	35,322
Welcia Holdings Co. Ltd.	900	22,144
West Japan Railway Co.	2,000	83,012
Yakult Honsha Co. Ltd. (b)	1,300	69,387
Yamaha Corp.	1,400	61,051
Yamaha Motor Co. Ltd.	2,700	60,510
Yamato Holdings Co. Ltd.	3,100	58,033
Yaskawa Electric Corp.	2,300	89,829
Yokogawa Electric Corp.	2,300	39,238
Z Holdings Corp.	25,900	112,454
ZOZO, Inc.	1,100	29,223
		34,752,294
Luxembourg — 0.3%
ArcelorMittal SA	6,225	200,091
Aroundtown SA	10,132	58,200
Eurofins Scientific SE	1,269	125,800
InPost SA (a)	2,436	15,312
Tenaris SA	4,624	69,690
		469,093
Netherlands — 5.6%
ABN AMRO Bank NV (b) (c)	3,826	48,946
Adyen NV (a) (c)	192	379,310
Aegon NV	17,646	93,126
AerCap Holdings NV (a)	1,256	63,152
Airbus SE (a) (b)	5,743	694,177
Akzo Nobel NV	1,795	154,220

	Number of Shares	Value
Argenx SE (a)	448	$140,872
ASM International NV	453	164,213
ASML Holding NV	4,026	2,685,340
CNH Industrial NV	9,949	157,533
Davide Campari-Milano NV	5,504	64,022
Euronext NV (c)	888	80,634
EXOR NV	1,104	84,204
Ferrari NV	3	656
Ferrari NV	1,220	266,070
Heineken Holding NV	1,064	83,276
Heineken NV (b)	2,579	245,879
IMCD NV	549	93,345
ING Groep NV	37,990	397,025
JDE Peet’s NV	831	23,774
Just Eat Takeaway.com (a) (c)	1,628	54,645
Koninklijke Ahold Delhaize NV	10,232	328,920
Koninklijke DSM NV	1,706	304,895
Koninklijke KPN NV	32,715	113,620
Koninklijke Philips NV	8,957	274,021
NN Group NV	2,634	132,756
Prosus NV	9,068	480,036
QIAGEN NV (a)	2,355	115,597
Randstad NV (b)	1,181	70,886
Stellantis NV	9,912	160,738
Stellantis NV	9,889	160,894
STMicroelectronics NV	6,678	290,100
Universal Music Group NV (b)	7,062	187,479
Wolters Kluwer NV	2,555	271,978
		8,866,339
New Zealand — 0.3%
Auckland International Airport Ltd. (a)	11,355	61,403
Fisher & Paykel Healthcare Corp. Ltd.	5,449	91,562
Mercury NZ Ltd.	5,702	23,425
Meridian Energy Ltd.	13,498	47,053
Ryman Healthcare Ltd.	3,549	23,001
Spark New Zealand Ltd.	19,662	62,295
Xero Ltd. (a)	1,266	95,889
		404,628
Norway — 0.8%
Adevinta ASA (a)	2,933	26,723
Aker BP ASA	1,278	47,620
DNB Bank ASA	9,194	208,156
Equinor ASA	9,500	356,470
Gjensidige Forsikring ASA	1,778	44,109
Mowi ASA	4,248	114,518
Norsk Hydro ASA	13,054	127,201
Orkla ASA	7,827	69,608
Schibsted ASA Class A	860	21,125

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Schibsted ASA Class B	1,026	$21,848
Telenor ASA	6,389	91,827
Yara International ASA	1,671	83,328
		1,212,533
Portugal — 0.2%
Banco Espirito Santo SA (a) (d)	39,664	—
EDP - Energias de Portugal SA	26,532	130,681
Galp Energia SGPS SA	4,628	58,567
Jeronimo Martins SGPS SA	2,759	66,097
		255,345
Singapore — 1.2%
Ascendas REIT	34,932	75,328
CapitaLand Integrated Commercial Trust	48,234	79,879
Capitaland Investment Ltd. (a)	25,146	73,718
City Developments Ltd.	3,300	19,103
DBS Group Holdings, Ltd.	17,622	463,288
Genting Singapore Ltd.	52,700	31,568
Keppel Corp. Ltd.	14,300	67,520
Mapletree Commercial Trust	22,600	31,432
Mapletree Logistics Trust	28,313	38,520
Oversea-Chinese Banking Corp. Ltd.	33,487	304,365
Singapore Airlines Ltd. (a) (b)	12,049	48,635
Singapore Exchange Ltd.	7,600	55,732
Singapore Technologies Engineering Ltd.	14,300	43,347
Singapore Telecommunications Ltd.	78,500	152,458
United Overseas Bank Ltd.	11,493	269,580
UOL Group Ltd.	4,769	24,721
Venture Corp. Ltd.	2,400	30,960
Wilmar International Ltd.	19,800	68,656
		1,878,810
Spain — 2.3%
ACS Actividades de Construccion y Servicios SA	2,323	62,444
Aena SME SA (a) (c)	746	123,580
Amadeus IT Group SA (a)	4,376	285,035
Banco Bilbao Vizcaya Argentaria SA (b)	64,949	371,363
Banco Santander SA	168,886	573,024
CaixaBank SA	42,605	143,596
Cellnex Telecom SA (c)	4,971	238,270
EDP Renovaveis SA	2,986	76,907
Enagas SA (b)	2,224	49,420
Endesa SA	2,906	63,417
Ferrovial SA	4,698	124,374
Grifols SA (b)	2,942	53,219
Iberdrola SA	56,923	619,570
Industria de Diseno Textil SA	10,500	228,468

	Number of Shares	Value
Naturgy Energy Group SA (b)	1,889	$56,410
Red Electrica Corp. SA	4,268	87,655
Repsol SA	14,143	185,967
Siemens Gamesa Renewable Energy SA (a)	2,430	42,659
Telefonica SA	50,803	246,593
		3,631,971
Sweden — 3.3%
Alfa Laval AB	3,169	108,978
Assa Abloy AB Class B	9,742	262,679
Atlas Copco AB Class A	6,536	339,209
Atlas Copco AB Class B	3,783	171,560
Boliden AB	2,744	139,151
Electrolux AB (b)	2,492	37,705
Embracer Group AB (a) (b)	5,466	45,806
Epiroc AB Class A	6,371	136,331
Epiroc AB Class B	3,839	69,104
EQT AB	2,971	116,346
Essity AB Class B	5,730	135,007
Evolution AB (c)	1,663	169,717
Fastighets AB Balder Class B (a)	1,036	67,793
Getinge AB Class B	2,071	82,436
Hennes & Mauritz AB Class B (b)	7,261	96,969
Hexagon AB Class B	18,911	265,315
Husqvarna AB Class B	4,339	45,225
Industrivarden AB Class A	1,206	34,276
Industrivarden AB Class C	1,501	41,887
Investment AB Latour	1,586	50,381
Investor AB	4,941	114,793
Investor AB Class B	17,535	380,790
Kinnevik AB Class B (a)	2,323	60,458
L E Lundbergforetagen AB Class B	776	39,419
Lifco AB	2,250	57,099
Lundin Energy AB (b)	2,004	84,959
Nibe Industrier AB Class B	13,426	147,967
Sagax AB	1,516	45,861
Sandvik AB	10,834	230,010
Securitas AB Class B	3,012	33,936
Sinch AB (a) (b) (c)	5,573	37,735
Skandinaviska Enskilda Banken AB Class A (b)	15,726	170,282
Skanska AB Class B (b)	3,445	77,070
SKF AB Class B	3,743	60,842
Svenska Cellulosa AB Class B (b)	5,846	113,510
Svenska Handelsbanken AB Class A	13,965	128,522
Swedbank AB Class A (b)	8,772	130,912
Swedish Match AB	14,631	110,055
Tele2 AB Class B	4,973	75,076

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Telefonaktiebolaget LM Ericsson Class B (b)	28,404	$259,896
Telia Co AB (b)	25,850	103,519
Volvo AB Class A	2,189	41,841
Volvo AB Class B	13,670	254,966
		5,175,393
Switzerland — 10.2%
ABB Ltd. Registered	16,012	518,045
Adecco Group AG Registered	1,624	73,503
Alcon, Inc.	4,867	384,459
Bachem Holding AG Registered Class B	70	38,412
Baloise Holding AG Registered	473	84,286
Barry Callebaut AG Registered	37	86,641
Chocoladefabriken Lindt & Spruengli AG	10	118,588
Chocoladefabriken Lindt & Spruengli AG Registered	1	120,794
Cie Financiere Richemont SA Registered	5,080	644,390
Clariant AG	2,138	37,022
Coca-Cola HBC AG	1,770	36,912
Credit Suisse Group AG Registered	26,273	207,297
EMS-Chemie Holding AG Registered	69	66,752
Geberit AG Registered	348	214,232
Givaudan SA Registered	90	370,480
Holcim Ltd.	1,101	53,753
Holcim Ltd. (b)	3,895	188,549
Julius Baer Group Ltd.	2,210	128,195
Kuehne & Nagel International AG Registered	530	150,173
Logitech International SA Registered	1,718	127,323
Lonza Group AG Registered	725	525,250
Nestle SA Registered	27,414	3,558,908
Novartis AG Registered	21,352	1,872,602
Partners Group Holding AG	219	272,078
Roche Holding AG	6,830	2,701,096
Roche Holding AG	323	141,222
Schindler Holding AG	407	86,774
Schindler Holding AG Registered	211	44,738
SGS SA Registered	58	161,160
Sika AG Registered (b)	1,379	454,321
Sonova Holding AG Registered	513	213,973
Straumann Holding AG Registered	103	164,815
The Swatch Group AG	300	85,248
The Swatch Group AG Registered	393	21,339
Swiss Life Holding AG Registered	304	194,039
Swiss Prime Site AG Registered	770	75,906
Swiss Re AG	2,934	279,194

	Number of Shares	Value
Swisscom AG Registered (b)	245	$147,095
Temenos Group AG Registered	687	65,826
UBS Group AG Registered	34,188	667,931
VAT Group AG (c)	260	99,138
Vifor Pharma AG (a)	454	80,944
Zurich Insurance Group AG	1,462	720,808
		16,284,211
United Kingdom — 15.0%
3i Group PLC	9,424	170,470
Abrdn PLC	20,082	56,207
Admiral Group PLC	1,833	61,403
Anglo American PLC	12,453	642,282
Antofagasta PLC	3,766	82,235
Ashtead Group PLC	4,346	273,964
Associated British Foods PLC	3,287	71,385
AstraZeneca PLC	15,083	2,000,174
Auto Trader Group PLC (c)	8,759	72,508
Aveva Group PLC	991	31,639
Aviva PLC	37,043	218,662
BAE Systems PLC	30,950	291,749
Barclays PLC	162,918	316,486
Barratt Developments PLC	9,352	63,806
Berkeley Group Holdings PLC	1,072	52,179
BP PLC	192,351	940,026
British American Tobacco PLC	21,229	887,932
The British Land Co. PLC	8,660	59,983
BT Group PLC	86,938	207,208
Bunzl PLC	3,297	128,188
Burberry Group PLC	3,825	83,527
Coca-Cola Europacific Partners PLC	2,068	100,525
Compass Group PLC	17,311	373,070
Croda International PLC	1,410	144,909
Diageo PLC	22,702	1,147,431
Entain PLC (a)	5,834	125,131
Experian PLC	8,970	345,928
Ferguson PLC	2,152	292,112
GlaxoSmithKline PLC	49,046	1,057,625
Glencore PLC	96,566	627,560
Halma PLC	3,777	123,288
Hargreaves Lansdown PLC	3,152	41,528
Hikma Pharmaceuticals PLC	1,619	43,558
HSBC Holdings PLC	198,024	1,356,870
Imperial Brands PLC	9,222	194,179
Informa PLC (a)	14,663	115,079
InterContinental Hotels Group PLC	1,789	121,146
Intertek Group PLC	1,640	111,996
J Sainsbury PLC	16,950	56,126
JD Sports Fashion PLC	23,023	44,584

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Johnson Matthey PLC	1,726	$42,294
Kingfisher PLC	21,884	73,035
Land Securities Group PLC	6,304	64,717
Legal & General Group PLC	59,296	210,256
Lloyds Banking Group PLC	690,427	422,678
London Stock Exchange Group PLC	3,203	334,636
M&G PLC	26,184	75,843
Melrose Industries PLC	43,238	69,989
Mondi PLC	4,640	89,952
National Grid PLC	35,238	541,245
Natwest Group PLC	56,464	158,879
Next PLC	1,354	106,770
Ocado Group PLC (a)	5,111	78,125
Pearson PLC	7,259	70,920
Persimmon PLC	3,065	86,207
Phoenix Group Holdings PLC	7,282	58,385
Prudential PLC	26,756	395,233
Reckitt Benckiser Group PLC	6,962	532,154
RELX PLC	18,797	585,492
Rentokil Initial PLC	18,341	126,326
Rio Tinto PLC	10,919	866,160
Rolls-Royce Holdings PLC (a)	84,104	110,580
The Sage Group PLC	9,767	89,567
Schroders PLC	1,324	55,795
Segro PLC	11,341	199,784
Severn Trent PLC	2,425	97,883
Shell PLC	74,987	2,057,925
Smith & Nephew PLC	8,390	133,733
Smiths Group PLC	3,907	74,060
Spirax-Sarco Engineering PLC	732	119,955
SSE PLC	10,422	238,637
St. James’s Place PLC	5,135	96,818
Standard Chartered PLC	25,383	168,323
Taylor Wimpey PLC	35,848	61,171
Tesco PLC	75,339	272,376
Unilever PLC	25,029	1,133,056
United Utilities Group PLC	6,872	101,289
Vodafone Group PLC	265,761	436,025
Whitbread PLC (a)	2,004	74,575
WPP PLC	11,744	153,685
		23,799,191

TOTAL COMMON STOCK (Cost $133,152,781)		154,927,518

	Number of Shares	Value
PREFERRED STOCK — 0.5%
Germany — 0.5%
Bayerische Motoren Werke AG 2.590%	567	$43,937
Fuchs Petrolub SE 2.460% EUR	771	28,009
Henkel AG & Co. KGaA 2.130%	1,802	120,684
Porsche Automobil Holding SE 2.350%	1,543	149,485
Sartorius AG 0.130%	260	115,468
Volkswagen AG 2.560%	1,793	310,039
		767,622

TOTAL PREFERRED STOCK (Cost $744,415)		767,622

TOTAL EQUITIES (Cost $133,897,196)		155,695,140

MUTUAL FUNDS — 2.6%
United States — 2.6%
iShares Core MSCI EAFE ETF	4,050	281,515
State Street Navigator Securities Lending Government Money Market Portfolio (e)	3,942,809	3,942,809
		4,224,324
TOTAL MUTUAL FUNDS (Cost $4,242,622)		4,224,324

TOTAL LONG-TERM INVESTMENTS (Cost $138,139,818)		159,919,464

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.9%
Repurchase Agreement — 0.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/22, 0.000%, due 4/01/22 (f)	$1,384,605	$1,384,605

TOTAL SHORT-TERM INVESTMENTS (Cost $1,384,605)		1,384,605

TOTAL INVESTMENTS — 101.4% (Cost $139,524,423) (g)		161,304,069

Other Assets/(Liabilities) — (1.4)%		(2,247,601)

NET ASSETS — 100.0%		$159,056,468

Abbreviation Legend

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2022, was $6,563,881 or 4.13% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $2,974,814 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2022, the aggregate market value of these securities amounted to $2,543,112 or 1.60% of net assets.

(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2022, these securities amounted to a value of $0 or 0.00% of net assets.
(e)	Represents investment of security lending cash collateral. (Note 2).
(f)

Maturity value of $1,384,605. Collateralized by U.S. Government Agency obligations with a rate of 0.500%, maturity date of 4/15/24, and an aggregate market value, including accrued interest, of $1,412,341.

(g)	See Note 6 for aggregate cost for federal tax purposes.

Sector weightings, as a percentage of net assets, is as follows:

Consumer, Non-cyclical	25.3%
Financial	20.1%
Industrial	13.1%
Consumer, Cyclical	13.0%
Basic Materials	7.3%
Technology	6.1%
Communications	5.2%
Energy	4.3%
Utilities	3.2%
Mutual Funds	2.7%
Diversified	0.2%
Total Long-Term Investments	100.5%
Short-Term Investments and Other Assets and Liabilities	(0.5)%
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund — Portfolio of Investments (Continued)

Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of Montreal*	6/15/22	USD	65,391	AUD	90,000	$(2,037)
Bank of Montreal*	6/15/22	USD	812,213	GBP	620,000	(2,014)
Bank of Montreal*	6/15/22	USD	526,908	CHF	490,000	(4,953)
Bank of Montreal*	6/15/22	USD	1,797,583	EUR	1,630,000	(10,474)
Bank of Montreal*	6/15/22	USD	255,691	JPY	31,110,000	(326)
Bank of Montreal*	6/15/22	GBP	378,569	USD	495,315	1,848
Bank of Montreal*	6/15/22	CHF	226,884	USD	244,375	1,892
Bank of Montreal*	6/15/22	JPY	161,302,924	USD	1,370,765	(43,336)
Bank of Montreal*	6/15/22	AUD	200,000	USD	150,036	(196)
Bank of Montreal*	6/15/22	EUR	1,880,000	USD	2,076,856	8,511
Bank of New York Mellon**	6/15/22	USD	1,075,599	JPY	131,870,000	(9,614)
Bank of New York Mellon**	6/15/22	EUR	838,754	USD	925,404	4,974
Bank of New York Mellon**	6/15/22	DKK	164,266	USD	24,346	148
BNP Paribas SA*	6/15/22	USD	343,860	AUD	460,000	(773)
BNP Paribas SA*	6/15/22	CHF	200,000	USD	217,528	(442)
Citibank N.A.*	6/15/22	USD	120,436	AUD	160,000	564
Citibank N.A.*	6/15/22	HKD	667,890	USD	85,454	(106)
Citibank N.A.*	6/15/22	SEK	1,594,954	USD	165,192	4,740
JP Morgan Chase Bank N.A.*	6/15/22	USD	36,718	ILS	119,805	(905)
JP Morgan Chase Bank N.A.*	6/15/22	USD	11,327	NOK	101,065	(147)
JP Morgan Chase Bank N.A.*	6/15/22	USD	168,497	JPY	19,880,000	4,896
JP Morgan Chase Bank N.A.*	6/15/22	USD	231,975	EUR	210,000	(965)
JP Morgan Chase Bank N.A.*	6/15/22	USD	211,119	GBP	160,000	996
JP Morgan Chase Bank N.A.*	6/15/22	SGD	67,342	USD	49,581	104
JP Morgan Chase Bank N.A.*	6/15/22	GBP	620,000	USD	817,779	(3,552)
JP Morgan Chase Bank N.A.*	6/15/22	CHF	460,000	USD	495,898	3,400
Morgan Stanley & Co. LLC*	6/15/22	USD	117,378	CHF	110,000	(2,020)
Morgan Stanley & Co. LLC*	6/15/22	USD	256,464	JPY	30,520,000	5,301
Morgan Stanley & Co. LLC*	6/15/22	JPY	110,870,000	USD	910,412	1,982
Morgan Stanley & Co. LLC*	6/15/22	AUD	631,300	USD	474,242	(1,272)
						$(43,776)

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
Hang Seng Index	4/28/22	1	$136,262	$4,100
Topix Index	6/09/22	6	961,728	(2,388)
SPI 200 Index	6/16/22	4	555,588	4,066
Euro Stoxx 50 Index	6/17/22	43	1,798,094	20,459
FTSE 100 Index	6/17/22	9	879,549	5,509
				$31,746

*	Contracts are subject to a master netting agreement or similar agreement.

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund — Portfolio of Investments (Continued)

Currency Legend

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.

MassMutual Overseas Fund — Portfolio of Investments
March 31, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.8%
COMMON STOCK — 98.4%
Australia — 0.7%
Brambles Ltd.	230,500	$1,699,725
Orica Ltd.	186,129	2,204,244
		3,903,969
Belgium — 1.1%
Anheuser-Busch InBev SA	59,500	3,568,769
KBC Group NV	35,681	2,566,162
		6,134,931
Canada — 3.9%
Canadian National Railway Co.	58,571	7,856,714
Intact Financial Corp.	18,011	2,661,274
Open Text Corp.	56,400	2,391,524
Restaurant Brands International, Inc.	29,400	1,716,666
Suncor Energy, Inc.	88,663	2,886,521
The Toronto-Dominion Bank	52,488	4,164,528
		21,677,227
Cayman Islands — 2.3%
Alibaba Group Holding Ltd. (a)	338,540	4,633,692
JD.COM, Inc., Class A, Lockup Shares (Acquired 1/20/22, Cost $113,212) (a) (d) (e)	3,104	86,364
NetEase, Inc.	100,900	1,818,991
Tencent Holdings Ltd.	78,700	3,712,703
Trip.com Group Ltd. (a)	30,399	716,070
Vipshop Holdings Ltd. ADR (a)	223,504	2,011,536
		12,979,356
Denmark — 2.0%
Carlsberg A/S Class B	22,125	2,701,337
Novo Nordisk A/S Class B	78,204	8,660,833
		11,362,170
Finland — 0.2%
UPM-Kymmene OYJ (b)	37,700	1,230,174
France — 16.9%
Accor SA (a)	118,760	3,805,850
Air Liquide SA	59,876	10,474,659
BNP Paribas SA	100,631	5,729,652
Capgemini SE	50,089	11,141,958
Cie de Saint-Gobain	36,235	2,156,348
Cie Generale des Etablissements Michelin SCA	20,329	2,746,303
Danone SA	43,900	2,418,358
Dassault Systemes SE	51,123	2,519,084
Edenred	10,700	528,961
Engie SA	294,258	3,857,254
EssilorLuxottica SA	29,910	5,459,922

	Number of Shares	Value
L’Oreal SA	8,613	$3,447,489
Legrand SA	36,301	3,451,026
LVMH Moet Hennessy Louis Vuitton SE	12,128	8,635,979
Pernod Ricard SA	30,024	6,584,925
Publicis Groupe SA	50,469	3,065,814
Schneider Electric SE	72,776	12,150,422
Valeo SE	116,830	2,146,498
Worldline SA (a) (c)	87,800	3,806,410
		94,126,912
Germany — 15.4%
adidas AG	7,375	1,722,183
Allianz SE Registered	25,050	5,981,801
Bayer AG Registered	199,966	13,681,114
Bayerische Motoren Werke AG	58,285	5,048,314
Beiersdorf AG	58,052	6,100,179
Continental AG (a)	59,380	4,283,145
Daimler Truck Holding AG (a)	93,036	2,584,636
Deutsche Boerse AG	40,097	7,202,974
Fresenius Medical Care AG & Co. KGaA	55,500	3,721,972
Fresenius SE & Co. KGaA	94,500	3,477,237
Henkel AG & Co. KGaA	36,500	2,419,344
Mercedes-Benz Group AG	74,473	5,230,733
Merck KGaA	33,184	6,949,687
MTU Aero Engines AG	9,936	2,308,595
SAP SE	91,710	10,233,305
Siemens AG Registered	11,800	1,635,034
thyssenkrupp AG (a)	335,917	2,893,741
Vitesco Technologies Group AG (a)	3,036	120,490
		85,594,484
Hong Kong — 1.5%
AIA Group Ltd.	771,600	8,078,215
India — 2.0%
Axis Bank Ltd. (a)	202,305	2,012,855
HDFC Bank Ltd.	99,578	1,921,482
Housing Development Finance Corp. Ltd.	96,489	3,014,490
Tata Consultancy Services Ltd.	89,174	4,388,954
		11,337,781
Indonesia — 0.0%
Bank Mandiri Persero Tbk PT	490,900	269,359
Ireland — 1.9%
Linde PLC (a)	14,553	4,689,573
Ryanair Holdings PLC Sponsored ADR (a)	65,249	5,684,493
		10,374,066

The accompanying notes are an integral part of the financial statements.

MassMutual Overseas Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Israel — 0.9%
Check Point Software Technologies Ltd. (a)	34,369	$4,751,858
Italy — 2.3%
Eni SpA	170,511	2,499,876
Intesa Sanpaolo SpA	29,600	68,100
Intesa Sanpaolo SpA	4,372,814	9,994,975
		12,562,951
Japan — 9.9%
Daikin Industries Ltd.	33,700	6,135,924
Denso Corp.	44,100	2,814,083
Hitachi Ltd.	140,000	7,015,187
Hoya Corp.	37,600	4,290,600
Koito Manufacturing Co. Ltd.	58,400	2,364,278
Komatsu Ltd.	59,400	1,425,343
Kose Corp.	26,900	2,813,433
Kubota Corp.	255,900	4,797,608
Kyocera Corp.	65,300	3,670,429
Olympus Corp.	219,900	4,177,746
Shin-Etsu Chemical Co. Ltd.	13,900	2,118,155
SMC Corp.	6,300	3,518,633
Sony Group Corp.	47,600	4,912,843
Terumo Corp.	117,000	3,543,433
Toyota Motor Corp.	81,300	1,456,368
		55,054,063
Mexico — 0.4%
Grupo Televisa SAB Sponsored ADR	190,300	2,226,510
Netherlands — 5.7%
Akzo Nobel NV	54,711	4,700,558
CNH Industrial NV	247,697	3,922,053
EXOR NV	53,000	4,042,419
ING Groep NV	298,997	3,124,750
Iveco Group NV (a) (b)	27,019	175,567
Koninklijke Philips NV	155,477	4,756,506
Prosus NV	88,023	4,659,704
QIAGEN NV (a)	63,510	3,117,438
Randstad NV (b)	52,760	3,166,777
		31,665,772
Portugal — 0.5%
Galp Energia SGPS SA	201,646	2,551,810
Republic of Korea — 0.5%
NAVER Corp.	10,685	2,987,774
Singapore — 0.9%
DBS Group Holdings, Ltd.	183,500	4,824,277
Spain — 1.0%
Amadeus IT Group SA (a)	86,149	5,611,402

	Number of Shares	Value
Sweden — 1.4%
Hennes & Mauritz AB Class B (b)	223,794	$2,988,705
SKF AB Class B (b)	162,800	2,646,298
Volvo AB Class B	119,200	2,223,260
		7,858,263
Switzerland — 13.3%
Cie Financiere Richemont SA Registered	53,866	6,832,821
Credit Suisse Group AG Registered	666,094	5,255,556
Holcim Ltd.	76,684	3,743,835
Julius Baer Group Ltd.	46,367	2,689,598
Nestle SA Registered	113,445	14,727,522
Novartis AG Registered	100,296	8,796,106
Roche Holding AG	33,575	13,278,084
Sika AG Registered (b)	10,673	3,516,292
The Swatch Group AG	5,445	1,547,245
UBS Group AG Registered	405,969	7,931,418
Zurich Insurance Group AG	11,613	5,725,541
		74,044,018
Taiwan — 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	49,370	5,147,316
United Kingdom — 12.4%
Compass Group PLC	343,029	7,392,640
Diageo PLC	129,259	6,533,162
Experian PLC	124,931	4,817,963
Glencore PLC	765,900	4,977,407
Informa PLC (a)	230,600	1,809,805
Liberty Global PLC Class A (a)	120,000	3,061,200
Lloyds Banking Group PLC	9,962,697	6,099,138
London Stock Exchange Group PLC	22,010	2,299,510
Natwest Group PLC	501,400	1,410,848
Prudential PLC	171,600	2,534,836
Reckitt Benckiser Group PLC	67,438	5,154,758
RELX PLC	212,337	6,613,906
Rio Tinto PLC	49,515	3,927,823
Rolls-Royce Holdings PLC (a)	2,017,039	2,651,998
Schroders PLC	75,568	3,184,512
Smiths Group PLC	78,748	1,492,734
Tesco PLC	1,030,136	3,724,292
WPP PLC	124,344	1,627,194
		69,313,726
United States — 0.4%
Yum China Holdings, Inc.	51,399	2,135,115

TOTAL COMMON STOCK (Cost $473,372,465)		547,803,499

The accompanying notes are an integral part of the financial statements.

MassMutual Overseas Fund — Portfolio of Investments (Continued)

	Number of Shares	Value

PREFERRED STOCK — 0.4%
Republic of Korea — 0.4%
Samsung Electronics Co. Ltd. 1.760%	48,900	$2,529,295

TOTAL PREFERRED STOCK (Cost $2,867,259)		2,529,295

TOTAL EQUITIES (Cost $476,239,724)		550,332,794

MUTUAL FUNDS — 1.1%
United States — 1.1%
State Street Navigator Securities Lending Government Money Market Portfolio (f)	6,467,478	6,467,478

TOTAL MUTUAL FUNDS (Cost $6,467,478)		6,467,478

TOTAL LONG-TERM INVESTMENTS (Cost $482,707,202)		556,800,272

	Principal Amount
SHORT-TERM INVESTMENTS — 1.1%
Repurchase Agreement — 1.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/22, 0.000%, due 4/01/22 (g)	$5,928,463	5,928,463

TOTAL SHORT-TERM INVESTMENTS (Cost $5,928,463)		5,928,463

TOTAL INVESTMENTS — 101.0% (Cost $488,635,665) (h)		562,728,735

Other Assets/(Liabilities) — (1.0)%		(5,801,523)

NET ASSETS — 100.0%		$556,927,212

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2022, was $11,511,986 or 2.07% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $5,625,375 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2022, the aggregate market value of these securities amounted to $3,806,410 or 0.68% of net assets.

(d)

Restricted security. Certain securities are restricted as to resale. At March 31, 2022, these securities amounted to a value of $86,364 or 0.02% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(e)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2022, these securities amounted to a value of $86,364 or 0.02% of net assets.
(f)	Represents investment of security lending cash collateral. (Note 2).
(g)

Maturity value of $5,928,463. Collateralized by U.S. Government Agency obligations with rates ranging from 1.750% - 0.375%, maturity dates ranging from 6/30/24 - 7/15/24, and an aggregate market value, including accrued interest, of $6,047,134.

(h)	See Note 6 for aggregate cost for federal tax purposes.

Notes to Portfolio of Investments (Continued)

Sector weightings, as a percentage of net assets, is as follows:

Consumer, Non-cyclical	29.7%
Financial	18.5%
Industrial	14.5%
Consumer, Cyclical	14.1%
Technology	8.1%
Basic Materials	6.3%
Communications	5.5%
Energy	1.4%
Mutual Funds	1.2%
Utilities	0.6%
Total Long-Term Investments	99.9%
Short-Term Investments and Other Assets and Liabilities	0.1%
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MassMutual Overseas Fund — Portfolio of Investments (Continued)

Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
State Street Bank and Trust Co.*	6/15/22	CHF	710,000	USD	771,479	$(824)
State Street Bank and Trust Co.*	6/15/22	USD	3,159,833	CHF	2,902,000	9,915
						$9,091

*	Contracts are subject to a master netting agreement or similar agreement.

Currency Legend

CHF	Swiss Franc
USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments
March 31, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.7%
COMMON STOCK — 97.2%
Australia — 3.0%
Australia & New Zealand Banking Group Ltd.	107,979	$2,212,742
BHP Group Ltd.	258,803	9,922,526
BHP Group Ltd.	137,339	5,349,348
Challenger Ltd.	203,921	1,015,510
Downer EDI Ltd.	719,149	2,874,039
IGO Ltd.	594,416	6,215,412
Incitec Pivot Ltd.	407,611	1,151,341
Macquarie Group Ltd.	19,279	2,900,114
Rio Tinto Ltd.	13,511	1,196,850
Scentre Group	903,524	2,046,180
South32 Ltd.	2,125,639	7,915,480
Treasury Wine Estates Ltd.	249,498	2,137,138
Worley Ltd.	596,566	5,726,339
		50,663,019
Austria — 0.5%
BAWAG Group AG (a)	75,229	3,795,197
Erste Group Bank AG	123,536	4,480,445
		8,275,642
Belgium — 0.3%
KBC Group NV	39,071	2,809,969
Umicore SA	38,843	1,677,906
		4,487,875
Bermuda — 0.5%
China Resources Gas Group Ltd.	756,000	3,197,459
Credicorp Ltd.	6,300	1,082,781
Hongkong Land Holdings Ltd.	304,500	1,485,398
Kunlun Energy Co. Ltd.	2,528,000	2,188,294
		7,953,932
Brazil — 1.4%
Ambev SA	866,100	2,801,470
B3 SA - Brasil Bolsa Balcao	1,102,600	3,638,241
Banco BTG Pactual SA	485,100	2,653,197
EDP - Energias do Brasil SA	469,707	2,320,393
Klabin SA	361,100	1,829,372
Localiza Rent a Car SA	93,400	1,198,631
Magazine Luiza SA	1,039,915	1,489,634
Raia Drogasil SA	433,932	2,181,942
Rede D’Or Sao Luiz SA (a)	298,371	3,127,191
Suzano SA	257,227	2,979,609
		24,219,680
Canada — 3.8%
Canadian Pacific Railway Ltd.	86,700	7,156,218
Constellation Software, Inc.	1,716	2,933,322

	Number of Shares	Value
Definity Financial Corp.	86,608	$2,212,049
Element Fleet Management Corp.	274,850	2,660,229
Magna International, Inc.	82,869	5,329,305
Manulife Financial Corp.	312,568	6,665,650
National Bank of Canada (b)	98,150	7,523,669
Shopify, Inc. Class A (c)	4,916	3,323,019
Sun Life Financial, Inc. (b)	205,243	11,459,394
TC Energy Corp.	52,091	2,937,997
TELUS International CDA, Inc. (c)	58,817	1,453,782
TMX Group Ltd.	57,539	5,917,981
Waste Connections, Inc.	35,031	4,893,831
		64,466,446
Cayman Islands — 5.2%
Alibaba Group Holding Ltd. (c)	341,780	4,678,039
Alibaba Group Holding Ltd. Sponsored ADR (c)	96,319	10,479,507
Baidu, Inc. Sponsored ADR (c)	59,842	7,917,097
Bizlink Holding, Inc.	188,000	1,934,944
Budweiser Brewing Co. APAC Ltd. (a)	1,037,100	2,752,391
China Resources Mixc Lifestyle Services Ltd. (a)	209,800	1,032,031
CK Hutchison Holdings Ltd.	334,500	2,452,441
ENN Energy Holdings Ltd.	99,000	1,475,391
JD Health International, Inc. (a) (c)	264,600	1,609,985
JD.com, Inc. Class A (c)	44,350	1,298,915
JD.COM, Inc., Class A, Lockup Shares (Acquired 1/20/22, Cost $574,850) (c) (d) (f)	15,761	438,525
JOYY, Inc. ADR	99,289	3,646,885
Kanzhun Ltd. (c)	16,881	420,506
KE Holdings, Inc. ADR (c)	171,581	2,122,457
Kingdee International Software Group Co. Ltd. (c)	675,000	1,489,539
Li Auto, Inc. ADR (c)	17,200	443,932
Longfor Group Holdings Ltd. (a)	540,000	2,755,650
Meituan Class B Class B (a) (c)	137,500	2,709,523
Pinduoduo, Inc. ADR (c)	15,500	621,705
Sea Ltd. ADR (c)	10,139	1,214,551
Shenzhou International Group Holdings Ltd.	44,100	588,202
Silergy Corp.	8,000	942,297
Sunny Optical Technology Group Co. Ltd.	52,300	837,682
Tencent Holdings Ltd.	327,200	15,435,787
Tingyi Cayman Islands Holding Corp.	18,000	30,332
Tongcheng Travel Holdings Ltd. (c)	1,478,400	2,621,891
Trip.com Group Ltd. (c)	83,750	1,972,790
Trip.com Group Ltd. ADR (c)	103,513	2,393,221
Weibo Corp. Sponsored ADR (c)	75,453	1,849,353

The accompanying notes are an integral part of the financial statements.

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Wuxi Biologics Cayman, Inc. (a) (c)	331,000	$2,685,145
XP, Inc. Class A (c)	152,072	4,577,367
Zhongsheng Group Holdings Ltd.	432,500	3,045,283
		88,473,364
Chile — 0.2%
Banco de Chile	23,418,339	2,507,322
Banco Santander Chile Sponsored ADR	64,384	1,454,435
		3,961,757
China — 3.0%
Beijing Capital International Airport Co. Ltd. Class H (c)	2,302,000	1,341,311
BTG Hotels Group Co. Ltd. Class A (c)	262,525	943,916
China Construction Bank Corp. Class H	4,319,000	3,244,416
Fuyao Glass Industry Group Co. Ltd.	448,000	2,505,481
Gree Electric Appliances, Inc. of Zhuhai Class A	849,300	4,312,145
Hisense Home Appliances Group Co. Ltd.	1,084,755	1,894,125
Hongfa Technology Co. Ltd.	114,100	844,480
Huayu Automotive Systems Co. Ltd.	745,500	2,337,544
Hundsun Technologies, Inc. Class A	318,400	2,223,958
Jiangsu Hengrui Medicine Co. Ltd. Class A	145,960	844,957
Kweichow Moutai Co. Ltd. Class A	8,698	2,346,413
Midea Group Co. Ltd. Class A	240,700	2,153,002
NARI Technology Co. Ltd.	1,061,899	5,226,154
PICC Property & Casualty Co. Ltd. Class H	2,028,000	2,069,311
Ping An Bank Co. Ltd. Class A	1,168,000	2,824,413
Ping An Insurance Group Co. of China Ltd. Class H	441,000	3,111,510
Ping An Insurance Group Co. of China Ltd. Class A	149,000	1,127,294
Sangfor Technologies, Inc.	31,400	550,305
Shandong Pharmaceutical Glass Co. Ltd.	311,700	1,299,865
Shenzhen Inovance Technology Co. Ltd. Class A	288,600	2,583,190
Sinopharm Group Co. Ltd. Class H	350,800	797,857
Songcheng Performance Development Co. Ltd.	844,200	1,736,494
Tsingtao Brewery Co. Ltd. Class H	396,000	3,134,782
Yifeng Pharmacy Chain Co. Ltd. Class A	162,016	1,019,243
Zhejiang Sanhua Intelligent Controls Co. Ltd.	345,200	898,926
		51,371,092

	Number of Shares	Value
Cyprus — 0.0%
Ozon Holdings Plc. (c) (d) (e)	18,310	$—
TCS Group Holding, PLC (d) (e)	10,848	—
		—
Czech Republic — 0.1%
Komercni banka AS	30,403	1,175,822
Denmark — 0.2%
Genmab A/S (c)	10,629	3,850,475
Finland — 0.9%
Kojamo OYJ (b)	58,640	1,407,150
Metso Outotec OYJ	150,922	1,273,198
Sampo OYJ Class A	200,255	9,774,834
Stora Enso OYJ Class R	153,767	3,008,654
		15,463,836
France — 7.6%
Air Liquide SA	25,201	4,408,643
Alstom SA	107,793	2,512,766
AXA SA	493,602	14,415,109
BNP Paribas SA	136,553	7,774,951
Dassault Aviation SA	62,426	9,924,645
Engie SA	648,796	8,504,683
EssilorLuxottica SA	58,691	10,713,751
Faurecia SE (b)	45,974	1,189,294
Ipsen SA	13,626	1,702,139
Kering SA	8,628	5,450,289
L’Oreal SA	10,944	4,380,509
Legrand SA	21,854	2,077,594
LVMH Moet Hennessy Louis Vuitton SE	2,424	1,726,056
Safran SA	18,943	2,226,374
Sanofi	213,116	21,734,476
Teleperformance	6,259	2,386,685
Thales SA	105,140	13,276,539
TotalEnergies SE (b)	266,896	13,541,966
		127,946,469
Germany — 5.8%
BASF SE	75,799	4,322,421
Bayer AG Registered	177,993	12,177,783
Beiersdorf AG	29,191	3,067,428
Covestro AG (a)	88,037	4,448,350
Daimler Truck Holding AG (c)	63,026	1,750,928
Deutsche Boerse AG	24,169	4,341,689
Deutsche Post AG Registered	37,803	1,815,244
Deutsche Telekom AG Registered	499,502	9,329,264
Evotec SE (c)	124,754	3,770,320
Fresenius SE & Co. KGaA	142,688	5,250,370
GEA Group AG	52,643	2,175,024
HeidelbergCement AG	30,162	1,725,001

The accompanying notes are an integral part of the financial statements.

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Infineon Technologies AG	21,827	$745,685
KION Group AG	38,318	2,548,197
Knorr-Bremse AG	39,931	3,067,797
Mercedes-Benz Group AG	47,888	3,363,492
MorphoSys AG (c)	4,016	109,968
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	22,804	6,108,422
SAP SE	31,503	3,515,209
Siemens AG Registered	103,014	14,273,846
Siemens Healthineers AG (a)	56,199	3,484,822
Stroeer SE & Co KGaA	18,802	1,298,723
Teamviewer AG (a) (c)	79,245	1,174,824
Telefonica Deutschland Holding AG	11,342	30,979
Vonovia SE	36,030	1,684,663
Zalando SE (a) (c)	56,059	2,845,621
		98,426,070
Hong Kong — 1.7%
AIA Group Ltd.	1,237,200	12,952,783
Beijing Enterprises Holdings Ltd.	234,500	741,318
China Overseas Land & Investment Ltd.	925,000	2,755,408
Fosun International Ltd.	1,476,000	1,598,722
Galaxy Entertainment Group Ltd.	1,065,000	6,329,597
Guangdong Investment Ltd.	2,372,000	3,238,246
Hong Kong Exchanges & Clearing Ltd.	19,600	923,689
		28,539,763
Hungary — 0.4%
OTP Bank Nyrt (c)	179,878	6,525,467
India — 4.3%
Ambuja Cements Ltd.	745,605	2,928,339
Ashok Leyland Ltd.	506,776	779,479
Asian Paints Ltd.	11,990	484,385
Axis Bank Ltd. (c)	453,138	4,508,544
HDFC Asset Management Co. Ltd. (a)	27,573	775,980
HDFC Bank Ltd.	175,702	3,390,390
HDFC Life Insurance Co. Ltd. (a)	137,700	971,812
Hindalco Industries Ltd.	122,346	914,808
Hindustan Unilever Ltd.	19,932	536,101
Housing Development Finance Corp. Ltd.	445,722	13,925,156
ICICI Bank Ltd.	382,659	3,669,856
ICICI Bank Ltd. Sponsored ADR	138,323	2,619,838
Indus Towers Ltd. (c)	637,156	1,847,685
Infosys Ltd.	145,887	3,650,842
Kotak Mahindra Bank Ltd.	226,539	5,206,819
Maruti Suzuki India Ltd.	31,672	3,142,463
NTPC Ltd.	2,810,157	4,989,336

	Number of Shares	Value
Petronet LNG Ltd.	1,298,031	$3,306,359
Reliance Industries Ltd.	156,619	5,423,481
Shriram Transport Finance Co. Ltd.	259,161	3,856,066
Tata Consultancy Services Ltd.	14,793	728,080
Tech Mahindra Ltd.	116,778	2,302,479
Voltas Ltd.	179,453	2,940,605
		72,898,903
Indonesia — 0.8%
Bank Central Asia Tbk PT	12,541,300	6,948,375
Bank Rakyat Indonesia Persero Tbk PT	11,581,564	3,729,082
Sarana Menara Nusantara Tbk PT	39,543,600	2,941,562
		13,619,019
Ireland — 0.5%
Accenture PLC Class A	4,321	1,457,171
DCC PLC	26,017	2,016,445
Linde PLC (c)	14,803	4,770,133
		8,243,749
Italy — 1.5%
Banca Mediolanum SpA	369,208	3,144,529
DiaSorin SpA	13,907	2,177,584
Enel SpA	756,012	5,048,682
Ermenegildo Zegna Holditalia SpA (b) (c)	104,719	1,104,785
Intesa Sanpaolo SpA	626,570	1,432,156
Leonardo SpA (c)	247,984	2,471,200
Moncler SpA	42,242	2,352,447
Prysmian SpA	156,197	5,320,619
UniCredit SpA	156,958	1,694,670
		24,746,672
Japan — 14.8%
Asahi Group Holdings Ltd.	81,000	2,940,590
Asahi Kasei Corp.	223,900	1,938,144
Asics Corp.	90,300	1,741,527
Astellas Pharma, Inc.	605,900	9,498,284
Benesse Holdings, Inc.	51,200	939,909
Bridgestone Corp.	55,700	2,155,671
Central Japan Railway Co.	13,600	1,772,594
Chugai Pharmaceutical Co. Ltd.	80,000	2,675,466
CyberAgent, Inc.	204,300	2,533,058
Dai-ichi Life Holdings, Inc.	129,800	2,640,652
Daiichi Sankyo Co. Ltd.	135,400	2,970,465
Daikin Industries Ltd.	9,200	1,675,089
Denso Corp.	30,700	1,959,010
DIC Corp.	71,400	1,458,193
Disco Corp.	6,100	1,701,541
Electric Power Development Co. Ltd.	74,600	1,068,616

The accompanying notes are an integral part of the financial statements.

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Fujitsu General Ltd.	132,700	$2,581,199
Fujitsu Ltd.	37,200	5,545,859
Hamamatsu Photonics KK	39,100	2,080,964
Hikari Tsushin, Inc.	9,800	1,116,237
Hitachi Ltd.	112,700	5,647,225
Hitachi Metals Ltd. (c)	150,900	2,524,840
Honda Motor Co. Ltd.	37,400	1,062,766
Hoshizaki Corp.	29,800	2,043,928
Kansai Paint Co. Ltd.	54,100	869,214
Kirin Holdings Co. Ltd.	225,600	3,374,010
MatsukiyoCocokara & Co.	74,100	2,633,666
Mitsubishi Corp.	68,700	2,588,484
Mitsubishi Electric Corp.	559,500	6,439,726
Mitsubishi Estate Co. Ltd.	162,500	2,416,781
Mitsubishi HC Capital, Inc.	204,800	953,210
Mitsubishi UFJ Financial Group, Inc.	1,009,500	6,266,143
Mitsui Fudosan Co. Ltd.	299,300	6,403,520
Murata Manufacturing Co. Ltd.	97,300	6,432,082
Nippon Sanso Holdings Corp.	61,100	1,160,990
Nippon Shokubai Co. Ltd.	30,600	1,332,109
Nippon Steel Corp.	114,700	2,033,360
Nippon Telegraph & Telephone Corp.	744,500	21,632,830
NSK Ltd. (b)	175,600	1,054,180
NTT Data Corp.	404,400	7,931,759
Omron Corp.	20,800	1,386,793
ORIX Corp.	199,900	3,989,801
Otsuka Holdings Co. Ltd.	308,000	10,654,463
Outsourcing, Inc.	149,100	1,538,013
Pan Pacific International Holding Corp.	90,600	1,453,104
Panasonic Corp.	255,900	2,478,171
Persol Holdings Co. Ltd.	246,900	5,534,406
Pola Orbis Holdings, Inc.	27,200	353,925
Recruit Holdings Co. Ltd.	70,500	3,086,297
Renesas Electronics Corp. (c)	121,400	1,404,740
Seven & i Holdings Co. Ltd.	194,100	9,235,321
Shimadzu Corp.	55,000	1,893,911
Shiseido Co. Ltd.	13,400	679,125
SMC Corp.	2,300	1,284,581
SoftBank Group Corp.	30,300	1,362,807
Sompo Holdings, Inc.	75,000	3,299,038
Sony Group Corp.	67,500	6,966,741
Stanley Electric Co. Ltd.	222,300	4,198,095
Sumitomo Corp.	356,600	6,183,592
Sumitomo Mitsui Trust Holdings, Inc.	44,100	1,440,724
Sumitomo Rubber Industries Ltd.	65,700	602,783
Suzuki Motor Corp.	108,900	3,732,903
Taiheiyo Cement Corp.	82,600	1,362,516
Takeda Pharmaceutical Co. Ltd.	104,900	3,002,221

	Number of Shares	Value
TechnoPro Holdings, Inc.	93,300	$2,506,687
THK Co. Ltd.	48,500	1,069,773
Tokio Marine Holdings, Inc.	67,400	3,920,130
Tokyo Electron Ltd.	16,200	8,318,283
Tosoh Corp.	21,300	314,991
Toyota Motor Corp.	811,700	14,540,394
Welcia Holdings Co. Ltd.	36,400	895,612
Z Holdings Corp.	1,176,000	5,106,039
		249,589,871
Luxembourg — 0.4%
Globant SA (c)	2,868	751,617
Millicom International Cellular SA (b) (c)	58,337	1,474,280
Samsonite International SA (a) (c)	468,600	1,053,079
Tenaris SA	212,164	3,197,623
		6,476,599
Malaysia — 0.2%
CIMB Group Holdings Bhd	2,794,863	3,538,106
Mexico — 1.0%
Gruma SAB de CV Class B	214,980	2,695,519
Grupo Aeroportuario del Pacifico SAB de CV ADR	18,215	2,936,804
Grupo Aeroportuario del Sureste SAB de CV ADR	8,132	1,802,051
Grupo Financiero Banorte SAB de CV Class O	315,700	2,377,988
Grupo Mexico SAB de CV Series B	498,584	2,976,714
Orbia Advance Corp. SAB de CV	728,779	1,927,655
Wal-Mart de Mexico SAB de CV	444,400	1,821,169
		16,537,900
Netherlands — 5.8%
Adyen NV (a) (c)	1,155	2,281,784
AerCap Holdings NV (c)	50,723	2,550,352
Airbus SE (c)	47,645	5,759,019
Akzo Nobel NV	134,826	11,583,729
ASML Holding NV	35,507	23,683,147
Heineken NV (b)	14,319	1,365,158
ING Groep NV	1,119,690	11,701,627
Koninklijke DSM NV	11,756	2,101,025
Koninklijke Philips NV	339,527	10,387,146
NXP Semiconductor NV	43,544	8,059,123
Prosus NV (c)	48,857	2,646,688
Prosus NV (c)	196,526	10,403,565
Shop Apotheke Europe NV (a) (c)	9,360	854,709
Signify NV (a)	57,625	2,686,961
Stellantis NV	169,690	2,745,992
X5 Retail Group NV GDR (d) (e)	53,349	—

The accompanying notes are an integral part of the financial statements.

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Yandex NV (c) (d) (e)	66,647	$—
		98,810,025
Norway — 0.9%
DNB Bank ASA	226,472	5,127,420
Equinor ASA	182,092	6,832,665
Storebrand ASA (b)	319,219	3,190,017
		15,150,102
Philippines — 0.3%
Bank of the Philippine Islands	367,490	706,028
SM Investments Corp.	180,470	3,161,928
Universal Robina Corp.	381,240	889,407
		4,757,363
Poland — 0.2%
Powszechna Kasa Oszczednosci Bank Polski SA (c)	110,597	1,039,861
Powszechny Zaklad Ubezpieczen SA	327,097	2,618,188
		3,658,049
Portugal — 0.8%
Banco Comercial Portugues SA (c)	5,527,839	1,050,054
Galp Energia SGPS SA	707,396	8,952,026
Jeronimo Martins SGPS SA	129,299	3,097,589
		13,099,669
Republic of Korea — 3.6%
Amorepacific Corp.	15,091	1,981,178
Hyundai Motor Co.	16,750	2,477,646
Kangwon Land, Inc. (c)	111,040	2,534,507
KT Corp.	50,108	1,471,738
KT Corp. Sponsored ADR (c)	173,369	2,486,111
LG Chem Ltd.	4,362	1,891,169
LG Household & Health Care Ltd.	2,578	1,810,898
NAVER Corp.	39,878	11,150,816
Samsung Electronics Co. Ltd.	597,861	34,154,390
		59,958,453
Russia — 0.0%
Gazprom PJSC (c) (d) (e)	248,301	—
Novatek PJSC (c) (d) (e)	7,314	—
		—
Saudi Arabia — 0.8%
Al Rajhi Bank	72,208	3,078,907
Nahdi Medical Co. (c)	43,707	1,805,834
The Saudi British Bank	207,364	2,191,553
Saudi Tadawul Group Holding Co. (c)	21,514	1,094,866
The Saudi National Bank	319,155	6,008,896
		14,180,056
Singapore — 1.2%
DBS Group Holdings, Ltd.	79,300	2,084,824
Jardine Cycle & Carriage Ltd.	86,900	1,600,224

	Number of Shares	Value
United Overseas Bank Ltd.	360,000	$8,444,177
Wilmar International Ltd.	883,200	3,062,495
Yangzijiang Shipbuilding Holdings Ltd.	4,139,900	4,657,077
		19,848,797
South Africa — 0.7%
Capitec Bank Holdings Ltd.	21,753	3,475,416
Clicks Group Ltd.	60,314	1,277,906
FirstRand Ltd. (b)	1,263,019	6,669,229
Shoprite Holdings Ltd.	53,884	869,540
		12,292,091
Spain — 0.8%
Amadeus IT Group SA (c)	65,315	4,254,358
Fluidra SA	83,422	2,393,595
Iberdrola SA	433,247	4,715,612
Indra Sistemas SA (b) (c)	123,265	1,369,257
		12,732,822
Sweden — 1.0%
Assa Abloy AB Class B	85,769	2,312,634
Elekta AB (b)	151,824	1,191,300
Essity AB Class B	78,405	1,847,336
Olink Holding AB (b) (c)	24,220	427,725
Svenska Handelsbanken AB Class A	243,109	2,237,374
Swedbank AB Class A (b)	370,565	5,530,255
Telefonaktiebolaget LM Ericsson Class B (b)	395,104	3,615,194
		17,161,818
Switzerland — 6.5%
ABB Ltd. Registered	125,751	4,068,491
Alcon, Inc.	68,106	5,379,905
Barry Callebaut AG Registered	2,059	4,821,440
Holcim Ltd.	49,299	2,406,856
Julius Baer Group Ltd.	159,553	9,255,148
Lonza Group AG Registered	7,849	5,686,469
Nestle SA Registered	182,480	23,689,702
Novartis AG Registered	149,619	13,121,805
Partners Group Holding AG	2,122	2,636,303
PolyPeptide Group AG (a) (c)	11,255	887,806
Roche Holding AG	56,542	22,360,965
UBS Group AG Registered	221,599	4,329,380
Zurich Insurance Group AG	23,741	11,704,992
		110,349,262
Taiwan — 3.5%
Hon Hai Precision Industry Co. Ltd.	1,217,000	4,483,384
Largan Precision Co. Ltd.	11,000	719,801
MediaTek, Inc.	156,000	4,863,906
President Chain Store Corp.	41,000	375,767

The accompanying notes are an integral part of the financial statements.

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Taiwan Semiconductor Manufacturing Co. Ltd.	2,311,000	$47,778,617
Vanguard International Semiconductor Corp.	215,000	926,216
		59,147,691
Thailand — 0.7%
Airports of Thailand PCL (c)	214,500	427,387
Bangkok Dusit Medical Services PCL	4,056,200	3,080,272
CP ALL PCL	3,014,300	5,869,953
Land & Houses PCL	7,936,900	2,264,243
		11,641,855
Turkey — 0.0%
D-MARKET Elektronik Hizmetler ve Ticaret AS (c)	62,932	142,856
United Arab Emirates — 0.3%
First Abu Dhabi Bank PJSC	666,117	4,274,087
United Kingdom — 10.9%
Amcor PLC	361,289	4,112,029
Antofagasta PLC	144,588	3,157,258
Ashtead Group PLC	55,162	3,477,308
ASOS PLC (c)	151,198	3,184,352
AstraZeneca PLC Sponsored ADR	383,122	25,416,313
boohoo Group PLC (b) (c)	1,359,664	1,572,145
Bridgepoint Group PLC (a) (c)	501,253	2,303,628
British American Tobacco PLC	69,213	2,894,930
Bunzl PLC	43,281	1,682,777
Burberry Group PLC	213,041	4,652,205
Close Brothers Group PLC	47,218	732,913
Compass Group PLC	174,057	3,751,113
Diageo PLC	80,918	4,089,854
Direct Line Insurance Group PLC	848,160	3,057,640
Dr. Martens Plc	278,610	866,742
Fresnillo PLC	166,877	1,614,557
GlaxoSmithKline PLC Sponsored ADR	230,953	10,060,313
Great Portland Estates PLC	432,873	4,035,931
HSBC Holdings PLC	614,614	4,211,364
Imperial Brands PLC	141,280	2,974,798
Informa PLC (c)	299,740	2,352,432
Investec PLC	256,636	1,685,584
Johnson Matthey PLC	82,277	2,016,105
Kingfisher PLC	919,966	3,070,250
Lloyds Banking Group PLC	10,084,659	6,173,803
London Stock Exchange Group PLC	74,830	7,817,916
Melrose Industries PLC	1,355,674	2,194,428
Mondi PLC	67,916	1,316,633
National Grid PLC	231,472	3,555,338
Network International Holdings PLC (a) (c)	761,531	2,788,733

	Number of Shares	Value
Next PLC	60,537	$4,773,676
Persimmon PLC	78,022	2,194,469
Playtech PLC (c)	83,052	641,193
Prudential PLC	77,960	1,151,607
Rolls-Royce Holdings PLC (c)	2,167,583	2,849,933
Shell PLC	44,840	2,463,061
Shell PLC	234,314	6,430,456
Smith & Nephew PLC	267,035	4,256,430
Smiths Group PLC	152,970	2,899,675
Standard Chartered PLC	325,528	2,158,688
Taylor Wimpey PLC	984,772	1,680,409
THG PLC (c)	104,492	124,962
Unilever PLC	246,215	11,146,085
Unilever PLC	96,189	4,353,939
Vodafone Group PLC	2,198,460	3,606,941
Vodafone Group PLC Sponsored ADR	188,082	3,125,923
Whitbread PLC (c)	56,522	2,103,354
Wizz Air Holdings Plc (a) (c)	19,712	740,968
WPP PLC	531,782	6,959,021
		184,480,182
United States — 1.1%
Autoliv, Inc.	20,165	1,529,739
Broadcom, Inc.	9,297	5,854,135
Canva, Inc. (Acquired 8/16/21-11/4/21, Cost $652,842) (c) (d) (e) (f)	383	522,795
Coupang, Inc. (c)	52,477	927,793
Mastercard, Inc. Class A	7,899	2,822,945
MercadoLibre, Inc. (c)	1,426	1,696,199
Yum China Holdings, Inc.	113,200	4,702,328
Yum China Holdings, Inc.	6,150	268,831
		18,324,765

TOTAL COMMON STOCK (Cost $1,524,536,150)		1,641,461,471

PREFERRED STOCK — 0.5%
Brazil — 0.3%
Banco Bradesco SA 3.340%	450,520	2,102,594
Itau Unibanco Holding SA 0.550%	364,750	2,105,277
		4,207,871
Germany — 0.2%
Sartorius AG 0.130%	1,672	742,551
Volkswagen AG 2.560%	18,722	3,237,339
		3,979,890

The accompanying notes are an integral part of the financial statements.

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
United States — 0.0%
Canva, Inc., Series A , (Acquired 11/04/21, Cost $39,209) (c) (d) (e) (f)	23	$31,395

TOTAL PREFERRED STOCK (Cost $6,978,506)		8,219,156

TOTAL EQUITIES (Cost $1,531,514,656)		1,649,680,627

MUTUAL FUNDS — 1.8%
United States — 1.8%
State Street Navigator Securities Lending Government Money Market Portfolio (g)	30,782,733	30,782,733

TOTAL MUTUAL FUNDS (Cost $30,782,733)		30,782,733

RIGHTS — 0.0%
Russia — 0.0%
Moscow Exchange (c) (d) (e)	1,181,630	—
Moscow Exchange (c) (d) (e)	83,990	—
		—
TOTAL RIGHTS (Cost $2,619,126)		—

TOTAL LONG-TERM INVESTMENTS (Cost $1,564,916,515)		1,680,463,360

SHORT-TERM INVESTMENTS — 1.6%
Mutual Fund — 1.6%
T. Rowe Price Government Reserve Investment Fund	27,661,446	27,661,446

TOTAL SHORT-TERM INVESTMENTS (Cost $27,661,446)		27,661,446

TOTAL INVESTMENTS — 101.1% (Cost $1,592,577,961) (h)		1,708,124,806

Other Assets/(Liabilities) — (1.1)%		(18,397,576)

NET ASSETS — 100.0%		$1,689,727,230

Abbreviation Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2022, the aggregate market value of these securities amounted to $47,766,190 or 2.83% of net assets.

(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2022, was $50,498,966 or 2.99% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $22,767,531 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Non-income producing security.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2022, these securities amounted to a value of $992,715 or 0.06% of net assets.
(e)	Investment was valued using significant unobservable inputs.
(f)

Restricted security. Certain securities are restricted as to resale. At March 31, 2022, these securities amounted to a value of $992,715 or 0.06% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(g)	Represents investment of security lending cash collateral. (Note 2).
(h)	See Note 6 for aggregate cost for federal tax purposes.

Sector weightings, as a percentage of net assets, is as follows:

Financial	23.5%
Consumer, Non-cyclical	20.9%
Industrial	11.1%
Technology	10.7%
Consumer, Cyclical	10.5%
Communications	9.5%
Basic Materials	5.9%
Energy	3.2%
Utilities	2.3%
Mutual Funds	1.8%
Diversified	0.1%
Total Long-Term Investments	99.5%
Short-Term Investments and Other Assets and Liabilities	0.5%
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

OTC Options Written

Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
Erste Group Bank AG	Goldman Sachs International*	6/17/22	48.00	71	EUR	340,800	$(602)	$(7,951)	$7,349
Erste Group Bank AG	Goldman Sachs International*	6/17/22	48.00	15	EUR	72,000	(127)	(1,877)	1,750
London Stock Exchange Group	Goldman Sachs International*	6/17/22	83.00	3	GBP	24,900	(7,866)	(7,843)	(23)
							$(8,595)	$(17,671)	$9,076

*	Contracts are subject to a master netting agreement or similar agreement.

Currency Legend

EUR	Euro
GBP	British Pound

The accompanying notes are an integral part of the financial statements.

[THIS PAGE INTENTIONALLY LEFT BLANK]

MassMutual Select Funds – Financial Statements
Statements of Assets and Liabilities March 31, 2022 (Unaudited)

	MassMutual Total Return Bond Fund	MassMutual Strategic Bond Fund
Assets:
Investments, at value (Note 2) (a)	$989,269,668	$365,249,554
Repurchase agreements, at value (Note 2) (b)	17,164,564	13,932,842
Other short-term investments, at value (Note 2) (c)	67,402,913	141,092,450
Total investments (d)	1,073,837,145	520,274,846
Cash	2,228,385	1,089,110
Foreign currency, at value (e)	—	1,590,166
Receivables from:
Investments sold
Regular delivery	10,113,643	5,563,497
Delayed delivery	133,405,574	2,426,125
Open forward contracts (Note 2)	—	653,603
Fund shares sold	6,938,776	77,788
Collateral pledged for open futures contracts (Note 2)	3,975,000	1,203,442
Collateral pledged for open swap agreements (Note 2)	1,346,421	4,216,820
Collateral pledged for when-issued (Note 2)	596,000	—
Variation margin on open derivative instruments (Note 2)	—	1,678,049
Interest and dividends	3,466,181	2,809,386
Interest tax reclaim	13,624	1,018
Foreign taxes withheld	—	—
Prepaid expenses	50,087	65,966
Total assets	1,235,970,836	541,649,816
Liabilities:
Payables for:
Investments purchased
Regular delivery	9,581,626	3,946,230
Delayed delivery	318,582,745	16,771,418
Closed swap agreements, at value	—	180,610
Written options outstanding, at value (Note 2) (f)	2,985,770	563,481
Open forward contracts (Note 2)	—	1,590,306
Foreign currency overdraft	75	—
Fund shares repurchased	4,575,514	4,445,884
Payable for premium on purchased options	331,705	29,444
Collateral held for securities on loan (Note 2) (g)	73,382,484	2,385,545
Trustees’ fees and expenses (Note 3)	125,458	43,027
Variation margin on open derivative instruments (Note 2)	157,470	—
Affiliates (Note 3):
Administration fees	71,184	119,533
Investment advisory fees	207,567	166,183
Service fees	62,405	34,002
Distribution fees	12,462	4,165
Accrued expense and other liabilities	105,939	126,475
Total liabilities	410,182,404	30,406,303
Net assets	$825,788,432	$511,243,513
Net assets consist of:
Paid-in capital	$871,856,226	$542,026,719
Accumulated Gain (Loss)	(46,067,794)	(30,783,206)
Net assets	$825,788,432	$511,243,513

(a)	Cost of investments:	$1,010,863,880	$386,837,895
(b)	Cost of repurchase agreements:	$17,164,564	$13,932,842
(c)	Cost of other short-term investments:	$67,469,342	$140,953,211
(d)	Securities on loan with market value of:	$75,235,456	$2,583,825
(e)	Cost of foreign currency:	$—	$1,593,574
(f)	Premiums on written options:	$1,595,876	$519,036
(g)	Non-cash collateral is not included.

The accompanying notes are an integral part of the financial statements.

MassMutual Diversified Value Fund	MassMutual Fundamental Value Fund	MM S&P 500 Index Fund	MassMutual Equity Opportunities Fund	MassMutual Fundamental Growth Fund

$382,661,654	$576,384,065	$3,249,998,976	$740,398,230	$44,581,286
5,510,160	9,111,264	13,764,122	8,133,590	387,596
104	—	7,355,517	156	—
388,171,918	585,495,329	3,271,118,615	748,531,976	44,968,882
—	14,645	—	—	—
—	288,761	—	38	—

5,933,227	1,257,623	—	3,064,370	157,999
—	—	—	—	—
—	—	—	—	—
146,719	212,082	1,260,429	129,399	11,113
—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
566,717	805,637	2,084,242	998,276	30,119
—	—	—	—	—
8,915	82,264	—	75,025	—
58,588	59,943	67,342	57,474	64,895
394,886,084	588,216,284	3,274,530,628	752,856,558	45,233,008

7,592,740	227,803	—	2,611,372	197,175
—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
1,714,582	1,673,617	12,045,145	1,924,654	288,954
—	—	—	—	—
5,922,805	—	264,754	8,783,482	231,250
111,795	148,540	362,634	95,213	12,715
—	—	557,813	—	—

36,225	49,906	405,750	62,475	19,762
159,537	295,350	260,446	426,381	23,861
25,501	26,290	455,778	39,075	8,137
645	1,050	167,595	2,334	858
44,597	75,260	214,695	70,856	55,173
15,608,427	2,497,816	14,734,610	14,015,842	837,885
$379,277,657	$585,718,468	$3,259,796,018	$738,840,716	$44,395,123

$280,326,543	$412,576,234	$1,342,251,891	$528,450,254	$41,658,453
98,951,114	173,142,234	1,917,544,127	210,390,462	2,736,670
$379,277,657	$585,718,468	$3,259,796,018	$738,840,716	$44,395,123

$297,315,052	$436,286,057	$1,583,895,786	$578,576,323	$43,569,992
$5,510,160	$9,111,264	$13,764,122	$8,133,590	$387,596
$104	$—	$7,359,292	$156	$—
$8,231,182	$2,987,918	$4,942,851	$8,480,626	$1,408,452
$—	$286,364	$—	$39	$—
$—	$—	$—	$—	$—

The accompanying notes are an integral part of the financial statements.

MassMutual Select Funds – Financial Statements (Continued)
Statements of Assets and Liabilities March 31, 2022 (Unaudited)

	MassMutual Total Return Bond Fund	MassMutual Strategic Bond Fund
Class I shares:
Net assets	$627,780,736	$332,302,516
Shares outstanding (a)	66,748,528	34,631,725
Net asset value, offering price and redemption price per share	$9.41	$9.60
Class R5 shares:
Net assets	$31,473,605	$64,929,739
Shares outstanding (a)	3,350,845	6,760,542
Net asset value, offering price and redemption price per share	$9.39	$9.60
Service Class shares:
Net assets	$57,758,114	$39,455,831
Shares outstanding (a)	6,119,483	4,108,351
Net asset value, offering price and redemption price per share	$9.44	$9.60
Administrative Class shares:
Net assets	$13,395,567	$23,876,180
Shares outstanding (a)	1,426,498	2,490,318
Net asset value, offering price and redemption price per share	$9.39	$9.59
Class A shares:
Net assets	$11,507,054	$18,397,892
Shares outstanding (a)	1,230,683	1,919,374
Net asset value, and redemption price per share	$9.35	$9.59
Offering price per share (100/[100-maximum sales charge] of net asset value)	$9.77	$10.02
Class R4 shares:
Net assets	$64,855,939	$26,078,768
Shares outstanding (a)	6,851,137	2,738,401
Net asset value, offering price and redemption price per share	$9.47	$9.52
Class R3 shares:
Net assets	$19,017,417	$6,202,587
Shares outstanding (a)	2,026,926	655,645
Net asset value, offering price and redemption price per share	$9.38	$9.46

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

MassMutual Diversified Value Fund	MassMutual Fundamental Value Fund	MM S&P 500 Index Fund	MassMutual Equity Opportunities Fund	MassMutual Fundamental Growth Fund

$241,340,711	$365,738,818	$1,402,746,895	$436,652,518	$10,584,414
18,635,186	36,185,277	70,217,510	22,318,748	2,667,299
$12.95	$10.11	$19.98	$19.56	$3.97

$60,926,714	$104,891,861	$471,048,847	$150,669,063	$8,593,840
4,689,618	10,284,200	23,452,573	7,655,772	2,146,066
$12.99	$10.20	$20.09	$19.68	$4.00

$15,543,732	$32,362,329	$358,964,941	$46,241,411	$5,558,949
1,196,098	3,193,840	17,813,610	2,417,799	1,508,454
$13.00	$10.13	$20.15	$19.13	$3.69

$20,496,755	$41,605,857	$302,470,558	$43,481,733	$6,519,370
1,562,570	4,058,964	15,438,045	2,320,975	1,957,359
$13.12	$10.25	$19.59	$18.73	$3.33

$27,394,253	$29,321,811	$20,276,574	$48,883,587	$10,597,939
2,111,391	2,912,436	1,064,033	2,799,399	3,981,246
$12.97	$10.07	$19.06	$17.46	$2.66
$13.72	$10.66	$20.17	$18.48	$2.81

$12,504,528	$10,327,146	$435,812,593	$9,185,901	$1,359,370
982,578	1,051,864	22,665,442	539,563	534,569
$12.73	$9.82	$19.23	$17.02	$2.54

$1,070,964	$1,470,646	$268,475,610	$3,726,503	$1,181,241
83,106	150,528	14,582,040	240,140	681,970
$12.89	$9.77	$18.41	$15.52	$1.73

The accompanying notes are an integral part of the financial statements.

MassMutual Select Funds – Financial Statements (Continued)
Statements of Assets and Liabilities March 31, 2022 (Unaudited)

	MassMutual Blue Chip Growth Fund	MassMutual Growth Opportunities Fund
Assets:
Investments, at value (Note 2) (a)	$3,704,115,398	$365,714,344
Repurchase agreements, at value (Note 2) (b)	24,331,806	10,821,174
Other short-term investments, at value (Note 2) (c)	100	—
Total investments (d)	3,728,447,304	376,535,518
Cash	—	—
Foreign currency, at value (e)	—	—
Receivables from:
Investments sold
Regular delivery	—	113,153
Open forward contracts (Note 2)	—	—
Fund shares sold	1,124,102	82,558
Investment adviser (Note 3)	—	—
Interest and dividends	962,147	40,036
Foreign taxes withheld	2,309,127	10,968
Prepaid expenses	73,910	55,705
Total assets	3,732,916,590	376,837,938
Liabilities:
Payables for:
Investments purchased
Regular delivery	348,561	1,595,903
Open forward contracts (Note 2)	—	—
Foreign currency overdraft	—	—
Fund shares repurchased	7,305,343	1,211,566
Collateral held for securities on loan (Note 2) (f)	3,359,023	—
Trustees’ fees and expenses (Note 3)	209,375	81,237
Variation margin on open derivative instruments (Note 2)	—	—
Affiliates (Note 3):
Administration fees	247,747	36,922
Investment advisory fees	1,847,439	213,923
Service fees	171,699	20,253
Distribution fees	28,817	1,350
Due to custodian	—	—
Accrued expense and other liabilities	284,102	55,016
Total liabilities	13,802,106	3,216,170
Net assets	$3,719,114,484	$373,621,768
Net assets consist of:
Paid-in capital	$2,051,824,669	$272,319,742
Accumulated Gain (Loss)	1,667,289,815	101,302,026
Net assets	$3,719,114,484	$373,621,768

(a)	Cost of investments:	$2,239,981,538	$291,639,460
(b)	Cost of repurchase agreements:	$24,331,806	$10,821,174
(c)	Cost of other short-term investments:	$100	$—
(d)	Securities on loan with market value of:	$21,556,672	$12,580,377
(e)	Cost of foreign currency:	$—	$—
(f)	Non-cash collateral is not included.

The accompanying notes are an integral part of the financial statements.

MassMutual Mid Cap Value Fund	MassMutual Small Cap Value Equity Fund	MassMutual Small Company Value Fund	MM S&P Mid Cap Index Fund	MM Russell 2000 Small Cap Index Fund

$121,570,142	$58,412,197	$270,379,699	$380,205,359	$223,964,916
991,751	1,042,125	411,309	3,735,348	4,820,385
—	—	—	928,803	1,153,513
122,561,893	59,454,322	270,791,008	384,869,510	229,938,814
2,176,158	58,661	—	—	3,462
—	71	—	—	—

644,202	1,107,151	3,304,945	—	108,018
8,321	—	44	—	—
54,579	5,289	43,896	258,697	114,213
33,431	—	19,541	—	—
161,121	47,820	268,188	395,331	222,302
1,926	—	—	—	—
52,504	63,762	59,942	51,292	51,528
125,694,135	60,737,076	274,487,564	385,574,830	230,438,337

692,896	522,390	1,674,188	70,477	40,181
6,089	—	3,146	—	—
38	—	—	—	—
697,658	688,817	589,949	2,040,756	2,230,637
806,009	69,116	4,173,181	3,004,853	4,779,733
16,005	16,740	52,906	42,135	30,712
—	—	—	68,667	105,678

13,779	17,381	27,584	76,089	54,323
72,282	39,336	196,326	34,264	20,507
1,208	4,887	9,307	128,003	68,749
82	457	247	66,848	30,426
—	—	21,565	—	—
55,993	41,243	63,152	57,937	95,620
2,362,039	1,400,367	6,811,551	5,590,029	7,456,566
$123,332,096	$59,336,709	$267,676,013	$379,984,801	$222,981,771

$110,449,051	$43,249,802	$219,638,252	$263,560,580	$185,223,895
12,883,045	16,086,907	48,037,761	116,424,221	37,757,876
$123,332,096	$59,336,709	$267,676,013	$379,984,801	$222,981,771

$113,344,295	$45,104,601	$239,373,318	$293,264,146	$200,034,194
$991,751	$1,042,125	$411,309	$3,735,348	$4,820,385
$—	$—	$—	$929,280	$1,154,105
$2,026,852	$441,503	$7,090,593	$8,926,124	$13,157,620
$—	$71	$—	$—	$—

The accompanying notes are an integral part of the financial statements.

MassMutual Select Funds – Financial Statements (Continued)
Statements of Assets and Liabilities March 31, 2022 (Unaudited)

	MassMutual Blue Chip Growth Fund	MassMutual Growth Opportunities Fund
Class I shares:
Net assets	$2,513,379,200	$234,162,054
Shares outstanding (a)	97,113,378	34,060,075
Net asset value, offering price and redemption price per share	$25.88	$6.87
Class R5 shares:
Net assets	$501,131,982	$54,680,331
Shares outstanding (a)	19,444,098	8,251,710
Net asset value, offering price and redemption price per share	$25.77	$6.63
Service Class shares:
Net assets	$182,553,487	$22,277,062
Shares outstanding (a)	7,186,937	3,689,850
Net asset value, offering price and redemption price per share	$25.40	$6.04
Administrative Class shares:
Net assets	$251,930,912	$33,690,798
Shares outstanding (a)	10,148,432	6,355,499
Net asset value, offering price and redemption price per share	$24.82	$5.30
Class A shares:
Net assets	$117,676,845	$24,510,832
Shares outstanding (a)	5,084,812	6,262,911
Net asset value, and redemption price per share	$23.14	$3.91
Offering price per share (100/[100-maximum sales charge] of net asset value)	$24.49	$4.14
Class R4 shares:
Net assets	$107,258,281	$2,201,085
Shares outstanding (a)	4,632,192	544,292
Net asset value, offering price and redemption price per share	$23.15	$4.04
Class R3 shares:
Net assets	$45,183,777	$2,099,606
Shares outstanding (a)	2,174,199	820,963
Net asset value, offering price and redemption price per share	$20.78	$2.56

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

MassMutual Mid Cap Value Fund	MassMutual Small Cap Value Equity Fund	MassMutual Small Company Value Fund	MM S&P Mid Cap Index Fund	MM Russell 2000 Small Cap Index Fund

$119,203,730	$36,654,089	$172,194,487	$107,927,057	$78,801,231
9,434,645	3,465,933	15,648,952	6,846,796	6,293,544
$12.63	$10.58	$11.00	$15.76	$12.52

$950,314	$9,168,196	$58,760,501	$34,279,880	$17,596,520
74,103	865,487	5,292,855	2,182,730	1,405,994
$12.82	$10.59	$11.10	$15.71	$12.52

$272,915	$3,023,805	$8,801,236	$19,944,774	$10,356,298
21,492	284,040	798,760	1,277,446	835,947
$12.70	$10.65	$11.02	$15.61	$12.39

$1,004,962	$2,659,360	$13,054,890	$33,455,790	$23,598,852
77,015	253,433	1,218,668	2,139,729	1,895,998
$13.05	$10.49	$10.71	$15.64	$12.45

$1,474,260	$5,580,126	$13,652,330	$24,343,841	$14,350,490
115,361	546,692	1,345,221	1,558,541	1,161,969
$12.78	$10.21	$10.15	$15.62	$12.35
$13.52	$10.80	$10.74	$16.53	$13.07

$292,549	$1,459,396	$802,686	$66,175,595	$36,068,529
23,281	144,038	80,508	4,271,235	2,941,838
$12.57	$10.13	$9.97	$15.49	$12.26

$133,366	$791,737	$409,883	$93,857,864	$42,209,851
10,635	79,598	45,322	6,089,989	3,465,072
$12.54	$9.95	$9.04	$15.41	$12.18

The accompanying notes are an integral part of the financial statements.

MassMutual Select Funds – Financial Statements (Continued)
Statements of Assets and Liabilities March 31, 2022 (Unaudited)

	MassMutual Mid Cap Growth Fund	MassMutual Small Cap Growth Equity Fund
Assets:
Investments, at value (Note 2) (a)	$6,907,797,876	$664,129,211
Repurchase agreements, at value (Note 2) (b)	113,375,556	26,127,308
Other short-term investments, at value (Note 2) (c)	103,919,119	—
Total investments (d)	7,125,092,551	690,256,519
Cash	—	1,985
Foreign currency, at value (e)	—	12
Receivables from:
Investments sold
Regular delivery	18,703,142	3,220,223
Open forward contracts (Note 2)	—	—
Fund shares sold	13,667,998	492,117
Investment adviser (Note 3)	—	—
Variation margin on open derivative instruments (Note 2)	—	—
Interest and dividends	1,062,971	378,710
Foreign taxes withheld	4,605	—
Prepaid expenses	79,837	59,436
Total assets	7,158,611,104	694,409,002
Liabilities:
Payables for:
Investments purchased
Regular delivery	3,238,615	7,241,957
Written options outstanding, at value (Note 2) (f)	—	—
Open forward contracts (Note 2)	—	—
Fund shares repurchased	18,012,887	779,638
Collateral held for securities on loan (Note 2) (g)	78,709,887	9,746,224
Trustees’ fees and expenses (Note 3)	434,060	86,996
Affiliates (Note 3):
Administration fees	358,959	46,925
Investment advisory fees	4,013,314	450,052
Service fees	154,167	28,283
Distribution fees	16,326	2,760
Accrued expense and other liabilities	496,660	112,801
Total liabilities	105,434,875	18,495,636
Net assets	$7,053,176,229	$675,913,366
Net assets consist of:
Paid-in capital	$4,870,415,068	$604,053,261
Accumulated Gain (Loss)	2,182,761,161	71,860,105
Net assets	$7,053,176,229	$675,913,366

(a)	Cost of investments:	$5,274,444,087	$592,217,730
(b)	Cost of repurchase agreements:	$113,375,556	$26,127,308
(c)	Cost of other short-term investments:	$103,919,119	$—
(d)	Securities on loan with market value of:	$186,660,265	$47,150,923
(e)	Cost of foreign currency:	$—	$12
(f)	Premiums on written options:	$—	$—
(g)	Non-cash collateral is not included.

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund	MassMutual Overseas Fund	MassMutual Select T. Rowe Price International Equity Fund

$159,919,464	$556,800,272	$1,680,463,360
1,384,605	5,928,463	—
—	—	27,661,446
161,304,069	562,728,735	1,708,124,806
—	—	1,126,819
547,636	372,378	2,915,852

—	2,155,592	2,651,823
39,356	9,915	—
132,710	658,377	567,501
—	49,483	113,052
1,011,036	—	—
771,558	1,079,536	6,070,743
707,423	2,984,533	2,877,144
51,092	56,101	17,626
164,564,880	570,094,650	1,724,465,366

—	312,411	2,790,671
—	—	8,595
83,132	824	—
1,165,798	5,273,627	23,613
3,942,809	6,467,478	30,782,733
33,850	85,110	35,435

43,760	55,657	21,899
14,378	383,810	—
44,092	29,937	—
19,370	4,151	—
161,223	554,433	1,075,190
5,508,412	13,167,438	34,738,136
$159,056,468	$556,927,212	$1,689,727,230

$136,890,161	$475,412,031	$1,598,202,069
22,166,307	81,515,181	91,525,161
$159,056,468	$556,927,212	$1,689,727,230

$138,139,818	$482,707,202	$1,564,916,515
$1,384,605	$5,928,463	$—
$—	$—	$27,661,446
$6,563,881	$11,511,986	$50,498,966
$545,318	$373,946	$2,020,569
$—	$—	$17,671

The accompanying notes are an integral part of the financial statements.

MassMutual Select Funds – Financial Statements (Continued)
Statements of Assets and Liabilities March 31, 2022 (Unaudited)

	MassMutual Mid Cap Growth Fund	MassMutual Small Cap Growth Equity Fund
Class I shares:
Net assets	$5,148,114,023	$464,710,585
Shares outstanding (a)	220,647,565	31,060,218
Net asset value, offering price and redemption price per share	$23.33	$14.96
Class R5 shares:
Net assets	$1,252,367,842	$112,898,162
Shares outstanding (a)	54,629,452	7,749,504
Net asset value, offering price and redemption price per share	$22.92	$14.57
Service Class shares:
Net assets	$227,275,961	$29,052,273
Shares outstanding (a)	10,327,129	2,215,219
Net asset value, offering price and redemption price per share	$22.01	$13.11
Administrative Class shares:
Net assets	$191,712,673	$25,178,311
Shares outstanding (a)	9,369,228	2,175,647
Net asset value, offering price and redemption price per share	$20.46	$11.57
Class A shares:
Net assets	$125,046,353	$24,850,975
Shares outstanding (a)	7,003,890	2,777,723
Net asset value, and redemption price per share	$17.85	$8.95
Offering price per share (100/[100-maximum sales charge] of net asset value)	$18.89	$9.47
Class R4 shares:
Net assets	$82,762,305	$14,818,732
Shares outstanding (a)	4,566,822	1,626,720
Net asset value, offering price and redemption price per share	$18.12	$9.11
Class R3 shares:
Net assets	$25,897,072	$4,404,328
Shares outstanding (a)	1,667,585	675,071
Net asset value, offering price and redemption price per share	$15.53	$6.52

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund	MassMutual Overseas Fund	MassMutual Select T. Rowe Price International Equity Fund

$60,876,171	$329,588,189	$1,689,727,230
4,811,710	37,169,173	159,941,563
$12.65	$8.87	$10.56

$14,982,837	$121,573,143	$—
1,184,477	13,642,662	—
$12.65	$8.91	$—

$3,845,969	$43,033,975	$—
302,998	4,862,997	—
$12.69	$8.85	$—

$21,017,131	$17,230,589	$—
1,670,037	1,925,406	—
$12.58	$8.95	$—

$13,932,057	$19,102,220	$—
1,108,837	2,188,843	—
$12.56	$8.73	$—
$13.29	$9.24	$—

$19,553,380	$20,066,113	$—
1,566,955	2,364,624	—
$12.48	$8.49	$—

$24,848,923	$6,332,983	$—
1,999,473	736,753	—
$12.43	$8.60	$—

The accompanying notes are an integral part of the financial statements.

MassMutual Select Funds – Financial Statements (Continued)
Statements of Operations For the Six Months Ended March 31, 2022 (Unaudited)

	MassMutual Total Return Bond Fund	MassMutual Strategic Bond Fund
Investment income (Note 2):
Dividends (a)	$—	$—
Interest (b)	6,400,560	6,597,638
Securities lending net income	65,510	637
Other income	—	704
Total investment income	6,466,070	6,598,979
Expenses (Note 3):
Investment advisory fees	1,290,170	1,078,838
Custody fees	73,913	112,518
Audit fees	27,567	32,617
Legal fees	17,906	10,052
Proxy fees	527	527
Accounting & Administration fees	38,301	83,711
Shareholder reporting fees	21,524	17,796
Trustees’ fees	18,196	12,709
Registration and filing fees	50,643	48,895
Transfer agent fees	1,469	1,434
	1,540,216	1,399,097
Administration fees:
Class R5	17,495	36,991
Service Class	63,908	37,346
Administrative Class	26,829	55,682
Class A	17,211	34,248
Class R4	73,979	32,251
Class R3	21,106	8,278
Distribution and Service fees:
Class A	14,343	28,540
Class R4	92,474	40,314
Class R3	52,765	20,694
Total expenses	1,920,326	1,693,441
Expenses waived (Note 3):
Class I advisory fees waived	(95,531)	(86,940)
Class R5 advisory fees waived	(5,241)	(18,511)
Service Class advisory fees waived	(9,584)	(9,364)
Administrative Class advisory fees waived	(2,684)	(9,257)
Class A advisory fees waived	(1,722)	(5,702)
Class R4 advisory fees waived	(11,090)	(8,043)
Class R3 advisory fees waived	(3,164)	(2,057)
Net expenses:	1,791,310	1,553,567
Net investment income (loss)	4,674,760	5,045,412

The accompanying notes are an integral part of the financial statements.

MassMutual Diversified Value Fund	MassMutual Fundamental Value Fund	MM S&P 500 Index Fund	MassMutual Equity Opportunities Fund	MassMutual Fundamental Growth Fund

$4,717,240	$5,940,452	$24,768,782	$7,234,702	$138,493
—	—	4,964	—	—
1,337	5,203	1,649	1,842	838
—	—	—	—	—
4,718,577	5,945,655	24,775,395	7,236,544	139,331

966,127	1,798,560	1,640,707	2,658,812	160,106
19,821	24,785	94,858	27,818	16,678
23,911	23,815	25,048	24,406	24,869
4,037	6,075	35,768	7,965	626
527	527	527	527	527
15,284	15,632	36,962	17,411	14,040
12,408	17,356	60,516	16,116	11,753
9,280	13,661	67,901	15,369	1,321
49,204	50,245	53,243	50,850	49,679
1,471	1,470	1,469	1,469	1,468
1,102,070	1,952,126	2,016,999	2,820,743	281,067

33,771	56,306	244,344	80,135	4,930
15,841	31,845	463,898	47,785	6,070
32,105	71,221	618,623	77,459	10,801
41,300	48,715	38,673	78,339	17,484
12,774	9,945	597,974	9,053	1,493
1,093	1,694	349,861	3,591	1,490

34,417	40,595	27,623	65,282	14,570
15,967	12,432	597,974	11,316	1,866
2,732	4,234	699,723	8,978	3,725
1,292,070	2,229,113	5,655,692	3,202,681	343,496

—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
1,292,070	2,229,113	5,655,692	3,202,681	343,496
3,426,507	3,716,542	19,119,703	4,033,863	—

The accompanying notes are an integral part of the financial statements.

MassMutual Select Funds – Financial Statements (Continued)
Statements of Operations For the Six Months Ended March 31, 2022 (Unaudited)

	MassMutual Total Return Bond Fund	MassMutual Strategic Bond Fund
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	$(20,994,806)	$(387,256)
Futures contracts	(368,175)	(9,352,955)
Written options	(1,283,613)	986,509
Swap agreements	(456)	1,183,704
Foreign currency transactions	9,620	(117,344)
Forward contracts	23,730	284,950
Net realized gain (loss)	(22,613,700)	(7,402,392)
Net change in unrealized appreciation (depreciation) on:
Investment transactions	(32,129,177)	(29,300,994)*
Futures contracts	9,150	(3,176,262)
Written options	(1,336,517)	(78,244)
Swap agreements	(1,959,471)	663,945
Translation of assets and liabilities in foreign currencies	(489)	77,991
Forward contracts	—	(889,325)
Net change in unrealized appreciation (depreciation)	(35,416,504)	(32,702,889)
Net realized gain (loss) and change in unrealized appreciation (depreciation)	(58,030,204)	(40,105,281)
Net increase (decrease) in net assets resulting from operations	$(53,355,444)	$(35,059,869)

(a)	Net of foreign withholding tax of:	$—	$—
(b)	Net of foreign withholding tax of:	$—	$13,314
*	Net of net increase (decrease) in accrued foreign capital gains tax of:	$—	$4,077

The accompanying notes are an integral part of the financial statements.

MassMutual Diversified Value Fund	MassMutual Fundamental Value Fund	MM S&P 500 Index Fund	MassMutual Equity Opportunities Fund	MassMutual Fundamental Growth Fund

$17,593,353	$42,085,477	$296,704,849	$56,989,096	$2,567,395
—	—	(488,605)	—	—
—	—	—	—	—
—	—	—	—	—
(2,132)	2,303	—	(17,790)	2
—	—	—	—	—
17,591,221	42,087,780	296,216,244	56,971,306	2,567,397

12,330,788	6,998,141	(115,345,870)	7,441,064	(6,909,838)
—	—	2,165,531	—	—
—	—	—	—	—
—	—	—	—	—
972	2,692	—	2,708	—
—	—	—	—	—
12,331,760	7,000,833	(113,180,339)	7,443,772	(6,909,838)
29,922,981	49,088,613	183,035,905	64,415,078	(4,342,441)
$33,349,488	$52,805,155	$202,155,608	$68,448,941	$(4,546,606)

$28,953	$52,513	$4,913	$45,038	$197
$—	$—	$—	$—	$—
$—	$—	$—	$—	$—

The accompanying notes are an integral part of the financial statements.

MassMutual Select Funds – Financial Statements (Continued)
Statements of Operations For the Six Months Ended March 31, 2022 (Unaudited)

	MassMutual Blue Chip Growth Fund	MassMutual Growth Opportunities Fund
Investment income (Note 2):
Dividends (a)	$10,703,116	$416,385
Interest	7,536	548
Securities lending net income	6,048	21,871
Non cash income	—	—
Total investment income	10,716,700	438,804
Expenses (Note 3):
Investment advisory fees	12,342,083	1,574,953
Custody fees	142,614	18,729
Audit fees	25,046	24,017
Legal fees	45,450	5,284
Proxy fees	527	527
Accounting & Administration fees	40,705	14,245
Shareholder reporting fees	59,630	14,416
Trustees’ fees	80,322	10,635
Registration and filing fees	53,858	50,062
Transfer agent fees	1,468	1,468
	12,791,703	1,714,336
Administration fees:
Class R5	284,145	34,802
Service Class	200,673	26,147
Administrative Class	463,820	64,696
Class A	201,096	49,852
Class R4	120,189	2,476
Class R3	51,530	2,453
Distribution and Service fees:
Class A	167,580	41,544
Class R4	150,237	3,095
Class R3	128,826	6,133
Total expenses	14,559,799	1,945,534
Expenses waived (Note 3):
Class I fees reimbursed by adviser	—	—
Class R5 fees reimbursed by adviser	—	—
Service Class fees reimbursed by adviser	—	—
Administrative Class fees reimbursed by adviser	—	—
Class A fees reimbursed by adviser	—	—
Class R4 fees reimbursed by adviser	—	—
Class R3 fees reimbursed by adviser	—	—
Class I advisory fees waived	—	(26,709)
Class R5 advisory fees waived	—	(6,959)
Service Class advisory fees waived	—	(2,614)
Administrative Class advisory fees waived	—	(4,303)
Class A advisory fees waived	—	(3,323)
Class R4 advisory fees waived	—	(248)
Class R3 advisory fees waived	—	(246)
Net expenses:	14,559,799	1,901,132
Net investment income (loss)	(3,843,099)	(1,462,328)

The accompanying notes are an integral part of the financial statements.

MassMutual Mid Cap Value Fund	MassMutual Small Cap Value Equity Fund	MassMutual Small Company Value Fund	MM S&P Mid Cap Index Fund	MM Russell 2000 Small Cap Index Fund

$1,227,759	$399,419	$2,379,169	$2,212,367	$1,885,323
—	—	—	713	800
1,116	458	9,284	10,015	58,802
—	—	—	—	1,053
1,228,875	399,877	2,388,453	2,223,095	1,945,978

427,374	238,611	1,215,606	223,010	141,168
28,365	18,182	24,459	17,306	52,618
24,345	24,340	23,784	17,664	18,037
1,242	840	2,698	4,786	3,316
527	527	527	527	527
17,191	14,176	15,068	15,893	20,463
10,148	8,550	10,368	33,994	25,655
2,415	1,746	5,739	7,913	5,490
48,780	48,911	49,238	49,743	49,507
1,469	1,469	1,467	1,469	1,467
561,856	357,352	1,348,954	372,305	318,248

516	4,991	32,438	17,750	9,610
433	3,091	9,288	27,085	15,331
1,495	4,011	21,776	76,281	64,952
2,358	9,064	21,137	47,282	30,527
283	1,476	800	97,653	63,025
141	737	387	142,358	66,151

1,965	7,554	17,614	33,773	21,805
353	1,845	1,000	97,653	63,025
352	1,843	966	284,716	132,303
569,752	391,964	1,454,360	1,196,856	784,977

(182,553)	—	(75,931)	—	—
(1,599)	—	(26,898)	—	—
(664)	—	(3,901)	—	—
(1,542)	—	(5,941)	—	—
(2,415)	—	(5,878)	—	—
(441)	—	(336)	—	—
(218)	—	(164)	—	—
—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
380,320	391,964	1,335,311	1,196,856	784,977
848,555	7,913	1,053,142	1,026,239	1,161,001

The accompanying notes are an integral part of the financial statements.

MassMutual Select Funds – Financial Statements (Continued)
Statements of Operations For the Six Months Ended March 31, 2022 (Unaudited)

	MassMutual Blue Chip Growth Fund	MassMutual Growth Opportunities Fund
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	$274,954,643	$39,810,148
Futures contracts	—	—
Foreign currency transactions	(1,092)	40
Forward contracts	—	—
Net realized gain (loss)	274,953,551	39,810,188
Net change in unrealized appreciation (depreciation) on:
Investment transactions	(511,854,522)	(137,024,889)
Futures contracts	—	—
Translation of assets and liabilities in foreign currencies	—	27
Forward contracts	—	—
Net change in unrealized appreciation (depreciation)	(511,854,522)	(137,024,862)
Net realized gain (loss) and change in unrealized appreciation (depreciation)	(236,900,971)	(97,214,674)
Net increase (decrease) in net assets resulting from operations	$(240,744,070)	$(98,677,002)

(a)	Net of foreign withholding tax of:	$506,252	$3,695

The accompanying notes are an integral part of the financial statements.

MassMutual Mid Cap Value Fund	MassMutual Small Cap Value Equity Fund	MassMutual Small Company Value Fund	MM S&P Mid Cap Index Fund	MM Russell 2000 Small Cap Index Fund

$6,480,079	$6,542,763	$19,696,915	$36,661,607	$19,716,196
—	—	—	70,029	(278,225)
(656)	16	—	—	—
150,360	—	56,505	—	—
6,629,783	6,542,779	19,753,420	36,731,636	19,437,971

2,480,848	(3,450,021)	(19,776,909)	(26,163,709)	(37,142,077)
—	—	—	252,064	34,896
(105)	7	—	—	(1)
(36,189)	—	(9,428)	—	—
2,444,554	(3,450,014)	(19,786,337)	(25,911,645)	(37,107,182)
9,074,337	3,092,765	(32,917)	10,819,991	(17,669,211)
$9,922,892	$3,100,678	$1,020,225	$11,846,230	$(16,508,210)

$3,749	$1,094	$1,756	$—	$1,874

The accompanying notes are an integral part of the financial statements.

MassMutual Select Funds – Financial Statements (Continued)
Statements of Operations For the Six Months Ended March 31, 2022 (Unaudited)

	MassMutual Mid Cap Growth Fund	MassMutual Small Cap Growth Equity Fund
Investment income (Note 2):
Dividends (a)	$16,943,811	$2,763,271
Interest	47,962	—
Securities lending net income	151,482	64,169
Non cash income	—	—
Total investment income	17,143,255	2,827,440
Expenses (Note 3):
Investment advisory fees	28,032,476	2,920,581
Custody fees	246,602	40,670
Audit fees	25,202	25,470
Legal fees	96,139	7,639
Proxy fees	527	527
Accounting & Administration fees	79,048	17,238
Shareholder reporting fees	277,191	58,643
Trustees’ fees	169,611	14,662
Registration and filing fees	61,367	51,387
Transfer agent fees	1,469	1,470
	28,989,632	3,138,287
Administration fees:
Class R5	740,711	69,686
Service Class	280,768	32,565
Administrative Class	330,012	41,864
Class A	219,964	43,726
Class R4	116,802	16,313
Class R3	28,969	4,774
Distribution and Service fees:
Class A	183,303	36,439
Class R4	146,003	20,392
Class R3	72,422	11,934
Total expenses	31,108,586	3,415,980
Expenses waived (Note 3):
Class I fees reimbursed by adviser	—	—
Class R5 fees reimbursed by adviser	—	—
Service Class fees reimbursed by adviser	—	—
Administrative Class fees reimbursed by adviser	—	—
Class A fees reimbursed by adviser	—	—
Class R4 fees reimbursed by adviser	—	—
Class R3 fees reimbursed by adviser	—	—
Class I advisory fees waived	(7,133)	—
Class R5 advisory fees waived	(1,753)	—
Service Class advisory fees waived	(318)	—
Administrative Class advisory fees waived	(266)	—
Class A advisory fees waived	(174)	—
Class R4 advisory fees waived	(115)	—
Class R3 advisory fees waived	(36)	—
Net expenses:	31,098,791	3,415,980
Net investment income (loss)	(13,955,536)	(588,540)

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund	MassMutual Overseas Fund	MassMutual Select T. Rowe Price International Equity Fund

$1,930,623	$3,925,754	$15,823,221
—	2,698	13,853
15,854	41,954	97,798
179,791	1,328,018	2,098,012
2,126,268	5,298,424	18,032,884

94,693	2,558,556	—
68,231	132,372	454,858
19,333	33,822	43,454
2,112	7,106	17,147
527	527	527
21,402	23,224	21,531
23,665	15,692	31,347
3,573	13,648	29,069
49,343	50,451	13,113
1,469	1,471	1,469
284,348	2,836,869	612,515

8,043	71,844	—
5,062	45,580	—
43,049	28,711	—
26,167	33,357	—
34,642	21,229	—
40,455	6,853	—

18,691	27,797	—
34,642	26,536	—
80,910	17,132	—
576,009	3,115,908	612,515

—	(186,038)	(612,515)
—	(68,606)	—
—	(22,144)	—
—	(9,311)	—
—	(10,720)	—
—	(10,140)	—
—	(3,335)	—
—	—	—
—	—	—
—	—	—
—	—	—
—	—	—
—	—	—
—	—	—
576,009	2,805,614	—
1,550,259	2,492,810	18,032,884

The accompanying notes are an integral part of the financial statements.

MassMutual Select Funds – Financial Statements (Continued)
Statements of Operations For the Six Months Ended March 31, 2022 (Unaudited)

	MassMutual Mid Cap Growth Fund	MassMutual Small Cap Growth Equity Fund
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	$673,079,271	$13,398,836
Futures contracts	—	—
Foreign currency transactions	1,129	—
Forward contracts	—	—
Net realized gain (loss)	673,080,400	13,398,836
Net change in unrealized appreciation (depreciation) on:
Investment transactions	(1,285,247,218)	(73,316,439)
Futures contracts	—	—
Written options	—	—
Translation of assets and liabilities in foreign currencies	—	—
Forward contracts	—	—
Net change in unrealized appreciation (depreciation)	(1,285,247,218)	(73,316,439)
Net realized gain (loss) and change in unrealized appreciation (depreciation)	(612,166,818)	(59,917,603)
Net increase (decrease) in net assets resulting from operations	$(626,122,354)	$(60,506,143)

(a)	Net of foreign withholding tax of:	$42,763	$2,016
*	Net of net increase (decrease) in accrued foreign capital gains tax of:	$—	$—

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund	MassMutual Overseas Fund	MassMutual Select T. Rowe Price International Equity Fund

$7,810,891	$31,817,647	$6,607,143
7,354	—	—
(17,322)	619	(411,193)
(160,343)	105,441	—
7,640,580	31,923,707	6,195,950

(16,652,825)	(56,000,963)*	(132,721,287)*
81,155	—	—
—	—	9,076
8,868	(41,974)	229,803
(11,149)	(121,201)	—
(16,573,951)	(56,164,138)	(132,482,408)
(8,933,371)	(24,240,431)	(126,286,458)
$(7,383,112)	$(21,747,621)	$(108,253,574)

$193,784	$527,979	$1,974,382
$—	$315,206	$908,920

The accompanying notes are an integral part of the financial statements.

MassMutual Select Funds – Financial Statements (Continued)
Statements of Changes in Net Assets

	MassMutual Total Return Bond Fund
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$4,674,760	$13,180,083
Net realized gain (loss)	(22,613,700)	4,466,855
Net change in unrealized appreciation (depreciation)	(35,416,504)	(16,898,443)
Net increase (decrease) in net assets resulting from operations	(53,355,444)	748,495
Distributions to shareholders (Note 2):
Class I	(12,175,679)	(36,195,787)
Class R5	(629,319)	(2,183,127)
Service Class	(1,020,606)	(4,814,337)
Administrative Class	(271,077)	(1,077,493)
Class A	(151,047)	(595,039)
Class R4	(1,037,468)	(5,283,413)
Class R3	(234,819)	(1,444,165)
Total distributions	(15,520,015)	(51,593,361)
Net fund share transactions (Note 5):
Class I	1,640,380	96,163,136
Class R5	(5,659,185)	3,833,656
Service Class	(8,258,423)	(17,605,651)
Administrative Class	(4,600,692)	(175,722)
Class A	756,511	968,248
Class R4	(9,463,577)	(16,602,248)
Class R3	(1,768,618)	(3,848,267)
Increase (decrease) in net assets from fund share transactions	(27,353,604)	62,733,152
Total increase (decrease) in net assets	(96,229,063)	11,888,286
Net assets
Beginning of period	922,017,495	910,129,209
End of period	$825,788,432	$922,017,495

The accompanying notes are an integral part of the financial statements.

MassMutual Strategic Bond Fund		MassMutual Diversified Value Fund
Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021

$5,045,412	$15,753,495	$3,426,507	$6,805,227
(7,402,392)	20,775,833	17,591,221	43,114,317
(32,702,889)	(24,654,966)	12,331,760	76,405,646
(35,059,869)	11,874,362	33,349,488	126,325,190

(20,295,777)	(23,040,523)	(28,645,872)	(4,826,890)
(4,546,406)	(4,697,559)	(8,493,887)	(1,427,247)
(2,619,511)	(1,923,985)	(1,877,787)	(310,576)
(1,912,369)	(3,735,392)	(2,424,318)	(339,296)
(1,094,081)	(3,173,070)	(3,138,699)	(504,355)
(1,635,600)	(2,384,840)	(1,549,573)	(199,786)
(396,988)	(702,974)	(130,528)	(24,615)
(32,500,732)	(39,658,343)	(46,260,664)	(7,632,765)

(26,605,247)	(7,328,067)	19,287,534	(41,004,875)
(8,968,353)	(3,524,026)	(7,142,844)	(13,881,575)
15,933,511	(7,247,620)	899,908	(3,425,423)
(22,910,036)	(16,752,042)	(174,230)	(637,603)
(9,172,621)	(27,857,171)	1,389,465	(10,390,898)
(11,845,486)	(6,478,544)	375,092	(871,873)
(4,454,174)	(3,711,171)	23,856	(900,942)
(68,022,406)	(72,898,641)	14,658,781	(71,113,189)
(135,583,007)	(100,682,622)	1,747,605	47,579,236

646,826,520	747,509,142	377,530,052	329,950,816
$511,243,513	$646,826,520	$379,277,657	$377,530,052

The accompanying notes are an integral part of the financial statements.

MassMutual Select Funds – Financial Statements (Continued)
Statements of Changes in Net Assets

	MassMutual Fundamental Value Fund
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$3,716,542	$6,635,888
Net realized gain (loss)	42,087,780	74,837,269
Net change in unrealized appreciation (depreciation)	7,000,833	123,978,956
Net increase (decrease) in net assets resulting from operations	52,805,155	205,452,113
Distributions to shareholders (Note 2):
Class I	(42,679,245)	(5,157,291)
Class R5	(13,424,402)	(2,353,725)
Service Class	(3,658,666)	(360,826)
Administrative Class	(5,544,501)	(834,960)
Class A	(3,738,569)	(375,447)
Class R4	(1,143,866)	(115,118)
Class R3	(189,183)	(10,379)
Total distributions	(70,378,432)	(9,207,746)
Net fund share transactions (Note 5):
Class I	23,115,843	(19,247,814)
Class R5	(4,009,849)	(69,565,446)
Service Class	3,399,960	279,092
Administrative Class	(4,691,967)	(28,849,743)
Class A	(3,280,092)	(12,884,956)
Class R4	1,299,386	(1,209,026)
Class R3	(156,370)	332,463
Increase (decrease) in net assets from fund share transactions	15,676,911	(131,145,430)
Total increase (decrease) in net assets	(1,896,366)	65,098,937
Net assets
Beginning of period	587,614,834	522,515,897
End of period	$585,718,468	$587,614,834

The accompanying notes are an integral part of the financial statements.

MM S&P 500 Index Fund		MassMutual Equity Opportunities Fund
Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021

$19,119,703	$39,543,942	$4,033,863	$8,893,421
296,216,244	428,951,911	56,971,306	82,440,199
(113,180,339)	412,353,799	7,443,772	82,435,725
202,155,608	880,849,652	68,448,941	173,769,345

(184,016,801)	(184,594,221)	(51,816,002)	(29,303,320)
(60,703,846)	(62,427,564)	(19,138,493)	(11,320,812)
(45,847,810)	(56,637,356)	(5,530,550)	(3,060,907)
(43,469,722)	(56,802,753)	(6,343,270)	(3,107,276)
(2,886,746)	(3,735,318)	(6,388,911)	(4,112,745)
(59,838,315)	(81,258,599)	(1,104,425)	(641,099)
(36,541,127)	(33,665,725)	(456,521)	(280,015)
(433,304,367)	(479,121,536)	(90,778,172)	(51,826,174)

2,653,976	119,039,680	16,370,740	(38,652,063)
33,501,691	292,712	(10,377,660)	(18,198,761)
12,473,475	(55,563,343)	612,599	(8,411,791)
(43,037,688)	(46,621,732)	(6,265,538)	(1,296,344)
(4,172,732)	(1,424,408)	(2,400,704)	(11,829,692)
(27,615,362)	(128,706,061)	798,983	(1,300,240)
18,772,225	29,862,549	650,229	(689,241)
(7,424,415)	(83,120,603)	(611,351)	(80,378,132)
(238,573,174)	318,607,513	(22,940,582)	41,565,039

3,498,369,192	3,179,761,679	761,781,298	720,216,259
$3,259,796,018	$3,498,369,192	$738,840,716	$761,781,298

The accompanying notes are an integral part of the financial statements.

MassMutual Select Funds – Financial Statements (Continued)
Statements of Changes in Net Assets

	MassMutual Fundamental Growth Fund
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(204,165)	$(564,496)
Net realized gain (loss)	2,567,397	17,886,297
Net change in unrealized appreciation (depreciation)	(6,909,838)	(376,347)
Net increase (decrease) in net assets resulting from operations	(4,546,606)	16,945,454
Distributions to shareholders (Note 2):
Class I	(3,135,065)	(6,380,932)
Class R5	(2,856,640)	(6,053,760)
Service Class	(1,845,774)	(3,030,485)
Administrative Class	(2,350,670)	(6,751,917)
Class A	(4,304,968)	(7,726,774)
Class R4	(569,215)	(841,305)
Class R3	(735,465)	(1,759,650)
Total distributions	(15,797,797)	(32,544,823)
Net fund share transactions (Note 5):
Class I	1,228,201	3,998,568
Class R5	1,608,401	1,326,428
Service Class	1,340,140	1,716,809
Administrative Class	1,523,976	(2,357,880)
Class A	2,836,168	1,341,065
Class R4	366,355	473,520
Class R3	505,032	(274,762)
Increase (decrease) in net assets from fund share transactions	9,408,273	6,223,748
Total increase (decrease) in net assets	(10,936,130)	(9,375,621)
Net assets
Beginning of period	55,331,253	64,706,874
End of period	$44,395,123	$55,331,253

The accompanying notes are an integral part of the financial statements.

MassMutual Blue Chip Growth Fund		MassMutual Growth Opportunities Fund
Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021

$(3,843,099)	$(10,923,488)	$(1,462,328)	$(3,465,501)
274,953,551	798,397,828	39,810,188	118,471,910
(511,854,522)	89,559,232	(137,024,862)	15,322,375
(240,744,070)	877,033,572	(98,677,002)	130,328,784

(505,752,573)	(127,404,610)	(63,212,251)	(47,724,289)
(109,320,598)	(28,785,200)	(16,825,851)	(21,391,483)
(38,828,325)	(9,281,346)	(7,030,586)	(6,439,381)
(63,222,321)	(18,063,967)	(13,489,206)	(11,015,116)
(28,345,519)	(10,446,481)	(12,095,384)	(9,735,160)
(25,050,959)	(6,486,894)	(871,903)	(691,469)
(11,466,411)	(3,093,658)	(1,142,314)	(479,063)
(781,986,706)	(203,562,156)	(114,667,495)	(97,475,961)

390,399,702	(374,006,009)	51,360,975	33,930,008
25,268,328	(85,488,562)	4,482,725	(34,648,348)
26,256,654	(6,808,938)	4,434,521	(3,278,486)
(14,852,575)	(96,534,878)	4,225,346	(8,087,089)
11,880,169	(90,410,401)	5,682,817	(3,377,993)
10,775,715	(11,561,211)	917,510	(119,268)
4,023,207	(13,043,278)	1,113,978	1,659,825
453,751,200	(677,853,277)	72,217,872	(13,921,351)
(568,979,576)	(4,381,861)	(141,126,625)	18,931,472

4,288,094,060	4,292,475,921	514,748,393	495,816,921
$3,719,114,484	$4,288,094,060	$373,621,768	$514,748,393

The accompanying notes are an integral part of the financial statements.

MassMutual Select Funds – Financial Statements (Continued)
Statements of Changes in Net Assets

	MassMutual Mid Cap Value Fund
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$848,555	$1,514,512
Net realized gain (loss)	6,629,783	29,432,448
Net change in unrealized appreciation (depreciation)	2,444,554	5,223,076
Net increase (decrease) in net assets resulting from operations	9,922,892	36,170,036
Distributions to shareholders (Note 2):
Class I	(26,888,446)	(1,535,817)
Class R5	(232,404)	(9,182)
Service Class	(134,310)	(2,890)
Administrative Class	(217,970)	(10,657)
Class A	(345,700)	(33,097)
Class R4	(64,772)	(9,681)
Class R3	(33,429)	(3,107)
Total distributions	(27,917,031)	(1,604,431)
Net fund share transactions (Note 5):
Class I	21,745,297	(15,118,386)
Class R5	103,177	(78,209)
Service Class	(204,501)	284,050
Administrative Class	13,974	(37,094)
Class A	152,434	(2,624,903)
Class R4	59,814	(951,165)
Class R3	11,123	(356,301)
Increase (decrease) in net assets from fund share transactions	21,881,318	(18,882,008)
Total increase (decrease) in net assets	3,887,179	15,683,597
Net assets
Beginning of period	119,444,917	103,761,320
End of period	$123,332,096	$119,444,917

The accompanying notes are an integral part of the financial statements.

MassMutual Small Cap Value Equity Fund		MassMutual Small Company Value Fund
Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021

$7,913	$(47,141)	$1,053,142	$1,012,014
6,542,779	15,364,222	19,753,420	44,645,407
(3,450,014)	23,244,043	(19,786,337)	69,536,582
3,100,678	38,561,124	1,020,225	115,194,003

(9,194,395)	(1,714,290)	(24,481,352)	(812,256)
(2,283,497)	(392,010)	(8,756,926)	(380,666)
(701,615)	(102,703)	(1,250,165)	(31,805)
(618,052)	(119,788)	(2,095,447)	(88,859)
(1,433,744)	(190,647)	(1,983,118)	(31,978)
(353,982)	(87,302)	(113,169)	(6,237)
(177,490)	(26,075)	(57,144)	—
(14,762,775)	(2,632,815)	(38,737,321)	(1,351,801)

7,001,917	(38,627,240)	16,143,331	29,888,794
(136,013)	(4,505,136)	1,438,519	(12,033,263)
426,907	(720,319)	1,325,986	1,296,461
598,065	(2,046,395)	163,562	(6,925,230)
314,344	(665,065)	1,807,805	(4,188,434)
246,429	(1,861,118)	135,691	(811,423)
243,920	(379,380)	112,215	90,947
8,695,569	(48,804,653)	21,127,109	7,317,852
(2,966,528)	(12,876,344)	(16,589,987)	121,160,054

62,303,237	75,179,581	284,266,000	163,105,946
$59,336,709	$62,303,237	$267,676,013	$284,266,000

The accompanying notes are an integral part of the financial statements.

MassMutual Select Funds – Financial Statements (Continued)
Statements of Changes in Net Assets

	MM S&P Mid Cap Index Fund
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$1,026,239	$4,561,365
Net realized gain (loss)	36,731,636	45,036,160
Net change in unrealized appreciation (depreciation)	(25,911,645)	101,774,558
Net increase (decrease) in net assets resulting from operations	11,846,230	151,372,083
Distributions to shareholders (Note 2):
Class I	(14,266,462)	(6,691,909)
Class R5	(3,962,838)	(1,816,870)
Service Class	(2,455,558)	(1,580,444)
Administrative Class	(4,378,127)	(3,274,879)
Class A	(2,830,155)	(1,877,552)
Class R4	(8,602,717)	(5,732,162)
Class R3	(12,335,822)	(7,008,746)
Total distributions	(48,831,679)	(27,982,562)
Net fund share transactions (Note 5):
Class I	(7,094,161)	12,805,722
Class R5	3,349,478	3,662,318
Service Class	233,955	(4,757,323)
Administrative Class	(14,041,673)	(6,066,042)
Class A	(3,465,933)	(9,122,748)
Class R4	(6,012,174)	(23,593,238)
Class R3	(12,390,847)	(13,862,251)
Increase (decrease) in net assets from fund share transactions	(39,421,355)	(40,933,562)
Total increase (decrease) in net assets	(76,406,804)	82,455,959
Net assets
Beginning of period	456,391,605	373,935,646
End of period	$379,984,801	$456,391,605

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund		MassMutual Mid Cap Growth Fund
Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021

$1,161,001	$1,739,105	$(13,955,536)	$(30,632,373)
19,437,971	51,296,175	673,080,400	1,647,676,829
(37,107,182)	61,448,403	(1,285,247,218)	828,830,012
(16,508,210)	114,483,683	(626,122,354)	2,445,874,468

(17,308,103)	(4,196,431)	(1,191,184,730)	(375,441,053)
(3,460,429)	(838,131)	(296,057,142)	(93,364,700)
(2,330,009)	(547,886)	(60,589,689)	(21,000,941)
(6,323,503)	(2,550,257)	(48,166,646)	(16,747,973)
(3,038,829)	(941,766)	(35,773,353)	(14,060,398)
(9,267,214)	(2,730,417)	(26,566,357)	(12,555,638)
(9,570,091)	(2,474,950)	(7,898,792)	(2,425,094)
(51,298,178)	(14,279,838)	(1,666,236,709)	(535,595,797)

2,400,717	(6,670,417)	286,772,448	(1,050,859,042)
2,895,359	(361,913)	(14,318,412)	(133,644,713)
103,051	898,928	(17,523,864)	(79,897,288)
(13,821,715)	(15,783,800)	10,266,626	(67,420,563)
(1,359,565)	(6,918,536)	4,850,178	(67,523,371)
(5,287,829)	(15,119,767)	(39,023,346)	(56,872,643)
(1,055,442)	(8,381,054)	4,452,352	(5,336,176)
(16,125,424)	(52,336,559)	235,475,982	(1,461,553,796)
(83,931,812)	47,867,286	(2,056,883,081)	448,724,875

306,913,583	259,046,297	9,110,059,310	8,661,334,435
$222,981,771	$306,913,583	$7,053,176,229	$9,110,059,310

The accompanying notes are an integral part of the financial statements.

MassMutual Select Funds – Financial Statements (Continued)
Statements of Changes in Net Assets

	MassMutual Select Small Cap Growth Equity Fund
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(588,540)	$(3,403,677)
Net realized gain (loss)	13,398,836	182,434,815
Net change in unrealized appreciation (depreciation)	(73,316,439)	33,560,588
Net increase (decrease) in net assets resulting from operations	(60,506,143)	212,591,726
Distributions to shareholders (Note 2):
Class I	(106,892,194)	(29,012,613)
Class R5	(33,194,542)	(11,622,191)
Service Class	(7,598,507)	(2,891,135)
Administrative Class	(7,499,285)	(2,733,082)
Class A	(9,396,325)	(4,198,556)
Class R4	(5,183,552)	(1,628,809)
Class R3	(1,924,436)	(582,672)
Total distributions	(171,688,841)	(52,669,058)
Net fund share transactions (Note 5):
Class I	125,100,539	48,500,540
Class R5	1,081,555	(14,434,041)
Service Class	2,785,874	(4,142,715)
Administrative Class	5,323,627	(6,527,416)
Class A	5,082,257	(11,314,222)
Class R4	4,257,625	(1,752,684)
Class R3	1,963,508	46,831
Increase (decrease) in net assets from fund share transactions	145,594,985	10,376,293
Total increase (decrease) in net assets	(86,599,999)	170,298,961
Net assets
Beginning of period	762,513,365	592,214,404
End of period	$675,913,366	$762,513,365

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund		MassMutual Overseas Fund
Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021

$1,550,259	$4,478,886	$2,492,810	$7,891,034
7,640,580	11,152,814	31,923,707	57,353,956
(16,573,951)	30,832,020	(56,164,138)	118,601,925
(7,383,112)	46,463,720	(21,747,621)	183,846,915

(6,296,608)	(2,197,280)	(36,687,508)	(9,459,279)
(1,441,283)	(535,653)	(14,531,662)	(3,249,074)
(385,936)	(109,695)	(4,314,842)	(923,098)
(2,198,344)	(1,045,250)	(1,831,463)	(421,047)
(1,270,730)	(434,004)	(2,031,119)	(637,174)
(2,484,572)	(987,127)	(2,008,900)	(395,010)
(2,792,733)	(886,577)	(623,942)	(131,963)
(16,870,206)	(6,195,586)	(62,029,436)	(15,216,645)

(5,260,606)	(1,757,932)	(3,196,592)	(89,876,994)
560,442	(1,692,765)	(18,156,170)	(11,110,200)
188,699	(203,237)	3,635,828	(2,927,620)
(823,886)	(14,371,018)	(46,603)	(4,219,010)
(382,012)	(6,375,803)	(2,390,562)	(14,609,910)
(6,636,915)	(11,233,374)	2,069,888	(1,874,361)
(4,000,995)	(5,659,961)	253,415	(734,871)
(16,355,273)	(41,294,090)	(17,830,796)	(125,352,966)
(40,608,591)	(1,025,956)	(101,607,853)	43,277,304

199,665,059	200,691,015	658,535,065	615,257,761
$159,056,468	$199,665,059	$556,927,212	$658,535,065

The accompanying notes are an integral part of the financial statements.

MassMutual Select Funds – Financial Statements (Continued)
Statements of Changes in Net Assets

	MassMutual Select T. Rowe Price International Equity Fund
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$18,032,884	$39,053,643
Net realized gain (loss)	6,195,950	61,703,034
Net change in unrealized appreciation (depreciation)	(132,482,408)	231,627,276
Net increase (decrease) in net assets resulting from operations	(108,253,574)	332,383,953
Distributions to shareholders (Note 2):
Class I	(71,743,166)	(23,974,243)
Total distributions	(71,743,166)	(23,974,243)
Net fund share transactions (Note 5):
Class I	169,625,570	77,255,606
Increase (decrease) in net assets from fund share transactions	169,625,570	77,255,606
Total increase (decrease) in net assets	(10,371,170)	385,665,316
Net assets
Beginning of period	1,700,098,400	1,314,433,084
End of period	$1,689,727,230	$1,700,098,400

The accompanying notes are an integral part of the financial statements.

[THIS PAGE INTENTIONALLY LEFT BLANK]

MassMutual Total Return Bond Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/22[r]	$10.21	$0.06	$(0.67)	$(0.61)	$(0.17)	$(0.02)	$(0.19)	$9.41	(6.19%)[b]	$627,781	0.36%[a]	0.33%[a]	1.18%[a]
9/30/21	10.80	0.16	(0.13)	0.03	(0.24)	(0.38)	(0.62)	10.21	0.24%	677,869	0.36%	0.33%	1.55%
9/30/20	10.30	0.22	0.59	0.81	(0.31)	—	(0.31)	10.80	8.06%	616,932	0.36%	N/A	2.08%
9/30/19	9.62	0.30	0.67	0.97	(0.29)	—	(0.29)	10.30	10.42%	479,295	0.36%	N/A	3.03%
9/30/18	9.99	0.25	(0.34)	(0.09)	(0.28)	—	(0.28)	9.62	(0.98%)	426,828	0.34%	N/A	2.62%
9/30/17	10.43	0.22	(0.18)	0.04	(0.27)	(0.21)	(0.48)	9.99	0.57%	361,805	0.35%	N/A	2.18%
Class R5
3/31/22[r]	$10.19	$0.05	$(0.67)	$(0.62)	$(0.16)	$(0.02)	$(0.18)	$9.39	(6.20%)[b]	$31,474	0.46%[a]	0.43%[a]	1.04%[a]
9/30/21	10.79	0.15	(0.14)	0.01	(0.23)	(0.38)	(0.61)	10.19	0.06%	39,879	0.46%	0.43%	1.45%
9/30/20	10.28	0.21	0.59	0.80	(0.29)	—	(0.29)	10.79	8.04%	38,177	0.46%	N/A	2.04%
9/30/19	9.60	0.29	0.67	0.96	(0.28)	—	(0.28)	10.28	10.32%	44,973	0.46%	N/A	2.93%
9/30/18	9.96	0.24	(0.34)	(0.10)	(0.26)	—	(0.26)	9.60	(1.01%)	51,708	0.44%	N/A	2.49%
9/30/17	10.41	0.20	(0.18)	0.02	(0.26)	(0.21)	(0.47)	9.96	0.36%	68,491	0.45%	N/A	2.04%
Service Class
3/31/22[r]	$10.24	$0.05	$(0.68)	$(0.63)	$(0.15)	$(0.02)	$(0.17)	$9.44	(6.20%)[b]	$57,758	0.56%[a]	0.53%[a]	0.94%[a]
9/30/21	10.82	0.14	(0.12)	0.02	(0.22)	(0.38)	(0.60)	10.24	0.11%	70,920	0.55%	0.53%	1.33%
9/30/20	10.32	0.20	0.59	0.79	(0.29)	—	(0.29)	10.82	7.82%	93,185	0.56%	N/A	1.93%
9/30/19	9.63	0.28	0.68	0.96	(0.27)	—	(0.27)	10.32	10.24%	116,389	0.56%	N/A	2.83%
9/30/18	10.00	0.23	(0.34)	(0.11)	(0.26)	—	(0.26)	9.63	(1.17%)	131,813	0.54%	N/A	2.41%
9/30/17	10.45	0.19	(0.19)	—	(0.24)	(0.21)	(0.45)	10.00	0.25%	158,965	0.55%	N/A	1.95%

		Year ended September 30
	Six months ended March 31, 2022[b,r]	2021	2020	2019	2018	2017
Portfolio turnover rate	226%	435%	316%	217%	243%	289%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/22[r]	$ 10.18	$ 0.04	$ (0.67)	$ (0.63)	$ (0.14)	$ (0.02)	$ (0.16)	$ 9.39	(6.33%)[b]	$ 13,396	0.66%[a]	0.63%[a]	0.85%[a]
9/30/21	10.77	0.13	(0.13)	0.00[d]	(0.21)	(0.38)	(0.59)	10.18	(0.07%)	19,333	0.66%	0.63%	1.24%
9/30/20	10.25	0.19	0.59	0.78	(0.26)	—	(0.26)	10.77	7.79%	20,596	0.66%	N/A	1.84%
9/30/19	9.57	0.27	0.67	0.94	(0.26)	—	(0.26)	10.25	10.10%	21,183	0.66%	N/A	2.77%
9/30/18	9.93	0.22	(0.34)	(0.12)	(0.24)	—	(0.24)	9.57	(1.21%)	53,849	0.64%	N/A	2.30%
9/30/17	10.37	0.18	(0.18)	—	(0.23)	(0.21)	(0.44)	9.93	0.19%	63,399	0.65%	N/A	1.86%
Class A
3/31/22[r]	$ 10.12	$ 0.03	$ (0.67)	$ (0.64)	$ (0.11)	$ (0.02)	$ (0.13)	$ 9.35	(6.39%)[b]	$ 11,507	0.91%[a]	0.88%[a]	0.65%[a]
9/30/21	10.72	0.10	(0.13)	(0.03)	(0.19)	(0.38)	(0.57)	10.12	(0.33%)	11,662	0.91%	0.88%	0.98%
9/30/20	10.23	0.16	0.58	0.74	(0.25)	—	(0.25)	10.72	7.45%	11,334	0.91%	N/A	1.56%
9/30/19	9.56	0.24	0.68	0.92	(0.25)	—	(0.25)	10.23	9.89%	8,464	0.91%	N/A	2.48%
9/30/18	9.93	0.20	(0.35)	(0.15)	(0.22)	—	(0.22)	9.56	(1.51%)	4,327	0.89%	N/A	2.07%
9/30/17	10.38	0.17	(0.19)	(0.02)	(0.22)	(0.21)	(0.43)	9.93	(0.01%)	4,703	0.90%	N/A	1.68%
Class R4
3/31/22[r]	$ 10.25	$ 0.04	$ (0.68)	$ (0.64)	$ (0.12)	$ (0.02)	$ (0.14)	$ 9.47	(6.36%)[b]	$ 64,856	0.81%[a]	0.78%[a]	0.71%[a]
9/30/21	10.83	0.11	(0.13)	(0.02)	(0.18)	(0.38)	(0.56)	10.25	(0.20%)	79,970	0.80%	0.78%	1.07%
9/30/20	10.32	0.18	0.59	0.77	(0.26)	—	(0.26)	10.83	7.64%	102,120	0.81%	N/A	1.72%
9/30/19	9.63	0.25	0.69	0.94	(0.25)	—	(0.25)	10.32	9.96%	160,788	0.81%	N/A	2.58%
9/30/18	9.99	0.21	(0.35)	(0.14)	(0.22)	—	(0.22)	9.63	(1.42%)	172,390	0.79%	N/A	2.15%
9/30/17	10.43	0.17	(0.19)	(0.02)	(0.21)	(0.21)	(0.42)	9.99	0.02%	221,969	0.80%	N/A	1.71%
Class R3
3/31/22[r]	$ 10.15	$ 0.02	$ (0.68)	$ (0.66)	$ (0.09)	$ (0.02)	$ (0.11)	$ 9.38	(6.47%)[b]	$ 19,017	1.06%[a]	1.03%[a]	0.46%[a]
9/30/21	10.73	0.09	(0.12)	(0.03)	(0.17)	(0.38)	(0.55)	10.15	(0.37%)	22,384	1.05%	1.03%	0.83%
9/30/20	10.23	0.15	0.58	0.73	(0.23)	—	(0.23)	10.73	7.33%	27,785	1.06%	N/A	1.43%
9/30/19	9.55	0.23	0.67	0.90	(0.22)	—	(0.22)	10.23	9.63%	30,478	1.06%	N/A	2.33%
9/30/18	9.90	0.18	(0.34)	(0.16)	(0.19)	—	(0.19)	9.55	(1.61%)	33,583	1.04%	N/A	1.91%
9/30/17	10.35	0.14	(0.19)	(0.05)	(0.19)	(0.21)	(0.40)	9.90	(0.27%)	35,633	1.05%	N/A	1.46%

The accompanying notes are an integral part of the financial statements.

MassMutual Strategic Bond Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/22[r]	$ 10.90	$ 0.10	$ (0.75)	$ (0.65)	$ (0.44)	$ (0.21)	$ (0.65)	$ 9.60	(6.42%)[b]	$ 332,303	0.50%[a]	0.45%[a]	1.91%[a]
9/30/21	11.30	0.25	(0.05)	0.20	(0.33)	(0.27)	(0.60)	10.90	1.79%	400,718	0.46%	0.46%[k]	2.28%
9/30/20	11.05	0.30	0.41	0.71	(0.31)	(0.15)	(0.46)	11.30	6.70%	423,904	0.47%	0.47%[n]	2.76%
9/30/19	10.12	0.35	0.86	1.21	(0.28)	—	(0.28)	11.05	12.31%	377,879	0.49%	0.48%	3.37%
9/30/18	10.65	0.32	(0.60)	(0.28)	(0.25)	—	(0.25)	10.12	(2.69%)	287,070	0.47%	0.47%[n]	3.13%
9/30/17	10.67	0.27	(0.01)aa	0.26	(0.28)	—	(0.28)	10.65	2.64%	178,204	0.50%	0.48%	2.59%
Class R5
3/31/22[r]	$ 10.90	$ 0.09	$ (0.76)	$ (0.67)	$ (0.42)	$ (0.21)	$ (0.63)	$ 9.60	(6.43%)[b]	$ 64,930	0.60%[a]	0.55%[a]	1.81%[a]
9/30/21	11.31	0.24	(0.06)	0.18	(0.32)	(0.27)	(0.59)	10.90	1.61%	83,071	0.56%	0.56%[k]	2.19%
9/30/20	11.05	0.29	0.42	0.71	(0.30)	(0.15)	(0.45)	11.31	6.66%	89,644	0.57%	0.57%[n]	2.65%
9/30/19	10.12	0.34	0.86	1.20	(0.27)	—	(0.27)	11.05	12.20%	79,978	0.59%	0.58%	3.27%
9/30/18	10.65	0.31	(0.60)	(0.29)	(0.24)	—	(0.24)	10.12	(2.79%)	78,583	0.57%	0.57%[n]	3.02%
9/30/17	10.67	0.26	(0.01)aa	0.25	(0.27)	—	(0.27)	10.65	2.55%	71,341	0.60%	0.58%	2.53%
Service Class
3/31/22[r]	$ 10.91	$ 0.09	$ (0.77)	$ (0.68)	$ (0.42)	$ (0.21)	$ (0.63)	$ 9.60	(6.55%)[b]	$ 39,456	0.70%[a]	0.65%[a]	1.74%[a]
9/30/21	11.31	0.23	(0.05)	0.18	(0.31)	(0.27)	(0.58)	10.91	1.59%	29,022	0.66%	0.66%[k]	2.08%
9/30/20	11.05	0.28	0.42	0.70	(0.29)	(0.15)	(0.44)	11.31	6.53%	37,611	0.67%	0.67%[n]	2.57%
9/30/19	10.12	0.33	0.86	1.19	(0.26)	—	(0.26)	11.05	12.02%	36,123	0.69%	0.68%	3.17%
9/30/18	10.64	0.30	(0.59)	(0.29)	(0.23)	—	(0.23)	10.12	(2.78%)	52,794	0.67%	0.67%[n]	2.89%
9/30/17	10.67	0.25	(0.02)aa	0.23	(0.26)	—	(0.26)	10.64	2.30%	66,969	0.70%	0.68%	2.40%

		Year ended September 30
	Six months ended March 31, 2022[b,r]	2021	2020	2019	2018	2017
Portfolio turnover rate	36%	120%	193%	262%	294%	224%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
n	Expenses incurred during the period fell under the expense cap.
r	Unaudited.
aa

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/22[r]	$ 10.85	$ 0.08	$ (0.75)	$ (0.67)	$ (0.38)	$ (0.21)	$ (0.59)	$ 9.59	(6.57%)[b]	$ 23,876	0.80%[a]	0.75%[a]	1.60%[a]
9/30/21	11.25	0.22	(0.05)	0.17	(0.30)	(0.27)	(0.57)	10.85	1.49%	50,859	0.76%	0.76%[k]	1.98%
9/30/20	11.00	0.27	0.41	0.68	(0.28)	(0.15)	(0.43)	11.25	6.40%	70,366	0.77%	0.77%[n]	2.47%
9/30/19	10.08	0.32	0.85	1.17	(0.25)	—	(0.25)	11.00	11.91%	76,297	0.79%	0.78%	3.07%
9/30/18	10.61	0.29	(0.60)	(0.31)	(0.22)	—	(0.22)	10.08	(2.96%)	70,368	0.77%	0.77%[n]	2.81%
9/30/17	10.64	0.24	(0.01)aa	0.23	(0.26)	—	(0.26)	10.61	2.30%	66,460	0.80%	0.78%	2.33%
Class A
3/31/22[r]	$ 10.80	$ 0.07	$ (0.75)	$ (0.68)	$ (0.32)	$ (0.21)	$ (0.53)	$ 9.59	(6.66%)[b]	$ 18,398	1.05%[a]	1.00%[a]	1.35%[a]
9/30/21	11.21	0.19	(0.05)	0.14	(0.28)	(0.27)	(0.55)	10.80	1.21%	30,068	1.01%	1.01%[k]	1.72%
9/30/20	10.97	0.24	0.41	0.65	(0.26)	(0.15)	(0.41)	11.21	6.09%	60,452	1.02%	1.02%[n]	2.20%
9/30/19	10.04	0.29	0.86	1.15	(0.22)	—	(0.22)	10.97	11.72%	49,917	1.04%	1.03%	2.82%
9/30/18	10.57	0.26	(0.59)	(0.33)	(0.20)	—	(0.20)	10.04	(3.23%)	45,189	1.02%	1.02%[n]	2.54%
9/30/17	10.60	0.21	(0.01)aa	0.20	(0.23)	—	(0.23)	10.57	1.99%	53,329	1.05%	1.03%	2.07%
Class R4
3/31/22[r]	$ 10.78	$ 0.07	$ (0.75)	$ (0.68)	$ (0.37)	$ (0.21)	$ (0.58)	$ 9.52	(6.72%)[b]	$ 26,079	0.95%[a]	0.90%[a]	1.45%[a]
9/30/21	11.18	0.20	(0.05)	0.15	(0.28)	(0.27)	(0.55)	10.78	1.31%	41,556	0.91%	0.91%[k]	1.83%
9/30/20	10.93	0.25	0.41	0.66	(0.26)	(0.15)	(0.41)	11.18	6.29%	49,770	0.92%	0.92%[n]	2.33%
9/30/19	10.01	0.30	0.86	1.16	(0.24)	—	(0.24)	10.93	11.82%	66,656	0.94%	0.93%	2.91%
9/30/18	10.55	0.27	(0.60)	(0.33)	(0.21)	—	(0.21)	10.01	(3.17%)	67,672	0.92%	0.92%[n]	2.67%
9/30/17	10.58	0.22	(0.01)aa	0.21	(0.24)	—	(0.24)	10.55	2.15%	61,286	0.95%	0.93%	2.14%
Class R3
3/31/22[r]	$ 10.67	$ 0.06	$ (0.74)	$ (0.68)	$ (0.32)	$ (0.21)	$ (0.53)	$ 9.46	(6.77%)[b]	$ 6,203	1.20%[a]	1.15%[a]	1.18%[a]
9/30/21	11.07	0.17	(0.05)	0.12	(0.25)	(0.27)	(0.52)	10.67	1.03%	11,534	1.16%	1.16%[k]	1.59%
9/30/20	10.82	0.22	0.41	0.63	(0.23)	(0.15)	(0.38)	11.07	6.02%	15,761	1.17%	1.17%[n]	2.09%
9/30/19	9.92	0.27	0.84	1.11	(0.21)	—	(0.21)	10.82	11.48%	18,689	1.19%	1.18%	2.67%
9/30/18	10.45	0.24	(0.58)	(0.34)	(0.19)	—	(0.19)	9.92	(3.32%)	19,519	1.17%	1.17%[n]	2.42%
9/30/17	10.50	0.19	(0.01)aa	0.18	(0.23)	—	(0.23)	10.45	1.84%	16,295	1.20%	1.18%	1.90%

The accompanying notes are an integral part of the financial statements.

MassMutual Diversified Value Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Class I
3/31/22[r]	$ 13.48	$ 0.12	$ 1.06	$ 1.18	$ (0.26)	$ (1.45)	$ (1.71)	$ 12.95	9.05%[b]	$ 241,341	0.57%[a]	1.87%[a]
9/30/21	9.87	0.23	3.62	3.85	(0.24)	—	(0.24)	13.48	39.59%	230,230	0.57%	1.84%
9/30/20	11.48	0.25	(1.01)	(0.76)	(0.28)	(0.57)	(0.85)	9.87	(7.64%)	197,915	0.58%	2.42%
9/30/19	13.48	0.26	(0.33)	(0.07)	(0.26)	(1.67)	(1.93)	11.48	1.59%	210,652	0.58%	2.31%
9/30/18	16.69	0.25	1.70	1.95	(0.42)	(4.74)	(5.16)	13.48	13.43%	202,121	0.57%	1.85%
9/30/17	14.90	0.30	2.47	2.77	(0.35)	(0.63)	(0.98)	16.69	19.25%	145,732	0.58%	1.90%
Class R5
3/31/22[r]	$ 13.50	$ 0.12	$ 1.06	$ 1.18	$ (0.24)	$ (1.45)	$ (1.69)	$ 12.99	9.06%[b]	$ 60,927	0.67%[a]	1.76%[a]
9/30/21	9.89	0.22	3.62	3.84	(0.23)	—	(0.23)	13.50	39.38%	70,251	0.67%	1.74%
9/30/20	11.50	0.24	(1.02)	(0.78)	(0.26)	(0.57)	(0.83)	9.89	(7.75%)	62,821	0.68%	2.33%
9/30/19	13.50	0.25	(0.33)	(0.08)	(0.25)	(1.67)	(1.92)	11.50	1.48%	74,403	0.68%	2.19%
9/30/18	16.71	0.24	1.69	1.93	(0.40)	(4.74)	(5.14)	13.50	13.28%	143,091	0.67%	1.80%
9/30/17	14.90	0.29	2.47	2.76	(0.32)	(0.63)	(0.95)	16.71	19.16%	50,361	0.68%	1.83%
Service Class
3/31/22[r]	$ 13.50	$ 0.11	$ 1.07	$ 1.18	$ (0.23)	$ (1.45)	$ (1.68)	$ 13.00	9.05%[b]	$ 15,544	0.77%[a]	1.68%[a]
9/30/21	9.89	0.20	3.63	3.83	(0.22)	—	(0.22)	13.50	39.28%	15,170	0.77%	1.65%
9/30/20	11.51	0.23	(1.02)	(0.79)	(0.26)	(0.57)	(0.83)	9.89	(7.88%)	13,967	0.78%	2.25%
9/30/19	13.49	0.24	(0.32)	(0.08)	(0.23)	(1.67)	(1.90)	11.51	1.40%	10,046	0.78%	2.08%
9/30/18	16.69	0.22	1.70	1.92	(0.38)	(4.74)	(5.12)	13.49	13.21%	13,564	0.77%	1.64%
9/30/17	14.90	0.27	2.47	2.74	(0.32)	(0.63)	(0.95)	16.69	18.97%	11,721	0.78%	1.71%

		Year ended September 30
	Six months ended March 31, 2022[b,r]	2021	2020	2019	2018	2017
Portfolio turnover rate	21%	60%	52%	42%	75%	71%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Administrative Class
3/31/22[r]	$ 13.61	$ 0.11	$ 1.06	$ 1.17	$ (0.21)	$ (1.45)	$ (1.66)	$ 13.12	8.92%[b]	$ 20,497	0.87%[a]	1.57%[a]
9/30/21	9.96	0.19	3.67	3.86	(0.21)	—	(0.21)	13.61	39.24%	21,354	0.87%	1.54%
9/30/20	11.59	0.22	(1.03)	(0.81)	(0.25)	(0.57)	(0.82)	9.96	(7.99%)	16,359	0.88%	2.12%
9/30/19	13.58	0.23	(0.33)	(0.10)	(0.22)	(1.67)	(1.89)	11.59	1.29%	20,346	0.88%	2.01%
9/30/18	16.76	0.21	1.70	1.91	(0.35)	(4.74)	(5.09)	13.58	13.07%	15,165	0.87%	1.61%
9/30/17	14.96	0.26	2.48	2.74	(0.31)	(0.63)	(0.94)	16.76	18.92%	5,176	0.88%	1.63%
Class A
3/31/22[r]	$ 13.45	$ 0.09	$ 1.05	$ 1.14	$ (0.17)	$ (1.45)	$ (1.62)	$ 12.97	8.76%[b]	$ 27,394	1.12%[a]	1.32%[a]
9/30/21	9.85	0.16	3.63	3.79	(0.19)	—	(0.19)	13.45	38.84%	26,835	1.12%	1.29%
9/30/20	11.46	0.19	(1.02)	(0.83)	(0.21)	(0.57)	(0.78)	9.85	(8.22%)	27,575	1.13%	1.87%
9/30/19	13.45	0.20	(0.32)	(0.12)	(0.20)	(1.67)	(1.87)	11.46	1.03%	37,170	1.13%	1.75%
9/30/18	16.64	0.18	1.69	1.87	(0.32)	(4.74)	(5.06)	13.45	12.82%	45,319	1.12%	1.36%
9/30/17	14.85	0.21	2.48	2.69	(0.27)	(0.63)	(0.90)	16.64	18.64%	16,573	1.13%	1.36%
Class R4
3/31/22[r]	$ 13.24	$ 0.09	$ 1.05	$ 1.14	$ (0.20)	$ (1.45)	$ (1.65)	$ 12.73	8.88%[b]	$ 12,505	1.02%[a]	1.43%[a]
9/30/21	9.70	0.17	3.57	3.74	(0.20)	—	(0.20)	13.24	39.00%	12,608	1.02%	1.39%
9/30/20	11.31	0.20	(1.01)	(0.81)	(0.23)	(0.57)	(0.80)	9.70	(8.14%)	9,823	1.03%	2.00%
9/30/19	13.32	0.21	(0.32)	(0.11)	(0.23)	(1.67)	(1.90)	11.31	1.18%	6,570	1.03%	1.88%
9/30/18	16.56	0.19	1.68	1.87	(0.37)	(4.74)	(5.11)	13.32	12.93%	4,523	1.02%	1.44%
9/30/17	14.81	0.23	2.46	2.69	(0.31)	(0.63)	(0.94)	16.56	18.74%	861	1.03%	1.47%
Class R3
3/31/22[r]	$ 13.35	$ 0.08	$ 1.05	$ 1.13	$ (0.14)	$ (1.45)	$ (1.59)	$ 12.89	8.70%[b]	$ 1,071	1.27%[a]	1.18%[a]
9/30/21	9.77	0.14	3.61	3.75	(0.17)	—	(0.17)	13.35	38.73%	1,082	1.27%	1.14%
9/30/20	11.39	0.18	(1.02)	(0.84)	(0.21)	(0.57)	(0.78)	9.77	(8.38%)	1,492	1.28%	1.76%
9/30/19	13.37	0.18	(0.31)	(0.13)	(0.18)	(1.67)	(1.85)	11.39	0.91%	1,387	1.28%	1.59%
9/30/18	16.59	0.15	1.68	1.83	(0.31)	(4.74)	(5.05)	13.37	12.56%	2,177	1.27%	1.13%
9/30/17	14.83	0.19	2.46	2.65	(0.26)	(0.63)	(0.89)	16.59	18.44%	2,046	1.28%	1.22%

The accompanying notes are an integral part of the financial statements.

MassMutual Fundamental Value Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Class I
3/31/22[r]	$ 10.48	$ 0.07	$ 0.87	$ 0.94	$ (0.08)	$ (1.23)	$ (1.31)	$ 10.11	9.28%[b]	$ 365,739	0.65%[a]	1.34%[a]
9/30/21	7.52	0.12	2.99	3.11	(0.15)	—	(0.15)	10.48	41.76%	353,238	0.65%	1.19%
9/30/20	10.33	0.15	(0.72)	(0.57)	(0.23)	(2.01)	(2.24)	7.52	(8.51%)	268,368	0.66%	1.85%
9/30/19	11.93	0.20	(0.39)	(0.19)	(0.23)	(1.18)	(1.41)	10.33	(0.07%)	353,302	0.64%	1.96%
9/30/18	13.01	0.23	0.81	1.04	(0.24)	(1.88)	(2.12)	11.93	8.56%	632,974	0.63%	1.91%
9/30/17	12.39	0.23	1.60	1.83	(0.25)	(0.96)	(1.21)	13.01	15.49%	594,578	0.64%	1.82%
Class R5
3/31/22[r]	$ 10.56	$ 0.06	$ 0.87	$ 0.93	$ (0.06)	$ (1.23)	$ (1.29)	$ 10.20	9.18%[b]	$ 104,892	0.75%[a]	1.22%[a]
9/30/21	7.57	0.11	3.02	3.13	(0.14)	—	(0.14)	10.56	41.74%	112,193	0.75%	1.11%
9/30/20	10.39	0.14	(0.73)	(0.59)	(0.22)	(2.01)	(2.23)	7.57	(8.68%)	132,370	0.76%	1.75%
9/30/19	11.98	0.19	(0.38)	(0.19)	(0.22)	(1.18)	(1.40)	10.39	(0.13%)	196,887	0.74%	1.85%
9/30/18	13.06	0.22	0.80	1.02	(0.22)	(1.88)	(2.10)	11.98	8.39%	309,004	0.73%	1.80%
9/30/17	12.43	0.21	1.61	1.82	(0.23)	(0.96)	(1.19)	13.06	15.41%	368,686	0.74%	1.72%
Service Class
3/31/22[r]	$ 10.49	$ 0.06	$ 0.87	$ 0.93	$ (0.06)	$ (1.23)	$ (1.29)	$ 10.13	9.16%[b]	$ 32,362	0.85%[a]	1.14%[a]
9/30/21	7.53	0.10	2.99	3.09	(0.13)	—	(0.13)	10.49	41.43%	29,948	0.85%	0.99%
9/30/20	10.34	0.13	(0.72)	(0.59)	(0.21)	(2.01)	(2.22)	7.53	(8.76%)	21,654	0.86%	1.64%
9/30/19	11.93	0.18	(0.38)	(0.20)	(0.21)	(1.18)	(1.39)	10.34	(0.25%)	30,115	0.84%	1.75%
9/30/18	13.00	0.20	0.81	1.01	(0.20)	(1.88)	(2.08)	11.93	8.36%	49,551	0.83%	1.69%
9/30/17	12.38	0.20	1.60	1.80	(0.22)	(0.96)	(1.18)	13.00	15.24%	60,852	0.84%	1.59%

		Year ended September 30
	Six months ended March 31, 2022[b,r]	2021	2020	2019	2018	2017
Portfolio turnover rate	16%	38%	54%	103%	46%	13%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Administrative Class
3/31/22[r]	$ 10.59	$ 0.05	$ 0.88	$ 0.93	$ (0.04)	$ (1.23)	$ (1.27)	$ 10.25	9.09%[b]	$ 41,606	0.95%[a]	1.03%[a]
9/30/21	7.60	0.09	3.02	3.11	(0.12)	—	(0.12)	10.59	41.33%	47,797	0.95%	0.92%
9/30/20	10.41	0.13	(0.73)	(0.60)	(0.20)	(2.01)	(2.21)	7.60	(8.78%)	56,880	0.96%	1.53%
9/30/19	12.00	0.17	(0.38)	(0.21)	(0.20)	(1.18)	(1.38)	10.41	(0.36%)	58,983	0.94%	1.65%
9/30/18	13.07	0.19	0.81	1.00	(0.19)	(1.88)	(2.07)	12.00	8.21%	85,905	0.93%	1.60%
9/30/17	12.44	0.19	1.61	1.80	(0.21)	(0.96)	(1.17)	13.07	15.16%	92,380	0.94%	1.51%
Class A
3/31/22[r]	$ 10.41	$ 0.04	$ 0.86	$ 0.90	$ (0.01)	$ (1.23)	$ (1.24)	$ 10.07	8.97%[b]	$ 29,322	1.20%[a]	0.78%[a]
9/30/21	7.46	0.06	2.98	3.04	(0.09)	—	(0.09)	10.41	40.98%	33,431	1.20%	0.65%
9/30/20	10.26	0.11	(0.73)	(0.62)	(0.17)	(2.01)	(2.18)	7.46	(9.06%)	34,647	1.21%	1.33%
9/30/19	11.83	0.14	(0.37)	(0.23)	(0.16)	(1.18)	(1.34)	10.26	(0.58%)	66,407	1.19%	1.38%
9/30/18	12.90	0.16	0.80	0.96	(0.15)	(1.88)	(2.03)	11.83	7.94%	84,733	1.18%	1.34%
9/30/17	12.28	0.16	1.59	1.75	(0.17)	(0.96)	(1.13)	12.90	14.90%	108,447	1.19%	1.26%
Class R4
3/31/22[r]	$ 10.19	$ 0.04	$ 0.85	$ 0.89	$ (0.03)	$ (1.23)	$ (1.26)	$ 9.82	9.04%[b]	$ 10,327	1.10%[a]	0.89%[a]
9/30/21	7.32	0.07	2.91	2.98	(0.11)	—	(0.11)	10.19	41.10%	9,329	1.10%	0.74%
9/30/20	10.11	0.11	(0.70)	(0.59)	(0.19)	(2.01)	(2.20)	7.32	(8.98%)	7,609	1.11%	1.41%
9/30/19	11.67	0.15	(0.37)	(0.22)	(0.16)	(1.18)	(1.34)	10.11	(0.47%)	9,055	1.09%	1.48%
9/30/18	12.77	0.17	0.79	0.96	(0.18)	(1.88)	(2.06)	11.67	8.06%	9,172	1.08%	1.45%
9/30/17	12.21	0.17	1.57	1.74	(0.22)	(0.96)	(1.18)	12.77	14.98%	16,370	1.09%	1.37%
Class R3
3/31/22[r]	$ 10.14	$ 0.03	$ 0.84	$ 0.87	$ (0.01)	$ (1.23)	$ (1.24)	$ 9.77	8.91%[b]	$ 1,471	1.35%[a]	0.63%[a]
9/30/21	7.27	0.05	2.90	2.95	(0.08)	—	(0.08)	10.14	40.82%	1,678	1.35%	0.49%
9/30/20	10.05	0.09	(0.71)	(0.62)	(0.15)	(2.01)	(2.16)	7.27	(9.23%)	989	1.36%	1.15%
9/30/19	11.63	0.12	(0.37)	(0.25)	(0.15)	(1.18)	(1.33)	10.05	(0.77%)	2,362	1.34%	1.23%
9/30/18	12.72	0.14	0.79	0.93	(0.14)	(1.88)	(2.02)	11.63	7.84%	2,831	1.33%	1.21%
9/30/17	12.14	0.14	1.57	1.71	(0.17)	(0.96)	(1.13)	12.72	14.72%	2,936	1.34%	1.14%

The accompanying notes are an integral part of the financial statements.

MM S&P 500 Index Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Class I
3/31/22[r]	$ 21.46	$ 0.14	$ 1.20	$ 1.34	$ (0.29)	$ (2.53)	$ (2.82)	$ 19.98	5.91%[b]	$ 1,402,747	0.12%[a]	1.31%[a]
9/30/21	19.31	0.28	4.91	5.19	(0.39)	(2.65)	(3.04)	21.46	29.93%	1,495,161	0.12%	1.36%
9/30/20	17.92	0.32	2.30	2.62	(0.40)	(0.83)	(1.23)	19.31	15.04%	1,210,251	0.12%	1.79%
9/30/19	20.48	0.32	(0.00)d,aa	0.32	(0.37)	(2.51)	(2.88)	17.92	4.17%	1,083,523	0.12%	1.86%
9/30/18	21.59	0.37	3.00	3.37	(0.48)	(4.00)	(4.48)	20.48	17.77%	819,557	0.12%	1.86%
9/30/17	19.40	0.39	3.03	3.42	(0.44)	(0.79)	(1.23)	21.59	18.44%	541,131	0.12%	1.95%
Class R5
3/31/22[r]	$ 21.55	$ 0.13	$ 1.20	$ 1.33	$ (0.26)	$ (2.53)	$ (2.79)	$ 20.09	5.87%[b]	$ 471,049	0.22%[a]	1.21%[a]
9/30/21	19.38	0.26	4.93	5.19	(0.37)	(2.65)	(3.02)	21.55	29.78%	471,641	0.22%	1.26%
9/30/20	17.98	0.30	2.31	2.61	(0.38)	(0.83)	(1.21)	19.38	14.93%	416,360	0.22%	1.70%
9/30/19	20.53	0.31	(0.01)aa	0.30	(0.34)	(2.51)	(2.85)	17.98	4.05%	487,312	0.22%	1.76%
9/30/18	21.63	0.35	3.01	3.36	(0.46)	(4.00)	(4.46)	20.53	17.65%	532,163	0.22%	1.75%
9/30/17	19.43	0.38	3.03	3.41	(0.42)	(0.79)	(1.21)	21.63	18.33%	710,184	0.22%	1.88%
Service Class
3/31/22[r]	$ 21.60	$ 0.11	$ 1.20	$ 1.31	$ (0.23)	$ (2.53)	$ (2.76)	$ 20.15	5.73%[b]	$ 358,965	0.37%[a]	1.06%[a]
9/30/21	19.41	0.23	4.95	5.18	(0.34)	(2.65)	(2.99)	21.60	29.63%	371,149	0.37%	1.11%
9/30/20	18.00	0.28	2.31	2.59	(0.35)	(0.83)	(1.18)	19.41	14.80%	381,745	0.37%	1.54%
9/30/19	20.55	0.28	(0.01)aa	0.27	(0.31)	(2.51)	(2.82)	18.00	3.84%	395,249	0.37%	1.61%
9/30/18	21.64	0.32	3.02	3.34	(0.43)	(4.00)	(4.43)	20.55	17.48%	481,405	0.37%	1.59%
9/30/17	19.43	0.35	3.03	3.38	(0.38)	(0.79)	(1.17)	21.64	18.17%	508,135	0.37%	1.72%

		Year ended September 30
	Six months ended March 31, 2022[b,r]	2021	2020	2019	2018	2017
Portfolio turnover rate	1%	4%	6%	4%	3%[q]	5%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Portfolio turnover excludes securities received from subscriptions in-kind. Amount would be 12% including securities received from subscriptions in-kind.
r	Unaudited.
aa

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Administrative Class
3/31/22[r]	$ 21.05	$ 0.10	$ 1.17	$ 1.27	$ (0.20)	$ (2.53)	$ (2.73)	$ 19.59	5.70%[b]	$ 302,471	0.47%[a]	0.96%[a]
9/30/21	18.99	0.20	4.83	5.03	(0.32)	(2.65)	(2.97)	21.05	29.45%	368,149	0.47%	1.01%
9/30/20	17.63	0.25	2.27	2.52	(0.33)	(0.83)	(1.16)	18.99	14.68%	370,740	0.47%	1.45%
9/30/19	20.19	0.26	(0.01)aa	0.25	(0.30)	(2.51)	(2.81)	17.63	3.77%	476,225	0.47%	1.51%
9/30/18	21.34	0.29	2.97	3.26	(0.41)	(4.00)	(4.41)	20.19	17.34%	606,359	0.47%	1.50%
9/30/17	19.19	0.32	3.00	3.32	(0.38)	(0.79)	(1.17)	21.34	18.03%	572,199	0.47%	1.62%
Class A
3/31/22[r]	$ 20.51	$ 0.07	$ 1.15	$ 1.22	$ (0.14)	$ (2.53)	$ (2.67)	$ 19.06	5.60%[b]	$ 20,277	0.72%[a]	0.69%[a]
9/30/21	18.57	0.15	4.72	4.87	(0.28)	(2.65)	(2.93)	20.51	29.14%	25,655	0.72%	0.76%
9/30/20	17.26	0.21	2.21	2.42	(0.28)	(0.83)	(1.11)	18.57	14.40%	23,908	0.72%	1.20%
9/30/19	19.82	0.21	(0.02)aa	0.19	(0.24)	(2.51)	(2.75)	17.26	3.46%	28,147	0.72%	1.26%
9/30/18	21.03	0.24	2.92	3.16	(0.37)	(4.00)	(4.37)	19.82	17.06%	34,494	0.72%	1.25%
9/30/17	18.92	0.27	2.96	3.23	(0.33)	(0.79)	(1.12)	21.03	17.80%	27,907	0.72%	1.37%
Class R4
3/31/22[r]	$ 20.69	$ 0.08	$ 1.15	$ 1.23	$ (0.16)	$ (2.53)	$ (2.69)	$ 19.23	5.64%[b]	$ 435,813	0.62%[a]	0.81%[a]
9/30/21	18.71	0.17	4.75	4.92	(0.29)	(2.65)	(2.94)	20.69	29.26%	494,937	0.62%	0.87%
9/30/20	17.39	0.22	2.24	2.46	(0.31)	(0.83)	(1.14)	18.71	14.51%	561,315	0.62%	1.29%
9/30/19	19.95	0.23	(0.02)aa	0.21	(0.26)	(2.51)	(2.77)	17.39	3.61%	594,415	0.62%	1.36%
9/30/18	21.13	0.26	2.93	3.19	(0.37)	(4.00)	(4.37)	19.95	17.15%	681,097	0.62%	1.35%
9/30/17	19.01	0.29	2.97	3.26	(0.35)	(0.79)	(1.14)	21.13	17.88%	670,521	0.62%	1.47%
Class R3
3/31/22[r]	$ 19.92	$ 0.05	$ 1.11	$ 1.16	$ (0.14)	$ (2.53)	$ (2.67)	$ 18.41	5.46%[b]	$ 268,476	0.87%[a]	0.56%[a]
9/30/21	18.12	0.11	4.60	4.71	(0.26)	(2.65)	(2.91)	19.92	28.96%	271,678	0.87%	0.60%
9/30/20	16.87	0.17	2.17	2.34	(0.26)	(0.83)	(1.09)	18.12	14.25%	215,443	0.87%	1.04%
9/30/19	19.45	0.18	(0.02)aa	0.16	(0.23)	(2.51)	(2.74)	16.87	3.34%	222,503	0.87%	1.11%
9/30/18	20.72	0.21	2.87	3.08	(0.35)	(4.00)	(4.35)	19.45	16.90%	251,216	0.87%	1.10%
9/30/17	18.70	0.24	2.91	3.15	(0.34)	(0.79)	(1.13)	20.72	17.54%	208,410	0.87%	1.21%

The accompanying notes are an integral part of the financial statements.

MassMutual Equity Opportunities Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Class I
3/31/22[r]	$ 20.17	$ 0.11	$ 1.73	$ 1.84	$ (0.25)	$ (2.20)	$ (2.45)	$ 19.56	9.21%[b]	$ 436,653	0.73%[a]	1.15%[a]
9/30/21	17.22	0.24	3.99	4.23	(0.24)	(1.04)	(1.28)	20.17	25.67%	432,817	0.73%	1.25%
9/30/20	18.33	0.27	0.26	0.53	(0.29)	(1.35)	(1.64)	17.22	2.73%	402,371	0.74%	1.64%
9/30/19	18.41	0.27	1.36	1.63	(0.28)	(1.43)	(1.71)	18.33	10.82%	274,970	0.74%	1.60%
9/30/18	22.45	0.27	2.75	3.02	(0.51)	(6.55)	(7.06)	18.41	16.23%	268,240	0.74%	1.50%
9/30/17	18.40	0.41	4.27	4.68	(0.27)	(0.36)	(0.63)	22.45	25.85%	228,919	0.74%	2.00%
Class R5
3/31/22[r]	$ 20.26	$ 0.11	$ 1.74	$ 1.85	$ (0.23)	$ (2.20)	$ (2.43)	$ 19.68	9.21%[b]	$ 150,669	0.83%[a]	1.04%[a]
9/30/21	17.30	0.22	4.00	4.22	(0.22)	(1.04)	(1.26)	20.26	25.48%	165,143	0.83%	1.15%
9/30/20	18.41	0.26	0.25	0.51	(0.27)	(1.35)	(1.62)	17.30	2.61%	156,171	0.84%	1.50%
9/30/19	18.47	0.26	1.37	1.63	(0.26)	(1.43)	(1.69)	18.41	10.76%	180,002	0.84%	1.50%
9/30/18	22.50	0.25	2.75	3.00	(0.48)	(6.55)	(7.03)	18.47	16.09%	188,418	0.84%	1.38%
9/30/17	18.44	0.39	4.28	4.67	(0.25)	(0.36)	(0.61)	22.50	25.73%	207,798	0.84%	1.87%
Service Class
3/31/22[r]	$ 19.75	$ 0.09	$ 1.70	$ 1.79	$ (0.21)	$ (2.20)	$ (2.41)	$ 19.13	9.14%[b]	$ 46,241	0.93%[a]	0.95%[a]
9/30/21	16.88	0.20	3.91	4.11	(0.20)	(1.04)	(1.24)	19.75	25.44%	46,987	0.93%	1.04%
9/30/20	18.00	0.23	0.25	0.48	(0.25)	(1.35)	(1.60)	16.88	2.52%	48,504	0.94%	1.41%
9/30/19	18.10	0.24	1.33	1.57	(0.24)	(1.43)	(1.67)	18.00	10.61%	53,931	0.94%	1.41%
9/30/18	22.17	0.23	2.71	2.94	(0.46)	(6.55)	(7.01)	18.10	16.00%	50,746	0.94%	1.28%
9/30/17	18.18	0.35	4.23	4.58	(0.23)	(0.36)	(0.59)	22.17	25.59%	61,849	0.94%	1.74%

		Year ended September 30
	Six months ended March 31, 2022[b,r]	2021	2020	2019	2018	2017
Portfolio turnover rate	14%	25%	41%	33%	35%	131%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Administrative Class
3/31/22[r]	$ 19.38	$ 0.08	$ 1.66	$ 1.74	$ (0.19)	$ (2.20)	$ (2.39)	$ 18.73	9.06%[b]	$ 43,482	1.03%[a]	0.84%[a]
9/30/21	16.59	0.18	3.83	4.01	(0.18)	(1.04)	(1.22)	19.38	25.26%	51,726	1.03%	0.95%
9/30/20	17.71	0.21	0.25	0.46	(0.23)	(1.35)	(1.58)	16.59	2.42%	45,175	1.04%	1.30%
9/30/19	17.84	0.21	1.31	1.52	(0.22)	(1.43)	(1.65)	17.71	10.46%	55,316	1.04%	1.29%
9/30/18	21.94	0.21	2.68	2.89	(0.44)	(6.55)	(6.99)	17.84	15.92%	75,215	1.04%	1.19%
9/30/17	17.99	0.33	4.19	4.52	(0.21)	(0.36)	(0.57)	21.94	25.50%	82,359	1.04%	1.66%
Class A
3/31/22[r]	$ 18.18	$ 0.05	$ 1.57	$ 1.62	$ (0.14)	$ (2.20)	$ (2.34)	$ 17.46	8.95%[b]	$ 48,884	1.28%[a]	0.59%[a]
9/30/21	15.64	0.12	3.61	3.73	(0.15)	(1.04)	(1.19)	18.18	24.94%	53,123	1.28%	0.70%
9/30/20	16.78	0.16	0.24	0.40	(0.19)	(1.35)	(1.54)	15.64	2.19%	55,832	1.29%	1.05%
9/30/19	16.98	0.16	1.24	1.40	(0.17)	(1.43)	(1.60)	16.78	10.19%	63,914	1.29%	1.04%
9/30/18	21.17	0.16	2.56	2.72	(0.36)	(6.55)	(6.91)	16.98	15.62%	78,457	1.29%	0.92%
9/30/17	17.37	0.28	4.02	4.30	(0.14)	(0.36)	(0.50)	21.17	25.13%	107,667	1.29%	1.42%
Class R4
3/31/22[r]	$ 17.80	$ 0.06	$ 1.53	$ 1.59	$ (0.17)	$ (2.20)	$ (2.37)	$ 17.02	8.98%[b]	$ 9,186	1.18%[a]	0.70%[a]
9/30/21	15.34	0.13	3.54	3.67	(0.17)	(1.04)	(1.21)	17.80	25.07%	8,727	1.18%	0.79%
9/30/20	16.48	0.18	0.23	0.41	(0.20)	(1.35)	(1.55)	15.34	2.28%	8,716	1.19%	1.18%
9/30/19	16.74	0.17	1.21	1.38	(0.21)	(1.43)	(1.64)	16.48	10.30%	6,921	1.19%	1.13%
9/30/18	21.00	0.17	2.54	2.71	(0.42)	(6.55)	(6.97)	16.74	15.70%	9,409	1.19%	1.04%
9/30/17	17.28	0.31	3.99	4.30	(0.22)	(0.36)	(0.58)	21.00	25.27%	8,146	1.19%	1.58%
Class R3
3/31/22[r]	$ 16.40	$ 0.04	$ 1.41	$ 1.45	$ (0.13)	$ (2.20)	$ (2.33)	$ 15.52	8.90%[b]	$ 3,727	1.43%[a]	0.46%[a]
9/30/21	14.22	0.09	3.27	3.36	(0.14)	(1.04)	(1.18)	16.40	24.79%	3,259	1.43%	0.55%
9/30/20	15.42	0.13	0.22	0.35	(0.20)	(1.35)	(1.55)	14.22	2.00%	3,447	1.44%	0.92%
9/30/19	15.77	0.13	1.12	1.25	(0.17)	(1.43)	(1.60)	15.42	10.01%	3,297	1.44%	0.92%
9/30/18	20.10	0.12	2.41	2.53	(0.31)	(6.55)	(6.86)	15.77	15.43%	2,679	1.44%	0.78%
9/30/17	16.55	0.24	3.83	4.07	(0.16)	(0.36)	(0.52)	20.10	25.00%	3,087	1.44%	1.28%

The accompanying notes are an integral part of the financial statements.

MassMutual Fundamental Growth Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/22[r]	$ 6.15	$ (0.01)	$ (0.44)	$ (0.45)	$ —	$ (1.73)	$ (1.73)	$ 3.97	(9.10%)[b]	$ 10,584	1.14%[a]	N/A	(0.57%)[a]
9/30/21	8.33	(0.04)	1.93	1.89	—	(4.07)	(4.07)	6.15	28.46%	13,386	1.04%	N/A	(0.61%)
9/30/20	8.03	0.00[d]	1.67	1.67	(0.02)	(1.35)	(1.37)	8.33	23.25%	12,278	0.89%	N/A	(0.01%)
9/30/19	9.81	0.02	(0.00)d,aa	0.02	(0.05)	(1.75)	(1.80)	8.03	4.27%	67,992	0.82%	0.78%	0.31%
9/30/18	8.44	0.05	1.95	2.00	(0.07)	(0.56)	(0.63)	9.81	24.98%	64,876	0.78%	0.70%	0.56%
9/30/17	8.01	0.08	1.37	1.45	(0.08)	(0.94)	(1.02)	8.44	20.59%	75,206	0.84%	0.70%	1.09%
Class R5
3/31/22[r]	$ 6.19	$ (0.02)	$ (0.44)	$ (0.46)	$ —	$ (1.73)	$ (1.73)	$ 4.00	(9.25%)[b]	$ 8,594	1.24%[a]	N/A	(0.68%)[a]
9/30/21	8.37	(0.05)	1.94	1.89	(0.00)[d]	(4.07)	(4.07)	6.19	28.29%	10,813	1.14%	N/A	(0.71%)
9/30/20	8.05	(0.01)	1.69	1.68	(0.01)	(1.35)	(1.36)	8.37	23.34%	12,351	0.99%	N/A	(0.17%)
9/30/19	9.83	0.02	(0.01)aa	0.01	(0.04)	(1.75)	(1.79)	8.05	4.13%	31,014	0.92%	0.88%	0.21%
9/30/18	8.46	0.04	1.95	1.99	(0.06)	(0.56)	(0.62)	9.83	24.80%	32,604	0.88%	0.80%	0.45%
9/30/17	8.02	0.08	1.38	1.46	(0.08)	(0.94)	(1.02)	8.46	20.56%	26,201	0.94%	0.80%	0.99%
Service Class
3/31/22[r]	$ 5.84	$ (0.02)	$ (0.40)	$ (0.42)	$ —	$ (1.73)	$ (1.73)	$ 3.69	(9.05%)[b]	$ 5,559	1.34%[a]	N/A	(0.77%)[a]
9/30/21	8.11	(0.05)	1.85	1.80	(0.00)[d]	(4.07)	(4.07)	5.84	28.05%	6,641	1.24%	N/A	(0.81%)
9/30/20	7.83	(0.02)	1.66	1.64	(0.01)	(1.35)	(1.36)	8.11	23.35%	6,285	1.09%	N/A	(0.30%)
9/30/19	9.62	0.01	(0.02)aa	(0.01)	(0.03)	(1.75)	(1.78)	7.83	3.97%	9,805	1.02%	0.98%	0.11%
9/30/18	8.29	0.03	1.92	1.95	(0.06)	(0.56)	(0.62)	9.62	24.72%	9,630	0.98%	0.90%	0.35%
9/30/17	7.88	0.07	1.35	1.42	(0.07)	(0.94)	(1.01)	8.29	20.41%	8,668	1.04%	0.90%	0.88%

		Year ended September 30
	Six months ended March 31, 2022[b,r]	2021	2020	2019	2018	2017
Portfolio turnover rate	35%	78%	164%	123%	47%	52%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
aa

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/22[r]	$ 5.46	$ (0.02)	$ (0.38)	$ (0.40)	$ —	$ (1.73)	$ (1.73)	$ 3.33	(9.35%)[b]	$ 6,519	1.44%[a]	N/A	(0.87%)[a]
9/30/21	7.80	(0.05)	1.78	1.73	(0.00)[d]	(4.07)	(4.07)	5.46	28.26%	8,032	1.34%	N/A	(0.91%)
9/30/20	7.59	(0.03)	1.59	1.56	—	(1.35)	(1.35)	7.80	23.08%	13,485	1.19%	N/A	(0.41%)
9/30/19	9.38	0.00[d]	(0.02)aa	(0.02)	(0.02)	(1.75)	(1.77)	7.59	3.97%	14,315	1.12%	1.09%	0.01%
9/30/18	8.10	0.02	1.87	1.89	(0.05)	(0.56)	(0.61)	9.38	24.56%	12,307	1.08%	1.00%	0.25%
9/30/17	7.72	0.06	1.32	1.38	(0.06)	(0.94)	(1.00)	8.10	20.31%	10,889	1.14%	1.00%	0.77%
Class A
3/31/22[r]	$ 4.72	$ (0.02)	$ (0.31)	$ (0.33)	$ —	$ (1.73)	$ (1.73)	$ 2.66	(9.38%)[b]	$ 10,598	1.69%[a]	N/A	(1.13%)[a]
9/30/21	7.25	(0.06)	1.60	1.54	(0.00)[d]	(4.07)	(4.07)	4.72	27.60%	13,199	1.59%	N/A	(1.16%)
9/30/20	7.15	(0.04)	1.49	1.45	—	(1.35)	(1.35)	7.25	22.92%	15,843	1.44%	N/A	(0.67%)
9/30/19	8.95	(0.02)	(0.03)aa	(0.05)	—	(1.75)	(1.75)	7.15	3.67%	14,997	1.37%	1.33%	(0.23%)
9/30/18	7.75	0.00[d]	1.79	1.79	(0.03)	(0.56)	(0.59)	8.95	24.31%	18,868	1.33%	1.25%	0.00%[e]
9/30/17	7.43	0.04	1.26	1.30	(0.04)	(0.94)	(0.98)	7.75	19.91%	15,687	1.39%	1.25%	0.53%
Class R4
3/31/22[r]	$ 4.59	$ (0.02)	$ (0.30)	$ (0.32)	$ —	$ (1.73)	$ (1.73)	$ 2.54	(9.40%)[b]	$ 1,359	1.59%[a]	N/A	(1.02%)[a]
9/30/21	7.14	(0.05)	1.57	1.52	(0.00)[d]	(4.07)	(4.07)	4.59	27.79%	1,699	1.49%	N/A	(1.06%)
9/30/20	7.06	(0.04)	1.47	1.43	—	(1.35)	(1.35)	7.14	22.94%	1,662	1.34%	N/A	(0.59%)
9/30/19	8.86	(0.01)	(0.03)aa	(0.04)	(0.01)	(1.75)	(1.76)	7.06	3.87%	1,217	1.27%	1.22%	(0.08%)
9/30/18	7.68	0.01	1.77	1.78	(0.04)	(0.56)	(0.60)	8.86	24.48%	2,757	1.23%	1.15%	0.10%
9/30/17	7.39	0.05	1.25	1.30	(0.07)	(0.94)	(1.01)	7.68	20.10%	2,908	1.29%	1.15%	0.63%
Class R3
3/31/22[r]	$ 3.70	$ (0.01)	$ (0.23)	$ (0.24)	$ —	$ (1.73)	$ (1.73)	$ 1.73	(9.60%)[b]	$ 1,181	1.85%[a]	N/A	(1.28%)[a]
9/30/21	6.45	(0.05)	1.37	1.32	(0.00)[d]	(4.07)	(4.07)	3.70	27.69%	1,562	1.74%	N/A	(1.32%)
9/30/20	6.51	(0.05)	1.34	1.29	—	(1.35)	(1.35)	6.45	22.70%	2,803	1.59%	N/A	(0.82%)
9/30/19	8.34	(0.03)	(0.05)aa	(0.08)	—	(1.75)	(1.75)	6.51	3.54%	2,794	1.52%	1.48%	(0.40%)
9/30/18	7.27	(0.01)	1.67	1.66	(0.03)	(0.56)	(0.59)	8.34	24.08%	3,307	1.48%	1.40%	(0.15%)
9/30/17	7.04	0.03	1.19	1.22	(0.05)	(0.94)	(0.99)	7.27	19.93%	2,301	1.54%	1.40%	0.39%

The accompanying notes are an integral part of the financial statements.

MassMutual Blue Chip Growth Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Class I
3/31/22[r]	$ 33.66	$ (0.01)	$ (1.45)	$ (1.46)	$ —	$ (6.32)	$ (6.32)	$ 25.88	(6.04%)[b]	$ 2,513,379	0.63%[a]	(0.10%)[a]
9/30/21	28.98	(0.05)	6.11	6.06	—	(1.38)	(1.38)	33.66	21.60%	2,790,281	0.63%	(0.15%)
9/30/20	22.73	0.01	7.59	7.60	(0.09)	(1.26)	(1.35)	28.98	34.96%	2,729,246	0.64%	0.06%
9/30/19	23.37	0.07	0.59	0.66	(0.11)	(1.19)	(1.30)	22.73	3.82%	1,947,695	0.64%	0.34%
9/30/18	19.78	0.06	4.45	4.51	(0.11)	(0.81)	(0.92)	23.37	23.49%	1,799,107	0.64%	0.30%
9/30/17	16.66	0.07	3.81	3.88	(0.10)	(0.66)	(0.76)	19.78	24.41%	1,081,072	0.65%	0.38%
Class R5
3/31/22[r]	$ 33.56	$ (0.03)	$ (1.44)	$ (1.47)	$ —	$ (6.32)	$ (6.32)	$ 25.77	(6.10%)[b]	$ 501,132	0.73%[a]	(0.21%)[a]
9/30/21	28.93	(0.08)	6.09	6.01	—	(1.38)	(1.38)	33.56	21.46%	616,307	0.73%	(0.25%)
9/30/20	22.69	(0.01)	7.58	7.57	(0.07)	(1.26)	(1.33)	28.93	34.84%	604,630	0.74%	(0.04%)
9/30/19	23.32	0.05	0.59	0.64	(0.08)	(1.19)	(1.27)	22.69	3.75%	456,222	0.74%	0.24%
9/30/18	19.75	0.04	4.43	4.47	(0.09)	(0.81)	(0.90)	23.32	23.31%	503,294	0.74%	0.19%
9/30/17	16.63	0.05	3.81	3.86	(0.08)	(0.66)	(0.74)	19.75	24.33%	443,867	0.75%	0.28%
Service Class
3/31/22[r]	$ 33.18	$ (0.04)	$ (1.42)	$ (1.46)	$ —	$ (6.32)	$ (6.32)	$ 25.40	(6.14%)[b]	$ 182,553	0.83%[a]	(0.30%)[a]
9/30/21	28.64	(0.11)	6.03	5.92	—	(1.38)	(1.38)	33.18	21.36%	207,565	0.83%	(0.35%)
9/30/20	22.47	(0.04)	7.51	7.47	(0.04)	(1.26)	(1.30)	28.64	34.72%	184,567	0.84%	(0.17%)
9/30/19	23.10	0.03	0.58	0.61	(0.05)	(1.19)	(1.24)	22.47	3.61%	114,021	0.84%	0.14%
9/30/18	19.57	0.02	4.39	4.41	(0.07)	(0.81)	(0.88)	23.10	23.21%	122,916	0.84%	0.09%
9/30/17	16.49	0.03	3.77	3.80	(0.06)	(0.66)	(0.72)	19.57	24.14%	133,658	0.85%	0.18%

		Year ended September 30
	Six months ended March 31, 2022[b,r]	2021	2020	2019	2018	2017
Portfolio turnover rate	10%	20%	28%	25%	17%	27%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Administrative Class
3/31/22[r]	$ 32.58	$ (0.06)	$ (1.38)	$ (1.44)	$ —	$ (6.32)	$ (6.32)	$ 24.82	(6.20%)[b]	$ 251,931	0.93%[a]	(0.42%)[a]
9/30/21	28.18	(0.14)	5.92	5.78	—	(1.38)	(1.38)	32.58	21.21%	347,256	0.93%	(0.45%)
9/30/20	22.13	(0.06)	7.40	7.34	(0.03)	(1.26)	(1.29)	28.18	34.60%	388,847	0.94%	(0.24%)
9/30/19	22.78	0.01	0.57	0.58	(0.04)	(1.19)	(1.23)	22.13	3.51%	312,815	0.94%	0.04%
9/30/18	19.31	(0.00)[d]	4.33	4.33	(0.05)	(0.81)	(0.86)	22.78	23.08%	315,952	0.94%	(0.01%)
9/30/17	16.28	0.01	3.73	3.74	(0.05)	(0.66)	(0.71)	19.31	24.05%	257,730	0.95%	0.08%
Class A
3/31/22[r]	$ 30.82	$ (0.09)	$ (1.27)	$ (1.36)	$ —	$ (6.32)	$ (6.32)	$ 23.14	(6.30%)[b]	$ 117,677	1.18%[a]	(0.66%)[a]
9/30/21	26.79	(0.20)	5.61	5.41	—	(1.38)	(1.38)	30.82	20.91%	142,265	1.18%	(0.69%)
9/30/20	21.13	(0.11)	7.03	6.92	—	(1.26)	(1.26)	26.79	34.23%	202,794	1.18%	(0.48%)
9/30/19	21.82	(0.04)	0.54	0.50	—	(1.19)	(1.19)	21.13	3.27%	181,457	1.19%	(0.21%)
9/30/18	18.53	(0.05)	4.15	4.10	—	(0.81)	(0.81)	21.82	22.76%	198,284	1.19%	(0.26%)
9/30/17	15.65	(0.03)	3.58	3.55	(0.01)	(0.66)	(0.67)	18.53	23.73%	162,073	1.20%	(0.16%)
Class R4
3/31/22[r]	$ 30.82	$ (0.07)	$ (1.28)	$ (1.35)	$ —	$ (6.32)	$ (6.32)	$ 23.15	(6.27%)[b]	$ 107,258	1.08%[a]	(0.56%)[a]
9/30/21	26.76	(0.17)	5.61	5.44	—	(1.38)	(1.38)	30.82	21.05%	128,730	1.08%	(0.60%)
9/30/20	21.09	(0.09)	7.02	6.93	—	(1.26)	(1.26)	26.76	34.34%	121,843	1.09%	(0.38%)
9/30/19	21.78	(0.02)	0.54	0.52	(0.02)	(1.19)	(1.21)	21.09	3.38%	106,445	1.09%	(0.11%)
9/30/18	18.51	(0.03)	4.15	4.12	(0.04)	(0.81)	(0.85)	21.78	22.92%	107,811	1.09%	(0.16%)
9/30/17	15.66	(0.01)	3.57	3.56	(0.05)	(0.66)	(0.71)	18.51	23.81%	67,035	1.10%	(0.07%)
Class R3
3/31/22[r]	$ 28.32	$ (0.10)	$ (1.12)	$ (1.22)	$ —	$ (6.32)	$ (6.32)	$ 20.78	(6.37%)[b]	$ 45,184	1.33%[a]	(0.81%)[a]
9/30/21	24.76	(0.23)	5.17	4.94	—	(1.38)	(1.38)	28.32	20.72%	55,690	1.33%	(0.85%)
9/30/20	19.64	(0.13)	6.51	6.38	—	(1.26)	(1.26)	24.76	34.06%	60,548	1.33%	(0.62%)
9/30/19	20.41	(0.07)	0.49	0.42	—	(1.19)	(1.19)	19.64	3.10%	61,141	1.34%	(0.36%)
9/30/18	17.41	(0.08)	3.90	3.82	(0.01)	(0.81)	(0.82)	20.41	22.57%	60,560	1.34%	(0.41%)
9/30/17	14.78	(0.05)	3.37	3.32	(0.03)	(0.66)	(0.69)	17.41	23.59%	40,705	1.35%	(0.32%)

The accompanying notes are an integral part of the financial statements.

MassMutual Growth Opportunities Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/22[r]	$ 11.31	$ (0.02)	$ (1.94)	$ (1.96)	$ —	$ (2.48)	$ (2.48)	$ 6.87	(20.42%)[b]	$ 234,162	0.77%[a]	0.75%[a]	(0.55%)[a]
9/30/21	10.57	(0.06)	2.82	2.76	—	(2.02)	(2.02)	11.31	28.69%	304,938	0.76%	0.74%	(0.54%)
9/30/20	10.21	(0.02)	3.53	3.51	(0.06)	(3.09)	(3.15)	10.57	45.81%	248,333	0.77%	0.76%	(0.23%)
9/30/19	13.19	(0.03)	(0.29)aa	(0.32)	—	(2.66)	(2.66)	10.21	1.63%	168,427	0.76%	N/A	(0.24%)
9/30/18	11.97	(0.04)	2.81	2.77	—	(1.55)	(1.55)	13.19	25.79%	390,266	0.74%	N/A	(0.30%)
9/30/17	10.82	(0.02)	1.95	1.93	—	(0.78)	(0.78)	11.97	19.63%	378,731	0.74%	N/A	(0.18%)
Class R5
3/31/22[r]	$ 11.00	$ (0.03)	$ (1.86)	$ (1.89)	$ —	$ (2.48)	$ (2.48)	$ 6.63	(20.45%)[b]	$ 54,680	0.87%[a]	0.85%[a]	(0.65%)[a]
9/30/21	10.33	(0.07)	2.76	2.69	—	(2.02)	(2.02)	11.00	28.64%	82,696	0.86%	0.84%	(0.64%)
9/30/20	10.05	(0.03)	3.45	3.42	(0.05)	(3.09)	(3.14)	10.33	45.51%	112,882	0.87%	0.86%	(0.31%)
9/30/19	13.04	(0.04)	(0.29)aa	(0.33)	—	(2.66)	(2.66)	10.05	1.56%	127,577	0.86%	N/A	(0.36%)
9/30/18	11.87	(0.05)	2.77	2.72	—	(1.55)	(1.55)	13.04	25.58%	153,460	0.84%	N/A	(0.40%)
9/30/17	10.74	(0.03)	1.94	1.91	—	(0.78)	(0.78)	11.87	19.59%	185,795	0.84%	N/A	(0.28%)
Service Class
3/31/22[r]	$ 10.27	$ (0.03)	$ (1.72)	$ (1.75)	$ —	$ (2.48)	$ (2.48)	$ 6.04	(20.54%)[b]	$ 22,277	0.97%[a]	0.95%[a]	(0.75%)[a]
9/30/21	9.77	(0.07)	2.59	2.52	—	(2.02)	(2.02)	10.27	28.53%	30,819	0.96%	0.94%	(0.74%)
9/30/20	9.66	(0.03)	3.27	3.24	(0.04)	(3.09)	(3.13)	9.77	45.46%	31,955	0.97%	0.96%	(0.37%)
9/30/19	12.67	(0.05)	(0.30)aa	(0.35)	—	(2.66)	(2.66)	9.66	1.40%	73,129	0.96%	N/A	(0.47%)
9/30/18	11.58	(0.06)	2.70	2.64	—	(1.55)	(1.55)	12.67	25.52%	68,041	0.94%	N/A	(0.50%)
9/30/17	10.50	(0.04)	1.90	1.86	—	(0.78)	(0.78)	11.58	19.55%	74,058	0.94%	N/A	(0.38%)

		Year ended September 30
	Six months ended March 31, 2022[b,r]	2021	2020	2019	2018	2017
Portfolio turnover rate	16%	26%	47%	33%	28%	19%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
aa

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/22[r]	$ 9.34	$ (0.03)	$ (1.53)	$ (1.56)	$ —	$ (2.48)	$ (2.48)	$ 5.30	(20.58%)[b]	$ 33,691	1.07%[a]	1.05%[a]	(0.85%)[a]
9/30/21	9.06	(0.08)	2.38	2.30	—	(2.02)	(2.02)	9.34	28.30%	51,978	1.06%	1.04%	(0.84%)
9/30/20	9.17	(0.04)	3.05	3.01	(0.03)	(3.09)	(3.12)	9.06	45.29%	57,076	1.07%	1.06%	(0.52%)
9/30/19	12.19	(0.05)	(0.31)aa	(0.36)	—	(2.66)	(2.66)	9.17	1.38%	48,666	1.06%	N/A	(0.56%)
9/30/18	11.21	(0.07)	2.60	2.53	—	(1.55)	(1.55)	12.19	25.36%	56,625	1.04%	N/A	(0.60%)
9/30/17	10.21	(0.05)	1.83	1.78	—	(0.78)	(0.78)	11.21	19.31%	89,663	1.04%	N/A	(0.48%)
Class A
3/31/22[r]	$ 7.60	$ (0.03)	$ (1.18)	$ (1.21)	$ —	$ (2.48)	$ (2.48)	$ 3.91	(20.74%)[b]	$ 24,511	1.32%[a]	1.30%[a]	(1.11%)[a]
9/30/21	7.72	(0.08)	1.98	1.90	—	(2.02)	(2.02)	7.60	27.99%	38,900	1.31%	1.29%	(1.09%)
9/30/20	8.24	(0.05)	2.63	2.58	(0.01)	(3.09)	(3.10)	7.72	44.93%	41,810	1.32%	1.31%	(0.77%)
9/30/19	11.30	(0.07)	(0.33)aa	(0.40)	—	(2.66)	(2.66)	8.24	1.06%	36,629	1.31%	N/A	(0.81%)
9/30/18	10.52	(0.09)	2.42	2.33	—	(1.55)	(1.55)	11.30	25.08%	49,746	1.29%	N/A	(0.85%)
9/30/17	9.65	(0.07)	1.72	1.65	—	(0.78)	(0.78)	10.52	19.07%	76,756	1.29%	N/A	(0.73%)
Class R4
3/31/22[r]	$ 7.76	$ (0.03)	$ (1.21)	$ (1.24)	$ —	$ (2.48)	$ (2.48)	$ 4.04	(20.68%)[b]	$ 2,201	1.22%[a]	1.20%[a]	(1.01%)[a]
9/30/21	7.84	(0.08)	2.02	1.94	—	(2.02)	(2.02)	7.76	28.08%	2,721	1.21%	1.19%	(0.99%)
9/30/20	8.32	(0.04)	2.66	2.62	(0.01)	(3.09)	(3.10)	7.84	45.05%	2,777	1.22%	1.21%	(0.60%)
9/30/19	11.37	(0.06)	(0.33)aa	(0.39)	—	(2.66)	(2.66)	8.32	1.17%	9,775	1.21%	N/A	(0.71%)
9/30/18	10.57	(0.08)	2.43	2.35	—	(1.55)	(1.55)	11.37	25.17%	16,920	1.19%	N/A	(0.75%)
9/30/17	9.68	(0.06)	1.73	1.67	—	(0.78)	(0.78)	10.57	19.22%	9,200	1.19%	N/A	(0.63%)
Class R3
3/31/22[r]	$ 5.90	$ (0.02)	$ (0.84)	$ (0.86)	$ —	$ (2.48)	$ (2.48)	$ 2.56	(20.72%)[b]	$ 2,100	1.47%[a]	1.45%[a]	(1.26%)[a]
9/30/21	6.40	(0.07)	1.59	1.52	—	(2.02)	(2.02)	5.90	27.84%	2,696	1.46%	1.44%	(1.24%)
9/30/20	7.33	(0.05)	2.21	2.16	(0.00)[d]	(3.09)	(3.09)	6.40	44.85%	984	1.47%	1.46%	(0.92%)
9/30/19	10.41	(0.07)	(0.35)aa	(0.42)	—	(2.66)	(2.66)	7.33	0.95%	925	1.46%	N/A	(0.97%)
9/30/18	9.82	(0.10)	2.24	2.14	—	(1.55)	(1.55)	10.41	24.93%	976	1.44%	N/A	(1.00%)
9/30/17	9.08	(0.08)	1.60	1.52	—	(0.78)	(0.78)	9.82	18.82%	1,035	1.44%	N/A	(0.88%)

The accompanying notes are an integral part of the financial statements.

MassMutual Mid Cap Value Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/22[r]	$ 15.11	$ 0.10	$ 1.04	$ 1.14	$ (0.16)	$ (3.46)	$ (3.62)	$ 12.63	8.48%[b]	$ 119,204	0.92%[a]	0.61%[a]	1.40%[a]
9/30/21	11.24	0.18	3.87	4.05	(0.18)	—	(0.18)	15.11	36.36%	114,786	0.93%	0.70%	1.28%
9/30/20	12.42	0.20	(1.15)	(0.95)	(0.23)	—	(0.23)	11.24	(7.88%)	97,457	1.00%	0.80%	1.75%
9/30/19	14.05	0.21	(0.11)aa	0.10	(0.16)	(1.57)	(1.73)	12.42	2.92%	93,413	1.00%	0.80%	1.73%
9/30/18	15.20	0.18	0.99	1.17	(0.21)	(2.11)	(2.32)	14.05	8.30%	91,004	0.98%	0.80%	1.28%
9/30/17	13.59	0.21	1.87	2.08	(0.21)	(0.26)	(0.47)	15.20	15.51%	81,793	0.92%	0.80%	1.46%
Class R5
3/31/22[r]	$ 15.28	$ 0.09	$ 1.05	$ 1.14	$ (0.14)	$ (3.46)	$ (3.60)	$ 12.82	8.32%[b]	$ 950	1.02%[a]	0.71%[a]	1.29%[a]
9/30/21	11.36	0.17	3.91	4.08	(0.16)	—	(0.16)	15.28	36.22%	1,001	1.03%	0.79%	1.18%
9/30/20	12.55	0.20	(1.17)	(0.97)	(0.22)	—	(0.22)	11.36	(7.96%)	843	1.10%	0.90%	1.67%
9/30/19	14.15	0.20	(0.10)aa	0.10	(0.13)	(1.57)	(1.70)	12.55	2.78%	1,332	1.10%	0.90%	1.68%
9/30/18	15.28	0.16	1.02	1.18	(0.20)	(2.11)	(2.31)	14.15	8.26%	949	1.08%	0.90%	1.10%
9/30/17	13.67	0.20	1.87	2.07	(0.20)	(0.26)	(0.46)	15.28	15.32%	7,290	1.02%	0.90%	1.34%
Service Class
3/31/22[r]	$ 15.16	$ 0.08	$ 1.05	$ 1.13	$ (0.13)	$ (3.46)	$ (3.59)	$ 12.70	8.31%[b]	$ 273	1.12%[a]	0.81%[a]	1.17%[a]
9/30/21	11.28	0.16	3.88	4.04	(0.16)	—	(0.16)	15.16	36.08%	569	1.13%	0.87%	1.07%
9/30/20	12.46	0.18	(1.16)	(0.98)	(0.20)	—	(0.20)	11.28	(8.05%)	203	1.20%	1.00%	1.55%
9/30/19	14.09	0.18	(0.10)aa	0.08	(0.14)	(1.57)	(1.71)	12.46	2.73%	215	1.20%	1.00%	1.53%
9/30/18	15.24	0.17	0.97	1.14	(0.18)	(2.11)	(2.29)	14.09	8.03%	255	1.18%	1.00%	1.14%
9/30/17	13.62	0.19	1.87	2.06	(0.18)	(0.26)	(0.44)	15.24	15.29%	1,998	1.12%	1.00%	1.29%

		Year ended September 30
	Six months ended March 31, 2022[b,r]	2021	2020	2019	2018	2017
Portfolio turnover rate	97%	134%	74%	54%	98%	88%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
aa

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/22[r]	$ 15.46	$ 0.08	$ 1.07	$ 1.15	$ (0.10)	$ (3.46)	$ (3.56)	$ 13.05	8.30%[b]	$ 1,005	1.22%[a]	0.91%[a]	1.09%[a]
9/30/21	11.50	0.14	3.97	4.11	(0.15)	—	(0.15)	15.46	35.93%	1,124	1.23%	1.00%	0.98%
9/30/20	12.71	0.17	(1.19)	(1.02)	(0.19)	—	(0.19)	11.50	(8.19%)	873	1.30%	1.10%	1.46%
9/30/19	14.32	0.18	(0.10)aa	0.08	(0.12)	(1.57)	(1.69)	12.71	2.62%	889	1.30%	1.10%	1.44%
9/30/18	15.43	0.14	1.03	1.17	(0.17)	(2.11)	(2.28)	14.32	8.08%	888	1.28%	1.10%	0.97%
9/30/17	13.81	0.17	1.90	2.07	(0.19)	(0.26)	(0.45)	15.43	15.15%	811	1.22%	1.10%	1.14%
Class A
3/31/22[r]	$ 15.13	$ 0.06	$ 1.05	$ 1.11	$ —	$ (3.46)	$ (3.46)	$ 12.78	8.15%[b]	$ 1,474	1.47%[a]	1.16%[a]	0.85%[a]
9/30/21	11.27	0.10	3.88	3.98	(0.12)	—	(0.12)	15.13	35.51%	1,544	1.48%	1.26%	0.73%
9/30/20	12.47	0.14	(1.17)	(1.03)	(0.17)	—	(0.17)	11.27	(8.41%)	3,071	1.55%	1.35%	1.23%
9/30/19	14.07	0.14	(0.09)aa	0.05	(0.08)	(1.57)	(1.65)	12.47	2.41%	2,788	1.55%	1.35%	1.18%
9/30/18	15.21	0.10	1.00	1.10	(0.13)	(2.11)	(2.24)	14.07	7.73%	2,464	1.53%	1.35%	0.73%
9/30/17	13.61	0.13	1.87	2.00	(0.14)	(0.26)	(0.40)	15.21	14.83%	2,178	1.47%	1.35%	0.90%
Class R4
3/31/22[r]	$ 14.96	$ 0.07	$ 1.03	$ 1.10	$ (0.03)	$ (3.46)	$ (3.49)	$ 12.57	8.20%[b]	$ 293	1.37%[a]	1.06%[a]	0.97%[a]
9/30/21	11.14	0.11	3.84	3.95	(0.13)	—	(0.13)	14.96	35.64%	276	1.38%	1.20%	0.81%
9/30/20	12.31	0.15	(1.14)	(0.99)	(0.18)	—	(0.18)	11.14	(8.27%)	934	1.45%	1.25%	1.29%
9/30/19	13.97	0.16	(0.11)aa	0.05	(0.14)	(1.57)	(1.71)	12.31	2.48%	1,050	1.45%	1.25%	1.36%
9/30/18	15.11	0.13	0.99	1.12	(0.15)	(2.11)	(2.26)	13.97	7.89%	307	1.43%	1.25%	0.90%
9/30/17	13.54	0.14	1.85	1.99	(0.16)	(0.26)	(0.42)	15.11	14.90%	130	1.37%	1.25%	0.98%
Class R3
3/31/22[r]	$ 14.92	$ 0.05	$ 1.03	$ 1.08	$ —	$ (3.46)	$ (3.46)	$ 12.54	8.04%[b]	$ 133	1.62%[a]	1.31%[a]	0.69%[a]
9/30/21	11.10	0.07	3.84	3.91	(0.09)	—	(0.09)	14.92	35.39%	144	1.63%	1.42%	0.52%
9/30/20	12.28	0.12	(1.15)	(1.03)	(0.15)	—	(0.15)	11.10	(8.53%)	381	1.70%	1.50%	1.05%
9/30/19	13.90	0.13	(0.11)aa	0.02	(0.07)	(1.57)	(1.64)	12.28	2.19%	503	1.70%	1.50%	1.06%
9/30/18	15.06	0.08	1.00	1.08	(0.13)	(2.11)	(2.24)	13.90	7.66%	383	1.68%	1.50%	0.57%
9/30/17	13.48	0.12	1.84	1.96	(0.12)	(0.26)	(0.38)	15.06	14.70%	333	1.62%	1.50%	0.80%

The accompanying notes are an integral part of the financial statements.

MassMutual Small Cap Value Equity Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/22[r]	$ 13.05	$ 0.01	$ 0.64	$ 0.65	$ —	$ (3.12)	$ (3.12)	$ 10.58	5.27%[b]	$ 36,654	1.12%[a]	N/A	0.14%[a]
9/30/21	8.72	0.00[d]	4.68	4.68	—	(0.35)	(0.35)	13.05	54.27%	37,021	1.03%	N/A	0.04%
9/30/20	11.17	0.02	(1.39)	(1.37)	(0.03)	(1.05)	(1.08)	8.72	(14.27%)	51,492	1.05%	N/A	0.22%
9/30/19	18.11	0.05	(2.20)	(2.15)	(0.06)	(4.73)	(4.79)	11.17	(8.20%)	47,894	0.97%	0.93%	0.44%
9/30/18	18.07	0.06	2.07	2.13	(0.09)	(2.00)	(2.09)	18.11	12.92%	51,328	0.89%	0.80%	0.32%
9/30/17	16.19	0.09	2.76	2.85	(0.08)	(0.89)	(0.97)	18.07	17.90%	113,321	0.86%	0.80%	0.55%
Class R5
3/31/22[r]	$ 13.07	$ 0.00[d]	$ 0.64	$ 0.64	$ —	$ (3.12)	$ (3.12)	$ 10.59	5.16%[b]	$ 9,168	1.22%[a]	N/A	0.01%[a]
9/30/21	8.74	(0.01)	4.69	4.68	—	(0.35)	(0.35)	13.07	54.14%	11,028	1.13%	N/A	(0.07%)
9/30/20	11.19	0.01	(1.40)	(1.39)	(0.01)	(1.05)	(1.06)	8.74	(14.38%)	10,194	1.15%	N/A	0.11%
9/30/19	18.12	0.04	(2.20)	(2.16)	(0.04)	(4.73)	(4.77)	11.19	(8.26%)	16,680	1.07%	1.01%	0.31%
9/30/18	18.08	0.04	2.08	2.12	(0.08)	(2.00)	(2.08)	18.12	12.80%	42,389	0.99%	0.90%	0.24%
9/30/17	16.20	0.08	2.75	2.83	(0.06)	(0.89)	(0.95)	18.08	17.76%	43,715	0.96%	0.90%	0.44%
Service Class
3/31/22[r]	$ 13.13	$ (0.00)d,bb	$ 0.64	$ 0.64	$ —	$ (3.12)	$ (3.12)	$ 10.65	5.13%[b]	$ 3,024	1.32%[a]	N/A	(0.07%)[a]
9/30/21	8.79	(0.02)	4.71	4.69	—	(0.35)	(0.35)	13.13	53.95%	3,143	1.23%	N/A	(0.15%)
9/30/20	11.24	0.00[d]	(1.40)	(1.40)	(0.00)[d]	(1.05)	(1.05)	8.79	(14.38%)	2,572	1.25%	N/A	0.02%
9/30/19	18.15	0.03	(2.20)	(2.17)	(0.01)	(4.73)	(4.74)	11.24	(8.39%)	4,730	1.17%	1.12%	0.23%
9/30/18	18.11	0.02	2.08	2.10	(0.06)	(2.00)	(2.06)	18.15	12.66%	5,773	1.09%	1.00%	0.14%
9/30/17	16.22	0.06	2.77	2.83	(0.05)	(0.89)	(0.94)	18.11	17.71%	8,940	1.06%	1.00%	0.34%

		Year ended September 30
	Six months ended March 31, 2022[b,r]	2021	2020	2019	2018	2017
Portfolio turnover rate	25%	23%	77%	30%	24%	21%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
bb

The amount shown for a share outstanding does not correspond with the aggregate net investment income (loss) as shown on the Statement of Operations for the period due to the timing of class-specific expenses. See Note 3 for each fund’s expense structure.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/22[r]	$ 12.99	$ (0.01)bb	$ 0.63	$ 0.62	$ —	$ (3.12)	$ (3.12)	$ 10.49	5.02%[b]	$ 2,659	1.42%[a]	N/A	(0.17%)[a]
9/30/21	8.70	(0.03)	4.67	4.64	—	(0.35)	(0.35)	12.99	53.93%	2,550	1.33%	N/A	(0.25%)
9/30/20	11.16	(0.01)	(1.40)	(1.41)	—	(1.05)	(1.05)	8.70	(14.58%)	3,126	1.35%	N/A	(0.08%)
9/30/19	18.07	0.02	(2.19)	(2.17)	(0.01)	(4.73)	(4.74)	11.16	(8.45%)	3,240	1.27%	1.22%	0.13%
9/30/18	18.00	(0.00)[d]	2.07	2.07	(0.00)[d]	(2.00)	(2.00)	18.07	12.57%	5,162	1.19%	1.10%	(0.01%)
9/30/17	16.15	0.04	2.75	2.79	(0.05)	(0.89)	(0.94)	18.00	17.57%	8,977	1.16%	1.10%	0.26%
Class A
3/31/22[r]	$ 12.73	$ (0.02)bb	$ 0.62	$ 0.60	$ —	$ (3.12)	$ (3.12)	$ 10.21	4.97%[b]	$ 5,580	1.67%[a]	N/A	(0.43%)[a]
9/30/21	8.56	(0.06)	4.58	4.52	—	(0.35)	(0.35)	12.73	53.40%	6,375	1.58%	N/A	(0.50%)
9/30/20	11.01	(0.03)	(1.37)	(1.40)	—	(1.05)	(1.05)	8.56	(14.70%)	4,715	1.60%	N/A	(0.34%)
9/30/19	17.93	(0.01)	(2.18)	(2.19)	—	(4.73)	(4.73)	11.01	(8.68%)	7,990	1.52%	1.47%	(0.11%)
9/30/18	17.92	(0.03)	2.04	2.01	(0.00)[d]	(2.00)	(2.00)	17.93	12.26%	11,623	1.44%	1.35%	(0.20%)
9/30/17	16.08	0.00[d]	2.73	2.73	(0.00)[d]	(0.89)	(0.89)	17.92	17.25%	10,493	1.41%	1.35%	0.01%
Class R4
3/31/22[r]	$ 12.65	$ (0.02)bb	$ 0.62	$ 0.60	$ —	$ (3.12)	$ (3.12)	$ 10.13	4.98%[b]	$ 1,459	1.57%[a]	N/A	(0.32%)[a]
9/30/21	8.50	(0.05)	4.55	4.50	—	(0.35)	(0.35)	12.65	53.54%	1,492	1.48%	N/A	(0.41%)
9/30/20	10.93	(0.02)	(1.36)	(1.38)	—	(1.05)	(1.05)	8.50	(14.62%)	2,332	1.50%	N/A	(0.24%)
9/30/19	17.83	(0.00)[d]	(2.17)	(2.17)	—	(4.73)	(4.73)	10.93	(8.59%)	4,301	1.42%	1.38%	(0.00%)[e]
9/30/18	17.85	(0.01)	2.03	2.02	(0.04)	(2.00)	(2.04)	17.83	12.37%	3,350	1.34%	1.25%	(0.08%)
9/30/17	16.01	0.01	2.73	2.74	(0.01)	(0.89)	(0.90)	17.85	17.42%	2,491	1.31%	1.25%	0.07%
Class R3
3/31/22[r]	$ 12.49	$ (0.03)bb	$ 0.61	$ 0.58	$ —	$ (3.12)	$ (3.12)	$ 9.95	4.89%[b]	$ 792	1.82%[a]	N/A	(0.57%)[a]
9/30/21	8.41	(0.08)	4.51	4.43	—	(0.35)	(0.35)	12.49	53.27%	695	1.73%	N/A	(0.66%)
9/30/20	10.86	(0.04)	(1.36)	(1.40)	—	(1.05)	(1.05)	8.41	(14.92%)	748	1.75%	N/A	(0.47%)
9/30/19	17.79	(0.03)	(2.17)	(2.20)	—	(4.73)	(4.73)	10.86	(8.84%)	856	1.67%	1.61%	(0.27%)
9/30/18	17.81	(0.06)	2.04	1.98	—	(2.00)	(2.00)	17.79	12.14%	1,544	1.59%	1.50%	(0.34%)
9/30/17	16.00	(0.03)	2.73	2.70	—	(0.89)	(0.89)	17.81	17.14%	1,214	1.56%	1.50%	(0.18%)

The accompanying notes are an integral part of the financial statements.

MassMutual Small Company Value Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/22[r]	$ 12.69	$ 0.05	$ 0.02aa	$ 0.07	$ (0.04)	$ (1.72)	$ (1.76)	$ 11.00	0.27%[b]	$ 172,194	0.94%[a]	0.86%[a]	0.81%[a]
9/30/21	7.36	0.05	5.35	5.40	(0.07)	—	(0.07)	12.69	73.67%	179,847	0.96%	0.94%	0.48%
9/30/20	9.22	0.05	(1.41)	(1.36)	(0.07)	(0.43)	(0.50)	7.36	(15.96%)	86,121	1.00%	N/A	0.67%
9/30/19	12.04	0.07	(1.28)	(1.21)	(0.04)	(1.57)	(1.61)	9.22	(8.59%)	95,423	0.98%	0.98%[k]	0.73%
9/30/18	13.45	0.06	0.93	0.99	(0.09)	(2.31)	(2.40)	12.04	8.45%	103,334	0.95%	0.93%	0.47%
9/30/17	11.30	0.09	2.27	2.36	(0.13)	(0.08)	(0.21)	13.45	20.96%	112,070	0.95%	0.93%	0.72%
Class R5
3/31/22[r]	$ 12.78	$ 0.04	$ 0.02aa	$ 0.06	$ (0.02)	$ (1.72)	$ (1.74)	$ 11.10	0.25%[b]	$ 58,761	1.04%[a]	0.96%[a]	0.71%[a]
9/30/21	7.42	0.05	5.37	5.42	(0.06)	—	(0.06)	12.78	73.32%	65,854	1.06%	1.04%	0.40%
9/30/20	9.28	0.04	(1.41)	(1.37)	(0.06)	(0.43)	(0.49)	7.42	(15.95%)	48,006	1.10%	N/A	0.55%
9/30/19	12.10	0.06	(1.28)	(1.22)	(0.03)	(1.57)	(1.60)	9.28	(8.67%)	78,145	1.08%	1.08%[k]	0.64%
9/30/18	13.50	0.04	0.95	0.99	(0.08)	(2.31)	(2.39)	12.10	8.35%	74,247	1.05%	1.03%	0.37%
9/30/17	11.35	0.08	2.27	2.35	(0.12)	(0.08)	(0.20)	13.50	20.77%	84,951	1.05%	1.03%	0.63%
Service Class
3/31/22[r]	$ 12.69	$ 0.04	$ 0.02aa	$ 0.06	$ (0.01)	$ (1.72)	$ (1.73)	$ 11.02	0.24%[b]	$ 8,801	1.14%[a]	1.06%[a]	0.61%[a]
9/30/21	7.37	0.03	5.34	5.37	(0.05)	—	(0.05)	12.69	73.14%	8,737	1.16%	1.14%	0.28%
9/30/20	9.23	0.04	(1.42)	(1.38)	(0.05)	(0.43)	(0.48)	7.37	(16.11%)	4,281	1.20%	N/A	0.44%
9/30/19	12.03	0.05	(1.27)	(1.22)	(0.01)	(1.57)	(1.58)	9.23	(8.70%)	6,847	1.18%	1.18%[k]	0.52%
9/30/18	13.43	0.03	0.94	0.97	(0.06)	(2.31)	(2.37)	12.03	8.25%	8,664	1.15%	1.13%	0.27%
9/30/17	11.29	0.06	2.26	2.32	(0.10)	(0.08)	(0.18)	13.43	20.65%	12,810	1.15%	1.13%	0.50%

		Year ended September 30
	Six months ended March 31, 2022[b,r]	2021	2020	2019	2018	2017
Portfolio turnover rate	22%	66%	57%	146%	65%	57%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
aa

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/22[r]	$ 12.38	$ 0.03	$ 0.02aa	$ 0.05	$ —	$ (1.72)	$ (1.72)	$ 10.71	0.13%[b]	$ 13,055	1.24%[a]	1.16%[a]	0.51%[a]
9/30/21	7.19	0.02	5.22	5.24	(0.05)	—	(0.05)	12.38	73.10%	14,862	1.26%	1.24%	0.20%
9/30/20	9.01	0.03	(1.38)	(1.35)	(0.04)	(0.43)	(0.47)	7.19	(16.15%)	12,971	1.30%	N/A	0.36%
9/30/19	11.80	0.04	(1.26)	(1.22)	(0.00)[d]	(1.57)	(1.57)	9.01	(8.88%)	11,363	1.28%	1.28%[k]	0.42%
9/30/18	13.22	0.02	0.92	0.94	(0.05)	(2.31)	(2.36)	11.80	8.14%	14,411	1.25%	1.23%	0.17%
9/30/17	11.12	0.05	2.23	2.28	(0.10)	(0.08)	(0.18)	13.22	20.53%	14,943	1.25%	1.23%	0.41%
Class A
3/31/22[r]	$ 11.83	$ 0.01	$ 0.03aa	$ 0.04	$ —	$ (1.72)	$ (1.72)	$ 10.15	0.06%[b]	$ 13,652	1.49%[a]	1.41%[a]	0.26%[a]
9/30/21	6.87	(0.01)	4.99	4.98	(0.02)	—	(0.02)	11.83	72.61%	13,826	1.51%	1.49%	(0.06%)
9/30/20	8.64	0.01	(1.33)	(1.32)	(0.02)	(0.43)	(0.45)	6.87	(16.45%)	10,694	1.55%	N/A	0.11%
9/30/19	11.40	0.01	(1.20)	(1.19)	—	(1.57)	(1.57)	8.64	(9.03%)	16,723	1.53%	1.53%[k]	0.17%
9/30/18	12.85	(0.01)	0.89	0.88	(0.02)	(2.31)	(2.33)	11.40	7.84%	21,061	1.50%	1.48%	(0.08%)
9/30/17	10.80	0.02	2.17	2.19	(0.06)	(0.08)	(0.14)	12.85	20.31%	23,325	1.50%	1.48%	0.15%
Class R4
3/31/22[r]	$ 11.65	$ 0.02	$ 0.02aa	$ 0.04	$ —	$ (1.72)	$ (1.72)	$ 9.97	0.05%[b]	$ 803	1.39%[a]	1.31%[a]	0.37%[a]
9/30/21	6.78	0.00[d]	4.91	4.91	(0.04)	—	(0.04)	11.65	72.68%	780	1.41%	1.40%	0.02%
9/30/20	8.52	0.02	(1.30)	(1.28)	(0.03)	(0.43)	(0.46)	6.78	(16.25%)	882	1.45%	N/A	0.28%
9/30/19	11.26	0.02	(1.19)	(1.17)	(0.00)[d]	(1.57)	(1.57)	8.52	(8.96%)	541	1.43%	1.43%[k]	0.27%
9/30/18	12.73	0.00[d]	0.88	0.88	(0.04)	(2.31)	(2.35)	11.26	7.95%	663	1.40%	1.38%	0.02%
9/30/17	10.74	0.03	2.15	2.18	(0.11)	(0.08)	(0.19)	12.73	20.33%	525	1.40%	1.38%	0.28%
Class R3
3/31/22[r]	$ 10.73	$ 0.01	$ 0.02aa	$ 0.03	$ —	$ (1.72)	$ (1.72)	$ 9.04	(0.05%)[b]	$ 410	1.64%[a]	1.56%[a]	0.12%[a]
9/30/21	6.23	(0.02)	4.52	4.50	—	—	—	10.73	72.23%	359	1.66%	1.64%	(0.23%)
9/30/20	7.86	(0.00)[d]	(1.20)	(1.20)	(0.00)[d]	(0.43)	(0.43)	6.23	(16.47%)	151	1.70%	N/A	(0.04%)
9/30/19	10.57	0.00[d]	(1.14)	(1.14)	—	(1.57)	(1.57)	7.86	(9.30%)	422	1.68%	1.68%[k]	0.04%
9/30/18	12.09	(0.02)	0.83	0.81	(0.02)	(2.31)	(2.33)	10.57	7.76%	418	1.65%	1.63%	(0.19%)
9/30/17	10.19	(0.00)[d]	2.05	2.05	(0.07)	(0.08)	(0.15)	12.09	20.14%	180	1.65%	1.63%	(0.03%)

The accompanying notes are an integral part of the financial statements.

MM S&P Mid Cap Index Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/22[r]	$ 17.27	$ 0.07	$ 0.41	$ 0.48	$ (0.22)	$ (1.77)	$ (1.99)	$ 15.76	2.67%[b]	$ 107,927	0.17%[a]	N/A	0.84%[a]
9/30/21	12.92	0.23	5.18	5.41	(0.19)	(0.87)	(1.06)	17.27	43.51%	125,905	0.18%	N/A	1.40%
9/30/20	13.76	0.18	(0.46)	(0.28)	(0.20)	(0.36)	(0.56)	12.92	(2.34%)	83,944	0.18%	N/A	1.38%
9/30/19	15.27	0.20	(0.75)	(0.55)	(0.22)	(0.74)	(0.96)	13.76	(2.62%)	81,697	0.18%	0.18%[n]	1.48%
9/30/18	14.31	0.21	1.72	1.93	(0.17)	(0.80)	(0.97)	15.27	14.06%	64,388	0.16%	0.16%[n]	1.43%
9/30/17	13.56	0.17	2.02	2.19	(0.22)	(1.22)	(1.44)	14.31	17.06%	48,408	0.18%	0.18%[n]	1.22%
Class R5
3/31/22[r]	$ 17.21	$ 0.06	$ 0.41	$ 0.47	$ (0.20)	$ (1.77)	$ (1.97)	$ 15.71	2.57%[b]	$ 34,280	0.27%[a]	N/A	0.76%[a]
9/30/21	12.88	0.21	5.17	5.38	(0.18)	(0.87)	(1.05)	17.21	43.33%	34,037	0.28%	N/A	1.28%
9/30/20	13.71	0.16	(0.44)	(0.28)	(0.19)	(0.36)	(0.55)	12.88	(2.34%)	22,832	0.28%	N/A	1.28%
9/30/19	15.22	0.19	(0.76)	(0.57)	(0.20)	(0.74)	(0.94)	13.71	(2.77%)	32,207	0.28%	0.28%[n]	1.41%
9/30/18	14.26	0.19	1.73	1.92	(0.16)	(0.80)	(0.96)	15.22	13.99%	22,023	0.26%	0.26%[n]	1.31%
9/30/17	13.52	0.15	2.02	2.17	(0.21)	(1.22)	(1.43)	14.26	16.94%	25,668	0.28%	0.28%[n]	1.13%
Service Class
3/31/22[r]	$ 17.10	$ 0.05	$ 0.40	$ 0.45	$ (0.17)	$ (1.77)	$ (1.94)	$ 15.61	2.53%[b]	$ 19,945	0.42%[a]	N/A	0.58%[a]
9/30/21	12.81	0.18	5.14	5.32	(0.16)	(0.87)	(1.03)	17.10	43.09%	21,699	0.43%	N/A	1.11%
9/30/20	13.64	0.14	(0.45)	(0.31)	(0.16)	(0.36)	(0.52)	12.81	(2.55%)	19,643	0.43%	N/A	1.13%
9/30/19	15.14	0.16	(0.74)	(0.58)	(0.18)	(0.74)	(0.92)	13.64	(2.87%)	21,397	0.43%	0.43%[n]	1.22%
9/30/18	14.19	0.17	1.72	1.89	(0.14)	(0.80)	(0.94)	15.14	13.82%	27,225	0.41%	0.41%[n]	1.18%
9/30/17	13.46	0.13	2.01	2.14	(0.19)	(1.22)	(1.41)	14.19	16.78%	25,968	0.43%	0.43%[n]	0.99%

		Year ended September 30
	Six months ended March 31, 2022[b,r]	2021	2020	2019	2018	2017
Portfolio turnover rate	7%	16%	18%	15%	13%	33%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
n	Expenses incurred during the period fell under the expense cap.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/22[r]	$ 17.09	$ 0.03	$ 0.42	$ 0.45	$ (0.13)	$ (1.77)	$ (1.90)	$ 15.64	2.48%[b]	$ 33,456	0.52%[a]	N/A	0.40%[a]
9/30/21	12.80	0.17	5.14	5.31	(0.15)	(0.87)	(1.02)	17.09	42.96%	50,348	0.53%	N/A	1.04%
9/30/20	13.63	0.13	(0.45)	(0.32)	(0.15)	(0.36)	(0.51)	12.80	(2.63%)	42,109	0.53%	N/A	1.03%
9/30/19	15.13	0.15	(0.75)	(0.60)	(0.16)	(0.74)	(0.90)	13.63	(3.00%)	54,062	0.53%	0.53%[n]	1.12%
9/30/18	14.19	0.16	1.70	1.86	(0.12)	(0.80)	(0.92)	15.13	13.64%	66,044	0.51%	0.51%[n]	1.07%
9/30/17	13.45	0.12	2.01	2.13	(0.17)	(1.22)	(1.39)	14.19	16.73%	60,979	0.53%	0.53%[n]	0.90%
Class A
3/31/22[r]	$ 17.06	$ 0.02	$ 0.40	$ 0.42	$ (0.09)	$ (1.77)	$ (1.86)	$ 15.62	2.36%[b]	$ 24,344	0.77%[a]	N/A	0.21%[a]
9/30/21	12.77	0.12	5.14	5.26	(0.10)	(0.87)	(0.97)	17.06	42.61%	29,885	0.78%	N/A	0.76%
9/30/20	13.60	0.10	(0.45)	(0.35)	(0.12)	(0.36)	(0.48)	12.77	(2.86%)	30,053	0.78%	N/A	0.78%
9/30/19	15.09	0.12	(0.74)	(0.62)	(0.13)	(0.74)	(0.87)	13.60	(3.24%)	36,013	0.78%	0.78%[n]	0.88%
9/30/18	14.14	0.12	1.71	1.83	(0.08)	(0.80)	(0.88)	15.09	13.42%	36,885	0.76%	0.76%[n]	0.83%
9/30/17	13.42	0.09	1.99	2.08	(0.14)	(1.22)	(1.36)	14.14	16.34%	33,142	0.78%	0.78%[n]	0.65%
Class R4
3/31/22[r]	$ 16.96	$ 0.03	$ 0.39	$ 0.42	$ (0.12)	$ (1.77)	$ (1.89)	$ 15.49	2.38%[b]	$ 66,176	0.67%[a]	N/A	0.34%[a]
9/30/21	12.70	0.14	5.11	5.25	(0.12)	(0.87)	(0.99)	16.96	42.84%	78,753	0.68%	N/A	0.87%
9/30/20	13.53	0.11	(0.46)	(0.35)	(0.12)	(0.36)	(0.48)	12.70	(2.84%)	77,572	0.68%	N/A	0.88%
9/30/19	15.02	0.13	(0.74)	(0.61)	(0.14)	(0.74)	(0.88)	13.53	(3.13%)	109,915	0.68%	0.68%[n]	0.97%
9/30/18	14.10	0.13	1.70	1.83	(0.11)	(0.80)	(0.91)	15.02	13.51%	137,402	0.66%	0.66%[n]	0.92%
9/30/17	13.39	0.10	2.00	2.10	(0.17)	(1.22)	(1.39)	14.10	16.52%	130,620	0.68%	0.68%[n]	0.76%
Class R3
3/31/22[r]	$ 16.86	$ 0.01	$ 0.39	$ 0.40	$ (0.08)	$ (1.77)	$ (1.85)	$ 15.41	2.26%[b]	$ 93,858	0.92%[a]	N/A	0.09%[a]
9/30/21	12.63	0.10	5.09	5.19	(0.09)	(0.87)	(0.96)	16.86	42.50%	115,765	0.93%	N/A	0.64%
9/30/20	13.46	0.08	(0.46)	(0.38)	(0.09)	(0.36)	(0.45)	12.63	(3.07%)	97,782	0.93%	N/A	0.63%
9/30/19	14.94	0.10	(0.74)	(0.64)	(0.10)	(0.74)	(0.84)	13.46	(3.38%)	127,756	0.93%	0.93%[n]	0.72%
9/30/18	14.04	0.10	1.69	1.79	(0.09)	(0.80)	(0.89)	14.94	13.20%	153,657	0.91%	0.91%[n]	0.67%
9/30/17	13.35	0.07	1.98	2.05	(0.14)	(1.22)	(1.36)	14.04	16.22%	144,122	0.93%	0.93%[n]	0.51%

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/22[r]	$ 16.27	$ 0.08	$ (0.90)	$ (0.82)	$ (0.16)	$ (2.77)	$ (2.93)	$ 12.52	(5.67%)[b]	$ 78,801	0.23%[a]	N/A	1.16%[a]
9/30/21	11.60	0.14	5.25	5.39	(0.16)	(0.56)	(0.72)	16.27	47.46%	98,933	0.22%	N/A	0.88%
9/30/20	12.32	0.14	(0.04)	0.10	(0.20)	(0.62)	(0.82)	11.60	0.29%	75,987	0.23%	0.22%	1.18%
9/30/19	14.72	0.17	(1.60)	(1.43)	(0.15)	(0.82)	(0.97)	12.32	(8.94%)	74,592	0.21%	0.20%	1.34%
9/30/18	14.16	0.17	1.81	1.98	(0.18)	(1.24)	(1.42)	14.72	15.17%	68,359	0.20%	0.20%[n]	1.24%
9/30/17	12.57	0.17	2.34	2.51	(0.19)	(0.73)	(0.92)	14.16	20.64%	49,853	0.22%	0.20%	1.28%
Class R5
3/31/22[r]	$ 16.25	$ 0.07	$ (0.89)	$ (0.82)	$ (0.14)	$ (2.77)	$ (2.91)	$ 12.52	(5.73%)[b]	$ 17,597	0.33%[a]	N/A	1.06%[a]
9/30/21	11.59	0.12	5.25	5.37	(0.15)	(0.56)	(0.71)	16.25	47.29%	19,313	0.32%	N/A	0.78%
9/30/20	12.31	0.12	(0.03)	0.09	(0.19)	(0.62)	(0.81)	11.59	0.18%	14,076	0.33%	0.32%	1.08%
9/30/19	14.71	0.15	(1.60)	(1.45)	(0.13)	(0.82)	(0.95)	12.31	(9.06%)	15,613	0.31%	0.30%	1.23%
9/30/18	14.15	0.16	1.81	1.97	(0.17)	(1.24)	(1.41)	14.71	15.07%	22,393	0.30%	0.30%[n]	1.13%
9/30/17	12.56	0.15	2.35	2.50	(0.18)	(0.73)	(0.91)	14.15	20.57%	16,566	0.32%	0.30%	1.18%
Service Class
3/31/22[r]	$ 16.10	$ 0.06	$ (0.88)	$ (0.82)	$ (0.12)	$ (2.77)	$ (2.89)	$ 12.39	(5.74%)[b]	$ 10,356	0.48%[a]	N/A	0.89%[a]
9/30/21	11.49	0.10	5.20	5.30	(0.13)	(0.56)	(0.69)	16.10	47.09%	13,433	0.47%	N/A	0.63%
9/30/20	12.21	0.11	(0.04)	0.07	(0.17)	(0.62)	(0.79)	11.49	0.01%	8,863	0.48%	0.47%	0.94%
9/30/19	14.58	0.13	(1.58)	(1.45)	(0.10)	(0.82)	(0.92)	12.21	(9.15%)	9,013	0.46%	0.45%	1.06%
9/30/18	14.04	0.14	1.78	1.92	(0.14)	(1.24)	(1.38)	14.58	14.86%	19,285	0.45%	0.45%[n]	0.98%
9/30/17	12.48	0.13	2.32	2.45	(0.16)	(0.73)	(0.89)	14.04	20.33%	19,390	0.47%	0.45%	1.03%

		Year ended September 30
	Six months ended March 31, 2022[b,r]	2021	2020	2019	2018	2017
Portfolio turnover rate	4%	23%	17%	16%	20%	38%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
n	Expenses incurred during the period fell under the expense cap.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/22[r]	$ 16.12	$ 0.06	$ (0.89)	$ (0.83)	$ (0.07)	$ (2.77)	$ (2.84)	$ 12.45	(5.75%)[b]	$ 23,599	0.58%[a]	N/A	0.80%[a]
9/30/21	11.50	0.08	5.22	5.30	(0.12)	(0.56)	(0.68)	16.12	46.99%	45,888	0.57%	N/A	0.53%
9/30/20	12.23	0.10	(0.05)	0.05	(0.16)	(0.62)	(0.78)	11.50	(0.13%)	44,134	0.58%	0.57%	0.83%
9/30/19	14.61	0.12	(1.58)	(1.46)	(0.10)	(0.82)	(0.92)	12.23	(9.27%)	50,106	0.56%	0.55%	0.99%
9/30/18	14.06	0.12	1.80	1.92	(0.13)	(1.24)	(1.37)	14.61	14.80%	53,624	0.55%	0.55%[n]	0.87%
9/30/17	12.50	0.12	2.32	2.44	(0.15)	(0.73)	(0.88)	14.06	20.16%	52,240	0.57%	0.55%	0.93%
Class A
3/31/22[r]	$ 16.00	$ 0.04	$ (0.88)	$ (0.84)	$ (0.04)	$ (2.77)	$ (2.81)	$ 12.35	(5.90%)[b]	$ 14,350	0.83%[a]	N/A	0.55%[a]
9/30/21	11.42	0.04	5.18	5.22	(0.08)	(0.56)	(0.64)	16.00	46.55%	19,825	0.82%	N/A	0.28%
9/30/20	12.15	0.07	(0.05)	0.02	(0.13)	(0.62)	(0.75)	11.42	(0.37%)	19,730	0.83%	0.82%	0.58%
9/30/19	14.51	0.09	(1.56)	(1.47)	(0.07)	(0.82)	(0.89)	12.15	(9.45%)	23,469	0.81%	0.80%	0.74%
9/30/18	13.97	0.09	1.79	1.88	(0.10)	(1.24)	(1.34)	14.51	14.52%	29,287	0.80%	0.80%[n]	0.63%
9/30/17	12.43	0.09	2.30	2.39	(0.12)	(0.73)	(0.85)	13.97	19.85%	23,317	0.82%	0.80%	0.68%
Class R4
3/31/22[r]	$ 15.93	$ 0.05	$ (0.88)	$ (0.83)	$ (0.07)	$ (2.77)	$ (2.84)	$ 12.26	(5.86%)[b]	$ 36,069	0.73%[a]	N/A	0.65%[a]
9/30/21	11.38	0.06	5.15	5.21	(0.10)	(0.56)	(0.66)	15.93	46.67%	53,581	0.72%	N/A	0.38%
9/30/20	12.10	0.08	(0.05)	0.03	(0.13)	(0.62)	(0.75)	11.38	(0.25%)	50,001	0.73%	0.72%	0.68%
9/30/19	14.46	0.10	(1.56)	(1.46)	(0.08)	(0.82)	(0.90)	12.10	(9.38%)	60,168	0.71%	0.70%	0.84%
9/30/18	13.94	0.10	1.78	1.88	(0.12)	(1.24)	(1.36)	14.46	14.60%	74,670	0.70%	0.70%[n]	0.73%
9/30/17	12.40	0.10	2.31	2.41	(0.14)	(0.73)	(0.87)	13.94	20.08%	63,118	0.72%	0.70%	0.76%
Class R3
3/31/22[r]	$ 15.83	$ 0.03	$ (0.88)	$ (0.85)	$ (0.03)	$ (2.77)	$ (2.80)	$ 12.18	(6.03%)[b]	$ 42,210	0.98%[a]	N/A	0.40%[a]
9/30/21	11.31	0.02	5.13	5.15	(0.07)	(0.56)	(0.63)	15.83	46.38%	55,942	0.97%	N/A	0.13%
9/30/20	12.03	0.05	(0.05)	0.00[d]	(0.10)	(0.62)	(0.72)	11.31	(0.50%)	46,256	0.98%	0.97%	0.43%
9/30/19	14.38	0.07	(1.56)	(1.49)	(0.04)	(0.82)	(0.86)	12.03	(9.63%)	55,627	0.96%	0.95%	0.59%
9/30/18	13.87	0.07	1.77	1.84	(0.09)	(1.24)	(1.33)	14.38	14.38%	70,230	0.95%	0.95%[n]	0.48%
9/30/17	12.36	0.07	2.29	2.36	(0.12)	(0.73)	(0.85)	13.87	19.73%	57,433	0.97%	0.95%	0.51%

The accompanying notes are an integral part of the financial statements.

MassMutual Mid Cap Growth Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/22[r]	$ 31.23	$ (0.04)	$ (1.91)	$ (1.95)	$ —	$ (5.95)	$ (5.95)	$ 23.33	(7.79%)[b]	$ 5,148,114	0.71%[a]	0.71%[a,k]	(0.29%)[a]
9/30/21	25.51	(0.08)	7.39	7.31	—	(1.59)	(1.59)	31.23	29.56%	6,514,823	0.70%	N/A	(0.26%)
9/30/20	23.34	0.01	3.43	3.44	(0.01)	(1.26)	(1.27)	25.51	15.23%	6,188,463	0.71%	N/A	0.03%
9/30/19	24.10	0.03	1.14	1.17	(0.01)	(1.92)	(1.93)	23.34	6.66%	5,925,776	0.71%	N/A	0.15%
9/30/18	21.92	0.01	3.59	3.60	—	(1.42)	(1.42)	24.10	17.21%	5,436,930	0.71%	N/A	0.06%
9/30/17	19.16	(0.00)[d]	3.64	3.64	(0.03)	(0.85)	(0.88)	21.92	19.83%	3,055,936	0.72%	N/A	(0.00%)[e]
Class R5
3/31/22[r]	$ 30.80	$ (0.05)	$ (1.88)	$ (1.93)	$ —	$ (5.95)	$ (5.95)	$ 22.92	(7.86%)[b]	$ 1,252,368	0.81%[a]	0.80%[a]	(0.39%)[a]
9/30/21	25.20	(0.11)	7.30	7.19	—	(1.59)	(1.59)	30.80	29.44%	1,668,653	0.80%	N/A	(0.36%)
9/30/20	23.08	(0.02)	3.40	3.38	—	(1.26)	(1.26)	25.20	15.13%	1,471,580	0.81%	N/A	(0.07%)
9/30/19	23.87	0.01	1.12	1.13	—	(1.92)	(1.92)	23.08	6.54%	1,533,487	0.81%	N/A	0.05%
9/30/18	21.75	(0.01)	3.55	3.54	—	(1.42)	(1.42)	23.87	17.06%	1,517,553	0.81%	N/A	(0.04%)
9/30/17	19.01	(0.02)	3.62	3.60	(0.01)	(0.85)	(0.86)	21.75	19.76%	1,167,243	0.82%	N/A	(0.11%)
Service Class
3/31/22[r]	$ 29.82	$ (0.06)	$ (1.80)	$ (1.86)	$ —	$ (5.95)	$ (5.95)	$ 22.01	(7.89%)[b]	$ 227,276	0.91%[a]	0.90%[a]	(0.49%)[a]
9/30/21	24.47	(0.13)	7.07	6.94	—	(1.59)	(1.59)	29.82	29.29%	325,714	0.90%	N/A	(0.46%)
9/30/20	22.47	(0.04)	3.30	3.26	—	(1.26)	(1.26)	24.47	15.00%	335,782	0.91%	N/A	(0.17%)
9/30/19	23.31	(0.01)	1.09	1.08	—	(1.92)	(1.92)	22.47	6.48%	373,475	0.91%	N/A	(0.05%)
9/30/18	21.30	(0.03)	3.46	3.43	—	(1.42)	(1.42)	23.31	16.90%	405,725	0.91%	N/A	(0.14%)
9/30/17	18.64	(0.04)	3.55	3.51	—	(0.85)	(0.85)	21.30	19.65%	252,898	0.92%	N/A	(0.20%)

		Year ended September 30
	Six months ended March 31, 2022[b,r]	2021	2020	2019	2018	2017
Portfolio turnover rate	9%	29%	37%	37%	34%	36%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/22[r]	$ 28.15	$ (0.07)	$ (1.67)	$ (1.74)	$ —	$ (5.95)	$ (5.95)	$ 20.46	(7.94%)[b]	$ 191,713	1.01%[a]	1.00%[a]	(0.59%)[a]
9/30/21	23.20	(0.15)	6.69	6.54	—	(1.59)	(1.59)	28.15	29.16%	246,666	1.00%	N/A	(0.56%)
9/30/20	21.38	(0.06)	3.14	3.08	—	(1.26)	(1.26)	23.20	14.92%	261,188	1.01%	N/A	(0.27%)
9/30/19	22.32	(0.03)	1.01	0.98	—	(1.92)	(1.92)	21.38	6.31%	290,024	1.01%	N/A	(0.15%)
9/30/18	20.46	(0.05)	3.33	3.28	—	(1.42)	(1.42)	22.32	16.85%	337,284	1.01%	N/A	(0.25%)
9/30/17	17.96	(0.06)	3.41	3.35	—	(0.85)	(0.85)	20.46	19.49%	339,090	1.02%	N/A	(0.30%)
Class A
3/31/22[r]	$ 25.35	$ (0.09)	$ (1.46)	$ (1.55)	$ —	$ (5.95)	$ (5.95)	$ 17.85	(8.05%)[b]	$ 125,046	1.26%[a]	1.26%[a,k]	(0.84%)[a]
9/30/21	21.08	(0.20)	6.06	5.86	—	(1.59)	(1.59)	25.35	28.86%	167,114	1.25%	N/A	(0.81%)
9/30/20	19.58	(0.10)	2.86	2.76	—	(1.26)	(1.26)	21.08	14.64%	196,756	1.26%	N/A	(0.52%)
9/30/19	20.67	(0.07)	0.90	0.83	—	(1.92)	(1.92)	19.58	6.06%	226,723	1.26%	N/A	(0.40%)
9/30/18	19.10	(0.10)	3.09	2.99	—	(1.42)	(1.42)	20.67	16.52%	272,769	1.26%	N/A	(0.50%)
9/30/17	16.86	(0.10)	3.19	3.09	—	(0.85)	(0.85)	19.10	19.21%	274,719	1.27%	N/A	(0.55%)
Class R4
3/31/22[r]	$ 25.63	$ (0.08)	$ (1.48)	$ (1.56)	$ —	$ (5.95)	$ (5.95)	$ 18.12	(7.99%)[b]	$ 82,762	1.16%[a]	1.15%[a]	(0.75%)[a]
9/30/21	21.28	(0.17)	6.11	5.94	—	(1.59)	(1.59)	25.63	28.97%	155,374	1.15%	N/A	(0.72%)
9/30/20	19.74	(0.08)	2.88	2.80	—	(1.26)	(1.26)	21.28	14.73%	176,500	1.16%	N/A	(0.42%)
9/30/19	20.80	(0.06)	0.92	0.86	—	(1.92)	(1.92)	19.74	6.18%	222,247	1.16%	N/A	(0.29%)
9/30/18	19.19	(0.08)	3.11	3.03	—	(1.42)	(1.42)	20.80	16.65%	229,517	1.16%	N/A	(0.39%)
9/30/17	16.92	(0.08)	3.20	3.12	—	(0.85)	(0.85)	19.19	19.33%	125,717	1.17%	N/A	(0.46%)
Class R3
3/31/22[r]	$ 22.84	$ (0.09)	$ (1.27)	$ (1.36)	$ —	$ (5.95)	$ (5.95)	$ 15.53	(8.10%)[b]	$ 25,897	1.41%[a]	1.41%[a,k]	(0.99%)[a]
9/30/21	19.16	(0.21)	5.48	5.27	—	(1.59)	(1.59)	22.84	28.65%	31,715	1.40%	N/A	(0.96%)
9/30/20	17.93	(0.12)	2.61	2.49	—	(1.26)	(1.26)	19.16	14.48%	31,065	1.41%	N/A	(0.67%)
9/30/19	19.14	(0.09)	0.80	0.71	—	(1.92)	(1.92)	17.93	5.91%	32,770	1.41%	N/A	(0.54%)
9/30/18	17.81	(0.12)	2.87	2.75	—	(1.42)	(1.42)	19.14	16.36%	35,471	1.41%	N/A	(0.64%)
9/30/17	15.80	(0.11)	2.97	2.86	—	(0.85)	(0.85)	17.81	19.04%	27,527	1.42%	N/A	(0.70%)

The accompanying notes are an integral part of the financial statements.

MassMutual Small Cap Growth Equity Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Class I
3/31/22[r]	$ 20.88	$ (0.01)	$ (1.42)	$ (1.43)	$ —	$ (4.49)	$ (4.49)	$ 14.96	(8.27%)[b]	$ 464,711	0.86%[a]	(0.08%)[a]
9/30/21	16.42	(0.07)	5.93	5.86	—	(1.40)	(1.40)	20.88	36.62%	487,031	0.86%	(0.37%)
9/30/20	15.30	(0.03)	2.97	2.94	(0.14)	(1.68)	(1.82)	16.42	20.54%	342,888	0.87%	(0.19%)
9/30/19	19.08	(0.01)	(1.04)	(1.05)	—	(2.73)	(2.73)	15.30	(2.31%)	269,356	0.86%	(0.05%)
9/30/18	15.74	(0.03)	4.24	4.21	—	(0.87)	(0.87)	19.08	27.96%	385,194	0.85%	(0.15%)
9/30/17	13.05	(0.01)	2.70	2.69	—	—	—	15.74	20.61%	306,490	0.86%	(0.05%)
Class R5
3/31/22[r]	$ 20.47	$ (0.02)	$ (1.39)	$ (1.41)	$ —	$ (4.49)	$ (4.49)	$ 14.57	(8.29%)[b]	$ 112,898	0.96%[a]	(0.20%)[a]
9/30/21	16.13	(0.09)	5.83	5.74	—	(1.40)	(1.40)	20.47	36.53%	155,912	0.96%	(0.47%)
9/30/20	15.06	(0.04)	2.91	2.87	(0.12)	(1.68)	(1.80)	16.13	20.40%	134,136	0.97%	(0.29%)
9/30/19	18.85	(0.02)	(1.04)	(1.06)	—	(2.73)	(2.73)	15.06	(2.40%)	128,280	0.96%	(0.14%)
9/30/18	15.57	(0.04)	4.19	4.15	—	(0.87)	(0.87)	18.85	27.87%	142,284	0.95%	(0.25%)
9/30/17	12.93	(0.02)	2.66	2.64	—	—	—	15.57	20.42%	119,338	0.96%	(0.15%)
Service Class
3/31/22[r]	$ 18.89	$ (0.02)	$ (1.27)	$ (1.29)	$ —	$ (4.49)	$ (4.49)	$ 13.11	(8.29%)[b]	$ 29,052	1.06%[a]	(0.30%)[a]
9/30/21	14.99	(0.10)	5.40	5.30	—	(1.40)	(1.40)	18.89	36.36%	36,258	1.06%	(0.57%)
9/30/20	14.12	(0.05)	2.71	2.66	(0.11)	(1.68)	(1.79)	14.99	20.26%	31,977	1.07%	(0.39%)
9/30/19	17.89	(0.03)	(1.01)	(1.04)	—	(2.73)	(2.73)	14.12	(2.43%)	34,404	1.06%	(0.23%)
9/30/18	14.84	(0.06)	3.98	3.92	—	(0.87)	(0.87)	17.89	27.69%	33,978	1.05%	(0.34%)
9/30/17	12.33	(0.03)	2.54	2.51	—	—	—	14.84	20.36%	34,017	1.06%	(0.25%)

		Year ended September 30
	Six months ended March 31, 2022[b,r]	2021	2020	2019	2018	2017
Portfolio turnover rate	34%	81%	79%	71%	85%	86%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Administrative Class
3/31/22[r]	$ 17.21	$ (0.03)	$ (1.12)	$ (1.15)	$ —	$ (4.49)	$ (4.49)	$ 11.57	(8.38%)[b]	$ 25,178	1.16%[a]	(0.39%)[a]
9/30/21	13.77	(0.11)	4.95	4.84	—	(1.40)	(1.40)	17.21	36.23%	29,715	1.16%	(0.67%)
9/30/20	13.10	(0.06)	2.51	2.45	(0.10)	(1.68)	(1.78)	13.77	20.16%	29,067	1.17%	(0.49%)
9/30/19	16.87	(0.04)	(1.00)	(1.04)	—	(2.73)	(2.73)	13.10	(2.60%)	28,372	1.16%	(0.34%)
9/30/18	14.05	(0.07)	3.76	3.69	—	(0.87)	(0.87)	16.87	27.60%	35,642	1.15%	(0.45%)
9/30/17	11.69	(0.04)	2.40	2.36	—	—	—	14.05	20.19%	30,295	1.16%	(0.35%)
Class A
3/31/22[r]	$ 14.36	$ (0.04)	$ (0.88)	$ (0.92)	$ —	$ (4.49)	$ (4.49)	$ 8.95	(8.44%)[b]	$ 24,851	1.41%[a]	(0.64%)[a]
9/30/21	11.71	(0.13)	4.18	4.05	—	(1.40)	(1.40)	14.36	35.83%	31,656	1.41%	(0.91%)
9/30/20	11.38	(0.08)	2.16	2.08	(0.07)	(1.68)	(1.75)	11.71	19.94%	34,699	1.42%	(0.74%)
9/30/19	15.14	(0.07)	(0.96)	(1.03)	—	(2.73)	(2.73)	11.38	(2.87%)	33,997	1.41%	(0.59%)
9/30/18	12.72	(0.09)	3.38	3.29	—	(0.87)	(0.87)	15.14	27.33%	43,682	1.40%	(0.70%)
9/30/17	10.61	(0.07)	2.18	2.11	—	—	—	12.72	19.89%	35,240	1.41%	(0.60%)
Class R4
3/31/22[r]	$ 14.53	$ (0.03)	$ (0.90)	$ (0.93)	$ —	$ (4.49)	$ (4.49)	$ 9.11	(8.47%)[b]	$ 14,819	1.31%[a]	(0.54%)[a]
9/30/21	11.82	(0.12)	4.23	4.11	—	(1.40)	(1.40)	14.53	36.02%	17,129	1.31%	(0.82%)
9/30/20	11.48	(0.07)	2.18	2.11	(0.09)	(1.68)	(1.77)	11.82	20.01%	15,517	1.32%	(0.65%)
9/30/19	15.23	(0.06)	(0.96)	(1.02)	—	(2.73)	(2.73)	11.48	(2.76%)	12,843	1.31%	(0.49%)
9/30/18	12.78	(0.08)	3.40	3.32	—	(0.87)	(0.87)	15.23	27.44%	13,972	1.30%	(0.60%)
9/30/17	10.65	(0.06)	2.19	2.13	—	—	—	12.78	20.00%	5,081	1.31%	(0.50%)
Class R3
3/31/22[r]	$ 11.72	$ (0.03)	$ (0.68)	$ (0.71)	$ —	$ (4.49)	$ (4.49)	$ 6.52	(8.59%)[b]	$ 4,404	1.56%[a]	(0.78%)[a]
9/30/21	9.78	(0.12)	3.46	3.34	—	(1.40)	(1.40)	11.72	35.63%	4,813	1.56%	(1.07%)
9/30/20	9.79	(0.08)	1.82	1.74	(0.07)	(1.68)	(1.75)	9.78	19.66%	3,930	1.57%	(0.90%)
9/30/19	13.51	(0.07)	(0.92)	(0.99)	—	(2.73)	(2.73)	9.79	(2.94%)	2,728	1.56%	(0.73%)
9/30/18	11.46	(0.10)	3.02	2.92	—	(0.87)	(0.87)	13.51	27.10%	2,622	1.55%	(0.85%)
9/30/17	9.57	(0.08)	1.97	1.89	—	—	—	11.46	19.75%	2,199	1.56%	(0.75%)

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000)’s	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/22[r]	$ 14.47	$ 0.13	$ (0.63)	$ (0.50)	$ (0.52)	$ (0.80)	$ (1.32)	$ 12.65	(3.87%)[b]	$ 60,876	0.30%[a]	N/A	1.96%[a]
9/30/21	11.96	0.35	2.59	2.94	(0.29)	(0.14)	(0.43)	14.47	24.95%	74,969	0.31%	N/A	2.48%
9/30/20	12.34	0.27	(0.20)	0.07	(0.39)	(0.06)	(0.45)	11.96	0.35%	63,542	0.25%	0.25%[n]	2.27%
9/30/19	13.12	0.39	(0.61)	(0.22)	(0.34)	(0.22)	(0.56)	12.34	(1.15%)	56,770	0.23%	0.23%[n]	3.20%
9/30/18	13.40	0.38	(0.05)	0.33	(0.43)	(0.18)	(0.61)	13.12	2.49%	46,834	0.32%	0.25%	2.82%
9/30/17	12.10	0.32	1.80	2.12	(0.61)	(0.21)	(0.82)	13.40	18.96%	39,255	0.31%	0.25%	2.72%
Class R5
3/31/22[r]	$ 14.46	$ 0.13	$ (0.63)	$ (0.50)	$ (0.51)	$ (0.80)	$ (1.31)	$ 12.65	(3.89%)[b]	$ 14,983	0.40%[a]	N/A	1.91%[a]
9/30/21	11.95	0.32	2.60	2.92	(0.27)	(0.14)	(0.41)	14.46	24.83%	16,476	0.41%	N/A	2.30%
9/30/20	12.33	0.25	(0.19)	0.06	(0.38)	(0.06)	(0.44)	11.95	0.29%	15,217	0.35%	0.35%[n]	2.09%
9/30/19	13.11	0.36	(0.60)	(0.24)	(0.32)	(0.22)	(0.54)	12.33	(1.26%)	22,402	0.33%	0.33%[n]	3.00%
9/30/18	13.39	0.36	(0.04)	0.32	(0.42)	(0.18)	(0.60)	13.11	2.38%	12,947	0.42%	0.35%	2.69%
9/30/17	12.09	0.26	1.85	2.11	(0.60)	(0.21)	(0.81)	13.39	18.87%	13,724	0.41%	0.35%	2.13%
Service Class
3/31/22[r]	$ 14.50	$ 0.12	$ (0.64)	$ (0.52)	$ (0.49)	$ (0.80)	$ (1.29)	$ 12.69	(4.03%)[b]	$ 3,846	0.55%[a]	N/A	1.76%[a]
9/30/21	11.98	0.31	2.60	2.91	(0.25)	(0.14)	(0.39)	14.50	24.68%	4,191	0.56%	N/A	2.23%
9/30/20	12.28	0.24	(0.22)	0.02	(0.26)	(0.06)	(0.32)	11.98	0.02%	3,671	0.50%	0.50%[n]	2.01%
9/30/19	13.05	0.32	(0.56)	(0.24)	(0.31)	(0.22)	(0.53)	12.28	(1.31%)	3,340	0.48%	0.48%[n]	2.66%
9/30/18	13.33	0.31	(0.01)	0.30	(0.40)	(0.18)	(0.58)	13.05	2.26%	27,218	0.57%	0.50%	2.31%
9/30/17	12.05	0.32	1.75	2.07	(0.58)	(0.21)	(0.79)	13.33	18.58%	25,208	0.56%	0.50%	2.62%

		Year ended September 30
	Six months ended March 31, 2022[b,r]	2021	2020	2019	2018	2017
Portfolio turnover rate	2%	5%	9%	7%	15%	35%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
n	Expenses incurred during the period fell under the expense cap.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000)’s	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/22[r]	$ 14.36	$ 0.11	$ (0.63)	$ (0.52)	$ (0.46)	$ (0.80)	$ (1.26)	$ 12.58	(4.05%)[b]	$ 21,017	0.65%[a]	N/A	1.61%[a]
9/30/21	11.87	0.28	2.59	2.87	(0.24)	(0.14)	(0.38)	14.36	24.54%	25,078	0.66%	N/A	2.00%
9/30/20	12.26	0.21	(0.19)	0.02	(0.35)	(0.06)	(0.41)	11.87	(0.04%)	32,706	0.60%	0.60%[n]	1.81%
9/30/19	13.03	0.33	(0.59)	(0.26)	(0.29)	(0.22)	(0.51)	12.26	(1.49%)	40,745	0.58%	0.58%[n]	2.78%
9/30/18	13.31	0.31	(0.03)	0.28	(0.38)	(0.18)	(0.56)	13.03	2.15%	38,753	0.67%	0.60%	2.31%
9/30/17	12.03	0.29	1.77	2.06	(0.57)	(0.21)	(0.78)	13.31	18.48%	43,896	0.66%	0.60%	2.39%
Class A
3/31/22[r]	$ 14.33	$ 0.09	$ (0.63)	$ (0.54)	$ (0.43)	$ (0.80)	$ (1.23)	$ 12.56	(4.23%)[b]	$ 13,932	0.90%[a]	N/A	1.39%[a]
9/30/21	11.83	0.26	2.57	2.83	(0.19)	(0.14)	(0.33)	14.33	24.25%	16,157	0.91%	N/A	1.85%
9/30/20	12.22	0.19	(0.20)	(0.01)	(0.32)	(0.06)	(0.38)	11.83	(0.29%)	19,156	0.85%	0.85%[n]	1.62%
9/30/19	12.98	0.31	(0.59)	(0.28)	(0.26)	(0.22)	(0.48)	12.22	(1.66%)	23,948	0.83%	0.83%[n]	2.59%
9/30/18	13.27	0.28	(0.03)	0.25	(0.36)	(0.18)	(0.54)	12.98	1.87%	22,344	0.92%	0.85%	2.15%
9/30/17	12.00	0.26	1.76	2.02	(0.54)	(0.21)	(0.75)	13.27	18.16%	18,255	0.91%	0.85%	2.17%
Class R4
3/31/22[r]	$ 14.25	$ 0.09	$ (0.62)	$ (0.53)	$ (0.44)	$ (0.80)	$ (1.24)	$ 12.48	(4.14%)[b]	$ 19,553	0.80%[a]	N/A	1.35%[a]
9/30/21	11.78	0.26	2.57	2.83	(0.22)	(0.14)	(0.36)	14.25	24.37%	29,780	0.81%	N/A	1.91%
9/30/20	12.16	0.20	(0.20)	0.00[d]	(0.32)	(0.06)	(0.38)	11.78	(0.18%)	34,159	0.75%	0.75%[n]	1.70%
9/30/19	12.92	0.31	(0.58)	(0.27)	(0.27)	(0.22)	(0.49)	12.16	(1.56%)	41,622	0.73%	0.73%[n]	2.65%
9/30/18	13.21	0.30	(0.04)	0.26	(0.37)	(0.18)	(0.55)	12.92	1.95%	48,486	0.82%	0.75%	2.25%
9/30/17	11.96	0.29	1.74	2.03	(0.57)	(0.21)	(0.78)	13.21	18.31%	45,031	0.81%	0.75%	2.39%
Class R3
3/31/22[r]	$ 14.18	$ 0.08	$ (0.62)	$ (0.54)	$ (0.41)	$ (0.80)	$ (1.21)	$ 12.43	(4.22%)[b]	$ 24,849	1.05%[a]	N/A	1.16%[a]
9/30/21	11.73	0.23	2.55	2.78	(0.19)	(0.14)	(0.33)	14.18	24.02%	33,013	1.06%	N/A	1.68%
9/30/20	12.11	0.17	(0.20)	(0.03)	(0.29)	(0.06)	(0.35)	11.73	(0.41%)	32,240	1.00%	1.00%[n]	1.43%
9/30/19	12.87	0.28	(0.58)	(0.30)	(0.24)	(0.22)	(0.46)	12.11	(1.86%)	40,853	0.98%	0.98%[n]	2.39%
9/30/18	13.17	0.26	(0.04)	0.22	(0.34)	(0.18)	(0.52)	12.87	1.69%	45,563	1.07%	1.00%	2.01%
9/30/17	11.93	0.25	1.75	2.00	(0.55)	(0.21)	(0.76)	13.17	18.05%	40,921	1.06%	1.00%	2.06%

The accompanying notes are an integral part of the financial statements.

MassMutual Overseas Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/22[r]	$ 10.17	$ 0.04	$ (0.35)	$ (0.31)	$ (0.15)	$ (0.84)	$ (0.99)	$ 8.87	(3.70%)[b]	$ 329,588	0.89%[a]	0.79%[a]	0.86%[a]
9/30/21	7.99	0.12	2.27	2.39	(0.05)	(0.16)	(0.21)	10.17	30.17%	383,223	0.88%	0.79%	1.23%
9/30/20	8.35	0.05	(0.07)	(0.02)	(0.19)	(0.15)	(0.34)	7.99	(0.59%)	370,549	0.89%	0.83%	0.68%
9/30/19	9.42	0.20	(0.34)	(0.14)	(0.15)	(0.78)	(0.93)	8.35	0.01%	348,467	0.87%	N/A	2.42%
9/30/18	9.61	0.16	(0.16)	0.00[d]	(0.19)	—	(0.19)	9.42	(0.02%)	362,074	0.92%	N/A	1.68%
9/30/17	7.88	0.15	1.76	1.91	(0.18)	—	(0.18)	9.61	24.71%	318,534	0.93%	N/A	1.70%
Class R5
3/31/22[r]	$ 10.21	$ 0.04	$ (0.37)	$ (0.33)	$ (0.13)	$ (0.84)	$ (0.97)	$ 8.91	(3.79%)[b]	$ 121,573	0.99%[a]	0.89%[a]	0.78%[a]
9/30/21	8.02	0.11	2.28	2.39	(0.04)	(0.16)	(0.20)	10.21	30.07%	158,046	0.98%	0.89%	1.11%
9/30/20	8.38	0.05	(0.08)	(0.03)	(0.18)	(0.15)	(0.33)	8.02	(0.67%)	132,845	0.99%	0.94%	0.58%
9/30/19	9.45	0.19	(0.34)	(0.15)	(0.14)	(0.78)	(0.92)	8.38	(0.14%)	122,168	0.97%	N/A	2.34%
9/30/18	9.64	0.15	(0.16)	(0.01)	(0.18)	—	(0.18)	9.45	(0.11%)	134,803	1.02%	N/A	1.54%
9/30/17	7.90	0.13	1.78	1.91	(0.17)	—	(0.17)	9.64	24.64%	154,039	1.03%	N/A	1.52%
Service Class
3/31/22[r]	$ 10.14	$ 0.03	$ (0.36)	$ (0.33)	$ (0.12)	$ (0.84)	$ (0.96)	$ 8.85	(3.82%)[b]	$ 43,034	1.09%[a]	0.99%[a]	0.67%[a]
9/30/21	7.97	0.10	2.26	2.36	(0.03)	(0.16)	(0.19)	10.14	29.91%	45,454	1.08%	0.99%	1.02%
9/30/20	8.33	0.04	(0.08)	(0.04)	(0.17)	(0.15)	(0.32)	7.97	(0.79%)	37,997	1.09%	1.03%	0.49%
9/30/19	9.39	0.18	(0.33)	(0.15)	(0.13)	(0.78)	(0.91)	8.33	(0.15%)	36,489	1.07%	N/A	2.27%
9/30/18	9.58	0.14	(0.16)	(0.02)	(0.17)	—	(0.17)	9.39	(0.22%)	39,149	1.12%	N/A	1.45%
9/30/17	7.86	0.11	1.77	1.88	(0.16)	—	(0.16)	9.58	24.39%	45,240	1.13%	N/A	1.26%

		Year ended September 30
	Six months ended March 31, 2022[b,r]	2021	2020	2019	2018	2017
Portfolio turnover rate	9%	27%	34%	27%	46%	29%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
bb

The amount shown for a share outstanding does not correspond with the aggregate net investment income (loss) as shown on the Statement of Operations for the period due to the timing of class-specific expenses. See Note 3 for each fund’s expense structure.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/22[r]	$ 10.24	$ 0.03	$ (0.37)	$ (0.34)	$ (0.11)	$ (0.84)	$ (0.95)	$ 8.95	(3.88%)[b]	$ 17,231	1.19%[a]	1.09%[a]	0.57%[a]
9/30/21	8.05	0.08	2.30	2.38	(0.03)	(0.16)	(0.19)	10.24	29.72%	19,735	1.18%	1.09%	0.81%
9/30/20	8.40	0.03	(0.07)	(0.04)	(0.16)	(0.15)	(0.31)	8.05	(0.77%)	19,034	1.19%	1.14%	0.38%
9/30/19	9.46	0.17	(0.33)	(0.16)	(0.12)	(0.78)	(0.90)	8.40	(0.32%)	21,563	1.17%	N/A	2.03%
9/30/18	9.65	0.13	(0.16)	(0.03)	(0.16)	—	(0.16)	9.46	(0.33%)	31,199	1.22%	N/A	1.31%
9/30/17	7.92	0.12	1.76	1.88	(0.15)	—	(0.15)	9.65	24.22%	40,543	1.23%	N/A	1.40%
Class A
3/31/22[r]	$ 9.98	$ 0.01	$ (0.34)	$ (0.33)	$ (0.08)	$ (0.84)	$ (0.92)	$ 8.73	(3.94%)[b]	$ 19,102	1.44%[a]	1.34%[a]	0.31%[a]
9/30/21	7.85	0.06	2.24	2.30	(0.01)	(0.16)	(0.17)	9.98	29.45%	24,231	1.43%	1.34%	0.59%
9/30/20	8.21	0.01	(0.08)	(0.07)	(0.14)	(0.15)	(0.29)	7.85	(1.17%)	30,721	1.44%	1.38%	0.17%
9/30/19	9.25	0.15	(0.32)	(0.17)	(0.09)	(0.78)	(0.87)	8.21	(0.48%)	29,537	1.42%	N/A	1.86%
9/30/18	9.44	0.11	(0.16)	(0.05)	(0.14)	—	(0.14)	9.25	(0.60%)	41,179	1.47%	N/A	1.11%
9/30/17	7.75	0.09	1.73	1.82	(0.13)	—	(0.13)	9.44	23.89%	49,218	1.48%	N/A	1.09%
Class R4
3/31/22[r]	$ 9.75	$ 0.02	$ (0.34)	$ (0.32)	$ (0.10)	$ (0.84)	$ (0.94)	$ 8.49	(3.88%)[b]	$ 20,066	1.34%[a]	1.24%[a]	0.42%[a]
9/30/21	7.68	0.07	2.18	2.25	(0.02)	(0.16)	(0.18)	9.75	29.46%	20,875	1.33%	1.24%	0.70%
9/30/20	8.03	0.02	(0.06)	(0.04)	(0.16)	(0.15)	(0.31)	7.68	(0.90%)	18,019	1.34%	1.28%	0.28%
9/30/19	9.10	0.17	(0.34)	(0.17)	(0.12)	(0.78)	(0.90)	8.03	(0.51%)	14,876	1.32%	N/A	2.14%
9/30/18	9.30	0.12	(0.16)	(0.04)	(0.16)	—	(0.16)	9.10	(0.48%)	12,903	1.37%	N/A	1.23%
9/30/17	7.64	0.10	1.70	1.80	(0.14)	—	(0.14)	9.30	24.05%	7,779	1.38%	N/A	1.26%
Class R3
3/31/22[r]	$ 9.85	$ 0.01	$ (0.35)	$ (0.34)	$ (0.07)	$ (0.84)	$ (0.91)	$ 8.60	(4.03%)[b]	$ 6,333	1.59%[a]	1.49%[a]	0.17%[a]
9/30/21	7.76	0.05	2.21	2.26	(0.01)	(0.16)	(0.17)	9.85	29.29%	6,971	1.58%	1.49%	0.51%
9/30/20	8.11	(0.00)[d]	(0.07)	(0.07)	(0.13)	(0.15)	(0.28)	7.76	(1.19%)	6,093	1.59%	1.53%	(0.03%)
9/30/19	9.17	0.15	(0.34)	(0.19)	(0.09)	(0.78)	(0.87)	8.11	(0.72%)	3,382	1.57%	N/A	1.86%
9/30/18	9.37	0.10	(0.17)	(0.07)	(0.13)	—	(0.13)	9.17	(0.75%)	3,947	1.62%	N/A	1.08%
9/30/17	7.70	0.08	1.72	1.80	(0.13)	—	(0.13)	9.37	23.73%	3,267	1.63%	N/A	1.00%

The accompanying notes are an integral part of the financial statements.

MassMutual Select T. Rowe Price International Equity Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000)’s	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/22[r]	$ 11.71	$ 0.12	$ (0.79)	$ (0.67)	$ (0.32)	$ (0.16)	$ (0.48)	$ 10.56	(5.95%)[b]	$ 1,689,727	0.07%[a]	0.00%[a]	2.06%[a]
9/30/21	9.51	0.27	2.10	2.37	(0.17)	—	(0.17)	11.71	25.11%	1,700,098	0.07%	0.00%	2.39%
9/30/20	9.43	0.15	0.16	0.31	(0.23)	—	(0.23)	9.51	3.11%	1,314,433	0.65%	0.55%	1.63%
9/30/19	9.70	0.26	(0.39)	(0.13)	(0.14)	—	(0.14)	9.43	(1.17%)	1,135,941	0.79%	0.67%	2.80%
9/30/18[g]	10.00	0.19	(0.49)	(0.30)	—	—	—	9.70	(3.00%)[b]	809,616	0.89%[a]	0.67%[a]	3.03%[a]

		Year ended September 30
	Six months ended March 31, 2022[b,r]	2021	2020	2019	Period ended September 30, 2018[b]
Portfolio turnover rate	14%	28%	30%	26%	24%[q]

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period February 9, 2018 (commencement of operations) through September 30, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Portfolio turnover excludes securities received from subscriptions in-kind. Securities received from subscriptions in-kind had no impact on portfolio turnover.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

1. The Funds

MassMutual Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The following are 19 series of the Trust (each individually referred to as a “Fund” or collectively as the “Funds”):

MassMutual Total Return Bond Fund (“Total Return Bond Fund”)
MassMutual Strategic Bond Fund (“Strategic Bond Fund”)
MassMutual Diversified Value Fund (“Diversified Value Fund”)
MassMutual Fundamental Value Fund (“Fundamental Value Fund”)
MM S&P 500® Index Fund (“S&P 500 Index Fund”)
MassMutual Equity Opportunities Fund (“Equity Opportunities Fund”)
MassMutual Fundamental Growth Fund (“Fundamental Growth Fund”)
MassMutual Blue Chip Growth Fund (“Blue Chip Growth Fund”)
MassMutual Growth Opportunities Fund (“Growth Opportunities Fund”)
MassMutual Mid Cap Value Fund (“Mid Cap Value Fund”)
MassMutual Small Cap Value Equity Fund (“Small Cap Value Equity Fund”)
MassMutual Small Company Value Fund (“Small Company Value Fund”)
MM S&P® Mid Cap Index Fund (“S&P Mid Cap Index Fund”)
MM Russell 2000® Small Cap Index Fund (“Russell 2000 Small Cap Index Fund”)
MassMutual Mid Cap Growth Fund (“Mid Cap Growth Fund”)
MassMutual Small Cap Growth Equity Fund (“Small Cap Growth Equity Fund”)
MM MSCI EAFE® International Index Fund (“MSCI EAFE International Index Fund”)
MassMutual Overseas Fund (“Overseas Fund”)
MassMutual Select T. Rowe Price International Equity Fund (“MM Select T. Rowe Price International Equity Fund”)

Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes and will instead fair value securities in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general

Notes to Financial Statements (Unaudited) (Continued)

oversight of the Trustees. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Trustees, and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of significant inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at its regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

1

The voting members of the Valuation Committee consist of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO, Secretary, and Assistant Secretaries) of the Trust, as well as such other members as the Trustees may from time to time designate. The non-voting members of the Valuation Committee consist of the CCO, Secretary, and Assistant Secretaries. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Financial Statements (Unaudited) (Continued)

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and any other investments fair valued using significant unobservable inputs, as described below, the fair valuation approaches used by third party service providers and/or the Funds’ subadvisers utilize one or a combination of, but not limited to, the following inputs:

Market approach: (i) recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers; (ii) recapitalizations and other transactions across the capital structure; and (iii) market multiples of comparable issuers.

Income approach: (i) future cash flows discounted to present value and adjusted as appropriate for liquidity, credit, and/or market risks; (ii) quoted prices for similar investments or assets in active markets; and (iii) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts, and/or default rates.

Cost approach: (i) audited or unaudited financial statements, investor communications, and financial or operational metrics issued by the Private Company; (ii) changes in the valuation of relevant indexes or publicly traded companies comparable to the Private Company; (iii) relevant news and other public sources; and (iv) known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method (“CVM”), an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds’ own assumptions in determining the fair value of investments)

Notes to Financial Statements (Unaudited) (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.

In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.

The Fundamental Value Fund, Fundamental Growth Fund, Growth Opportunities Fund, and Small Cap Growth Equity Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of March 31, 2022. For each Fund noted in the preceding sentence, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level, as of March 31, 2022, for the remaining Funds’ investments:

	Level 1	Level 2	Level 3		Total
Total Return Bond Fund
Asset Investments
Common Stock	$487,960	$—	$—		$487,960
Bank Loans	—	22,021,838	—		22,021,838
Corporate Debt	—	236,007,182	—	+,**	236,007,182
Municipal Obligations	—	3,482,726	—		3,482,726
Non-U.S. Government Agency Obligations	—	103,637,356	—		103,637,356
Sovereign Debt Obligations	—	9,036,691	—		9,036,691
U.S. Government Agency Obligations and Instrumentalities	—	276,162,595	—		276,162,595
U.S. Treasury Obligations	—	264,953,730	—		264,953,730
Purchased Options	97,106	—	—		97,106
Rights	—	—	—	+,**	—
Mutual Funds	73,382,484	—	—		73,382,484
Short-Term Investments	—	84,567,477	—		84,567,477
Total Investments	$73,967,550	$999,869,595	$—		$1,073,837,145
Asset Derivatives
Futures Contracts	$14,053	$—	$—		$14,053
Swap Agreements	—	725,660	—		725,660
Total	$14,053	$725,660	$—		$739,713
Liability Derivatives
Futures Contracts	$(176,153)	$—	$—		$(176,153)
Swap Agreements	—	(2,777,907)	—		(2,777,907)
Written Options	(2,340,718)	(645,052)	—		(2,985,770)
Total	$(2,516,871)	$(3,422,959)	$—		$(5,939,830)

Strategic Bond Fund
Asset Investments
Bank Loans (Less Unfunded Loan Commitments)	$—	$15,467,147	$—		$15,467,147
Corporate Debt	—	159,461,940	—		159,461,940
Municipal Obligations	—	174,298	—		174,298

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2		Level 3		Total
Strategic Bond Fund (Continued)
Asset Investments (Continued)
Non-U.S. Government Agency Obligations	$—	$49,372,696		$—		$49,372,696
Sovereign Debt Obligations	—	22,183,043		—		22,183,043
U.S. Government Agency Obligations and Instrumentalities	—	67,020,253		—		67,020,253
U.S. Treasury Obligations	—	48,961,804		—		48,961,804
Mutual Funds	2,385,545	—		—		2,385,545
Purchased Options	223,600	—		—		223,600
Short-Term Investments	—	155,025,248		—		155,025,248
Unfunded Loan Commitments***	—	(728)		—		(728)
Total Investments	$2,609,145	$517,665,701		$—		$520,274,846
Asset Derivatives
Forward Contracts	$—	$653,603		$—		$653,603
Futures Contracts	4,724,233	—		—		4,724,233
Swap Agreements	—	5,349,729		—		5,349,729
Total	$4,724,233	$6,003,332		$—		$10,727,565
Liability Derivatives
Forward Contracts	$—	$(1,590,306)		$—		$(1,590,306)
Futures Contracts	(9,985,656)	—		—		(9,985,656)
Swap Agreements	—	(594,069)		—		(594,069)
Written Options	(563,481)	—		—		(563,481)
Total	$(10,549,137)	$(2,184,375)		$—		$(12,733,512)

Diversified Value Fund
Asset Investments
Common Stock	$365,140,239	$5,047,134	*	$—		$370,187,373
Preferred Stock	1,943,964	1,553,480	*	—		3,497,444
Mutual Funds	8,976,837	—		—		8,976,837
Short-Term Investments	104	5,510,160		—		5,510,264
Total Investments	$376,061,144	$12,110,774		$—		$388,171,918

S&P 500 Index Fund
Asset Investments
Common Stock	$3,249,734,222	$—		$—		$3,249,734,222
Mutual Funds	264,754	—		—		264,754
Short-Term Investments	—	21,119,639		—		21,119,639
Total Investments	$3,249,998,976	$21,119,639		$—		$3,271,118,615
Asset Derivatives
Futures Contracts	$1,433,141	$—		$—		$1,433,141

Equity Opportunities Fund
Asset Investments
Common Stock	$718,363,093	$7,834,061	*	$—		$726,197,154
Preferred Stock	3,014,057	2,403,537	*	—		5,417,594
Mutual Funds	8,783,482	—		—		8,783,482
Short-Term Investments	156	8,133,590		—		8,133,746
Total Investments	$730,160,788	$18,371,188		$—		$748,531,976

Blue Chip Growth Fund
Asset Investments
Common Stock	$3,666,949,159	$25,020,260	*	$5,120,272	**	$3,697,089,691
Preferred Stock	—	—		3,666,684	**	3,666,684

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2		Level 3		Total
Blue Chip Growth Fund (Continued)
Asset Investments (Continued)
Mutual Funds	$3,359,023	$—		$—		$3,359,023
Short-Term Investments	100	24,331,806		—		24,331,906
Total Investments	$3,670,308,282	$49,352,066		$8,786,956		$3,728,447,304

Mid Cap Value Fund
Asset Investments
Common Stock	$117,209,495	$2,695,025	*	$—		$119,904,520
Mutual Funds	1,665,622	—		—		1,665,622
Short-Term Investments	—	991,751		—		991,751
Total Investments	$118,875,117	$3,686,776		$—		$122,561,893
Asset Derivatives
Forward Contracts	$—	$8,321		$—		$8,321
Liability Derivatives
Forward Contracts	$—	$(6,089)		$—		$(6,089)

Small Cap Value Equity Fund
Asset Investments
Common Stock	$57,435,846	$907,235	*	$—	+,**	$58,343,081
Mutual Funds	69,116	—		—		69,116
Short-Term Investments	—	1,042,125		—		1,042,125
Total Investments	$57,504,962	$1,949,360		$—		$59,454,322

Small Company Value Fund
Asset Investments
Common Stock	$265,525,239	$681,279	*	$—	+,**	$266,206,518
Mutual Funds	4,173,181	—		—		4,173,181
Short-Term Investments	—	411,309		—		411,309
Total Investments	$269,698,420	$1,092,588		$—		$270,791,008
Asset Derivatives
Forward Contracts	$—	$44		$—		$44
Liability Derivatives
Forward Contracts	$—	$(3,146)		$—		$(3,146)

S&P Mid Cap Index Fund
Asset Investments
Common Stock	$377,200,506	$—		$—		$377,200,506
Mutual Funds	3,004,853	—		—		3,004,853
Short-Term Investments	—	4,664,151		—		4,664,151
Total Investments	$380,205,359	$4,664,151		$—		$384,869,510
Asset Derivatives
Futures Contracts	$173,570	$—		$—		$173,570

Russell 2000 Small Cap Index Fund
Asset Investments
Common Stock	$219,166,191	$—		$—	+,**	$219,166,191
Warrants	—	7,498		—		7,498
Rights	—	—		10,514	**	10,514
Corporate Debt	—	980		—		980
Mutual Funds	4,779,733	—		—		4,779,733
Short-Term Investments	—	5,973,898		—		5,973,898
Total Investments	$223,945,924	$5,982,376		$10,514		$229,938,814

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3		Total
Russell 2000 Small Cap Index Fund (Continued)
Asset Derivatives
Futures Contracts	$6,571	$—	$—		$6,571

Mid Cap Growth Fund
Asset Investments
Common Stock	$6,714,056,537	$73,681,192 *	$9,187,063	**	$6,796,924,792
Preferred Stock	—	—	32,163,197	**	32,163,197
Mutual Funds	78,709,887	—	—		78,709,887
Short-Term Investments	103,919,119	113,375,556	—		217,294,675
Total Investments	$6,896,685,543	$187,056,748	$41,350,260		$7,125,092,551

MSCI EAFE International Index Fund
Asset Investments
Common Stock*
Australia	$—	$12,465,379	$—		$12,465,379
Austria	—	316,813	—		316,813
Belgium	—	1,317,717	—		1,317,717
Bermuda	—	208,432	—		208,432
Cayman Islands	450,719	732,958	—		1,183,677
Denmark	—	4,161,545	—		4,161,545
Finland	—	1,804,172	—		1,804,172
France	—	16,289,846	—		16,289,846
Germany	—	11,928,555	—		11,928,555
Hong Kong	—	3,534,525	—		3,534,525
Ireland	—	1,112,389	—		1,112,389
Israel	437,801	698,984	—		1,136,785
Italy	—	2,737,875	—		2,737,875
Japan	—	34,752,294	—		34,752,294
Luxembourg	—	469,093	—		469,093
Netherlands	490,116	8,376,223	—		8,866,339
New Zealand	—	404,628	—		404,628
Norway	—	1,212,533	—		1,212,533
Portugal	—	255,345	—		255,345
Singapore	—	1,878,810	—		1,878,810
Spain	—	3,631,971	—		3,631,971
Sweden	—	5,175,393	—		5,175,393
Switzerland	80,944	16,203,267	—		16,284,211
United Kingdom	100,525	23,698,666	—		23,799,191
Preferred Stock*
Germany	—	767,622	—		767,622
Mutual Funds	4,224,324	—	—		4,224,324
Short-Term Investments	—	1,384,605	—		1,384,605
Total Investments	$5,784,429	$155,519,640	$—		$161,304,069
Asset Derivatives
Futures Contracts	$34,134	$—	$—		$34,134
Forward Contracts		39,356			39,356
Total	$34,134	$39,356	$—		$73,490
Liability Derivatives
Futures Contracts	$(2,388)	$—	$—		$(2,388)
Forward Contracts		(83,132)			(83,132)
Total	$(2,388)	$(83,132)	$—		$(85,520)

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3		Total
Overseas Fund
Asset Investments
Common Stock*
Australia	$—	$3,903,969	$—		$3,903,969
Belgium	—	6,134,931	—		6,134,931
Canada	21,677,227	—	—		21,677,227
Cayman Islands	2,011,536	10,967,820	—		12,979,356
Denmark	—	11,362,170	—		11,362,170
Finland	—	1,230,174	—		1,230,174
France	—	94,126,912	—		94,126,912
Germany	—	85,594,484	—		85,594,484
Hong Kong	—	8,078,215	—		8,078,215
India	—	11,337,781	—		11,337,781
Indonesia	—	269,359	—		269,359
Ireland	5,684,493	4,689,573	—		10,374,066
Israel	4,751,858	—	—		4,751,858
Italy	—	12,562,951	—		12,562,951
Japan	—	55,054,063	—		55,054,063
Mexico	2,226,510	—	—		2,226,510
Netherlands	—	31,665,772	—		31,665,772
Portugal	—	2,551,810	—		2,551,810
Republic of Korea	—	2,987,774	—		2,987,774
Singapore	—	4,824,277	—		4,824,277
Spain	—	5,611,402	—		5,611,402
Sweden	—	7,858,263	—		7,858,263
Switzerland	—	74,044,018	—		74,044,018
Taiwan	5,147,316	—	—		5,147,316
United Kingdom	3,061,200	66,252,526	—		69,313,726
United States	2,135,115	—	—		2,135,115
Preferred Stock*
Republic of Korea	—	2,529,295	—		2,529,295
Mutual Funds	6,467,478	—	—		6,467,478
Short-Term Investments	—	5,928,463	—		5,928,463
Total Investments	$53,162,733	$509,566,002	$—		$562,728,735
Asset Derivatives
Forward Contracts	$—	$9,915	$—		$9,915
Liability Derivatives
Forward Contracts	$—	$(824)	$—		$(824)

MM Select T. Rowe Price International Equity Fund
Asset Investments
Common Stock*
Australia	$—	$50,663,019	$—		$50,663,019
Austria	—	8,275,642	—		8,275,642
Belgium	—	4,487,875	—		4,487,875
Bermuda	1,082,781	6,871,151	—		7,953,932
Brazil	24,219,680	—	—		24,219,680
Canada	64,466,446	—	—		64,466,446
Cayman Islands	35,686,581	52,786,783	—		88,473,364
Chile	3,961,757	—	—		3,961,757
China	—	51,371,092	—		51,371,092
Cyprus	—	—	—	+,**	—
Czech Republic	—	1,175,822	—		1,175,822

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3		Total
MM Select T. Rowe Price International Equity Fund (Continued)
Asset Investments (Continued)
Common Stock* (Continued)
Denmark	$—	$3,850,475	$—		$3,850,475
Finland	—	15,463,836	—		15,463,836
France	—	127,946,469	—		127,946,469
Germany	—	98,426,070	—		98,426,070
Hong Kong	—	28,539,763	—		28,539,763
Hungary	—	6,525,467	—		6,525,467
India	2,619,838	70,279,065	—		72,898,903
Indonesia	—	13,619,019	—		13,619,019
Ireland	1,457,171	6,786,578	—		8,243,749
Italy	1,104,785	23,641,887	—		24,746,672
Japan	—	249,589,871	—		249,589,871
Luxembourg	751,617	5,724,982	—		6,476,599
Malaysia	—	3,538,106	—		3,538,106
Mexico	16,537,900	—	—		16,537,900
Netherlands	10,609,475	88,200,550	—	+,**	98,810,025
Norway	—	15,150,102	—		15,150,102
Philippines	—	4,757,363	—		4,757,363
Poland	—	3,658,049	—		3,658,049
Portugal	—	13,099,669	—		13,099,669
Republic of Korea	2,486,111	57,472,342	—		59,958,453
Russia	—	—	—	+,**	—
Saudi Arabia	1,805,834	12,374,222	—		14,180,056
Singapore	—	19,848,797	—		19,848,797
South Africa	—	12,292,091	—		12,292,091
Spain	—	12,732,822	—		12,732,822
Sweden	427,725	16,734,093	—		17,161,818
Switzerland	—	110,349,262	—		110,349,262
Taiwan	—	59,147,691	—		59,147,691
Thailand	9,377,612	2,264,243	—		11,641,855
Turkey	142,856	—	—		142,856
United Arab Emirates	—	4,274,087	—		4,274,087
United Kingdom	41,065,610	143,414,572	—		184,480,182
United States	16,003,400	1,798,570	522,795	**	18,324,765
Preferred Stock*
Brazil	4,207,871	—	—		4,207,871
Germany	—	3,979,890	—		3,979,890
United States	—	—	31,395	**	31,395
Mutual Funds	30,782,733	—	—		30,782,733
Rights	—	—	—	+,**	—
Short-Term Investments	27,661,446	—	—		27,661,446
Total Investments	$296,459,229	$1,411,111,387	$554,190		$1,708,124,806
Liability Derivatives
Written Options	$—	$(8,595)	$—		$(8,595)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their respective foreign markets, as applicable.

**

None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund(s). Level 3 investments at March 31, 2022 in relation to net assets were not significant.

***	Unfunded loan commitments are valued at the unrealized appreciation (depreciation) on the commitment.
+	Represents a security at $0 value as of March 31, 2022.

Notes to Financial Statements (Unaudited) (Continued)

For certain Fund(s) the Statement of Assets and Liabilities shows receivables from investments sold on a delayed delivery basis, collateral pledged for open futures contracts, collateral pledged for open swap agreements, and collateral pledged for when-issued, as well as, any applicable liabilities for investments purchased on a delayed delivery basis, amounts due to custodian, and collateral held for securities on loan. These amounts approximate fair value and would be categorized at Level 2 for each applicable Fund as of March 31, 2022.

The Funds, with the exception of the MM Select T. Rowe Price International Equity Fund, had no Level 3 transfers during the period ended March 31, 2022. The MM Select T. Rowe Price International Equity Fund had Level 3 transfers during the period ended March 31, 2022; however, none of the transfers individually or collectively had a material impact on the MM Select T. Rowe Price International Equity Fund.

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more underlying indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.

At March 31, 2022, and during the period then ended, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest/ Inflation Rate Risk	Total
Total Return Bond Fund
Asset Derivatives
Purchased Options*,^^^	$—	$—	$—	$97,106	$97,106
Futures Contracts^^	—	—	—	14,053	14,053
Swap Agreements^^,^^^	—	—	—	725,660	725,660
Total Value	$—	$—	$—	$836,819	$836,819
Liability Derivatives
Futures Contracts^^	$—	$—	$—	$(176,153)	$(176,153)
Swap Agreements^^,^^^	—	—	—	(2,777,907)	(2,777,907)
Written Options^	—	—	—	(645,052)	(645,052)
Written Options^,^^^	—	—	—	(2,340,718)	(2,340,718)
Total Value	$—	$—	$—	$(5,939,830)	$(5,939,830)
Realized Gain (Loss)#
Purchased Options	$—	$—	$—	$517,130	$517,130
Forward Contracts	—	—	23,730	—	23,730
Futures Contracts	—	—	—	(368,175)	(368,175)
Swap Agreements	—	—	—	(456)	(456)
Written Options	—	—	—	(1,283,613)	(1,283,613)
Total Realized Gain (Loss)	$—	$—	$23,730	$(1,135,114)	$(1,111,384)
Change in Appreciation (Depreciation)##
Purchased Options	$—	$—	$—	$(397,340)	$(397,340)
Futures Contracts	—	—	—	9,150	9,150
Swap Agreements	—	—	—	(1,959,471)	(1,959,471)
Written Options	—	—	—	(1,336,517)	(1,336,517)
Total Change in Appreciation (Depreciation)	$—	$—	$—	$(3,684,178)	$(3,684,178)

Notes to Financial Statements (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest/ Inflation Rate Risk	Total
Strategic Bond Fund
Asset Derivatives
Purchased Options*,^^^	$—	$—	$—	$223,600	$223,600
Forward Contracts*	—	—	653,603	—	653,603
Futures Contracts^^	—	—	—	4,724,233	4,724,233
Swap Agreements^^,^^^	1,020,738	—	—	4,328,991	5,349,729
Total Value	$1,020,738	$—	$653,603	$9,276,824	$10,951,165
Liability Derivatives
Forward Contracts^	$—	$—	$(1,590,306)	$—	$(1,590,306)
Futures Contracts^^	—	—	—	(9,985,656)	(9,985,656)
Swap Agreements^^,^^^	—	—	—	(594,069)	(594,069)
Written Options^,^^^	—	—	—	(563,481)	(563,481)
Total Value	$—	$—	$(1,590,306)	$(11,143,206)	$(12,733,512)
Realized Gain (Loss)#
Purchased Options	$—	$—	$—	$(689,921)	$(689,921)
Forward Contracts	—	—	284,950	—	284,950
Futures Contracts	—	—	—	(9,352,955)	(9,352,955)
Swap Agreements	(783,829)	—	—	1,967,533	1,183,704
Written Options	—	—	—	986,509	986,509
Total Realized Gain (Loss)	$(783,829)	$—	$284,950	$(7,088,834)	$(7,587,713)
Change in Appreciation (Depreciation)##
Purchased Options	$—	$—	$39,360	$10,501	$49,861
Forward Contracts	—	—	(889,325)	—	(889,325)
Futures Contracts	—	—	—	(3,176,262)	(3,176,262)
Swap Agreements	149,973	—	—	513,972	663,945
Written Options	—	—	(6,778)	(71,466)	(78,244)
Total Change in Appreciation (Depreciation)	$149,973	$—	$(856,743)	$(2,723,255)	$(3,430,025)

S&P 500 Index Fund
Asset Derivatives
Futures Contracts^^	$—	$1,433,141	$—	$—	$1,433,141
Realized Gain (Loss)#
Futures Contracts	$—	$(488,605)	$—	$—	$(488,605)
Change in Appreciation (Depreciation)##
Futures Contracts	$—	$2,165,531	$—	$—	$2,165,531

Mid Cap Value Fund
Asset Derivatives
Forward Contracts*,^^^	$—	$—	$8,321	$—	$8,321
Liability Derivatives
Forward Contracts^,^^^	$—	$—	$(6,089)	$—	$(6,089)
Realized Gain (Loss)#
Forward Contracts	$—	$—	$150,360	$—	$150,360
Change in Appreciation (Depreciation)##
Forward Contracts	$—	$—	$(36,189)	$—	$(36,189)

Notes to Financial Statements (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest/ Inflation Rate Risk	Total
Small Company Value Fund
Asset Derivatives
Forward Contracts*	$—	$—	$44	$—	$44
Liability Derivatives
Forward Contracts^^	$—	$—	$(3,146)	$—	$(3,146)
Realized Gain (Loss)#
Forward Contracts	$—	$—	$56,505	$—	$56,505
Change in Appreciation (Depreciation)##
Forward Contracts	$—	$—	$(9,428)	$—	$(9,428)

S&P Mid Cap Index Fund
Asset Derivatives
Futures Contracts^^	$—	$173,570	$—	$—	$173,570
Realized Gain (Loss)#
Futures Contracts	$—	$70,029	$—	$—	$70,029
Change in Appreciation (Depreciation)##
Futures Contracts	$—	$252,064	$—	$—	$252,064

Russell 2000 Small Cap Index Fund
Asset Derivatives
Futures Contracts ^^	$—	$6,571	$—	$—	$6,571
Realized Gain (Loss)#
Futures Contracts	$—	$(278,225)	$—	$—	$(278,225)
Change in Appreciation (Depreciation)##
Futures Contracts	$—	$34,896	$—	$—	$34,896

MSCI EAFE International Index Fund
Asset Derivatives
Forward Contracts*	$—	$—	$39,356	$—	$39,356
Futures Contracts^^	—	34,134	—	—	34,134
Total Value	$—	$34,134	$39,356	$—	$73,490
Liability Derivatives
Forward Contracts^	$—	$—	$(83,132)	$—	$(83,132)
Futures Contracts^^	—	(2,388)	—	—	(2,388)
Total Value	$—	$(2,388)	$(83,132)	$—	$(85,520)
Realized Gain (Loss)#
Forward Contracts	$—	$—	$(160,343)	$—	$(160,343)
Futures Contracts	—	7,354	—	—	7,354
Total Realized Gain (Loss)	$—	$7,354	$(160,343)	$—	$(152,989)
Change in Appreciation (Depreciation)##
Forward Contracts	$—	$—	$(11,149)	$—	$(11,149)
Futures Contracts	—	81,155	—	—	81,155
Total Change in Appreciation (Depreciation)	$—	$81,155	$(11,149)	$—	$70,006

Overseas Fund
Asset Derivatives
Forward Contracts*	$—	$—	$9,915	$—	$9,915

Notes to Financial Statements (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest/ Inflation Rate Risk	Total
Overseas Fund (Continued)
Liability Derivatives
Forward Contracts^	$—	$—	$(824)	$—	$(824)
Realized Gain (Loss)#
Forward Contracts	$—	$—	$105,441	$—	$105,441
Change in Appreciation (Depreciation)##
Forward Contracts	$—	$—	$(121,201)	$—	$(121,201)

MM Select T. Rowe Price International Equity Fund
Liability Derivatives
Written Options^	$—	$(8,595)	$—	$—	$(8,595)
Change in Appreciation (Depreciation)##
Written Options	$—	$9,076	$—	$—	$9,076

*	Statements of Assets and Liabilities location: Investments, at value, or Receivables from: open forward contracts, as applicable.
^	Statements of Assets and Liabilities location: Payables for: open forward contracts, or written options outstanding, at value, as applicable.
^^

Cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps is reported in “Futures Contracts” and “Swap Agreements” in each applicable Fund’s Portfolio of Investments. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.

^^^	Represents centrally cleared swaps, exchange-traded purchased and written options, or forward contracts, which are not subject to a master netting agreement or similar agreement.
#

Statements of Operations location: Amounts are included in net realized gain (loss) on: investment transactions, forward contracts, futures contracts, swap agreements, or written options, as applicable.

##

Statements of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on: investment transactions, forward contracts, futures contracts, swap agreements, or written options, as applicable.

For the period ended March 31, 2022, the number of contracts, notional amounts, or shares/units for each derivative type was as follows:

	Number of Contracts, Notional Amounts, or Shares/Units†
Fund Name	Futures Contracts	Forward Contracts	Swap Agreements	Purchased Options	Purchased Swaptions	Written Options	Written Swaptions
Total Return Bond Fund	40	8,948,193	$93,675,000	648	$3,710,000	1,900	$41,670,000
Strategic Bond Fund	4,512	38,901,147	256,069,167	2,072,710	—	936,156	—
S&P 500 Index Fund	106	—	—	—	—	—	—
Mid Cap Value Fund	—	3,123,431	—	—	—	—	—
Small Company Value Fund	—	674,394	—	—	—	—	—
S&P Mid Cap Index Fund	13	—	—	—	—	—	—
Russell 2000 Small Cap Index Fund	32	—	—	—	—	—	—
MSCI EAFE International Index Fund	56	7,336,149	—	—	—	—	—
Overseas Fund	—	3,395,504	—	—	—	—	—
MM Select T. Rowe Price International Equity Fund	—	—	—	—	—	87	—

†

Amount(s) disclosed represent average number of contracts for futures contracts, notional amounts for forward contracts, swap agreements, purchased swaptions and written swaptions, or shares/units outstanding for purchased options and written options, based on absolute values, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the period ended March 31, 2022.

Notes to Financial Statements (Unaudited) (Continued)

The Portfolio of Investments included in a Fund’s financial statements shows the assets or liabilities of the Fund associated with individual derivatives transactions. The terms of many of those transactions contemplate that derivatives receivables and payables between the same two parties may be netted and that the parties will collateralize certain obligations. The following tables provide an illustration of the possible effect of netting provisions and of collateral (delivered or received) on a Fund’s derivatives exposure as of March 31, 2022. Netting arrangements vary among different counterparties, and the actual disposition of derivatives receivables and payables, and of collateral, in a bankruptcy or insolvency can be complicated and difficult to predict.

The following table presents derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) or similar agreement and net of the related collateral received by the Fund(s) as of March 31, 2022.

Counterparty	Derivative Assets Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Received***	Net Amount*
Strategic Bond Fund
Citibank N.A.	$363,946	$(44,082)	$—	$319,864
Goldman Sachs International	1,262	(1,262)	—	—
Morgan Stanley & Co. LLC	288,395	(288,395)	—	—
	$653,603	$(333,739)	$—	$319,864

Small Company Value Fund
UBS AG	$44	$(44)	$—	$—

MSCI EAFE International Index Fund
Bank of Montreal	$12,251	$(12,251)	$—	$—
Bank of New York Mellon	5,122	(5,122)	—	—
Citibank N.A.	5,304	(106)	—	5,198
JP Morgan Chase Bank N.A.	9,396	(5,569)	—	3,827
Morgan Stanley & Co. LLC	7,283	(3,292)	—	3,991
	$39,356	$(26,340)	$—	$13,016

Overseas Fund
State Street Bank and Trust Co.	$9,915	$(824)	$—	$9,091

The following table presents derivative liabilities by counterparty net of amounts available for offset under an MNA or similar agreement and net of the related collateral pledged by the Fund(s) as of March 31, 2022.

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Pledged***	Net Amount**
Total Return Bond Fund
JP Morgan Chase Bank N.A.	$(645,052)	$—	$—	$(645,052)

Strategic Bond Fund
Bank of America N.A	$(196,715)	$—	$—	$(196,715)
BNP Paribas SA	(3,777)	—	—	(3,777)
Citibank N.A.	(44,082)	44,082	—	—
Goldman Sachs International	(737,165)	1,262	—	(735,903)
Morgan Stanley & Co. LLC	(608,567)	288,395	—	(320,172)
	$(1,590,306)	$333,739	$—	$(1,256,567)

Notes to Financial Statements (Unaudited) (Continued)

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Pledged***	Net Amount**
Small Company Value Fund
UBS AG	$(3,146)	$44	$—	$(3,102)

MSCI EAFE International Index Fund
Bank of Montreal	$(63,336)	$12,251	$—	$(51,085)
Bank of New York Mellon	(9,614)	5,122	—	(4,492)
BNP Paribas SA	(1,215)	—	—	(1,215)
Citibank N.A.	(106)	106	—	—
JP Morgan Chase Bank N.A.	(5,569)	5,569	—	—
Morgan Stanley & Co. LLC	(3,292)	3,292	—	—
	$(83,132)	$26,340	$—	$(56,792)

Overseas Fund
State Street Bank and Trust Co.	$(824)	$824	$—	$—

MM Select T. Rowe Price International Equity Fund
Goldman Sachs International	$(8,595)	$—	$—	$(8,595)

*	Represents the net amount receivable from the counterparty in the event of default.
**	Represents the net amount payable to the counterparty in the event of default.
***	The amount presented here may be less than the total amount of collateral received/pledged as the net amount of derivative assets and liabilities for a counterparty cannot be less than $0.
†

The amount presented here may be less than the total amount shown in the Statements of Assets and Liabilities as some derivatives held by the counterparty are not covered within an MNA or similar agreement.

Such agreements typically permit a single net payment in the event of default, including the bankruptcy or insolvency of the counterparty. The Fund(s) and counterparties may not be permitted to sell, re-pledge, or use the collateral they receive. In the event that cash collateral is restricted for use, the balance will be reflected as restricted cash within the Statement of Assets and Liabilities.

Further details regarding the derivatives and other investments held by the Fund(s) during the period ended March 31, 2022, are discussed below.

Foreign Currency Exchange Transactions

A Fund may enter into foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

A Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may also buy and sell options on currencies. When the Fund buys an option, its loss should generally be limited to the amount of the premium paid and any transaction costs. If a Fund sells an option on a currency, it is subject generally to the same risks as if it had entered into a futures contract or forward contract with respect to that currency. For example, futures contracts are exchange-traded and typically have minimal exposure to counterparty risk and forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.

Notes to Financial Statements (Unaudited) (Continued)

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

A Fund’s current exposure to a counterparty is the unrealized appreciation on the contract.

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts and related options.

Futures Contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed income security, during a specified future period at a specified price. A Fund may use index futures contracts to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets, including commodities and precious metals. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

Options on Futures Contracts. If a Fund buys an option on a futures contract, it will have the right to assume a futures contract at a particular price during the course of the option. Its potential loss should generally be limited to the amount of the premium paid and any transaction costs. If a Fund sells an option on a futures contract, it is subject generally to the same risks as if it had entered into a futures contract underlying the option itself.

Notes to Financial Statements (Unaudited) (Continued)

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments or rates, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

Interest Rate Swaps. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include, among others, interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

Credit Default Swaps. A Fund also may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, acceleration, default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment and stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

Notes to Financial Statements (Unaudited) (Continued)

Swaptions. A Fund may also enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. A Fund may enter into swaptions for the same purposes as swaps. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally certain interest rate swaps, certain index swaps, and credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post amounts (“initial margin”) with the clearinghouse or at the instruction of the clearinghouse. The initial margin required by a clearinghouse may be greater than the initial margin the Fund would be required to post in an uncleared transaction. If cash is deposited as the initial margin, it is shown as collateral on a Fund’s Statement of Assets and Liabilities. Swap agreements are marked-to-market daily and subsequent payments (“variation margin”) are made or received by a Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on a Fund’s Statement of Assets and Liabilities (“Variation margin on open derivative instruments”) and as a component of net change in unrealized appreciation (depreciation) on a Fund’s Statement of Operations. Only a limited number of transaction types are currently eligible for clearing.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded in the accompanying Statements of Operations as realized gains and losses, respectively.

A Fund’s current exposure to a counterparty is the fair value of the transaction.

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on portfolio securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date in the case of an American-style option or only on the expiration date in the case of a European-style option.

Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price.

Notes to Financial Statements (Unaudited) (Continued)

Writing put and call options. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Exchange Traded Options. Exchange traded options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price.

OTC Options. OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC

Notes to Financial Statements (Unaudited) (Continued)

options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.

Rights and Warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

Hybrid Instruments

A hybrid instrument may be a debt security, preferred stock, warrant, convertible security, certificate of deposit, or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption, or retirement, is determined by reference to one or more underlying assets, indexes, economic factors, or other benchmarks. Because hybrid instruments may be designed to provide indirect exposures to virtually any type of derivative instrument, a Fund may invest in a hybrid instrument for any purpose it might engage in derivatives transactions. Hybrid instruments may take a number of forms, including, for example, debt instruments with interest or principal payments or redemption terms determined by reference to the value of an index, security, or other measure at a future time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities where the conversion terms relate to a particular commodity. The risks of investing in a hybrid instrument may, depending on the nature of the instrument, reflect a combination of the risks of investing in securities, options, futures, currencies or other types of investments, and will depend upon the terms of the instrument. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument, and may not be foreseen by the purchaser, such as financial or market developments, economic and political events, the supply and demand of the underlying assets, and interest rate movements. Hybrid instruments may be highly volatile and their use by a Fund may not be successful. The terms of a hybrid instrument may create investment leverage. Hybrid instruments are typically privately issued, presenting credit risk of the issuer, and may be highly illiquid and difficult to value.

Inflation-Linked Securities

Inflation-linked securities are typically fixed income securities whose principal values are periodically adjusted according to a measure of inflation. If the index measuring inflation falls, the principal value of an inflation-linked security will be adjusted downward, and consequently the interest payable on the security (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original principal of the security upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-linked securities. For securities that do not provide a similar guarantee, the adjusted principal value of the security repaid at maturity may be less than the original principal.

Alternatively, the interest rates payable on certain inflation-linked securities may be adjusted according to a measure of inflation. As a result, the principal values of such securities do not adjust according to the rate of inflation, although the interest payable on such securities may decline during times of falling inflation.

Notes to Financial Statements (Unaudited) (Continued)

The values of inflation-linked securities are expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-linked securities. Inflation-linked securities may cause a potential cash flow mismatch to investors, because an increase in the principal amount of an inflation-linked security will be treated as interest income currently subject to tax at ordinary income rates even though investors will not receive repayment of principal until maturity. If a Fund invests in such securities, it will be required to distribute such interest income in order to qualify for treatment as a regulated investment company and eliminate the Fund-level tax, without a corresponding receipt of cash, and therefore may be required to dispose of portfolio securities at a time when it may not be advantageous to do so in order to make such distributions.

Bank Loans

A Fund may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

The Strategic Bond Fund entered into certain loan agreements which are unfunded. The Strategic Bond Fund is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the Strategic Bond Fund’s Portfolio of Investments. At March 31, 2022, the Strategic Bond Fund had sufficient cash and/or securities to cover these commitments.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral.

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being

Notes to Financial Statements (Unaudited) (Continued)

within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in a Fund’s portfolio and increase the volatility of the Fund. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Dollar Roll Transactions

A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage. In a dollar roll, the securities that are to be purchased will be of the same type as the securities sold, but will be supported by different pools of mortgages.

Dollar rolls involve the risk that the Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the counterparty files for bankruptcy or becomes insolvent, a Fund’s use of the transaction proceeds may be restricted pending a determination by the counterparty or its representative, whether to enforce the Fund’s obligation to repurchase the securities. A Fund can incur a loss on a dollar roll transaction (either because its counterparty fails to perform or because the value of the mortgages subject to the transaction declines) and on the investments made by the Fund with the proceeds of the dollar roll transaction.

A Fund accounts for a dollar roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income. Dollar roll transactions generally have the effect of creating leverage in a Fund’s portfolio.

Securities Lending

Each Fund may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At March 31, 2022, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan and all of the Funds’ cash collateral was invested in the State Street Navigator Securities Lending Government Money Market Portfolio.

Notes to Financial Statements (Unaudited) (Continued)

Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.

The Funds employ the Agent to implement their securities lending program and the Agent receives a fee from the Funds for its services. In addition, the Funds may be required to pay a rebate to the Borrower. Accordingly, a Fund’s compensation for lending its securities is reduced by any such fees or rebate paid to the Agent or Borrower, respectively. Income received by the Funds in securities lending transactions during the period ended March 31, 2022, is reflected as securities lending income on the Statement of Operations.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income and realized capital gain distributions are recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets or another alternative method.

Foreign Securities

Each of the MSCI EAFE International Index Fund, Overseas Fund, and MM Select T. Rowe Price International Equity Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to

Notes to Financial Statements (Unaudited) (Continued)

greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3. Advisory Fees and Other Transactions

Investment Advisory Fees and Investment Subadvisers

MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”), serves as investment adviser to each Fund. Under the investment advisory agreements between MML Advisers and the Trust on behalf of each Fund, MML Advisers is responsible for providing investment management services for each Fund. In return for these services, MML Advisers receives advisory fees, based upon each Fund’s average daily net assets, computed and accrued daily and payable monthly, at the annual rates shown in the following table.

MML Advisers has also entered into investment subadvisory agreements for each Fund with the unaffiliated investment subadviser(s) shown in the following table. MML Advisers pays a subadvisory fee to each of these subadvisers based upon the aggregate net assets under management which include (1) the average daily net assets of the specified Fund which it manages, and, if applicable, (2) the average daily net assets of other Funds or accounts of MML Advisers or its affiliates for which the subadviser provides subadvisory services.

The Funds’ subadvisory fees, if applicable, are paid monthly by MML Advisers out of the advisory fees.

Fund	Investment Advisory Fee	Investment Subadviser(s)
Total Return Bond Fund	0.30% on the first $2 billion; and	Metropolitan West Asset Management, LLC
0.27% on any excess over $2 billion
Strategic Bond Fund	0.45% on the first $200 million; and	Western Asset Management Company, LLC;
	0.35% on any excess over $200 million	Western Asset Management Company Limited; and Brandywine Global Investment Management, LLC
Diversified Value Fund	0.50% on the first $400 million; and	Brandywine Global Investment Management, LLC;
	0.475% on any excess over $400 million	and T. Rowe Price Associates, Inc.
Fundamental Value Fund	0.60% on the first $1.25 billion;	Barrow, Hanley, Mewhinney & Strauss, LLC; and
	0.575% on the next $250 million; and	Boston Partners Global Investors, Inc.
0.55% on any excess over $1.5 billion
S&P 500 Index Fund	0.10% on the first $2.5 billion;	Northern Trust Investments, Inc.
0.08% on the next $2.5 billion; and

Notes to Financial Statements (Unaudited) (Continued)

Fund	Investment Advisory Fee	Investment Subadviser(s)
0.05% on any excess over $5 billion
Equity Opportunities Fund	0.69% on the first $1 billion; and	T. Rowe Price Associates, Inc.; and
	0.64% on any excess over $1 billion	Wellington Management Company LLP
Fundamental Growth Fund	0.65% on the first $300 million; and	Wellington Management Company LLP; and
	0.60% on any excess over $300 million	Westfield Capital Management Company, L.P.
Blue Chip Growth Fund	0.65% on the first $750 million; and	Loomis, Sayles & Company, L.P.; and
	0.60% on any excess over $750 million	T. Rowe Price Associates, Inc.
Growth Opportunities Fund	0.71% on the first $500 million; and	Jackson Square Partners LLC; and
	0.68% on any excess over $500 million	Sands Capital Management, LLC
Mid Cap Value Fund	0.70% on the first $300 million; and	American Century Investment Management, Inc.;
	0.65% on any excess over $300 million	PanAgora Asset Management, Inc.; and Thompson, Siegel & Walmsley LLC
Small Cap Value Equity Fund	0.75% on the first $300 million; and 0.70% on any excess over $300 million	Barrow, Hanley, Mewhinney & Strauss, LLC; and Wellington Management Company LLP
Small Company Value Fund	0.85% on the first $750 million; and	AllianceBernstein L.P.; and
	0.80% on any excess over $750 million	American Century Investment Management, Inc.
S&P Mid Cap Index Fund	0.10% on the first $500 million; and	Northern Trust Investments, Inc.
0.08% on any excess over $500 million
Russell 2000 Small Cap Index Fund	0.10% on the first $500 million; and	Northern Trust Investments, Inc.
0.08% on any excess over $500 million
Mid Cap Growth Fund*	0.72% on the first $2 billion; and	Frontier Capital Management Company, LLC;
	0.67% on any excess over $2 billion	and T. Rowe Price Associates, Inc.
Small Cap Growth Equity Fund	0.80% on the first $1 billion; and	Invesco Advisers, Inc.; and Wellington
	0.78% on any excess over $1 billion	Management Company LLP
MSCI EAFE International Index Fund	0.10% on the first $1 billion; and	Northern Trust Investments, Inc.
0.09% on any excess over $1 billion
Overseas Fund	0.80% on the first $750 million;	Harris Associates L.P.; and
	0.775% on the next $500 million; and	Massachusetts Financial Services Company
0.75% on any excess over $1.25 billion
MM Select T. Rowe Price International Equity Fund**	0.00%	T. Rowe Price Associates, Inc.

*	Effective March 7, 2022, T. Rowe Price Investment Management, Inc. was added as as a sub-subadviser of the Fund.

**	T. Rowe Price International Ltd, T. Rowe Price Hong Kong Limited, and T. Rowe Price Singapore Private Ltd. each serves as a sub-subadviser of the Fund.

Notes to Financial Statements (Unaudited) (Continued)

Administration Fees

Under an Administrative and Shareholder Services Agreement between the Trust and MML Advisers, on behalf of each Fund, MML Advisers is obligated to provide certain administrative and shareholder services. In return for these services, MML Advisers receives an administrative services fee, based upon the average daily net assets of the applicable class of shares of the Funds, at the following annual rates:

	Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
Total Return Bond Fund	None	0.10%	0.20%	0.30%	0.30%	0.20%	0.20%
Strategic Bond Fund	None	0.10%	0.20%	0.30%	0.30%	0.20%	0.20%
Diversified Value Fund	None	0.10%	0.20%	0.30%	0.30%	0.20%	0.20%
Fundamental Value Fund	None	0.10%	0.20%	0.30%	0.30%	0.20%	0.20%
S&P 500 Index Fund	None	0.10%	0.25%	0.35%	0.35%	0.25%	0.25%
Equity Opportunities Fund	None	0.10%	0.20%	0.30%	0.30%	0.20%	0.20%
Fundamental Growth Fund	None	0.10%	0.20%	0.30%	0.30%	0.20%	0.20%
Blue Chip Growth Fund	None	0.10%	0.20%	0.30%	0.30%	0.20%	0.20%
Growth Opportunities Fund	None	0.10%	0.20%	0.30%	0.30%	0.20%	0.20%
Mid Cap Value Fund	None	0.10%	0.20%	0.30%	0.30%	0.20%	0.20%
Small Cap Value Equity Fund	None	0.10%	0.20%	0.30%	0.30%	0.20%	0.20%
Small Company Value Fund	None	0.10%	0.20%	0.30%	0.30%	0.20%	0.20%
S&P Mid Cap Index Fund	None	0.10%	0.25%	0.35%	0.35%	0.25%	0.25%
Russell 2000 Small Cap Index Fund	None	0.10%	0.25%	0.35%	0.35%	0.25%	0.25%
Mid Cap Growth Fund	None	0.10%	0.20%	0.30%	0.30%	0.20%	0.20%
Small Cap Growth Equity Fund	None	0.10%	0.20%	0.30%	0.30%	0.20%	0.20%
MSCI EAFE International Index Fund	None	0.10%	0.25%	0.35%	0.35%	0.25%	0.25%
Overseas Fund	None	0.10%	0.20%	0.30%	0.30%	0.20%	0.20%
MM Select T. Rowe Price International Equity Fund	None	N/A	N/A	N/A	N/A	N/A	N/A

Distribution and Service Fees

MML Distributors, LLC (the “Distributor”) acts as distributor to each Fund. Pursuant to a 12b-1 Plan adopted by the Trust, Class A shares and Class R4 shares of each Fund pay an annual fee of 0.25% of the average daily net assets of the class; and Class R3 shares of each Fund pay an annual fee of 0.50% of the average daily net assets of the class, to the Distributor. Such payments compensate the Distributor for services provided and expenses incurred by it for purposes of promoting the sale of the relevant class of shares, reducing redemptions of shares, or maintaining or improving services provided to each Fund’s shareholders. The Distributor is a wholly-owned subsidiary of MassMutual.

Notes to Financial Statements (Unaudited) (Continued)

Expense Caps and Waivers

MML Advisers has agreed to cap the fees and expenses of the Funds noted below (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses#, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable), based upon the average daily net assets of the applicable class of shares of the Funds, as follows:

	Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
Mid Cap Value Fund*	0.61%	0.71%	0.81%	0.91%	1.16%	1.06%	1.31%
Small Company Value Fund*	0.86%	0.96%	1.06%	1.16%	1.41%	1.31%	1.56%
MM Select T. Rowe Price International Equity Fund*	0.00%	N/A	N/A	N/A	N/A	N/A	N/A

#	Acquired Fund Fees and Expenses are borne indirectly by a Fund through investments in other pooled investment vehicles.
*	Expense caps in effect through January 31, 2023.

Effective February 1, 2022, MML Advisers has agreed to cap the fees and expenses of the Fund noted below (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses#, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable), based upon the average daily net assets of the applicable class of shares of the Fund, as follows:

	Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
Overseas Fund*	0.79%	0.89%	0.99%	1.09%	1.34%	1.24%	1.49%

#	Acquired Fund Fees and Expenses are borne indirectly by a Fund through investments in other pooled investment vehicles.
*	Expense caps in effect through January 31, 2023.

Prior to February 1, 2022, MML Advisers agreed to cap the fees and expenses of the Fund noted below (other than extraordinary litigation and legal expenses, Acquired Fund Fees and Expenses#, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable), based upon the average daily net assets of the applicable class of shares of the Fund, as follows:

	Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
Overseas Fund*	0.79%	0.89%	0.99%	1.09%	1.34%	1.24%	1.49%

#	Acquired Fund Fees and Expenses are borne indirectly by a Fund through investments in other pooled investment vehicles.
*	Expense caps in effect through January 31, 2022.

MML Advisers has agreed to waive 0.03% of the advisory fees of the Total Return Bond Fund through January 31, 2023.

MML Advisers has agreed to waive 0.05% of the advisory fees of the Strategic Bond Fund through January 31, 2023.

MML Advisers has agreed to waive 0.02% of the advisory fees of the Growth Opportunities Fund through January 31, 2023.

Effective March 31, 2022, MML Advisers has agreed to waive 0.05% of the advisory fees of the Mid Cap Growth Fund through January 31, 2024.

Notes to Financial Statements (Unaudited) (Continued)

Expense caps and waiver amounts are reflected as a reduction of expenses on the Statements of Operations.

Rebated Brokerage Commissions

The Funds listed below have entered into agreements with certain brokers whereby the brokers will rebate to the Funds, in cash, a portion of brokerage commissions. Rebated brokerage commissions are amounts earned by the Funds and are included with realized gain or loss on investment transactions presented in the Statements of Operations. For the period ended March 31, 2022, brokerage commissions rebated under these agreements were as follows:

Rebated Commissions
Diversified Value Fund	$2,838
Fundamental Value Fund	719
Equity Opportunities Fund	226
Fundamental Growth Fund	996
Blue Chip Growth Fund	14,391
Growth Opportunities Fund	2,567
Mid Cap Value Fund	693
Small Cap Value Equity Fund	100
Mid Cap Growth Fund	47,438
Small Cap Growth Equity Fund	6,173

Deferred Compensation

Trustees of the Funds who are not officers or employees of MassMutual may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Funds’ books as other liabilities. Deferred compensation is included within Trustees’ fees and expenses in the Statements of Assets and Liabilities.

Other

Certain officers and trustees of the Funds may also be employees of MassMutual. The compensation of a trustee who is not an employee of MassMutual is borne by the Funds.

The following table shows beneficial ownership of Funds’ shares by related parties at March 31, 2022:

Total % Ownership by Related Party
Total Return Bond Fund	89.2%
Strategic Bond Fund	96.7%
Diversified Value Fund	93.1%
Fundamental Value Fund	95.3%
S&P 500 Index Fund	94.0%
Equity Opportunities Fund	85.8%
Fundamental Growth Fund	79.4%
Blue Chip Growth Fund	86.8%
Growth Opportunities Fund	93.3%
Mid Cap Value Fund	96.5%
Small Cap Value Equity Fund	96.4%
Small Company Value Fund	93.4%
S&P Mid Cap Index Fund	91.1%
Russell 2000 Small Cap Index Fund	95.4%

Notes to Financial Statements (Unaudited) (Continued)

Total % Ownership by Related Party
Mid Cap Growth Fund	74.9%
Small Cap Growth Equity Fund	85.6%
MSCI EAFE International Index Fund	93.2%
Overseas Fund	89.3%
MM Select T. Rowe Price International Equity Fund	100.0%

4. Purchases and Sales of Investments

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended March 31, 2022, were as follows:

	Purchases		Sales
	Long- Term U.S. Government Securities	Other Long-Term Securities	Long- Term U.S. Government Securities	Other Long-Term Securities
Total Return Bond Fund	$2,027,867,331	$120,348,678	$2,098,166,037	$62,154,402
Strategic Bond Fund	118,744,636	24,319,691	119,902,156	79,896,480
Diversified Value Fund	—	81,799,810	—	111,071,916
Fundamental Value Fund	—	93,591,187	—	149,316,174
S&P 500 Index Fund	—	28,343,900	—	442,203,990
Equity Opportunities Fund	—	105,648,174	—	185,974,618
Fundamental Growth Fund	—	17,204,962	—	22,927,032
Blue Chip Growth Fund	—	413,820,309	—	719,210,264
Growth Opportunities Fund	—	68,316,367	—	112,333,371
Mid Cap Value Fund	—	50,074,217	—	55,063,234
Small Cap Value Equity Fund	—	15,114,154	—	20,778,549
Small Company Value Fund	—	61,542,637	—	75,916,021
S&P Mid Cap Index Fund	—	28,863,616	—	113,429,029
Russell 2000 Small Cap Index Fund	—	9,812,827	—	76,759,065
Mid Cap Growth Fund	—	752,444,314	—	2,248,890,963
Small Cap Growth Equity Fund	—	243,808,129	—	275,836,026
MSCI EAFE International Index Fund	—	3,617,034	—	34,354,028
Overseas Fund	—	54,225,778	—	123,149,120
MM Select T. Rowe Price International Equity Fund	—	360,292,679	—	242,219,155

The Funds may purchase from, or sell securities to, other affiliated Funds under procedures adopted by the Trustees. These procedures have been designed to ensure that cross trades conducted by the Funds comply with Rule 17a-7 under the 1940 Act. The cross trades disclosed in the table below are included within the respective purchases and sales amounts shown in the table above, as applicable.

	Purchases	Sales	Realized Gains/Losses
Equity Opportunities Fund	$—	$3,968,508	$2,020,515
Blue Chip Growth Fund	—	2,525,761	609,593
Mid-Cap Value Fund	7,769	—	—
Mid Cap Growth Fund	1,642,439	—	—
Small Cap Growth Equity Fund	—	56,491	19,180
Overseas Fund	—	223,327	3,371

Notes to Financial Statements (Unaudited) (Continued)

5. Capital Share Transactions

Changes in shares outstanding for each Fund were as follows:

	Six Months Ended March 31, 2022		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
Total Return Bond Fund Class I
Sold	10,544,783	$102,889,013	19,146,497	$197,586,295
Issued as reinvestment of dividends	1,213,926	12,175,679	3,517,569	36,195,787
Redeemed	(11,378,237)	(113,424,312)	(13,402,414)	(137,618,946)
Net increase (decrease)	380,472	$1,640,380	9,261,652	$96,163,136
Total Return Bond Fund Class R5
Sold	94,028	$932,827	966,646	$9,943,955
Issued as reinvestment of dividends	62,806	629,319	212,366	2,183,127
Redeemed	(717,678)	(7,221,331)	(807,001)	(8,293,426)
Net increase (decrease)	(560,844)	$(5,659,185)	372,011	$3,833,656
Total Return Bond Fund Service Class
Sold	302,209	$3,013,787	2,109,996	$22,504,731
Issued as reinvestment of dividends	101,251	1,020,606	466,054	4,814,337
Redeemed	(1,212,793)	(12,292,816)	(4,257,688)	(44,924,719)
Net increase (decrease)	(809,333)	$(8,258,423)	(1,681,638)	$(17,605,651)
Total Return Bond Fund Administrative Class
Sold	372,350	$3,738,850	473,476	$4,887,313
Issued as reinvestment of dividends	27,026	271,077	104,814	1,077,493
Redeemed	(872,166)	(8,610,619)	(591,870)	(6,140,528)
Net increase (decrease)	(472,790)	$(4,600,692)	(13,580)	$(175,722)
Total Return Bond Fund Class A
Sold	167,013	$1,619,111	485,232	$4,955,544
Issued as reinvestment of dividends	15,120	151,047	58,109	595,039
Redeemed	(103,360)	(1,013,647)	(448,655)	(4,582,335)
Net increase (decrease)	78,773	$756,511	94,686	$968,248
Total Return Bond Fund Class R4
Sold	326,829	$3,260,885	1,619,080	$16,849,147
Issued as reinvestment of dividends	102,618	1,037,468	509,982	5,283,413
Redeemed	(1,381,255)	(13,761,930)	(3,756,435)	(38,734,808)
Net increase (decrease)	(951,808)	$(9,463,577)	(1,627,373)	$(16,602,248)
Total Return Bond Fund Class R3
Sold	135,423	$1,337,180	457,819	$4,729,647
Issued as reinvestment of dividends	23,412	234,819	140,483	1,444,165
Redeemed	(338,169)	(3,340,617)	(980,562)	(10,022,079)
Net increase (decrease)	(179,334)	$(1,768,618)	(382,260)	$(3,848,267)
Strategic Bond Fund Class I
Sold	5,607,209	$55,723,167	9,792,877	$107,787,429
Issued as reinvestment of dividends	1,975,931	20,292,814	2,100,242	23,039,656
Redeemed	(9,712,752)	(102,621,228)	(12,641,185)	(138,155,152)
Net increase (decrease)	(2,129,612)	$(26,605,247)	(748,066)	$(7,328,067)
Strategic Bond Fund Class R5
Sold	407,776	$4,219,489	1,720,310	$18,754,867
Issued as reinvestment of dividends	442,257	4,546,406	427,829	4,697,559
Redeemed	(1,707,968)	(17,734,248)	(2,458,439)	(26,976,452)
Net increase (decrease)	(857,935)	$(8,968,353)	(310,300)	$(3,524,026)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2022		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
Strategic Bond Fund Service Class
Sold	1,859,295	$20,183,634	703,441	$7,620,821
Issued as reinvestment of dividends	254,816	2,619,511	175,067	1,923,985
Redeemed	(666,796)	(6,869,634)	(1,543,663)	(16,792,426)
Net increase (decrease)	1,447,315	$15,933,511	(665,155)	$(7,247,620)
Strategic Bond Fund Administrative Class
Sold	153,492	$1,591,060	2,372,820	$25,699,371
Issued as reinvestment of dividends	186,209	1,912,369	341,132	3,735,392
Redeemed	(2,535,725)	(26,413,465)	(4,280,361)	(46,186,805)
Net increase (decrease)	(2,196,024)	$(22,910,036)	(1,566,409)	$(16,752,042)
Strategic Bond Fund Class A
Sold	68,115	$695,773	1,496,947	$16,640,515
Issued as reinvestment of dividends	106,519	1,093,950	290,574	3,173,070
Redeemed	(1,038,363)	(10,962,344)	(4,394,795)	(47,670,756)
Net increase (decrease)	(863,729)	$(9,172,621)	(2,607,274)	$(27,857,171)
Strategic Bond Fund Class R4
Sold	167,781	$1,702,094	653,572	$7,092,970
Issued as reinvestment of dividends	160,353	1,635,600	218,994	2,384,840
Redeemed	(1,444,818)	(15,183,180)	(1,470,051)	(15,956,354)
Net increase (decrease)	(1,116,684)	$(11,845,486)	(597,485)	$(6,478,544)
Strategic Bond Fund Class R3
Sold	79,372	$800,478	319,656	$3,425,685
Issued as reinvestment of dividends	39,151	396,988	65,090	702,974
Redeemed	(543,519)	(5,651,640)	(727,933)	(7,839,830)
Net increase (decrease)	(424,996)	$(4,454,174)	(343,187)	$(3,711,171)
Diversified Value Fund Class I
Sold	1,900,327	$25,102,938	4,766,409	$58,517,759
Issued as reinvestment of dividends	2,269,879	28,645,872	438,410	4,826,890
Redeemed	(2,620,472)	(34,461,276)	(8,179,237)	(104,349,524)
Net increase (decrease)	1,549,734	$19,287,534	(2,974,418)	$(41,004,875)
Diversified Value Fund Class R5
Sold	324,955	$4,258,889	645,349	$8,129,226
Issued as reinvestment of dividends	670,394	8,493,887	129,280	1,427,247
Redeemed	(1,507,763)	(19,895,620)	(1,925,876)	(23,438,048)
Net increase (decrease)	(512,414)	$(7,142,844)	(1,151,247)	$(13,881,575)
Diversified Value Fund Service Class
Sold	53,145	$716,270	164,512	$2,075,082
Issued as reinvestment of dividends	148,207	1,877,787	28,106	310,576
Redeemed	(128,726)	(1,694,149)	(481,322)	(5,811,081)
Net increase (decrease)	72,626	$899,908	(288,704)	$(3,425,423)
Diversified Value Fund Administrative Class
Sold	98,981	$1,345,233	347,161	$4,457,155
Issued as reinvestment of dividends	189,400	2,424,318	30,457	339,296
Redeemed	(295,344)	(3,943,781)	(450,291)	(5,434,054)
Net increase (decrease)	(6,963)	$(174,230)	(72,673)	$(637,603)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2022		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
Diversified Value Fund Class A
Sold	90,665	$1,203,672	421,139	$5,205,137
Issued as reinvestment of dividends	247,566	3,136,659	45,661	504,096
Redeemed	(221,963)	(2,950,866)	(1,271,123)	(16,100,131)
Net increase (decrease)	116,268	$1,389,465	(804,323)	$(10,390,898)
Diversified Value Fund Class R4
Sold	49,296	$657,542	271,872	$3,106,319
Issued as reinvestment of dividends	123,743	1,536,882	18,255	198,248
Redeemed	(142,734)	(1,819,332)	(350,322)	(4,176,440)
Net increase (decrease)	30,305	$375,092	(60,195)	$(871,873)
Diversified Value Fund Class R3
Sold	7,505	$98,072	30,422	$403,152
Issued as reinvestment of dividends	10,368	130,528	2,246	24,615
Redeemed	(15,857)	(204,744)	(104,228)	(1,328,709)
Net increase (decrease)	2,016	$23,856	(71,560)	$(900,942)
Fundamental Value Fund Class I
Sold	1,907,222	$19,741,516	6,014,795	$58,173,128
Issued as reinvestment of dividends	4,341,734	42,679,245	600,383	5,157,291
Redeemed	(3,778,638)	(39,304,918)	(8,589,850)	(82,578,233)
Net increase (decrease)	2,470,318	$23,115,843	(1,974,672)	$(19,247,814)
Fundamental Value Fund Class R5
Sold	313,231	$3,252,521	1,298,021	$13,009,525
Issued as reinvestment of dividends	1,353,266	13,424,402	271,793	2,353,725
Redeemed	(2,011,458)	(20,686,772)	(8,416,442)	(84,928,696)
Net increase (decrease)	(344,961)	$(4,009,849)	(6,846,628)	$(69,565,446)
Fundamental Value Fund Service Class
Sold	504,506	$5,230,419	715,166	$7,256,979
Issued as reinvestment of dividends	371,015	3,658,211	41,902	360,779
Redeemed	(536,297)	(5,488,670)	(778,059)	(7,338,666)
Net increase (decrease)	339,224	$3,399,960	(20,991)	$279,092
Fundamental Value Fund Administrative Class
Sold	131,351	$1,386,769	594,754	$5,712,661
Issued as reinvestment of dividends	555,561	5,544,501	95,972	834,960
Redeemed	(1,142,299)	(11,623,237)	(3,661,979)	(35,397,364)
Net increase (decrease)	(455,387)	$(4,691,967)	(2,971,253)	$(28,849,743)
Fundamental Value Fund Class A
Sold	192,908	$1,966,254	393,724	$3,933,994
Issued as reinvestment of dividends	380,538	3,733,076	43,766	375,073
Redeemed	(873,578)	(8,979,422)	(1,869,795)	(17,194,023)
Net increase (decrease)	(300,132)	$(3,280,092)	(1,432,305)	$(12,884,956)
Fundamental Value Fund Class R4
Sold	50,437	$492,732	50,328	$473,808
Issued as reinvestment of dividends	119,651	1,143,866	13,737	115,118
Redeemed	(33,920)	(337,212)	(187,920)	(1,797,952)
Net increase (decrease)	136,168	$1,299,386	(123,855)	$(1,209,026)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2022		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
Fundamental Value Fund Class R3
Sold	17,133	$166,182	78,733	$805,088
Issued as reinvestment of dividends	19,872	189,183	1,242	10,379
Redeemed	(51,925)	(511,735)	(50,502)	(483,004)
Net increase (decrease)	(14,920)	$(156,370)	29,473	$332,463
S&P 500 Index Fund Class I
Sold	6,729,915	$140,684,723	17,260,205	$347,463,609
Issued as reinvestment of dividends	8,976,077	184,009,587	10,266,209	184,586,442
Redeemed	(15,154,833)	(322,040,334)	(20,521,046)	(413,010,371)
Net increase (decrease)	551,159	$2,653,976	7,005,368	$119,039,680
S&P 500 Index Fund Class R5
Sold	1,257,381	$26,718,581	1,891,528	$38,627,265
Issued as reinvestment of dividends	2,943,930	60,703,846	3,454,763	62,427,564
Redeemed	(2,631,150)	(53,920,736)	(4,944,523)	(100,762,117)
Net increase (decrease)	1,570,161	$33,501,691	401,768	$292,712
S&P 500 Index Fund Service Class
Sold	1,112,260	$23,315,488	2,704,969	$55,210,299
Issued as reinvestment of dividends	2,214,870	45,847,810	3,123,958	56,637,356
Redeemed	(2,698,894)	(56,689,823)	(8,306,556)	(167,410,998)
Net increase (decrease)	628,236	$12,473,475	(2,477,629)	$(55,563,343)
S&P 500 Index Fund Administrative Class
Sold	827,957	$17,189,140	1,845,338	$37,527,075
Issued as reinvestment of dividends	2,159,450	43,469,722	3,211,009	56,802,753
Redeemed	(5,036,632)	(103,696,550)	(7,090,273)	(140,951,560)
Net increase (decrease)	(2,049,225)	$(43,037,688)	(2,033,926)	$(46,621,732)
S&P 500 Index Fund Class A
Sold	116,552	$2,243,959	272,433	$5,131,189
Issued as reinvestment of dividends	147,358	2,886,746	216,289	3,735,318
Redeemed	(450,595)	(9,303,437)	(525,326)	(10,290,915)
Net increase (decrease)	(186,685)	$(4,172,732)	(36,604)	$(1,424,408)
S&P 500 Index Fund Class R4
Sold	1,543,391	$30,198,050	2,912,407	$56,820,281
Issued as reinvestment of dividends	3,028,215	59,837,538	4,668,157	81,225,926
Redeemed	(5,826,814)	(117,650,950)	(13,658,676)	(266,752,268)
Net increase (decrease)	(1,255,208)	$(27,615,362)	(6,078,112)	$(128,706,061)
S&P 500 Index Fund Class R3
Sold	1,425,274	$27,715,496	3,895,891	$74,728,360
Issued as reinvestment of dividends	1,929,310	36,541,127	2,006,301	33,665,725
Redeemed	(2,414,052)	(45,484,398)	(4,151,692)	(78,531,536)
Net increase (decrease)	940,532	$18,772,225	1,750,500	$29,862,549
Equity Opportunities Fund Class I
Sold	908,491	$18,216,681	2,342,051	$44,627,814
Issued as reinvestment of dividends	2,666,804	51,816,002	1,667,804	29,303,320
Redeemed	(2,717,092)	(53,661,943)	(5,915,556)	(112,583,197)
Net increase (decrease)	858,203	$16,370,740	(1,905,701)	$(38,652,063)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2022		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
Equity Opportunities Fund Class R5
Sold	411,877	$8,310,325	842,306	$15,151,904
Issued as reinvestment of dividends	978,951	19,138,493	641,043	11,320,812
Redeemed	(1,884,742)	(37,826,478)	(2,362,507)	(44,671,477)
Net increase (decrease)	(493,914)	$(10,377,660)	(879,158)	$(18,198,761)
Equity Opportunities Fund Service Class
Sold	85,226	$1,672,093	376,730	$6,983,511
Issued as reinvestment of dividends	290,928	5,530,550	177,650	3,060,907
Redeemed	(337,952)	(6,590,044)	(1,048,051)	(18,456,209)
Net increase (decrease)	38,202	$612,599	(493,671)	$(8,411,791)
Equity Opportunities Fund Administrative Class
Sold	57,327	$1,095,837	620,927	$11,214,685
Issued as reinvestment of dividends	340,670	6,343,270	183,645	3,107,276
Redeemed	(745,855)	(13,704,645)	(858,899)	(15,618,305)
Net increase (decrease)	(347,858)	$(6,265,538)	(54,327)	$(1,296,344)
Equity Opportunities Fund Class A
Sold	43,115	$774,722	286,817	$4,880,640
Issued as reinvestment of dividends	367,584	6,384,936	258,475	4,112,340
Redeemed	(532,813)	(9,560,362)	(1,193,610)	(20,822,672)
Net increase (decrease)	(122,114)	$(2,400,704)	(648,318)	$(11,829,692)
Equity Opportunities Fund Class R4
Sold	51,301	$886,575	58,146	$972,979
Issued as reinvestment of dividends	65,235	1,104,425	41,202	641,099
Redeemed	(67,195)	(1,192,017)	(177,306)	(2,914,318)
Net increase (decrease)	49,341	$798,983	(77,958)	$(1,300,240)
Equity Opportunities Fund Class R3
Sold	59,550	$931,922	88,794	$1,445,005
Issued as reinvestment of dividends	29,567	456,521	19,486	280,015
Redeemed	(47,682)	(738,214)	(151,917)	(2,414,261)
Net increase (decrease)	41,435	$650,229	(43,637)	$(689,241)
Fundamental Growth Fund Class I
Sold	431,325	$1,947,361	1,285,417	$8,075,228
Issued as reinvestment of dividends	741,150	3,135,065	1,160,169	6,380,932
Redeemed	(682,016)	(3,854,225)	(1,742,122)	(10,457,592)
Net increase (decrease)	490,459	$1,228,201	703,464	$3,998,568
Fundamental Growth Fund Class R5
Sold	56,875	$286,898	237,897	$1,631,222
Issued as reinvestment of dividends	669,002	2,856,640	1,092,737	6,053,760
Redeemed	(326,252)	(1,535,137)	(1,059,599)	(6,358,554)
Net increase (decrease)	399,625	$1,608,401	271,035	$1,326,428
Fundamental Growth Fund Service Class
Sold	77,524	$334,478	96,110	$571,166
Issued as reinvestment of dividends	457,949	1,799,739	579,443	3,030,485
Redeemed	(163,655)	(794,077)	(314,225)	(1,884,842)
Net increase (decrease)	371,818	$1,340,140	361,328	$1,716,809

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2022		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
Fundamental Growth Fund Administrative Class
Sold	46,124	$186,073	228,849	$1,235,015
Issued as reinvestment of dividends	662,161	2,350,670	1,380,760	6,751,917
Redeemed	(223,105)	(1,012,767)	(1,865,226)	(10,344,812)
Net increase (decrease)	485,180	$1,523,976	(255,617)	$(2,357,880)
Fundamental Growth Fund Class A
Sold	95,541	$306,899	189,500	$906,932
Issued as reinvestment of dividends	1,515,834	4,304,968	1,822,352	7,726,774
Redeemed	(424,939)	(1,775,699)	(1,402,788)	(7,292,641)
Net increase (decrease)	1,186,436	$2,836,168	609,064	$1,341,065
Fundamental Growth Fund Class R4
Sold	20,924	$63,380	43,223	$201,697
Issued as reinvestment of dividends	199,206	539,848	187,400	772,086
Redeemed	(55,504)	(236,873)	(93,402)	(500,263)
Net increase (decrease)	164,626	$366,355	137,221	$473,520
Fundamental Growth Fund Class R3
Sold	87,552	$172,018	204,225	$737,635
Issued as reinvestment of dividends	397,548	735,465	530,015	1,759,650
Redeemed	(225,690)	(402,451)	(746,314)	(2,772,047)
Net increase (decrease)	259,410	$505,032	(12,074)	$(274,762)
Blue Chip Growth Fund Class I
Sold	5,109,849	$142,884,423	9,208,665	$288,635,407
Issued as reinvestment of dividends	17,779,562	505,650,751	4,344,635	127,384,702
Redeemed	(8,675,795)	(258,135,472)	(24,822,276)	(790,026,118)
Net increase (decrease)	14,213,616	$390,399,702	(11,268,976)	$(374,006,009)
Blue Chip Growth Fund Class R5
Sold	566,248	$15,772,415	2,679,809	$82,658,186
Issued as reinvestment of dividends	3,858,828	109,320,598	983,773	28,785,200
Redeemed	(3,346,072)	(99,824,685)	(6,199,890)	(196,931,948)
Net increase (decrease)	1,079,004	$25,268,328	(2,536,308)	$(85,488,562)
Blue Chip Growth Fund Service Class
Sold	180,870	$5,389,991	1,223,525	$37,332,066
Issued as reinvestment of dividends	1,390,201	38,828,325	320,599	9,281,346
Redeemed	(640,493)	(17,961,662)	(1,731,897)	(53,422,350)
Net increase (decrease)	930,578	$26,256,654	(187,773)	$(6,808,938)
Blue Chip Growth Fund Administrative Class
Sold	191,217	$5,320,709	1,382,931	$43,389,745
Issued as reinvestment of dividends	2,315,836	63,222,321	634,937	18,063,967
Redeemed	(3,017,735)	(83,395,605)	(5,159,799)	(157,988,590)
Net increase (decrease)	(510,682)	$(14,852,575)	(3,141,931)	$(96,534,878)
Blue Chip Growth Fund Class A
Sold	122,418	$3,255,040	1,018,552	$28,655,216
Issued as reinvestment of dividends	1,109,963	28,270,753	387,337	10,446,481
Redeemed	(763,597)	(19,645,624)	(4,359,478)	(129,512,098)
Net increase (decrease)	468,784	$11,880,169	(2,953,589)	$(90,410,401)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2022		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
Blue Chip Growth Fund Class R4
Sold	201,076	$5,082,789	1,076,100	$30,583,742
Issued as reinvestment of dividends	983,162	25,050,959	240,790	6,486,894
Redeemed	(729,138)	(19,358,033)	(1,692,637)	(48,631,847)
Net increase (decrease)	455,100	$10,775,715	(375,747)	$(11,561,211)
Blue Chip Growth Fund Class R3
Sold	128,887	$2,916,809	357,619	$9,388,348
Issued as reinvestment of dividends	501,154	11,466,411	124,694	3,093,658
Redeemed	(422,331)	(10,360,013)	(961,576)	(25,525,284)
Net increase (decrease)	207,710	$4,023,207	(479,263)	$(13,043,278)
Growth Opportunities Fund Class I
Sold	3,630,606	$27,215,513	5,964,565	$64,460,451
Issued as reinvestment of dividends	7,852,454	63,212,251	4,781,993	47,724,289
Redeemed	(4,384,366)	(39,066,789)	(7,289,756)	(78,254,732)
Net increase (decrease)	7,098,694	$51,360,975	3,456,802	$33,930,008
Growth Opportunities Fund Class R5
Sold	367,820	$2,908,100	1,827,378	$19,490,118
Issued as reinvestment of dividends	2,168,280	16,825,851	2,200,770	21,391,483
Redeemed	(1,800,186)	(15,251,226)	(7,435,247)	(75,529,949)
Net increase (decrease)	735,914	$4,482,725	(3,407,099)	$(34,648,348)
Growth Opportunities Fund Service Class
Sold	253,007	$2,176,935	347,551	$3,384,510
Issued as reinvestment of dividends	994,425	7,030,586	709,183	6,439,381
Redeemed	(559,225)	(4,773,000)	(1,325,612)	(13,102,377)
Net increase (decrease)	688,207	$4,434,521	(268,878)	$(3,278,486)
Growth Opportunities Fund Administrative Class
Sold	261,012	$1,660,135	539,808	$4,962,892
Issued as reinvestment of dividends	2,172,175	13,489,206	1,331,937	11,015,116
Redeemed	(1,640,713)	(10,923,995)	(2,609,272)	(24,065,097)
Net increase (decrease)	792,474	$4,225,346	(737,527)	$(8,087,089)
Growth Opportunities Fund Class A
Sold	175,648	$776,516	683,345	$4,932,367
Issued as reinvestment of dividends	2,635,032	12,094,799	1,444,315	9,734,684
Redeemed	(1,663,069)	(7,188,498)	(2,427,204)	(18,045,044)
Net increase (decrease)	1,147,611	$5,682,817	(299,544)	$(3,377,993)
Growth Opportunities Fund Class R4
Sold	23,109	$106,887	34,506	$256,709
Issued as reinvestment of dividends	183,946	871,903	100,504	691,469
Redeemed	(13,203)	(61,280)	(138,783)	(1,067,446)
Net increase (decrease)	193,852	$917,510	(3,773)	$(119,268)
Growth Opportunities Fund Class R3
Sold	33,469	$99,686	402,025	$2,286,504
Issued as reinvestment of dividends	380,771	1,142,314	91,599	479,063
Redeemed	(50,572)	(128,022)	(190,176)	(1,105,742)
Net increase (decrease)	363,668	$1,113,978	303,448	$1,659,825

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2022		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
Mid Cap Value Fund Class I
Sold	523,514	$6,975,429	1,378,441	$19,471,679
Issued as reinvestment of dividends	2,209,404	26,888,446	120,645	1,535,817
Redeemed	(894,590)	(12,118,578)	(2,569,512)	(36,125,882)
Net increase (decrease)	1,838,328	$21,745,297	(1,070,426)	$(15,118,386)
Mid Cap Value Fund Class R5
Sold	13,477	$177,765	26,384	$378,441
Issued as reinvestment of dividends	18,803	232,404	713	9,182
Redeemed	(23,733)	(306,992)	(35,750)	(465,832)
Net increase (decrease)	8,547	$103,177	(8,653)	$(78,209)
Mid Cap Value Fund Service Class
Sold	248	$3,555	21,295	$311,554
Issued as reinvestment of dividends	8,620	105,510	125	1,602
Redeemed	(24,898)	(313,566)	(1,891)	(29,106)
Net increase (decrease)	(16,030)	$(204,501)	19,529	$284,050
Mid Cap Value Fund Administrative Class
Sold	3,979	$55,389	12,029	$184,500
Issued as reinvestment of dividends	14,968	188,296	723	9,443
Redeemed	(14,608)	(229,711)	(15,951)	(231,037)
Net increase (decrease)	4,339	$13,974	(3,199)	$(37,094)
Mid Cap Value Fund Class A
Sold	6,341	$87,736	142,864	$1,953,163
Issued as reinvestment of dividends	28,037	345,700	2,584	33,097
Redeemed	(21,082)	(281,002)	(315,794)	(4,611,163)
Net increase (decrease)	13,296	$152,434	(170,346)	$(2,624,903)
Mid Cap Value Fund Class R4
Sold	4,284	$54,732	7,013	$97,079
Issued as reinvestment of dividends	1,257	15,233	622	7,872
Redeemed	(737)	(10,151)	(72,997)	(1,056,116)
Net increase (decrease)	4,804	$59,814	(65,362)	$(951,165)
Mid Cap Value Fund Class R3
Sold	386	$5,264	5,118	$70,621
Issued as reinvestment of dividends	2,760	33,429	246	3,107
Redeemed	(2,175)	(27,570)	(30,021)	(430,029)
Net increase (decrease)	971	$11,123	(24,657)	$(356,301)
Small Cap Value Equity Fund Class I
Sold	468,275	$5,970,562	907,032	$11,357,203
Issued as reinvestment of dividends	879,846	9,194,395	152,789	1,714,290
Redeemed	(719,230)	(8,163,040)	(4,127,369)	(51,698,733)
Net increase (decrease)	628,891	$7,001,917	(3,067,548)	$(38,627,240)
Small Cap Value Equity Fund Class R5
Sold	58,267	$650,050	809,584	$10,404,197
Issued as reinvestment of dividends	218,100	2,283,497	34,845	392,010
Redeemed	(254,541)	(3,069,560)	(1,166,710)	(15,301,343)
Net increase (decrease)	21,826	$(136,013)	(322,281)	$(4,505,136)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2022		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
Small Cap Value Equity Fund Service Class
Sold	12,829	$157,419	29,025	$363,192
Issued as reinvestment of dividends	66,630	701,615	9,089	102,703
Redeemed	(34,894)	(432,127)	(91,348)	(1,186,214)
Net increase (decrease)	44,565	$426,907	(53,234)	$(720,319)
Small Cap Value Equity Fund Administrative Class
Sold	8,267	$103,978	40,323	$521,611
Issued as reinvestment of dividends	59,543	618,052	10,705	119,788
Redeemed	(10,711)	(123,965)	(213,856)	(2,687,794)
Net increase (decrease)	57,099	$598,065	(162,828)	$(2,046,395)
Small Cap Value Equity Fund Class A
Sold	17,667	$191,766	152,503	$1,865,323
Issued as reinvestment of dividends	141,955	1,433,744	17,347	190,647
Redeemed	(113,754)	(1,311,166)	(219,908)	(2,721,035)
Net increase (decrease)	45,868	$314,344	(50,058)	$(665,065)
Small Cap Value Equity Fund Class R4
Sold	9,286	$99,353	36,336	$451,536
Issued as reinvestment of dividends	35,292	353,982	7,995	87,302
Redeemed	(18,450)	(206,906)	(200,794)	(2,399,956)
Net increase (decrease)	26,128	$246,429	(156,463)	$(1,861,118)
Small Cap Value Equity Fund Class R3
Sold	15,441	$159,571	21,846	$274,446
Issued as reinvestment of dividends	18,019	177,490	2,414	26,075
Redeemed	(9,501)	(93,141)	(57,525)	(679,901)
Net increase (decrease)	23,959	$243,920	(33,265)	$(379,380)
Small Company Value Fund Class I
Sold	1,336,264	$16,250,261	4,737,139	$55,347,151
Issued as reinvestment of dividends	2,185,835	24,481,352	85,053	812,256
Redeemed	(2,045,654)	(24,588,282)	(2,348,073)	(26,270,613)
Net increase (decrease)	1,476,445	$16,143,331	2,474,119	$29,888,794
Small Company Value Fund Class R5
Sold	349,568	$4,287,893	2,238,221	$24,968,017
Issued as reinvestment of dividends	774,949	8,756,926	39,529	380,666
Redeemed	(983,741)	(11,606,300)	(3,598,862)	(37,381,946)
Net increase (decrease)	140,776	$1,438,519	(1,321,112)	$(12,033,263)
Small Company Value Fund Service Class
Sold	85,975	$1,058,770	317,513	$3,700,087
Issued as reinvestment of dividends	111,423	1,250,165	3,323	31,805
Redeemed	(86,974)	(982,949)	(213,621)	(2,435,431)
Net increase (decrease)	110,424	$1,325,986	107,215	$1,296,461
Small Company Value Fund Administrative Class
Sold	65,251	$794,375	319,890	$3,595,272
Issued as reinvestment of dividends	192,067	2,095,447	9,514	88,859
Redeemed	(239,073)	(2,726,260)	(933,127)	(10,609,361)
Net increase (decrease)	18,245	$163,562	(603,723)	$(6,925,230)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2022		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
Small Company Value Fund Class A
Sold	155,087	$1,688,391	299,765	$3,244,014
Issued as reinvestment of dividends	191,789	1,983,094	3,577	31,978
Redeemed	(170,165)	(1,863,680)	(691,731)	(7,464,426)
Net increase (decrease)	176,711	$1,807,805	(388,389)	$(4,188,434)
Small Company Value Fund Class R4
Sold	5,440	$57,181	73,265	$751,995
Issued as reinvestment of dividends	9,904	100,625	673	5,920
Redeemed	(1,837)	(22,115)	(137,064)	(1,569,338)
Net increase (decrease)	13,507	$135,691	(63,126)	$(811,423)
Small Company Value Fund Class R3
Sold	13,792	$130,156	16,202	$161,460
Issued as reinvestment of dividends	6,198	57,144	–	–
Redeemed	(8,125)	(75,085)	(7,013)	(70,513)
Net increase (decrease)	11,865	$112,215	9,189	$90,947
S&P Mid Cap Index Fund Class I
Sold	449,085	$7,442,023	2,126,843	$35,570,161
Issued as reinvestment of dividends	896,135	14,266,462	461,829	6,691,909
Redeemed	(1,787,668)	(28,802,646)	(1,795,719)	(29,456,348)
Net increase (decrease)	(442,448)	$(7,094,161)	792,953	$12,805,722
S&P Mid Cap Index Fund Class R5
Sold	232,211	$3,942,966	839,995	$14,215,521
Issued as reinvestment of dividends	249,706	3,962,838	125,735	1,816,870
Redeemed	(277,115)	(4,556,326)	(760,997)	(12,370,073)
Net increase (decrease)	204,802	$3,349,478	204,733	$3,662,318
S&P Mid Cap Index Fund Service Class
Sold	128,004	$2,086,456	367,250	$5,990,700
Issued as reinvestment of dividends	155,612	2,455,558	109,906	1,580,444
Redeemed	(274,954)	(4,308,059)	(742,178)	(12,328,467)
Net increase (decrease)	8,662	$233,955	(265,022)	$(4,757,323)
S&P Mid Cap Index Fund Administrative Class
Sold	142,539	$2,423,728	685,066	$11,160,805
Issued as reinvestment of dividends	276,921	4,378,127	227,738	3,274,879
Redeemed	(1,224,985)	(20,843,528)	(1,257,406)	(20,501,726)
Net increase (decrease)	(805,525)	$(14,041,673)	(344,602)	$(6,066,042)
S&P Mid Cap Index Fund Class A
Sold	77,116	$1,266,278	554,824	$9,039,654
Issued as reinvestment of dividends	179,010	2,830,155	130,567	1,877,552
Redeemed	(449,463)	(7,562,366)	(1,287,755)	(20,039,954)
Net increase (decrease)	(193,337)	$(3,465,933)	(602,364)	$(9,122,748)
S&P Mid Cap Index Fund Class R4
Sold	412,758	$6,610,678	863,466	$14,261,029
Issued as reinvestment of dividends	548,993	8,602,717	401,412	5,732,162
Redeemed	(1,334,237)	(21,225,569)	(2,727,287)	(43,586,429)
Net increase (decrease)	(372,486)	$(6,012,174)	(1,462,409)	$(23,593,238)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2022		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
S&P Mid Cap Index Fund Class R3
Sold	501,337	$7,914,626	1,180,316	$19,237,954
Issued as reinvestment of dividends	790,758	12,335,822	492,533	7,008,746
Redeemed	(2,068,700)	(32,641,295)	(2,545,333)	(40,108,951)
Net increase (decrease)	(776,605)	$(12,390,847)	(872,484)	$(13,862,251)
Russell 2000 Small Cap Index Fund Class I
Sold	450,024	$6,456,410	1,573,646	$24,868,488
Issued as reinvestment of dividends	1,333,444	17,308,103	299,104	4,196,431
Redeemed	(1,572,191)	(21,363,796)	(2,343,175)	(35,735,336)
Net increase (decrease)	211,277	$2,400,717	(470,425)	$(6,670,417)
Russell 2000 Small Cap Index Fund Class R5
Sold	173,946	$2,420,791	648,502	$10,477,592
Issued as reinvestment of dividends	266,597	3,460,429	59,738	838,131
Redeemed	(223,023)	(2,985,861)	(734,583)	(11,677,636)
Net increase (decrease)	217,520	$2,895,359	(26,343)	$(361,913)
Russell 2000 Small Cap Index Fund Service Class
Sold	105,287	$1,465,188	341,215	$5,283,515
Issued as reinvestment of dividends	181,325	2,330,009	39,388	547,886
Redeemed	(285,010)	(3,692,146)	(317,656)	(4,932,473)
Net increase (decrease)	1,602	$103,051	62,947	$898,928
Russell 2000 Small Cap Index Fund Administrative Class
Sold	183,434	$2,656,013	579,844	$8,948,622
Issued as reinvestment of dividends	489,435	6,323,503	182,814	2,550,257
Redeemed	(1,622,731)	(22,801,231)	(1,752,876)	(27,282,679)
Net increase (decrease)	(949,862)	$(13,821,715)	(990,218)	$(15,783,800)
Russell 2000 Small Cap Index Fund Class A
Sold	85,612	$1,173,360	536,036	$8,165,532
Issued as reinvestment of dividends	236,853	3,038,829	67,900	941,766
Redeemed	(399,180)	(5,571,754)	(1,093,086)	(16,025,834)
Net increase (decrease)	(76,715)	$(1,359,565)	(489,150)	$(6,918,536)
Russell 2000 Small Cap Index Fund Class R4
Sold	389,649	$5,484,441	1,068,047	$16,948,543
Issued as reinvestment of dividends	727,982	9,267,214	197,856	2,730,417
Redeemed	(1,538,554)	(20,039,484)	(2,298,236)	(34,798,727)
Net increase (decrease)	(420,923)	$(5,287,829)	(1,032,333)	$(15,119,767)
Russell 2000 Small Cap Index Fund Class R3
Sold	272,772	$3,561,214	703,629	$10,872,549
Issued as reinvestment of dividends	755,931	9,570,091	180,259	2,474,950
Redeemed	(1,098,402)	(14,186,747)	(1,439,744)	(21,728,553)
Net increase (decrease)	(69,699)	$(1,055,442)	(555,856)	$(8,381,054)
Mid Cap Growth Fund Class I
Sold	9,238,690	$235,780,505	21,183,859	$619,721,055
Issued as reinvestment of dividends	46,250,992	1,175,700,217	13,500,310	369,233,487
Redeemed	(43,455,335)	(1,124,708,274)	(68,670,135)	(2,039,813,584)
Net increase (decrease)	12,034,347	$286,772,448	(33,985,966)	$(1,050,859,042)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2022		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
Mid Cap Growth Fund Class R5
Sold	6,128,036	$153,636,511	8,395,381	$240,160,574
Issued as reinvestment of dividends	11,851,698	296,055,421	3,401,006	91,793,143
Redeemed	(17,523,182)	(464,010,344)	(16,010,155)	(465,598,430)
Net increase (decrease)	456,552	$(14,318,412)	(4,213,768)	$(133,644,713)
Mid Cap Growth Fund Service Class
Sold	367,809	$9,519,407	1,066,469	$29,688,014
Issued as reinvestment of dividends	2,525,623	60,589,689	803,095	21,000,941
Redeemed	(3,489,064)	(87,632,960)	(4,669,869)	(130,586,243)
Net increase (decrease)	(595,632)	$(17,523,864)	(2,800,305)	$(79,897,288)
Mid Cap Growth Fund Administrative Class
Sold	185,065	$4,147,902	869,031	$23,069,316
Issued as reinvestment of dividends	2,158,971	48,166,646	677,781	16,747,973
Redeemed	(1,736,143)	(42,047,922)	(4,042,762)	(107,237,852)
Net increase (decrease)	607,893	$10,266,626	(2,495,950)	$(67,420,563)
Mid Cap Growth Fund Class A
Sold	130,536	$2,733,032	588,035	$13,908,258
Issued as reinvestment of dividends	1,836,269	35,770,513	630,794	14,060,392
Redeemed	(1,555,616)	(33,653,367)	(3,959,939)	(95,492,021)
Net increase (decrease)	411,189	$4,850,178	(2,741,110)	$(67,523,371)
Mid Cap Growth Fund Class R4
Sold	372,374	$7,621,828	1,821,605	$43,245,580
Issued as reinvestment of dividends	1,343,771	26,566,357	557,533	12,555,638
Redeemed	(3,211,895)	(73,211,531)	(4,612,065)	(112,673,861)
Net increase (decrease)	(1,495,750)	$(39,023,346)	(2,232,927)	$(56,872,643)
Mid Cap Growth Fund Class R3
Sold	151,603	$2,855,631	393,431	$8,615,707
Issued as reinvestment of dividends	466,005	7,898,792	120,591	2,425,094
Redeemed	(338,872)	(6,302,071)	(746,836)	(16,376,977)
Net increase (decrease)	278,736	$4,452,352	(232,814)	$(5,336,176)
Small Cap Growth Equity Fund Class I
Sold	4,365,751	$75,323,549	7,016,670	$144,369,320
Issued as reinvestment of dividends	6,689,062	106,891,206	1,541,584	29,012,613
Redeemed	(3,314,503)	(57,114,216)	(6,121,222)	(124,881,393)
Net increase (decrease)	7,740,310	$125,100,539	2,437,032	$48,500,540
Small Cap Growth Equity Fund Class R5
Sold	354,093	$5,791,012	1,671,272	$32,751,480
Issued as reinvestment of dividends	2,133,325	33,194,542	629,588	11,622,191
Redeemed	(2,355,048)	(37,903,999)	(2,999,349)	(58,807,712)
Net increase (decrease)	132,370	$1,081,555	(698,489)	$(14,434,041)
Small Cap Growth Equity Fund Service Class
Sold	72,969	$1,070,706	293,630	$5,450,566
Issued as reinvestment of dividends	542,363	7,598,507	169,568	2,891,135
Redeemed	(319,533)	(5,883,339)	(677,279)	(12,484,416)
Net increase (decrease)	295,799	$2,785,874	(214,081)	$(4,142,715)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2022		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
Small Cap Growth Equity Fund Administrative Class
Sold	67,706	$920,020	203,401	$3,468,903
Issued as reinvestment of dividends	606,248	7,499,285	175,761	2,733,082
Redeemed	(224,534)	(3,095,678)	(763,539)	(12,729,401)
Net increase (decrease)	449,420	$5,323,627	(384,377)	$(6,527,416)
Small Cap Growth Equity Fund Class A
Sold	50,043	$523,383	504,453	$6,982,978
Issued as reinvestment of dividends	976,336	9,343,532	322,918	4,197,930
Redeemed	(452,792)	(4,784,658)	(1,587,189)	(22,495,130)
Net increase (decrease)	573,587	$5,082,257	(759,818)	$(11,314,222)
Small Cap Growth Equity Fund Class R4
Sold	179,547	$1,656,872	241,546	$3,516,902
Issued as reinvestment of dividends	532,192	5,183,552	123,958	1,628,809
Redeemed	(263,498)	(2,582,799)	(499,572)	(6,898,395)
Net increase (decrease)	448,241	$4,257,625	(134,068)	$(1,752,684)
Small Cap Growth Equity Fund Class R3
Sold	55,249	$488,094	134,796	$1,555,386
Issued as reinvestment of dividends	275,707	1,924,436	54,866	582,672
Redeemed	(66,439)	(449,022)	(180,997)	(2,091,227)
Net increase (decrease)	264,517	$1,963,508	8,665	$46,831
MSCI EAFE International Index Fund Class I
Sold	464,318	$6,312,370	1,167,745	$16,349,594
Issued as reinvestment of dividends	472,718	6,296,608	167,731	2,197,280
Redeemed	(1,305,337)	(17,869,584)	(1,468,932)	(20,304,806)
Net increase (decrease)	(368,301)	$(5,260,606)	(133,456)	$(1,757,932)
MSCI EAFE International Index Fund Class R5
Sold	128,868	$1,733,882	357,285	$5,015,925
Issued as reinvestment of dividends	108,204	1,441,283	40,890	535,653
Redeemed	(191,784)	(2,614,723)	(532,440)	(7,244,343)
Net increase (decrease)	45,288	$560,442	(134,265)	$(1,692,765)
MSCI EAFE International Index Fund Service Class
Sold	54,455	$738,805	65,961	$912,342
Issued as reinvestment of dividends	28,844	385,936	8,342	109,695
Redeemed	(69,369)	(936,042)	(91,634)	(1,225,274)
Net increase (decrease)	13,930	$188,699	(17,331)	$(203,237)
MSCI EAFE International Index Fund Administrative Class
Sold	131,786	$1,787,817	336,591	$4,688,150
Issued as reinvestment of dividends	165,663	2,198,344	80,157	1,045,250
Redeemed	(373,388)	(4,810,047)	(1,425,597)	(20,104,418)
Net increase (decrease)	(75,939)	$(823,886)	(1,008,849)	$(14,371,018)
MSCI EAFE International Index Fund Class A
Sold	77,401	$1,023,453	236,577	$3,266,105
Issued as reinvestment of dividends	95,904	1,270,730	33,308	434,004
Redeemed	(192,307)	(2,676,195)	(761,697)	(10,075,912)
Net increase (decrease)	(19,002)	$(382,012)	(491,812)	$(6,375,803)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2022		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
MSCI EAFE International Index Fund Class R4
Sold	185,403	$2,488,432	754,994	$10,460,788
Issued as reinvestment of dividends	188,797	2,484,572	76,285	987,127
Redeemed	(897,794)	(11,609,919)	(1,641,065)	(22,681,289)
Net increase (decrease)	(523,594)	$(6,636,915)	(809,786)	$(11,233,374)
MSCI EAFE International Index Fund Class R3
Sold	175,939	$2,330,525	327,480	$4,532,208
Issued as reinvestment of dividends	212,861	2,792,733	68,674	886,577
Redeemed	(717,500)	(9,124,253)	(817,256)	(11,078,746)
Net increase (decrease)	(328,700)	$(4,000,995)	(421,102)	$(5,659,961)
Overseas Fund Class I
Sold	4,939,128	$47,681,197	9,326,183	$89,997,203
Issued as reinvestment of dividends	3,877,276	36,679,034	1,033,783	9,459,111
Redeemed	(9,323,362)	(87,556,823)	(19,054,553)	(189,333,308)
Net increase (decrease)	(506,958)	$(3,196,592)	(8,694,587)	$(89,876,994)
Overseas Fund Class R5
Sold	630,614	$6,115,122	2,048,201	$19,758,875
Issued as reinvestment of dividends	1,528,040	14,531,662	353,544	3,249,074
Redeemed	(3,993,552)	(38,802,954)	(3,483,345)	(34,118,149)
Net increase (decrease)	(1,834,898)	$(18,156,170)	(1,081,600)	$(11,110,200)
Overseas Fund Service Class
Sold	467,295	$4,752,519	412,087	$3,976,372
Issued as reinvestment of dividends	456,597	4,314,842	101,106	923,098
Redeemed	(542,846)	(5,431,533)	(798,474)	(7,827,090)
Net increase (decrease)	381,046	$3,635,828	(285,281)	$(2,927,620)
Overseas Fund Administrative Class
Sold	67,838	$667,939	382,828	$3,680,866
Issued as reinvestment of dividends	191,576	1,831,463	45,617	421,047
Redeemed	(261,250)	(2,546,005)	(866,637)	(8,320,923)
Net increase (decrease)	(1,836)	$(46,603)	(438,192)	$(4,219,010)
Overseas Fund Class A
Sold	112,759	$1,071,100	264,898	$2,542,503
Issued as reinvestment of dividends	217,687	2,031,016	70,638	637,155
Redeemed	(568,601)	(5,492,678)	(1,819,906)	(17,789,568)
Net increase (decrease)	(238,155)	$(2,390,562)	(1,484,370)	$(14,609,910)
Overseas Fund Class R4
Sold	204,163	$1,866,358	721,382	$6,841,308
Issued as reinvestment of dividends	221,488	2,008,900	44,888	395,010
Redeemed	(201,343)	(1,805,370)	(973,710)	(9,110,679)
Net increase (decrease)	224,308	$2,069,888	(207,440)	$(1,874,361)
Overseas Fund Class R3
Sold	46,140	$426,675	205,906	$2,014,268
Issued as reinvestment of dividends	67,894	623,942	14,811	131,963
Redeemed	(84,925)	(797,202)	(297,944)	(2,881,102)
Net increase (decrease)	29,109	$253,415	(77,227)	$(734,871)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2022		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
MM Select T. Rowe Price International Equity Fund Class I
Sold	18,110,119	$207,443,934	26,565,354	$299,651,877
Issued as reinvestment of dividends	6,457,531	71,743,166	2,226,021	23,974,243
Redeemed	(9,862,156)	(109,561,530)	(21,745,375)	(246,370,514)
Net increase (decrease)	14,705,494	$169,625,570	7,046,000	$77,255,606

Unless waived, purchases of Class A shares are subject to a front-end sales charge of up to 5.50% of the amount purchased. A portion of the front-end sales charge may be retained by the Distributor. The Distributor retained the following amounts during the period ended March 31, 2022:

Front-End Sales Charges Retained by Distributor
Diversified Value Fund	$730
Fundamental Value Fund	730
S&P 500 Index Fund	27
Equity Opportunities Fund	948
Blue Chip Growth Fund	618
Mid Cap Growth Fund	353
Small Cap Growth Equity Fund	204

Unless waived, redemptions of Class A shares made within 18 months of purchase from initial investments of $1 million or more are subject to a contingent deferred sales charge of 1.00% of the amount redeemed. The Distributor receives all contingent deferred sales charges. For the period ended March 31, 2022, no amounts have been retained by the Distributor.

With respect to Class A shares, the Distributor may pay an up-front concession to financial intermediaries through which sales are made as described in the Funds’ Prospectus

6. Federal Income Tax Information

At March 31, 2022, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Total Return Bond Fund	$1,095,497,786	$5,731,820	$(27,392,461)	$(21,660,641)
Strategic Bond Fund	541,783,368	4,130,649	(25,579,751)	(21,449,102)
Diversified Value Fund	302,825,316	89,584,350	(4,237,748)	85,346,602
Fundamental Value Fund	445,397,321	147,493,628	(7,395,620)	140,098,008
S&P 500 Index Fund	1,605,019,200	1,714,028,722	(47,929,307)	1,666,099,415
Equity Opportunities Fund	586,710,069	168,001,768	(6,179,861)	161,821,907
Fundamental Growth Fund	43,957,588	5,062,042	(4,050,748)	1,011,294
Blue Chip Growth Fund	2,264,313,444	1,574,283,941	(110,150,081)	1,464,133,860
Growth Opportunities Fund	302,460,634	92,268,061	(18,193,177)	74,074,884
Mid Cap Value Fund	114,336,046	12,625,585	(4,399,738)	8,225,847
Small Cap Value Equity Fund	46,146,726	14,765,367	(1,457,771)	13,307,596

Notes to Financial Statements (Unaudited) (Continued)

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Small Company Value Fund	$239,784,627	$39,266,998	$(8,260,617)	$31,006,381
S&P Mid Cap Index Fund	297,928,774	100,790,198	(13,849,462)	86,940,736
Russell 2000 Small Cap Index Fund	206,008,684	57,178,091	(33,247,961)	23,930,130
Mid Cap Growth Fund	5,491,738,762	1,998,036,800	(364,683,011)	1,633,353,789
Small Cap Growth Equity Fund	618,345,038	106,036,464	(34,124,983)	71,911,481
MSCI EAFE International Index Fund	139,524,423	35,347,001	(13,567,355)	21,779,646
Overseas Fund	488,635,665	102,866,768	(28,773,698)	74,093,070
MM Select T. Rowe Price International Equity Fund	1,592,577,961	248,036,799	(132,489,954)	115,546,845

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act changed the capital loss carryforward rules as they relate to regulated investment companies. Capital losses generated in tax years beginning after the date of enactment may now be carried forward indefinitely, and retain the character of the original loss.

At September 30, 2021, for federal income tax purposes, there were no unused capital losses.

Generally accepted accounting principles in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended September 30, 2021, was as follows:

	Ordinary Income	Long Term Capital Gain
Total Return Bond Fund	$51,593,361	$—
Strategic Bond Fund	21,393,604	18,264,739
Diversified Value Fund	7,632,765	—
Fundamental Value Fund	9,207,746	—
S&P 500 Index Fund	59,183,283	419,938,253
Equity Opportunities Fund	13,151,452	38,674,722
Fundamental Growth Fund	14,953,658	17,591,165
Blue Chip Growth Fund	—	203,562,156
Growth Opportunities Fund	4,069,271	93,406,690
Mid Cap Value Fund	1,604,431	—
Small Cap Value Equity Fund	26,515	2,606,300
Small Company Value Fund	1,351,801	—
S&P Mid Cap Index Fund	6,422,505	21,560,057
Russell 2000 Small Cap Index Fund	4,007,936	10,271,901
Mid Cap Growth Fund	14,252,104	521,343,693
Small Cap Growth Equity Fund	6,970,464	45,698,594
MSCI EAFE International Index Fund	3,918,278	2,277,308
Overseas Fund	5,244,641	9,972,004
MM Select T. Rowe Price International Equity Fund	23,974,243	—

Notes to Financial Statements (Unaudited) (Continued)

The following Fund(s) have elected to pass through the foreign tax credit for the year ended September 30, 2021:

Amount
MSCI EAFE International Index Fund	$398,397
Overseas Fund	1,724,212
MM Select T. Rowe Price International Equity Fund	3,703,979

Capital accounts within the financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At September 30, 2021, temporary book and tax accounting differences were primarily attributable to the deferral of wash sale losses, deferred Trustee compensation, and other temporary basis adjustments.

At September 30, 2021, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total
Total Return Bond Fund	$13,970,001	$—	$(143,314)	$8,980,978	$22,807,665
Strategic Bond Fund	16,980,860	9,902,514	—	9,894,021	36,777,395
Diversified Value Fund	16,945,476	24,318,421	(131,313)	70,729,706	111,862,290
Fundamental Value Fund	8,293,957	53,907,569	(173,758)	128,687,743	190,715,511
S&P 500 Index Fund	29,793,935	373,719,405	(407,458)	1,745,587,004	2,148,692,886
Equity Opportunities Fund	11,064,961	69,126,262	(108,023)	152,636,493	232,719,693
Fundamental Growth Fund	9,172,286	6,498,040	(14,689)	7,425,436	23,081,073
Blue Chip Growth Fund	37,765,672	693,996,434	(212,773)	1,958,471,258	2,690,020,591
Growth Opportunities Fund	9,742,882	95,874,560	(93,442)	209,122,523	314,646,523
Mid Cap Value Fund	16,064,739	9,759,045	(18,231)	5,071,631	30,877,184
Small Cap Value Equity Fund	3,627,991	10,443,544	(19,283)	13,696,752	27,749,004
Small Company Value Fund	16,565,495	21,111,198	(61,608)	48,139,772	85,754,857
S&P Mid Cap Index Fund	10,681,991	33,550,046	(38,815)	109,216,448	153,409,670
Russell 2000 Small Cap Index Fund	6,570,972	43,144,475	(28,233)	55,877,050	105,564,264
Mid Cap Growth Fund	203,053,013	1,380,816,228	(437,857)	2,891,688,840	4,475,120,224
Small Cap Growth Equity Fund	39,573,638	122,594,480	(98,562)	141,985,533	304,055,089
MSCI EAFE International Index Fund	6,286,677	8,820,283	(32,249)	31,344,914	46,419,625
Overseas Fund	14,112,278	47,916,430	(96,344)	103,359,874	165,292,238
MM Select T. Rowe Price International Equity Fund	40,755,928	15,484,285	(28,128)	215,309,816	271,521,901

The Funds did not have any unrecognized tax benefits at March 31, 2022, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended March 31, 2022, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.

Notes to Financial Statements (Unaudited) (Continued)

7. Indemnifications

Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

8. New Accounting Pronouncements

In January 2021, FASB issued Accounting Standards Update 2021-01 — Reference Rate Reform (Topic 848) — Scope (“ASU 2021-01”) as an update to Accounting Standards Update 2020-04 — Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”) in order to make certain clarifications. ASU 2020-04 and ASU 2021-01 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank-offered based reference rates. The temporary relief provided by ASU 2020-04 and ASU 2021-01 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management does not believe the impact of adopting ASU 2020-04 and ASU 2021-01 will have a material impact on the financial statements.

9. Coronavirus (COVID-19) Pandemic

The global pandemic outbreak of the novel coronavirus known as COVID-19 and efforts to contain its spread have produced, and will likely continue to produce, substantial market volatility, severe market dislocations and liquidity constraints in many markets, exchange trading suspensions and closures, higher default rates, and global business disruption, and they may result in future significant adverse effects, such as declines in global financial markets and a substantial economic downturn or recession throughout the world. Such factors may have a significant adverse effect on a Fund’s performance and have the potential to impair the ability of a Fund’s investment adviser, subadviser, or other service providers to serve the Fund and could lead to disruptions that negatively impact the Fund.

10. Russian-Ukraine War

In February 2022, Russia commenced a large-scale military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the regional and the global financial markets and economies. One or more of the Funds hold positions in securities or other instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market, and currency risks, as well as the risks related to the economic sanctions on Russia, Russian individuals, and Russian corporate and banking entities imposed by the United States and/or other countries. Such sanctions — which affect companies in many sectors, including energy, financial services, and defense, among others — could adversely affect the global energy and financial markets and, thus, could affect the value of a Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. Such sanctions may also result in a decline in the value and liquidity of Russian securities and a weakening of the ruble, and will impair a Fund’s ability to buy, sell, receive, or deliver Russian securities. In addition, certain transactions have been or may be prohibited and/or existing investments have or may become illiquid (e.g., because transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet shareholder redemptions.

Other Information (Unaudited)

Proxy Voting

A description of the policies and procedures that each Fund’s investment adviser and subadvisers use to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the Securities and Exchange Commission’s (“SEC”) EDGAR database on its website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/funds and on the SEC’s EDGAR database on its website at http://www.sec.gov.

Quarterly Reporting

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s EDGAR database on its website at http://www.sec.gov. In addition, the Funds make the complete schedule of portfolio holdings from their filings on Form N-PORT available to shareholders at http://www.massmutual.com/funds.

Liquidity Risk Management Program

In 2016, the SEC adopted Rule 22e-4 under the 1940 Act (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of fund shareholders. Pursuant to the Liquidity Rule, the Funds have established and maintain a Liquidity Risk Management Program (the “Program”) that incorporates the requirements of the Liquidity Rule. The Program is administered by MML Advisers, which has established a Liquidity Risk Management Program Committee (the “Committee”) to oversee the required management, assessments, reviews, and reports for the Program.

The Program’s principal objectives include supporting each Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Fund’s liquidity and the periodic classification of the Fund’s investments into groupings that reflect MML Advisers’ assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on March 22, 2022, the Trustees received a report prepared by the Committee regarding the operation and effectiveness of the Program for the period January 1, 2021 through December 31, 2021. In the report, the Committee concluded that the Program proved to be adequately designed to address the Funds’ liquidity risks and operated effectively.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Trustees’ Approval of Investment Advisory Contracts

At their meeting in December 2021, the Trustees, including the Trustees who are not “interested persons” (as such term is defined in the 1940 Act) of the Trust, MML Advisers, or the subadvisers (the “Independent Trustees”), reviewed and approved a proposal to make changes to the existing subadvisory agreement with T. Rowe Price Associates, Inc. (“T. Rowe Price”) for the Mid Cap Growth Fund (the “Fund” and the “Amended Subadvisory Agreement”) intended to permit T. Rowe Price to delegate to its advisory affiliates. The Trustees considered, among other things, that any such delegation by T. Rowe Price would be subject to the consent of MML Advisers and the Board. At the same time, the Trustees, including the Independent Trustees, approved a subadvisory agreement between T. Rowe Price and T. Rowe Price Investment Management, Inc. (the “New Sub-Subadvisory Agreement”) for the Fund. The Trustees considered, among other things, that the New Sub-Subadvisory Agreement would not result in any changes in the fees payable by the Fund or MML Advisers and that the services provided would continue to be

Other Information (Unaudited) (Continued)

subject to the supervision of T. Rowe Price. The Trustees concluded that the Amended Subadvisory Agreement and New Sub-Subadvisory Agreement are in the best interests of the Fund and its shareholders. In their deliberations, the Trustees were advised by independent counsel.

Prior to the votes being taken to approve the Amended Subadvisory Agreement and New Sub-Subadvisory Agreement discussed above, the Independent Trustees met separately in executive session to discuss the appropriateness of such contracts. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

The Amended Subadvisory Agreement and New Sub-Subadvisory Agreement became effective on March 7, 2022.

Also at their meeting in December 2021, the Trustees, including the Independent Trustees, reviewed and approved a proposal to make changes to the existing subadvisory agreements with T. Rowe Price and Frontier Capital Management Company, LLC (“Frontier”) for the Fund intended to lower the fees payable under the agreements. In arriving at their decision, the Trustees discussed the fees payable to T. Rowe Price and Frontier by MML Advisers under the amended subadvisory agreements and the effect of such fees on the profitability to MML Advisers. The Trustees concluded that they were satisfied that MML Advisers’ projected level of profitability due to the amended subadvisory agreements is not excessive and the subadvisory fee amount under the amended subadvisory agreements is fair and reasonable. In their deliberations, the Trustees were advised by independent counsel.

Prior to the votes being taken to approve the amendments to the subadvisory agreements discussed above, the Independent Trustees met separately in executive session to discuss the appropriateness of such contracts. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

The amended subadvisory agreements became effective on January 1, 2022.

Other Information (Unaudited) (Continued)

Fund Expenses March 31, 2022

Expense Examples:

The following information is in regards to expenses for the six months ended March 31, 2022:

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemptions; and (2) ongoing costs, including advisory fees, distribution and/or service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended March 31, 2022.

Actual Expenses:

The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Operating Expenses Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Total Return Bond Fund
Class I	$1,000	0.33%	$938.10	$1.59	$1,023.30	$1.66
Class R5	1,000	0.43%	938.00	2.08	1,022.80	2.17
Service Class	1,000	0.53%	938.00	2.56	1,022.30	2.67
Administrative Class	1,000	0.63%	936.70	3.04	1,021.80	3.18
Class A	1,000	0.88%	936.10	4.25	1,020.50	4.43
Class R4	1,000	0.78%	936.40	3.77	1,021.00	3.93
Class R3	1,000	1.03%	935.30	4.97	1,019.80	5.19
Strategic Bond Fund
Class I	1,000	0.45%	935.80	2.17	1,022.70	2.27
Class R5	1,000	0.55%	935.70	2.65	1,022.20	2.77
Service Class	1,000	0.65%	934.50	3.13	1,021.70	3.28
Administrative Class	1,000	0.75%	934.30	3.62	1,021.20	3.78
Class A	1,000	1.00%	933.40	4.82	1,019.90	5.04
Class R4	1,000	0.90%	932.80	4.34	1,020.40	4.53
Class R3	1,000	1.15%	932.30	5.54	1,019.20	5.79

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Diversified Value Fund
Class I	$1,000	0.57%	$1090.50	$2.97	$1,022.10	$2.87
Class R5	1,000	0.67%	1090.60	3.49	1,021.60	3.38
Service Class	1,000	0.77%	1090.50	4.01	1,021.10	3.88
Administrative Class	1,000	0.87%	1089.20	4.53	1,020.60	4.38
Class A	1,000	1.12%	1087.60	5.83	1,019.30	5.64
Class R4	1,000	1.02%	1088.80	5.31	1,019.80	5.14
Class R3	1,000	1.27%	1087.00	6.61	1,018.60	6.39
Fundamental Value Fund
Class I	1,000	0.65%	1092.80	3.39	1,021.70	3.28
Class R5	1,000	0.75%	1091.80	3.91	1,021.20	3.78
Service Class	1,000	0.85%	1091.60	4.43	1,020.70	4.28
Administrative Class	1,000	0.95%	1090.90	4.95	1,020.20	4.78
Class A	1,000	1.20%	1089.70	6.25	1,018.90	6.04
Class R4	1,000	1.10%	1090.40	5.73	1,019.40	5.54
Class R3	1,000	1.35%	1089.10	7.03	1,018.20	6.79
S&P 500 Index Fund
Class I	1,000	0.12%	1059.10	0.62	1,024.30	0.61
Class R5	1,000	0.22%	1058.70	1.13	1,023.80	1.11
Service Class	1,000	0.37%	1057.30	1.90	1,023.10	1.87
Administrative Class	1,000	0.47%	1057.00	2.41	1,022.60	2.37
Class A	1,000	0.72%	1056.00	3.69	1,021.30	3.63
Class R4	1,000	0.62%	1056.40	3.18	1,021.80	3.13
Class R3	1,000	0.87%	1054.60	4.46	1,020.60	4.38
Equity Opportunities Fund
Class I	1,000	0.73%	1092.10	3.81	1,021.30	3.68
Class R5	1,000	0.83%	1092.10	4.33	1,020.80	4.18
Service Class	1,000	0.93%	1091.40	4.85	1,020.30	4.68
Administrative Class	1,000	1.03%	1090.60	5.37	1,019.80	5.19
Class A	1,000	1.28%	1089.50	6.67	1,018.50	6.44
Class R4	1,000	1.18%	1089.80	6.15	1,019.00	5.94
Class R3	1,000	1.43%	1089.00	7.45	1,017.80	7.19
Fundamental Growth Fund
Class I	1,000	1.14%	909.00	5.43	1,019.20	5.74
Class R5	1,000	1.24%	907.50	5.90	1,018.70	6.24
Service Class	1,000	1.34%	909.50	6.38	1,018.20	6.74
Administrative Class	1,000	1.44%	906.50	6.84	1,017.80	7.24
Class A	1,000	1.69%	906.20	8.03	1,016.50	8.50
Class R4	1,000	1.59%	906.00	7.56	1,017.00	8.00
Class R3	1,000	1.85%	904.00	8.78	1,015.70	9.30
Blue Chip Growth Fund
Class I	1,000	0.63%	939.60	3.05	1,021.80	3.18
Class R5	1,000	0.73%	939.00	3.53	1,021.30	3.68
Service Class	1,000	0.83%	938.60	4.01	1,020.80	4.18
Administrative Class	1,000	0.93%	938.00	4.49	1,020.30	4.68
Class A	1,000	1.18%	937.00	5.70	1,019.00	5.94
Class R4	1,000	1.08%	937.30	5.22	1,019.50	5.44
Class R3	1,000	1.33%	936.30	6.42	1,018.30	6.69

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Growth Opportunities Fund
Class I	$1,000	0.75%	$795.80	$3.36	$1,021.20	$3.78
Class R5	1,000	0.85%	795.50	3.80	1,020.70	4.28
Service Class	1,000	0.95%	794.60	4.25	1,020.20	4.78
Administrative Class	1,000	1.05%	794.20	4.70	1,019.70	5.29
Class A	1,000	1.30%	792.60	5.81	1,018.40	6.54
Class R4	1,000	1.20%	793.20	5.36	1,018.90	6.04
Class R3	1,000	1.45%	792.80	6.48	1,017.70	7.29
Mid Cap Value Fund
Class I	1,000	0.61%	1084.80	3.17	1,021.90	3.07
Class R5	1,000	0.71%	1083.20	3.69	1,021.40	3.58
Service Class	1,000	0.81%	1083.10	4.21	1,020.90	4.08
Administrative Class	1,000	0.91%	1083.00	4.73	1,020.40	4.58
Class A	1,000	1.16%	1081.50	6.02	1,019.10	5.84
Class R4	1,000	1.06%	1082.00	5.50	1,019.60	5.34
Class R3	1,000	1.31%	1080.40	6.79	1,018.40	6.59
Small Cap Value Equity Fund
Class I	1,000	1.12%	1052.70	5.73	1,019.30	5.64
Class R5	1,000	1.22%	1051.60	6.24	1,018.80	6.14
Service Class	1,000	1.32%	1051.30	6.75	1,018.30	6.64
Administrative Class	1,000	1.42%	1050.20	7.26	1,017.90	7.14
Class A	1,000	1.67%	1049.70	8.53	1,016.60	8.40
Class R4	1,000	1.57%	1049.80	8.02	1,017.10	7.90
Class R3	1,000	1.82%	1048.90	9.30	1,015.80	9.15
Small Company Value Fund
Class I	1,000	0.86%	1002.70	4.29	1,020.60	4.33
Class R5	1,000	0.96%	1002.50	4.79	1,020.10	4.83
Service Class	1,000	1.06%	1002.40	5.29	1,019.60	5.34
Administrative Class	1,000	1.16%	1001.30	5.79	1,019.10	5.84
Class A	1,000	1.41%	1000.60	7.03	1,017.90	7.09
Class R4	1,000	1.31%	1000.50	6.53	1,018.40	6.59
Class R3	1,000	1.56%	999.50	7.78	1,017.20	7.85
S&P Mid Cap Index Fund
Class I	1,000	0.17%	1026.70	0.86	1,024.10	0.86
Class R5	1,000	0.27%	1025.70	1.36	1,023.60	1.36
Service Class	1,000	0.42%	1025.30	2.12	1,022.80	2.12
Administrative Class	1,000	0.52%	1024.80	2.63	1,022.30	2.62
Class A	1,000	0.77%	1023.60	3.88	1,021.10	3.88
Class R4	1,000	0.67%	1023.80	3.38	1,021.60	3.38
Class R3	1,000	0.92%	1022.60	4.64	1,020.30	4.63
Russell 2000 Small Cap Index Fund
Class I	1,000	0.23%	943.30	1.11	1,023.80	1.16
Class R5	1,000	0.33%	942.70	1.60	1,023.30	1.66
Service Class	1,000	0.48%	942.60	2.32	1,022.50	2.42
Administrative Class	1,000	0.58%	942.50	2.81	1,022.00	2.92
Class A	1,000	0.83%	941.00	4.02	1,020.80	4.18
Class R4	1,000	0.73%	941.40	3.53	1,021.30	3.68
Class R3	1,000	0.98%	939.70	4.74	1,020.00	4.94

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Mid Cap Growth Fund
Class I	$1,000	0.71%	$922.10	$3.40	$1,021.40	$3.58
Class R5	1,000	0.80%	921.40	3.83	1,020.90	4.03
Service Class	1,000	0.90%	921.10	4.31	1,020.40	4.53
Administrative Class	1,000	1.00%	920.60	4.79	1,019.90	5.04
Class A	1,000	1.26%	919.50	6.03	1,018.60	6.34
Class R4	1,000	1.15%	920.10	5.51	1,019.10	5.79
Class R3	1,000	1.41%	919.00	6.75	1,017.90	7.09
Small Cap Growth Equity Fund
Class I	1,000	0.86%	917.30	4.11	1,020.60	4.33
Class R5	1,000	0.96%	917.10	4.59	1,020.10	4.83
Service Class	1,000	1.06%	917.10	5.07	1,019.60	5.34
Administrative Class	1,000	1.16%	916.20	5.54	1,019.10	5.84
Class A	1,000	1.41%	915.60	6.73	1,017.90	7.09
Class R4	1,000	1.31%	915.30	6.26	1,018.40	6.59
Class R3	1,000	1.56%	914.10	7.44	1,017.20	7.85
MSCI EAFE International Index Fund
Class I	1,000	0.30%	961.30	1.47	1,023.40	1.51
Class R5	1,000	0.40%	961.10	1.96	1,022.90	2.02
Service Class	1,000	0.55%	959.70	2.69	1,022.20	2.77
Administrative Class	1,000	0.65%	959.50	3.18	1,021.70	3.28
Class A	1,000	0.90%	957.70	4.39	1,020.40	4.53
Class R4	1,000	0.80%	958.60	3.91	1,020.90	4.03
Class R3	1,000	1.05%	957.80	5.13	1,019.70	5.29
Overseas Fund
Class I	1,000	0.79%	963.00	3.87	1,021.00	3.98
Class R5	1,000	0.89%	962.10	4.35	1,020.50	4.48
Service Class	1,000	0.99%	961.80	4.84	1,020.00	4.99
Administrative Class	1,000	1.09%	961.20	5.33	1,019.50	5.49
Class A	1,000	1.34%	960.60	6.55	1,018.20	6.74
Class R4	1,000	1.24%	961.20	6.06	1,018.70	6.24
Class R3	1,000	1.49%	959.70	7.28	1,017.50	7.49
MM Select T. Rowe Price International Equity Fund
Class I	1,000	0.00%	940.50	0.00	1,024.90	0.00

*

Expenses are calculated using the annualized expense ratio for the six months ended March 31, 2022, multiplied by the average account value over the period, multiplied by 182 days in the period, divided by 365 days in the year, unless stated otherwise.

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

Underwriter:
MML Distributors, LLC
1295 State Street
Springfield, Massachusetts 01111-0001

© 2022 Massachusetts Mutual Life Insurance Company (MassMutual®), Springfield, MA 01111-0001. All rights reserved. www.MassMutual.com. Investment Adviser: MML Investment Advisers, LLC	MM202305- 301324

MassMutual

Semiannual Report

MassMutual Select BlackRock Global Allocation Fund

March 31, 2022

This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for MassMutual Select BlackRock Global Allocation Fund. Investors should consider the Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

[THIS PAGE INTENTIONALLY LEFT BLANK]

MassMutual Select BlackRock Global Allocation Fund – President’s Letter to Shareholders (Unaudited)

To Our Shareholders

Paul LaPiana

“As always, we recommend that you work with a personal financial professional, who can help you define an investment strategy that aligns with your comfort level with respect to market volatility, how long you have to save and invest, and your specific financial goals.”

March 31, 2022

Welcome to the MassMutual Select BlackRock Global Allocation Fund Semiannual Report, covering the six months ending March 31, 2022.

Market Highlights

●

For the reporting period from October 1, 2021 through March 31, 2022, U.S. stocks were up nearly 6%, despite rising inflationary pressures, the Russian-Ukraine war, and the Federal Reserve Board (the “Fed”) taking the first steps in rolling back years of accommodative monetary policy.

●

In the fourth quarter of 2021, expectations for strong economic and earnings growth in 2022 bolstered by the possibility for a $2 trillion economic stimulus and social spending plan, allowed investors to look past skyrocketing Omicron variant COVID-19 cases and heightened inflationary pressures.

●

During the first quarter of 2022 investors in both stocks and bonds were challenged by the unexpected invasion of Ukraine by Russia, a stalled economic stimulus plan, and the Fed raising interest rates for the first time since 2018.

●

Foreign stocks in both developed and emerging markets experienced losses in the reporting period, hindered by the unexpected economic impact of the Russian-Ukraine war and the strengthening of the U.S. dollar.

●

U.S. bond investors experienced negative returns as the rollback of accommodative monetary policy drove yields higher and concerns over increased default risk due to the Russian-Ukraine war drove valuations lower.

Market Commentary

For the six months beginning on October 1, 2021, global stock investors experienced mixed returns. U.S. stocks rose in the period, despite the Russian-Ukraine war, buoyed by rising expectations for strong economic growth with COVID-19 appearing to have peaked and strong corporate earnings growth and balance sheets.

The broad market S&P 500® Index* delivered a gain of 5.92% for the period, while the technology-heavy NASDAQ Composite® Index declined, losing 1.25% for the period. The more economically sensitive Dow Jones Industrial Average was up 3.44% for the period. During this period small-cap stocks significantly underperformed their larger cap peers while value stocks significantly outperformed their growth peers.

The continued economic recovery, Fed interest rate hike in March, and the unexpected invasion of Ukraine by Russia affected sectors differently. The energy, materials, and utilities sectors fared the best for this period as investors anticipated these sectors would benefit the most from higher commodity prices. The communication services and consumer discretionary sectors lagged other sectors, hurt by rising interest rates and rising inflationary pressures. West Texas Intermediate (WTI) crude oil prices ended the period at $100.28 per barrel, up 32% for the period.

* Indexes referenced, other than the MSCI Indexes, are unmanaged, do not incur fees, expenses, or taxes, and cannot be purchased directly for investment. The MSCI Indexes are unmanaged, do not incur fees or expenses, and cannot be purchased directly for investment.

(Continued)

1

MassMutual Select BlackRock Global Allocation Fund – President’s Letter to Shareholders (Unaudited) (Continued)

Developed international stock markets, as measured by the MSCI EAFE® Index, trailed their domestic peers, falling 3.38% for the six-month period, negatively impacted by the Russian-Ukraine war and a stronger U.S. dollar. European stocks fared better than Japanese stocks, in part due to the Japanese economy’s great sensitivity to energy prices. Emerging-market stock markets, as measured in the MSCI Emerging Markets® Index, were also down, falling 8.20% for the period, with food and energy inflation affecting emerging market economies to a greater degree.

The Fed has begun to unwind years of accommodative monetary policy now that the labor market has recovered and inflation pressures are higher. The economic shock of the Russian-Ukraine war and the resulting rise in commodity prices may force the Fed to raise interest rates faster than planned which increases the risk of a policy mistake that leads to a recession. The proposed tax hike in the President’s budget proposal adds to the risk of a recession.

Investors entered the period in the midst of rising inflationary pressures and expectations that the Fed would start rolling back years of accommodative monetary policy. In this environment bond yields rose, with the 10-year U.S. Treasury bond reaching 2.32% by the end of March. The Bloomberg U.S. Aggregate Bond Index ended the period down 5.92%, as bond prices are negatively impacted by rising yields. Investment-grade bond prices fared worse as concerns of defaults increased. The Bloomberg U.S. Corporate Bond Index, which tracks the performance of investment-grade corporate bonds, ended the period down 7.48%. Below investment grade bonds as represented by the Bloomberg U.S. Corporate High Yield Index performed better, ending the period down 4.16%, aided by generally shorter maturities and investor demand for bonds in the energy sector as the sharp rise in oil prices lessened the risk of default.

Review and maintain your strategy

MassMutual is committed to helping people secure their long-term future and protect the ones they love. While the return of volatility and the reality of market sell-offs can test an investor’s mettle, we’d like to remind you as a retirement investor that it’s important to maintain perspective and have realistic expectations about the future performance of your investment accounts. As described in this report, financial markets can reverse suddenly with little or no notice. Our multi-managed and sub-advised mutual funds tap into the deep expertise of seasoned asset managers who are committed to helping long-term investors prepare for retirement – in all market conditions. As always, we recommend that you work with a personal financial professional, who can help you define an investment strategy that aligns with your comfort level with respect to market volatility, how long you have to save and invest, and your specific financial goals. Thank you for your confidence in MassMutual.

Sincerely,

Paul LaPiana
President
MassMutual Select Funds
MML Investment Advisers, LLC

© 2022 Massachusetts Mutual Life Insurance Company (MassMutual®), Springfield, MA 01111-0001. All rights reserved. www.MassMutual.com Underwriter: MML Distributors, LLC. (MMLD) Member FINRA and SIPC (www.FINRA.org and www.SIPC.org), 1295 State Street, Springfield, MA 01111-0001. MMLD is a wholly-owned subsidiary of MassMutual. Investment advisory services provided to the Funds by MML Investment Advisers, LLC (MML Advisers), a wholly-owned subsidiary of MassMutual.

The information provided is the opinion of MML Advisers as of 4/1/2022 and is subject to change without notice. It is not to be construed as tax, legal, or investment advice. Of course, past performance does not guarantee future results.

    MM202305-301322

2

MassMutual Select BlackRock Global Allocation Fund – Portfolio Summary (Unaudited)

What is the investment approach of MassMutual Select BlackRock Global Allocation Fund, and who is the Fund’s subadviser?

The Fund seeks long-term total return by investing in both equity and debt securities, including money market securities and other short-term debt obligations, of issuers located around the world, including emerging markets, without limitation on the percentage of assets the Fund can invest in a particular type of security. The Fund seeks to reduce volatility by allocating its assets broadly across markets, industries, and issuers and without geographic or market capitalization limits. The Fund’s subadviser is BlackRock Investment Management, LLC (BlackRock).

The Board of Trustees of the MassMutual Select Funds has approved a Plan of Liquidation and Termination pursuant to which it is expected that the MassMutual Select BlackRock Global Allocation Fund (the “Fund”) will be dissolved. Effective on or about June 24, 2022 (the “Termination Date”), shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Please note that prior to the Termination Date, the Fund may hold most or all of its assets in cash or cash equivalents and therefore may not be able to meet its investment objective.

MassMutual Select BlackRock Global Allocation Fund Largest Holdings (% of Net Assets) on 3/31/22
iShares CMBS ETF	4.9%
Microsoft Corp.	2.3%
Apple, Inc.	1.9%
Alphabet, Inc. Class C	1.7%
Amazon.com, Inc.	1.6%
iShares JP Morgan USD Emerging Markets Bond ETF	1.5%
UnitedHealth Group, Inc.	1.2%
iShares MSCI China ETF	1.1%
ConocoPhillips	1.0%
Bank of America Corp.	0.8%
18.0%

MassMutual Select BlackRock Global Allocation Fund Portfolio Characteristics (% of Net Assets) on 3/31/22
Equities	59.2%
Mutual Funds	12.4%
Bond & Notes	4.3%
Purchased Options	0.2%
Total Long-Term Investments	76.1%
Short-Term Investments and Other Assets and Liabilities	23.9%
Net Assets	100.0%
Equities Sold Short	(0.1)%

3

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments
March 31, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 59.2%
COMMON STOCK — 58.4%
Australia — 0.3%
BHP Group Ltd. (a)	554	$21,578
BHP Group Ltd.	2,365	90,676
CSL Ltd.	40	7,944
Endeavour Group Ltd.	1,956	10,642
Goodman Group	653	11,091
Northern Star Resources Ltd.	279	2,211
QBE Insurance Group Ltd.	105	895
Quintis Group (Acquired 7/20/16-12/04/18, Cost $355,478) (b) (c) (d) (e)	578,796	—
Santos Ltd.	103	592
South32 Ltd.	11,727	43,669
Treasury Wine Estates Ltd.	930	7,966
Woodside Petroleum Ltd. (a)	368	8,780
		206,044
Belgium — 0.0%
Etablissements Franz Colruyt NV	251	10,408
Solvay SA	7	689
		11,097
Bermuda — 0.0%
China Gas Holdings Ltd.	3,800	4,852
Brazil — 0.1%
Banco do Brasil SA	463	3,375
Empresa SA (e)	1,712	5,379
Engie Brasil Energia SA	859	7,801
Locaweb Servicos de Internet SA (e) (f)	2,266	4,807
Natura & Co. Holding SA (e)	724	3,961
Sendas Distribuidora SA	2,697	9,228
Ultrapar Participacoes SA	486	1,444
WEG SA	622	4,556
		40,551
Canada — 1.5%
Alimentation Couche-Tard, Inc.	218	9,821
Barrick Gold Corp.	73	1,790
Canadian National Railway Co.	24	3,219
Cenovus Energy, Inc.	3,112	51,908
Cenovus Energy, Inc.	14,789	246,533
CGI, Inc. (e)	22	1,753
Enbridge, Inc.	14,296	658,109
George Weston Ltd.	37	4,556
Great-West Lifeco, Inc.	97	2,858
Lions Gate Entertainment Corp. Class A (e)	10,758	174,818
Nutrien Ltd.	138	14,264

	Number of Shares	Value
Power Corp. of Canada	58	$1,795
Restaurant Brands International, Inc.	94	5,492
Royal Bank of Canada	9	991
Shopify, Inc. Class A (e)	4	2,705
Sun Life Financial, Inc. (a)	28	1,563
Suncor Energy, Inc.	19	619
Thomson Reuters Corp.	66	7,166
The Toronto-Dominion Bank	28	2,222
Waste Connections, Inc.	54	7,544
		1,199,726
Cayman Islands — 1.3%
AAC Technologies Holdings, Inc.	3,500	8,403
Alibaba Group Holding Ltd. (e)	6,600	90,336
Alibaba Group Holding Ltd. Sponsored ADR (e)	1,387	150,906
ANTA Sports Products Ltd.	600	7,488
ASM Pacific Technology Ltd.	500	5,057
China Feihe Ltd. (f)	8,000	7,879
China Hongqiao Group Ltd.	12,000	15,918
China Literature Ltd. (e) (f)	400	1,655
China Resources Cement Holdings Ltd.	2,000	1,661
Country Garden Services Holdings Co.Ltd.	1,000	4,249
Dali Foods Group Co. Ltd. (f)	1,500	784
Diversey Holdings Ltd. (e)	9,255	70,060
ENN Energy Holdings Ltd.	400	5,961
GlobalFoundries, Inc. (e)	1,056	65,915
Haidilao International Holding Ltd. (f)	5,000	9,715
Hedosophia European Growth (e)	2,081	22,561
Hygeia Healthcare Holdings Co. Ltd. (f)	2,800	10,878
Innovent Biologics, Inc. (e) (f)	500	1,684
JD Health International, Inc. (e) (f)	6,650	40,463
Jinxin Fertility Group Ltd. (e) (f)	12,500	9,546
Jiumaojiu International Holdings Ltd. (f)	6,000	12,783
Kingdee International Software Group Co. Ltd. (e)	3,000	6,620
Kingsoft Corp. Ltd.	3,800	12,265
Li Auto, Inc. ADR (e)	2,624	67,725
Li Ning Co. Ltd.	500	4,285
Logan Group Co. Ltd.	2,000	565
Meituan (e) (f)	1,200	23,647
Microport Cardioflow Medtech Corp. (e) (f)	44,000	15,892
Ming Yuan Cloud Group Holdings Ltd.	4,000	5,464
NetEase, Inc.	590	10,636
NU Holdings Ltd/Cayman Islands (e)	4,260	32,887

The accompanying notes are an integral part of the consolidated financial statements.

4

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Sands China Ltd. (e)	1,200	$2,880
SITC International Holdings Co. Ltd.	4,000	14,120
Tencent Holdings Ltd.	5,700	268,900
Tingyi Cayman Islands Holding Corp.	2,000	3,354
Want Want China Holdings Ltd.	8,000	7,384
WH Group Ltd. (f)	9,000	5,662
Wuxi Biologics Cayman, Inc. (e) (f)	3,098	25,132
Zhongsheng Group Holdings Ltd.	500	3,521
ZTO Express Cayman, Inc. ADR	24	600
		1,055,441
Chile — 0.0%
Sociedad Quimica y Minera de Chile SA Sponsored ADR	225	19,260
China — 1.0%
Agricultural Bank of China Ltd. Class H	35,000	13,424
Aier Eye Hospital Group Co. Ltd. Class A	3,132	15,432
Amoy Diagnostics Co. Ltd. Class A	1,450	11,655
Anhui Gujing Distillery Co. Ltd. Class B	100	1,288
Asymchem Laboratories Tianjin Co. Ltd. Class A	227	13,074
Bank of China Ltd. Class H	23,000	9,235
BYD Co. Ltd. Class A	2,500	89,297
China Construction Bank Corp. Class H	32,000	24,038
China International Travel Service Corp. Ltd.	600	15,404
China Life Insurance Co. Ltd. Class H	3,000	4,578
China Merchants Bank Co. Ltd. Class H	4,000	31,270
China National Building Material Co. Ltd. Class H	16,000	19,771
China Pacific Insurance Group Co. Ltd. Class H	2,800	6,800
China Petroleum & Chemical Corp. Class H	42,000	21,001
Contemporary Amperex Technology Co. Ltd. Class A	1,900	152,236
COSCO SHIPPING Holdings Co. Ltd. Class A (e)	1,800	4,354
COSCO SHIPPING Holdings Co. Ltd. Class H (e)	3,100	5,368
Dongfeng Motor Group Co. Ltd. Class H	6,000	4,495
Foshan Haitian Flavouring & Food Co. Ltd. Class A	1,500	20,626
Ganfeng Lithium Co. Ltd. Class H (f)	2,400	33,987
Glodon Co. Ltd. Class A	1,400	10,909
Great Wall Motor Co. Ltd. Class H	6,000	9,564

	Number of Shares	Value
Gree Electric Appliances, Inc. of Zhuhai Class A	2,100	$10,662
Guangzhou Baiyun International Airport Co. Ltd.	8,300	15,950
Haier Smart Home Co. Ltd. Class H	800	2,587
Hangzhou Robam Appliances Co. Ltd. Class A	4,000	18,315
Hangzhou Tigermed Consulting Co. Ltd. Class H (f)	1,100	13,254
Hundsun Technologies, Inc. Class A	2,193	15,318
Industrial & Commercial Bank of China Ltd. Class H	36,000	22,068
Jafron Biomedical Co. Ltd. Class A	500	3,565
Jiangsu Hengrui Medicine Co. Ltd. Class A	2,500	14,472
JiuGui Liquor Co. Ltd.	100	2,318
Kweichow Moutai Co. Ltd. Class A	100	26,977
Nongfu Spring Co. Ltd. Class H (f)	1,200	6,371
PetroChina Co. Ltd. Class H	10,000	5,121
Pharmaron Beijing Co. Ltd.	200	3,696
Pharmaron Beijing Co. Ltd. Class H (f)	700	8,459
PICC Property & Casualty Co. Ltd. Class H	8,000	8,163
Ping An Insurance Group Co. of China Ltd. Class H	1,000	7,056
Shanghai Jinjiang International Hotels Co. Ltd.	1,900	14,807
Venustech Group, Inc. Class A	3,550	11,663
Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	2,000	12,278
WuXi AppTec Co. Ltd. (f)	200	3,128
WuXi AppTec Co. Ltd. Class A	824	14,465
Yifeng Pharmacy Chain Co. Ltd. Class A	1,784	11,223
Yonyou Network Technology Co. Ltd. Class A	4,128	14,834
Zijin Mining Group Co. Ltd. Class H	2,000	3,062
ZTE Corp. Class H	2,600	5,285
		792,903
Denmark — 0.3%
AP Moller - Maersk A/S Class B	5	15,071
Carlsberg A/S Class B	12	1,465
DSV A/S	302	57,747
GN Store Nord A/S	70	3,416
Novo Nordisk A/S Class B	614	67,999
Pandora A/S	1,028	97,259
		242,957
Finland — 0.0%
Nokian Renkaat OYJ	110	1,782

The accompanying notes are an integral part of the consolidated financial statements.

5

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Wartsila OYJ Abp (a)	445	$4,064
		5,846
France — 1.8%
Alstom SA	50	1,166
Arkema SA	1,369	163,325
BNP Paribas SA	4,441	252,858
Cie de Saint-Gobain	4,067	242,028
Credit Agricole SA	143	1,708
Danone SA	2,226	122,626
Electricite de France SA (a)	1,084	10,213
Engie SA	393	5,152
EssilorLuxottica SA	397	72,470
Faurecia SE	28	724
Kering SA	11	6,949
La Francaise des Jeux SAEM (f)	317	12,565
LVMH Moet Hennessy Louis Vuitton SE	652	464,269
Orpea SA	301	12,990
Pernod-Ricard SA	32	7,018
Remy Cointreau SA	22	4,533
Schneider Electric SE	83	13,857
Societe Generale SA	1,949	52,139
TotalEnergies SE (a)	548	27,805
Veolia Environnement SA	21	670
		1,475,065
Germany — 2.7%
adidas AG	29	6,772
Auto1 Group SE (e) (f)	3,443	39,283
BASF SE	192	10,949
Bayerische Motoren Werke AG	73	6,323
Brenntag SE	18	1,456
Covestro AG (f)	98	4,952
Daimler Truck Holding AG (e)	215	5,973
Deutsche Boerse AG	23	4,132
Deutsche Telekom AG	25,412	474,623
E.ON SE	115	1,337
Infineon Technologies AG	2,060	70,377
Lanxess AG	24	1,061
LEG Immobilien SE	7	799
Mercedes-Benz Group AG	7,041	494,536
SAP SE	814	90,829
Siemens AG	4,658	645,423
Siemens Energy AG (e)	176	4,021
Telefonica Deutschland Holding AG	3,116	8,511
Uniper SE	317	8,153
Vantage Towers AG	8,236	291,790
Vitesco Technologies Group AG (e)	47	1,865

	Number of Shares	Value
Vonovia SE	14	$655
		2,173,820
Hong Kong — 0.3%
AIA Group Ltd.	21,000	219,858
BYD Electronic International Co. Ltd.	1,500	2,993
CSPC Pharmaceutical Group Ltd.	4,000	4,587
Hang Lung Properties Ltd.	1,000	2,012
Lenovo Group Ltd.	18,000	19,522
Link REIT	1,300	11,080
SJM Holdings Ltd. (e)	3,000	1,480
		261,532
India — 0.0%
HCL Technologies Ltd.	497	7,584
Indian Oil Corp. Ltd.	1,663	2,609
InterGlobe Aviation Ltd. (e) (f)	149	3,914
		14,107
Indonesia — 0.0%
Bank Central Asia Tbk PT	14,400	7,978
Ireland — 0.2%
Accenture PLC Class A	10	3,372
Allegion PLC	5	549
Johnson Controls International PLC	450	29,507
Kingspan Group PLC	147	14,287
Linde PLC	154	49,192
Medtronic PLC	43	4,771
Seagate Technology Holdings PLC	49	4,405
Willis Towers Watson PLC	36	8,504
		114,587
Israel — 0.3%
Nice Ltd. Sponsored ADR (a) (e)	1,171	256,449
SimilarWeb Ltd. (e)	445	5,763
		262,212
Italy — 0.3%
Enel SpA	2,206	14,732
Intesa Sanpaolo SpA	96,640	220,891
UniCredit SpA	87	939
		236,562
Japan — 1.1%
Astellas Pharma, Inc.	650	10,190
Chubu Electric Power Co., Inc.	100	1,036
Chugai Pharmaceutical Co. Ltd.	100	3,344
CyberAgent, Inc.	500	6,199
Eisai Co. Ltd.	200	9,269
Fanuc Ltd.	1,800	316,545
Hino Motors Ltd. (a)	800	4,681
Hoya Corp.	1,509	172,195
Inpex Corp.	200	2,375

The accompanying notes are an integral part of the consolidated financial statements.

6

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Japan Tobacco, Inc.	100	$1,712
The Kansai Electric Power Co., Inc.	100	944
Kao Corp.	200	8,210
Keyence Corp.	135	62,765
Kirin Holdings Co. Ltd.	400	5,982
Kose Corp.	600	62,753
Kyowa Kirin Co. Ltd.	300	6,960
Kyushu Electric Power Co., Inc.	100	671
Mazda Motor Corp.	800	5,918
Mitsubishi Electric Corp.	1,000	11,510
Mizuho Financial Group, Inc.	700	8,960
NEC Corp.	300	12,585
Nihon M&A Center Holdings, Inc.	100	1,390
Nomura Holdings, Inc.	2,400	10,057
Olympus Corp.	200	3,800
Oracle Corp.	100	6,945
Otsuka Holdings Co. Ltd.	100	3,459
Pan Pacific International Holding Corp.	500	8,019
Recruit Holdings Co. Ltd.	1,709	74,815
Ryohin Keikaku Co. Ltd.	200	2,332
Ship Healthcare Holdings, Inc.	100	1,623
Softbank Corp.	100	1,169
SoftBank Group Corp.	500	22,489
Sumco Corp.	200	3,282
Sumitomo Mitsui Trust Holdings, Inc.	100	3,267
Suzuki Motor Corp.	100	3,428
Sysmex Corp.	100	7,261
Terumo Corp.	300	9,086
Toray Industries, Inc.	200	1,042
Toyota Motor Corp.	100	1,791
Yamato Holdings Co. Ltd.	400	7,488
		887,547
Luxembourg — 0.0%
ArcelorMittal SA	849	27,290
Samsonite International SA (e) (f)	1,800	4,045
		31,335
Mexico — 0.0%
America Movil SAB de C.V. Class L	736	779
Grupo Bimbo SAB de CV Series A	1,186	3,578
		4,357
Netherlands — 1.8%
Adyen NV (e) (f)	104	205,459
Airbus SE (e)	8	967
Akzo Nobel NV	1,699	145,971
ASML Holding NV	684	456,228
Ferrari NV	216	47,236
ING Groep NV	35,322	369,142

	Number of Shares	Value
Iveco Group NV (e)	114	$741
Koninklijke Ahold Delhaize NV	433	13,919
Koninklijke Philips NV	347	10,616
NXP Semiconductors NV	913	168,978
Prosus NV	14	741
Randstad NV	118	7,083
Schlumberger NV	181	7,477
Stellantis Nv	675	10,946
STMicroelectronics NV	838	36,404
		1,481,908
Norway — 0.1%
Aker BP ASA	25	931
LINK Mobility Group Holding ASA (a) (e)	1,966	3,805
Norsk Hydro ASA	4,235	41,267
Yara International ASA	242	12,068
		58,071
Poland — 0.0%
Dino Polska SA (e) (f)	8	639
Polski Koncern Naftowy ORLEN SA	202	3,634
		4,273
Portugal — 0.0%
Jeronimo Martins SGPS SA	260	6,229
Republic of Korea — 0.9%
Amorepacific Corp.	618	81,132
Celltrion Healthcare Co. Ltd.	1,317	70,178
DL E&C Co. Ltd.	6	652
Fila Holdings Corp.	74	1,909
Hana Financial Group, Inc.	245	9,781
Kakao Corp.	618	53,673
KB Financial Group, Inc.	116	5,832
Kia Corp.	82	4,980
Krafton, Inc. (e)	7	1,571
Kumho Petrochemical Co. Ltd.	19	2,413
LG Chem Ltd.	148	64,166
LG Display Co. Ltd.	121	2,050
LG Energy Solution (e)	827	301,583
LG Household & Health Care Ltd.	1	702
POSCO Holdings, Inc.	20	4,803
Samsung Electronics Co. Ltd.	179	10,226
Samsung Fire & Marine Insurance Co. Ltd.	24	4,318
Samsung SDI Co. Ltd.	169	82,463
SK Hynix, Inc.	21	2,010
SK Innovation Co. Ltd. (e)	1	175
		704,617
Saudi Arabia — 0.0%
Dr Sulaiman Al Habib Medical Services Group Co.	24	1,217

The accompanying notes are an integral part of the consolidated financial statements.

7

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Singapore — 0.0%
DBS Group Holdings Ltd.	300	$7,887
Singapore Press Holdings Ltd.	300	520
United Overseas Bank Ltd.	400	9,382
		17,789
South Africa — 0.0%
FirstRand Ltd. (a)	180	950
Impala Platinum Holdings Ltd. (a)	333	5,124
Kumba Iron Ore Ltd. (a)	114	5,049
		11,123
Spain — 0.4%
Cellnex Telecom SA (f)	6,816	326,705
Endesa SA	244	5,325
Iberdrola SA	664	7,227
		339,257
Sweden — 0.6%
Atlas Copco AB Class A	646	33,527
Epiroc AB Class A	1,483	31,734
Hennes & Mauritz AB Class B	497	6,637
Hexagon AB Class B	2,198	30,837
Husqvarna AB Class B	444	4,628
Kinnevik AB Class B (e)	32	833
Lundin Energy AB (a)	243	10,302
SKF AB	541	8,794
Svenska Handelsbanken AB Class A	300	2,761
Telefonaktiebolaget LM Ericsson Class B	749	6,853
Telia Co. AB (a)	1,015	4,065
Volvo AB Class B	16,114	300,550
		441,521
Switzerland — 0.8%
ABB Ltd. Registered	342	11,065
Adecco Group AG Registered	97	4,390
Cie Financiere Richemont SA	337	42,748
Coca-Cola HBC AG	464	9,676
Julius Baer Group Ltd.	63	3,655
Kuehne & Nagel International AG Registered	11	3,117
Lonza Group AG Registered	97	70,275
Nestle SA	474	61,535
Novartis AG Registered	161	14,120
On Holding AG, Class A (e)	609	15,371
Partners Group Holding AG	9	11,181
Roche Holding AG	5	1,977
Sika AG Registered	183	60,291
Straumann Holding AG Registered (a)	22	35,203
The Swatch Group AG	15	4,263
TE Connectivity Ltd.	2,341	306,624

	Number of Shares	Value
Temenos Group AG Registered	82	$7,857
UBS Group AG Registered	105	2,051
		665,399
Taiwan — 0.7%
ASE Technology Holding Co. Ltd.	1,000	3,567
Cathay Financial Holding Co. Ltd.	2,000	4,485
Evergreen Marine Corp. Taiwan Ltd.	1,000	4,677
Formosa Plastics Corp.	1,000	3,707
Fubon Financial Holding Co. Ltd.	2,497	6,641
Hon Hai Precision Industry Co. Ltd.	1,080	3,979
Nan Ya Plastics Corp.	1,000	3,241
SinoPac Financial Holdings Co. Ltd.	2,000	1,280
Taiwan Cooperative Financial Holding Co. Ltd.	4,000	4,119
Taiwan Glass Industry Corp.	1,000	876
Taiwan Semiconductor Manufacturing Co. Ltd.	24,000	496,186
Uni-President Enterprises Corp.	1,000	2,283
United Microelectronics Corp.	2,000	3,693
Yang Ming Marine Transport Corp. (e)	1,000	4,309
		543,043
Thailand — 0.0%
Intouch Holdings PCL	2,000	4,677
Turkey — 0.0%
BIM Birlesik Magazalar AS	161	928
United Kingdom — 3.0%
Alphawave IP Group PLC (a) (e)	7,136	16,417
Anglo American PLC	1,917	98,872
Aptiv PLC (e)	1,209	144,729
Ashtead Group PLC	228	14,373
AstraZeneca PLC	3,286	435,760
Atlassian Corp. PLC Class A (e)	257	75,514
Auto Trader Group PLC (f)	3,374	27,930
Barclays PLC	8,683	16,868
BP PLC	9,223	45,073
British American Tobacco PLC	18	753
Burberry Group PLC	366	7,992
Compass Group PLC	9,361	201,740
Diageo PLC	384	19,409
Dr. Martens Plc	1,037	3,226
Experian PLC	41	1,581
Genius Sports Ltd. (e)	2,561	11,781
GlaxoSmithKline PLC	232	5,003
Glencore PLC	31,510	204,776
Hargreaves Lansdown PLC	99	1,304
Intertek Group PLC	19	1,298
Kingfisher PLC	2,120	7,075
Legal & General Group PLC	1,570	5,567

The accompanying notes are an integral part of the consolidated financial statements.

8

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Lloyds Banking Group PLC	659,360	$403,659
National Grid PLC	227	3,487
Natwest Group PLC	2,683	7,549
RELX PLC	70	2,180
Rio Tinto PLC	757	60,050
Royal Mail PLC	832	3,563
Shell PLC	6,933	190,970
Smith & Nephew PLC	187	2,981
Spirax-Sarco Engineering PLC	283	46,376
THG PLC (e)	17,726	21,199
Unilever PLC	6,886	311,727
Vodafone Group PLC	661	1,084
		2,401,866
United States — 38.9%
3M Co.	73	10,868
Abbott Laboratories	5,310	628,492
AbbVie, Inc.	2,996	485,682
Adobe, Inc. (e)	25	11,391
Advance Auto Parts, Inc.	299	61,881
Advanced Micro Devices, Inc. (e)	316	34,551
Agilent Technologies, Inc.	22	2,911
Air Products & Chemicals, Inc.	1,346	336,379
Airbnb, Inc.Class A (e)	37	6,355
Albemarle Corp.	1,378	304,745
Alcoa Corp.	1,662	149,630
Align Technology, Inc. (e)	2	872
Alphabet, Inc. Class C (e)	483	1,349,014
Altair Engineering, Inc. Class A (e)	909	58,540
AltC Acquisition Corp. Class A (e)	2,125	20,740
Altice USA, Inc. Class A (e)	235	2,933
Amazon.com, Inc. (e) (g)	395	1,287,680
American Tower Corp.	2,042	512,991
AMETEK, Inc.	9	1,199
Amgen, Inc.	3	725
Amphenol Corp. Class A	15	1,130
Analog Devices, Inc.	7	1,156
ANSYS, Inc. (e)	219	69,565
Anthem, Inc.	2	982
Apple, Inc. (g)	8,946	1,562,061
Applied Materials, Inc.	2,065	272,167
Archer-Daniels-Midland Co.	1,251	112,915
Arthur J Gallagher & Co.	6	1,048
Autodesk, Inc. (e)	368	78,881
AutoZone, Inc. (e)	4	8,178
AvalonBay Communities, Inc.	13	3,229
AvidXchange Holdings, Inc. (e)	61	491
Baker Hughes Co.	1,498	54,542
Bank of America Corp.	16,123	664,590

	Number of Shares	Value
Baxter International, Inc.	76	$5,893
Becton Dickinson and Co.	18	4,788
Berkshire Hathaway, Inc. Class B (e)	26	9,176
Best Buy Co., Inc.	67	6,090
The Boeing Co. (e)	47	9,001
Booking Holdings, Inc. (e)	4	9,394
Boston Scientific Corp. (e)	12,024	532,543
Bristol-Myers Squibb Co.	4,188	305,850
Broadcom, Inc.	1	630
Brown-Forman Corp. Class B	277	18,565
Cadence Design Systems, Inc. (e)	453	74,500
California Resources Corp.	1,339	59,893
Capital One Financial Corp.	25	3,282
Carrier Global Corp.	691	31,696
CBRE Group, Inc. Class A (e)	86	7,871
CDW Corp.	10	1,789
Centene Corp. (e)	10	842
CF Industries Holdings, Inc.	3,064	315,776
The Charles Schwab Corp.	6,369	536,970
Charter Communications, Inc. Class A (e)	381	207,843
Chesapeake Energy Corp. (a)	97	8,439
Citigroup, Inc.	15	801
CME Group, Inc.	281	66,839
Comcast Corp. Class A	5,992	280,545
ConocoPhillips	8,339	833,900
Constellation Brands, Inc. Class A (h)	18	4,146
Constellation Energy Corp.	228	12,825
Corteva, Inc.	266	15,290
Costco Wholesale Corp.	897	516,537
Crowdstrike Holdings, Inc. Class A (e)	658	149,419
Crown Castle International Corp.	70	12,922
CSX Corp.	477	17,864
D.R. Horton, Inc.	3,331	248,193
Danaher Corp.	61	17,893
Datadog, Inc. Class A (e)	303	45,895
DaVita, Inc. (e)	78	8,823
Deere & Co.	130	54,010
Dell Technologies Class C (e)	331	16,613
Delta Air Lines, Inc. (e)	831	32,883
Devon Energy Corp.	1,141	67,467
DexCom, Inc. (e)	436	223,058
DocuSign, Inc. (e)	53	5,677
Dominion Energy, Inc.	8	680
Duke Realty Corp.	20	1,161
Dynatrace, Inc. (e)	2,578	121,424
Ecolab, Inc.	6	1,059
Edwards Lifesciences Corp. (e)	2,369	278,879
Electronic Arts, Inc.	109	13,790

The accompanying notes are an integral part of the consolidated financial statements.

9

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Element Solutions, Inc.	497	$10,884
Eli Lilly & Co.	2	573
Emerson Electric Co.	131	12,845
EOG Resources, Inc.	8	954
EPAM Systems, Inc. (e)	69	20,466
EQT Corp.	14,579	501,663
Equity Residential	100	8,992
Essex Property Trust, Inc.	20	6,910
The Estee Lauder Cos., Inc. Class A	101	27,504
Expedia Group, Inc. (e)	317	62,027
Extra Space Storage, Inc.	45	9,252
Exxon Mobil Corp.	513	42,369
F5, Inc. (e)	636	132,892
FedEx Corp.	104	24,065
First Republic Bank	47	7,619
Floor & Decor Holdings, Inc. Class A (e)	561	45,441
Fortinet, Inc. (e)	327	111,749
Fortive Corp.	6,118	372,770
Fortune Brands Home & Security, Inc.	8	594
Franklin Resources, Inc.	139	3,881
Freeport-McMoRan, Inc.	8,199	407,818
Gartner, Inc. (e)	14	4,164
Generac Holdings, Inc. (e)	204	60,641
General Dynamics Corp.	6	1,447
General Motors Co. (e)	6,331	276,918
Genuine Parts Co.	62	7,813
Gilead Sciences, Inc.	176	10,463
Gitlab, Inc. (e)	6	327
Grand Rounds, Inc. (Acquired 11/02/22, Cost $522,311) (b) (c) (d) (e)	198,853	155,105
Green Plains, Inc. (e)	420	13,024
Hasbro, Inc.	13	1,065
HCA Healthcare, Inc.	41	10,275
Hess Corp.	45	4,817
Hewlett Packard Enterprise Co.	650	10,862
Highland Transcend Part Cl A	1,863	18,313
Hilton Worldwide Holdings, Inc. (e)	1,529	232,010
Hologic, Inc. (e)	54	4,148
Honeywell International, Inc.	3	584
HP, Inc.	130	4,719
HubSpot, Inc. (e)	25	11,874
Humana, Inc.	1,088	473,465
Huntington Ingalls Industries, Inc.	36	7,180
IDEXX Laboratories, Inc. (e)	14	7,659
Illinois Tool Works, Inc.	4	838
Informatica, Inc. (e)	1,081	21,339
Ingersoll Rand, Inc.	37	1,863

	Number of Shares	Value
Intel Corp.	20	$991
International Flavors & Fragrances, Inc.	1,585	208,158
Intuit, Inc.	143	68,760
Intuitive Surgical, Inc. (e)	862	260,048
IQVIA Holdings, Inc. (e)	4	925
Johnson & Johnson	1,931	342,231
JP Morgan Chase & Co.	118	16,086
Kellogg Co.	15	967
Khosla Ventures Acquisition Co. (e)	1,594	15,589
Kinder Morgan, Inc.	496	9,379
KLA Corp.	2	732
Laboratory Corp. of America Holdings (e)	39	10,283
Lam Research Corp.	27	14,515
Lennar Corp. Class A	507	41,153
Liberty Media Acquisition Co. (e)	3,637	36,479
Liberty Media Corp-Liberty SiriusXM Class A (e)	3,062	139,964
Liberty Media Corp-Liberty SiriusXM Class C (e)	4,237	193,758
Live Nation Entertainment, Inc. (e)	553	65,055
LKQ Corp.	125	5,676
Lockheed Martin Corp.	2	883
Loews Corp.	14	908
Lookout, Inc. (Acquired 3/04/15, Cost $42,391) (b) (c) (d) (e)	3,711	6,568
Lowe’s Cos., Inc.	359	72,586
Lululemon Athletica, Inc. (e)	23	8,400
LyondellBasell Industries NV Class A	473	48,634
Marsh & McLennan Cos., Inc.	3,058	521,144
Masco Corp.	2,271	115,821
Masimo Corp. (e)	198	28,817
Mastercard, Inc. Class A	1,796	641,855
McDonald’s Corp.	992	245,302
MercadoLibre, Inc. (e)	2	2,379
Merck & Co., Inc.	147	12,061
Meta Platforms, Inc. Class A (e)	316	70,266
Mettler-Toledo International Inc (e)	11	15,105
Micron Technology, Inc.	3,083	240,135
Microsoft Corp.	6,000	1,849,860
Mid-America Apartment Communities, Inc.	4	838
Mirion Technologies, Inc. (e)	778	6,278
Molina Healthcare, Inc. (e)	12	4,003
Mondelez International Inc. Class A	38	2,386
MongoDB, Inc. (e)	173	76,741
Monster Beverage Corp. (e)	15	1,199
Moody’s Corp.	18	6,073
Morgan Stanley	3,564	311,494

The accompanying notes are an integral part of the consolidated financial statements.

10

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
The Mosaic Co.	294	$19,551
MSCI, Inc.	6	3,017
NetApp, Inc.	45	3,735
Netflix, Inc. (e)	37	13,860
New Relic, Inc. (e)	446	29,829
NextEra Energy, Inc.	5,520	467,599
NIKE, Inc. Class B	389	52,344
Northern Trust Corp.	47	5,473
NVIDIA Corp.	1,118	305,058
O’Reilly Automotive, Inc. (e)	112	76,716
Okta, Inc. (e)	228	34,419
ONEOK, Inc.	259	18,293
Oracle Corp.	103	8,521
Organon & Co.	123	4,296
Otis Worldwide Corp.	42	3,232
Palantir Technologies, Inc. (e)	336	4,613
Palo Alto Networks, Inc. (e)	222	138,197
Park Hotels & Resorts, Inc.	363	7,089
Parker Hannifin Corp.	49	13,904
Paycom Software, Inc. (e)	8	2,771
PayPal Holdings, Inc. (e)	6	694
Peloton Interactive, Inc. Class A (e)	2,170	57,331
PepsiCo, Inc.	337	56,407
Pfizer, Inc.	169	8,749
Philip Morris International, Inc.	127	11,930
Pioneer Natural Resources Co.	752	188,023
The PNC Financial Services Group, Inc.	80	14,756
PPG Industries, Inc.	774	101,448
The Procter & Gamble Co.	6	917
Prologis, Inc.	134	21,638
Public Service Enterprise Group, Inc.	71	4,970
Public Storage	4	1,561
PVH Corp.	238	18,233
QUALCOMM, Inc.	316	48,291
Raytheon Technologies Corp.	18	1,783
Regeneron Pharmaceuticals, Inc. (e)	112	78,223
ResMed, Inc.	349	84,636
Rivian Automotive, Inc. (e)	653	32,807
Rockwell Automation, Inc.	27	7,561
Rollins, Inc.	138	4,837
S&P Global, Inc.	210	86,138
salesforce.com, Inc. (e)	2,470	524,430
SBA Communications Corp.	51	17,549
Seagen, Inc. (e)	837	120,570
Sempra Energy	3,468	583,040
ServiceNow, Inc. (e)	471	262,295
The Sherwin-Williams Co.	6	1,498
Signature Bank	2	587

	Number of Shares	Value
Simon Property Group, Inc.	7	$921
Skyworks Solutions, Inc.	8	1,066
SmartRent, Inc. (e)	2,282	11,547
Snap-on, Inc.	26	5,343
Snowflake, Inc. Class A (e)	37	8,478
Southwest Airlines Co. (e)	91	4,168
Splunk, Inc. (e)	145	21,548
Stanley Black & Decker, Inc.	14	1,957
Starbucks Corp.	2,115	192,402
Stryker Corp.	361	96,513
SVB Financial Group (e)	2	1,119
T-Mobile US, Inc. (e)	10	1,284
T. Rowe Price Group, Inc.	40	6,048
Tapestry, Inc.	175	6,501
Target Corp.	41	8,701
Tesla, Inc. (e)	100	107,760
Textron, Inc.	10	744
The The Home Depot, Inc.	1,185	354,706
Thermo Fisher Scientific, Inc.	703	415,227
The TJX Cos., Inc.	3,535	214,150
Toast, Inc., Class A (e)	2,081	45,220
Tractor Supply Co.	16	3,734
TransDigm Group, Inc. (e)	85	55,381
Trimble, Inc. (e)	23	1,659
Twilio, Inc. Class A (e)	521	85,866
U.S. Bancorp	677	35,983
UDR, Inc.	19	1,090
Ulta Beauty, Inc. (e)	81	32,256
United Parcel Service, Inc. Class B	2,101	450,580
United Rentals, Inc. (e)	167	59,320
United States Oil Fund LP (e)	2,764	204,868
UnitedHealth Group, Inc.	1,863	950,074
Valero Energy Corp.	3,601	365,646
VeriSign, Inc. (e)	383	85,202
Verisk Analytics, Inc.	320	68,682
Verizon Communications, Inc.	559	28,475
Vertex Pharmaceuticals, Inc. (e)	30	7,829
Vertiv Holdings Co.	14,781	206,934
VF Corp.	15	853
Visa, Inc. Class A	27	5,988
VMware, Inc. Class A	101	11,501
Vulcan Materials Co.	2,286	419,938
W.R. Berkley Corp.	11	699
Walmart, Inc.	1,465	218,168
The Walt Disney Co. (e)	2,986	409,560
Waters Corp. (e)	19	5,897
WEC Energy Group, Inc.	36	3,593
Wells Fargo & Co.	28	1,357
Weyerhaeuser Co.	1,210	45,859

The accompanying notes are an integral part of the consolidated financial statements.

11

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Workday, Inc. Class A (e)	79	$18,917
XPO Logistics, Inc. (e)	1,554	113,131
Yum China Holdings, Inc.	224	9,305
Yum China Holdings, Inc.	350	15,299
Yum! Brands, Inc.	47	5,571
Zebra Technologies Corp. Class A (e)	14	5,792
Zoetis, Inc.	268	50,542
Zscaler, Inc. (e)	434	104,716
		31,319,691

TOTAL COMMON STOCK (Cost $47,380,838)		47,049,388

PREFERRED STOCK — 0.8%
Brazil — 0.0%
Banco Bradesco SA 4.760%	910	4,247
Petroleo Brasileiro SA 21.130%	2,345	16,475
		20,722
Germany — 0.0%
Henkel AG & Co. KGaA, 21.130%	67	4,487
Volkswagen AG 2.540%	194	33,546
		38,033
United Kingdom — 0.1%
Aptiv PLC, Convertible
5.500%	453	61,821
United States — 0.7%
Becton Dickinson and Co., Convertible
6.000% (a)	1,730	91,378
Boston Scientific Corp., Convertible
5.500%	298	34,699
Cash Mandatory Exchangeable Trust, Convertible
5.250% (f)	116	130,282
Citigroup Capital XIII, 3 mo. USD LIBOR + 6.370%
6.669% VRN (a)	2,154	59,020
Lookout, Inc., Series F (Acquired 9/19/14-10/22/14, Cost $628,910) (b) (c) (d) (e)	55,056	200,404
Wells Fargo & Co. Series L 1.06%
7.500% (i)	19	25,175
		540,958

TOTAL PREFERRED STOCK (Cost $1,043,205)		661,534

TOTAL EQUITIES (Cost $48,424,043)		47,710,922

	Principal Amount	Value
BONDS & NOTES — 4.3%
BANK LOANS — 0.3%
United States — 0.3%
American Rock Salt Co. LLC, 2021 Term Loan, 1 mo. USD LIBOR + 4.000%
4.750% VRN 6/09/28	$228	$225
Frontier Communications Corp., 2021 DIP Term Loan B, 3 mo. USD LIBOR + 3.750%
4.813% VRN 5/01/28	423	416
IPS Corp., 2021 Delayed Draw Term Loan, 3 mo. USD LIBOR
0.000% FRN 10/02/28 (j)	5,595	5,452
Maverick Gaming LLC, Term Loan B, 3 mo. USD LIBOR + 7.500%
8.500% VRN 9/03/26	1	—
Medical Solutions Holdings, Inc., 2021 2nd Lien Term Loan, 3 mo. USD LIBOR + 7.000%
7.500% VRN 11/01/29	52,000	49,920
OVG Business Services, LLC, Initial Term Loan, 3 mo. USD LIBOR + 6.250%
7.250% VRN 10/13/28	193,000	185,762
		241,775

TOTAL BANK LOANS (Cost $246,812)		241,775

CORPORATE DEBT — 1.0%
Australia — 0.5%
Quintis (Australia) Pty Limited First Lien Note (Acquired 7/20/16-10/01/20, Cost $1,175,262),
7.500%10/01/26(b)(c)(d)(f)	1,176,001	321,048
Quintis (Australia) Pty Limited Second Lien Note (Acquired 7/20/16, Cost $1,077,000),
12.000%10/01/28(b)(c)(d)(f)	1,095,355	115,012
		436,060
Netherlands — 0.1%
Bio City Development Co. B.V. (Acquired 7/05/11, Cost $1,400,000),
8.000%7/06/21(b)(c)(d)(f)(k)	1,400,000	70,000
United States — 0.4%
AbbVie, Inc.
4.250%11/21/49	20,000	20,758
Broadcom, Inc.
4.150%11/15/30	16,000	16,218

The accompanying notes are an integral part of the consolidated financial statements.

12

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
Carrols Restaurant Group, Inc.
5.875%7/01/29(a)(f)	$40,000	$32,600
CVS Health Corp.
5.050%3/25/48	22,000	24,966
The Fresh Market, Inc.
9.750%5/01/23(f)	87,000	85,332
Gilead Sciences, Inc.
4.750%3/01/46	19,000	21,046
Kraft Heinz Foods Co.
4.375%6/01/46	22,000	21,662
Lowe S Cos., Inc.
3.350%4/01/27	15,000	15,102
4.250%4/01/52	25,000	25,874
Stem, Inc., Convertible,
0.500%12/01/28(f)	20,000	14,834
Union Pacific Corp.
2.800%2/14/32	29,000	27,848
		306,240

TOTAL CORPORATE DEBT (Cost $4,005,614)		812,300

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.1%
United States — 0.1%
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class DFX,
5.350%7/05/33(f)	58,198	58,597

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $57,762)		58,597

SOVEREIGN DEBT OBLIGATIONS — 1.6%
Argentina — 0.2%
Argentine Republic Government International Bond
0.500% STEP 7/09/30	97,844	32,681
1.000%7/09/29	100,849	34,200
1.125% STEP 7/09/35	123,206	37,412
2.000% STEP 1/09/38	40,519	15,126
		119,419
Austria — 0.1%
Republic of Austria Government International Bond
2.100% EUR (f) (h)	46,000	61,438
Brazil — 0.3%
Brazil Letras do Tesouro Nacional
7/01/24 BRL (h)	1,612,000	264,051

	Principal Amount	Value
Canada — 0.5%
Canadian Government Bond
0.500% 9/01/25 CAD (h)	$566,000	$425,409
China — 0.2%
China Government International Bond
2.680% 5/21/30 CNY (h)	1,260,000	195,596
Spain — 0.3%
Spain Government International Bond
3.450% 7/30/66 EUR (f) (h)	171,000	246,216

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,476,780)		1,312,129

U.S. TREASURY OBLIGATIONS — 1.3%
United States — 1.3%
U.S. Treasury Bond
1.750%8/15/41	146,800	127,411
1.875%11/15/51(g)	388,400	340,648
2.000%8/15/51(g)	209,400	188,895
U.S. Treasury Note
0.125%11/30/22(l)	200,000	198,426
1.375%11/15/31	204,800	187,936
		1,043,316

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,114,005)		1,043,316

TOTAL BONDS & NOTES (Cost $6,900,973)		3,468,117

	Number of Shares
MUTUAL FUNDS — 12.4%
Diversified Financial Services — 12.4%
United States — 12.4%
Invesco Senior Loan ETF (a)	22,822	496,835
iShares China Large-Cap ETF	848	27,111
iShares CMBS ETF	78,871	3,931,719
iShares iBoxx $ Investment Grade Corporate Bond ETF (a)	348	42,087
iShares iBoxx High Yield Corporate Bond ETF (a)	6,543	538,424
iShares JP Morgan USD Emerging Markets Bond ETF (g)	12,478	1,219,849
iShares MSCI China ETF (a)	16,612	878,609
iShares Preferred &, Inc. ome Securities ETF (a)	6,039	219,940

The accompanying notes are an integral part of the consolidated financial statements.

13

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
KraneShares Bosera MSCI China A 50 Connect Index ETF	4,278	$156,746
KraneShares CSI China Internet ETF	373	10,634
SPDR Blackstone Senior Loan ETF (a)	3,905	175,569
SPDR Bloomberg High Yield Bond ETF (a)	377	38,643
SPDR Gold Shares (l)	813	146,868
State Street Navigator Securities Lending Government Money Market Portfolio (m)	2,126,333	2,126,333
		10,009,367

TOTAL MUTUAL FUNDS (Cost $10,330,624)		10,009,367

TOTAL PURCHASED OPTIONS (#) — 0.2% (Cost $261,535)		168,999

WARRANTS — 0.0%
Cayman Islands — 0.0%
Hedosophia European Growth Expires 5/13/27, Strike 11.50 (d) (e)	875	842
Highland Transcend Part Cl A Expires 12/02/25, Strike 11.50 (e)	621	193
TPG Pace Beneficial Finance Corp. Expires 10/09/27, Strike 11.50 (e)	221	142
		1,177
Switzerland — 0.0%
Cie Financiere Richemont SA Expires 11/22/23, Strike 67.00 (e)	16	13
United Kingdom — 0.0%
Genius Sports Ltd. Expires 12/31/28, Strike 11.50 (e)	501	526
United States — 0.0%
Altus Power, Inc. Expires 01/22/26, Strike 11.00 (e)	220	356
EVGO, Inc. Expires 9/15/25, Strike 11.50 (e)	494	1,941
Gores Holdings VIII, Inc. Expires 12/31/27, Strike 11.50 (e)	153	200
Hippo Holdings, Inc. Expires 8/02/26, Strike 11.50 (e)	417	142
Latch, Inc. Expires 6/04/26, Strike 11.50 (e)	1,080	713
Offerpad Solutions, Inc. Expires 10/13/25, Strike 11.50 (e)	720	583
Sarcos Technology and Robotics Corp. Expires 06/15/27, Strike 11.50 (e)	16,846	17,857

	Number of Shares	Value
Volta, Inc. Expires 8/26/26, Strike 11.50 (e)	509	$484
		22,276

TOTAL WARRANTS (Cost $30,460)		23,992

RIGHTS — 0.0%
France — 0.0%
Electricite De France S.A. (a) (d) (e)	1,157	512

TOTAL RIGHTS (Cost $0)		512

TOTAL LONG-TERM INVESTMENTS (Cost $65,947,635)		61,381,909

	Principal Amount
SHORT-TERM INVESTMENTS — 22.8%
Repurchase Agreement — 17.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/22, 0.000%, due 4/01/22 (n)	$13,771,391	13,771,391
Sovereign Debt Obligation — 5.7%
Japan Treasury Discount Bill, 0.000% 6/06/22 JPY (h)	554,650,000	4,556,813

TOTAL SHORT-TERM INVESTMENTS (Cost $18,589,022)		18,328,204

TOTAL INVESTMENTS — 98.9% (Cost $84,536,657) (o)		79,710,113

Other Assets/(Liabilities) — 1.1%		856,336

NET ASSETS — 100.0%		$80,566,449

	Number of Shares
EQUITIES SOLD SHORT — (0.1)%
United States — (0.1)%
The J.M. Smucker Co.	(175)	(23,697)
Walgreens Boots Alliance, Inc.	(1,586)	(71,005)
		(94,702)

TOTAL EQUITIES SOLD SHORT (Cost $(92,238))		(94,702)

The accompanying notes are an integral part of the consolidated financial statements.

14

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

Abbreviation Legend

ADR	American Depositary Receipt
DIP	Debtor In Possession
ETF	Exchange-Traded Fund
FRN	Floating Rate Note
STEP	Step Up Bond
VRN	Variable Rate Note

Notes to Consolidated Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2022, was $2,872,872 or 3.57% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $841,449 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Consolidated Portfolio of Investments or the Consolidated Statement of Assets and Liabilities. (Note 2).

(b)	Investment was valued using significant unobservable inputs.
(c)

Restricted security. Certain securities are restricted as to resale. At March 31, 2022, these securities amounted to a value of $868,137 or 1.08% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2022, these securities amounted to a value of $869,491 or 1.08% of net assets.

(e)	Non-income producing security.
(f)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2022, the aggregate market value of these securities amounted to $1,996,577 or 2.48% of net assets.

(g)	A portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(h)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(i)	Security is perpetual and has no stated maturity date.
(j)	All or a portion of the security represents unsettled loan commitments at March 31, 2022 where the rate will be determined at time of settlement.
(k)

Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At March 31, 2022, these securities amounted to a value of $70,000 or 0.09% of net assets.

(l)	All or a portion of this security is held by a wholly owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly owned subsidiary.
(m)	Represents investment of security lending cash collateral. (Note 2).
(n)

Maturity value of $13,771,391. Collateralized by U.S. Government Agency obligations with a rate of 0.375%, maturity date of 9/15/24, and an aggregate market value, including accrued interest, of $14,046,913.

(o)	See Note 6 for aggregate cost for federal tax purposes.

(#) OTC Options Purchased

Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
EUR Call USD Put	BNP Paribas SA*	4/07/22	1.19	3,274,585	EUR	3,274,585	$4	$1,716	$(1,712)
Shell PLC	Citibank N.A.*	4/14/22	50.00	3,539	USD	176,950	18,754	10,264	8,490
Mosaic Co.	Citibank N.A.*	5/20/22	75.00	1,200	USD	90,000	3,542	5,100	(1,558)
CF Industries Holdings, Inc.	Citibank N.A.*	5/20/22	115.00	600	USD	69,000	2,551	3,901	(1,350)
Amazon.com, Inc.	Citibank N.A.*	6/17/22	4,150.00	34	USD	141,100	381	4,692	(4,311)
Devon Energy Corp.	Credit Suisse International*	4/14/22	50.00	889	USD	44,450	8,341	4,072	4,269
Euro Stoxx 50 Index	Credit Suisse International*	6/17/22	4,650.00	29	EUR	134,850	27	1,836	(1,809)
EssilorLuxottica SA	Goldman Sachs International*	6/17/22	200.00	429	EUR	85,800	231	3,042	(2,811)
EUR Call USD Put	JP Morgan Chase Bank N.A.*	4/07/22	1.16	3,274,585	EUR	3,274,585	22	22,842	(22,820)
EssilorLuxottica SA	JP Morgan Chase Bank N.A.*	9/16/22	200.00	256	EUR	51,200	436	2,811	(2,375)
Pioneer Natural Resources Co.	Morgan Stanley & Co. LLC*	6/17/22	260.00	1,401	USD	364,260	18,287	23,497	(5,210)
Shell PLC	Nomura Securities International, Inc.*	4/14/22	52.50	2,863	USD	150,308	8,895	4,209	4,686
							$61,471	$87,982	$(26,511)

The accompanying notes are an integral part of the consolidated financial statements.

15

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

(#) Exchange-Traded Options Purchased

Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
Amazon.com, Inc.	4/14/22	3,000.00	1	USD	300,000	$29,013	$12,197	$16,816
Apple, Inc.	4/14/22	165.00	3	USD	49,500	3,330	2,340	990
Apple, Inc.	4/14/22	185.00	26	USD	481,000	1,300	9,991	(8,691)
Autodesk, Inc.	4/14/22	250.00	2	USD	50,000	36	2,598	(2,562)
BP PLC	4/14/22	34.00	28	USD	95,200	140	3,618	(3,478)
Coinbase Global, Inc.	4/14/22	200.00	2	USD	40,000	1,120	4,187	(3,067)
Comcast Corp.	4/14/22	52.50	17	USD	89,250	17	2,809	(2,792)
Devon Energy Corp.	4/14/22	60.00	24	USD	144,000	4,632	5,838	(1,206)
Diamondback Energy, Inc.	4/14/22	135.00	2	USD	27,000	1,360	1,228	132
Discovery, Inc.	4/14/22	42.50	19	USD	80,750	16	1,251	(1,235)
Home Depot, Inc.	4/14/22	365.00	1	USD	36,500	6	1,572	(1,566)
JP Morgan Chase & Co.	4/14/22	155.00	3	USD	46,500	27	847	(820)
KraneShares CSI China Internet ETF	4/14/22	39.00	22	USD	85,800	66	5,170	(5,104)
Marathon Oil Corp.	4/14/22	24.00	7	USD	16,800	1,183	1,017	166
Marathon Oil Corp.	4/14/22	25.00	8	USD	20,000	864	950	(86)
Mastercard, Inc.	4/14/22	370.00	1	USD	37,000	325	1,177	(852)
Meta Platforms, Inc.	4/14/22	320.00	1	USD	32,000	2	1,352	(1,350)
Nvidia Corp.	4/14/22	240.00	2	USD	48,000	7,000	3,142	3,858
Occidental Petroleum Corp.	4/14/22	60.00	5	USD	30,000	645	2,536	(1,891)
Pfizer, Inc.	4/14/22	55.00	8	USD	44,000	168	1,450	(1,282)
Sabre Corp.	4/14/22	13.00	10	USD	13,000	70	292	(222)
Salesforce.com, Inc.	4/14/22	230.00	1	USD	23,000	60	1,129	(1,069)
Starbucks Corp.	4/14/22	100.00	4	USD	40,000	48	692	(644)
Twilio, Inc.	4/14/22	310.00	2	USD	62,000	—	4,904	(4,904)
Visa, Inc.	4/14/22	215.00	2	USD	43,000	1,810	1,434	376
Walt Disney Co.	4/14/22	140.00	3	USD	42,000	528	1,641	(1,113)
Wells Fargo & Co.	4/14/22	55.00	8	USD	44,000	144	1,841	(1,697)
Western Digital Corp.	4/14/22	80.00	34	USD	272,000	—	3,846	(3,846)
Xerox Holdings Corp.	4/14/22	30.00	19	USD	57,000	2	308	(306)
Bath & Body Works, Inc.	5/20/22	60.00	15	USD	90,000	675	7,893	(7,218)
Diamondback Energy, Inc.	5/20/22	150.00	2	USD	30,000	1,130	1,327	(197)
Diamondback Energy, Inc.	5/20/22	155.00	3	USD	46,500	1,290	1,687	(397)
Occidental Petroleum Corp.	5/20/22	55.00	5	USD	27,500	2,950	1,244	1,706
Occidental Petroleum Corp.	5/20/22	60.00	6	USD	36,000	2,190	1,303	887
Occidental Petroleum Corp.	5/20/22	65.00	6	USD	39,000	1,320	2,552	(1,232)
Ovintiv, Inc.	5/20/22	55.00	13	USD	71,500	5,460	4,709	751
Servicenow, Inc.	5/20/22	520.00	2	USD	104,000	11,680	10,124	1,556
Tesla, Inc.	5/20/22	1,150.00	1	USD	115,000	6,576	7,802	(1,226)
BP PLC	6/17/22	35.00	28	USD	98,000	924	4,346	(3,422)
General Motors Co.	6/17/22	55.00	16	USD	88,000	736	4,624	(3,888)
Marathon Oil Corp.	7/15/22	25.00	7	USD	17,500	2,093	1,603	490
Marathon Oil Corp.	7/15/22	26.00	8	USD	20,800	2,000	1,719	281
Xerox Holdings Corp.	7/15/22	30.00	10	USD	30,000	71	482	(411)
						$93,007	$132,772	$(39,765)

The accompanying notes are an integral part of the consolidated financial statements.

16

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Put
Invesco Senior Loan ETF	4/14/22	20.00	59	USD	118,000	$365	$806	$(441)
iShares iBoxx $ Investment Grade Corporate Bond ETF	4/14/22	121.00	29	USD	350,900	3,074	6,532	(3,458)
iShares iBoxx $ Investment Grade Corporate Bond ETF	4/14/22	122.00	15	USD	183,000	2,460	2,928	(468)
Microsoft Corp.	4/14/22	265.00	3	USD	79,500	72	1,927	(1,855)
Nvidia Corp.	4/14/22	215.00	3	USD	64,500	105	4,104	(3,999)
Salesforce.com, Inc.	4/14/22	190.00	4	USD	76,000	176	2,809	(2,633)
Servicenow, Inc.	4/14/22	520.00	2	USD	104,000	1,200	5,384	(4,184)
Alibaba Group Holding Ltd.	5/20/22	90.00	7	USD	63,000	2,100	5,903	(3,803)
Apple, Inc.	5/20/22	140.00	5	USD	70,000	380	3,081	(2,701)
iShares iBoxx $ Investment Grade Corporate Bond ETF	5/20/22	118.00	29	USD	342,200	2,784	4,676	(1,892)
Micron Technology, Inc.	5/20/22	75.00	5	USD	37,500	1,805	2,631	(826)
						$14,521	$40,781	$(26,260)
						$107,528	$173,553	$(66,025)

OTC Options Written

Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
EUR Call USD Put	BNP Paribas SA*	4/07/22	1.16	3,274,585	EUR	3,274,585	$(22)	$(9,197)	$9,175
Shell PLC	Citibank N.A.*	4/14/22	55.00	780	USD	42,900	(1,061)	(382)	(679)
Shell PLC	Citibank N.A.*	4/14/22	60.00	2,759	USD	165,540	(399)	(1,793)	1,394
Devon Energy Corp.	Credit Suisse International*	4/14/22	55.00	889	USD	48,895	(4,756)	(2,365)	(2,391)
EssilorLuxotica SA	Goldman Sachs International*	6/17/22	220.00	429	EUR	94,380	(77)	(955)	878
EUR Call USD Put	JP Morgan Chase Bank N.A.*	4/07/22	1.19	3,274,585	EUR	3,274,585	(4)	(6,781)	6,777
EssilorLuxotica SA	JP Morgan Chase Bank N.A.*	9/16/22	225.00	256	EUR	57,600	(121)	(975)	854
Pioneer Natural Resources Co.	Morgan Stanley & Co. LLC*	6/17/22	285.00	1,401	USD	399,285	(9,023)	(10,658)	1,635
Shell PLC	Nomura Securities International, Inc.*	4/14/22	57.50	2,863	USD	164,623	(1,253)	(1,145)	(108)
							$(16,716)	$(34,251)	$17,535

The accompanying notes are an integral part of the consolidated financial statements.

17

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Put
Shell PLC	Citibank N.A.*	4/14/22	40.00	3,095	USD	123,800	$(53)	$(2,940)	$2,887
Amazon.com, Inc.	Citibank N.A.*	6/17/22	2,800.00	17	USD	47,600	(751)	(2,472)	1,721
Devon Energy Corp.	Credit Suisse International*	4/14/22	41.00	444	USD	18,204	(6)	(897)	891
Euro Stoxx 50 Index	Credit Suisse International*	6/17/22	3,400.00	43	EUR	146,200	(3,210)	(2,588)	(622)
EssilorLuxotica SA	Goldman Sachs International*	6/17/22	160.00	429	EUR	68,640	(3,437)	(7,391)	3,954
EssilorLuxotica SA	JP Morgan Chase Bank N.A.*	9/16/22	160.00	256	EUR	40,960	(3,117)	(1,893)	(1,224)
Pioneer Natural Resources Co.	Morgan Stanley & Co. LLC*	6/17/22	220.00	700	USD	154,000	(5,433)	(4,961)	(472)
							$(16,007)	$(23,142)	$7,135
							$(32,723)	$(57,393)	$24,670

Exchange-Traded Options Written

Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
Abbott Laboratories	4/14/22	125.00	5	USD	62,500	$(100)	$(419)	$319
Amazon.com, Inc.	4/14/22	3,300.00	1	USD	330,000	(5,500)	(4,702)	(798)
Apple, Inc.	4/14/22	170.00	8	USD	136,000	(5,136)	(1,220)	(3,916)
Apple, Inc.	4/14/22	175.00	5	USD	87,500	(1,650)	(379)	(1,271)
Apple, Inc.	4/14/22	185.00	21	USD	388,500	(1,050)	(4,704)	3,654
Bank of America Corp.	4/14/22	45.00	16	USD	72,000	(208)	(764)	556
Boston Scientific Corp.	4/14/22	46.00	12	USD	55,200	(348)	(465)	117
Charles Schwab Corp.	4/14/22	90.00	6	USD	54,000	(240)	(542)	302
Coinbase Global, Inc.	4/14/22	225.00	2	USD	45,000	(290)	(2,585)	2,295
Costco Wholesale Corp.	4/14/22	590.00	1	USD	59,000	(440)	(226)	(214)
Freeport-McMoRan, Inc.	4/14/22	48.00	10	USD	48,000	(2,730)	(1,523)	(1,207)
KraneShares CSI China Internet ETF	4/14/22	44.00	22	USD	96,800	(18)	(2,061)	2,043
Microsoft Corp.	4/14/22	300.00	4	USD	120,000	(4,800)	(2,009)	(2,791)
Microsoft Corp.	4/14/22	310.00	2	USD	62,000	(1,094)	(507)	(587)
NVIDIA Corp.	4/14/22	260.00	3	USD	78,000	(5,520)	(993)	(4,527)
NVIDIA Corp.	4/14/22	270.00	2	USD	54,000	(2,400)	(1,626)	(774)
Servicenow, Inc.	4/14/22	620.00	2	USD	124,000	(500)	(1,496)	996
Unitedhealth Group, Inc.	4/14/22	530.00	2	USD	106,000	(594)	(833)	239
Visa, Inc.	4/14/22	235.00	2	USD	47,000	(182)	(476)	294
Applied Materials, Inc.	5/20/22	145.00	3	USD	43,500	(969)	(873)	(96)
Freeport-McMoRan, Inc.	5/20/22	55.00	9	USD	49,500	(1,377)	(1,213)	(164)
Microsoft Corp.	5/20/22	320.00	5	USD	160,000	(3,550)	(1,860)	(1,690)
NVIDIA Corp.	5/20/22	280.00	1	USD	28,000	(1,648)	(448)	(1,200)
Pioneer Natural Resources Co.	5/20/22	270.00	4	USD	108,000	(3,000)	(2,636)	(364)
Servicenow, Inc.	5/20/22	600.00	2	USD	120,000	(4,160)	(2,556)	(1,604)
Servicenow, Inc.	5/20/22	620.00	2	USD	124,000	(3,140)	(3,596)	456
Tesla, Inc.	5/20/22	1,350.00	1	USD	135,000	(2,200)	(2,831)	631

The accompanying notes are an integral part of the consolidated financial statements.

18

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call (Continued)
EQT Corp.	6/17/22	28.00	26	USD	72,800	$(20,826)	$(5,142)	$(15,684)
NXP Semiconductors NV	6/17/22	210.00	2	USD	42,000	(930)	(1,106)	176
Valero Energy Corp.	6/17/22	105.00	9	USD	94,500	(5,040)	(2,680)	(2,360)
						$(79,640)	$(52,471)	$(27,169)

Put
Air Products And Chemicals, Inc.	4/14/22	230.00	2	USD	46,000	$(136)	$(436)	$300
Autodesk, Inc.	4/14/22	195.00	2	USD	39,000	(156)	(1,510)	1,354
Autodesk, Inc.	4/14/22	210.00	2	USD	42,000	(730)	(970)	240
Boston Scientific Corp.	4/14/22	37.00	12	USD	44,400	(58)	(513)	455
BP PLC	4/14/22	27.00	28	USD	75,600	(420)	(862)	442
Coinbase Global, Inc.	4/14/22	140.00	2	USD	28,000	(70)	(1,619)	1,549
Comcast Corp.	4/14/22	42.50	17	USD	72,250	(119)	(1,746)	1,627
Home Depot, Inc.	4/14/22	300.00	1	USD	30,000	(660)	(613)	(47)
iShares iBoxx $ Investment Grade Corporate Bond ETF	4/14/22	116.00	29	USD	336,400	(319)	(1,878)	1,559
iShares iBoxx $ Investment Grade Corporate Bond ETF	4/14/22	119.00	15	USD	178,500	(570)	(1,437)	867
JP Morgan Chase & Co.	4/14/22	125.00	3	USD	37,500	(174)	(968)	794
KraneShares CSI China Internet ETF	4/14/22	29.00	22	USD	63,800	(3,388)	(1,602)	(1,786)
Meta Platforms, Inc. Class A	4/14/22	250.00	1	USD	25,000	(2,697)	(813)	(1,884)
Salesforce.com, Inc.	4/14/22	220.00	3	USD	66,000	(2,580)	(2,663)	83
Starbucks Corp.	4/14/22	80.00	4	USD	32,000	(44)	(348)	304
Wells Fargo & Co.	4/14/22	45.00	8	USD	36,000	(352)	(1,046)	694
Alibaba Group Holding Ltd.	5/20/22	75.00	7	USD	52,500	(728)	(2,595)	1,867
Aptiv PLC	5/20/22	135.00	3	USD	40,500	(4,980)	(2,125)	(2,855)
Bath& Body Works, Inc.	5/20/22	50.00	15	USD	75,000	(6,885)	(3,732)	(3,153)
Home Depot, Inc.	5/20/22	290.00	1	USD	29,000	(877)	(402)	(475)
iShares iBoxx $ Investment Grade Corporate Bond ETF	5/20/22	113.00	29	USD	327,700	(957)	(1,762)	805
Micron Technology, Inc.	5/20/22	65.00	10	USD	65,000	(1,020)	(2,188)	1,168
Nice Ltd.	5/20/22	220.00	2	USD	44,000	(2,020)	(735)	(1,285)
Starbucks Corp.	5/20/22	80.00	4	USD	32,000	(424)	(643)	219
Albemarle Corp.	6/17/22	180.00	2	USD	36,000	(830)	(1,262)	432
Autodesk, Inc.	6/17/22	180.00	3	USD	54,000	(1,260)	(3,293)	2,033
BP PLC	6/17/22	27.00	28	USD	75,600	(2,688)	(2,010)	(678)
Charter Communications, Inc.	6/17/22	470.00	1	USD	47,000	(690)	(1,128)	438
General Motors Co.	6/17/22	35.00	16	USD	56,000	(992)	(1,237)	245
Masco Corp.	6/17/22	50.00	7	USD	35,000	(1,610)	(738)	(872)
						$(38,434)	$(42,874)	$4,440
						$(118,074)	$(95,345)	$(22,729)

The accompanying notes are an integral part of the consolidated financial statements.

19

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.*	5/19/22	MXN	31,097,000	USD	1,501,579	$49,504
Bank of America N.A.*	5/19/22	CHF	2,447,137	USD	2,650,557	2,197
Bank of America N.A.*	6/06/22	USD	464,394	JPY	54,650,000	14,817
Bank of America N.A.*	6/16/22	AUD	111,302	USD	81,969	1,421
Bank of America N.A.*	6/16/22	GBP	130,399	EUR	154,819	(491)
Bank of America N.A.*	6/16/22	CAD	197,445	USD	154,422	3,485
Bank of America N.A.*	6/16/22	USD	277,137	SEK	2,686,905	(9,145)
Barclays Bank PLC*	5/12/22	CHF	1,218,519	USD	1,319,450	1,036
Barclays Bank PLC*	5/19/22	EUR	3,299,690	JPY	423,115,025	176,845
Barclays Bank PLC*	5/19/22	USD	5,560,566	JPY	637,102,640	322,198
Barclays Bank PLC*	6/16/22	EUR	1,650,373	USD	1,811,606	19,142
Barclays Bank PLC*	6/16/22	USD	66,148	CHF	61,350	(447)
BNP Paribas SA*	4/07/22	CNH	14,947,300	USD	2,353,364	(1,472)
BNP Paribas SA*	5/11/22	USD	590,648	IDR	8,550,281,460	(3,785)
BNP Paribas SA*	5/12/22	USD	2,339,698	JPY	268,121,380	135,607
BNP Paribas SA*	5/19/22	HKD	36,799,070	USD	4,713,282	(13,160)
BNP Paribas SA*	5/19/22	USD	5,406,203	HKD	42,162,085	21,096
BNP Paribas SA*	6/16/22	JPY	69,654,529	USD	590,120	(16,881)
Citibank N.A.*	4/07/22	CNH	801,135	USD	125,637	418
Citibank N.A.*	5/11/22	IDR	9,796,381,143	USD	682,394	(1,330)
Citibank N.A.*	5/12/22	CHF	1,535,832	USD	1,664,907	(555)
Citibank N.A.*	5/19/22	KRW	3,034,575,181	USD	2,530,394	(28,441)
Citibank N.A.*	5/19/22	USD	2,186,034	KRW	2,648,577,220	2,329
Citibank N.A.*	6/02/22	PLN	177,533	USD	41,322	688
Citibank N.A.*	6/15/22	BRL	736,557	USD	142,044	9,534
Citibank N.A.*	6/16/22	CHF	61,350	USD	66,441	154
Citibank N.A.*	6/16/22	USD	334,554	INR	25,923,206	(4,950)
Deutsche Bank AG*	4/07/22	USD	2,671,098	CNH	17,125,693	(23,555)
Deutsche Bank AG*	5/12/22	GBP	494,600	USD	668,855	(19,265)
Deutsche Bank AG*	5/12/22	AUD	1,397,658	USD	1,001,961	44,443
Deutsche Bank AG*	5/12/22	EUR	1,155,139	USD	1,308,820	(29,396)
Deutsche Bank AG*	5/12/22	JPY	152,786,841	USD	1,322,553	(66,569)
Deutsche Bank AG*	5/19/22	JPY	497,146,965	EUR	3,780,585	(100,932)
Deutsche Bank AG*	5/19/22	JPY	578,776,478	USD	5,012,908	(254,108)
Deutsche Bank AG*	5/19/22	EUR	11,490,687	USD	13,108,617	(377,934)
Deutsche Bank AG*	5/19/22	USD	169,976	EUR	152,889	588
Deutsche Bank AG*	6/02/22	USD	170,024	BRL	897,810	(15,429)
Deutsche Bank AG*	6/06/22	USD	4,355,511	JPY	500,000,000	242,268
Deutsche Bank AG*	6/16/22	JPY	175,681,979	USD	1,523,430	(77,613)
Deutsche Bank AG*	6/16/22	EUR	193,018	USD	211,138	2,976
Goldman Sachs International*	5/12/22	AUD	919,265	USD	655,657	32,582
Goldman Sachs International*	5/12/22	USD	2,603,953	AUD	3,628,970	(112,998)
Goldman Sachs International*	5/19/22	CNH	7,963,650	USD	1,250,057	(288)
Goldman Sachs International*	5/19/22	USD	4,586,766	AUD	6,391,530	(199,121)
HSBC Bank PLC*	5/12/22	JPY	154,409,976	USD	1,329,960	(60,633)
HSBC Bank PLC*	5/12/22	GBP	971,312	USD	1,312,198	(36,512)
HSBC Bank PLC*	5/19/22	AUD	7,323,015	USD	5,238,289	245,081

The accompanying notes are an integral part of the consolidated financial statements.

20

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
HSBC Bank PLC*	5/19/22	USD	1,432,222	CNH	9,124,253	$315
HSBC Bank PLC*	5/19/22	USD	9,375,105	EUR	8,371,180	100,565
HSBC Bank PLC*	6/15/22	BRL	823	USD	159	10
HSBC Bank PLC*	6/16/22	NZD	63,113	USD	43,007	680
HSBC Bank PLC*	6/16/22	CAD	72	USD	56	2
JP Morgan Chase Bank N.A.*	4/07/22	EUR	3,000,000	USD	3,391,724	(72,705)
JP Morgan Chase Bank N.A.*	5/19/22	CAD	4,248,938	USD	3,332,815	65,418
JP Morgan Chase Bank N.A.*	5/19/22	NOK	25,095,695	CHF	2,597,334	33,749
JP Morgan Chase Bank N.A.*	5/19/22	GBP	727,850	USD	984,533	(28,622)
JP Morgan Chase Bank N.A.*	5/19/22	CHF	2,266,950	NOK	22,318,428	(76,567)
JP Morgan Chase Bank N.A.*	5/19/22	NOK	12,161,530	USD	1,344,343	36,455
JP Morgan Chase Bank N.A.*	5/19/22	USD	1,565,833	NOK	13,933,921	(16,199)
JP Morgan Chase Bank N.A.*	5/19/22	USD	2,322,765	CHF	2,135,860	7,443
JP Morgan Chase Bank N.A.*	5/19/22	USD	1,303,560	MXN	27,141,460	(50,225)
JP Morgan Chase Bank N.A.*	5/20/22	CHF	66,483	USD	71,998	74
JP Morgan Chase Bank N.A.*	6/02/22	DKK	389,331	USD	58,345	(326)
JP Morgan Chase Bank N.A.*	6/16/22	AUD	191,604	USD	139,477	4,076
JP Morgan Chase Bank N.A.*	6/16/22	NZD	6,503	USD	4,431	70
JP Morgan Chase Bank N.A.*	6/16/22	JPY	188,773,580	USD	1,587,278	(33,720)
JP Morgan Chase Bank N.A.*	6/16/22	EUR	303,206	USD	334,860	1,484
JP Morgan Chase Bank N.A.*	6/16/22	USD	3,223	SEK	32,118	(199)
Morgan Stanley & Co. LLC*	4/07/22	USD	2,928,378	EUR	2,618,400	31,538
Morgan Stanley & Co. LLC*	5/12/22	AUD	1,840,921	USD	1,322,357	55,911
Morgan Stanley & Co. LLC*	5/12/22	USD	1,128,834	EUR	1,008,210	12,147
Morgan Stanley & Co. LLC*	5/19/22	JPY	151,176,129	USD	1,308,089	(65,093)
Morgan Stanley & Co. LLC*	5/19/22	USD	2,891,462	CAD	3,708,470	(74,513)
Morgan Stanley & Co. LLC*	6/16/22	EUR	3,355	USD	3,684	38
Morgan Stanley & Co. LLC*	6/16/22	GBP	172,025	USD	224,257	1,658
State Street Bank and Trust Co.*	5/12/22	USD	1,713,439	GBP	1,279,450	33,055
State Street Bank and Trust Co.*	5/19/22	USD	850,719	GBP	635,270	16,397
UBS AG*	5/12/22	CHF	1,541,975	USD	1,664,750	6,259
UBS AG*	5/12/22	USD	4,076,336	CHF	3,749,830	12,717
UBS AG*	5/19/22	USD	2,164,999	EUR	1,899,512	60,503
						$(64,206)

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
SGX NIFTY 50	4/28/22	4	$139,036	$1,256
Euro-BTP	6/08/22	3	479,319	(20,303)
Euro-Bund	6/08/22	4	737,474	(35,404)
Australia Treasury Bond 10 Year	6/15/22	13	1,280,386	(47,442)
S&P TSE 60 Index	6/16/22	1	204,524	6,187
DAX Index	6/17/22	1	383,443	15,720
E-mini Russell 2000 Index	6/17/22	8	775,015	51,545

The accompanying notes are an integral part of the consolidated financial statements.

21

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long (Continued)
FTSE 100 Index	6/17/22	5	$464,121	$27,578
Mini MSCI Emerging Market Index	6/17/22	2	103,387	9,163
U.S. Treasury Long Bond	6/21/22	2	309,216	(9,091)
U.S. Treasury Note 10 Year	6/21/22	19	2,391,298	(56,673)
U.S. Treasury Ultra Bond	6/21/22	6	1,071,353	(8,603)
U.S. Treasury Note 2 Year	6/30/22	47	10,067,004	(106,676)
U.S. Treasury Note 5 Year	6/30/22	13	1,518,195	(27,257)
				$(200,000)
Short
Euro-Buxl 30 Year Bond	6/08/22	2	$(429,268)	$17,301
Euro Stoxx 50 Index	6/17/22	5	(201,814)	(9,646)
Nasdaq 100 E Mini Index	6/17/22	2	(521,692)	(73,058)
S&P 500 E Mini Index	6/17/22	6	(1,292,504)	(66,721)
U.S. Treasury Note Ultra 10 Year	6/21/22	59	(8,224,966)	232,310
UK Long Gilt	6/28/22	2	(321,710)	3,203
				$103,389

OTC Credit Default Swaps-Buy Protection

Reference Obligation/Index	Rate Paid by Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Bombardier, Inc.	5.000%	Quarterly	Barclays Bank PLC*	6/20/23	USD	995	$(24)	$144	$(168)

Centrally Cleared Credit Default Swap - Sell Protection††

Reference Obligation/Index	Rate Received by Fund	Payment Frequency	Termination Date	Credit Rating	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
iTraxx Europe Crossover Series 36†	5.000%	Quarterly	12/20/26	Caa1	EUR	1,649,568	$143,531	$165,164	$(21,633)

OTC Total Return Swaps

Paid by the Fund			Received by the Fund
Rate/ Reference	No. of Contracts/ Notional	Frequency	Rate/ Reference	No. of Contracts/ Notional	Frequency	Counterparty	Termination Date	Value	Upfront Premium Received (Paid)/ Received	Unrealized Appreciation (Depreciation)
Universal Health Services, Inc.	62	Maturity	1Day-SOFR+8 bp	USD 7,926	Maturity	BNP Paribas SA*	6/10/22	$(1,060)	$—	$(1,060)
Sherwin Williams	29	Maturity	1Day-SOFR+8 bp	USD 7,491	Maturity	BNP Paribas SA*	9/02/22	252	—	252
PPG Industries, Inc.	58	Maturity	1Day-SOFR+225 bp	USD 7,404	Maturity	BNP Paribas SA*	9/02/22	(198)	—	(198)

The accompanying notes are an integral part of the consolidated financial statements.

22

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

Paid by the Fund			Received by the Fund
Rate/ Reference	No. of Contracts/ Notional	Frequency	Rate/ Reference	No. of Contracts/ Notional	Frequency	Counterparty	Termination Date	Value	Upfront Premium Received (Paid)/ Received	Unrealized Appreciation (Depreciation)
Sherwin Williams	35	Maturity	1Day-SOFR+10 bp	USD 8,280	Maturity	BNP Paribas SA*	9/02/22	$(456)	$—	$(456)
PPG Industries, Inc.	69	Maturity	1Day-SOFR+12 bp	USD 8,261	Maturity	BNP Paribas SA*	9/02/22	(783)	—	(783)
Treehouse Foods, Inc.	30	Maturity	1Day-SOFR+25 bp	USD 985	Maturity	Citibank N.A.*	9/09/22	17	—	17
Treehouse Foods, Inc.	92	Maturity	1Day-SOFR+25 bp	USD 3,019	Maturity	Citibank N.A.*	9/09/22	51	—	51
Treehouse Foods, Inc.	5	Maturity	1Day-SOFR+25 bp	USD 167	Maturity	Citibank N.A.*	9/09/22	6	—	6
Treehouse Foods, Inc.	70	Maturity	1Day-SOFR+25 bp	USD 2,304	Maturity	Citibank N.A.*	9/09/22	46	—	46
Treehouse Foods, Inc.	19	Maturity	1Day-SOFR+25 bp	USD 630	Maturity	Citibank N.A.*	9/09/22	16	—	16
Treehouse Foods, Inc.	36	Maturity	1Day-SOFR+25 bp	USD 1,193	Maturity	Citibank N.A.*	9/09/22	31	—	31
								$(2,078)	$—	$(2,078)

OTC Total Return Swaps

Reference Entity	Counterparty	Termination Date	Notional Amount		Net Value of Reference Entities	Unrealized Appreciation/ (Depreciation)	Gross Notional Amount Asset %
Equity Securities Short (a)	Citigroup Global Markets, Inc.*	01/26/2022-02/24/2023	USD	(281,222)	$(282,781)	$(1,559)	0.3%
Equity Securities Short (b)	JP Morgan Chase Bank N.A.*	02/08/2023	USD	(323,473)	(356,257)	(32,784)	0.4%
					$(639,038)	$(34,343)

*	Contracts are subject to a master netting agreement or similar agreement.
(a)

The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specific benchmark, plus or minus a spread in a range of 17.5 to 150 basis points. Net payments are exchanged monthly. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

1 month USD LIBOR
1 week USD LIBOR
(b)

The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specific benchmark, plus or minus a spread in a range of 17 to 150 basis points. Net payments are exchanged monthly. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in the variable rate of interest:

1 month USD LIBOR
Federal Funds Rate
†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††

For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings. The reference entity rating represents the creditworthiness of the underlying issuer. As the credit rating declines, the likelihood of payment by the fund increases. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

The accompanying notes are an integral part of the consolidated financial statements.

23

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Offshore Chinese Yuan
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
USD	U.S. Dollar

The accompanying notes are an integral part of the consolidated financial statements.

24

MassMutual Select BlackRock Global Allocation Fund – Consolidated Financial Statements
Consolidated Statement of Assets and Liabilities March 31, 2022 (Unaudited)

Assets:
Investments, at value (Note 2) (a)	$61,381,909
Repurchase agreements, at value (Note 2) (b)	13,771,391
Other short-term investments, at value (Note 2) (c)	4,556,813
Total investments (d)	79,710,113
Cash	10,334
Receivables from:
Investments sold
Regular delivery	4,787,362
Open forward contracts (Note 2)	1,808,973
Fund shares sold	6,450
Investment adviser (Note 3)	80,745
Collateral pledged for equities sold short	1,018,951
Variation margin on open derivative instruments (Note 2)	723,515
Interest and dividends	362,950
Open swap agreements, at value (Note 2)	419
Prepaid expenses	64,790
Total assets	88,574,602
Liabilities:
Payables for:
Investments purchased
Regular delivery	615,458
Collateral held for open derivative instruments (Note 2)	319,000
Written options outstanding, at value (Note 2) (e)	150,797
Open forward contracts (Note 2)	1,873,179
Foreign currency overdraft	1,006,859
Securities sold short, at value (Note 2) (f)	94,702
Interest and dividends	9,747
Fund shares repurchased	293,563
Premium on purchased options	4,930
Collateral held for securities on loan (Note 2) (g)	2,126,333
Open swap agreements, at value (Note 2)	36,864
Trustees’ fees and expenses (Note 3)	83,679
Affiliates (Note 3):
Administration fees	77,087
Investment advisory fees	65,201
Service fees	11,261
Distribution fees	6,694
Accrued expense and other liabilities	1,232,799
Total liabilities	8,008,153
Net assets	$80,566,449
Net assets consist of:
Paid-in capital	$96,814,751
Accumulated Gain (Loss)	(16,248,302)
Net assets	$80,566,449

(a)	Cost of investments:	$65,947,635
(b)	Cost of repurchase agreements:	$13,771,391
(c)	Cost of other short-term investments:	$4,817,631
(d)	Securities on loan with market value of:	$2,872,872
(e)	Premiums on written options:	$152,738
(f)	Proceeds from securities sold short:	$92,238
(g)	Non-cash collateral is not included.

The accompanying notes are an integral part of the consolidated financial statements.

25

MassMutual Select BlackRock Global Allocation Fund – Consolidated Financial Statements (Continued)
Consolidated Statement of Assets and Liabilities March 31, 2022 (Unaudited)

Class I shares:
Net assets	$50,338,109
Shares outstanding (a)	5,107,066
Net asset value, offering price and redemption price per share	$9.86
Class R5 shares:
Net assets	$1,686,706
Shares outstanding (a)	167,207
Net asset value, offering price and redemption price per share	$10.09
Service Class shares:
Net assets	$4,846,242
Shares outstanding (a)	491,971
Net asset value, offering price and redemption price per share	$9.85
Administrative Class shares:
Net assets	$5,922,252
Shares outstanding (a)	574,247
Net asset value, offering price and redemption price per share	$10.31
Class A shares:
Net assets	$2,065,520
Shares outstanding (a)	209,818
Net asset value, and redemption price per share	9.84
Offering price per share (100/[100-maximum sales charge] of net asset value)	$10.41
Class R4 shares:
Net assets	$5,026,008
Shares outstanding (a)	518,037
Net asset value, offering price and redemption price per share	$9.70
Class R3 shares:
Net assets	$10,681,612
Shares outstanding (a)	1,108,432
Net asset value, offering price and redemption price per share	$9.64

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the consolidated financial statements.

26

MassMutual Select BlackRock Global Allocation Fund – Consolidated Financial Statements (Continued)
Consolidated Statement of Operations For the Six Months Ended March 31, 2022 (Unaudited)

Investment income (Note 2):
Dividends (a)	$2,327,727
Interest (b)	1,550,398
Securities lending net income	42,082
Non cash income	897,748
Total investment income	4,817,955
Expenses (Note 3):
Investment advisory fees	2,274,145
Custody fees	301,713
Dividend expense on short sales	14,630
Audit fees	82,119
Legal fees	16,208
Proxy fees	527
Accounting & Administration fees	49,161
Shareholder reporting fees	19,344
Trustees’ fees	11,916
Registration and filing fees	48,820
Transfer agent fees	1,469
2,820,052
Administration fees:
Class R5	1,304
Service Class	5,081
Administrative Class	10,346
Class A	3,414
Class R4	5,364
Class R3	11,063
Distribution and Service fees:
Class A	2,845
Class R4	6,706
Class R3	27,659
Total expenses	2,893,834
Expenses waived (Note 3):
Class I fees reimbursed by adviser	(445,247)
Class R5 fees reimbursed by adviser	(3,804)
Service Class fees reimbursed by adviser	(9,295)
Administrative Class fees reimbursed by adviser	(11,961)
Class A fees reimbursed by adviser	(4,099)
Class R4 fees reimbursed by adviser	(9,737)
Class R3 fees reimbursed by adviser	(20,397)
Net expenses:	2,389,294
Net investment income (loss)	2,428,661

The accompanying notes are an integral part of the consolidated financial statements.

27

MassMutual Select BlackRock Global Allocation Fund – Consolidated Financial Statements (Continued)
Consolidated Statement of Operations For the Six Months Ended March 31, 2022 (Unaudited)

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	$63,007,721
Futures contracts	(4,449,278)
Written options	98,623
Equities sold short	(258,104)
Swap agreements	5,582,819
Foreign currency transactions	383,065
Forward contracts	(2,643,767)
Net realized gain (loss)	61,721,079
Net change in unrealized appreciation (depreciation) on:
Investment transactions	(93,466,000)*
Futures contracts	(1,199,017)
Written options	(291,609)
Equities sold short	164,020
Swap agreements	(1,957,116)
Translation of assets and liabilities in foreign currencies	4,581
Forward contracts	556,674
Net change in unrealized appreciation (depreciation)	(96,188,467)
Net realized gain (loss) and change in unrealized appreciation (depreciation)	(34,467,388)
Net increase (decrease) in net assets resulting from operations	$(32,038,727)

(a)	Net of foreign withholding tax of:	$635,889
(b)	Net of foreign withholding tax of:	$49,640
*	Net of net increase (decrease) in accrued foreign capital gains tax of:	$110,735

The accompanying notes are an integral part of the consolidated financial statements.

28

MassMutual Select BlackRock Global Allocation Fund – Consolidated Financial Statements (Continued)
Consolidated Statements of Changes in Net Assets

	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$2,428,661	$6,270,698
Net realized gain (loss)	61,721,079	72,969,451
Net change in unrealized appreciation (depreciation)	(96,188,467)	16,104,985
Net increase (decrease) in net assets resulting from operations	(32,038,727)	95,345,134
Distributions to shareholders (Note 2):
Class I	(137,368,169)	(38,661,602)
Class R5	(376,127)	(219,485)
Service Class	(1,090,986)	(291,578)
Administrative Class	(1,333,682)	(463,737)
Class A	(464,949)	(152,252)
Class R4	(1,168,141)	(304,216)
Class R3	(2,386,775)	(671,917)
Total distributions	(144,188,829)	(40,764,787)
Net fund share transactions (Note 5):
Class I	(442,638,077)	32,731,882
Class R5	(1,629,940)	(329,134)
Service Class	1,031,595	440,029
Administrative Class	(360,432)	(381,729)
Class A	204,662	(190,672)
Class R4	1,119,768	(495,105)
Class R3	2,595,986	(978,479)
Increase (decrease) in net assets from fund share transactions	(439,676,438)	30,796,792
Total increase (decrease) in net assets	(615,903,994)	85,377,139
Net assets
Beginning of period	696,470,443	611,093,304
End of period	$80,566,449	$696,470,443

The accompanying notes are an integral part of the consolidated financial statements.

29

MassMutual Select BlackRock Global Allocation Fund – Consolidated Financial Statements (Continued)
Consolidated Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers (including short sale dividend and loan expense)[y]	Ratio of expenses to average daily net assets after expense waivers (including short sale dividend and loan expense)[j,y]	Ratio of expenses to average daily net assets after expense waivers (excluding short sale dividend and loan expense)[j]	Net investment income (loss) to average daily net assets (including short sale dividend and loan expense)
Class I
3/31/22[r]	$13.11	$0.05	$(0.63)	$(0.58)	$(0.09)	$(2.58)	$(2.67)	$9.86	(5.19%)[b]	$50,338	0.96%[a]	0.80%[a]	0.79%[a]	0.86%[a]
9/30/21	12.09	0.12	1.72	1.84	(0.16)	(0.66)	(0.82)	13.11	15.67%	660,695	0.94%	0.80%	0.79%	0.93%
9/30/20	11.00	0.12	1.37	1.49	(0.13)	(0.27)	(0.40)	12.09	13.78%	576,459	0.96%	0.80%	0.79%	1.05%
9/30/19	11.18	0.17	0.11	0.28	(0.12)	(0.34)	(0.46)	11.00	2.99%	539,538	0.93%	0.80%	0.79%	1.61%
9/30/18	11.17	0.17	0.12	0.29	(0.25)	(0.03)	(0.28)	11.18	2.61%	537,404	0.97%	0.79%	0.79%[z]	1.51%
9/30/17	10.16	0.14	0.97	1.11	(0.10)	—	(0.10)	11.17	10.99%	545,487	1.00%	0.81%	0.79%	1.33%
Class R5
3/31/22[r]	$13.32	$0.06	$(0.64)	$(0.58)	$(0.07)	$(2.58)	$(2.65)	$10.09	(5.22%)[b]	$1,687	1.19%[a]	0.89%[a]	0.89%[a,z]	0.95%[a]
9/30/21	12.27	0.11	1.74	1.85	(0.14)	(0.66)	(0.80)	13.32	15.52%	3,753	1.04%	0.90%	0.89%	0.82%
9/30/20	11.16	0.10	1.39	1.49	(0.11)	(0.27)	(0.38)	12.27	13.63%	3,751	1.07%	0.89%	0.88%	0.91%
9/30/19	11.33	0.16	0.12	0.28	(0.11)	(0.34)	(0.45)	11.16	2.89%	4,637	1.03%	0.90%	0.89%	1.50%
9/30/18	11.31	0.16	0.13	0.29	(0.24)	(0.03)	(0.27)	11.33	2.57%	6,466	1.06%	0.89%	0.89%[z]	1.41%
9/30/17	10.29	0.13	0.98	1.11	(0.09)	—	(0.09)	11.31	10.83%	7,554	1.10%	0.91%	0.89%	1.23%
Service Class
3/31/22[r]	$13.08	$0.04	$(0.62)	$(0.58)	$(0.07)	$(2.58)	$(2.65)	$9.85	(5.31%)[b]	$4,846	1.36%[a]	0.99%[a]	0.99%[a,z]	0.66%[a]
9/30/21	12.07	0.10	1.71	1.81	(0.14)	(0.66)	(0.80)	13.08	15.40%	5,171	1.14%	1.00%	0.99%	0.73%
9/30/20	10.98	0.10	1.36	1.46	(0.10)	(0.27)	(0.37)	12.07	13.58%	4,335	1.17%	1.00%	0.99%	0.86%
9/30/19	11.16	0.15	0.11	0.26	(0.10)	(0.34)	(0.44)	10.98	2.74%	3,965	1.13%	1.00%	0.99%	1.40%
9/30/18	11.14	0.13	0.15	0.28	(0.23)	(0.03)	(0.26)	11.16	2.50%	4,587	1.16%	0.99%	0.99%[z]	1.20%
9/30/17	10.14	0.12	0.95	1.07	(0.07)	—	(0.07)	11.14	10.66%	11,011	1.20%	1.01%	0.99%	1.12%
Administrative Class
3/31/22[r]	$13.56	$0.04	$(0.66)	$(0.62)	$(0.05)	$(2.58)	$(2.63)	$10.31	(5.36%)[b]	$5,922	1.44%[a]	1.09%[a]	1.09%[a,z]	0.58%[a]
9/30/21	12.48	0.08	1.78	1.86	(0.12)	(0.66)	(0.78)	13.56	15.33%	7,932	1.24%	1.10%	1.09%	0.62%
9/30/20	11.34	0.09	1.41	1.50	(0.09)	(0.27)	(0.36)	12.48	13.45%	7,654	1.27%	1.10%	1.09%	0.75%
9/30/19	11.50	0.14	0.13	0.27	(0.09)	(0.34)	(0.43)	11.34	2.71%	7,466	1.23%	1.10%	1.09%	1.31%
9/30/18	11.48	0.14	0.13	0.27	(0.22)	(0.03)	(0.25)	11.50	2.32%	8,687	1.26%	1.09%	1.09%[z]	1.19%
9/30/17	10.44	0.11	0.99	1.10	(0.06)	—	(0.06)	11.48	10.59%	9,916	1.30%	1.11%	1.09%	1.03%

		Year ended September 30
	Six months ended March 31,2022[b,r]	2021	2020	2019	2018	2017
Portfolio turnover rate	68%	132%	197%	174%	145%	153%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited
y	Short sale dividend and loan expense incurred as a result of entering into short sales is included in the Fund’s net expenses in the Consolidated Statement of Operations.
z	Amount of short sale dividend and loan expense had no impact on the ratio of expenses to average daily net assets.

The accompanying notes are an integral part of the consolidated financial statements.

30

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers (including short sale dividend and loan expense)[y]	Ratio of expenses to average daily net assets after expense waivers (including short sale dividend and loan expense)[j,y]	Ratio of expenses to average daily net assets after expense waivers (excluding short sale dividend and loan expense)[j]	Net investment income (loss) to average daily net assets (including short sale dividend and loan expense)
Class A
3/31/22[r]	$13.04	$0.02	$(0.63)	$(0.61)	$(0.01)	$(2.58)	$(2.59)	$9.84	(5.53%)[b]	$2,066	1.70%[a]	1.34%[a]	1.34%[a,z]	0.31%[a]
9/30/21	12.03	0.05	1.71	1.76	(0.09)	(0.66)	(0.75)	13.04	15.05%	2,442	1.49%	1.35%	1.34%	0.38%
9/30/20	10.94	0.06	1.36	1.42	(0.06)	(0.27)	(0.33)	12.03	13.22%	2,423	1.52%	1.35%	1.34%	0.50%
9/30/19	11.10	0.11	0.12	0.23	(0.05)	(0.34)	(0.39)	10.94	2.42%	2,523	1.49%	1.35%	1.34%	1.04%
9/30/18	11.08	0.11	0.11	0.22	(0.17)	(0.03)	(0.20)	11.10	2.00%	3,836	1.52%	1.34%	1.34%[z]	0.96%
9/30/17	10.07	0.08	0.97	1.05	(0.04)	—	(0.04)	11.08	10.42%	3,873	1.55%	1.36%	1.34%	0.77%
Class R4
3/31/22[r]	$12.91	$0.02	$(0.62)	$(0.60)	$(0.03)	$(2.58)	$(2.61)	$9.70	(5.48%)[b]	$5,026	1.61%[a]	1.24%[a]	1.24%[a,z]	0.40%[a]
9/30/21	11.90	0.06	1.70	1.76	(0.09)	(0.66)	(0.75)	12.91	15.22%	5,377	1.39%	1.25%	1.24%	0.48%
9/30/20	10.83	0.07	1.34	1.41	(0.07)	(0.27)	(0.34)	11.90	13.22%	5,391	1.41%	1.25%	1.24%	0.60%
9/30/19	11.00	0.12	0.12	0.24	(0.07)	(0.34)	(0.41)	10.83	2.57%	7,021	1.39%	1.25%	1.24%	1.17%
9/30/18	11.00	0.12	0.11	0.23	(0.20)	(0.03)	(0.23)	11.00	2.10%	9,324	1.41%	1.24%	1.24%[z]	1.05%
9/30/17	10.01	0.08	0.97	1.05	(0.06)	—	(0.06)	11.00	10.53%	10,527	1.45%	1.26%	1.24%	0.82%
Class R3
3/31/22[r]	$12.82	$0.01	$(0.61)	$(0.60)	$—	$(2.58)	$(2.58)	$9.64	(5.54%)[b]	$10,682	1.86%[a]	1.49%[a]	1.49%[a,z]	0.16%[a]
9/30/21	11.84	0.03	1.68	1.71	(0.07)	(0.66)	(0.73)	12.82	14.86%	11,101	1.64%	1.50%	1.49%	0.22%
9/30/20	10.78	0.04	1.34	1.38	(0.05)	(0.27)	(0.32)	11.84	12.99%	11,080	1.67%	1.50%	1.49%	0.35%
9/30/19	10.95	0.10	0.11	0.21	(0.04)	(0.34)	(0.38)	10.78	2.31%	10,533	1.63%	1.50%	1.49%	0.92%
9/30/18	10.95	0.09	0.12	0.21	(0.18)	(0.03)	(0.21)	10.95	1.88%	14,074	1.67%	1.49%	1.49%[z]	0.82%
9/30/17	9.98	0.07	0.95	1.02	(0.05)	—	(0.05)	10.95	10.23%	14,001	1.70%	1.51%	1.49%	0.64%

The accompanying notes are an integral part of the consolidated financial statements.

31

Notes to Consolidated Financial Statements (Unaudited)

1.	The Fund

MassMutual Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The MassMutual Select BlackRock Global Allocation Fund (the “Fund”) is a series of the Trust.

Each share class of the Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Fund’s Prospectus.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Fund in the preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the consolidated financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Basis of Consolidation

The accompanying consolidated financial statements for the Fund include the accounts of MassMutual Select Cayman Global Allocation Fund I, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund, which primarily invests in commodity-related investments consistent with the Fund’s investment objectives and policies as stated in its Prospectus and Statement of Additional Information. The Subsidiary allows the Fund to hold these commodity-related investments and still satisfy regulated investment company tax requirements. The Fund may invest up to 25% of its total assets in the Subsidiary. Intercompany accounts and transactions have been eliminated. As of March 31, 2022, the Fund’s net assets were $80,566,449, of which $312,570 or 0.39%, represents the Subsidiary’s net assets.

Investment Valuation

The net asset value of the Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. The Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes and will instead fair value securities in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. On holidays and other days when the NYSE is closed, the Fund’s net asset value generally is not calculated and the Fund does not anticipate accepting buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities

32

Notes to Consolidated Financial Statements (Unaudited) (Continued)

traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Fund’s Valuation Committee1 in accordance with procedures approved annually by the Trustees, and under the general oversight of the Trustees. The Fund’s Valuation Committee employs various methods to determine fair valuations including a regular review of significant inputs and assumptions and review of any related market activity. The Fund’s Valuation Committee reports to the Trustees at its regularly scheduled meetings. It is possible that fair value prices will be used by the Fund to a significant extent. The value determined for an investment using the Fund’s fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Fund may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Fund does not price its shares. As a result, the values of the Fund’s portfolio securities may change on days when the prices of the Fund’s shares are not calculated. The prices of the Fund’s shares will reflect any such changes when the prices of the Fund’s shares are next calculated, which is the next business day. The Fund may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Fund values its securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Fund’s investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Fund calculates its net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

1

The voting members of the Valuation Committee consist of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO, Secretary, and Assistant Secretaries) of the Trust, as well as such other members as the Trustees may from time to time designate. The non-voting members of the Valuation Committee consist of the CCO, Secretary, and Assistant Secretaries. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Fund’s pricing procedures in general.

33

Notes to Consolidated Financial Statements (Unaudited) (Continued)

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and any other investments fair valued using significant unobservable inputs, as described below, the fair valuation approaches used by third party service providers and/or the Fund’s subadviser utilizes one or a combination of, but not limited to, the following inputs:

Market approach: (i) recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers; (ii) recapitalizations and other transactions across the capital structure; and (iii) market multiples of comparable issuers.

Income approach: (i) future cash flows discounted to present value and adjusted as appropriate for liquidity, credit, and/or market risks; (ii) quoted prices for similar investments or assets in active markets; and (iii) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts, and/or default rates.

Cost approach: (i) audited or unaudited financial statements, investor communications, and financial or operational metrics issued by the Private Company; (ii) changes in the valuation of relevant indexes or publicly traded companies comparable to the Private Company; (iii) relevant news and other public sources; and (iv) known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method (“CVM”), an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by the Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date the Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Fund can access at the measurement date

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

34

Notes to Consolidated Financial Statements (Unaudited) (Continued)

Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.

In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.

The following is the aggregate value by input level, as of March 31, 2022, for the Fund’s investments:

	Level 1	Level 2	Level 3		Total
Asset Investments
Common Stock*
Australia	$—	$206,044	$—	+	$206,044
Belgium	—	11,097	—		11,097
Bermuda	—	4,852	—		4,852
Brazil	40,551	—	—		40,551
Canada	1,199,726	—	—		1,199,726
Cayman Islands	410,654	644,787	—		1,055,441
Chile	19,260	—	—		19,260
China	—	792,903	—		792,903
Denmark	—	242,957	—		242,957
Finland	—	5,846	—		5,846
France	—	1,475,065	—		1,475,065
Germany	—	2,173,820	—		2,173,820
Hong Kong	—	261,532	—		261,532
India	—	14,107	—		14,107
Indonesia	—	7,978	—		7,978
Ireland	100,300	14,287	—		114,587
Israel	262,212	—	—		262,212
Italy	—	236,562	—		236,562
Japan	—	887,547	—		887,547
Luxembourg	—	31,335	—		31,335
Mexico	4,357	—	—		4,357
Netherlands	176,455	1,305,453	—		1,481,908
Norway	—	58,071	—		58,071
Poland	—	4,273	—		4,273
Portugal	—	6,229	—		6,229
Republic of Korea	301,583	403,034	—		704,617
Saudi Arabia	—	1,217	—		1,217
Singapore	—	17,789	—		17,789
South Africa	—	11,123	—		11,123
Spain	—	339,257	—		339,257
Sweden	—	441,521	—		441,521

35

Notes to Consolidated Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Asset Investments (Continued)
Common Stock* (Continued)
Switzerland	$321,995	$343,404	$—	$665,399
Taiwan	—	543,043	—	543,043
Thailand	4,677	—	—	4,677
Turkey	—	928	—	928
United Kingdom	232,024	2,169,842	—	2,401,866
United States	31,142,719	15,299	161,673	31,319,691
Preferred Stock*
Brazil	20,722	—	—	20,722
Germany	—	38,033	—	38,033
United Kingdom	61,821	—	—	61,821
United States	340,554	—	200,404	540,958
Bank Loans	—	241,775	—	241,775
Corporate Debt	—	306,240	506,060	812,300
Non-U.S. Government Agency Obligations	—	58,597	—	58,597
Sovereign Debt Obligations	—	1,312,129	—	1,312,129
U.S. Treasury Obligations	—	1,043,316	—	1,043,316
Mutual Funds	10,009,367	—	—	10,009,367
Purchased Options	107,074	61,925	—	168,999
Warrants	23,150	842	—	23,992
Rights	—	512	—	512
Short-Term Investments	—	18,328,204	—	18,328,204
Total Investments	$44,779,201	$34,062,775	$868,137	$79,710,113
Liability Investments
Equities Sold Short	$(94,702)	$—	$—	$(94,702)
Asset Derivatives
Forward Contracts	$—	$1,808,973	$—	$1,808,973
Futures Contracts	364,263	—	—	364,263
Swap Agreements	—	143,950	—	143,950
Total	$364,263	$1,952,923	$—	$2,317,186
Liability Derivatives
Forward Contracts	$—	$(1,873,179)	$—	$(1,873,179)
Futures Contracts	(460,874)	—	—	(460,874)
Swap Agreements	—	(36,864)	—	(36,864)
Written Options	(117,998)	(32,799)	—	(150,797)
Total	$(578,872)	$(1,942,842)	$—	$(2,521,714)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their respective foreign markets, as applicable.

+	Represents a security at $0 value as of March 31, 2022.

The assets and liabilities shown in the Consolidated Statement of Assets and Liabilities related to: collateral pledged for equities sold short, collateral held for open derivative instruments, and collateral held for securities on loan. These amounts approximate fair value and would be categorized at Level 2 for the Fund as of March 31, 2022.

36

Notes to Consolidated Financial Statements (Unaudited) (Continued)

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 9/30/21	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3	Transfers (out) of Level 3	Balance as of 3/31/22	Net Change in Unrealized Appreciation (Depreciation) from Investments Still held as of 3/31/22
Common Stock	$588,904	$—	$(622,094)	$(327,448)	$522,311	$—	$—	$—	$161,673	$(401,384)
Preferred Stock	2,623,367	—	1,172,768	(1,616,891)	—	(1,978,840)	—	—	200,404	(404,111)
Bank Loans	59,400	—	—	—	—	—	—	(59,400)	—	—
Corporate Debt	2,338,126	—	—	(1,877,296)	45,230	—	—	—	506,060	(1,877,296)
	$5,609,797	$—	$550,674	$(3,821,635)	$567,541	$(1,978,840)	$—	$(59,400)	$868,137	$(2,682,791)

The Fund may fair value certain of its Level 3 investments using acquisition cost, although the transaction may not have occurred during the current reporting period. These investments are generally privately held investments, but may include defaulted securities and new debt issuances. There may not be a secondary market for such investments, and/or there are a limited number of investors. The determination to fair value such investments at cost is based upon factors consistent with the principles of fair value measurement that are reasonably available to the Valuation Committee. Valuations are reviewed by members of the Valuation Committee utilizing available market information to determine if the carrying value of these investments should be adjusted. Such market data may include, but is not limited to, observations of the trading multiples of public companies considered comparable to the private companies being valued, financial or operational information released by the company, and/or news or corporate events that affect the investment, also referred to as enterprise value (EV) to earnings before interest, taxes, depreciation, and amortization (EBITDA) ratios. Valuations may be adjusted to account for company-specific issues, the lack of liquidity inherent in a nonpublic investment, and the fact that comparable public companies are not identical to the investments being fair valued by the the Fund. All market variables are assessed on a regular frequency and calibrated as necessary.

The table excludes securities which were classified as level 3 based upon a broker quote.

Security Description	Fair Value	Valuation Technique(s)	Unobservable Input Description	Amount or Range/ Weighting of Unobservable Input	Impact to Valuation from an Increase in Input (a)
Common Stock - $161,673
Grand Rounds, Inc.	$155,105	Market approach	Transaction price	$0.78	Increase
Lookout, Inc.	6,568	Market approach	Transaction price	$1.77	Increase
Quintis	—	Worthless	Worthless	$0.00	N/A

Preferred Stock - $200,404
Lookout, Inc., Series F	$200,404	Market approach	Transaction price	$3.64	Increase

Fixed Income - $506,060
Bio City Development Co. B.V.	$70,000	Market approach	Transaction price	$5.00	Increase
Quintis (Australia) Pty Limited First Lien Note	321,048	Market approach	Transaction price	$27.30	Increase
Quintis (Australia) Pty Limited Second Lien Note	115,012	Market approach	Transaction price	$10.50	Increase
Total	$868,137

37

Notes to Consolidated Financial Statements (Unaudited) (Continued)

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more underlying indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. The Fund may not be able to close out a derivative transaction at a favorable time or price.

At March 31, 2022, and during the period then ended, the Fund had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Asset Derivatives
Forward Contracts*	$—	$—	$1,808,973	$—	$1,808,973
Futures Contracts^^	—	111,449	—	252,814	364,263
Swap Agreements*	—	419	—	—	419
Swap Agreements^^,^^^	143,531	—	—	—	143,531
Purchased Options*,^^^	—	107,528	—	—	107,528
Purchased Options*	—	61,445	26	—	61,471
Total Value	$143,531	$280,841	$1,808,999	$252,814	$2,486,185
Liability Derivatives
Forward Contracts^	$—	$—	$(1,873,179)	$—	$(1,873,179)
Futures Contracts^^	—	(149,425)	—	(311,449)	(460,874)
Swap Agreements^	(24)	(36,840)	—	—	(36,864)
Written Options^,^^^	—	(118,074)	—	—	(118,074)
Written Options^	—	(32,697)	(26)	—	(32,723)
Total Value	$(24)	$(337,036)	$(1,873,205)	$(311,449)	$(2,521,714)
Realized Gain (Loss)#
Forward Contracts	$—	$—	$(2,643,767)	$—	$(2,643,767)
Futures Contracts	—	(718,601)	—	(3,730,677)	(4,449,278)
Swap Agreements	(58,695)	790,423	—	4,851,091	5,582,819
Purchased Options	—	(2,230,078)	125,476	(590,506)	(2,695,108)
Written Options	—	286,428	(92,831)	(94,974)	98,623
Total Realized Gain (Loss)	$(58,695)	$(1,871,828)	$(2,611,122)	$434,934	$(4,106,711)
Change in Appreciation (Depreciation)##
Forward Contracts	$—	$—	$556,674	$—	$556,674
Futures Contracts	—	(1,929,265)	—	730,248	(1,199,017)
Swap Agreements	(169,478)	(203,755)	—	(1,583,883)	(1,957,116)
Purchased Options	583	1,251,665	(79,319)	331,165	1,504,094
Written Options	(405)	(198,584)	28,080	(120,700)	(291,609)
Total Change in Appreciation (Depreciation)	$(169,300)	$(1,079,939)	$505,435	$(643,170)	$(1,386,974)

*	Consolidated Statement of Assets and Liabilities location: Investments, at value, or Receivables from: open forward contracts or open swap agreements, at value, as applicable.
^	Consolidated Statement of Assets and Liabilities location: Payables for: open forward contracts, open swap agreements, at value, or written options outstanding, at value, as applicable.
^^

Cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps is reported in “Futures Contracts” and “Swap Agreements” in the Fund’s Consolidated Portfolio of Investments. Only current day’s variation margin, if any, is reported within the Consolidated Statement of Assets and Liabilities.

^^^	Represents centrally cleared swaps or exchange-traded purchased and written options, which are not subject to a master netting agreement or similar agreement.

38

Notes to Consolidated Financial Statements (Unaudited) (Continued)

#

Consolidated Statement of Operations location: Amounts are included in net realized gain (loss) on: investment transactions, futures contracts, written options, swap agreements, or forward contracts, as applicable.

##

Consolidated Statement of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on: investment transactions, futures contracts, written options, swap agreements, or forward contracts, as applicable.

For the period ended March 31, 2022, the number of contracts, notional amounts, or shares/units for each derivative type was as follows:

Number of Contracts, Notional Amounts, or Shares/Units†
Futures Contracts	Forward Contracts	Swap Agreements	Purchased Options	Purchased Swaptions	Written Options	Written Swaptions
1,388	$183,958,179	$460,860,103	13,682,024	$25,569,113	11,187,537	$53,770,041

†

Amount(s) disclosed represent average number of contracts for futures contracts, notional amounts for forward contracts, swap agreements, purchased swaptions and written swaptions, or shares/units outstanding for purchased options and written options, based on absolute values, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the period ended March 31, 2022.

The Consolidated Portfolio of Investments included in the Fund’s financial statements shows the assets or liabilities of the Fund associated with individual derivatives transactions. The terms of many of those transactions contemplate that derivatives receivables and payables between the same two parties may be netted and that the parties will collateralize certain obligations. The following tables provide an illustration of the possible effect of netting provisions and of collateral (delivered or received) on the Fund’s derivatives exposure as of March 31, 2022. Netting arrangements vary among different counterparties, and the actual disposition of derivatives receivables and payables, and of collateral, in a bankruptcy or insolvency can be complicated and difficult to predict.

The following table presents the Fund’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) or similar agreement and net of the related collateral received by the Fund as of March 31, 2022.

Counterparty	Derivative Assets Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Received***	Net Amount*
Bank of America N.A.	$71,424	$(9,636)	$(61,788)	$—
Barclays Bank PLC	519,221	(471)	—	518,750
BNP Paribas SA	156,959	(37,817)	—	119,142
Citibank N.A.	38,518	(37,540)	(978)	—
Credit Suisse International	8,368	(7,972)	—	396
Deutsche Bank AG	290,275	(290,275)	—	—
Goldman Sachs International	32,813	(32,813)	—	—
HSBC Bank PLC	346,653	(97,145)	—	249,508
JP Morgan Chase Bank N.A.	149,227	(149,227)	—	—
Morgan Stanley & Co. LLC	119,579	(119,579)	—	—
Nomura Securities International, Inc.	8,895	(1,253)	(7,642)	—
State Street Bank and Trust Co.	49,452		—	49,452
UBS AG	79,479			79,479
	$1,870,863	$(783,728)	$(70,408)	$1,016,727

39

Notes to Consolidated Financial Statements (Unaudited) (Continued)

The following table presents the Fund’s derivative liabilities by counterparty net of amounts available for offset under an MNA or similar agreement and net of the related collateral pledged by the Fund as of March 31, 2022.

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Pledged***	Net Amount**
Bank of America N.A.	$(9,636)	$9,636	$—	$—
Barclays Bank PLC	(471)	471	—	—
BNP Paribas SA	(37,817)	37,817	—	—
Citibank N.A.	(37,540)	37,540	—	—
Citigroup Global Markets, Inc.	(1,559)	—	—	(1,559)
Credit Suisse International	(7,972)	7,972	—	—
Deutsche Bank AG	(964,801)	290,275	—	(674,526)
Goldman Sachs International	(315,921)	32,813	—	(283,108)
HSBC Bank PLC	(97,145)	97,145	—	—
JP Morgan Chase Bank N.A.	(314,589)	149,227	—	(165,362)
Morgan Stanley & Co. LLC	(154,062)	119,579	—	(34,483)
Nomura Securities International, Inc.	(1,253)	1,253	—	—
	$(1,942,766)	$783,728	$—	$(1,159,038)

*	Represents the net amount receivable from the counterparty in the event of default.
**	Represents the net amount payable to the counterparty in the event of default.
***	The amount presented here may be less than the total amount of collateral received/pledged as the net amount of derivative assets and liabilities for a counterparty cannot be less than $0.
†

The amount presented here may be less than the total amount shown in the Consolidated Statement of Assets and Liabilities as some derivatives held by the counterparty are not covered within an MNA or similar agreement.

Such agreements typically permit a single net payment in the event of default, including the bankruptcy or insolvency of the counterparty. The Fund and counterparties may not be permitted to sell, re-pledge, or use the collateral they receive. In the event that cash collateral is restricted for use, the balance will be reflected as restricted cash within the Consolidated Statement of Assets and Liabilities.

Further details regarding the derivatives and other investments held by the Fund during the period ended March 31, 2022, are discussed below.

Foreign Currency Exchange Transactions

The Fund may enter into foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

The Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and the Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. The Fund may also buy and sell options on currencies. When the Fund buys an option, its loss should generally be limited to the amount of the premium paid and any transaction costs. If the Fund sells an option on a currency, it is subject generally to the same risks as if it had entered into a futures contract or forward contract with respect to that currency. For example, futures contracts are exchange-traded and typically have minimal exposure to counterparty risk and forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. The Fund may enter into foreign currency exchange transactions in order to hedge against

40

Notes to Consolidated Financial Statements (Unaudited) (Continued)

changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce the Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.

Whenever the Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If the Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that the Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Fund as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

The Fund’s current exposure to a counterparty is the unrealized appreciation on the contract.

Futures Contracts

The Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts and related options.

Futures Contracts. The Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed income security, during a specified future period at a specified price. The Fund may use index futures contracts to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets, including commodities and precious metals. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for the Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When the Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When the Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

41

Notes to Consolidated Financial Statements (Unaudited) (Continued)

Options on Futures Contracts. If the Fund buys an option on a futures contract, it will have the right to assume a futures contract at a particular price during the course of the option. Its potential loss should generally be limited to the amount of the premium paid and any transaction costs. If the Fund sells an option on a futures contract, it is subject generally to the same risks as if it had entered into a futures contract underlying the option itself.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments or rates, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

Interest Rate Swaps. When the Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include, among others, interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. The Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

Total Return Swaps. The Fund also may enter into total return swaps. In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. The Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. The Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of the Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. The Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions). The Fund may also enter into contracts for difference, which are similar to total return swaps.

Credit Default Swaps. The Fund also may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, acceleration, default, or repudiation/moratorium. When the Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference

42

Notes to Consolidated Financial Statements (Unaudited) (Continued)

entity. If the Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment and stream of continuing payments under the swap. When the Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When the Fund sells protection, it may do so either to earn additional income or to create a “synthetic” long position.

Whenever the Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and the Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

Swaptions. The Fund may also enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. The Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, the Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. The Fund may enter into swaptions for the same purposes as swaps. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally certain interest rate swaps, certain index swaps, and credit derivatives. In a cleared derivative transaction, the Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post amounts (“initial margin”) with the clearinghouse or at the instruction of the clearinghouse. The initial margin required by a clearinghouse may be greater than the initial margin the Fund would be required to post in an uncleared transaction. If cash is deposited as the initial margin, it is shown as collateral on the Fund’s Consolidated Statement of Assets and Liabilities. Swap agreements are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Fund’s Consolidated Statement of Assets and Liabilities (“Variation margin on open derivative instruments”) and as a component of net change in unrealized appreciation (depreciation) on the Fund’s Consolidated Statement of Operations. Only a limited number of transaction types are currently eligible for clearing.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, the Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the agreement. Upfront swap premium payments paid or received by the Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Consolidated Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Consolidated Statement of Operations upon termination or maturity of the swap agreement.

43

Notes to Consolidated Financial Statements (Unaudited) (Continued)

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Fund are recorded in the accompanying Consolidated Statement of Operations as realized gains and losses, respectively.

The Fund’s current exposure to a counterparty is the fair value of the transaction.

Options, Rights, and Warrants

The Fund may purchase and sell put and call options on portfolio securities or an index of securities to enhance investment performance or to protect against changes in market prices. The Fund may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio of debt securities or the credit exposure of the portfolio.

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date in the case of an American-style option or only on the expiration date in the case of a European-style option.

Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price.

Writing put and call options. The Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When the Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. The Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security the Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security the Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. The Fund may not be able to close out a call option that it has previously written. The Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. The Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. The Fund may not be able to close out a put option that it has previously written.

When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Purchasing put and call options. The Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. The Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. The Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. The Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

44

Notes to Consolidated Financial Statements (Unaudited) (Continued)

When the Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by the Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Exchange Traded Options. Exchange traded options purchased or sold by the Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price.

OTC Options. OTC options purchased or sold by the Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between the Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result the Fund may be required to remain obligated on an unfavorable OTC option until its expiration. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.

Rights and Warrants. The Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

When the Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

Bank Loans

The Fund may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. The Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by the Fund. The Fund may also invest in loans through novations, assignments, and participation interests. In a novation, the Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When the Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If the Fund acquires a

45

Notes to Consolidated Financial Statements (Unaudited) (Continued)

participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, the Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, the Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

At March 31, 2022, the Fund had no unfunded loan commitments.

Short Sales

A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund makes a short sale on a security, it must borrow the security sold short and deliver it to a broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon the conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, which could be unlimited, in cases where the Fund is unable for whatever reason to close out its short position; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely impacted by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

Repurchase Agreements

The Fund may enter into repurchase agreements with certain banks and broker-dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral.

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

The Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, the Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although the Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in the Fund’s portfolio and increase the volatility of the Fund. If the Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The

46

Notes to Consolidated Financial Statements (Unaudited) (Continued)

Fund records on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, the Fund records a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Securities Lending

The Fund may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Fund’s securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between the Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by the Fund to approved borrowers (each, a “Borrower”).

The Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the Fund and any additional collateral is delivered to the Fund the next business day. The Fund bears the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Fund may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Fund in the event of default by a Borrower with respect to a loan. The Fund receives compensation for lending its securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At March 31, 2022, the Fund’s collateral was equal to or greater than 100% of the market value of securities on loan and all of the Funds’ cash collateral was invested in the State Street Navigator Securities Lending Government Money Market Portfolio.

Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.

The Fund employs the Agent to implement its securities lending program and the Agent receives a fee from the Fund for its services. In addition, the Fund may be required to pay a rebate to the Borrower. Accordingly, the Fund’s compensation for lending its securities is reduced by any such fees or rebate paid to the Agent or Borrower, respectively. Income received by the Fund in securities lending transactions during the period ended March 31, 2022, is reflected as securities lending income on the Consolidated Statement of Operations.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income, dividend expense and realized capital gain distributions are recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.

Foreign Currency Translation

The books and records of the Fund are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions.

47

Notes to Consolidated Financial Statements (Unaudited) (Continued)

The Fund does not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Fund and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Fund, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of the Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets or another alternative method.

Foreign Securities

The Fund invests a significant amount of its assets in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is the Fund’s intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Fund would not be subject to federal income taxes on its ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to its shareholders. Therefore, the Fund has not made any provision for federal income tax.

The Subsidiary is classified as a controlled foreign corporation under the Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of the Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3. Advisory Fee and Other Transactions

Investment Advisory Fee and Investment Subadviser

MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”), serves as investment adviser to the Fund. Under an investment advisory agreement between MML Advisers and the Trust on behalf of the Fund, MML Advisers is responsible for providing investment management services for

48

Notes to Consolidated Financial Statements (Unaudited) (Continued)

the Fund. In return for these services, MML Advisers receives an advisory fee, based upon the Fund’s average daily net assets, computed and accrued daily and payable monthly, at the annual rate of 0.78% on the first $750 million; and 0.73% on any excess over $750 million.

MML Advisers has also entered into an investment subadvisory agreement with the unaffiliated investment subadviser, BlackRock Investment Management, LLC (“BlackRock”). MML Advisers pays a subadvisory fee to this subadviser based upon the average daily net assets of the Fund.

The Fund’s subadvisory fee is paid monthly by MML Advisers out of the advisory fee previously disclosed above.

BlackRock provides investment advisory services to the Subsidiary pursuant to an investment advisory agreement. The Subsidiary pays an advisory fee to BlackRock based upon the Subsidiary’s average daily net assets. The rate of this fee is equal to the subadvisory fee rate that MML Advisers pays BlackRock in respect to the Fund. The amount of the fee payable by MML Advisers to BlackRock in respect to the Fund for any period is reduced by the amount of the advisory fee payable by the Subsidiary to BlackRock for that period. Under the Fund’s investment advisory agreement, the amount of the advisory fee payable by the Fund to MML Advisers in respect to any period is also reduced by the amount of the advisory fee payable by the Subsidiary to BlackRock in respect to that period.

Administration Fees

Under an Administrative and Shareholder Services Agreement between the Trust and MML Advisers, on behalf of the Fund, MML Advisers is obligated to provide certain administrative and shareholder services. In return for these services, MML Advisers receives an administrative services fee, based upon the average daily net assets of the applicable class of shares of the Fund, at the following annual rates:

Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
None	0.10%	0.20%	0.30%	0.30%	0.20%	0.20%

The Subsidiary also pays certain other expenses, including administrative, accounting services, custodian, and transfer agent fees. In respect to certain (but not all) of these fees, the Fund has entered into offsetting arrangements with its service providers which result in a reduction of certain of the Fund’s expenses with respect to those assets held by the Subsidiary. Certain of these reductions are reflected within expenses waived on the Consolidated Statement of Operations.

Distribution and Service Fees

MML Distributors, LLC (the “Distributor”) acts as distributor to the Fund. Pursuant to a 12b-1 Plan adopted by the Trust, Class A shares and Class R4 shares of the Fund pay an annual fee of 0.25% of the average daily net assets of the class; and Class R3 shares of the Fund pay an annual fee of 0.50% of the average daily net assets of the class, to the Distributor. Such payments compensate the Distributor for services provided and expenses incurred by it for purposes of promoting the sale of the relevant class of shares, reducing redemptions of shares, or maintaining or improving services provided to the Fund’s shareholders. The Distributor is a wholly-owned subsidiary of MassMutual.

49

Notes to Consolidated Financial Statements (Unaudited) (Continued)

Expense Caps and Waivers

MML Advisers has agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses#, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2023, based upon the average daily net assets of the applicable class of shares of the Fund, as follows:

Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
0.79%	0.89%	0.99%	1.09%	1.34%	1.24%	1.49%

#	Acquired Fund Fees and Expenses are borne indirectly by the Fund through investments in other pooled investment vehicles.

Expense caps and waiver amounts are reflected as a reduction of expenses on the Consolidated Statement of Operations.

Rebated Brokerage Commissions

The Fund has entered into agreements with certain brokers whereby the brokers will rebate to the Fund, in cash, a portion of brokerage commissions. Rebated brokerage commissions are amounts earned by the Fund and are included with realized gain or loss on investment transactions presented in the Consolidated Statement of Operations. For the period ended March 31, 2022, there were no brokerage commissions rebated under these agreements.

Deferred Compensation

Trustees of the Fund who are not officers or employees of MassMutual may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Fund’s books as other liabilities. Deferred compensation is included within Trustees’ fees and expenses in the Consolidated Statement of Assets and Liabilities.

Other

Certain officers and trustees of the Fund may also be employees of MassMutual. The compensation of a trustee who is not an employee of MassMutual is borne by the Fund.

The beneficial ownership of the Fund’s shares by related parties at March 31, 2022, was 93.5%.

4.	Purchases and Sales of Investments

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended March 31, 2022, were as follows:

Purchases		Sales
Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
$74,174,420	$222,801,535	$(94,699,689)	$(712,595,604)

The Fund may purchase from, or sell securities to, other affiliated Funds under procedures adopted by the Trustees. These procedures have been designed to ensure that cross trades conducted by the Fund comply with Rule 17a-7 under the 1940 Act. The Fund did not have any cross trade activity during the period.

50

Notes to Consolidated Financial Statements (Unaudited) (Continued)

5.	Capital Share Transactions

Changes in shares outstanding for the Fund were as follows:

	Six Months Ended March 31, 2022		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
Class I
Sold	2,300,718	$27,791,327	4,901,766	$63,499,901
Issued as reinvestment of dividends	12,605,928	137,368,169	3,143,220	38,661,602
Redeemed	(60,209,568)	(607,797,573)	(5,325,275)	(69,429,621)
Net increase (decrease)	(45,302,922)	$(442,638,077)	2,719,711	$32,731,882

Class R5
Sold	15,832	$200,781	27,904	$369,924
Issued as reinvestment of dividends	33,835	376,127	17,545	219,485
Redeemed	(164,134)	(2,206,848)	(69,509)	(918,543)
Net increase (decrease)	(114,467)	$(1,629,940)	(24,060)	$(329,134)

Service Class
Sold	19,806	$239,317	66,144	$851,630
Issued as reinvestment of dividends	100,315	1,090,986	23,725	291,578
Redeemed	(23,386)	(298,708)	(53,846)	(703,179)
Net increase (decrease)	96,735	$1,031,595	36,023	$440,029

Administrative Class
Sold	34,218	$451,076	64,464	$873,193
Issued as reinvestment of dividends	117,292	1,333,682	36,372	463,737
Redeemed	(162,451)	(2,145,190)	(129,085)	(1,718,659)
Net increase (decrease)	(10,941)	$(360,432)	(28,249)	$(381,729)

Class A
Sold	4,821	$56,303	19,410	$251,799
Issued as reinvestment of dividends	42,828	464,949	12,388	152,252
Redeemed	(25,076)	(316,590)	(45,925)	(594,723)
Net increase (decrease)	22,573	$204,662	(14,127)	$(190,672)

Class R4
Sold	31,626	$364,358	89,008	$1,141,223
Issued as reinvestment of dividends	109,181	1,168,141	25,038	304,216
Redeemed	(39,316)	(412,731)	(150,359)	(1,940,544)
Net increase (decrease)	101,491	$1,119,768	(36,313)	$(495,105)

Class R3
Sold	76,315	$904,350	228,897	$2,861,297
Issued as reinvestment of dividends	224,163	2,386,775	55,576	671,917
Redeemed	(58,084)	(695,139)	(354,345)	(4,511,693)
Net increase (decrease)	242,394	$2,595,986	(69,872)	$(978,479)

Unless waived, purchases of Class A shares are subject to a front-end sales charge of up to 5.50% of the amount purchased. A portion of the front-end sales charge may be retained by the Distributor. For the period ended March 31, 2022, no amounts have been retained by the Distributor.

51

Notes to Consolidated Financial Statements (Unaudited) (Continued)

Unless waived, redemptions of Class A shares made within 18 months of purchase from initial investments of $1 million or more are subject to a contingent deferred sales charge of 1.00% of the amount redeemed. The Distributor receives all contingent deferred sales charges. For the period ended March 31, 2022, no amounts have been retained by the Distributor.

With respect to Class A, the Distributor may pay an up-front concession or commission to financial intermediaries through which sales are made as described in the Fund’s Prospectus.

6.	Federal Income Tax Information

At March 31, 2022, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund, as computed on a federal income tax basis, were as follows:

Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$84,536,657	$3,193,854	$(8,020,398)	$(4,826,544)

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years, subject to the carryforward period limitations, where applicable. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act changed the capital loss carryforward rules as they relate to regulated investment companies. Capital losses generated in tax years beginning after the date of enactment may now be carried forward indefinitely, and retain the character of the original loss.

Generally accepted accounting principles in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the consolidated financial statements as a return of capital.

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended September 30, 2021, was as follows:

Ordinary Income	Long Term Capital Gain
$24,311,878	$16,452,909

Capital accounts within the consolidated financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At September 30, 2021, temporary book and tax accounting differences were primarily attributable to the deferral of wash sale losses, deferred Trustee compensation, and other temporary basis adjustments.

At September 30, 2021, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total
$47,240,037	$29,612,916	$(68,527)	$83,194,828	$159,979,254

52

Notes to Consolidated Financial Statements (Unaudited) (Continued)

The Fund did not have any unrecognized tax benefits at March 31, 2022, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Consolidated Statement of Operations. During the period ended March 31, 2022, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. Foreign taxes are provided for based on the Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

7.	Indemnifications

Under the Fund’s organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Fund, and shareholders are indemnified against personal liability for obligations of the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

8.	New Accounting Pronouncements

In January 2021, FASB issued Accounting Standards Update 2021-01 — Reference Rate Reform (Topic 848) — Scope (“ASU 2021-01”) as an update to Accounting Standards Update 2020-04 — Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”) in order to make certain clarifications. ASU 2020-04 and ASU 2021-01 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank-offered based reference rates. The temporary relief provided by ASU 2020-04 and ASU 2021-01 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management does not believe the impact of adopting ASU 2020-04 and ASU 2021-01 will have a material impact on the financial statements.

9.	Coronavirus (COVID-19) Pandemic

The global pandemic outbreak of the novel coronavirus known as COVID-19 and efforts to contain its spread have produced, and will likely continue to produce, substantial market volatility, severe market dislocations and liquidity constraints in many markets, exchange trading suspensions and closures, higher default rates, and global business disruption, and they may result in future significant adverse effects, such as declines in global financial markets and a substantial economic downturn or recession throughout the world. Such factors may have a significant adverse effect on the Fund’s performance and have the potential to impair the ability of the Fund’s investment adviser, subadviser, or other service providers to serve the Fund and could lead to disruptions that negatively impact the Fund.

10.	Upcoming Fund Liquidation

The Trustees have approved a Plan of Liquidation and Termination pursuant to which it is expected that the Fund will be dissolved. Effective on or about June 24, 2022 (the “Termination Date”), shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

11.	Subsequent Events

In preparation of these consolidated financial statements, management has evaluated the events and transactions subsequent to March 31, 2022, through the date when the consolidated financial statements were issued, and determined that there are no subsequent events or transactions that would require adjustments to or disclosures in the Fund’s consolidated financial statements other than those disclosed below.

Effective April 4, 2022 the Subsidiary was liquidated.

53

Other Information (Unaudited)

Proxy Voting

A description of the policies and procedures that the Fund’s investment adviser and subadviser use to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the Securities and Exchange Commission’s (“SEC”) EDGAR database on its website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/funds and on the SEC’s EDGAR database on its website at http://www.sec.gov.

Quarterly Reporting

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s EDGAR database on its website at http://www.sec.gov. In addition, the Fund makes the complete schedule of portfolio holdings from its filings on Form N-PORT available to shareholders at http://www.massmutual.com/funds.

Liquidity Risk Management Program

In 2016, the SEC adopted Rule 22e-4 under the 1940 Act (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that the fund will be unable to meet its redemption obligations and mitigating dilution of fund shareholders. Pursuant to the Liquidity Rule, the Fund has established and maintains a Liquidity Risk Management Program (the “Program”) that incorporates the requirements of the Liquidity Rule. The Program is administered by MML Advisers, which has established a Liquidity Risk Management Program Committee (the “Committee”) to oversee the required management, assessments, reviews, and reports for the Program.

The Program’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund’s liquidity and the periodic classification of the Fund’s investments into groupings that reflect MML Advisers’ assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on March 22, 2022, the Trustees received a report prepared by the Committee regarding the operation and effectiveness of the Program for the period January 1, 2021 through December 31, 2021. In the report, the Committee concluded that the Program proved to be adequately designed to address the Fund’s liquidity risks and operated effectively.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

54

Other Information (Unaudited) (Continued)

Fund Expenses March 31, 2022

Expense Examples:

The following information is in regards to expenses for the six months ended March 31, 2022:

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemptions; and (2) ongoing costs, including advisory fees, distribution and/or service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended March 31, 2022.

Actual Expenses:

The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Operating Expenses Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Class I	$1,000	0.80%	$948.10	$3.89	$1,020.90	$4.03
Class R5	1,000	0.88%	947.80	4.27	1,020.50	4.43
Service Class	1,000	0.98%	946.90	4.76	1,020.00	4.94
Administrative Class	1,000	1.08%	946.40	5.24	1,019.50	5.44
Class A	1,000	1.33%	944.70	6.45	1,018.30	6.69
Class R4	1,000	1.23%	945.20	5.97	1,018.80	6.19
Class R3	1,000	1.48%	944.60	7.18	1,017.60	7.44

*

Expenses are calculated using the annualized expense ratio for the six months ended March 31, 2022, multiplied by the average account value over the period, multiplied by 182 days in the period, divided by 365 days in the year, unless stated otherwise.

55

Underwriter:
MML Distributors, LLC
1295 State Street
Springfield, Massachusetts 01111-0001

©2022 Massachusetts Mutual Life Insurance Company (MassMutual®), Springfield, MA 01111-0001. All rights reserved. www.MassMutual.com. Investment Adviser: MML Investment Advisers, LLC	MM202305- 301317

This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the MassMutual Target Allocation Funds, MassMutual RetireSMARTSM by JPMorgan Funds, and MassMutual Select T. Rowe Price Retirement Funds, each a Series of the MassMutual Select Funds. Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

[THIS PAGE INTENTIONALLY LEFT BLANK]

MassMutual Target Allocation Funds, MassMutual RetireSMARTSM by JPMorgan Funds, and MassMutual Select T. Rowe Price Retirement Funds – President’s Letter to Shareholders (Unaudited)

To Our
Shareholders

Paul LaPiana

“As always, we recommend that you work with a personal financial professional, who can help you define an investment strategy that aligns with your comfort level with respect to market volatility, how long you have to save and invest, and your specific financial goals.”

March 31, 2022

Welcome to the MassMutual MassMutual Target Allocation Funds, MassMutual RetireSMARTSM by JPMorgan Funds, and MassMutual Select T. Rowe Price Retirement Funds Semiannual Report, covering the six months ending March 31, 2022.

Market Highlights

●

For the reporting period from October 1, 2021 through March 31, 2022, U.S. stocks were up nearly 6%, despite rising inflationary pressures, the Russian-Ukraine war, and the Federal Reserve Board (the “Fed”) taking the first steps in rolling back years of accommodative monetary policy.

●

In the fourth quarter of 2021, expectations for strong economic and earnings growth in 2022 bolstered by the possibility for a $2 trillion economic stimulus and social spending plan, allowed investors to look past skyrocketing Omicron variant COVID-19 cases and heightened inflationary pressures.

●

During the first quarter of 2022 investors in both stocks and bonds were challenged by the unexpected invasion of Ukraine by Russia, a stalled economic stimulus plan, and the Fed raising interest rates for the first time since 2018.

●

Foreign stocks in both developed markets and emerging markets experienced losses in the reporting period, hindered by the unexpected economic impact of the Russian-Ukraine war and the strengthening of the U.S. dollar.

●

U.S. bond investors experienced negative returns as the rollback of accommodative monetary policy drove yields higher and concerns over increased default risk due to the Russian-Ukraine war drove valuations lower.

Market Commentary

For the six months beginning on October 1, 2021, global stock investors experienced mixed returns. U.S. stocks rose in the period, despite the Russian-Ukraine war, buoyed by rising expectations for strong economic growth with COVID-19 appearing to have peaked and strong corporate earnings growth and balance sheets.

The broad market S&P 500® Index* delivered a gain of 5.92% for the period, while the technology-heavy NASDAQ Composite® Index declined, losing 1.25% for the period. The more economically sensitive Dow Jones Industrial Average was up 3.44% for the period. During this period small-cap stocks significantly underperformed their larger cap peers while value stocks significantly outperformed their growth peers.

The continued economic recovery, Fed interest rate hike in March, and the unexpected invasion of Ukraine by Russia affected sectors differently. The energy, materials, and utilities sectors fared the best for this period as investors anticipated these sectors would benefit the most from higher commodity prices. The communication services and consumer discretionary sectors lagged other sectors, hurt by rising interest rates and rising inflationary pressures. West Texas Intermediate (WTI) crude oil prices ended the period at $100.28 per barrel, up 32% for the period.

* Indexes referenced, other than the MSCI Indexes, are unmanaged, do not incur fees, expenses, or taxes, and cannot be purchased directly for investment. The MSCI Indexes are unmanaged, do not incur fees or expenses, and cannot be purchased directly for investment.

1

MassMutual Target Allocation Funds, MassMutual RetireSMARTSM by JPMorgan Funds, and MassMutual Select T. Rowe Price Retirement Funds – President’s Letter to Shareholders (Unaudited) (Continued)

Developed international stock markets, as measured by the MSCI EAFE® Index, trailed their domestic peers, falling 3.38% for the six-month period, negatively impacted by the Russian-Ukraine war and a stronger U.S. dollar. European stocks fared better than Japanese stocks, in part due to the Japanese economy’s great sensitivity to energy prices. Emerging-market stock markets, as measured in the MSCI Emerging Markets® Index, were also down, falling 8.20% for the period, with food and energy inflation affecting emerging market economies to a greater degree.

The Fed has begun to unwind years of accommodative monetary policy now that the labor market has recovered and inflation pressures are higher. The economic shock of the Russian-Ukraine war and the resulting rise in commodity prices may force the Fed to raise interest rates faster than planned which increases the risk of a policy mistake that leads to a recession. The proposed tax hike in the President’s budget proposal adds to the risk of a recession.

Investors entered the period in the midst of rising inflationary pressures and expectations that the Fed would start rolling back years of accommodative monetary policy. In this environment bond yields rose, with the 10-year U.S. Treasury bond reaching 2.32% by the end of March. The Bloomberg U.S. Aggregate Bond Index ended the period down 5.92%, as bond prices are negatively impacted by rising yields. Investment-grade bond prices fared worse as concerns of defaults increased. The Bloomberg U.S. Corporate Bond Index, which tracks the performance of investment-grade corporate bonds, ended the period down 7.48%. Below investment grade bonds as represented by the Bloomberg U.S. Corporate High Yield Index performed better, ending the period down 4.16%, aided by generally shorter maturities and investor demand for bonds in the energy sector as the sharp rise in oil prices lessened the risk of default.

Review and maintain your strategy

MassMutual is committed to helping people secure their long-term future and protect the ones they love. While the return of volatility and the reality of market sell-offs can test an investor’s mettle, we’d like to remind you as a retirement investor that it’s important to maintain perspective and have realistic expectations about the future performance of your investment accounts. As described in this report, financial markets can reverse suddenly with little or no notice. Our multi-managed and sub-advised mutual funds tap into the deep expertise of seasoned asset managers who are committed to helping long-term investors prepare for retirement – in all market conditions. As always, we recommend that you work with a personal financial professional, who can help you define an investment strategy that aligns with your comfort level with respect to market volatility, how long you have to save and invest, and your specific financial goals. Thank you for your confidence in MassMutual.

Sincerely,

Paul LaPiana
President
MassMutual Select Funds
MML Investment Advisers, LLC

© 2022 Massachusetts Mutual Life Insurance Company (MassMutual®), Springfield, MA 01111-0001. All rights reserved. www.MassMutual.com Underwriter: MML Distributors, LLC. (MMLD) Member FINRA and SIPC (www.FINRA.org and www.SIPC.org), 1295 State Street, Springfield, MA 01111-0001. MMLD is a wholly-owned subsidiary of MassMutual. Investment advisory services provided to the Funds by MML Investment Advisers, LLC (MML Advisers), a wholly-owned subsidiary of MassMutual.

The information provided is the opinion of MML Advisers as of 4/1/2022 and is subject to change without notice. It is not to be construed as tax, legal, or investment advice. Of course, past performance does not guarantee future results.

MM202305-301322

2

MassMutual Target Allocation Funds – Portfolio Summaries (Unaudited)

What are the investment approaches of the Funds that constitute the MassMutual Target Allocation Series, and who is the Series’ investment adviser?

The MassMutual (“MM”) Target Allocation Series (the “Series”) comprises four Funds – each of which has a “fund of funds” structure. The four Funds are MM 20/80 Allocation Fund, formerly known as MM Select 20/80 Allocation Fund; MM 40/60 Allocation Fund, formerly known as MM Select 40/60 Allocation Fund; MM 60/40 Allocation Fund, formerly known as MM Select 60/40 Allocation Fund; and MM 80/20 Allocation Fund, formerly known as MM Select 80/20 Allocation Fund. All Funds in the Series seek to achieve as high a total return over time as is considered consistent with prudent investment risk, preservation of capital, and recognition of the Funds’ stated asset allocation.

Each Fund seeks to achieve its investment objective by investing in a combination of U.S. domestic and international mutual funds (“Underlying Funds”) using an asset allocation strategy. Underlying Funds will include a combination of MassMutual Funds (advised by MML Investment Advisers, LLC (MML Advisers), a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (MassMutual)), and may also include other, non-affiliated mutual funds. The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. Underlying Funds may also invest some or all of their assets in commodities or commodities-related investments. The Series’ investment adviser is MML Advisers.

Each Fund’s assets are allocated among its Underlying Funds according to an asset allocation strategy, as follows:

●	MM 20/80 Allocation Fund: The Fund typically invests approximately 20% of its assets in equity and similar funds and approximately 80% in fixed income funds, including money market funds.

●	MM 40/60 Allocation Fund: The Fund typically invests approximately 40% of its assets in equity and similar funds and approximately 60% in fixed income funds, including money market funds.

●	MM 60/40 Allocation Fund: The Fund typically invests approximately 60% of its assets in equity and similar funds and approximately 40% in fixed income funds, including money market funds.

●	MM 80/20 Allocation Fund: The Fund typically invests approximately 80% of its assets in equity and similar funds and approximately 20% in fixed income funds, including money market funds.

3

MassMutual Target Allocation Funds – Portfolio Summaries (Unaudited) (Continued)

MassMutual 20/80 Allocation Fund Asset Allocation (% of Net Assets) on 3/31/22
Fixed Income Funds	76.4%
Equity Funds	23.6%
Total Long-Term Investments	100.0%
Other Assets & Liabilities	0.0%
Net Assets	100.0%

MassMutual 40/60 Allocation Fund Asset Allocation (% of Net Assets) on 3/31/22
Fixed Income Funds	57.0%
Equity Funds	43.0%
Total Long-Term Investments	100.0%
Other Assets & Liabilities	(0.0)%
Net Assets	100.0%

MassMutual 60/40 Allocation Fund Asset Allocation (% of Net Assets) on 3/31/22
Equity Funds	64.3%
Fixed Income Funds	35.7%
Total Long-Term Investments	100.0%
Other Assets & Liabilities	(0.0)%
Net Assets	100.0%

MassMutual 80/20 Allocation Fund Asset Allocation (% of Net Assets) on 3/31/22
Equity Funds	79.6%
Fixed Income Funds	20.4%
Total Long-Term Investments	100.0%
Other Assets & Liabilities	(0.0)%
Net Assets	100.0%

4

MassMutual RetireSMARTSM by JPMorgan (target date) Funds – Portfolio Summaries (Unaudited)

What are the investment approaches of the Funds that constitute the MassMutual RetireSMARTSM by JPMorgan (target date) Series, and who are the Series’ investment adviser and subadviser?

The MassMutual (“MM”) RetireSMART by JPMorgan (target date) Series (the “Series”) comprises 10 Funds – each of which has a “fund of funds” structure.

The 10 Funds are MM RetireSMART by JPMorgan In Retirement Fund, MM RetireSMART by JPMorgan 2020 Fund, MM RetireSMART by JPMorgan 2025 Fund, MM RetireSMART by JPMorgan 2030 Fund, MM RetireSMART by JPMorgan 2035 Fund, MM RetireSMART by JPMorgan 2040 Fund, MM RetireSMART by JPMorgan 2045 Fund, MM RetireSMART by JPMorgan 2050 Fund, MM RetireSMART by JPMorgan 2055 Fund, and MM RetireSMART by JPMorgan 2060 Fund.

●	MM RetireSMART by JPMorgan In Retirement Fund seeks current income and some capital appreciation.

●

MM RetireSMART by JPMorgan 2020/2025/2030/2035/2040/2045/2050/2055/2060 Funds each seeks total return through the Fund’s asset allocation, which is designed to become more conservative over time. As each Fund approaches and passes the target retirement date, the Fund’s objective will shift to seeking current income and some capital appreciation.

Each Fund seeks to achieve its investment objective by investing in a combination of U.S. domestic and international mutual funds (“Underlying Funds”) using an asset allocation strategy designed for investors who plan to retire around the year specified in the Fund’s name (the target retirement year) and then withdraw their investment in the Fund over time throughout retirement (or designed for investors who are retired or expect to retire soon for the MM RetireSMART by JPMorgan In Retirement Fund). Each Fund is advised by MML Investment Advisers, LLC (MML Advisers) and subadvised by J.P. Morgan Investment Management Inc. (J.P. Morgan). J.P. Morgan has responsibility for determining each Fund’s strategic asset allocation (its “glide path” for each Fund with a target retirement year in its name) and tactical asset allocation (adjusting the Fund’s specific exposures in response to changes in market conditions). MML Advisers has overall responsibility for each Fund and for implementing those allocations through the selection of, and allocations to, Underlying Funds.

Each Fund with a specified target retirement year in its name seeks to help investors save for retirement and then, after reaching the target retirement year, withdraw a portion of their investment in the Fund each year until 35 years after the target retirement year, the target maturity year. Each Fund assumes a person will be at or around age 65 at the target retirement year.

Underlying Funds will include a combination of MassMutual Funds advised by MML Advisers and J.P. Morgan Funds advised by J.P. Morgan or its affiliates, and may also include other, non-affiliated mutual funds. Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. Underlying Funds may also invest some or all of their assets in commodities or commodities-related investments.

The Funds will typically invest 80% or more of their assets in mutual funds advised by MML Advisers, J.P. Morgan, or affiliates of J.P. Morgan, including typically a 15% to 35% allocation to mutual funds advised or subadvised by J.P. Morgan or its affiliates. Non-affiliated Underlying Funds in which the Funds may invest are typically passively managed funds that seek to track the performance of a particular market index, which may be broad-based or relate to a particular sector, market, region, or industry.

Each Fund’s assets are allocated to the Underlying Funds according to an asset allocation strategy, as follows:

●

MM RetireSMART by JPMorgan In Retirement Fund: The Fund’s assets are allocated among Underlying Funds according to an asset allocation strategy that emphasizes fixed income and money market funds, but also includes smaller allocations to equity and certain other funds.

●

MM RetireSMART by JPMorgan 2020/2025/2030/2035/2040/2045/2050/2055/2060 Funds: Each Fund’s asset allocation strategy is designed with two main goals in mind: promoting asset accumulation prior to retirement, during the Fund’s “Savings Phase,” and supporting investors withdrawing their investments in the Fund throughout retirement, during the Fund’s “Spending Phase.” As a result, the Fund’s asset allocation strategy will change over time, generally becoming more conservative as it approaches the target retirement year and then remaining relatively stable afterwards. The asset allocation strategy during the Savings Phase will generally start with a greater emphasis on equity investments and gradually shift to more emphasis on fixed income investments. During the Spending Phase, a Fund will generally have a greater emphasis on fixed income investments.

5

MassMutual RetireSMARTSM by JPMorgan (target date) Funds – Portfolio Summaries (Unaudited) (Continued)

MassMutual RetireSMART by JPMorgan In Retirement Fund Asset Allocation (% of Net Assets) on 3/31/22
Fixed Income Funds	64.2%
Equity Funds	35.9%
Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%
Net Assets	100.0%

MassMutual RetireSMART by JPMorgan 2020 Fund Asset Allocation (% of Net Assets) on 3/31/22
Fixed Income Funds	64.1%
Equity Funds	35.9%
Total Long-Term Investments	100.0%
Other Assets & Liabilities	(0.0)%
Net Assets	100.0%

MassMutual RetireSMART by JPMorgan 2025 Fund Asset Allocation (% of Net Assets) on 3/31/22
Equity Funds	50.2%
Fixed Income Funds	49.8%
Total Long-Term Investments	100.0%
Other Assets & Liabilities	(0.0)%
Net Assets	100.0%

MassMutual RetireSMART by JPMorgan 2030 Fund Asset Allocation (% of Net Assets) on 3/31/22
Equity Funds	62.7%
Fixed Income Funds	37.3%
Total Long-Term Investments	100.0%
Other Assets & Liabilities	(0.0)%
Net Assets	100.0%

MassMutual RetireSMART by JPMorgan 2035 Fund Asset Allocation (% of Net Assets) on 3/31/22
Equity Funds	74.5%
Fixed Income Funds	25.5%
Total Long-Term Investments	100.0%
Other Assets & Liabilities	(0.0)%
Net Assets	100.0%

MassMutual RetireSMART by JPMorgan 2040 Fund Asset Allocation (% of Net Assets) on 3/31/22
Equity Funds	83.3%
Fixed Income Funds	16.7%
Total Long-Term Investments	100.0%
Other Assets & Liabilities	(0.0)%
Net Assets	100.0%

MassMutual RetireSMART by JPMorgan 2045 Fund Asset Allocation (% of Net Assets) on 3/31/22
Equity Funds	91.4%
Fixed Income Funds	8.6%
Total Long-Term Investments	100.0%
Other Assets & Liabilities	(0.0)%
Net Assets	100.0%

MassMutual RetireSMART by JPMorgan 2050 Fund Asset Allocation (% of Net Assets) on 3/31/22
Equity Funds	91.8%
Fixed Income Funds	8.2%
Total Long-Term Investments	100.0%
Other Assets & Liabilities	(0.0)%
Net Assets	100.0%

6

MassMutual RetireSMARTSM by JPMorgan (target date) Funds – Portfolio Summaries (Unaudited) (Continued)

MassMutual RetireSMART by JPMorgan 2055 Fund Asset Allocation (% of Net Assets) on 3/31/22
Equity Funds	91.8%
Fixed Income Funds	8.2%
Total Long-Term Investments	100.0%
Other Assets & Liabilities	(0.0)%
Net Assets	100.0%

MassMutual RetireSMART by JPMorgan 2060 Fund Asset Allocation (% of Net Assets) on 3/31/22
Equity Funds	91.7%
Fixed Income Funds	8.2%
Total Long-Term Investments	99.9%
Other Assets & Liabilities	0.1%
Net Assets	100.0%

7

MassMutual Select T. Rowe Price Retirement Balanced Fund – Portfolio Summaries (Unaudited)

What is the investment approach of the MassMutual Select T. Rowe Price Retirement Balanced Fund, and who is the Fund’s subadviser?

The Fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The Fund is a “fund of funds” and pursues its objective by investing in a diversified portfolio of other stock and bond series of both the MassMutual Funds and T. Rowe Price Funds that represent various asset classes and sectors (“Underlying Funds”). The Fund is subadvised by T. Rowe Price Associates, Inc. (T. Rowe Price). The Underlying Funds in which the Fund invests are predominantly either advised or subadvised by T. Rowe Price. The Fund is intended for retired investors who seek income and relative stability from bonds along with some capital appreciation potential from stocks. The Fund’s “neutral allocations,” which are what T. Rowe Price considers broadly appropriate for investors during their retirement years, are 40% stock funds and 60% bond funds. The allocations are referred to as “neutral allocations” because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook.

MassMutual Select T. Rowe Price Retirement Balanced Fund Asset Allocation (% of Net Assets) on 3/31/22
Fixed Income Funds	61.3%
Equity Funds	38.7%
Total Long-Term Investments	100.0%
Other Assets & Liabilities	(0.0)%
Net Assets	100.0%

8

MassMutual Select T. Rowe Price Retirement (target date) Funds – Portfolio Summaries (Unaudited)

What are the investment approaches of the Funds that constitute the MassMutual Select T. Rowe Price Retirement (target date) Series, and who is the Series’ subadviser?

The MassMutual (“MM”) Select T. Rowe Price (target date) Series (the “Series”) comprises 12 Funds – each of which has a “fund of funds” structure. The 12 Funds are MM Select T. Rowe Price Retirement 2005 Fund, MM Select T. Rowe Price Retirement 2010 Fund, MM Select T. Rowe Price Retirement 2015 Fund, MM Select T. Rowe Price Retirement 2020 Fund, MM Select T. Rowe Price Retirement 2025 Fund, MM Select T. Rowe Price Retirement 2030 Fund, MM Select T. Rowe Price Retirement 2035 Fund, MM Select T. Rowe Price Retirement 2040 Fund, MM Select T. Rowe Price Retirement 2045 Fund, MM Select T. Rowe Price Retirement 2050 Fund, MM Select T. Rowe Price Retirement 2055 Fund, and MM Select T. Rowe Price Retirement 2060 Fund. All Funds in the Series seek the highest total return over time consistent with an emphasis on both capital growth and income. Each Fund pursues its investment objective by investing in a diversified portfolio of other stock and bond series of both the MassMutual Funds and T. Rowe Price Funds that represent various asset classes and sectors (“Underlying Funds”). Each Fund’s allocation among Underlying Funds will change over time in relation to its target retirement date. Each Fund is subadvised by T. Rowe Price Associates, Inc. (T. Rowe Price). The Underlying Funds in which each Fund invests are predominantly either advised or subadvised by T. Rowe Price.

Each Fund is managed based on the specific retirement year (e.g., target date 2005) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the Fund would have retired or would plan to retire and likely stopped or would stop making new investments in the Fund. Each Fund is primarily designed for an investor who retired or anticipates retiring at or about the target date and who plans to withdraw the value of the account in the Fund gradually after retirement.

Each Fund’s assets are allocated to the Underlying Funds according to an asset allocation strategy that becomes increasingly conservative over time, reaching approximately 55% allocation to stocks at the target date and continuing to decline until approximately 30 years after its target date, when its allocation to stocks and bonds will remain unchanged.

During the second quarter of 2020, each Fund began to shift its asset allocation strategy so that the overall allocation to stocks at 30 years past retirement will increase from 20% to 30%. The transition may take up to two years from the start of the transition to fully implement.

9

MassMutual Select T. Rowe Price Retirement (target date) Funds – Portfolio Summaries (Unaudited) (Continued)

MassMutual Select T. Rowe Price Retirement 2005 Fund Asset Allocation (% of Net Assets) on 3/31/22
Fixed Income Funds	57.7%
Equity Funds	42.3%
Total Long-Term Investments	100.0%
Other Assets & Liabilities	0.0%
Net Assets	100.0%

MassMutual Select T. Rowe Price Retirement 2010 Fund Asset Allocation (% of Net Assets) on 3/31/22
Fixed Income Funds	54.4%
Equity Funds	45.6%
Total Long-Term Investments	100.0%
Other Assets & Liabilities	(0.0)%
Net Assets	100.0%

MassMutual Select T. Rowe Price Retirement 2015 Fund Asset Allocation (% of Net Assets) on 3/31/22
Fixed Income Funds	51.5%
Equity Funds	48.5%
Total Long-Term Investments	100.0%
Other Assets & Liabilities	(0.0)%
Net Assets	100.0%

MassMutual Select T. Rowe Price Retirement 2020 Fund Asset Allocation (% of Net Assets) on 3/31/22
Equity Funds	52.1%
Fixed Income Funds	47.9%
Total Long-Term Investments	100.0%
Other Assets & Liabilities	(0.0)%
Net Assets	100.0%

MassMutual Select T. Rowe Price Retirement 2025 Fund Asset Allocation (% of Net Assets) on 3/31/22
Equity Funds	59.9%
Fixed Income Funds	40.1%
Total Long-Term Investments	100.0%
Other Assets & Liabilities	(0.0)%
Net Assets	100.0%

MassMutual Select T. Rowe Price Retirement 2030 Fund Asset Allocation (% of Net Assets) on 3/31/22
Equity Funds	71.3%
Fixed Income Funds	28.7%
Total Long-Term Investments	100.0%
Other Assets & Liabilities	(0.0)%
Net Assets	100.0%

MassMutual Select T. Rowe Price Retirement 2035 Fund Asset Allocation (% of Net Assets) on 3/31/22
Equity Funds	81.6%
Fixed Income Funds	18.4%
Total Long-Term Investments	100.0%
Other Assets & Liabilities	(0.0)%
Net Assets	100.0%

MassMutual Select T. Rowe Price Retirement 2040 Fund Asset Allocation (% of Net Assets) on 3/31/22
Equity Funds	90.6%
Fixed Income Funds	9.5%
Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%
Net Assets	100.0%

10

MassMutual Select T. Rowe Price Retirement (target date) Funds – Portfolio Summaries (Unaudited) (Continued)

MassMutual Select T. Rowe Price Retirement 2045 Fund Asset Allocation (% of Net Assets) on 3/31/22
Equity Funds	95.0%
Fixed Income Funds	5.1%
Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%
Net Assets	100.0%

MassMutual Select T. Rowe Price Retirement 2050 Fund Asset Allocation (% of Net Assets) on 3/31/22
Equity Funds	96.4%
Fixed Income Funds	3.7%
Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%
Net Assets	100.0%

MassMutual Select T. Rowe Price Retirement 2055 Fund Asset Allocation (% of Net Assets) on 3/31/22
Equity Funds	96.8%
Fixed Income Funds	3.3%
Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%
Net Assets	100.0%

MassMutual Select T. Rowe Price Retirement 2060 Fund Asset Allocation (% of Net Assets) on 3/31/22
Equity Funds	96.9%
Fixed Income Funds	3.2%
Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%
Net Assets	100.0%

11

MassMutual 20/80 Allocation Fund – Portfolio of Investments
March 31, 2022 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 23.6%
DFA Commodity Strategy Portfolio	312,753	$1,813,967
Invesco Real Estate Fund, Class R6	23,416	527,558
MassMutual Blue Chip Growth Fund, Class I (a)	176,064	4,556,543
MassMutual Diversified Value Fund, Class I (a)	223,365	2,892,582
MassMutual Equity Opportunities Fund, Class I (a)	218,835	4,280,419
MassMutual Fundamental Value Fund, Class I (a)	336,227	3,399,251
MassMutual Growth Opportunities Fund, Class I (a)	163,288	1,123,419
MassMutual International Equity Fund, Class I (a)	80,019	696,962
MassMutual Mid Cap Growth Fund, Class I (a)	56,759	1,324,181
MassMutual Mid Cap Value Fund, Class I (a)	191,811	2,424,492
MassMutual Overseas Fund, Class I (a)	441,520	3,916,281
MassMutual Small Cap Growth Equity Fund, Class I (a)	15,615	233,607
MassMutual Small Cap Value Equity Fund, Class I (a)	85,006	899,358
MassMutual Strategic Emerging Markets Fund, Class I (a)	94,782	978,149
MM Equity Asset Fund, Class I (a)	1,209,409	10,570,236
Vanguard Developed Markets Index Fund, Admiral Shares	154,112	2,376,411
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	11,724	449,365
Vanguard Mid-Cap Index Fund, Admiral Shares	4,730	1,393,395
Vanguard Small-Cap Index Fund, Admiral Shares	7,845	799,278
		44,655,454
Fixed Income Funds — 76.4%
Invesco International Bond Fund, Class R6	1,323,759	6,327,569
MassMutual Core Bond Fund, Class I (a)	3,036,105	30,998,631
MassMutual Global Floating Rate Fund, Class I (a)	167,659	1,554,200
MassMutual Global Floating Rate Fund, Class Y (a)	385	3,563
MassMutual High Yield Fund, Class I (a)	143,289	1,212,225
MassMutual Inflation-Protected and Income Fund, Class I (a)	390,505	4,108,111

	Number of Shares	Value
MassMutual Short-Duration Bond Fund, Class I (a)	4,092,368	$37,813,479
MassMutual Strategic Bond Fund, Class I (a)	2,341,795	22,481,232
MassMutual Total Return Bond Fund, Class I (a)	3,451,427	32,443,416
Vanguard Long-Term Treasury Index Fund, Admiral Shares	10,851	291,574
Vanguard Total Bond Market Index Fund, Institutional Shares	694,399	7,263,412
		144,497,412

TOTAL MUTUAL FUNDS (Cost $198,278,623)		189,152,866

TOTAL LONG-TERM INVESTMENTS (Cost $198,278,623)		189,152,866

TOTAL INVESTMENTS — 100.0% (Cost $198,278,623) (b)		189,152,866

Other Assets/(Liabilities) — 0.0%		89,652

NET ASSETS — 100.0%		$189,242,518

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

12

MassMutual 40/60 Allocation Fund – Portfolio of Investments
March 31, 2022 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 43.0%
DFA Commodity Strategy Portfolio	270,731	$1,570,240
Invesco Real Estate Fund, Class R6	46,451	1,046,541
MassMutual Blue Chip Growth Fund, Class I (a)	371,495	9,614,282
MassMutual Diversified Value Fund, Class I (a)	485,213	6,283,507
MassMutual Equity Opportunities Fund, Class I (a)	528,482	10,337,115
MassMutual Fundamental Value Fund, Class I (a)	761,022	7,693,935
MassMutual Growth Opportunities Fund, Class I (a)	358,578	2,467,016
MassMutual International Equity Fund, Class I (a)	227,573	1,982,160
MassMutual Mid Cap Growth Fund, Class I (a)	102,558	2,392,684
MassMutual Mid Cap Value Fund, Class I (a)	357,996	4,525,070
MassMutual Overseas Fund, Class I (a)	789,443	7,002,362
MassMutual Small Cap Growth Equity Fund, Class I (a)	39,217	586,682
MassMutual Small Cap Value Equity Fund, Class I (a)	231,504	2,449,311
MassMutual Strategic Emerging Markets Fund, Class I (a)	162,963	1,681,775
MM Equity Asset Fund, Class I (a)	3,000,408	26,223,567
Vanguard Developed Markets Index Fund, Institutional Shares	386,960	5,974,658
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	24,301	931,454
Vanguard Mid-Cap Index Fund, Admiral Shares	10,503	3,094,207
Vanguard Small-Cap Index Fund, Admiral Shares	18,099	1,843,900
		97,700,466
Fixed Income Funds — 57.0%
Invesco International Bond Fund, Class R6	1,192,920	5,702,160
MassMutual Core Bond Fund, Class I (a)	2,615,331	26,702,534
MassMutual Global Floating Rate Fund, Class I (a)	228,949	2,122,354
MassMutual High Yield Fund, Class I (a)	176,068	1,489,539
MassMutual Inflation-Protected and Income Fund, Class I (a)	271,566	2,856,876
MassMutual Short-Duration Bond Fund, Class I (a)	2,889,894	26,702,620

	Number of Shares	Value
MassMutual Strategic Bond Fund, Class I (a)	2,410,986	$23,145,467
MassMutual Total Return Bond Fund, Class I (a)	3,498,299	32,884,009
Vanguard Long-Term Treasury Index Fund, Admiral Shares	11,620	312,239
Vanguard Total Bond Market Index Fund, Institutional Shares	731,196	7,648,312
		129,566,110

TOTAL MUTUAL FUNDS (Cost $233,960,978)		227,266,576

TOTAL LONG-TERM INVESTMENTS (Cost $233,960,978)		227,266,576

TOTAL INVESTMENTS — 100.0% (Cost $233,960,978) (b)		227,266,576

Other Assets/(Liabilities) — (0.0)%		(63,707)

NET ASSETS — 100.0%		$227,202,869

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

13

MassMutual 60/40 Allocation Fund – Portfolio of Investments
March 31, 2022 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 64.3%
DFA Commodity Strategy Portfolio	221,575	$1,285,137
Invesco Real Estate Fund, Class R6	48,808	1,099,652
MassMutual Blue Chip Growth Fund, Class I (a)	435,415	11,268,534
MassMutual Diversified Value Fund, Class I (a)	656,190	8,497,662
MassMutual Equity Opportunities Fund, Class I (a)	705,401	13,797,650
MassMutual Fundamental Value Fund, Class I (a)	998,686	10,096,715
MassMutual Growth Opportunities Fund, Class I (a)	425,889	2,930,115
MassMutual International Equity Fund, Class I (a)	315,723	2,749,944
MassMutual Mid Cap Growth Fund, Class I (a)	148,844	3,472,525
MassMutual Mid Cap Value Fund, Class I (a)	397,067	5,018,925
MassMutual Overseas Fund, Class I (a)	728,659	6,463,207
MassMutual Small Cap Growth Equity Fund, Class I (a)	74,846	1,119,698
MassMutual Small Cap Value Equity Fund, Class I (a)	378,117	4,000,483
MassMutual Strategic Emerging Markets Fund, Class I (a)	47,927	494,603
MM Equity Asset Fund, Class I (a)	4,879,682	42,648,420
Vanguard Developed Markets Index Fund, Institutional Shares	483,970	7,472,496
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	41,365	1,585,517
Vanguard Mid-Cap Index Fund, Institutional Shares	71,882	4,678,082
Vanguard Small-Cap Index Fund, Admiral Shares	12,776	1,301,632
		129,980,997
Fixed Income Funds — 35.7%
Invesco International Bond Fund, Class R6	776,975	3,713,941
MassMutual Core Bond Fund, Class I (a)	1,478,371	15,094,163
MassMutual Global Floating Rate Fund, Class I (a)	390,986	3,624,443
MassMutual High Yield Fund, Class I (a)	439,126	3,715,006
MassMutual Inflation-Protected and Income Fund, Class I (a)	120,220	1,264,717
MassMutual Short-Duration Bond Fund, Class I (a)	1,321,839	12,213,795

	Number of Shares	Value
MassMutual Strategic Bond Fund, Class I (a)	972,805	$9,338,931
MassMutual Total Return Bond Fund, Class I (a)	1,906,772	17,923,661
Vanguard Long-Term Treasury Index Fund, Admiral Shares	12,750	342,588
Vanguard Total Bond Market Index Fund, Institutional Shares	472,375	4,941,047
		72,172,292

TOTAL MUTUAL FUNDS (Cost $201,512,931)		202,153,289

TOTAL LONG-TERM INVESTMENTS (Cost $201,512,931)		202,153,289

TOTAL INVESTMENTS — 100.0% (Cost $201,512,931) (b)		202,153,289

Other Assets/(Liabilities) — (0.0)%		(52,046)

NET ASSETS — 100.0%		$202,101,243

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

14

MassMutual 80/20 Allocation Fund – Portfolio of Investments
March 31, 2022 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 79.6%
DFA Commodity Strategy Portfolio	142,736	$827,871
Invesco Real Estate Fund, Class R6	54,603	1,230,208
MassMutual Blue Chip Growth Fund, Class I (a)	410,890	10,633,827
MassMutual Diversified Value Fund, Class I (a)	475,718	6,160,552
MassMutual Equity Opportunities Fund, Class I (a)	494,847	9,679,199
MassMutual Fundamental Value Fund, Class I (a)	772,319	7,808,149
MassMutual Growth Opportunities Fund, Class I (a)	358,653	2,467,531
MassMutual International Equity Fund, Class I (a)	218,240	1,900,871
MassMutual Mid Cap Growth Fund, Class I (a)	162,355	3,787,739
MassMutual Mid Cap Value Fund, Class I (a)	345,561	4,367,886
MassMutual Overseas Fund, Class I (a)	921,505	8,173,746
MassMutual Small Cap Growth Equity Fund, Class I (a)	80,005	1,196,882
MassMutual Small Cap Value Equity Fund, Class I (a)	306,227	3,239,886
MassMutual Strategic Emerging Markets Fund, Class I (a)	253,109	2,612,088
MM Equity Asset Fund, Class I (a)	3,805,838	33,263,021
Vanguard Developed Markets Index Fund, Institutional Shares	487,590	7,528,396
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	45,924	1,760,285
Vanguard Mid-Cap Index Fund, Admiral Shares	17,336	5,107,133
Vanguard Small-Cap Index Fund, Admiral Shares	25,241	2,571,511
		114,316,781
Fixed Income Funds — 20.4%
Invesco International Bond Fund, Class R6	538,998	2,576,411
MassMutual Core Bond Fund, Class I (a)	460,322	4,699,892
MassMutual Global Floating Rate Fund, Class I (a)	313,879	2,909,659
MassMutual High Yield Fund, Class I (a)	376,544	3,185,563
MassMutual Inflation-Protected and Income Fund, Class I (a)	33,276	350,062
MassMutual Short-Duration Bond Fund, Class I (a)	632,255	5,842,034

	Number of Shares	Value
MassMutual Strategic Bond Fund, Class I (a)	353,164	$3,390,370
MassMutual Total Return Bond Fund, Class I (a)	550,804	5,177,559
Vanguard Long-Term Treasury Index Fund, Admiral Shares	6,102	163,967
Vanguard Total Bond Market Index Fund, Admiral Shares	97,944	1,024,499
		29,320,016

TOTAL MUTUAL FUNDS (Cost $141,145,455)		143,636,797

TOTAL LONG-TERM INVESTMENTS (Cost $141,145,455)		143,636,797

TOTAL INVESTMENTS — 100.0% (Cost $141,145,455) (b)		143,636,797

Other Assets/(Liabilities) — (0.0)%		(25,892)

NET ASSETS — 100.0%		$143,610,905

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

15

MassMutual RetireSMARTSM by JPMorgan In Retirement Fund – Portfolio of Investments
March 31, 2022 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 35.9%
JPMorgan International Research Enhanced Equity Fund, Class R6	124,076	$2,376,049
JPMorgan Realty Income Fund, Class R6	62,255	1,030,949
MassMutual Blue Chip Growth Fund, Class I (a)	80,142	2,074,080
MassMutual Diversified Value Fund, Class I (a)	164,204	2,126,435
MassMutual Equity Opportunities Fund, Class I (a)	161,020	3,149,552
MassMutual Fundamental Value Fund, Class I (a)	192,651	1,947,699
MassMutual Growth Opportunities Fund, Class I (a)	93,105	640,563
MassMutual International Equity Fund, Class I (a)	161,331	1,405,194
MassMutual Mid Cap Growth Fund, Class I (a)	36,666	855,428
MassMutual Mid Cap Value Fund, Class I (a)	65,402	826,686
MassMutual Overseas Fund, Class I (a)	433,097	3,841,567
MassMutual Small Cap Growth Equity Fund, Class I (a)	35,885	536,843
MassMutual Small Cap Value Equity Fund, Class I (a)	64,647	683,964
MassMutual Strategic Emerging Markets Fund, Class I (a)	220,125	2,271,694
MM Equity Asset Fund, Class I (a)	1,146,023	10,016,240
Vanguard Developed Markets Index Fund, Admiral Shares	114,800	1,770,211
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	29,062	1,113,931
Vanguard Mid-Cap Index Fund, Admiral Shares	2,329	686,125
Vanguard Real Estate Index Fund, Admiral Shares	6,314	969,984
Vanguard Small-Cap Index Fund, Admiral Shares	4,899	499,120
		38,822,314
Fixed Income Funds — 64.2%
JPMorgan Emerging Markets Debt Fund, Class R6	286,754	1,964,268
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	287,736	1,973,871
JPMorgan U.S. Government Money Market Fund, Class IM	5,313,108	5,313,108
MassMutual Core Bond Fund, Class I (a)	2,186,221	22,321,321

	Number of Shares	Value
MassMutual Global Floating Rate Fund, Class I (a)	126,045	$1,168,436
MassMutual High Yield Fund, Class I (a)	1,037,585	8,777,971
MassMutual Inflation-Protected and Income Fund, Class I (a)	738,856	7,772,763
MassMutual Strategic Bond Fund, Class I (a)	788,141	7,566,156
MassMutual Total Return Bond Fund, Class I (a)	797,341	7,495,010
Vanguard Total Bond Market Index Fund, Institutional Shares	499,653	5,226,372
		69,579,276

TOTAL MUTUAL FUNDS (Cost $113,060,532)		108,401,590

TOTAL LONG-TERM INVESTMENTS (Cost $113,060,532)		108,401,590

TOTAL INVESTMENTS — 100.1% (Cost $113,060,532) (b)		108,401,590

Other Assets/(Liabilities) — (0.1)%		(62,742)

NET ASSETS — 100.0%		$108,338,848

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

16

MassMutual RetireSMARTSM by JPMorgan 2020 Fund – Portfolio of Investments
March 31, 2022 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 35.9%
JPMorgan International Research Enhanced Equity Fund, Class R6	239,105	$4,578,861
JPMorgan Realty Income Fund, Class R6	122,588	2,030,058
MassMutual Blue Chip Growth Fund, Class I (a)	156,851	4,059,292
MassMutual Diversified Value Fund, Class I (a)	322,451	4,175,742
MassMutual Equity Opportunities Fund, Class I (a)	316,357	6,187,948
MassMutual Fundamental Value Fund, Class I (a)	376,079	3,802,159
MassMutual Growth Opportunities Fund, Class I (a)	184,560	1,269,771
MassMutual International Equity Fund, Class I (a)	314,749	2,741,467
MassMutual Mid Cap Growth Fund, Class I (a)	72,425	1,689,664
MassMutual Mid Cap Value Fund, Class I (a)	128,811	1,628,172
MassMutual Overseas Fund, Class I (a)	834,938	7,405,900
MassMutual Small Cap Growth Equity Fund, Class I (a)	71,022	1,062,485
MassMutual Small Cap Value Equity Fund, Class I (a)	127,444	1,348,353
MassMutual Strategic Emerging Markets Fund, Class I (a)	428,831	4,425,535
MM Equity Asset Fund, Class I (a)	2,239,045	19,569,256
Vanguard Developed Markets Index Fund, Institutional Shares	240,581	3,714,570
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	60,988	2,337,661
Vanguard Mid-Cap Index Fund, Admiral Shares	4,889	1,440,229
Vanguard Real Estate Index Fund, Admiral Shares	13,249	2,035,293
Vanguard Small-Cap Index Fund, Admiral Shares	10,281	1,047,428
		76,549,844
Fixed Income Funds — 64.1%
JPMorgan Emerging Markets Debt Fund, Class R6	564,449	3,866,477
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	566,476	3,886,028
JPMorgan U.S. Government Money Market Fund, Class IM	10,430,143	10,430,143
MassMutual Core Bond Fund, Class I (a)	4,252,272	43,415,699

	Number of Shares	Value
MassMutual Global Floating Rate Fund, Class I (a)	264,459	$2,451,532
MassMutual High Yield Fund, Class I (a)	2,032,663	17,196,327
MassMutual Inflation-Protected and Income Fund, Class I (a)	1,442,951	15,179,843
MassMutual Strategic Bond Fund, Class I (a)	1,533,417	14,720,799
MassMutual Total Return Bond Fund, Class I (a)	1,550,735	14,576,911
Vanguard Total Bond Market Index Fund, Institutional Shares	1,048,339	10,965,622
		136,689,381

TOTAL MUTUAL FUNDS (Cost $222,283,429)		213,239,225

TOTAL LONG-TERM INVESTMENTS (Cost $222,283,429)		213,239,225

TOTAL INVESTMENTS — 100.0% (Cost $222,283,429) (b)		213,239,225

Other Assets/(Liabilities) — (0.0)%		(85,149)

NET ASSETS — 100.0%		$213,154,076

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

17

MassMutual RetireSMARTSM by JPMorgan 2025 Fund – Portfolio of Investments
March 31, 2022 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 50.2%
JPMorgan International Research Enhanced Equity Fund, Class R6	296,897	$5,685,577
JPMorgan Realty Income Fund, Class R6	144,624	2,394,976
MassMutual Blue Chip Growth Fund, Class I (a)	179,538	4,646,435
MassMutual Diversified Value Fund, Class I (a)	366,251	4,742,954
MassMutual Equity Opportunities Fund, Class I (a)	360,369	7,048,826
MassMutual Fundamental Value Fund, Class I (a)	429,406	4,341,290
MassMutual Growth Opportunities Fund, Class I (a)	210,565	1,448,689
MassMutual International Equity Fund, Class I (a)	388,371	3,382,710
MassMutual Mid Cap Growth Fund, Class I (a)	84,767	1,977,609
MassMutual Mid Cap Value Fund, Class I (a)	150,484	1,902,123
MassMutual Overseas Fund, Class I (a)	1,036,737	9,195,855
MassMutual Small Cap Growth Equity Fund, Class I (a)	81,786	1,223,520
MassMutual Small Cap Value Equity Fund, Class I (a)	146,372	1,548,611
MassMutual Strategic Emerging Markets Fund, Class I (a)	532,206	5,492,365
MM Equity Asset Fund, Class I (a)	2,558,397	22,360,388
Vanguard Developed Markets Index Fund, Institutional Shares	300,074	4,633,144
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	76,579	2,935,291
Vanguard Mid-Cap Index Fund, Admiral Shares	5,774	1,700,886
Vanguard Real Estate Index Fund, Admiral Shares	15,796	2,426,565
Vanguard Small-Cap Index Fund, Admiral Shares	11,958	1,218,251
		90,306,065
Fixed Income Funds — 49.8%
JPMorgan Emerging Markets Debt Fund, Class R6	402,547	2,757,444
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	404,065	2,771,883
JPMorgan U.S. Government Money Market Fund, Class IM	581,232	581,232
MassMutual Core Bond Fund, Class I (a)	3,324,386	33,941,985

	Number of Shares	Value
MassMutual Global Floating Rate Fund, Class I (a)	189,076	$1,752,734
MassMutual Global Floating Rate Fund, Class Y (a)	463	4,283
MassMutual High Yield Fund, Class I (a)	1,268,322	10,730,001
MassMutual Inflation-Protected and Income Fund, Class I (a)	527,575	5,550,087
MassMutual Strategic Bond Fund, Class I (a)	1,197,805	11,498,926
MassMutual Total Return Bond Fund, Class I (a)	1,211,271	11,385,947
Vanguard Total Bond Market Index Fund, Institutional Shares	823,795	8,616,893
		89,591,415

TOTAL MUTUAL FUNDS (Cost $186,890,667)		179,897,480

TOTAL LONG-TERM INVESTMENTS (Cost $186,890,667)		179,897,480

TOTAL INVESTMENTS — 100.0% (Cost $186,890,667) (b)		179,897,480

Other Assets/(Liabilities) — (0.0)%		(47,242)

NET ASSETS — 100.0%		$179,850,238

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

18

MassMutual RetireSMARTSM by JPMorgan 2030 Fund – Portfolio of Investments
March 31, 2022 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 62.7%
JPMorgan International Research Enhanced Equity Fund, Class R6	811,391	$15,538,128
JPMorgan Realty Income Fund, Class R6	387,990	6,425,117
MassMutual Blue Chip Growth Fund, Class I (a)	478,431	12,381,802
MassMutual Diversified Value Fund, Class I (a)	967,191	12,525,127
MassMutual Equity Opportunities Fund, Class I (a)	948,688	18,556,341
MassMutual Fundamental Value Fund, Class I (a)	1,144,763	11,573,553
MassMutual Growth Opportunities Fund, Class I (a)	556,883	3,831,355
MassMutual International Equity Fund, Class I (a)	1,064,462	9,271,468
MassMutual Mid Cap Growth Fund, Class I (a)	226,612	5,286,863
MassMutual Mid Cap Value Fund, Class I (a)	401,254	5,071,847
MassMutual Overseas Fund, Class I (a)	2,885,459	25,594,024
MassMutual Small Cap Growth Equity Fund, Class I (a)	218,835	3,273,768
MassMutual Small Cap Value Equity Fund, Class I (a)	392,612	4,153,833
MassMutual Strategic Emerging Markets Fund, Class I (a)	1,470,873	15,179,405
MM Equity Asset Fund, Class I (a)	6,816,403	59,575,364
Vanguard Developed Markets Index Fund, Institutional Shares	819,184	12,648,201
Vanguard Emerging Markets Stock Index Fund, Institutional Shares	277,817	8,098,355
Vanguard Mid-Cap Index Fund, Admiral Shares	15,388	4,533,038
Vanguard Real Estate Index Fund, Institutional Shares	273,361	6,500,517
Vanguard Small-Cap Index Fund, Admiral Shares	31,877	3,247,587
		243,265,693
Fixed Income Funds — 37.3%
JPMorgan Emerging Markets Debt Fund, Class R6	720,200	4,933,371
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	722,762	4,958,150
MassMutual Core Bond Fund, Class I (a)	5,857,491	59,804,979
MassMutual High Yield Fund, Class I (a)	2,239,356	18,944,952

	Number of Shares	Value
MassMutual Inflation-Protected and Income Fund, Class I (a)	69,125	$727,198
MassMutual Strategic Bond Fund, Class I (a)	2,110,890	20,264,541
MassMutual Total Return Bond Fund, Class I (a)	2,135,429	20,073,030
Vanguard Total Bond Market Index Fund, Institutional Shares	1,438,391	15,045,570
		144,751,791

TOTAL MUTUAL FUNDS (Cost $393,132,903)		388,017,484

TOTAL LONG-TERM INVESTMENTS (Cost $393,132,903)		388,017,484

TOTAL INVESTMENTS — 100.0% (Cost $393,132,903) (b)		388,017,484

Other Assets/(Liabilities) — (0.0)%		(186,382)

NET ASSETS — 100.0%		$387,831,102

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

19

MassMutual RetireSMARTSM by JPMorgan 2035 Fund – Portfolio of Investments
March 31, 2022 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 74.5%
JPMorgan International Research Enhanced Equity Fund, Class R6	349,029	$6,683,908
JPMorgan Realty Income Fund, Class R6	198,260	3,283,181
MassMutual Blue Chip Growth Fund, Class I (a)	365,521	9,459,673
MassMutual Diversified Value Fund, Class I (a)	447,275	5,792,216
MassMutual Equity Opportunities Fund, Class I (a)	301,787	5,902,957
MassMutual Fundamental Value Fund, Class I (a)	582,116	5,885,190
MassMutual Growth Opportunities Fund, Class I (a)	472,152	3,248,409
MassMutual International Equity Fund, Class I (a)	732,504	6,380,112
MassMutual Mid Cap Growth Fund, Class I (a)	115,988	2,705,994
MassMutual Mid Cap Value Fund, Class I (a)	205,655	2,599,477
MassMutual Overseas Fund, Class I (a)	1,830,338	16,235,098
MassMutual Small Cap Growth Equity Fund, Class I (a)	111,692	1,670,909
MassMutual Small Cap Value Equity Fund, Class I (a)	199,852	2,114,430
MassMutual Strategic Emerging Markets Fund, Class I (a)	412,628	4,258,316
MM Equity Asset Fund, Class I (a)	3,469,850	30,326,489
Vanguard Developed Markets Index Fund, Admiral Shares	218,291	3,366,042
Vanguard Emerging Markets Stock Index Fund, Institutional Shares	275,892	8,042,257
Vanguard Mid-Cap Index Fund, Admiral Shares	8,054	2,372,596
Vanguard Real Estate Index Fund, Admiral Shares	22,110	3,396,590
Vanguard Small-Cap Index Fund, Admiral Shares	16,685	1,699,845
		125,423,689
Fixed Income Funds — 25.5%
JPMorgan Emerging Markets Debt Fund, Class R6	216,160	1,480,693
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	216,944	1,488,238
MassMutual Core Bond Fund, Class I (a)	673,059	6,871,933
MassMutual High Yield Fund, Class I (a)	651,141	5,508,652

	Number of Shares	Value
MassMutual Strategic Bond Fund, Class I (a)	1,350,773	$12,967,419
MassMutual Total Return Bond Fund, Class I (a)	1,366,822	12,848,128
Vanguard Total Bond Market Index Fund, Admiral Shares	169,037	1,768,129
		42,933,192

TOTAL MUTUAL FUNDS (Cost $169,958,649)		168,356,881

TOTAL LONG-TERM INVESTMENTS (Cost $169,958,649)		168,356,881

TOTAL INVESTMENTS — 100.0% (Cost $169,958,649) (b)		168,356,881

Other Assets/(Liabilities) — (0.0)%		(70,902)

NET ASSETS — 100.0%		$168,285,979

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

20

MassMutual RetireSMARTSM by JPMorgan 2040 Fund – Portfolio of Investments
March 31, 2022 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 83.3%
JPMorgan International Research Enhanced Equity Fund, Class R6	591,691	$11,330,880
JPMorgan Realty Income Fund, Class R6	379,480	6,284,185
MassMutual Blue Chip Growth Fund, Class I (a)	687,818	17,800,724
MassMutual Diversified Value Fund, Class I (a)	844,549	10,936,908
MassMutual Equity Opportunities Fund, Class I (a)	568,040	11,110,871
MassMutual Fundamental Value Fund, Class I (a)	1,097,400	11,094,715
MassMutual Growth Opportunities Fund, Class I (a)	886,764	6,100,938
MassMutual International Equity Fund, Class I (a)	1,404,610	12,234,151
MassMutual Mid Cap Growth Fund, Class I (a)	220,175	5,136,672
MassMutual Mid Cap Value Fund, Class I (a)	390,617	4,937,402
MassMutual Overseas Fund, Class I (a)	3,681,596	32,655,752
MassMutual Small Cap Growth Equity Fund, Class I (a)	212,913	3,185,179
MassMutual Small Cap Value Equity Fund, Class I (a)	379,916	4,019,513
MassMutual Strategic Emerging Markets Fund, Class I (a)	792,848	8,182,196
MM Equity Asset Fund, Class I (a)	6,529,380	57,066,785
Vanguard Developed Markets Index Fund, Institutional Shares	408,406	6,305,785
Vanguard Emerging Markets Stock Index Fund, Institutional Shares	518,369	15,110,460
Vanguard Mid-Cap Index Fund, Admiral Shares	15,007	4,420,892
Vanguard Real Estate Index Fund, Admiral Shares	41,511	6,376,980
Vanguard Small-Cap Index Fund, Admiral Shares	31,142	3,172,762
		237,463,750
Fixed Income Funds — 16.7%
JPMorgan Emerging Markets Debt Fund, Class R6	260,664	1,785,549
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	261,566	1,794,340
MassMutual Core Bond Fund, Class I (a)	725,455	7,406,892
MassMutual High Yield Fund, Class I (a)	824,950	6,979,077

	Number of Shares	Value
MassMutual Strategic Bond Fund, Class I (a)	1,454,614	$13,964,296
MassMutual Total Return Bond Fund, Class I (a)	1,473,329	13,849,297
Vanguard Total Bond Market Index Fund, Admiral Shares	178,174	1,863,703
		47,643,154

TOTAL MUTUAL FUNDS (Cost $284,416,340)		285,106,904

TOTAL LONG-TERM INVESTMENTS (Cost $284,416,340)		285,106,904

TOTAL INVESTMENTS — 100.0% (Cost $284,416,340) (b)		285,106,904

Other Assets/(Liabilities) — (0.0)%		(127,801)

NET ASSETS — 100.0%		$284,979,103

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

21

MassMutual RetireSMARTSM by JPMorgan 2045 Fund – Portfolio of Investments
March 31, 2022 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 91.4%
JPMorgan International Research Enhanced Equity Fund, Class R6	249,153	$4,771,280
JPMorgan Realty Income Fund, Class R6	176,748	2,926,952
MassMutual Blue Chip Growth Fund, Class I (a)	320,410	8,292,219
MassMutual Diversified Value Fund, Class I (a)	392,538	5,083,365
MassMutual Equity Opportunities Fund, Class I (a)	264,835	5,180,173
MassMutual Fundamental Value Fund, Class I (a)	509,807	5,154,148
MassMutual Growth Opportunities Fund, Class I (a)	414,962	2,854,936
MassMutual International Equity Fund, Class I (a)	659,232	5,741,907
MassMutual Mid Cap Growth Fund, Class I (a)	103,157	2,406,657
MassMutual Mid Cap Value Fund, Class I (a)	182,854	2,311,271
MassMutual Overseas Fund, Class I (a)	1,783,699	15,821,413
MassMutual Small Cap Growth Equity Fund, Class I (a)	99,247	1,484,741
MassMutual Small Cap Value Equity Fund, Class I (a)	177,252	1,875,328
MassMutual Strategic Emerging Markets Fund, Class I (a)	372,857	3,847,881
MM Equity Asset Fund, Class I (a)	3,043,768	26,602,531
Vanguard Developed Markets Index Fund, Admiral Shares	196,663	3,032,548
Vanguard Emerging Markets Stock Index Fund, Institutional Shares	249,674	7,277,986
Vanguard Mid-Cap Index Fund, Admiral Shares	7,179	2,114,719
Vanguard Real Estate Index Fund, Admiral Shares	19,736	3,031,895
Vanguard Small-Cap Index Fund, Admiral Shares	14,838	1,511,727
		111,323,677
Fixed Income Funds — 8.6%
JPMorgan Emerging Markets Debt Fund, Class R6	66,520	455,664
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	66,749	457,899
MassMutual Core Bond Fund, Class I (a)	151,174	1,543,491
MassMutual High Yield Fund, Class I (a)	226,573	1,916,804

	Number of Shares	Value
MassMutual Strategic Bond Fund, Class I (a)	302,324	$2,902,306
MassMutual Total Return Bond Fund, Class I (a)	307,307	2,888,687
Vanguard Total Bond Market Index Fund, Admiral Shares	37,882	396,243
		10,561,094

TOTAL MUTUAL FUNDS (Cost $121,110,815)		121,884,771

TOTAL LONG-TERM INVESTMENTS (Cost $121,110,815)		121,884,771

TOTAL INVESTMENTS — 100.0% (Cost $121,110,815) (b)		121,884,771

Other Assets/(Liabilities) — (0.0)%		(55,561)

NET ASSETS — 100.0%		$121,829,210

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

22

MassMutual RetireSMARTSM by JPMorgan 2050 Fund – Portfolio of Investments
March 31, 2022 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 91.8%
JPMorgan International Research Enhanced Equity Fund, Class R6	406,645	$7,787,247
JPMorgan Realty Income Fund, Class R6	287,371	4,758,860
MassMutual Blue Chip Growth Fund, Class I (a)	520,976	13,482,860
MassMutual Diversified Value Fund, Class I (a)	639,044	8,275,622
MassMutual Equity Opportunities Fund, Class I (a)	431,680	8,443,654
MassMutual Fundamental Value Fund, Class I (a)	830,405	8,395,399
MassMutual Growth Opportunities Fund, Class I (a)	673,852	4,636,104
MassMutual International Equity Fund, Class I (a)	1,081,720	9,421,777
MassMutual Mid Cap Growth Fund, Class I (a)	167,895	3,916,986
MassMutual Mid Cap Value Fund, Class I (a)	298,106	3,768,059
MassMutual Overseas Fund, Class I (a)	2,925,654	25,950,554
MassMutual Small Cap Growth Equity Fund, Class I (a)	161,532	2,416,524
MassMutual Small Cap Value Equity Fund, Class I (a)	289,065	3,058,304
MassMutual Strategic Emerging Markets Fund, Class I (a)	611,544	6,311,132
MM Equity Asset Fund, Class I (a)	4,951,587	43,276,873
Vanguard Developed Markets Index Fund, Admiral Shares	309,166	4,767,335
Vanguard Emerging Markets Stock Index Fund, Institutional Shares	392,684	11,446,732
Vanguard Mid-Cap Index Fund, Admiral Shares	11,286	3,324,655
Vanguard Real Estate Index Fund, Admiral Shares	30,965	4,756,802
Vanguard Small-Cap Index Fund, Admiral Shares	23,328	2,376,700
		180,572,179
Fixed Income Funds — 8.2%
JPMorgan Emerging Markets Debt Fund, Class R6	103,791	710,969
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	104,121	714,268
MassMutual Core Bond Fund, Class I (a)	231,471	2,363,321
MassMutual High Yield Fund, Class I (a)	352,382	2,981,152

	Number of Shares	Value
MassMutual Strategic Bond Fund, Class I (a)	462,617	$4,441,126
MassMutual Total Return Bond Fund, Class I (a)	470,361	4,421,397
Vanguard Total Bond Market Index Fund, Admiral Shares	56,044	586,225
		16,218,458

TOTAL MUTUAL FUNDS (Cost $195,014,121)		196,790,637

TOTAL LONG-TERM INVESTMENTS (Cost $195,014,121)		196,790,637

TOTAL INVESTMENTS — 100.0% (Cost $195,014,121) (b)		196,790,637

Other Assets/(Liabilities) — (0.0)%		(70,804)

NET ASSETS — 100.0%		$196,719,833

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

23

MassMutual RetireSMARTSM by JPMorgan 2055 Fund – Portfolio of Investments
March 31, 2022 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 91.8%
JPMorgan International Research Enhanced Equity Fund, Class R6	132,145	$2,530,569
JPMorgan Realty Income Fund, Class R6	93,147	1,542,506
MassMutual Blue Chip Growth Fund, Class I (a)	169,318	4,381,946
MassMutual Diversified Value Fund, Class I (a)	207,160	2,682,724
MassMutual Equity Opportunities Fund, Class I (a)	139,657	2,731,697
MassMutual Fundamental Value Fund, Class I (a)	269,938	2,729,078
MassMutual Growth Opportunities Fund, Class I (a)	218,114	1,500,622
MassMutual International Equity Fund, Class I (a)	350,318	3,051,272
MassMutual Mid Cap Growth Fund, Class I (a)	54,427	1,269,793
MassMutual Mid-Cap Value Fund, Class I (a)	96,625	1,221,338
MassMutual Overseas Fund, Class I (a)	950,507	8,430,994
MassMutual Small Cap Growth Equity Fund, Class I (a)	52,443	784,552
MassMutual Small Cap Value Equity Fund, Class I (a)	93,683	991,165
MassMutual Strategic Emerging Markets Fund, Class I (a)	198,041	2,043,782
MM Equity Asset Fund, Class I (a)	1,609,495	14,066,986
Vanguard Developed Markets Index Fund, Admiral Shares	100,426	1,548,563
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	96,996	3,717,851
Vanguard Mid-Cap Index Fund, Admiral Shares	3,666	1,079,950
Vanguard Real Estate Index Fund, Admiral Shares	10,059	1,545,256
Vanguard Small-Cap Index Fund, Admiral Shares	7,578	772,013
		58,622,657
Fixed Income Funds — 8.2%
JPMorgan Emerging Markets Debt Fund, Class R6	33,578	230,012
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	33,685	231,079
MassMutual Core Bond Fund, Class I (a)	75,295	768,757
MassMutual High Yield Fund, Class I (a)	114,240	966,471

	Number of Shares	Value
MassMutual Strategic Bond Fund, Class I (a)	150,488	$1,444,685
MassMutual Total Return Bond Fund, Class I (a)	153,001	1,438,207
Vanguard Total Bond Market Index Fund, Admiral Shares	18,207	190,448
		5,269,659

TOTAL MUTUAL FUNDS (Cost $63,888,832)		63,892,316

TOTAL LONG-TERM INVESTMENTS (Cost $63,888,832)		63,892,316

TOTAL INVESTMENTS — 100.0% (Cost $63,888,832) (b)		63,892,316

Other Assets/(Liabilities) — (0.0)%		(15,604)

NET ASSETS — 100.0%		$63,876,712

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

24

MassMutual RetireSMARTSM by JPMorgan 2060 Fund – Portfolio of Investments
March 31, 2022 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 99.9%
Equity Funds — 91.7%
JPMorgan International Research Enhanced Equity Fund, Class R6	45,285	$867,199
JPMorgan Realty Income Fund, Class R6	31,860	527,608
MassMutual Blue Chip Growth Fund, Class I (a)	57,961	1,500,019
MassMutual Diversified Value Fund, Class I (a)	70,996	919,400
MassMutual Equity Opportunities Fund, Class I (a)	47,796	934,880
MassMutual Fundamental Value Fund, Class I (a)	92,402	934,185
MassMutual Growth Opportunities Fund, Class I (a)	74,711	514,011
MassMutual International Equity Fund, Class I (a)	119,890	1,044,242
MassMutual Mid Cap Growth Fund, Class I (a)	18,644	434,962
MassMutual Mid Cap Value Fund, Class I (a)	33,103	418,428
MassMutual Overseas Fund, Class I (a)	325,881	2,890,566
MassMutual Small Cap Growth Equity Fund, Class I (a)	17,966	268,773
MassMutual Small Cap Value Equity Fund, Class I (a)	32,130	339,933
MassMutual Strategic Emerging Markets Fund, Class I (a)	68,055	702,329
MM Equity Asset Fund, Class I (a)	551,142	4,816,980
Vanguard Developed Markets Index Fund, Admiral Shares	34,181	527,077
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	33,010	1,265,275
Vanguard Mid-Cap Index Fund, Admiral Shares	1,248	367,607
Vanguard Real Estate Index Fund, Admiral Shares	3,426	526,225
Vanguard Small-Cap Index Fund, Admiral Shares	2,579	262,759
		20,062,458
Fixed Income Funds — 8.2%
JPMorgan Emerging Markets Debt Fund, Class R6	11,520	78,914
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	11,557	79,281
MassMutual Core Bond Fund, Class I (a)	25,729	262,695
MassMutual High Yield Fund, Class I (a)	39,106	330,833

	Number of Shares	Value
MassMutual Strategic Bond Fund, Class I (a)	51,411	$493,545
MassMutual Total Return Bond Fund, Class I (a)	52,255	491,194
Vanguard Total Bond Market Index Fund, Admiral Shares	6,203	64,884
		1,801,346

TOTAL MUTUAL FUNDS (Cost $22,138,261)		21,863,804

TOTAL LONG-TERM INVESTMENTS (Cost $22,138,261)		21,863,804

TOTAL INVESTMENTS — 99.9% (Cost $22,138,261) (b)		21,863,804

Other Assets/(Liabilities) — 0.1%		16,553

NET ASSETS — 100.0%		$21,880,357

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

25

MassMutual Select T. Rowe Price Retirement Balanced Fund – Portfolio of Investments
March 31, 2022 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 38.7%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	2,025,716	$21,391,559
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	2,000,796	28,691,418
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	188,110	2,537,603
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	850,843	11,520,418
MM S&P 500 Index Fund, Class I (a)	606,169	12,111,259
		76,252,257
Fixed Income Funds — 61.3%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	4,500,267	43,202,559
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	922,783	7,640,641
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	3,968,132	41,387,622
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	658,862	4,565,913
State Street Institutional U.S. Government Money Market Fund	3,590,742	3,590,742
T. Rowe Price Dynamic Global Bond Fund, Class I	847,785	8,291,339

	Number of Shares	Value
T. Rowe Price Institutional Floating Rate Fund	502,534	$4,839,399
T. Rowe Price Institutional High Yield Fund	840,770	7,012,024
		120,530,239

TOTAL MUTUAL FUNDS (Cost $200,618,587)		196,782,496

TOTAL LONG-TERM INVESTMENTS (Cost $200,618,587)		196,782,496

TOTAL INVESTMENTS — 100.0% (Cost $200,618,587) (b)		196,782,496

Other Assets/(Liabilities) — (0.0)%		(9,834)

NET ASSETS — 100.0%		$196,772,662

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

26

MassMutual Select T. Rowe Price Retirement 2005 Fund – Portfolio of Investments
March 31, 2022 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 42.3%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	319,140	$3,370,119
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	326,902	4,687,776
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	29,898	403,325
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	133,247	1,804,158
MM S&P 500 Index Fund, Class I (a)	94,526	1,888,630
		12,154,008
Fixed Income Funds — 57.7%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	661,891	6,354,153
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	142,458	1,179,549
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	493,697	5,149,259
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	99,120	686,899
State Street Institutional U.S. Government Money Market Fund	277,278	277,278
T. Rowe Price Dynamic Global Bond Fund, Class I	124,030	1,213,009

	Number of Shares	Value
T. Rowe Price Institutional Floating Rate Fund	73,667	$709,416
T. Rowe Price Institutional High Yield Fund	123,302	1,028,336
		16,597,899

TOTAL MUTUAL FUNDS (Cost $29,632,273)		28,751,907

TOTAL LONG-TERM INVESTMENTS (Cost $29,632,273)		28,751,907

TOTAL INVESTMENTS — 100.0% (Cost $29,632,273) (b)		28,751,907

Other Assets/(Liabilities) — 0.0%		2,732

NET ASSETS — 100.0%		$28,754,639

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

27

MassMutual Select T. Rowe Price Retirement 2010 Fund – Portfolio of Investments
March 31, 2022 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 45.6%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	1,689,442	$17,840,510
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	1,686,628	24,186,241
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	157,820	2,128,988
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	731,045	9,898,351
MM S&P 500 Index Fund, Class I (a)	496,535	9,920,778
		63,974,868
Fixed Income Funds — 54.4%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	3,105,625	29,814,001
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	627,865	5,198,722
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	2,122,787	22,140,673
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	493,092	3,417,130
State Street Institutional U.S. Government Money Market Fund	2,204,783	2,204,783
T. Rowe Price Dynamic Global Bond Fund, Class I	576,681	5,639,941

	Number of Shares	Value
T. Rowe Price Institutional Floating Rate Fund	341,172	$3,285,490
T. Rowe Price Institutional High Yield Fund	568,625	4,742,332
		76,443,072

TOTAL MUTUAL FUNDS (Cost $142,035,754)		140,417,940

TOTAL LONG-TERM INVESTMENTS (Cost $142,035,754)		140,417,940

TOTAL INVESTMENTS — 100.0% (Cost $142,035,754) (b)		140,417,940

Other Assets/(Liabilities) — (0.0)%		(17,676)

NET ASSETS — 100.0%		$140,400,264

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

28

MassMutual Select T. Rowe Price Retirement 2015 Fund – Portfolio of Investments
March 31, 2022 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 48.5%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	1,951,241	$20,605,100
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	1,904,535	27,311,025
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	180,795	2,438,929
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	827,654	11,206,433
MM S&P 500 Index Fund, Class I (a)	570,146	11,391,516
		72,953,003
Fixed Income Funds — 51.5%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	3,217,745	30,890,352
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	630,215	5,218,177
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	1,976,893	20,618,996
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	535,510	3,711,087
State Street Institutional U.S. Government Money Market Fund	2,908,392	2,908,392
T. Rowe Price Dynamic Global Bond Fund, Class I	599,979	5,867,798

	Number of Shares	Value
T. Rowe Price Institutional Floating Rate Fund	352,581	$3,395,355
T. Rowe Price Institutional High Yield Fund	587,272	4,897,850
		77,508,007

TOTAL MUTUAL FUNDS (Cost $150,615,257)		150,461,010

TOTAL LONG-TERM INVESTMENTS (Cost $150,615,257)		150,461,010

TOTAL INVESTMENTS — 100.0% (Cost $150,615,257) (b)		150,461,010

Other Assets/(Liabilities) — (0.0)%		(9,506)

NET ASSETS — 100.0%		$150,451,504

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

29

MassMutual Select T. Rowe Price Retirement 2020 Fund – Portfolio of Investments
March 31, 2022 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 52.1%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	10,119,460	$106,861,495
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	9,447,680	135,479,735
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	941,847	12,705,510
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	4,016,631	54,385,183
MM S&P 500 Index Fund, Class I (a)	3,065,301	61,244,723
		370,676,646
Fixed Income Funds — 47.9%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	14,313,939	137,413,815
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	2,748,774	22,759,846
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	7,872,416	82,109,301
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	2,554,018	17,699,347
State Street Institutional U.S. Government Money Market Fund	17,760,257	17,760,257
T. Rowe Price Dynamic Global Bond Fund, Class I	2,696,825	26,374,951

	Number of Shares	Value
T. Rowe Price Institutional Floating Rate Fund	1,578,289	$15,198,922
T. Rowe Price Institutional High Yield Fund	2,580,705	21,523,081
		340,839,520

TOTAL MUTUAL FUNDS (Cost $701,015,006)		711,516,166

TOTAL LONG-TERM INVESTMENTS (Cost $701,015,006)		711,516,166

TOTAL INVESTMENTS — 100.0% (Cost $701,015,006) (b)		711,516,166

Other Assets/(Liabilities) — (0.0)%		(150,948)

NET ASSETS — 100.0%		$711,365,218

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

30

MassMutual Select T. Rowe Price Retirement 2025 Fund – Portfolio of Investments
March 31, 2022 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 59.9%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	11,271,576	$119,027,841
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	10,551,740	151,311,950
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	1,046,361	14,115,411
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	4,639,678	62,821,245
MM S&P 500 Index Fund, Class I (a)	3,327,093	66,475,327
		413,751,774
Fixed Income Funds — 40.1%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	12,313,077	118,205,544
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	2,115,453	17,515,949
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	4,903,591	51,144,450
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	2,713,796	18,806,604
State Street Institutional U.S. Government Money Market Fund	19,029,802	19,029,802
T. Rowe Price Dynamic Global Bond Fund, Class I	2,312,045	22,611,799

	Number of Shares	Value
T. Rowe Price Institutional Floating Rate Fund	1,308,246	$12,598,408
T. Rowe Price Institutional High Yield Fund	2,000,272	16,682,270
		276,594,826

TOTAL MUTUAL FUNDS (Cost $680,230,617)		690,346,600

TOTAL LONG-TERM INVESTMENTS (Cost $680,230,617)		690,346,600

TOTAL INVESTMENTS — 100.0% (Cost $680,230,617) (b)		690,346,600

Other Assets/(Liabilities) — (0.0)%		(170,645)

NET ASSETS — 100.0%		$690,175,955

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

31

MassMutual Select T. Rowe Price Retirement 2030 Fund – Portfolio of Investments
March 31, 2022 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 71.3%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	30,724,958	$324,455,555
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	29,446,631	422,264,694
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	2,797,339	37,736,103
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	12,455,088	168,641,897
MM S&P 500 Index Fund, Class I (a)	8,597,458	171,777,207
		1,124,875,456
Fixed Income Funds — 28.7%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	21,948,290	210,703,580
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	3,020,929	25,013,293
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	4,003,424	41,755,713
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	6,606,168	45,780,747
State Street Institutional U.S. Government Money Market Fund	44,662,891	44,662,891
T. Rowe Price Dynamic Global Bond Fund, Class I	4,072,904	39,833,000

	Number of Shares	Value
T. Rowe Price Institutional Floating Rate Fund	2,185,656	$21,047,869
T. Rowe Price Institutional High Yield Fund	2,920,893	24,360,246
		453,157,339

TOTAL MUTUAL FUNDS (Cost $1,492,476,018)		1,578,032,795

TOTAL LONG-TERM INVESTMENTS (Cost $1,492,476,018)		1,578,032,795

TOTAL INVESTMENTS — 100.0% (Cost $1,492,476,018) (b)		1,578,032,795

Other Assets/(Liabilities) — (0.0)%		(597,787)

NET ASSETS — 100.0%		$1,577,435,008

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

32

MassMutual Select T. Rowe Price Retirement 2035 Fund – Portfolio of Investments
March 31, 2022 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 81.6%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	16,892,215	$178,381,787
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	17,624,370	252,733,459
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	1,555,176	20,979,326
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	6,896,634	93,380,422
MM S&P 500 Index Fund, Class I (a)	3,951,025	78,941,483
		624,416,477
Fixed Income Funds — 18.4%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	6,925,212	66,482,038
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	788,776	6,531,064
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	713,171	7,438,377
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	2,635,697	18,265,378
State Street Institutional U.S. Government Money Market Fund	16,803,578	16,803,578
T. Rowe Price Dynamic Global Bond Fund, Class I	1,303,695	12,750,133

	Number of Shares	Value
T. Rowe Price Institutional Floating Rate Fund	666,238	$6,415,872
T. Rowe Price Institutional High Yield Fund	744,814	6,211,749
		140,898,189

TOTAL MUTUAL FUNDS (Cost $724,658,581)		765,314,666

TOTAL LONG-TERM INVESTMENTS (Cost $724,658,581)		765,314,666

TOTAL INVESTMENTS — 100.0% (Cost $724,658,581) (b)		765,314,666

Other Assets/(Liabilities) — (0.0)%		(325,672)

NET ASSETS — 100.0%		$764,988,994

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

33

MassMutual Select T. Rowe Price Retirement 2040 Fund – Portfolio of Investments
March 31, 2022 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 90.6%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	33,239,553	$351,009,679
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	36,435,241	522,481,351
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	3,042,453	41,042,688
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	13,531,238	183,212,960
MM S&P 500 Index Fund, Class I (a)	6,415,021	128,172,126
		1,225,918,804
Fixed Income Funds — 9.5%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	5,927,789	56,906,770
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	327,039	2,707,887
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	1,267,761	13,222,744
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	2,671,209	18,511,475
State Street Institutional U.S. Government Money Market Fund	18,329,098	18,329,098

	Number of Shares	Value
T. Rowe Price Dynamic Global Bond Fund, Class I	1,173,421	$11,476,061
T. Rowe Price Institutional High Yield Fund	859,266	7,166,280
		128,320,315

TOTAL MUTUAL FUNDS (Cost $1,244,621,733)		1,354,239,119

TOTAL LONG-TERM INVESTMENTS (Cost $1,244,621,733)		1,354,239,119

TOTAL INVESTMENTS — 100.1% (Cost $1,244,621,733) (b)		1,354,239,119

Other Assets/(Liabilities) — (0.1)%		(722,935)

NET ASSETS — 100.0%		$1,353,516,184

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

34

MassMutual Select T. Rowe Price Retirement 2045 Fund – Portfolio of Investments
March 31, 2022 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 95.0%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	15,139,691	$159,875,140
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	16,719,123	239,752,223
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	1,389,563	18,745,204
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	6,302,244	85,332,390
MM S&P 500 Index Fund, Class I (a)	3,030,248	60,544,349
		564,249,306
Fixed Income Funds — 5.1%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	1,027,824	9,867,111
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	555,839	5,797,402
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	523,882	3,630,502
State Street Institutional U.S. Government Money Market Fund	9,062,507	9,062,507

	Number of Shares	Value
T. Rowe Price Dynamic Global Bond Fund, Class I	194,428	$1,901,508
		30,259,030

TOTAL MUTUAL FUNDS (Cost $555,082,950)		594,508,336

TOTAL LONG-TERM INVESTMENTS (Cost $555,082,950)		594,508,336

TOTAL INVESTMENTS — 100.1% (Cost $555,082,950) (b)		594,508,336

Other Assets/(Liabilities) — (0.1)%		(331,339)

NET ASSETS — 100.0%		$594,176,997

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

35

MassMutual Select T. Rowe Price Retirement 2050 Fund – Portfolio of Investments
March 31, 2022 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 96.4%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	23,894,570	$252,326,663
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	26,318,704	377,410,217
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	2,184,864	29,473,820
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	9,925,728	134,394,363
MM S&P 500 Index Fund, Class I (a)	4,771,269	95,329,962
		888,935,025
Fixed Income Funds — 3.7%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	942,359	9,046,642
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	863,607	9,007,423
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	395,130	2,738,248
State Street Institutional U.S. Government Money Market Fund	11,370,907	11,370,907

	Number of Shares	Value
T. Rowe Price Dynamic Global Bond Fund, Class I	172,415	$1,686,215
		33,849,435

TOTAL MUTUAL FUNDS (Cost $848,188,130)		922,784,460

TOTAL LONG-TERM INVESTMENTS (Cost $848,188,130)		922,784,460

TOTAL INVESTMENTS — 100.1% (Cost $848,188,130) (b)		922,784,460

Other Assets/(Liabilities) — (0.1)%		(558,666)

NET ASSETS — 100.0%		$922,225,794

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

36

MassMutual Select T. Rowe Price Retirement 2055 Fund – Portfolio of Investments
March 31, 2022 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 96.8%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	9,140,351	$96,522,112
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	10,096,209	144,779,642
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	841,688	11,354,365
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	3,803,170	51,494,917
MM S&P 500 Index Fund, Class I (a)	1,824,261	36,448,744
		340,599,780
Fixed Income Funds — 3.3%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	357,523	3,432,224
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	330,556	3,447,693
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	151,016	1,046,542
State Street Institutional U.S. Government Money Market Fund	2,841,647	2,841,647

	Number of Shares	Value
T. Rowe Price Dynamic Global Bond Fund, Class I	63,730	$623,278
		11,391,384

TOTAL MUTUAL FUNDS (Cost $332,027,215)		351,991,164

TOTAL LONG-TERM INVESTMENTS (Cost $332,027,215)		351,991,164

TOTAL INVESTMENTS — 100.1% (Cost $332,027,215) (b)		351,991,164

Other Assets/(Liabilities) — (0.1)%		(199,323)

NET ASSETS — 100.0%		$351,791,841

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

37

MassMutual Select T. Rowe Price Retirement 2060 Fund – Portfolio of Investments
March 31, 2022 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 96.9%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	3,505,805	$37,021,299
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	3,875,827	55,579,357
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	322,918	4,356,159
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	1,454,055	19,687,906
MM S&P 500 Index Fund, Class I (a)	701,597	14,017,910
		130,662,631
Fixed Income Funds — 3.2%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	127,392	1,222,967
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	125,924	1,313,391
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	61,561	426,616
State Street Institutional U.S. Government Money Market Fund	1,138,264	1,138,264

	Number of Shares	Value
T. Rowe Price Dynamic Global Bond Fund, Class I	24,581	$240,400
		4,341,638

TOTAL MUTUAL FUNDS (Cost $134,092,619)		135,004,269

TOTAL LONG-TERM INVESTMENTS (Cost $134,092,619)		135,004,269

TOTAL INVESTMENTS — 100.1% (Cost $134,092,619) (b)		135,004,269

Other Assets/(Liabilities) — (0.1)%		(74,551)

NET ASSETS — 100.0%		$134,929,718

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

38

[THIS PAGE INTENTIONALLY LEFT BLANK]

MassMutual Target Allocation Funds, MassMutual RetireSMARTSM by JPMorgan Funds, and MassMutual Select T. Rowe Price Retirement Funds – Financial Statements
Statements of Assets and Liabilities March 31, 2022 (Unaudited)

	MassMutual 20/80 Allocation Fund	MassMutual 40/60 Allocation Fund
Assets:
Investments, at value - unaffiliated issuers (Note 2) (a)	$21,242,529	$28,123,711
Investments, at value - affiliated issuers (Note 2 & 7) (b)	167,910,337	199,142,865
Total investments	189,152,866	227,266,576
Receivables from:
Investments sold
Regular delivery	294,939	158,650
Fund shares sold	11,141	84,016
Investment adviser (Note 3)	12,049	7,380
Dividends	144,610	115,811
Prepaid expenses	53,701	53,703
Total assets	189,669,306	227,686,136
Liabilities:
Payables for:
Investments purchased
Regular delivery	18,972	19,987
Fund shares repurchased	268,539	241,119
Trustees’ fees and expenses (Note 3)	20,655	34,673
Affiliates (Note 3):
Administration fees	51,929	56,018
Service fees	17,056	69,974
Distribution fees	3,706	12,168
Accrued expense and other liabilities	45,931	49,328
Total liabilities	426,788	483,267
Net assets	$189,242,518	$227,202,869
Net assets consist of:
Paid-in capital	$197,172,961	$230,002,799
Accumulated Gain (Loss)	(7,930,443)	(2,799,930)
Net assets	$189,242,518	$227,202,869

(a)	Cost of investments - unaffiliated issuers:	$20,935,840	$26,736,844
(b)	Cost of investments - affiliated issuers:	$177,342,783	$207,224,134

The accompanying notes are an integral part of the financial statements.

40

MassMutual 60/40 Allocation Fund	MassMutual 80/20 Allocation Fund	MassMutual RetireSMART by JPMorgan In Retirement Fund	MassMutual RetireSMART by JPMorgan 2020 Fund	MassMutual RetireSMART by JPMorgan 2025 Fund

$26,420,092	$22,790,281	$22,923,988	$46,332,370	$35,722,142
175,733,197	120,846,516	85,477,602	166,906,855	144,175,338
202,153,289	143,636,797	108,401,590	213,239,225	179,897,480

—	—	1,289,425	4,635,600	2,974,227
67,715	52,837	34,845	65,896	105,673
8,301	7,369	12,912	11,892	16,247
82,425	47,752	62,945	131,646	85,736
53,700	53,700	64,023	65,668	67,238
202,365,430	143,798,455	109,865,740	218,149,927	183,146,601

23,684	36,302	12,897	27,093	21,055
55,791	18,434	1,323,546	4,699,958	3,062,452
28,197	10,034	33,775	58,024	15,238

55,304	40,327	39,128	50,102	45,218
47,635	36,289	28,692	57,688	57,082
7,625	10,936	12,879	28,068	33,350
45,951	35,228	75,975	74,918	61,968
264,187	187,550	1,526,892	4,995,851	3,296,363
$202,101,243	$143,610,905	$108,338,848	$213,154,076	$179,850,238

$196,532,387	$137,441,849	$107,088,834	$214,843,670	$179,121,117
5,568,856	6,169,056	1,250,014	(1,689,594)	729,121
$202,101,243	$143,610,905	$108,338,848	$213,154,076	$179,850,238

$24,114,156	$19,723,065	$22,994,281	$46,172,878	$34,766,134
$177,398,775	$121,422,390	$90,066,251	$176,110,551	$152,124,533

The accompanying notes are an integral part of the financial statements.

41

MassMutual Target Allocation Funds, MassMutual RetireSMARTSM by JPMorgan Funds, and MassMutual Select T. Rowe Price Retirement Funds – Financial Statements (Continued)
Statements of Assets and Liabilities March 31, 2022 (Unaudited)

	MassMutual 20/80 Allocation Fund	MassMutual 40/60 Allocation Fund
Class I shares:
Net assets	$14,118,734	$50,420,916
Shares outstanding (a)	1,485,956	5,335,626
Net asset value, offering price and redemption price per share	$9.50	$9.45
Class R5 shares:
Net assets	$7,868,259	$7,328,212
Shares outstanding (a)	829,302	774,462
Net asset value, offering price and redemption price per share	$9.49	$9.46
Service Class shares:
Net assets	$118,453,001	$16,101,845
Shares outstanding (a)	12,482,985	1,691,686
Net asset value, offering price and redemption price per share	$9.49	$9.52
Administrative Class shares:
Net assets	$21,242,345	$36,839,081
Shares outstanding (a)	2,230,216	3,870,947
Net asset value, offering price and redemption price per share	$9.52	$9.52
Class A shares:
Net assets	$17,006,800	$53,818,372
Shares outstanding (a)	1,774,800	5,631,091
Net asset value, and redemption price per share	$9.58	$9.56
Offering price per share (100/[100-maximum sales charge] of net asset value)	$10.14	$10.12
Class R4 shares:
Net assets	$3,542,197	$40,748,338
Shares outstanding (a)	365,747	4,328,230
Net asset value, offering price and redemption price per share	$9.68	$9.41
Class R3 shares:
Net assets	$7,011,182	$21,946,105
Shares outstanding (a)	746,322	2,340,037
Net asset value, offering price and redemption price per share	$9.39	$9.38

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

42

MassMutual 60/40 Allocation Fund	MassMutual 80/20 Allocation Fund	MassMutual RetireSMART by JPMorgan In Retirement Fund	MassMutual RetireSMART by JPMorgan 2020 Fund	MassMutual RetireSMART by JPMorgan 2025 Fund

$32,152,162	$41,122,562	$16,656,753	$49,311,858	$52,906,797
3,357,380	3,806,816	1,529,725	4,253,435	4,579,324
$9.58	$10.80	$10.89	$11.59	$11.55

$19,445,144	$7,124,963	$4,481,813	$30,920,126	$1,363,575
2,028,837	658,541	410,153	2,672,308	116,628
$9.58	$10.82	$10.93	$11.57	$11.69

$25,710,684	$14,993,695	$8,669,401	$16,397,356	$6,215,964
2,668,387	1,383,248	792,185	1,405,618	536,280
$9.64	$10.84	$10.94	$11.67	$11.59

$48,763,087	$22,296,504	$26,958,219	$27,979,144	$30,953,963
5,056,575	2,056,285	2,462,943	2,406,429	2,684,149
$9.64	$10.84	$10.95	$11.63	$11.53

$53,842,131	$27,234,987	$12,127,839	$25,121,502	$10,964,918
5,553,986	2,511,879	1,109,172	2,170,617	949,672
$9.69	$10.84	$10.93	$11.57	$11.55
$10.25	$11.47	$11.57	$12.24	$12.22

$10,021,897	$13,228,210	$18,298,168	$19,710,370	$26,376,117
1,048,598	1,240,397	1,702,323	1,739,472	2,327,283
$9.56	$10.66	$10.75	$11.33	$11.33

$12,166,138	$17,609,984	$21,146,655	$43,713,720	$51,068,904
1,278,743	1,661,423	1,984,162	3,938,029	4,516,415
$9.51	$10.60	$10.66	$11.10	$11.31

The accompanying notes are an integral part of the financial statements.

43

MassMutual Target Allocation Funds, MassMutual RetireSMARTSM by JPMorgan Funds, and MassMutual Select T. Rowe Price Retirement Funds – Financial Statements (Continued)
Statements of Assets and Liabilities March 31, 2022 (Unaudited)

	MassMutual RetireSMART by JPMorgan 2030 Fund	MassMutual RetireSMART by JPMorgan 2035 Fund
Assets:
Investments, at value - unaffiliated issuers (Note 2) (a)	$81,928,034	$33,581,479
Investments, at value - affiliated issuers (Note 2 & 7) (b)	306,089,450	134,775,402
Total investments	388,017,484	168,356,881
Receivables from:
Investments sold
Regular delivery	5,921,982	9,880,244
Fund shares sold	214,891	52,816
Investment adviser (Note 3)	7,229	10,856
Dividends	142,487	38,355
Prepaid expenses	63,314	67,306
Total assets	394,367,387	178,406,458
Liabilities:
Payables for:
Investments purchased
Regular delivery	36,239	4,122
Fund shares repurchased	6,134,155	9,919,271
Trustees’ fees and expenses (Note 3)	55,742	15,986
Affiliates (Note 3):
Administration fees	75,643	43,802
Service fees	93,079	52,494
Distribution fees	52,961	31,232
Accrued expense and other liabilities	88,466	53,572
Total liabilities	6,536,285	10,120,479
Net assets	$387,831,102	$168,285,979
Net assets consist of:
Paid-in capital	$382,512,997	$162,666,849
Accumulated Gain (Loss)	5,318,105	5,619,130
Net assets	$387,831,102	$168,285,979

(a)	Cost of investments - unaffiliated issuers:	$76,637,353	$30,384,353
(b)	Cost of investments - affiliated issuers:	$316,495,550	$139,574,296

The accompanying notes are an integral part of the financial statements.

44

MassMutual RetireSMART by JPMorgan 2040 Fund	MassMutual RetireSMART by JPMorgan 2045 Fund	MassMutual RetireSMART by JPMorgan 2050 Fund	MassMutual RetireSMART by JPMorgan 2055 Fund	MassMutual RetireSMART by JPMorgan 2060 Fund

$58,445,536	$25,976,913	$41,229,793	$13,388,247	$4,566,829
226,661,368	95,907,858	155,560,844	50,504,069	17,296,975
285,106,904	121,884,771	196,790,637	63,892,316	21,863,804

6,266,182	6,389,896	3,115,316	957,232	173,436
140,761	48,603	88,160	124,924	39,226
10,401	15,877	15,146	17,748	17,228
52,132	16,714	25,849	8,368	2,784
64,561	67,285	62,059	60,408	51,836
291,640,941	128,423,146	200,097,167	65,060,996	22,148,314

4,080	687	1,020	331	113
6,404,963	6,437,638	3,202,139	1,081,722	212,262
34,210	9,611	17,188	2,444	708

60,385	37,978	47,484	28,810	21,182
59,057	40,173	37,738	21,064	1,915
32,595	23,050	20,487	15,056	903
66,548	44,799	51,278	34,857	30,874
6,661,838	6,593,936	3,377,334	1,184,284	267,957
$284,979,103	$121,829,210	$196,719,833	$63,876,712	$21,880,357

$270,576,495	$114,293,940	$186,099,201	$60,601,764	$20,858,928
14,402,608	7,535,270	10,620,632	3,274,948	1,021,429
$284,979,103	$121,829,210	$196,719,833	$63,876,712	$21,880,357

$52,509,307	$22,861,940	$36,508,318	$11,891,205	$4,117,908
$231,907,033	$98,248,875	$158,505,803	$51,997,627	$18,020,353

The accompanying notes are an integral part of the financial statements.

45

MassMutual Target Allocation Funds, MassMutual RetireSMARTSM by JPMorgan Funds, and MassMutual Select T. Rowe Price Retirement Funds – Financial Statements (Continued)
Statements of Assets and Liabilities March 31, 2022 (Unaudited)

	MassMutual RetireSMART by JPMorgan 2030 Fund	MassMutual RetireSMART by JPMorgan 2035 Fund
Class I shares:
Net assets	$66,214,333	$48,995,075
Shares outstanding (a)	5,517,225	4,021,562
Net asset value, offering price and redemption price per share	$12.00	$12.18
Class R5 shares:
Net assets	$83,047,321	$3,380,881
Shares outstanding (a)	6,956,799	277,011
Net asset value, offering price and redemption price per share	$11.94	$12.20
Service Class shares:
Net assets	$27,067,367	$7,397,890
Shares outstanding (a)	2,248,840	597,117
Net asset value, offering price and redemption price per share	$12.04	$12.39
Administrative Class shares:
Net assets	$64,602,259	$27,086,291
Shares outstanding (a)	5,384,442	2,199,382
Net asset value, offering price and redemption price per share	$12.00	$12.32
Class A shares:
Net assets	$32,257,096	$9,098,124
Shares outstanding (a)	2,702,086	741,814
Net asset value, and redemption price per share	$11.94	$12.26
Offering price per share (100/[100-maximum sales charge] of net asset value)	$12.63	$12.97
Class R4 shares:
Net assets	$28,284,738	$22,243,026
Shares outstanding (a)	2,401,049	1,838,171
Net asset value, offering price and redemption price per share	$11.78	$12.10
Class R3 shares:
Net assets	$86,357,988	$50,084,692
Shares outstanding (a)	7,480,353	4,153,910
Net asset value, offering price and redemption price per share	$11.54	$12.06

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

46

MassMutual RetireSMART by JPMorgan 2040 Fund	MassMutual RetireSMART by JPMorgan 2045 Fund	MassMutual RetireSMART by JPMorgan 2050 Fund	MassMutual RetireSMART by JPMorgan 2055 Fund	MassMutual RetireSMART by JPMorgan 2060 Fund

$55,231,805	$31,481,182	$31,770,556	$14,767,920	$13,540,396
4,489,552	2,540,360	3,505,977	1,381,145	1,273,285
$12.30	$12.39	$9.06	$10.69	$10.63

$57,560,680	$1,391,532	$50,193,316	$1,024,255	$224,229
4,680,625	112,227	5,548,912	95,722	21,078
$12.30	$12.40	$9.05	$10.70	$10.64

$21,490,124	$3,572,786	$10,851,465	$3,045,846	$2,608,447
1,737,601	287,760	1,191,118	283,340	246,583
$12.37	$12.42	$9.11	$10.75	$10.58

$57,629,493	$21,580,290	$43,072,893	$11,071,625	$2,529,728
4,689,406	1,749,596	4,751,711	1,038,975	239,584
$12.29	$12.33	$9.06	$10.66	$10.56

$19,778,262	$7,575,458	$10,882,101	$1,890,612	$364,941
1,617,663	616,265	1,205,189	174,672	34,457
$12.23	$12.29	$9.03	$10.82	$10.59
$12.94	$13.01	$9.56	$11.45	$11.21

$19,655,072	$18,756,185	$15,290,852	$6,834,983	$1,120,752
1,631,970	1,550,790	1,713,094	645,267	106,149
$12.04	$12.09	$8.93	$10.59	$10.56

$53,633,667	$37,471,777	$34,658,650	$25,241,471	$1,491,864
4,554,045	3,107,323	3,922,551	2,397,904	141,803
$11.78	$12.06	$8.84	$10.53	$10.52

The accompanying notes are an integral part of the financial statements.

47

MassMutual Target Allocation Funds, MassMutual RetireSMARTSM by JPMorgan Funds, and MassMutual Select T. Rowe Price Retirement Funds – Financial Statements (Continued)
Statements of Assets and Liabilities March 31, 2022 (Unaudited)

	MassMutual Select T. Rowe Price Retirement Balanced Fund	MassMutual Select T. Rowe Price Retirement 2005 Fund
Assets:
Investments, at value - unaffiliated issuers (Note 2) (a)	$23,733,504	$3,228,039
Investments, at value - affiliated issuers (Note 2 & 7) (b)	173,048,992	25,523,868
Total investments	196,782,496	28,751,907
Receivables from:
Investments sold
Regular delivery	277,788	35,000
Fund shares sold	22,210	14,570
Investment adviser (Note 3)	19,522	3,495
Dividends	63,714	9,454
Total assets	197,165,730	28,814,426
Liabilities:
Payables for:
Investments purchased
Regular delivery	275,000	46,105
Fund shares repurchased	23,828	3,428
Affiliates (Note 3):
Investment advisory fees	80,199	6,659
Service fees	10,331	2,614
Distribution fees	3,710	981
Total liabilities	393,068	59,787
Net assets	$196,772,662	$28,754,639
Net assets consist of:
Paid-in capital	$193,287,219	$28,877,392
Accumulated Gain (Loss)	3,485,443	(122,753)
Net assets	$196,772,662	$28,754,639

(a)	Cost of investments - unaffiliated issuers:	$23,995,985	$3,273,567
(b)	Cost of investments - affiliated issuers:	$176,622,602	$26,358,706

The accompanying notes are an integral part of the financial statements.

48

MassMutual Select T. Rowe Price Retirement 2010 Fund	MassMutual Select T. Rowe Price Retirement 2015 Fund	MassMutual Select T. Rowe Price Retirement 2020 Fund	MassMutual Select T. Rowe Price Retirement 2025 Fund	MassMutual Select T. Rowe Price Retirement 2030 Fund

$15,872,546	$17,069,395	$80,857,211	$70,922,279	$129,904,006
124,545,394	133,391,615	630,658,955	619,424,321	1,448,128,789
140,417,940	150,461,010	711,516,166	690,346,600	1,578,032,795

305,856	237,186	1,000,000	1,100,000	2,590,000
16,170	7,951	151,152	349,489	303,916
16,990	17,937	92,937	94,776	214,236
44,054	45,532	203,712	164,699	264,110
140,801,010	150,769,616	712,963,967	692,055,564	1,581,405,057

175,000	200,000	1,111,732	1,363,189	2,686,842
146,126	44,171	34,767	81,870	196,944

52,527	59,324	322,262	318,048	806,739
19,354	10,376	98,844	85,734	216,540
7,739	4,241	31,144	30,768	62,984
400,746	318,112	1,598,749	1,879,609	3,970,049
$140,400,264	$150,451,504	$711,365,218	$690,175,955	$1,577,435,008

$136,342,655	$143,353,895	$665,889,598	$635,812,980	$1,391,367,429
4,057,609	7,097,609	45,475,620	54,362,975	186,067,579
$140,400,264	$150,451,504	$711,365,218	$690,175,955	$1,577,435,008

$15,957,583	$17,155,471	$81,342,875	$71,409,157	$130,562,987
$126,078,171	$133,459,786	$619,672,131	$608,821,460	$1,361,913,031

The accompanying notes are an integral part of the financial statements.

49

MassMutual Target Allocation Funds, MassMutual RetireSMARTSM by JPMorgan Funds, and MassMutual Select T. Rowe Price Retirement Funds – Financial Statements (Continued)
Statements of Assets and Liabilities March 31, 2022 (Unaudited)

	MassMutual Select T. Rowe Price Retirement Balanced Fund	MassMutual Select T. Rowe Price Retirement 2005 Fund
Class I shares:
Net assets	$26,099,365	$17,955,186
Shares outstanding (a)	1,665,874	1,245,332
Net asset value, offering price and redemption price per share	$15.67	$14.42
Class M5 shares:
Net assets	$148,996,519	$6,680,105
Shares outstanding (a)	9,491,760	464,108
Net asset value, offering price and redemption price per share	$15.70	$14.39
Class M4 shares:
Net assets	$10,488,054	$2,531,373
Shares outstanding (a)	666,590	175,743
Net asset value, offering price and redemption price per share	$15.73	$14.40
Class M3 shares:
Net assets	$11,188,724	$1,587,975
Shares outstanding (a)	714,102	110,757
Net asset value, offering price and redemption price per share	$15.67	$14.34

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

50

MassMutual Select T. Rowe Price Retirement 2010 Fund	MassMutual Select T. Rowe Price Retirement 2015 Fund	MassMutual Select T. Rowe Price Retirement 2020 Fund	MassMutual Select T. Rowe Price Retirement 2025 Fund	MassMutual Select T. Rowe Price Retirement 2030 Fund

$79,150,638	$81,554,985	$346,537,634	$431,551,307	$745,974,873
5,140,730	5,141,207	21,859,359	25,868,984	42,851,992
$15.40	$15.86	$15.85	$16.68	$17.41

$31,337,236	$52,198,753	$209,634,406	$119,895,543	$482,633,323
2,037,320	3,295,516	13,234,769	7,196,022	27,753,657
$15.38	$15.84	$15.84	$16.66	$17.39

$18,227,729	$9,778,759	$106,422,439	$87,677,756	$246,603,015
1,183,659	615,695	6,712,899	5,263,102	14,183,461
$15.40	$15.88	$15.85	$16.66	$17.39

$11,684,661	$6,919,007	$48,770,739	$51,051,349	$102,223,797
759,078	437,389	3,073,551	3,071,337	5,874,755
$15.39	$15.82	$15.87	$16.62	$17.40

The accompanying notes are an integral part of the financial statements.

51

MassMutual Target Allocation Funds, MassMutual RetireSMARTSM by JPMorgan Funds, and MassMutual Select T. Rowe Price Retirement Funds – Financial Statements (Continued)
Statements of Assets and Liabilities March 31, 2022 (Unaudited)

	MassMutual Select T. Rowe Price Retirement 2035 Fund	MassMutual Select T. Rowe Price Retirement 2040 Fund
Assets:
Investments, at value - unaffiliated issuers (Note 2) (a)	$42,181,332	$36,971,439
Investments, at value - affiliated issuers (Note 2 & 7) (b)	723,133,334	1,317,267,680
Total investments	765,314,666	1,354,239,119
Receivables from:
Investments sold
Regular delivery	1,250,000	150,000
Fund shares sold	387,539	458,712
Investment adviser (Note 3)	109,379	191,670
Dividends	75,670	55,760
Total assets	767,137,254	1,355,095,261
Liabilities:
Payables for:
Investments purchased
Regular delivery	1,369,317	514,431
Fund shares repurchased	263,388	85,771
Affiliates (Note 3):
Investment advisory fees	389,876	745,432
Service fees	98,053	182,728
Distribution fees	27,626	50,715
Total liabilities	2,148,260	1,579,077
Net assets	$764,988,994	$1,353,516,184
Net assets consist of:
Paid-in capital	$669,450,305	$1,138,152,507
Accumulated Gain (Loss)	95,538,689	215,363,677
Net assets	$764,988,994	$1,353,516,184

(a)	Cost of investments - unaffiliated issuers:	$42,253,594	$36,923,248
(b)	Cost of investments - affiliated issuers:	$682,404,987	$1,207,698,485

The accompanying notes are an integral part of the financial statements.

52

MassMutual Select T. Rowe Price Retirement 2045 Fund	MassMutual Select T. Rowe Price Retirement 2050 Fund	MassMutual Select T. Rowe Price Retirement 2055 Fund	MassMutual Select T. Rowe Price Retirement 2060 Fund

$10,964,015	$13,057,122	$3,464,925	$1,378,664
583,544,321	909,727,338	348,526,239	133,625,605
594,508,336	922,784,460	351,991,164	135,004,269

—	500,000	200,000	75,000
447,920	566,472	272,482	273,110
84,324	122,338	45,534	16,785
4,426	4,347	1,480	573
595,045,006	923,977,617	352,510,660	135,369,737

267,387	993,593	436,155	331,260
176,823	67,140	34,173	16,078

319,757	524,294	187,288	70,737
83,299	131,546	47,802	17,803
20,743	35,250	13,401	4,141
868,009	1,751,823	718,819	440,019
$594,176,997	$922,225,794	$351,791,841	$134,929,718

$507,962,203	$775,353,294	$305,042,787	$123,849,381
86,214,794	146,872,500	46,749,054	11,080,337
$594,176,997	$922,225,794	$351,791,841	$134,929,718

$10,932,287	$13,026,918	$3,464,861	$1,381,332
$544,150,663	$835,161,212	$328,562,354	$132,711,287

The accompanying notes are an integral part of the financial statements.

53

MassMutual Target Allocation Funds, MassMutual RetireSMARTSM by JPMorgan Funds, and MassMutual Select T. Rowe Price Retirement Funds – Financial Statements (Continued)
Statements of Assets and Liabilities March 31, 2022 (Unaudited)

	MassMutual Select T. Rowe Price Retirement 2035 Fund	MassMutual Select T. Rowe Price Retirement 2040 Fund
Class I shares:
Net assets	$473,768,105	$638,786,745
Shares outstanding (a)	26,144,221	34,292,764
Net asset value, offering price and redemption price per share	$18.12	$18.63
Class M5 shares:
Net assets	$132,170,625	$416,400,559
Shares outstanding (a)	7,306,446	22,382,696
Net asset value, offering price and redemption price per share	$18.09	$18.60
Class M4 shares:
Net assets	$115,086,599	$215,159,835
Shares outstanding (a)	6,369,362	11,579,430
Net asset value, offering price and redemption price per share	$18.07	$18.58
Class M3 shares:
Net assets	$43,963,665	$83,169,045
Shares outstanding (a)	2,429,023	4,468,615
Net asset value, offering price and redemption price per share	$18.10	$18.61

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

54

MassMutual Select T. Rowe Price Retirement 2045 Fund	MassMutual Select T. Rowe Price Retirement 2050 Fund	MassMutual Select T. Rowe Price Retirement 2055 Fund	MassMutual Select T. Rowe Price Retirement 2060 Fund

$371,434,257	$402,845,913	$230,652,689	$65,371,411
19,618,641	21,102,411	12,129,118	3,447,472
$18.93	$19.09	$19.02	$18.96

$86,072,630	$302,348,203	$40,420,191	$39,176,132
4,553,119	15,856,699	2,128,865	2,071,035
$18.90	$19.07	$18.99	$18.92

$102,485,822	$159,223,585	$58,353,976	$23,268,999
5,435,397	8,366,577	3,080,736	1,234,074
$18.86	$19.03	$18.94	$18.86

$34,184,288	$57,808,093	$22,364,985	$7,113,176
1,806,966	3,035,120	1,180,186	377,154
$18.92	$19.05	$18.95	$18.86

The accompanying notes are an integral part of the financial statements.

55

MassMutual Target Allocation Funds, MassMutual RetireSMARTSM by JPMorgan Funds, and MassMutual Select T. Rowe Price Retirement Funds – Financial Statements (Continued)
Statements of Operations For the Six Months Ended March 31, 2022 (Unaudited)

	MassMutual 20/80 Allocation Fund	MassMutual 40/60 Allocation Fund
Investment income (Note 2):
Dividends - unaffiliated issuers	$972,230	$967,505
Dividends - affiliated issuers (Note 7)	4,172,224	4,043,318
Total investment income	5,144,454	5,010,823
Expenses (Note 3):
Custody fees	5,256	5,065
Audit fees	20,460	20,462
Legal fees	2,434	2,689
Proxy fees	527	527
Accounting & Administration fees	16,665	16,668
Shareholder reporting fees	13,952	15,027
Trustees’ fees	4,008	4,695
Registration and filing fees	49,763	49,762
Transfer agent fees	1,469	1,471
	114,534	116,366
Administration fees:
Class R5	4,041	4,778
Service Class	122,758	16,612
Administrative Class	34,773	59,318
Class A	28,024	87,380
Class R4	3,960	36,489
Class R3	5,833	16,786
Distribution and Service fees:
Class A	23,354	72,817
Class R4	4,950	45,611
Class R3	14,584	41,966
Total expenses	356,811	498,123
Expenses waived (Note 3):
Class I fees reimbursed by adviser	(6,802)	(10,733)
Class R5 fees reimbursed by adviser	(2,997)	(1,973)
Service Class fees reimbursed by adviser	(45,457)	(3,476)
Administrative Class fees reimbursed by adviser	(8,561)	(8,269)
Class A fees reimbursed by adviser	(6,902)	(12,161)
Class R4 fees reimbursed by adviser	(1,463)	(7,652)
Class R3 fees reimbursed by adviser	(2,172)	(3,560)
Net expenses:	282,457	450,299
Net investment income (loss)	4,861,997	4,560,524
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions - unaffiliated issuers	42,383	35,454
Investment transactions - affiliated issuers (Note 7)	462,376	282,985
Realized gain distributions - affiliated issuers (Note 7)	7,082,986	14,010,369
Net realized gain (loss)	7,587,745	14,328,808
Net change in unrealized appreciation (depreciation) on:
Investment transactions - unaffiliated issuers	(1,622,578)	(1,769,549)
Investment transactions - affiliated issuers (Note 7)	(19,202,167)	(23,722,703)
Net change in unrealized appreciation (depreciation)	(20,824,745)	(25,492,252)
Net realized gain (loss) and change in unrealized appreciation (depreciation)	(13,237,000)	(11,163,444)
Net increase (decrease) in net assets resulting from operations	$(8,375,003)	$(6,602,920)

The accompanying notes are an integral part of the financial statements.

56

MassMutual 60/40 Allocation Fund	MassMutual 80/20 Allocation Fund	MassMutual RetireSMART by JPMorgan In Retirement Fund	MassMutual RetireSMART by JPMorgan 2020 Fund	MassMutual RetireSMART by JPMorgan 2025 Fund

$861,803	$621,003	$444,266	$964,473	$986,835
3,021,611	1,811,479	2,191,483	4,775,153	3,518,225
3,883,414	2,432,482	2,635,749	5,739,626	4,505,060

4,823	5,187	7,373	6,637	6,822
20,254	20,248	20,453	20,565	20,255
2,637	1,794	1,795	3,571	2,926
527	527	527	527	527
16,669	16,666	15,434	16,786	16,780
14,245	10,953	17,322	20,469	16,640
4,412	2,788	3,282	6,411	4,413
49,763	49,762	49,157	49,697	49,489
1,468	1,469	1,469	1,469	1,469
114,798	109,394	116,812	126,132	119,321

11,265	3,894	2,412	17,022	697
25,548	16,017	9,703	23,308	7,818
80,440	34,268	45,951	51,084	51,185
84,432	44,798	20,891	44,467	19,491
10,259	13,840	12,130	21,018	26,727
12,964	18,460	21,716	47,151	56,910

70,360	37,332	17,409	37,056	16,243
12,824	17,300	15,163	26,272	33,409
32,408	46,150	54,290	117,877	142,274
455,298	341,453	316,477	511,387	474,075

(7,598)	(11,531)	(13,093)	(16,277)	(30,846)
(5,385)	(2,180)	(3,643)	(11,200)	(785)
(6,150)	(4,521)	(7,376)	(7,573)	(4,383)
(12,806)	(6,463)	(23,309)	(11,133)	(19,210)
(13,522)	(8,357)	(10,643)	(9,777)	(7,305)
(2,460)	(3,907)	(9,244)	(6,911)	(15,043)
(3,099)	(5,204)	(16,519)	(15,570)	(32,013)
404,278	299,290	232,650	432,946	364,490
3,479,136	2,133,192	2,403,099	5,306,680	4,140,570

46,221	35,685	512,379	1,980,772	1,636,784
1,817,792	1,400,871	1,627,069	4,743,609	3,688,236
19,085,809	15,710,895	5,162,041	11,267,199	12,035,174
20,949,822	17,147,451	7,301,489	17,991,580	17,360,194

(1,470,894)	(1,014,297)	(1,794,186)	(4,639,814)	(3,988,986)
(23,347,844)	(17,939,993)	(11,120,619)	(24,940,931)	(22,370,400)
(24,818,738)	(18,954,290)	(12,914,805)	(29,580,745)	(26,359,386)
(3,868,916)	(1,806,839)	(5,613,316)	(11,589,165)	(8,999,192)
$(389,780)	$326,353	$(3,210,217)	$(6,282,485)	$(4,858,622)

The accompanying notes are an integral part of the financial statements.

57

MassMutual Target Allocation Funds, MassMutual RetireSMARTSM by JPMorgan Funds, and MassMutual Select T. Rowe Price Retirement Funds – Financial Statements (Continued)
Statements of Operations For the Six Months Ended March 31, 2022 (Unaudited)

	MassMutual RetireSMART by JPMorgan 2030 Fund	MassMutual RetireSMART by JPMorgan 2035 Fund
Investment income (Note 2):
Dividends - unaffiliated issuers	$2,270,107	$993,371
Dividends - affiliated issuers (Note 7)	6,773,108	2,664,407
Total investment income	9,043,215	3,657,778
Expenses (Note 3):
Custody fees	6,541	6,474
Audit fees	20,482	20,459
Legal fees	5,444	2,504
Proxy fees	527	527
Accounting & Administration fees	16,912	16,836
Shareholder reporting fees	24,541	14,381
Trustees’ fees	9,026	3,560
Registration and filing fees	49,331	49,089
Transfer agent fees	1,471	1,469
	134,275	115,299
Administration fees:
Class R5	41,637	1,804
Service Class	36,800	7,851
Administrative Class	110,422	48,138
Class A	55,890	19,607
Class R4	30,010	23,118
Class R3	87,574	52,730
Distribution and Service fees:
Class A	46,574	16,339
Class R4	37,512	28,898
Class R3	218,936	131,824
Total expenses	799,630	445,608
Expenses waived (Note 3):
Class I fees reimbursed by adviser	(8,104)	(19,534)
Class R5 fees reimbursed by adviser	(10,385)	(1,353)
Service Class fees reimbursed by adviser	(4,554)	(2,944)
Administrative Class fees reimbursed by adviser	(9,197)	(12,029)
Class A fees reimbursed by adviser	(4,635)	(4,891)
Class R4 fees reimbursed by adviser	(3,740)	(8,652)
Class R3 fees reimbursed by adviser	(10,947)	(19,729)
Net expenses:	748,068	376,476
Net investment income (loss)	8,295,147	3,281,302
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions - unaffiliated issuers	2,247,366	1,309,499
Investment transactions - affiliated issuers (Note 7)	7,001,561	4,030,186
Realized gain distributions - affiliated issuers (Note 7)	30,983,017	16,236,548
Net realized gain (loss)	40,231,944	21,576,233
Net change in unrealized appreciation (depreciation) on:
Investment transactions - unaffiliated issuers	(6,808,224)	(2,951,751)
Investment transactions - affiliated issuers (Note 7)	(49,204,662)	(23,749,940)
Net change in unrealized appreciation (depreciation)	(56,012,886)	(26,701,691)
Net realized gain (loss) and change in unrealized appreciation (depreciation)	(15,780,942)	(5,125,458)
Net increase (decrease) in net assets resulting from operations	$(7,485,795)	$(1,844,156)

The accompanying notes are an integral part of the financial statements.

58

MassMutual RetireSMART by JPMorgan 2040 Fund	MassMutual RetireSMART by JPMorgan 2045 Fund	MassMutual RetireSMART by JPMorgan 2050 Fund	MassMutual RetireSMART by JPMorgan 2055 Fund	MassMutual RetireSMART by JPMorgan 2060 Fund

$1,702,922	$762,843	$1,179,206	$376,488	$133,883
3,810,630	1,395,793	2,168,042	684,825	247,960
5,513,552	2,158,636	3,347,248	1,061,313	381,843

6,467	6,996	7,045	7,335	7,968
20,469	20,453	20,459	20,240	20,236
3,806	1,752	2,431	824	260
527	527	527	527	527
16,922	16,837	16,888	16,834	16,835
18,326	11,687	13,597	8,811	7,640
6,207	2,500	3,515	1,236	389
49,562	49,088	48,985	49,202	44,304
1,471	1,469	1,467	1,468	1,469
123,757	111,309	114,914	106,477	99,628

28,929	691	25,078	576	134
25,492	4,246	11,931	3,172	2,372
98,611	38,827	70,948	16,896	3,471
36,494	15,243	20,282	5,867	870
20,668	19,193	15,788	7,447	1,091
54,050	38,712	34,335	24,506	1,505

30,411	12,702	16,902	4,889	725
25,834	23,992	19,735	9,309	1,364
135,124	96,780	85,837	61,264	3,762
579,370	361,695	415,750	240,403	114,922

(11,169)	(23,773)	(13,639)	(23,564)	(63,504)
(12,218)	(1,037)	(23,506)	(1,836)	(1,193)
(5,329)	(3,158)	(5,575)	(5,090)	(10,537)
(13,916)	(19,373)	(22,180)	(18,202)	(10,269)
(5,136)	(7,556)	(6,323)	(6,169)	(2,586)
(4,371)	(14,359)	(7,403)	(12,015)	(4,841)
(11,447)	(28,924)	(16,084)	(39,599)	(6,686)
515,784	263,515	321,040	133,928	15,306
4,997,768	1,895,121	3,026,208	927,385	366,537

1,774,963	944,302	1,148,240	405,983	169,133
6,045,680	3,607,827	3,498,920	1,885,589	663,720
29,337,864	13,832,891	21,529,485	6,789,416	2,468,796
37,158,507	18,385,020	26,176,645	9,080,988	3,301,649

(4,287,025)	(1,948,308)	(2,748,724)	(914,654)	(332,814)
(39,162,969)	(18,081,173)	(26,278,866)	(9,097,025)	(3,244,396)
(43,449,994)	(20,029,481)	(29,027,590)	(10,011,679)	(3,577,210)
(6,291,487)	(1,644,461)	(2,850,945)	(930,691)	(275,561)
$(1,293,719)	$250,660	$175,263	$(3,306)	$90,976

The accompanying notes are an integral part of the financial statements.

59

MassMutual Target Allocation Funds, MassMutual RetireSMARTSM by JPMorgan Funds, and MassMutual Select T. Rowe Price Retirement Funds – Financial Statements (Continued)
Statements of Operations For the Six Months Ended March 31, 2022 (Unaudited)

	MassMutual Select T. Rowe Price Retirement Balanced Fund	MassMutual Select T. Rowe Price Retirement 2005 Fund
Investment income (Note 2):
Dividends - unaffiliated issuers	$372,036	$57,206
Dividends - affiliated issuers (Note 7)	4,944,424	724,361
Total investment income	5,316,460	781,567
Expenses (Note 3):
Investment advisory fees:
Class I	51,546	36,774
Class M5	416,846	22,028
Class M4	31,901	7,783
Class M3	16,727	4,593
Distribution and Service fees:
Class M4	14,607	3,408
Class M3	15,318	4,022
Total expenses	546,945	78,608
Expenses waived (Note 3):
Class I fees reimbursed by adviser	(16,525)	(12,743)
Class M5 fees reimbursed by adviser	(96,896)	(5,625)
Class M4 fees reimbursed by adviser	(7,425)	(1,988)
Class M3 fees reimbursed by adviser	(3,892)	(1,173)
Net expenses:	422,207	57,079
Net investment income (loss)	4,894,253	724,488
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions - unaffiliated issuers	8,390	11,803
Investment transactions - affiliated issuers (Note 7)	2,213,035	164,852
Realized gain distributions - unaffiliated issuers	99,750	15,419
Realized gain distributions - affiliated issuers (Note 7)	8,243,405	1,309,628
Net realized gain (loss)	10,564,580	1,501,702
Net change in unrealized appreciation (depreciation) on:
Investment transactions - unaffiliated issuers	(561,328)	(95,781)
Investment transactions - affiliated issuers (Note 7)	(19,237,283)	(2,827,125)
Net change in unrealized appreciation (depreciation)	(19,798,611)	(2,922,906)
Net realized gain (loss) and change in unrealized appreciation (depreciation)	(9,234,031)	(1,421,204)
Net increase (decrease) in net assets resulting from operations	$(4,339,778)	$(696,716)

The accompanying notes are an integral part of the financial statements.

60

MassMutual Select T. Rowe Price Retirement 2010 Fund	MassMutual Select T. Rowe Price Retirement 2015 Fund	MassMutual Select T. Rowe Price Retirement 2020 Fund	MassMutual Select T. Rowe Price Retirement 2025 Fund	MassMutual Select T. Rowe Price Retirement 2030 Fund

$263,345	$269,593	$1,210,685	$953,011	$1,525,675
3,430,272	3,512,146	16,564,115	14,335,875	28,971,191
3,693,617	3,781,739	17,774,800	15,288,886	30,496,866

159,775	169,142	727,443	976,304	1,680,092
105,774	184,658	867,047	606,007	2,233,005
56,233	30,103	356,218	297,799	870,824
38,006	20,947	164,829	167,359	373,894

24,620	12,755	143,868	114,187	316,894
33,280	17,752	133,141	128,343	272,120
417,688	435,357	2,392,546	2,289,999	5,746,829

(54,540)	(54,578)	(246,525)	(323,798)	(538,631)
(26,619)	(44,411)	(208,359)	(145,214)	(493,882)
(14,139)	(7,239)	(85,607)	(71,433)	(192,684)
(9,560)	(5,040)	(39,631)	(40,150)	(82,739)
312,830	324,089	1,812,424	1,709,404	4,438,893
3,380,787	3,457,650	15,962,376	13,579,482	26,057,973

23,024	31,599	(55,077)	35,412	(95,220)
2,067,317	3,538,069	17,041,815	18,263,469	25,614,950
70,467	73,795	338,540	278,036	491,796
7,072,923	7,923,395	41,651,434	44,829,260	121,946,435
9,233,731	11,566,858	58,976,712	63,406,177	147,957,961

(411,628)	(434,523)	(1,755,180)	(1,413,958)	(2,017,147)
(15,517,818)	(18,075,182)	(90,021,984)	(91,782,612)	(211,032,105)
(15,929,446)	(18,509,705)	(91,777,164)	(93,196,570)	(213,049,252)
(6,695,715)	(6,942,847)	(32,800,452)	(29,790,393)	(65,091,291)
$(3,314,928)	$(3,485,197)	$(16,838,076)	$(16,210,911)	$(39,033,318)

The accompanying notes are an integral part of the financial statements.

61

MassMutual Target Allocation Funds, MassMutual RetireSMARTSM by JPMorgan Funds, and MassMutual Select T. Rowe Price Retirement Funds – Financial Statements (Continued)
Statements of Operations For the Six Months Ended March 31, 2022 (Unaudited)

	MassMutual Select T. Rowe Price Retirement 2035 Fund	MassMutual Select T. Rowe Price Retirement 2040 Fund
Investment income (Note 2):
Dividends - unaffiliated issuers	$438,298	$620,372
Dividends - affiliated issuers (Note 7)	12,852,218	21,959,483
Total investment income	13,290,516	22,579,855
Expenses (Note 3):
Investment advisory fees:
Class I	1,121,649	1,379,821
Class M5	805,473	2,256,258
Class M4	410,126	799,883
Class M3	163,381	325,832
Distribution and Service fees:
Class M4	143,001	269,866
Class M3	113,934	219,860
Total expenses	2,757,564	5,251,520
Expenses waived (Note 3):
Class I fees reimbursed by adviser	(356,456)	(424,422)
Class M5 fees reimbursed by adviser	(179,765)	(492,350)
Class M4 fees reimbursed by adviser	(91,590)	(174,566)
Class M3 fees reimbursed by adviser	(36,484)	(71,124)
Net expenses:	2,093,269	4,089,058
Net investment income (loss)	11,197,247	18,490,797
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions - unaffiliated issuers	42,140	2,326
Investment transactions - affiliated issuers (Note 7)	12,561,240	20,444,207
Realized gain distributions - unaffiliated issuers	153,313	(150,491)
Realized gain distributions - affiliated issuers (Note 7)	66,499,665	130,697,881
Net realized gain (loss)	79,256,358	150,993,923
Net change in unrealized appreciation (depreciation) on:
Investment transactions - unaffiliated issuers	(600,807)	(514,395)
Investment transactions - affiliated issuers (Note 7)	(108,740,594)	(203,092,718)
Net change in unrealized appreciation (depreciation)	(109,341,401)	(203,607,113)
Net realized gain (loss) and change in unrealized appreciation (depreciation)	(30,085,043)	(52,613,190)
Net increase (decrease) in net assets resulting from operations	$(18,887,796)	$(34,122,393)

The accompanying notes are an integral part of the financial statements.

62

MassMutual Select T. Rowe Price Retirement 2045 Fund	MassMutual Select T. Rowe Price Retirement 2050 Fund	MassMutual Select T. Rowe Price Retirement 2055 Fund	MassMutual Select T. Rowe Price Retirement 2060 Fund

$25,339	$31,613	$11,243	$4,399
9,196,667	14,343,717	5,297,035	1,940,475
9,222,006	14,375,330	5,308,278	1,944,874

838,700	914,325	420,704	186,537
706,381	1,572,049	497,111	141,906
363,650	578,621	200,148	79,514
132,190	230,545	83,917	25,897

119,937	189,588	65,493	26,019
87,197	151,078	54,920	16,948
2,248,055	3,636,206	1,322,293	476,821

(253,728)	(265,530)	(115,718)	(51,334)
(143,341)	(304,802)	(90,299)	(25,812)
(73,831)	(112,210)	(36,371)	(14,462)
(26,837)	(44,712)	(15,249)	(4,710)
1,750,318	2,908,952	1,064,656	380,503
7,471,688	11,466,378	4,243,622	1,564,371

57,173	82,804	32,627	7,524
8,253,877	10,213,251	4,081,937	1,770,326
25,808	36,644	13,185	5,003
58,970,118	92,611,083	34,125,956	12,509,152
67,306,976	102,943,782	38,253,705	14,292,005

(79,595)	(141,523)	(52,546)	(15,037)
(89,797,168)	(136,732,332)	(51,174,213)	(19,188,717)
(89,876,763)	(136,873,855)	(51,226,759)	(19,203,754)
(22,569,787)	(33,930,073)	(12,973,054)	(4,911,749)
$(15,098,099)	$(22,463,695)	$(8,729,432)	$(3,347,378)

The accompanying notes are an integral part of the financial statements.

63

MassMutual Target Allocation Funds, MassMutual RetireSMARTSM by JPMorgan Funds, and MassMutual Select T. Rowe Price Retirement Funds – Financial Statements (Continued)
Statements of Changes in Net Assets

	MassMutual 20/80 Allocation Fund
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$4,861,997	$4,853,510
Net realized gain (loss)	7,587,745	12,231,136
Net change in unrealized appreciation (depreciation)	(20,824,745)	(568,220)
Net increase (decrease) in net assets resulting from operations	(8,375,003)	16,516,426
Distributions to shareholders (Note 2):
Class I	(1,238,827)	(1,021,241)
Class R5	(600,769)	(374,459)
Service Class	(8,033,664)	(6,084,666)
Administrative Class	(1,380,292)	(1,730,543)
Class A	(1,138,922)	(1,019,820)
Class R4	(245,146)	(166,392)
Class R3	(352,697)	(350,793)
Total distributions	(12,990,317)	(10,747,914)
Net fund share transactions (Note 5):
Class I	(2,893,026)	640,552
Class R5	2,726,861	10,857
Service Class	8,109,408	5,939,309
Administrative Class	(3,429,611)	(8,031,556)
Class A	(846,319)	(2,836,256)
Class R4	(302,179)	(2,723,094)
Class R3	1,898,801	(1,397,985)
Increase (decrease) in net assets from fund share transactions	5,263,935	(8,398,173)
Total increase (decrease) in net assets	(16,101,385)	(2,629,661)
Net assets
Beginning of period	205,343,903	207,973,564
End of period	$189,242,518	$205,343,903

The accompanying notes are an integral part of the financial statements.

64

MassMutual 40/60 Allocation Fund		MassMutual 60/40 Allocation Fund
Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021

$4,560,524	$4,354,969	$3,479,136	$3,278,539
14,328,808	17,886,148	20,949,822	22,260,237
(25,492,252)	6,944,147	(24,818,738)	14,518,027
(6,602,920)	29,185,264	(389,780)	40,056,803

(4,148,911)	(2,350,248)	(3,794,867)	(1,097,223)
(1,032,740)	(542,748)	(3,219,903)	(691,355)
(1,343,448)	(932,924)	(3,146,970)	(1,000,979)
(3,071,255)	(2,544,613)	(6,382,082)	(2,459,971)
(4,443,631)	(3,312,929)	(6,723,767)	(2,120,316)
(2,964,646)	(1,469,659)	(1,207,371)	(353,565)
(1,638,358)	(432,892)	(1,497,170)	(540,657)
(18,642,989)	(11,586,013)	(25,972,130)	(8,264,066)

8,651,254	7,292,276	7,332,516	3,482,192
(69,012)	(1,499,097)	2,066,219	2,615,974
903,785	(2,067,919)	4,350,413	(4,198,629)
(3,592,500)	(12,663,811)	(6,263,006)	(8,045,715)
(2,008,463)	(12,990,498)	3,579,214	(10,730,727)
12,056,595	798,555	505,028	(1,056,129)
17,057,675	(1,984,417)	(576,431)	(3,691,482)
32,999,334	(23,114,911)	10,993,953	(21,624,516)
7,753,425	(5,515,660)	(15,367,957)	10,168,221

219,449,444	224,965,104	217,469,200	207,300,979
$227,202,869	$219,449,444	$202,101,243	$217,469,200

The accompanying notes are an integral part of the financial statements.

65

MassMutual Target Allocation Funds, MassMutual RetireSMARTSM by JPMorgan Funds, and MassMutual Select T. Rowe Price Retirement Funds – Financial Statements (Continued)
Statements of Changes in Net Assets

	MassMutual 80/20 Allocation Fund
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$2,133,192	$1,722,728
Net realized gain (loss)	17,147,451	13,817,211
Net change in unrealized appreciation (depreciation)	(18,954,290)	15,323,675
Net increase (decrease) in net assets resulting from operations	326,353	30,863,614
Distributions to shareholders (Note 2):
Class I	(4,471,193)	(1,893,092)
Class R5	(1,041,225)	(336,870)
Service Class	(1,807,424)	(567,307)
Administrative Class	(2,483,791)	(1,097,631)
Class A	(3,033,006)	(1,301,110)
Class R4	(1,513,090)	(587,085)
Class R3	(1,933,462)	(913,691)
Total distributions	(16,283,191)	(6,696,786)
Net fund share transactions (Note 5):
Class I	6,660,126	1,992,320
Class R5	620,502	249,411
Service Class	793,314	2,812,159
Administrative Class	1,084,104	(3,618,048)
Class A	(2,721,615)	(3,601,539)
Class R4	560,016	(1,578,998)
Class R3	413,678	(2,021,783)
Increase (decrease) in net assets from fund share transactions	7,410,125	(5,766,478)
Total increase (decrease) in net assets	(8,546,713)	18,400,350
Net assets
Beginning of period	152,157,618	133,757,268
End of period	$143,610,905	$152,157,618

The accompanying notes are an integral part of the financial statements.

66

MassMutual RetireSMART by JPMorgan In Retirement Fund		MassMutual RetireSMART by JPMorgan 2020 Fund
Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021

$2,403,099	$3,910,486	$5,306,680	$7,231,280
7,301,489	19,360,760	17,991,580	32,904,933
(12,914,805)	(985,861)	(29,580,745)	2,530,103
(3,210,217)	22,285,385	(6,282,485)	42,666,316

(2,168,614)	(1,281,353)	(5,427,736)	(2,564,369)
(583,890)	(337,121)	(3,589,231)	(2,435,234)
(1,226,005)	(998,395)	(2,853,464)	(1,803,008)
(3,703,959)	(1,758,950)	(3,361,305)	(2,359,066)
(1,511,593)	(4,185,695)	(2,911,317)	(4,612,594)
(1,429,001)	(776,122)	(2,185,392)	(1,462,041)
(2,558,247)	(1,581,636)	(5,025,570)	(2,920,677)
(13,181,309)	(10,919,272)	(25,354,015)	(18,156,989)

1,794,484	(3,324,278)	4,937,447	3,910,094
(1,373,850)	435,730	(3,669,886)	(7,984,930)
(171,417)	(7,121,702)	(9,591,795)	(8,369,506)
(870,438)	(595,186)	(10,847,131)	(7,158,402)
(634,622)	(64,029,196)	(2,944,846)	(62,556,049)
8,105,276	(3,246,708)	(1,256,289)	(7,645,267)
1,132,606	(7,370,747)	653,042	(11,559,220)
7,982,039	(85,252,087)	(22,719,458)	(101,363,280)
(8,409,487)	(73,885,974)	(54,355,958)	(76,853,953)

116,748,335	190,634,309	267,510,034	344,363,987
$108,338,848	$116,748,335	$213,154,076	$267,510,034

The accompanying notes are an integral part of the financial statements.

67

MassMutual Target Allocation Funds, MassMutual RetireSMARTSM by JPMorgan Funds, and MassMutual Select T. Rowe Price Retirement Funds – Financial Statements (Continued)
Statements of Changes in Net Assets

	MassMutual RetireSMART by JPMorgan 2025 Fund
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$4,140,570	$5,264,263
Net realized gain (loss)	17,360,194	32,017,363
Net change in unrealized appreciation (depreciation)	(26,359,386)	6,087,986
Net increase (decrease) in net assets resulting from operations	(4,858,622)	43,369,612
Distributions to shareholders (Note 2):
Class I	(6,727,045)	(3,213,506)
Class R5	(170,263)	(33,951)
Service Class	(1,005,276)	(561,635)
Administrative Class	(4,048,008)	(2,465,327)
Class A	(1,319,721)	(4,502,094)
Class R4	(3,159,331)	(1,910,226)
Class R3	(6,859,146)	(3,819,675)
Total distributions	(23,288,790)	(16,506,414)
Net fund share transactions (Note 5):
Class I	4,525,639	1,684,826
Class R5	193,619	819,887
Service Class	(1,542,124)	(2,100,359)
Administrative Class	1,113,167	(8,795,084)
Class A	(1,169,836)	(62,530,974)
Class R4	783,379	(3,749,374)
Class R3	(213,809)	(12,799,337)
Increase (decrease) in net assets from fund share transactions	3,690,035	(87,470,415)
Total increase (decrease) in net assets	(24,457,377)	(60,607,217)
Net assets
Beginning of period	204,307,615	264,914,832
End of period	$179,850,238	$204,307,615

The accompanying notes are an integral part of the financial statements.

68

MassMutual RetireSMART by JPMorgan 2030 Fund		MassMutual RetireSMART by JPMorgan 2035 Fund
Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021

$8,295,147	$8,231,055	$3,281,302	$2,788,974
40,231,944	50,277,386	21,576,233	26,891,204
(56,012,886)	29,694,014	(26,701,691)	16,592,101
(7,485,795)	88,202,455	(1,844,156)	46,272,279

(7,590,627)	(2,771,252)	(7,493,815)	(2,098,478)
(9,879,698)	(3,683,540)	(507,462)	(115,358)
(4,887,084)	(2,484,660)	(1,116,572)	(375,163)
(8,294,775)	(3,495,256)	(4,300,099)	(1,243,039)
(3,907,101)	(4,508,898)	(1,587,976)	(1,894,666)
(3,261,072)	(1,617,889)	(3,138,533)	(1,043,751)
(9,912,512)	(4,084,867)	(7,197,154)	(2,182,956)
(47,732,869)	(22,646,362)	(25,341,611)	(8,953,411)

9,785,388	6,664,481	2,977,187	3,346,152
14,994,124	(2,990,481)	405,507	787,383
(13,610,423)	(11,081,271)	428,731	(1,656,107)
(2,641,592)	(3,876,626)	(1,172,275)	(1,214,423)
(520,760)	(68,752,181)	(3,096,821)	(36,356,681)
(1,581,473)	(6,053,147)	1,527,609	(4,455,903)
10,830,279	(13,903,673)	4,258,521	(10,743,198)
17,255,543	(99,992,898)	5,328,459	(50,292,777)
(37,963,121)	(34,436,805)	(21,857,308)	(12,973,909)

425,794,223	460,231,028	190,143,287	203,117,196
$387,831,102	$425,794,223	$168,285,979	$190,143,287

The accompanying notes are an integral part of the financial statements.

69

MassMutual Target Allocation Funds, MassMutual RetireSMARTSM by JPMorgan Funds, and MassMutual Select T. Rowe Price Retirement Funds – Financial Statements (Continued)
Statements of Changes in Net Assets

	MassMutual RetireSMART by JPMorgan 2040 Fund
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$4,997,768	$3,764,293
Net realized gain (loss)	37,158,507	37,862,229
Net change in unrealized appreciation (depreciation)	(43,449,994)	32,747,288
Net increase (decrease) in net assets resulting from operations	(1,293,719)	74,373,810
Distributions to shareholders (Note 2):
Class I	(7,184,429)	(883,182)
Class R5	(7,743,505)	(1,113,580)
Service Class	(3,883,802)	(525,453)
Administrative Class	(8,831,913)	(1,007,829)
Class A	(3,004,403)	(900,085)
Class R4	(2,703,434)	(398,076)
Class R3	(7,294,397)	(875,634)
Total distributions	(40,645,883)	(5,703,839)
Net fund share transactions (Note 5):
Class I	10,759,319	3,870,335
Class R5	2,675,824	86,549
Service Class	(2,724,233)	(3,077,408)
Administrative Class	1,735,688	295,247
Class A	(2,761,271)	(36,179,265)
Class R4	1,000,268	(8,693,510)
Class R3	8,712,893	(13,335,325)
Increase (decrease) in net assets from fund share transactions	19,398,488	(57,033,377)
Total increase (decrease) in net assets	(22,541,114)	11,636,594
Net assets
Beginning of period	307,520,217	295,883,623
End of period	$284,979,103	$307,520,217

The accompanying notes are an integral part of the financial statements.

70

MassMutual RetireSMART by JPMorgan 2045 Fund		MassMutual RetireSMART by JPMorgan 2050 Fund
Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021

$1,895,121	$1,421,719	$3,026,208	$2,105,122
18,385,020	20,969,325	26,176,645	23,782,150
(20,029,481)	15,567,728	(29,027,590)	23,878,457
250,660	37,958,772	175,263	49,765,729

(5,197,007)	(1,026,207)	(4,001,187)	(439,469)
(233,390)	(43,936)	(6,771,126)	(1,003,491)
(750,930)	(167,829)	(1,792,181)	(233,370)
(4,119,090)	(832,689)	(6,326,202)	(693,031)
(1,394,259)	(1,232,845)	(1,613,009)	(519,288)
(3,070,820)	(795,600)	(2,086,826)	(279,871)
(6,234,573)	(1,619,261)	(4,577,472)	(546,001)
(21,000,069)	(5,718,367)	(27,168,003)	(3,714,521)

6,322,763	3,379,864	9,000,982	3,190,555
297,802	168,831	6,386,415	(2,908,732)
(389,683)	(723,264)	(115,798)	(137,559)
(1,170,819)	2,121,410	2,994,079	3,017,064
(2,759,750)	(23,562,563)	(2,257,767)	(19,246,407)
2,438,899	(3,160,347)	1,119,851	(2,853,407)
3,680,050	(11,948,690)	4,875,871	(6,081,271)
8,419,262	(33,724,759)	22,003,633	(25,019,757)
(12,330,147)	(1,484,354)	(4,989,107)	21,031,451

134,159,357	135,643,711	201,708,940	180,677,489
$121,829,210	$134,159,357	$196,719,833	$201,708,940

The accompanying notes are an integral part of the financial statements.

71

MassMutual Target Allocation Funds, MassMutual RetireSMARTSM by JPMorgan Funds, and MassMutual Select T. Rowe Price Retirement Funds – Financial Statements (Continued)
Statements of Changes in Net Assets

	MassMutual RetireSMART by JPMorgan 2055 Fund
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$927,385	$643,885
Net realized gain (loss)	9,080,988	8,513,792
Net change in unrealized appreciation (depreciation)	(10,011,679)	7,891,642
Net increase (decrease) in net assets resulting from operations	(3,306)	17,049,319
Distributions to shareholders (Note 2):
Class I	(2,006,510)	(578,530)
Class R5	(140,902)	(41,165)
Service Class	(427,079)	(143,426)
Administrative Class	(1,486,503)	(443,948)
Class A	(278,324)	(613,895)
Class R4	(978,197)	(417,683)
Class R3	(3,173,283)	(1,317,852)
Class M5	—	—
Class M4	—	—
Class M3	—	—
Total distributions	(8,490,798)	(3,556,499)
Net fund share transactions (Note 5):
Class I	2,753,814	2,423,753
Class R5	(391,005)	682,992
Service Class	190,355	209,875
Administrative Class	1,610,435	1,697,156
Class A	(4,170,136)	(6,251,387)
Class R4	38,759	(608,359)
Class R3	4,600,610	(5,132,943)
Class M5	—	—
Class M4	—	—
Class M3	—	—
Increase (decrease) in net assets from fund share transactions	4,632,832	(6,978,913)
Total increase (decrease) in net assets	(3,861,272)	6,513,907
Net assets
Beginning of period	67,737,984	61,224,077
End of period	$63,876,712	$67,737,984

The accompanying notes are an integral part of the financial statements.

72

MassMutual RetireSMART by JPMorgan 2060 Fund		MassMutual Select T. Rowe Price Retirement Balanced Fund
Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021

$366,537	$253,947	$4,894,253	$2,493,205
3,301,649	2,246,314	10,564,580	13,616,655
(3,577,210)	2,564,704	(19,798,611)	8,169,359
90,976	5,064,965	(4,339,778)	24,279,219

(1,805,036)	(679,980)	(2,585,460)	(825,060)
(29,013)	(55,034)	—	—
(294,339)	(79,066)	—	—
(264,001)	(70,351)	—	—
(59,676)	(85,769)	—	—
(126,810)	(49,037)	—	—
(163,129)	(109,042)	—	—
—	—	(14,662,986)	(5,404,774)
—	—	(981,001)	(780,868)
—	—	(532,352)	(202,562)
(2,742,004)	(1,128,279)	(18,761,799)	(7,213,264)

450,330	1,688,197	4,122,672	4,724,907
(1,110,367)	397,580	—	—
864,112	312,652	—	—
585,954	643,251	—	—
(192,075)	(885,058)	—	—
232,481	84,937	—	—
142,130	(741,244)	—	—
—	—	14,833,823	13,444,076
—	—	(2,401,923)	(7,425,851)
—	—	5,536,162	(354,901)
972,565	1,500,315	22,090,734	10,388,231
(1,678,463)	5,437,001	(1,010,843)	27,454,186

23,558,820	18,121,819	197,783,505	170,329,319
$21,880,357	$23,558,820	$196,772,662	$197,783,505

The accompanying notes are an integral part of the financial statements.

73

MassMutual Target Allocation Funds, MassMutual RetireSMARTSM by JPMorgan Funds, and MassMutual Select T. Rowe Price Retirement Funds – Financial Statements (Continued)
Statements of Changes in Net Assets

	MassMutual Select T. Rowe Price Retirement 2005 Fund
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$724,488	$523,707
Net realized gain (loss)	1,501,702	3,810,753
Net change in unrealized appreciation (depreciation)	(2,922,906)	19,058
Net increase (decrease) in net assets resulting from operations	(696,716)	4,353,518
Distributions to shareholders (Note 2):
Class I	(2,750,646)	(1,057,591)
Class M5	(1,254,316)	(390,897)
Class M4	(435,381)	(141,796)
Class M3	(252,072)	(55,596)
Total distributions	(4,692,415)	(1,645,880)
Net fund share transactions (Note 5):
Class I	3,683,949	(3,940,725)
Class M5	340,495	(1,350,703)
Class M4	(60,207)	(643,232)
Class M3	279,639	268,454
Increase (decrease) in net assets from fund share transactions	4,243,876	(5,666,206)
Total increase (decrease) in net assets	(1,145,255)	(2,958,568)
Net assets
Beginning of period	29,899,894	32,858,462
End of period	$28,754,639	$29,899,894

The accompanying notes are an integral part of the financial statements.

74

MassMutual Select T. Rowe Price Retirement 2010 Fund		MassMutual Select T. Rowe Price Retirement 2015 Fund
Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021

$3,380,787	$2,149,729	$3,457,650	$1,994,474
9,233,731	12,144,895	11,566,858	11,252,183
(15,929,446)	6,664,737	(18,509,705)	9,859,173
(3,314,928)	20,959,361	(3,485,197)	23,105,830

(8,034,238)	(3,326,410)	(7,318,355)	(3,224,766)
(4,122,512)	(1,167,166)	(6,292,593)	(2,462,179)
(2,002,161)	(1,260,759)	(911,386)	(510,957)
(1,406,657)	(526,947)	(672,724)	(285,443)
(15,565,568)	(6,281,282)	(15,195,058)	(6,483,345)

13,104,117	(3,974,695)	11,865,232	5,060,245
3,701,380	687,672	(4,135,092)	3,921,071
(5,861,932)	(6,556,405)	(951,253)	(2,387,102)
(473,545)	(2,013,476)	782,214	(985,897)
10,470,020	(11,856,904)	7,561,101	5,608,317
(8,410,476)	2,821,175	(11,119,154)	22,230,802

148,810,740	145,989,565	161,570,658	139,339,856
$140,400,264	$148,810,740	$150,451,504	$161,570,658

The accompanying notes are an integral part of the financial statements.

75

MassMutual Target Allocation Funds, MassMutual RetireSMARTSM by JPMorgan Funds, and MassMutual Select T. Rowe Price Retirement Funds – Financial Statements (Continued)
Statements of Changes in Net Assets

	MassMutual Select T. Rowe Price Retirement 2020 Fund
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$15,962,376	$8,885,449
Net realized gain (loss)	58,976,712	68,350,257
Net change in unrealized appreciation (depreciation)	(91,777,164)	51,903,112
Net increase (decrease) in net assets resulting from operations	(16,838,076)	129,138,818
Distributions to shareholders (Note 2):
Class I	(34,844,854)	(12,360,165)
Class M5	(34,353,981)	(10,865,930)
Class M4	(12,573,464)	(6,678,707)
Class M3	(5,847,991)	(2,294,268)
Total distributions	(87,620,290)	(32,199,070)
Net fund share transactions (Note 5):
Class I	83,466,987	2,723,752
Class M5	(31,633,265)	(8,789,345)
Class M4	(18,391,641)	(37,955,502)
Class M3	496,362	(18,352,574)
Increase (decrease) in net assets from fund share transactions	33,938,443	(62,373,669)
Total increase (decrease) in net assets	(70,519,923)	34,566,079
Net assets
Beginning of period	781,885,141	747,319,062
End of period	$711,365,218	$781,885,141

The accompanying notes are an integral part of the financial statements.

76

MassMutual Select T. Rowe Price Retirement 2025 Fund		MassMutual Select T. Rowe Price Retirement 2030 Fund
Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021

$13,579,482	$6,612,046	$26,057,973	$11,531,579
63,406,177	56,088,076	147,957,961	112,428,148
(93,196,570)	59,024,566	(213,049,252)	181,743,340
(16,210,911)	121,724,688	(39,033,318)	305,703,067

(39,896,413)	(12,461,008)	(57,773,560)	(15,761,035)
(20,726,297)	(6,426,451)	(64,993,323)	(16,203,011)
(9,222,674)	(3,433,898)	(22,804,375)	(9,523,116)
(5,178,774)	(1,990,274)	(10,071,168)	(3,085,222)
(75,024,158)	(24,311,631)	(155,642,426)	(44,572,384)

101,902,366	43,287,653	232,748,124	62,113,425
(49,516,540)	11,256,355	(80,473,445)	57,784,752
229,631	(5,003,142)	(15,655,827)	(58,359,309)
6,458,877	(12,633,520)	1,822,379	(33,002,711)
59,074,334	36,907,346	138,441,231	28,536,157
(32,160,735)	134,320,403	(56,234,513)	289,666,840

722,336,690	588,016,287	1,633,669,521	1,344,002,681
$690,175,955	$722,336,690	$1,577,435,008	$1,633,669,521

The accompanying notes are an integral part of the financial statements.

77

MassMutual Target Allocation Funds, MassMutual RetireSMARTSM by JPMorgan Funds, and MassMutual Select T. Rowe Price Retirement Funds – Financial Statements (Continued)
Statements of Changes in Net Assets

	MassMutual Select T. Rowe Price Retirement 2035 Fund
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$11,197,247	$4,148,036
Net realized gain (loss)	79,256,358	42,634,045
Net change in unrealized appreciation (depreciation)	(109,341,401)	99,978,517
Net increase (decrease) in net assets resulting from operations	(18,887,796)	146,760,598
Distributions to shareholders (Note 2):
Class I	(32,763,576)	(8,473,120)
Class M5	(20,742,335)	(5,490,596)
Class M4	(9,244,410)	(2,391,669)
Class M3	(3,608,202)	(1,372,936)
Total distributions	(66,358,523)	(17,728,321)
Net fund share transactions (Note 5):
Class I	140,861,583	61,811,417
Class M5	(72,364,159)	17,600,348
Class M4	7,253,798	27,195,717
Class M3	3,801,849	(26,034,441)
Increase (decrease) in net assets from fund share transactions	79,553,071	80,573,041
Total increase (decrease) in net assets	(5,693,248)	209,605,318
Net assets
Beginning of period	770,682,242	561,076,924
End of period	$764,988,994	$770,682,242

The accompanying notes are an integral part of the financial statements.

78

MassMutual Select T. Rowe Price Retirement 2040 Fund		MassMutual Select T. Rowe Price Retirement 2045 Fund
Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021

$18,490,797	$5,637,091	$7,471,688	$1,893,224
150,993,923	69,096,997	67,306,976	28,073,508
(203,607,113)	213,921,745	(89,876,763)	89,318,652
(34,122,393)	288,655,833	(15,098,099)	119,285,384

(36,056,081)	(9,279,529)	(21,166,192)	(4,711,717)
(53,396,718)	(11,348,863)	(16,777,545)	(3,915,508)
(16,502,684)	(6,713,026)	(7,420,678)	(1,690,198)
(6,931,706)	(1,914,156)	(2,571,996)	(814,412)
(112,887,189)	(29,255,574)	(47,936,411)	(11,131,835)

263,427,081	38,354,894	148,669,764	48,406,423
(111,088,293)	89,308,820	(87,667,451)	19,957,383
(11,736,905)	(53,092,819)	22,549,492	14,363,561
1,013,979	(29,142,186)	2,469,138	(22,159,855)
141,615,862	45,428,709	86,020,943	60,567,512
(5,393,720)	304,828,968	22,986,433	168,721,061

1,358,909,904	1,054,080,936	571,190,564	402,469,503
$1,353,516,184	$1,358,909,904	$594,176,997	$571,190,564

The accompanying notes are an integral part of the financial statements.

79

MassMutual Target Allocation Funds, MassMutual RetireSMARTSM by JPMorgan Funds, and MassMutual Select T. Rowe Price Retirement Funds – Financial Statements (Continued)
Statements of Changes in Net Assets

	MassMutual Select T. Rowe Price Retirement 2050 Fund
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$11,466,378	$2,600,288
Net realized gain (loss)	102,943,782	37,523,451
Net change in unrealized appreciation (depreciation)	(136,873,855)	149,233,866
Net increase (decrease) in net assets resulting from operations	(22,463,695)	189,357,605
Distributions to shareholders (Note 2):
Class I	(20,743,294)	(5,153,642)
Class M5	(31,856,014)	(7,799,608)
Class M4	(10,328,244)	(4,085,747)
Class M3	(4,275,899)	(1,220,747)
Total distributions	(67,203,451)	(18,259,744)
Net fund share transactions (Note 5):
Class I	168,582,715	50,555,390
Class M5	(68,215,257)	59,353,995
Class M4	13,316,092	(21,630,882)
Class M3	2,499,981	(11,460,628)
Increase (decrease) in net assets from fund share transactions	116,183,531	76,817,875
Total increase (decrease) in net assets	26,516,385	247,915,736
Net assets
Beginning of period	895,709,409	647,793,673
End of period	$922,225,794	$895,709,409

The accompanying notes are an integral part of the financial statements.

80

MassMutual Select T. Rowe Price Retirement 2055 Fund		MassMutual Select T. Rowe Price Retirement 2060 Fund
Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021

$4,243,622	$930,049	$1,564,371	$240,505
38,253,705	14,304,856	14,292,005	5,236,544
(51,226,759)	50,214,000	(19,203,754)	14,212,964
(8,729,432)	65,448,905	(3,347,378)	19,690,013

(9,025,508)	(2,253,961)	(4,688,197)	(924,535)
(11,205,031)	(2,902,228)	(2,856,276)	(471,099)
(3,746,457)	(931,634)	(1,576,504)	(386,399)
(1,509,059)	(521,858)	(472,782)	(168,503)
(25,486,055)	(6,609,681)	(9,593,759)	(1,950,536)

127,044,888	25,438,797	16,180,928	19,809,591
(82,591,364)	20,833,986	9,950,891	13,312,034
14,624,308	8,304,445	5,843,224	1,889,455
3,034,873	(6,861,974)	1,443,551	(1,095,127)
62,112,705	47,715,254	33,418,594	33,915,953
27,897,218	106,554,478	20,477,457	51,655,430

323,894,623	217,340,145	114,452,261	62,796,831
$351,791,841	$323,894,623	$134,929,718	$114,452,261

The accompanying notes are an integral part of the financial statements.

81

MassMutual 20/80 Allocation Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/22[r]	$ 10.60	$ 0.26	$ (0.65)	$ (0.39)	$ (0.33)	$ (0.38)	$ —	$ (0.71)	$ 9.50	(4.05%)[b]	$ 14,119	0.11%[a]	0.04%[a]	5.05%[a]
9/30/21	10.34	0.28	0.56	0.84	(0.38)	(0.20)	—	(0.58)	10.60	8.35%	18,990	0.12%	0.03%	2.67%
9/30/20	10.15	0.25	0.45	0.70	(0.31)	(0.20)	—	(0.51)	10.34	7.09%	17,848	0.11%	0.02%	2.49%
9/30/19	10.02	0.27	0.37	0.64	(0.32)	(0.19)	—	(0.51)	10.15	6.95%	12,197	0.12%	0.02%	2.78%
9/30/18	10.04	0.23	0.04	0.27	(0.29)	—	—	(0.29)	10.02	2.71%	8,431	0.12%	0.02%	2.27%
9/30/17	9.72	0.09	0.46	0.55	(0.22)	—	(0.01)	(0.23)	10.04	5.86%	6,399	0.12%	0.03%	0.88%
Class R5
3/31/22[r]	$ 10.59	$ 0.28	$ (0.68)	$ (0.40)	$ (0.32)	$ (0.38)	$ —	$ (0.70)	$ 9.49	(4.12%)[b]	$ 7,868	0.21%[a]	0.14%[a]	5.52%[a]
9/30/21	10.32	0.27	0.57	0.84	(0.37)	(0.20)	—	(0.57)	10.59	8.37%	6,108	0.22%	0.13%	2.62%
9/30/20	10.14	0.28	0.40	0.68	(0.30)	(0.20)	—	(0.50)	10.32	6.89%	5,946	0.21%	0.12%	2.85%
9/30/19	10.01	0.29	0.34	0.63	(0.31)	(0.19)	—	(0.50)	10.14	6.83%	6,919	0.22%	0.12%	2.96%
9/30/18	10.02	0.34	(0.07)	0.27	(0.28)	—	—	(0.28)	10.01	2.72%	7,023	0.22%	0.13%	3.45%
9/30/17	9.70	0.17	0.37	0.54	(0.21)	—	(0.01)	(0.22)	10.02	5.77%	11,556	0.22%	0.13%	1.76%
Service Class
3/31/22[r]	$ 10.58	$ 0.25	$ (0.65)	$ (0.40)	$ (0.31)	$ (0.38)	$ —	$ (0.69)	$ 9.49	(4.15%)[b]	$ 118,453	0.31%[a]	0.24%[a]	4.86%[a]
9/30/21	10.32	0.24	0.59	0.83	(0.37)	(0.20)	—	(0.57)	10.58	8.21%	123,549	0.32%	0.23%	2.27%
9/30/20	10.13	0.05	0.63	0.68	(0.29)	(0.20)	—	(0.49)	10.32	6.90%	114,464	0.31%	0.22%	0.51%
9/30/19	10.01	0.27	0.34	0.61	(0.30)	(0.19)	—	(0.49)	10.13	6.62%	9,225	0.32%	0.22%	2.74%
9/30/18	10.02	0.23	0.03	0.26	(0.27)	—	—	(0.27)	10.01	2.61%	7,882	0.32%	0.22%	2.27%
9/30/17	9.69	0.17	0.37	0.54	(0.20)	—	(0.01)	(0.21)	10.02	5.72%	7,138	0.32%	0.23%	1.80%

		Year ended September 30
	Six months ended March 31, 2022[b,r]	2021	2020	2019	2018	2017
Portfolio turnover rate	11%	26%	33%	39%	62%	39%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

82

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/22[r]	$ 10.60	$ 0.24	$ (0.66)	$ (0.42)	$ (0.28)	$ (0.38)	$ —	$ (0.66)	$ 9.52	(4.26%)[b]	$ 21,242	0.41%[a]	0.34%[a]	4.73%[a]
9/30/21	10.33	0.25	0.57	0.82	(0.35)	(0.20)	—	(0.55)	10.60	8.11%	26,944	0.42%	0.33%	2.40%
9/30/20	10.14	0.22	0.44	0.66	(0.27)	(0.20)	—	(0.47)	10.33	6.72%	34,036	0.41%	0.32%	2.17%
9/30/19	10.01	0.28	0.33	0.61	(0.29)	(0.19)	—	(0.48)	10.14	6.57%	32,206	0.42%	0.32%	2.87%
9/30/18	10.02	0.27	(0.02)	0.25	(0.26)	—	—	(0.26)	10.01	2.50%	39,271	0.42%	0.33%	2.72%
9/30/17	9.70	0.16	0.36	0.52	(0.19)	—	(0.01)	(0.20)	10.02	5.53%	52,556	0.42%	0.33%	1.64%
Class A
3/31/22[r]	$ 10.65	$ 0.23	$ (0.65)	$ (0.42)	$ (0.27)	$ (0.38)	$ —	$ (0.65)	$ 9.58	(4.31%)[b]	$ 17,007	0.66%[a]	0.59%[a]	4.54%[a]
9/30/21	10.38	0.22	0.57	0.79	(0.32)	(0.20)	—	(0.52)	10.65	7.76%	19,773	0.67%	0.58%	2.08%
9/30/20	10.19	0.23	0.41	0.64	(0.25)	(0.20)	—	(0.45)	10.38	6.45%	22,073	0.66%	0.57%	2.30%
9/30/19	10.05	0.25	0.34	0.59	(0.26)	(0.19)	—	(0.45)	10.19	6.34%	25,898	0.67%	0.57%	2.59%
9/30/18	10.05	0.23	0.00[d]	0.23	(0.23)	—	—	(0.23)	10.05	2.30%	27,681	0.67%	0.58%	2.25%
9/30/17	9.68	0.15	0.35	0.50	(0.12)	—	(0.01)	(0.13)	10.05	5.29%	32,580	0.67%	0.58%	1.50%
Class R4
3/31/22[r]	$ 10.76	$ 0.24	$ (0.67)	$ (0.43)	$ (0.27)	$ (0.38)	$ —	$ (0.65)	$ 9.68	(4.36%)[b]	$ 3,542	0.56%[a]	0.49%[a]	4.69%[a]
9/30/21	10.21	0.26	0.55	0.81	(0.06)	(0.20)	—	(0.26)	10.76	8.00%	4,254	0.57%	0.48%	2.46%
9/30/20	10.04	0.39	0.25	0.64	(0.27)	(0.20)	—	(0.47)	10.21	6.51%	6,643	0.56%	0.47%	3.94%
9/30/19	9.92	0.24	0.35	0.59	(0.28)	(0.19)	—	(0.47)	10.04	6.42%	124,050	0.57%	0.47%	2.47%
9/30/18	9.94	0.22	0.01	0.23	(0.25)	—	—	(0.25)	9.92	2.31%	106,763	0.57%	0.48%	2.24%
9/30/17	9.64	0.13	0.38	0.51	(0.20)	—	(0.01)	(0.21)	9.94	5.41%	98,559	0.57%	0.48%	1.37%
Class R3
3/31/22[r]	$ 10.45	$ 0.22	$ (0.65)	$ (0.43)	$ (0.25)	$ (0.38)	$ —	$ (0.63)	$ 9.39	(4.44%)[b]	$ 7,011	0.81%[a]	0.74%[a]	4.34%[a]
9/30/21	10.20	0.21	0.56	0.77	(0.32)	(0.20)	—	(0.52)	10.45	7.64%	5,725	0.82%	0.73%	2.06%
9/30/20	10.01	0.21	0.41	0.62	(0.23)	(0.20)	—	(0.43)	10.20	6.32%	6,964	0.81%	0.72%	2.11%
9/30/19	9.89	0.22	0.34	0.56	(0.25)	(0.19)	—	(0.44)	10.01	6.15%	7,102	0.82%	0.72%	2.30%
9/30/18	9.91	0.20	0.01	0.21	(0.23)	—	—	(0.23)	9.89	2.10%	7,635	0.82%	0.73%	2.03%
9/30/17	9.61	0.10	0.38	0.48	(0.17)	—	(0.01)	(0.18)	9.91	5.13%	7,538	0.82%	0.73%	1.00%

The accompanying notes are an integral part of the financial statements.

83

MassMutual 40/60 Allocation Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/22[r]	$ 10.57	$ 0.21	$ (0.45)	$ (0.24)	$ (0.33)	$ (0.55)	$ (0.88)	$ 9.45	(2.58%)[b]	$ 50,421	0.10%[a]	0.06%[a]	4.11%[a]
9/30/21	9.80	0.22	1.11	1.33	(0.33)	(0.23)	(0.56)	10.57	13.89%	47,449	0.11%	0.05%	2.09%
9/30/20	9.93	0.18	0.71	0.89	(0.24)	(0.78)	(1.02)	9.80	9.29%	36,725	0.10%	0.04%	1.94%
9/30/19	10.58	0.21	0.13	0.34	(0.31)	(0.68)	(0.99)	9.93	4.69%	28,843	0.10%	0.04%	2.13%
9/30/18	10.31	0.16	0.47	0.63	(0.34)	(0.02)	(0.36)	10.58	6.21%	12,666	0.09%	0.05%	1.50%
9/30/17	9.53	0.04	0.96	1.00	(0.22)	—	(0.22)	10.31	10.72%	7,078	0.08%	0.07%	0.40%
Class R5
3/31/22[r]	$ 10.57	$ 0.28	$ (0.52)	$ (0.24)	$ (0.32)	$ (0.55)	$ (0.87)	$ 9.46	(2.57%)[b]	$ 7,328	0.20%[a]	0.16%[a]	5.41%[a]
9/30/21	9.81	0.23	1.08	1.31	(0.32)	(0.23)	(0.55)	10.57	13.66%	8,580	0.21%	0.15%	2.23%
9/30/20	9.94	0.22	0.65	0.87	(0.22)	(0.78)	(1.00)	9.81	9.12%	9,331	0.20%	0.14%	2.34%
9/30/19	10.57	0.28	0.06	0.34	(0.29)	(0.68)	(0.97)	9.94	4.76%	9,972	0.20%	0.14%	2.88%
9/30/18	10.31	0.29	0.32	0.61	(0.33)	(0.02)	(0.35)	10.57	6.01%	25,611	0.19%	0.15%	2.78%
9/30/17	9.53	0.15	0.84	0.99	(0.21)	—	(0.21)	10.31	10.62%	41,947	0.18%	0.16%	1.52%
Service Class
3/31/22[r]	$ 10.62	$ 0.20	$ (0.44)	$ (0.24)	$ (0.31)	$ (0.55)	$ (0.86)	$ 9.52	(2.59%)[b]	$ 16,102	0.30%[a]	0.26%[a]	4.03%[a]
9/30/21	9.85	0.21	1.10	1.31	(0.31)	(0.23)	(0.54)	10.62	13.62%	16,971	0.31%	0.25%	2.06%
9/30/20	9.98	0.13	0.73	0.86	(0.21)	(0.78)	(0.99)	9.85	8.98%	17,683	0.30%	0.24%	1.37%
9/30/19	10.62	0.23	0.10	0.33	(0.29)	(0.68)	(0.97)	9.98	4.53%	11,427	0.30%	0.24%	2.35%
9/30/18	10.35	0.10	0.51	0.61	(0.32)	(0.02)	(0.34)	10.62	5.97%	11,330	0.29%	0.25%	0.96%
9/30/17	9.55	0.17	0.82	0.99	(0.19)	—	(0.19)	10.35	10.53%	4,509	0.28%	0.26%	1.77%

		Year ended September 30
	Six months ended March 31, 2022[b,r]	2021	2020	2019	2018	2017
Portfolio turnover rate	10%	24%	52%	43%	52%	30%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

84

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/22[r]	$ 10.61	$ 0.19	$ (0.44)	$ (0.25)	$ (0.29)	$ (0.55)	$ (0.84)	$ 9.52	(2.64%)[b]	$ 36,839	0.40%[a]	0.36%[a]	3.83%[a]
9/30/21	9.84	0.21	1.09	1.30	(0.30)	(0.23)	(0.53)	10.61	13.46%	44,399	0.41%	0.35%	2.02%
9/30/20	9.96	0.19	0.67	0.86	(0.20)	(0.78)	(0.98)	9.84	8.94%	53,133	0.40%	0.34%	1.98%
9/30/19	10.59	0.23	0.09	0.32	(0.27)	(0.68)	(0.95)	9.96	4.50%	70,893	0.40%	0.34%	2.40%
9/30/18	10.32	0.23	0.37	0.60	(0.31)	(0.02)	(0.33)	10.59	5.86%	87,160	0.39%	0.35%	2.18%
9/30/17	9.54	0.12	0.85	0.97	(0.19)	—	(0.19)	10.32	10.36%	98,641	0.38%	0.36%	1.26%
Class A
3/31/22[r]	$ 10.64	$ 0.19	$ (0.45)	$ (0.26)	$ (0.27)	$ (0.55)	$ (0.82)	$ 9.56	(2.78%)[b]	$ 53,818	0.65%[a]	0.61%[a]	3.72%[a]
9/30/21	9.86	0.18	1.10	1.28	(0.27)	(0.23)	(0.50)	10.64	13.26%	61,814	0.66%	0.60%	1.73%
9/30/20	9.99	0.16	0.67	0.83	(0.18)	(0.78)	(0.96)	9.86	8.56%	69,682	0.65%	0.59%	1.67%
9/30/19	10.61	0.21	0.09	0.30	(0.24)	(0.68)	(0.92)	9.99	4.24%	81,959	0.65%	0.59%	2.13%
9/30/18	10.34	0.20	0.37	0.57	(0.28)	(0.02)	(0.30)	10.61	5.56%	91,459	0.64%	0.60%	1.90%
9/30/17	9.54	0.11	0.85	0.96	(0.16)	—	(0.16)	10.34	10.22%	115,392	0.63%	0.61%	1.18%
Class R4
3/31/22[r]	$ 10.51	$ 0.19	$ (0.45)	$ (0.26)	$ (0.29)	$ (0.55)	$ (0.84)	$ 9.41	(2.81%)[b]	$ 40,748	0.55%[a]	0.51%[a]	3.85%[a]
9/30/21	9.75	0.17	1.10	1.27	(0.28)	(0.23)	(0.51)	10.51	13.27%	32,786	0.56%	0.50%	1.65%
9/30/20	9.88	0.18	0.67	0.85	(0.20)	(0.78)	(0.98)	9.75	8.87%	29,626	0.55%	0.49%	1.96%
9/30/19	10.53	0.19	0.10	0.29	(0.26)	(0.68)	(0.94)	9.88	4.19%	40,232	0.55%	0.49%	2.02%
9/30/18	10.26	0.18	0.41	0.59	(0.30)	(0.02)	(0.32)	10.53	5.80%	34,455	0.54%	0.50%	1.69%
9/30/17	9.50	0.10	0.85	0.95	(0.19)	—	(0.19)	10.26	10.25%	28,109	0.53%	0.51%	1.06%
Class R3
3/31/22[r]	$ 10.50	$ 0.22	$ (0.49)	$ (0.27)	$ (0.30)	$ (0.55)	$ (0.85)	$ 9.38	(2.94%)[b]	$ 21,946	0.80%[a]	0.76%[a]	4.42%[a]
9/30/21	9.74	0.17	1.08	1.25	(0.26)	(0.23)	(0.49)	10.50	13.07%	7,450	0.81%	0.75%	1.69%
9/30/20	9.86	0.14	0.68	0.82	(0.16)	(0.78)	(0.94)	9.74	8.56%	8,785	0.80%	0.74%	1.46%
9/30/19	10.50	0.18	0.09	0.27	(0.23)	(0.68)	(0.91)	9.86	3.95%	9,050	0.80%	0.74%	1.90%
9/30/18	10.24	0.18	0.37	0.55	(0.27)	(0.02)	(0.29)	10.50	5.46%	11,230	0.79%	0.75%	1.73%
9/30/17	9.47	0.07	0.86	0.93	(0.16)	—	(0.16)	10.24	10.04%	12,819	0.78%	0.76%	0.72%

The accompanying notes are an integral part of the financial statements.

85

MassMutual 60/40 Allocation Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/22[r]	$ 10.96	$ 0.18	$ (0.16)	$ 0.02	$ (0.38)	$ (1.02)	$ (1.40)	$ 9.58	(0.20%)[b]	$ 32,152	0.11%[a]	0.06%[a]	3.45%[a]
9/30/21	9.50	0.19	1.70	1.89	(0.28)	(0.15)	(0.43)	10.96	20.32%	28,917	0.11%	0.05%	1.81%
9/30/20	9.90	0.16	0.71	0.87	(0.21)	(1.06)	(1.27)	9.50	9.14%	21,696	0.11%	0.04%	1.73%
9/30/19	11.21	0.21	(0.12)aa	0.09	(0.32)	(1.08)	(1.40)	9.90	3.17%	15,679	0.11%	0.04%	2.19%
9/30/18	10.77	0.20	0.75	0.95	(0.40)	(0.11)	(0.51)	11.21	9.07%	8,011	0.10%	0.06%	1.84%
9/30/17	9.55	0.02	1.41	1.43	(0.21)	—	(0.21)	10.77	15.26%	10,236	0.10%	0.09%	0.24%
Class R5
3/31/22[r]	$ 10.96	$ 0.21	$ (0.20)	$ 0.01	$ (0.37)	$ (1.02)	$ (1.39)	$ 9.58	(0.29%)[b]	$ 19,445	0.21%[a]	0.16%[a]	4.00%[a]
9/30/21	9.50	0.16	1.72	1.88	(0.27)	(0.15)	(0.42)	10.96	20.21%	20,602	0.21%	0.15%	1.56%
9/30/20	9.91	0.18	0.67	0.85	(0.20)	(1.06)	(1.26)	9.50	8.93%	15,435	0.21%	0.14%	1.92%
9/30/19	11.21	0.22	(0.14)aa	0.08	(0.30)	(1.08)	(1.38)	9.91	3.12%	12,028	0.21%	0.14%	2.21%
9/30/18	10.77	0.29	0.65	0.94	(0.39)	(0.11)	(0.50)	11.21	8.96%	13,583	0.20%	0.16%	2.60%
9/30/17	9.55	0.12	1.30	1.42	(0.20)	—	(0.20)	10.77	15.16%	21,697	0.20%	0.17%	1.24%
Service Class
3/31/22[r]	$ 11.01	$ 0.18	$ (0.17)	$ 0.01	$ (0.36)	$ (1.02)	$ (1.38)	$ 9.64	(0.42%)[b]	$ 25,711	0.31%[a]	0.26%[a]	3.39%[a]
9/30/21	9.54	0.17	1.71	1.88	(0.26)	(0.15)	(0.41)	11.01	20.15%	24,617	0.31%	0.25%	1.60%
9/30/20	9.93	0.07	0.79	0.86	(0.19)	(1.06)	(1.25)	9.54	8.94%	25,087	0.31%	0.24%	0.76%
9/30/19	11.24	0.20	(0.14)aa	0.06	(0.29)	(1.08)	(1.37)	9.93	2.90%	9,014	0.31%	0.24%	2.03%
9/30/18	10.80	0.11	0.82	0.93	(0.38)	(0.11)	(0.49)	11.24	8.81%	8,522	0.30%	0.25%	1.01%
9/30/17	9.55	0.13	1.29	1.42	(0.17)	—	(0.17)	10.80	15.13%	4,209	0.30%	0.27%	1.29%

		Year ended September 30
	Six months ended March 31, 2022[b,r]	2021	2020	2019	2018	2017
Portfolio turnover rate	13%	28%	58%	44%	55%	33%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.
aa

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.

86

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/22[r]	$ 11.00	$ 0.17	$ (0.17)	$ (0.00)[d]	$ (0.34)	$ (1.02)	$ (1.36)	$ 9.64	(0.40%)[b]	$ 48,763	0.41%[a]	0.36%[a]	3.22%[a]
9/30/21	9.53	0.16	1.71	1.87	(0.25)	(0.15)	(0.40)	11.00	20.00%	61,143	0.41%	0.35%	1.53%
9/30/20	9.92	0.16	0.68	0.84	(0.17)	(1.06)	(1.23)	9.53	8.78%	59,725	0.41%	0.34%	1.71%
9/30/19	11.22	0.21	(0.15)aa	0.06	(0.28)	(1.08)	(1.36)	9.92	2.88%	81,829	0.41%	0.34%	2.11%
9/30/18	10.79	0.19	0.72	0.91	(0.37)	(0.11)	(0.48)	11.22	8.62%	93,858	0.40%	0.36%	1.75%
9/30/17	9.55	0.10	1.32	1.42	(0.18)	—	(0.18)	10.79	15.08%	96,560	0.40%	0.37%	1.00%
Class A
3/31/22[r]	$ 11.04	$ 0.16	$ (0.17)	$ (0.01)	$ (0.32)	$ (1.02)	$ (1.34)	$ 9.69	(0.51%)[b]	$ 53,842	0.66%[a]	0.61%[a]	3.04%[a]
9/30/21	9.57	0.14	1.70	1.84	(0.22)	(0.15)	(0.37)	11.04	19.60%	57,203	0.66%	0.60%	1.31%
9/30/20	9.96	0.13	0.69	0.82	(0.15)	(1.06)	(1.21)	9.57	8.51%	59,454	0.66%	0.59%	1.43%
9/30/19	11.24	0.19	(0.14)aa	0.05	(0.25)	(1.08)	(1.33)	9.96	2.67%	65,910	0.66%	0.59%	1.90%
9/30/18	10.80	0.17	0.72	0.89	(0.34)	(0.11)	(0.45)	11.24	8.42%	77,780	0.65%	0.61%	1.54%
9/30/17	9.56	0.09	1.30	1.39	(0.15)	—	(0.15)	10.80	14.73%	92,645	0.65%	0.62%	0.86%
Class R4
3/31/22[r]	$ 10.91	$ 0.16	$ (0.17)	$ (0.01)	$ (0.32)	$ (1.02)	$ (1.34)	$ 9.56	(0.43%)[b]	$ 10,022	0.56%[a]	0.51%[a]	3.02%[a]
9/30/21	9.43	0.13	1.71	1.84	(0.21)	(0.15)	(0.36)	10.91	19.83%	10,735	0.56%	0.50%	1.26%
9/30/20	9.84	0.20	0.62	0.82	(0.17)	(1.06)	(1.23)	9.43	8.59%	10,218	0.56%	0.49%	2.13%
9/30/19	11.14	0.18	(0.13)aa	0.05	(0.27)	(1.08)	(1.35)	9.84	2.75%	27,212	0.56%	0.49%	1.87%
9/30/18	10.72	0.16	0.73	0.89	(0.36)	(0.11)	(0.47)	11.14	8.47%	24,118	0.55%	0.51%	1.46%
9/30/17	9.51	0.08	1.31	1.39	(0.18)	—	(0.18)	10.72	14.90%	22,154	0.55%	0.52%	0.79%
Class R3
3/31/22[r]	$ 10.84	$ 0.14	$ (0.16)	$ (0.02)	$ (0.29)	$ (1.02)	$ (1.31)	$ 9.51	(0.59%)[b]	$ 12,166	0.81%[a]	0.76%[a]	2.77%[a]
9/30/21	9.40	0.12	1.68	1.80	(0.21)	(0.15)	(0.36)	10.84	19.50%	14,252	0.81%	0.75%	1.13%
9/30/20	9.80	0.11	0.68	0.79	(0.13)	(1.06)	(1.19)	9.40	8.33%	15,686	0.81%	0.74%	1.16%
9/30/19	11.10	0.16	(0.13)aa	0.03	(0.25)	(1.08)	(1.33)	9.80	2.45%	16,144	0.81%	0.74%	1.66%
9/30/18	10.69	0.13	0.73	0.86	(0.34)	(0.11)	(0.45)	11.10	8.21%	16,492	0.80%	0.76%	1.16%
9/30/17	9.49	0.05	1.31	1.36	(0.16)	—	(0.16)	10.69	14.54%	13,615	0.80%	0.77%	0.51%

The accompanying notes are an integral part of the financial statements.

87

MassMutual 80/20 Allocation Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/22[r]	$ 12.13	$ 0.18	$ (0.12)	$ 0.06	$ (0.41)	$ (0.98)	$ (1.39)	$ 10.80	0.14%[b]	$ 41,123	0.15%[a]	0.09%[a]	3.07%[a]
9/30/21	10.28	0.18	2.24	2.42	(0.23)	(0.34)	(0.57)	12.13	24.09%	38,991	0.16%	0.08%	1.51%
9/30/20	10.59	0.16	0.86	1.02	(0.19)	(1.14)	(1.33)	10.28	9.81%	30,942	0.18%	0.07%	1.58%
9/30/19	12.25	0.21	(0.27)	(0.06)	(0.34)	(1.26)	(1.60)	10.59	2.28%	23,314	0.20%	0.07%	2.06%
9/30/18	11.62	0.16	1.01	1.17	(0.43)	(0.11)	(0.54)	12.25	10.36%	17,151	0.21%	0.08%	1.34%
9/30/17	10.08	0.01	1.71	1.72	(0.18)	—	(0.18)	11.62	17.35%	7,411	0.22%	0.12%	0.06%
Class R5
3/31/22[r]	$ 12.14	$ 0.21	$ (0.15)	$ 0.06	$ (0.40)	$ (0.98)	$ (1.38)	$ 10.82	0.14%[b]	$ 7,125	0.25%[a]	0.19%[a]	3.67%[a]
9/30/21	10.29	0.15	2.26	2.41	(0.22)	(0.34)	(0.56)	12.14	23.96%	7,435	0.26%	0.18%	1.32%
9/30/20	10.60	0.15	0.86	1.01	(0.18)	(1.14)	(1.32)	10.29	9.71%	6,025	0.28%	0.17%	1.54%
9/30/19	12.25	0.19	(0.25)	(0.06)	(0.33)	(1.26)	(1.59)	10.60	2.21%	5,024	0.30%	0.17%	1.83%
9/30/18	11.62	0.23	0.93	1.16	(0.42)	(0.11)	(0.53)	12.25	10.26%	5,780	0.31%	0.19%	1.96%
9/30/17	10.08	0.09	1.62	1.71	(0.17)	—	(0.17)	11.62	17.23%	6,432	0.33%	0.21%	0.83%
Service Class
3/31/22[r]	$ 12.16	$ 0.18	$ (0.13)	$ 0.05	$ (0.39)	$ (0.98)	$ (1.37)	$ 10.84	0.05%[b]	$ 14,994	0.35%[a]	0.29%[a]	3.02%[a]
9/30/21	10.31	0.13	2.27	2.40	(0.21)	(0.34)	(0.55)	12.16	23.83%	15,973	0.36%	0.28%	1.13%
9/30/20	10.61	0.05	0.95	1.00	(0.16)	(1.14)	(1.30)	10.31	9.64%	11,041	0.38%	0.27%	0.51%
9/30/19	12.27	0.19	(0.27)	(0.08)	(0.32)	(1.26)	(1.58)	10.61	2.01%	3,115	0.40%	0.27%	1.84%
9/30/18	11.63	0.11	1.05	1.16	(0.41)	(0.11)	(0.52)	12.27	10.22%	2,834	0.41%	0.28%	0.94%
9/30/17	10.09	0.10	1.60	1.70	(0.16)	—	(0.16)	11.63	17.09%	1,604	0.43%	0.30%	0.90%

		Year ended September 30
	Six months ended March 31, 2022[b,r]	2021	2020	2019	2018	2017
Portfolio turnover rate	15%	29%	62%	38%	64%	39%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

88

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/22[r]	$ 12.15	$ 0.16	$ (0.12)	$ 0.04	$ (0.37)	$ (0.98)	$ (1.35)	$ 10.84	(0.02%)[b]	$ 22,297	0.45%[a]	0.39%[a]	2.81%[a]
9/30/21	10.29	0.14	2.25	2.39	(0.19)	(0.34)	(0.53)	12.15	23.77%	23,648	0.46%	0.38%	1.23%
9/30/20	10.59	0.14	0.84	0.98	(0.14)	(1.14)	(1.28)	10.29	9.49%	23,105	0.48%	0.37%	1.38%
9/30/19	12.25	0.20	(0.30)	(0.10)	(0.30)	(1.26)	(1.56)	10.59	1.88%	31,091	0.50%	0.37%	1.91%
9/30/18	11.62	0.18	0.96	1.14	(0.40)	(0.11)	(0.51)	12.25	10.05%	36,154	0.51%	0.39%	1.50%
9/30/17	10.07	0.07	1.63	1.70	(0.15)	—	(0.15)	11.62	17.08%	32,761	0.53%	0.40%	0.66%
Class A
3/31/22[r]	$ 12.13	$ 0.16	$ (0.13)	$ 0.03	$ (0.34)	$ (0.98)	$ (1.32)	$ 10.84	(0.15%)[b]	$ 27,235	0.70%[a]	0.64%[a]	2.66%[a]
9/30/21	10.27	0.10	2.26	2.36	(0.16)	(0.34)	(0.50)	12.13	23.49%	32,829	0.71%	0.63%	0.88%
9/30/20	10.58	0.11	0.85	0.96	(0.13)	(1.14)	(1.27)	10.27	9.19%	31,252	0.73%	0.62%	1.11%
9/30/19	12.22	0.18	(0.29)	(0.11)	(0.27)	(1.26)	(1.53)	10.58	1.66%	30,795	0.75%	0.62%	1.69%
9/30/18	11.59	0.17	0.94	1.11	(0.37)	(0.11)	(0.48)	12.22	9.77%	34,466	0.75%	0.64%	1.46%
9/30/17	10.05	0.06	1.60	1.66	(0.12)	—	(0.12)	11.59	16.71%	44,394	0.78%	0.65%	0.56%
Class R4
3/31/22[r]	$ 11.96	$ 0.15	$ (0.11)	$ 0.04	$ (0.36)	$ (0.98)	$ (1.34)	$ 10.66	(0.07%)[b]	$ 13,228	0.60%[a]	0.54%[a]	2.68%[a]
9/30/21	10.14	0.11	2.22	2.33	(0.17)	(0.34)	(0.51)	11.96	23.47%	14,161	0.61%	0.53%	0.98%
9/30/20	10.46	0.15	0.81	0.96	(0.14)	(1.14)	(1.28)	10.14	9.37%	13,465	0.63%	0.52%	1.51%
9/30/19	12.12	0.18	(0.29)	(0.11)	(0.29)	(1.26)	(1.55)	10.46	1.73%	17,701	0.65%	0.52%	1.71%
9/30/18	11.51	0.15	0.96	1.11	(0.39)	(0.11)	(0.50)	12.12	9.86%	16,469	0.66%	0.54%	1.26%
9/30/17	10.00	0.04	1.63	1.67	(0.16)	—	(0.16)	11.51	16.89%	15,136	0.68%	0.56%	0.37%
Class R3
3/31/22[r]	$ 11.88	$ 0.14	$ (0.12)	$ 0.02	$ (0.32)	$ (0.98)	$ (1.30)	$ 10.60	(0.21%)[b]	$ 17,610	0.85%[a]	0.79%[a]	2.38%[a]
9/30/21	10.08	0.10	2.20	2.30	(0.16)	(0.34)	(0.50)	11.88	23.30%	19,120	0.86%	0.78%	0.86%
9/30/20	10.44	0.10	0.82	0.92	(0.14)	(1.14)	(1.28)	10.08	8.98%	17,928	0.88%	0.77%	1.08%
9/30/19	12.08	0.14	(0.26)	(0.12)	(0.26)	(1.26)	(1.52)	10.44	1.58%	9,013	0.90%	0.77%	1.36%
9/30/18	11.47	0.12	0.96	1.08	(0.36)	(0.11)	(0.47)	12.08	9.63%	8,381	0.91%	0.79%	1.04%
9/30/17	9.97	0.02	1.61	1.63	(0.13)	—	(0.13)	11.47	16.53%	7,927	0.93%	0.81%	0.19%

The accompanying notes are an integral part of the financial statements.

89

MassMutual RetireSMARTSM by JPMorgan In Retirement Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/22[r]	$ 12.78	$ 0.28	$ (0.59)	$ (0.31)	$ (0.42)	$ (1.16)	$ (1.58)	$ 10.89	(2.93%)[b]	$ 16,657	0.21%[a]	0.06%[a]	4.71%[a]
9/30/21	12.02	0.34	1.16	1.50	(0.44)	(0.30)	(0.74)	12.78	12.84%	17,522	0.14%	0.06%	2.69%
9/30/20	11.78	0.29	0.33	0.62	(0.28)	(0.10)	(0.38)	12.02	5.27%	19,693	0.12%	0.06%	2.52%
9/30/19	11.69	0.12	0.52	0.64	(0.40)	(0.15)	(0.55)	11.78	6.08%	16,125	0.22%	0.06%	1.08%
9/30/18	11.55	0.32	0.05	0.37	(0.23)	—	(0.23)	11.69	3.22%	2,436	0.30%	0.07%	2.77%
9/30/17	11.13	0.22	0.47	0.69	(0.27)	—	(0.27)	11.55	6.43%	2,603	0.26%	0.08%	1.95%
Class R5
3/31/22[r]	$ 12.81	$ 0.27	$ (0.58)	$ (0.31)	$ (0.41)	$ (1.16)	$ (1.57)	$ 10.93	(2.97%)[b]	$ 4,482	0.31%[a]	0.16%[a]	4.57%[a]
9/30/21	12.05	0.27	1.22	1.49	(0.43)	(0.30)	(0.73)	12.81	12.68%	6,568	0.24%	0.16%	2.14%
9/30/20	11.80	0.37	0.25	0.62	(0.27)	(0.10)	(0.37)	12.05	5.26%	5,758	0.22%	0.16%	3.16%
9/30/19	11.69	0.12	0.51	0.63	(0.37)	(0.15)	(0.52)	11.80	6.02%	8,776	0.32%	0.16%	1.01%
9/30/18	11.56	0.31	0.04	0.35	(0.22)	—	(0.22)	11.69	3.02%	1,270	0.39%	0.17%	2.66%
9/30/17	11.14	0.17	0.51	0.68	(0.26)	—	(0.26)	11.56	6.32%	4,574	0.37%	0.18%	1.49%
Service Class
3/31/22[r]	$ 12.82	$ 0.28	$ (0.60)	$ (0.32)	$ (0.40)	$ (1.16)	$ (1.56)	$ 10.94	(3.06%)[b]	$ 8,669	0.41%[a]	0.26%[a]	4.72%[a]
9/30/21	12.06	0.40	1.08	1.48	(0.42)	(0.30)	(0.72)	12.82	12.58%	10,332	0.34%	0.26%	3.18%
9/30/20	11.81	0.28	0.32	0.60	(0.25)	(0.10)	(0.35)	12.06	5.13%	16,755	0.32%	0.26%	2.39%
9/30/19	11.71	0.28	0.34	0.62	(0.37)	(0.15)	(0.52)	11.81	5.89%	15,324	0.42%	0.26%	2.44%
9/30/18	11.57	0.28	0.06	0.34	(0.20)	—	(0.20)	11.71	3.00%	12,630	0.50%	0.27%	2.40%
9/30/17	11.15	0.19	0.48	0.67	(0.25)	—	(0.25)	11.57	6.20%	14,194	0.47%	0.28%	1.67%

		Year ended September 30
	Six months ended March 31, 2022[b,r]	2021	2020	2019	2018	2017
Portfolio turnover rate	24%	28%	74%	39%	80%	47%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

90

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/22[r]	$ 12.82	$ 0.27	$ (0.60)	$ (0.33)	$ (0.38)	$ (1.16)	$ (1.54)	$ 10.95	(3.08%)[b]	$ 26,958	0.51%[a]	0.36%[a]	4.44%[a]
9/30/21	12.05	0.25	1.22	1.47	(0.40)	(0.30)	(0.70)	12.82	12.54%	32,436	0.44%	0.36%	1.99%
9/30/20	11.81	0.31	0.27	0.58	(0.24)	(0.10)	(0.34)	12.05	4.95%	30,972	0.42%	0.36%	2.69%
9/30/19	11.71	0.23	0.38	0.61	(0.36)	(0.15)	(0.51)	11.81	5.79%	39,483	0.52%	0.36%	1.97%
9/30/18	11.56	0.27	0.07	0.34	(0.19)	—	(0.19)	11.71	2.97%	22,101	0.60%	0.37%	2.35%
9/30/17	11.14	0.18	0.48	0.66	(0.24)	—	(0.24)	11.56	6.08%	23,318	0.57%	0.38%	1.58%
Class A
3/31/22[r]	$ 12.65	$ 0.25	$ (0.60)	$ (0.35)	$ (0.21)	$ (1.16)	$ (1.37)	$ 10.93	(3.28%)[b]	$ 12,128	0.76%[a]	0.61%[a]	4.22%[a]
9/30/21	11.91	0.30	1.12	1.42	(0.38)	(0.30)	(0.68)	12.65	12.20%	14,697	0.69%	0.61%	2.45%
9/30/20	11.68	0.23	0.32	0.55	(0.22)	(0.10)	(0.32)	11.91	4.74%	74,154	0.67%	0.61%	2.02%
9/30/19	11.61	0.17	0.40	0.57	(0.35)	(0.15)	(0.50)	11.68	5.47%	63,336	0.77%	0.61%	1.53%
9/30/18	11.47	0.26	0.04	0.30	(0.16)	—	(0.16)	11.61	2.67%	20,199	0.84%	0.62%	2.29%
9/30/17	11.05	0.14	0.49	0.63	(0.21)	—	(0.21)	11.47	5.88%	20,529	0.82%	0.63%	1.27%
Class R4
3/31/22[r]	$ 12.60	$ 0.24	$ (0.57)	$ (0.33)	$ (0.36)	$ (1.16)	$ (1.52)	$ 10.75	(3.13%)[b]	$ 18,298	0.66%[a]	0.51%[a]	4.17%[a]
9/30/21	11.86	0.26	1.16	1.42	(0.38)	(0.30)	(0.68)	12.60	12.27%	11,952	0.59%	0.51%	2.08%
9/30/20	11.62	0.34	0.23	0.57	(0.23)	(0.10)	(0.33)	11.86	4.90%	14,384	0.57%	0.51%	2.93%
9/30/19	11.53	0.06	0.52	0.58	(0.34)	(0.15)	(0.49)	11.62	5.55%	24,032	0.67%	0.51%	0.52%
9/30/18	11.39	0.25	0.06	0.31	(0.17)	—	(0.17)	11.53	2.75%	4,368	0.75%	0.52%	2.22%
9/30/17	10.98	0.18	0.46	0.64	(0.23)	—	(0.23)	11.39	5.99%	4,906	0.71%	0.53%	1.68%
Class R3
3/31/22[r]	$ 12.48	$ 0.23	$ (0.57)	$ (0.34)	$ (0.32)	$ (1.16)	$ (1.48)	$ 10.66	(3.24%)[b]	$ 21,147	0.91%[a]	0.76%[a]	3.98%[a]
9/30/21	11.76	0.24	1.13	1.37	(0.35)	(0.30)	(0.65)	12.48	11.95%	23,241	0.84%	0.76%	1.94%
9/30/20	11.52	0.25	0.28	0.53	(0.19)	(0.10)	(0.29)	11.76	4.62%	28,918	0.82%	0.76%	2.23%
9/30/19	11.43	0.10	0.45	0.55	(0.31)	(0.15)	(0.46)	11.52	5.35%	37,510	0.92%	0.76%	0.88%
9/30/18	11.30	0.22	0.06	0.28	(0.15)	—	(0.15)	11.43	2.45%	13,161	1.00%	0.77%	1.92%
9/30/17	10.90	0.13	0.48	0.61	(0.21)	—	(0.21)	11.30	5.73%	13,260	0.97%	0.78%	1.15%

The accompanying notes are an integral part of the financial statements.

91

MassMutual RetireSMARTSM by JPMorgan 2020 Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/22[r]	$ 13.37	$ 0.30	$ (0.63)	$ (0.33)	$ (0.44)	$ (1.01)	$ —	$ (1.45)	$ 11.59	(2.95%)[b]	$ 49,312	0.11%[a]	0.04%[a]	4.78%[a]
9/30/21	12.46	0.30	1.31	1.61	(0.45)	(0.25)	—	(0.70)	13.37	13.31%	51,145	0.09%	0.04%	2.25%
9/30/20	12.53	0.31	0.39	0.70	(0.36)	(0.41)	—	(0.77)	12.46	5.74%	43,646	0.07%	0.04%	2.58%
9/30/19	13.32	0.36	0.20	0.56	(0.39)	(0.96)	—	(1.35)	12.53	5.63%	35,602	0.08%	0.04%	2.95%
9/30/18	13.01	0.32	0.42	0.74	(0.42)	(0.01)	—	(0.43)	13.32	5.77%	19,424	0.06%	0.05%	2.41%
9/30/17	12.01	0.16	1.11	1.27	(0.24)	—	(0.03)	(0.27)	13.01	10.85%	20,595	0.06%	0.05%	1.30%
Class R5
3/31/22[r]	$ 13.34	$ 0.29	$ (0.62)	$ (0.33)	$ (0.43)	$ (1.01)	$ —	$ (1.44)	$ 11.57	(2.99%)[b]	$ 30,920	0.21%[a]	0.14%[a]	4.57%[a]
9/30/21	12.43	0.32	1.28	1.60	(0.44)	(0.25)	—	(0.69)	13.34	13.22%	39,112	0.19%	0.14%	2.47%
9/30/20	12.51	0.35	0.33	0.68	(0.35)	(0.41)	—	(0.76)	12.43	5.57%	44,058	0.17%	0.14%	2.91%
9/30/19	13.30	0.30	0.25	0.55	(0.38)	(0.96)	—	(1.34)	12.51	5.56%	60,303	0.18%	0.14%	2.45%
9/30/18	12.99	0.32	0.41	0.73	(0.41)	(0.01)	—	(0.42)	13.30	5.69%	13,848	0.16%	0.15%	2.48%
9/30/17	12.00	0.15	1.10	1.25	(0.23)	—	(0.03)	(0.26)	12.99	10.66%	26,146	0.16%	0.15%	1.22%
Service Class
3/31/22[r]	$ 13.43	$ 0.34	$ (0.68)	$ (0.34)	$ (0.41)	$ (1.01)	$ —	$ (1.42)	$ 11.67	(3.07%)[b]	$ 16,397	0.30%[a]	0.24%[a]	5.27%[a]
9/30/21	12.51	0.32	1.28	1.60	(0.43)	(0.25)	—	(0.68)	13.43	13.11%	29,244	0.29%	0.24%	2.40%
9/30/20	12.58	0.28	0.40	0.68	(0.34)	(0.41)	—	(0.75)	12.51	5.49%	35,285	0.27%	0.24%	2.33%
9/30/19	13.34	0.40	0.14	0.54	(0.34)	(0.96)	—	(1.30)	12.58	5.42%	31,848	0.28%	0.24%	3.22%
9/30/18	13.03	0.28	0.43	0.71	(0.39)	(0.01)	—	(0.40)	13.34	5.50%	83,925	0.26%	0.25%	2.14%
9/30/17	12.02	0.18	1.08	1.26	(0.22)	—	(0.03)	(0.25)	13.03	10.66%	117,952	0.26%	0.25%	1.44%

		Year ended September 30
	Six months ended March 31, 2022[b,r]	2021	2020	2019	2018	2017
Portfolio turnover rate	22%	30%	69%	46%	62%	33%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

92

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/22[r]	$ 13.38	$ 0.26	$ (0.61)	$ (0.35)	$ (0.39)	$ (1.01)	$ —	$ (1.40)	$ 11.63	(3.10%)[b]	$ 27,979	0.41%[a]	0.34%[a]	4.18%[a]
9/30/21	12.46	0.28	1.30	1.58	(0.41)	(0.25)	—	(0.66)	13.38	13.02%	42,876	0.39%	0.34%	2.17%
9/30/20	12.53	0.35	0.31	0.66	(0.32)	(0.41)	—	(0.73)	12.46	5.40%	46,758	0.37%	0.34%	2.84%
9/30/19	13.30	0.34	0.19	0.53	(0.34)	(0.96)	—	(1.30)	12.53	5.38%	74,837	0.38%	0.34%	2.79%
9/30/18	12.99	0.29	0.40	0.69	(0.37)	(0.01)	—	(0.38)	13.30	5.43%	86,230	0.36%	0.35%	2.24%
9/30/17	11.99	0.16	1.07	1.23	(0.20)	—	(0.03)	(0.23)	12.99	10.50%	103,799	0.36%	0.35%	1.28%
Class A
3/31/22[r]	$ 13.24	$ 0.26	$ (0.62)	$ (0.36)	$ (0.30)	$ (1.01)	$ —	$ (1.31)	$ 11.57	(3.22%)[b]	$ 25,122	0.66%[a]	0.59%[a]	4.18%[a]
9/30/21	12.35	0.30	1.23	1.53	(0.39)	(0.25)	—	(0.64)	13.24	12.69%	31,861	0.64%	0.59%	2.35%
9/30/20	12.44	0.24	0.38	0.62	(0.30)	(0.41)	—	(0.71)	12.35	5.10%	88,011	0.62%	0.59%	2.04%
9/30/19	13.22	0.27	0.22	0.49	(0.31)	(0.96)	—	(1.27)	12.44	5.05%	73,800	0.63%	0.59%	2.19%
9/30/18	12.91	0.23	0.43	0.66	(0.34)	(0.01)	—	(0.35)	13.22	5.15%	76,268	0.61%	0.60%	1.72%
9/30/17	11.91	0.14	1.06	1.20	(0.18)	—	(0.02)	(0.20)	12.91	10.27%	67,000	0.61%	0.60%	1.17%
Class R4
3/31/22[r]	$ 13.06	$ 0.26	$ (0.61)	$ (0.35)	$ (0.37)	$ (1.01)	$ —	$ (1.38)	$ 11.33	(3.17%)[b]	$ 19,710	0.56%[a]	0.49%[a]	4.23%[a]
9/30/21	12.17	0.26	1.27	1.53	(0.39)	(0.25)	—	(0.64)	13.06	12.89%	23,718	0.54%	0.49%	2.05%
9/30/20	12.26	0.36	0.27	0.63	(0.31)	(0.41)	—	(0.72)	12.17	5.23%	29,367	0.52%	0.49%	2.98%
9/30/19	13.04	0.31	0.19	0.50	(0.32)	(0.96)	—	(1.28)	12.26	5.21%	50,600	0.53%	0.49%	2.60%
9/30/18	12.76	0.24	0.41	0.65	(0.36)	(0.01)	—	(0.37)	13.04	5.18%	57,866	0.51%	0.50%	1.90%
9/30/17	11.78	0.13	1.07	1.20	(0.20)	—	(0.02)	(0.22)	12.76	10.41%	60,476	0.51%	0.50%	1.07%
Class R3
3/31/22[r]	$ 12.81	$ 0.24	$ (0.59)	$ (0.35)	$ (0.35)	$ (1.01)	$ —	$ (1.36)	$ 11.10	(3.28%)[b]	$ 43,714	0.81%[a]	0.74%[a]	4.07%[a]
9/30/21	11.96	0.23	1.24	1.47	(0.37)	(0.25)	—	(0.62)	12.81	12.57%	49,554	0.79%	0.74%	1.85%
9/30/20	12.05	0.25	0.34	0.59	(0.27)	(0.41)	—	(0.68)	11.96	4.97%	57,238	0.77%	0.74%	2.14%
9/30/19	12.84	0.28	0.18	0.46	(0.29)	(0.96)	—	(1.25)	12.05	4.93%	66,638	0.78%	0.74%	2.37%
9/30/18	12.56	0.22	0.40	0.62	(0.33)	(0.01)	—	(0.34)	12.84	4.98%	77,690	0.76%	0.75%	1.71%
9/30/17	11.61	0.10	1.04	1.14	(0.17)	—	(0.02)	(0.19)	12.56	10.01%	84,681	0.76%	0.75%	0.84%

The accompanying notes are an integral part of the financial statements.

93

MassMutual RetireSMARTSM by JPMorgan 2025 Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/22[r]	$ 13.47	$ 0.29	$ (0.55)	$ (0.26)	$ (0.46)	$ (1.20)	$ (1.66)	$ 11.55	(2.53%)[b]	$ 52,907	0.12%[a]	0.01%[a]	4.60%[a]
9/30/21	12.23	0.28	1.77	2.05	(0.43)	(0.38)	(0.81)	13.47	17.23%	56,362	0.10%	0.01%	2.16%
9/30/20	12.50	0.31	0.42	0.73	(0.32)	(0.68)	(1.00)	12.23	6.02%	49,478	0.09%	0.01%	2.59%
9/30/19	13.49	0.33	0.15	0.48	(0.40)	(1.07)	(1.47)	12.50	5.30%	40,806	0.10%	0.01%	2.74%
9/30/18	13.29	0.30	0.63	0.93	(0.49)	(0.24)	(0.73)	13.49	7.15%	21,942	0.09%	0.03%	2.28%
9/30/17	12.07	0.15	1.39	1.54	(0.26)	(0.06)	(0.32)	13.29	13.03%	23,079	0.10%	0.04%	1.22%
Class R5
3/31/22[r]	$ 13.61	$ 0.29	$ (0.57)	$ (0.28)	$ (0.44)	$ (1.20)	$ (1.64)	$ 11.69	(2.59%)[b]	$ 1,364	0.22%[a]	0.11%[a]	4.55%[a]
9/30/21	12.35	0.16	1.90	2.06	(0.42)	(0.38)	(0.80)	13.61	17.13%	1,376	0.20%	0.11%	1.21%
9/30/20	12.62	0.28	0.44	0.72	(0.31)	(0.68)	(0.99)	12.35	5.87%	468	0.19%	0.11%	2.32%
9/30/19	13.51	0.07	0.42	0.49	(0.31)	(1.07)	(1.38)	12.62	5.26%	527	0.20%	0.11%	0.61%
9/30/18	13.29	0.23	0.70	0.93	(0.47)	(0.24)	(0.71)	13.51	7.16%	44	0.19%	0.12%	1.72%
9/30/17	12.05	0.21	1.32	1.53	(0.23)	(0.06)	(0.29)	13.29	12.97%	355	0.20%	0.14%	1.66%
Service Class
3/31/22[r]	$ 13.49	$ 0.32	$ (0.59)	$ (0.27)	$ (0.43)	$ (1.20)	$ (1.63)	$ 11.59	(2.60%)[b]	$ 6,216	0.32%[a]	0.21%[a]	4.99%[a]
9/30/21	12.25	0.27	1.76	2.03	(0.41)	(0.38)	(0.79)	13.49	16.97%	8,867	0.30%	0.21%	2.04%
9/30/20	12.52	0.28	0.42	0.70	(0.29)	(0.68)	(0.97)	12.25	5.76%	9,970	0.29%	0.21%	2.37%
9/30/19	13.49	0.39	0.08	0.47	(0.37)	(1.07)	(1.44)	12.52	5.14%	9,278	0.30%	0.21%	3.23%
9/30/18	13.29	0.27	0.63	0.90	(0.46)	(0.24)	(0.70)	13.49	6.94%	19,582	0.29%	0.23%	2.00%
9/30/17	12.06	0.16	1.36	1.52	(0.23)	(0.06)	(0.29)	13.29	12.86%	21,854	0.30%	0.24%	1.31%

		Year ended September 30
	Six months ended March 31, 2022[b,r]	2021	2020	2019	2018	2017
Portfolio turnover rate	24%	35%	73%	47%	67%	42%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

94

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/22[r]	$ 13.42	$ 0.27	$ (0.55)	$ (0.28)	$ (0.41)	$ (1.20)	$ (1.61)	$ 11.53	(2.64%)[b]	$ 30,954	0.42%[a]	0.31%[a]	4.25%[a]
9/30/21	12.19	0.28	1.72	2.00	(0.39)	(0.38)	(0.77)	13.42	16.86%	34,778	0.40%	0.31%	2.12%
9/30/20	12.47	0.27	0.42	0.69	(0.29)	(0.68)	(0.97)	12.19	5.64%	39,673	0.39%	0.31%	2.30%
9/30/19	13.44	0.32	0.14	0.46	(0.36)	(1.07)	(1.43)	12.47	5.07%	43,407	0.40%	0.31%	2.61%
9/30/18	13.25	0.26	0.62	0.88	(0.45)	(0.24)	(0.69)	13.44	6.79%	47,433	0.39%	0.33%	1.94%
9/30/17	12.03	0.15	1.35	1.50	(0.22)	(0.06)	(0.28)	13.25	12.78%	46,256	0.40%	0.34%	1.17%
Class A
3/31/22[r]	$ 13.25	$ 0.24	$ (0.54)	$ (0.30)	$ (0.20)	$ (1.20)	$ (1.40)	$ 11.55	(2.84%)[b]	$ 10,965	0.67%[a]	0.56%[a]	3.87%[a]
9/30/21	12.05	0.30	1.65	1.95	(0.37)	(0.38)	(0.75)	13.25	16.60%	13,796	0.65%	0.56%	2.33%
9/30/20	12.34	0.22	0.44	0.66	(0.27)	(0.68)	(0.95)	12.05	5.46%	69,042	0.64%	0.56%	1.89%
9/30/19	13.32	0.21	0.21	0.42	(0.33)	(1.07)	(1.40)	12.34	4.74%	53,785	0.65%	0.56%	1.71%
9/30/18	13.13	0.20	0.63	0.83	(0.40)	(0.24)	(0.64)	13.32	6.50%	40,219	0.64%	0.58%	1.54%
9/30/17	11.92	0.14	1.32	1.46	(0.19)	(0.06)	(0.25)	13.13	12.53%	33,364	0.65%	0.59%	1.11%
Class R4
3/31/22[r]	$ 13.20	$ 0.25	$ (0.53)	$ (0.28)	$ (0.39)	$ (1.20)	$ (1.59)	$ 11.33	(2.71%)[b]	$ 26,376	0.57%[a]	0.46%[a]	4.07%[a]
9/30/21	12.00	0.25	1.70	1.95	(0.37)	(0.38)	(0.75)	13.20	16.65%	29,432	0.55%	0.46%	1.90%
9/30/20	12.29	0.36	0.30	0.66	(0.27)	(0.68)	(0.95)	12.00	5.49%	30,218	0.54%	0.46%	3.02%
9/30/19	13.27	0.30	0.13	0.43	(0.34)	(1.07)	(1.41)	12.29	4.88%	58,761	0.55%	0.46%	2.50%
9/30/18	13.09	0.22	0.63	0.85	(0.43)	(0.24)	(0.67)	13.27	6.66%	66,329	0.54%	0.48%	1.70%
9/30/17	11.89	0.12	1.35	1.47	(0.21)	(0.06)	(0.27)	13.09	12.59%	60,658	0.55%	0.49%	0.99%
Class R3
3/31/22[r]	$ 13.16	$ 0.25	$ (0.54)	$ (0.29)	$ (0.36)	$ (1.20)	$ (1.56)	$ 11.31	(2.81%)[b]	$ 51,069	0.82%[a]	0.71%[a]	3.98%[a]
9/30/21	11.97	0.21	1.70	1.91	(0.34)	(0.38)	(0.72)	13.16	16.35%	59,696	0.80%	0.71%	1.63%
9/30/20	12.25	0.24	0.39	0.63	(0.23)	(0.68)	(0.91)	11.97	5.27%	66,066	0.79%	0.71%	2.02%
9/30/19	13.23	0.26	0.14	0.40	(0.31)	(1.07)	(1.38)	12.25	4.59%	78,974	0.80%	0.71%	2.18%
9/30/18	13.04	0.20	0.63	0.83	(0.40)	(0.24)	(0.64)	13.23	6.47%	87,865	0.79%	0.73%	1.52%
9/30/17	11.85	0.09	1.34	1.43	(0.18)	(0.06)	(0.24)	13.04	12.32%	88,305	0.80%	0.74%	0.76%

The accompanying notes are an integral part of the financial statements.

95

MassMutual RetireSMARTSM by JPMorgan 2030 Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/22[r]	$ 13.80	$ 0.28	$ (0.47)	$ (0.19)	$ (0.45)	$ (1.16)	$ (1.61)	$ 12.00	(1.89%)[b]	$ 66,214	0.06%[a]	0.04%[a]	4.29%[a]
9/30/21	12.05	0.25	2.14	2.39	(0.36)	(0.28)	(0.64)	13.80	20.27%	65,036	0.06%	0.04%	1.88%
9/30/20	12.51	0.28	0.45	0.73	(0.30)	(0.89)	(1.19)	12.05	5.91%	50,325	0.06%	0.04%	2.41%
9/30/19	13.91	0.32	0.03	0.35	(0.40)	(1.35)	(1.75)	12.51	4.77%	42,529	0.06%	0.04%	2.64%
9/30/18	13.38	0.29	0.78	1.07	(0.49)	(0.05)	(0.54)	13.91	8.11%	20,448	0.05%	0.04%	2.09%
9/30/17	11.93	0.15	1.56	1.71	(0.26)	—	(0.26)	13.38	14.60%	17,732	0.05%	0.05%[k]	1.23%
Class R5
3/31/22[r]	$ 13.73	$ 0.28	$ (0.48)	$ (0.20)	$ (0.43)	$ (1.16)	$ (1.59)	$ 11.94	(1.92%)[b]	$ 83,047	0.16%[a]	0.14%[a]	4.27%[a]
9/30/21	11.99	0.25	2.11	2.36	(0.34)	(0.28)	(0.62)	13.73	20.17%	79,905	0.16%	0.14%	1.90%
9/30/20	12.45	0.29	0.43	0.72	(0.29)	(0.89)	(1.18)	11.99	5.84%	72,808	0.16%	0.14%	2.50%
9/30/19	13.87	0.25	0.08	0.33	(0.40)	(1.35)	(1.75)	12.45	4.56%	88,078	0.16%	0.14%	2.03%
9/30/18	13.35	0.31	0.74	1.05	(0.48)	(0.05)	(0.53)	13.87	7.96%	11,359	0.15%	0.14%	2.26%
9/30/17	11.91	0.14	1.55	1.69	(0.25)	—	(0.25)	13.35	14.44%	35,101	0.15%	0.15%[k]	1.11%
Service Class
3/31/22[r]	$ 13.82	$ 0.32	$ (0.52)	$ (0.20)	$ (0.42)	$ (1.16)	$ (1.58)	$ 12.04	(1.95%)[b]	$ 27,067	0.26%[a]	0.24%[a]	4.82%[a]
9/30/21	12.06	0.27	2.10	2.37	(0.33)	(0.28)	(0.61)	13.82	20.11%	45,510	0.26%	0.24%	2.03%
9/30/20	12.52	0.24	0.47	0.71	(0.28)	(0.89)	(1.17)	12.06	5.67%	50,072	0.26%	0.24%	2.00%
9/30/19	13.90	0.36	(0.03)aa	0.33	(0.36)	(1.35)	(1.71)	12.52	4.48%	44,334	0.26%	0.24%	2.88%
9/30/18	13.37	0.25	0.79	1.04	(0.46)	(0.05)	(0.51)	13.90	7.88%	115,828	0.25%	0.24%	1.87%
9/30/17	11.92	0.16	1.52	1.68	(0.23)	—	(0.23)	13.37	14.36%	144,766	0.25%	0.25%[k]	1.28%

		Year ended September 30
	Six months ended March 31, 2022[b,r]	2021	2020	2019	2018	2017
Portfolio turnover rate	23%	32%	70%	39%	63%	35%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.
aa

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.

96

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/22[r]	$ 13.77	$ 0.26	$ (0.47)	$ (0.21)	$ (0.40)	$ (1.16)	$ (1.56)	$ 12.00	(1.99%)[b]	$ 64,602	0.36%[a]	0.34%[a]	3.95%[a]
9/30/21	12.03	0.22	2.12	2.34	(0.32)	(0.28)	(0.60)	13.77	19.86%	76,955	0.36%	0.34%	1.68%
9/30/20	12.48	0.28	0.42	0.70	(0.26)	(0.89)	(1.15)	12.03	5.66%	70,563	0.36%	0.34%	2.33%
9/30/19	13.88	0.28	0.03	0.31	(0.36)	(1.35)	(1.71)	12.48	4.38%	106,439	0.36%	0.34%	2.33%
9/30/18	13.35	0.24	0.78	1.02	(0.44)	(0.05)	(0.49)	13.88	7.78%	104,308	0.35%	0.34%	1.79%
9/30/17	11.91	0.14	1.52	1.66	(0.22)	—	(0.22)	13.35	14.17%	103,870	0.35%	0.35%[k]	1.15%
Class A
3/31/22[r]	$ 13.64	$ 0.23	$ (0.46)	$ (0.23)	$ (0.31)	$ (1.16)	$ (1.47)	$ 11.94	(2.16%)[b]	$ 32,257	0.61%[a]	0.59%[a]	3.61%[a]
9/30/21	11.92	0.25	2.05	2.30	(0.30)	(0.28)	(0.58)	13.64	19.67%	37,483	0.61%	0.59%	1.88%
9/30/20	12.39	0.19	0.47	0.66	(0.24)	(0.89)	(1.13)	11.92	5.34%	92,603	0.61%	0.59%	1.66%
9/30/19	13.78	0.23	0.05	0.28	(0.32)	(1.35)	(1.67)	12.39	4.13%	73,893	0.61%	0.59%	1.92%
9/30/18	13.25	0.20	0.78	0.98	(0.40)	(0.05)	(0.45)	13.78	7.52%	75,440	0.60%	0.59%	1.44%
9/30/17	11.82	0.12	1.50	1.62	(0.19)	—	(0.19)	13.25	13.92%	68,917	0.60%	0.60%[k]	1.01%
Class R4
3/31/22[r]	$ 13.53	$ 0.23	$ (0.45)	$ (0.22)	$ (0.37)	$ (1.16)	$ (1.53)	$ 11.78	(2.10%)[b]	$ 28,285	0.51%[a]	0.49%[a]	3.66%[a]
9/30/21	11.82	0.20	2.08	2.28	(0.29)	(0.28)	(0.57)	13.53	19.74%	33,601	0.51%	0.49%	1.55%
9/30/20	12.29	0.29	0.38	0.67	(0.25)	(0.89)	(1.14)	11.82	5.42%	34,745	0.51%	0.49%	2.50%
9/30/19	13.69	0.27	0.02	0.29	(0.34)	(1.35)	(1.69)	12.29	4.23%	57,900	0.51%	0.49%	2.22%
9/30/18	13.18	0.21	0.78	0.99	(0.43)	(0.05)	(0.48)	13.69	7.62%	68,964	0.50%	0.49%	1.57%
9/30/17	11.76	0.12	1.51	1.63	(0.21)	—	(0.21)	13.18	14.09%	64,718	0.50%	0.50%[k]	0.94%
Class R3
3/31/22[r]	$ 13.28	$ 0.22	$ (0.45)	$ (0.23)	$ (0.35)	$ (1.16)	$ (1.51)	$ 11.54	(2.23%)[b]	$ 86,358	0.77%[a]	0.74%[a]	3.55%[a]
9/30/21	11.62	0.18	2.03	2.21	(0.27)	(0.28)	(0.55)	13.28	19.41%	87,304	0.76%	0.74%	1.38%
9/30/20	12.09	0.20	0.43	0.63	(0.21)	(0.89)	(1.10)	11.62	5.21%	89,115	0.76%	0.74%	1.78%
9/30/19	13.50	0.25	0.00[d]	0.25	(0.31)	(1.35)	(1.66)	12.09	3.92%	103,094	0.76%	0.74%	2.08%
9/30/18	13.00	0.18	0.77	0.95	(0.40)	(0.05)	(0.45)	13.50	7.38%	118,905	0.75%	0.74%	1.35%
9/30/17	11.61	0.09	1.48	1.57	(0.18)	—	(0.18)	13.00	13.75%	111,137	0.75%	0.75%[k]	0.72%

The accompanying notes are an integral part of the financial statements.

97

MassMutual RetireSMARTSM by JPMorgan 2035 Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/22[r]	$ 14.28	$ 0.27	$ (0.35)	$ (0.08)	$ (0.50)	$ (1.52)	$ (2.02)	$ 12.18	(1.13%)[b]	$ 48,995	0.12%[a]	0.05%[a]	3.98%[a]
9/30/21	12.07	0.21	2.59	2.80	(0.31)	(0.28)	(0.59)	14.28	23.66%	53,885	0.12%	0.05%	1.54%
9/30/20	12.73	0.26	0.48	0.74	(0.30)	(1.10)	(1.40)	12.07	5.75%	42,470	0.12%	0.05%	2.23%
9/30/19	14.18	0.32	(0.09)aa	0.23	(0.41)	(1.27)	(1.68)	12.73	3.77%	33,309	0.12%	0.05%	2.56%
9/30/18	13.77	0.25	0.93	1.18	(0.51)	(0.26)	(0.77)	14.18	8.81%	21,586	0.11%	0.07%	1.83%
9/30/17	12.26	0.15	1.69	1.84	(0.24)	(0.09)	(0.33)	13.77	15.44%	15,744	0.13%	0.09%	1.16%
Class R5
3/31/22[r]	$ 14.30	$ 0.26	$ (0.35)	$ (0.09)	$ (0.49)	$ (1.52)	$ (2.01)	$ 12.20	(1.22%)[b]	$ 3,381	0.22%[a]	0.15%[a]	3.83%[a]
9/30/21	12.09	0.18	2.61	2.79	(0.30)	(0.28)	(0.58)	14.30	23.52%	3,537	0.22%	0.15%	1.30%
9/30/20	12.75	0.23	0.50	0.73	(0.29)	(1.10)	(1.39)	12.09	5.67%	2,270	0.22%	0.15%	1.91%
9/30/19	14.16	0.05	0.17	0.22	(0.36)	(1.27)	(1.63)	12.75	3.68%	1,801	0.22%	0.15%	0.41%
9/30/18	13.75	0.43	0.73	1.16	(0.49)	(0.26)	(0.75)	14.16	8.68%	132	0.21%	0.18%	3.09%
9/30/17	12.24	0.19	1.63	1.82	(0.22)	(0.09)	(0.31)	13.75	15.31%	1,045	0.23%	0.18%	1.53%
Service Class
3/31/22[r]	$ 14.47	$ 0.26	$ (0.35)	$ (0.09)	$ (0.47)	$ (1.52)	$ (1.99)	$ 12.39	(1.19%)[b]	$ 7,398	0.32%[a]	0.25%[a]	3.89%[a]
9/30/21	12.23	0.20	2.60	2.80	(0.28)	(0.28)	(0.56)	14.47	23.36%	8,127	0.32%	0.25%	1.43%
9/30/20	12.87	0.23	0.50	0.73	(0.27)	(1.10)	(1.37)	12.23	5.60%	8,234	0.32%	0.25%	1.89%
9/30/19	14.30	0.33	(0.12)aa	0.21	(0.37)	(1.27)	(1.64)	12.87	3.55%	8,093	0.32%	0.25%	2.62%
9/30/18	13.88	0.25	0.91	1.16	(0.48)	(0.26)	(0.74)	14.30	8.59%	12,908	0.31%	0.27%	1.78%
9/30/17	12.36	0.15	1.68	1.83	(0.22)	(0.09)	(0.31)	13.88	15.15%	17,717	0.33%	0.29%	1.14%

		Year ended September 30
	Six months ended March 31, 2022[b,r]	2021	2020	2019	2018	2017
Portfolio turnover rate	27%	34%	92%	50%	62%	41%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.
aa

The amount shown for a share outstanding does not correspond with the aggregate net realized (loss) and net change in unrealized appreciation (depreciation) on investments due to the timing of the commencement of operations of the share class in relation to fluctuating market values of the investments of the Fund.

The accompanying notes are an integral part of the financial statements.

98

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/22[r]	$ 14.39	$ 0.24	$ (0.33)	$ (0.09)	$ (0.46)	$ (1.52)	$ (1.98)	$ 12.32	(1.29%)[b]	$ 27,086	0.42%[a]	0.35%[a]	3.53%[a]
9/30/21	12.16	0.17	2.61	2.78	(0.27)	(0.28)	(0.55)	14.39	23.29%	32,891	0.42%	0.35%	1.24%
9/30/20	12.81	0.22	0.49	0.71	(0.26)	(1.10)	(1.36)	12.16	5.46%	28,848	0.42%	0.35%	1.83%
9/30/19	14.25	0.29	(0.09)aa	0.20	(0.37)	(1.27)	(1.64)	12.81	3.44%	32,361	0.42%	0.35%	2.31%
9/30/18	13.83	0.23	0.92	1.15	(0.47)	(0.26)	(0.73)	14.25	8.53%	33,416	0.41%	0.37%	1.63%
9/30/17	12.32	0.12	1.69	1.81	(0.21)	(0.09)	(0.30)	13.83	15.04%	30,323	0.43%	0.39%	0.97%
Class A
3/31/22[r]	$ 14.21	$ 0.21	$ (0.33)	$ (0.12)	$ (0.31)	$ (1.52)	$ (1.83)	$ 12.26	(1.41%)[b]	$ 9,098	0.67%[a]	0.60%[a]	3.16%[a]
9/30/21	12.03	0.19	2.52	2.71	(0.25)	(0.28)	(0.53)	14.21	22.92%	13,939	0.67%	0.60%	1.42%
9/30/20	12.69	0.17	0.51	0.68	(0.24)	(1.10)	(1.34)	12.03	5.26%	42,080	0.67%	0.60%	1.48%
9/30/19	14.12	0.22	(0.05)aa	0.17	(0.33)	(1.27)	(1.60)	12.69	3.21%	34,479	0.67%	0.60%	1.74%
9/30/18	13.70	0.17	0.93	1.10	(0.42)	(0.26)	(0.68)	14.12	8.23%	33,548	0.66%	0.62%	1.25%
9/30/17	12.21	0.11	1.65	1.76	(0.18)	(0.09)	(0.27)	13.70	14.73%	26,817	0.68%	0.64%	0.88%
Class R4
3/31/22[r]	$ 14.16	$ 0.23	$ (0.34)	$ (0.11)	$ (0.43)	$ (1.52)	$ (1.95)	$ 12.10	(1.35%)[b]	$ 22,243	0.57%[a]	0.50%[a]	3.42%[a]
9/30/21	11.97	0.17	2.54	2.71	(0.24)	(0.28)	(0.52)	14.16	23.08%	24,087	0.57%	0.50%	1.22%
9/30/20	12.63	0.30	0.38	0.68	(0.24)	(1.10)	(1.34)	11.97	5.30%	24,244	0.57%	0.50%	2.47%
9/30/19	14.06	0.27	(0.09)aa	0.18	(0.34)	(1.27)	(1.61)	12.63	3.37%	49,044	0.57%	0.50%	2.17%
9/30/18	13.67	0.19	0.91	1.10	(0.45)	(0.26)	(0.71)	14.06	8.28%	56,342	0.56%	0.52%	1.40%
9/30/17	12.18	0.10	1.67	1.77	(0.19)	(0.09)	(0.28)	13.67	14.92%	48,392	0.58%	0.54%	0.80%
Class R3
3/31/22[r]	$ 14.10	$ 0.21	$ (0.33)	$ (0.12)	$ (0.40)	$ (1.52)	$ (1.92)	$ 12.06	(1.44%)[b]	$ 50,085	0.82%[a]	0.75%[a]	3.23%[a]
9/30/21	11.93	0.14	2.53	2.67	(0.22)	(0.28)	(0.50)	14.10	22.76%	53,677	0.82%	0.75%	1.02%
9/30/20	12.58	0.18	0.48	0.66	(0.21)	(1.10)	(1.31)	11.93	5.12%	54,970	0.82%	0.75%	1.51%
9/30/19	14.02	0.24	(0.10)aa	0.14	(0.31)	(1.27)	(1.58)	12.58	2.99%	61,925	0.82%	0.75%	1.95%
9/30/18	13.62	0.17	0.90	1.07	(0.41)	(0.26)	(0.67)	14.02	8.08%	69,914	0.81%	0.77%	1.26%
9/30/17	12.15	0.07	1.66	1.73	(0.17)	(0.09)	(0.26)	13.62	14.55%	64,790	0.83%	0.79%	0.58%

The accompanying notes are an integral part of the financial statements.

99

MassMutual RetireSMARTSM by JPMorgan 2040 Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/22[r]	$ 14.28	$ 0.24	$ (0.25)	$ (0.01)	$ (0.49)	$ (1.48)	$ (1.97)	$ 12.30	(0.55%)[b]	$ 55,232	0.08%[a]	0.04%[a]	3.60%[a]
9/30/21	11.54	0.19	2.81	3.00	(0.26)	—	(0.26)	14.28	26.26%	51,708	0.08%	0.04%	1.36%
9/30/20	12.19	0.23	0.47	0.70	(0.27)	(1.08)	(1.35)	11.54	5.59%	38,583	0.09%	0.04%	2.06%
9/30/19	13.81	0.28	(0.16)aa	0.12	(0.39)	(1.35)	(1.74)	12.19	3.22%	28,872	0.09%	0.04%	2.32%
9/30/18	13.23	0.27	0.92	1.19	(0.49)	(0.12)	(0.61)	13.81	9.19%	12,676	0.08%	0.05%	2.00%
9/30/17	11.65	0.12	1.69	1.81	(0.23)	—	(0.23)	13.23	15.80%	10,771	0.08%	0.07%	0.99%
Class R5
3/31/22[r]	$ 14.26	$ 0.23	$ (0.23)	$ (0.00)[d]	$ (0.48)	$ (1.48)	$ (1.96)	$ 12.30	(0.52%)[b]	$ 57,561	0.18%[a]	0.14%[a]	3.47%[a]
9/30/21	11.53	0.18	2.80	2.98	(0.25)	—	(0.25)	14.26	26.08%	62,894	0.18%	0.14%	1.35%
9/30/20	12.18	0.24	0.45	0.69	(0.26)	(1.08)	(1.34)	11.53	5.51%	51,048	0.19%	0.14%	2.15%
9/30/19	13.80	0.22	(0.11)aa	0.11	(0.38)	(1.35)	(1.73)	12.18	3.14%	63,062	0.19%	0.14%	1.84%
9/30/18	13.22	0.26	0.92	1.18	(0.48)	(0.12)	(0.60)	13.80	9.10%	10,301	0.18%	0.15%	1.94%
9/30/17	11.65	0.10	1.69	1.79	(0.22)	—	(0.22)	13.22	15.61%	20,737	0.18%	0.17%	0.78%
Service Class
3/31/22[r]	$ 14.33	$ 0.27	$ (0.29)	$ (0.02)	$ (0.46)	$ (1.48)	$ (1.94)	$ 12.37	(0.60%)[b]	$ 21,490	0.28%[a]	0.24%[a]	3.92%[a]
9/30/21	11.58	0.18	2.81	2.99	(0.24)	—	(0.24)	14.33	26.04%	27,788	0.28%	0.24%	1.31%
9/30/20	12.23	0.19	0.48	0.67	(0.24)	(1.08)	(1.32)	11.58	5.32%	25,091	0.29%	0.24%	1.67%
9/30/19	13.81	0.34	(0.23)aa	0.11	(0.34)	(1.35)	(1.69)	12.23	3.08%	22,042	0.29%	0.24%	2.77%
9/30/18	13.23	0.23	0.93	1.16	(0.46)	(0.12)	(0.58)	13.81	8.95%	68,297	0.28%	0.25%	1.71%
9/30/17	11.66	0.14	1.63	1.77	(0.20)	—	(0.20)	13.23	15.45%	81,099	0.28%	0.27%	1.16%

		Year ended September 30
	Six months ended March 31, 2022[b,r]	2021	2020	2019	2018	2017
Portfolio turnover rate	23%	33%	89%	40%	59%	37%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.
aa

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.

100

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/22[r]	$ 14.24	$ 0.22	$ (0.24)	$ (0.02)	$ (0.45)	$ (1.48)	$ (1.93)	$ 12.29	(0.64%)[b]	$ 57,629	0.38%[a]	0.34%[a]	3.33%[a]
9/30/21	11.51	0.15	2.81	2.96	(0.23)	—	(0.23)	14.24	25.89%	65,351	0.38%	0.34%	1.08%
9/30/20	12.17	0.23	0.42	0.65	(0.23)	(1.08)	(1.31)	11.51	5.18%	52,611	0.39%	0.34%	1.99%
9/30/19	13.77	0.26	(0.16)aa	0.10	(0.35)	(1.35)	(1.70)	12.17	2.99%	75,729	0.39%	0.34%	2.20%
9/30/18	13.19	0.22	0.92	1.14	(0.44)	(0.12)	(0.56)	13.77	8.86%	73,290	0.38%	0.35%	1.66%
9/30/17	11.62	0.12	1.64	1.76	(0.19)	—	(0.19)	13.19	15.39%	73,514	0.38%	0.37%	0.98%
Class A
3/31/22[r]	$ 14.10	$ 0.19	$ (0.23)	$ (0.04)	$ (0.35)	$ (1.48)	$ (1.83)	$ 12.23	(0.74%)[b]	$ 19,778	0.63%[a]	0.59%[a]	2.91%[a]
9/30/21	11.41	0.15	2.74	2.89	(0.20)	—	(0.20)	14.10	25.54%	25,723	0.63%	0.59%	1.13%
9/30/20	12.07	0.15	0.48	0.63	(0.21)	(1.08)	(1.29)	11.41	5.03%	49,795	0.64%	0.59%	1.34%
9/30/19	13.66	0.20	(0.14)aa	0.06	(0.30)	(1.35)	(1.65)	12.07	2.68%	42,006	0.64%	0.59%	1.71%
9/30/18	13.09	0.18	0.92	1.10	(0.41)	(0.12)	(0.53)	13.66	8.54%	44,233	0.63%	0.60%	1.34%
9/30/17	11.53	0.11	1.61	1.72	(0.16)	—	(0.16)	13.09	15.16%	41,159	0.63%	0.62%	0.88%
Class R4
3/31/22[r]	$ 13.97	$ 0.20	$ (0.23)	$ (0.03)	$ (0.42)	$ (1.48)	$ (1.90)	$ 12.04	(0.74%)[b]	$ 19,655	0.53%[a]	0.49%[a]	3.06%[a]
9/30/21	11.29	0.14	2.74	2.88	(0.20)	—	(0.20)	13.97	25.69%	21,449	0.53%	0.49%	1.07%
9/30/20	11.96	0.24	0.38	0.62	(0.21)	(1.08)	(1.29)	11.29	5.04%	24,740	0.54%	0.49%	2.15%
9/30/19	13.56	0.24	(0.16)aa	0.08	(0.33)	(1.35)	(1.68)	11.96	2.84%	43,641	0.54%	0.49%	2.05%
9/30/18	13.01	0.19	0.91	1.10	(0.43)	(0.12)	(0.55)	13.56	8.63%	46,980	0.53%	0.50%	1.40%
9/30/17	11.47	0.10	1.62	1.72	(0.18)	—	(0.18)	13.01	15.23%	41,195	0.53%	0.52%	0.79%
Class R3
3/31/22[r]	$ 13.70	$ 0.19	$ (0.24)	$ (0.05)	$ (0.39)	$ (1.48)	$ (1.87)	$ 11.78	(0.87%)[b]	$ 53,634	0.78%[a]	0.74%[a]	2.89%[a]
9/30/21	11.09	0.11	2.68	2.79	(0.18)	—	(0.18)	13.70	25.36%	52,607	0.78%	0.74%	0.85%
9/30/20	11.75	0.15	0.45	0.60	(0.18)	(1.08)	(1.26)	11.09	4.92%	54,015	0.79%	0.74%	1.34%
9/30/19	13.36	0.21	(0.18)aa	0.03	(0.29)	(1.35)	(1.64)	11.75	2.48%	59,312	0.79%	0.74%	1.85%
9/30/18	12.82	0.16	0.90	1.06	(0.40)	(0.12)	(0.52)	13.36	8.44%	64,385	0.78%	0.75%	1.19%
9/30/17	11.31	0.06	1.61	1.67	(0.16)	—	(0.16)	12.82	14.95%	59,300	0.78%	0.77%	0.51%

The accompanying notes are an integral part of the financial statements.

101

MassMutual RetireSMARTSM by JPMorgan 2045 Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/22[r]	$ 14.76	$ 0.23	$ (0.13)	$ 0.10	$ (0.53)	$ (1.94)	$ (2.47)	$ 12.39	0.05%[b]	$ 31,481	0.17%[a]	0.02%[a]	3.31%[a]
9/30/21	11.96	0.17	3.18	3.35	(0.24)	(0.31)	(0.55)	14.76	28.57%	30,290	0.16%	0.02%	1.24%
9/30/20	12.75	0.24	0.48	0.72	(0.29)	(1.22)	(1.51)	11.96	5.41%	21,522	0.18%	0.02%	2.04%
9/30/19	14.41	0.29	(0.18)aa	0.11	(0.39)	(1.38)	(1.77)	12.75	3.08%	19,099	0.18%	0.02%	2.32%
9/30/18	13.88	0.21	1.06	1.27	(0.51)	(0.23)	(0.74)	14.41	9.38%	9,650	0.18%	0.03%	1.51%
9/30/17	12.32	0.13	1.80	1.93	(0.23)	(0.14)	(0.37)	13.88	16.07%	6,210	0.21%	0.06%	0.98%
Class R5
3/31/22[r]	$ 14.76	$ 0.22	$ (0.13)	$ 0.09	$ (0.51)	$ (1.94)	$ (2.45)	$ 12.40	0.03%[b]	$ 1,392	0.27%[a]	0.12%[a]	3.18%[a]
9/30/21	11.96	0.17	3.17	3.34	(0.23)	(0.31)	(0.54)	14.76	28.46%	1,327	0.26%	0.12%	1.17%
9/30/20	12.76	0.20	0.50	0.70	(0.28)	(1.22)	(1.50)	11.96	5.25%	935	0.28%	0.12%	1.70%
9/30/19	14.41	0.12	(0.02)aa	0.10	(0.37)	(1.38)	(1.75)	12.76	3.02%	750	0.28%	0.12%	0.92%
9/30/18	13.88	0.33	0.92	1.25	(0.49)	(0.23)	(0.72)	14.41	9.24%	147	0.28%	0.14%	2.33%
9/30/17	12.31	0.17	1.74	1.91	(0.20)	(0.14)	(0.34)	13.88	15.92%	219	0.31%	0.15%	1.34%
Service Class
3/31/22[r]	$ 14.77	$ 0.24	$ (0.16)	$ 0.08	$ (0.49)	$ (1.94)	$ (2.43)	$ 12.42	(0.01%)[b]	$ 3,573	0.37%[a]	0.22%[a]	3.53%[a]
9/30/21	11.97	0.16	3.17	3.33	(0.22)	(0.31)	(0.53)	14.77	28.30%	4,642	0.36%	0.22%	1.14%
9/30/20	12.75	0.20	0.48	0.68	(0.24)	(1.22)	(1.46)	11.97	5.15%	4,391	0.38%	0.22%	1.69%
9/30/19	14.39	0.32	(0.23)aa	0.09	(0.35)	(1.38)	(1.73)	12.75	2.92%	3,874	0.38%	0.22%	2.58%
9/30/18	13.86	0.23	1.01	1.24	(0.48)	(0.23)	(0.71)	14.39	9.19%	9,964	0.38%	0.24%	1.66%
9/30/17	12.31	0.14	1.75	1.89	(0.20)	(0.14)	(0.34)	13.86	15.77%	10,572	0.41%	0.25%	1.08%

		Year ended September 30
	Six months ended March 31, 2022[b,r]	2021	2020	2019	2018	2017
Portfolio turnover rate	27%	34%	95%	46%	58%	39%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.
aa

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.

102

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/22[r]	$ 14.67	$ 0.20	$ (0.12)	$ 0.08	$ (0.48)	$ (1.94)	$ (2.42)	$ 12.33	(0.07%)[b]	$ 21,580	0.47%[a]	0.32%[a]	2.94%[a]
9/30/21	11.90	0.12	3.17	3.29	(0.21)	(0.31)	(0.52)	14.67	28.11%	26,780	0.46%	0.32%	0.87%
9/30/20	12.69	0.19	0.49	0.68	(0.25)	(1.22)	(1.47)	11.90	5.12%	19,671	0.48%	0.32%	1.59%
9/30/19	14.35	0.26	(0.19)aa	0.07	(0.35)	(1.38)	(1.73)	12.69	2.72%	21,597	0.48%	0.32%	2.12%
9/30/18	13.82	0.22	1.01	1.23	(0.47)	(0.23)	(0.70)	14.35	9.12%	18,549	0.48%	0.34%	1.54%
9/30/17	12.28	0.11	1.76	1.87	(0.19)	(0.14)	(0.33)	13.82	15.64%	16,509	0.51%	0.36%	0.86%
Class A
3/31/22[r]	$ 14.50	$ 0.16	$ (0.11)	$ 0.05	$ (0.32)	$ (1.94)	$ (2.26)	$ 12.29	(0.21%)[b]	$ 7,575	0.72%[a]	0.57%[a]	2.40%[a]
9/30/21	11.77	0.14	3.09	3.23	(0.19)	(0.31)	(0.50)	14.50	27.88%	11,723	0.71%	0.57%	1.04%
9/30/20	12.58	0.14	0.49	0.63	(0.22)	(1.22)	(1.44)	11.77	4.79%	28,190	0.73%	0.57%	1.18%
9/30/19	14.22	0.20	(0.15)aa	0.05	(0.31)	(1.38)	(1.69)	12.58	2.54%	19,901	0.73%	0.57%	1.61%
9/30/18	13.70	0.18	0.99	1.17	(0.42)	(0.23)	(0.65)	14.22	8.77%	19,675	0.74%	0.59%	1.25%
9/30/17	12.17	0.10	1.73	1.83	(0.16)	(0.14)	(0.30)	13.70	15.43%	16,011	0.76%	0.60%	0.82%
Class R4
3/31/22[r]	$ 14.42	$ 0.19	$ (0.13)	$ 0.06	$ (0.45)	$ (1.94)	$ (2.39)	$ 12.09	(0.19%)[b]	$ 18,756	0.62%[a]	0.47%[a]	2.79%[a]
9/30/21	11.70	0.12	3.10	3.22	(0.19)	(0.31)	(0.50)	14.42	27.98%	19,388	0.61%	0.47%	0.90%
9/30/20	12.51	0.24	0.40	0.64	(0.23)	(1.22)	(1.45)	11.70	4.89%	18,225	0.63%	0.47%	2.04%
9/30/19	14.15	0.24	(0.18)aa	0.06	(0.32)	(1.38)	(1.70)	12.51	2.68%	29,963	0.63%	0.47%	1.93%
9/30/18	13.65	0.20	0.98	1.18	(0.45)	(0.23)	(0.68)	14.15	8.86%	30,899	0.63%	0.49%	1.42%
9/30/17	12.13	0.09	1.75	1.84	(0.18)	(0.14)	(0.32)	13.65	15.52%	27,976	0.66%	0.51%	0.71%
Class R3
3/31/22[r]	$ 14.36	$ 0.17	$ (0.12)	$ 0.05	$ (0.41)	$ (1.94)	$ (2.35)	$ 12.06	(0.24%)[b]	$ 37,472	0.87%[a]	0.72%[a]	2.60%[a]
9/30/21	11.66	0.10	3.06	3.16	(0.15)	(0.31)	(0.46)	14.36	27.59%	40,009	0.86%	0.72%	0.72%
9/30/20	12.47	0.14	0.47	0.61	(0.20)	(1.22)	(1.42)	11.66	4.62%	42,710	0.88%	0.72%	1.25%
9/30/19	14.11	0.22	(0.19)aa	0.03	(0.29)	(1.38)	(1.67)	12.47	2.41%	46,767	0.88%	0.72%	1.82%
9/30/18	13.61	0.16	0.99	1.15	(0.42)	(0.23)	(0.65)	14.11	8.62%	49,481	0.88%	0.74%	1.19%
9/30/17	12.10	0.06	1.74	1.80	(0.15)	(0.14)	(0.29)	13.61	15.25%	44,618	0.91%	0.76%	0.48%

The accompanying notes are an integral part of the financial statements.

103

MassMutual RetireSMARTSM by JPMorgan 2050 Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/22[r]	$ 10.46	$ 0.16	$ (0.10)	$ 0.06	$ (0.36)	$ (1.10)	$ (1.46)	$ 9.06	0.05%[b]	$ 31,771	0.11%[a]	0.02%[a]	3.32%[a]
9/30/21	8.31	0.12	2.23	2.35	(0.17)	(0.03)	(0.20)	10.46	28.53%	26,674	0.12%	0.02%	1.21%
9/30/20	8.80	0.16	0.33	0.49	(0.19)	(0.79)	(0.98)	8.31	5.29%	18,528	0.13%	0.02%	2.02%
9/30/19	10.18	0.20	(0.15)aa	0.05	(0.28)	(1.15)	(1.43)	8.80	3.10%	15,050	0.14%	0.02%	2.27%
9/30/18	9.77	0.18	0.77	0.95	(0.36)	(0.18)	(0.54)	10.18	10.02%	5,973	0.14%	0.04%	1.82%
9/30/17	8.52	0.09	1.33	1.42	(0.15)	(0.02)	(0.17)	9.77	17.03%	3,775	0.15%	0.06%	0.96%
Class R5
3/31/22[r]	$ 10.44	$ 0.16	$ (0.10)	$ 0.06	$ (0.35)	$ (1.10)	$ (1.45)	$ 9.05	0.07%[b]	$ 50,193	0.21%[a]	0.12%[a]	3.17%[a]
9/30/21	8.29	0.13	2.21	2.34	(0.16)	(0.03)	(0.19)	10.44	28.49%	50,534	0.22%	0.12%	1.31%
9/30/20	8.78	0.16	0.32	0.48	(0.18)	(0.79)	(0.97)	8.29	5.20%	42,985	0.23%	0.12%	1.93%
9/30/19	10.16	0.17	(0.13)aa	0.04	(0.27)	(1.15)	(1.42)	8.78	3.03%	45,022	0.24%	0.12%	1.94%
9/30/18	9.76	0.18	0.75	0.93	(0.35)	(0.18)	(0.53)	10.16	9.83%	5,701	0.24%	0.14%	1.78%
9/30/17	8.51	0.06	1.35	1.41	(0.14)	(0.02)	(0.16)	9.76	16.95%	14,378	0.25%	0.16%	0.72%
Service Class
3/31/22[r]	$ 10.50	$ 0.17	$ (0.12)	$ 0.05	$ (0.34)	$ (1.10)	$ (1.44)	$ 9.11	(0.03%)[b]	$ 10,851	0.31%[a]	0.22%[a]	3.48%[a]
9/30/21	8.34	0.12	2.23	2.35	(0.16)	(0.03)	(0.19)	10.50	28.34%	12,565	0.32%	0.22%	1.19%
9/30/20	8.82	0.13	0.34	0.47	(0.16)	(0.79)	(0.95)	8.34	5.13%	10,119	0.33%	0.22%	1.59%
9/30/19	10.17	0.24	(0.20)aa	0.04	(0.24)	(1.15)	(1.39)	8.82	2.92%	8,399	0.34%	0.22%	2.73%
9/30/18	9.76	0.15	0.78	0.93	(0.34)	(0.18)	(0.52)	10.17	9.81%	41,405	0.34%	0.24%	1.55%
9/30/17	8.51	0.08	1.32	1.40	(0.13)	(0.02)	(0.15)	9.76	16.81%	40,188	0.35%	0.26%	0.94%

		Year ended September 30
	Six months ended March 31, 2022[b,r]	2021	2020	2019	2018	2017
Portfolio turnover rate	21%	36%	92%	40%	65%	43%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.
aa

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.

104

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/22[r]	$ 10.45	$ 0.15	$ (0.11)	$ 0.04	$ (0.33)	$ (1.10)	$ (1.43)	$ 9.06	(0.15%)[b]	$ 43,073	0.41%[a]	0.32%[a]	2.98%[a]
9/30/21	8.30	0.09	2.23	2.32	(0.14)	(0.03)	(0.17)	10.45	28.20%	46,558	0.42%	0.32%	0.91%
9/30/20	8.79	0.16	0.30	0.46	(0.16)	(0.79)	(0.95)	8.30	4.98%	34,367	0.43%	0.32%	1.97%
9/30/19	10.16	0.18	(0.15)aa	0.03	(0.25)	(1.15)	(1.40)	8.79	2.84%	52,850	0.44%	0.32%	2.06%
9/30/18	9.75	0.15	0.77	0.92	(0.33)	(0.18)	(0.51)	10.16	9.72%	44,569	0.44%	0.34%	1.47%
9/30/17	8.51	0.07	1.32	1.39	(0.13)	(0.02)	(0.15)	9.75	16.60%	37,139	0.45%	0.36%	0.76%
Class A
3/31/22[r]	$ 10.35	$ 0.12	$ (0.08)	$ 0.04	$ (0.26)	$ (1.10)	$ (1.36)	$ 9.03	(0.18%)[b]	$ 10,882	0.66%[a]	0.57%[a]	2.50%[a]
9/30/21	8.23	0.10	2.18	2.28	(0.13)	(0.03)	(0.16)	10.35	27.87%	14,761	0.67%	0.57%	1.00%
9/30/20	8.72	0.10	0.34	0.44	(0.14)	(0.79)	(0.93)	8.23	4.81%	26,813	0.68%	0.57%	1.22%
9/30/19	10.08	0.15	(0.14)aa	0.01	(0.22)	(1.15)	(1.37)	8.72	2.54%	21,195	0.69%	0.57%	1.70%
9/30/18	9.68	0.12	0.76	0.88	(0.30)	(0.18)	(0.48)	10.08	9.34%	20,721	0.69%	0.59%	1.25%
9/30/17	8.44	0.06	1.31	1.37	(0.11)	(0.02)	(0.13)	9.68	16.48%	19,612	0.70%	0.61%	0.62%
Class R4
3/31/22[r]	$ 10.29	$ 0.14	$ (0.09)	$ 0.05	$ (0.31)	$ (1.10)	$ (1.41)	$ 8.93	(0.05%)[b]	$ 15,291	0.56%[a]	0.47%[a]	2.79%[a]
9/30/21	8.18	0.08	2.19	2.27	(0.13)	(0.03)	(0.16)	10.29	27.93%	16,268	0.57%	0.47%	0.86%
9/30/20	8.68	0.16	0.28	0.44	(0.15)	(0.79)	(0.94)	8.18	4.78%	15,258	0.58%	0.47%	1.93%
9/30/19	10.05	0.16	(0.15)aa	0.01	(0.23)	(1.15)	(1.38)	8.68	2.66%	23,206	0.59%	0.47%	1.91%
9/30/18	9.65	0.13	0.77	0.90	(0.32)	(0.18)	(0.50)	10.05	9.56%	22,706	0.59%	0.49%	1.37%
9/30/17	8.42	0.06	1.31	1.37	(0.12)	(0.02)	(0.14)	9.65	16.52%	20,958	0.60%	0.51%	0.70%
Class R3
3/31/22[r]	$ 10.20	$ 0.12	$ (0.09)	$ 0.03	$ (0.29)	$ (1.10)	$ (1.39)	$ 8.84	(0.26%)[b]	$ 34,659	0.81%[a]	0.72%[a]	2.59%[a]
9/30/21	8.11	0.07	2.16	2.23	(0.11)	(0.03)	(0.14)	10.20	27.70%	34,349	0.82%	0.72%	0.71%
9/30/20	8.60	0.10	0.32	0.42	(0.12)	(0.79)	(0.91)	8.11	4.59%	32,608	0.83%	0.72%	1.23%
9/30/19	9.96	0.16	(0.16)aa	0.00[d]	(0.21)	(1.15)	(1.36)	8.60	2.44%	34,061	0.84%	0.72%	1.86%
9/30/18	9.57	0.11	0.76	0.87	(0.30)	(0.18)	(0.48)	9.96	9.28%	39,324	0.84%	0.74%	1.13%
9/30/17	8.36	0.03	1.30	1.33	(0.10)	(0.02)	(0.12)	9.57	16.20%	35,264	0.85%	0.76%	0.38%

The accompanying notes are an integral part of the financial statements.

105

MassMutual RetireSMARTSM by JPMorgan 2055 Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000)’s	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/22[r]	$ 12.33	$ 0.19	$ (0.12)	$ 0.07	$ (0.44)	$ (1.27)	$ (1.71)	$ 10.69	0.08%[b]	$ 14,768	0.32%[a]	0.00%[a]	3.34%[a]
9/30/21	10.15	0.14	2.67	2.81	(0.21)	(0.42)	(0.63)	12.33	28.46%	13,996	0.33%	0.00%	1.20%
9/30/20	10.73	0.21	0.40	0.61	(0.23)	(0.96)	(1.19)	10.15	5.43%	9,429	0.39%	0.00%	2.09%
9/30/19	12.04	0.24	(0.13)aa	0.11	(0.33)	(1.09)	(1.42)	10.73	3.15%	7,761	0.41%	0.00%	2.31%
9/30/18	11.71	0.19	0.94	1.13	(0.44)	(0.36)	(0.80)	12.04	9.97%	3,804	0.49%	0.02%	1.61%
9/30/17	10.30	0.10	1.62	1.72	(0.17)	(0.14)	(0.31)	11.71	17.23%	2,188	0.65%	0.04%	0.93%
Class R5
3/31/22[r]	$ 12.33	$ 0.17	$ (0.11)	$ 0.06	$ (0.42)	$ (1.27)	$ (1.69)	$ 10.70	0.03%[b]	$ 1,024	0.42%[a]	0.10%[a]	2.90%[a]
9/30/21	10.15	0.10	2.70	2.80	(0.20)	(0.42)	(0.62)	12.33	28.35%	1,523	0.43%	0.10%	0.79%
9/30/20	10.73	0.17	0.43	0.60	(0.22)	(0.96)	(1.18)	10.15	5.34%	643	0.49%	0.10%	1.72%
9/30/19	12.04	0.17	(0.08)aa	0.09	(0.31)	(1.09)	(1.40)	10.73	3.02%	534	0.51%	0.10%	1.61%
9/30/18	11.71	0.15	0.96	1.11	(0.42)	(0.36)	(0.78)	12.04	9.84%	231	0.59%	0.11%	1.24%
9/30/17	10.29	0.13	1.59	1.72	(0.16)	(0.14)	(0.30)	11.71	17.14%	139	0.77%	0.13%	1.19%
Service Class
3/31/22[r]	$ 12.38	$ 0.19	$ (0.14)	$ 0.05	$ (0.41)	$ (1.27)	$ (1.68)	$ 10.75	(0.05%)[b]	$ 3,046	0.52%[a]	0.20%[a]	3.32%[a]
9/30/21	10.18	0.13	2.68	2.81	(0.19)	(0.42)	(0.61)	12.38	28.34%	3,260	0.53%	0.20%	1.11%
9/30/20	10.75	0.18	0.40	0.58	(0.19)	(0.96)	(1.15)	10.18	5.15%	2,498	0.59%	0.20%	1.77%
9/30/19	12.05	0.28	(0.19)aa	0.09	(0.30)	(1.09)	(1.39)	10.75	2.99%	2,291	0.61%	0.20%	2.63%
9/30/18	11.72	0.18	0.93	1.11	(0.42)	(0.36)	(0.78)	12.05	9.78%	5,512	0.69%	0.22%	1.55%
9/30/17	10.32	0.10	1.60	1.70	(0.16)	(0.14)	(0.30)	11.72	16.92%	4,159	0.86%	0.23%	0.88%

		Year ended September 30
	Six months ended March 31, 2022[b,r]	2021	2020	2019	2018	2017
Portfolio turnover rate	26%	38%	89%	50%	62%	47%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.
aa

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.

106

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000)’s	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/22[r]	$ 12.28	$ 0.17	$ (0.12)	$ 0.05	$ (0.40)	$ (1.27)	$ (1.67)	$ 10.66	(0.04%)[b]	$ 11,072	0.62%[a]	0.30%[a]	2.96%[a]
9/30/21	10.11	0.10	2.67	2.77	(0.18)	(0.42)	(0.60)	12.28	28.13%	10,954	0.63%	0.30%	0.85%
9/30/20	10.69	0.16	0.42	0.58	(0.20)	(0.96)	(1.16)	10.11	5.13%	7,482	0.69%	0.30%	1.61%
9/30/19	12.00	0.21	(0.14)aa	0.07	(0.29)	(1.09)	(1.38)	10.69	2.79%	8,364	0.71%	0.30%	1.98%
9/30/18	11.67	0.18	0.92	1.10	(0.41)	(0.36)	(0.77)	12.00	9.73%	6,286	0.79%	0.32%	1.52%
9/30/17	10.28	0.08	1.60	1.68	(0.15)	(0.14)	(0.29)	11.67	16.83%	5,022	0.95%	0.34%	0.71%
Class A
3/31/22[r]	$ 12.23	$ 0.09	$ (0.06)	$ 0.03	$ (0.17)	$ (1.27)	$ (1.44)	$ 10.82	(0.14%)[b]	$ 1,891	0.87%[a]	0.55%[a]	1.49%[a]
9/30/21	10.08	0.11	2.62	2.73	(0.16)	(0.42)	(0.58)	12.23	27.80%	6,298	0.88%	0.55%	0.96%
9/30/20	10.67	0.13	0.42	0.55	(0.18)	(0.96)	(1.14)	10.08	4.83%	10,137	0.94%	0.55%	1.29%
9/30/19	11.97	0.16	(0.11)aa	0.05	(0.26)	(1.09)	(1.35)	10.67	2.55%	7,587	0.96%	0.55%	1.57%
9/30/18	11.64	0.12	0.94	1.06	(0.37)	(0.36)	(0.73)	11.97	9.41%	7,070	1.04%	0.57%	1.02%
9/30/17	10.25	0.08	1.58	1.66	(0.13)	(0.14)	(0.27)	11.64	16.58%	4,975	1.22%	0.58%	0.77%
Class R4
3/31/22[r]	$ 12.20	$ 0.16	$ (0.12)	$ 0.04	$ (0.38)	$ (1.27)	$ (1.65)	$ 10.59	(0.18%)[b]	$ 6,835	0.77%[a]	0.45%[a]	2.82%[a]
9/30/21	10.04	0.11	2.63	2.74	(0.16)	(0.42)	(0.58)	12.20	28.02%	7,822	0.78%	0.45%	0.92%
9/30/20	10.64	0.22	0.33	0.55	(0.19)	(0.96)	(1.15)	10.04	4.85%	6,887	0.84%	0.45%	2.20%
9/30/19	11.94	0.21	(0.14)aa	0.07	(0.28)	(1.09)	(1.37)	10.64	2.75%	12,251	0.86%	0.45%	2.02%
9/30/18	11.62	0.14	0.93	1.07	(0.39)	(0.36)	(0.75)	11.94	9.50%	11,111	0.94%	0.47%	1.19%
9/30/17	10.24	0.06	1.60	1.66	(0.14)	(0.14)	(0.28)	11.62	16.66%	7,998	1.10%	0.49%	0.54%
Class R3
3/31/22[r]	$ 12.12	$ 0.15	$ (0.12)	$ 0.03	$ (0.35)	$ (1.27)	$ (1.62)	$ 10.53	(0.24%)[b]	$ 25,241	1.02%[a]	0.70%[a]	2.56%[a]
9/30/21	9.99	0.09	2.60	2.69	(0.14)	(0.42)	(0.56)	12.12	27.60%	23,885	1.03%	0.70%	0.76%
9/30/20	10.58	0.11	0.42	0.53	(0.16)	(0.96)	(1.12)	9.99	4.69%	24,149	1.09%	0.70%	1.17%
9/30/19	11.88	0.19	(0.15)aa	0.04	(0.25)	(1.09)	(1.34)	10.58	2.44%	22,185	1.11%	0.70%	1.79%
9/30/18	11.57	0.13	0.90	1.03	(0.36)	(0.36)	(0.72)	11.88	9.22%	21,236	1.19%	0.72%	1.10%
9/30/17	10.20	0.04	1.59	1.63	(0.12)	(0.14)	(0.26)	11.57	16.41%	16,657	1.36%	0.73%	0.41%

The accompanying notes are an integral part of the financial statements.

107

MassMutual RetireSMARTSM by JPMorgan 2060 Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/22[r]	$ 12.03	$ 0.20	$ (0.14)	$ 0.06	$ (0.41)	$ (1.05)	$ (1.46)	$ 10.63	0.07%[b]	$ 13,540	0.89%[a]	0.00%[a]	3.48%[a]
9/30/21	9.91	0.15	2.59	2.74	(0.20)	(0.42)	(0.62)	12.03	28.43%	14,808	1.07%	0.00%	1.29%
9/30/20	10.53	0.20	0.39	0.59	(0.23)	(0.98)	(1.21)	9.91	5.39%	10,758	1.32%	0.00%	2.06%
9/30/19	11.92	0.28	(0.19)	0.09	(0.32)	(1.16)	(1.48)	10.53	3.15%	10,904	1.57%	0.00%	2.70%
9/30/18	11.40	0.22	0.89	1.11	(0.39)	(0.20)	(0.59)	11.92	10.03%	11,994	1.68%	0.02%	1.90%
9/30/17	10.17	0.12	1.54	1.66	(0.18)	(0.25)	(0.43)	11.40	17.02%	11,238	2.19%	0.04%	1.13%
Class R5
3/31/22[r]	$ 12.00	$ 0.17	$ (0.11)	$ 0.06	$ (0.37)	$ (1.05)	$ (1.42)	$ 10.64	0.03%[b]	$ 224	0.99%[a]	0.10%[a]	2.98%[a]
9/30/21	9.89	0.13	2.59	2.72	(0.19)	(0.42)	(0.61)	12.00	28.27%	1,352	1.17%	0.10%	1.12%
9/30/20	10.51	0.25	0.33	0.58	(0.22)	(0.98)	(1.20)	9.89	5.33%	764	1.42%	0.10%	2.51%
9/30/19	11.91	0.10	(0.03)	0.07	(0.31)	(1.16)	(1.47)	10.51	2.96%	1,257	1.67%	0.10%	1.01%
9/30/18	11.39	0.13	0.97	1.10	(0.38)	(0.20)	(0.58)	11.91	9.94%	319	1.78%	0.11%	1.09%
9/30/17	10.16	0.10	1.55	1.65	(0.17)	(0.25)	(0.42)	11.39	16.92%	143	2.27%	0.14%	0.92%
Service Class
3/31/22[r]	$ 11.97	$ 0.18	$ (0.12)	$ 0.06	$ (0.40)	$ (1.05)	$ (1.45)	$ 10.58	0.01%[b]	$ 2,608	1.09%[a]	0.20%[a]	3.23%[a]
9/30/21	9.87	0.12	2.58	2.70	(0.18)	(0.42)	(0.60)	11.97	28.15%	2,047	1.27%	0.21%	1.03%
9/30/20	10.49	0.12	0.45	0.57	(0.21)	(0.98)	(1.19)	9.87	5.23%	1,453	1.52%	0.20%	1.20%
9/30/19	11.90	0.32	(0.27)	0.05	(0.30)	(1.16)	(1.46)	10.49	2.79%	529	1.77%	0.20%	3.10%
9/30/18	11.38	0.12	0.98	1.10	(0.38)	(0.20)	(0.58)	11.90	9.88%	668	1.88%	0.21%	1.01%
9/30/17	10.16	0.08	1.56	1.64	(0.17)	(0.25)	(0.42)	11.38	16.76%	275	2.36%	0.24%	0.77%

		Year ended September 30
	Six months ended March 31, 2022[b,r]	2021	2020	2019	2018	2017
Portfolio turnover rate	29%	38%	77%	51%	58%	29%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

108

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/22[r]	$ 11.95	$ 0.16	$ (0.12)	$ 0.04	$ (0.38)	$ (1.05)	$ (1.43)	$ 10.56	(0.09%)[b]	$ 2,530	1.19%[a]	0.30%[a]	2.88%[a]
9/30/21	9.85	0.09	2.60	2.69	(0.17)	(0.42)	(0.59)	11.95	28.08%	2,210	1.37%	0.33%	0.79%
9/30/20	10.48	0.12	0.43	0.55	(0.20)	(0.98)	(1.18)	9.85	5.07%	1,304	1.62%	0.30%	1.29%
9/30/19	11.87	0.20	(0.15)	0.05	(0.28)	(1.16)	(1.44)	10.48	2.81%	665	1.87%	0.30%	1.97%
9/30/18	11.36	0.17	0.91	1.08	(0.37)	(0.20)	(0.57)	11.87	9.71%	448	1.98%	0.32%	1.47%
9/30/17	10.15	0.04	1.59	1.63	(0.17)	(0.25)	(0.42)	11.36	16.67%	349	2.41%	0.34%	0.34%
Class A
3/31/22[r]	$ 11.89	$ 0.15	$ (0.12)	$ 0.03	$ (0.28)	$ (1.05)	$ (1.33)	$ 10.59	(0.22%)[b]	$ 365	1.44%[a]	0.55%	2.57%[a]
9/30/21	9.83	0.12	2.52	2.64	(0.16)	(0.42)	(0.58)	11.89	27.59%	613	1.62%	0.59%	1.04%
9/30/20	10.46	0.07	0.46	0.53	(0.18)	(0.98)	(1.16)	9.83	4.89%	1,190	1.87%	0.55%	0.74%
9/30/19	11.86	0.19	(0.17)	0.02	(0.26)	(1.16)	(1.42)	10.46	2.50%	437	2.12%	0.55%	1.84%
9/30/18	11.35	0.10	0.95	1.05	(0.34)	(0.20)	(0.54)	11.86	9.47%	304	2.23%	0.56%	0.89%
9/30/17	10.13	0.06	1.54	1.60	(0.13)	(0.25)	(0.38)	11.35	16.40%	155	2.73%	0.59%	0.53%
Class R4
3/31/22[r]	$ 11.94	$ 0.16	$ (0.13)	$ 0.03	$ (0.36)	$ (1.05)	$ (1.41)	$ 10.56	(0.16%)[b]	$ 1,121	1.34%[a]	0.45%[a]	2.83%[a]
9/30/21	9.85	0.11	2.57	2.68	(0.17)	(0.42)	(0.59)	11.94	27.90%	1,019	1.52%	0.45%	0.92%
9/30/20	10.47	0.12	0.42	0.54	(0.18)	(0.98)	(1.16)	9.85	4.97%	769	1.77%	0.45%	1.26%
9/30/19	11.87	0.14	(0.11)	0.03	(0.27)	(1.16)	(1.43)	10.47	2.60%	374	2.02%	0.45%	1.36%
9/30/18	11.36	0.14	0.92	1.06	(0.35)	(0.20)	(0.55)	11.87	9.58%	255	2.13%	0.47%	1.24%
9/30/17	10.14	0.06	1.55	1.61	(0.14)	(0.25)	(0.39)	11.36	16.47%	162	2.62%	0.49%	0.55%
Class R3
3/31/22[r]	$ 11.87	$ 0.14	$ (0.12)	$ 0.02	$ (0.32)	$ (1.05)	$ (1.37)	$ 10.52	(0.28%)[b]	$ 1,492	1.59%[a]	0.70%[a]	2.45%[a]
9/30/21	9.80	0.12	2.51	2.63	(0.14)	(0.42)	(0.56)	11.87	27.53%	1,510	1.77%	0.70%	1.03%
9/30/20	10.41	0.08	0.43	0.51	(0.14)	(0.98)	(1.12)	9.80	4.66%	1,885	2.02%	0.70%	0.89%
9/30/19	11.80	0.14	(0.12)	0.02	(0.25)	(1.16)	(1.41)	10.41	2.49%	1,096	2.27%	0.70%	1.38%
9/30/18	11.32	0.08	0.94	1.02	(0.34)	(0.20)	(0.54)	11.80	9.20%	800	2.38%	0.72%	0.73%
9/30/17	10.12	0.02	1.57	1.59	(0.14)	(0.25)	(0.39)	11.32	16.25%	322	2.83%	0.74%	0.15%

The accompanying notes are an integral part of the financial statements.

109

MassMutual Select T. Rowe Price Retirement Balanced Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/22[r]	$ 17.72	$ 0.44	$ (0.76)	$ (0.32)	$ (0.65)	$ (1.08)	$ (1.73)	$ 15.67	(2.13%)[b]	$ 26,099	0.40%[a]	0.27%[a]	5.24%[a]
9/30/21	16.19	0.25	2.00	2.25	(0.36)	(0.36)	(0.72)	17.72	14.19%	25,173	0.40%	0.27%	1.42%
9/30/20	15.46	0.31	0.91	1.22	(0.38)	(0.11)	(0.49)	16.19	8.01%	18,598	0.19%	0.06%	2.03%
9/30/19	15.22	0.29	0.44	0.73	(0.36)	(0.13)	(0.49)	15.46	5.24%	14,363	0.27%	0.01%	1.94%
9/30/18[g]	15.00	0.02	0.20	0.22	—	—	—	15.22	1.47%[b]	5,429	0.41%[a]	0.00%[a]	0.25%[a]
Class M5
3/31/22[r]	$ 17.73	$ 0.42	$ (0.76)	$ (0.34)	$ (0.61)	$ (1.08)	$ (1.69)	$ 15.70	(2.20%)[b]	$ 148,997	0.55%[a]	0.42%[a]	5.00%[a]
9/30/21	16.20	0.23	2.00	2.23	(0.34)	(0.36)	(0.70)	17.73	14.02%	152,253	0.55%	0.42%	1.30%
9/30/20	15.48	0.34	0.85	1.19	(0.36)	(0.11)	(0.47)	16.20	7.85%	126,059	0.33%	0.20%	2.17%
9/30/19	15.21	0.08	0.64	0.72	(0.32)	(0.13)	(0.45)	15.48	5.11%	118,872	0.42%	0.16%	0.53%
9/30/18[g]	15.00	0.01	0.20	0.21	—	—	—	15.21	1.40%[b]	9,189	0.56%[a]	0.15%[a]	0.09%[a]
Class M4
3/31/22[r]	$ 17.66	$ 0.38	$ (0.75)	$ (0.37)	$ (0.48)	$ (1.08)	$ (1.56)	$ 15.73	(2.37%)[b]	$ 10,488	0.80%[a]	0.67%[a]	4.47%[a]
9/30/21	16.13	0.22	1.97	2.19	(0.30)	(0.36)	(0.66)	17.66	13.80%	14,092	0.80%	0.67%	1.27%
9/30/20	15.42	0.30	0.84	1.14	(0.32)	(0.11)	(0.43)	16.13	7.52%	19,598	0.58%	0.45%	1.94%
9/30/19	15.18	0.27	0.41	0.68	(0.31)	(0.13)	(0.44)	15.42	4.85%	17,961	0.67%	0.40%	1.79%
9/30/18[g]	15.00	(0.02)	0.20	0.18	—	—	—	15.18	1.20%[b]	14,251	0.81%[a]	0.40%[a]	(0.16%)[a]
Class M3
3/31/22[r]	$ 17.65	$ 0.36	$ (0.74)	$ (0.38)	$ (0.52)	$ (1.08)	$ (1.60)	$ 15.67	(2.48%)[b]	$ 11,189	1.05%[a]	0.92%[a]	4.28%[a]
9/30/21	16.11	0.13	2.01	2.14	(0.24)	(0.36)	(0.60)	17.65	13.47%	6,265	1.05%	0.92%	0.74%
9/30/20	15.39	0.28	0.82	1.10	(0.27)	(0.11)	(0.38)	16.11	7.27%	6,073	0.83%	0.70%	1.79%
9/30/19	15.16	0.25	0.39	0.64	(0.28)	(0.13)	(0.41)	15.39	4.61%	7,417	0.92%	0.66%	1.68%
9/30/18[g]	15.00	(0.04)	0.20	0.16	—	—	—	15.16	1.07%[b]	6,340	1.06%[a]	0.65%[a]	(0.41%)[a]

	Six months ended	Year ended September 30			Period ended
	March 31, 2022[b,r]	2021	2020	2019	September 30, 2018[b]
Portfolio turnover rate	12%	38%	50%	19%	60%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period February 16, 2018 (commencement of operations) through September 30, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

110

MassMutual Select T. Rowe Price Retirement 2005 Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/22[r]	$ 17.52	$ 0.39	$ (0.69)	$ (0.30)	$ (0.62)	$ (2.18)	$ (2.80)	$ 14.42	(2.27%)[b]	$ 17,955	0.42%[a]	0.28%[a]	4.97%[a]
9/30/21	16.24	0.30	1.84	2.14	(0.38)	(0.48)	(0.86)	17.52	13.48%	17,418	0.42%	0.28%	1.74%
9/30/20	15.74	0.34	0.85	1.19	(0.43)	(0.26)	(0.69)	16.24	7.74%	19,736	0.62%	0.06%	2.21%
9/30/19	15.19	0.21	0.66	0.87	(0.29)	(0.03)	(0.32)	15.74	5.96%	13,386	0.87%	0.02%	1.40%
9/30/18[g]	15.00	0.04	0.15	0.19	—	—	—	15.19	1.27%[b]	4,932	2.26%[a]	0.00%[a]	0.38%[a]
Class M5
3/31/22[r]	$ 17.48	$ 0.39	$ (0.70)	$ (0.31)	$ (0.60)	$ (2.18)	$ (2.78)	$ 14.39	(2.37%)[b]	$ 6,680	0.57%[a]	0.43%[a]	4.94%[a]
9/30/21	16.20	0.24	1.87	2.11	(0.35)	(0.48)	(0.83)	17.48	13.33%	7,783	0.57%	0.43%	1.39%
9/30/20	15.71	0.41	0.75	1.16	(0.41)	(0.26)	(0.67)	16.20	7.55%	8,440	0.77%	0.20%	2.63%
9/30/19	15.17	0.34	0.50	0.84	(0.27)	(0.03)	(0.30)	15.71	5.80%	8,422	1.03%	0.16%	2.26%
9/30/18[g]	15.00	0.02	0.15	0.17	—	—	—	15.17	1.13%[b]	7,754	2.41%[a]	0.15%[a]	0.21%[a]
Class M4
3/31/22[r]	$ 17.46	$ 0.37	$ (0.71)	$ (0.34)	$ (0.54)	$ (2.18)	$ (2.72)	$ 14.40	(2.52%)[b]	$ 2,531	0.82%[a]	0.68%[a]	4.71%[a]
9/30/21	16.17	0.21	1.86	2.07	(0.30)	(0.48)	(0.78)	17.46	13.07%	3,096	0.82%	0.68%	1.22%
9/30/20	15.69	0.36	0.76	1.12	(0.38)	(0.26)	(0.64)	16.17	7.29%	3,455	1.02%	0.45%	2.30%
9/30/19	15.15	0.25	0.56	0.81	(0.24)	(0.03)	(0.27)	15.69	5.53%	3,138	1.28%	0.41%	1.64%
9/30/18[g]	15.00	(0.00)[d]	0.15	0.15	—	—	—	15.15	1.00%[b]	2,059	2.66%[a]	0.40%[a]	(0.05%)[a]
Class M3
3/31/22[r]	$ 17.39	$ 0.34	$ (0.69)	$ (0.35)	$ (0.52)	$ (2.18)	$ (2.70)	$ 14.34	(2.58%)[b]	$ 1,588	1.07%[a]	0.93%[a]	4.36%[a]
9/30/21	16.11	0.12	1.90	2.02	(0.26)	(0.48)	(0.74)	17.39	12.77%	1,603	1.07%	0.93%	0.72%
9/30/20	15.64	0.32	0.76	1.08	(0.35)	(0.26)	(0.61)	16.11	7.01%	1,227	1.27%	0.69%	2.07%
9/30/19	15.12	0.22	0.55	0.77	(0.22)	(0.03)	(0.25)	15.64	5.28%	1,539	1.53%	0.66%	1.45%
9/30/18[g]	15.00	(0.03)	0.15	0.12	—	—	—	15.12	0.80%[b]	895	2.91%[a]	0.65%[a]	(0.30%)[a]

	Six months ended	Year ended September 30			Period ended
	March 31, 2022[b,r]	2021	2020	2019	September 30, 2018[b]
Portfolio turnover rate	19%	54%	59%	41%	39%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period February 16, 2018 (commencement of operations) through September 30, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

111

MassMutual Select T. Rowe Price Retirement 2010 Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/22[r]	$ 17.63	$ 0.40$	$ (0.73)	$ (0.33)	$ (0.62)	$ (1.28)	$ (1.90)	$ 15.40	(2.24%)[b]	$ 79,151	0.42%[a]	0.28%[a]	4.87%[a]
9/30/21	16.05	0.27	2.05	2.32	(0.37)	(0.37)	(0.74)	17.63	14.74%	75,734	0.42%	0.28%	1.55%
9/30/20	15.66	0.37	0.85	1.22	(0.43)	(0.40)	(0.83)	16.05	8.02%	72,187	0.20%	0.05%	2.40%
9/30/19	15.20	0.34	0.50	0.84	(0.37)	(0.01)	(0.38)	15.66	5.84%	65,842	0.16%	0.01%	2.26%
9/30/18[g]	15.00	0.02	0.18	0.20	—	—	—	15.20	1.33%[b]	19,842	0.26%[a]	0.00%[a]	0.33%[a]
Class M5
3/31/22[r]	$ 17.61	$ 0.41	$ (0.75)	$ (0.34)	$ (0.61)	$ (1.28)	$ (1.89)	$ 15.38	(2.32%)[b]	$ 31,337	0.57%[a]	0.43%[a]	5.01%[a]
9/30/21	16.03	0.21	2.08	2.29	(0.34)	(0.37)	(0.71)	17.61	14.57%	32,649	0.57%	0.43%	1.20%
9/30/20	15.65	0.39	0.80	1.19	(0.41)	(0.40)	(0.81)	16.03	7.81%	28,892	0.34%	0.20%	2.53%
9/30/19	15.19	0.36	0.46	0.82	(0.35)	(0.01)	(0.36)	15.65	5.70%	30,690	0.31%	0.16%	2.43%
9/30/18[g]	15.00	0.01	0.18	0.19	—	—	—	15.19	1.27%[b]	32,952	0.41%[a]	0.15%[a]	0.16%[a]
Class M4
3/31/22[r]	$ 17.56	$ 0.37	$ (0.74)	$ (0.37)	$ (0.51)	$ (1.28)	$ (1.79)	$ 15.40	(2.47%)[b]	$ 18,228	0.82%[a]	0.68%[a]	4.52%[a]
9/30/21	15.99	0.23	2.02	2.25	(0.31)	(0.37)	(0.68)	17.56	14.35%	26,545	0.82%	0.68%	1.37%
9/30/20	15.61	0.33	0.82	1.15	(0.37)	(0.40)	(0.77)	15.99	7.56%	30,398	0.60%	0.45%	2.16%
9/30/19	15.17	0.31	0.46	0.77	(0.32)	(0.01)	(0.33)	15.61	5.37%	23,473	0.56%	0.41%	2.06%
9/30/18[g]	15.00	(0.01)	0.18	0.17	—	—	—	15.17	1.13%[b]	20,459	0.66%[a]	0.40%[a]	(0.08%)[a]
Class M3
3/31/22[r]	$ 17.56	$ 0.37	$ (0.75)	$ (0.38)	$ (0.51)	$ (1.28)	$ (1.79)	$ 15.39	(2.58%)[b]	$ 11,685	1.07%[a]	0.93%[a]	4.49%[a]
9/30/21	15.99	0.15	2.04	2.19	(0.25)	(0.37)	(0.62)	17.56	13.97%	13,883	1.07%	0.93%	0.90%
9/30/20	15.59	0.25	0.87	1.12	(0.32)	(0.40)	(0.72)	15.99	7.34%	14,512	0.85%	0.70%	1.62%
9/30/19	15.14	0.26	0.48	0.74	(0.28)	(0.01)	(0.29)	15.59	5.15%	13,737	0.81%	0.66%	1.74%
9/30/18[g]	15.00	(0.04)	0.18	0.14	—	—	—	15.14	0.93%[b]	15,085	0.91%[a]	0.65%[a]	(0.33%)[a]

	Six months ended	Year ended September 30			Period ended
	March 31, 2022[b,r]	2021	2020	2019	September 30, 2018[b]
Portfolio turnover rate	14%	33%	53%	27%	14%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period February 16, 2018 (commencement of operations) through September 30, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

112

MassMutual Select T. Rowe Price Retirement 2015 Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/22[r]	$ 17.97	$ 0.39	$ (0.73)	$ (0.34)	$ (0.62)	$ (1.15)	$ (1.77)	$ 15.86	(2.26%)[b]	$ 81,555	0.44%[a]	0.30%[a]	4.58%[a]
9/30/21	16.17	0.24	2.32	2.56	(0.35)	(0.41)	(0.76)	17.97	16.19%	78,555	0.44%	0.32%	1.35%
9/30/20	15.64	0.35	0.93	1.28	(0.41)	(0.34)	(0.75)	16.17	8.40%	65,346	0.20%	0.06%	2.29%
9/30/19	15.21	0.30	0.49	0.79	(0.34)	(0.02)	(0.36)	15.64	5.52%	56,389	0.17%	0.01%	1.99%
9/30/18[g]	15.00	0.02	0.19	0.21	—	—	—	15.21	1.40%[b]	27,304	0.34%[a]	0.00%[a]	0.29%[a]
Class M5
3/31/22[r]	$ 17.94	$ 0.40	$ (0.75)	$ (0.35)	$ (0.60)	$ (1.15)	$ (1.75)	$ 15.84	(2.31%)[b]	$ 52,199	0.59%[a]	0.45%[a]	4.72%[a]
9/30/21	16.14	0.21	2.32	2.53	(0.32)	(0.41)	(0.73)	17.94	16.05%	64,169	0.59%	0.47%	1.21%
9/30/20	15.62	0.36	0.89	1.25	(0.39)	(0.34)	(0.73)	16.14	8.19%	53,926	0.35%	0.21%	2.30%
9/30/19	15.19	0.32	0.46	0.78	(0.33)	(0.02)	(0.35)	15.62	5.44%	52,284	0.32%	0.16%	2.14%
9/30/18[g]	15.00	0.01	0.18	0.19	—	—	—	15.19	1.27%[b]	53,386	0.49%[a]	0.15%[a]	0.14%[a]
Class M4
3/31/22[r]	$ 17.92	$ 0.36	$ (0.73)	$ (0.37)	$ (0.52)	$ (1.15)	$ (1.67)	$ 15.88	(2.43%)[b]	$ 9,779	0.84%[a]	0.70%[a]	4.27%[a]
9/30/21	16.12	0.19	2.30	2.49	(0.28)	(0.41)	(0.69)	17.92	15.74%	11,856	0.84%	0.72%	1.07%
9/30/20	15.60	0.31	0.89	1.20	(0.34)	(0.34)	(0.68)	16.12	7.89%	12,857	0.60%	0.46%	2.03%
9/30/19	15.17	0.23	0.51	0.74	(0.29)	(0.02)	(0.31)	15.60	5.15%	13,738	0.57%	0.41%	1.52%
9/30/18[g]	15.00	(0.01)	0.18	0.17	—	—	—	15.17	1.13%[b]	11,781	0.74%[a]	0.40%[a]	(0.12%)[a]
Class M3
3/31/22[r]	$ 17.87	$ 0.35	$ (0.74)	$ (0.39)	$ (0.51)	$ (1.15)	$ (1.66)	$ 15.82	(2.53%)[b]	$ 6,919	1.09%[a]	0.95%[a]	4.16%[a]
9/30/21	16.08	0.13	2.31	2.44	(0.24)	(0.41)	(0.65)	17.87	15.46%	6,990	1.09%	0.97%	0.76%
9/30/20	15.56	0.30	0.87	1.17	(0.31)	(0.34)	(0.65)	16.08	7.65%	7,211	0.85%	0.70%	1.96%
9/30/19	15.15	0.28	0.41	0.69	(0.26)	(0.02)	(0.28)	15.56	4.84%	8,621	0.82%	0.66%	1.89%
9/30/18[g]	15.00	(0.04)	0.19	0.15	—	—	—	15.15	1.00%[b]	7,694	0.99%[a]	0.65%[a]	(0.37%)[a]

	Six months ended	Year ended September 30			Period ended
	March 31, 2022[b,r]	2021	2020	2019	September 30, 2018[b]
Portfolio turnover rate	16%	35%	57%	32%	19%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period February 16, 2018 (commencement of operations) through September 30, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

113

MassMutual Select T. Rowe Price Retirement 2020 Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/22[r]	$ 18.31	$ 0.36	$ (0.69)	$ (0.33)	$ (0.64)	$ (1.49)	$ (2.13)	$ 15.85	(2.22%)[b]	$ 346,538	0.47%[a]	0.31%[a]	4.18%[a]
9/30/21	16.22	0.22	2.62	2.84	(0.34)	(0.41)	(0.75)	18.31	17.87%	303,954	0.47%	0.35%	1.25%
9/30/20	15.63	0.33	0.99	1.32	(0.39)	(0.34)	(0.73)	16.22	8.63%	265,328	0.12%	0.07%	2.11%
9/30/19	15.23	0.27	0.47	0.74	(0.33)	(0.01)	(0.34)	15.63	5.20%	219,375	0.05%	0.02%	1.81%
9/30/18[g]	15.00	0.02	0.21	0.23	—	—	—	15.23	1.53%[b]	110,027	0.05%[a]	0.00%[a]	0.25%[a]
Class M5
3/31/22[r]	$ 18.29	$ 0.38	$ (0.72)	$ (0.34)	$ (0.62)	$ (1.49)	$ (2.11)	$ 15.84	(2.30%)[b]	$ 209,634	0.62%[a]	0.47%[a]	4.46%[a]
9/30/21	16.20	0.19	2.62	2.81	(0.31)	(0.41)	(0.72)	18.29	17.71%	282,667	0.62%	0.50%	1.05%
9/30/20	15.61	0.34	0.96	1.30	(0.37)	(0.34)	(0.71)	16.20	8.49%	257,134	0.26%	0.21%	2.17%
9/30/19	15.21	0.29	0.43	0.72	(0.31)	(0.01)	(0.32)	15.61	5.07%	251,317	0.20%	0.17%	1.93%
9/30/18[g]	15.00	0.01	0.20	0.21	—	—	—	15.21	1.40%[b]	243,194	0.20%[a]	0.15%[a]	0.09%[a]
Class M4
3/31/22[r]	$ 18.24	$ 0.33	$ (0.70)	$ (0.37)	$ (0.53)	$ (1.49)	$ (2.02)	$ 15.85	(2.44%)[b]	$ 106,422	0.87%[a]	0.72%[a]	3.90%[a]
9/30/21	16.17	0.19	2.57	2.76	(0.28)	(0.41)	(0.69)	18.24	17.38%	139,862	0.87%	0.75%	1.08%
9/30/20	15.58	0.30	0.96	1.26	(0.33)	(0.34)	(0.67)	16.17	8.24%	159,246	0.51%	0.46%	1.92%
9/30/19	15.19	0.26	0.42	0.68	(0.28)	(0.01)	(0.29)	15.58	4.79%	147,162	0.45%	0.42%	1.77%
9/30/18[g]	15.00	(0.01)	0.20	0.19	—	—	—	15.19	1.27%[b]	136,540	0.45%[a]	0.40%[a]	(0.16%)[a]
Class M3
3/31/22[r]	$ 18.24	$ 0.32	$ (0.70)	$ (0.38)	$ (0.50)	$ (1.49)	$ (1.99)	$ 15.87	(2.50%)[b]	$ 48,771	1.12%[a]	0.97%[a]	3.71%[a]
9/30/21	16.16	0.12	2.58	2.70	(0.21)	(0.41)	(0.62)	18.24	17.02%	55,402	1.12%	1.00%	0.66%
9/30/20	15.56	0.25	0.97	1.22	(0.28)	(0.34)	(0.62)	16.16	8.01%	65,611	0.76%	0.71%	1.65%
9/30/19	15.17	0.21	0.43	0.64	(0.24)	(0.01)	(0.25)	15.56	4.49%	74,882	0.70%	0.67%	1.39%
9/30/18[g]	15.00	(0.04)	0.21	0.17	—	—	—	15.17	1.13%[b]	76,167	0.70%[a]	0.65%[a]	(0.41%)[a]

	Six months ended	Year ended September 30			Period ended
	March 31, 2022[b,r]	2021	2020	2019	September 30, 2018[b]
Portfolio turnover rate	19%	35%	53%	19%	11%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period February 16, 2018 (commencement of operations) through September 30, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

114

MassMutual Select T. Rowe Price Retirement 2025 Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/22[r]	$ 19.04	$ 0.34	$ (0.68)	$ (0.34)	$ (0.66)	$ (1.36)	$ (2.02)	$ 16.68	(2.24%)[b]	$ 431,551	0.50%[a]	0.34%[a]	3.79%[a]
9/30/21	16.46	0.20	3.07	3.27	(0.33)	(0.36)	(0.69)	19.04	20.22%	377,165	0.51%	0.39%	1.06%
9/30/20	15.62	0.29	1.15	1.44	(0.36)	(0.24)	(0.60)	16.46	9.35%	284,762	0.14%	0.08%	1.89%
9/30/19	15.23	0.22	0.47	0.69	(0.29)	(0.01)	(0.30)	15.62	4.91%	202,728	0.06%	0.02%	1.43%
9/30/18[g]	15.00	0.02	0.21	0.23	—	—	—	15.23	1.53%[b]	81,689	0.09%[a]	0.00%[a]	0.20%[a]
Class M5
3/31/22[r]	$ 19.01	$ 0.36	$ (0.72)	$ (0.36)	$ (0.63)	$ (1.36)	$ (1.99)	$ 16.66	(2.34%)[b]	$ 119,896	0.65%[a]	0.50%[a]	4.04%[a]
9/30/21	16.43	0.17	3.07	3.24	(0.30)	(0.36)	(0.66)	19.01	20.08%	195,342	0.66%	0.54%	0.93%
9/30/20	15.60	0.32	1.09	1.41	(0.34)	(0.24)	(0.58)	16.43	9.15%	158,255	0.27%	0.22%	2.07%
9/30/19	15.22	0.26	0.41	0.67	(0.28)	(0.01)	(0.29)	15.60	4.72%	154,071	0.21%	0.16%	1.73%
9/30/18[g]	15.00	0.00[d]	0.22	0.22	—	—	—	15.22	1.47%[b]	147,045	0.24%[a]	0.15%[a]	0.05%[a]
Class M4
3/31/22[r]	$ 18.96	$ 0.31	$ (0.68)	$ (0.37)	$ (0.57)	$ (1.36)	$ (1.93)	$ 16.66	(2.41%)[b]	$ 87,678	0.90%[a]	0.75%[a]	3.51%[a]
9/30/21	16.40	0.14	3.04	3.18	(0.26)	(0.36)	(0.62)	18.96	19.73%	98,755	0.91%	0.79%	0.76%
9/30/20	15.58	0.26	1.11	1.37	(0.31)	(0.24)	(0.55)	16.40	8.85%	89,755	0.53%	0.48%	1.69%
9/30/19	15.20	0.20	0.44	0.64	(0.25)	(0.01)	(0.26)	15.58	4.48%	81,705	0.46%	0.41%	1.33%
9/30/18[g]	15.00	(0.02)	0.22	0.20	—	—	—	15.20	1.33%[b]	61,589	0.49%[a]	0.40%[a]	(0.20%)[a]
Class M3
3/31/22[r]	$ 18.90	$ 0.30	$ (0.70)	$ (0.40)	$ (0.52)	$ (1.36)	$ (1.88)	$ 16.62	(2.53%)[b]	$ 51,051	1.15%[a]	1.00%[a]	3.33%[a]
9/30/21	16.35	0.10	3.02	3.12	(0.21)	(0.36)	(0.57)	18.90	19.41%	51,074	1.16%	1.04%	0.57%
9/30/20	15.53	0.25	1.08	1.33	(0.27)	(0.24)	(0.51)	16.35	8.62%	55,244	0.77%	0.72%	1.59%
9/30/19	15.17	0.16	0.44	0.60	(0.23)	(0.01)	(0.24)	15.53	4.23%	64,120	0.71%	0.66%	1.10%
9/30/18[g]	15.00	(0.04)	0.21	0.17	—	—	—	15.17	1.13%[b]	44,333	0.74%[a]	0.65%[a]	(0.45%)[a]

	Six months ended	Year ended September 30			Period ended
	March 31, 2022[b,r]	2021	2020	2019	September 30, 2018[b]
Portfolio turnover rate	16%	40%	42%	14%	10%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period February 16, 2018 (commencement of operations) through September 30, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

115

MassMutual Select T. Rowe Price Retirement 2030 Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/22[r]	$ 19.67	$ 0.30	$ (0.66)	$ (0.36)	$ (0.69)	$ (1.21)	$ (1.90)	$ 17.41	(2.25%)[b]	$ 745,975	0.54%[a]	0.36%[a]	3.18%[a]
9/30/21	16.54	0.17	3.54	3.71	(0.31)	(0.27)	(0.58)	19.67	22.79%	582,489	0.54%	0.43%	0.88%
9/30/20	15.60	0.27	1.23	1.50	(0.34)	(0.22)	(0.56)	16.54	9.78%	432,292	0.13%	0.09%	1.74%
9/30/19	15.23	0.20	0.45	0.65	(0.28)	(0.00)[d]	(0.28)	15.60	4.61%	329,602	0.04%	0.01%	1.37%
9/30/18[g]	15.00	0.01	0.22	0.23	—	—	—	15.23	1.53%[b]	148,473	0.04%[a]	0.00%[a]	0.16%[a]
Class M5
3/31/22[r]	$ 19.65	$ 0.32	$ (0.71)	$ (0.39)	$ (0.66)	$ (1.21)	$ (1.87)	$ 17.39	(2.39%)[b]	$ 482,633	0.69%[a]	0.54%[a]	3.36%[a]
9/30/21	16.52	0.13	3.55	3.68	(0.28)	(0.27)	(0.55)	19.65	22.65%	646,934	0.69%	0.58%	0.67%
9/30/20	15.58	0.28	1.20	1.48	(0.32)	(0.22)	(0.54)	16.52	9.65%	489,123	0.27%	0.23%	1.77%
9/30/19	15.22	0.23	0.39	0.62	(0.26)	(0.00)[d]	(0.26)	15.58	4.41%	434,061	0.19%	0.16%	1.53%
9/30/18[g]	15.00	0.00[d]	0.22	0.22	—	—	—	15.22	1.47%[b]	409,120	0.19%[a]	0.15%[a]	0.00%[a]
Class M4
3/31/22[r]	$ 19.58	$ 0.27	$ (0.67)	$ (0.40)	$ (0.58)	$ (1.21)	$ (1.79)	$ 17.39	(2.44%)[b]	$ 246,603	0.94%[a]	0.78%[a]	2.88%[a]
9/30/21	16.48	0.14	3.48	3.62	(0.25)	(0.27)	(0.52)	19.58	22.29%	291,355	0.94%	0.83%	0.73%
9/30/20	15.55	0.23	1.20	1.43	(0.28)	(0.22)	(0.50)	16.48	9.34%	298,652	0.52%	0.48%	1.51%
9/30/19	15.20	0.20	0.39	0.59	(0.24)	(0.00)[d]	(0.24)	15.55	4.16%	247,113	0.44%	0.41%	1.34%
9/30/18[g]	15.00	(0.02)	0.22	0.20	—	—	—	15.20	1.33%[b]	193,313	0.44%[a]	0.40%[a]	(0.25%)[a]
Class M3
3/31/22[r]	$ 19.59	$ 0.26	$ (0.69)	$ (0.43)	$ (0.55)	$ (1.21)	$ (1.76)	$ 17.40	(2.62%)[b]	$ 102,224	1.19%[a]	1.03%[a]	2.81%[a]
9/30/21	16.46	0.06	3.52	3.58	(0.18)	(0.27)	(0.45)	19.59	22.06%	112,891	1.19%	1.08%	0.34%
9/30/20	15.53	0.20	1.19	1.39	(0.24)	(0.22)	(0.46)	16.46	9.06%	123,936	0.77%	0.73%	1.30%
9/30/19	15.17	0.15	0.41	0.56	(0.20)	(0.00)[d]	(0.20)	15.53	3.93%	131,017	0.69%	0.66%	1.01%
9/30/18[g]	15.00	(0.05)	0.22	0.17	—	—	—	15.17	1.13%[b]	123,963	0.69%[a]	0.65%[a]	(0.50%)[a]

	Six months ended	Year ended September 30			Period ended
	March 31, 2022[b,r]	2021	2020	2019	September 30, 2018[b]
Portfolio turnover rate	13%	27%	34%	12%	7%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period February 16, 2018 (commencement of operations) through September 30, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

116

MassMutual Select T. Rowe Price Retirement 2035 Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/22[r]	$ 20.26	$ 0.28	$ (0.67)	$ (0.39)	$ (0.75)	$ (1.00)	$ (1.75)	$ 18.12	(2.30%)[b]	$ 473,768	0.57%[a]	0.39%[a]	2.88%[a]
9/30/21	16.64	0.14	4.02	4.16	(0.28)	(0.26)	(0.54)	20.26	25.35%	372,474	0.57%	0.44%	0.71%
9/30/20	15.58	0.25	1.30	1.55	(0.32)	(0.17)	(0.49)	16.64	10.08%	250,301	0.15%	0.09%	1.59%
9/30/19	15.24	0.17	0.42	0.59	(0.25)	(0.00)[d]	(0.25)	15.58	4.23%	172,985	0.07%	0.02%	1.15%
9/30/18[g]	15.00	0.01	0.23	0.24	—	—	—	15.24	1.60%[b]	70,756	0.10%[a]	0.00%[a]	0.12%[a]
Class M5
3/31/22[r]	$ 20.22	$ 0.30	$ (0.70)	$ (0.40)	$ (0.73)	$ (1.00)	$ (1.73)	$ 18.09	(2.38%)[b]	$ 132,171	0.72%[a]	0.56%[a]	3.12%[a]
9/30/21	16.62	0.12	3.99	4.11	(0.25)	(0.26)	(0.51)	20.22	25.09%	233,159	0.72%	0.61%	0.62%
9/30/20	15.56	0.26	1.27	1.53	(0.30)	(0.17)	(0.47)	16.62	9.95%	176,646	0.29%	0.23%	1.68%
9/30/19	15.23	0.20	0.37	0.57	(0.24)	(0.00)[d]	(0.24)	15.56	4.05%	155,562	0.22%	0.16%	1.31%
9/30/18[g]	15.00	(0.00)[d]	0.23	0.23	—	—	—	15.23	1.53%[b]	136,793	0.25%[a]	0.15%[a]	(0.03%)[a]
Class M4
3/31/22[r]	$ 20.16	$ 0.25	$ (0.67)	$ (0.42)	$ (0.67)	$ (1.00)	$ (1.67)	$ 18.07	(2.46%)[b]	$ 115,087	0.97%[a]	0.81%[a]	2.55%[a]
9/30/21	16.58	0.06	4.00	4.06	(0.22)	(0.26)	(0.48)	20.16	24.81%	120,031	0.97%	0.86%	0.30%
9/30/20	15.53	0.22	1.27	1.49	(0.27)	(0.17)	(0.44)	16.58	9.66%	75,337	0.55%	0.49%	1.38%
9/30/19	15.20	0.16	0.38	0.54	(0.21)	(0.00)[d]	(0.21)	15.53	3.81%	65,583	0.47%	0.41%	1.05%
9/30/18[g]	15.00	(0.03)	0.23	0.20	—	—	—	15.20	1.33%[b]	54,036	0.50%[a]	0.40%[a]	(0.28%)[a]
Class M3
3/31/22[r]	$ 20.13	$ 0.23	$ (0.68)	$ (0.45)	$ (0.58)	$ (1.00)	$ (1.58)	$ 18.10	(2.59%)[b]	$ 43,964	1.22%[a]	1.06%[a]	2.36%[a]
9/30/21	16.55	0.05	3.95	4.00	(0.16)	(0.26)	(0.42)	20.13	24.44%	45,019	1.22%	1.12%	0.25%
9/30/20	15.50	0.19	1.25	1.44	(0.22)	(0.17)	(0.39)	16.55	9.39%	58,793	0.79%	0.73%	1.19%
9/30/19	15.18	0.12	0.39	0.51	(0.19)	(0.00)[d]	(0.19)	15.50	3.57%	57,490	0.72%	0.66%	0.80%
9/30/18[g]	15.00	(0.05)	0.23	0.18	—	—	—	15.18	1.20%[b]	50,119	0.75%[a]	0.65%[a]	(0.53%)[a]

	Six months ended	Year ended September 30			Period ended
	March 31, 2022[b,r]	2021	2020	2019	September 30, 2018[b]
Portfolio turnover rate	13%	21%	27%	12%	9%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period February 16, 2018 (commencement of operations) through September 30, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

117

MassMutual Select T. Rowe Price Retirement 2040 Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/22[r]	$ 20.77	$ 0.26	$ (0.66)	$ (0.40)	$ (0.83)	$ (0.91)	$ (1.74)	$ 18.63	(2.32%)[b]	$ 638,787	0.59%[a]	0.41%[a]	2.62%[a]
9/30/21	16.73	0.12	4.41	4.53	(0.25)	(0.24)	(0.49)	20.77	27.48%	416,707	0.59%	0.47%	0.63%
9/30/20	15.56	0.23	1.38	1.61	(0.31)	(0.13)	(0.44)	16.73	10.45%	300,976	0.14%	0.09%	1.49%
9/30/19	15.24	0.16	0.40	0.56	(0.24)	(0.00)[d]	(0.24)	15.56	3.97%	223,242	0.04%	0.02%	1.05%
9/30/18[g]	15.00	0.01	0.23	0.24	—	—	—	15.24	1.60%[b]	99,534	0.05%[a]	0.00%[a]	0.08%[a]
Class M5
3/31/22[r]	$ 20.74	$ 0.29	$ (0.72)	$ (0.43)	$ (0.80)	$ (0.91)	$ (1.71)	$ 18.60	(2.44%)[b]	$ 416,401	0.74%[a]	0.58%[a]	2.90%[a]
9/30/21	16.71	0.07	4.43	4.50	(0.23)	(0.24)	(0.47)	20.74	27.28%	602,095	0.74%	0.64%	0.36%
9/30/20	15.54	0.23	1.36	1.59	(0.29)	(0.13)	(0.42)	16.71	10.32%	405,437	0.29%	0.25%	1.47%
9/30/19	15.23	0.18	0.35	0.53	(0.22)	(0.00)[d]	(0.22)	15.54	3.77%	337,741	0.19%	0.16%	1.20%
9/30/18[g]	15.00	(0.01)	0.24	0.23	—	—	—	15.23	1.53%[b]	316,521	0.20%[a]	0.15%[a]	(0.07%)[a]
Class M4
3/31/22[r]	$ 20.66	$ 0.23	$ (0.69)	$ (0.46)	$ (0.71)	$ (0.91)	$ (1.62)	$ 18.58	(2.57%)[b]	$ 215,160	0.99%[a]	0.83%[a]	2.35%[a]
9/30/21	16.66	0.09	4.35	4.44	(0.20)	(0.24)	(0.44)	20.66	26.97%	249,137	0.99%	0.89%	0.48%
9/30/20	15.50	0.19	1.35	1.54	(0.25)	(0.13)	(0.38)	16.66	10.03%	249,598	0.54%	0.50%	1.22%
9/30/19	15.21	0.15	0.34	0.49	(0.20)	(0.00)[d]	(0.20)	15.50	3.48%	189,684	0.44%	0.42%	1.00%
9/30/18[g]	15.00	(0.03)	0.24	0.21	—	—	—	15.21	1.40%[b]	132,361	0.45%[a]	0.40%[a]	(0.32%)[a]
Class M3
3/31/22[r]	$ 20.67	$ 0.23	$ (0.71)	$ (0.48)	$ (0.67)	$ (0.91)	$ (1.58)	$ 18.61	(2.67%)[b]	$ 83,169	1.24%[a]	1.08%[a]	2.30%[a]
9/30/21	16.65	0.01	4.38	4.39	(0.13)	(0.24)	(0.37)	20.67	26.62%	90,972	1.24%	1.15%	0.04%
9/30/20	15.49	0.15	1.35	1.50	(0.21)	(0.13)	(0.34)	16.65	9.76%	98,070	0.78%	0.74%	0.96%
9/30/19	15.18	0.09	0.38	0.47	(0.16)	(0.00)[d]	(0.16)	15.49	3.30%	94,948	0.69%	0.66%	0.64%
9/30/18[g]	15.00	(0.05)	0.23	0.18	—	—	—	15.18	1.20%[b]	86,806	0.70%[a]	0.65%[a]	(0.57%)[a]

	Six months ended	Year ended September 30			Period ended
	March 31, 2022[b,r]	2021	2020	2019	September 30, 2018[b]
Portfolio turnover rate	11%	18%	22%	10%	6%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period February 16, 2018 (commencement of operations) through September 30, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

118

MassMutual Select T. Rowe Price Retirement 2045 Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/22[r]	$ 21.07	$ 0.25	$ (0.64)	$ (0.39)	$ (0.85)	$ (0.90)	$ (1.75)	$ 18.93	(2.27%)[b]	$ 371,434	0.61%[a]	0.42%[a]	2.48%[a]
9/30/21	16.76	0.10	4.69	4.79	(0.24)	(0.24)	(0.48)	21.07	28.97%	247,138	0.61%	0.47%	0.50%
9/30/20	15.54	0.22	1.41	1.63	(0.29)	(0.12)	(0.41)	16.76	10.60%	154,476	0.18%	0.10%	1.39%
9/30/19	15.25	0.14	0.38	0.52	(0.23)	(0.00)[d]	(0.23)	15.54	3.71%	111,981	0.08%	0.01%	0.91%
9/30/18[g]	15.00	0.01	0.24	0.25	—	—	—	15.25	1.67%[b]	41,249	0.12%[a]	0.00%[a]	0.06%[a]
Class M5
3/31/22[r]	$ 21.02	$ 0.29	$ (0.69)	$ (0.40)	$ (0.82)	$ (0.90)	$ (1.72)	$ 18.90	(2.32%)[b]	$ 86,073	0.76%[a]	0.60%[a]	2.84%[a]
9/30/21	16.74	0.07	4.66	4.73	(0.21)	(0.24)	(0.45)	21.02	28.65%	198,343	0.76%	0.67%	0.37%
9/30/20	15.53	0.22	1.38	1.60	(0.27)	(0.12)	(0.39)	16.74	10.40%	141,319	0.31%	0.25%	1.40%
9/30/19	15.23	0.16	0.35	0.51	(0.21)	(0.00)[d]	(0.21)	15.53	3.64%	119,760	0.23%	0.15%	1.08%
9/30/18[g]	15.00	(0.01)	0.24	0.23	—	—	—	15.23	1.53%[b]	106,428	0.27%[a]	0.15%[a]	(0.09%)[a]
Class M4
3/31/22[r]	$ 20.96	$ 0.22	$ (0.64)	$ (0.42)	$ (0.78)	$ (0.90)	$ (1.68)	$ 18.86	(2.43%)[b]	$ 102,486	1.01%[a]	0.85%[a]	2.19%[a]
9/30/21	16.70	0.03	4.65	4.68	(0.18)	(0.24)	(0.42)	20.96	28.38%	90,570	1.01%	0.92%	0.16%
9/30/20	15.50	0.18	1.38	1.56	(0.24)	(0.12)	(0.36)	16.70	10.12%	60,056	0.56%	0.50%	1.15%
9/30/19	15.21	0.12	0.35	0.47	(0.18)	(0.00)[d]	(0.18)	15.50	3.35%	53,040	0.48%	0.40%	0.78%
9/30/18[g]	15.00	(0.03)	0.24	0.21	—	—	—	15.21	1.40%[b]	39,913	0.52%[a]	0.40%[a]	(0.34%)[a]
Class M3
3/31/22[r]	$ 20.95	$ 0.20	$ (0.66)	$ (0.46)	$ (0.67)	$ (0.90)	$ (1.57)	$ 18.92	(2.57%)[b]	$ 34,184	1.26%[a]	1.10%[a]	2.00%[a]
9/30/21	16.67	0.01	4.61	4.62	(0.10)	(0.24)	(0.34)	20.95	28.02%	35,140	1.26%	1.17%	0.03%
9/30/20	15.47	0.14	1.38	1.52	(0.20)	(0.12)	(0.32)	16.67	9.86%	46,619	0.81%	0.74%	0.92%
9/30/19	15.19	0.08	0.36	0.44	(0.16)	(0.00)[d]	(0.16)	15.47	3.08%	44,515	0.73%	0.65%	0.55%
9/30/18[g]	15.00	(0.05)	0.24	0.19	—	—	—	15.19	1.27%[b]	35,501	0.77%[a]	0.65%[a]	(0.59%)[a]

	Six months ended	Year ended September 30			Period ended
	March 31, 2022[b,r]	2021	2020	2019	September 30, 2018[b]
Portfolio turnover rate	11%	18%	22%	10%	8%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period February 16, 2018 (commencement of operations) through September 30, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

119

MassMutual Select T. Rowe Price Retirement 2050 Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/22[r]	$ 21.08	$ 0.25	$ (0.66)	$ (0.41)	$ (0.86)	$ (0.72)	$ (1.58)	$ 19.09	(2.26%)[b]	$ 402,846	0.61%[a]	0.43%[a]	2.48%[a]
9/30/21	16.78	0.10	4.70	4.80	(0.24)	(0.26)	(0.50)	21.08	29.03%	258,313	0.61%	0.48%	0.49%
9/30/20	15.55	0.22	1.41	1.63	(0.29)	(0.11)	(0.40)	16.78	10.57%	161,863	0.16%	0.10%	1.39%
9/30/19	15.25	0.13	0.40	0.53	(0.23)	(0.00)[d]	(0.23)	15.55	3.75%	121,897	0.06%	0.01%	0.90%
9/30/18[g]	15.00	0.00[d]	0.25	0.25	—	—	—	15.25	1.67%[b]	46,555	0.08%[a]	0.00%[a]	0.06%[a]
Class M5
3/31/22[r]	$ 21.04	$ 0.27	$ (0.69)	$ (0.42)	$ (0.83)	$ (0.72)	$ (1.55)	$ 19.07	(2.33%)[b]	$ 302,348	0.76%[a]	0.62%[a]	2.67%[a]
9/30/21	16.76	0.05	4.71	4.76	(0.22)	(0.26)	(0.48)	21.04	28.76%	415,859	0.76%	0.67%	0.27%
9/30/20	15.53	0.21	1.40	1.61	(0.27)	(0.11)	(0.38)	16.76	10.44%	280,003	0.30%	0.25%	1.34%
9/30/19	15.23	0.16	0.35	0.51	(0.21)	(0.00)[d]	(0.21)	15.53	3.62%	223,250	0.21%	0.15%	1.11%
9/30/18[g]	15.00	(0.01)	0.24	0.23	—	—	—	15.23	1.53%[b]	199,760	0.23%[a]	0.15%[a]	(0.09%)[a]
Class M4
3/31/22[r]	$ 20.96	$ 0.22	$ (0.67)	$ (0.45)	$ (0.76)	$ (0.72)	$ (1.48)	$ 19.03	(2.48%)[b]	$ 159,224	1.01%[a]	0.87%[a]	2.16%[a]
9/30/21	16.71	0.06	4.64	4.70	(0.19)	(0.26)	(0.45)	20.96	28.47%	160,626	1.01%	0.92%	0.32%
9/30/20	15.49	0.17	1.39	1.56	(0.23)	(0.11)	(0.34)	16.71	10.16%	147,994	0.55%	0.50%	1.09%
9/30/19	15.21	0.14	0.33	0.47	(0.19)	(0.00)[d]	(0.19)	15.49	3.33%	106,909	0.46%	0.41%	0.93%
9/30/18[g]	15.00	(0.03)	0.24	0.21	—	—	—	15.21	1.40%[b]	76,013	0.48%[a]	0.40%[a]	(0.34%)[a]
Class M3
3/31/22[r]	$ 20.95	$ 0.22	$ (0.68)	$ (0.46)	$ (0.72)	$ (0.72)	$ (1.44)	$ 19.05	(2.53%)[b]	$ 57,808	1.26%[a]	1.12%[a]	2.13%[a]
9/30/21	16.69	(0.01)	4.65	4.64	(0.12)	(0.26)	(0.38)	20.95	28.09%	60,911	1.26%	1.17%	(0.07%)
9/30/20	15.47	0.13	1.39	1.52	(0.19)	(0.11)	(0.30)	16.69	9.91%	57,934	0.80%	0.74%	0.84%
9/30/19	15.19	0.08	0.35	0.43	(0.15)	(0.00)[d]	(0.15)	15.47	3.03%	53,218	0.71%	0.65%	0.54%
9/30/18[g]	15.00	(0.05)	0.24	0.19	—	—	—	15.19	1.27%[b]	44,079	0.73%[a]	0.65%[a]	(0.59%)[a]

	Six months ended	Year ended September 30			Period ended
	March 31, 2022[b,r]	2021	2020	2019	September 30, 2018[b]
Portfolio turnover rate	10%	15%	22%	10%	5%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period February 16, 2018 (commencement of operations) through September 30, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

120

MassMutual Select T. Rowe Price Retirement 2055 Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/22[r]	$ 21.03	$ 0.23	$ (0.62)	$ (0.39)	$ (0.85)	$ (0.77)	$ (1.62)	$ 19.02	(2.22%)[b]	$ 230,653	0.61%[a]	0.45%[a]	2.26%[a]
9/30/21	16.75	0.10	4.70	4.80	(0.24)	(0.28)	(0.52)	21.03	29.06%	112,730	0.61%	0.48%	0.48%
9/30/20	15.54	0.21	1.41	1.62	(0.29)	(0.12)	(0.41)	16.75	10.55%	67,777	0.22%	0.10%	1.32%
9/30/19	15.25	0.13	0.39	0.52	(0.23)	(0.00)[d]	(0.23)	15.54	3.70%	46,245	0.15%	0.01%	0.85%
9/30/18[g]	15.00	0.00[d]	0.25	0.25	—	—	—	15.25	1.67%[b]	16,170	0.24%[a]	0.00%[a]	0.06%[a]
Class M5
3/31/22[r]	$ 20.98	$ 0.30	$ (0.69)	$ (0.39)	$ (0.83)	$ (0.77)	$ (1.60)	$ 18.99	(2.25%)[b]	$ 40,420	0.76%[a]	0.63%[a]	2.93%[a]
9/30/21	16.73	0.07	4.67	4.74	(0.21)	(0.28)	(0.49)	20.98	28.76%	140,685	0.76%	0.67%	0.34%
9/30/20	15.52	0.21	1.39	1.60	(0.27)	(0.12)	(0.39)	16.73	10.43%	94,767	0.36%	0.24%	1.34%
9/30/19	15.23	0.16	0.34	0.50	(0.21)	(0.00)[d]	(0.21)	15.52	3.57%	75,163	0.30%	0.15%	1.06%
9/30/18[g]	15.00	(0.01)	0.24	0.23	—	—	—	15.23	1.53%[b]	59,887	0.39%[a]	0.15%[a]	(0.09%)[a]
Class M4
3/31/22[r]	$ 20.92	$ 0.22	$ (0.65)	$ (0.43)	$ (0.78)	$ (0.77)	$ (1.55)	$ 18.94	(2.43%)[b]	$ 58,354	1.01%[a]	0.88%[a]	2.17%[a]
9/30/21	16.69	0.02	4.67	4.69	(0.18)	(0.28)	(0.46)	20.92	28.46%	49,056	1.01%	0.92%	0.11%
9/30/20	15.50	0.17	1.38	1.55	(0.24)	(0.12)	(0.36)	16.69	10.07%	32,270	0.61%	0.50%	1.07%
9/30/19	15.21	0.11	0.36	0.47	(0.18)	(0.00)[d]	(0.18)	15.50	3.34%	25,459	0.55%	0.40%	0.71%
9/30/18[g]	15.00	(0.03)	0.24	0.21	—	—	—	15.21	1.40%[b]	18,047	0.64%[a]	0.40%[a]	(0.34%)[a]
Class M3
3/31/22[r]	$ 20.87	$ 0.20	$ (0.66)	$ (0.46)	$ (0.69)	$ (0.77)	$ (1.46)	$ 18.95	(2.56%)[b]	$ 22,365	1.26%[a]	1.13%[a]	1.98%[a]
9/30/21	16.64	(0.01)	4.64	4.63	(0.12)	(0.28)	(0.40)	20.87	28.16%	21,424	1.26%	1.18%	(0.03%)
9/30/20	15.46	0.13	1.37	1.50	(0.20)	(0.12)	(0.32)	16.64	9.79%	22,526	0.86%	0.74%	0.86%
9/30/19	15.19	0.08	0.35	0.43	(0.16)	(0.00)[d]	(0.16)	15.46	3.05%	19,819	0.80%	0.65%	0.51%
9/30/18[g]	15.00	(0.05)	0.24	0.19	—	—	—	15.19	1.27%[b]	13,616	0.89%[a]	0.65%[a]	(0.59%)[a]

	Six months ended	Year ended September 30			Period ended
	March 31, 2022[b,r]	2021	2020	2019	September 30, 2018[b]
Portfolio turnover rate	11%	17%	24%	9%	9%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period February 16, 2018 (commencement of operations) through September 30, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

121

MassMutual Select T. Rowe Price Retirement 2060 Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/22[r]	$ 21.00	$ 0.27	$ (0.66)	$ (0.39)	$ (0.85)	$ (0.80)	$ (1.65)	$ 18.96	(2.23%)[b]	$ 65,371	0.61%[a]	0.45%[a]	2.64%[a]
9/30/21	16.73	0.08	4.71	4.79	(0.24)	(0.28)	(0.52)	21.00	29.03%	55,382	0.61%	0.48%	0.41%
9/30/20	15.51	0.17	1.46	1.63	(0.29)	(0.12)	(0.41)	16.73	10.58%	27,484	0.49%	0.12%	1.10%
9/30/19	15.25	0.12	0.39	0.51	(0.23)	(0.02)	(0.25)	15.51	3.67%	14,159	0.85%	0.01%	0.79%
9/30/18[g]	15.00	0.00[d]	0.25	0.25	—	—	—	15.25	1.67%[b]	3,616	2.35%[a]	0.00%[a]	0.06%[a]
Class M5
3/31/22[r]	$ 20.95	$ 0.25	$ (0.66)	$ (0.41)	$ (0.82)	$ (0.80)	$ (1.62)	$ 18.92	(2.30%)[b]	$ 39,176	0.76%[a]	0.63%[a]	2.48%[a]
9/30/21	16.70	0.03	4.72	4.75	(0.22)	(0.28)	(0.50)	20.95	28.82%	33,062	0.76%	0.67%	0.13%
9/30/20	15.49	0.17	1.43	1.60	(0.27)	(0.12)	(0.39)	16.70	10.41%	15,067	0.64%	0.27%	1.07%
9/30/19	15.24	0.12	0.36	0.48	(0.21)	(0.02)	(0.23)	15.49	3.50%	7,791	1.00%	0.15%	0.78%
9/30/18[g]	15.00	(0.01)	0.25	0.24	—	—	—	15.24	1.60%[b]	3,032	2.50%[a]	0.15%[a]	(0.09%)[a]
Class M4
3/31/22[r]	$ 20.87	$ 0.22	$ (0.65)	$ (0.43)	$ (0.78)	$ (0.80)	$ (1.58)	$ 18.86	(2.41%)[b]	$ 23,269	1.01%[a]	0.88%[a]	2.24%[a]
9/30/21	16.65	0.04	4.64	4.68	(0.18)	(0.28)	(0.46)	20.87	28.44%	19,688	1.01%	0.92%	0.19%
9/30/20	15.46	0.15	1.40	1.55	(0.24)	(0.12)	(0.36)	16.65	10.10%	14,447	0.88%	0.52%	0.96%
9/30/19	15.21	0.10	0.36	0.46	(0.19)	(0.02)	(0.21)	15.46	3.34%	8,489	1.25%	0.40%	0.68%
9/30/18[g]	15.00	(0.02)	0.23	0.21	—	—	—	15.21	1.40%[b]	3,919	2.75%[a]	0.40%[a]	(0.34%)[a]
Class M3
3/31/22[r]	$ 20.80	$ 0.20	$ (0.66)	$ (0.46)	$ (0.68)	$ (0.80)	$ (1.48)	$ 18.86	(2.56%)	$ 7,113	1.26%[a]	1.13%[a]	1.98%[a]
9/30/21	16.61	0.00[d]	4.62	4.62	(0.15)	(0.28)	(0.43)	20.80	28.14%	6,320	1.26%	1.18%	0.03%
9/30/20	15.42	0.09	1.42	1.51	(0.20)	(0.12)	(0.32)	16.61	9.87%	5,798	1.13%	0.77%	0.61%
9/30/19	15.19	0.07	0.35	0.42	(0.17)	(0.02)	(0.19)	15.42	3.03%	3,420	1.50%	0.65%	0.49%
9/30/18[g]	15.00	(0.04)	0.23	0.19	—	—	—	15.19	1.27%[b]	2,126	3.00%[a]	0.65%[a]	(0.59%)[a]

	Six months ended	Year ended September 30			Period ended
	March 31, 2022[b,r]	2021	2020	2019	September 30, 2018[b]
Portfolio turnover rate	11%	19%	31%	16%	36%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period February 16, 2018 (commencement of operations) through September 30, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

122

Notes to Financial Statements (Unaudited)

1. The Funds

MassMutual Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The following are 27 series of the Trust (each individually referred to as a “Fund” or collectively as the “Funds”):

MassMutual 20/80 Allocation Fund (“20/80 Allocation Fund”)
MassMutual 40/60 Allocation Fund (“40/60 Allocation Fund”)
MassMutual 60/40 Allocation Fund (“60/40 Allocation Fund”)
MassMutual 80/20 Allocation Fund (“80/20 Allocation Fund”)
MassMutual RetireSMARTSM by JPMorgan In Retirement Fund (“MM RetireSMART by JPMorgan In Retirement Fund”)
MassMutual RetireSMARTSM by JPMorgan 2020 Fund (“MM RetireSMART by JPMorgan 2020 Fund”)
MassMutual RetireSMARTSM by JPMorgan 2025 Fund (“MM RetireSMART by JPMorgan 2025 Fund”)
MassMutual RetireSMARTSM by JPMorgan 2030 Fund (“MM RetireSMART by JPMorgan 2030 Fund”)
MassMutual RetireSMARTSM by JPMorgan 2035 Fund (“MM RetireSMART by JPMorgan 2035 Fund”)
MassMutual RetireSMARTSM by JPMorgan 2040 Fund (“MM RetireSMART by JPMorgan 2040 Fund”)
MassMutual RetireSMARTSM by JPMorgan 2045 Fund (“MM RetireSMART by JPMorgan 2045 Fund”)
MassMutual RetireSMARTSM by JPMorgan 2050 Fund (“MM RetireSMART by JPMorgan 2050 Fund”)
MassMutual RetireSMARTSM by JPMorgan 2055 Fund (“MM RetireSMART by JPMorgan 2055 Fund”)
MassMutual RetireSMARTSM by JPMorgan 2060 Fund (“MM RetireSMART by JPMorgan 2060 Fund”)
MassMutual Select T. Rowe Price Retirement Balanced Fund (“MM Select T. Rowe Price Retirement Balanced Fund”)
MassMutual Select T. Rowe Price Retirement 2005 Fund (“MM Select T. Rowe Price Retirement 2005 Fund”)
MassMutual Select T. Rowe Price Retirement 2010 Fund (“MM Select T. Rowe Price Retirement 2010 Fund”)
MassMutual Select T. Rowe Price Retirement 2015 Fund (“MM Select T. Rowe Price Retirement 2015 Fund”)
MassMutual Select T. Rowe Price Retirement 2020 Fund (“MM Select T. Rowe Price Retirement 2020 Fund”)
MassMutual Select T. Rowe Price Retirement 2025 Fund (“MM Select T. Rowe Price Retirement 2025 Fund”)
MassMutual Select T. Rowe Price Retirement 2030 Fund (“MM Select T. Rowe Price Retirement 2030 Fund”)
MassMutual Select T. Rowe Price Retirement 2035 Fund (“MM Select T. Rowe Price Retirement 2035 Fund”)
MassMutual Select T. Rowe Price Retirement 2040 Fund (“MM Select T. Rowe Price Retirement 2040 Fund”)
MassMutual Select T. Rowe Price Retirement 2045 Fund (“MM Select T. Rowe Price Retirement 2045 Fund”)
MassMutual Select T. Rowe Price Retirement 2050 Fund (“MM Select T. Rowe Price Retirement 2050 Fund”)
MassMutual Select T. Rowe Price Retirement 2055 Fund (“MM Select T. Rowe Price Retirement 2055 Fund”)
MassMutual Select T. Rowe Price Retirement 2060 Fund (“MM Select T. Rowe Price Retirement 2060 Fund”)

Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

The 20/80 Allocation Fund, 40/60 Allocation Fund, 60/40 Allocation Fund, and 80/20 Allocation Fund (the “MM Target Allocation Funds”) invest their investable assets in shares of MassMutual Funds advised by MML Investment Advisers, LLC (“MML Advisers”) and non-affiliated mutual funds (together, the “MM Target Allocation Underlying Funds”).

The MM RetireSMART by JPMorgan In Retirement Fund, MM RetireSMART by JPMorgan 2020 Fund, MM RetireSMART by JPMorgan 2025 Fund, MM RetireSMART by JPMorgan 2030 Fund, MM RetireSMART by JPMorgan 2035 Fund, MM RetireSMART by JPMorgan 2040 Fund, MM RetireSMART by JPMorgan 2045 Fund, MM RetireSMART by JPMorgan 2050 Fund, MM RetireSMART by JPMorgan 2055 Fund, and MM RetireSMART by JPMorgan 2060 Fund (the “MM RetireSMART by JPMorgan Funds”) invest their investable assets in shares of MassMutual Funds, J.P. Morgan Funds advised by J.P. Morgan Investment Management Inc. (“J.P. Morgan”) or its affiliates, and non-affiliated mutual funds (together, the “MM RetireSMART by JPMorgan Underlying Funds”).

123

Notes to Financial Statements (Unaudited) (Continued)

The MM Select T. Rowe Price Retirement Balanced Fund, MM Select T. Rowe Price Retirement 2005 Fund, MM Select T. Rowe Price Retirement 2010 Fund, MM Select T. Rowe Price Retirement 2015 Fund, MM Select T. Rowe Price Retirement 2020 Fund, MM Select T. Rowe Price Retirement 2025 Fund, MM Select T. Rowe Price Retirement 2030 Fund, MM Select T. Rowe Price Retirement 2035 Fund, MM Select T. Rowe Price Retirement 2040 Fund, MM Select T. Rowe Price Retirement 2045 Fund, MM Select T. Rowe Price Retirement 2050 Fund, MM Select T. Rowe Price Retirement 2055 Fund, and MM Select T. Rowe Price Retirement 2060 Fund (the “MM Select T. Rowe Price Retirement Funds”) invest their investable assets primarily in shares of MassMutual Funds and T. Rowe Price Funds (together, the “MM Select T. Rowe Price Underlying Funds”). The MM Target Allocation Underlying Funds, MM RetireSMART by JPMorgan Underlying Funds, and MM Select T. Rowe Price Underlying Funds are hereinafter collectively referred to as the “Underlying Funds.”

The financial statements included herein are those of the MM Target Allocation Funds, MM RetireSMART by JPMorgan Funds, and MM Select T. Rowe Price Retirement Funds. The financial statements of the applicable Underlying Funds are presented separately and can be obtained from the Securities and Exchange Commission’s (“SEC”) EDGAR database on its website at http://www.sec.gov or by calling MML Advisers at 1-888-309-3539.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes and will instead fair value securities in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that an Underlying Fund holds foreign securities that trade on days that foreign securities markets are open.

The net asset value of each Fund is based upon the net asset value(s) of its corresponding Underlying Funds. Shares of the Underlying Funds are valued at their closing net asset values as reported on each business day.

Certain Underlying Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day.

The Prospectuses and Statements of Additional Information (“SAIs”) for the Underlying Funds explain the valuation methods for the Underlying Funds, including the circumstances under which the Underlying Funds may use fair value pricing and the effects of doing so. Such Prospectuses and SAIs are available on the SEC’s EDGAR database on its website at http://www.sec.gov.

124

Notes to Financial Statements (Unaudited) (Continued)

Various inputs may be used to determine the value of the Funds’ investments. The Funds categorize the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as summarized below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds’ own assumptions in determining the fair value of investments)

Each Fund characterized all investments at Level 1, as of March 31, 2022. For each Fund, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Funds had no Level 3 transfers during the period ended March 31, 2022.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income and distributions including realized gain distributions are recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets or another alternative method.

In addition, each Fund will also incur certain fees and expenses indirectly as a shareholder in the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and each Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses indirectly incurred by each Fund will vary.

Foreign Securities

Certain Underlying Funds may invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

125

Notes to Financial Statements (Unaudited) (Continued)

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Advisory Fees and Other Transactions

Investment Advisory Fees and Investment Subadviser

MML Advisers, a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”), serves as investment adviser to each Fund. Under the investment advisory agreements between MML Advisers and the Trust on behalf of each Fund, MML Advisers is responsible for providing investment management services for each Fund.

With respect to the MM Target Allocation Funds and MM RetireSMART by JP Morgan Funds, MML Advisers does not receive advisory fees in return for these services.

With respect to the MM Select T. Rowe Price Retirement Funds, in return for these services, MML Advisers receives all-inclusive advisory fees based on each share class of each Fund’s average daily net assets. The all-inclusive advisory fees are computed and accrued daily and payable monthly, and include investment management services and ordinary, recurring operating expenses, but do not cover interest; expenses related to borrowings, securities lending, leverage, taxes, and brokerage; short sale dividend and loan expense; acquired fund fees and expenses; payments pursuant to a Rule 12b-1 plan or similar plan; non-recurring or unusual expenses; and extraordinary legal and other expenses.

126

Notes to Financial Statements (Unaudited) (Continued)

The applicable all-inclusive fee rate for each class of an MM Select T. Rowe Price Retirement Fund with a specified target retirement year in its name (“Annual Fee Rate”) shall be determined on each June 1 by calculating the “Years to Target Date” by subtracting the calendar year in which such June 1 falls (e.g., 2030) from the target year in the name of the Fund (e.g., 2060); and (ii) identifying the Annual Fee Rate shown in the table below next to the Years to Target Date so determined. The applicable Annual Fee Rate determined as of any June 1 shall be in effect from, and including, that June 1 through, and including, the following May 31.

	Annual Fee Rate (%)
Years to Target Date	Class I	Class M5	Class M4	Class M3
All Prior Years	0.614%	0.764%	0.764%	0.764%
31	0.613%	0.763%	0.763%	0.763%
30	0.613%	0.763%	0.763%	0.763%
29	0.613%	0.763%	0.763%	0.763%
28	0.613%	0.763%	0.763%	0.763%
27	0.613%	0.763%	0.763%	0.763%
26	0.613%	0.763%	0.763%	0.763%
25	0.610%	0.760%	0.760%	0.760%
24	0.608%	0.758%	0.758%	0.758%
23	0.605%	0.755%	0.755%	0.755%
22	0.603%	0.753%	0.753%	0.753%
21	0.599%	0.749%	0.749%	0.749%
20	0.595%	0.745%	0.745%	0.745%
19	0.591%	0.741%	0.741%	0.741%
18	0.586%	0.736%	0.736%	0.736%
17	0.582%	0.732%	0.732%	0.732%
16	0.578%	0.728%	0.728%	0.728%
15	0.573%	0.723%	0.723%	0.723%
14	0.567%	0.717%	0.717%	0.717%
13	0.562%	0.712%	0.712%	0.712%
12	0.556%	0.706%	0.706%	0.706%
11	0.551%	0.701%	0.701%	0.701%
10	0.544%	0.694%	0.694%	0.694%
9	0.537%	0.687%	0.687%	0.687%
8	0.531%	0.681%	0.681%	0.681%
7	0.524%	0.674%	0.674%	0.674%
6	0.517%	0.667%	0.667%	0.667%
5	0.510%	0.660%	0.660%	0.660%
4	0.502%	0.652%	0.652%	0.652%
3	0.495%	0.645%	0.645%	0.645%
2	0.487%	0.637%	0.637%	0.637%
1	0.480%	0.630%	0.630%	0.630%
0	0.474%	0.624%	0.624%	0.624%
(1)	0.469%	0.619%	0.619%	0.619%
(2)	0.463%	0.613%	0.613%	0.613%
(3)	0.458%	0.608%	0.608%	0.608%
(4)	0.452%	0.602%	0.602%	0.602%
(5)	0.446%	0.596%	0.596%	0.596%
(6)	0.440%	0.590%	0.590%	0.590%
(7)	0.433%	0.583%	0.583%	0.583%
(8)	0.427%	0.577%	0.577%	0.577%
Thereafter	0.421%	0.571%	0.571%	0.571%

127

Notes to Financial Statements (Unaudited) (Continued)

The all-inclusive fee rate for each class of the MM Select T. Rowe Price Retirement Balanced Fund is as shown below.

	Annual Fee Rate (%)
	Class I	Class M5	Class M4	Class M3
MM Select T. Rowe Price Retirement Balanced Fund	0.396%	0.546%	0.546%	0.546%

MML Advisers has also entered into an investment subadvisory agreement with the unaffiliated investment subadviser, J.P. Morgan, for each of the MM RetireSMART by JPMorgan Funds, and with the unaffiliated investment subadviser, T. Rowe Price Associates, Inc. (“T. Rowe Price”), for each of the MM Select T. Rowe Price Retirement Funds.

MML Advisers pays a subadvisory fee to T. Rowe Price based upon the aggregate net assets under management which includes the average daily net assets of the specified Fund which it manages. The Funds’ subadvisory fees are paid monthly by MML Advisers out of the advisory fees.

Administration Fees

Under an Administrative and Shareholder Services Agreement between the Trust and MML Advisers, on behalf of each Fund, MML Advisers is obligated to provide certain administrative and shareholder services. In return for these services, MML Advisers receives an administrative services fee, based upon the average daily net assets of the applicable class of shares of the Funds, at the following annual rates:

	Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3	Class M5	Class M4	Class M3
20/80 Allocation Fund	None	0.10%	0.20%	0.30%	0.30%	0.20%	0.20%	N/A	N/A	N/A
40/60 Allocation Fund	None	0.10%	0.20%	0.30%	0.30%	0.20%	0.20%	N/A	N/A	N/A
60/40 Allocation Fund	None	0.10%	0.20%	0.30%	0.30%	0.20%	0.20%	N/A	N/A	N/A
80/20 Allocation Fund	None	0.10%	0.20%	0.30%	0.30%	0.20%	0.20%	N/A	N/A	N/A
MM RetireSMART by JPMorgan In Retirement Fund	None	0.10%	0.20%	0.30%	0.30%	0.20%	0.20%	N/A	N/A	N/A
MM RetireSMART by JPMorgan 2020 Fund	None	0.10%	0.20%	0.30%	0.30%	0.20%	0.20%	N/A	N/A	N/A
MM RetireSMART by JPMorgan 2025 Fund	None	0.10%	0.20%	0.30%	0.30%	0.20%	0.20%	N/A	N/A	N/A
MM RetireSMART by JPMorgan 2030 Fund	None	0.10%	0.20%	0.30%	0.30%	0.20%	0.20%	N/A	N/A	N/A
MM RetireSMART by JPMorgan 2035 Fund	None	0.10%	0.20%	0.30%	0.30%	0.20%	0.20%	N/A	N/A	N/A
MM RetireSMART by JPMorgan 2040 Fund	None	0.10%	0.20%	0.30%	0.30%	0.20%	0.20%	N/A	N/A	N/A
MM RetireSMART by JPMorgan 2045 Fund	None	0.10%	0.20%	0.30%	0.30%	0.20%	0.20%	N/A	N/A	N/A
MM RetireSMART by JPMorgan 2050 Fund	None	0.10%	0.20%	0.30%	0.30%	0.20%	0.20%	N/A	N/A	N/A
MM RetireSMART by JPMorgan 2055 Fund	None	0.10%	0.20%	0.30%	0.30%	0.20%	0.20%	N/A	N/A	N/A
MM RetireSMART by JPMorgan 2060 Fund	None	0.10%	0.20%	0.30%	0.30%	0.20%	0.20%	N/A	N/A	N/A
MM Select T. Rowe Price Retirement Balanced Fund*	None	N/A	N/A	N/A	N/A	N/A	N/A	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2005 Fund*	None	N/A	N/A	N/A	N/A	N/A	N/A	0.15%	0.15%	0.15%

128

Notes to Financial Statements (Unaudited) (Continued)

	Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3	Class M5	Class M4	Class M3
MM Select T. Rowe Price Retirement 2010 Fund*	None	N/A	N/A	N/A	N/A	N/A	N/A	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2015 Fund*	None	N/A	N/A	N/A	N/A	N/A	N/A	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2020 Fund*	None	N/A	N/A	N/A	N/A	N/A	N/A	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2025 Fund*	None	N/A	N/A	N/A	N/A	N/A	N/A	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2030 Fund*	None	N/A	N/A	N/A	N/A	N/A	N/A	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2035 Fund*	None	N/A	N/A	N/A	N/A	N/A	N/A	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2040 Fund*	None	N/A	N/A	N/A	N/A	N/A	N/A	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2045 Fund*	None	N/A	N/A	N/A	N/A	N/A	N/A	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2050 Fund*	None	N/A	N/A	N/A	N/A	N/A	N/A	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2055 Fund*	None	N/A	N/A	N/A	N/A	N/A	N/A	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2060 Fund*	None	N/A	N/A	N/A	N/A	N/A	N/A	0.15%	0.15%	0.15%

*

Pursuant to the Fund’s investment advisory agreement, MML Advisers has agreed to pay all of the fees payable by the Fund under the Administrative and Shareholder Services Agreement. As a component of the all-inclusive advisory fees that it receives, MML Advisers receives administrative services fees from the Fund, which are equal to the fees payable under the Administrative and Shareholder Services Agreement.

Distribution and Service Fees

MML Distributors, LLC (the “Distributor”) acts as a distributor to each Fund. Pursuant to a 12b-1 Plan adopted by the Trust, Class A shares, Class R4 shares, and Class M4 shares of each applicable Fund pay an annual fee of 0.25% of the average daily net assets of the class; and Class R3 shares and Class M3 shares of each applicable Fund pay an annual fee of 0.50% of the average daily net assets of the class, to the Distributor. Such payments compensate the Distributor for services provided and expenses incurred by it for purposes of promoting the sale of the relevant class of shares, reducing redemptions of shares, or maintaining or improving services provided to each Fund’s shareholders. The Distributor is a wholly-owned subsidiary of MassMutual.

Expense Caps and Waivers

MML Advisers has agreed to cap the fees and expenses of the Funds noted below (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses#, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable), based upon the average daily net assets of the applicable class of shares of the Funds, as follows:

	Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
20/80 Allocation Fund*	0.04%	0.14%	0.24%	0.34%	0.59%	0.49%	0.74%
40/60 Allocation Fund*	0.06%	0.16%	0.26%	0.36%	0.61%	0.51%	0.76%
60/40 Allocation Fund*	0.06%	0.16%	0.26%	0.36%	0.61%	0.51%	0.76%
80/20 Allocation Fund*	0.09%	0.19%	0.29%	0.39%	0.64%	0.54%	0.79%
MM RetireSMART by JPMorgan In Retirement Fund*	0.06%	0.16%	0.26%	0.36%	0.61%	0.51%	0.76%

129

Notes to Financial Statements (Unaudited) (Continued)

	Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
MM RetireSMART by JPMorgan 2020 Fund*	0.04%	0.14%	0.24%	0.34%	0.59%	0.49%	0.74%
MM RetireSMART by JPMorgan 2025 Fund*	0.01%	0.11%	0.21%	0.31%	0.56%	0.46%	0.71%
MM RetireSMART by JPMorgan 2030 Fund*	0.04%	0.14%	0.24%	0.34%	0.59%	0.49%	0.74%
MM RetireSMART by JPMorgan 2035 Fund*	0.05%	0.15%	0.25%	0.35%	0.60%	0.50%	0.75%
MM RetireSMART by JPMorgan 2040 Fund*	0.04%	0.14%	0.24%	0.34%	0.59%	0.49%	0.74%
MM RetireSMART by JPMorgan 2045 Fund*	0.02%	0.12%	0.22%	0.32%	0.57%	0.47%	0.72%
MM RetireSMART by JPMorgan 2050 Fund*	0.02%	0.12%	0.22%	0.32%	0.57%	0.47%	0.72%
MM RetireSMART by JPMorgan 2055 Fund*	0.00%	0.10%	0.20%	0.30%	0.55%	0.45%	0.70%
MM RetireSMART by JPMorgan 2060 Fund*	0.00%	0.10%	0.20%	0.30%	0.55%	0.45%	0.70%

#	Acquired Fund Fees and Expenses are borne indirectly by a Fund through investments in other pooled investment vehicles.
*	Expense caps in effect through January 31, 2023.

Effective February 1, 2022, MML Advisers has agreed to cap the fees and expenses of the Funds noted below (other than extraordinary legal and other expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable), based upon the average daily net assets of the applicable class of shares of the Funds, as follows:

	Class I	Class M5	Class M4	Class M3
MM Select T. Rowe Price Retirement Balanced Fund*	0.34%	0.49%	0.74%	0.99%

*	Expense caps in effect through January 31, 2023.

Prior to August 1, 2021, MML Advisers agreed to cap the fees and expenses of the Funds noted below (other than extraordinary legal and other expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable), based upon the average daily net assets of the applicable class of shares of the Funds, as follows:

	Class I	Class M5	Class M4	Class M3
MM Select T. Rowe Price Retirement Balanced Fund	0.33%	0.48%	0.73%	0.98%

MML Advisers has agreed to cap the fees and expenses of the Funds noted below (other than extraordinary legal and other expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable), based upon the average daily net assets of the applicable class of shares of the Funds, as follows:

	Class I	Class M5	Class M4	Class M3
MM Select T. Rowe Price Retirement 2005 Fund*	0.34%	0.49%	0.74%	0.99%
MM Select T. Rowe Price Retirement 2010 Fund*	0.34%	0.49%	0.74%	0.99%
MM Select T. Rowe Price Retirement 2015 Fund*	0.36%	0.51%	0.76%	1.01%
MM Select T. Rowe Price Retirement 2020 Fund*	0.37%	0.53%	0.78%	1.03%
MM Select T. Rowe Price Retirement 2025 Fund*	0.39%	0.55%	0.80%	1.05%
MM Select T. Rowe Price Retirement 2030 Fund*	0.41%	0.58%	0.83%	1.08%
MM Select T. Rowe Price Retirement 2035 Fund*	0.42%	0.59%	0.84%	1.09%
MM Select T. Rowe Price Retirement 2040 Fund*	0.43%	0.60%	0.85%	1.10%
MM Select T. Rowe Price Retirement 2045 Fund*	0.44%	0.62%	0.87%	1.12%

130

Notes to Financial Statements (Unaudited) (Continued)

	Class I	Class M5	Class M4	Class M3
MM Select T. Rowe Price Retirement 2050 Fund*	0.45%	0.63%	0.88%	1.13%
MM Select T. Rowe Price Retirement 2055 Fund*	0.46%	0.64%	0.89%	1.14%
MM Select T. Rowe Price Retirement 2060 Fund*	0.46%	0.64%	0.89%	1.14%

*	Expense caps in effect through January 31, 2023.

Expense caps and waiver amounts are reflected as a reduction of expenses on the Statements of Operations.

Deferred Compensation

Trustees of the Funds who are not officers or employees of MassMutual may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Funds’ books as other liabilities. Deferred compensation is included within Trustees’ fees and expenses in the Statements of Assets and Liabilities.

Other

Certain officers and trustees of the Funds may also be employees of MassMutual. The compensation of a trustee who is not an employee of MassMutual is borne by the Funds.

The following table shows beneficial ownership of Funds’ shares by related parties at March 31, 2022:

Total % Ownership by Related Party
20/80 Allocation Fund	94.5%
40/60 Allocation Fund	96.4%
60/40 Allocation Fund	92.8%
80/20 Allocation Fund	94.5%
MM RetireSMART by JPMorgan In Retirement Fund	91.1%
MM RetireSMART by JPMorgan 2020 Fund	98.4%
MM RetireSMART by JPMorgan 2025 Fund	99.2%
MM RetireSMART by JPMorgan 2030 Fund	95.3%
MM RetireSMART by JPMorgan 2035 Fund	99.6%
MM RetireSMART by JPMorgan 2040 Fund	98.7%
MM RetireSMART by JPMorgan 2045 Fund	99.8%
MM RetireSMART by JPMorgan 2050 Fund	99.2%
MM RetireSMART by JPMorgan 2055 Fund	98.0%
MM RetireSMART by JPMorgan 2060 Fund	91.4%
MM Select T. Rowe Price Retirement Balanced Fund	96.8%
MM Select T. Rowe Price Retirement 2005 Fund	96.6%
MM Select T. Rowe Price Retirement 2010 Fund	98.7%
MM Select T. Rowe Price Retirement 2015 Fund	95.8%
MM Select T. Rowe Price Retirement 2020 Fund	94.1%
MM Select T. Rowe Price Retirement 2025 Fund	94.6%
MM Select T. Rowe Price Retirement 2030 Fund	96.1%
MM Select T. Rowe Price Retirement 2035 Fund	95.0%
MM Select T. Rowe Price Retirement 2040 Fund	96.0%
MM Select T. Rowe Price Retirement 2045 Fund	93.4%
MM Select T. Rowe Price Retirement 2050 Fund	96.5%
MM Select T. Rowe Price Retirement 2055 Fund	96.2%
MM Select T. Rowe Price Retirement 2060 Fund	95.6%

131

Notes to Financial Statements (Unaudited) (Continued)

4. Purchases and Sales of Investments

Cost of purchases and proceeds from sales of investments in Underlying Funds for the period ended March 31, 2022, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long- Term Securities	Long-Term U.S. Government Securities	Other Long- Term Securities
20/80 Allocation Fund	$—	$25,906,308	$—	$21,845,695
40/60 Allocation Fund	—	55,197,770	—	22,383,821
60/40 Allocation Fund	—	35,114,299	—	27,637,692
80/20 Allocation Fund	—	31,408,303	—	22,519,977
MM RetireSMART by JPMorgan In Retirement Fund	—	28,883,596	—	26,621,878
MM RetireSMART by JPMorgan 2020 Fund	—	52,401,548	—	84,070,232
MM RetireSMART by JPMorgan 2025 Fund	—	46,423,463	—	49,966,289
MM RetireSMART by JPMorgan 2030 Fund	—	102,251,615	—	93,613,866
MM RetireSMART by JPMorgan 2035 Fund	—	49,731,288	—	50,310,766
MM RetireSMART by JPMorgan 2040 Fund	—	82,591,457	—	69,602,716
MM RetireSMART by JPMorgan 2045 Fund	—	38,504,141	—	35,423,269
MM RetireSMART by JPMorgan 2050 Fund	—	61,854,808	—	42,529,307
MM RetireSMART by JPMorgan 2055 Fund	—	20,955,967	—	17,139,111
MM RetireSMART by JPMorgan 2060 Fund	—	7,612,604	—	6,590,650
MM Select T. Rowe Price Retirement Balanced Fund	—	40,010,407	—	23,511,881
MM Select T. Rowe Price Retirement 2005 Fund	—	7,267,920	—	5,676,594
MM Select T. Rowe Price Retirement 2010 Fund	—	26,492,272	—	21,118,392
MM Select T. Rowe Price Retirement 2015 Fund	—	28,928,488	—	25,158,215
MM Select T. Rowe Price Retirement 2020 Fund	—	147,080,430	—	143,085,773
MM Select T. Rowe Price Retirement 2025 Fund	—	156,637,729	—	114,100,971
MM Select T. Rowe Price Retirement 2030 Fund	—	336,056,649	—	205,140,870
MM Select T. Rowe Price Retirement 2035 Fund	—	189,536,407	—	98,598,418
MM Select T. Rowe Price Retirement 2040 Fund	—	334,146,846	—	156,528,219
MM Select T. Rowe Price Retirement 2045 Fund	—	168,621,131	—	64,082,602
MM Select T. Rowe Price Retirement 2050 Fund	—	249,617,962	—	96,562,970
MM Select T. Rowe Price Retirement 2055 Fund	—	112,685,984	—	37,680,581
MM Select T. Rowe Price Retirement 2060 Fund	—	52,206,919	—	14,294,067

5. Capital Share Transactions

Changes in shares outstanding for each Fund were as follows:

	Six Months Ended March 31, 2022		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
20/80 Allocation Fund Class I
Sold	177,159	$1,783,166	615,986	$6,449,363
Issued as reinvestment of dividends	124,256	1,238,827	99,828	1,021,241
Redeemed	(606,171)	(5,915,019)	(651,575)	(6,830,052)
Net increase (decrease)	(304,756)	$(2,893,026)	64,239	$640,552

132

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2022		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
20/80 Allocation Fund Class R5
Sold	311,276	$3,322,832	126,991	$1,317,054
Issued as reinvestment of dividends	60,379	600,769	36,640	374,459
Redeemed	(119,255)	(1,196,740)	(162,700)	(1,680,656)
Net increase (decrease)	252,400	$2,726,861	931	$10,857
20/80 Allocation Fund Service Class
Sold	698,942	$7,056,918	1,559,590	$16,274,460
Issued as reinvestment of dividends	806,593	8,033,664	595,369	6,084,666
Redeemed	(699,480)	(6,981,174)	(1,568,488)	(16,419,817)
Net increase (decrease)	806,055	$8,109,408	586,471	$5,939,309
20/80 Allocation Fund Administrative Class
Sold	151,877	$1,525,791	439,757	$4,609,186
Issued as reinvestment of dividends	138,029	1,380,292	168,833	1,730,543
Redeemed	(601,189)	(6,335,694)	(1,360,972)	(14,371,285)
Net increase (decrease)	(311,283)	$(3,429,611)	(752,382)	$(8,031,556)
20/80 Allocation Fund Class A
Sold	91,169	$940,494	417,925	$4,408,912
Issued as reinvestment of dividends	113,100	1,138,922	98,820	1,019,820
Redeemed	(285,313)	(2,925,735)	(787,909)	(8,264,988)
Net increase (decrease)	(81,044)	$(846,319)	(271,164)	$(2,836,256)
20/80 Allocation Fund Class R4
Sold	31,487	$320,431	57,700	$611,704
Issued as reinvestment of dividends	24,105	245,146	15,984	166,392
Redeemed	(85,341)	(867,756)	(328,611)	(3,501,190)
Net increase (decrease)	(29,749)	$(302,179)	(254,927)	$(2,723,094)
20/80 Allocation Fund Class R3
Sold	268,848	$2,603,770	78,669	$817,184
Issued as reinvestment of dividends	35,734	352,697	34,595	350,793
Redeemed	(106,097)	(1,057,666)	(248,227)	(2,565,962)
Net increase (decrease)	198,485	$1,898,801	(134,963)	$(1,397,985)
40/60 Allocation Fund Class I
Sold	1,084,986	$10,907,941	1,774,313	$17,979,487
Issued as reinvestment of dividends	420,782	4,148,911	236,206	2,350,248
Redeemed	(660,952)	(6,405,598)	(1,267,232)	(13,037,459)
Net increase (decrease)	844,816	$8,651,254	743,287	$7,292,276
40/60 Allocation Fund Class R5
Sold	479,264	$5,132,746	151,980	$1,552,334
Issued as reinvestment of dividends	104,528	1,032,740	54,493	542,748
Redeemed	(620,703)	(6,234,498)	(346,473)	(3,594,179)
Net increase (decrease)	(36,911)	$(69,012)	(140,000)	$(1,499,097)
40/60 Allocation Fund Service Class
Sold	143,655	$1,409,115	220,392	$2,281,990
Issued as reinvestment of dividends	135,156	1,343,448	93,106	932,924
Redeemed	(184,576)	(1,848,778)	(510,566)	(5,282,833)
Net increase (decrease)	94,235	$903,785	(197,068)	$(2,067,919)

133

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2022		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
40/60 Allocation Fund Administrative Class
Sold	111,803	$1,122,677	346,012	$3,577,044
Issued as reinvestment of dividends	308,979	3,071,255	254,207	2,544,613
Redeemed	(733,441)	(7,786,432)	(1,817,227)	(18,785,468)
Net increase (decrease)	(312,659)	$(3,592,500)	(1,217,008)	$(12,663,811)
40/60 Allocation Fund Class A
Sold	157,189	$1,587,308	489,022	$5,085,574
Issued as reinvestment of dividends	444,808	4,443,631	329,317	3,312,929
Redeemed	(780,288)	(8,039,402)	(2,073,497)	(21,389,001)
Net increase (decrease)	(178,291)	$(2,008,463)	(1,255,158)	$(12,990,498)
40/60 Allocation Fund Class R4
Sold	1,123,196	$11,207,621	564,138	$5,824,766
Issued as reinvestment of dividends	301,285	2,964,646	148,002	1,469,659
Redeemed	(215,526)	(2,115,672)	(632,927)	(6,495,870)
Net increase (decrease)	1,208,955	$12,056,595	79,213	$798,555
40/60 Allocation Fund Class R3
Sold	1,770,369	$18,468,193	112,053	$1,145,520
Issued as reinvestment of dividends	167,009	1,638,358	43,594	432,892
Redeemed	(307,188)	(3,048,876)	(347,982)	(3,562,829)
Net increase (decrease)	1,630,190	$17,057,675	(192,335)	$(1,984,417)
60/40 Allocation Fund Class I
Sold	857,808	$8,817,068	1,324,400	$13,802,997
Issued as reinvestment of dividends	383,320	3,794,867	109,832	1,097,223
Redeemed	(522,416)	(5,279,419)	(1,079,496)	(11,418,028)
Net increase (decrease)	718,712	$7,332,516	354,736	$3,482,192
60/40 Allocation Fund Class R5
Sold	622,671	$6,926,241	375,184	$3,957,691
Issued as reinvestment of dividends	324,915	3,219,903	69,135	691,355
Redeemed	(797,886)	(8,079,925)	(189,198)	(2,033,072)
Net increase (decrease)	149,700	$2,066,219	255,121	$2,615,974
60/40 Allocation Fund Service Class
Sold	220,090	$2,238,484	304,693	$3,166,826
Issued as reinvestment of dividends	315,644	3,146,970	99,600	1,000,979
Redeemed	(104,174)	(1,035,041)	(796,540)	(8,366,434)
Net increase (decrease)	431,560	$4,350,413	(392,247)	$(4,198,629)
60/40 Allocation Fund Administrative Class
Sold	170,960	$1,752,259	800,325	$8,316,287
Issued as reinvestment of dividends	639,487	6,382,082	244,773	2,459,971
Redeemed	(1,311,604)	(14,397,347)	(1,751,607)	(18,821,973)
Net increase (decrease)	(501,157)	$(6,263,006)	(706,509)	$(8,045,715)
60/40 Allocation Fund Class A
Sold	169,249	$1,741,480	389,012	$4,151,546
Issued as reinvestment of dividends	669,698	6,723,767	209,725	2,120,316
Redeemed	(464,943)	(4,886,033)	(1,632,730)	(17,002,589)
Net increase (decrease)	374,004	$3,579,214	(1,033,993)	$(10,730,727)

134

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2022		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
60/40 Allocation Fund Class R4
Sold	129,390	$1,287,498	200,230	$2,104,590
Issued as reinvestment of dividends	122,080	1,207,371	35,427	353,565
Redeemed	(186,926)	(1,989,841)	(334,841)	(3,514,284)
Net increase (decrease)	64,544	$505,028	(99,184)	$(1,056,129)
60/40 Allocation Fund Class R3
Sold	63,125	$649,656	204,509	$2,113,598
Issued as reinvestment of dividends	151,843	1,497,170	54,392	540,657
Redeemed	(250,635)	(2,723,257)	(612,561)	(6,345,737)
Net increase (decrease)	(35,667)	$(576,431)	(353,660)	$(3,691,482)
80/20 Allocation Fund Class I
Sold	527,299	$6,061,144	1,133,608	$12,697,745
Issued as reinvestment of dividends	400,286	4,471,193	173,201	1,893,092
Redeemed	(334,751)	(3,872,211)	(1,102,794)	(12,598,517)
Net increase (decrease)	592,834	$6,660,126	204,015	$1,992,320
80/20 Allocation Fund Class R5
Sold	260,141	$3,102,918	187,092	$2,161,751
Issued as reinvestment of dividends	93,050	1,041,225	30,792	336,870
Redeemed	(307,018)	(3,523,641)	(191,092)	(2,249,210)
Net increase (decrease)	46,173	$620,502	26,792	$249,411
80/20 Allocation Fund Service Class
Sold	258,735	$2,993,833	543,749	$6,294,363
Issued as reinvestment of dividends	161,233	1,807,424	51,714	567,307
Redeemed	(350,403)	(4,007,943)	(353,074)	(4,049,511)
Net increase (decrease)	69,565	$793,314	242,389	$2,812,159
80/20 Allocation Fund Administrative Class
Sold	230,907	$2,761,181	381,941	$4,543,880
Issued as reinvestment of dividends	221,372	2,483,791	100,058	1,097,631
Redeemed	(342,258)	(4,160,868)	(780,438)	(9,259,559)
Net increase (decrease)	110,021	$1,084,104	(298,439)	$(3,618,048)
80/20 Allocation Fund Class A
Sold	86,252	$996,348	307,327	$3,623,235
Issued as reinvestment of dividends	270,081	3,033,006	118,606	1,301,110
Redeemed	(551,289)	(6,750,969)	(761,299)	(8,525,884)
Net increase (decrease)	(194,956)	$(2,721,615)	(335,366)	$(3,601,539)
80/20 Allocation Fund Class R4
Sold	115,005	$1,265,724	175,865	$2,032,505
Issued as reinvestment of dividends	137,055	1,513,090	54,309	587,085
Redeemed	(195,263)	(2,218,798)	(374,989)	(4,198,588)
Net increase (decrease)	56,797	$560,016	(144,815)	$(1,578,998)
80/20 Allocation Fund Class R3
Sold	87,385	$956,524	199,256	$2,264,624
Issued as reinvestment of dividends	176,089	1,933,462	84,916	913,691
Redeemed	(211,893)	(2,476,308)	(452,535)	(5,200,098)
Net increase (decrease)	51,581	$413,678	(168,363)	$(2,021,783)

135

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2022		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
MM RetireSMART by JPMorgan In Retirement Fund Class I
Sold	239,436	$2,742,483	285,890	$3,556,472
Issued as reinvestment of dividends	190,731	2,168,614	105,722	1,281,353
Redeemed	(271,285)	(3,116,613)	(658,698)	(8,162,103)
Net increase (decrease)	158,882	$1,794,484	(267,086)	$(3,324,278)
MM RetireSMART by JPMorgan In Retirement Fund Class R5
Sold	10,527	$122,466	99,622	$1,242,945
Issued as reinvestment of dividends	49,925	570,147	27,747	337,121
Redeemed	(163,045)	(2,066,463)	(92,620)	(1,144,336)
Net increase (decrease)	(102,593)	$(1,373,850)	34,749	$435,730
MM RetireSMART by JPMorgan In Retirement Fund Service Class
Sold	47,675	$552,779	89,204	$1,120,546
Issued as reinvestment of dividends	107,168	1,226,005	82,037	998,395
Redeemed	(168,388)	(1,950,201)	(755,069)	(9,240,643)
Net increase (decrease)	(13,545)	$(171,417)	(583,828)	$(7,121,702)
MM RetireSMART by JPMorgan In Retirement Fund Administrative Class
Sold	62,071	$742,263	297,386	$3,672,887
Issued as reinvestment of dividends	323,773	3,703,959	144,413	1,758,950
Redeemed	(453,514)	(5,316,660)	(480,666)	(6,027,023)
Net increase (decrease)	(67,670)	$(870,438)	(38,867)	$(595,186)
MM RetireSMART by JPMorgan In Retirement Fund Class A
Sold	23,190	$264,200	509,268	$6,265,641
Issued as reinvestment of dividends	131,836	1,508,190	346,594	4,176,453
Redeemed	(207,965)	(2,407,012)	(5,917,774)	(74,471,290)
Net increase (decrease)	(52,939)	$(634,622)	(5,061,912)	$(64,029,196)
MM RetireSMART by JPMorgan In Retirement Fund Class R4
Sold	698,672	$7,531,954	71,878	$888,601
Issued as reinvestment of dividends	127,135	1,429,001	64,731	776,122
Redeemed	(71,779)	(855,679)	(401,228)	(4,911,431)
Net increase (decrease)	754,028	$8,105,276	(264,619)	$(3,246,708)
MM RetireSMART by JPMorgan In Retirement Fund Class R3
Sold	166,850	$1,842,863	261,713	$3,207,151
Issued as reinvestment of dividends	229,439	2,558,247	132,911	1,581,636
Redeemed	(273,769)	(3,268,504)	(992,850)	(12,159,534)
Net increase (decrease)	122,520	$1,132,606	(598,226)	$(7,370,747)
MM RetireSMART by JPMorgan 2020 Fund Class I
Sold	469,698	$5,612,156	1,144,273	$14,769,325
Issued as reinvestment of dividends	448,203	5,427,735	202,557	2,564,369
Redeemed	(489,004)	(6,102,444)	(1,026,214)	(13,423,600)
Net increase (decrease)	428,897	$4,937,447	320,616	$3,910,094

136

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2022		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
MM RetireSMART by JPMorgan 2020 Fund Class R5
Sold	182,333	$2,225,645	494,973	$6,414,846
Issued as reinvestment of dividends	296,876	3,589,231	192,661	2,435,234
Redeemed	(738,918)	(9,484,762)	(1,301,102)	(16,835,010)
Net increase (decrease)	(259,709)	$(3,669,886)	(613,468)	$(7,984,930)
MM RetireSMART by JPMorgan 2020 Fund Service Class
Sold	71,583	$901,516	242,063	$3,190,490
Issued as reinvestment of dividends	234,082	2,853,464	141,523	1,803,008
Redeemed	(1,077,303)	(13,346,775)	(1,027,042)	(13,363,004)
Net increase (decrease)	(771,638)	$(9,591,795)	(643,456)	$(8,369,506)
MM RetireSMART by JPMorgan 2020 Fund Administrative Class
Sold	125,895	$1,551,422	415,118	$5,407,164
Issued as reinvestment of dividends	276,651	3,361,305	185,753	2,359,066
Redeemed	(1,201,749)	(15,759,858)	(1,149,396)	(14,924,632)
Net increase (decrease)	(799,203)	$(10,847,131)	(548,525)	$(7,158,402)
MM RetireSMART by JPMorgan 2020 Fund Class A
Sold	46,348	$564,858	537,618	$6,869,712
Issued as reinvestment of dividends	240,406	2,911,317	366,079	4,612,594
Redeemed	(522,305)	(6,421,021)	(5,621,623)	(74,038,355)
Net increase (decrease)	(235,551)	$(2,944,846)	(4,717,926)	$(62,556,049)
MM RetireSMART by JPMorgan 2020 Fund Class R4
Sold	157,013	$1,872,072	229,725	$2,904,104
Issued as reinvestment of dividends	184,421	2,185,392	117,812	1,462,041
Redeemed	(418,285)	(5,313,753)	(943,885)	(12,011,412)
Net increase (decrease)	(76,851)	$(1,256,289)	(596,348)	$(7,645,267)
MM RetireSMART by JPMorgan 2020 Fund Class R3
Sold	301,928	$3,562,594	343,043	$4,321,845
Issued as reinvestment of dividends	432,493	5,025,570	239,400	2,920,677
Redeemed	(664,724)	(7,935,122)	(1,499,699)	(18,801,742)
Net increase (decrease)	69,697	$653,042	(917,256)	$(11,559,220)
MM RetireSMART by JPMorgan 2025 Fund Class I
Sold	235,840	$2,919,314	863,739	$11,356,222
Issued as reinvestment of dividends	556,875	6,727,045	255,852	3,213,506
Redeemed	(397,836)	(5,120,720)	(979,583)	(12,884,902)
Net increase (decrease)	394,879	$4,525,639	140,008	$1,684,826
MM RetireSMART by JPMorgan 2025 Fund Class R5
Sold	7,893	$100,032	63,844	$829,287
Issued as reinvestment of dividends	13,922	170,263	2,673	33,951
Redeemed	(6,306)	(76,676)	(3,263)	(43,351)
Net increase (decrease)	15,509	$193,619	63,254	$819,887
MM RetireSMART by JPMorgan 2025 Fund Service Class
Sold	56,110	$704,958	61,564	$807,346
Issued as reinvestment of dividends	82,875	1,005,276	44,574	561,635
Redeemed	(259,985)	(3,252,358)	(262,634)	(3,469,340)
Net increase (decrease)	(121,000)	$(1,542,124)	(156,496)	$(2,100,359)

137

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2022		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
MM RetireSMART by JPMorgan 2025 Fund Administrative Class
Sold	177,193	$2,265,966	430,375	$5,542,338
Issued as reinvestment of dividends	335,378	4,048,008	196,440	2,465,327
Redeemed	(419,512)	(5,200,807)	(1,289,318)	(16,802,749)
Net increase (decrease)	93,059	$1,113,167	(662,503)	$(8,795,084)
MM RetireSMART by JPMorgan 2025 Fund Class A
Sold	108,626	$1,312,290	766,755	$9,748,190
Issued as reinvestment of dividends	109,158	1,319,721	362,780	4,502,094
Redeemed	(309,669)	(3,801,847)	(5,816,794)	(76,781,258)
Net increase (decrease)	(91,885)	$(1,169,836)	(4,687,259)	$(62,530,974)
MM RetireSMART by JPMorgan 2025 Fund Class R4
Sold	165,918	$1,972,740	446,282	$5,747,965
Issued as reinvestment of dividends	266,161	3,159,331	154,549	1,910,226
Redeemed	(333,919)	(4,348,692)	(889,691)	(11,407,565)
Net increase (decrease)	98,160	$783,379	(288,860)	$(3,749,374)
MM RetireSMART by JPMorgan 2025 Fund Class R3
Sold	275,455	$3,401,415	560,258	$7,201,658
Issued as reinvestment of dividends	578,831	6,859,146	309,536	3,819,675
Redeemed	(873,968)	(10,474,370)	(1,854,093)	(23,820,670)
Net increase (decrease)	(19,682)	$(213,809)	(984,299)	$(12,799,337)
MM RetireSMART by JPMorgan 2030 Fund Class I
Sold	737,756	$9,096,207	1,549,695	$20,256,456
Issued as reinvestment of dividends	605,796	7,590,627	217,866	2,771,252
Redeemed	(538,827)	(6,901,446)	(1,231,880)	(16,363,227)
Net increase (decrease)	804,725	$9,785,388	535,681	$6,664,481
MM RetireSMART by JPMorgan 2030 Fund Class R5
Sold	966,532	$13,334,653	809,595	$10,828,705
Issued as reinvestment of dividends	792,277	9,879,698	290,959	3,683,540
Redeemed	(622,329)	(8,220,227)	(1,353,355)	(17,502,726)
Net increase (decrease)	1,136,480	$14,994,124	(252,801)	$(2,990,481)
MM RetireSMART by JPMorgan 2030 Fund Service Class
Sold	159,635	$2,114,473	529,922	$7,049,742
Issued as reinvestment of dividends	388,790	4,887,084	194,875	2,484,660
Redeemed	(1,593,083)	(20,611,980)	(1,581,653)	(20,615,673)
Net increase (decrease)	(1,044,658)	$(13,610,423)	(856,856)	$(11,081,271)
MM RetireSMART by JPMorgan 2030 Fund Administrative Class
Sold	284,713	$3,706,760	837,105	$11,009,820
Issued as reinvestment of dividends	661,465	8,294,775	274,784	3,495,256
Redeemed	(1,149,252)	(14,643,127)	(1,391,908)	(18,381,702)
Net increase (decrease)	(203,074)	$(2,641,592)	(280,019)	$(3,876,626)
MM RetireSMART by JPMorgan 2030 Fund Class A
Sold	172,867	$2,167,552	738,006	$9,420,283
Issued as reinvestment of dividends	313,069	3,907,101	357,282	4,508,898
Redeemed	(532,640)	(6,595,413)	(6,114,598)	(82,681,362)
Net increase (decrease)	(46,704)	$(520,760)	(5,019,310)	$(68,752,181)

138

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2022		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
MM RetireSMART by JPMorgan 2030 Fund Class R4
Sold	168,792	$2,119,539	352,659	$4,601,570
Issued as reinvestment of dividends	264,697	3,261,072	129,328	1,617,889
Redeemed	(515,959)	(6,962,084)	(938,033)	(12,272,606)
Net increase (decrease)	(82,470)	$(1,581,473)	(456,046)	$(6,053,147)
MM RetireSMART by JPMorgan 2030 Fund Class R3
Sold	521,810	$6,451,177	653,877	$8,513,868
Issued as reinvestment of dividends	820,572	9,912,512	331,833	4,084,867
Redeemed	(433,950)	(5,533,410)	(2,082,719)	(26,502,408)
Net increase (decrease)	908,432	$10,830,279	(1,097,009)	$(13,903,673)
MM RetireSMART by JPMorgan 2035 Fund Class I
Sold	323,019	$4,267,842	703,560	$9,562,168
Issued as reinvestment of dividends	590,064	7,493,815	161,546	2,098,478
Redeemed	(664,329)	(8,784,470)	(610,058)	(8,314,494)
Net increase (decrease)	248,754	$2,977,187	255,048	$3,346,152
MM RetireSMART by JPMorgan 2035 Fund Class R5
Sold	14,433	$191,852	56,642	$750,936
Issued as reinvestment of dividends	38,740	492,774	8,543	111,139
Redeemed	(23,517)	(279,119)	(5,612)	(74,692)
Net increase (decrease)	29,656	$405,507	59,573	$787,383
MM RetireSMART by JPMorgan 2035 Fund Service Class
Sold	56,019	$723,938	70,952	$976,059
Issued as reinvestment of dividends	86,422	1,116,572	28,465	375,163
Redeemed	(106,877)	(1,411,779)	(211,228)	(3,007,329)
Net increase (decrease)	35,564	$428,731	(111,811)	$(1,656,107)
MM RetireSMART by JPMorgan 2035 Fund Administrative Class
Sold	359,031	$4,618,340	615,738	$8,406,883
Issued as reinvestment of dividends	334,899	4,300,099	94,744	1,243,039
Redeemed	(779,906)	(10,090,714)	(796,934)	(10,864,345)
Net increase (decrease)	(85,976)	$(1,172,275)	(86,452)	$(1,214,423)
MM RetireSMART by JPMorgan 2035 Fund Class A
Sold	43,541	$575,347	576,840	$7,489,927
Issued as reinvestment of dividends	124,061	1,587,976	145,968	1,894,666
Redeemed	(406,564)	(5,260,144)	(3,241,003)	(45,741,274)
Net increase (decrease)	(238,962)	$(3,096,821)	(2,518,195)	$(36,356,681)
MM RetireSMART by JPMorgan 2035 Fund Class R4
Sold	110,142	$1,418,450	293,320	$3,998,036
Issued as reinvestment of dividends	248,498	3,138,533	80,786	1,043,751
Redeemed	(221,547)	(3,029,374)	(698,757)	(9,497,690)
Net increase (decrease)	137,093	$1,527,609	(324,651)	$(4,455,903)
MM RetireSMART by JPMorgan 2035 Fund Class R3
Sold	281,231	$3,662,838	472,713	$6,381,523
Issued as reinvestment of dividends	571,656	7,197,154	169,353	2,182,956
Redeemed	(505,579)	(6,601,471)	(1,444,042)	(19,307,677)
Net increase (decrease)	347,308	$4,258,521	(801,976)	$(10,743,198)

139

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2022		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
MM RetireSMART by JPMorgan 2040 Fund Class I
Sold	684,579	$8,524,991	880,821	$12,009,397
Issued as reinvestment of dividends	561,722	7,184,429	68,783	883,182
Redeemed	(378,831)	(4,950,101)	(671,888)	(9,022,244)
Net increase (decrease)	867,470	$10,759,319	277,716	$3,870,335
MM RetireSMART by JPMorgan 2040 Fund Class R5
Sold	265,334	$3,463,031	744,446	$10,190,324
Issued as reinvestment of dividends	605,434	7,743,505	86,727	1,113,580
Redeemed	(599,507)	(8,530,712)	(850,104)	(11,217,355)
Net increase (decrease)	271,261	$2,675,824	(18,931)	$86,549
MM RetireSMART by JPMorgan 2040 Fund Service Class
Sold	297,224	$4,012,584	390,578	$5,328,872
Issued as reinvestment of dividends	302,006	3,883,802	40,701	525,453
Redeemed	(801,131)	(10,620,619)	(658,350)	(8,931,733)
Net increase (decrease)	(201,901)	$(2,724,233)	(227,071)	$(3,077,408)
MM RetireSMART by JPMorgan 2040 Fund Administrative Class
Sold	444,403	$5,979,303	835,431	$11,198,935
Issued as reinvestment of dividends	690,533	8,831,913	78,492	1,007,829
Redeemed	(1,034,033)	(13,075,528)	(895,395)	(11,911,517)
Net increase (decrease)	100,903	$1,735,688	18,528	$295,247
MM RetireSMART by JPMorgan 2040 Fund Class A
Sold	105,383	$1,379,111	597,044	$7,565,347
Issued as reinvestment of dividends	236,010	3,004,403	70,650	900,085
Redeemed	(547,723)	(7,144,785)	(3,209,113)	(44,644,697)
Net increase (decrease)	(206,330)	$(2,761,271)	(2,541,419)	$(36,179,265)
MM RetireSMART by JPMorgan 2040 Fund Class R4
Sold	103,405	$1,329,121	215,837	$2,861,206
Issued as reinvestment of dividends	215,585	2,703,434	31,543	398,076
Redeemed	(221,919)	(3,032,287)	(903,189)	(11,952,792)
Net increase (decrease)	97,071	$1,000,268	(655,809)	$(8,693,510)
MM RetireSMART by JPMorgan 2040 Fund Class R3
Sold	478,526	$6,063,889	493,967	$6,414,595
Issued as reinvestment of dividends	594,490	7,294,397	70,673	875,634
Redeemed	(360,046)	(4,645,393)	(1,596,340)	(20,625,554)
Net increase (decrease)	712,970	$8,712,893	(1,031,700)	$(13,335,325)
MM RetireSMART by JPMorgan 2045 Fund Class I
Sold	320,614	$4,457,606	525,252	$7,283,265
Issued as reinvestment of dividends	404,436	5,197,007	78,039	1,026,207
Redeemed	(237,264)	(3,331,850)	(350,179)	(4,929,608)
Net increase (decrease)	487,786	$6,322,763	253,112	$3,379,864
MM RetireSMART by JPMorgan 2045 Fund Class R5
Sold	11,932	$168,601	28,352	$390,936
Issued as reinvestment of dividends	16,774	215,718	3,044	40,056
Redeemed	(6,391)	(86,517)	(19,682)	(262,161)
Net increase (decrease)	22,315	$297,802	11,714	$168,831

140

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2022		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
MM RetireSMART by JPMorgan 2045 Fund Service Class
Sold	23,911	$331,459	46,531	$663,690
Issued as reinvestment of dividends	58,302	750,930	12,734	167,829
Redeemed	(108,841)	(1,472,072)	(111,768)	(1,554,783)
Net increase (decrease)	(26,628)	$(389,683)	(52,503)	$(723,264)
MM RetireSMART by JPMorgan 2045 Fund Administrative Class
Sold	230,493	$3,048,589	651,275	$8,846,530
Issued as reinvestment of dividends	321,804	4,119,090	63,564	832,689
Redeemed	(627,605)	(8,338,498)	(543,064)	(7,557,809)
Net increase (decrease)	(75,308)	$(1,170,819)	171,775	$2,121,410
MM RetireSMART by JPMorgan 2045 Fund Class A
Sold	54,771	$722,837	453,468	$5,894,716
Issued as reinvestment of dividends	109,182	1,394,259	95,054	1,232,845
Redeemed	(356,175)	(4,876,846)	(2,135,096)	(30,690,124)
Net increase (decrease)	(192,222)	$(2,759,750)	(1,586,574)	$(23,562,563)
MM RetireSMART by JPMorgan 2045 Fund Class R4
Sold	115,295	$1,533,794	333,371	$4,599,616
Issued as reinvestment of dividends	244,492	3,070,820	61,722	795,600
Redeemed	(153,629)	(2,165,715)	(607,999)	(8,555,563)
Net increase (decrease)	206,158	$2,438,899	(212,906)	$(3,160,347)
MM RetireSMART by JPMorgan 2045 Fund Class R3
Sold	257,535	$3,235,252	357,666	$4,891,336
Issued as reinvestment of dividends	497,572	6,234,573	125,817	1,619,261
Redeemed	(433,326)	(5,789,775)	(1,361,566)	(18,459,287)
Net increase (decrease)	321,781	$3,680,050	(878,083)	$(11,948,690)
MM RetireSMART by JPMorgan 2050 Fund Class I
Sold	870,930	$8,314,277	727,345	$7,255,731
Issued as reinvestment of dividends	425,658	4,001,187	47,153	439,469
Redeemed	(341,168)	(3,314,482)	(454,192)	(4,504,645)
Net increase (decrease)	955,420	$9,000,982	320,306	$3,190,555
MM RetireSMART by JPMorgan 2050 Fund Class R5
Sold	412,607	$3,998,999	1,076,622	$10,688,801
Issued as reinvestment of dividends	721,868	6,771,126	107,786	1,003,491
Redeemed	(426,907)	(4,383,710)	(1,525,906)	(14,601,024)
Net increase (decrease)	707,568	$6,386,415	(341,498)	$(2,908,732)
MM RetireSMART by JPMorgan 2050 Fund Service Class
Sold	255,843	$2,538,208	404,635	$3,962,019
Issued as reinvestment of dividends	189,649	1,792,181	24,906	233,370
Redeemed	(451,256)	(4,446,187)	(445,648)	(4,332,948)
Net increase (decrease)	(5,764)	$(115,798)	(16,107)	$(137,559)
MM RetireSMART by JPMorgan 2050 Fund Administrative Class
Sold	468,309	$4,607,843	1,083,935	$10,593,161
Issued as reinvestment of dividends	672,285	6,326,202	74,280	693,031
Redeemed	(845,771)	(7,939,966)	(842,002)	(8,269,128)
Net increase (decrease)	294,823	$2,994,079	316,213	$3,017,064

141

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2022		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
MM RetireSMART by JPMorgan 2050 Fund Class A
Sold	109,988	$1,082,602	502,567	$4,703,972
Issued as reinvestment of dividends	171,963	1,613,009	56,079	519,288
Redeemed	(502,896)	(4,953,378)	(2,391,017)	(24,469,667)
Net increase (decrease)	(220,945)	$(2,257,767)	(1,832,371)	$(19,246,407)
MM RetireSMART by JPMorgan 2050 Fund Class R4
Sold	153,914	$1,471,622	344,634	$3,369,310
Issued as reinvestment of dividends	225,116	2,086,826	30,421	279,871
Redeemed	(246,131)	(2,438,597)	(659,614)	(6,502,588)
Net increase (decrease)	132,899	$1,119,851	(284,559)	$(2,853,407)
MM RetireSMART by JPMorgan 2050 Fund Class R3
Sold	556,836	$5,175,431	551,292	$5,375,087
Issued as reinvestment of dividends	498,635	4,577,472	59,803	546,001
Redeemed	(501,917)	(4,877,032)	(1,262,865)	(12,002,359)
Net increase (decrease)	553,554	$4,875,871	(651,770)	$(6,081,271)
MM RetireSMART by JPMorgan 2055 Fund Class I
Sold	172,844	$1,984,046	404,976	$4,843,286
Issued as reinvestment of dividends	180,930	2,006,510	52,641	578,530
Redeemed	(107,598)	(1,236,742)	(251,863)	(2,998,063)
Net increase (decrease)	246,176	$2,753,814	205,754	$2,423,753
MM RetireSMART by JPMorgan 2055 Fund Class R5
Sold	10,920	$126,880	64,369	$736,277
Issued as reinvestment of dividends	9,869	109,550	2,696	29,652
Redeemed	(48,589)	(627,435)	(6,858)	(82,937)
Net increase (decrease)	(27,800)	$(391,005)	60,207	$682,992
MM RetireSMART by JPMorgan 2055 Fund Service Class
Sold	48,773	$554,266	49,235	$589,535
Issued as reinvestment of dividends	26,957	300,838	8,839	97,676
Redeemed	(55,825)	(664,749)	(39,916)	(477,336)
Net increase (decrease)	19,905	$190,355	18,158	$209,875
MM RetireSMART by JPMorgan 2055 Fund Administrative Class
Sold	140,256	$1,590,908	449,762	$5,104,756
Issued as reinvestment of dividends	134,404	1,486,503	40,469	443,948
Redeemed	(127,748)	(1,466,976)	(338,394)	(3,851,548)
Net increase (decrease)	146,912	$1,610,435	151,837	$1,697,156
MM RetireSMART by JPMorgan 2055 Fund Class A
Sold	48,145	$575,079	255,117	$2,896,529
Issued as reinvestment of dividends	24,762	278,324	56,063	613,895
Redeemed	(413,015)	(5,023,539)	(801,732)	(9,761,811)
Net increase (decrease)	(340,108)	$(4,170,136)	(490,552)	$(6,251,387)
MM RetireSMART by JPMorgan 2055 Fund Class R4
Sold	71,394	$825,211	212,365	$2,471,970
Issued as reinvestment of dividends	88,927	978,197	38,284	417,683
Redeemed	(156,328)	(1,764,649)	(295,071)	(3,498,012)
Net increase (decrease)	3,993	$38,759	(44,422)	$(608,359)

142

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2022		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
MM RetireSMART by JPMorgan 2055 Fund Class R3
Sold	295,640	$3,262,426	323,607	$3,767,844
Issued as reinvestment of dividends	290,062	3,173,283	121,349	1,317,852
Redeemed	(158,588)	(1,835,099)	(891,831)	(10,218,639)
Net increase (decrease)	427,114	$4,600,610	(446,875)	$(5,132,943)
MM RetireSMART by JPMorgan 2060 Fund Class I
Sold	73,533	$827,293	179,662	$2,088,609
Issued as reinvestment of dividends	37,118	409,416	8,069	86,576
Redeemed	(67,994)	(786,379)	(42,237)	(486,988)
Net increase (decrease)	42,657	$450,330	145,494	$1,688,197
MM RetireSMART by JPMorgan 2060 Fund Class R5
Sold	1,304	$15,281	59,539	$684,498
Issued as reinvestment of dividends	207	2,290	4,064	43,480
Redeemed	(93,116)	(1,127,938)	(28,218)	(330,398)
Net increase (decrease)	(91,605)	$(1,110,367)	35,385	$397,580
MM RetireSMART by JPMorgan 2060 Fund Service Class
Sold	81,785	$939,436	66,564	$768,465
Issued as reinvestment of dividends	24,323	267,065	6,326	67,620
Redeemed	(30,564)	(342,389)	(48,979)	(523,433)
Net increase (decrease)	75,544	$864,112	23,911	$312,652
MM RetireSMART by JPMorgan 2060 Fund Administrative Class
Sold	60,204	$677,843	103,851	$1,212,381
Issued as reinvestment of dividends	22,762	249,474	6,022	64,312
Redeemed	(28,352)	(341,363)	(57,188)	(633,442)
Net increase (decrease)	54,614	$585,954	52,685	$643,251
MM RetireSMART by JPMorgan 2060 Fund Class A
Sold	8,691	$95,610	51,334	$555,115
Issued as reinvestment of dividends	3,152	34,668	7,016	74,723
Redeemed	(28,926)	(322,353)	(127,851)	(1,514,896)
Net increase (decrease)	(17,083)	$(192,075)	(69,501)	$(885,058)
MM RetireSMART by JPMorgan 2060 Fund Class R4
Sold	13,078	$148,143	33,390	$379,265
Issued as reinvestment of dividends	10,262	112,476	4,032	43,062
Redeemed	(2,589)	(28,138)	(30,080)	(337,390)
Net increase (decrease)	20,751	$232,481	7,342	$84,937
MM RetireSMART by JPMorgan 2060 Fund Class R3
Sold	25,276	$281,439	30,374	$348,769
Issued as reinvestment of dividends	13,655	149,244	9,711	103,328
Redeemed	(24,359)	(288,553)	(105,113)	(1,193,341)
Net increase (decrease)	14,572	$142,130	(65,028)	$(741,244)
MM Select T. Rowe Price Retirement Balanced Fund Class I
Sold	235,643	$4,096,757	464,519	$8,092,154
Issued as reinvestment of dividends	159,695	2,585,460	49,672	825,060
Redeemed	(150,007)	(2,559,545)	(242,666)	(4,192,307)
Net increase (decrease)	245,331	$4,122,672	271,525	$4,724,907

143

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2022		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
MM Select T. Rowe Price Retirement Balanced Fund Class M5
Sold	502,154	$8,563,069	1,365,518	$23,265,930
Issued as reinvestment of dividends	903,450	14,662,986	324,806	5,404,774
Redeemed	(500,588)	(8,392,232)	(887,330)	(15,226,628)
Net increase (decrease)	905,016	$14,833,823	802,994	$13,444,076
MM Select T. Rowe Price Retirement Balanced Fund Class M4
Sold	39,883	$676,966	119,741	$2,040,070
Issued as reinvestment of dividends	60,258	981,001	47,012	780,868
Redeemed	(231,541)	(4,059,890)	(583,425)	(10,246,789)
Net increase (decrease)	(131,400)	$(2,401,923)	(416,672)	$(7,425,851)
MM Select T. Rowe Price Retirement Balanced Fund Class M3
Sold	417,376	$6,526,307	90,024	$1,551,047
Issued as reinvestment of dividends	32,800	532,352	12,181	202,562
Redeemed	(91,080)	(1,522,497)	(124,296)	(2,108,510)
Net increase (decrease)	359,096	$5,536,162	(22,091)	$(354,901)
MM Select T. Rowe Price Retirement 2005 Fund Class I
Sold	150,828	$2,248,057	338,862	$5,732,743
Issued as reinvestment of dividends	184,236	2,750,646	64,096	1,057,591
Redeemed	(83,731)	(1,314,754)	(624,550)	(10,731,059)
Net increase (decrease)	251,333	$3,683,949	(221,592)	$(3,940,725)
MM Select T. Rowe Price Retirement 2005 Fund Class M5
Sold	69,207	$1,147,706	264,139	$4,508,274
Issued as reinvestment of dividends	84,126	1,254,316	23,719	390,897
Redeemed	(134,361)	(2,061,527)	(363,714)	(6,249,874)
Net increase (decrease)	18,972	$340,495	(75,856)	$(1,350,703)
MM Select T. Rowe Price Retirement 2005 Fund Class M4
Sold	19,770	$337,573	69,605	$1,191,175
Issued as reinvestment of dividends	29,162	435,381	8,599	141,796
Redeemed	(50,545)	(833,161)	(114,533)	(1,976,203)
Net increase (decrease)	(1,613)	$(60,207)	(36,329)	$(643,232)
MM Select T. Rowe Price Retirement 2005 Fund Class M3
Sold	5,508	$91,688	52,916	$909,683
Issued as reinvestment of dividends	15,742	234,087	3,079	50,687
Redeemed	(2,661)	(46,136)	(40,002)	(691,916)
Net increase (decrease)	18,589	$279,639	15,993	$268,454
MM Select T. Rowe Price Retirement 2010 Fund Class I
Sold	738,917	$11,527,429	790,104	$13,509,877
Issued as reinvestment of dividends	503,398	8,034,238	201,357	3,326,410
Redeemed	(397,407)	(6,457,550)	(1,194,114)	(20,810,982)
Net increase (decrease)	844,908	$13,104,117	(202,653)	$(3,974,695)
MM Select T. Rowe Price Retirement 2010 Fund Class M5
Sold	499,939	$8,623,743	605,052	$10,129,993
Issued as reinvestment of dividends	258,465	4,122,512	70,652	1,167,166
Redeemed	(574,743)	(9,044,875)	(624,441)	(10,609,487)
Net increase (decrease)	183,661	$3,701,380	51,263	$687,672

144

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2022		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
MM Select T. Rowe Price Retirement 2010 Fund Class M4
Sold	93,181	$1,596,072	139,338	$2,385,404
Issued as reinvestment of dividends	125,292	2,002,161	76,410	1,260,759
Redeemed	(546,758)	(9,460,165)	(604,431)	(10,202,568)
Net increase (decrease)	(328,285)	$(5,861,932)	(388,683)	$(6,556,405)
MM Select T. Rowe Price Retirement 2010 Fund Class M3
Sold	28,691	$468,464	86,201	$1,468,587
Issued as reinvestment of dividends	87,971	1,406,657	31,859	526,947
Redeemed	(147,994)	(2,348,666)	(235,465)	(4,009,010)
Net increase (decrease)	(31,332)	$(473,545)	(117,405)	$(2,013,476)
MM Select T. Rowe Price Retirement 2015 Fund Class I
Sold	827,497	$13,197,406	1,439,929	$24,674,475
Issued as reinvestment of dividends	444,615	7,318,355	192,638	3,224,766
Redeemed	(502,779)	(8,650,529)	(1,303,125)	(22,838,996)
Net increase (decrease)	769,333	$11,865,232	329,442	$5,060,245
MM Select T. Rowe Price Retirement 2015 Fund Class M5
Sold	152,180	$2,649,011	432,279	$7,469,217
Issued as reinvestment of dividends	382,761	6,292,593	147,172	2,462,179
Redeemed	(816,508)	(13,076,696)	(343,439)	(6,010,325)
Net increase (decrease)	(281,567)	$(4,135,092)	236,012	$3,921,071
MM Select T. Rowe Price Retirement 2015 Fund Class M4
Sold	150,161	$2,569,348	102,467	$1,789,487
Issued as reinvestment of dividends	55,236	911,386	30,505	510,957
Redeemed	(251,212)	(4,431,987)	(268,944)	(4,687,546)
Net increase (decrease)	(45,815)	$(951,253)	(135,972)	$(2,387,102)
MM Select T. Rowe Price Retirement 2015 Fund Class M3
Sold	47,788	$832,519	122,810	$2,105,488
Issued as reinvestment of dividends	40,920	672,724	17,052	285,443
Redeemed	(42,436)	(723,029)	(197,141)	(3,376,828)
Net increase (decrease)	46,272	$782,214	(57,279)	$(985,897)
MM Select T. Rowe Price Retirement 2020 Fund Class I
Sold	6,048,965	$96,858,209	4,104,039	$71,590,126
Issued as reinvestment of dividends	2,115,656	34,844,854	728,783	12,360,165
Redeemed	(2,905,740)	(48,236,076)	(4,585,926)	(81,226,539)
Net increase (decrease)	5,258,881	$83,466,987	246,896	$2,723,752
MM Select T. Rowe Price Retirement 2020 Fund Class M5
Sold	1,730,354	$31,414,872	3,066,608	$52,991,805
Issued as reinvestment of dividends	2,087,119	34,353,981	640,680	10,865,930
Redeemed	(6,040,237)	(97,402,118)	(4,118,856)	(72,647,080)
Net increase (decrease)	(2,222,764)	$(31,633,265)	(411,568)	$(8,789,345)
MM Select T. Rowe Price Retirement 2020 Fund Class M4
Sold	624,178	$10,872,289	1,201,362	$21,180,014
Issued as reinvestment of dividends	762,490	12,573,464	394,024	6,678,707
Redeemed	(2,342,784)	(41,837,394)	(3,774,885)	(65,814,223)
Net increase (decrease)	(956,116)	$(18,391,641)	(2,179,499)	$(37,955,502)

145

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2022		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
MM Select T. Rowe Price Retirement 2020 Fund Class M3
Sold	264,849	$4,609,348	802,491	$13,839,761
Issued as reinvestment of dividends	354,209	5,847,991	135,036	2,294,268
Redeemed	(582,411)	(9,960,977)	(1,961,788)	(34,486,603)
Net increase (decrease)	36,647	$496,362	(1,024,261)	$(18,352,574)
MM Select T. Rowe Price Retirement 2025 Fund Class I
Sold	5,864,235	$99,158,463	7,073,901	$127,891,009
Issued as reinvestment of dividends	2,295,536	39,896,413	712,872	12,461,008
Redeemed	(2,099,997)	(37,152,510)	(5,281,785)	(97,064,364)
Net increase (decrease)	6,059,774	$101,902,366	2,504,988	$43,287,653
MM Select T. Rowe Price Retirement 2025 Fund Class M5
Sold	1,024,333	$19,174,449	2,163,008	$39,540,510
Issued as reinvestment of dividends	1,193,224	20,726,297	367,856	6,426,451
Redeemed	(5,298,090)	(89,417,286)	(1,885,963)	(34,710,606)
Net increase (decrease)	(3,080,533)	$(49,516,540)	644,901	$11,256,355
MM Select T. Rowe Price Retirement 2025 Fund Class M4
Sold	1,193,453	$21,957,572	1,395,092	$25,464,651
Issued as reinvestment of dividends	530,954	9,222,674	196,560	3,433,898
Redeemed	(1,668,813)	(30,950,615)	(1,857,569)	(33,901,691)
Net increase (decrease)	55,594	$229,631	(265,917)	$(5,003,142)
MM Select T. Rowe Price Retirement 2025 Fund Class M3
Sold	411,103	$7,279,615	1,110,932	$19,886,024
Issued as reinvestment of dividends	298,488	5,178,774	114,056	1,990,274
Redeemed	(339,894)	(5,999,512)	(1,902,958)	(34,509,818)
Net increase (decrease)	369,697	$6,458,877	(677,970)	$(12,633,520)
MM Select T. Rowe Price Retirement 2030 Fund Class I
Sold	13,572,169	$238,048,540	7,281,570	$135,233,928
Issued as reinvestment of dividends	3,174,371	57,773,560	881,983	15,761,035
Redeemed	(3,502,702)	(63,073,976)	(4,693,823)	(88,881,538)
Net increase (decrease)	13,243,838	$232,748,124	3,469,730	$62,113,425
MM Select T. Rowe Price Retirement 2030 Fund Class M5
Sold	3,763,819	$72,643,665	6,781,304	$123,964,061
Issued as reinvestment of dividends	3,573,025	64,993,323	906,716	16,203,011
Redeemed	(12,513,934)	(218,110,433)	(4,370,000)	(82,382,320)
Net increase (decrease)	(5,177,090)	$(80,473,445)	3,318,020	$57,784,752
MM Select T. Rowe Price Retirement 2030 Fund Class M4
Sold	1,530,022	$29,084,590	2,608,926	$49,133,927
Issued as reinvestment of dividends	1,252,988	22,804,375	533,508	9,523,116
Redeemed	(3,476,822)	(67,544,792)	(6,390,327)	(117,016,352)
Net increase (decrease)	(693,812)	$(15,655,827)	(3,247,893)	$(58,359,309)
MM Select T. Rowe Price Retirement 2030 Fund Class M3
Sold	598,912	$11,261,195	1,077,433	$19,661,188
Issued as reinvestment of dividends	552,753	10,071,168	172,455	3,085,222
Redeemed	(1,040,436)	(19,509,984)	(3,015,357)	(55,749,121)
Net increase (decrease)	111,229	$1,822,379	(1,765,469)	$(33,002,711)

146

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2022		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
MM Select T. Rowe Price Retirement 2035 Fund Class I
Sold	7,515,108	$136,403,710	5,514,941	$104,574,394
Issued as reinvestment of dividends	1,726,216	32,763,576	465,300	8,473,120
Redeemed	(1,483,393)	(28,305,703)	(2,634,738)	(51,236,097)
Net increase (decrease)	7,757,931	$140,861,583	3,345,503	$61,811,417
MM Select T. Rowe Price Retirement 2035 Fund Class M5
Sold	1,204,933	$24,158,897	1,902,709	$37,039,466
Issued as reinvestment of dividends	1,094,005	20,742,335	301,681	5,490,596
Redeemed	(6,523,298)	(117,265,391)	(1,303,922)	(24,929,714)
Net increase (decrease)	(4,224,360)	$(72,364,159)	900,468	$17,600,348
MM Select T. Rowe Price Retirement 2035 Fund Class M4
Sold	1,356,050	$26,524,700	2,258,492	$43,817,075
Issued as reinvestment of dividends	487,831	9,244,410	131,483	2,391,669
Redeemed	(1,427,261)	(28,515,312)	(980,018)	(19,013,027)
Net increase (decrease)	416,620	$7,253,798	1,409,957	$27,195,717
MM Select T. Rowe Price Retirement 2035 Fund Class M3
Sold	363,943	$7,070,653	638,967	$11,825,316
Issued as reinvestment of dividends	190,006	3,608,202	75,478	1,372,936
Redeemed	(361,003)	(6,877,006)	(2,031,739)	(39,232,693)
Net increase (decrease)	192,946	$3,801,849	(1,317,294)	$(26,034,441)
MM Select T. Rowe Price Retirement 2040 Fund Class I
Sold	13,971,538	$258,441,941	4,927,804	$95,246,646
Issued as reinvestment of dividends	1,844,301	36,056,081	501,325	9,279,529
Redeemed	(1,586,250)	(31,070,941)	(3,359,159)	(66,171,281)
Net increase (decrease)	14,229,589	$263,427,081	2,069,970	$38,354,894
MM Select T. Rowe Price Retirement 2040 Fund Class M5
Sold	3,360,942	$69,114,847	6,572,217	$124,438,168
Issued as reinvestment of dividends	2,732,688	53,396,718	613,121	11,348,863
Redeemed	(12,746,999)	(233,599,858)	(2,416,172)	(46,478,211)
Net increase (decrease)	(6,653,369)	$(111,088,293)	4,769,166	$89,308,820
MM Select T. Rowe Price Retirement 2040 Fund Class M4
Sold	1,710,092	$34,171,144	2,075,384	$40,928,370
Issued as reinvestment of dividends	844,992	16,502,684	363,456	6,713,026
Redeemed	(3,037,159)	(62,410,733)	(5,360,898)	(100,734,215)
Net increase (decrease)	(482,075)	$(11,736,905)	(2,922,058)	$(53,092,819)
MM Select T. Rowe Price Retirement 2040 Fund Class M3
Sold	555,071	$10,896,651	908,834	$17,290,393
Issued as reinvestment of dividends	354,201	6,931,706	103,356	1,914,156
Redeemed	(842,235)	(16,814,378)	(2,502,386)	(48,346,735)
Net increase (decrease)	67,037	$1,013,979	(1,490,196)	$(29,142,186)
MM Select T. Rowe Price Retirement 2045 Fund Class I
Sold	7,677,831	$144,460,680	3,867,260	$76,044,553
Issued as reinvestment of dividends	1,064,698	21,166,192	252,233	4,711,717
Redeemed	(854,086)	(16,957,108)	(1,604,391)	(32,349,847)
Net increase (decrease)	7,888,443	$148,669,764	2,515,102	$48,406,423

147

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2022		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
MM Select T. Rowe Price Retirement 2045 Fund Class M5
Sold	833,849	$17,308,370	1,461,159	$29,441,322
Issued as reinvestment of dividends	844,791	16,777,545	209,722	3,915,508
Redeemed	(6,559,694)	(121,753,366)	(679,177)	(13,399,447)
Net increase (decrease)	(4,881,054)	$(87,667,451)	991,704	$19,957,383
MM Select T. Rowe Price Retirement 2045 Fund Class M4
Sold	1,538,570	$31,484,449	1,528,719	$30,317,779
Issued as reinvestment of dividends	374,404	7,420,678	90,627	1,690,198
Redeemed	(798,529)	(16,355,635)	(893,982)	(17,644,416)
Net increase (decrease)	1,114,445	$22,549,492	725,364	$14,363,561
MM Select T. Rowe Price Retirement 2045 Fund Class M3
Sold	251,612	$5,042,699	524,290	$10,038,412
Issued as reinvestment of dividends	129,246	2,571,996	43,621	814,412
Redeemed	(251,269)	(5,145,557)	(1,687,466)	(33,012,679)
Net increase (decrease)	129,589	$2,469,138	(1,119,555)	$(22,159,855)
MM Select T. Rowe Price Retirement 2050 Fund Class I
Sold	8,770,295	$166,978,858	3,708,242	$72,939,736
Issued as reinvestment of dividends	1,034,578	20,743,294	276,039	5,153,642
Redeemed	(958,368)	(19,139,437)	(1,375,033)	(27,537,988)
Net increase (decrease)	8,846,505	$168,582,715	2,609,248	$50,555,390
MM Select T. Rowe Price Retirement 2050 Fund Class M5
Sold	2,159,455	$44,745,659	4,626,361	$89,309,701
Issued as reinvestment of dividends	1,590,415	31,856,014	417,762	7,799,608
Redeemed	(7,660,572)	(144,816,930)	(1,986,442)	(37,755,314)
Net increase (decrease)	(3,910,702)	$(68,215,257)	3,057,681	$59,353,995
MM Select T. Rowe Price Retirement 2050 Fund Class M4
Sold	1,835,807	$37,464,012	1,783,070	$35,187,896
Issued as reinvestment of dividends	516,154	10,328,244	219,310	4,085,747
Redeemed	(1,650,190)	(34,476,164)	(3,195,050)	(60,904,525)
Net increase (decrease)	701,771	$13,316,092	(1,192,670)	$(21,630,882)
MM Select T. Rowe Price Retirement 2050 Fund Class M3
Sold	351,238	$7,148,365	820,918	$15,631,320
Issued as reinvestment of dividends	213,368	4,275,899	65,421	1,220,747
Redeemed	(436,324)	(8,924,283)	(1,450,967)	(28,312,695)
Net increase (decrease)	128,282	$2,499,981	(564,628)	$(11,460,628)
MM Select T. Rowe Price Retirement 2055 Fund Class I
Sold	6,753,503	$126,912,372	1,970,847	$38,801,235
Issued as reinvestment of dividends	451,953	9,025,508	120,986	2,253,961
Redeemed	(437,794)	(8,892,992)	(776,180)	(15,616,399)
Net increase (decrease)	6,767,662	$127,044,888	1,315,653	$25,438,797
MM Select T. Rowe Price Retirement 2055 Fund Class M5
Sold	789,956	$16,474,250	1,494,776	$29,803,216
Issued as reinvestment of dividends	561,937	11,205,031	155,950	2,902,228
Redeemed	(5,928,303)	(110,270,645)	(610,625)	(11,871,458)
Net increase (decrease)	(4,576,410)	$(82,591,364)	1,040,101	$20,833,986

148

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2022		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
MM Select T. Rowe Price Retirement 2055 Fund Class M4
Sold	992,123	$20,251,012	845,856	$16,904,947
Issued as reinvestment of dividends	188,075	3,746,457	50,088	931,634
Redeemed	(443,869)	(9,373,161)	(484,615)	(9,532,136)
Net increase (decrease)	736,329	$14,624,308	411,329	$8,304,445
MM Select T. Rowe Price Retirement 2055 Fund Class M3
Sold	192,681	$3,848,656	442,031	$8,218,717
Issued as reinvestment of dividends	75,680	1,509,059	28,072	521,858
Redeemed	(114,674)	(2,322,842)	(797,050)	(15,602,549)
Net increase (decrease)	153,687	$3,034,873	(326,947)	$(6,861,974)
MM Select T. Rowe Price Retirement 2060 Fund Class I
Sold	844,731	$16,945,667	1,493,589	$29,764,354
Issued as reinvestment of dividends	235,469	4,688,197	49,706	924,535
Redeemed	(270,139)	(5,452,936)	(548,443)	(10,879,298)
Net increase (decrease)	810,061	$16,180,928	994,852	$19,809,591
MM Select T. Rowe Price Retirement 2060 Fund Class M5
Sold	564,067	$11,410,294	898,238	$17,720,639
Issued as reinvestment of dividends	143,748	2,856,276	25,355	471,099
Redeemed	(215,235)	(4,315,679)	(247,150)	(4,879,704)
Net increase (decrease)	492,580	$9,950,891	676,443	$13,312,034
MM Select T. Rowe Price Retirement 2060 Fund Class M4
Sold	477,960	$9,769,609	575,616	$11,433,668
Issued as reinvestment of dividends	79,541	1,576,504	20,830	386,399
Redeemed	(266,867)	(5,502,889)	(520,718)	(9,930,612)
Net increase (decrease)	290,634	$5,843,224	75,728	$1,889,455
MM Select T. Rowe Price Retirement 2060 Fund Class M3
Sold	100,389	$2,012,758	198,040	$3,731,566
Issued as reinvestment of dividends	23,830	472,782	9,098	168,503
Redeemed	(50,938)	(1,041,989)	(252,373)	(4,995,196)
Net increase (decrease)	73,281	$1,443,551	(45,235)	$(1,095,127)

Unless waived, purchases of Class A shares are subject to a front-end sales charge of up to 5.50% of the amount purchased. A portion of the front-end sales charge may be retained by the Distributor. The Distributor retained $13 for the MM RetireSMART by JPMorgan 2040 Fund during the period ended March 31, 2022.

Unless waived, redemptions of Class A shares made within 18 months of purchase from initial investments of $1 million or more are subject to a contingent deferred sales charge of 1.00% of the amount redeemed. The Distributor receives all contingent deferred sales charges. For the period ended March 31, 2022, no amounts have been retained by the Distributor.

With respect to Class A shares, the Distributor may pay an up-front concession to financial intermediaries through which sales are made as described in the Funds’ Prospectus.

149

Notes to Financial Statements (Unaudited) (Continued)

6. Federal Income Tax Information

At March 31, 2022, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
20/80 Allocation Fund	$198,278,623	$3,828,082	$(12,953,839)	$(9,125,757)
40/60 Allocation Fund	233,960,978	7,049,174	(13,743,576)	(6,694,402)
60/40 Allocation Fund	201,512,931	9,609,741	(8,969,383)	640,358
80/20 Allocation Fund	141,145,455	7,314,165	(4,822,823)	2,491,342
MM RetireSMART by JPMorgan In Retirement Fund	113,060,532	1,757,573	(6,416,515)	(4,658,942)
MM RetireSMART by JPMorgan 2020 Fund	222,283,429	4,073,837	(13,118,041)	(9,044,204)
MM RetireSMART by JPMorgan 2025 Fund	186,890,667	4,772,755	(11,765,942)	(6,993,187)
MM RetireSMART by JPMorgan 2030 Fund	393,132,903	15,834,006	(20,949,425)	(5,115,419)
MM RetireSMART by JPMorgan 2035 Fund	169,958,649	6,405,260	(8,007,028)	(1,601,768)
MM RetireSMART by JPMorgan 2040 Fund	284,416,340	11,787,609	(11,097,045)	690,564
MM RetireSMART by JPMorgan 2045 Fund	121,110,815	5,244,907	(4,470,951)	773,956
MM RetireSMART by JPMorgan 2050 Fund	195,014,121	8,229,506	(6,452,991)	1,776,515
MM RetireSMART by JPMorgan 2055 Fund	63,888,832	2,525,949	(2,522,465)	3,484
MM RetireSMART by JPMorgan 2060 Fund	22,138,261	763,703	(1,038,160)	(274,457)
MM Select T. Rowe Price Retirement Balanced Fund	200,618,587	3,329,073	(7,165,164)	(3,836,091)
MM Select T. Rowe Price Retirement 2005 Fund	29,632,273	316,563	(1,196,929)	(880,366)
MM Select T. Rowe Price Retirement 2010 Fund	142,035,754	3,580,096	(5,197,910)	(1,617,814)
MM Select T. Rowe Price Retirement 2015 Fund	150,615,257	4,065,097	(4,219,344)	(154,247)
MM Select T. Rowe Price Retirement 2020 Fund	701,015,006	29,986,659	(19,485,499)	10,501,160
MM Select T. Rowe Price Retirement 2025 Fund	680,230,617	28,359,738	(18,243,755)	10,115,983
MM Select T. Rowe Price Retirement 2030 Fund	1,492,476,018	117,589,664	(32,032,887)	85,556,777
MM Select T. Rowe Price Retirement 2035 Fund	724,658,581	51,528,382	(10,872,297)	40,656,085
MM Select T. Rowe Price Retirement 2040 Fund	1,244,621,733	121,218,422	(11,601,036)	109,617,386
MM Select T. Rowe Price Retirement 2045 Fund	555,082,950	41,556,162	(2,130,776)	39,425,386
MM Select T. Rowe Price Retirement 2050 Fund	848,188,130	76,238,065	(1,641,735)	74,596,330
MM Select T. Rowe Price Retirement 2055 Fund	332,027,215	20,533,310	(569,361)	19,963,949
MM Select T. Rowe Price Retirement 2060 Fund	134,092,619	1,168,787	(257,137)	911,650

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years, subject to the carryforward period limitations, where applicable. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act changed the capital loss carryforward rules as they relate to regulated investment companies. Capital losses generated in tax years beginning after the date of enactment may now be carried forward indefinitely, and retain the character of the original loss.

At September 30, 2021, for federal income tax purposes, there were no unused capital losses.

Generally accepted accounting principles in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

150

Notes to Financial Statements (Unaudited) (Continued)

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended September 30, 2021, was as follows:

	Ordinary Income	Long Term Capital Gain
20/80 Allocation Fund	$6,912,673	$3,835,241
40/60 Allocation Fund	6,528,736	5,057,277
60/40 Allocation Fund	5,152,629	3,111,437
80/20 Allocation Fund	2,329,878	4,366,908
MM RetireSMART by JPMorgan In Retirement Fund	6,142,449	4,776,823
MM RetireSMART by JPMorgan 2020 Fund	11,260,302	6,896,687
MM RetireSMART by JPMorgan 2025 Fund	8,314,627	8,191,787
MM RetireSMART by JPMorgan 2030 Fund	11,888,107	10,758,255
MM RetireSMART by JPMorgan 2035 Fund	4,345,039	4,608,372
MM RetireSMART by JPMorgan 2040 Fund	5,383,008	320,831
MM RetireSMART by JPMorgan 2045 Fund	2,178,218	3,540,149
MM RetireSMART by JPMorgan 2050 Fund	3,156,541	557,980
MM RetireSMART by JPMorgan 2055 Fund	985,575	2,570,924
MM RetireSMART by JPMorgan 2060 Fund	348,416	779,863
MM Select T. Rowe Price Retirement Balanced Fund	3,760,652	3,452,612
MM Select T. Rowe Price Retirement 2005 Fund	804,782	841,098
MM Select T. Rowe Price Retirement 2010 Fund	3,131,794	3,149,488
MM Select T. Rowe Price Retirement 2015 Fund	2,982,450	3,500,895
MM Select T. Rowe Price Retirement 2020 Fund	13,720,482	18,478,588
MM Select T. Rowe Price Retirement 2025 Fund	9,784,845	14,526,786
MM Select T. Rowe Price Retirement 2030 Fund	17,254,192	27,318,192
MM Select T. Rowe Price Retirement 2035 Fund	6,229,193	11,499,128
MM Select T. Rowe Price Retirement 2040 Fund	8,110,897	21,144,677
MM Select T. Rowe Price Retirement 2045 Fund	2,687,176	8,444,659
MM Select T. Rowe Price Retirement 2050 Fund	3,928,942	14,330,802
MM Select T. Rowe Price Retirement 2055 Fund	1,378,034	5,231,647
MM Select T. Rowe Price Retirement 2060 Fund	422,073	1,528,463

The following Fund(s) have elected to pass through the foreign tax credit for the year ended September 30, 2021:

Amount
20/80 Allocation Fund	$22,450
40/60 Allocation Fund	51,242
60/40 Allocation Fund	59,308
80/20 Allocation Fund	61,564
MM RetireSMART by JPMorgan In Retirement Fund	76,572
MM RetireSMART by JPMorgan 2020 Fund	150,102
MM RetireSMART by JPMorgan 2025 Fund	161,438
MM RetireSMART by JPMorgan 2030 Fund	349,841
MM RetireSMART by JPMorgan 2035 Fund	178,393
MM RetireSMART by JPMorgan 2040 Fund	291,978
MM RetireSMART by JPMorgan 2045 Fund	146,588
MM RetireSMART by JPMorgan 2050 Fund	195,581
MM RetireSMART by JPMorgan 2055 Fund	65,895
MM RetireSMART by JPMorgan 2060 Fund	19,612
MM Select T. Rowe Price Retirement Balanced Fund	53,737
MM Select T. Rowe Price Retirement 2005 Fund	10,071

151

Notes to Financial Statements (Unaudited) (Continued)

Amount
MM Select T. Rowe Price Retirement 2010 Fund	$50,070
MM Select T. Rowe Price Retirement 2015 Fund	54,791
MM Select T. Rowe Price Retirement 2020 Fund	319,003
MM Select T. Rowe Price Retirement 2025 Fund	308,475
MM Select T. Rowe Price Retirement 2030 Fund	762,527
MM Select T. Rowe Price Retirement 2035 Fund	360,047
MM Select T. Rowe Price Retirement 2040 Fund	712,862
MM Select T. Rowe Price Retirement 2045 Fund	296,589
MM Select T. Rowe Price Retirement 2050 Fund	466,991
MM Select T. Rowe Price Retirement 2055 Fund	162,304
MM Select T. Rowe Price Retirement 2060 Fund	47,681

Capital accounts within the financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At September 30, 2021, temporary book and tax accounting differences were primarily attributable to the deferral of wash sale losses, deferred Trustee compensation, and other temporary basis adjustments.

At September 30, 2021, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total
20/80 Allocation Fund	$156,143	$7,090,134	$(23,059)	$6,211,659	$13,434,877
40/60 Allocation Fund	175,577	11,698,488	(39,793)	10,611,707	22,445,979
60/40 Allocation Fund	1,682,698	17,607,220	(32,043)	12,672,891	31,930,766
80/20 Allocation Fund	—	11,655,620	(10,799)	10,481,073	22,125,894
MM RetireSMART by JPMorgan In Retirement Fund	3,829,080	9,074,749	(38,875)	4,776,586	17,641,540
MM RetireSMART by JPMorgan 2020 Fund	2,752,058	15,218,255	(66,775)	12,043,368	29,946,906
MM RetireSMART by JPMorgan 2025 Fund	1,382,489	15,783,252	(15,752)	11,726,544	28,876,533
MM RetireSMART by JPMorgan 2030 Fund	1,381,380	33,718,222	(62,927)	25,500,094	60,536,769
MM RetireSMART by JPMorgan 2035 Fund	389,071	19,031,089	(14,321)	13,399,058	32,804,897
MM RetireSMART by JPMorgan 2040 Fund	—	30,588,809	(38,363)	25,791,764	56,342,210
MM RetireSMART by JPMorgan 2045 Fund	171,873	16,761,758	(8,458)	11,359,506	28,284,679
MM RetireSMART by JPMorgan 2050 Fund	627,947	19,807,406	(30,740)	17,208,759	37,613,372
MM RetireSMART by JPMorgan 2055 Fund	83,623	6,381,118	(2,318)	5,306,629	11,769,052
MM RetireSMART by JPMorgan 2060 Fund	56,428	1,819,939	(671)	1,796,761	3,672,457
MM Select T. Rowe Price Retirement Balanced Fund	368,785	11,353,021	—	14,865,214	26,587,020
MM Select T. Rowe Price Retirement 2005 Fund	346,248	3,260,350	—	1,659,780	5,266,378
MM Select T. Rowe Price Retirement 2010 Fund	364,790	10,114,323	—	12,458,992	22,938,105
MM Select T. Rowe Price Retirement 2015 Fund	—	9,630,524	—	16,147,340	25,777,864
MM Select T. Rowe Price Retirement 2020 Fund	—	60,290,390	—	89,643,596	149,933,986
MM Select T. Rowe Price Retirement 2025 Fund	—	50,299,342	—	95,298,702	145,598,044
MM Select T. Rowe Price Retirement 2030 Fund	—	98,526,975	—	282,216,348	380,743,323
MM Select T. Rowe Price Retirement 2035 Fund	—	37,115,933	—	143,669,075	180,785,008
MM Select T. Rowe Price Retirement 2040 Fund	—	58,170,994	—	304,202,265	362,373,259
MM Select T. Rowe Price Retirement 2045 Fund	—	23,527,848	—	125,721,456	149,249,304
MM Select T. Rowe Price Retirement 2050 Fund	—	30,352,031	—	206,187,615	236,539,646

152

Notes to Financial Statements (Unaudited) (Continued)

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total
MM Select T. Rowe Price Retirement 2055 Fund	$—	$11,570,652	$—	$69,393,889	$80,964,541
MM Select T. Rowe Price Retirement 2060 Fund	—	4,318,461	—	19,703,013	24,021,474

The Funds did not have any unrecognized tax benefits at March 31, 2022, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended March 31, 2022, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.

7. Investment in Affiliated Issuers

A summary of the Funds’ transactions in the securities of affiliated issuers during the period ended March 31, 2022, was as follows:

	Beginning Value as of 9/30/21	Purchases	Sales	Change in Unrealized Appreciation/ (Depreciation)	Net Realized Gain (Loss)	Value as of 3/31/22	Number of Shares Held as of 3/31/22	Dividend Income	Realized Gains Distributions
20/80 Allocation Fund
Barings Global Floating Rate Fund, Class Y*	$1,559,442	$11,859	$(1,545,740)	$(25,561)	$—	$—	—	$10,474	$—
MassMutual Blue Chip Growth Fund, Class I	3,483,144	2,377,261	(457,903)	(892,946)	46,987	4,556,543	176,064	—	647,438
MassMutual Core Bond Fund, Class I	34,993,204	3,274,804	(3,804,023)	(3,559,257)	93,903	30,998,631	3,036,105	809,727	526,742
MassMutual Diversified Value Fund, Class I	2,709,426	441,354	(159,864)	(135,787)	37,453	2,892,582	223,365	51,803	292,242
MassMutual Equity Opportunities Fund, Class I	3,997,912	691,059	(288,956)	(140,966)	21,370	4,280,419	218,835	50,516	439,769
MassMutual Fundamental Value Fund, Class I	3,237,834	538,724	(274,591)	(107,752)	5,036	3,399,251	336,227	23,736	377,169
MassMutual Global Floating Rate Fund, Class I	—	1,555,877	1	(1,678)	—	1,554,200	167,659	4,998	—
MassMutual Global Floating Rate Fund, Class Y	—	12,690	(9,606)	(12)	491	3,563	385	12,700	—
MassMutual Growth Opportunities Fund, Class I	1,450,735	359,590	(75,150)	(606,341)	(5,415)	1,123,419	163,288	—	318,405
MassMutual High Yield Fund, Class I	1,290,445	133,579	(88,107)	(120,814)	(2,878)	1,212,225	143,289	90,849	—
MassMutual Inflation-Protected and Income Fund, Class I	6,106,746	625,827	(2,122,466)	(608,295)	106,299	4,108,111	390,505	106,528	326,055
MassMutual International Equity Fund, Class I	767,125	181,093	(146,184)	(44,780)	(60,292)	696,962	80,019	15,837	78,549
MassMutual Mid Cap Growth Fund, Class I	1,472,740	323,459	(78,156)	(397,590)	3,728	1,324,181	56,759	—	280,626
MassMutual Mid-Cap Value Fund, Class I	2,267,697	584,967	(78,155)	(361,397)	11,380	2,424,492	191,811	23,255	518,879

153

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/21	Purchases	Sales	Change in Unrealized Appreciation/ (Depreciation)	Net Realized Gain (Loss)	Value as of 3/31/22	Number of Shares Held as of 3/31/22	Dividend Income	Realized Gains Distributions
20/80 Allocation Fund (Continued)
MassMutual Overseas Fund, Class I	$2,736,115	$1,994,747	$(446,859)	$(434,247)	$66,525	$3,916,281	441,520	$38,658	$224,021
MassMutual Short-Duration Bond Fund, Class I	40,778,792	2,201,338	(1,646,691)	(3,380,113)	(139,847)	37,813,479	4,092,368	1,155,965	—
MassMutual Small Cap Growth Equity Fund, Class I	265,439	69,480	(23,004)	(79,748)	1,440	233,607	15,615	—	56,937
MassMutual Small Cap Value Equity Fund, Class I	873,974	233,692	(46,007)	(161,810)	(491)	899,358	85,006	—	208,607
MassMutual Strategic Bond Fund, Class I	25,626,277	3,114,400	(3,174,403)	(3,131,503)	46,461	22,481,232	2,341,795	1,017,428	479,459
MassMutual Strategic Emerging Markets Fund, Class I	1,263,154	222,814	(98,572)	(402,163)	(7,084)	978,149	94,782	16,964	154,657
MassMutual Total Return Bond Fund, Class I	37,143,911	2,950,474	(4,744,165)	(3,019,687)	112,883	32,443,416	3,451,427	613,046	72,910
MM Equity Asset Fund, Class I	10,432,793	2,822,430	(1,219,694)	(1,589,720)	124,427	10,570,236	1,209,409	129,740	2,080,521
	$182,456,905	$24,721,518	$(20,528,295)	$(19,202,167)	$462,376	$167,910,337		$4,172,224	$7,082,986
40/60 Allocation Fund
Barings Global Floating Rate Fund, Class Y*	$2,129,513	$16,194	$(2,109,642)	$(36,065)	$—	$—	—	$14,303	$—
MassMutual Blue Chip Growth Fund, Class I	8,376,584	4,391,509	(912,222)	(2,348,816)	107,227	9,614,282	371,495	—	1,668,598
MassMutual Core Bond Fund, Class I	26,555,894	5,824,467	(2,826,317)	(2,784,015)	(67,495)	26,702,534	2,615,331	662,371	430,884
MassMutual Diversified Value Fund, Class I	5,397,509	1,476,265	(354,869)	(318,279)	82,881	6,283,507	485,213	109,498	617,731
MassMutual Equity Opportunities Fund, Class I	8,630,146	2,739,282	(695,479)	(497,397)	160,563	10,337,115	528,482	118,122	1,028,315
MassMutual Fundamental Value Fund, Class I	6,732,322	1,760,933	(547,034)	(251,514)	(772)	7,693,935	761,022	51,964	825,706
MassMutual Global Floating Rate Fund, Class I	—	2,124,645	—	(2,291)	—	2,122,354	228,949	6,825	—
MassMutual Global Floating Rate Fund, Class Y	—	12,447	(14,277)	—	1,830	—	—	17,329	—
MassMutual Growth Opportunities Fund, Class I	2,944,392	986,276	(152,255)	(1,274,254)	(37,143)	2,467,016	358,578	—	676,784
MassMutual High Yield Fund, Class I	1,466,621	238,004	(66,954)	(147,815)	(317)	1,489,539	176,068	108,452	—
MassMutual Inflation-Protected and Income Fund, Class I	3,832,941	833,895	(1,467,817)	(344,762)	2,619	2,856,876	271,566	71,125	217,695
MassMutual International Equity Fund, Class I	1,683,708	892,794	(306,418)	(187,825)	(100,099)	1,982,160	227,573	40,664	201,679
MassMutual Mid Cap Growth Fund, Class I	2,439,138	814,303	(158,346)	(716,948)	14,537	2,392,684	102,558	—	492,432
MassMutual Mid Cap Value Fund, Class I	4,019,697	1,317,876	(158,346)	(689,757)	35,600	4,525,070	357,996	42,723	953,282
MassMutual Overseas Fund, Class I	5,388,214	3,370,760	(912,983)	(981,226)	137,597	7,002,362	789,443	85,215	493,814
MassMutual Short-Duration Bond Fund, Class I	26,476,282	4,132,717	(1,485,131)	(2,352,594)	(68,654)	26,702,620	2,889,894	799,560	—
MassMutual Small Cap Growth Equity Fund, Class I	597,449	230,228	(48,212)	(196,268)	3,485	586,682	39,217	—	136,481

154

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/21	Purchases	Sales	Change in Unrealized Appreciation/ (Depreciation)	Net Realized Gain (Loss)	Value as of 3/31/22	Number of Shares Held as of 3/31/22	Dividend Income	Realized Gains Distributions
40/60 Allocation Fund (Continued)
MassMutual Small Cap Value Equity Fund, Class I	$2,242,617	$738,653	$(90,814)	$(441,034)	$(111)	$2,449,311	231,504	$—	$553,977
MassMutual Strategic Bond Fund, Class I	23,119,765	5,395,149	(2,354,824)	(2,874,028)	(140,595)	23,145,467	2,410,986	987,740	465,469
MassMutual Strategic Emerging Markets Fund, Class I	1,944,067	623,172	(201,393)	(672,848)	(11,223)	1,681,775	162,963	27,981	255,103
MassMutual Total Return Bond Fund, Class I	33,433,186	6,183,468	(3,897,810)	(2,658,808)	(176,027)	32,884,009	3,498,299	592,515	70,468
MM Equity Asset Fund, Class I	23,108,280	9,152,214	(2,429,850)	(3,946,159)	339,082	26,223,567	3,000,408	306,931	4,921,951
	$190,518,325	$53,255,251	$(21,190,993)	$(23,722,703)	$282,985	$199,142,865		$4,043,318	$14,010,369
60/40 Allocation Fund
Barings Global Floating Rate Fund, Class Y*	$3,636,669	$27,655	$(3,607,223)	$(57,101)	$—	$—	—	$24,425	$—
MassMutual Blue Chip Growth Fund, Class I	11,813,796	3,902,077	(1,703,952)	(3,122,196)	378,809	11,268,534	435,415	—	2,110,494
MassMutual Core Bond Fund, Class I	17,508,095	1,424,789	(2,163,805)	(1,613,545)	(61,371)	15,094,163	1,478,371	388,855	252,957
MassMutual Diversified Value Fund, Class I	8,517,510	1,075,800	(822,346)	(391,217)	117,915	8,497,662	656,190	154,829	873,467
MassMutual Equity Opportunities Fund , Class I	14,092,888	1,725,757	(1,665,053)	(744,027)	388,085	13,797,650	705,401	167,055	1,454,297
MassMutual Fundamental Value Fund, Class I	9,805,210	1,593,714	(1,021,544)	(334,882)	54,217	10,096,715	998,686	69,812	1,109,288
MassMutual Global Floating Rate Fund, Class I	—	3,628,355	1	(3,913)	—	3,624,443	390,986	11,656	—
MassMutual Global Floating Rate Fund, Class Y	—	21,257	(19,894)	—	(1,363)	—	—	29,593	—
MassMutual Growth Opportunities Fund, Class I	3,995,702	877,557	(329,336)	(1,623,721)	9,913	2,930,115	425,889	—	842,115
MassMutual High Yield Fund, Class I	3,883,987	263,698	(59,910)	(373,428)	659	3,715,006	439,126	273,167	—
MassMutual Inflation-Protected and Income Fund, Class I	1,990,383	156,766	(731,074)	(158,974)	7,616	1,264,717	120,220	32,646	99,924
MassMutual International Equity Fund, Class I	3,231,405	427,243	(505,862)	(241,484)	(161,358)	2,749,944	315,723	61,387	304,457
MassMutual Mid Cap Growth Fund, Class I	4,047,813	783,091	(325,050)	(1,098,876)	65,547	3,472,525	148,844	—	741,268
MassMutual Mid-Cap Value Fund, Class I	4,894,347	1,174,156	(325,051)	(803,630)	79,103	5,018,925	397,067	48,571	1,083,761
MassMutual Overseas Fund, Class I	6,369,737	2,112,496	(1,249,259)	(947,695)	177,928	6,463,207	728,659	84,368	488,905
MassMutual Short-Duration Bond Fund, Class I	14,351,051	442,926	(1,415,624)	(1,105,630)	(58,928)	12,213,795	1,321,839	386,192	—
MassMutual Small Cap Growth Equity Fund, Class I	1,299,312	288,396	(97,450)	(389,383)	18,823	1,119,698	74,846	—	270,294
MassMutual Small Cap Value Equity Fund, Class I	3,948,706	959,882	(193,802)	(737,937)	23,634	4,000,483	378,117	—	923,880
MassMutual Strategic Bond Fund, Class I	11,149,866	1,269,633	(1,804,352)	(1,176,761)	(99,455)	9,338,931	972,805	419,185	197,539
MassMutual Strategic Emerging Markets Fund, Class I	775,023	178,088	(240,547)	(233,777)	15,816	494,603	47,927	9,243	84,271

155

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/21	Purchases	Sales	Change in Unrealized Appreciation/ (Depreciation)	Net Realized Gain (Loss)	Value as of 3/31/22	Number of Shares Held as of 3/31/22	Dividend Income	Realized Gains Distributions
60/40 Allocation Fund (Continued)
MassMutual Total Return Bond Fund, Class I	$21,917,982	$1,303,349	$(3,623,258)	$(1,501,426)	$(172,986)	$17,923,661	1,906,772	$348,817	$41,485
MM Equity Asset Fund, Class I	42,281,088	10,562,879	(4,542,494)	(6,688,241)	1,035,188	42,648,420	4,879,682	511,810	8,207,407
	$189,510,570	$34,199,564	$(26,446,885)	$(23,347,844)	$1,817,792	$175,733,197		$3,021,611	$19,085,809
80/20 Allocation Fund
Barings Global Floating Rate Fund, Class Y*	$2,919,474	$22,201	$(2,895,513)	$(46,162)	$—	$—	—	$19,571	$—
MassMutual Blue Chip Growth Fund, Class I	10,463,108	4,178,307	(1,560,752)	(2,795,698)	348,862	10,633,827	410,890	—	1,888,811
MassMutual Core Bond Fund, Class I	5,553,330	699,681	(1,033,796)	(493,046)	(26,277)	4,699,892	460,322	122,946	79,978
MassMutual Diversified Value Fund, Class I	6,101,531	959,699	(697,034)	(376,871)	173,227	6,160,552	475,718	111,719	630,262
MassMutual Equity Opportunities Fund, Class I	9,751,065	1,529,310	(1,352,957)	(503,168)	254,949	9,679,199	494,847	116,455	1,013,808
MassMutual Fundamental Value Fund, Class I	7,582,006	1,388,939	(937,220)	(275,517)	49,941	7,808,149	772,319	54,166	860,687
MassMutual Global Floating Rate Fund, Class I	—	2,912,800	—	(3,141)	—	2,909,659	313,879	9,357	—
MassMutual Global Floating Rate Fund, Class Y	—	17,064	(16,291)	—	(773)	—	—	23,757	—
MassMutual Growth Opportunities Fund, Class I	3,282,271	811,888	(291,880)	(1,298,456)	(36,292)	2,467,531	358,653	—	699,260
MassMutual High Yield Fund, Class I	3,302,143	228,451	(26,583)	(318,633)	185	3,185,563	376,544	233,357	—
MassMutual Inflation-Protected and Income Fund, Class I	625,407	76,079	(304,066)	(50,388)	3,030	350,062	33,276	10,315	31,573
MassMutual International Equity Fund, Class I	2,297,789	470,625	(586,774)	(76,022)	(204,747)	1,900,871	218,240	43,353	215,015
MassMutual Mid Cap Growth Fund, Class I	4,294,852	909,599	(301,728)	(1,199,394)	84,410	3,787,739	162,355	—	799,735
MassMutual Mid-Cap Value Fund, Class I	4,208,767	1,081,347	(288,931)	(701,422)	68,125	4,367,886	345,561	42,220	942,062
MassMutual Overseas Fund, Class I	7,760,610	2,958,141	(1,587,656)	(1,153,442)	196,093	8,173,746	921,505	104,469	605,382
MassMutual Short-Duration Bond Fund, Class I	6,637,743	360,285	(609,827)	(529,163)	(17,004)	5,842,034	632,255	180,642	—
MassMutual Small Cap Growth Equity Fund, Class I	1,356,496	319,253	(87,736)	(410,017)	18,886	1,196,882	80,005	—	284,996
MassMutual Small Cap Value Equity Fund, Class I	3,175,407	813,738	(171,907)	(585,458)	8,106	3,239,886	306,227	—	745,223
MassMutual Strategic Bond Fund, Class I	4,073,596	640,613	(864,248)	(413,547)	(46,044)	3,390,370	353,164	153,152	72,173
MassMutual Strategic Emerging Markets Fund, Class I	3,424,859	619,713	(350,013)	(1,072,312)	(10,159)	2,612,088	253,109	44,949	409,797
MassMutual Total Return Bond Fund, Class I	8,822,195	738,555	(3,708,687)	(379,435)	(295,069)	5,177,559	550,804	140,992	16,768
MM Equity Asset Fund, Class I	32,928,612	8,917,722	(4,156,034)	(5,258,701)	831,422	33,263,021	3,805,838	400,059	6,415,365
	$128,561,261	$30,654,010	$(21,829,633)	(17,939,993)	$1,400,871	$120,846,516		$1,811,479	$15,710,895

156

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/21	Purchases	Sales	Change in Unrealized Appreciation/ (Depreciation)	Net Realized Gain (Loss)	Value as of 3/31/22	Number of Shares Held as of 3/31/22	Dividend Income	Realized Gains Distributions
MM RetireSMART by JPMorgan In Retirement Fund
Barings Global Floating Rate Fund, Class Y*	$1,464,503	$11,087	$(1,420,762)	$(55,143)	$315	$—	—	$11,087	$—
MassMutual Blue Chip Growth Fund, Class I	1,778,027	1,003,654	(306,797)	(505,900)	105,096	2,074,080	80,142	—	312,217
MassMutual Core Bond Fund, Class I	22,877,013	5,689,290	(4,162,616)	(1,998,288)	(84,078)	22,321,321	2,186,221	492,849	320,607
MassMutual Diversified Value Fund, Class I	1,931,872	591,803	(327,286)	(186,640)	116,686	2,126,435	164,204	36,135	203,854
MassMutual Equity Opportunities Fund, Class I	2,816,597	887,417	(480,553)	(223,744)	149,835	3,149,552	161,020	34,532	300,622
MassMutual Fundamental Value Fund, Class I	1,761,881	578,849	(340,169)	(177,139)	124,277	1,947,699	192,651	12,550	199,424
MassMutual Global Floating Rate Fund, Class I	—	1,328,558	(156,978)	(1,261)	(1,883)	1,168,436	126,045	4,032	—
MassMutual Global Floating Rate Fund, Class Y	—	8,331	(41,340)	—	33,009	—	—	11,390	—
MassMutual Growth Opportunities Fund, Class I	538,449	395,761	(74,625)	(227,148)	8,126	640,563	93,105	—	112,760
MassMutual High Yield Fund, Class I	12,606,632	1,576,866	(4,314,569)	(1,349,353)	258,395	8,777,971	1,037,585	794,645	—
MassMutual Inflation-Protected and Income Fund, Class I	8,797,706	1,362,270	(1,704,652)	(736,166)	53,605	7,772,763	738,856	144,241	441,485
MassMutual International Equity Fund, Class I	1,838,547	522,045	(700,987)	(221,867)	(32,544)	1,405,194	161,331	37,634	186,650
MassMutual Mid Cap Growth Fund, Class I	806,815	387,844	(149,511)	(245,337)	55,617	855,428	36,666	—	137,299
MassMutual Mid-Cap Value Fund, Class I	798,961	276,990	(138,416)	(151,782)	40,933	826,686	65,402	7,544	168,335
MassMutual Overseas Fund, Class I	4,911,840	1,377,857	(1,810,486)	(931,581)	293,937	3,841,567	433,097	67,656	392,058
MassMutual Small Cap Growth Equity Fund, Class I	459,540	421,875	(163,216)	(155,199)	(26,157)	536,843	35,885	—	119,781
MassMutual Small Cap Value Equity Fund, Class I	611,330	476,419	(250,805)	(196,124)	43,144	683,964	64,647	—	178,892
MassMutual Strategic Bond Fund, Class I	7,695,134	2,115,988	(1,393,234)	(831,121)	(20,611)	7,566,156	788,141	284,660	134,145
MassMutual Strategic Emerging Markets Fund, Class I	2,478,194	972,880	(426,491)	(770,471)	17,582	2,271,694	220,125	30,363	276,810
MassMutual Total Return Bond Fund, Class I	7,695,134	1,736,435	(1,381,521)	(521,921)	(33,117)	7,495,010	797,341	118,460	14,089
MM Equity Asset Fund, Class I	8,830,242	3,963,985	(1,668,455)	(1,634,434)	524,902	10,016,240	1,146,023	103,705	1,663,013
	$90,698,417	$25,686,204	$(21,413,469)	$(11,120,619)	$1,627,069	$85,477,602		$2,191,483	$5,162,041
MM RetireSMART by JPMorgan 2020 Fund
Barings Global Floating Rate Fund, Class Y*	$3,366,161	$24,979	$(3,311,648)	$(83,170)	$3,678	$—	—	$24,980	$—
MassMutual Blue Chip Growth Fund, Class I	4,067,993	2,052,469	(1,205,095)	(1,244,237)	388,162	4,059,292	156,851	—	680,539
MassMutual Core Bond Fund, Class I	52,339,321	10,473,201	(14,955,271)	(4,213,710)	(227,842)	43,415,699	4,252,272	1,072,994	698,001
MassMutual Diversified Value Fund, Class I	4,426,230	921,903	(1,032,932)	(548,324)	408,865	4,175,742	322,451	79,015	445,764

157

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/21	Purchases	Sales	Change in Unrealized Appreciation/ (Depreciation)	Net Realized Gain (Loss)	Value as of 3/31/22	Number of Shares Held as of 3/31/22	Dividend Income	Realized Gains Distributions
MM RetireSMART by JPMorgan 2020 Fund (Continued)
MassMutual Equity Opportunities Fund, Class I	$6,453,314	$1,393,188	$(1,512,278)	$(306,756)	$160,480	$6,187,948	316,357	$75,675	$658,791
MassMutual Fundamental Value Fund, Class I	4,030,871	1,114,929	(1,239,861)	(563,917)	460,137	3,802,159	376,079	27,347	434,533
MassMutual Global Floating Rate Fund, Class I	—	2,797,739	(339,488)	(2,647)	(4,072)	2,451,532	264,459	8,478	—
MassMutual Global Floating Rate Fund, Class Y	—	17,991	(50,893)	—	32,902	—	—	24,434	—
MassMutual Growth Opportunities Fund, Class I	1,233,777	767,654	(259,674)	(535,139)	63,153	1,269,771	184,560	—	246,815
MassMutual High Yield Fund, Class I	28,885,751	2,216,744	(11,556,906)	(2,482,482)	133,220	17,196,327	2,032,663	1,730,142	—
MassMutual Inflation-Protected and Income Fund, Class I	20,158,305	1,924,313	(5,462,410)	(1,775,127)	334,762	15,179,843	1,442,951	315,306	965,072
MassMutual International Equity Fund, Class I	4,210,086	960,778	(1,890,697)	(349,098)	(189,602)	2,741,467	314,749	82,358	408,466
MassMutual Mid Cap Growth Fund, Class I	1,848,585	713,015	(467,951)	(524,949)	120,964	1,689,664	72,425	—	300,348
MassMutual Mid-Cap Value Fund, Class I	1,830,512	472,161	(436,223)	(390,194)	151,916	1,628,172	128,811	16,498	368,104
MassMutual Overseas Fund, Class I	11,230,700	2,912,314	(5,400,917)	(2,315,668)	979,471	7,405,900	834,938	147,507	854,787
MassMutual Small Cap Growth Equity Fund, Class I	1,052,879	846,074	(449,955)	(367,385)	(19,128)	1,062,485	71,022	—	262,120
MassMutual Small Cap Value Equity Fund, Class I	1,400,643	936,281	(663,731)	(455,676)	130,836	1,348,353	127,444	—	391,289
MassMutual Strategic Bond Fund, Class I	17,605,362	3,959,245	(5,019,167)	(1,693,558)	(131,083)	14,720,799	1,533,417	619,976	292,162
MassMutual Strategic Emerging Markets Fund, Class I	5,674,990	1,675,946	(1,306,937)	(1,795,473)	177,009	4,425,535	428,831	66,479	606,086
MassMutual Total Return Bond Fund, Class I	17,605,362	3,161,851	(5,013,257)	(1,072,357)	(104,688)	14,576,911	1,550,735	257,996	30,684
MM Equity Asset Fund, Class I	20,202,269	7,988,405	(6,274,823)	(4,221,064)	1,874,469	19,569,256	2,239,045	225,968	3,623,638
	$207,623,111	$47,331,180	$(67,850,114)	$(24,940,931)	$4,743,609	$166,906,855		$4,775,153	$11,267,199
MM RetireSMART by JPMorgan 2025 Fund
Barings Global Floating Rate Fund, Class Y*	$2,057,828	$28,022	$(2,026,349)	$(59,501)	$—	$—	—	$15,687	$—
MassMutual Blue Chip Growth Fund, Class I	4,554,999	2,086,557	(948,735)	(1,316,856)	270,470	4,646,435	179,538	—	801,532
MassMutual Core Bond Fund, Class I	36,738,296	8,223,871	(7,623,198)	(3,273,362)	(123,622)	33,941,985	3,324,386	808,233	525,770
MassMutual Diversified Value Fund, Class I	4,944,685	943,815	(958,313)	(551,116)	363,883	4,742,954	366,251	93,050	524,944
MassMutual Equity Opportunities Fund, Class I	7,204,736	1,309,388	(1,252,246)	(298,721)	85,669	7,048,826	360,369	89,131	775,932
MassMutual Fundamental Value Fund, Class I	4,513,424	982,942	(1,010,300)	(521,947)	377,171	4,341,290	429,406	32,220	511,978
MassMutual Global Floating Rate Fund, Class I	—	1,866,164	(110,216)	(1,892)	(1,322)	1,752,734	189,076	5,829	—
MassMutual Global Floating Rate Fund, Class Y	—	16,139	(40,681)	(14)	28,839	4,283	463	16,151	—

158

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/21	Purchases	Sales	Change in Unrealized Appreciation/ (Depreciation)	Net Realized Gain (Loss)	Value as of 3/31/22	Number of Shares Held as of 3/31/22	Dividend Income	Realized Gains Distributions
MM RetireSMART by JPMorgan 2025 Fund (Continued)
MassMutual Growth Opportunities Fund, Class I	$1,377,094	$836,794	$(195,417)	$(603,473)	$33,691	$1,448,689	210,565	$—	$290,017
MassMutual High Yield Fund, Class I	16,722,405	1,482,972	(6,028,946)	(1,698,883)	252,453	10,730,001	1,268,322	1,054,388	—
MassMutual Inflation-Protected and Income Fund, Class I	6,155,961	849,377	(966,265)	(519,005)	30,019	5,550,087	527,575	103,733	317,499
MassMutual International Equity Fund, Class I	4,686,905	1,086,663	(1,736,680)	(414,577)	(239,601)	3,382,710	388,371	96,616	479,179
MassMutual Mid Cap Growth Fund, Class I	2,097,235	770,499	(375,800)	(568,222)	53,897	1,977,609	84,767	—	366,906
MassMutual Mid-Cap Value Fund, Class I	2,077,797	537,982	(409,311)	(429,170)	124,825	1,902,123	150,484	20,097	448,413
MassMutual Overseas Fund, Class I	12,525,152	3,043,512	(4,727,705)	(2,460,621)	815,517	9,195,855	1,036,737	173,614	1,006,069
MassMutual Small Cap Growth Equity Fund, Class I	1,192,746	853,986	(390,278)	(411,939)	(20,995)	1,223,520	81,786	—	291,542
MassMutual Small Cap Value Equity Fund, Class I	1,582,634	927,784	(599,963)	(477,676)	115,832	1,548,611	146,372	—	433,635
MassMutual Strategic Bond Fund, Class I	12,365,444	3,081,436	(2,555,132)	(1,317,970)	(74,852)	11,498,926	1,197,805	466,984	220,064
MassMutual Strategic Emerging Markets Fund, Class I	6,471,157	2,093,134	(1,037,665)	(2,144,394)	110,133	5,492,365	532,206	81,586	743,818
MassMutual Total Return Bond Fund, Class I	12,365,444	2,459,546	(2,535,883)	(800,171)	(102,989)	11,385,947	1,211,271	194,332	23,112
MM Equity Asset Fund, Class I	22,626,948	7,702,930	(5,057,818)	(4,500,890)	1,589,218	22,360,388	2,558,397	266,574	4,274,764
	$162,260,890	$41,183,513	$(40,586,901)	$(22,370,400)	$3,688,236	$144,175,338		$3,518,225	$12,035,174
MM RetireSMART by JPMorgan 2030 Fund
MassMutual Blue Chip Growth Fund, Class I	$11,833,758	$5,395,460	$(2,052,666)	$(3,249,767)	$455,017	$12,381,802	478,431	$—	$2,152,778
MassMutual Core Bond Fund, Class I	61,141,813	15,795,083	(11,387,905)	(5,487,495)	(256,517)	59,804,979	5,857,491	1,380,773	898,217
MassMutual Diversified Value Fund, Class I	12,861,927	2,561,488	(2,388,420)	(795,637)	285,769	12,525,127	967,191	248,812	1,403,668
MassMutual Equity Opportunities Fund, Class I	18,756,945	3,692,956	(3,312,240)	(843,580)	262,260	18,556,341	948,688	237,642	2,068,800
MassMutual Fundamental Value Fund, Class I	11,724,657	2,649,482	(2,404,873)	(1,293,540)	897,827	11,573,553	1,144,763	86,509	1,374,612
MassMutual Growth Opportunities Fund, Class I	3,591,139	2,197,326	(449,817)	(1,556,303)	49,010	3,831,355	556,883	—	775,048
MassMutual High Yield Fund, Class I	29,983,563	2,774,167	(11,202,624)	(2,938,586)	328,432	18,944,952	2,239,356	1,915,323	—
MassMutual International Equity Fund, Class I	12,179,451	2,909,395	(4,091,590)	(1,130,153)	(595,635)	9,271,468	1,064,462	258,435	1,281,748
MassMutual Mid Cap Growth Fund, Class I	5,485,186	2,057,228	(872,046)	(1,623,562)	240,057	5,286,863	226,612	—	992,270
MassMutual Mid-Cap Value Fund, Class I	5,434,357	1,475,844	(1,008,140)	(893,182)	62,968	5,071,847	401,254	54,487	1,215,772
MassMutual Overseas Fund, Class I	35,777,659	9,195,426	(14,495,016)	(8,369,898)	3,485,853	25,594,024	2,885,459	521,867	3,024,157
MassMutual Premier Inflation-Protected and Income Fund, Class I	—	745,260	(13,127)	(4,848)	(87)	727,198	69,125	—	—

159

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/21	Purchases	Sales	Change in Unrealized Appreciation/ (Depreciation)	Net Realized Gain (Loss)	Value as of 3/31/22	Number of Shares Held as of 3/31/22	Dividend Income	Realized Gains Distributions
MM RetireSMART by JPMorgan 2030 Fund (Continued)
MassMutual Small Cap Growth Equity Fund, Class I	$3,126,114	$2,059,310	$(812,751)	$(1,154,569)	$55,664	$3,273,768	218,835	$—	$755,469
MassMutual Small Cap Value Equity Fund, Class I	4,158,561	2,224,741	(1,302,637)	(1,193,786)	266,954	4,153,833	392,612	—	1,128,220
MassMutual Strategic Bond Fund, Class I	20,588,259	5,846,893	(3,812,500)	(2,226,373)	(131,738)	20,264,541	2,110,890	798,882	376,470
MassMutual Strategic Emerging Markets Fund, Class I	16,990,386	6,099,235	(2,425,927)	(5,484,509)	220	15,179,405	1,470,873	223,253	2,035,382
MassMutual Total Return Bond Fund, Class I	20,588,259	4,789,753	(3,780,837)	(1,444,866)	(79,279)	20,073,030	2,135,429	332,431	39,536
MM Equity Asset Fund, Class I	58,860,073	20,055,610	(11,501,097)	(9,514,008)	1,674,786	59,575,364	6,816,403	714,694	11,460,870
	$333,082,107	$92,524,657	$(77,314,213)	$(49,204,662)	$7,001,561	$306,089,450		$6,773,108	$30,983,017
MM RetireSMART by JPMorgan 2035 Fund
MassMutual Blue Chip Growth Fund, Class I	$9,659,995	$4,251,404	$(2,275,311)	$(2,504,585)	$328,170	$9,459,673	365,521	$—	$1,691,458
MassMutual Core Bond Fund, Class I	6,254,943	2,714,734	(1,483,524)	(568,871)	(45,349)	6,871,933	673,059	148,560	96,640
MassMutual Diversified Value Fund, Class I	6,369,167	1,095,273	(1,442,684)	(404,339)	174,799	5,792,216	447,275	118,198	666,814
MassMutual Equity Opportunities Fund, Class I	6,383,644	1,100,453	(1,406,322)	(288,450)	113,632	5,902,957	301,787	77,586	675,425
MassMutual Fundamental Value Fund, Class I	6,377,513	1,312,529	(1,612,017)	(675,404)	482,569	5,885,190	582,116	45,349	720,588
MassMutual Growth Opportunities Fund, Class I	3,261,242	1,886,312	(585,846)	(1,320,550)	7,251	3,248,409	472,152	—	675,169
MassMutual High Yield Fund, Class I	10,349,549	839,048	(4,811,776)	(977,978)	109,809	5,508,652	651,141	632,169	—
MassMutual International Equity Fund, Class I	8,922,230	1,741,899	(3,098,070)	(580,826)	(605,121)	6,380,112	732,504	179,010	887,828
MassMutual Mid Cap Growth Fund, Class I	2,937,680	1,053,307	(551,927)	(843,359)	110,293	2,705,994	115,988	—	524,093
MassMutual Mid-Cap Value Fund, Class I	2,910,387	793,542	(666,747)	(465,267)	27,562	2,599,477	205,655	28,784	642,292
MassMutual Overseas Fund, Class I	23,599,269	4,633,395	(9,092,948)	(5,172,328)	2,267,710	16,235,098	1,830,338	320,844	1,859,252
MassMutual Small Cap Growth Equity Fund, Class I	1,676,740	1,025,912	(470,607)	(562,820)	1,684	1,670,909	111,692	—	387,240
MassMutual Small Cap Value Equity Fund, Class I	2,219,180	1,091,470	(724,482)	(616,328)	144,590	2,114,430	199,852	—	578,777
MassMutual Strategic Bond Fund, Class I	11,737,204	5,402,255	(2,771,593)	(1,261,754)	(138,693)	12,967,419	1,350,773	477,482	225,011
MassMutual Strategic Emerging Markets Fund, Class I	4,894,612	1,829,109	(920,369)	(1,600,945)	55,909	4,258,316	412,628	63,028	574,623
MassMutual Total Return Bond Fund, Class I	11,737,204	4,793,653	(2,773,937)	(737,592)	(171,200)	12,848,128	1,366,822	198,759	23,639
MM Equity Asset Fund, Class I	31,981,431	10,584,162	(8,237,131)	(5,168,544)	1,166,571	30,326,489	3,469,850	374,638	6,007,699
	$151,271,990	$46,148,457	$(42,925,291)	$(23,749,940)	$4,030,186	$134,775,402		$2,664,407	$16,236,548
MM RetireSMART by JPMorgan 2040 Fund
MassMutual Blue Chip Growth Fund, Class I	$17,425,443	$7,471,656	$(3,131,872)	$(4,560,664)	$596,161	$17,800,724	687,818	$—	$3,076,706
MassMutual Core Bond Fund, Class I	5,249,146	3,700,262	(1,025,452)	(484,246)	(32,818)	7,406,892	725,455	125,474	81,623

160

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/21	Purchases	Sales	Change in Unrealized Appreciation/ (Depreciation)	Net Realized Gain (Loss)	Value as of 3/31/22	Number of Shares Held as of 3/31/22	Dividend Income	Realized Gains Distributions
MM RetireSMART by JPMorgan 2040 Fund (Continued)
MassMutual Diversified Value Fund, Class I	$11,469,626	$1,965,529	$(2,077,859)	$(760,403)	$340,015	$10,936,908	844,549	$214,149	$1,208,120
MassMutual Equity Opportunities Fund, Class I	11,495,330	1,950,216	(2,011,093)	(521,158)	197,576	11,110,871	568,040	140,565	1,223,687
MassMutual Fundamental Value Fund, Class I	11,509,078	2,310,649	(2,367,834)	(715,492)	358,314	11,094,715	1,097,400	82,437	1,309,921
MassMutual Growth Opportunities Fund, Class I	5,865,429	3,356,165	(732,290)	(2,450,704)	62,338	6,100,938	886,764	—	1,224,927
MassMutual High Yield Fund, Class I	14,868,449	1,102,086	(7,748,742)	(1,391,719)	149,003	6,979,077	824,950	896,131	—
MassMutual International Equity Fund, Class I	16,092,842	3,193,413	(4,872,178)	(666,209)	(1,513,717)	12,234,151	1,404,610	326,239	1,618,029
MassMutual Mid Cap Growth Fund , Class I	5,358,896	1,867,942	(736,548)	(1,583,100)	229,482	5,136,672	220,175	—	964,810
MassMutual Mid-Cap Value Fund, Class I	5,308,874	1,455,164	(1,017,524)	(935,947)	126,835	4,937,402	390,617	52,992	1,182,414
MassMutual Overseas Fund, Class I	44,061,217	8,476,618	(14,323,940)	(8,870,214)	3,312,071	32,655,752	3,681,596	604,264	3,501,646
MassMutual Small Cap Growth Equity Fund, Class I	3,046,551	1,826,189	(675,622)	(1,064,011)	52,072	3,185,179	212,913	—	701,472
MassMutual Small Cap Value Equity Fund, Class I	4,059,060	1,906,675	(1,096,003)	(1,089,143)	238,924	4,019,513	379,916	—	1,049,147
MassMutual Strategic Bond Fund, Class I	9,821,574	7,244,071	(1,925,606)	(1,079,371)	(96,372)	13,964,296	1,454,614	403,250	190,030
MassMutual Strategic Emerging Markets Fund, Class I	8,893,437	3,388,347	(1,238,830)	(2,861,822)	1,064	8,182,196	792,848	115,723	1,055,039
MassMutual Total Return Bond Fund, Class I	9,821,574	6,726,642	(1,931,717)	(647,662)	(119,540)	13,849,297	1,473,329	167,795	19,956
MM Equity Asset Fund, Class I	57,699,866	18,367,957	(11,664,206)	(9,481,104)	2,144,272	57,066,785	6,529,380	681,611	10,930,337
	$242,046,392	$76,309,581	$(58,577,316)	$(39,162,969)	$6,045,680	$226,661,368		$3,810,630	$29,337,864
MM RetireSMART by JPMorgan 2045 Fund
MassMutual Blue Chip Growth Fund, Class I	$8,413,227	$3,526,582	$(1,758,597)	$(2,189,721)	$300,728	$8,292,219	320,410	$—	$1,460,037
MassMutual Core Bond Fund, Class I	230,403	1,479,652	(147,850)	(6,728)	(11,986)	1,543,491	151,174	5,462	3,553
MassMutual Diversified Value Fund, Class I	5,541,471	1,016,433	(1,281,182)	(380,726)	187,369	5,083,365	392,538	101,724	573,874
MassMutual Equity Opportunities Fund, Class I	5,553,847	981,414	(1,207,379)	(257,375)	109,666	5,180,173	264,835	66,788	581,430
MassMutual Fundamental Value Fund, Class I	5,556,346	1,212,897	(1,451,993)	(531,400)	368,298	5,154,148	509,807	39,155	622,166
MassMutual Growth Opportunities Fund, Class I	2,833,639	1,632,630	(471,978)	(1,164,185)	24,830	2,854,936	414,962	—	579,955
MassMutual High Yield Fund, Class I	5,345,441	384,579	(3,383,630)	(438,875)	9,289	1,916,804	226,573	306,140	—
MassMutual International Equity Fund, Class I	7,757,333	1,645,048	(2,626,374)	(505,872)	(528,228)	5,741,907	659,232	154,678	767,149
MassMutual Mid Cap Growth Fund, Class I	2,596,536	914,196	(458,114)	(755,310)	109,349	2,406,657	103,157	—	458,684
MassMutual Mid-Cap Value Fund, Class I	2,572,320	731,959	(610,753)	(436,189)	53,934	2,311,271	182,854	25,208	562,461
MassMutual Overseas Fund, Class I	21,784,728	4,457,121	(7,736,215)	(4,472,292)	1,788,071	15,821,413	1,783,699	292,927	1,697,478

161

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/21	Purchases	Sales	Change in Unrealized Appreciation/ (Depreciation)	Net Realized Gain (Loss)	Value as of 3/31/22	Number of Shares Held as of 3/31/22	Dividend Income	Realized Gains Distributions
MM RetireSMART by JPMorgan 2045 Fund (Continued)
MassMutual Small Cap Growth Equity Fund, Class I	$1,479,761	$855,436	$(374,026)	$(490,567)	$14,137	$1,484,741	99,247	$—	$329,987
MassMutual Small Cap Value Equity Fund, Class I	1,960,909	908,267	(596,705)	(529,393)	132,250	1,875,328	177,252	—	492,231
MassMutual Strategic Bond Fund, Class I	431,294	2,788,733	(277,445)	(7,666)	(32,610)	2,902,306	302,324	17,521	8,257
MassMutual Strategic Emerging Markets Fund, Class I	4,307,963	1,703,659	(798,567)	(1,401,871)	36,697	3,847,881	372,857	55,104	502,374
MassMutual Total Return Bond Fund, Class I	431,294	2,766,395	(277,719)	(9,405)	(21,878)	2,888,687	307,307	7,291	867
MM Equity Asset Fund, Class I	27,849,409	8,718,070	(6,529,261)	(4,503,598)	1,067,911	26,602,531	3,043,768	323,795	5,192,388
	$104,645,921	$35,723,071	$(29,987,788)	$(18,081,173)	$3,607,827	$95,907,858		$1,395,793	$13,832,891
MM RetireSMART by JPMorgan 2050 Fund
MassMutual Blue Chip Growth Fund, Class I	$12,650,523	$5,653,410	$(1,874,100)	$(3,325,721)	$378,748	$13,482,860	520,976	$—	$2,270,086
MassMutual Core Bond Fund, Class I	346,744	2,160,318	(113,359)	(24,483)	(5,899)	2,363,321	231,471	8,385	5,454
MassMutual Diversified Value Fund, Class I	8,325,684	1,670,284	(1,403,640)	(532,273)	215,567	8,275,622	639,044	158,353	893,344
MassMutual Equity Opportunities Fund, Class I	8,344,378	1,707,520	(1,360,851)	(377,425)	130,032	8,443,654	431,680	104,125	906,463
MassMutual Fundamental Value Fund, Class I	8,355,026	1,966,936	(1,659,038)	(513,088)	245,563	8,395,399	830,405	60,849	966,878
MassMutual Growth Opportunities Fund, Class I	4,257,864	2,619,839	(465,025)	(1,818,598)	42,024	4,636,104	673,852	—	906,332
MassMutual High Yield Fund, Class I	8,031,944	651,097	(5,036,715)	(695,439)	30,265	2,981,152	352,382	472,426	—
MassMutual International Equity Fund, Class I	11,655,581	2,680,536	(3,297,819)	(544,331)	(1,072,190)	9,421,777	1,081,720	240,575	1,193,166
MassMutual Mid Cap Growth Fund, Class I	3,901,346	1,487,666	(459,925)	(1,155,991)	143,890	3,916,986	167,895	—	716,008
MassMutual Mid-Cap Value Fund, Class I	3,864,766	1,201,734	(696,196)	(676,466)	74,221	3,768,059	298,106	39,319	877,319
MassMutual Overseas Fund, Class I	32,756,086	7,276,967	(9,851,112)	(5,970,707)	1,739,320	25,950,554	2,925,654	457,033	2,648,458
MassMutual Small Cap Growth Equity Fund, Class I	2,223,382	1,351,204	(412,893)	(781,720)	36,551	2,416,524	161,532	—	515,403
MassMutual Small Cap Value Equity Fund, Class I	2,946,276	1,441,017	(704,376)	(790,350)	165,737	3,058,304	289,065	—	768,200
MassMutual Strategic Bond Fund, Class I	649,075	4,068,339	(212,741)	(40,712)	(22,835)	4,441,126	462,617	26,974	12,711
MassMutual Strategic Emerging Markets Fund, Class I	6,473,052	2,741,574	(774,010)	(2,108,280)	(21,204)	6,311,132	611,544	85,756	781,835
MassMutual Total Return Bond Fund, Class I	649,075	4,033,862	(213,172)	(32,374)	(15,994)	4,421,397	470,361	11,224	1,335
MM Equity Asset Fund, Class I	41,876,518	14,065,511	(7,209,372)	(6,890,908)	1,435,124	43,276,873	4,951,587	503,023	8,066,493
	$157,307,320	$56,777,814	$(35,744,344)	(26,278,866)	$3,498,920	$155,560,844		$2,168,042	$21,529,485
MM RetireSMART by JPMorgan 2055 Fund
MassMutual Blue Chip Growth Fund, Class I	$4,249,517	$1,890,298	$(820,975)	$(1,102,090)	$165,196	$4,381,946	169,318	$—	$718,705
MassMutual Core Bond Fund, Class I	116,441	707,280	(45,148)	(7,459)	(2,357)	768,757	75,295	2,696	1,754

162

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/21	Purchases	Sales	Change in Unrealized Appreciation/ (Depreciation)	Net Realized Gain (Loss)	Value as of 3/31/22	Number of Shares Held as of 3/31/22	Dividend Income	Realized Gains Distributions
MM RetireSMART by JPMorgan 2055 Fund (Continued)
MassMutual Diversified Value Fund, Class I	$2,796,332	$557,821	$(574,595)	$(175,970)	$79,136	$2,682,724	207,160	$49,842	$281,180
MassMutual Equity Opportunities Fund, Class I	2,802,504	564,870	(562,056)	(128,610)	54,989	2,731,697	139,657	32,735	284,980
MassMutual Fundamental Value Fund, Class I	2,806,542	682,458	(676,822)	(246,092)	162,992	2,729,078	269,938	19,276	306,299
MassMutual Growth Opportunities Fund, Class I	1,429,901	859,406	(222,223)	(596,822)	30,360	1,500,622	218,114	—	283,571
MassMutual High Yield Fund, Class I	2,697,370	222,069	(1,738,167)	(224,405)	9,604	966,471	114,240	150,993	—
MassMutual International Equity Fund, Class I	3,914,425	952,358	(1,299,273)	(248,697)	(267,541)	3,051,272	350,318	74,870	371,329
MassMutual Mid Cap Growth Fund, Class I	1,310,220	499,436	(219,178)	(365,345)	44,660	1,269,793	54,427	—	224,949
MassMutual Mid-Cap Value Fund, Class I	1,297,971	401,745	(290,366)	(213,620)	25,609	1,221,338	96,625	12,349	275,534
MassMutual Overseas Fund, Class I	11,003,866	2,646,041	(3,855,635)	(2,264,473)	901,195	8,430,994	950,507	143,491	831,513
MassMutual Small Cap Growth Equity Fund, Class I	746,702	454,671	(180,666)	(251,354)	15,199	784,552	52,443	—	161,723
MassMutual Small Cap Value Equity Fund, Class I	989,492	486,580	(288,724)	(265,986)	69,803	991,165	93,683	—	241,379
MassMutual Strategic Bond Fund, Class I	217,968	1,331,963	(84,696)	(12,319)	(8,231)	1,444,685	150,488	8,704	4,102
MassMutual Strategic Emerging Markets Fund, Class I	2,173,847	937,175	(387,290)	(724,206)	44,256	2,043,782	198,041	26,691	243,335
MassMutual Total Return Bond Fund, Class I	217,968	1,320,793	(84,868)	(10,213)	(5,472)	1,438,207	153,001	3,623	431
MM Select Equity Asset Fund, Class I	14,066,851	4,737,164	(3,043,856)	(2,259,364)	566,191	14,066,986	1,609,495	159,555	2,558,632
	$52,837,917	$19,252,128	$(14,374,538)	$(9,097,025)	$1,885,589	$50,504,069		$684,825	$6,789,416
MM RetireSMART by JPMorgan 2060 Fund
MassMutual Blue Chip Growth Fund, Class I	$1,477,247	$666,591	$(314,599)	$(396,705)	$67,485	$1,500,019	57,961	$—	$261,113
MassMutual Core Bond Fund, Class I	40,456	238,267	(12,644)	(2,941)	(443)	262,695	25,729	969	630
MassMutual Diversified Value Fund, Class I	973,075	215,746	(231,078)	(68,446)	30,103	919,400	70,996	18,084	102,025
MassMutual Equity Opportunities Fund, Class I	975,255	215,625	(227,371)	(49,041)	20,412	934,880	47,796	11,868	103,322
MassMutual Fundamental Value Fund, Class I	975,582	248,405	(257,117)	(91,787)	59,102	934,185	92,402	6,995	111,159
MassMutual High Yield Fund, Class I	938,982	89,263	(622,900)	(79,503)	4,991	330,833	39,106	53,426	—
MassMutual Mid Cap Growth Fund , Class I	455,955	180,086	(88,604)	(131,891)	19,416	434,962	18,644	—	81,661
MassMutual Overseas Fund, Class I	3,822,904	1,016,394	(1,466,059)	(805,181)	322,508	2,890,566	325,881	52,640	305,042
MassMutual Small Cap Growth Equity Fund, Class I	259,843	164,104	(71,888)	(87,882)	4,596	268,773	17,966	—	58,794
MassMutual Small Cap Value Equity Fund, Class I	344,327	179,561	(112,340)	(94,852)	23,237	339,933	32,130	—	87,598

163

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/21	Purchases	Sales	Change in Unrealized Appreciation/ (Depreciation)	Net Realized Gain (Loss)	Value as of 3/31/22	Number of Shares Held as of 3/31/22	Dividend Income	Realized Gains Distributions
MM RetireSMART by JPMorgan 2060 Fund (Continued)
MassMutual Strategic Bond Fund, Class I	$75,731	$448,802	$(23,737)	$(5,053)	$(2,198)	$493,545	51,411	$3,126	$1,473
MassMutual Strategic Emerging Markets Fund, Class I	756,085	350,963	(165,479)	(260,919)	21,679	702,329	68,055	9,794	89,288
MassMutual Growth Opportunities Fund, Class I	497,623	305,380	(92,484)	(210,455)	13,947	514,011	74,711	—	103,301
MassMutual International Equity Fund, Class I	1,361,435	381,829	(514,184)	(63,475)	(121,363)	1,044,242	119,890	27,467	136,227
MassMutual Mid-Cap Value Fund, Class I	451,678	152,133	(116,093)	(78,436)	9,146	418,428	33,103	4,483	100,019
MassMutual Total Return Bond Fund, Class I	75,731	444,847	(23,789)	(4,118)	(1,477)	491,194	52,255	1,300	155
MM Equity Asset Fund, Class I	4,889,843	1,693,024	(1,144,755)	(813,711)	192,579	4,816,980	551,142	57,808	926,989
	$18,371,752	$6,991,020	$(5,485,121)	$(3,244,396)	$663,720	$17,296,975		$247,960	$2,468,796
MM Select T. Rowe Price Retirement Balanced Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$44,120,683	$5,406,110	$(2,720,059)	$(3,555,043)	$(49,132)	$43,202,559	4,500,267	$1,330,497	$113,380
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	8,105,476	1,273,733	(503,528)	(1,181,397)	(53,643)	7,640,641	922,783	449,071	—
MassMutual Select T. Rowe Price International Equity Fund, Class I	22,137,853	3,107,750	(1,609,935)	(2,485,989)	241,880	21,391,559	2,025,716	602,712	306,554
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	24,107,539	10,927,842	(1,638,786)	(5,094,285)	389,108	28,691,418	2,000,796	217,769	4,100,029
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	40,496,798	5,817,896	(2,766,637)	(2,306,894)	146,459	41,387,622	3,968,132	1,935,255	529,404
MassMutual Select T. Rowe Price Real Assets Fund, Class I	2,159,709	385,070	(128,381)	95,008	26,197	2,537,603	188,110	60,238	131,103
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	12,063,959	2,417,989	(980,744)	(2,224,938)	244,152	11,520,418	850,843	119,250	1,454,413
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	2,571,128	2,562,386	(223,557)	(186,397)	(157,647)	4,565,913	658,862	48,324	—
MM S&P 500 Index Fund, Class I	14,579,963	2,763,784	(4,360,801)	(2,297,348)	1,425,661	12,111,259	606,169	181,308	1,608,522
	$170,343,108	$34,662,560	$(14,932,428)	(19,237,283)	$2,213,035	$173,048,992		$4,944,424	$8,243,405
MM Select T. Rowe Price Retirement 2005 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$7,051,411	$901,495	$(1,043,799)	$(509,986)	$(44,968)	$6,354,153	661,891	$206,193	$17,571
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	1,329,741	197,432	(145,110)	(186,218)	(16,296)	1,179,549	142,458	73,293	—
MassMutual Select T. Rowe Price International Equity Fund, Class I	3,441,794	732,346	(444,373)	(408,623)	48,975	3,370,119	319,140	95,612	48,631
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	3,846,427	2,107,200	(517,684)	(834,601)	86,434	4,687,776	326,902	34,853	656,199

164

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/21	Purchases	Sales	Change in Unrealized Appreciation/ (Depreciation)	Net Realized Gain (Loss)	Value as of 3/31/22	Number of Shares Held as of 3/31/22	Dividend Income	Realized Gains Distributions
MM Select T. Rowe Price Retirement 2005 Fund (Continued)
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	$5,174,412	$873,082	$(621,369)	$(297,156)	$20,290	$5,149,259	493,697	$248,809	$68,063
MassMutual Select T. Rowe Price Real Assets Fund, Class I	327,019	98,078	(39,818)	9,677	8,369	403,325	29,898	9,124	19,858
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	1,903,008	434,192	(212,761)	(354,234)	33,953	1,804,158	133,247	19,113	233,108
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	418,385	395,579	(72,457)	(26,433)	(28,175)	686,899	99,120	7,359	—
MM S&P 500 Index Fund, Class I	2,317,988	521,915	(787,992)	(219,551)	56,270	1,888,630	94,526	30,005	266,198
	$25,810,185	$6,261,319	$(3,885,363)	$(2,827,125)	$164,852	$25,523,868		$724,361	$1,309,628
MM Select T. Rowe Price Retirement 2010 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$32,524,950	$2,487,889	$(2,610,318)	$(2,624,657)	$36,138	$29,814,001	3,105,625	$958,384	$81,670
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	5,982,738	586,874	(469,096)	(867,411)	(34,383)	5,198,722	627,865	326,421	—
MassMutual Select T. Rowe Price International Equity Fund, Class I	19,239,674	2,262,979	(1,731,489)	(2,228,334)	297,681	17,840,510	1,689,442	518,906	263,929
MassMutual Select T. Rowe Price Large Cap Blend Fund Class I	21,441,836	8,814,330	(1,968,369)	(4,494,216)	392,660	24,186,241	1,686,628	191,270	3,601,103
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	22,796,923	2,431,906	(1,892,389)	(1,297,462)	101,695	22,140,673	2,122,787	1,080,309	295,526
MassMutual Select T. Rowe Price Real Assets Fund, Class I	1,802,988	377,300	(151,561)	69,682	30,579	2,128,988	157,820	49,815	108,420
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	10,666,083	1,840,572	(851,070)	(1,955,105)	197,871	9,898,351	731,045	105,774	1,290,062
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	2,183,646	1,754,891	(250,217)	(87,830)	(183,360)	3,417,130	493,092	37,957	—
MM S&P 500 Index Fund, Class I	12,858,398	2,114,586	(4,248,157)	(2,032,485)	1,228,436	9,920,778	496,535	161,436	1,432,213
	$129,497,236	$22,671,327	$(14,172,666)	$(15,517,818)	$2,067,317	$124,545,394		$3,430,272	$7,072,923
MM Select T. Rowe Price Retirement 2015 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$33,500,301	$2,990,810	$(2,942,750)	$(2,768,628)	$110,619	$30,890,352	3,217,745	$978,503	$83,384
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	5,975,617	646,892	(522,115)	(870,143)	(12,074)	5,218,177	630,215	319,136	—
MassMutual Select T. Rowe Price International Equity Fund, Class I	22,585,742	2,526,777	(2,291,806)	(2,754,024)	538,411	20,605,100	1,951,241	596,111	303,197
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	24,972,217	9,391,191	(2,382,010)	(5,400,942)	730,569	27,311,025	1,904,535	216,931	4,084,242

165

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/21	Purchases	Sales	Change in Unrealized Appreciation/ (Depreciation)	Net Realized Gain (Loss)	Value as of 3/31/22	Number of Shares Held as of 3/31/22	Dividend Income	Realized Gains Distributions
MM Select T. Rowe Price Retirement 2015 Fund (Continued)
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	$21,096,655	$2,506,244	$(1,873,651)	$(1,254,208)	$143,956	$20,618,996	1,976,893	$999,042	$273,295
MassMutual Select T. Rowe Price Real Assets Fund, Class I	2,141,866	365,713	(187,091)	71,853	46,588	2,438,929	180,795	58,039	126,319
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	12,457,609	2,099,647	(1,391,469)	(2,445,287)	485,933	11,206,433	827,654	118,980	1,451,117
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I	2,637,531	1,650,082	(287,172)	(104,992)	(184,362)	3,711,087	535,510	44,848	—
MM S&P 500 Index Fund, Class I	14,947,394	2,412,822	(5,098,318)	(2,548,811)	1,678,429	11,391,516	570,146	180,556	1,601,841
	$140,314,932	$24,590,178	$(16,976,382)	$(18,075,182)	$3,538,069	$133,391,615		$3,512,146	$7,923,395
MM Select T. Rowe Price Retirement 2020 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$157,176,305	$12,230,468	$(19,729,770)	$(12,510,866)	$247,678	$137,413,815	14,313,939	$4,589,278	$391,080
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	26,347,495	3,272,366	(2,900,140)	(3,676,472)	(283,403)	22,759,846	2,748,774	1,441,672	—
MassMutual Select T. Rowe Price International Equity Fund, Class I	118,204,237	14,832,579	(14,280,709)	(14,231,626)	2,337,014	106,861,495	10,119,460	3,199,238	1,627,211
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	135,946,305	41,208,149	(16,276,501)	(31,024,879)	5,626,661	135,479,735	9,447,680	1,177,139	22,162,427
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	83,562,636	12,600,471	(9,513,015)	(5,044,390)	503,599	82,109,301	7,872,416	4,085,396	1,117,591
MassMutual Select T. Rowe Price Real Assets Fund, Class I	11,830,221	1,448,084	(1,214,122)	379,413	261,914	12,705,510	941,847	324,495	706,244
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	61,545,915	11,870,411	(9,453,187)	(11,963,408)	2,385,452	54,385,183	4,016,631	588,465	7,177,089
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I	11,874,604	9,130,561	(1,845,039)	(165,967)	(1,294,812)	17,699,347	2,554,018	203,739	—
MM S&P 500 Index Fund, Class I	78,334,271	16,367,297	(28,930,768)	(11,783,789)	7,257,712	61,244,723	3,065,301	954,693	8,469,792
	$684,821,989	$122,960,386	$(104,143,251)	$(90,021,984)	$17,041,815	$630,658,955		$16,564,115	$41,651,434
MM Select T. Rowe Price Retirement 2025 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$127,144,924	$11,864,795	$(10,587,494)	$(10,520,914)	$304,233	$118,205,544	12,313,077	$3,776,029	$321,779
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	19,290,365	2,742,936	(1,555,857)	(2,882,177)	(79,318)	17,515,949	2,115,453	1,074,128	—
MassMutual Select T. Rowe Price International Equity Fund, Class I	127,109,159	17,898,297	(12,776,305)	(15,473,902)	2,270,592	119,027,841	11,271,576	3,506,421	1,783,451
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	146,926,049	45,293,683	(13,021,138)	(32,403,116)	4,516,472	151,311,950	10,551,740	1,289,150	24,271,291

166

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/21	Purchases	Sales	Change in Unrealized Appreciation/ (Depreciation)	Net Realized Gain (Loss)	Value as of 3/31/22	Number of Shares Held as of 3/31/22	Dividend Income	Realized Gains Distributions
MM Select T. Rowe Price Retirement 2025 Fund (Continued)
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	$46,133,605	$11,794,715	$(4,049,017)	$(2,887,791)	$152,938	$51,144,450	4,903,591	$2,444,375	$668,677
MassMutual Select T. Rowe Price Real Assets Fund, Class I	12,596,497	1,762,538	(942,608)	508,106	190,878	14,115,411	1,046,361	350,826	763,553
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	67,883,784	14,082,216	(8,284,967)	(13,646,546)	2,786,758	62,821,245	4,639,678	661,863	8,072,265
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	12,790,157	8,933,550	(1,374,069)	(633,123)	(909,911)	18,806,604	2,713,796	224,461	—
MM S&P 500 Index Fund, Class I	82,226,480	17,340,239	(28,279,070)	(13,843,149)	9,030,827	66,475,327	3,327,093	1,008,622	8,948,244
	$642,101,020	$131,712,969	$(80,870,525)	$(91,782,612)	$18,263,469	$619,424,321		$14,335,875	$44,829,260
MM Select T. Rowe Price Retirement 2030 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$220,015,462	$21,251,545	$(12,571,773)	$(18,101,961)	$110,307	$210,703,580	21,948,290	$6,587,420	$561,355
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	27,678,942	3,267,750	(1,630,299)	(4,090,474)	(212,626)	25,013,293	3,020,929	1,552,176	—
MassMutual Select T. Rowe Price International Equity Fund, Class I	342,929,604	43,575,685	(26,258,164)	(37,401,020)	1,609,450	324,455,555	30,724,958	9,460,392	4,811,787
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	422,668,355	117,598,485	(37,555,571)	(92,775,266)	12,328,691	422,264,694	29,446,631	3,727,318	70,175,578
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	36,127,574	10,006,371	(2,350,768)	(2,025,882)	(1,582)	41,755,713	4,003,424	1,858,850	508,502
MassMutual Select T. Rowe Price Real Assets Fund, Class I	32,691,410	5,062,418	(1,831,123)	1,427,090	386,308	37,736,103	2,797,339	917,084	1,995,983
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	177,144,249	35,320,418	(14,246,235)	(33,512,800)	3,936,265	168,641,897	12,455,088	1,777,034	21,673,211
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I	33,075,470	19,048,211	(2,522,277)	(2,523,932)	(1,296,725)	45,780,747	6,606,168	586,336	—
MM S&P 500 Index Fund, Class I	193,813,107	38,288,204	(47,051,106)	(22,027,860)	8,754,862	171,777,207	8,597,458	2,504,581	22,220,019
	$1,486,144,173	$293,419,087	$(146,017,316)	$(211,032,105)	$25,614,950	$1,448,128,789		$28,971,191	$121,946,435
MM Select T. Rowe Price Retirement 2035 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$68,896,960	$6,615,703	$(3,368,801)	$(5,695,138)	$33,314	$66,482,038	6,925,212	$2,078,288	$177,104
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	7,138,412	846,678	(346,616)	(1,085,107)	(22,303)	6,531,064	788,776	398,569	—
MassMutual Select T. Rowe Price International Equity Fund, Class I	181,999,418	27,462,270	(11,878,335)	(20,295,155)	1,093,588	178,381,787	16,892,215	5,071,453	2,579,465
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	248,230,801	73,317,896	(21,326,922)	(54,741,377)	7,253,061	252,733,459	17,624,370	2,199,719	41,414,921

167

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/21	Purchases	Sales	Change in Unrealized Appreciation/ (Depreciation)	Net Realized Gain (Loss)	Value as of 3/31/22	Number of Shares Held as of 3/31/22	Dividend Income	Realized Gains Distributions
MM Select T. Rowe Price Retirement 2035 Fund (Continued)
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund Class I	$6,367,710	$8,144,732	$(6,655,421)	$(573,585)	$154,941	$7,438,377	713,171	$352,751	$96,498
MassMutual Select T. Rowe Price Real Assets Fund, Class I	17,268,800	3,587,695	(840,603)	784,810	178,624	20,979,326	1,555,176	487,809	1,061,688
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	95,573,546	20,777,850	(6,821,506)	(17,762,476)	1,613,008	93,380,422	6,896,634	966,633	11,789,327
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	13,274,357	7,379,247	(845,542)	(1,135,162)	(407,522)	18,265,378	2,635,697	239,633	—
MM S&P 500 Index Fund, Class I	82,560,915	19,944,786	(17,991,344)	(8,237,404)	2,664,529	78,941,483	3,951,025	1,057,363	9,380,662
	$721,310,919	$168,076,857	$(70,075,090)	$(108,740,594)	$12,561,240	$723,133,334		$12,852,218	$66,499,665
MM Select T. Rowe Price Retirement 2040 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$70,468,132	$5,116,506	$(13,444,039)	$(5,428,264)	$194,435	$56,906,770	5,927,789	$2,024,048	$172,482
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	4,379,347	409,331	(1,360,399)	(494,970)	(225,422)	2,707,887	327,039	243,837	—
MassMutual Select T. Rowe Price International Equity Fund, Class I	347,320,194	58,992,010	(17,863,666)	(38,738,212)	1,299,353	351,009,679	33,239,553	9,780,335	4,974,518
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	515,989,799	143,521,559	(38,605,109)	(111,570,507)	13,145,609	522,481,351	36,435,241	4,566,616	85,977,356
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	11,111,660	14,336,695	(11,484,539)	(1,027,346)	286,274	13,222,744	1,267,761	624,538	170,847
MassMutual Select T. Rowe Price Real Assets Fund, Class I	32,833,279	7,552,609	(1,198,417)	1,598,625	256,592	41,042,688	3,042,453	927,528	2,018,714
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	185,600,886	38,253,706	(9,307,043)	(34,156,231)	2,821,642	183,212,960	13,531,238	1,871,076	22,820,173
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I	14,751,557	5,973,707	(664,497)	(1,171,578)	(377,714)	18,511,475	2,671,209	279,914	—
MM S&P 500 Index Fund, Class I	126,333,730	31,112,455	(20,213,262)	(12,104,235)	3,043,438	128,172,126	6,415,021	1,641,591	14,563,791
	$1,308,788,584	$305,268,578	$(114,140,971)	$(203,092,718)	$20,444,207	$1,317,267,680		$21,959,483	$130,697,881
MM Select T. Rowe Price Retirement 2045 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$17,805,199	$1,324,040	$(8,276,237)	$(1,094,079)	$108,188	$9,867,111	1,027,824	$400,489	$34,128
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	399,663	145	(398,477)	(3,353)	2,022	—	—	—	—
MassMutual Select T. Rowe Price International Equity Fund, Class I	153,325,766	30,424,445	(6,931,821)	(17,404,994)	461,744	159,875,140	15,139,691	4,378,553	2,227,039
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	227,377,125	73,792,608	(16,513,792)	(50,468,481)	5,564,763	239,752,223	16,719,123	2,055,859	38,706,422

168

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/21	Purchases	Sales	Change in Unrealized Appreciation/ (Depreciation)	Net Realized Gain (Loss)	Value as of 3/31/22	Number of Shares Held as of 3/31/22	Dividend Income	Realized Gains Distributions
MM Select T. Rowe Price Retirement 2045 Fund (Continued)
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	$—	$6,253,938	$(124,079)	$(324,667)	$(7,790)	$5,797,402	555,839	$267,317	$73,126
MassMutual Select T. Rowe Price Real Assets Fund, Class I	14,542,969	3,905,983	(531,697)	714,272	113,677	18,745,204	1,389,563	419,120	912,192
MassMutual Select T. Rowe Price Small And Mid Cap Blend Fund, Class I	85,010,543	19,884,694	(4,776,493)	(16,159,685)	1,373,331	85,332,390	6,302,244	873,319	10,651,252
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I	4,926,821	458,290	(1,411,870)	574,393	(917,132)	3,630,502	523,882	84,456	—
MM S&P 500 Index Fun, Class I	54,852,004	18,164,627	(8,396,782)	(5,630,574)	1,555,074	60,544,349	3,030,248	717,554	6,365,959
	$558,240,090	$154,208,770	$(47,361,248)	$(89,797,168)	$8,253,877	$583,544,321		$9,196,667	$58,970,118
MM Select T. Rowe Price Retirement 2050 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$23,875,712	$1,400,062	$(14,989,644)	$(1,142,902)	$(96,586)	$9,046,642	942,359	$565,276	$48,171
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	411,281	56	(409,923)	(2,797)	1,383	—	—	—	—
MassMutual Select T. Rowe Price International Equity Fund, Class I	243,090,454	44,479,017	(8,763,946)	(27,095,704)	616,842	252,326,663	23,894,570	6,863,647	3,491,019
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	360,982,294	108,873,519	(22,461,188)	(77,641,504)	7,657,096	377,410,217	26,318,704	3,230,363	60,819,238
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	—	9,696,688	(171,489)	(506,407)	(11,369)	9,007,423	863,607	415,402	113,636
MassMutual Select T. Rowe Price Real Assets Fund, Class I	22,963,725	5,858,614	(669,071)	1,175,552	145,000	29,473,820	2,184,864	654,589	1,424,675
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	134,660,513	28,881,090	(6,049,027)	(24,803,347)	1,705,134	134,394,363	9,925,728	1,373,344	16,749,702
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	7,157,283	450,666	(4,572,199)	2,218,757	(2,516,259)	2,738,248	395,130	117,908	—
MM S&P 500 Index Fund, Class I	86,697,540	26,632,445	(11,778,053)	(8,933,980)	2,712,010	95,329,962	4,771,269	1,123,188	9,964,642
	$879,838,802	$226,272,157	$(69,864,540)	$(136,732,332)	$10,213,251	$909,727,338		$14,343,717	$92,611,083
MM Select T. Rowe Price Retirement 2055 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$8,683,916	$736,781	$(5,531,163)	$(320,864)	$(136,446)	$3,432,224	357,523	$206,980	$17,638
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	109,482	83	(109,164)	(1,026)	625	—	—	—	—
MassMutual Select T. Rowe Price International Equity Fund, Class I	87,891,211	21,981,188	(3,407,437)	(10,226,019)	283,169	96,522,112	9,140,351	2,542,187	1,293,019
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	130,622,596	48,813,696	(8,682,541)	(29,092,159)	3,118,050	144,779,642	10,096,209	1,190,610	22,416,063

169

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/21	Purchases	Sales	Change in Unrealized Appreciation/ (Depreciation)	Net Realized Gain (Loss)	Value as of 3/31/22	Number of Shares Held as of 3/31/22	Dividend Income	Realized Gains Distributions
MM Select T. Rowe Price Retirement 2055 Fund (Continued)
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	$—	$3,691,404	$(52,523)	$(188,121)	$(3,067)	$3,447,693	330,556	$153,642	$42,030
MassMutual Select T. Rowe Price Real Assets Fund, Class I	8,312,395	2,818,591	(265,023)	429,204	59,198	11,354,365	841,688	241,817	526,299
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	48,999,792	13,663,694	(2,607,809)	(9,358,824)	798,064	51,494,917	3,803,170	505,727	6,167,993
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	2,690,482	258,780	(1,779,319)	773,021	(896,422)	1,046,542	151,016	43,197	—
MM S&P 500 Index Fund, Class I	31,297,328	11,802,742	(4,320,667)	(3,189,425)	858,766	36,448,744	1,824,261	412,875	3,662,914
	$318,607,202	$103,766,959	$(26,755,646)	$(51,174,213)	$4,081,937	$348,526,239		$5,297,035	$34,125,956
MM Select T. Rowe Price Retirement 2060 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$2,822,848	$397,691	$(1,830,681)	$(93,719)	$(73,172)	$1,222,967	127,392	$75,857	$6,464
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	68,372	63	(68,201)	(509)	275	—	—	—	—
MassMutual Select T. Rowe Price International Equity Fund, Class I	31,125,517	10,898,992	(1,322,478)	(3,906,940)	226,208	37,021,299	3,505,805	931,321	473,692
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	46,239,600	22,515,105	(3,558,698)	(10,721,259)	1,104,609	55,579,357	3,875,827	437,439	8,235,818
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	—	1,403,245	(20,367)	(68,277)	(1,210)	1,313,391	125,924	55,789	15,262
MassMutual Select T. Rowe Price Real Assets Fund, Class I	2,929,894	1,358,377	(111,063)	154,912	24,039	4,356,159	322,918	88,310	192,202
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	17,150,646	6,413,293	(742,742)	(3,346,998)	213,707	19,687,906	1,454,055	183,747	2,241,029
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	898,120	148,735	(573,051)	215,876	(263,064)	426,616	61,561	16,443	—
MM S&P 500 Index Fund, Class I	11,077,476	5,575,463	(1,752,160)	(1,421,803)	538,934	14,017,910	701,597	151,569	1,344,685
	$112,312,473	$48,710,964	$(9,979,441)	$(19,188,717)	$1,770,326	$133,625,605		$1,940,475	$12,509,152

*	Fund advised by Barings LLC.

8. Indemnifications

Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

170

Notes to Financial Statements (Unaudited) (Continued)

9. Coronavirus (COVID-19) Pandemic

The global pandemic outbreak of the novel coronavirus known as COVID-19 and efforts to contain its spread have produced, and will likely continue to produce, substantial market volatility, severe market dislocations and liquidity constraints in many markets, exchange trading suspensions and closures, higher default rates, and global business disruption, and they may result in future significant adverse effects, such as declines in global financial markets and a substantial economic downturn or recession throughout the world. Such factors may have a significant adverse effect on a Fund’s performance and have the potential to impair the ability of a Fund’s investment adviser, subadviser, or other service providers to serve the Fund and could lead to disruptions that negatively impact the Fund.

10. Russian-Ukraine War

In February 2022, Russia commenced a large-scale military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the regional and the global financial markets and economies. One or more of the Underlying Funds hold positions in securities or other instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market, and currency risks, as well as the risks related to the economic sanctions on Russia, Russian individuals, and Russian corporate and banking entities imposed by the United States and/or other countries. Such sanctions — which affect companies in many sectors, including energy, financial services, and defense, among others — could adversely affect the global energy and financial markets and, thus, could affect the value of an Underlying Fund’s investments, even beyond any direct exposure the Underlying Fund may have to Russian issuers or the adjoining geographic regions. Such sanctions may also result in a decline in the value and liquidity of Russian securities and a weakening of the ruble, and will impair an Underlying Fund’s ability to buy, sell, receive, or deliver Russian securities. In addition, certain transactions have been or may be prohibited and/or existing investments have or may become illiquid (e.g., because transacting in certain existing investments is prohibited), which could cause an Underlying Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet shareholder redemptions.

171

Other Information (Unaudited)

Proxy Voting

A description of the policies and procedures that each Fund’s investment adviser uses to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the SEC’s EDGAR database on its website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/funds and on the SEC’s EDGAR database on its website at http://www.sec.gov.

Quarterly Reporting

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s EDGAR database on its website at http://www.sec.gov. In addition, the Funds make the complete schedule of portfolio holdings from their filings on Form N-PORT available to shareholders at http://www.massmutual.com/funds.

Liquidity Risk Management Program

In 2016, the SEC adopted Rule 22e-4 under the 1940 Act (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of fund shareholders. Pursuant to the Liquidity Rule, the Funds have established and maintain a Liquidity Risk Management Program (the “Program”) that incorporates the requirements of the Liquidity Rule. The Program is administered by MML Advisers, which has established a Liquidity Risk Management Program Committee (the “Committee”) to oversee the required management, assessments, reviews, and reports for the Program.

The Program’s principal objectives include supporting each Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Fund’s liquidity and the periodic classification of the Fund’s investments into groupings that reflect MML Advisers’ assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on March 22, 2022, the Trustees received a report prepared by the Committee regarding the operation and effectiveness of the Program for the period January 1, 2021 through December 31, 2021. In the report, the Committee concluded that the Program proved to be adequately designed to address the Funds’ liquidity risks and operated effectively.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

172

Other Information (Unaudited) (Continued)

Fund Expenses March 31, 2022

Expense Examples:

The following information is in regards to expenses for the six months ended March 31, 2022:

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemptions; and (2) ongoing costs, including advisory fees, distribution and/or service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended March 31, 2022.

Actual Expenses:

The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Operating Expenses Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
20/80 Allocation Fund
Class I	$1,000	0.04%	$959.50	$0.20	$1,024.70	$0.20
Class R5	1,000	0.14%	958.80	0.68	1,024.20	0.71
Service Class	1,000	0.24%	958.50	1.17	1,023.70	1.21
Administrative Class	1,000	0.34%	957.40	1.66	1,023.20	1.72
Class A	1,000	0.59%	956.90	2.88	1,022.00	2.97
Class R4	1,000	0.49%	956.40	2.39	1,022.50	2.47
Class R3	1,000	0.74%	955.60	3.61	1,021.20	3.73
40/60 Allocation Fund
Class I	1,000	0.06%	974.20	0.30	1,024.60	0.30
Class R5	1,000	0.16%	974.30	0.79	1,024.10	0.81
Service Class	1,000	0.26%	974.10	1.28	1,023.60	1.31
Administrative Class	1,000	0.36%	973.60	1.77	1,023.10	1.82
Class A	1,000	0.61%	972.20	3.00	1,021.90	3.07
Class R4	1,000	0.51%	971.90	2.51	1,022.40	2.57
Class R3	1,000	0.76%	970.60	3.73	1,021.10	3.83

173

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
60/40 Allocation Fund
Class I	$1,000	0.06%	$998.00	$0.30	$1,024.60	$0.30
Class R5	1,000	0.16%	997.10	0.80	1,024.10	0.81
Service Class	1,000	0.26%	995.80	1.29	1,023.60	1.31
Administrative Class	1,000	0.36%	996.00	1.79	1,023.10	1.82
Class A	1,000	0.61%	994.90	3.03	1,021.90	3.07
Class R4	1,000	0.51%	995.70	2.54	1,022.40	2.57
Class R3	1,000	0.76%	994.10	3.78	1,021.10	3.83
80/20 Allocation Fund
Class I	1,000	0.09%	1,001.40	0.45	1,024.50	0.45
Class R5	1,000	0.19%	1,001.40	0.95	1,024.00	0.96
Service Class	1,000	0.29%	1,000.50	1.45	1,023.50	1.46
Administrative Class	1,000	0.39%	999.80	1.94	1,023.00	1.97
Class A	1,000	0.64%	998.50	3.19	1,021.70	3.23
Class R4	1,000	0.54%	999.30	2.69	1,022.20	2.72
Class R3	1,000	0.79%	997.90	3.94	1,021.00	3.98
MM RetireSMART by JPMorgan In Retirement Fund
Class I	1,000	0.06%	970.70	0.29	1,024.60	0.30
Class R5	1,000	0.16%	970.30	0.79	1,024.10	0.81
Service Class	1,000	0.26%	969.40	1.28	1,023.60	1.31
Administrative Class	1,000	0.36%	969.20	1.77	1,023.10	1.82
Class A	1,000	0.61%	967.20	2.99	1,021.90	3.07
Class R4	1,000	0.51%	968.70	2.50	1,022.40	2.57
Class R3	1,000	0.76%	967.60	3.73	1,021.10	3.83
MM RetireSMART by JPMorgan 2020 Fund
Class I	1,000	0.04%	970.50	0.20	1,024.70	0.20
Class R5	1,000	0.14%	970.10	0.69	1,024.20	0.71
Service Class	1,000	0.24%	969.30	1.18	1,023.70	1.21
Administrative Class	1,000	0.34%	969.00	1.67	1,023.20	1.72
Class A	1,000	0.59%	967.80	2.89	1,022.00	2.97
Class R4	1,000	0.49%	968.30	2.40	1,022.50	2.47
Class R3	1,000	0.74%	967.20	3.63	1,021.20	3.73
MM RetireSMART by JPMorgan 2025 Fund
Class I	1,000	0.01%	974.70	0.05	1,024.90	0.05
Class R5	1,000	0.11%	974.10	0.54	1,024.40	0.56
Service Class	1,000	0.21%	974.00	1.03	1,023.90	1.06
Administrative Class	1,000	0.31%	973.60	1.53	1,023.40	1.56
Class A	1,000	0.56%	971.60	2.75	1,022.10	2.82
Class R4	1,000	0.46%	972.90	2.26	1,022.60	2.32
Class R3	1,000	0.71%	971.90	3.49	1,021.40	3.58
MM RetireSMART by JPMorgan 2030 Fund
Class I	1,000	0.04%	981.10	0.20	1,024.70	0.20
Class R5	1,000	0.14%	980.80	0.69	1,024.20	0.71
Service Class	1,000	0.24%	980.50	1.19	1,023.70	1.21
Administrative Class	1,000	0.34%	980.10	1.68	1,023.20	1.72
Class A	1,000	0.59%	978.40	2.91	1,022.00	2.97
Class R4	1,000	0.49%	979.00	2.42	1,022.50	2.47
Class R3	1,000	0.74%	977.70	3.65	1,021.20	3.73

174

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
MM RetireSMART by JPMorgan 2035 Fund
Class I	$1,000	0.05%	$988.70	$0.25	$1,024.70	$0.25
Class R5	1,000	0.15%	987.80	0.74	1,024.20	0.76
Service Class	1,000	0.25%	988.10	1.24	1,023.70	1.26
Administrative Class	1,000	0.35%	987.10	1.73	1,023.20	1.77
Class A	1,000	0.60%	985.90	2.97	1,021.90	3.02
Class R4	1,000	0.50%	986.50	2.48	1,022.40	2.52
Class R3	1,000	0.75%	985.60	3.71	1,021.20	3.78
MM RetireSMART by JPMorgan 2040 Fund
Class I	1,000	0.04%	994.50	0.20	1,024.70	0.20
Class R5	1,000	0.14%	994.80	0.70	1,024.20	0.71
Service Class	1,000	0.24%	994.00	1.19	1,023.70	1.21
Administrative Class	1,000	0.34%	993.60	1.69	1,023.20	1.72
Class A	1,000	0.59%	992.60	2.93	1,022.00	2.97
Class R4	1,000	0.49%	992.60	2.43	1,022.50	2.47
Class R3	1,000	0.74%	991.30	3.67	1,021.20	3.73
MM RetireSMART by JPMorgan 2045 Fund
Class I	1,000	0.02%	1,000.50	0.10	1,024.80	0.10
Class R5	1,000	0.12%	1,000.30	0.60	1,024.30	0.61
Service Class	1,000	0.22%	999.90	1.10	1,023.80	1.11
Administrative Class	1,000	0.32%	999.30	1.60	1,023.30	1.61
Class A	1,000	0.57%	997.90	2.84	1,022.10	2.87
Class R4	1,000	0.47%	998.10	2.34	1,022.60	2.37
Class R3	1,000	0.72%	997.60	3.59	1,021.30	3.63
MM RetireSMART by JPMorgan 2050 Fund
Class I	1,000	0.02%	1,000.50	0.10	1,024.80	0.10
Class R5	1,000	0.12%	1,000.70	0.60	1,024.30	0.61
Service Class	1,000	0.22%	999.70	1.10	1,023.80	1.11
Administrative Class	1,000	0.32%	998.50	1.59	1,023.30	1.61
Class A	1,000	0.57%	998.20	2.84	1,022.10	2.87
Class R4	1,000	0.47%	999.50	2.34	1,022.60	2.37
Class R3	1,000	0.72%	997.40	3.59	1,021.30	3.63
MM RetireSMART by JPMorgan 2055 Fund
Class I	1,000	0.00%	1,000.80	0.00	1,024.90	0.00
Class R5	1,000	0.10%	1,000.30	0.50	1,024.40	0.50
Service Class	1,000	0.20%	999.50	1.00	1,023.90	1.01
Administrative Class	1,000	0.30%	999.60	1.50	1,023.40	1.51
Class A	1,000	0.55%	998.60	2.74	1,022.20	2.77
Class R4	1,000	0.45%	998.20	2.24	1,022.70	2.27
Class R3	1,000	0.70%	997.60	3.49	1,021.40	3.53
MM RetireSMART by JPMorgan 2060 Fund
Class I	1,000	0.00%	1,000.70	0.00	1,024.90	0.00
Class R5	1,000	0.10%	1,000.30	0.50	1,024.40	0.50
Service Class	1,000	0.20%	1,000.10	1.00	1,023.90	1.01
Administrative Class	1,000	0.30%	999.10	1.50	1,023.40	1.51
Class A	1,000	0.55%	997.80	2.74	1,022.20	2.77
Class R4	1,000	0.45%	998.40	2.24	1,022.70	2.27
Class R3	1,000	0.70%	997.20	3.49	1,021.40	3.53

175

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
MM Select T. Rowe Price Retirement Balanced Fund
Class I	$1,000	0.27%	$978.70	$1.33	$1,023.60	$1.36
Class M5	1,000	0.42%	978.00	2.07	1,022.80	2.12
Class M4	1,000	0.67%	976.30	3.30	1,021.60	3.38
Class M3	1,000	0.92%	975.20	4.53	1,020.30	4.63
MM Select T. Rowe Price Retirement 2005 Fund
Class I	1,000	0.28%	977.30	1.38	1,023.50	1.41
Class M5	1,000	0.43%	976.30	2.12	1,022.80	2.17
Class M4	1,000	0.68%	974.80	3.35	1,021.50	3.43
Class M3	1,000	0.93%	974.20	4.58	1,020.30	4.68
MM Select T. Rowe Price Retirement 2010 Fund
Class I	1,000	0.28%	977.60	1.38	1,023.50	1.41
Class M5	1,000	0.43%	976.80	2.12	1,022.80	2.17
Class M4	1,000	0.68%	975.30	3.35	1,021.50	3.43
Class M3	1,000	0.93%	974.20	4.58	1,020.30	4.68
MM Select T. Rowe Price Retirement 2015 Fund
Class I	1,000	0.30%	977.40	1.48	1,023.40	1.51
Class M5	1,000	0.45%	976.90	2.22	1,022.70	2.27
Class M4	1,000	0.70%	975.70	3.45	1,021.40	3.53
Class M3	1,000	0.95%	974.70	4.68	1,020.20	4.78
MM Select T. Rowe Price Retirement 2020 Fund
Class I	1,000	0.31%	977.80	1.53	1,023.40	1.56
Class M5	1,000	0.47%	977.00	2.32	1,022.60	2.37
Class M4	1,000	0.72%	975.60	3.55	1,021.30	3.63
Class M3	1,000	0.97%	975.00	4.78	1,020.10	4.89
MM Select T. Rowe Price Retirement 2025 Fund
Class I	1,000	0.34%	977.60	1.68	1,023.20	1.72
Class M5	1,000	0.50%	976.60	2.46	1,022.40	2.52
Class M4	1,000	0.75%	975.90	3.69	1,021.20	3.78
Class M3	1,000	1.00%	974.70	4.92	1,019.90	5.04
MM Select T. Rowe Price Retirement 2030 Fund
Class I	1,000	0.36%	977.50	1.77	1,023.10	1.82
Class M5	1,000	0.54%	976.10	2.66	1,022.20	2.72
Class M4	1,000	0.78%	975.60	3.84	1,021.00	3.93
Class M3	1,000	1.04%	973.80	5.07	1,019.70	5.19
MM Select T. Rowe Price Retirement 2035 Fund
Class I	1,000	0.39%	977.00	1.92	1,023.00	1.97
Class M5	1,000	0.56%	976.20	2.76	1,022.10	2.82
Class M4	1,000	0.81%	975.40	3.99	1,020.90	4.08
Class M3	1,000	1.06%	974.10	5.22	1,019.60	5.34
MM Select T. Rowe Price Retirement 2040 Fund
Class I	1,000	0.41%	976.80	2.02	1,022.90	2.07
Class M5	1,000	0.58%	975.60	2.86	1,022.00	2.92
Class M4	1,000	0.83%	974.30	4.09	1,020.80	4.18
Class M3	1,000	1.08%	973.30	5.31	1,019.50	5.44
MM Select T. Rowe Price Retirement 2045 Fund
Class I	1,000	0.42%	977.30	2.07	1,022.80	2.12
Class M5	1,000	0.60%	976.80	2.96	1,021.90	3.02
Class M4	1,000	0.85%	975.70	4.19	1,020.70	4.28
Class M3	1,000	1.10%	974.30	5.41	1,019.40	5.54

176

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
MM Select T. Rowe Price Retirement 2050 Fund
Class I	$1,000	0.43%	$977.40	$2.17	$1,022.70	$2.22
Class M5	1,000	0.62%	976.70	3.06	1,021.80	3.13
Class M4	1,000	0.87%	975.20	4.28	1,020.60	4.38
Class M3	1,000	1.12%	974.70	5.51	1,019.30	5.64
MM Select T. Rowe Price Retirement 2055 Fund
Class I	1,000	0.45%	977.80	2.22	1,022.70	2.27
Class M5	1,000	0.63%	977.50	3.11	1,021.80	3.18
Class M4	1,000	0.88%	975.70	4.33	1,020.50	4.43
Class M3	1,000	1.13%	974.40	5.56	1,019.30	5.69
MM Select T. Rowe Price Retirement 2060 Fund
Class I	1,000	0.45%	977.70	2.22	1,022.70	2.27
Class M5	1,000	0.63%	977.00	3.11	1,021.80	3.18
Class M4	1,000	0.88%	975.90	4.34	1,020.50	4.43
Class M3	1,000	1.13%	974.40	5.56	1,019.30	5.69

*

Expenses are calculated using the annualized expense ratio for the six months ended March 31, 2022, multiplied by the average account value over the period, multiplied by 182 days in the period, divided by 365 days in the year, unless stated otherwise.

177

[THIS PAGE INTENTIONALLY LEFT BLANK]

Underwriter:
MML Distributors, LLC
1295 State Street
Springfield, Massachusetts 01111-0001

© 2022 Massachusetts Mutual Life Insurance Company (MassMutual®), Springfield, MA 01111-0001. All rights reserved. www.MassMutual.com. Investment Adviser: MML Investment Advisers, LLC	MM202305- 301320

This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the MM Equity Asset Fund and MassMutual Select T. Rowe Price Funds, each a Series of the MassMutual Select Funds. Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

[THIS PAGE INTENTIONALLY LEFT BLANK]

MM Equity Asset Fund and the MassMutual Select T. Rowe Price Funds – President’s Letter to Shareholders (Unaudited)

To Our Shareholders

Paul LaPiana

“As always, we recommend that you work with a personal financial professional, who can help you define an investment strategy that aligns with your comfort level with respect to market volatility, how long you have to save and invest, and your specific financial goals.”

March 31, 2022

Welcome to the MM Equity Asset Fund and the MassMutual Select T. Rowe Price Funds Semiannual Report, covering the six months ending March 31, 2022.

Market Highlights

●

For the reporting period from October 1, 2021 through March 31, 2022, U.S. stocks were up nearly 6%, despite rising inflationary pressures, the Russian-Ukraine war, and the Federal Reserve Board (the “Fed”) taking the first steps in rolling back years of accommodative monetary policy.

●

In the fourth quarter of 2021, expectations for strong economic and earnings growth in 2022 bolstered by the possibility for a $2 trillion economic stimulus and social spending plan, allowed investors to look past skyrocketing Omicron variant COVID-19 cases and heightened inflationary pressures.

●

During the first quarter of 2022 investors in both stocks and bonds were challenged by the unexpected invasion of Ukraine by Russia, a stalled economic stimulus plan, and the Fed raising interest rates for the first time since 2018.

●

Foreign stocks in both developed and emerging markets experienced losses in the reporting period, hindered by the unexpected economic impact of the Russian-Ukraine war and the strengthening of the U.S. dollar.

●

U.S. bond investors experienced negative returns as the rollback of accommodative monetary policy drove yields higher and concerns over increased default risk due to the Russian-Ukraine war drove valuations lower.

Market Commentary

For the six months beginning on October 1, 2021, global stock investors experienced mixed returns. U.S. stocks rose in the period, despite the Russian-Ukraine war, buoyed by rising expectations for strong economic growth with COVID-19 appearing to have peaked and strong corporate earnings growth and balance sheets.

The broad market S&P 500® Index* delivered a gain of 5.92% for the period, while the technology-heavy NASDAQ Composite® Index declined, losing 1.25% for the period. The more economically sensitive Dow Jones Industrial Average was up 3.44% for the period. During this period small-cap stocks significantly underperformed their larger cap peers while value stocks significantly outperformed their growth peers.

The continued economic recovery, Fed interest rate hike in March, and the unexpected invasion of Ukraine by Russia affected sectors differently. The energy, materials, and utilities sectors fared the best for this period as investors anticipated these sectors would benefit the most from higher commodity prices. The communication services and consumer discretionary sectors lagged other sectors, hurt by rising interest rates and rising inflationary pressures. West Texas Intermediate (WTI) crude oil prices ended the period at $100.28 per barrel, up 32% for the period.

* Indexes referenced, other than the MSCI Indexes, are unmanaged, do not incur fees, expenses, or taxes, and cannot be purchased directly for investment. The MSCI Indexes are unmanaged, do not incur fees or expenses, and cannot be purchased directly for investment.

(Continued)

1

MM Equity Asset Fund and the MassMutual Select T. Rowe Price Funds – President’s Letter to Shareholders (Unaudited) (Continued)

Developed international stock markets, as measured by the MSCI EAFE® Index, trailed their domestic peers, falling 3.38% for the six-month period, negatively impacted by the Russian-Ukraine war and a stronger U.S. dollar. European stocks fared better than Japanese stocks, in part due to the Japanese economy’s great sensitivity to energy prices. Emerging-market stock markets, as measured in the MSCI Emerging Markets® Index, were also down, falling 8.20% for the period, with food and energy inflation affecting emerging market economies to a greater degree.

The Fed has begun to unwind years of accommodative monetary policy now that the labor market has recovered and inflation pressures are higher. The economic shock of the Russian-Ukraine war and the resulting rise in commodity prices may force the Fed to raise interest rates faster than planned which increases the risk of a policy mistake that leads to a recession. The proposed tax hike in the President’s budget proposal adds to the risk of a recession.

Investors entered the period in the midst of rising inflationary pressures and expectations that the Fed would start rolling back years of accommodative monetary policy. In this environment bond yields rose, with the 10-year U.S. Treasury bond reaching 2.32% by the end of March. The Bloomberg U.S. Aggregate Bond Index ended the period down 5.92%, as bond prices are negatively impacted by rising yields. Investment-grade bond prices fared worse as concerns of defaults increased. The Bloomberg U.S. Corporate Bond Index, which tracks the performance of investment-grade corporate bonds, ended the period down 7.48%. Below investment grade bonds as represented by the Bloomberg U.S. Corporate High Yield Index performed better, ending the period down 4.16%, aided by generally shorter maturities and investor demand for bonds in the energy sector as the sharp rise in oil prices lessened the risk of default.

Review and maintain your strategy

MassMutual is committed to helping people secure their long-term future and protect the ones they love. While the return of volatility and the reality of market sell-offs can test an investor’s mettle, we’d like to remind you as a retirement investor that it’s important to maintain perspective and have realistic expectations about the future performance of your investment accounts. As described in this report, financial markets can reverse suddenly with little or no notice. Our multi-managed and sub-advised mutual funds tap into the deep expertise of seasoned asset managers who are committed to helping long-term investors prepare for retirement – in all market conditions. As always, we recommend that you work with a personal financial professional, who can help you define an investment strategy that aligns with your comfort level with respect to market volatility, how long you have to save and invest, and your specific financial goals. Thank you for your confidence in MassMutual.

Sincerely,

Paul LaPiana
President
MassMutual Select Funds
MML Investment Advisers, LLC

© 2022 Massachusetts Mutual Life Insurance Company (MassMutual®), Springfield, MA 01111-0001. All rights reserved. www.MassMutual.com Underwriter: MML Distributors, LLC. (MMLD) Member FINRA and SIPC (www.FINRA.org and www.SIPC.org), 1295 State Street, Springfield, MA 01111-0001. MMLD is a wholly-owned subsidiary of MassMutual. Investment advisory services provided to the Funds by MML Investment Advisers, LLC (MML Advisers), a wholly-owned subsidiary of MassMutual.

The information provided is the opinion of MML Advisers as of 4/1/2022 and is subject to change without notice. It is not to be construed as tax, legal, or investment advice. Of course, past performance does not guarantee future results.

    MM202305-301322

2

MM Equity Asset Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MM Equity Asset Fund, and who is the Fund’s subadviser?

The Fund seeks to provide a consistently high total return from a broadly diversified portfolio of equity securities with risk characteristics similar to the Standard and Poor’s 500 Composite Stock Price Index (S&P 500® Index*). Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Fund’s subadviser is J.P. Morgan Investment Management Inc. (J.P. Morgan).

* The “S&P 500 Index” is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by MassMutual. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by MassMutual. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.

MM Equity Asset Fund Largest Holdings (% of Net Assets) on 3/31/22
Apple, Inc.	7.1%
Microsoft Corp.	6.9%
Amazon.com, Inc.	4.1%
Alphabet, Inc. Class A	2.8%
Tesla, Inc.	2.2%
Alphabet, Inc. Class C	2.1%
Berkshire Hathaway, Inc. Class B	1.6%
NVIDIA Corp.	1.6%
UnitedHealth Group, Inc.	1.5%
Meta Platforms, Inc. Class A	1.4%
31.3%

MM Equity Asset Fund Sector Table (% of Net Assets) on 3/31/22
Technology	24.4%
Consumer, Non-cyclical	20.1%
Financial	15.2%
Communications	14.0%
Consumer, Cyclical	9.0%
Industrial	7.5%
Energy	3.8%
Utilities	2.8%
Basic Materials	2.1%
Mutual Funds	0.0%
Total Long-Term Investments	98.9%
Short-Term Investments and Other Assets and Liabilities	1.1%
Net Assets	100.0%

3

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Select T. Rowe Price Bond Asset Fund, and who is the Fund’s subadviser?

The Fund seeks a regular level of income consistent with the preservation of capital over time. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in bonds. The Fund’s investments may include, but are not limited to, obligations issued by U.S. and foreign governments and their agencies, bonds issued by U.S. and foreign corporations, U.S. and non-U.S. dollar denominated foreign securities (including securities of emerging market issuers), mortgage- and asset-backed securities, Treasury inflation protected securities, and bank loans (which represent interests in amounts loaned to companies by banks and other lenders). The Fund is subadvised by T. Rowe Price Associates, Inc. (T. Rowe Price). In addition, T. Rowe Price International Ltd. serves as a sub-subadviser for the Fund.

MassMutual Select T. Rowe Price Bond Asset Fund Portfolio Characteristics (% of Net Assets) on 3/31/22
Corporate Debt	27.6%
U.S. Treasury Obligations	18.7%
U.S. Government Agency Obligations and Instrumentalities*	17.0%
Sovereign Debt Obligations	16.0%
Non-U.S. Government Agency Obligations	10.6%
Bank Loans	2.8%
Mutual Funds	2.4%
Municipal Obligations	0.1%
Preferred Stock	0.0%
Purchased Options	0.0%
Total Long-Term Investments	95.2%
Short-Term Investments and Other Assets and Liabilities	4.8%
Net Assets	100.0%

* May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.

4

MassMutual Select T. Rowe Price Emerging Markets Bond Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and who is the Fund’s subadviser?

The Fund seeks to provide high income and capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in debt securities of emerging market governments or companies located in emerging market countries (including so-called “frontier markets”). The Fund relies on a classification by either J.P. Morgan or the International Monetary Fund to determine which countries are considered emerging markets. The Fund normally will invest in at least three countries. The Fund is subadvised by T. Rowe Price Associates, Inc. (T. Rowe Price).

MassMutual Select T. Rowe Price Emerging Markets Bond Fund Portfolio Characteristics (% of Net Assets) on 3/31/22
Sovereign Debt Obligations	63.3%
Corporate Debt	33.3%
Mutual Funds	3.9%
Total Long-Term Investments	100.5%
Short-Term Investments and Other Assets and Liabilities	(0.5)%
Net Assets	100.0%

5

MassMutual Select T. Rowe Price Large Cap Blend Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Select T. Rowe Price Large Cap Blend Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital appreciation through investments in common stock. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of large cap companies. The Fund is subadvised by T. Rowe Price Associates, Inc. (T. Rowe Price).

MassMutual Select T. Rowe Price Large Cap Blend Fund Largest Holdings (% of Net Assets) on 3/31/22
Microsoft Corp.	6.1%
Amazon.com, Inc.	4.9%
Alphabet, Inc. Class C	4.1%
Apple, Inc.	3.3%
Alphabet, Inc. Class A	1.9%
AbbVie, Inc.	1.7%
AstraZeneca PLC Sponsored ADR	1.6%
American International Group, Inc.	1.5%
Bank of America Corp.	1.5%
General Electric Co.	1.5%
28.1%

MassMutual Select T. Rowe Price Large Cap Blend Fund Sector Table (% of Net Assets) on 3/31/22
Consumer, Non-cyclical	23.4%
Technology	20.5%
Communications	16.3%
Financial	12.9%
Consumer, Cyclical	8.4%
Industrial	7.6%
Utilities	6.4%
Basic Materials	1.6%
Energy	1.6%
Mutual Funds	0.0%
Total Long-Term Investments	98.7%
Short-Term Investments and Other Assets and Liabilities	1.3%
Net Assets	100.0%

MassMutual Select T. Rowe Price Large Cap Blend Fund Portfolio Characteristics (% of Net Assets) on 3/31/22
Common Stock	98.2%
Preferred Stock	0.5%
Diversified Financial Services	0.0%
Total Long-Term Investments	98.7%
Short-Term Investments and Other Assets and Liabilities	1.3%
Net Assets	100.0%

6

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund – Portfolio Manager Report (Unaudited)

What is the investment approach of MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, and who is the Fund’s subadviser?

The Fund seeks a level of income that is consistent with the current rate of inflation. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in bonds. The Fund invests in a diversified portfolio of short- and intermediate-term investment-grade bonds. The Fund’s investments may include inflation-linked securities, including Treasury Inflation Protected Securities, as well as corporate, government, mortgage-backed, and asset-backed securities. The Fund may also invest in money market securities, bank obligations, collateralized mortgage obligations, and foreign securities. The Fund is subadvised by T. Rowe Price Associates, Inc. (T. Rowe Price).

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund Portfolio Characteristics (% of Net Assets) on 3/31/22
U.S. Treasury Obligations	92.9%
Non-U.S. Government Agency Obligations	4.7%
Mutual Funds	4.4%
U.S. Government Agency Obligations and Instrumentalities*	1.5%
Municipal Obligations	0.3%
Corporate Debt	0.1%
Total Long-Term Investments	103.9%
Short-Term Investments and Other Assets and Liabilities	(3.9)%
Net Assets	100.0%

* May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.

7

MassMutual Select T. Rowe Price Real Assets Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Select T. Rowe Price Real Assets Fund, and who is the Fund’s subadviser?

The Fund seeks to provide long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in “real assets” and securities of companies that derive at least 50% of their profits or revenues from, or commit at least 50% of assets to, real assets and activities related to real assets. The Fund’s subadviser currently defines real assets broadly and considers them to include any assets that have physical properties, such as energy and natural resources, real estate, basic materials, equipment, utilities and infrastructure, and commodities. The Fund is subadvised by T. Rowe Price Associates, Inc. (T. Rowe Price). In addition, T. Rowe Price Japan, Inc. serves as a sub-subadviser for the Fund.

MassMutual Select T. Rowe Price Real Assets Fund Largest Holdings (% of Net Assets) on 3/31/22
BHP Group Ltd.	4.1%
Prologis, Inc.	2.8%
Boliden AB	2.1%
Public Storage	2.0%
Equinix, Inc.	1.9%
Welltower, Inc.	1.8%
Wesdome Gold Mines Ltd.	1.7%
Camden Property Trust	1.5%
AvalonBay Communities, Inc.	1.4%
Equity Residential	1.4%
20.7%

MassMutual Select T. Rowe Price Real Assets Fund Sector Table (% of Net Assets) on 3/31/22
Financial	35.5%
Basic Materials	29.9%
Industrial	13.0%
Energy	10.1%
Mutual Funds	5.2%
Consumer, Cyclical	2.5%
Utilities	2.4%
Consumer, Non-cyclical	1.2%
Technology	0.7%
Diversified	0.1%
Total Long-Term Investments	100.6%
Short-Term Investments and Other Assets and Liabilities	(0.6)%
Net Assets	100.0%

8

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital appreciation by investing primarily in common stocks of small and mid cap companies. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of small and mid cap companies. The Fund’s subadviser and sub-subadviser currently consider small and mid cap companies to include companies with market capitalizations at the time of purchase that are within the market capitalization range of companies included in either the Russell 2000® Index or the Russell Midcap® Index. The Fund is subadvised by T. Rowe Price Associates, Inc. (T. Rowe Price). Effective March 7, 2022, T. Rowe Price Investment Management, Inc. was added as sub-subadviser for the Fund.

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund Largest Holdings (% of Net Assets) on 3/31/22
Textron, Inc.	1.3%
Hologic, Inc.	0.9%
FirstEnergy Corp.	0.8%
Veeva Systems, Inc. Class A	0.8%
Catalent, Inc.	0.8%
Cardinal Health, Inc.	0.7%
Bunge Ltd.	0.7%
Ingersoll Rand, Inc.	0.7%
Loews Corp.	0.7%
News Corp. Class A	0.7%
8.1%

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund Sector Table (% of Net Assets) on 3/31/22
Consumer, Non-cyclical	26.6%
Financial	18.7%
Industrial	13.2%
Technology	11.8%
Consumer, Cyclical	8.8%
Energy	4.9%
Communications	4.6%
Basic Materials	4.3%
Utilities	3.6%
Mutual Funds	1.2%
Diversified	0.2%
Total Long-Term Investments	97.9%
Short-Term Investments and Other Assets and Liabilities	2.1%
Net Assets	100.0%

9

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund – Portfolio Manager Report (Unaudited)

What is the investment approach of MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, and who is the Fund’s subadviser?

The Fund seeks a high level of income consistent with capital preservation. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities that are held in its benchmark index, the Bloomberg U.S. Long Treasury Bond Index*, and at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Government. The Fund is subadvised by T. Rowe Price Associates, Inc. (T. Rowe Price).

* “Bloomberg®” and Bloomberg U.S. Long Treasury Bond Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the index (collectively, “Bloomberg”) and have been licensed for use for certain purposes by MassMutual. Bloomberg is not affiliated with MassMutual, and Bloomberg does not approve, endorse, review, or recommend the Fund. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to the Fund.

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund Portfolio Characteristics (% of Net Assets) on 3/31/22
U.S. Treasury Obligations	96.7%
U.S. Government Agency Obligations and Instrumentalities*	2.5%
Total Long-Term Investments	99.2%
Short-Term Investments and Other Assets and Liabilities	0.8%
Net Assets	100.0%

* May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.

10

MM Equity Asset Fund – Portfolio of Investments
March 31, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.9%
COMMON STOCK — 98.9%
Basic Materials — 2.1%
Chemicals — 1.8%
Air Products & Chemicals, Inc.	2,359	$589,538
Celanese Corp.	3,558	508,331
DuPont de Nemours, Inc.	9,945	731,753
Eastman Chemical Co.	11,551	1,294,405
Linde PLC	8,763	2,799,165
PPG Industries, Inc.	10,143	1,329,443
		7,252,635
Iron & Steel — 0.1%
Nucor Corp.	3,047	452,937
Mining — 0.2%
Ferroglobe Representation & Warranty Insurance Trust (a) (b) (c)	3,141	—
Freeport-McMoRan, Inc.	12,612	627,321
		627,321
		8,332,893
Communications — 14.0%
Advertising — 0.0%
The Interpublic Group of Cos., Inc.	4,143	146,869
Internet — 11.7%
Alphabet, Inc. Class A (c)	3,976	11,058,648
Alphabet, Inc. Class C (c)	3,025	8,448,795
Amazon.com, Inc. (c)	5,022	16,371,469
Booking Holdings, Inc. (c)	662	1,554,674
Expedia Group, Inc. (c)	5,402	1,057,009
Lyft, Inc. Class A (c)	10,961	420,902
Meta Platforms, Inc. Class A (c)	24,874	5,530,983
Netflix, Inc. (c)	5,215	1,953,487
Shopify, Inc. Class A (c)	537	362,990
Uber Technologies, Inc. (c)	3,279	116,995
		46,875,952
Media — 1.4%
Charter Communications, Inc. Class A (c)	3,981	2,171,715
Comcast Corp. Class A	55,218	2,585,307
Fox Corp. Class A	2,383	94,009
The Walt Disney Co. (c)	5,057	693,618
		5,544,649
Telecommunications — 0.9%
Motorola Solutions, Inc.	1,462	354,096
T-Mobile US, Inc. (c)	14,927	1,915,881
Verizon Communications, Inc.	24,435	1,244,719
		3,514,696
		56,082,166

	Number of Shares	Value
Consumer, Cyclical — 9.0%
Airlines — 0.2%
Southwest Airlines Co. (c)	15,578	$713,472
Apparel — 0.7%
NIKE, Inc. Class B	19,326	2,600,507
Auto Manufacturers — 2.4%
General Motors Co. (c)	16,489	721,229
Rivian Automotive, Inc. Class A (c)	3,267	164,134
Tesla, Inc. (c)	8,191	8,826,621
		9,711,984
Auto Parts & Equipment — 0.2%
Aptiv PLC (c)	2,833	339,139
Magna International, Inc.	9,191	591,073
		930,212
Home Builders — 0.5%
D.R. Horton, Inc.	1,420	105,804
Lennar Corp. Class A	16,743	1,359,029
PulteGroup, Inc.	1,703	71,356
Toll Brothers, Inc.	8,174	384,342
		1,920,531
Leisure Time — 0.0%
Royal Caribbean Cruises Ltd. (c)	2,226	186,494
Lodging — 0.3%
Hilton Worldwide Holdings, Inc. (c)	7,728	1,172,647
Retail — 4.7%
AutoNation, Inc. (c)	2,326	231,623
AutoZone, Inc. (c)	375	766,717
Best Buy Co., Inc.	15,181	1,379,953
Burlington Stores, Inc. (c)	1,810	329,728
Chipotle Mexican Grill, Inc. (c)	299	473,027
Costco Wholesale Corp.	2,758	1,588,194
Dollar General Corp.	1,541	343,073
The Home Depot, Inc.	7,395	2,213,545
Lowe’s Cos., Inc.	17,895	3,618,190
McDonald’s Corp.	15,170	3,751,238
O’Reilly Automotive, Inc. (c)	3,553	2,433,663
The TJX Cos., Inc.	18,982	1,149,930
Yum! Brands, Inc.	3,133	371,354
		18,650,235
		35,886,082
Consumer, Non-cyclical — 20.1%
Agriculture — 0.8%
Altria Group, Inc.	28,602	1,494,455
Philip Morris International, Inc.	16,165	1,518,540
		3,012,995
Beverages — 1.6%
The Coca-Cola Co.	74,375	4,611,250

The accompanying notes are an integral part of the financial statements.

11

MM Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Constellation Brands, Inc. Class A	5,945	$1,369,252
PepsiCo, Inc.	2,888	483,394
		6,463,896
Biotechnology — 1.4%
Biogen, Inc. (c)	3,253	685,082
BioMarin Pharmaceutical, Inc. (c)	2,428	187,199
Illumina, Inc. (c)	1,483	518,160
Moderna, Inc. (c)	1,548	266,658
Regeneron Pharmaceuticals, Inc. (c)	2,817	1,967,449
Vertex Pharmaceuticals, Inc. (c)	7,413	1,934,571
		5,559,119
Commercial Services — 1.7%
Affirm Holdings, Inc. (c) (d)	4,649	215,156
Automatic Data Processing, Inc.	6,707	1,526,111
Booz Allen Hamilton Holding Corp.	5,629	494,451
Cintas Corp.	1,069	454,742
FleetCor Technologies, Inc. (c)	4,716	1,174,567
S&P Global, Inc.	7,640	3,133,775
		6,998,802
Cosmetics & Personal Care — 1.5%
The Estee Lauder Cos., Inc. Class A	4,011	1,092,275
The Procter & Gamble Co.	31,957	4,883,030
		5,975,305
Food — 0.5%
Mondelez International, Inc. Class A	31,647	1,986,799
Health Care – Products — 4.1%
Abbott Laboratories	20,395	2,413,952
ABIOMED, Inc. (c)	455	150,714
Baxter International, Inc.	17,791	1,379,514
Boston Scientific Corp. (c)	35,752	1,583,456
Danaher Corp.	4,825	1,415,317
Intuitive Surgical, Inc. (c)	4,191	1,264,341
Medtronic PLC	18,960	2,103,612
Thermo Fisher Scientific, Inc.	7,771	4,589,941
Zimmer Biomet Holdings, Inc.	11,285	1,443,352
		16,344,199
Health Care – Services — 2.9%
Anthem, Inc.	5,853	2,875,111
Centene Corp. (c)	22,159	1,865,566
Humana, Inc.	1,835	798,537
Town Health International Medical Group Ltd. (c)	62,000	2,845
UnitedHealth Group, Inc.	11,990	6,114,540
		11,656,599
Household Products & Wares — 0.4%
Avery Dennison Corp.	3,431	596,891

	Number of Shares	Value
Kimberly-Clark Corp.	9,146	$1,126,421
		1,723,312
Pharmaceuticals — 5.2%
AbbVie, Inc.	32,462	5,262,415
Bristol-Myers Squibb Co.	54,993	4,016,139
DexCom, Inc. (c)	955	488,578
Eli Lilly & Co.	12,924	3,701,046
Johnson & Johnson	20,502	3,633,569
McKesson Corp.	2,923	894,818
Merck & Co., Inc.	14,743	1,209,663
Neurocrine Biosciences, Inc. (c)	2,491	233,531
Pfizer, Inc.	29,228	1,513,134
		20,952,893
		80,673,919
Energy — 3.8%
Oil & Gas — 3.5%
Chevron Corp.	21,048	3,427,246
ConocoPhillips	42,377	4,237,700
Coterra Energy, Inc.	7,930	213,872
Diamondback Energy, Inc.	15,866	2,174,911
EOG Resources, Inc.	12,993	1,549,155
Phillips 66	3,205	276,880
Pioneer Natural Resources Co.	9,003	2,251,020
Untrade Brightoil	52,000	9,958
		14,140,742
Oil & Gas Services — 0.1%
Baker Hughes Co.	9,952	362,353
Pipelines — 0.2%
Cheniere Energy, Inc.	4,875	675,919
The Williams Cos., Inc.	5,633	188,198
		864,117
		15,367,212
Financial — 15.2%
Banks — 4.9%
Bank of America Corp.	64,208	2,646,654
Citigroup, Inc.	29,059	1,551,751
Fifth Third Bancorp	22,737	978,600
The Goldman Sachs Group, Inc.	4,573	1,509,547
Morgan Stanley	19,012	1,661,649
Regions Financial Corp.	46,836	1,042,569
State Street Corp.	25,936	2,259,544
SVB Financial Group (c)	1,024	572,877
Truist Financial Corp.	24,362	1,381,325
US Bancorp	49,225	2,616,309
Wells Fargo & Co.	75,375	3,652,673
		19,873,498

The accompanying notes are an integral part of the financial statements.

12

MM Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Diversified Financial Services — 3.9%
American Express Co.	6,425	$1,201,475
Capital One Financial Corp.	8,678	1,139,335
Intercontinental Exchange, Inc.	9,571	1,264,520
Mastercard, Inc. Class A	15,047	5,377,497
T. Rowe Price Group, Inc.	10,862	1,642,226
Visa, Inc. Class A	22,039	4,887,589
		15,512,642
Insurance — 3.8%
Arthur J Gallagher & Co.	7,346	1,282,612
Berkshire Hathaway, Inc. Class B (c)	18,043	6,367,555
Chubb Ltd.	5,397	1,154,418
The Hartford Financial Services Group, Inc.	24,540	1,762,217
The Progressive Corp.	25,463	2,902,527
Prudential Financial, Inc.	7,806	922,435
The Travelers Cos., Inc.	2,538	463,769
Voya Financial, Inc. (d)	5,093	337,921
		15,193,454
Real Estate Investment Trusts (REITS) — 2.6%
Camden Property Trust	7,227	1,201,127
Equinix, Inc.	1,564	1,159,894
Equity LifeStyle Properties, Inc.	9,651	738,108
Host Hotels & Resorts, Inc.	19,912	386,890
Kimco Realty Corp.	26,945	665,542
Prologis, Inc.	18,800	3,035,824
SBA Communications Corp.	2,069	711,943
Sun Communities, Inc.	5,593	980,397
UDR, Inc.	2,990	171,536
Ventas, Inc.	20,680	1,277,197
		10,328,458
		60,908,052
Industrial — 7.5%
Aerospace & Defense — 0.8%
Northrop Grumman Corp.	2,134	954,367
Raytheon Technologies Corp.	22,769	2,255,725
		3,210,092
Building Materials — 0.4%
Martin Marietta Materials, Inc.	1,856	714,356
Masco Corp.	14,630	746,130
		1,460,486
Electronics — 0.4%
Honeywell International, Inc.	7,048	1,371,400
Hand & Machine Tools — 0.4%
Stanley Black & Decker, Inc.	12,206	1,706,277
Machinery – Diversified — 1.8%
Deere & Co.	9,502	3,947,701

	Number of Shares	Value
Dover Corp.	5,113	$802,230
Ingersoll Rand, Inc.	11,450	576,507
Otis Worldwide Corp.	23,396	1,800,322
		7,126,760
Miscellaneous - Manufacturing — 1.6%
Eaton Corp. PLC	14,653	2,223,739
Parker-Hannifin Corp.	4,772	1,354,103
Textron, Inc.	11,042	821,304
Trane Technologies PLC	13,869	2,117,796
		6,516,942
Transportation — 2.1%
FedEx Corp.	5,531	1,279,818
Norfolk Southern Corp.	7,743	2,208,459
Union Pacific Corp.	6,030	1,647,456
United Parcel Service, Inc. Class B	15,956	3,421,924
		8,557,657
		29,949,614
Technology — 24.4%
Computers — 9.2%
Accenture PLC Class A	11,205	3,778,662
Apple, Inc.	161,999	28,286,646
Fortinet, Inc. (c)	1,449	495,181
International Business Machines Corp.	8,563	1,113,361
Leidos Holdings, Inc.	11,853	1,280,361
Seagate Technology Holdings PLC	19,774	1,777,683
		36,731,894
Semiconductors — 6.4%
Advanced Micro Devices, Inc. (c)	25,373	2,774,284
Analog Devices, Inc.	15,554	2,569,210
Applied Materials, Inc.	10,707	1,411,183
KLA Corp.	1,538	563,000
Lam Research Corp.	4,974	2,674,072
Microchip Technology, Inc.	12,782	960,439
Micron Technology, Inc.	11,392	887,323
NVIDIA Corp.	23,079	6,297,336
NXP Semiconductor NV	11,404	2,110,652
QUALCOMM, Inc.	7,233	1,105,347
Texas Instruments, Inc.	24,371	4,471,591
		25,824,437
Software — 8.8%
Ceridian HCM Holding, Inc. (c)	1,843	125,988
Intuit, Inc.	6,237	2,998,999
Microsoft Corp.	89,157	27,487,995
Oracle Corp.	16,908	1,398,799
salesforce.com, Inc. (c)	6,092	1,293,453
Workday, Inc. Class A (c)	5,946	1,423,829

The accompanying notes are an integral part of the financial statements.

13

MM Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
ZoomInfo Technologies, Inc. (c)	9,978	$596,086
		35,325,149
		97,881,480
Utilities — 2.8%
Electric — 2.8%
Ameren Corp.	7,018	658,008
CenterPoint Energy, Inc.	59,245	1,815,267
DTE Energy Co.	5,702	753,861
Edison International	11,779	825,708
Evergy, Inc.	8,310	567,905
Exelon Corp.	42,064	2,003,508
FirstEnergy Corp.	27,889	1,278,990
NextEra Energy, Inc.	37,913	3,211,610
		11,114,857

TOTAL COMMON STOCK (Cost $279,605,889)		396,196,275

TOTAL EQUITIES (Cost $279,605,889)		396,196,275

RIGHTS — 0.0%
Consumer, Non-cyclical — 0.0%
Biotechnology — 0.0%
Tobira Therapeutics Inc., CVR (a) (b) (c)	505	3,843

TOTAL RIGHTS (Cost $30)		3,843

MUTUAL FUNDS — 0.0%
Diversified Financial Services — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio (e)	1,512	1,512

TOTAL MUTUAL FUNDS (Cost $1,512)		1,512

TOTAL LONG-TERM INVESTMENTS (Cost $279,607,431)		396,201,630

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.8%
Repurchase Agreement — 2.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/2022, 0.000%, due 4/01/22 (f)	$11,252,871	$11,252,871

TOTAL SHORT-TERM INVESTMENTS (Cost $11,252,871)		11,252,871

TOTAL INVESTMENTS — 101.7% (Cost $290,860,302) (g)		407,454,501

Other Assets/(Liabilities) — (1.7)%		(6,847,507)

NET ASSETS — 100.0%		$400,606,994

Abbreviation Legend

CVR	Contingent Value Rights

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Investment was valued using significant unobservable inputs.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2022, these securities amounted to a value of $3,843 or 0.00% of net assets.
(c)	Non-income producing security.
(d)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2022, was $80,670 or 0.02% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $82,424 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(e)	Represents investment of security lending cash collateral. (Note 2).
(f)

Maturity value of $11,252,871. Collateralized by U.S. Government Agency obligations with a rate of 0.500%, maturity date of 4/15/24, and an aggregate market value, including accrued interest, of $11,477,972.

(g)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

14

MM Equity Asset Fund – Portfolio of Investments (Continued)

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
S&P 500 E Mini Index	6/17/22	42	$9,450,023	$64,552

The accompanying notes are an integral part of the financial statements.

15

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments
March 31, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.0%
PREFERRED STOCK — 0.0%
Energy — 0.0%
Pipelines — 0.0%
Targa Resources Corp.
9.500% (a)	235	$320,803

TOTAL PREFERRED STOCK (Cost $252,693)		320,803

TOTAL EQUITIES (Cost $252,693)		320,803

	Principal Amount
BONDS & NOTES — 92.8%
BANK LOANS — 2.8%
Advertising — 0.1%
Clear Channel Outdoor Holdings, Inc., Term Loan B, 3 mo. USD LIBOR + 3.500%
3.799% VRN 8/21/26	$301,891	296,456
Lamar Media Corp., 2020 Term Loan B, 1 mo. USD LIBOR + 1.500%
1.968% VRN 2/05/27	305,000	302,713
		599,169
Aerospace & Defense — 0.1%
Dynasty Acquisition Co., Inc.
2020 Term Loan B1, 3 mo. USD LIBOR + 3.500%
4.506% VRN 4/06/26	105,739	103,711
2020 CAD Term Loan B2, 3 mo. USD LIBOR + 3.500%
4.506% VRN 4/06/26	56,849	55,759
TransDigm, Inc., 2020 Term Loan G, 1 mo. USD LIBOR + 2.250%
2.707% VRN 8/22/24	179,880	177,071
		336,541
Airlines — 0.2%
AAdvantage Loyalty IP Ltd., 2021 Term Loan, 3 mo. USD LIBOR + 4.750%
5.500% VRN 4/20/28	440,000	445,087
Mileage Plus Holdings LLC, 2020 Term Loan B, 3 mo. USD LIBOR + 5.250%
6.250% VRN 6/21/27	425,000	440,406

	Principal Amount	Value
United Airlines, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 3.750%
4.500% VRN 4/21/28	$173,688	$171,372
		1,056,865
Auto Parts & Equipment — 0.0%
Clarios Global LP, 2021 USD Term Loan B, 1 mo. USD LIBOR + 3.250%
3.707% VRN 4/30/26	278,229	274,404
Commercial Services — 0.0%
CoreLogic, Inc., Term Loan, 1 mo. USD LIBOR + 3.500%
4.000% VRN 6/02/28	329,175	324,856
Computers — 0.0%
Peraton Corp., Term Loan B, 1 mo. USD LIBOR + 3.750%
4.500% VRN 2/01/28	291,634	289,172
Cosmetics & Personal Care — 0.1%
Sunshine Luxembourg VII SARL, 2021 Term Loan B3, 3 mo. USD LIBOR + 3.750%
4.756% VRN 10/01/26	435,600	432,333
Electric — 0.0%
Pike Corporation, 2021 Incremental Term Loan B, 1 mo. USD LIBOR + 3.000%
3.210% VRN 1/21/28	181,301	179,557
Entertainment — 0.3%
Churchill Downs, Inc., 2021 Incremental Term Loan B1, 1 mo. USD LIBOR + 2.000%
2.457% VRN 3/17/28	590,538	581,189
Delta 2 (LUX) S.A.R.L., 2018 USD Term Loan, 1 mo. USD LIBOR + 2.500%
3.500% VRN 2/01/24	605,000	601,600
SeaWorld Parks & Entertainment, Inc., 2021 Term Loan B, 1 mo. USD LIBOR + 3.000%
3.500% VRN 8/25/28	179,100	176,727
UFC Holdings LLC, 2021 Term Loan B, 6 mo. USD LIBOR + 2.750%
3.500% VRN 4/29/26	507,128	501,423
		1,860,939
Environmental Controls — 0.1%
Filtration Group Corp., 2018 1st Lien Term Loan, 1 mo. USD LIBOR + 3.000%
3.457% VRN 3/29/25	471,276	463,863

The accompanying notes are an integral part of the financial statements.

16

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
GFL Environmental, Inc., 2020 Term Loan, 3 mo. USD LIBOR + 3.000%
3.500% VRN 5/30/25	$277,272	$275,885
Madison IAQ LLC, Term Loan, 6 mo. USD LIBOR + 3.250%
4.524% VRN 6/21/28	174,125	171,369
		911,117
Health Care – Products — 0.1%
Avantor Funding, Inc., 2021 Term Loan B5, 1 mo. USD LIBOR + 2.250%
2.750% VRN 11/08/27	288,550	285,921
ICU Medical, Inc., Term Loan B, 2 mo. SOFR + 2.500%
3.000% VRN 1/08/29	65,000	64,675
Maravai Intermediate Holdings, LLC, 2022 Term Loan B, 3 mo. SOFR + 3.000%
3.500% VRN 10/19/27	291,782	290,323
Medline Borrower LP, USD Term Loan B, 1 mo. USD LIBOR + 3.250%
3.750% VRN 10/23/28	130,000	128,635
		769,554
Health Care – Services — 0.2%
ADMI Corp.
2021 Term Loan B2, 1 mo. USD LIBOR + 3.375%
3.875% VRN 12/23/27	262,350	257,473
2021 Incremental Term Loan B3, 1 mo. USD LIBOR + 3.500%
4.000% VRN 12/23/27	184,075	181,621
Catalent Pharma Solutions, Inc., 2021 Term Loan B3, 1 mo. USD LIBOR + 2.000%
2.500% VRN 2/22/28	104,474	104,213
HCA, Inc., 2021 Term Loan B14, 1 mo. USD LIBOR + 1.750%
2.207% VRN 6/30/28	44,663	44,625
ICON Luxembourg S.A.R.L.
LUX Term Loan, 3 mo. USD LIBOR + 2.250%
3.256% VRN 7/03/28	185,121	184,080
US Term Loan, 3 mo. USD LIBOR + 2.250%
3.256% VRN 7/03/28	46,123	45,864
RegionalCare Hospital Partners Holdings, Inc., 2018 Term Loan B, 1 mo. USD LIBOR + 3.750%
4.197% VRN 11/16/25	209,589	208,126

	Principal Amount	Value
Surgery Center Holdings, Inc., 2021 Term Loan, 1 mo. USD LIBOR + 3.750%
4.500% VRN 8/31/26	$296,981	$294,346
U.S. Renal Care, Inc., 2019 Term Loan B, 1 mo. USD LIBOR + 5.000%
5.250% VRN 6/26/26	118,785	108,540
		1,428,888
Insurance — 0.3%
Alliant Holdings Intermediate LLC
2018 Term Loan B, 1 mo. USD LIBOR + 3.250%
3.707% VRN 5/09/25	225,753	223,012
2021 Term Loan B4, 1 mo. USD LIBOR + 3.500%
4.000% VRN 11/06/27	213,925	212,291
Asurion LLC
2018 Term Loan B7, 1 mo. USD LIBOR + 3.000%
3.457% VRN 11/03/24	321,950	317,465
2020 Term Loan B8, 1 mo. USD LIBOR + 3.250%
3.707% VRN 12/23/26	548,049	535,488
2021 2nd Lien Term Loan B3, 1 mo. USD LIBOR + 5.250%
5.707% VRN 1/31/28	74,697	73,128
2021 Second Lien Term Loan B4, 1 mo. USD LIBOR + 5.250%
5.707% VRN 1/20/29	545,000	532,056
Hub International Ltd., 2021 Term Loan B, 3 mo. USD LIBOR + 3.250%
4.000% VRN 4/25/25	437,970	434,786
		2,328,226
Internet — 0.0%
Eagle Broadband Investments LLC, Term Loan, 3 mo. USD LIBOR + 3.000%
4.063% VRN 11/12/27	49,750	49,053
Lodging — 0.1%
Caesars Resort Collection LLC
2017 1st Lien Term Loan B, 1 mo. USD LIBOR + 2.750%
3.207% VRN 12/23/24	192,120	190,919
2020 Term Loan B1, 1 mo. USD LIBOR + 3.500%
3.957% VRN 7/21/25	296,122	294,790
		485,709

The accompanying notes are an integral part of the financial statements.

17

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Machinery – Construction & Mining — 0.0%
Brookfield WEC Holdings, Inc., 2021 Term Loan, 1 mo. USD LIBOR + 2.750%
3.250% VRN 8/01/25	$237,000	$232,483
Machinery – Diversified — 0.1%
Vertical US Newco Inc, Term Loan B, 6 mo. USD LIBOR + 3.500%
4.000% VRN 7/30/27	729,158	721,414
Media — 0.1%
The E.W. Scripps Co., 2020 Term Loan B3, 1 mo. USD LIBOR + 3.000%
3.750% VRN 1/07/28	141,738	140,608
Mission Broadcasting, Inc., 2021 Term Loan B, 1 mo. USD LIBOR + 2.500%
2.731% VRN 6/02/28	174,125	171,804
Univision Communications, Inc., 2022 Term Loan B, 1 mo. USD LIBOR + 3.250%
4.000% VRN 1/31/29	250,000	247,082
		559,494
Packaging & Containers — 0.1%
Charter NEX US, Inc., 2021 Term Loan, 1 mo. USD LIBOR + 3.750%
4.500% VRN 12/01/27	715,544	711,072
Pharmaceuticals — 0.1%
Gainwell Acquisition Corp., Term Loan B, 3 mo. USD LIBOR + 4.000%
5.006% VRN 10/01/27	287,093	286,375
PetVet Care Centers, LLC, 2021 Term Loan B3, 1 mo. USD LIBOR + 3.500%
4.250% VRN 2/14/25	292,050	290,225
		576,600
Pipelines — 0.1%
Buckeye Partners, L.P., 2021 Term Loan B, 1 mo. USD LIBOR + 2.250%
2.707% VRN 11/01/26	377,336	374,212
Retail — 0.2%
IRB Holding Corp, 2022 Term Loan B, 2 mo. SOFR + 3.000%
3.750% VRN 12/15/27	417,035	414,253
KFC Holding Co., 2021 Term Loan B, 1 mo. USD LIBOR + 1.750%
2.218% VRN 3/15/28	725,136	717,732

	Principal Amount	Value
WOOF Holdings, Inc., 1st Lien Term Loan, 3 mo. USD LIBOR + 3.750%
4.678% VRN 12/21/27	$277,200	$274,775
		1,406,760
Semiconductors — 0.0%
Entegris, Inc., 2022 Term Loan B,
0.000% 3/02/29 (b)	255,000	254,151
Software — 0.5%
Applied Systems, Inc., 2017 1st Lien Term Loan, 3 mo. USD LIBOR + 3.000%
4.006% VRN 9/19/24	872,227	865,467
Ascend Learning LLC, 2021 Term Loan, 1 mo. USD LIBOR + 3.500%
4.000% VRN 12/11/28	315,000	311,141
AthenaHealth, Inc.
2022 Delayed Draw Term Loan, 3 mo. SOFR + 3.500%
4.000% VRN 2/15/29 (c)	41,304	40,798
2022 Term Loan B, 1 mo. SOFR + 3.500%
4.000% VRN 2/15/29	243,696	240,710
Camelot U.S. Acquisition 1 Co.
Term Loan B, 1 mo. USD LIBOR + 3.000%
3.457% VRN 10/30/26	102,638	101,398
2020 Incremental Term Loan B, 1 mo. USD LIBOR + 3.000%
4.000% VRN 10/30/26	108,625	107,471
CCC Intelligent Solutions, Inc., Term Loan B, 3 mo. USD LIBOR + 2.250%
3.256% VRN 9/21/28	184,538	182,508
Epicor Software Corp., 2020 Term Loan, 1 mo. USD LIBOR + 3.250%
4.000% VRN 7/30/27	296,662	293,960
Hyland Software, Inc., 2018 1st Lien Term Loan, 1 mo. USD LIBOR + 3.500%
4.250% VRN 7/01/24	24,744	24,585
Polaris Newco LLC, USD Term Loan B, 1 mo. USD LIBOR + 4.000%
4.500% VRN 6/02/28	204,087	202,404
RealPage, Inc., 1st Lien Term Loan, 1 mo. USD LIBOR + 3.250%
3.750% VRN 4/24/28	452,725	447,021

The accompanying notes are an integral part of the financial statements.

18

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
The Ultimate Software Group, Inc.
2021 Term Loan, 3 mo. USD LIBOR + 3.250%
3.750% VRN 5/04/26	$921,488	$913,112
2021 2nd Lien Term Loan, 3 mo. USD LIBOR + 5.250%
5.750% VRN 5/03/27	95,000	94,124
		3,824,699
Telecommunications — 0.0%
Intelsat Jackson Holdings S.A., 2017 Term Loan B3, 1 mo. Prime + 4.750%
8.250% VRN 11/27/23	585	575
Iridium Satellite LLC, 2021 Term Loan B2, 1 mo. USD LIBOR + 2.500%
3.250% VRN 11/04/26	201,480	199,622
		200,197

TOTAL BANK LOANS (Cost $20,344,657)		20,187,465

CORPORATE DEBT — 27.6%
Agriculture — 0.3%
BAT Capital Corp.
3.557% 8/15/27	770,000	750,587
BAT International Finance PLC
1.668% 3/25/26	205,000	188,343
3.950% 6/15/25 (d)	786,000	782,265
Bunge Finance Europe BV
1.850% 6/16/23 EUR (e)	220,000	245,458
Reynolds American, Inc.
4.450% 6/12/25	395,000	403,751
		2,370,404
Airlines — 0.1%
American Airlines, Inc. /AAdvantage Loyalty IP Ltd.
5.500% 4/20/26 (d)	115,000	115,874
5.750% 4/20/29 (d)	105,000	104,606
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.500% 6/20/27 (d)	525,000	547,313
United Airlines Pass Through Trust
2.900% 11/01/29	148,813	135,181
2.700% 11/01/33	93,558	85,737
		988,711

	Principal Amount	Value
Apparel — 0.0%
Wolverine World Wide, Inc.
4.000% 8/15/29 (d) (f)	$160,000	$142,000
Auto Manufacturers — 1.3%
American Honda Finance Corp.
0.750% 11/25/26 GBP (e)	130,000	158,379
1.950% 10/18/24 EUR (e)	200,000	226,972
BMW Finance NV
0.010% 3/24/23 EUR (d) (e)	117,000	129,516
0.010% 4/14/23 EUR (d) (e)	84,000	92,986
0.500% 11/22/22 EUR (d) (e)	105,000	116,773
1.250% 9/05/22 EUR (d) (e)	92,000	102,451
Daimler Finance North America LLC
2.450% 3/02/31 (d) (f)	255,000	232,293
Ford Motor Co.
9.000% 4/22/25	90,000	103,245
9.625% 4/22/30	145,000	188,834
Ford Motor Credit Co. LLC
4.950% 5/28/27	265,000	269,778
General Motors Financial Co., Inc.
0.850% 2/26/26 EUR (d) (e)	350,000	369,378
0.955% 9/07/23 EUR (d) (e)	110,000	122,096
4.000% 10/06/26	620,000	622,703
4.350% 4/09/25	750,000	763,576
5.100% 1/17/24	435,000	450,005
Hyundai Capital America
1.800% 10/15/25 (d)	300,000	280,563
2.100% 9/15/28 (d)	470,000	414,996
Mercedes-Benz International Finance BV
0.625% 2/27/23 EUR (d) (e)	112,000	124,694
0.750% 5/11/23 EUR (d) (e)	80,000	89,139
2.375% 9/12/22 EUR (d) (e)	72,000	80,589
RCI Banque SA
0.250% 3/08/23 EUR (d) (e)	55,000	60,690
0.750% 9/26/22 EUR (d) (e)	71,000	78,672
0.750% 4/10/23 EUR (d) (e)	68,000	75,227
Stellantis NV
2.375% 4/14/23 EUR (d) (e)	53,000	59,822
Toyota Motor Credit Corp.
0.750% 7/21/22 EUR (d) (e)	104,000	115,324
2.375% 2/01/23 EUR (d) (e)	81,000	91,396
Volkswagen Bank GmbH
0.750% 6/15/23 EUR (d) (e)	80,000	88,771
2.500% 7/31/26 EUR (d) (e)	700,000	792,356
Volkswagen Financial Services AG
0.875% 4/12/23 EUR (d) (e)	72,000	80,000
2.500% 4/06/23 EUR (d) (e)	67,000	75,711

The accompanying notes are an integral part of the financial statements.

19

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Volkswagen Group of America Finance LLC
3.200% 9/26/26 (d) (f)	$1,320,000	$1,297,767
3.350% 5/13/25 (d)	500,000	499,002
Volkswagen International Finance NV
0.875% 1/16/23 EUR (d) (e)	120,000	133,514
1.875% 3/30/27 EUR (d) (e)	200,000	221,655
Volkswagen Leasing GmbH
1.500% 6/19/26 EUR (d) (e)	145,000	158,611
1.625% 8/15/25 EUR (d) (e)	150,000	165,664
2.375% 9/06/22 EUR (d) (e)	100,000	111,753
		9,044,901
Auto Parts & Equipment — 0.1%
Aptiv PLC
3.100% 12/01/51	105,000	83,425
Continental AG
0.010% 9/12/23 EUR (d) (e)	45,000	49,418
The Goodyear Tire & Rubber Co.
5.000% 7/15/29 (d) (f)	260,000	242,891
Tenneco, Inc.
7.875% 1/15/29 (d)	220,000	231,356
5.125% 4/15/29 (d)	79,000	78,508
		685,598
Banks — 8.3%
ABN AMRO Bank NV
2.500% 11/29/23 EUR (d) (e)	114,000	131,183
AIB Group PLC
2.250% 7/03/25 EUR (d) (e)	300,000	339,907
Arion Banki HF
1.000% 3/20/23 EUR (d) (e)	150,000	166,665
Banco Bilbao Vizcaya Argentaria SA
0.375% 10/02/24 EUR (d) (e)	200,000	218,624
0.750% 9/11/22 EUR (d) (e)	100,000	111,112
Banco Comercial Portugues SA 5 year EUR Swap + 4.267%
4.500% VRN 12/07/27 EUR (d) (e)	100,000	109,519
Banco de Bogota SA
6.250% 5/12/26 (d)	250,000	255,625
Banco de Credito del Peru SA
5 year CMT + 3.000% 3.125% VRN 7/01/30 (d)	240,000	225,840
5 year CMT + 3.000% 3.125% VRN 7/01/30 (d) (f)	135,000	127,035
Banco de Sabadell SA
0.875% 3/05/23 EUR (d) (e)	300,000	333,775
1. mo. EUAMDB ICE Swap + 1.150% 0.875% VRN 6/16/28 EUR (d) (e)	200,000	199,074

	Principal Amount	Value
Banco Santander SA
1.125% 1/17/25 EUR (d) (e)	$300,000	$332,438
1.375% 12/14/22 EUR (d) (e)	100,000	111,801
1 year CMT + .900% 1.722% VRN 9/14/27	800,000	723,556
2.746% 5/28/25	1,200,000	1,170,724
3.490% 5/28/30	200,000	193,595
1 year CMT + 2.000% 4.175% VRN 3/24/28	200,000	201,318
Bangkok Bank PCL
5 year CMT + 1.900% 3.733% VRN 9/25/34 (d)	450,000	419,508
4.450% 9/19/28 (d)	330,000	346,452
Bank Hapoalim BM 5 year CMT + 2.155%
3.255% VRN 1/21/32 (d)	200,000	184,000
Bank of America Corp.
0.750% 7/26/23 EUR (d) (e)	110,000	122,539
1.625% 9/14/22 EUR (d) (e)	111,000	123,828
SOFR + .960% 1.734% VRN 7/22/27	585,000	544,007
SOFR + 1.530% 1.898% VRN 7/23/31	1,240,000	1,083,005
SOFR + 1.220% 2.299% VRN 7/21/32	935,000	832,288
2.375% 6/19/24 EUR (d) (e)	150,000	171,684
2.375% 6/19/24 EUR (d) (e)	150,000	171,684
3 mo. USD LIBOR + .990% 2.496% VRN 2/13/31	1,735,000	1,594,964
SOFR + 2.150% 2.592% VRN 4/29/31	585,000	539,772
SOFR + 1.330% 2.972% VRN 2/04/33	845,000	792,901
3 mo. USD LIBOR + 1.040% 3.419% VRN 12/20/28	55,000	54,536
3 mo. USD LIBOR + 1.060% 3.559% VRN 4/23/27	495,000	497,018
3.950% 4/21/25	1,365,000	1,389,479
4.250% 10/22/26	700,000	721,463
Banque Federative du Credit Mutuel SA
0.750% 6/15/23 EUR (d) (e)	100,000	111,529
Barclays PLC
1 year CMT + 1.050% 2.279% VRN 11/24/27	295,000	274,261
SOFR + 2.714% 2.852% VRN 5/07/26	670,000	651,496
3 mo. USD LIBOR + 1.610% 3.932% VRN 5/07/25	475,000	479,228

The accompanying notes are an integral part of the financial statements.

20

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
BBVA Bancomer SA 5 year CMT + 2.650%
5.125% VRN 1/18/33 (d)	$300,000	$285,195
BNP Paribas SA
SOFR + 1.004% 1.323% VRN 1/13/27 (d)	890,000	811,366
3 mo. EURIBOR + 1.800% 2.125% VRN 1/23/27 EUR (d) (e)	300,000	338,619
SOFR + 1.218% 2.159% VRN 9/15/29 (d)	345,000	307,529
SOFR + 1.228% 2.591% VRN 1/20/28 (d)	680,000	640,882
2.875% 10/24/22 EUR (d) (e)	96,000	108,072
2.875% 9/26/23 EUR (d) (e)	153,000	176,139
4.500% 3/21/23 EUR (d) (e)	157,000	181,328
BPCE SA
0.375% 10/05/23 EUR (d) (e)	100,000	110,924
4.625% 7/18/23 EUR (d) (e)	100,000	116,256
CaixaBank SA
1.125% 1/12/23 EUR (d) (e)	100,000	111,594
1.125% 5/17/24 EUR (d) (e)	100,000	111,097
1.750% 10/24/23 EUR (d) (e)	100,000	112,793
5 year EUR Swap + 2.350% 2.750% VRN 7/14/28 EUR (d) (e)	200,000	224,742
Citigroup, Inc.
0.750% 10/26/23 EUR (d) (e)	110,000	122,374
SOFR + 1.167% 2.561% VRN 5/01/32	300,000	270,570
SOFR + 1.351% 3.057% VRN 1/25/33	575,000	538,898
SOFR + 1.280% 3.070% VRN 2/24/28	570,000	556,422
SOFR + 2.842% 3.106% VRN 4/08/26	475,000	471,488
Commerzbank AG
0.500% 8/28/23 EUR (d) (e)	142,000	157,528
1.500% 9/21/22 EUR (e)	18,000	20,067
Cooperatieve Rabobank UA
0.750% 8/29/23 EUR (d) (e)	100,000	111,764
2.375% 5/22/23 EUR (d) (e)	130,000	147,831
3.875% 7/25/23 EUR (d) (e)	118,000	136,968
4.125% 9/14/22 EUR (d) (e)	115,000	129,481
4.625% 5/23/29 GBP (d) (e)	150,000	212,594
Credit Agricole SA
0.875% 1/14/32 EUR (d) (e)	200,000	200,765
1.000% 9/16/24 EUR (d) (e)	200,000	223,206
Credit Suisse AG
1.000% 6/07/23 EUR (d) (e)	111,000	123,948

	Principal Amount	Value
Credit Suisse Group AG
1 mo. BPSW + 1.230% 2.125% VRN 9/12/25 GBP (d) (e)	$250,000	$319,387
SOFR + 3.730% 4.194% VRN 4/01/31 (d)	480,000	473,228
Danske Bank A/S
0.250% 11/28/22 EUR (d) (e)	109,000	120,937
0.875% 5/22/23 EUR (d) (e)	110,000	122,466
5 year EUR Swap + 1.700% 1.375% VRN 2/12/30 EUR (d) (e)	200,000	216,062
3 mo. USD LIBOR + 1.591% 3.244% VRN 12/20/25 (d)	1,040,000	1,025,706
1 year CMT + 1.450% 3.773% VRN 3/28/25 (d) (g)	355,000	356,079
3.875% 9/12/23 (d)	5,000	5,049
5.375% 1/12/24 (d)	200,000	206,340
Deutsche Bank AG
1.125% 8/30/23 EUR (d) (e)	114,000	127,807
2.375% 1/11/23 EUR (d) (e)	100,000	112,750
Discover Bank
4.650% 9/13/28	405,000	421,158
DNB Bank ASA
0.050% 11/14/23 EUR (d) (e)	109,000	119,905
DNB Boligkreditt AS
1.875% 11/21/22 EUR (d) (e)	100,000	112,138
The Goldman Sachs Group, Inc.
1.375% 7/26/22 EUR (d) (e)	118,000	131,179
1.375% 5/15/24 EUR (d) (e)	40,000	44,687
SOFR + .818% 1.542% VRN 9/10/27	605,000	553,691
1.625% 7/27/26 EUR (d) (e)	140,000	155,214
2.000% 7/27/23 EUR (d) (e)	130,000	147,039
SOFR + 1.248% 2.383% VRN 7/21/32	510,000	451,775
SOFR + 1.281% 2.615% VRN 4/22/32	1,550,000	1,408,937
SOFR + 1.264% 2.650% VRN 10/21/32	520,000	472,744
SOFR + 1.410% 3.102% VRN 2/24/33	685,000	645,749
3.250% 2/01/23 EUR (d) (e)	134,000	152,235
3.500% 11/16/26	745,000	747,969
SOFR + 1.846% 3.615% VRN 3/15/28	550,000	548,964
Heta Asset Resolution AG
2.375% 12/13/22 EUR (d) (e)	1,100,000	1,237,789
HSBC Continental Europe SA
0.600% 3/20/23 EUR (d) (e)	100,000	111,293
HSBC Holdings PLC
SOFR + 1.538% 1.645% VRN 4/18/26	940,000	885,514

The accompanying notes are an integral part of the financial statements.

21

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SOFR + 1.929% 2.099% VRN 6/04/26	$610,000	$580,780
SOFR + 1.430% 2.999% VRN 3/10/26	560,000	549,654
ING Groep NV
1.000% 9/20/23 EUR (d) (e)	100,000	111,884
SOFR + 1.005% 1.726% VRN 4/01/27	260,000	240,107
3.869% 3/28/26	235,000	236,250
Intesa Sanpaolo SpA
1.000% 7/04/24 EUR (d) (e)	300,000	332,365
2.125% 8/30/23 EUR (d) (e)	114,000	129,267
JP Morgan Chase & Co.
1.500% 10/26/22 EUR (d) (e)	111,000	124,013
SOFR + .885% 1.578% VRN 4/22/27	630,000	587,512
3. mo. TSFR + 1.105% 1.764% VRN 11/19/31	955,000	823,495
SOFR + 1.890% 2.182% VRN 6/01/28	675,000	634,248
SOFR + 1.510% 2.739% VRN 10/15/30	445,000	420,541
2.750% 2/01/23 EUR (d) (e)	114,000	129,186
SOFR + 1.170% 2.947% VRN 2/24/28 (f)	570,000	557,070
SOFR + 2.515% 2.956% VRN 5/13/31	2,320,000	2,171,097
SOFR + 1.260% 2.963% VRN 1/25/33	390,000	367,730
KBC Group NV
0.750% 10/18/23 EUR (d) (e)	100,000	111,355
Kookmin Bank
2.500% 11/04/30 (d)	200,000	177,883
Kreditanstalt fuer Wiederaufbau
4.700% 6/02/37 CAD (e)	65,000	59,863
4.700% 6/02/37 CAD (e)	75,000	69,073
Landsbankinn HF
0.375% 5/23/25 EUR (d) (e)	265,000	280,086
1.000% 5/30/23 EUR (d) (e)	100,000	110,703
Lloyds Bank Corporate Markets PLC
0.250% 10/04/22 EUR (d) (e)	100,000	110,887
Morgan Stanley
3 mo. EURIBOR + .698% 0.406% VRN 10/29/27 EUR (e)	100,000	104,739
3 mo. EURIBOR + .753% 0.637% VRN 7/26/24 EUR (e)	100,000	110,988
1.000% 12/02/22 EUR (e)	110,000	122,660
SOFR + .858% 1.512% VRN 7/20/27	730,000	671,919
SOFR + .879% 1.593% VRN 5/04/27	670,000	623,279

	Principal Amount	Value
1.875% 3/30/23 EUR (e)	$113,000	$127,344
SOFR + 1.020% 1.928% VRN 4/28/32	215,000	185,860
SOFR + 1.178% 2.239% VRN 7/21/32	460,000	408,914
SOFR + 1.290% 2.943% VRN 1/21/33	245,000	229,781
SOFR + 1.485% 3.217% VRN 4/22/42	165,000	151,938
National Australia Bank Ltd.
0.625% 11/10/23 EUR (d) (e)	56,000	62,236
2.750% 8/08/22 EUR (d) (e)	92,000	102,876
The Nationale-Nederlanden Bank NV
0.375% 2/26/25 EUR (d) (e)	100,000	108,519
Natwest Group PLC
2.500% 3/22/23 EUR (d) (e)	114,000	129,204
Nordea Bank Abp
1.000% 2/22/23 EUR (d) (e)	111,000	123,979
QNB Finance Ltd.
2.750% 2/12/27 (d)	800,000	778,555
Santander Holdings SOFR + 1.249%
2.490% VRN 1/06/28	365,000	341,038
Santander UK Group Holdings PLC
1.125% 9/08/23 EUR (d) (e)	111,000	123,983
1 year CMT + 1.250% 1.532% VRN 8/21/26	1,465,000	1,348,388
Shinhan Bank Co. Ltd.
3.875% 3/24/26 (d)	200,000	201,889
4.000% 4/23/29 (d)	500,000	505,050
Societe Generale SA
4.250% 7/13/22 EUR (d) (e)	100,000	112,010
Standard Chartered PLC
1 year CMT + 1.000% 1.456% VRN 1/14/27 (d) (f)	295,000	268,187
5 year EUR Swap + 2.800% 2.500% VRN 9/09/30 EUR (d) (e)	300,000	331,260
3 mo. USD LIBOR + 1.209% 2.819% VRN 1/30/26 (d)	200,000	194,706
1 year CMT + 1.650% 3.971% VRN 3/30/26 (d)	285,000	284,466
1 year CMT + 3.850% 4.644% VRN 4/01/31 (d)	2,030,000	2,093,397
The Toronto-Dominion Bank
0.625% 7/20/23 EUR (d) (e)	110,000	122,420
UBS Group AG
1 year CMT + 1.080% 1.364% VRN 1/30/27 (d)	235,000	216,153
1 year CMT + 1.100% 2.746% VRN 2/11/33 (d)	905,000	822,482
UniCredit SpA
2.000% 3/04/23 EUR (d) (e)	313,000	351,949

The accompanying notes are an integral part of the financial statements.

22

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
5 mo. EURIBOR ICE Swap + 4.739%, 4.875% VRN 2/20/29 EUR (d) (e)	$200,000	$229,276
Wells Fargo & Co.
1.500% 9/12/22 EUR (d) (e)	111,000	123,770
2.250% 5/02/23 EUR (d) (e)	114,000	129,095
SOFR + 2.100% 2.393% VRN 6/02/28	1,105,000	1,046,528
SOFR + 1.262% 2.572% VRN 2/11/31	1,225,000	1,136,592
2.625% 8/16/22 EUR (d) (e)	113,000	126,349
SOFR + 1.432% 2.879% VRN 10/30/30	2,145,000	2,038,940
SOFR + 2.530% 3.068% VRN 4/30/41	335,000	300,503
4.300% 7/22/27	290,000	301,065
		60,259,000
Beverages — 0.2%
Anheuser-Busch InBev Worldwide, Inc.
4.439% 10/06/48	215,000	224,948
4.500% 6/01/50	1,205,000	1,286,801
		1,511,749
Building Materials — 0.3%
Boral Finance Pty Ltd.
3.000% 11/01/22 (d)	170,000	170,058
3.750% 5/01/28 (d)	1,060,000	1,036,491
Cemex SAB de CV
3.875% 7/11/31 (d)	400,000	365,004
Cie de Saint-Gobain
1.750% 4/03/23 EUR (d) (e)	100,000	112,151
CRH Finance UK PLC
4.125% 12/02/29 GBP (d) (e)	150,000	212,811
HeidelbergCement Finance Luxembourg SA
0.500% 8/09/22 EUR (d) (e)	64,000	70,821
Holcim Finance Luxembourg SA
1.375% 5/26/23 EUR (d) (e)	111,000	123,990
Johnson Controls International PLC
1.000% 9/15/23 EUR (e)	111,000	123,766
		2,215,092
Chemicals — 0.3%
BASF SE
0.101% 6/05/23 EUR (d) (e)	100,000	110,529
Braskem Netherlands Finance BV
4.500% 1/31/30 (d)	300,000	290,337
Eastman Chemical Co.
1.500% 5/26/23 EUR (e)	111,000	123,745

	Principal Amount	Value
Equate Petrochemical BV
2.625% 4/28/28 (d)	$400,000	$370,500
4.250% 11/03/26 (d)	500,000	506,250
Evonik Industries AG
1.000% 1/23/23 EUR (d) (e)	84,000	93,427
LANXESS AG
2.625% 11/21/22 EUR (d) (e)	60,000	67,501
Methanex Corp.
5.125% 10/15/27	170,000	171,055
Westlake Corp.
1.625% 7/17/29 EUR (e)	675,000	719,650
		2,452,994
Commercial Services — 0.3%
Abertis Infraestructuras SA
3.000% 3/27/31 EUR (d) (e)	100,000	117,774
Adani Ports & Special Economic Zone Ltd.
4.200% 8/04/27 (d)	250,000	243,823
Holding d’Infrastructures de Transport SASU
0.625% 3/27/23 EUR (d) (e)	100,000	111,023
Transurban Finance Co.
2.450% 3/16/31 (d)	920,000	815,865
3.375% 3/22/27 (d)	560,000	556,618
Verisure Holding AB
3.875% 7/15/26 EUR (d) (e)	100,000	107,859
		1,952,962
Computers — 0.0%
Apple, Inc.
2.400% 8/20/50	130,000	107,188
Capgemini SE
2.500% 7/01/23 EUR (d) (e)	100,000	113,238
International Business Machines Corp.
0.375% 1/31/23 EUR (e)	109,000	121,020
		341,446
Diversified Financial Services — 1.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2.450% 10/29/26	525,000	485,484
3.000% 10/29/28	265,000	243,788
3.500% 1/15/25 (f)	150,000	147,152
4.450% 4/03/26	270,000	272,678
4.875% 1/16/24	540,000	547,715
6.500% 7/15/25	150,000	159,004
Avolon Holdings Funding Ltd.
2.528% 11/18/27 (d)	531,000	469,848
3.950% 7/01/24 (d)	125,000	124,698
4.250% 4/15/26 (d)	150,000	148,100

The accompanying notes are an integral part of the financial statements.

23

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
4.375% 5/01/26 (d)	$270,000	$266,682
Capital One Financial Corp.
1.650% 6/12/29 EUR (e)	300,000	317,272
SOFR + 1.790% 3.273% VRN 3/01/30	265,000	256,069
3.650% 5/11/27	510,000	511,390
3.750% 3/09/27	115,000	116,073
Discover Financial Services
4.100% 2/09/27	510,000	520,726
Encore Capital Group, Inc.
5.375% 2/15/26 GBP (d) (e)	140,000	182,532
FCA Bank SpA/Ireland
0.500% 9/18/23 EUR (d) (e)	109,000	120,581
0.500% 9/13/24 EUR (d) (e)	160,000	174,937
0.625% 11/24/22 EUR (d) (e)	109,000	121,057
Intercontinental Exchange, Inc.
2.650% 9/15/40	130,000	111,058
Iqera Group SAS
4.250% 9/30/24 EUR (d) (e)	100,000	108,778
LeasePlan Corp. NV
0.125% 9/13/23 EUR (e)	108,000	118,519
0.750% 10/03/22 EUR (d) (e)	109,000	121,112
5 mo. EURIBOR ICE Swap + 7.556%, 7.375% VRN EUR (a) (d) (e)	200,000	234,259
LSEGA Financing PLC
2.000% 4/06/28 (d)	1,225,000	1,117,698
2.500% 4/06/31 (d)	435,000	402,483
3.200% 4/06/41 (d)	200,000	180,146
Navient Corp.
6.750% 6/15/26	155,000	158,100
Visa, Inc.
2.000% 8/15/50	605,000	468,527
		8,206,466
Electric — 1.1%
Ausgrid Finance Pty Ltd.
3.850% 5/01/23 (d)	585,000	588,984
4.350% 8/01/28 (d)	260,000	265,425
DPL, Inc.
4.125% 7/01/25	105,000	104,282
E.ON International Finance BV
0.750% 11/30/22 EUR (d) (e)	79,000	87,684
E.ON SE
0.010% 9/29/22 EUR (d) (e)	53,000	58,658
0.010% 10/24/22 EUR (d) (e)	85,000	94,050
0.375% 4/20/23 EUR (d) (e)	104,000	115,366
Edison International
4.950% 4/15/25	30,000	30,739

	Principal Amount	Value
EDP - Energias de Portugal SA
2.875% 6/01/26 EUR (d) (e)	$200,000	$233,945
Enel Finance International NV
4.875% 4/17/23 EUR (d) (e)	120,000	139,600
5.000% 9/14/22 EUR (d) (e)	135,000	152,756
5.250% 9/29/23 EUR (e)	26,000	30,910
5.625% 8/14/24 GBP (d) (e)	150,000	211,600
Engie SA
0.375% 2/28/23 EUR (d) (e)	100,000	110,897
3.000% 2/01/23 EUR (d) (e)	84,000	95,370
Minejesa Capital BV
5.625% 8/10/37 (d)	300,000	273,189
NextEra Energy Capital Holdings, Inc.
2.440% 1/15/32	595,000	544,169
3.000% 1/15/52	550,000	468,479
NRG Energy, Inc.
4.450% 6/15/29 (d)	230,000	230,252
OmGrid Funding Ltd.
5.196% 5/16/27 (d)	425,000	419,734
Pacific Gas and Electric Co.
2.100% 8/01/27	540,000	485,998
2.500% 2/01/31	465,000	400,884
4.550% 7/01/30	510,000	506,088
Sempra Energy
3.700% 4/01/29	145,000	145,812
State Grid Overseas Investment BVI Ltd.
1.375% 5/02/25 EUR (d) (e)	100,000	110,326
TNB Global Ventures Capital Bhd
3.244% 10/19/26 (d)	380,000	375,888
Vistra Operations Co. LLC
3.550% 7/15/24 (d)	1,285,000	1,273,872
4.375% 5/01/29 (d)	250,000	236,250
		7,791,207
Electrical Components & Equipment — 0.0%
Schneider Electric SE
1.500% 9/08/23 EUR (d) (e)	100,000	112,363
Electronics — 0.1%
Arrow Electronics, Inc.
4.000% 4/01/25	375,000	380,993
Engineering & Construction — 0.1%
Cellnex Telecom SA
1.750% 10/23/30 EUR (d) (e)	200,000	193,222
Infrastrutture Wireless Italiane SpA
1.625% 10/21/28 EUR (d) (e)	155,000	160,371
		353,593

The accompanying notes are an integral part of the financial statements.

24

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Entertainment — 0.1%
Cirsa Finance International Sarl
6.250% 12/20/23 EUR (d) (e)	$84,917	$94,218
International Game Technology PLC
3.500% 6/15/26 EUR (d) (e)	100,000	111,194
3.500% 6/15/26 EUR (d) (e)	100,000	111,194
Magallanes, Inc.
3.755% 3/15/27 (d)	340,000	339,355
4.054% 3/15/29 (d)	255,000	256,454
		912,415
Environmental Controls — 0.0%
Madison IAQ LLC
4.125% 6/30/28 (d)	155,000	142,988
Food — 0.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertson’s LLC
3.250% 3/15/26 (d)	60,000	56,682
4.875% 2/15/30 (d)	60,000	58,350
Bellis Acquisition Co. PLC
3.250% 2/16/26 GBP (d) (e)	100,000	121,205
Carrefour SA
1.750% 7/15/22 EUR (d) (e)	110,000	121,785
Chobani LLC / Chobani Finance Corp., Inc.
4.625% 11/15/28 (d)	240,000	221,400
Danone SA
0.424% 11/03/22 EUR (d) (e)	100,000	110,863
Iceland Bondco PLC
4.625% 3/15/25 GBP (d) (e)	150,000	175,865
Mondelez International Holdings Netherlands BV
0.250% 9/09/29 EUR (d) (e)	198,000	198,826
Nestle Finance International Ltd.
0.750% 5/16/23 EUR (d) (e)	39,000	43,461
Tesco Corporate Treasury Services PLC
0.875% 5/29/26 EUR (d) (e)	150,000	160,750
		1,269,187
Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA
4.200% 1/29/30 (d)	1,500,000	1,503,765
Gas — 0.1%
APT Pipelines Ltd.
4.250% 7/15/27 (d)	885,000	909,010
Hand & Machine Tools — 0.0%
Humana, Inc.
3.700% 3/23/29	170,000	170,689

	Principal Amount	Value
Health Care – Products — 0.3%
Abbott Ireland Financing DAC
0.875% 9/27/23 EUR (d) (e)	$111,000	$123,900
Baxter International, Inc.
2.272% 12/01/28 (d)	345,000	320,244
Becton Dickinson Euro Finance Sarl
0.334% 8/13/28 EUR (e)	100,000	101,256
0.632% 6/04/23 EUR (e)	109,000	121,087
1.213% 2/12/36 EUR (e)	100,000	97,245
Medtronic Global Holdings SCA
0.375% 3/07/23 EUR (e)	160,000	177,701
0.375% 10/15/28 EUR (e)	100,000	103,840
Mozart Debt Merger Sub
3.875% 4/01/29 (d)	285,000	263,269
PerkinElmer, Inc.
1.900% 9/15/28	410,000	371,196
2.250% 9/15/31	220,000	194,479
3.300% 9/15/29	195,000	189,686
Thermo Fisher Scientific, Inc.
0.875% 10/01/31 EUR (e)	140,000	142,886
2.375% 4/15/32 EUR (e)	100,000	116,474
		2,323,263
Health Care – Services — 0.6%
Centene Corp.
2.450% 7/15/28	230,000	210,151
2.500% 3/01/31	485,000	429,225
2.625% 8/01/31	315,000	280,350
3.375% 2/15/30	515,000	484,100
4.250% 12/15/27	570,000	572,137
4.625% 12/15/29	875,000	885,500
Fresenius Medical Care AG & Co. KGaA
0.250% 11/29/23 EUR (d) (e)	72,000	79,157
Hca, Inc.
3.125% 3/15/27 (d)	235,000	229,958
3.375% 3/15/29 (d)	90,000	87,674
Humana, Inc.
4.875% 4/01/30	645,000	695,794
UnitedHealth Group, Inc.
2.000% 5/15/30	190,000	175,146
		4,129,192
Holding Company – Diversified — 0.0%
CK Hutchison Finance 16 Ltd.
1.250% 4/06/23 EUR (d) (e)	111,000	124,120
Insurance — 0.7%
AIA Group Ltd.
3.900% 4/06/28 (d)	640,000	652,602

The accompanying notes are an integral part of the financial statements.

25

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Allianz SE 10 mo. EURIBOR ICE Swap + 3.200%
3.375% VRN EUR (a) (d) (e)	$400,000	$458,028
Berkshire Hathaway Finance Corp.
2.375% 6/19/39 GBP (e)	300,000	364,526
2.500% 1/15/51	175,000	141,132
Berkshire Hathaway Financial Co.
1.500% 3/18/30 EUR (e)	167,000	183,886
Berkshire Hathaway, Inc.
0.750% 3/16/23 EUR (e)	160,000	178,057
CNO Financial Group, Inc.
5.250% 5/30/25	217,000	225,352
CNP Assurances
1.875% 10/20/22 EUR (d) (e)	100,000	111,597
Equitable Holdings, Inc.
4.350% 4/20/28	1,150,000	1,176,613
Hannover Rueck SE 3 mo. EURIBOR + 3.000%
1.750% VRN 10/08/40 EUR (d) (e)	300,000	307,335
Legal & General Group PLC 5 Year UK Gilt + 4.580%
5.375% VRN 10/27/45 GBP (d) (e)	185,000	258,710
Marsh & McLennan Cos., Inc.
2.250% 11/15/30	185,000	168,898
MGIC Investment Corp.
5.250% 8/15/28	95,000	93,851
Trinity Acquisition PLC
4.400% 3/15/26	545,000	563,651
XLIT Ltd. 3 mo. EURIBOR + 2.900%
3.250% VRN 6/29/47 EUR (e)	100,000	113,610
		4,997,848
Internet — 0.2%
Alphabet, Inc.
2.050% 8/15/50	625,000	492,703
Booking Holdings, Inc.
2.150% 11/25/22 EUR (e)	100,000	111,605
MercadoLibre, Inc.
3.125% 1/14/31	200,000	174,270
Netflix, Inc.
4.625% 5/15/29 EUR (e)	200,000	249,504
United Group BV
4.625% 8/15/28 EUR (d) (e)	100,000	103,369
		1,131,451
Investment Companies — 0.1%
Criteria Caixa SA
1.500% 5/10/23 EUR (d) (e)	100,000	112,074

	Principal Amount	Value
JAB Holdings BV
2.000% 5/18/28 EUR (d) (e)	$300,000	$328,208
		440,282
Iron & Steel — 0.0%
ABJA Investment Co. Pte Ltd.
5.450% 1/24/28 (d)	200,000	206,253
Leisure Time — 0.1%
Carnival Corp.
4.000% 8/01/28 (d)	185,000	172,050
Deuce Finco Plc
5.500% 6/15/27 GBP (d) (e)	100,000	125,459
Royal Caribbean Cruises Ltd.
10.875% 6/01/23 (d)	155,000	164,932
		462,441
Lodging — 0.0%
Las Vegas Sands Corp.
3.500% 8/18/26	210,000	198,096
Machinery – Diversified — 0.1%
Highland Holdings Sarl
0.318% 12/15/26 EUR (e)	122,000	127,120
TK Elevator Midco GmbH
4.375% 7/15/27 EUR (d) (e)	100,000	109,131
TK Elevator US Newco, Inc.
5.250% 7/15/27 (d)	285,000	282,928
		519,179
Media — 0.7%
Altice Financing SA
4.250% 8/15/29 EUR (d) (e)	100,000	98,506
Bertelsmann SE & Co. KGaA
2.625% 8/02/22 EUR (d) (e)	100,000	111,625
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250% 2/01/31 (d)	235,000	213,263
5.375% 6/01/29 (d)	80,000	80,000
Charter Communications Operating LLC/Charter Communications Operating Capital
2.250% 1/15/29	355,000	319,909
2.800% 4/01/31	1,060,000	955,502
4.200% 3/15/28	485,000	490,530
4.800% 3/01/50	145,000	137,670
5.125% 7/01/49	215,000	213,435
5.750% 4/01/48	45,000	47,820
6.484% 10/23/45	105,000	119,639
Comcast Corp.
2.887% 11/01/51 (d)	1,440,000	1,213,234
3.250% 11/01/39	835,000	792,204

The accompanying notes are an integral part of the financial statements.

26

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
DISH DBS Corp.
5.750% 12/01/28 (d)	$180,000	$170,325
Sirius XM Radio, Inc.
4.000% 7/15/28 (d)	155,000	147,250
TDF Infrastructure SASU
2.875% 10/19/22 EUR (d) (e)	100,000	111,535
Ziggo BV
2.875% 1/15/30 EUR (d) (e) (f)	100,000	100,945
		5,323,392
Mining — 0.0%
Arconic Corp.
6.125% 2/15/28 (d)	165,000	165,555
Hudbay Minerals, Inc.
6.125% 4/01/29 (d) (f)	145,000	149,350
		314,905
Miscellaneous - Manufacturing — 0.1%
Siemens Financieringsmaatschappij NV
0.010% 2/20/23 EUR (d) (e)	100,000	110,743
0.375% 9/06/23 EUR (d) (e)	107,000	118,752
1.700% 3/11/28 (d)	250,000	230,567
		460,062
Oil & Gas — 1.2%
Aker BP ASA
2.875% 1/15/26 (d)	180,000	175,189
BP Capital Markets PLC
1.109% 2/16/23 EUR (d) (e)	150,000	167,600
2.213% 9/25/26 EUR (d) (e)	160,000	184,954
Continental Resources, Inc.
5.750% 1/15/31 (d)	160,000	175,008
Diamondback Energy, Inc.
3.250% 12/01/26	545,000	544,955
Ecopetrol SA
4.625% 11/02/31	300,000	272,505
Eni SpA
3.250% 7/10/23 EUR (d) (e)	117,000	134,263
4.750% 9/12/28 (d)	875,000	915,226
EQT Corp.
5.000% 1/15/29	130,000	134,204
7.500% STEP 2/01/30	85,000	98,425
Leviathan Bond Ltd.
6.500% 6/30/27 (d)	300,000	306,950
Occidental Petroleum Corp.
8.500% 7/15/27	225,000	266,337
8.875% 7/15/30	225,000	288,000
OMV AG
0.010% 6/16/23 EUR (d) (e)	71,000	78,369

	Principal Amount	Value
Petroleos Mexicanos
5.125% 3/15/23 EUR (d) (e)	$850,000	$959,495
PTTEP Treasury Center Co. Ltd.
2.587% 6/10/27 (d)	570,000	545,906
Reliance Industries Ltd.
3.667% 11/30/27 (d)	600,000	596,766
Thaioil Treasury Center Co. Ltd.
4.625% 11/20/28 (d)	330,000	334,768
TotalEnergies Capital International SA
2.125% 3/15/23 EUR (d) (e)	100,000	113,048
Wintershall Dea Finance BV
0.452% 9/25/23 EUR (d) (e)	100,000	107,671
Woodside Finance Ltd.
3.700% 9/15/26 (d)	2,000,000	2,007,773
		8,407,412
Packaging & Containers — 0.1%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC
3.000% 9/01/29 EUR (d) (e)	180,000	177,401
Graphic Packaging International LLC
2.625% 2/01/29 EUR (d) (e)	100,000	103,605
Trivium Packaging Finance BV
3.750% 8/15/26 EUR (d) (e)	100,000	108,203
		389,209
Pharmaceuticals — 1.6%
AbbVie, Inc.
2.950% 11/21/26	410,000	407,298
3.200% 11/21/29	340,000	335,718
4.050% 11/21/39	270,000	276,836
4.250% 11/21/49	325,000	337,338
4.700% 5/14/45	530,000	575,157
4.875% 11/14/48	1,210,000	1,366,874
Astrazeneca Finance LLC
1.750% 5/28/28	445,000	410,807
Bausch Health Cos., Inc.
4.875% 6/01/28 (d)	40,000	38,300
Bayer Capital Corp. BV
0.625% 12/15/22 EUR (d) (e)	100,000	110,999
1.250% 11/13/23 EUR (d) (e)	56,000	62,706
Becton Dickinson and Co.
1.957% 2/11/31	645,000	569,877
2.823% 5/20/30	1,610,000	1,532,030
3.020% 5/24/25 GBP (e)	150,000	199,215
3.700% 6/06/27	899,000	913,389
3.794% 5/20/50 (f)	390,000	377,688
4.669% 6/06/47	460,000	500,800

The accompanying notes are an integral part of the financial statements.

27

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Cardinal Health, Inc.
4.368% 6/15/47	$440,000	$437,454
4.500% 11/15/44	95,000	93,826
4.900% 9/15/45	105,000	108,531
Cigna Corp.
3.400% 3/01/27	325,000	328,339
CVS Health Corp.
5.050% 3/25/48	1,075,000	1,219,921
Eli Lilly & Co.
2.250% 5/15/50	180,000	145,895
GlaxoSmithKline Capital PLC
0.125% 5/12/23 EUR (d) (e)	100,000	110,757
Merck Financial Services GmbH
1.375% 9/01/22 EUR (d) (e)	48,000	53,237
Roche Finance Europe BV
0.500% 2/27/23 EUR (d) (e)	92,000	102,284
Sanofi
0.500% 3/21/23 EUR (d) (e)	100,000	111,152
2.500% 11/14/23 EUR (d) (e)	100,000	114,227
Takeda Pharmaceutical Co. Ltd.
2.250% 11/21/26 EUR (d) (e)	270,000	309,916
Teva Pharmaceutical Finance Netherlands BV
6.000% 1/31/25 EUR (e)	100,000	115,603
Teva Pharmaceutical Finance Netherlands III BV
7.125% 1/31/25	200,000	210,388
		11,476,562
Pipelines — 1.8%
Boardwalk Pipelines LP
3.400% 2/15/31	990,000	936,409
4.950% 12/15/24	1,415,000	1,462,273
Cameron LNG LLC
3.302% 1/15/35 (d)	200,000	187,755
Cheniere Corpus Christi Holdings LLC
3.700% 11/15/29	465,000	463,605
5.125% 6/30/27	140,000	149,436
5.875% 3/31/25	760,000	802,857
7.000% 6/30/24	290,000	308,764
Cheniere Energy Partners LP
3.250% 1/31/32 (d)	95,000	86,450
Cheniere Energy, Inc.
4.625% 10/15/28	305,000	307,290
DCP Midstream Operating LP
6.750% 9/15/37 (d)	160,000	187,600
Energy Transfer LP
2.900% 5/15/25	185,000	181,167
4.500% 4/15/24	105,000	107,509
5.000% 5/15/50	90,000	91,021

	Principal Amount	Value
5.500% 6/01/27	$355,000	$381,378
5.875% 1/15/24	600,000	625,435
6.000% 6/15/48	780,000	864,246
6.250% 4/15/49	105,000	120,431
Gray Oak Pipeline LLC
2.000% 9/15/23 (d)	55,000	54,213
2.600% 10/15/25 (d)	170,000	163,233
3.450% 10/15/27 (d)	70,000	67,470
NuStar Logistics LP
5.750% 10/01/25	200,000	203,750
Sabine Pass Liquefaction LLC
4.500% 5/15/30	95,000	99,360
5.000% 3/15/27	290,000	307,226
5.875% 6/30/26	1,715,000	1,856,089
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
7.500% 10/01/25 (d)	195,000	205,337
Targa Resources Corp. Co.
4.950% 4/15/52 (g)	210,000	213,843
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.000% 1/15/32	125,000	120,111
4.875% 2/01/31	25,000	25,250
6.875% 1/15/29	185,000	198,294
Transcanada Trust 3 mo. CDOR + 3.080%
4.650% VRN 5/18/77 CAD (e)	650,000	499,955
Transcontinental Gas Pipe Line Co. LLC
4.000% 3/15/28	125,000	127,960
4.600% 3/15/48	110,000	117,413
Venture Global Calcasieu Pass LLC
3.875% 8/15/29 (d)	55,000	53,395
3.875% 11/01/33 (d)	180,000	171,963
4.125% 8/15/31 (d)	65,000	63,775
The Williams Cos., Inc.
3.750% 6/15/27	1,170,000	1,184,521
		12,996,784
Real Estate — 0.3%
Akelius Residential Property AB
1.750% 2/07/25 EUR (d) (e)	170,000	189,463
Blackstone Property Partners Europe Holdings SARL
0.500% 9/12/23 EUR (d) (e)	100,000	109,952
1.750% 3/12/29 EUR (d) (e)	280,000	289,502
Country Garden Holdings Co. Ltd.
5.125% 1/17/25 (d)	250,000	192,500
Dar Al-Arkan Sukuk Co. Ltd.
6.750% 2/15/25 (d)	300,000	300,606

The accompanying notes are an integral part of the financial statements.

28

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
EMG SUKUK Ltd.
4.564% 6/18/24 (d)	$200,000	$202,000
Howard Hughes Corp.
4.125% 2/01/29 (d)	250,000	234,565
5.375% 8/01/28 (d)	45,000	45,179
Samhallsbyggnadsbolaget i Norden AB
1.000% 8/12/27 EUR (d) (e)	260,000	250,962
Sun Hung Kai Properties Capital Market Ltd.
2.875% 1/21/30 (d)	600,000	575,100
Vonovia Finance BV
2.250% 12/15/23 EUR (d) (e)	100,000	113,752
		2,503,581
Real Estate Investment Trusts (REITS) — 2.2%
American Campus Communities Operating Partnership LP
2.850% 2/01/30	810,000	759,609
3.300% 7/15/26	405,000	403,247
3.625% 11/15/27	1,045,000	1,037,660
American Tower Corp.
0.875% 5/21/29 EUR (e)	150,000	151,675
Boston Properties LP
2.900% 3/15/30	785,000	742,972
Brixmor Operating Partnership LP
4.050% 7/01/30	485,000	486,679
4.125% 6/15/26	2,000,000	2,039,368
4.125% 5/15/29	160,000	164,129
Crown Castle International Corp.
2.250% 1/15/31	1,830,000	1,613,335
2.900% 3/15/27	135,000	130,708
3.800% 2/15/28	665,000	665,134
Digital Dutch Finco BV
0.125% 10/15/22 EUR (d) (e)	108,000	119,584
Essex Portfolio LP
1.650% 1/15/31	380,000	323,718
4.000% 3/01/29	760,000	783,738
Extra Space Storage LP
2.350% 3/15/32	775,000	680,254
GLP Capital LP/GLP Financing II, Inc.
3.350% 9/01/24	125,000	124,229
Healthcare Realty Trust, Inc.
2.050% 3/15/31 (f)	230,000	200,106
3.625% 1/15/28	850,000	843,287
Highwoods Realty LP
3.050% 2/15/30	675,000	641,375
4.125% 3/15/28	405,000	411,190
Inmobiliaria Colonial Socimi SA
1.625% 11/28/25 EUR (d) (e)	200,000	222,967

	Principal Amount	Value
Klepierre SA
1.000% 4/17/23 EUR (d) (e)	$100,000	$111,330
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.
5.750% 2/01/27	55,000	58,094
Prologis LP
2.250% 6/30/29 GBP (e)	150,000	190,080
Realty Income Corp.
3.950% 8/15/27	650,000	668,724
Regency Centers LP
3.600% 2/01/27	305,000	308,771
4.125% 3/15/28	815,000	841,777
SBA Tower Trust
1.840% 4/15/27 (d)	635,000	580,727
2.593% 10/15/31 (d)	515,000	469,082
Scentre Group Trust 1 / Scentre Group Trust 2
1.375% 3/22/23 EUR (d) (e)	111,000	123,882
		15,897,431
Retail — 0.6%
Bath & Body Works, Inc.
6.625% 10/01/30 (d)	210,000	220,826
The Home Depot, Inc.
2.375% 3/15/51	351,000	281,258
JMH Co Ltd.
2.500% 4/09/31 (d)	599,000	540,805
Lowe S Cos., Inc.
3.350% 4/01/27	45,000	45,307
3.750% 4/01/32	200,000	202,319
Next Group PLC
3.625% 5/18/28 GBP (d) (e)	250,000	335,033
PetSmart, Inc. / PetSmart Finance Corp.
4.750% 2/15/28 (d)	255,000	246,993
QVC, Inc.
4.375% 3/15/23	1,750,000	1,755,967
Ross Stores, Inc.
1.875% 4/15/31	495,000	430,424
Yum Brands, Inc.
5.375% 4/01/32 (g)	250,000	250,320
		4,309,252
Savings & Loans — 0.1%
Nationwide Building Society
3 mo. EURIBOR + .930% 1.500% VRN 3/08/26 EUR (d) (e)	140,000	155,083
5 year EUR Swap + 1.500% 2.000% VRN 7/25/29 EUR (d) (e)	150,000	167,029

The accompanying notes are an integral part of the financial statements.

29

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SOFR + 1.290% 2.972% VRN 2/16/28 (d)	$400,000	$381,177
		703,289
Semiconductors — 0.4%
Asml Holding NV
0.625% 7/07/22 EUR (d) (e)	100,000	110,696
1.625% 5/28/27 EUR (d) (e)	100,000	113,522
Infineon Technologies AG
1.125% 6/24/26 EUR (d) (e)	400,000	441,813
Micron Technology, Inc.
4.185% 2/15/27	277,000	284,250
4.975% 2/06/26	435,000	455,606
NXP BV / NXP Funding LLC
5.350% 3/01/26 (d)	1,115,000	1,184,187
NXP BV / NXP Funding LLC / NXP USA, Inc.
2.700% 5/01/25 (d)	45,000	43,707
3.150% 5/01/27 (d)	95,000	92,317
		2,726,098
Software — 0.2%
Fidelity National Information Services, Inc.
0.125% 12/03/22 EUR (e)	109,000	120,695
0.750% 5/21/23 EUR (e)	110,000	122,316
Fiserv, Inc.
3.000% 7/01/31 GBP (e)	250,000	323,059
Oracle Corp.
2.300% 3/25/28	355,000	324,831
SAP SE
1.125% 2/20/23 EUR (d) (e)	106,000	118,267
Workday, Inc.
3.500% 4/01/27 (g)	90,000	90,178
3.700% 4/01/29 (g)	110,000	110,134
		1,209,480
Telecommunications — 1.9%
Altice France SA
3.375% 1/15/28 EUR (d) (e)	135,000	135,171
5.500% 1/15/28 (d)	290,000	268,917
America Movil SAB de CV
5.750% 6/28/30 GBP (e)	140,000	221,484
AT&T, Inc.
1.650% 2/01/28	415,000	378,806
2.300% 6/01/27	450,000	428,668
2.500% 3/15/23 EUR (e)	113,000	127,186
2.750% 6/01/31	205,000	192,252
4.300% 2/15/30	275,000	290,593
C&W Senior Financing DAC
6.875% 9/15/27 (d)	200,000	198,500

	Principal Amount	Value
Chorus Ltd.
1.125% 10/18/23 EUR (d) (e)	$100,000	$111,546
CK Hutchison Group Telecom Finance SA
0.375% 10/17/23 EUR (d) (e)	109,000	119,858
Deutsche Telekom International Finance BV
0.625% 4/03/23 EUR (d) (e)	112,000	124,648
4.250% 7/13/22 EUR (d) (e)	80,000	89,597
HKT Capital No 4 Ltd.
3.000% 7/14/26 (d)	800,000	785,306
NBN Co., Ltd.
2.625% 5/05/31 (d)	480,000	436,035
NTT Finance Corp.
1.591% 4/03/28 (d)	765,000	691,822
Ooredoo International Finance Co.
2.625% 4/08/31 (d)	225,000	210,914
Orange SA
0.750% 9/11/23 EUR (d) (e)	100,000	111,472
0.875% 2/03/27 EUR (d) (e)	200,000	218,310
PLT VII Finance Sarl
4.625% 1/05/26 EUR (d) (e)	100,000	109,071
Rogers Communications, Inc.
3.200% 3/15/27 (d)	380,000	375,041
3.800% 3/15/32 (d)	295,000	292,255
4.550% 3/15/52 (d)	145,000	144,853
Sprint Capital Corp.
6.875% 11/15/28	155,000	179,805
T-Mobile USA, Inc.
3.750% 4/15/27	2,560,000	2,577,451
Tele2 AB
0.750% 3/23/31 EUR (d) (e)	130,000	127,942
Telefonica Emisiones SA
2.242% 5/27/22 EUR (d) (e)	200,000	221,970
3.987% 1/23/23 EUR (d) (e)	100,000	114,339
Telstra Corp. Ltd.
3.500% 9/21/22 EUR (d) (e)	114,000	128,242
Verizon Communications, Inc.
1.300% 5/18/33 EUR (e)	190,000	198,461
2.100% 3/22/28	365,000	340,823
2.650% 11/20/40	530,000	451,311
2.987% 10/30/56	910,000	748,522
4.329% 9/21/28	520,000	549,547
4.750% 11/01/41	165,000	181,504
Vmed O2 UK Financing I PLC
4.500% 7/15/31 GBP (d) (e)	155,000	186,868
4.500% 7/15/31 GBP (d) (e)	150,000	180,840
Vodafone Group PLC
1.750% 8/25/23 EUR (d) (e)	113,000	127,804

The accompanying notes are an integral part of the financial statements.

30

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
4.875% 6/19/49	$700,000	$761,349
5.250% 5/30/48	848,000	949,213
		14,088,296
Toys, Games & Hobbies — 0.0%
Hasbro, Inc.
3.550% 11/19/26	245,000	243,766
Transportation — 0.1%
Canadian Pacific Railway Co.
3.100% 12/02/51	370,000	326,936
Deutsche Post AG
2.750% 10/09/23 EUR (d) (e)	62,000	71,235
InPost SA
2.250% 7/15/27 EUR (d) (e)	100,000	101,301
		499,472
Water — 0.0%
Veolia Environnement SA
0.314% 10/04/23 EUR (d) (e)	100,000	110,670

TOTAL CORPORATE DEBT (Cost $210,359,920)		199,909,319

MUNICIPAL OBLIGATIONS — 0.1%
Commonwealth of Puerto Rico
General Obligation, 0.000% 7/01/24	11,430	10,430
General Obligation, 0.000% 7/01/33	28,594	16,513
General Obligation, 0.010% 11/01/43	417,080	224,181
General Obligation, 4.000% 7/01/33	22,219	21,691
General Obligation, 4.000% 7/01/35	19,972	19,273
General Obligation, 4.000% 7/01/37	17,141	16,458
General Obligation, 4.000% 7/01/41	23,306	22,132
General Obligation, 4.000% 7/01/46	24,238	22,800
General Obligation, 5.250% 7/01/23	24,816	25,418
General Obligation, 5.375% 7/01/25	24,746	26,108
General Obligation, 5.625% 7/01/27	24,522	26,775
General Obligation, 5.625% 7/01/29	24,124	26,903
General Obligation, 5.750% 7/01/31	23,432	26,689

TOTAL MUNICIPAL OBLIGATIONS (Cost $503,065)		485,371

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 10.6%
Auto Floor Plan Asset-Backed Securities — 0.1%
Ford Credit Floorplan Master Owner Trust A, Series 2020-2, Class B
1.320% 9/15/27	410,000	395,238

	Principal Amount	Value
Automobile Asset-Backed Securities — 0.8%
AmeriCredit Automobile Receivables Trust, Series 2020-3, Class D
1.490% 9/18/26	$275,000	$262,619
CarMax Auto Owner Trust, Series 2022-1, Class D
2.470% 7/17/28	280,000	268,644
Exeter Automobile Receivables Trust
Series 2021-2A, Class D, 1.400% 4/15/27	235,000	223,399
Series 2022-1A, Class D, 3.020% 6/15/28	995,000	971,628
GM Financial Automobile Leasing Trust, Series 2020-3, Class C
1.110% 10/21/24	305,000	301,928
GMF Floorplan Owner Revolving Trust, Series 2020-2, Class C
1.310% 10/15/25 (d)	290,000	281,766
Navistar Financial Dealer Note Master Trust, Series 2020-1, Class C, 1 mo. USD LIBOR + 2.150%
2.607% FRN 7/25/25 (d)	270,000	270,965
Santander Bank NA - SBCLN, Series 2021-1A, Class B
1.833% 12/15/31 (d)	215,330	211,446
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class D
1.570% 1/15/27 (d)	735,000	694,383
Santander Drive Auto Receivables Trust, Series 2021-4, Class D
1.670% 10/15/27	310,000	292,901
Santander Retail Auto Lease Trust
Series 2021-A, Class D, 1.380% 3/22/27 (d)	715,000	683,328
Series 2019-B, Class D, 3.310% 6/20/24 (d)	715,000	717,827
World Omni Auto Receivables Trust, Series 2018-B, Class B
3.170% 1/15/25	200,000	200,653
		5,381,487
Commercial Mortgage-Backed Securities — 2.8%
Austin Fairmont Hotel Trust, Series 2019-FAIR, Class B, 1 mo. USD LIBOR + 1.250%
1.647% FRN 9/15/32 (d)	235,000	230,899
Aventura Mall Trust, Series 2018-AVM, Class A,
4.112% VRN 7/05/40 (d) (h)	380,000	387,935

The accompanying notes are an integral part of the financial statements.

31

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Barclays Commercial Mortgage Trust, Series 2019-BWAY, Class D, 1 mo. USD LIBOR + 2.160%
2.557% FRN 11/15/34 (d)	$245,000	$238,297
Benchmark Mortgage Trust, Series 2018-B1, Class AM,
3.878% VRN 1/15/51 (h)	290,000	292,431
BX Commercial Mortgage Trust, Series 2021-21M, Class C, 1 mo. USD LIBOR + 1.177%
1.574% FRN 10/15/36 (d)	340,000	326,506
BX Trust
Series 2021-LGCY, Class C, 1 mo. USD LIBOR + 1.004% 1.401% FRN 10/15/23 (d)	385,000	367,434
Series 2021-ARIA, Class B, 1 mo. USD LIBOR + 1.297% 1.694% FRN 10/15/36 (d)	475,000	465,360
Bxsc Commercial Mortgage Trust
2.342% 3/15/35	920,000	912,235
Series 2022, Class C, 2.641% 3/15/35	170,000	168,512
Cantor Commercial Real Estate Lending, Series 2019-CF2, Class B
3.267% 11/15/52	295,000	283,116
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class D, 3.518% VRN 5/10/35 (d) (h)	315,000	309,009
Series 2013-375P, Class C, 3.518% VRN 5/10/35 (d) (h)	390,000	385,239
Series 2017-C4, Class AS, 3.764% 10/12/50	520,000	514,614
Cold Storage Trust, Series 2020-ICE5, Class C, 1 mo. USD LIBOR + 1.650%
2.047% FRN 11/15/37 (d)	285,067	281,148
Commercial Mortgage Pass-Through Certificates, Series 2015-CR26, Class B,
4.478% VRN 10/10/48 (h)	627,000	633,321
Commercial Mortgage Trust, Series 2015-LC23, Class AM,
4.158% VRN 10/10/48 (h)	1,650,000	1,646,560
Credit Suisse Mortgage Trust
Series 2020-NET, Class A, 2.257% 8/15/37 (d)	298,544	283,054
Series 2020-NET, Class C, 3.526% 8/15/37 (d)	480,000	460,797
CSAIL Commercial Mortgage Trust, Series 2019-C17, Class AS
3.278% 9/15/52	285,000	273,794

	Principal Amount	Value
DC Office Trust, Series 2019-MTC, Class D,
3.072% VRN 9/15/45 (d) (h)	$520,000	$452,215
Great Wolf Trust
Series 2019-WOLF, Class A, 1 mo. USD LIBOR + 1.034% 1.431% FRN 12/15/36 (d)	710,000	700,687
Series 2019-WOLF, Class C, 1 mo. USD LIBOR + 1.633% 2.030% FRN 12/15/36 (d)	435,000	426,304
Series 2019-WOLF, Class D, 1 mo. USD LIBOR + 1.933% 2.330% FRN 12/15/36 (d)	820,000	799,509
GS Mortgage Securities Trust
Series 2019-GSA1, Class B, 3.511% 11/10/52	870,000	839,800
Series 2015-GC28, Class AS, 3.759% 2/10/48	400,000	394,869
Hilton Orlando Trust, Series 2018-ORL, Class B, 1 mo. USD LIBOR + 1.200%
1.597% FRN 12/15/34 (d)	715,000	703,383
Independence Plaza Trust, Series 2018-INDP, Class A
3.763% 7/10/35 (d)	845,000	839,733
InTown Hotel Portfolio Trust, Series 2018-STAY, Class C, 1 mo. USD LIBOR + 1.650%
2.047% FRN 1/15/33 (d)	500,000	496,898
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class AFX
4.248% 7/05/33 (d)	115,000	116,139
Manhattan West Mortgage Trust, Series 2020-1MW, Class D,
2.335% VRN 9/10/39 (d) (h)	290,000	257,479
Morgan Stanley Capital I Trust, Series 2018-H4, Class A4
4.310% 12/15/51	1,015,000	1,059,930
SMRT, Series 2022-MINI, Class C, 1 mo.TSFR + 1.550%
1.852% FRN 1/15/39 (d)	580,000	569,849
VNDO Trust,
3.903% VRN 1/10/35 (d) (h)	750,000	721,640
Wells Fargo Commercial Mortgage Trust
Series 2021-SAVE, Class C, 1 mo. USD LIBOR + 1.800% 2.197% FRN 2/15/40 (d)	368,154	359,976
Series 2019-JWDR, Class A, 2.501% VRN 9/15/31 (d) (h)	710,000	671,384
Series 2014-LC18, Class AS, 3.808% 12/15/47	1,695,000	1,670,472

The accompanying notes are an integral part of the financial statements.

32

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2017-C39, Class B, 4.025% 9/15/50	$1,010,000	$1,007,918
		20,548,446
Other Asset-Backed Securities — 3.3%
522 Funding CLO 2019-5 Ltd.
Series 2019-5A, Class AR, 3 mo.TSFR + 1.330% 1.552% FRN 4/15/35 (d)	825,000	823,050
Series 2019-5A, Class BR, 3 mo.TSFR + 1.850% 2.072% FRN 4/15/35 (d)	465,000	462,739
AGL CLO 17 Ltd., Series 2022-17A, Class A, 3 mo.TSFR3 + 1.330%
1.574% FRN 1/21/35 (d)	630,000	627,808
Amur Equipment Finance Receivables X LLC, Series 2022-1A, Class C
2.370% 4/20/28 (d)	175,000	168,773
Applebee’s Funding LLC/IHOP Funding LLC, Series 2019-1A, Class A2I
4.194% 6/05/49 (d)	1,386,000	1,390,683
Bayview Mortgage Fund IV Trust, Series 2017-RT3, Class A,
3.500% VRN 1/28/58 (d) (h)	325,265	316,461
Benefit Street Partners CLO Ltd., Series 2020-20A, Class AR, 3 mo. USD LIBOR + 1.170%
1.411% FRN 7/15/34 (d)	470,000	466,098
Carlyle U.S. CLO Ltd., Series 2019-4A, Class A11R, 3 mo.TSFR + 1.320%
1.553% FRN 4/15/35 (d)	865,000	861,966
CBAM Ltd., Series 2019-9A, Class A, 3 mo. USD LIBOR + 1.280%
1.521% FRN 2/12/30 (d)	1,230,000	1,225,911
Cedar Funding VIII Clo Ltd., Series 2017-8A, Class A1R, 3 mo. USD LIBOR + 1.150%
1.391% FRN 10/17/34 (d)	490,000	486,841
CIFC Funding Ltd.
Series 2021-3A, Class A, 3 mo. USD LIBOR + 1.140% 1.381% FRN 7/15/36 (d)	585,000	581,661
Series 2020-3A, Class A1R, 3 mo. USD LIBOR + 1.130% 1.384% FRN 10/20/34 (d)	610,000	604,093
Series 2020-1A, Class A1R, 3 mo. USD LIBOR + 1.150% 1.391% FRN 7/15/36 (d)	925,000	919,234

	Principal Amount	Value
Cologix Canadian Issuer LP, Series 2022-1CAN, Class A2
4.940% 1/25/52 CAD (d)	$275,000	$212,461
DB Master Finance LLC, Series 2021-1A, Class A2I
2.045% 11/20/51 (d)	793,013	734,904
Driven Brands Funding LLC
Series 2020-2A, Class A2, 3.237% 1/20/51 (d)	559,350	525,113
Series 2020-1A, Class A2, 3.786% 7/20/50 (d)	270,875	257,632
Dryden 86 CLO Ltd., Series 2020-86A, Class A1R, 3 mo. USD LIBOR + 1.100%
1.341% FRN 7/17/34 (d)	600,000	595,937
Hardee’s Funding LLC
Series 2021-1A, Class A2, 2.865% 6/20/51 (d)	297,750	271,593
Series 2018-1A, Class AII, 4.959% 6/20/48 (d)	313,625	316,088
Hilton Grand Vacations Trust, Series 2020-AA, Class A
2.740% 2/25/39 (d)	231,187	225,696
HPEFS Equipment Trust
Series 2022-1A, Class C, 1.960% 5/21/29 (d)	330,000	318,922
Series 2022-1A, Class D, 2.400% 11/20/29 (d)	350,000	335,072
HPS Loan Management, Series 11A-17, Class BR, 3 mo. USD LIBOR + 1.550%
1.865% FRN 5/06/30 (d)	265,000	260,899
Jack in the Box Funding LLC, Series 2022-1A, Class A2I
3.445% 2/26/52 (d)	1,190,000	1,138,188
Kings Park CLO Ltd., Series 2021-1A, Class A, 3 mo. USD LIBOR + 1.130%
1.478% FRN 1/21/35 (d)	610,000	605,200
Madison Park Funding XXXIII Ltd., Series 2019-33A, Class AR, 3 mo.TSFR + 1.290%
1.449% FRN 10/15/32 (d)	465,000	463,380
Morgan Stanley Eaton Vance CLO, Series 2021-1A, Class B, 3 mo. USD LIBOR + 1.650%
1.783% FRN 10/20/34 (d)	440,000	434,332
MVW LLC, Series 2020-1A, Class C
4.210% 10/20/37 (d)	164,033	164,866

The accompanying notes are an integral part of the financial statements.

33

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Neuberger Berman Loan Advisers CLO Ltd.
Series 2019-32A, Class AR, 3 mo. USD LIBOR + .990% 1.238% FRN 1/20/32 (d)	$1,445,000	$1,436,281
Series 2021-43A, Class A, 3 mo. USD LIBOR + 1.130% 1.371% FRN 7/17/35 (d)	685,000	680,752
Octagon Investment Partners Ltd., Series 2016-1A, Class AR, 3 mo. USD LIBOR + 1.180%
1.439% FRN 1/24/33 (d)	1,300,000	1,287,234
OZLM Ltd., Series 2014-7RA, Class A1R, 3 mo. USD LIBOR + 1.010%
1.251% FRN 7/17/29 (d)	312,733	311,496
Palmer Square CLO Ltd., Series 2022-1A, Class A, 3 mo.TSFR + 1.320%
1.786% FRN 4/20/35 (d)	480,000	478,330
Peace Park CLO Ltd., Series 2021-1A, Class A, 3 mo. USD LIBOR + 1.130%
1.384% FRN 10/20/34 (d)	1,225,000	1,211,742
Planet Fitness Master Issuer LLC, Series 2022-1A, Class A2I
3.251% 12/05/51 (d)	635,000	608,668
Regatta XIX Funding Ltd., Series 2022-1A, Class B, 3 mo. TSFR + 1.850%
2.929% FRN 4/20/35 (d) (i) (j)	420,000	420,000
Sierra Receivables Funding LLC, Series 2020-2A, Class C
3.510% 7/20/37 (d)	186,181	184,687
Symphony CLO Ltd., Series 2021-26A, Class AR, 3 mo. USD LIBOR + 1.080%
1.334% FRN 4/20/33 (d)	425,000	423,586
Symphony CLO XXXI Ltd., Series 2022-31A, Class B, 3 mo.TSFR + 1.850%
2.217% FRN 4/22/35 (d)	410,000	408,006
Wellfleet CLO Ltd., Series 2017-2A, Class A1R, 3 mo. USD LIBOR + 1.060%
1.314% FRN 10/20/29 (d)	621,014	619,128
		23,865,511
Student Loans Asset-Backed Securities — 0.8%
Navient Private Education Refi Loan Trust
Series 2020-HA, Class A, 1.310% 1/15/69 (d)	207,761	201,239
Series 2020-DA, Class A, 1.690% 5/15/69 (d)	188,227	182,937

	Principal Amount	Value
Series 2022-A, Class A, 2.230% 7/15/70 (d)	$1,065,000	$1,032,090
Series 2019-FA, Class A2, 2.600% 8/15/68 (d)	393,862	389,121
Series 2020-CA, Class B, 2.830% 11/15/68 (d)	470,000	429,014
Nelnet Student Loan Trust, Series 2020-1A, Class A, 1 mo. USD LIBOR + .740%
1.197% FRN 3/26/68 (d)	233,346	232,961
SMB Private Education Loan Trust
Series 2021-A, Class APT1, 1.070% 1/15/53 (d)	541,283	505,611
Series 2020-BA, Class A1A, 1.290% 7/15/53 (d)	232,160	221,356
Series 2020-PTB, Class A2A, 1.600% 9/15/54 (d)	457,953	439,482
Series 2021-A, Class B, 2.310% 1/15/53 (d)	570,000	537,794
Series 2016-B, Class A2A, 2.430% 2/17/32 (d)	454,948	448,474
Series 2018-A, Class A2A, 3.500% 2/15/36 (d)	836,391	838,235
Series 2018-C, Class A2A, 3.630% 11/15/35 (d)	609,259	609,285
		6,067,599
Whole Loan Collateral Collateralized Mortgage Obligations — 2.1%
Angel Oak Mortgage Trust
Series 2021-4, Class A3, 1.446% VRN 1/20/65 (d) (h)	348,793	329,057
Series 2020-6, Class A3, 1.775% VRN 5/25/65 (d) (h)	319,093	312,241
Series 2020-5, Class A3, 2.041% VRN 5/25/65 (d) (h)	100,165	98,443
Series 2022-1, Class A1, 2.881% STEP 12/25/66 (d)	340,758	332,146
Series 2020-5, Class M1, 2.970% VRN 5/25/65 (d) (h)	275,000	270,079
Series 2019-1, Class A2, 4.022% VRN 11/25/48 (d) (h)	22,840	22,844
Bayview MSR Opportunity Master Fund Trust, Series 2022-2, Class A5,
2.500% VRN 12/25/51 (d) (h)	580,469	556,321
BINOM Securitization Trust, Series 2021-INV1, Class A1,
2.034% VRN 6/25/56 (d) (h)	347,805	331,298
CIM Trust
Series 2020-INV1, Class A2, 2.500% VRN 4/25/50 (d) (h)	498,358	477,545
Series 2021-INV1, Class A29, 2.500% VRN 7/01/51 (d) (h)	641,171	587,699

The accompanying notes are an integral part of the financial statements.

34

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Citigroup Mortgage Loan Trust 2022-INV1, Series 2022-INV1, Class A4B,
3.000% VRN 11/27/51 (d) (h)	$241,017	$228,204
COLT Mortgage Loan Trust, Series 2020-3, Class A1,
1.506% VRN 4/27/65 (d) (h)	67,168	66,849
Ellington Financial Mortgage Trust
Series 2021-2, Class A2, 1.085% VRN 6/25/66 (d) (h)	380,500	357,375
Series 2021-3, Class A1, 1.241% VRN 9/25/66 (d) (h)	380,584	347,778
Series 2019-2, Class A1, 2.739% VRN 11/25/59 (d) (h)	204,330	203,450
Series 2020-1, Class A3, 3.999% VRN 5/25/65 (d) (h)	430,000	426,801
Flagstar Mortgage Trust
Series 2020-1INV, Class A11, 1 mo. USD LIBOR + .850% 1.307% FRN 3/25/50 (d)	102,182	101,863
Series 2018-6RR, Class 2A4, 4.000% VRN 9/25/48 (d) (h)	26,907	26,916
Galton Funding Mortgage Trust
Series 2020-H1, Class A1, 2.310% VRN 1/25/60 (d) (h)	48,074	46,915
Series 2019-H1, Class A3, 2.964% VRN 10/25/59 (d) (h)	484,990	483,930
Series 2018-1, Class A23, 3.500% VRN 11/25/57 (d) (h)	30,142	29,939
GCAT Trust, Series 2021-NQM4, Class A3,
1.556% VRN 8/25/66 (d) (h)	225,986	204,187
GMRF Mortgage Acquisition Co., Series 2019-1, Class A22,
4.000% VRN 2/25/59 (d) (h)	20,066	20,114
GS Mortgage-Backed Securities Trust
Series 2021-GR2, Class A4, 2.500% VRN 2/25/52 (d) (h)	501,694	460,167
Series 2020-INV1, Class A14, 2.959% VRN 10/25/50 (d) (h)	287,156	280,439
Homeward Opportunities Fund I Trust, Series 2020-2, Class A1,
1.657% VRN 5/25/65 (d) (h)	99,788	98,942
Imperial Fund Mortgage Trust, Series 2021-NQM2, Class A1,
1.073% VRN 9/25/56 (d) (h)	256,582	238,838
JP Morgan Mortgage Trust
Series 2020-INV1, Class A11, 1 mo. USD LIBOR + .830% 1.017% FRN 8/25/50 (d)	80,098	79,965
Series 2020-LTV1, Class B1, 3.302% VRN 6/25/50 (d) (h)	362,083	359,667

	Principal Amount	Value
Series 2019-INV2, Class A3, 3.500% VRN 2/25/50 (d) (h)	$65,008	$64,790
Series 2019-INV3, Class A3, 3.500% VRN 5/25/50 (d) (h)	143,050	142,807
Series 2020-LTV1, Class A3, 3.500% VRN 6/25/50 (d) (h)	51,096	51,217
Series 2020-INV1, Class A3, 3.500% VRN 8/25/50 (d) (h)	126,471	124,721
Series 2020-5, Class B2, 3.616% VRN 12/25/50 (d) (h)	342,411	331,749
MFA Trust, Series 2021-NQM2, Class A1,
1.029% VRN 11/25/64 (d) (h)	263,231	249,599
Mill City Mortgage Loan Trust, Series 2018-1, Class A1,
3.250% VRN 5/25/62 (d) (h)	210,699	209,320
New Residential Mortgage Loan Trust
Series 2020-NQM1, Class A1, 2.464% VRN 1/26/60 (d) (h)	157,539	156,753
Series 2021-INV2, Class A2, 2.500% VRN 9/25/51 (d) (h)	741,854	685,548
Series 2019-NQM5, Class A1, 2.710% VRN 11/25/59 (d) (h)	302,010	299,876
OBX Trust
Series 2021-NQM3, Class A1, 1.054% VRN 7/25/61 (d) (h)	365,962	344,340
Series 2020-EXP1, Class 1A8, 3.500% VRN 2/25/60 (d) (h)	310,259	308,920
Series 2019-INV2, Class A25, 4.000% VRN 5/27/49 (d) (h)	143,766	143,558
Onslow Bay Financial LLC
Series 2020-EXP1, Class 2A1, 1 mo. USD LIBOR + .750% 1.207% FRN 2/25/60 (d)	195,393	194,813
Series 2020-EXP2, Class A8, 3.000% VRN 5/25/60 (d) (h)	360,069	353,767
Series 2020-INV1, Class A5, 3.500% VRN 12/25/49 (d) (h)	171,098	170,101
Series 2019-EXP3, Class 1A8, 3.500% VRN 10/25/59 (d) (h)	91,557	91,073
Series 2019-EXP2, Class 1A3, 4.000% VRN 6/25/59 (d) (h)	108,994	109,410
Sequoia Mortgage Trust
Series 2017-CH1, Class A2, 3.500% VRN 8/25/47 (d) (h)	80,238	80,228
Series 2017-CH1, Class A13, 4.000% VRN 8/25/47 (d) (h)	99,744	99,874
Series 2018-CH3, Class A2, 4.000% VRN 8/25/48 (d) (h)	26,820	26,877
Series 2018-CH4, Class A2, 4.000% VRN 10/25/48 (d) (h)	29,711	29,707

The accompanying notes are an integral part of the financial statements.

35

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SG Capital Partners
3.166% 3/27/62	$685,000	$674,437
SG Residential Mortgage Trust, Series 2019-3, Class A1,
2.703% VRN 9/25/59 (d) (h)	30,277	30,082
Towd Point Mortgage Trust, Series 2018-3, Class A1,
3.750% VRN 5/25/58 (d) (h)	354,671	355,279
TRK Trust, Series 2021-INV1, Class A1,
1.153% VRN 7/25/56 (d) (h)	366,356	343,193
Verus Securitization Trust
Series 2021-5, Class A2, 1.218% VRN 9/25/66 (d) (h)	353,117	326,375
Series 2019-4, Class A1, 2.642% STEP 11/25/59 (d)	183,451	182,976
Series 2019-3, Class A3, 3.040% STEP 7/25/59 (d)	149,944	149,636
Series 2019-INV2, Class A2, 3.117% VRN 7/25/59 (d) (h)	340,950	338,719
Series 2020-INV1, Class A3, 3.889% VRN 3/25/60 (d) (h)	100,000	98,312
Verus Securitization Trust 2022-1, Series 2022-1, Class A1,
2.724% STEP 1/25/67 (d)	816,796	796,356
Vista Point Securitization Trust
Series 2020-1, Class A1, 1.763% VRN 3/25/65 (d) (h)	105,624	105,168
Series 2020-2, Class M1, 3.401% VRN 4/25/65 (d) (h)	350,000	332,582
		15,382,175
Whole Loan Collateral Support Collateralized Mortgage Obligations — 0.7%
Bayview MSR Opportunity Master Fund Trust
Series 2021-2, Class A20, 2.500% VRN 6/25/51 (d) (h)	1,021,297	936,760
Series 2021-4, Class A20, 2.500% VRN 10/25/51 (d) (h)	460,945	422,791
CIM Trust, Series 2019-INV3, Class A15,
3.500% VRN 8/25/49 (d) (h)	81,451	80,448
GS Mortgage-Backed Securities Trust, Series 2021-GR1, Class A4,
2.500% VRN 11/25/51 (d) (h)	487,117	447,405
Hundred Acre Wood Trust
2.500% VRN 7/25/51 (d) (h)	918,658	843,192
Series 2021-INV2, Class A27, 2.500% VRN 10/25/51 (d) (h)	292,547	268,514
JP Morgan Mortgage Trust
Series 2019-INV3, Class A15, 3.500% VRN 5/25/50 (d) (h)	123,147	122,286

	Principal Amount	Value
Series 2020-LTV1, Class A15, 3.500% VRN 6/25/50 (d) (h)	$21,842	$21,886
MFA Trust, Series 2021-AEI2, Class A15,
2.500% VRN 10/25/51 (d) (h)	591,441	542,855
OBX Trust, Series 2020-EXP3, Class 1A8,
3.000% VRN 1/25/60 (d) (h)	320,170	315,701
Oceanview Mortgage Trust, Series 2022-1, Class A19,
3.000% VRN 12/25/51 (d) (h)	845,683	795,966
Sequoia Mortgage Trust
Series 2018-CH1, Class A19, 4.000% VRN 3/25/48 (d) (h)	107,045	106,780
Series 2018-CH2, Class A21, 4.000% VRN 6/25/48 (d) (h)	27,770	27,887
		4,932,471

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $78,952,633)		76,572,927

SOVEREIGN DEBT OBLIGATIONS — 16.0%
1Malaysia Development Berhad Global Investments Ltd.
4.400% 3/09/23 (d)	1,000,000	977,522
Albania Government International Bond
3.500% 10/09/25 EUR (d) (e)	115,000	126,220
3.500% 10/09/25 EUR (d) (e)	160,000	175,611
3.500% 6/16/27 EUR (d) (e)	105,000	112,467
3.500% 11/23/31 EUR (d) (e)	490,000	470,598
Australia Government International Bond
3.000% 3/21/47 AUD (d) (e)	1,607,000	1,150,817
Bonos de la Tesoreria de la Republica en pesos
4.700% 9/01/30 CLP (d) (e)	2,490,000,000	2,872,887
5.000% 10/01/28 CLP (d) (e)	385,000,000	468,731
Bonos Tesoreria Pesos
4.500% 3/01/26 CLP (e)	445,000,000	527,263
Brazil Notas do Tesouro Nacional Serie B
6.000% 5/15/25 BRL (e)	950,000	807,002
Canadian Government Real Return Bond
4.000% 12/01/31 CAD (e)	4,277,552	4,692,244
Croatia Government International Bond
1.125% 6/19/29 EUR (d) (e)	465,000	480,764
1.125% 3/04/33 EUR (d) (e)	184,000	180,447

The accompanying notes are an integral part of the financial statements.

36

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
3.875% 5/30/22 EUR (d) (e)	$400,000	$444,580
Cyprus Government International Bond
0.010% 2/09/26 EUR (d) (e)	245,000	257,496
0.950% 1/20/32 EUR (d) (e)	610,000	605,872
1.250% 1/21/40 EUR (d) (e)	45,000	42,418
1.500% 4/16/27 EUR (d) (e)	70,000	77,339
2.375% 9/25/28 EUR (d) (e)	1,177,000	1,368,648
2.750% 2/26/34 EUR (d) (e)	93,000	108,289
2.750% 5/03/49 EUR (d) (e)	114,000	134,322
3.750% 7/26/23 EUR (d) (e)	100,000	115,546
3.750% 7/26/23 EUR (d) (e)	120,000	138,655
3.875% 5/06/22 EUR (d) (e)	220,000	244,127
4.250% 11/04/25 EUR (d) (e)	460,000	566,429
4.250% 11/04/25 EUR (d) (e)	10,000	12,314
Czech Republic Government Bond
2.400% 9/17/25 CZK (d) (e)	22,450,000	948,708
2.750% 7/23/29 CZK (e)	29,250,000	1,234,079
Czech Republic International Bond
3.875% 5/24/22 EUR (d) (e)	460,000	511,572
Deutsche Bundesrepublik Inflation Linked Bond
0.100% 4/15/26 EUR (d) (e)	1,539,764	1,917,779
0.500% 4/15/30 EUR (d) (e)	3,623,808	4,960,663
France Government Bond OAT
1.250% 5/25/36 EUR (d) (e)	1,969,000	2,208,570
French Republic Government Bond OAT
0.750% 5/25/52 EUR (d) (e)	3,387,000	3,150,891
Hellenic Republic Government Bond
0.750% 6/18/31 EUR (d) (e)	585,000	549,263
Hungary Government Bond
2.250% 4/20/33 HUF (e)	1,474,120,000	3,126,769
4.750% 11/24/32 HUF (e)	53,110,000	143,818
Iceland Government International Bond
0.010% 4/15/28 EUR (d) (e)	346,000	351,535
Indonesia Government International Bond
3.750% 6/14/28 EUR (d) (e)	1,280,000	1,531,036
Ireland Government International Bond
0.200% 10/18/30 EUR (d) (e)	897,000	936,862
1.350% 3/18/31 EUR (d) (e)	1,413,000	1,630,965
1.500% 5/15/50 EUR (d) (e)	73,000	81,796
2.000% 2/18/45 EUR (d) (e)	191,000	238,823
Israel Government International Bond
1.500% 1/18/27 EUR (d) (e)	530,000	596,397
1.750% 8/31/25 ILS (e)	4,274,000	1,360,914
5.500% 1/31/42 ILS (e)	4,481,000	2,004,521

	Principal Amount	Value
Italy Buoni Poliennali Del Tesoro
0.650% 5/15/26 EUR (d) (e)	$1,527,706	$1,861,630
2.800% 3/01/67 EUR (d) (e)	1,146,000	1,279,578
Ivory Coast Government International Bond
4.875% 1/30/32 EUR (d) (e)	105,000	102,120
4.875% 1/30/32 EUR (d) (e)	270,000	262,594
Japan Government CPI Linked Bond
0.005% 3/10/31 JPY (e)	575,747,088	5,008,347
0.100% 3/10/24 JPY (e)	166,581,200	1,407,333
0.100% 9/10/24 JPY (e)	282,000,200	2,398,183
0.100% 3/10/25 JPY (e)	298,613,700	2,547,071
0.200% 3/10/30 JPY (e)	83,465,886	742,239
Japan Government Thirty Year Bond
1.700% 9/20/44 JPY (e)	298,550,000	2,932,505
2.200% 9/20/39 JPY (e)	275,600,000	2,864,121
2.500% 9/20/37 JPY (e)	427,550,000	4,560,252
Japan Government Twenty Year Bond
0.600% 6/20/37 JPY (e)	337,100,000	2,818,221
0.700% 3/20/37 JPY (e)	149,900,000	1,273,608
1.200% 12/20/34 JPY (e)	126,050,000	1,144,224
Korea National Oil Corp.
1.625% 10/05/30 (d)	440,000	381,458
Latvia Government International Bond
0.375% 10/07/26 EUR (d) (e)	2,114,000	2,261,906
Malaysia Government Bond
3.844% 4/15/33 MYR (e)	590,000	136,304
4.065% 6/15/50 MYR (e)	3,701,000	811,381
4.642% 11/07/33 MYR (e)	3,255,000	804,522
4.736% 3/15/46 MYR (e)	5,640,000	1,368,563
4.921% 7/06/48 MYR (e)	6,645,000	1,662,394
4.935% 9/30/43 MYR (e)	325,000	81,237
Mexican Bonos
8.500% 5/31/29 MXN (e)	4,567,000	231,087
Morocco Government International Bond
1.375% 3/30/26 EUR (d) (e)	160,000	170,141
National Highways Authority of India
7.300% 5/18/22 INR (d) (e)	100,000,000	1,319,265
New South Wales Treasury Corp.
4.000% 5/20/26 AUD (d) (e)	860,000	674,522
4.000% 5/20/26 AUD (d) (e)	680,000	533,343
North Macedonia Government International Bond
1.625% 3/10/28 EUR (d) (e)	400,000	384,572
Norway Government Bond
3.000% 3/14/24 NOK (d) (e)	2,700,000	311,357

The accompanying notes are an integral part of the financial statements.

37

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Philippine Government International Bond
0.250% 4/28/25 EUR (e)	$125,000	$132,778
Portugal Obrigacoes do Tesouro OT
4.100% 2/15/45 EUR (d) (e)	217,000	345,657
Province of Ontario Canada
3.500% 6/02/43 CAD (e)	62,000	51,137
3.500% 6/02/43 CAD (e)	140,000	115,471
Republic of South Africa Government Bond
7.000% 2/28/31 ZAR (e)	7,094,000	404,595
8.000% 1/31/30 ZAR (e)	30,812,000	1,924,735
Romanian Government International Bond
1.375% 12/02/29 EUR (d) (e)	110,000	103,746
2.000% 1/28/32 EUR (d) (e)	110,000	100,982
2.000% 1/28/32 EUR (d) (e)	380,000	348,848
2.124% 7/16/31 EUR (d) (e)	642,000	606,374
2.125% 3/07/28 EUR (d) (e)	430,000	447,536
2.875% 10/28/24 EUR (d) (e)	100,000	114,083
2.875% 5/26/28 EUR (d) (e)	560,000	608,614
2.875% 3/11/29 EUR (d) (e)	96,000	103,481
3.624% 5/26/30 EUR (d) (e)	670,000	724,006
Senegal Government International Bond
4.750% 3/13/28 EUR (d) (e)	100,000	107,306
Serbia Government Bond
1.000% 9/23/28 EUR (d) (e)	850,000	791,837
1.500% 6/26/29 EUR (d) (e)	450,000	421,657
1.650% 3/03/33 EUR (d) (e)	435,000	376,265
2.050% 9/23/36 EUR (d) (e)	430,000	365,518
2.050% 9/23/36 EUR (d) (e)	200,000	170,009
Serbia Treasury Bonds
4.500% 8/20/32 RSD (e)	75,180,000	627,204
Singapore Government Bond
1.875% 10/01/51 SGD (e)	250,000	156,342
2.875% 7/01/29 SGD (e)	990,000	756,150
3.125% 9/01/22 SGD (e)	1,130,000	839,847
Slovenia Government Bond
0.010% 2/12/31 EUR (d) (e)	155,000	152,017
1.500% 3/25/35 EUR (d) (e)	398,000	429,016
1.750% 11/03/40 EUR (d) (e)	450,000	500,654
3.125% 8/07/45 EUR (d) (e)	652,000	921,770
Thailand Government International Bond
1.600% 12/17/29 THB (e)	4,400,000	125,901
2.000% 12/17/31 THB (e)	63,900,000	1,861,444
3.650% 6/20/31 THB (e)	22,344,000	745,325

	Principal Amount	Value
United Kingdom Gilt
0.625% 6/07/25 GBP (d) (e)	$1,530,000	$1,963,858
0.625% 10/22/50 GBP (d) (e)	732,000	719,489
4.250% 6/07/32 GBP (d) (e)	3,450,000	5,646,487
4.250% 12/07/46 GBP (d) (e)	1,119,000	2,177,885
4.750% 12/07/30 GBP (d) (e)	1,784,000	2,960,626
		115,926,297

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $127,623,460)		115,926,297

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES(K) — 17.0%
Collateralized Mortgage Obligations — 0.1%
Federal Home Loan Mortgage Corp. Series 2022-HQA1, Class M1A 2.150% 3/25/42	370,000	370,937
Federal Home Loan Mortgage Corp. REMICS Series 4977, Class IO 4.500% 5/25/50	295,652	53,213
		424,150
Pass-Through Securities — 15.7%
Federal Home Loan Mortgage Corp.
Pool #RB5148 2.000% 3/01/42	916,783	861,281
Pool #RA6505 2.000% 12/01/51	1,548,835	1,440,550
Pool #RB5149 2.500% 3/01/42	717,459	693,774
Pool #QC1292 2.500% 5/01/51	20,808	19,924
Pool #QC3425 2.500% 6/01/51	277,822	265,938
Pool #QC2902 2.500% 6/01/51	45,016	43,385
Pool #QC3551 2.500% 7/01/51	23,651	22,639
Pool #QC5137 2.500% 8/01/51	66,362	63,523
Pool #QC5575 2.500% 8/01/51	83,671	80,092
Pool #RA6623 2.500% 1/01/52	1,166,038	1,115,701
Pool #SB0222 3.000% 11/01/34	196,476	199,064
Pool #ZS4693 3.000% 12/01/46	80,192	79,557
Pool #G08756 3.000% 4/01/47	33,920	33,676
Pool #SD0080 3.000% 9/01/49	156,914	156,162
Pool #SD7531 3.000% 12/01/50	181,775	179,370
Pool #SB0015 3.500% 6/01/33	178,634	183,057
Pool #U90690 3.500% 6/01/42	56,902	58,382
Pool #U99051 3.500% 6/01/43	55,389	56,743
Pool #ZT0179 3.500% 11/01/47	832,690	847,007
Pool #RA1202 3.500% 8/01/49	131,004	132,131
Pool #SD0212 3.500% 12/01/49	181,099	182,600
Pool #SD0617 3.500% 11/01/50	125,386	126,425
Pool #RA1906 4.000% 12/01/49	465,221	477,846
Pool #SD8039 4.000% 1/01/50	296,252	302,718
Pool #SD0422 4.500% 7/01/45	138,949	146,750

The accompanying notes are an integral part of the financial statements.

38

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #RA2607 4.500% 5/01/50	$66,237	$69,056
Pool #ZS3941 5.000% 12/01/41	44,035	47,281
Federal National Mortgage Association
Pool #MA4586 2.000% 4/01/42 (g)	1,070,000	1,005,223
Pool #MA4158 2.000% 10/01/50 (g)	295,022	275,410
Pool #CB2357 2.000% 12/01/51	2,088,663	1,942,636
Pool #BM3859 2.500% 8/01/31	107,929	107,392
Pool #BC9043 2.500% 11/01/31	341,519	339,604
Pool #BM1890 2.500% 1/01/32	82,036	81,704
Pool #BT1265 2.500% 6/01/51	609,983	583,889
Pool #BT0163 2.500% 6/01/51	62,836	60,561
Pool #BT1288 2.500% 7/01/51	513,102	491,152
Pool #CB1331 2.500% 8/01/51	796,480	762,159
Pool #FM8320 2.500% 8/01/51	88,313	84,535
Pool #CB1783 2.500% 10/01/51	2,161,782	2,068,460
Pool #CB1866 2.500% 10/01/51	1,695,027	1,621,855
Pool #CB2635 2.500% 1/01/52 (g)	1,540,002	1,472,078
Pool #CB2538 2.500% 1/01/52	1,254,581	1,200,422
Pool #AS7056 3.000% 4/01/31	267,732	270,840
Pool #BM5111 3.000% 11/01/33	123,146	124,575
Pool #CA4885 3.000% 12/01/34	453,228	459,338
Pool #BO7256 3.000% 1/01/35	221,463	224,033
Pool #FM2547 3.000% 2/01/35	385,304	390,498
Pool #FM8540 3.000% 11/01/35	252,174	255,101
Pool #AL9412 3.000% 11/01/36	247,657	248,560
Pool #CA5597 3.000% 4/01/40	887,567	886,920
Pool #BM4221 3.000% 1/01/43	136,922	136,737
Pool #BM5468 3.000% 2/01/43	213,760	213,471
Pool #AB9248 3.000% 5/01/43	55,659	55,583
Pool #AU1629 3.000% 7/01/43	15,204	15,169
Pool #AS0406 3.000% 9/01/43	83,733	83,829
Pool #BM5469 3.000% 3/01/44	388,352	387,826
Pool #BM3380 3.000% 6/01/46	339,031	338,042
Pool #MA2670 3.000% 7/01/46	125,626	124,749
Pool #FM5500 3.000% 9/01/46	441,209	440,611
Pool #MA2806 3.000% 11/01/46	233,474	231,771
Pool #AS8295 3.000% 11/01/46	303,687	303,750
Pool #BD8462 3.000% 11/01/46	1,341,938	1,332,992
Pool #FM1000 3.000% 4/01/47	194,510	193,092
Pool #MA2956 3.000% 4/01/47	152,225	151,020
Pool #BM1418 3.000% 4/01/47	1,521,355	1,511,212
Pool #BM4744 3.000% 6/01/47	134,695	134,723
Pool #FM1572 3.000% 9/01/48	272,591	270,603
Pool #FM5499 3.000% 2/01/49	181,092	179,771
Pool #FM1445 3.000% 8/01/49	134,587	133,942
Pool #CA4108 3.000% 9/01/49	864,553	855,466
Pool #CA4794 3.000% 12/01/49	353,205	347,760
Pool #CA5337 3.000% 3/01/50	678,916	668,024

	Principal Amount	Value
Pool #CA5540 3.000% 4/01/50	$15,739	$15,526
Pool #CA6314 3.000% 7/01/50	218,554	215,048
Pool #BQ1348 3.000% 8/01/50	143,786	141,361
Pool #CA6738 3.000% 8/01/50	276,361	271,841
Pool #BQ5052 3.000% 9/01/50	23,595	23,190
Pool #CA7755 3.000% 10/01/50	508,653	500,175
Pool #FM7072 3.000% 4/01/51	752,425	741,765
Pool #FM3462 3.500% 12/01/33	394,409	404,729
Pool #AS4449 3.500% 2/01/35	129,247	131,701
Pool #FM3340 3.500% 5/01/35	12,763	13,051
Pool #FM8137 3.500% 9/01/35	135,486	139,073
Pool #MA1283 3.500% 12/01/42	47,033	48,220
Pool #MA1373 3.500% 3/01/43	72,764	74,487
Pool #MA1437 3.500% 5/01/43	68,621	70,246
Pool #MA1546 3.500% 8/01/43	164,156	168,043
Pool #AL6167 3.500% 1/01/44	650,252	665,650
Pool #AS5182 3.500% 6/01/45	400,439	407,793
Pool #BC1747 3.500% 1/01/46	1,036,363	1,053,778
Pool #BM5785 3.500% 9/01/46	105,989	107,936
Pool #BM4582 3.500% 8/01/47	122,191	124,282
Pool #BM3122 3.500% 10/01/47	1,724,511	1,751,333
Pool #MA3210 3.500% 12/01/47	38,828	39,347
Pool #CA0858 3.500% 12/01/47	57,537	58,270
Pool #BH9277 3.500% 2/01/48	424,773	429,123
Pool #CA1189 3.500% 2/01/48	174,553	176,340
Pool #FM1001 3.500% 11/01/48	51,824	52,517
Pool #FM8196 3.500% 12/01/48	840,462	852,484
Pool #FM3972 3.500% 7/01/50	286,473	288,041
Pool #FM8086 3.500% 7/01/51	133,436	134,020
Pool #MA4514 3.500% 1/01/52 (g)	880,428	883,464
Pool #BF0198 4.000% 11/01/40	118,594	123,211
Pool #MA0639 4.000% 2/01/41	377,183	390,521
Pool #AL2745 4.000% 3/01/42	584,863	605,372
Pool #BM3385 4.000% 6/01/45	637,347	662,958
Pool #FM2673 4.000% 10/01/45	940,838	974,027
Pool #AL8387 4.000% 3/01/46	909,327	945,583
Pool #MA3088 4.000% 8/01/47	36,655	37,796
Pool #MA3149 4.000% 10/01/47	462,631	476,450
Pool #MA3467 4.000% 9/01/48	4,755	4,860
Pool #BM5147 4.000% 10/01/48	28,655	29,798
Pool #BM5527 4.000% 10/01/48	116,044	120,163
Pool #FM3664 4.000% 3/01/49	961,792	985,187
Pool #CA3503 4.000% 5/01/49	67,868	69,434
Pool #CA4571 4.000% 11/01/49	101,866	104,121
Pool #CA4823 4.000% 12/01/49	136,268	139,242
Pool #AL0065 4.500% 4/01/41	211,217	225,009
Pool #AI1888 4.500% 5/01/41	234,455	249,763
Pool #AL0160 4.500% 5/01/41	311,774	329,710
Pool #AL6536 4.500% 3/01/45	333,089	353,589

The accompanying notes are an integral part of the financial statements.

39

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #BM4185 4.500% 9/01/46	$178,266	$189,026
Pool #FM2899 4.500% 11/01/46	399,722	422,451
Pool #FM5708 4.500% 5/01/47	200,853	213,968
Pool #BM3148 4.500% 11/01/47	165,738	175,068
Pool #BM4343 4.500% 5/01/48	354,005	375,240
Pool #CA2204 4.500% 8/01/48	54,797	57,112
Pool #CA2207 4.500% 8/01/48	38,478	40,104
Pool #FM7311 4.500% 3/01/49	502,186	522,932
Pool #CA5186 4.500% 1/01/50	33,629	35,026
Pool #CA5696 4.500% 5/01/50	108,794	113,012
Pool #AD6438 5.000% 6/01/40	54,655	58,682
Pool #AL9893 5.000% 2/01/45	302,489	328,542
Pool #FM4212 5.000% 12/01/47	497,025	529,893
Pool #BM3279 5.500% 5/01/44	1,192,805	1,291,051
Pool #BM4971 6.000% 7/01/41	217,228	240,934
Government National Mortgage Association Pool #AA5821 3.000% 11/15/42	45,766	46,236
Government National Mortgage Association II
Pool #MA7533 2.000% 8/20/51	2,820,548	2,687,986
Pool #MA6819 2.500% 8/20/50	371,633	361,713
Pool #MA7534 2.500% 8/20/51 (g)	391,632	380,751
Pool #MA7649 2.500% 10/20/51	2,694,198	2,618,288
Pool #MA7767 2.500% 12/20/51	1,969,662	1,914,166
Pool #MA2600 3.000% 2/20/45	91,945	92,521
Pool #MA2825 3.000% 5/20/45	181,701	182,613
Pool #MA2891 3.000% 6/20/45	1,006,912	1,011,963
Pool #MA3662 3.000% 5/20/46	120,570	120,798
Pool #MA3802 3.000% 7/20/46	57,639	57,676
Pool #MA3873 3.000% 8/20/46	331,734	331,947
Pool #MA4195 3.000% 1/20/47	403,261	403,016
Pool #MA6144 3.000% 9/20/49	16,212	15,878
Pool #MA6209 3.000% 10/20/49	96,786	94,671
Pool #MA6399 3.000% 1/20/50	47,987	46,938
Pool #MA6531 3.000% 3/20/50	164,428	160,834
Pool #MA6589 3.000% 4/20/50	75,654	74,001
Pool #MA6757 3.000% 7/20/50	134,187	131,044
Pool #MA7473 3.000% 7/20/51	1,225,972	1,214,595
Pool #MA7650 3.000% 10/20/51	331,508	328,405
Pool #MA0318 3.500% 8/20/42	182,828	187,536
Pool #MA1012 3.500% 5/20/43	387,242	397,213
Pool #MA1090 3.500% 6/20/43	154,222	158,193
Pool #AL1773 3.500% 1/20/45	196,751	201,755
Pool #MA3310 3.500% 12/20/45	85,063	87,014
Pool #MA3597 3.500% 4/20/46	126,594	129,458
Pool #MA3663 3.500% 5/20/46	98,783	101,018
Pool #MA3736 3.500% 6/20/46	266,306	272,081
Pool #MA3803 3.500% 7/20/46	19,123	19,538

	Principal Amount	Value
Pool #MA3937 3.500% 9/20/46	$127,488	$130,252
Pool #MA4004 3.500% 10/20/46	485,959	495,738
Pool #MA4382 3.500% 4/20/47	23,098	23,563
Pool #MA4586 3.500% 7/20/47	44,079	44,883
Pool #MA4719 3.500% 9/20/47	15,522	15,805
Pool #MA4900 3.500% 12/20/47	211,081	214,472
Pool #784474 3.500% 2/20/48	184,869	188,590
Pool #MA784472 3.500% 2/20/48	331,530	338,202
Pool #785087 3.500% 2/20/48	694,603	709,666
Pool #784504 3.500% 2/20/48	137,991	140,768
Pool #784891 3.500% 4/20/48	801,278	819,156
Pool #MA3245 4.000% 11/20/45	185,353	192,220
Pool #MA4511 4.000% 6/20/47	116,852	120,633
Pool #MA4720 4.000% 9/20/47	419,552	432,735
Pool #MA4838 4.000% 11/20/47	103,983	107,121
Pool #MA6934 4.000% 10/20/50	1,227,380	1,254,249
Pool #MA2894 4.500% 6/20/45	173,140	184,374
Pool #MA2963 4.500% 7/20/45	65,145	69,331
Pool #MA3312 4.500% 12/20/45	3,079	3,277
Pool #MA4588 4.500% 7/20/47	327,521	345,089
Pool #MA4654 4.500% 8/20/47	49,447	52,100
Pool #MA4781 5.000% 10/20/47	334,092	355,837
Pool #MA5194 5.000% 5/20/48	73,939	77,388
Pool #BF2644 5.000% 5/20/48	4,711	4,972
Pool #BF2878 5.000% 6/20/48	15,941	16,824
Pool #MA5266 5.000% 6/20/48	514,481	537,557
Pool #MA5988 5.000% 6/20/49	181,670	189,137
Pool #MA5081 5.500% 3/20/48	60,542	65,610
Pool #MA5140 5.500% 4/20/48	42,590	45,316
Pool #MA5195 5.500% 5/20/48	139,129	147,557
Pool #MA5469 5.500% 9/20/48	515	544
Pool #MA5531 5.500% 10/20/48	12,178	12,863
Pool #MA5598 5.500% 11/20/48	57,468	60,698
Pool #MA5654 5.500% 12/20/48	174,611	184,424
Pool #MA5713 5.500% 1/20/49	43,144	45,569
Pool #MA5820 5.500% 3/20/49	44,442	46,912
Government National Mortgage Association II TBA
2.000% 8/01/51 (g)	1,475,000	1,403,209
3.000% 8/01/51 (g)	1,235,000	1,221,396
3.500% 10/01/51 (g)	2,385,000	2,400,279
4.500% 4/21/52 (g)	410,000	424,254
Uniform Mortgage Backed Securities TBA
1.500% 11/01/36 (g)	1,680,000	1,593,638
2.000% 9/01/51 (g)	16,940,000	15,731,702
2.500% 10/01/36 (g)	2,210,000	2,183,929
2.500% 10/01/51 (g)	9,505,000	9,075,790
3.000% 11/01/51 (g)	2,110,000	2,065,657

The accompanying notes are an integral part of the financial statements.

40

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
3.500% 12/01/51 (g)	$895,000	$897,168
4.000% 11/01/48 (g)	1,245,000	1,270,970
4.500% 3/01/48 (g)	1,710,000	1,774,125
		113,899,784
Whole Loans — 1.2%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2021-HQA1, Class M1, 30 day SOFR + .700% 0.799% FRN 8/25/33 (d)	99,192	98,931
Series 2021-HQA3, Class M1, 30 day SOFR + .850% 0.949% FRN 9/25/41 (d)	560,000	545,857
Series 2018-HQA1, Class M2AS, 1 mo. USD LIBOR + 1.100% 1.557% FRN 9/25/30	302,957	301,615
Series 2021-DNA5, Class M2, 30 day SOFR + 1.650% 1.749% FRN 1/25/34 (d)	285,000	280,654
Series 2019, Class M2, 1 mo. USD LIBOR + 1.400% 1.857% FRN 2/25/49 (d)	348,806	347,093
Series 2022-DNA1, Class M1B, 30 day SOFR + 1.850% 1.949% FRN 1/25/42 (d)	535,000	504,711
Series 2021-DNA2, Class M2, 30 day SOFR + 2.300% 2.399% FRN 8/25/33 (d)	260,000	256,283
Series 2022-DNA2, Class M1B, 30 day SOFR + 2.400% 2.499% FRN 2/25/42 (d)	1,325,000	1,303,107
Series 2017-HQA3, Class M2, 1 mo. USD LIBOR + 2.350% 2.807% FRN 4/25/30	556,405	563,602
Series 2020-DNA5, Class M2, 30 day SOFR + 2.800% 2.899% FRN 10/25/50 (d)	372,229	373,586
Federal National Mortgage Association Connecticut Avenue Securities Trust
Series 2022-R01, Class 1M1, 30 day SOFR + 1.000% 1.099% FRN 12/25/41 (d)	110,884	109,880
Series 2022-R02, Class 2M1, 30 day SOFR + 1.200% 1.299% FRN 1/25/42 (d)	1,286,933	1,274,726
Series 2018-C01, Class 1ED2, 1 mo. USD LIBOR + .850% 1.307% FRN 7/25/30	488,621	485,715

	Principal Amount	Value
Series 2017-C04, Class 2ED2, 1 mo. USD LIBOR + 1.100% 1.557% FRN 11/25/29	$674,345	$667,270
Series 2021-R03, Class 1M2, 30 day SOFR + 1.650% 1.749% FRN 12/25/41 (d)	345,000	326,894
Series 2017-C02, Class 2ED3, 1 mo. USD LIBOR + 1.350% 1.807% FRN 9/25/29	44,046	43,731
Series 2022-R03, Class 1M1, 2.150% 3/25/42	310,000	310,480
Series 2017-C06, Class 1M2B, 1 mo. USD LIBOR + 2.650% 3.107% FRN 2/25/30	520,000	523,381
		8,317,516

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $126,468,916)		122,641,450

U.S. TREASURY OBLIGATIONS — 18.7%
U.S. Treasury Bonds & Notes — 18.7%
U.S. Treasury Bond
1.875% 11/15/51	5,900,000	5,174,619
2.000% 11/15/41	11,405,000	10,335,652
2.000% 8/15/51	6,090,000	5,493,666
2.250% 2/15/52	5,300,000	5,079,721
U.S. Treasury Note
0.125% 1/15/24 (l)	15,795,000	15,206,636
0.125% 2/15/24	2,320,000	2,229,280
0.250% 3/15/24	7,210,000	6,930,587
0.250% 5/15/24	4,805,000	4,596,121
0.250% 6/15/24	13,985,000	13,346,978
0.375% 7/15/24 (f)	800,000	764,167
0.625% 10/15/24	6,405,000	6,119,391
1.000% 12/15/24	8,465,000	8,142,741
1.125% 1/15/25	11,130,000	10,729,569
1.250% 12/31/26	13,325,000	12,605,726
1.500% 1/31/27	11,345,000	10,857,787
1.750% 3/15/25	2,110,000	2,067,471
1.875% 2/28/27 (f)	16,160,000	15,751,000
		135,431,112

TOTAL U.S. TREASURY OBLIGATIONS (Cost $142,007,767)		135,431,112

TOTAL BONDS & NOTES (Cost $706,260,418)		671,153,941

The accompanying notes are an integral part of the financial statements.

41

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 2.4%
Diversified Financial Services — 2.4%
State Street Navigator Securities Lending Government Money Market Portfolio (m)	17,061,268	$17,061,268

TOTAL MUTUAL FUNDS (Cost $17,061,268)		17,061,268

TOTAL PURCHASED OPTIONS (#) — 0.0% (Cost $119,158)		22,543

TOTAL LONG-TERM INVESTMENTS (Cost $723,693,537)		688,558,555

	Principal Amount
SHORT-TERM INVESTMENTS — 12.2%
Commercial Paper — 0.6%
Amcor Fin (USA), Inc.	$680,000	679,663
Canadian Natural Resources Ltd.	1,000,000	999,300
Nutrien Ltd.	800,000	799,511
Syngenta Wilmington, Inc.	800,000	799,698
Transcanada Pipelines Ltd.	800,000	799,522
		4,077,694
	Number of Shares
Mutual Fund — 11.3%
T. Rowe Price Government Reserve Investment Fund	81,647,085	81,647,085

	Principal Amount	Value
Repurchase Agreement — 0.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/22, 0.000%, due 4/01/22 (n)	$1,455,680	$1,455,680
U.S. Treasury Bill — 0.1%
U.S. Treasury Bill
0.101%5/19/22(o)	900,000	899,706

TOTAL SHORT-TERM INVESTMENTS (Cost $88,080,099)		88,080,165

TOTAL INVESTMENTS — 107.4% (Cost $811,773,636) (p)		776,638,720

Less Unfunded Loan Commitments — (0.01)%		(41,243)

NET INVESTMENTS — 107.3% (Cost $811,732,393)		776,597,477

Other Assets/(Liabilities) — (7.3)%		(53,155,333)

NET ASSETS — 100.0%		$723,442,144

Abbreviation Legend

CLO	Collateralized Loan Obligation
FRN	Floating Rate Note
REMICS	Real Estate Mortgage Investment Conduits
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is perpetual and has no stated maturity date.
(b)	All or a portion of the security represents unsettled loan commitments at March 31, 2022 where the rate will be determined at time of settlement.
(c)	Unfunded or partially unfunded loan commitments.
(d)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2022, the aggregate market value of these securities amounted to $213,544,878 or 29.52% of net assets.

(e)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(f)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2022, was $19,531,118 or 2.70% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $2,916,353 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

The accompanying notes are an integral part of the financial statements.

42

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (continued)

(g)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(h)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2022.

(i)	Investment was valued using significant unobservable inputs.
(j)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2022, these securities amounted to a value of $420,000 or 0.06% of net assets.
(k)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(l)	All or a portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(m)	Represents investment of security lending cash collateral. (Note 2).
(n)

Maturity value of $1,455,680. Collateralized by U.S. Government Agency obligations with a rate of 0.500%, maturity date of 4/15/24, and an aggregate market value, including accrued interest, of $1,484,910.

(o)	The rate shown represents yield-to-maturity.
(p)	See Note 6 for aggregate cost for federal tax purposes.

(#) OTC Options Purchased

Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Put
USD Put EUR Call	Citibank N.A.*	5/09/22	1.13	7,325,000	USD	7,325,000	$22,532	$53,709	$(31,177)
USD Put EUR Call	UBS AG*	4/01/22	1.16	11,000,000	USD	11,000,000	11	65,450	(65,439)
							$22,543	$119,159	$(96,616)

Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.*	4/08/22	USD	766,642	INR	57,296,923	$10,753
Bank of America N.A.*	4/14/22	USD	1,159,167	CZK	24,876,590	33,090
Bank of America N.A.*	4/22/22	AUD	2,375,000	USD	1,729,097	48,486
Bank of America N.A.*	4/22/22	USD	1,692,589	AUD	2,375,000	(84,994)
Bank of America N.A.*	5/13/22	PLN	3,467,560	USD	877,059	(54,883)
Bank of America N.A.*	5/20/22	SEK	18,380,000	USD	1,954,774	1,972
Bank of America N.A.*	5/20/22	USD	2,555,098	EUR	2,300,000	6,793
Barclays Bank PLC*	4/08/22	TWD	7,073,118	USD	245,722	1,144
Barclays Bank PLC*	4/08/22	USD	508,054	TWD	13,973,000	20,368
Barclays Bank PLC*	4/08/22	USD	57,721	IDR	832,418,885	(227)
Barclays Bank PLC*	7/08/22	USD	246,966	TWD	7,073,118	(204)
BNP Paribas SA*	4/08/22	USD	1,199,515	CLP	1,039,091,282	(120,287)
BNP Paribas SA*	4/08/22	CLP	442,420,225	USD	558,936	3,004
BNP Paribas SA*	4/14/22	USD	26,460	CZK	572,640	539
BNP Paribas SA*	4/14/22	USD	8,663	CNH	55,390	(49)
BNP Paribas SA*	4/22/22	AUD	1,456,000	USD	1,055,695	34,057
BNP Paribas SA*	4/22/22	USD	253,868	JPY	29,271,377	13,349
BNP Paribas SA*	5/13/22	PLN	7,010,000	USD	1,752,610	(90,504)
BNP Paribas SA*	5/20/22	EUR	1,899,559	USD	2,110,884	(6,251)
BNP Paribas SA*	5/20/22	USD	211,455	EUR	189,199	1,830
BNP Paribas SA*	6/10/22	USD	472,413	CLP	387,227,810	(14,225)
BNP Paribas SA*	6/10/22	CLP	612,801,931	USD	769,024	1,098
BNP Paribas SA*	6/10/22	MYR	451,000	USD	107,126	(39)
BNP Paribas SA*	6/17/22	USD	109,385	SGD	148,524	(197)
BNP Paribas SA*	7/08/22	USD	550,829	CLP	442,420,225	(2,541)

The accompanying notes are an integral part of the financial statements.

43

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Citibank N.A.*	4/13/22	MXN	57,355,009	USD	2,744,190	$134,940
Citibank N.A.*	4/13/22	USD	167,519	MXN	3,346,000	(445)
Citibank N.A.*	4/14/22	USD	441,531	RSD	46,140,000	7,630
Citibank N.A.*	4/14/22	RSD	46,140,000	USD	435,691	(1,791)
Citibank N.A.*	4/21/22	USD	1,115,311	ILS	3,587,950	(9,338)
Citibank N.A.*	4/22/22	JPY	113,955,000	USD	999,314	(62,961)
Citibank N.A.*	4/22/22	USD	2,859,056	JPY	327,441,000	168,517
Citibank N.A.*	4/22/22	USD	1,862,395	AUD	2,583,000	(70,867)
Citibank N.A.*	4/22/22	AUD	160,000	USD	120,181	(428)
Citibank N.A.*	4/22/22	CAD	193,000	USD	154,512	(145)
Citibank N.A.*	4/29/22	EUR	1,094,000	USD	1,214,008	(2,883)
Citibank N.A.*	5/13/22	PLN	3,754,000	USD	951,693	(61,601)
Citibank N.A.*	5/13/22	USD	446,882	RSD	46,140,575	13,352
Citibank N.A.*	5/20/22	EUR	9,867,939	USD	10,947,554	(14,282)
Citibank N.A.*	5/20/22	USD	1,978,567	SEK	18,380,000	21,821
Citibank N.A.*	5/20/22	GBP	73,000	USD	96,098	(225)
Citibank N.A.*	5/20/22	USD	4,453,925	GBP	3,361,000	39,820
Citibank N.A.*	6/02/22	BRL	1,073,002	USD	207,681	13,960
Citibank N.A.*	6/10/22	USD	978,875	COP	3,773,890,000	(12,336)
Citibank N.A.*	7/15/22	USD	1,892,519	ZAR	29,062,532	(71,083)
Citibank N.A.*	7/15/22	USD	206,315	RSD	22,154,963	(1,531)
Deutsche Bank AG*	4/08/22	TWD	8,137,890	USD	284,343	(314)
Deutsche Bank AG*	4/08/22	USD	259,371	TWD	7,126,230	10,651
Deutsche Bank AG*	4/08/22	USD	766,258	INR	57,296,923	10,369
Deutsche Bank AG*	4/22/22	USD	132,354	JPY	15,177,849	7,640
Deutsche Bank AG*	5/20/22	USD	91,600	EUR	83,584	(1,008)
Deutsche Bank AG*	6/10/22	USD	3,619,122	MYR	15,169,190	17,295
Deutsche Bank AG*	7/08/22	USD	285,971	TWD	8,137,890	1,593
Goldman Sachs International*	4/08/22	IDR	14,213,265,510	USD	989,299	151
Goldman Sachs International*	4/08/22	CLP	84,624,000	USD	104,390	3,095
Goldman Sachs International*	4/08/22	INR	37,449,269	USD	494,510	(461)
Goldman Sachs International*	4/14/22	USD	77,120	CNH	492,600	(355)
Goldman Sachs International*	4/22/22	JPY	287,235,000	USD	2,504,951	(144,779)
Goldman Sachs International*	4/22/22	USD	2,498,017	JPY	287,235,000	137,845
Goldman Sachs International*	5/20/22	USD	77,598	EUR	70,654	(684)
Goldman Sachs International*	6/02/22	USD	929,362	BRL	4,881,599	(78,990)
Goldman Sachs International*	6/10/22	USD	2,857,165	THB	94,412,172	15,425
Goldman Sachs International*	6/10/22	THB	3,586,000	USD	107,688	248
Goldman Sachs International*	7/08/22	USD	489,642	INR	37,449,269	324
HSBC Bank USA*	4/08/22	CLP	31,365,865	USD	39,653	186
HSBC Bank USA*	4/14/22	USD	24,271	CNH	155,475	(182)
HSBC Bank USA*	4/22/22	USD	44,282	CAD	55,998	(507)
HSBC Bank USA*	6/10/22	USD	83,279	MYR	350,294	104
JP Morgan Chase Bank N.A.*	5/20/22	EUR	178,967	USD	195,908	2,380
Morgan Stanley & Co. LLC*	4/08/22	TWD	12,734,992	USD	443,033	1,444
Morgan Stanley & Co. LLC*	4/08/22	USD	249,028	TWD	6,846,770	10,062
Morgan Stanley & Co. LLC*	4/14/22	HUF	16,486,575	USD	51,456	(1,878)
Morgan Stanley & Co. LLC*	4/14/22	USD	23,148	CNH	148,297	(176)

The accompanying notes are an integral part of the financial statements.

44

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. LLC*	4/22/22	USD	9,194,507	JPY	1,051,440,800	$554,958
Morgan Stanley & Co. LLC*	5/20/22	EUR	610,652	USD	675,363	1,215
Morgan Stanley & Co. LLC*	5/20/22	USD	1,790,475	EUR	1,571,628	49,175
Morgan Stanley & Co. LLC*	6/10/22	CLP	31,087,915	USD	39,281	(212)
Morgan Stanley & Co. LLC*	7/08/22	USD	445,388	TWD	12,734,992	364
Royal Bank of Canada*	4/22/22	USD	44,261	AUD	61,102	(1,471)
Royal Bank of Canada*	4/22/22	USD	2,903,170	CAD	3,705,500	(60,595)
Royal Bank of Canada*	5/20/22	USD	272,613	EUR	244,796	1,389
State Street Bank and Trust*	4/14/22	CZK	21,763,239	USD	993,846	(8,700)
State Street Bank and Trust*	4/14/22	USD	60,477	CNY	386,532	(434)
State Street Bank and Trust*	4/21/22	ILS	358,000	USD	112,930	(714)
State Street Bank and Trust*	4/21/22	USD	2,416,057	ILS	7,635,516	22,692
State Street Bank and Trust*	4/22/22	JPY	253,861,853	USD	2,061,140	24,809
State Street Bank and Trust*	4/22/22	USD	334,603	NOK	2,939,186	825
State Street Bank and Trust*	4/22/22	USD	18,899,572	JPY	2,159,766,698	1,153,055
State Street Bank and Trust*	4/22/22	USD	5,768,956	CAD	7,228,863	(12,893)
State Street Bank and Trust*	5/20/22	EUR	6,304,132	USD	6,958,424	26,295
State Street Bank and Trust*	5/20/22	USD	16,320,099	GBP	12,174,205	331,342
State Street Bank and Trust*	5/20/22	USD	43,045,894	EUR	37,794,961	1,170,632
State Street Bank and Trust*	6/17/22	SGD	2,706,000	USD	1,992,856	3,644
State Street Bank and Trust*	6/17/22	USD	1,873,268	CNY	12,030,000	(15,576)
State Street Bank and Trust*	6/17/22	USD	1,716,315	SGD	2,343,186	(12,498)
UBS AG*	4/08/22	IDR	5,696,912,818	USD	396,942	(354)
UBS AG*	4/08/22	RUB	50,205,925	USD	552,223	64,197
UBS AG*	4/08/22	USD	1,500,464	CLP	1,288,999,708	(136,759)
UBS AG*	4/08/22	USD	777,854	RUB	60,613,151	33,656
UBS AG*	4/08/22	USD	1,330,329	IDR	19,077,759,443	2,240
UBS AG*	4/13/22	MXN	4,630,117	USD	215,808	16,616
UBS AG*	4/14/22	CZK	7,346,000	USD	331,573	955
UBS AG*	4/14/22	USD	99,443	CNH	635,706	(540)
UBS AG*	4/14/22	USD	424,949	CZK	9,187,814	9,049
UBS AG*	4/21/22	ILS	218,955	USD	68,528	104
UBS AG*	4/22/22	JPY	127,763,000	USD	1,120,357	(70,545)
UBS AG*	4/22/22	CAD	2,670,000	USD	2,121,142	14,400
UBS AG*	4/22/22	USD	372,987	JPY	42,377,918	24,773
UBS AG*	4/22/22	USD	1,155,543	CAD	1,455,390	(8,520)
UBS AG*	4/22/22	USD	4,396,852	AUD	6,023,149	(111,210)
UBS AG*	5/13/22	PLN	817,000	USD	205,825	(12,110)
UBS AG*	5/20/22	GBP	631,793	USD	838,588	(8,835)
UBS AG*	5/20/22	EUR	3,443,000	USD	3,795,453	19,249
UBS AG*	5/20/22	USD	60,253,045	EUR	52,899,329	1,642,764
UBS AG*	6/10/22	USD	476,160	CLP	387,227,810	(10,478)
UBS AG*	7/08/22	IDR	13,250,827,252	USD	920,612	(1,784)
UBS AG*	7/15/22	ZAR	22,340,000	USD	1,466,084	43,311
						$4,619,165

The accompanying notes are an integral part of the financial statements.

45

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
Euro-BTP	6/08/22	5	$798,473	$(33,446)
Euro-Bund	6/08/22	28	5,024,953	(110,461)
Australia 3 Year Bond	6/15/22	102	8,522,833	(135,438)
Canada 10 Year Bond	6/21/22	13	1,420,560	(62,899)
Korea 10 Year Bond	6/21/22	29	2,860,663	(61,274)
Korea 3 Year Bond	6/21/22	37	3,275,996	(33,135)
U.S. Treasury Long Bond	6/21/22	60	8,957,328	46,422
U.S. Treasury Note 10 Year	6/21/22	125	16,078,058	(718,684)
U.S. Treasury Ultra 10 Year	6/21/22	416	58,077,211	(1,722,211)
U.S. Treasury Ultra Bond	6/21/22	253	46,554,477	(1,741,852)
UK Long Gilt	6/28/22	15	2,406,210	(17,404)
				$(4,590,382)

Short
Euro-BOBL	6/08/22	14	$(2,008,874)	$13,155
Euro-Schatz	6/08/22	199	(24,514,715)	137,102
U.S. Treasury Note 2 Year	6/30/22	242	(52,063,871)	778,777
U.S. Treasury Note 5 Year	6/30/22	812	(95,588,834)	2,462,584
				$3,391,618

Centrally Cleared Credit Default Swaps - Buy Protection

Reference Obligation/Index	Rate Paid by Fund	Payment Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
iTraxx Europe Crossover Series 35†	5.000%	Quarterly	6/20/2026	EUR	815,000	$(72,985)	$(113,479)	$40,494
CDX.NA.HY. Series 38†	5.000%	Quarterly	6/20/2027	USD	1,575,000	(86,797)	(76,033)	(10,764)
						$(159,782)	$(189,512)	$29,730

Centrally Cleared Credit Default Swaps - Sell Protection††

Reference Obligation/ Index	Rate Received by Fund	Payment Frequency	Termination Date	Credit Rating	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Republic of Chile	1.000%	Quarterly	6/20/27	A1**	USD	2,610,000	$38,333	$31,713	$6,620
Republic of Mexico	1.000%	Quarterly	6/20/27	Baa1**	USD	6,650,000	(1,814)	(27,153)	25,339
							$36,519	$4,560	$31,959

The accompanying notes are an integral part of the financial statements.

46

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

OTC Credit Default Swaps-Sell Protection††

Reference Obligation/Index	Rate Received by Fund	Payment Frequency	Counterparty	Credit Rating	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Republic of Greece	1.000%	Quarterly	Bank of America N.A.*	BB**	6/20/22	USD	260,000	$447	$(7,203)	$7,650
Republic of Greece	1.000%	Quarterly	Bank of America N.A.*	BB**	12/20/24	USD	152,000	1,033	(10,490)	11,523
Republic of Greece	1.000%	Quarterly	Bank of America N.A.*	BB**	12/20/24	USD	151,000	1,026	(4,578)	5,604
Republic of Greece	1.000%	Quarterly	Bank of America N.A.*	BB**	12/20/24	USD	303,000	2,059	(9,187)	11,246
Republic of Greece	1.000%	Quarterly	Bank of America N.A.*	BB**	12/20/29	USD	225,000	(10,515)	(11,045)	530
Republic of Greece	1.000%	Quarterly	Bank of America N.A.*	BB**	12/20/29	USD	225,000	(10,515)	(11,239)	724
Republic of Greece	1.000%	Quarterly	Barclays Bank PLC*	BB**	12/20/24	USD	450,000	3,058	(2,504)	5,562
Republic of Greece	1.000%	Quarterly	Barclays Bank PLC*	BB**	6/20/24	USD	135,000	1,176	(8,192)	9,368
Republic of Greece	1.000%	Quarterly	Barclays Bank PLC*	BB**	6/20/24	USD	67,500	588	(3,879)	4,467
Republic of Greece	1.000%	Quarterly	Barclays Bank PLC*	BB**	6/20/24	USD	67,500	588	(3,879)	4,467
Republic of Greece	1.000%	Quarterly	Citibank N.A.*	BB**	6/20/25	USD	150,000	741	(9,034)	9,775
Republic of Greece	1.000%	Quarterly	Citibank N.A.*	BB**	6/20/25	USD	75,000	370	(4,350)	4,720
Republic of Greece	1.000%	Quarterly	Citibank N.A.*	BB**	12/20/25	USD	300,000	254	(281)	535
Barclays Bank PLC	1.000%	Quarterly	JP Morgan Chase Bank N.A.*	A+**	6/20/24	EUR	100,000	1,530	1,279	251
Republic of Indonesia	1.000%	Quarterly	JP Morgan Chase Bank N.A.*	NR**	6/20/27	USD	3,960,000	29,648	9,463	20,185
Republic of Greece	1.000%	Quarterly	Morgan Stanley & Co. LLC*	BB**	12/20/24	USD	134,000	911	(993)	1,904
Republic of Greece	1.000%	Quarterly	Morgan Stanley & Co. LLC*	BB**	6/20/25	USD	94,000	464	(4,498)	4,962
								$22,863	$(80,610)	$103,473

The accompanying notes are an integral part of the financial statements.

47

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
3-Month CNREPOFIX=CFXS-Reuters	Quarterly	Fixed 2.558%	Quarterly	7/17/25	CNY	30,000,000	$30,291	$—	$30,291
3-Month CNREPOFIX=CFXS-Reuters	Quarterly	Fixed 2.600%	Quarterly	8/06/25	CNY	7,500,000	9,158	—	9,158
3-Month CNREPOFIX=CFXS-Reuters	Quarterly	Fixed 2.855%	Quarterly	11/24/25	CNY	26,575,000	430,985	—	430,985
3-Month CNREPOFIX=CFXS-Reuters	Quarterly	Fixed 2.605%	Quarterly	1/15/26	CNY	58,525,000	450,735	—	450,735
3-Month CNREPOFIX=CFXS-Reuters	Quarterly	Fixed 2.780%	Quarterly	6/28/26	CNY	9,775,000	140,688	—	140,688
3-Month CNREPOFIX=CFXS-Reuters	Quarterly	Fixed 2.560%	Quarterly	7/28/26	CNY	2,800,000	16,214	—	16,214
3-Month CNREPOFIX=CFXS-Reuters	Quarterly	Fixed 2.255%	Quarterly	1/26/27	CNY	28,350,000	(38,674)	—	(38,674)
6-Month EURIBOR	Semi-Annually	Fixed -0.001%	Annually	10/20/25	EUR	1,090,000	(43,119)	—	(43,119)
6-Month EURIBOR	Semi-Annually	Fixed -0.001%	Annually	11/04/25	EUR	1,030,000	(39,188)	—	(39,188)
6-Month EURIBOR	Semi-Annually	Fixed -0.057%	Annually	5/19/28	EUR	1,060,000	(76,515)	—	(76,515)
6-Month EURIBOR	Semi-Annually	Fixed -0.101%	Annually	6/01/28	EUR	500,000	(37,829)	—	(37,829)
6-Month EURIBOR	Semi-Annually	Fixed -0.100%	Annually	6/03/28	EUR	365,000	(27,614)	—	(27,614)
6-Month EURIBOR	Semi-Annually	Fixed -0.079%	Annually	6/29/28	EUR	384,000	(28,876)	—	(28,876)
6-Month EURIBOR	Semi-Annually	Fixed 0.830%	Annually	3/02/32	EUR	4,700,000	(173,446)	—	(173,446)
6-Month EURIBOR	Semi-Annually	Fixed 1.222%	Annually	4/04/32	EUR	1,350,000	4,678	—	4,678
28 Day-MXN-TIIE-Banxico	Monthly	Fixed 5.499%	Monthly	5/04/27	MXN	15,000,000	(90,954)	—	(90,954)
Fixed 3.090%	Annually	6-Month WIBOR	Semi-Annually	2/20/28	PLN	1,070,000	23,804	—	23,804
Fixed 2.850%	Annually	6-Month WIBOR	Semi-Annually	4/06/28	PLN	100,000	2,623	—	2,623
Fixed 2.920%	Annually	6-Month WIBOR	Semi-Annually	5/07/28	PLN	200,000	5,027	—	5,027
Fixed 3.030%	Annually	6-Month WIBOR	Semi-Annually	5/18/28	PLN	300,000	7,115	—	7,115
Fixed 1.715%	Annually	6-Month WIBOR	Semi-Annually	9/24/29	PLN	1,700,000	78,216	—	78,216
Fixed 1.780%	Annually	6-Month WIBOR	Semi-Annually	10/22/29	PLN	823,529	37,157	—	37,157
Fixed 1.775%	Annually	6-Month WIBOR	Semi-Annually	10/22/29	PLN	1,176,471	53,168	—	53,168
							$733,644	$—	$733,644

The accompanying notes are an integral part of the financial statements.

48

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

*	Contracts are subject to a master netting agreement or similar agreement.
**

Rating represents a weighted average of the ratings of all securities included in the underlying index for the credit default swap. Ratings used in the weighted average are from Moody’s Investors Service, Inc., S&P Global Ratings, or Fitch Ratings, whichever is the highest for each constituent. All ratings are as of the report date and do not reflect subsequent changes.

†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††

For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNH	Offshore Chinese Yuan
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PLN	Polish Zloty
RSD	Serbian dinar
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

The accompanying notes are an integral part of the financial statements.

49

MassMutual Select T. Rowe Price Emerging Markets Bond Fund – Portfolio of Investments
March 31, 2022 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 96.6%
CORPORATE DEBT — 33.3%
Bermuda — 0.3%
Ooredoo International Finance Co.
2.625% 4/08/31 (a)	$260,000	$243,723
Brazil — 0.4%
Globo Comunicacao e Participacoes SA
4.875% 1/22/30 (a)	450,000	397,689
British Virgin Islands — 0.6%
State Grid Overseas Investment BVI Ltd.
3.500% 5/04/27 (a)	200,000	201,626
4.375% 5/22/43 (a)	300,000	326,786
		528,412
Canada — 0.2%
MEGlobal Canada ULC
5.875% 5/18/30 (a)	200,000	221,562
Cayman Islands — 3.2%
AAC Technologies Holdings, Inc.
2.625% 6/02/26 (a)	230,000	206,369
Cosan Overseas Ltd.
8.250% (a) (b)	100,000	100,126
Country Garden Holdings Co. Ltd.
3.300% 1/12/31 (a)	200,000	139,042
8.000% 1/27/24 (a)	200,000	171,240
CSN Inova Ventures
6.750% 1/28/28 (a)	200,000	207,250
Health & Happiness H&H International Holdings Ltd.
5.625% 10/24/24 (a)	200,000	177,960
Huazhu Group Ltd., Convertible,
3.000% 5/01/26	129,000	137,127
Kaisa Group Holdings Ltd.
11.950% 10/22/22 (a)	280,000	55,300
KSA Sukuk Ltd.
2.969% 10/29/29 (a)	310,000	308,893
Lamar Funding Ltd.
3.958% 5/07/25 (a)	500,000	489,166
Lima Metro Line 2 Finance Ltd.
5.875% 7/05/34 (a)	98,735	105,646
Sea Ltd., Convertible,
0.250% 9/15/26	305,000	243,421
Shimao Group Holdings Ltd.
3.450% 1/11/31 (a)	325,000	79,625
5.200% 1/30/25 (a)	200,000	54,500
Tencent Holdings Ltd.
3.840% 4/22/51 (a)	275,000	238,362

	Principal Amount	Value
Times China Holdings Ltd.
6.750% 7/08/25 (a)	$300,000	$120,075
Tingyi Cayman Islands Holding Corp.
1.625% 9/24/25 (a)	205,000	189,703
		3,023,805
Chile — 2.3%
AES Andes SA 5 year USD Swap + 4.644%
7.125% VRN 3/26/79 (a) (c)	450,000	451,692
Banco Santander Chile
3.177% 10/26/31 (a)	375,000	358,294
Celulosa Arauco y Constitucion SA
5.150% 1/29/50 (a)	250,000	247,190
Corp. Nacional del Cobre de Chile
3.150% 1/14/30 (a)	200,000	192,055
Empresa De Los Ferrocarr
3.068% 8/18/50 (a) (c)	450,000	334,125
Empresa de Transporte de Pasajeros Metro SA
3.693% 9/13/61 (a)	200,000	162,752
4.700% 5/07/50 (a)	200,000	201,924
VTR Comunicaciones SpA
4.375% 4/15/29 (a)	250,000	228,440
		2,176,472
Colombia — 1.0%
Banco Davivienda SA 10 year CMT + 5.097%
6.650% VRN (a) (b)	200,000	184,002
Banco de Bogota SA
6.250% 5/12/26 (a)	250,000	255,625
Ecopetrol SA
4.625% 11/02/31	110,000	99,918
5.875% 5/28/45	500,000	438,125
		977,670
Hong Kong — 0.2%
Lenovo Group Ltd.
3.421% 11/02/30 (a)	200,000	184,991
India — 1.3%
Adani International Container Terminal Pvt Ltd.
3.000% 2/16/31 (a)	528,000	471,472
Adani Ports & Special Economic Zone Ltd.
4.200% 8/04/27 (a)	200,000	195,059
4.375% 7/03/29 (a)	200,000	191,010
Bharti Airtel Ltd.
3.250% 6/03/31 (a)	400,000	369,738
		1,227,279

The accompanying notes are an integral part of the financial statements.

50

MassMutual Select T. Rowe Price Emerging Markets Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Indonesia — 1.5%
Bank Negara Indonesia Persero Tbk PT
3.750% 3/30/26 (a)	$413,000	$392,600
Pertamina Persero PT
5.625% 5/20/43 (a)	400,000	424,632
6.000% 5/03/42 (a)	200,000	222,061
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.000% 6/30/50 (a)	200,000	177,844
6.150% 5/21/48 (a)	200,000	222,990
		1,440,127
Ireland — 0.4%
LCPR Senior Secured Financing DAC
5.125% 7/15/29 (a)	400,000	381,878
Israel — 1.0%
ICL Group Ltd.
6.375% 5/31/38 (a)	200,000	216,898
Israel Chemicals Ltd.
6.375% 5/31/38 (a)	150,000	162,674
Israel Electric Corp. Ltd.
4.250% 8/14/28 (a)	250,000	251,250
Leviathan Bond Ltd.
6.125% 6/30/25 (a)	300,000	304,409
		935,231
Jamaica — 0.1%
TransJamaican Highway Ltd.
5.750% 10/10/36 (a)	145,963	138,300
Kazakhstan — 0.8%
KazMunayGas National Co. JSC
3.500% 4/14/33 (a)	400,000	332,128
5.750% 4/19/47 (a)	200,000	176,796
6.375% 10/24/48 (a)	230,000	216,683
		725,607
Mauritius — 0.2%
HTA Group Ltd/Mauritius
7.000% 12/18/25 (a)	200,000	197,760
Mexico — 9.6%
Axtel SAB de CV
6.375% 11/14/24 (a)	200,000	204,000
Banco Mercantil Del Norte SA
5 year CMT + 4.967% 6.750% VRN (a) (b)	200,000	196,500
10 year CMT + 7.760% 8.375% VRN (a) (b)	200,000	208,752
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
5.375% 4/17/25 (a)	285,000	295,355

	Principal Amount	Value
BBVA Bancomer SA 5 year CMT + 2.650%
5.125% VRN 1/18/33 (a)	$600,000	$570,390
Cemex SAB de CV
5.450% 11/19/29 (a)	200,000	202,252
Cometa Energia SA de CV
6.375% 4/24/35 (a)	359,600	363,592
Controladora Mabe SA de CV
5.600% 10/23/28 (a) (c)	250,000	266,275
Industrias Penoles SAB de CV
4.750% 8/06/50 (a)	200,000	182,502
Infraestructura Energetica Nova SAB de CV
4.875% 1/14/48 (a)	300,000	260,910
Mexico City Airport Trust
5.500% 7/31/47 (a)	1,892,000	1,662,614
Petroleos Mexicanos
4.500% 1/23/26	500,000	489,250
6.500% 3/13/27	1,100,000	1,117,050
6.500% 6/02/41	3,585,000	2,972,682
		8,992,124
Netherlands — 0.5%
Minejesa Capital BV
5.625% 8/10/37 (a)	300,000	273,189
Petrobras Global Finance BV
5.500% 6/10/51	185,000	158,749
		431,938
Oman — 0.2%
Bank Muscat SAOG
4.750% 3/17/26 (a)	200,000	201,496
Panama — 0.7%
Aeropuerto Internacional de Tocumen SA
4.000% 8/11/41 (a)	200,000	182,039
Banco General SA 10 year CMT + 3.665%
5.250% VRN (a) (b)	200,000	196,502
Banco Nacional de Panama
2.500% 8/11/30 (a)	310,000	273,770
		652,311
Paraguay — 0.2%
Telfon Celuar Del Paragu SA
5.875% 4/15/27 (a)	200,000	202,500
Peru — 0.2%
Consorcio Transmantaro SA
4.700% 4/16/34 (a)	200,000	200,520

The accompanying notes are an integral part of the financial statements.

51

MassMutual Select T. Rowe Price Emerging Markets Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Philippines — 1.1%
Globe Telecom, Inc.
3.000% 7/23/35 (a)	$400,000	$317,846
International Container Terminal Services, Inc.
4.750% 6/17/30 (a)	400,000	398,680
Manila Water Co., Inc.
4.375% 7/30/30 (a)	300,000	284,730
		1,001,256
Qatar — 0.7%
Qatar Energy
2.250% 7/12/31 (a)	270,000	248,438
3.125% 7/12/41 (a)	450,000	409,433
		657,871
Saudi Arabia — 1.5%
Saudi Arabian Oil Co.
3.500% 4/16/29 (a)	550,000	553,429
4.250% 4/16/39 (a)	800,000	818,971
		1,372,400
Sri Lanka — 0.2%
SriLankan Airlines Ltd.
7.000% 6/25/24 (a)	300,000	140,775
Thailand — 1.2%
Bangkok Bank PCL 5 year CMT + 1.900%
3.733% VRN 9/25/34 (a)	375,000	349,590
Bangkok Bank PCL/Hong Kong 5 year CMT + 2.150%
3.466% VRN 9/23/36 (a)	200,000	180,031
Thaioil Treasury Center Co. Ltd.
3.500% 10/17/49 (a)	200,000	148,706
3.500% 10/17/49 (a)	600,000	446,118
		1,124,445
United Arab Emirates — 2.0%
Abu Dhabi Ports Co. PJSC
2.500% 5/06/31 (a)	400,000	369,185
Acwa Power Management And Investments One Ltd.
5.950% 12/15/39 (a)	299,430	318,288
Emirates NBD Bank PJSC 6 year CMT + 3.656%
6.125% VRN (a) (b)	200,000	200,665
Oztel Holdings SPC Ltd.
6.625% 4/24/28 (a)	450,000	471,155
Ruwais Power Co. PJSC
6.000% 8/31/36 (a)	400,000	487,000
		1,846,293

	Principal Amount	Value
United States — 0.8%
Citgo Holding, Inc.
9.250% 8/01/24 (a) (c)	$165,000	$166,650
Kosmos Energy Ltd.
7.125% 4/04/26 (a)	200,000	195,500
MercadoLibre, Inc., Convertible
2.000% 8/15/28	65,000	179,562
Periama Holdings LLC/DE
5.950% 4/19/26 (a)	200,000	203,260
		744,972
Venezuela — 0.9%
Petroleos de Venezuela SA
5.375% 4/12/27 (a) (d)	900,000	59,625
6.000% 5/16/24 (a) (d)	2,400,000	159,000
6.000% 11/15/26 (a) (d)	1,750,000	122,500
8.500% 10/27/20 (a) (d)	250,000	40,000
9.000% 11/17/21 (a) (d)	4,990,000	349,300
9.750% 5/17/35 (a) (d)	150,000	9,375
12.750% 2/17/22 (a) (d)	1,500,000	105,000
		844,800

TOTAL CORPORATE DEBT (Cost $36,399,147)		31,214,207

SOVEREIGN DEBT OBLIGATIONS — 63.3%
Albania — 0.9%
Albania Government International Bond
3.500% 6/16/27 EUR (a) (e)	350,000	374,890
3.500% 11/23/31 EUR (a) (e)	500,000	480,202
		855,092
Angola — 2.0%
Angolan Government International Bond
8.000% 11/26/29 (a)	200,000	200,724
8.250% 5/09/28 (a)	725,000	737,687
9.125% 11/26/49 (a)	300,000	291,438
9.500% 11/12/25 (a)	600,000	656,064
		1,885,913
Argentina — 1.2%
Argentine Republic Government International Bond
0.500% STEP 7/09/30	571,224	190,794
1.000% 12/15/35	845,000	4,225
1.125% STEP 7/09/35	1,374,923	417,509
2.000% STEP 1/09/38	1,477,891	551,697
		1,164,225

The accompanying notes are an integral part of the financial statements.

52

MassMutual Select T. Rowe Price Emerging Markets Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Bahamas — 1.1%
Bahamas Government International Bond
6.000% 11/21/28 (a)	$1,075,000	$831,792
8.950% 10/15/32 (a)	300,000	239,853
		1,071,645
Bahrain — 3.0%
Bahrain Government International Bond
5.625% 5/18/34 (a)	1,100,000	1,037,234
5.625% 5/18/34 (a)	200,000	188,588
7.000% 10/12/28 (a)	1,325,000	1,434,482
7.500% 9/20/47 (a)	200,000	195,496
		2,855,800
Barbados — 0.3%
Barbados Government International Bond
6.500% 10/01/29 (a)	300,000	287,478
Benin — 0.5%
Benin Government International Bond
4.875% 1/19/32 EUR (a) (e)	440,000	423,618
Bermuda — 0.2%
Bermuda Government International Bond
3.375% 8/20/50 (a)	251,000	220,328
Brazil — 1.4%
Brazilian Government International Bond
3.875% 6/12/30	700,000	645,015
5.000% 1/27/45	740,000	659,310
		1,304,325
Chile — 0.9%
Bonos de la Tesoreria de la Republica en pesos
4.700% 9/01/30 CLP (a) (e)	285,000,000	320,324
5.800% 6/01/24 CLP (a) (e)	100,000,000	126,364
Chile Government International Bond
3.500% 1/31/34	200,000	197,282
4.000% 1/31/52	200,000	197,692
		841,662
Colombia — 1.8%
Colombia Government International Bond
3.000% 1/30/30 (c)	500,000	430,610
3.125% 4/15/31	400,000	338,700
4.125% 5/15/51 (c)	525,000	397,094
4.500% 1/28/26	200,000	199,774

	Principal Amount	Value
5.625% 2/26/44	$400,000	$363,224
		1,729,402
Costa Rica — 0.2%
Costa Rica Government International Bond
5.625% 4/30/43 (a)	200,000	174,002
Dominican Republic — 3.8%
Dominican Republic International Bond
4.500% 1/30/30 (a)	505,000	463,342
4.875% 9/23/32 (a)	875,000	791,884
4.875% 9/23/32 (a)	300,000	271,503
5.500% 2/22/29 (a)	165,000	163,517
5.875% 1/30/60 (a) (c)	500,000	427,755
6.500% 2/15/48 (a)	300,000	285,003
6.850% 1/27/45 (a)	1,150,000	1,135,636
		3,538,640
Ecuador — 2.1%
Ecuador Government International Bond
0.000% 7/31/30 (a)	165,446	91,824
0.500% STEP 7/31/40 (a)	408,900	233,077
1.000% STEP 7/31/35 (a)	1,358,550	888,505
1.000% STEP 7/31/35 (a)	50,000	32,701
5.000% STEP 7/31/30 (a)	877,100	732,387
		1,978,494
Egypt — 3.0%
Egypt Government International Bond
5.875% 2/16/31 (a) (c)	200,000	167,537
5.875% 2/16/31 (a)	200,000	167,536
6.588% 2/21/28 (a)	700,000	648,914
7.600% 3/01/29 (a)	675,000	640,251
8.500% 1/31/47 (a)	550,000	467,929
8.500% 1/31/47 (a)	840,000	714,655
		2,806,822
El Salvador — 0.9%
El Salvador Government International Bond
5.875% 1/30/25 (a)	1,240,000	686,588
7.650% 6/15/35 (a)	200,000	93,620
7.650% 6/15/35 (a)	100,000	46,810
		827,018
Ghana — 0.4%
Ghana Government International Bond
8.125% 1/18/26 (a)	400,000	338,040
8.125% 1/18/26 (a)	100,000	84,510
		422,550

The accompanying notes are an integral part of the financial statements.

53

MassMutual Select T. Rowe Price Emerging Markets Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Guatemala — 0.7%
Guatemala Government Bond
4.875% 2/13/28 (a)	$400,000	$408,800
5.375% 4/24/32 (a)	200,000	208,540
		617,340
Hungary — 0.6%
Hungary Government International Bond
2.125% 9/22/31 (a)	655,000	591,979
India — 1.7%
Export Import Bank of India
2.250% 1/13/31 (a)	205,000	175,698
3.250% 1/15/30 (a)	1,500,000	1,416,256
		1,591,954
Indonesia — 5.5%
Indonesia Government International Bond
4.625% 4/15/43 (a)	1,200,000	1,252,080
Perusahaan Penerbit SBSN Indonesia
3.800% 6/23/50 (a)	200,000	195,038
4.450% 2/20/29 (a) (c)	1,050,000	1,138,200
4.550% 3/29/26 (a)	2,025,000	2,144,515
Perusahaan Penerbit SBSN Indonesia III
2.800% 6/23/30 (a)	450,000	439,425
		5,169,258
Ivory Coast — 1.9%
Ivory Coast Government International Bond
6.125% 6/15/33 (a)	1,400,000	1,353,072
6.625% 3/22/48 EUR (a) (e)	425,000	409,545
		1,762,617
Jamaica — 1.2%
Jamaica Government International Bond
6.750% 4/28/28	200,000	220,000
8.000% 3/15/39	175,000	225,752
8.000% 3/15/39	500,000	645,005
		1,090,757
Jordan — 1.2%
Jordan Government International Bond
5.850% 7/07/30 (a)	1,200,000	1,116,672
Lebanon — 0.2%
Lebanon Government International Bond
6.000% 1/27/23 (a) (d)	1,640,000	188,600

	Principal Amount	Value
Mongolia — 0.4%
Mongolia Government International Bond
4.450% 7/07/31 (a)	$400,000	$359,594
Morocco — 2.3%
Morocco Government International Bond
2.375% 12/15/27 (a)	525,000	479,042
3.000% 12/15/32 (a)	400,000	346,000
3.000% 12/15/32 (a)	425,000	367,625
4.000% 12/15/50 (a)	1,175,000	939,647
		2,132,314
Oman — 3.8%
Oman Government International Bond
4.750% 6/15/26 (a)	550,000	551,760
4.750% 6/15/26 (a)	600,000	601,920
5.375% 3/08/27 (a)	200,000	205,255
6.500% 3/08/47 (a)	390,000	381,737
6.750% 10/28/27 (a)	400,000	434,917
6.750% 10/28/27 (a)	600,000	652,375
6.750% 1/17/48 (a)	300,000	299,286
7.000% 1/25/51 (a)	400,000	409,004
		3,536,254
Pakistan — 0.4%
Pakistan Government International Bond
7.875% 3/31/36 (a)	562,000	387,078
Panama — 0.4%
Panama Government International Bond
4.500% 1/19/63	360,000	345,884
Paraguay — 1.3%
Paraguay Government International Bond
4.950% 4/28/31 (a)	400,000	418,004
5.400% 3/30/50 (a)	200,000	202,000
5.400% 3/30/50 (a)	600,000	606,000
		1,226,004
Peru — 1.0%
Peruvian Government International Bond
2.780% 12/01/60	670,000	522,888
3.300% 3/11/41	300,000	272,349
3.550% 3/10/51	130,000	120,972
		916,209

The accompanying notes are an integral part of the financial statements.

54

MassMutual Select T. Rowe Price Emerging Markets Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Philippines — 0.8%
Philippine Government International Bond
2.650% 12/10/45	$900,000	$739,849
Qatar — 2.0%
Qatar Government International Bond
4.400% 4/16/50 (a)	200,000	224,775
4.400% 4/16/50 (a)	200,000	224,776
4.817% 3/14/49 (a)	1,200,000	1,421,832
		1,871,383
Romania — 2.3%
Romanian Government International Bond
2.124% 7/16/31 EUR (a) (e)	100,000	94,451
2.125% 3/07/28 EUR (a) (e)	100,000	104,078
2.875% 4/13/42 EUR (a) (e)	125,000	105,786
3.000% 2/14/31 (a) (c)	174,000	160,641
3.000% 2/14/31 (a)	500,000	461,612
3.375% 1/28/50 EUR (a) (e)	550,000	486,202
4.000% 2/14/51 (a)	160,000	138,144
4.000% 2/14/51 (a)	722,000	623,375
		2,174,289
Saudi Arabia — 1.4%
Saudi Government International Bond
2.750% 2/03/32 (a)	500,000	485,850
3.750% 1/21/55 (a)	400,000	384,522
5.000% 4/17/49 (a)	400,000	455,033
		1,325,405
Senegal — 1.3%
Senegal Government International Bond
4.750% 3/13/28 EUR (a) (e)	300,000	321,919
6.250% 5/23/33 (a)	200,000	188,588
6.250% 5/23/33 (a)	750,000	707,205
		1,217,712
Serbia — 1.2%
Serbia International Bond
2.125% 12/01/30 (a)	200,000	166,540
2.125% 12/01/30 (a)	1,100,000	915,970
		1,082,510
South Africa — 0.4%
Republic of South Africa Government International Bond
6.250% 3/08/41	400,000	397,528
Sri Lanka — 0.9%
Sri Lanka Government International Bond
6.125% 6/03/25 (a)	200,000	99,000

	Principal Amount	Value
6.125% 6/03/25 (a)	$500,000	$247,500
6.825% 7/18/26 (a)	200,000	96,170
6.850% 11/03/25 (a)	900,000	437,733
		880,403
Suriname — 0.6%
Suriname Government International Bond
9.250% 10/26/26 (a)	631,000	517,420
Trinidad And Tobago — 0.5%
Trinidad & Tobago Government International Bond
4.500% 6/26/30 (a)	510,000	494,700
Turkey — 1.7%
Republic of Turkey
8.600% 9/24/27	275,000	281,820
Turkey Government International Bond
4.250% 4/14/26	400,000	359,584
4.875% 10/09/26	400,000	360,144
4.875% 4/16/43	450,000	318,780
6.000% 1/14/41	350,000	273,350
		1,593,678
Ukraine — 0.7%
Ukraine Government International Bond
0.000% FRN 5/31/40 (a) (f)	115,000	35,226
7.750% 9/01/25 (a)	800,000	343,040
8.994% 2/01/24 (a)	300,000	133,071
9.750% 11/01/28 (a)	400,000	169,208
		680,545
United Arab Emirates — 0.3%
Abu Dhabi Government International Bond
3.125% 4/16/30 (a)	250,000	255,275
Uzbekistan — 1.2%
Republic of Uzbekistan International Bond
3.900% 10/19/31 (a)	298,000	263,372
3.900% 10/19/31 (a)	250,000	220,950
5.375% 2/20/29 (a)	400,000	400,000
5.375% 2/20/29 (a)	200,000	200,000
		1,084,322
Venezuela — 0.2%
Venezuela Government International Bond
7.750% 10/13/19 (a) (d)	1,000,000	82,000
9.250% 9/15/27 (d)	300,000	24,600
11.750% 10/21/26 (a) (d)	300,000	24,600

The accompanying notes are an integral part of the financial statements.

55

MassMutual Select T. Rowe Price Emerging Markets Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
12.750% 8/23/22 (a) (d)	$255,000	$20,910
		152,110
Vietnam — 0.9%
Vietnam Government International Bond
4.800% 11/19/24 (a)	850,000	879,761
Zambia — 0.6%
Zambia Government International Bond
5.375% 9/20/22 (a) (d)	825,000	565,934

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $66,160,528)		59,332,352

TOTAL BONDS & NOTES (Cost $102,559,675)		90,546,559
	Number of Shares
MUTUAL FUNDS — 3.9%
Diversified Financial Services — 3.9%
United States — 3.9%
State Street Navigator Securities Lending Government Money Market Portfolio (g)	3,620,535	3,620,535

TOTAL MUTUAL FUNDS (Cost $3,620,535)		3,620,535

TOTAL LONG-TERM INVESTMENTS (Cost $106,180,210)		94,167,094

SHORT-TERM INVESTMENTS — 1.8%
Mutual Fund — 0.5%
T. Rowe Price Government Reserve Investment Fund	503,412	503,412

	Principal Amount	Value
Repurchase Agreement — 1.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/22, 0.000% due 4/01/22 (h)	$1,072,657	$1,072,657
U.S. Treasury Bill — 0.2%
U.S. Treasury Bill
0.124% 6/16/22 (i) (j)	100,000	99,913
0.294% 6/16/22 (i)	70,000	69,939
		169,852

TOTAL SHORT-TERM INVESTMENTS (Cost $1,746,001)		1,745,921

TOTAL INVESTMENTS — 102.3% (Cost $107,926,211) (k)		95,913,015

Other Assets/(Liabilities) — (2.3)%		(2,153,602)

NET ASSETS — 100.0%		$93,759,413

Abbreviation Legend

FRN	Floating Rate Note
STEP	Step Up Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2022, the aggregate market value of these securities amounted to $75,009,244 or 80.00% of net assets.

(b)	Security is perpetual and has no stated maturity date.
(c)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2022, was $3,706,026 or 3.95% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $162,577 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(d)

Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At March 31, 2022, these securities amounted to a value of $1,751,444 or 1.87% of net assets.

(e)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(f)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2022.

The accompanying notes are an integral part of the financial statements.

56

MassMutual Select T. Rowe Price Emerging Markets Bond Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(g)	Represents investment of security lending cash collateral. (Note 2).
(h)

Maturity value of $1,072,657. Collateralized by U.S. Government Agency obligations with a rate of 0.500%, maturity date of 4/15/24, and an aggregate market value, including accrued interest, of $1,094,188.

(i)	The rate shown represents yield-to-maturity.
(j)	All or a portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(k)	See Note 6 for aggregate cost for federal tax purposes.

Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.*	5/20/22	USD	110,267	EUR	96,544	$3,300
BNP Paribas SA*	6/10/22	USD	78,684	CLP	64,496,000	(2,370)
Citibank N.A.*	5/20/22	EUR	28,156	USD	30,998	198
Citibank N.A.*	5/20/22	USD	180,838	EUR	161,791	1,581
HSBC Bank USA*	5/20/22	EUR	84,000	USD	94,632	(1,563)
HSBC Bank USA*	5/20/22	USD	236,718	EUR	213,660	(8)
Morgan Stanley & Co. LLC*	5/20/22	USD	1,203,258	EUR	1,059,444	29,437
UBS AG*	5/20/22	USD	1,292,545	EUR	1,136,171	33,714
UBS AG*	6/10/22	USD	79,308	CLP	64,496,000	(1,746)
						$62,543

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Ultra Bond	6/21/22	14	$2,579,371	$(99,621)

Short
U.S. Treasury Note 10 Year	6/21/22	108	$(13,571,651)	$301,151

*	Contracts are subject to a master netting agreement or similar agreement.

Currency Legend

CLP	Chilean Peso
EUR	Euro
USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.

57

MassMutual Select T. Rowe Price Large Cap Blend Fund – Portfolio of Investments
March 31, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.7%
COMMON STOCK — 98.2%
Basic Materials — 1.6%
Chemicals — 1.4%
Air Products & Chemicals, Inc.	1,748	$436,843
Albemarle Corp.	448	99,075
CF Industries Holdings, Inc.	1,006	103,678
FMC Corp.	1,010	132,886
International Flavors & Fragrances, Inc.	91,701	12,043,092
Linde PLC	45,155	14,423,862
Nutrien Ltd.	45,215	4,701,908
RPM International, Inc.	1,960	159,622
The Sherwin-Williams Co.	5,000	1,248,100
		33,349,066
Forest Products & Paper — 0.0%
International Paper Co.	2,859	131,943
West Fraser Timber Co. Ltd.	423	34,868
		166,811
Mining — 0.2%
BHP Group Ltd. Sponsored ADR	51,662	3,990,889
		37,506,766
Communications — 16.3%
Advertising — 0.2%
The Trade Desk, Inc. Class A (a)	68,000	4,709,000
Internet — 15.3%
Airbnb, Inc. Class A (a)	4,007	688,242
Alphabet, Inc. Class A (a)	15,885	44,181,745
Alphabet, Inc. Class C (a)	35,460	99,039,425
Amazon.com, Inc. (a)	36,145	117,830,893
Booking Holdings, Inc. (a)	6,885	16,169,078
Coupang, Inc. (a)	142,720	2,523,290
DoorDash, Inc., Class A (a)	52,819	6,189,859
Expedia Group, Inc. (a)	31,703	6,203,326
Match Group, Inc. (a)	58,041	6,311,378
Meta Platforms, Inc. Class A (a)	116,848	25,982,321
Netflix, Inc. (a)	32,720	12,256,585
NortonLifeLock, Inc.	12,693	336,618
Opendoor Technologies, Inc. (a) (b)	3,995	34,557
Sea Ltd. ADR (a)	71,867	8,608,948
Snap, Inc. Class A (a)	323,448	11,640,894
Spotify Technology SA (a)	43,911	6,631,439
VeriSign, Inc. (a)	6,673	1,484,476
		366,113,074
Media — 0.3%
Charter Communications, Inc. Class A (a)	8,132	4,436,169

	Number of Shares	Value
Comcast Corp. Class A	11,742	$549,760
Liberty Broadband Corp. Class C (a)	1,027	138,974
The Walt Disney Co. (a)	16,675	2,287,143
		7,412,046
Telecommunications — 0.5%
AT&T, Inc.	6,540	154,540
Cisco Systems, Inc.	12,464	694,993
Corning, Inc.	35,893	1,324,811
Motorola Solutions, Inc.	33,434	8,097,715
T-Mobile US, Inc. (a)	6,676	856,864
Verizon Communications, Inc.	5,760	293,414
		11,422,337
		389,656,457
Consumer, Cyclical — 8.2%
Airlines — 0.0%
Southwest Airlines Co. (a)	4,790	219,382
United Airlines Holdings, Inc. (a)	2,483	115,112
		334,494
Apparel — 0.0%
NIKE, Inc. Class B	5,752	773,989
Auto Manufacturers — 2.7%
Cummins, Inc.	2,171	445,294
Ferrari NV	30,895	6,737,891
General Motors Co. (a)	1,988	86,955
PACCAR, Inc.	5,305	467,211
Rivian Automotive, Inc. Class A (a)	62,073	3,118,547
Rivian Automotive, Inc., Lockup Shares (Acquired 12/23/19 - 1/19/21, Cost $9,376,340) (c) (d)	581,398	27,748,964
Tesla, Inc. (a)	24,231	26,111,326
		64,716,188
Auto Parts & Equipment — 0.0%
Aptiv PLC (a)	359	42,976
Aurora Innovation, Inc., Lockup Shares (Acquired 3/01/19, Cost $439,191) (c) (d)	103,180	547,937
Magna International, Inc.	2,331	149,907
		740,820
Distribution & Wholesale — 0.0%
Fastenal Co.	9,829	583,843
Home Builders — 0.0%
NVR, Inc. (a)	91	406,521
Leisure Time — 0.2%
Peloton Interactive, Inc. Class A (a)	129,956	3,433,437
Lodging — 0.5%
Hilton Worldwide Holdings, Inc. (a)	1,990	301,963
Las Vegas Sands Corp. (a)	116,504	4,528,510

The accompanying notes are an integral part of the financial statements.

58

MassMutual Select T. Rowe Price Large Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Marriott International, Inc. Class A (a)	1,865	$327,774
MGM Resorts International	4,486	188,143
Wynn Resorts Ltd. (a)	64,402	5,135,415
		10,481,805
Retail — 4.8%
AutoZone, Inc. (a)	125	255,573
Burlington Stores, Inc. (a)	982	178,891
Carvana Co. (a) (b)	12,023	1,434,224
Chipotle Mexican Grill, Inc. (a)	6,211	9,825,988
Costco Wholesale Corp.	5,220	3,005,937
Dollar General Corp.	49,889	11,106,788
Dollar Tree, Inc. (a)	1,367	218,925
Domino’s Pizza, Inc.	2,015	820,125
The Home Depot, Inc.	7,730	2,313,821
Lowe’s Cos., Inc.	2,091	422,779
Lululemon Athletica, Inc. (a)	24,461	8,933,891
McDonald’s Corp.	41,419	10,242,090
O’Reilly Automotive, Inc. (a)	2,653	1,817,199
Ross Stores, Inc.	138,756	12,551,868
Starbucks Corp.	5,534	503,428
The TJX Cos., Inc.	3,417	207,002
Tractor Supply Co.	4,957	1,156,815
Ulta Beauty, Inc. (a)	414	164,863
Walmart, Inc.	188,533	28,076,334
Yum! Brands, Inc.	167,548	19,859,465
		113,096,006
		194,567,103
Consumer, Non-cyclical — 23.4%
Agriculture — 0.5%
Altria Group, Inc.	6,988	365,123
Darling Ingredients, Inc. (a)	70,969	5,704,488
Philip Morris International, Inc.	61,605	5,787,174
		11,856,785
Beverages — 1.7%
The Coca-Cola Co.	318,830	19,767,460
Constellation Brands, Inc. Class A	5,528	1,273,209
Keurig Dr Pepper, Inc.	520,752	19,736,501
Monster Beverage Corp. (a)	4,260	340,374
PepsiCo, Inc.	4,909	821,668
		41,939,212
Biotechnology — 0.2%
Amgen, Inc.	2,250	544,095
Argenx SE ADR (a)	8,497	2,679,189
Biogen, Inc. (a)	280	58,968
Corteva, Inc.	3,206	184,281
Illumina, Inc. (a)	280	97,832
Moderna, Inc. (a)	946	162,958

	Number of Shares	Value
Regeneron Pharmaceuticals, Inc. (a)	293	$204,637
Vertex Pharmaceuticals, Inc. (a)	1,128	294,374
		4,226,334
Commercial Services — 1.2%
Ant International Co. Ltd., Class C (Acquired 6/07/18, Cost $1,171,890) (c) (d) (e)	307,471	876,292
Block, Inc. (a)	14,548	1,972,709
Block, Inc. (a)	35,571	4,692,276
Cintas Corp.	5,232	2,225,640
FleetCor Technologies, Inc. (a)	2,249	560,136
Global Payments, Inc.	38,875	5,319,655
MarketAxess Holdings, Inc.	4,731	1,609,486
PayPal Holdings, Inc. (a)	14,527	1,680,048
Quanta Services, Inc.	1,767	232,555
Toast, Inc., Class A (a)	4,335	94,200
TransUnion	56,231	5,810,912
United Rentals, Inc. (a)	120	42,625
Verisk Analytics, Inc.	16,490	3,539,249
		28,655,783
Cosmetics & Personal Care — 0.8%
The Estee Lauder Cos., Inc. Class A	1,280	348,570
The Procter & Gamble Co.	94,264	14,403,539
Unilever PLC	121,634	5,506,337
		20,258,446
Food — 0.7%
Conagra Brands, Inc.	2,904	97,487
The Hershey Co.	5,349	1,158,754
Mondelez International, Inc. Class A	215,514	13,529,969
Mowi ASA (b)	594	15,987
Sysco Corp.	10,992	897,497
		15,699,694
Health Care – Products — 5.4%
Abbott Laboratories	47,401	5,610,382
Align Technology, Inc. (a)	12,395	5,404,220
Avantor, Inc. (a)	125,806	4,254,759
The Cooper Cos., Inc.	314	131,123
Danaher Corp.	97,065	28,472,077
Hologic, Inc. (a)	2,808	215,711
Insulet Corp. (a)	8,600	2,290,954
Intuitive Surgical, Inc. (a)	47,064	14,198,268
Medtronic PLC	77,448	8,592,856
PerkinElmer, Inc.	55,027	9,600,010
ResMed, Inc.	4,222	1,023,877
Steris PLC	27,560	6,663,181
Stryker Corp.	41,143	10,999,581
Teleflex, Inc.	171	60,676
Thermo Fisher Scientific, Inc.	48,194	28,465,786

The accompanying notes are an integral part of the financial statements.

59

MassMutual Select T. Rowe Price Large Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Waters Corp. (a)	4,505	$1,398,307
West Pharmaceutical Services, Inc.	1,947	799,652
		128,181,420
Health Care – Services — 5.0%
Anthem, Inc.	57,790	28,387,604
Centene Corp. (a)	218,716	18,413,700
HCA Healthcare, Inc.	108,616	27,221,342
Humana, Inc.	13,067	5,686,367
Laboratory Corp. of America Holdings (a)	26,511	6,989,890
Molina Healthcare, Inc. (a)	653	217,834
UnitedHealth Group, Inc.	65,934	33,624,362
		120,541,099
Household Products & Wares — 0.0%
Avery Dennison Corp.	600	104,382
Kimberly-Clark Corp.	907	111,706
		216,088
Pharmaceuticals — 7.9%
AbbVie, Inc.	245,896	39,862,201
AstraZeneca PLC	53,102	7,041,918
AstraZeneca PLC Sponsored ADR	561,238	37,232,529
Becton Dickinson and Co.	119,397	31,759,602
Bristol-Myers Squibb Co.	178,456	13,032,642
Cigna Corp.	46,252	11,082,442
CVS Health Corp.	3,165	320,330
DexCom, Inc. (a)	730	373,468
Elanco Animal Health, Inc. (a)	165,911	4,328,618
Eli Lilly & Co.	42,290	12,110,587
Johnson & Johnson	113,663	20,144,493
McKesson Corp.	262	80,206
Merck & Co., Inc.	1,714	140,634
Pfizer, Inc.	9,418	487,570
Roche Holding AG Sponsored ADR	8,152	402,790
Roche Holding AG	18,788	7,430,190
Sanofi Sponsored ADR	6,623	340,025
Zoetis, Inc.	7,751	1,461,761
		187,632,006
		559,206,867
Energy — 1.6%
Oil & Gas — 1.0%
Chevron Corp.	70,199	11,430,503
ConocoPhillips	80,328	8,032,800
Devon Energy Corp.	54,388	3,215,962
EOG Resources, Inc.	3,186	379,867
Exxon Mobil Corp.	7,190	593,822
Marathon Petroleum Corp.	3,024	258,552
Pioneer Natural Resources Co.	792	198,024

	Number of Shares	Value
TotalEnergies SE Sponsored ADR	9,387	$474,419
		24,583,949
Oil & Gas Services — 0.4%
Baker Hughes Co.	226,186	8,235,432
Halliburton Co.	12,780	483,979
		8,719,411
Pipelines — 0.2%
TC Energy Corp.	70,684	3,987,991
		37,291,351
Financial — 12.8%
Banks — 3.8%
Bank of America Corp.	875,462	36,086,544
The Bank of New York Mellon Corp.	28,426	1,410,782
Citigroup, Inc.	11,349	606,037
Citizens Financial Group, Inc.	1,513	68,584
Fifth Third Bancorp	11,488	494,443
The Goldman Sachs Group, Inc.	2,105	694,861
Huntington Bancshares, Inc.	29,498	431,261
JP Morgan Chase & Co.	202,579	27,615,569
Morgan Stanley	70,914	6,197,884
The PNC Financial Services Group, Inc.	799	147,376
Signature Bank	895	262,674
State Street Corp.	166,174	14,477,079
SVB Financial Group (a)	434	242,801
Wells Fargo & Co.	31,991	1,550,284
		90,286,179
Diversified Financial Services — 3.1%
Apollo Global Management, Inc.	1,400	86,786
Capital One Financial Corp.	4,979	653,693
Cboe Global Markets, Inc.	1,079	123,459
The Charles Schwab Corp.	268,902	22,671,127
CME Group, Inc.	37,693	8,965,657
Intercontinental Exchange, Inc.	3,707	489,769
Maplebear, Inc. (Non-Voting) (Acquired 8/07/20, Cost $14,781) (c) (d) (e)	319	30,624
Maplebear, Inc. (Voting) (Acquired 8/07/20, Cost $282,637) (c) (d) (e)	6,100	585,600
Mastercard, Inc. Class A	44,486	15,898,407
SoFi Technologies, Inc. (a) (b)	182,924	1,728,632
Tradeweb Markets, Inc. Class A	12,077	1,061,206
Visa, Inc. Class A	95,736	21,231,373
		73,526,333
Insurance — 4.4%
American International Group, Inc.	577,211	36,231,534
Assurant, Inc.	1,570	285,473
Berkshire Hathaway, Inc. Class B (a)	5,498	1,940,299

The accompanying notes are an integral part of the financial statements.

60

MassMutual Select T. Rowe Price Large Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Chubb Ltd.	152,492	$32,618,039
Equitable Holdings, Inc.	14,243	440,251
The Hartford Financial Services Group, Inc.	197,152	14,157,485
Marsh & McLennan Cos., Inc.	1,840	313,573
MetLife, Inc.	5,108	358,990
RenaissanceRe Holdings Ltd.	2,277	360,927
The Travelers Cos., Inc.	100,346	18,336,225
Voya Financial, Inc.	3,490	231,562
		105,274,358
Private Equity — 0.0%
KKR & Co., Inc.	3,499	204,586
Real Estate Investment Trusts (REITS) — 1.5%
Alexandria Real Estate Equities, Inc.	8,569	1,724,511
American Tower Corp.	1,050	263,781
AvalonBay Communities, Inc.	587	145,793
Camden Property Trust	300	49,860
Equinix, Inc.	9,347	6,931,922
Equity LifeStyle Properties, Inc.	24,302	1,858,617
Equity Residential	520	46,758
Essex Property Trust, Inc.	708	244,600
Extra Space Storage, Inc.	421	86,558
Prologis, Inc.	151,393	24,446,942
Public Storage	911	355,545
Rexford Industrial Realty, Inc.	934	69,667
SBA Communications Corp.	1,497	515,118
Simon Property Group, Inc.	627	82,488
Sun Communities, Inc.	312	54,690
Welltower, Inc.	3,858	370,908
Weyerhaeuser Co.	615	23,309
		37,271,067
		306,562,523
Industrial — 7.6%
Aerospace & Defense — 1.2%
Airbus SE (a)	52,210	6,310,807
The Boeing Co. (a)	2,902	555,733
L3 Harris Technologies, Inc.	47,270	11,745,177
Raytheon Technologies Corp.	411	40,718
Teledyne Technologies, Inc. (a)	21,845	10,324,602
TransDigm Group, Inc. (a)	122	79,488
		29,056,525
Building Materials — 0.1%
Martin Marietta Materials, Inc.	7,597	2,924,009
Vulcan Materials Co.	894	164,228
		3,088,237
Electrical Components & Equipment — 0.3%
Generac Holdings, Inc. (a)	21,130	6,281,104

	Number of Shares	Value
Electronics — 0.5%
Agilent Technologies, Inc.	3,160	$418,163
Amphenol Corp. Class A	97	7,309
Fortive Corp.	3,608	219,835
Honeywell International, Inc.	42,535	8,276,460
Hubbell, Inc.	11,566	2,125,484
Mettler-Toledo International, Inc. (a)	620	851,378
TE Connectivity Ltd.	8,381	1,097,743
Trimble, Inc. (a)	69	4,978
		13,001,350
Engineering & Construction — 0.1%
Jacobs Engineering Group, Inc.	14,670	2,021,673
Environmental Controls — 0.4%
Republic Services, Inc.	60,695	8,042,087
Waste Connections, Inc.	2,644	369,367
		8,411,454
Machinery – Construction & Mining — 0.2%
Caterpillar, Inc.	22,214	4,949,723
Machinery – Diversified — 0.1%
Deere & Co.	1,300	540,098
Dover Corp.	3,446	540,678
IDEX Corp.	3,800	728,574
Ingersoll Rand, Inc.	7,040	354,464
Otis Worldwide Corp.	3,138	241,469
		2,405,283
Miscellaneous - Manufacturing — 1.9%
Eaton Corp. PLC	5,397	819,049
General Electric Co.	389,308	35,621,682
Parker-Hannifin Corp.	3,774	1,070,910
Siemens AG Registered	43,526	6,031,058
Textron, Inc.	4,810	357,768
Trane Technologies PLC	2,775	423,743
		44,324,210
Packaging & Containers — 0.2%
Ball Corp.	3,126	281,340
Packaging Corp. of America	11,329	1,768,570
Sealed Air Corp.	4,807	321,877
WestRock Co.	42,944	2,019,656
		4,391,443
Transportation — 2.6%
Canadian Pacific Railway Ltd.	2,295	189,429
CSX Corp.	627,132	23,486,093
FedEx Corp.	31,620	7,316,552
Norfolk Southern Corp.	41,505	11,838,056
Old Dominion Freight Line, Inc.	1,700	507,756
Saia, Inc. (a)	252	61,443
Union Pacific Corp.	13,244	3,618,393

The accompanying notes are an integral part of the financial statements.

61

MassMutual Select T. Rowe Price Large Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
United Parcel Service, Inc. Class B	71,425	$15,317,806
		62,335,528
		180,266,530
Technology — 20.4%
Computers — 4.0%
Accenture PLC Class A	27,913	9,413,101
Apple, Inc.	448,195	78,259,329
Cognizant Technology Solutions Corp. Class A	90,360	8,102,581
Fortinet, Inc. (a)	366	125,077
Leidos Holdings, Inc.	630	68,052
Pure Storage, Inc. Class A (a)	6,412	226,408
		96,194,548
Semiconductors — 4.4%
Advanced Micro Devices, Inc. (a)	184,932	20,220,465
Applied Materials, Inc.	12,519	1,650,004
ASML Holding NV	29,282	19,558,326
Broadcom, Inc.	1,792	1,128,387
KLA Corp.	8,680	3,177,401
Micron Technology, Inc.	10,323	804,058
NVIDIA Corp.	105,031	28,658,759
QUALCOMM, Inc.	133,325	20,374,726
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	21,461	2,237,524
Texas Instruments, Inc.	28,779	5,280,371
Wolfspeed, Inc. (a)	10,299	1,172,644
		104,262,665
Software — 12.0%
Activision Blizzard, Inc.	1,700	136,187
Akamai Technologies, Inc. (a)	10,400	1,241,656
Atlassian Corp. PLC Class A (a)	22,000	6,464,260
Bill.com Holdings, Inc. (a)	12,278	2,784,528
Black Knight, Inc. (a)	89,748	5,204,486
Broadridge Financial Solutions, Inc.	10,235	1,593,692
Cadence Design Systems, Inc. (a)	8,110	1,333,771
Canva, Inc. (Acquired 12/17/21-12/22/21, Cost $872,531) (c) (d) (e)	512	698,880
Celonis SE (Acquired 6/17/21, Cost $435,243) (c) (d) (e)	1,177	435,243
Ceridian HCM Holding, Inc. (a)	29,604	2,023,729
Citrix Systems, Inc.	983	99,185
Datadog, Inc. Class A (a)	30,643	4,641,495
Electronic Arts, Inc.	1,548	195,837
Epic Games, Inc. (Acquired 6/18/20-3/29/21, Cost $2,419,150) (c) (d) (e)	3,660	3,153,822
Fidelity National Information Services, Inc.	4,839	485,932
Fiserv, Inc. (a)	178,007	18,049,910

	Number of Shares	Value
HashiCorp, Inc. Class A (a) (b)	8,791	$474,714
Intuit, Inc.	44,115	21,212,257
Microsoft Corp.	472,601	145,707,614
MongoDB, Inc. (a)	14,446	6,408,101
Paychex, Inc.	9,033	1,232,733
ROBLOX Corp. Class A (a)	69,124	3,196,294
Roper Technologies, Inc.	16,418	7,753,072
salesforce.com, Inc. (a)	95,248	20,223,055
SentinelOne Inc. Class A (a)	106,748	4,135,418
ServiceNow, Inc. (a)	24,812	13,817,555
Snowflake, Inc. Class A (a)	16,351	3,746,505
Stripe, Inc., Class B (Acquired 12/17/19, Cost $295,694) (c) (d) (e)	18,846	774,005
Synopsys, Inc. (a)	12,065	4,020,903
Twilio, Inc. Class A (a)	11,900	1,961,239
UiPath, Inc. Class A (a)	69,542	1,501,412
Workday, Inc. Class A (a)	4,518	1,081,880
Zoom Video Communications, Inc. Class A (a)	16,716	1,959,617
		287,748,987
		488,206,200
Utilities — 6.3%
Electric — 6.0%
Ameren Corp.	5,398	506,116
American Electric Power Co., Inc.	131,628	13,132,525
CMS Energy Corp.	40,240	2,814,386
Dominion Energy, Inc.	189,006	16,059,840
DTE Energy Co.	45,836	6,059,978
NextEra Energy, Inc.	185,046	15,675,247
PG&E Corp. (a)	534,611	6,383,255
Sempra Energy	187,044	31,445,837
The Southern Co.	445,877	32,330,541
WEC Energy Group, Inc.	13,543	1,351,727
Xcel Energy, Inc.	247,798	17,883,582
		143,643,034
Gas — 0.3%
NiSource, Inc.	237,281	7,545,536
		151,188,570

TOTAL COMMON STOCK (Cost $2,040,869,820)		2,344,452,367

PREFERRED STOCK — 0.5%
Consumer, Cyclical — 0.2%
Auto Manufacturers — 0.1%
Nuro, Inc., Series C (Acquired 10/30/20-3/21/21, Cost $1,236,023) (c) (d) (e)	94,681	1,973,694

The accompanying notes are an integral part of the financial statements.

62

MassMutual Select T. Rowe Price Large Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Nuro, Inc., Series D (Acquired 10/29/21, Cost $487,977) (c) (d) (e)	23,409	$487,977
Waymo LLC, Series A-2 (Acquired 5/08/20, Cost $748,934) (c) (d) (e)	8,722	799,999
		3,261,670
Auto Parts & Equipment — 0.1%
GM Cruise Holdings, LLC, Class F (Acquired 5/07/19, Cost $921,625) (c) (d) (e)	50,500	1,330,675
GM Cruise Holdings, LLC, Class G (Acquired 1/21/21, Cost $979,851) (c) (d) (e)	37,186	979,851
		2,310,526
Consumer, Non-cyclical — 0.0%
Commercial Services — 0.0%
Redwood Materials, Inc., Series C, (Acquired 5/28/21, Cost $1,059,705) (c) (d) (e)	22,355	1,165,813
Financial — 0.1%
Investment Companies — 0.1%
Maplebear, Inc., Series A (Acquired 11/18/20, Cost $53,081) (c) (d) (e)	870	83,520
Maplebear, Inc., Series G (Acquired 7/02/20, Cost $599,129) (c) (d) (e)	12,458	1,195,968
Maplebear, Inc., Series I (Acquired 2/26/21, Cost $240,750) (c) (d) (e)	1,926	184,896
		1,464,384
		1,464,384
Industrial — 0.0%
Electrical Components & Equipment — 0.0%
Sila Nanotechnologies, Inc., Series F (Acquired 1/07/21, Cost $760,988) (c) (d) (e)	18,438	574,712
Technology — 0.1%
Software — 0.1%
Canva, Inc., Series A (Acquired 12/17/21, Cost $49,421) (c) (d) (e)	29	39,585
Canva, Inc., Series A-3 (Acquired 12/17/21, Cost $13,633) (c) (d) (e)	8	10,920
Celonis SE, Series D (Acquired 6/17/21, Cost $1,135,255) (c) (d) (e)	3,070	1,135,255
Formagrid, Inc., Series F (Acquired 12/08/21, Cost $1,130,824) (c) (d) (e)	6,038	1,130,824
Rappi, Inc., Series E (Acquired 9/08/20-9/24/20, Cost $1,092,516) (c) (d) (e)	18,286	1,037,365
		3,353,949
		3,353,949

	Number of Shares	Value
Utilities — 0.1%
Electric — 0.1%
The AES Corp. Convertible 6.875% (b)	13,043	$1,290,344

TOTAL PREFERRED STOCK (Cost $11,820,003)		13,421,398

TOTAL EQUITIES (Cost $2,052,689,823)		2,357,873,765

MUTUAL FUNDS — 0.0%
Diversified Financial Services — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio (f)	489,190	489,190

TOTAL MUTUAL FUNDS (Cost $489,190)		489,190

TOTAL LONG-TERM INVESTMENTS (Cost $2,053,179,013)		2,358,362,955

SHORT-TERM INVESTMENTS — 0.9%
Mutual Fund — 0.9%
T. Rowe Price Government Reserve Investment Fund	20,619,998	20,619,998

TOTAL SHORT-TERM INVESTMENTS (Cost $20,619,998)		20,619,998

TOTAL INVESTMENTS — 99.6% (Cost $2,073,799,011) (g)		2,378,982,953

Other Assets/(Liabilities) — 0.4%		8,412,328

NET ASSETS — 100.0%		$2,387,395,281

Abbreviation Legend

ADR	American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

63

MassMutual Select T. Rowe Price Large Cap Blend Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2022, was $3,806,629 or 0.16% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $3,414,825 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)

This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2022, these securities amounted to a value of $46,982,421 or 1.97% of net assets.

(d)

Restricted security. Certain securities are restricted as to resale. At March 31, 2022, these securities amounted to a value of $46,982,421 or 1.97% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(e)	Investment was valued using significant unobservable inputs.
(f)	Represents investment of security lending cash collateral. (Note 2).
(g)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

64

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund – Portfolio of Investments
March 31, 2022 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 99.5%
CORPORATE DEBT — 0.1%
Trucking & Leasing — 0.1%
DAE Funding LLC
1.550% 8/01/24 (a)	$200,000	$189,063

TOTAL CORPORATE DEBT (Cost $198,854)		189,063

MUNICIPAL OBLIGATIONS — 0.3%
California State University, Revenue Bond,
0.563% 11/01/24	125,000	118,018
City & County of Denver Co. Airport System Revenue
Revenue Bond, 0.877% 11/15/23	20,000	19,479
Revenue Bond, 1.115% 11/15/24	30,000	28,638
City of Atlanta GA Water & Wastewater Revenue
Revenue Bond, 0.271% 11/01/22	15,000	14,906
Revenue Bond, 0.407% 11/01/23	15,000	14,568
Revenue Bond, 0.616% 11/01/24	15,000	14,246
Dallas Area Rapid Transit
Revenue Bond, 0.397% 12/01/22	15,000	14,904
Revenue Bond, 0.541% 12/01/23	10,000	9,722
Revenue Bond, 0.761% 12/01/24	10,000	9,526
New York Transportation Development Corp., Revenue Bond,
1.610% 12/01/22	15,000	14,965
State of Illinois, General Obligation,
2.840% 10/01/23	485,000	484,073
Tobacco Settlement Finance Authority
Revenue Bond, 0.947% 6/01/22	30,000	29,992
Revenue Bond, 1.193% 6/01/23	50,000	49,212
Revenue Bond, 1.497% 6/01/24	65,000	62,539

TOTAL MUNICIPAL OBLIGATIONS (Cost $900,000)		884,788

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.7%
Automobile Asset-Backed Securities — 0.4%
AmeriCredit Automobile Receivables Trust, Series 2020-3, Class C
1.060% 8/18/26	120,000	115,319
Avis Budget Rental Car Funding AESOP LLC, Series 2017-2A, Class A
2.970% 3/20/24 (a)	310,000	311,376

	Principal Amount	Value
Santander Drive Auto Receivables Trust, Series 2020-4, Class C
1.010% 1/15/26	$195,000	$192,711
Santander Retail Auto Lease Trust
Series 2022-A, Class B, 1.610% 1/20/26 (a)	180,000	173,738
Series 2019-C, Class C, 2.390% 11/20/23 (a)	230,000	230,309
Series 2019-B, Class C, 2.770% 8/21/23 (a)	170,000	170,252
		1,193,705
Commercial Mortgage-Backed Securities — 0.4%
BX Commercial Mortgage Trust, Series 2019-IMC, Class C, 1 mo. USD LIBOR + 1.600%
1.997% FRN 4/15/34 (a)	210,000	205,802
Commercial Mortgage Pass-Through Certificates
Series 2014-UBS4, Class AM, 3.968% 8/10/47	250,000	250,300
Series 2014-UBS2, Class AM, 4.199% 3/10/47	100,000	100,592
Extended Stay America Trust, Series 2021-ESH, Class B, 1 mo. USD LIBOR + 1.380%
1.777% FRN 7/15/38 (a)	258,410	254,860
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class C
3.750% 12/10/36 (a)	295,000	288,002
New Orleans Hotel Trust, Series 2019-HNLA, Class C, 1 mo. USD LIBOR + 1.589%
1.986% FRN 4/15/32 (a)	100,000	97,517
		1,197,073
Other Asset-Backed Securities — 0.7%
BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class A
3.280% 9/26/33 (a)	47,365	46,908
Elara HGV Timeshare Issuer LLC, Series 2016-A, Class A
2.730% 4/25/28 (a)	245,933	244,428
HPEFS Equipment Trust, Series 2021-2A, Class C
0.880% 9/20/28 (a)	360,000	346,433
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class AR, 3 mo. USD LIBOR + 1.070%
1.311% FRN 7/15/33 (a)	475,000	471,852
Magnetite XXV Ltd., Series 2020-25A, Class A, 3 mo. USD LIBOR + 1.200%
1.458% FRN 1/25/32 (a)	250,000	248,756

The accompanying notes are an integral part of the financial statements.

65

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
MVW Owner Trust, Series 2018-1A, Class A
3.450% 1/21/36 (a)	$74,210	$74,718
OZLM VIII Ltd., Series 2014-8A, Class A1R3, 3 mo. USD LIBOR + .980%
1.221% FRN 10/17/29 (a)	774,981	772,184
Sierra Receivables Funding LLC, Series 2019-3A, Class A
2.340% 8/20/36 (a)	53,052	52,608
		2,257,887
Student Loans Asset-Backed Securities — 0.4%
Navient Private Education Refi Loan Trust
Series 2021-EA, Class A, 0.970% 12/16/69 (a)	190,560	178,199
Series 2019-GA, Class A, 2.400% 10/15/68 (a)	139,347	138,362
Nelnet Student Loan Trust, Series 2021-CA, Class AFX
1.320% 4/20/62 (a)	610,319	581,073
SMB Private Education Loan Trust
Series 2016-B, Class A2A, 2.430% 2/17/32 (a)	127,711	125,893
Series 2017-B, Class A2A, 2.820% 10/15/35 (a)	223,703	221,077
Series 2017-A, Class A2A, 2.880% 9/15/34 (a)	76,968	76,725
		1,321,329
Whole Loan Collateral Collateralized Mortgage Obligations — 2.8%
Angel Oak Mortgage Trust, Series 2019-2, Class A1,
3.628% VRN 3/25/49 (a) (b)	16,678	16,631
Bayview MSR Opportunity Master Fund Trust, Series 2021-2, Class A5,
2.500% VRN 6/25/51 (a) (b)	383,886	367,676
Citigroup Mortgage Loan Trust, Series 2019-IMC1, Class A1,
2.720% VRN 7/25/49 (a) (b)	43,608	43,485
COLT Mortgage Loan Trust, Series 2021-6, Class A1,
1.907% VRN 12/25/66 (a) (b)	621,900	581,890
Credit Suisse Mortgage Trust, Series 2021-RPL6, Class A1,
2.000% VRN 10/25/60 (a) (b)	333,759	321,351
Ellington Financial Mortgage Trust, Series 2019-2, Class A1,
2.739% VRN 11/25/59 (a) (b)	107,237	106,775
Flagstar Mortgage Trust, Series 2021-5INV, Class A5,
2.500% VRN 7/25/51 (a) (b)	404,608	387,775

	Principal Amount	Value
FWD Securitization Trust, Series 2020-INV1, Class A3,
2.440% VRN 1/25/50 (a) (b)	$77,303	$75,951
Galton Funding Mortgage Trust
Series 2020-H1, Class A3, 2.617% VRN 1/25/60 (a) (b)	154,702	151,192
Series 2018-1, Class A33, 3.500% VRN 11/25/57 (a) (b)	70,021	69,549
Series 2018-2, Class A31, 4.500% VRN 10/25/58 (a) (b)	31,481	31,683
GS Mortgage-Backed Securities Trust, Series 2021-PJ6, Class A8,
2.500% VRN 11/25/51 (a) (b)	684,251	655,357
Series 2022-GR1, Class A5,
2.500% VRN 6/25/52 (a) (b)	746,684	715,621
JP Morgan Mortgage Trust, Series 2019-INV2, Class A3,
3.500% VRN 2/25/50 (a) (b)	24,044	23,963
Metlife Securitization Trust, Series 2018-1A, Class A,
3.750% VRN 3/25/57 (a) (b)	100,455	100,502
New Residential Mortgage Loan Trust
Series 2020-NQM1, Class A1, 2.464% VRN 1/26/60 (a) (b)	64,183	63,862
Series 2019-NQM5, Class A3, 3.065% VRN 11/25/59 (a) (b)	56,264	55,902
NYMT Loan Trust, Series 2022-CP1, Class A1
2.042% 7/25/61 (a)	360,880	350,140
Oceanview Mortgage Trust, Series 2022-1, Class A5,
2.500% VRN 12/25/51 (a) (b)	356,211	342,237
Onslow Bay Financial LLC
Series 2020-EXP1, Class 2A1, 1 mo. USD LIBOR + .750% 1.207% FRN 2/25/60 (a)	25,807	25,730
Series 2019-EXP3, Class 2A1, 1 mo. USD LIBOR + .900% 1.357% FRN 10/25/59 (a)	49,776	49,725
Series 2019-EXP3, Class 2A2, 1 mo. USD LIBOR + 1.100% 1.557% FRN 10/25/59 (a)	27,951	27,951
Series 2022-NQM1, Class A1, 2.305% VRN 11/25/61 (a) (b)	300,281	291,010
Series 2020-INV1, Class A21, 3.500% VRN 12/25/49 (a) (b)	38,143	37,921
Series 2020-EXP1, Class 1A9, 3.500% VRN 2/25/60 (a) (b)	71,464	70,937
Series 2019-EXP1, Class 1A3, 4.000% VRN 1/25/59 (a) (b)	71,894	72,030
Series 2019-EXP2, Class 1A3, 4.000% VRN 6/25/59 (a) (b)	94,733	95,095

The accompanying notes are an integral part of the financial statements.

66

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Sequoia Mortgage Trust
Series 2017-CH1, Class A2, 3.500% VRN 8/25/47 (a) (b)	$21,944	$21,941
Series 2017-CH1, Class A13, 4.000% VRN 8/25/47 (a) (b)	59,662	59,739
Series 2018-CH2, Class A3, 4.000% VRN 6/25/48 (a) (b)	9,997	10,047
Series 2018-CH3, Class A2, 4.000% VRN 8/25/48 (a) (b)	8,504	8,522
Series 2018-CH4, Class A2, 4.000% VRN 10/25/48 (a) (b)	5,693	5,692
SG Residential Mortgage Trust
Series 2021-1, Class A1, 1.160% VRN 7/25/61 (a) (b)	459,752	435,119
Series 2019-3, Class A3, 3.082% VRN 9/25/59 (a) (b)	68,459	67,887
Starwood Mortgage Residential Trust
Series 2021-3, Class A1, 1.127% VRN 6/25/56 (a) (b)	440,800	418,265
Series 2020-1, Class A3, 2.562% VRN 2/25/50 (a) (b)	120,236	118,950
Series 2019-INV1, Class A1, 2.610% VRN 9/27/49 (a) (b)	25,860	25,683
Towd Point Mortgage Trust
Series 2017-6, Class A1, 2.750% VRN 10/25/57 (a) (b)	90,017	88,852
Series 2018-2, Class A1, 3.250% VRN 3/25/58 (a) (b)	104,271	103,818
Series 2018-5, Class A1A, 3.250% VRN 7/25/58 (a) (b)	70,543	70,492
Series 2018-3, Class A1, 3.750% VRN 5/25/58 (a) (b)	54,066	54,158
Verus Securitization Trust
Series 2021-3, Class A1, 1.046% VRN 6/25/66 (a) (b)	413,020	389,876
Series 2021-8, Class A2, 2.286% VRN 11/25/66 (a) (b)	166,188	157,697
Series 2020-1, Class A1, 2.417% STEP 1/25/60 (a)	75,035	74,594
Series 2020-1, Class A3, 2.724% STEP 1/25/60 (a)	175,137	173,370
Series 2019-4, Class A3, 3.000% STEP 11/25/59 (a)	265,521	264,657
Series 2019-3, Class A3, 3.040% STEP 7/25/59 (a)	165,380	165,040
Series 2019-INV3, Class A3, 3.100% VRN 11/25/59 (a) (b)	308,176	303,298

	Principal Amount	Value
Wells Fargo Mortgage Backed Securities Trust, Series 2021-RR1, Class A3,
2.500% VRN 12/25/50 (a) (b)	$307,613	$294,239
		8,443,877

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $14,864,891)		14,413,871

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (c) — 1.5%
Collateralized Mortgage Obligations — 0.0%
Government National Mortgage Association Series 2019-65, Class B 3.500% 5/20/49	64,555	65,081
Whole Loans — 1.5%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2021-HQA2, Class M1, 30 day SOFR + .700% 0.799% FRN 12/25/33 (a)	355,779	352,739
Series 2022-DNA1, Class M1A, 30 day SOFR + 1.000% 1.099% FRN 1/25/42 (a)	645,000	636,190
Series 2018-DNA3, Class M2AS, 1 mo. USD LIBOR + .900% 1.357% FRN 9/25/48 (a)	117,911	117,134
Series 2022-DNA2, Class M1A, 30 day SOFR + 1.300% 1.399% FRN 2/25/42 (a)	608,786	605,547
Series 2018-DNA2, Class M2AS, 1 mo. USD LIBOR + .950% 1.407% FRN 12/25/30 (a)	79,033	78,564
Federal National Mortgage Association Connecticut Avenue Securities Trust
Series 2022-R01, Class 1M1, 30 day SOFR + 1.000% 1.099% FRN 12/25/41 (a)	421,360	417,543
Series 2022-R02, Class 2M1, 30 day SOFR + 1.200% 1.299% FRN 1/25/42 (a)	552,870	547,626
Series 2018-C01, Class 1ED2, 1 mo. USD LIBOR + .850% 1.307% FRN 7/25/30	202,865	201,658
Series 2018-C03, Class 1EB2, 1 mo. USD LIBOR + .850% 1.307% FRN 10/25/30	440,000	437,555
Series 2018-C03, Class 1ED2, 1 mo. USD LIBOR + .850% 1.307% FRN 10/25/30	287,942	286,393

The accompanying notes are an integral part of the financial statements.

67

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2017-C04, Class 2ED2, 1 mo. USD LIBOR + 1.100% 1.557% FRN 11/25/29	$333,660	$330,160
Series 2017-C05, Class 1ED3, 1 mo. USD LIBOR + 1.200% 1.657% FRN 1/25/30	158,647	158,484
Series 2017-C02, Class 2ED3, 1 mo. USD LIBOR + 1.350% 1.807% FRN 9/25/29	25,042	24,862
Series 2017-C06, Class 1M2B, 1 mo. USD LIBOR + 2.650% 3.107% FRN 2/25/30	205,000	206,333
		4,400,788

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $4,504,741)		4,465,869

U.S. TREASURY OBLIGATIONS — 92.9%
U.S. Treasury Bonds & Notes — 92.9%
U.S. Treasury Bond
2.250% 2/15/52	3,800,000	3,642,064
U.S. Treasury Inflation Index
0.125% 7/15/24	1,006,443	1,057,177
0.125% 10/15/24	18,257,060	19,127,479
0.125% 4/15/25	33,317,609	34,874,817
0.125% 10/15/25	20,510,445	21,532,760
0.125% 4/15/26	8,139,557	8,523,802
0.125% 7/15/26	225,433	237,401
0.125% 10/15/26	40,530,234	42,652,530
0.125% 1/15/32 (d)	15,117,130	16,174,935
0.250% 1/15/25	12,677,884	13,316,730
0.375% 7/15/23	28,630,666	30,068,910
0.375% 7/15/25	5,914,348	6,266,321
0.375% 1/15/27	3,502,376	3,718,949
0.500% 4/15/24	14,687,428	15,447,330
0.625% 4/15/23	12,665,876	13,206,155
0.625% 1/15/24 (e)	25,853,581	27,213,419
0.625% 1/15/26	24,164,485	25,808,333
		282,869,112

TOTAL U.S. TREASURY OBLIGATIONS (Cost $283,034,757)		282,869,112

TOTAL BONDS & NOTES (Cost $303,503,243)		302,822,703

	Number of Shares	Value
MUTUAL FUNDS — 4.4%
Diversified Financial Services — 4.4%
State Street Navigator Securities Lending Government Money Market Portfolio (f)	13,565,767	$13,565,767

TOTAL MUTUAL FUNDS (Cost $13,565,767)		13,565,767

TOTAL LONG-TERM INVESTMENTS (Cost $317,069,010)		316,388,470

SHORT-TERM INVESTMENTS — 0.4%
Mutual Fund — 0.1%
T. Rowe Price Government Reserve Investment Fund	154,486	154,487

	Principal Amount
Repurchase Agreement — 0.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/22, 0.000%, due 4/01/22 (g)	$1,022,591	1,022,591

TOTAL SHORT-TERM INVESTMENTS (Cost $1,177,078)		1,177,078

TOTAL INVESTMENTS — 104.3% (Cost $318,246,088) (h)		317,565,548

Other Assets/(Liabilities) — (4.3)%		(12,948,138)

NET ASSETS — 100.0%		$304,617,410

Abbreviation Legend

FRN	Floating Rate Note
STEP	Step Up Bond
VRN	Variable Rate Note

The accompanying notes are an integral part of the financial statements.

68

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2022, the aggregate market value of these securities amounted to $16,699,355 or 5.48% of net assets.

(b)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2022.

(c)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.

(d)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2022, was $13,288,153 or 4.36% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(e)	All or a portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(f)	Represents investment of security lending cash collateral. (Note 2).
(g)

Maturity value of $1,022,591. Collateralized by U.S. Government Agency obligations with a rate of 0.500%, maturity date of 4/15/24, and an aggregate market value, including accrued interest, of $1,043,142.

(h)	See Note 6 for aggregate cost for federal tax purposes.

Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.*	4/22/22	USD	297,803	NZD	455,000	$(17,455)
Citibank N.A.*	4/22/22	AUD	1,050,000	USD	754,490	31,389
Goldman Sachs International*	4/22/22	CAD	955,000	USD	752,319	11,517
Goldman Sachs International*	4/22/22	USD	1,495,175	CAD	1,900,000	(24,499)
HSBC Bank USA*	4/22/22	CAD	945,000	USD	756,131	(293)
HSBC Bank USA*	4/22/22	NZD	2,250,000	USD	1,514,873	44,096
HSBC Bank USA*	4/22/22	USD	1,191,570	NZD	1,795,000	(52,141)
UBS AG*	4/22/22	USD	741,834	AUD	1,050,000	(44,044)
						$(51,430)

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Note 5 Year	6/30/22	188	$21,993,832	$(432,582)

Short
U.S. Treasury Note 10 Year	6/21/22	142	$(17,389,373)	$(58,877)
U.S. Treasury Ultra 10 Year	6/21/22	43	(5,790,180)	(34,976)
U.S. Treasury Note 2 Year	6/30/22	137	(29,181,242)	147,945
				$54,092

The accompanying notes are an integral part of the financial statements.

69

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund – Portfolio of Investments (Continued)

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Counterparty	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Fixed 1.60%	Maturity	U.S. Consumer Price Index	Maturity	Bank of America N.A.*	2/21/23	USD	3,638,000	$352,469	$—	$352,469
Fixed 1.66%	Maturity	U.S. Consumer Price Index	Maturity	Barclays Bank PLC*	7/08/22	USD	1,250,000	101,500	—	101,500
Fixed 1.74%	Maturity	U.S. Consumer Price Index	Maturity	Barclays Bank PLC*	12/16/22	USD	2,800,000	257,130	—	257,130
Fixed 1.42%	Maturity	U.S. Consumer Price Index	Maturity	Citibank N.A.*	10/07/22	USD	3,420,000	333,956	—	333,956
Fixed 1.44%	Maturity	U.S. Consumer Price Index	Maturity	Citibank N.A.*	10/08/22	USD	1,710,000	166,434	—	166,434
Fixed 1.43%	Maturity	U.S. Consumer Price Index	Maturity	Citibank N.A.*	10/08/22	USD	1,710,000	166,487	—	166,487
Fixed 1.59%	Maturity	U.S. Consumer Price Index	Maturity	Citibank N.A.*	2/18/23	USD	1,311,000	126,892	—	126,892
Fixed 1.60%	Maturity	U.S. Consumer Price Index	Maturity	Citibank N.A.*	2/18/23	USD	1,789,000	172,966	—	172,966
Fixed 1.59%	Maturity	U.S. Consumer Price Index	Maturity	Citibank N.A.*	2/20/23	USD	2,867,000	278,332	—	278,332
Fixed 1.49%	Maturity	U.S. Consumer Price Index	Maturity	Citibank N.A.*	2/26/23	USD	2,061,000	207,227	—	207,227
Fixed 1.61%	Maturity	U.S. Consumer Price Index	Maturity	Goldman Sachs International*	2/21/23	USD	2,993,000	289,522	—	289,522
Fixed 1.57%	Maturity	U.S. Consumer Price Index	Maturity	HSBC Bank USA*	2/25/23	USD	2,241,000	219,856	—	219,856
Fixed 3.14%	Maturity	U.S. Consumer Price Index	Maturity	JP Morgan Chase Bank N.A.*	8/03/23	USD	4,650,000	257,992	—	257,992
Fixed 2.30%	Maturity	U.S. Consumer Price Index	Maturity	JP Morgan Chase Bank N.A.*	2/22/24	USD	5,500,000	534,320	—	534,320
Fixec 2.96%	Maturity	U.S. Consumer Price Index	Maturity	JP Morgan Chase Bank N.A.*	8/02/24	USD	5,501,000	346,266	—	346,266
Fixed 2.95%	Maturity	U.S. Consumer Price Index	Maturity	JP Morgan Chase Bank N.A.*	8/03/24	USD	3,133,000	197,124	—	197,124

The accompanying notes are an integral part of the financial statements.

70

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund – Portfolio of Investments (Continued)

Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Counterparty	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Fixed 2.94%	Maturity	U.S. Consumer Price Index	Maturity	JP Morgan Chase Bank N.A.*	8/03/24	USD	2,200,000	$139,581	$—	$139,581
Fixed 2.29%	Maturity	U.S. Consumer Price Index	Maturity	UBS AG*	6/05/23	USD	1,700,000	132,884	—	132,884
								$4,280,938	$—	$4,280,938

*	Contracts are subject to a master netting agreement or similar agreement.

Currency Legend

AUD	Australian Dollar
CAD	Canadian Dollar
NZD	New Zealand Dollar
USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.

71

MassMutual Select T. Rowe Price Real Assets Fund – Portfolio of Investments
March 31, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.4%
COMMON STOCK — 94.2%
Australia — 10.0%
ALS Ltd.	157,675	$1,560,655
BHP Group Ltd.	60,568	2,322,182
BHP Group Ltd.	209,999	8,179,451
Goodman Group	37,274	633,090
IGO Ltd.	91,182	953,430
Northern Star Resources Ltd.	196,477	1,557,169
OZ Minerals Ltd.	41,989	831,819
Perseus Mining Ltd.	1,064,736	1,544,252
Rio Tinto Ltd.	13,065	1,157,342
Scentre Group	232,936	527,522
Tietto Minerals Ltd. (a) (b)	1,031,817	397,852
Tietto Minerals, Ltd. (b) (c)	192,608	74,226
		19,738,990
Austria — 0.1%
Mayr Melnhof Karton AG	1,577	280,737
Bermuda — 0.3%
Hongkong Land Holdings Ltd.	123,500	602,452
Brazil — 0.5%
Vale SA	52,864	1,061,488
Canada — 6.7%
Canadian Apartment Properties	7,193	308,686
Canadian National Railway Co.	3,201	429,395
Canadian Natural Resources Ltd.	9,041	559,824
Canadian Pacific Railway Ltd.	5,429	448,110
Enbridge, Inc.	5,645	260,178
Enerflex Ltd.	27,500	176,199
ERO Copper Corp. (b)	17,647	258,462
Franco-Nevada Corp.	7,674	1,221,186
K92 Mining, Inc. (b)	150,372	1,099,388
Karora Resources, Inc. (b)	134,738	685,465
Magna International, Inc.	1,824	117,301
Nutrien Ltd.	8,991	934,974
Rhyolite Resources Ltd., PIPE Shares (b) (c)	214,075	97,606
Summit Industrial Income REIT	49,448	870,971
TC Energy Corp.	7,770	438,383
Victoria Gold Corp. (b)	108,631	1,381,621
Wesdome Gold Mines Ltd. (b)	264,139	3,315,075
West Fraser Timber Co. Ltd.	2,423	199,360
Wheaton Precious Metals Corp.	9,247	439,735
		13,241,919
Cayman Islands — 0.3%
Bluescape Opportunities Acquisition Corp. (b)	11,882	118,939

	Number of Shares	Value
China Resources Mixc Lifestyle Services Ltd. (d)	57,000	$280,390
Huazhu Group Ltd. ADR	6,865	226,476
		625,805
Chile — 0.6%
Sociedad Quimica y Minera de Chile SA Sponsored ADR	12,763	1,092,513
Denmark — 0.4%
Bakkafrost P/F	6,461	434,059
ROCKWOOL International A/S Class B	1,029	339,869
		773,928
Finland — 1.1%
Kojamo OYJ (a)	19,706	472,873
Metso Outotec OYJ	129,567	1,093,045
Stora Enso OYJ Class R	15,816	309,461
UPM-Kymmene OYJ (a)	11,993	391,339
		2,266,718
France — 2.5%
Air Liquide SA	3,204	560,505
Constellium SE (b)	34,964	629,352
Gecina SA	1,748	219,941
Legrand SA	3,536	336,157
Safran SA	1,040	122,231
Schneider Electric SE	2,984	498,198
TotalEnergies SE (a)	44,521	2,258,939
Verallia SA (d)	15,901	376,918
		5,002,241
Germany — 0.5%
Infineon Technologies AG	3,355	114,618
Vonovia SE	18,869	882,262
		996,880
Hong Kong — 0.3%
Sun Hung Kai Properties Ltd.	43,500	518,179
Ireland — 0.7%
Linde PLC	4,044	1,291,775
Italy — 0.1%
Enel SpA	39,066	260,885
Japan — 2.3%
Bridgestone Corp.	3,300	127,715
Daiwa Office Investment Corp.	69	428,362
Heiwa Real Estate Co. Ltd. (a)	4,300	139,341
Industrial & Infrastructure Fund Investment Corp.	259	392,197
Kyoritsu Maintenance Co. Ltd. (a)	11,500	433,030
Mitsui Fudosan Co. Ltd.	42,800	915,705
Mitsui Fudosan Logistics Park, Inc.	83	391,525
Nippon Steel Corp.	48,100	852,699

The accompanying notes are an integral part of the financial statements.

72

MassMutual Select T. Rowe Price Real Assets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Recruit Holdings Co. Ltd.	2,900	$126,954
Shin-Etsu Chemical Co. Ltd.	1,900	289,532
Tokyo Tatemono Co. Ltd.	23,200	347,454
		4,444,514
Kazakhstan — 0.2%
NAC Kazatomprom JSC	15,286	483,844
Luxembourg — 0.2%
Ardagh Metal Packaging SA (b)	13,055	106,137
Shurgard Self Storage SA	5,206	323,251
		429,388
Mexico — 0.7%
Grupo Mexico SAB de CV Series B	220,762	1,318,024
Netherlands — 0.5%
Akzo Nobel NV	7,857	675,043
Koninklijke DSM NV	1,375	245,739
		920,782
Norway — 1.3%
Aker BP ASA (a)	10,673	397,689
Equinor ASA	46,641	1,750,117
Norsk Hydro ASA	50,913	496,106
		2,643,912
Portugal — 0.6%
Galp Energia SGPS SA	95,642	1,210,340
Russia — 0.0%
Alrosa PJSC (c) (e)	688,100	—
MMC Norilsk Nickel PJSC (c) (e)	2,654	—
Polyus PJSC (c) (e)	2,282	—
		—
Singapore — 0.6%
CapitaLand Mall Trust	198,000	327,901
Daiwa House Logistics Trust (b)	339,500	211,447
Digital Core REIT Management Pte Ltd. (b)	507,500	562,095
		1,101,443
South Africa — 0.3%
Impala Platinum Holdings Ltd. (a)	8,324	128,075
Sibanye Stillwater Ltd. (a)	127,391	517,444
		645,519
Spain — 0.5%
Cellnex Telecom SA (d)	8,259	395,871
Iberdrola SA	24,998	272,087
Inmobiliaria Colonial SA	28,258	256,707
		924,665
Sweden — 5.6%
Alfa Laval AB	12,666	435,567
Boliden AB	80,646	4,089,625

	Number of Shares	Value
Epiroc AB Class A	91,336	$1,954,468
Epiroc AB Class B	24,495	440,921
Fabege AB (a)	34,725	512,182
Granges AB	63,008	618,490
Hexpol AB	21,240	206,973
Lundin Energy AB (a)	14,567	617,561
Sandvik AB	90,407	1,919,377
Svenska Cellulosa AB Class B (a)	15,198	295,095
		11,090,259
Switzerland — 0.1%
Sika AG Registered	796	262,248
United Kingdom — 3.7%
Anglo American PLC	7,558	394,412
Antofagasta PLC	11,586	252,995
Big Yellow Group PLC	11,563	232,700
Derwent London PLC	13,056	548,767
Great Portland Estates PLC	48,197	449,369
InterContinental Hotels Group PLC	5,942	402,374
Mondi PLC	23,919	463,699
Rio Tinto PLC	24,985	1,981,958
TechnipFMC PLC (b)	40,617	314,782
The UNITE Group PLC	23,191	351,358
The Weir Group PLC	74,060	1,582,720
Whitbread PLC (b)	8,808	327,772
		7,302,906
United States — 53.5%
3M Co.	801	119,253
Acadia Realty Trust	53,900	1,168,013
AGCO Corp.	2,237	326,670
Air Products & Chemicals, Inc.	2,901	724,989
Alamo Group, Inc.	1,233	177,293
Alaska Air Group, Inc. (b)	5,623	326,190
Albemarle Corp.	8,657	1,914,496
Alexandria Real Estate Equities, Inc.	10,248	2,062,410
Allegiant Travel Co. (b)	1,937	314,549
Ameren Corp.	3,616	339,036
American Campus Communities, Inc.	27,839	1,558,149
Apartment Income REIT Corp.	14,440	771,962
Apple Hospitality REIT, Inc.	86,145	1,548,026
AvalonBay Communities, Inc.	11,382	2,826,947
Avery Dennison Corp.	1,912	332,631
Ball Corp.	4,510	405,900
BWX Technologies, Inc.	1,513	81,490
Cactus, Inc. Class A	9,891	561,215
Camden Property Trust	18,408	3,059,410
Caterpillar, Inc.	10,593	2,360,332
CF Industries Holdings, Inc.	3,814	393,071
ChampionX Corp. (b)	16,527	404,581

The accompanying notes are an integral part of the financial statements.

73

MassMutual Select T. Rowe Price Real Assets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Chart Industries, Inc. (b)	1,690	$290,291
Chevron Corp.	12,028	1,958,519
CMS Energy Corp.	4,943	345,713
ConocoPhillips	26,534	2,653,400
Copart, Inc. (b)	1,131	141,907
CoStar Group, Inc. (b)	1,647	109,707
CSX Corp.	11,714	438,689
CubeSmart	42,092	2,190,047
Darling Ingredients, Inc. (b)	7,617	612,254
Deere & Co.	1,321	548,823
Delta Air Lines, Inc. (b)	8,015	317,154
Devon Energy Corp.	22,626	1,337,875
Dominion Energy, Inc.	4,378	371,999
Douglas Emmett, Inc.	43,437	1,451,665
EastGroup Properties, Inc.	4,528	920,452
Element Solutions, Inc.	18,068	395,689
Entegris, Inc.	2,378	312,136
EOG Resources, Inc.	14,726	1,755,781
Equinix, Inc.	4,965	3,682,143
Equity LifeStyle Properties, Inc.	36,461	2,788,537
Equity Residential	31,017	2,789,049
Essex Property Trust, Inc.	7,962	2,750,712
Federal Realty Investment Trust	4,539	554,076
FMC Corp.	2,905	382,211
Frontier Group Holdings, Inc. (b)	20,114	227,892
Halliburton Co.	11,509	435,846
Healthcare Realty Trust, Inc.	16,831	462,516
Healthcare Trust of America, Inc. Class A	20,268	635,199
Hess Corp.	8,744	935,958
Hilton Worldwide Holdings, Inc. (b)	2,195	333,069
Host Hotels & Resorts, Inc.	34,996	679,972
The Howard Hughes Corp. (b)	7,957	824,425
Hubbell, Inc.	2,672	491,033
IDACORP, Inc.	1,622	187,114
International Flavors & Fragrances, Inc.	2,641	346,843
International Paper Co.	13,791	636,455
JetBlue Airways Corp. (b)	19,689	294,351
Kilroy Realty Corp.	14,585	1,114,586
Kimco Realty Corp.	52,209	1,289,562
Knight-Swift Transportation Holdings, Inc.	2,953	149,008
Leidos Holdings, Inc.	1,295	139,886
Lockheed Martin Corp.	372	164,201
Magnolia Oil & Gas Corp. Class A	24,530	580,135
Marriott International, Inc. Class A (b)	3,240	569,430
Martin Marietta Materials, Inc.	3,413	1,313,630
NextEra Energy, Inc.	6,346	537,570

	Number of Shares	Value
Norfolk Southern Corp.	2,975	$848,530
Northrop Grumman Corp.	415	185,596
Nucor Corp.	11,349	1,687,029
Old Dominion Freight Line, Inc.	584	174,429
Packaging Corp. of America	6,716	1,048,435
Pebblebrook Hotel Trust	48,393	1,184,661
Pioneer Natural Resources Co.	5,808	1,452,174
Prologis, Inc.	34,494	5,570,091
PS Business Parks, Inc.	6,212	1,044,113
Public Storage	10,136	3,955,878
Quaker Chemical Corp.	507	87,615
Quanta Services, Inc.	3,063	403,121
Rayonier, Inc.	3,228	132,735
Regency Centers Corp.	18,632	1,329,207
Reliance Steel & Aluminum Co.	14,972	2,745,116
Rexford Industrial Realty, Inc.	25,782	1,923,079
Rockwell Automation, Inc.	530	148,416
Roper Technologies, Inc.	252	119,002
Royal Gold, Inc.	1,536	217,006
RPM International, Inc.	7,682	625,622
Sanderson Farms, Inc.	1,298	243,362
SBA Communications Corp.	2,160	743,256
Sempra Energy	4,111	691,141
The Sherwin-Williams Co.	4,281	1,068,623
Shoals Technologies Group, Inc. Class A (b)	25,954	442,256
Simon Property Group, Inc.	10,140	1,334,018
SL Green Realty Corp. (a)	8,928	724,775
Southern Copper Corp.	12,035	913,456
Southwest Airlines Co. (b)	6,408	293,486
Steel Dynamics, Inc.	25,536	2,130,468
Sun Country Airlines Holdings, Inc. (b)	9,179	240,306
Terreno Realty Corp.	19,592	1,450,788
Union Pacific Corp.	3,446	941,482
United Airlines Holdings, Inc. (b)	6,589	305,466
Ventas, Inc.	5,271	325,537
Verisk Analytics, Inc.	880	188,874
Vornado Realty Trust	5,512	249,804
Vulcan Materials Co.	6,615	1,215,175
Welltower, Inc.	37,028	3,559,872
WestRock Co.	7,402	348,116
Xcel Energy, Inc.	5,057	364,964
		105,881,203

TOTAL COMMON STOCK (Cost $153,040,096)		186,413,557

The accompanying notes are an integral part of the financial statements.

74

MassMutual Select T. Rowe Price Real Assets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
PREFERRED STOCK — 1.2%
United States — 1.2%
Jetti Holdings, Inc., Series C, (Acquired 5/24/21-6/30/21, Cost $130,426)
(b) (c) (e) (f)	2,253	$130,426
KoBold Metals, Inc., Series B-1, (Acquired 10/01/22, Cost $670,800)
(b) (c) (e) (f)	24,472	670,800
Lilac Solutions, Inc., Series B, (Acquired 9/08/21,Cost $329,342)
(b) (c) (e) (f)	25,087	329,342
NextEra Energy, Inc. Convertible
5.279%	13,621	710,335
Southern Co. Convertible 6.75%, The
6.750%	10,864	593,283
		2,434,186

TOTAL PREFERRED STOCK (Cost $2,257,695)		2,434,186

TOTAL EQUITIES (Cost $155,297,791)		188,847,743

MUTUAL FUNDS — 5.2%
United States — 5.2%
iShares MSCI Global Metals & Mining Producers ETF	18,522	948,697
SPDR S&P Homebuilders ETF (a)	30,208	1,909,145
SPDR S&P Oil & Gas Exploration & Production ETF	7,336	987,059
State Street Navigator Securities Lending Government Money Market Portfolio (g)	4,705,632	4,705,632
VanEck Gold Miners ETF	30,228	1,159,244
VanEck Oil Services ETF (a)	2,219	626,978
		10,336,755

TOTAL MUTUAL FUNDS (Cost $9,721,947)		10,336,755

TOTAL LONG-TERM INVESTMENTS (Cost $165,019,738)		199,184,498

SHORT-TERM INVESTMENTS — 0.8%
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund	100	100

	Principal Amount	Value
Repurchase Agreement — 0.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/22, 0.000%, due 4/01/22 (h)	$436,809	$436,809
U.S. Treasury Bill — 0.6%
U.S. Treasury Bill
0.169% 6/23/22 (i) (j)	390,000	389,578
0.416% 6/23/22 (i) (j)	350,000	349,621
0.417% 6/23/22 (i) (j)	150,000	149,838
0.462% 6/23/22 (i) (j)	300,000	299,675
		1,188,712

TOTAL SHORT-TERM INVESTMENTS (Cost $1,625,971)		1,625,621

TOTAL INVESTMENTS — 101.4% (Cost $166,645,709) (k)		200,810,119

Other Assets/(Liabilities) — (1.4)%		(2,816,683)

NET ASSETS — 100.0%		$197,993,436

Abbreviation Legend

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
PIPE	Private Investment in Public Equity
REIT	Real Estate Investment Trust

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2022, was $9,384,969 or 4.74% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $5,125,745 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(b)	Non-income producing security.
(c)

This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2022, these securities amounted to a value of $1,302,400 or 0.66% of net assets.

(d)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2022, the aggregate market value of these securities amounted to $1,053,179 or 0.53% of net assets.

(e)	Investment was valued using significant unobservable inputs.

The accompanying notes are an integral part of the financial statements.

75

MassMutual Select T. Rowe Price Real Assets Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(f)

Restricted security. Certain securities are restricted as to resale. At March 31, 2022, these securities amounted to a value of $1,130,568 or 0.57% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(g)	Represents investment of security lending cash collateral. (Note 2).
(h)

Maturity value of $436,809. Collateralized by U.S. Government Agency obligations with a rate of 0.500%, maturity date of 4/15/24, and an aggregate market value, including accrued interest, of $445,649.

(i)	The rate shown represents yield-to-maturity.
(j)	All or a portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(k)	See Note 6 for aggregate cost for federal tax purposes.

Sector weightings, as a percentage of net assets, is as follows:

Financial	35.5%
Basic Materials	29.9%
Industrial	13.0%
Energy	10.1%
Mutual Funds	5.2%
Consumer, Cyclical	2.5%
Utilities	2.4%
Consumer, Non-cyclical	1.2%
Technology	0.7%
Diversified	0.1%
Total Long-Term Investments	100.6%
Short-Term Investments and Other Assets and Liabilities	(0.6)%
Net Assets	100.0%

Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
BNP Paribas SA*	4/29/22	USD	563,054	INR	43,166,500	$(5,165)
BNP Paribas SA*	5/03/22	BRL	2,716,800	USD	563,289	2,779
Deutsche Bank AG*	4/14/22	ZAR	17,260,000	USD	1,184,642	(4,951)
UBS AG*	4/14/22	CAD	2,275,000	USD	1,776,142	43,552
UBS AG*	4/14/22	ZAR	26,734,000	USD	1,763,573	63,650
						$99,865

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
Russell 2000 E Mini Index	6/17/22	23	$2,283,493	$92,867
Xae Energy	6/17/22	114	8,840,512	246,428
				$339,295

Short
Nasdaq 100 E Mini Index	6/17/22	31	$(8,287,321)	$(931,304)
U.S. Treasury Note 10 Year	6/21/22	26	(3,300,779)	106,029
U.S. Treasury Ultra Bond	6/21/22	4	(738,799)	30,299
				$(794,976)

*	Contracts are subject to a master netting agreement or similar agreement.

Currency Legend

BRL	Brazilian Real
CAD	Canadian Dollar
INR	Indian Rupee
USD	U.S. Dollar
ZAR	South African Rand

The accompanying notes are an integral part of the financial statements.

76

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments
March 31, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.7%
COMMON STOCK — 94.7%
Basic Materials — 4.3%
Chemicals — 1.0%
AgroFresh Solutions, Inc. (a)	66,618	$126,574
American Vanguard Corp.	11,529	234,269
Element Solutions, Inc.	102,064	2,235,202
Hawkins, Inc.	9,418	432,285
Minerals Technologies, Inc.	11,653	770,846
Oil-Dri Corp. of America	941	26,960
Orion Engineered Carbons SA	40,100	640,397
PPG Industries, Inc.	5,751	753,784
Quaker Chemical Corp.	6,610	1,142,274
RPM International, Inc.	17,500	1,425,200
Westlake Corp.	11,901	1,468,583
		9,256,374
Forest Products & Paper — 0.1%
Clearwater Paper Corp. (a)	17,265	483,938
West Fraser Timber Co. Ltd.	7,312	601,618
		1,085,556
Iron & Steel — 0.2%
Carpenter Technology Corp.	18,338	769,829
Reliance Steel & Aluminum Co.	3,857	707,181
		1,477,010
Mining — 3.0%
AngloGold Ashanti Ltd. Sponsored ADR	105,403	2,496,997
Cameco Corp.	188,520	5,485,932
Centerra Gold, Inc.	27,022	265,648
Cia de Minas Buenaventura SA Sponsored ADR (a) (b)	202,328	2,037,443
Constellium SE (a)	107,664	1,937,952
ERO Copper Corp. (a)	12,916	189,171
Franco-Nevada Corp.	36,628	5,828,720
Freeport-McMoRan, Inc.	72,834	3,622,763
Fresnillo PLC	240,115	2,323,145
Gold Fields Ltd. Sponsored ADR (b)	113,497	1,754,664
NAC Kazatomprom JSC	1	32
NAC Kazatomprom JSC GDR	17,599	561,408
		26,503,875
		38,322,815
Communications — 4.5%
Advertising — 0.3%
Advantage Solutions, Inc. (a) (b)	67,743	432,200
Boston Omaha Corp. Class A (a)	21,428	543,629
The Trade Desk, Inc. Class A (a)	20,600	1,426,550
		2,402,379

	Number of Shares	Value
Internet — 1.5%
Bumble, Inc. Class A (a)	10,723	$310,752
Deliveroo PLC Class A (a) (c)	72,267	106,478
DoorDash, Inc., Class A (a)	3,800	445,322
Etsy, Inc. (a)	6,200	770,536
Farfetch Ltd. Class A (a)	39,207	592,810
Figs, Inc. Class A (a)	66,723	1,435,879
IAC/InterActiveCorp (a)	6,300	631,764
Match Group, Inc. (a)	6,900	750,306
Nextdoor Holdings, Inc. (a)	8,013	47,998
Okta, Inc. (a)	28,012	4,228,691
Open Lending Corp. Class A (a)	41,819	790,797
Opendoor Technologies, Inc. (a) (b)	44,126	381,690
Poshmark, Inc. Class A (a)	3,410	43,171
The RealReal, Inc. (a) (b)	29,935	217,328
Rover Group, Inc., Earnout Shares 16.00 (Acquired 8/02/21, Cost $0) (a) (d) (e) (f)	15,883	644
Spotify Technology SA (a)	9,200	1,389,384
Upwork, Inc. (a)	28,962	673,077
Vimeo, Inc. (a)	36,760	436,709
		13,253,336
Media — 2.4%
Cable One, Inc.	2,680	3,924,163
DISH Network Corp. Class A (a)	51,423	1,627,538
Fox Corp. Class A	39,142	1,544,152
Liberty Broadband Corp. Class C (a)	1,260	170,503
Liberty Media Corp-Liberty Formula One Class C (a)	30,300	2,116,152
News Corp. Class A	263,829	5,843,813
Paramount Global Class B	89,411	3,380,630
Saga Communications, Inc. Class A	5,561	127,069
Scholastic Corp.	53,529	2,156,148
		20,890,168
Telecommunications — 0.3%
Corning, Inc.	37,500	1,384,125
Harmonic, Inc. (a)	135,474	1,258,553
Infinera Corp. (a)	7,522	65,216
Telephone & Data Systems, Inc.	12,819	242,023
		2,949,917
		39,495,800
Consumer, Cyclical — 8.7%
Airlines — 0.4%
Allegiant Travel Co. (a)	1,156	187,723
Southwest Airlines Co. (a)	58,139	2,662,766
Sun Country Airlines Holdings, Inc. (a)	14,791	387,228
		3,237,717

The accompanying notes are an integral part of the financial statements.

77

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Apparel — 0.7%
Capri Holdings Ltd. (a)	13,850	$711,752
Deckers Outdoor Corp. (a)	2,500	684,425
On Holding AG, Class A (a)	38,073	960,963
Ralph Lauren Corp.	21,055	2,388,479
Skechers U.S.A., Inc. Class A (a)	15,900	648,084
Steven Madden Ltd.	16,124	623,031
		6,016,734
Auto Manufacturers — 0.9%
Blue Bird Corp. (a)	14,598	274,734
PACCAR, Inc.	38,059	3,351,856
Rivian Automotive, Inc. Class A (a)	4,199	210,958
Rivian Automotive, Inc., Lockup Shares (Acquired 12/23/19 - 1/19/21, Cost $1,242,527) (a) (e) (f)	79,743	3,805,974
		7,643,522
Auto Parts & Equipment — 0.2%
Aptiv PLC (a)	3,500	418,985
Aurora Innovation, Inc., Lockup Shares (Acquired 3/01/19, Cost $32,154) (a) (e) (f)	7,554	40,116
Dorman Products, Inc. (a)	6,583	625,583
Gentherm, Inc. (a)	6,574	480,165
Visteon Corp. (a)	4,088	446,123
		2,010,972
Distribution & Wholesale — 0.4%
Pool Corp.	353	149,266
SiteOne Landscape Supply, Inc. (a)	15,783	2,551,953
ThredUp, Inc. (a) (b)	11,100	85,470
Univar Solutions, Inc. (a)	26,210	842,390
		3,629,079
Entertainment — 0.6%
Cinemark Holdings, Inc. (a)	16,881	291,704
DraftKings, Inc. Class A (a) (b)	27,300	531,531
Genius Sports Ltd. (a)	15,822	72,781
Madison Square Garden Entertainment Corp. (a)	8,391	699,054
Madison Square Garden Sports Corp. (a)	3,629	650,897
Marriott Vacations Worldwide Corp.	6,201	977,898
Red Rock Resorts, Inc. Class A	4,336	210,556
Vail Resorts, Inc.	8,400	2,186,268
		5,620,689
Food Services — 0.1%
Compass Group PLC	54,652	1,177,809
Home Builders — 0.4%
Cavco Industries, Inc. (a)	5,408	1,302,517
Horizon Global Corp. (a)	39,691	226,635

	Number of Shares	Value
LCI Industries	3,806	$395,101
Meritage Home Corp. (a)	10,561	836,748
Skyline Champion Corp. (a)	12,258	672,719
		3,433,720
Housewares — 0.1%
The Scotts Miracle-Gro Co.	11,067	1,360,798
Leisure Time — 0.1%
Peloton Interactive, Inc. Class A (a)	14,225	375,825
Rad Power Bikes, Inc., Class A (Acquired 1/22/21, Cost $69,082) (a) (d) (e) (f)	14,321	137,250
		513,075
Lodging — 0.6%
Hilton Worldwide Holdings, Inc. (a)	20,600	3,125,844
MGM Resorts International	45,300	1,899,882
		5,025,726
Retail — 4.2%
Bath & Body Works, Inc.	18,500	884,300
Beacon Roofing Supply, Inc. (a)	20,497	1,215,062
BJ’s Restaurants, Inc. (a)	24,678	698,387
Burlington Stores, Inc. (a)	29,721	5,414,275
Casey’s General Stores, Inc.	13,500	2,675,295
Chipotle Mexican Grill, Inc. (a)	1,520	2,404,686
Chuy’s Holdings, Inc. (a)	13,295	358,965
Denny’s Corp. (a)	19,637	281,005
Dollar General Corp.	13,800	3,072,294
Dollar Tree, Inc. (a)	14,600	2,338,190
Domino’s Pizza, Inc.	3,750	1,526,288
Dutch Bros, Inc., Class A (a) (b)	5,781	319,516
Fiesta Restaurant Group, Inc. (a)	29,583	221,133
Five Below, Inc. (a)	7,377	1,168,295
Framebridge Future Contingency Payments (Acquired 5/19/20-11/10/20, Cost $27,511) (a) (d) (e) (f)	10,553	3,170
Hibbett, Inc.	3,793	168,182
LL Flooring Holdings, Inc. (a)	28,149	394,649
Lululemon Athletica, Inc. (a)	1,300	474,799
O’Reilly Automotive, Inc. (a)	2,900	1,986,384
Olaplex Holdings, Inc. (a)	11,957	186,888
Ollie’s Bargain Outlet Holdings, Inc. (a)	19,843	852,455
Papa John’s International, Inc.	21,139	2,225,514
Petco Health & Wellness Co., Inc. (a) (b)	29,112	569,722
Red Robin Gourmet Burgers, Inc. (a)	14,111	237,911
RH (a)	1,880	613,049
Ross Stores, Inc.	9,600	868,416
Rush Enterprises, Inc. Class A	13,667	695,787

The accompanying notes are an integral part of the financial statements.

78

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Ruth’s Hospitality Group, Inc.	13,750	$314,600
Sweetgreen, Inc. Class A (a) (b)	34,782	1,112,676
Warby Parker, Inc. Class A (a)	61,480	2,078,639
Wingstop, Inc.	9,789	1,148,739
Winmark Corp.	3,151	693,220
		37,202,491
Textiles — 0.0%
Bombas LLC. (Acquired 2/12/21, Cost $183,470) (a) (d) (e) (f)	41,514	330,830
		77,203,162
Consumer, Non-cyclical — 25.8%
Agriculture — 0.7%
Bunge Ltd.	55,302	6,128,013
Pax Labs, Inc., Class A (Acquired 4/18/19, Cost $218,578) (a) (d) (e) (f)	58,048	47,599
		6,175,612
Beverages — 0.6%
The Boston Beer Co., Inc. Class A (a)	6,195	2,406,572
Carlsberg A/S Class B	15,488	1,890,997
Coca-Cola Consolidated, Inc.	2,070	1,028,479
		5,326,048
Biotechnology — 4.0%
Abcam PLC (a)	40,964	740,076
Abcam PLC Sponsored ADR (a)	8,490	155,282
ACADIA Pharmaceuticals, Inc. (a)	17,561	425,327
ADC Therapeutics SA (a)	4,782	70,248
Akero Therapeutics, Inc. (a)	1,507	21,384
Allogene Therapeutics, Inc. (a)	6,464	58,887
Alnylam Pharmaceuticals, Inc. (a)	15,950	2,604,475
Annexon, Inc. (a)	2,663	7,270
Apellis Pharmaceuticals, Inc. (a)	28,296	1,437,720
Arcutis Biotherapeutics, Inc. (a)	1,908	36,748
Argenx SE ADR (a)	12,589	3,969,438
Avidity Biosciences, Inc. (a) (b)	31,564	582,987
BeiGene Ltd. ADR (a)	759	143,147
Bicycle Therapeutics PLC (a)	1,168	51,252
BioMarin Pharmaceutical, Inc. (a)	10,300	794,130
Blueprint Medicines Corp. (a)	14,862	949,385
C4 Therapeutics, Inc. (a)	11,509	279,208
Cerevel Therapeutics Holdings, Inc. (a)	20,386	713,714
Certara, Inc. (a)	9,880	212,222
Corteva, Inc.	76,536	4,399,289
CRISPR Therapeutics AG (a) (b)	2,277	142,927
Day One Biopharmaceuticals, Inc. (a) (b)	3,093	30,683
Denali Therapeutics, Inc. (a)	9,693	311,824

	Number of Shares	Value
DICE Therapeutics, Inc. (a)	3,855	$73,746
Entrada Therapeutics, Inc. (a)	4,812	45,185
Exelixis, Inc. (a)	32,813	743,871
Exscientia PLC (a)	1,673	24,091
Fate Therapeutics, Inc. (a)	15,013	582,054
Generation Bio Co., (a)	24,766	181,782
Global Blood Therapeutics, Inc. (a)	13,268	459,604
Icosavax, Inc. (a)	13,081	92,090
Ideaya Biosciences, Inc. (a)	4,901	54,842
IGM Biosciences, Inc. (a)	6,025	161,048
Imago Biosciences, Inc. (a)	4,298	82,822
Incyte Corp. (a)	11,135	884,342
Insmed, Inc. (a)	53,753	1,263,195
Ionis Pharmaceuticals, Inc. (a)	40,961	1,517,195
Iovance Biotherapeutics, Inc. (a)	8,586	142,957
IVERIC bio, Inc. (a)	5,965	100,391
Karuna Therapeutics, Inc. (a)	5,660	717,631
Kronos Bio, Inc. (a)	818	5,914
Kymera Therapeutics, Inc. (a)	13,182	557,862
MeiraGTx Holdings PLC (a)	6,593	91,313
Mirati Therapeutics, Inc. (a)	2,666	219,199
Monte Rosa Therapeutics, Inc. (a) (b)	16,977	238,018
Nkarta, Inc. (a) (b)	15,771	179,474
Nurix Therapeutics, Inc. (a)	16,177	226,640
Olink Holding AB (a) (b)	19,646	346,948
Pardes Biosciences, Inc. (a)	4,736	34,194
Prothena Corp. PLC (a)	25,073	916,920
PTC Therapeutics, Inc. (a)	3,410	127,227
Radius Health, Inc. (a)	10,167	89,775
RAPT Therapeutics, Inc. (a)	11,530	253,545
Relay Therapeutics, Inc. (a)	13,374	400,284
Replimune Group, Inc. (a)	20,094	341,196
Revolution Medicines, Inc. (a)	3,057	77,984
Rocket Pharmaceuticals, Inc. (a)	10,779	170,955
Sage Therapeutics, Inc. (a)	2,636	87,252
Sana Biotechnology, Inc. (a) (b)	3,022	24,962
Scholar Rock Holding Corp. (a)	18,172	234,237
Seagen, Inc. (a)	11,294	1,626,901
Seer, Inc. (a) (b)	12,179	185,608
Tenaya Therapeutics, Inc. (a) (b)	10,551	124,291
Turning Point Therapeutics, Inc. (a)	14,650	393,353
Twist Bioscience Corp. (a)	2,330	115,055
Ultragenyx Pharmaceutical, Inc. (a)	27,426	1,991,676
Xencor, Inc. (a)	20,939	558,653
Zai Lab Ltd. ADR (a)	2,721	119,670
Zentalis Pharmaceuticals, Inc. (a)	13,260	611,816
		35,615,391

The accompanying notes are an integral part of the financial statements.

79

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Commercial Services — 5.3%
ABM Industries, Inc.	7,914	$364,361
Altus Group Ltd.	3,300	133,304
American Public Education, Inc. (a)	15,821	336,038
ASGN, Inc. (a)	2,303	268,783
Booz Allen Hamilton Holding Corp.	49,023	4,306,180
Bright Horizons Family Solutions, Inc. (a)	24,606	3,264,970
The Brink’s Co.	5,684	386,512
Cintas Corp.	1,315	559,388
Clarivate PLC (a) (b)	124,289	2,083,084
CoStar Group, Inc. (a)	54,830	3,652,226
Equifax, Inc.	8,200	1,944,220
Euronet Worldwide, Inc. (a)	4,991	649,579
FleetCor Technologies, Inc. (a)	11,700	2,914,002
FTI Consulting, Inc. (a)	1,997	313,968
Green Dot Corp. Class A (a)	12,959	356,113
Herc Holdings, Inc.	972	162,411
Huron Consulting Group, Inc. (a)	9,570	438,402
I3 Verticals, Inc. Class A (a)	13,235	368,727
Legalzoom.com Inc. (a)	25,669	362,960
MarketAxess Holdings, Inc.	6,616	2,250,763
Monro, Inc.	24,025	1,065,268
Multiplan Corp. (a) (b)	151,367	708,398
Paylocity Holding Corp. (a)	20,889	4,298,329
Payoneer Global, Inc. (a)	91,855	409,673
PROG Holdings, Inc. (a)	36,141	1,039,777
Rent the Runway, Inc. Class A (a)	12,575	86,642
Rent the Runway, Inc., Lockup Shares (Acquired 3/21/19 - 4/30/20, Cost $108,185) (a) (e) (f)	5,781	37,840
Rentokil Initial PLC	273,454	1,883,444
Repay Holdings Corp. (a)	11,645	171,997
SEACOR Marine Holdings Inc. (a)	49,309	397,924
Shift4 Payments, Inc. Class A (a)	7,200	445,896
Strategic Education, Inc.	31,474	2,089,244
Terminix Global Holdings, Inc. (a)	41,200	1,879,956
Toast, Inc., Class A (a)	140,383	3,050,523
TransUnion	28,700	2,965,858
Verisk Analytics, Inc.	8,300	1,781,429
		47,428,189
Food — 2.0%
Cal-Maine Foods, Inc.	9,333	515,368
Campbell Soup Co.	66,266	2,953,476
Flowers Foods, Inc.	209,441	5,384,728
Grocery Outlet Holding Corp. (a)	9,999	327,767
The Kraft Heinz Co.	8,644	340,487
Nomad Foods Ltd. (a)	61,246	1,382,935
Post Holdings, Inc. (a)	14,252	987,093

	Number of Shares	Value
The Simply Good Foods Co. (a)	14,899	$565,417
Sysco Corp.	43,163	3,524,259
TreeHouse Foods, Inc. (a)	30,029	968,736
Utz Brands, Inc. (b)	47,597	703,484
		17,653,750
Food — 0.0%
Sweetgreen, Inc., Lockup Shares (Acquired 2/27/18- 9/13/19, Cost $103,201) (a) (e) (f)	7,919	240,662
Health Care – Products — 7.0%
Adaptive Biotechnologies Corp. (a)	34,541	479,429
Alcon, Inc. (b)	21,800	1,729,394
AtriCure, Inc. (a)	7,750	508,942
Atrion Corp.	1,023	729,399
Avantor, Inc. (a)	98,200	3,321,124
Baxter International, Inc.	27,979	2,169,492
Bruker Corp.	67,093	4,314,080
The Cooper Cos., Inc.	8,400	3,507,756
Cvrx, Inc. (a)	4,148	24,846
Dentsply Sirona, Inc.	64,807	3,189,801
Exact Sciences Corp. (a)	29,936	2,093,125
Hanger, Inc. (a)	24,336	446,079
Hologic, Inc. (a)	108,334	8,322,218
ICU Medical, Inc. (a)	9,686	2,156,491
IDEXX Laboratories, Inc. (a)	2,415	1,321,150
Inari Medical, Inc. (a)	6,897	625,144
Koninklijke Philips NV	103,680	3,171,881
Lantheus Holdings, Inc. (a)	8,752	484,073
Nevro Corp. (a)	9,537	689,811
Novocure Ltd. (a) (b)	1,645	136,288
NuVasive, Inc. (a)	5,254	297,902
Ortho Clinical Diagnostics Holdings PLC Class H (a)	63,476	1,184,462
Pacific Biosciences of California, Inc. (a)	13,765	125,261
Penumbra, Inc. (a)	1,612	358,074
PROCEPT BioRobotics Corp. (a)	16,190	566,488
Quanterix Corp. (a)	2,219	64,773
Quidel Corp. (a)	20,445	2,299,245
Rapid Micro Biosystems, Inc., Class A (a) (b)	16,139	109,584
Repligen Corp. (a)	8,796	1,654,440
Sartorius Stedim Biotech	933	382,388
Shockwave Medical, Inc. (a)	3,980	825,293
Teleflex, Inc.	14,840	5,265,677
Utah Medical Products, Inc.	3,032	272,455
West Pharmaceutical Services, Inc.	14,043	5,767,600
Zimmer Biomet Holdings, Inc.	23,403	2,993,244

The accompanying notes are an integral part of the financial statements.

80

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Zimvie, Inc. (a)	5,628	$128,543
		61,715,952
Health Care – Services — 3.0%
Acadia Healthcare Co., Inc. (a)	35,500	2,326,315
Accolade, Inc. (a)	5,108	89,697
Agiliti, Inc. (a)	22,788	480,827
agilon health, Inc. (a)	9,361	237,301
Amedisys, Inc. (a)	2,197	378,521
Catalent, Inc. (a)	61,464	6,816,358
Centene Corp. (a)	24,404	2,054,573
dentalcorp Holdings Ltd. (a) (b)	18,974	230,544
The Ensign Group, Inc.	8,915	802,439
Eurofins Scientific SE	9,187	910,733
Flame Biosciences, Inc. (Acquired 9/28/20, Cost $28,106) (a) (d) (e) (f)	9,173	60,083
Fresenius SE & Co. KGaA	40,919	1,505,662
Innovage Holding Corp. (a)	40,658	261,024
ModivCare, Inc. (a)	3,955	456,368
Molina Healthcare, Inc. (a)	10,029	3,345,574
The Pennant Group, Inc. (a)	23,740	442,276
Select Medical Holdings Corp.	210,959	5,060,906
Surgery Partners, Inc. (a)	8,218	452,401
U.S. Physical Therapy, Inc.	4,813	478,653
		26,390,255
Household Products & Wares — 0.6%
Avery Dennison Corp.	13,000	2,261,610
Kimberly-Clark Corp.	14,237	1,753,429
Reynolds Consumer Products, Inc.	40,977	1,202,265
		5,217,304
Pharmaceuticals — 2.6%
Agios Pharmaceuticals, Inc. (a)	8,659	252,063
Alector, Inc. (a)	2,433	34,670
Alkermes PLC (a)	106,590	2,804,383
Arvinas, Inc. (a)	9,607	646,551
Ascendis Pharma A/S ADR (a)	10,988	1,289,552
BellRing Brands, Inc. (a)	33,937	783,266
Cardinal Health, Inc.	113,125	6,414,187
Centessa Pharmaceuticals PLC (a)	3,637	32,624
Covetrus, Inc. (a)	21,439	359,961
Elanco Animal Health, Inc. (a)	39,500	1,030,555
Galapagos NV (a)	14,402	893,646
Gyroscope Therapeutics, Milesone Payment 1 (Acquired 2/18/22, Cost $31,900) (a) (d) (e) (f)	31,900	11,076
Gyroscope Therapeutics, Milesone Payment 2 (Acquired 2/18/22, Cost $21,260) (a) (d) (e) (f)	21,260	3,076

	Number of Shares	Value
Gyroscope Therapeutics, Milesone Payment 3 (Acquired 2/18/22, Cost $21,260) (a) (d) (e) (f)	21,260	$2,564
Immuneering Corp. Class A (a)	7,576	49,017
Intellia Therapeutics, Inc. (a)	5,245	381,154
Longboard Pharmaceuticals, Inc. (a)	3,061	15,887
Lyell Immunopharma, Inc. (a) (b)	7,678	38,774
Morphic Holding, Inc. (a)	2,272	91,221
Neurocrine Biosciences, Inc. (a)	11,330	1,062,187
Option Care Health, Inc. (a)	54,343	1,552,036
Patterson Cos., Inc.	118,149	3,824,483
Perrigo Co. PLC	28,200	1,083,726
Reata Pharmaceuticals, Inc. Class A (a) (b)	3,007	98,509
Repare Therapeutics, Inc. (a)	12,961	184,565
		22,939,733
		228,702,896
Diversified — 0.2%
Holding Companies-Diversified — 0.0%
Dynamics Special Purpose Corp., Founders Shares (Acquired 12/22/21, Cost $0) (a) (e) (f)	607	5,395
Dynamics Special Purpose Corp., Restricted Shares (Acquired 5/26/21, Cost $54,620) (a) (e) (f)	5,462	51,240
		56,635
Holding Company – Diversified — 0.2%
Big Sky Growth Partners, Inc. (a)	32,563	319,443
Bluescape Opportunities Acquisition Corp. (a)	30,711	307,417
Conyers Park III Acquisition Corp. (a)	31,244	309,315
KKR Acquisition Holdings I Corp. (a)	24,852	246,035
Post Holdings Partnering Corp. (a)	21,493	212,781
Professional Holding Corp. Class A (a)	14,210	320,577
Revolution Healthcare Acquisition Corp. (a)	8,585	84,906
		1,800,474
		1,857,109
Energy — 4.9%
Energy – Alternate Sources — 0.3%
Array Technologies, Inc. (a)	16,163	182,157
NextEra Energy Partners LP	14,160	1,180,377
REX American Resources Corp. (a)	3,078	306,569
Shoals Technologies Group, Inc. Class A (a)	45,230	770,719
		2,439,822
Oil & Gas — 2.7%
Advantage Energy Ltd. (a)	101,578	707,711
APA Corp.	51,494	2,128,247

The accompanying notes are an integral part of the financial statements.

81

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
ARC Resources Ltd.	92,396	$1,237,219
Canadian Natural Resources Ltd.	51,578	3,196,804
Devon Energy Corp.	51,236	3,029,585
Diamondback Energy, Inc.	9,828	1,347,222
EQT Corp.	64,635	2,224,090
Imperial Oil Ltd.	116,959	5,651,459
Kimbell Royalty Partners LP	15,985	259,916
Magnolia Oil & Gas Corp. Class A (b)	103,674	2,451,890
Matador Resources Co.	26,226	1,389,454
Venture Global LNG, Inc., Series B (Acquired 3/08/18, Cost $33,220) (a) (d) (e) (f)	11	65,452
Venture Global LNG, Inc., Series C (Acquired 3/08/18, Cost $27,180) (a) (d) (e) (f)	9	53,552
		23,742,601
Oil & Gas Services — 1.7%
Aris Water Solution, Inc. Class A	19,131	348,184
ChampionX Corp. (a)	38,115	933,055
Enerflex Ltd.	63,649	407,814
Expro Group Holdings NV (a)	142,863	2,540,104
Halliburton Co.	5,053	191,357
Liberty Oilfield Services, Inc. Class A (a)	74,085	1,097,940
NexTier Oilfield Solutions, Inc. (a)	92,413	853,896
Nov, Inc.	125,211	2,455,388
Ranger Energy Services, Inc. (a)	33,206	340,362
TechnipFMC PLC (a)	541,467	4,196,369
Tidewater, Inc. (a)	75,369	1,638,522
		15,002,991
Pipelines — 0.2%
Equitrans Midstream Corp.	224,752	1,896,907
		43,082,321
Financial — 18.5%
Banks — 6.4%
BankUnited, Inc.	52,246	2,296,734
Blue Foundry Bancorp (a)	18,719	253,643
Burke & Herbert Bank & Trust Co.	98	218,540
Cadence Bank	15,800	462,308
Coastal Financial Corp. (a)	4,775	218,456
Columbia Banking System, Inc.	22,515	726,559
CrossFirst Bankshares, Inc. (a)	32,234	508,008
Dime Community Bancshares, Inc.	14,540	502,648
Dogwood State Bank (Non-Voting) (Acquired 5/06/19, Cost $53,690) (a) (d) (e) (f)	5,369	70,495
Dogwood State Bank. (Voting) (Acquired 5/06/19, Cost $26,370) (a) (d) (e) (f)	2,637	34,624

	Number of Shares	Value
East West Bancorp, Inc.	16,121	$1,273,881
Eastern Bankshares, Inc.	20,684	445,533
Equity Bancshares, Inc. Class A	9,959	321,775
Farmers & Merchants Bank of Long Beach/Long Beach CA (b)	31	254,200
FB Financial Corp.	31,967	1,419,974
Fifth Third Bancorp	120,288	5,177,196
The First Bancshares, Inc.	19,900	669,834
Five Star Bancorp	6,316	178,743
Glacier Bancorp, Inc.	13,055	656,405
HarborOne Bancorp, Inc.	44,393	622,390
Heritage Commerce Corp.	36,181	407,036
Home BancShares, Inc.	72,403	1,636,308
Independent Bank Corp.	12,631	1,031,826
Independent Bank Group, Inc.	11,044	785,891
John Marshall Bancorp, Inc. (a)	12,810	280,539
Kearny Financial Corp.	49,939	643,214
Live Oak Bancshares, Inc.	39,304	2,000,181
Metropolitan Bank Holding Corp. (a)	2,256	229,593
National Bank Holdings Corp. Class A	20,382	820,987
Northern Trust Corp.	30,923	3,600,983
Origin Bancorp, Inc.	21,728	918,877
P10, Inc. (a)	19,765	239,552
PCSB Financial Corp.	13,101	250,360
Pinnacle Financial Partners, Inc.	23,409	2,155,501
Ponce Financial Group, Inc. (a)	21,067	218,676
Popular, Inc.	41,019	3,352,893
Preferred Bank	9,158	678,516
Provident Bancorp, Inc.	14,894	241,581
Sandy Spring Bancorp, Inc.	20,072	901,634
Signature Bank	2,970	871,665
Southern First Bancshares, Inc. (a)	4,113	209,105
SouthState Corp.	23,613	1,926,585
State Street Corp.	66,024	5,752,011
SVB Financial Group (a)	992	554,974
Texas Capital Bancshares, Inc. (a)	10,419	597,113
Towne Bank	28,447	851,703
Veritex Holdings, Inc.	12,932	493,615
Walker & Dunlop, Inc.	5,407	699,774
Webster Financial Corp.	46,369	2,602,228
Westamerica Bancorp.	36,016	2,178,968
Western Alliance Bancorp	35,347	2,927,439
		56,371,274
Diversified Financial Services — 1.8%
Air Lease Corp.	19,658	877,730
Apiture, Inc. (Acquired 7/01/20, Cost $87,167) (a) (d) (e) (f)	5,500	118,855
Assetmark Financial Holdings, Inc. (a)	19,227	427,801
Cboe Global Markets, Inc.	20,914	2,392,980

The accompanying notes are an integral part of the financial statements.

82

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Columbia Financial, Inc. (a)	10,725	$230,695
Encore Capital Group, Inc. (a)	7,127	447,077
Grasshopper Bancorp, Inc. (Acquired 5/02/19, Cost $83,390) (a) (d) (e) (f)	8,339	33,356
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	24,546	1,164,217
Houlihan Lokey, Inc.	10,552	926,465
Lazard Ltd. Class A	32,269	1,113,280
NerdWallet, Inc. (a)	4,917	58,955
Nerdwallet, Inc., Class A Lockup Shares (Acquired 3/18/20, Cost $120,540) (a) (e) (f)	8,610	98,072
OTC Markets Group, Inc. Class A (b)	5,600	347,200
PennyMac Financial Services, Inc.	29,218	1,554,397
PRA Group, Inc. (a)	16,820	758,246
Raymond James Financial, Inc.	6,950	763,874
SoFi Technologies, Inc. (a) (b)	27,293	257,919
Stash Financial, Inc. (Acquired 1/06/21-1/26/21, Cost $15,690) (a) (d) (e) (f)	487	28,377
StepStone Group, Inc. Class A	34,055	1,125,858
TMX Group Ltd.	3,000	308,555
Tradeweb Markets, Inc. Class A	29,300	2,574,591
Virtus Investment Partners, Inc.	3,338	801,087
		16,409,587
Insurance — 4.1%
Assurant, Inc.	20,740	3,771,154
Axis Capital Holdings Ltd.	40,927	2,474,856
Brighthouse Financial, Inc. (a)	32,161	1,661,437
Brown & Brown, Inc.	53,974	3,900,701
BRP Group, Inc. Class A (a)	41,617	1,116,584
CNA Financial Corp.	61,556	2,992,853
Essent Group Ltd.	14,129	582,256
Hagerty, Inc. (a)	9,209	99,365
The Hanover Insurance Group, Inc.	5,561	831,481
Jackson Financial, Inc., Class A	31,837	1,408,150
James River Group Holdings Ltd.	24,494	605,982
Kemper Corp.	52,034	2,942,002
Loews Corp.	90,964	5,896,286
Marsh & McLennan Cos., Inc.	8,021	1,366,939
Palomar Holdings, Inc. (a)	8,280	529,837
ProAssurance Corp.	22,201	596,763
Radian Group, Inc.	43,142	958,184
RenaissanceRe Holdings Ltd.	18,302	2,901,050
Ryan Specialty Group Holdings, Inc. Class A (a)	11,449	444,107
Selective Insurance Group, Inc.	18,209	1,627,156
		36,707,143

	Number of Shares	Value
Investment Companies — 0.3%
Groupe Bruxelles Lambert SA	24,125	$2,501,878
Private Equity — 0.3%
KKR & Co., Inc.	45,000	2,631,150
Real Estate — 0.8%
eXp World Holdings, Inc. (b)	13,325	282,090
FirstService Corp.	21,770	3,154,038
IQHQ, Inc. (Acquired 10/30/19-8/21/20, Cost $204,242) (a) (f)	13,062	256,538
McGrath RentCorp	6,993	594,265
The St. Joe Co.	31,681	1,876,783
Tricon Residential, Inc.	46,763	742,596
		6,906,310
Real Estate Investment Trusts (REITS) — 4.4%
American Campus Communities, Inc.	26,616	1,489,697
Apartment Income REIT Corp.	5,623	300,605
Apartment Investment and Management Co. Class A (a)	197,387	1,444,873
Apple Hospitality REIT, Inc.	38,480	691,486
Cedar Realty Trust, Inc.	3,828	105,806
Community Healthcare Trust, Inc.	6,622	279,515
CubeSmart	28,420	1,478,693
Digitalbridge Group, Inc. (a)	103,600	745,920
EastGroup Properties, Inc.	14,682	2,984,557
Equity Commonwealth (a)	118,812	3,351,686
Equity Residential	22,218	1,997,842
Essential Properties Realty Trust, Inc.	24,590	622,127
First Industrial Realty Trust, Inc.	7,506	464,696
Flagship Communities	5,389	106,433
JBG SMITH Properties	31,771	928,349
NexPoint Residential Trust, Inc.	2,173	196,244
Omega Healthcare Investors, Inc.	8,593	267,758
Pebblebrook Hotel Trust	29,316	717,656
PennyMac Mortgage Investment Trust	30,500	515,145
PotlatchDeltic Corp.	13,931	734,582
PS Business Parks, Inc.	12,607	2,118,984
Rayonier, Inc.	97,948	4,027,622
Regency Centers Corp.	36,003	2,568,454
Rexford Industrial Realty, Inc.	14,381	1,072,679
Safehold, Inc.	12,360	685,362
Saul Centers, Inc.	15,798	832,555
Terreno Realty Corp.	26,359	1,951,884
UMH Properties, Inc.	6,004	147,638
Vornado Realty Trust	23,323	1,056,998
Washington Real Estate Investment Trust	35,717	910,783
Weyerhaeuser Co.	117,718	4,461,512
		39,258,141

The accompanying notes are an integral part of the financial statements.

83

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Savings & Loans — 0.4%
Capitol Federal Financial, Inc.	81,982	$891,964
FS Bancorp, Inc.	7,052	218,612
Pacific Premier Bancorp, Inc.	31,539	1,114,904
WSFS Financial Corp.	23,785	1,108,857
		3,334,337
		164,119,820
Industrial — 13.0%
Aerospace & Defense — 0.9%
Kratos Defense & Security Solutions, Inc. (a)	19,131	391,803
Rolls-Royce Holdings PLC (a)	1,836,627	2,414,793
Teledyne Technologies, Inc. (a)	6,897	3,259,729
Triumph Group, Inc. (a)	63,363	1,601,817
		7,668,142
Building Materials — 1.5%
Gibraltar Industries, Inc. (a)	10,937	469,744
JELD-WEN Holding, Inc. (a)	19,331	392,033
Lennox International, Inc.	2,248	579,669
Martin Marietta Materials, Inc.	5,131	1,974,871
Mohawk Industries, Inc. (a)	13,737	1,706,135
SPX Corp. (a)	23,343	1,153,378
Summit Materials, Inc. Class A (a)	95,778	2,974,865
Trex Co., Inc. (a)	19,222	1,255,773
UFP Industries, Inc.	14,326	1,105,394
Vulcan Materials Co.	8,673	1,593,230
		13,205,092
Electrical Components & Equipment — 0.6%
Belden, Inc.	23,281	1,289,768
Insteel Industries, Inc.	10,162	375,892
Littelfuse, Inc.	9,209	2,296,817
Novanta, Inc. (a)	9,270	1,319,028
		5,281,505
Electronics — 1.7%
Agilent Technologies, Inc.	30,500	4,036,065
Amphenol Corp. Class A	19,000	1,431,650
Brady Corp. Class A	14,152	654,813
CTS Corp.	17,950	634,353
Fortive Corp.	32,200	1,961,946
Keysight Technologies, Inc. (a)	17,900	2,827,663
National Instruments Corp.	99,836	4,052,343
		15,598,833
Environmental Controls — 0.5%
Stericycle, Inc. (a)	21,487	1,266,014
Tetra Tech, Inc.	4,782	788,743
Waste Connections, Inc.	20,683	2,889,415
		4,944,172

	Number of Shares	Value
Hand & Machine Tools — 0.4%
Cadre Holdings, Inc.	5,290	$129,922
Enerpac Tool Group Corp.	47,466	1,039,031
MSA Safety, Inc.	6,712	890,682
Regal Rexnord Corp.	8,583	1,276,979
		3,336,614
Machinery – Construction & Mining — 0.2%
BWX Technologies, Inc.	28,600	1,540,396
Machinery – Diversified — 2.2%
AGCO Corp.	5,063	739,350
Alamo Group, Inc.	3,178	456,965
Cactus, Inc. Class A	25,215	1,430,699
Chart Industries, Inc. (a)	1,142	196,161
CIRCOR International, Inc. (a)	21,597	574,912
Cognex Corp.	13,700	1,056,955
Colfax Corp. (a)	61,599	2,451,024
CSW Industrials, Inc.	8,551	1,005,512
Graco, Inc.	10,186	710,168
Hydrofarm Holdings Group, Inc. (a)	1,646	24,937
IDEX Corp.	8,900	1,706,397
Ingersoll Rand, Inc.	117,343	5,908,220
Marel HF	27,870	163,866
Mueller Water Products, Inc. Class A	38,518	497,653
Ranpak Holdings Corp. (a)	6,772	138,352
Thermon Group Holdings, Inc. (a)	26,055	422,091
The Toro Co.	14,631	1,250,804
Zurn Water Solutions Corp.	21,706	768,393
		19,502,459
Metal Fabricate & Hardware — 0.7%
AZZ, Inc.	16,093	776,326
Helios Technologies, Inc.	18,270	1,466,167
RBC Bearings, Inc. (a)	7,584	1,470,386
Strattec Security Corp. (a)	4,332	161,454
The Timken Co.	6,392	387,994
Valmont Industries, Inc.	2,551	608,669
Xometry, Inc. Class A (a)	30,257	1,111,945
		5,982,941
Miscellaneous - Manufacturing — 1.7%
ESCO Technologies, Inc.	16,158	1,129,767
Federal Signal Corp.	14,043	473,951
Haynes International, Inc.	9,808	417,821
John Bean Technologies Corp.	9,385	1,111,841
Myers Industries, Inc.	28,503	615,665
Textron, Inc.	158,878	11,817,346
		15,566,391
Packaging & Containers — 0.9%
Ardagh Metal Packaging SA (a)	28,939	235,274
Ball Corp.	60,448	5,440,320

The accompanying notes are an integral part of the financial statements.

84

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Sealed Air Corp.	36,600	$2,450,736
		8,126,330
Transportation — 1.7%
C.H. Robinson Worldwide, Inc.	12,671	1,364,794
International Seaways, Inc.	16,109	290,606
J.B. Hunt Transport Services, Inc.	24,752	4,969,954
Knight-Swift Transportation Holdings, Inc.	9,440	476,342
Landstar System, Inc.	8,542	1,288,390
Matson, Inc.	6,832	824,076
Old Dominion Freight Line, Inc.	14,873	4,442,268
Saia, Inc. (a)	4,115	1,003,319
US Xpress Enterprises, Inc. Class A (a)	14,799	57,420
		14,717,169
		115,470,044
Technology — 11.2%
Computers — 1.1%
Coalition, Inc. (Acquired 9/13/21, Cost $4,230) (a) (d) (e) (f)	256	4,230
Crowdstrike Holdings, Inc. Class A (a)	6,100	1,385,188
Endava PLC Sponsored ADR (a)	16,085	2,139,788
Fortinet, Inc. (a)	10,900	3,724,966
Globant SA (a)	1,386	363,229
Integral Ad Science Holding Corp. (a)	9,430	130,134
Leidos Holdings, Inc.	7,700	831,754
PAR Technology Corp. (a) (b)	19,433	783,927
Parsons Corp. (a)	17,939	694,239
Thoughtworks Holding, Inc. (a)	6,586	137,055
		10,194,510
Semiconductors — 2.9%
Applied Materials, Inc.	6,243	822,827
Entegris, Inc.	32,905	4,319,110
KLA Corp.	9,200	3,367,752
Lattice Semiconductor Corp. (a)	40,859	2,490,356
Marvell Technology, Inc.	70,100	5,026,871
MaxLinear, Inc. (a)	12,332	719,572
Microchip Technology, Inc.	77,600	5,830,864
Onto Innovation, Inc. (a)	4,758	413,423
Semtech Corp. (a)	7,775	539,119
Skyworks Solutions, Inc.	11,800	1,572,704
Wolfspeed, Inc. (a)	3,300	375,738
		25,478,336
Software — 7.2%
Alignment Healthcare, Inc. (a)	54,183	608,475
Amplitude, Inc. (a) (b)	10,700	197,201
Atlassian Corp. PLC Class A (a)	19,201	5,641,830
Bill.com Holdings, Inc. (a)	13,456	3,051,686

	Number of Shares	Value
Black Knight, Inc. (a)	25,600	$1,484,544
Blackline, Inc. (a)	1,100	80,542
Braze, Inc. (a)	536	22,228
Broadridge Financial Solutions, Inc.	4,200	653,982
CCC Intelligent Solutions Holdings, Inc. (a)	56,783	626,884
Ceridian HCM Holding, Inc. (a)	68,149	4,658,666
Checkr, Inc. (Acquired 6/29/18-12/02/19, Cost $116,452) (a) (d) (e) (f)	5,148	249,112
Clear Secure Inc. Class A (a) (b)	44,838	1,205,245
Clearwater Analytics Holdings, Inc. Class A (a)	13,520	283,920
Confluent, Inc. Class A (a)	3,224	132,184
Coupa Software, Inc. (a)	11,718	1,190,900
Databricks, Inc. (Acquired 7/24/20, Cost $16,140) (a) (d) (e) (f)	515	85,428
Datadog, Inc. Class A (a)	22,829	3,457,909
Definitive Healthcare Corp. (a)	3,177	78,313
The Descartes Systems Group, Inc. (a)	34,617	2,536,041
DocuSign, Inc. (a)	17,840	1,911,021
DoubleVerify Holdings, Inc. (a)	18,836	474,102
Doximity, Inc. Class A (a)	26,277	1,368,769
Duck Creek Technologies, Inc. (a)	15,754	348,478
Duolingo, Inc. (a)	476	45,272
Five9, Inc. (a)	2,257	249,173
ForgeRock, Inc. (a)	3,004	65,848
Ginkgo Bioworks, Inc., Earnout Shares 15.00 (Acquired 9/17/21, Cost $0) (a) (d) (e) (f)	874	1,787
Ginkgo Bioworks, Inc., Earnout Shares 17.50 (Acquired 9/17/21, Cost $0) (a) (d) (e) (f)	874	1,668
Ginkgo Bioworks, Inc., Earnout Shares 20.00 (Acquired 9/17/21, Cost $0) (a) (d) (e) (f)	874	1,565
Gusto, Inc. (Acquired 8/18/20-11/09/20, Cost $204,799) (a) (d) (e) (f)	15,332	440,831
HashiCorp, Inc. Class A (a) (b)	1,394	75,276
HashiCorp, Inc., Lockup Shares (Acquired 3/13/20-6/25/20, Cost $106,316) (a) (e) (f)	3,854	197,710
HubSpot, Inc. (a)	7,677	3,646,114
Manhattan Associates, Inc. (a)	3,700	513,227
ManTech International Corp. Class A	1,015	87,483
Megaport Ltd. (a) (b)	42,318	432,087
Monday.com Ltd. (a) (b)	3,994	631,332
MSCI, Inc.	2,425	1,219,484
nCino, Inc. (a)	37,631	1,542,118
Outset Medical, Inc. (a)	9,365	425,171

The accompanying notes are an integral part of the financial statements.

85

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Paycom Software, Inc. (a)	1,390	$481,468
Paycor HCM, Inc. (a)	21,566	627,786
Phreesia, Inc. (a)	27,380	721,737
Playtika Holding Corp. (a)	20,890	403,804
Privia Health Group, Inc. (a)	10,215	273,047
Procore Technologies, Inc. (a)	14,288	828,133
PTC, Inc. (a)	12,000	1,292,640
Roper Technologies, Inc.	11,262	5,318,254
SentinelOne Inc. Class A (a)	6,667	258,280
ServiceTitan, Inc. (Acquired 12/23/19 - 1/19/21, Cost $1,242,527) (a) (d) (e) (f)	637	62,694
Socure, Inc. (Acquired 12/22/21, Cost $62,185) (a) (d) (e) (f)	3,870	62,185
Sophia Genetics SA (a) (b)	6,168	47,679
SS&C Technologies Holdings, Inc	15,263	1,145,030
Synopsys, Inc. (a)	2,900	966,483
Tanium, Inc., Class B (Acquired 9/24/20, Cost $30,277) (a) (d) (e) (f)	2,657	24,498
Themis Solutions, Inc. (Acquired 4/14/21, Cost $108,219) (a) (d) (e) (f)	4,820	116,210
Twilio, Inc. Class A (a)	11,257	1,855,266
Veeva Systems, Inc. Class A (a)	33,412	7,098,714
Workiva, Inc. (a)	7,293	860,574
Xero Ltd. (a)	22,976	1,740,241
		64,108,329
		99,781,175
Utilities — 3.6%
Electric — 2.4%
Ameresco, Inc. Class A (a)	2,781	221,090
CenterPoint Energy, Inc.	79,039	2,421,755
FirstEnergy Corp.	158,963	7,290,043
IDACORP, Inc.	18,698	2,157,001
MGE Energy, Inc.	14,873	1,186,717
NorthWestern Corp. (b)	14,661	886,844
PG&E Corp. (a)	458,496	5,474,442
PNM Resources, Inc.	12,497	595,732
Portland General Electric Co.	10,976	605,326
Vistra Corp.	30,141	700,778
		21,539,728
Gas — 1.0%
Atmos Energy Corp.	2,271	271,362
Chesapeake Utilities Corp.	14,208	1,957,294
National Fuel Gas Co.	40,327	2,770,465
ONE Gas, Inc.	21,162	1,867,335
RGC Resources, Inc.	7,280	155,646
Southwest Gas Holdings, Inc.	21,180	1,658,182
		8,680,284

	Number of Shares	Value
Water — 0.2%
Artesian Resources Corp. Class A	822	$39,908
California Water Service Group	15,180	899,871
Middlesex Water Co.	2,543	267,447
SJW Group	11,574	805,319
		2,012,545
		32,232,557

TOTAL COMMON STOCK (Cost $682,147,232)		840,267,699

PREFERRED STOCK — 2.0%
Communications — 0.1%
Internet — 0.1%
1661, Inc., Series F (Acquired 5/28/21, Cost $288,836) (a) (d) (e) (f)	49,629	288,836
Evolve Vacation Rental Network, Inc., Series 8 (Acquired 3/29/18, Cost $44,816) (a) (d) (e) (f)	5,266	101,986
Evolve Vacation Rental Network, Inc., Series 9 (Acquired 5/29/20, Cost $20,111) (a) (d) (e) (f)	3,470	67,203
Minted, Inc., Series E (Acquired 10/30/18, Cost $113,257) (a) (d) (e) (f)	8,410	124,552
SecurityScorecard, Inc., Series E (Acquired 1/19/21 - 11/18/21, Cost $2,867,931) (a) (d) (e) (f)	17,323	305,924
		888,501
Consumer, Cyclical — 0.1%
Auto Manufacturers — 0.1%
Nuro, Inc., Series C, (Acquired 10/30/20-3/02/21, Cost $282,254) (a) (d) (e) (f)	21,621	450,705
Nuro, Inc., Series D, (Acquired 10/29/21, Cost $252,025) (a) (d) (e) (f)	12,090	252,025
		702,730
Leisure Time — 0.0%
Rad Power Bikes, Inc., Series C, (Acquired 1/22/21, Cost $69,082) (a) (d) (e) (f)	14,321	137,250
Rad Power Bikes, Inc., Series D, (Acquired 9/16/21, Cost $107,722) (a) (d) (e) (f)	11,240	107,722
		244,972
Retail — 0.0%
OfferUp, Inc., Series F, (Acquired 7/01/20, Cost $9,217) (a) (d) (e) (f)	4,025	3,985

The accompanying notes are an integral part of the financial statements.

86

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Non-cyclical — 0.8%
Agriculture — 0.1%
Farmer’s Business Network, Inc., Series E, (Acquired 2/11/19, Cost $191,081) (a) (d) (e) (f)	8,198	$509,570
Farmer’s Business Network, Inc., Series F, (Acquired 7/31/20, Cost $48,329) (a) (d) (e) (f)	5,211	323,904
		833,474
Biotechnology — 0.3%
Genesis Therapeutics, Inc., Series A, (Acquired 11/24/20, Cost $25,262) (a) (d) (e) (f)	4,946	25,262
Inscripta, Inc., Series E, (Acquired 3/30/21, Cost $148,812) (a) (d) (e) (f)	16,853	148,812
Insitro, Inc., Series B, (Acquired 5/21/20, Cost $34,456) (a) (d) (e) (f)	5,530	101,150
Insitro, Inc., Series C, (Acquired 4/07/21, Cost $62,208) (a) (d) (e) (f)	3,401	62,208
Kardium, Inc., Series D-5, (Acquired 11/29/18, Cost $29,906) (a) (d) (e) (f)	30,866	31,355
Kardium, Inc., Series D-6, (Acquired 1/08/21, Cost $145,349) (a) (d) (e) (f)	143,083	145,349
Laronde, Inc., Series B, (Acquired 7/28/21, Cost $109,340) (a) (d) (e) (f)	3,905	109,340
National Resilience, Inc., Series B, (Acquired 10/23/20, Cost $263,720) (a) (d) (e) (f)	19,306	1,172,453
National Resilience, Inc., Series C, (Acquired 6/09/21, Cost $315,045) (a) (d) (e) (f)	7,094	430,819
Tessera Therapeutics, Inc., Series C, (Acquired 2/25/22, Cost $34,499) (a) (d) (e) (f)	1,687	34,499
Treeline Biosciences, Inc., Series A, (Acquired 4/09/21, Cost $40,640) (a) (d) (e) (f)	5,192	40,640
		2,301,887
Commercial Services — 0.1%
Honor Technology, Inc., Series D, (Acquired 10/16/20, Cost $225,290) (a) (d) (e) (f)	93,556	295,768
Honor Technology, Inc., Series E, (Acquired 9/29/21, Cost $116,646) (a) (d) (e) (f)	36,897	116,646

	Number of Shares	Value
Redwood Materials, Inc., Series C, (Acquired 5/28/21, Cost $214,074) (a) (d) (e) (f)	4,516	$235,509
		647,923
Food — 0.2%
Cava Group, Inc., Series E, (Acquired 6/23/20-3/26/21, Cost $475,884) (a) (d) (e) (f)	18,159	1,061,575
Cava Group, Inc., Series F, (Acquired 3/26/21, Cost $512,596) (a) (d) (e) (f)	13,622	796,342
		1,857,917
Health Care – Products — 0.0%
Prime Medicine, Inc., Series B, (Acquired 4/19/21, Cost $40,943) (a) (d) (e) (f)	9,347	40,943
Ring Therapeutics, Inc., Series B, (Acquired 4/12/21, Cost $50,885) (a) (d) (e) (f)	5,531	50,885
Tempus Labs, Inc., Series D, (Acquired 3/16/18, Cost $21,326) (a) (d) (e) (f)	2,275	128,333
Tempus Labs, Inc., Series E, (Acquired 8/23/18, Cost $29,149) (a) (d) (e) (f)	1,741	100,699
Tempus Labs, Inc., Series F, (Acquired 4/30/19, Cost $17,059) (a) (d) (e) (f)	689	40,362
Tempus Labs, Inc., Series G, (Acquired 2/06/20, Cost $19,176) (a) (d) (e) (f)	500	29,630
Tempus Labs, Inc., Series G-2, (Acquired 2/27/18- 9/13/19, Cost $103,201) (a) (d) (e) (f)	455	26,931
		417,783
Health Care – Services — 0.1%
Caris Life Sciences, Inc., Series C, (Acquired 8/14/20, Cost $71,520) (a) (d) (e) (f)	45,403	367,764
Caris Life Sciences, Inc., Series D, (Acquired 5/11/21, Cost $378,132) (a) (d) (e) (f)	46,683	378,132
		745,896
Pharmaceuticals — 0.0%
Capsule Corporation, Series D, (Acquired 4/07/21, Cost $144,670) (a) (d) (e) (f)	9,983	144,670
Haul Hub, Inc., Series B, (Acquired 2/14/20-3/03/21, Cost $108,854) (a) (d) (e) (f)	7,466	108,854
		253,524
		7,058,404

The accompanying notes are an integral part of the financial statements.

87

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 0.2%
Banks — 0.0%
CRB Group, Inc., Series D, (Acquired 1/28/22, Cost $255,280) (a) (d) (e) (f)	2,428	$255,280
Diversified Financial Services — 0.2%
Color Health, Inc., Series D, (Acquired 12/17/20, Cost $43,490) (a) (d) (e) (f)	1,155	115,464
Color Health, Inc., Series D-1, (Acquired 1/13/20, Cost $56,632) (a) (d) (e) (f)	2,655	265,418
Color Health Inc., Series E, (Acquired 10/26/21, Cost $15,095) (a) (d) (e) (f)	151	15,095
Convoy, Inc., Series C, (Acquired 9/14/18, Cost $127,740) (a) (d) (e) (f)	17,990	296,797
Convoy, Inc., Series D, (Acquired 10/30/19, Cost $417,858) (a) (d) (e) (f)	30,861	509,142
Convoy, Inc., Series E, (Acquired 9/30/21, Cost $72,706) (a) (d) (e) (f)	4,407	72,706
Stash Financial, Inc., Series F, (Acquired 4/24/20, Cost $126,801) (a) (d) (e) (f)	5,060	294,846
Stash Financial, Inc., Series G, (Acquired 1/26/21, Cost $174,908) (a) (d) (e) (f)	4,667	271,946
		1,841,414
Insurance — 0.0%
Go Maps, Inc., Series B-1, (Acquired 5/15/19, Cost $1,626) (a) (d) (e) (f)	755	7,565
Investment Companies — 0.0%
Maplebear, Inc., Series E, (Acquired 11/19/21-12/01/21, Cost $348,680) (a) (d) (e) (f)	2,900	278,400
Maplebear, Inc., Series I, (Acquired 2/26/21, Cost $58,500) (a) (d) (e) (f)	468	44,928
		323,328
		2,427,587
Industrial — 0.2%
Aerospace & Defense — 0.0%
ABL Space Systems Company, Series B (Acquired 3/24/21, Cost $328,985) (a) (d) (e) (f)	7,305	496,712

	Number of Shares	Value
Electrical Components & Equipment — 0.1%
CellLink, Inc., Series D (Acquired 1/20/22, Cost $223,836) (a) (d) (e) (f)	10,749	$223,836
Sila Nanotechnologies, Inc., Series F (Acquired 1/07/21, Cost $505,509) (a) (d) (e) (f)	12,248	381,770
		605,606
Electronics — 0.1%
Sartorius AG 0.130%	1,480	657,282
		1,759,600
Technology — 0.6%
Computers — 0.0%
Coalition, Inc., Series E (Acquired 9/07/21, Cost $253,711) (a) (d) (e) (f)	15,355	253,711
Mesosphere, Inc., Series D (Acquired 5/04/18, Cost $72,584) (a) (d) (e) (f)	6,566	9,849
		263,560
Software — 0.6%
Checkr, Inc., Series C (Acquired 4/10/18, Cost $106,628) (a) (d) (e) (f)	7,811	377,974
Checkr, Inc., Series D (Acquired 9/06/19, Cost $308,786) (a) (d) (e) (f)	10,209	494,014
Databricks, Inc., Series F (Acquired 10/22/19, Cost $104,923) (a) (d) (e) (f)	2,443	405,245
Databricks, Inc., Series G (Acquired 2/01/21, Cost $128,414) (a) (d) (e) (f)	724	120,097
Databricks, Inc., Series H (Acquired 8/31/21, Cost $121,028) (a) (d) (e) (f)	549	91,068
DTX Company, Series A-1 (Acquired 4/02/22, Cost $31,212) (a) (d) (e) (f)	17,154	31,212
Eikon Therapeutics, Inc., Series B (Acquired 3/12/21, Cost $89,186) (a) (d) (e) (f)	5,042	89,186
Epirus, Inc., Series C-2 (Acquired 1/28/21, Cost $324,592) (a) (d) (e) (f)	58,131	324,592
Flexe, Inc., Series C (Acquired 11/18/20, Cost $134,849) (a) (d) (e) (f)	11,083	226,033
Gusto, Inc., Series B (Acquired 8/18/20, Cost $20,633) (a) (d) (e) (f)	3,644	110,761

The accompanying notes are an integral part of the financial statements.

88

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Gusto, Inc., Series B-2 (Acquired 8/18/20, Cost $11,553) (a) (d) (e) (f)	6,804	$206,810
Gusto, Inc., Series C (Acquired 7/16/18, Cost $84,209) (a) (d) (e) (f)	11,076	336,659
Gusto, Inc., Series D (Acquired 7/16/19, Cost $187,638) (a) (d) (e) (f)	14,095	428,422
JetClosing, Inc., Series A (Acquired 5/25/18, Cost $22,781) (a) (d) (e) (f)	11,678	7,707
JetClosing, Inc., Series B-1 (Acquired 7/13/20-2/25/21, Cost $36,276) (a) (d) (e) (f)	27,130	16,007
JetClosing, Inc., Series B-2 (Acquired 2/06/20, Cost $5,769) (a) (d) (e) (f)	5,185	3,059
KoBold Metals, Inc., Series B-1 (Acquired 10/01/22, Cost $244,807) (a) (d) (e) (f)	8,931	244,807
Seismic Software, Inc., Series E (Acquired 12/23/19 - 7/10/20, Cost $1,280,667}) (a) (d) (e) (f)	18,715	233,376
Seismic Software, Inc., Series F Acquired 12/23/19 - 1/19/21, Cost $9,376,340 (a) (d) (e) (f)	2,115	26,374
ServiceTitan, Inc., Series A-1 (Acquired 11/09/18, Cost $263) (a) (d) (e) (f)	10	984
ServiceTitan, Inc., Series D (Acquired 11/09/18, Cost $124,743) (a) (d) (e) (f)	4,744	466,904
ServiceTitan, Inc., Series E (Acquired 4/23/20, Cost $7,435) (a) (d) (e) (f)	220	21,652
ServiceTitan, Inc., Series F (Acquired 3/25/21, Cost $25,650) (a) (d) (e) (f)	239	23,522
Socure, Inc., Series A (Acquired 12/22/21, Cost $75,555) (a) (d) (e) (f)	4,702	75,555
Socure, Inc., Series A-1 (Acquired 12/22/21, Cost $62,025) (a) (d) (e) (f)	3,860	62,025
Socure, Inc., Series B (Acquired 12/22/21, Cost $1,109) (a) (d) (e) (f)	69	1,109
Socure, Inc., Series E (Acquired 10/27/21, Cost $143,750) (a) (d) (e) (f)	8,946	143,750
Themis Solutions, Inc., Series AA (Acquired 4/14/21, Cost $24,473) (a) (d) (e) (f)	1,090	26,280

	Number of Shares	Value
Themis Solutions, Inc., Series AB (Acquired 4/14/21, Cost $2,694) (a) (d) (e) (f)	120	$2,893
Themis Solutions, Inc., Series B (Acquired 4/14/21, Cost $2,694) (a) (d) (e) (f)	120	2,893
Themis Solutions, Inc., Series E (Acquired 4/14/21, Cost $309,164) (a) (d) (e) (f)	13,770	331,995
		4,932,965
		5,196,525

TOTAL PREFERRED STOCK (Cost $11,853,373)		18,282,304

TOTAL EQUITIES (Cost $694,000,605)		858,550,003
	Principal Amount
BONDS & NOTES — 0.0%
CORPORATE DEBT — 0.0%
Oil & Gas Services — 0.0%
Weatherford International Ltd.
11.000% 12/01/24 (c)	$73,000	75,555

TOTAL CORPORATE DEBT (Cost $52,943)		75,555

TOTAL BONDS & NOTES (Cost $52,943)		75,555
	Number of Shares
RIGHTS — 0.0%
Consumer, Non-cyclical — 0.0%
Pharmaceuticals — 0.0%
Progenic Pharmaceuticals, Inc., CVR (a) (d) (e)	25,104	21,213

TOTAL RIGHTS (Cost $0)		21,213

WARRANTS — 0.0%
Consumer, Non-cyclical — 0.0%
Commercial Services — 0.0%
Advantage Solutions, Inc., Expires 10/28/25 (a)	7,777	7,310
Pharmaceuticals — 0.0%
EQRx, Inc. (a)	1,166	945
		8,255

The accompanying notes are an integral part of the financial statements.

89

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 0.0%
Banks — 0.0%
Dogwood State Bank (Acquired 5/06/19, Cost $0) (a) (d) (e) (f)	800	$3,856
Diversified Financial Services — 0.0%
Grasshopper Bancorp, Inc. (Acquired 10/15/18, Cost $0) (a) (d) (e) (f)	1,432	1,031
Insurance — 0.0%
Hagerty Group, LLC. (Acquired 8/18/21, Cost $4,451) (a) (e) (f)	3,040	8,482
		13,369

TOTAL WARRANTS (Cost $16,761)		21,624

MUTUAL FUNDS — 1.2%
Diversified Financial Services — 1.2%
State Street Navigator Securities Lending Government Money Market Portfolio (g)	10,450,388	10,450,388

TOTAL MUTUAL FUNDS (Cost $10,450,388)		10,450,388

TOTAL LONG-TERM INVESTMENTS (Cost $704,520,697)		869,118,783

SHORT-TERM INVESTMENTS — 3.1%
Mutual Fund — 3.0%
T. Rowe Price Government Reserve Investment Fund	26,369,613	26,369,613
	Principal Amount
Repurchase Agreement — 0.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/22, 0.000%, due 4/01/22 (h)	$1,002,732	1,002,732

TOTAL SHORT-TERM INVESTMENTS (Cost $27,372,345)		27,372,345

TOTAL INVESTMENTS — 101.0% (Cost $731,893,042) (i)		896,491,128

Other Assets/(Liabilities) — (1.0)%		(8,839,333)

NET ASSETS — 100.0%		$887,651,795

Abbreviation Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2022, was $17,255,128 or 1.94% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $7,325,125 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2022, the aggregate market value of these securities amounted to $182,033 or 0.02% of net assets.

(d)	Investment was valued using significant unobservable inputs.
(e)

This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2022, these securities amounted to a value of $24,187,824 or 2.72% of net assets.

(f)

Restricted security. Certain securities are restricted as to resale. At March 31, 2022, these securities amounted to a value of $24,423,149 or 2.75% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(g)	Represents investment of security lending cash collateral. (Note 2).
(h)

Maturity value of $1,002,732. Collateralized by U.S. Government Agency obligations with a rate of 0.500%, maturity date of 4/15/24, and an aggregate market value, including accrued interest, of $1,022,794.

(i)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

90

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund – Portfolio of Investments
March 31, 2022 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 99.2%
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (a) — 2.5%
Collateralized Mortgage Obligations — 0.8%
Government National Mortgage Association
Series 2016-121, Class JF, 1 mo. USD LIBOR + .400% 0.849% FRN 9/20/46	$207,667	$208,651
Series 2019-78, Class FB, 1 mo. USD LIBOR + .400% 0.849% FRN 6/20/49	114,787	114,953
Series 2019-112, Class GF, 1 mo. USD LIBOR + .430% 0.879% FRN 9/20/49	105,800	105,951
Series 2019-103, Class CF, 1 mo. USD LIBOR + .450% 0.899% FRN 8/20/49	208,791	209,550
Series 2019-111, Class FB, 1 mo. USD LIBOR + .450% 0.899% FRN 9/20/49	81,303	81,808
Series 2019-125, Class DF, 1 mo. USD LIBOR + .450% 0.899% FRN 10/20/49	170,160	170,866
Series 2020-7, Class KE, 2.500% 1/20/50	201,046	193,995
		1,085,774
Pass-Through Securities — 1.7%
Government National Mortgage Association II
Pool #MA7534 2.500% 8/20/51 (b)	100,296	97,509
Pool #MA7767 2.500% 12/20/51	562,761	546,904
Pool #MA4484 3.000% 6/20/32	162,663	164,297
Pool #MA6381 3.000% 1/20/35	82,494	83,452
Pool #MA6630 3.000% 5/20/35	36,806	37,233
Pool #MA6209 3.000% 10/20/49	20,557	20,107
Pool #MA6399 3.000% 1/20/50	45,955	44,951
Pool #MA6464 3.000% 2/20/50	110,509	108,093
Pool #MA6531 3.000% 3/20/50	68,013	66,527
Pool #MA7650 3.000% 10/20/51	221,005	218,937
Pool #BQ0937 3.500% 9/20/49	77,485	78,718
Pool #BQ7205 3.500% 10/20/49	42,447	43,302
Pool #BS3713 3.500% 1/20/50	146,517	148,847
Pool #BS3771 3.500% 2/20/50	107,969	109,466
Pool #MA4588 4.500% 7/20/47	134,167	141,364
Pool #MA4781 5.000% 10/20/47	58,746	62,570
Pool #MA4840 5.000% 11/20/47	48,264	51,406
Pool #MA5653 5.000% 12/20/48	153,394	159,831
Pool #MA5820 5.500% 3/20/49	20,570	21,713

	Principal Amount	Value
Government National Mortgage Association II TBA (b) 2.500% 4/21/52	$185,000	$179,522
		2,384,749

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $3,572,667)		3,470,523

U.S. TREASURY OBLIGATIONS — 96.7%
U.S. Treasury Bonds & Notes — 96.7%
U.S. Treasury Bond
1.125% 5/15/40	3,490,000	2,753,036
1.125% 8/15/40	6,270,000	4,921,953
1.250% 5/15/50	3,770,000	2,819,253
1.375% 11/15/40	6,110,000	5,004,947
1.375% 8/15/50	7,400,000	5,709,949
1.625% 11/15/50	3,580,000	2,941,207
1.750% 8/15/41	6,940,000	6,023,390
1.875% 2/15/41	7,480,000	6,668,429
1.875% 2/15/51	6,875,000	6,012,264
1.875% 11/15/51	6,760,000	5,928,885
2.000% 11/15/41	7,760,000	7,032,412
2.000% 2/15/50	4,050,000	3,651,386
2.000% 8/15/51	3,700,000	3,337,695
2.250% 5/15/41	7,690,000	7,271,732
2.250% 8/15/46	2,505,000	2,347,491
2.250% 8/15/49	2,550,000	2,427,164
2.250% 2/15/52	9,910,000	9,498,121
2.375% 2/15/42	16,485,000	15,910,597
2.375% 11/15/49	2,220,000	2,173,597
2.375% 5/15/51	2,440,000	2,393,634
2.500% 2/15/46	1,700,000	1,667,768
2.500% 5/15/46	3,925,000	3,852,865
2.875% 11/15/46	1,700,000	1,791,349
2.875% 5/15/49	2,480,000	2,668,992
3.000% 11/15/45	850,000	908,317
3.000% 2/15/47	1,560,000	1,682,179
3.000% 5/15/47	1,200,000	1,296,700
3.000% 8/15/48	2,330,000	2,545,937
3.000% 2/15/49	2,480,000	2,728,783
3.125% 5/15/48 (c)	4,125,000	4,609,532
3.375% 11/15/48	2,330,000	2,731,210

The accompanying notes are an integral part of the financial statements.

91

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Note
1.875% 2/15/32	$3,625,000	$3,480,565

TOTAL U.S. TREASURY OBLIGATIONS (Cost $147,823,584)		134,791,339

TOTAL BONDS & NOTES (Cost $151,396,251)		138,261,862

TOTAL LONG-TERM INVESTMENTS (Cost $151,396,251)		138,261,862
	Number of Shares
SHORT-TERM INVESTMENTS — 0.3%
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund	64	64

	Principal Amount	Value
Repurchase Agreement — 0.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/22, 0.000%, due 4/01/22 (d)	$381,930	$381,930

TOTAL SHORT-TERM INVESTMENTS (Cost $381,994)		381,994

TOTAL INVESTMENTS — 99.5% (Cost $151,778,245) (e)		138,643,856

Other Assets/(Liabilities) — 0.5%		665,253

NET ASSETS — 100.0%		$139,309,109

Abbreviation Legend

FRN	Floating Rate Note
TBA	To Be Announced

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(b)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(c)	All or a portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(d)

Maturity value of $381,930. Collateralized by U.S. Government Agency obligations with a rate of 0.375%, maturity date of 9/15/24, and an aggregate market value, including accrued interest, of $389,648.

(e)	See Note 6 for aggregate cost for federal tax purposes.

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Long Bond	6/21/22	26	$4,019,440	$(117,815)
U.S. Treasury Ultra 10 Year	6/21/22	13	1,767,670	(6,576)
				$(124,391)

Short
U.S. Treasury Note 2 Year	6/30/22	62	$(13,223,987)	$84,831
U.S. Treasury Note 5 Year	6/30/22	68	(7,929,837)	131,087
				$215,918

Currency Legend

USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.

92

[THIS PAGE INTENTIONALLY LEFT BLANK]

MM Equity Asset Fund and MassMutual Select T. Rowe Price Funds – Financial Statements
Statements of Assets and Liabilities March 31, 2022 (Unaudited)

	MM Equity Asset Fund	MassMutual Select T. Rowe Price Bond Asset Fund
Assets:
Investments, at value (Note 2) (a)	$396,201,630	$688,517,312
Repurchase agreements, at value (Note 2) (b)	11,252,871	1,455,680
Other short-term investments, at value (Note 2) (c)	—	86,624,485
Total investments (d)	407,454,501	776,597,477
Cash	—	74,592
Foreign currency, at value (e)	—	427,052
Receivables from:
Investments sold
Regular delivery	279,235	1,065,547
Delayed delivery	—	6,854,663
Collateral pledged for futures contracts (Note 2)	622,000	—
Open forward contracts (Note 2)	—	6,007,044
Fund shares sold	16,097	118,609
Closed swap agreements, at value	—	—
Investment adviser (Note 3)	—	44,812
Variation margin on open derivative instruments (Note 2)	—	1,982,405
Interest and dividends	388,639	2,910,278
Interest tax reclaim	—	33,692
Foreign taxes withheld	306,662	—
Open swap agreements, at value (Note 2)	—	43,893
Total assets	409,067,134	796,160,064
Liabilities:
Payables for:
Investments purchased
Regular delivery	309,406	705,711
Delayed delivery	—	51,377,441
Collateral held for open swap agreements (Note 2)	—	1,862,690
Open forward contracts (Note 2)	—	1,387,879
Interest and dividends	—	1,289
Fund shares repurchased	7,795,268	36,214
Collateral held for securities on loan (Note 2) (f)	1,512	17,061,268
Open swap agreements, at value (Note 2)	—	21,030
Trustees’ fees and expenses (Note 3)	33,725	19,512
Variation margin on open derivative instruments (Note 2)	165,306	—
Affiliates (Note 3):
Administration fees	6,457	59,562
Investment advisory fees	58,911	—
Due to custodian	—	—
Accrued expense and other liabilities	89,555	185,324
Total liabilities	8,460,140	72,717,920
Net assets	$400,606,994	$723,442,144
Net assets consist of:
Paid-in capital	$265,038,159	$764,053,519
Accumulated Gain (Loss)	135,568,835	(40,611,375)
Net assets	$400,606,994	$723,442,144

(a)	Cost of investments:	$279,607,431	$723,652,294
(b)	Cost of repurchase agreements:	$11,252,871	$1,455,680
(c)	Cost of other short-term investments:	$—	$86,624,419
(d)	Securities on loan with market value of:	$80,670	$19,531,118
(e)	Cost of foreign currency:	$—	$430,482
(f)	Non-cash collateral is not included.

The accompanying notes are an integral part of the financial statements.

94

MassMutual Select T. Rowe Price Emerging Markets Bond Fund	MassMutual Select T. Rowe Price Large Cap Blend Fund	MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund	MassMutual Select T. Rowe Price Real Assets Fund	MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund	MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund

$94,167,094	$2,358,362,955	$316,388,470	$199,184,498	$869,118,783	$138,261,862
1,072,657	—	1,022,591	436,809	1,002,732	381,930
673,264	20,619,998	154,487	1,188,812	26,369,613	64
95,913,015	2,378,982,953	317,565,548	200,810,119	896,491,128	138,643,856
27,200	998,675	1,649	—	—	—
555	95,230	553	81,521	15,497	—

1,133,843	13,673,781	1,131,284	4,069,177	1,930,354	—
—	—	—	—	—	99,741
—	—	—	—	—	—
68,230	—	87,002	109,981	—	—
15,276	796,504	55,492	52,697	281,309	6,799,518
—	—	100,445	—	—	—
14,598	37,122	14,708	18,745	26,915	9,879
—	—	—	—	—	1,803
1,261,614	1,769,593	294,450	840,239	679,558	709,748
—	—	—	—	—	—
—	54,160	—	26,984	50,915	—
—	—	4,280,938	—	—	—
98,434,331	2,396,408,018	323,532,069	206,009,463	899,475,676	146,264,545

947,260	8,267,629	1,295,383	2,994,527	1,135,326	5,834,364
—	—	—	—	—	278,561
—	—	3,767,410	—	—	—
5,687	—	138,432	10,116	—	—
—	—	—	—	—	—
6,533	29,857	26,392	2,143	11,448	778,863
3,620,535	489,190	13,565,767	4,705,632	10,450,388	—
—	—	—	—	—	—
2,897	42,088	5,385	2,756	19,721	3,498
9,544	—	49,022	33,976	—	—

15,017	23,426	11,613	9,958	11,812	7,182
—	—	—	—	—	—
—	—	—	179,982	22,070	—
67,445	160,547	55,255	76,937	173,116	52,968
4,674,918	9,012,737	18,914,659	8,016,027	11,823,881	6,955,436
$93,759,413	$2,387,395,281	$304,617,410	$197,993,436	$887,651,795	$139,309,109

$109,896,336	$1,908,198,567	$301,996,992	$157,930,855	$705,924,672	$159,974,895
(16,136,923)	479,196,714	2,620,418	40,062,581	181,727,123	(20,665,786)
$93,759,413	$2,387,395,281	$304,617,410	$197,993,436	$887,651,795	$139,309,109

$106,180,210	$2,053,179,013	$317,069,010	$165,019,738	$704,520,697	$151,396,251
$1,072,657	$—	$1,022,591	$436,809	$1,002,732	$381,930
$673,344	$20,619,998	$154,487	$1,189,162	$26,369,613	$64
$3,706,026	$3,806,629	$13,288,153	$9,384,969	$17,255,128	$—
$552	$95,484	$563	$81,682	$15,508	$—

The accompanying notes are an integral part of the financial statements.

95

MM Equity Asset Fund and MassMutual Select T. Rowe Price Funds – Financial Statements (Continued)
Statements of Assets and Liabilities March 31, 2022 (Unaudited)

	MM Equity Asset Fund	MassMutual Select T. Rowe Price Bond Asset Fund
Class I shares:
Net assets	$400,606,994	$723,442,144
Shares outstanding (a)	45,810,427	75,368,933
Net asset value, offering price and redemption price per share	$8.74	$9.60

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

96

MassMutual Select T. Rowe Price Emerging Markets Bond Fund	MassMutual Select T. Rowe Price Large Cap Blend Fund	MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund	MassMutual Select T. Rowe Price Real Assets Fund	MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund	MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund

$93,759,413	$2,387,395,281	$304,617,410	$197,993,436	$887,651,795	$139,309,109
11,324,291	166,434,386	29,197,799	14,678,831	65,567,256	20,099,061
$8.28	$14.34	$10.43	$13.49	$13.54	$6.93

The accompanying notes are an integral part of the financial statements.

97

MM Equity Asset Fund and MassMutual Select T. Rowe Price Funds – Financial Statements (Continued)
Statements of Operations For the Six Months Ended March 31, 2022 (Unaudited)

	MM Equity Asset Fund	MassMutual Select T. Rowe Price Bond Asset Fund
Investment income (Note 2):
Dividends (a)	$2,687,220	$19,266
Interest (b)	—	5,170,606
Securities lending net income	168	5,061
Total investment income	2,687,388	5,194,933
Expenses (Note 3):
Investment advisory fees	362,133	—
Custody fees	23,232	131,000
Audit fees	25,572	33,680
Legal fees	4,362	8,168
Proxy fees	527	527
Accounting & Administration fees	5,540	61,204
Shareholder reporting fees	32,364	16,266
Trustees’ fees	8,006	13,893
Registration and filing fees	1	2
Transfer agent fees	1,469	1,469
Total expenses	463,206	266,209
Expenses waived (Note 3):
Class I fees reimbursed by adviser	—	(266,209)
Net expenses:	463,206	—
Net investment income (loss)	2,224,182	5,194,933
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	23,653,057	(5,658,384)
Futures contracts	(100,412)	(2,976,359)
Written options	—	25,630
Swap agreements	—	485,269
Foreign currency transactions	159	(56,137)
Forward contracts	—	5,148,748
Net realized gain (loss)	23,552,804	(3,031,233)
Net change in unrealized appreciation (depreciation) on:
Investment transactions	3,194,471	(41,382,145)*
Futures contracts	269,100	(561,399)
Written options	—	(16,420)
Swap agreements	—	27,294
Translation of assets and liabilities in foreign currencies	(6,596)	6,508
Forward contracts	—	1,819,976
Net change in unrealized appreciation (depreciation)	3,456,975	(40,106,186)
Net realized gain (loss) and change in unrealized appreciation (depreciation)	27,009,779	(43,137,419)
Net increase (decrease) in net assets resulting from operations	$29,233,961	$(37,942,486)

(a)	Net of foreign withholding tax of:	$3,470	$—
(b)	Net of foreign withholding tax of:	$—	$6,845
*	Net of net increase (decrease) in accrued foreign capital gains tax of:	$—	$13,801

The accompanying notes are an integral part of the financial statements.

98

MassMutual Select T. Rowe Price Emerging Markets Bond Fund	MassMutual Select T. Rowe Price Large Cap Blend Fund	MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund	MassMutual Select T. Rowe Price Real Assets Fund	MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund	MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund

$—	$12,091,443	$—	$2,482,475	$4,775,213	$—
2,640,873	6,512	5,326,031	958	18,031	1,115,458
2,072	13,525	2,434	16,295	81,578	1,130
2,642,945	12,111,480	5,328,465	2,499,728	4,874,822	1,116,588

—	—	—	—	—	—
28,389	96,137	26,004	52,338	107,530	17,542
32,540	24,548	26,338	26,391	23,389	26,272
1,098	23,048	2,634	2,933	9,448	989
527	527	527	527	527	527
15,728	20,729	12,690	10,679	11,230	7,944
9,975	21,288	9,406	7,115	13,947	9,636
1,901	39,255	4,502	2,662	15,941	1,839
—	—	—	—	—	—
1,469	1,469	1,470	1,469	1,471	1,469
91,627	227,001	83,571	104,114	183,483	66,218

(91,627)	(227,001)	(83,571)	(104,114)	(183,483)	(66,218)
—	—	—	—	—	—
2,642,945	12,111,480	5,328,465	2,499,728	4,874,822	1,116,588

(3,224,272)	204,474,763	(616,174)	4,673,193	28,757,057	(149,068)
(151,613)	—	(15,825)	1,370,188	—	(387,367)
—	—	(65,743)	—	—	(23,247)
(43,385)	—	473,343	—	—	—
(6,305)	2,352	(22)	12,947	(1,269)	—
52,860	—	(28,951)	(93,449)	—	—
(3,372,715)	204,477,115	(253,372)	5,962,879	28,755,788	(559,682)

(9,975,802)	(253,329,491)	(4,508,487)	15,663,109	(66,131,791)	(10,365,494)
289,165	—	(363,075)	(512,896)	—	78,206
—	—	—	—	—	(238)
13,782	—	2,099,742	—	—	—
477	(961)	(5)	19,694	(255)	—
37,310	—	(34,108)	99,865	—	—
(9,635,068)	(253,330,452)	(2,805,933)	15,269,772	(66,132,046)	(10,287,526)
(13,007,783)	(48,853,337)	(3,059,305)	21,232,651	(37,376,258)	(10,847,208)
$(10,364,838)	$(36,741,857)	$2,269,160	$23,732,379	$(32,501,436)	$(9,730,620)

$—	$49,346	$—	$72,064	$50,756	$—
$—	$—	$—	$—	$—	$—
$—	$—	$—	$—	$—	$—

The accompanying notes are an integral part of the financial statements.

99

MM Equity Asset Fund and MassMutual Select T. Rowe Price Funds – Financial Statements (Continued)
Statements of Changes in Net Assets

	MM Equity Asset Fund
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$2,224,182	$5,254,652
Net realized gain (loss)	23,552,804	77,516,537
Net change in unrealized appreciation (depreciation)	3,456,975	37,925,439
Net increase (decrease) in net assets resulting from operations	29,233,961	120,696,628
Distributions to shareholders (Note 2):
Class I	(81,089,970)	(54,878,368)
Total distributions	(81,089,970)	(54,878,368)
Net fund share transactions (Note 5):
Class I	54,653,212	(91,092,057)
Increase (decrease) in net assets from fund share transactions	54,653,212	(91,092,057)
Total increase (decrease) in net assets	2,797,203	(25,273,797)
Net assets
Beginning of period	397,809,791	423,083,588
End of period	$400,606,994	$397,809,791

The accompanying notes are an integral part of the financial statements.

100

MassMutual Select T. Rowe Price Bond Asset Fund		MassMutual Select T. Rowe Price Emerging Markets Bond Fund		MassMutual Select T. Rowe Price Large Cap Blend Fund
Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021

$5,194,933	$14,975,352	$2,642,945	$5,802,001	$12,111,480	$21,242,490
(3,031,233)	8,477,749	(3,372,715)	2,344,031	204,477,115	373,384,641
(40,106,186)	(14,093,209)	(9,635,068)	792,592	(253,330,452)	229,911,478
(37,942,486)	9,359,892	(10,364,838)	8,938,624	(36,741,857)	624,538,609

(25,803,449)	(25,814,917)	(5,878,302)	(6,332,004)	(407,155,724)	(15,903,325)
(25,803,449)	(25,814,917)	(5,878,302)	(6,332,004)	(407,155,724)	(15,903,325)

(26,922,633)	79,650,846	2,825,416	(5,408,000)	521,666,955	(71,726,009)
(26,922,633)	79,650,846	2,825,416	(5,408,000)	521,666,955	(71,726,009)
(90,668,568)	63,195,821	(13,417,724)	(2,801,380)	77,769,374	536,909,275

814,110,712	750,914,891	107,177,137	109,978,517	2,309,625,907	1,772,716,632
$723,442,144	$814,110,712	$93,759,413	$107,177,137	$2,387,395,281	$2,309,625,907

The accompanying notes are an integral part of the financial statements.

101

MM Equity Asset Fund and MassMutual Select T. Rowe Price Funds – Financial Statements (Continued)
Statements of Changes in Net Assets

	MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$5,328,465	$9,637,353
Net realized gain (loss)	(253,372)	4,801,312
Net change in unrealized appreciation (depreciation)	(2,805,933)	1,851,147
Net increase (decrease) in net assets resulting from operations	2,269,160	16,289,812
Distributions to shareholders (Note 2):
Class I	(18,493,933)	(6,011,297)
Total distributions	(18,493,933)	(6,011,297)
Net fund share transactions (Note 5):
Class I	47,982,122	76,140,858
Increase (decrease) in net assets from fund share transactions	47,982,122	76,140,858
Total increase (decrease) in net assets	31,757,349	86,419,373
Net assets
Beginning of period	272,860,061	186,440,688
End of period	$304,617,410	$272,860,061

The accompanying notes are an integral part of the financial statements.

102

MassMutual Select T. Rowe Price Real Assets Fund		MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund		MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund
Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021

$2,499,728	$4,380,467	$4,874,822	$8,851,693	$1,116,588	$1,650,103
5,962,879	13,887,744	28,755,788	111,677,372	(559,682)	(1,861,894)
15,269,772	17,574,384	(66,132,046)	159,208,298	(10,287,526)	(9,138,987)
23,732,379	35,842,595	(32,501,436)	279,737,363	(9,730,620)	(9,350,778)

(14,576,042)	(2,480,008)	(120,935,066)	(46,818,583)	(1,934,574)	(33,769,639)
(14,576,042)	(2,480,008)	(120,935,066)	(46,818,583)	(1,934,574)	(33,769,639)

26,470,497	29,418,630	130,214,718	(69,363,053)	41,723,422	84,963,305
26,470,497	29,418,630	130,214,718	(69,363,053)	41,723,422	84,963,305
35,626,834	62,781,217	(23,221,784)	163,555,727	30,058,228	41,842,888

162,366,602	99,585,385	910,873,579	747,317,852	109,250,881	67,407,993
$197,993,436	$162,366,602	$887,651,795	$910,873,579	$139,309,109	$109,250,881

The accompanying notes are an integral part of the financial statements.

103

MM Equity Asset Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000)’s	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/22[r]	$ 10.12	$ 0.05	$ 0.74	$ 0.79	$ (0.13)	$ (2.04)	$ (2.17)	$ 8.74	7.18%[b]	$ 400,607	0.23%[a]	N/A	1.11%[a]
9/30/21	8.79	0.11	2.38	2.49	(0.14)	(1.02)	(1.16)	10.12	30.90%	397,810	0.22%	N/A	1.20%
9/30/20	7.90	0.12	1.25	1.37	(0.11)	(0.37)	(0.48)	8.79	17.91%	423,084	0.24%	N/A	1.48%
9/30/19	12.36	0.12	(0.49)aa	(0.37)	(0.50)	(3.59)	(4.09)	7.90	3.10%	489,569	0.24%	0.21%	1.48%
9/30/18	11.85	0.24	0.99	1.23	(0.26)	(0.46)	(0.72)	12.36	10.73%	497,747	0.26%	0.25%	1.99%
9/30/17	10.17	0.24	1.50	1.74	(0.06)	(0.00)[d]	(0.06)	11.85	17.18%	1,088,316	0.28%	0.25%	2.18%

		Year ended September 30
	Six months ended March 31, 2022[b,r]	2021	2020	2019	2018	2017
Portfolio turnover rate	15%	29%	60%	49%	37%	31%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
aa

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.

104

MassMutual Select T. Rowe Price Bond Asset Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000)’s	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/22[r]	$ 10.43	$ 0.07	$ (0.56)	$ (0.49)	$ (0.31)	$ (0.03)	$ (0.34)	$ 9.60	(4.88%)[b]	$ 723,442	0.07%[a]	0.00%[a]	1.34%[a]
9/30/21	10.65	0.20	(0.07)	0.13	(0.16)	(0.19)	(0.35)	10.43	1.26%	814,111	0.07%	0.00%	1.89%
9/30/20	10.59	0.24	0.18	0.42	(0.31)	(0.05)	(0.36)	10.65	4.15%	750,915	0.45%	0.33%	2.32%
9/30/19	9.94	0.29	0.69	0.98	(0.33)	—	(0.33)	10.59	10.21%	670,362	0.56%	0.40%	2.90%
9/30/18[g]	10.00	0.18	(0.24)	(0.06)	—	—	—	9.94	(0.60%)[b]	512,086	0.51%[a]	0.43%[a]	2.78%[a]

		Year ended September 30
	Six months ended March 31, 2022[b,r]	2021	2020	2019	Period ended September 30, 2018[b]
Portfolio turnover rate	160%	255%	157%	287%	170%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period February 9, 2018 (commencement of operations) through September 30, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

105

MassMutual Select T. Rowe Price Emerging Markets Bond Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000)’s	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/22[r]	$ 9.73	$ 0.24	$ (1.15)	$ (0.91)	$ (0.54)	$ —	$ (0.54)	$ 8.28	(9.84%)[b]	$ 93,759	0.18%[a]	0.00%[a]	5.23%[a]
9/30/21	9.50	0.51	0.31	0.82	(0.59)	—	(0.59)	9.73	8.74%	107,177	0.17%	0.00%	5.29%
9/30/20	9.91	0.50	(0.41)	0.09	(0.50)	—	(0.50)	9.50	0.88%	109,979	0.76%	0.58%	5.29%
9/30/19	9.64	0.53	0.06	0.59	(0.32)	—	(0.32)	9.91	6.35%	110,630	0.92%	0.70%	5.45%
9/30/18[g]	10.00	0.33	(0.69)	(0.36)	—	—	—	9.64	(3.60%)[b]	75,004	1.01%[a]	0.70%[a]	5.30%[a]

		Year ended September 30
	Six months ended March 31, 2022[b,r]	2021	2020	2019	Period ended September 30, 2018[b]
Portfolio turnover rate	18%	49%	56%	39%	37%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period February 9, 2018 (commencement of operations) through September 30, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

106

MassMutual Select T. Rowe Price Large Cap Blend Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000)’s	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/22[r]	$ 17.43	$ 0.08	$ (0.17)	$ (0.09)	$ (0.15)	$ (2.85)	$ (3.00)	$ 14.34	(1.62%)[b]	$ 2,387,395	0.02%[a]	0.00%[a]	1.02%[a]
9/30/21	13.00	0.16	4.39	4.55	(0.12)	—	(0.12)	17.43	35.17%	2,309,626	0.02%	0.00%	0.97%
9/30/20	11.36	0.11	1.65	1.76	(0.12)	—	(0.12)	13.00	15.60%	1,772,717	0.51%	0.44%	0.91%
9/30/19	10.87	0.12	0.45	0.57	(0.08)	—	(0.08)	11.36	5.39%	1,280,663	0.65%	0.56%	1.09%
9/30/18[g]	10.00	0.07	0.80	0.87	—	—	—	10.87	8.70%[b]	923,050	0.64%[a]	0.58%[a]	1.11%[a]

		Year ended September 30
	Six months ended March 31, 2022[b,r]	2021	2020	2019	Period ended September 30, 2018[b]
Portfolio turnover rate	60%	65%	90%	67%	64%[q]

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period February 9, 2018 (commencement of operations) through September 30, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Portfolio turnover excludes securities received from subscriptions in-kind. Securities received from subscriptions in-kind had no impact on portfolio turnover
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

107

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000)’s	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/22[r]	$ 11.02	$ 0.20	$ (0.12)	$ 0.08	$ (0.53)	$ (0.14)	$ (0.67)	$ 10.43	0.78%[b]	$ 304,617	0.06%[a]	0.00%[a]	3.74%[a]
9/30/21	10.64	0.42	0.30	0.72	(0.19)	(0.15)	(0.34)	11.02	6.96%	272,860	0.07%	0.00%	3.93%
9/30/20	10.27	0.15	0.41	0.56	(0.19)	(0.00)[d]	(0.19)	10.64	5.58%	186,441	0.37%	0.13%	1.48%
9/30/19	10.09	0.25	0.14	0.39	(0.21)	—	(0.21)	10.27	3.95%	199,074	0.44%	0.16%	2.50%
9/30/18[g]	10.00	0.22	(0.13)	0.09	—	—	—	10.09	0.90%[b]	116,512	0.46%[a]	0.30%[a]	3.36%[a]

		Year ended September 30
	Six months ended March 31, 2022[b,r]	2021	2020	2019	Period ended September 30, 2018[b]
Portfolio turnover rate	78%	193%	156%	135%	66%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period February 9, 2018 (commencement of operations) through September 30, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

108

MassMutual Select T. Rowe Price Real Assets Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000)’s	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/22[r]	$ 12.85	$ 0.19	$ 1.59	$ 1.78	$ (0.36)	$ (0.78)	$ (1.14)	$ 13.49	14.50%[b]	$ 197,993	0.12%[a]	0.00%[a]	2.83%[a]
9/30/21	9.83	0.37	2.89	3.26	(0.24)	—	(0.24)	12.85	33.66%	162,367	0.13%	0.00%	3.04%
9/30/20	10.49	0.23	(0.60)	(0.37)	(0.29)	—	(0.29)	9.83	(3.77%)	99,585	0.69%	0.50%	2.33%
9/30/19	10.56	0.27	(0.16)	0.11	(0.18)	—	(0.18)	10.49	1.26%	82,224	0.86%	0.61%	2.60%
9/30/18[g]	10.00	0.19	0.37	0.56	—	—	—	10.56	5.60%[b]	61,160	1.00%[a]	0.61%[a]	2.86%[a]

		Year ended September 30
	Six months ended March 31, 2022[b,r]	2021	2020	2019	Period ended September 30, 2018[b]
Portfolio turnover rate	16%	57%	32%	40%	13%[q]

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period February 9, 2018 (commencement of operations) through September 30, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Portfolio turnover excludes securities received from subscriptions in-kind. Securities received from subscriptions in-kind had no impact on portfolio turnover.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

109

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000)’s	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/22[r]	$ 16.20	$ 0.08	$ (0.59)	$ (0.51)	$ (0.16)	$ (1.99)	$ (2.15)	$ 13.54	(3.63%)[b]	$ 887,652	0.04%[a]	0.00%[a]	1.08%[a]
9/30/21	12.41	0.15	4.43	4.58	(0.10)	(0.69)	(0.79)	16.20	37.99%	910,874	0.04%	0.00%	0.97%
9/30/20	11.44	0.07	1.18	1.25	(0.07)	(0.21)	(0.28)	12.41	10.97%	747,318	0.61%	0.53%	0.58%
9/30/19	11.47	0.07	0.09	0.16	(0.04)	(0.15)	(0.19)	11.44	1.72%	632,662	0.76%	0.65%	0.59%
9/30/18[g]	10.00	0.03	1.44	1.47	—	—	—	11.47	14.70%[b]	473,030	0.75%[a]	0.65%[a]	0.40%[a]

		Year ended September 30
	Six months ended March 31, 2022[b,r]	2021	2020	2019	Period ended September 30, 2018[b]
Portfolio turnover rate	14%	28%	41%	33%	22%[q]

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period February 9, 2018 (commencement of operations) through September 30, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Portfolio turnover excludes securities received from subscriptions in-kind. Securities received from subscriptions in-kind had no impact onportfolio turnover.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

110

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000)’s	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/22[r]	$ 7.62	$ 0.08	$ (0.64)	$ (0.56)	$ (0.13)	$ —	$ (0.13)	$ 6.93	(7.48%)[b]	$ 139,309	0.11%[a]	0.00%[a]	2.03%[a]
9/30/21	13.07	0.14	(1.17)	(1.03)	(0.16)	(4.26)	(4.42)	7.62	(10.55%)	109,251	0.15%	0.00%	1.69%
9/30/20	12.25	0.25	1.45	1.70	(0.31)	(0.57)	(0.88)	13.07	15.26%	67,408	0.42%	0.13%	2.07%
9/30/19	10.03	0.30	2.12	2.42	(0.20)	—	(0.20)	12.25	24.53%	153,801	0.43%	0.16%	2.74%
9/30/18[g]	10.00	0.18	(0.15)	0.03	—	—	—	10.03	0.30%[b]	113,795	0.46%[a]	0.30%[a]	2.72%[a]

		Year ended September 30
	Six months ended March 31, 2022[b,r]	2021	2020	2019	Period ended September 30, 2018[b]
Portfolio turnover rate	70%	116%	206%	155%	37%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period February 9, 2018 (commencement of operations) through September 30, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

111

Notes to Financial Statements (Unaudited)

1. The Funds

MassMutual Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The following are eight series of the Trust (each individually referred to as a “Fund” or collectively as the “Funds”):

MM Equity Asset Fund (“Equity Asset Fund”)
MassMutual Select T. Rowe Price Bond Asset Fund (“MM Select T. Rowe Price Bond Asset Fund”)
MassMutual Select T. Rowe Price Emerging Markets Bond Fund (“MM Select T. Rowe Price Emerging Markets Bond Fund”)
MassMutual Select T. Rowe Price Large Cap Blend Fund (“MM Select T. Rowe Price Large Cap Blend Fund”)
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund (“MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund”)
MassMutual Select T. Rowe Price Real Assets Fund (“MM Select T. Rowe Price Real Assets Fund”)
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund (“MM Select T. Rowe Price Small and Mid Cap Blend Fund”)
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund (“MM Select T. Rowe Price U.S. Treasury Long-Term Index Fund”)

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes and will instead fair value securities in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which

112

Notes to Financial Statements (Unaudited) (Continued)

generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Trustees, and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of significant inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at its regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and any other investments fair valued using significant unobservable inputs, as described below, the fair valuation approaches used by third party service providers and/or the Funds’ subadvisers utilize one or a combination of, but not limited to, the following inputs:

Market approach: (i) recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers; (ii) recapitalizations and other transactions across the capital structure; and (iii) market multiples of comparable issuers.

1

The voting members of the Valuation Committee consist of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO, Secretary, and Assistant Secretaries) of the Trust, as well as such other members as the Trustees may from time to time designate. The non-voting members of the Valuation Committee consist of the CCO, Secretary, and Assistant Secretaries. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.]

113

Notes to Financial Statements (Unaudited) (Continued)

Income approach: (i) future cash flows discounted to present value and adjusted as appropriate for liquidity, credit, and/or market risks; (ii) quoted prices for similar investments or assets in active markets; and (iii) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts, and/or default rates.

Cost approach: (i) audited or unaudited financial statements, investor communications, and financial or operational metrics issued by the Private Company; (ii) changes in the valuation of relevant indexes or publicly traded companies comparable to the Private Company; (iii) relevant news and other public sources; and (iv) known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method (“CVM”), an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

114

Notes to Financial Statements (Unaudited) (Continued)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.

In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.

The following is the aggregate value by input level, as of March 31, 2022, for the Funds’ investments:

	Level 1	Level 2	Level 3		Total
Equity Asset Fund
Asset Investments
Common Stock	$396,183,472	$12,803 *	$—	+,**	$396,196,275
Rights	—	—	3,843	**	3,843
Mutual Funds	1,512	—	—		1,512
Short-Term Investments	—	11,252,871	—		11,252,871
Total Investments	$396,184,984	$11,265,674	$3,843		$407,454,501
Asset Derivatives
Futures Contracts	$64,552	$—	$—		$64,552

MM Select T. Rowe Price Bond Asset Fund
Asset Investments
Preferred Stock	$—	$320,803	$—		$320,803
Bank Loans (Less Unfunded Loan Commitments)	—	20,146,667	—		20,146,667
Corporate Debt	—	199,909,319	—		199,909,319
Municipal Obligations	—	485,371	—		485,371
Non-U.S. Government Agency Obligations	—	76,152,927	420,000	**	76,572,927
Sovereign Debt Obligations	—	115,926,297	—		115,926,297
U.S. Government Agency Obligations and Instrumentalities	—	122,641,450	—		122,641,450
U.S. Treasury Obligations	—	135,431,112	—		135,431,112
Mutual Funds	17,061,268	—	—		17,061,268
Purchased Options	—	22,543	—		22,543
Short-Term Investments	81,647,085	6,433,080	—		88,080,165
Unfunded Loan Commitments***	—	(445)	—		(445)
Total Investments	$98,708,353	$677,469,124	$420,000		$776,597,477
Asset Derivatives
Forward Contracts	$—	$6,007,044	$—		$6,007,044
Futures Contracts	3,438,040	—	—		3,438,040
Swap Agreements	—	1,372,085	—		1,372,085
Total	$3,438,040	$7,379,129	$—		$10,817,169
Liability Derivatives
Forward Contracts	$—	$(1,387,879)	$—		$(1,387,879)
Futures Contracts	(4,636,804)	—	—		(4,636,804)
Swap Agreements	—	(738,841)	—		(738,841)
Total	$(4,636,804)	$(2,126,720)	$—		$(6,763,524)

115

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3		Total
MM Select T. Rowe Price Emerging Markets Bond Fund
Asset Investments
Corporate Debt	$—	$31,214,207	$—		$31,214,207
Sovereign Debt Obligations	—	59,332,352	—		59,332,352
Mutual Funds	3,620,535	—	—		3,620,535
Short-Term Investments	503,412	1,242,509	—		1,745,921
Total Investments	$4,123,947	$91,789,068	$—		$95,913,015
Asset Derivatives
Forward Contracts	$—	$68,230	$—		$68,230
Futures Contracts	301,151	—	—		301,151
Total	$301,151	$68,230	$—		$369,381
Liability Derivatives
Forward Contracts	$—	$(5,687)	$—		$(5,687)
Futures Contracts	(99,621)	—	—		(99,621)
Total	$(99,621)	$(5,687)	$—		$(105,308)

MM Select T. Rowe Price Large Cap Blend Fund
Asset Investments
Common Stock	$2,272,588,414	$65,309,487 *	$6,554,466	**	$2,344,452,367
Preferred Stock	1,290,344	—	12,131,054	**	13,421,398
Mutual Funds	489,190	—	—		489,190
Short-Term Investments	20,619,998	—	—		20,619,998
Total Investments	$2,294,987,946	$65,309,487	$18,685,520		$2,378,982,953

MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund
Asset Investments
Corporate Debt	$—	$189,063	$—		$189,063
Municipal Obligations	—	884,788	—		884,788
Non-U.S. Government Agency Obligations	—	14,413,871	—		14,413,871
U.S. Government Agency Obligations and Instrumentalities	—	4,465,869	—		4,465,869
U.S. Treasury Obligations	—	282,869,112	—		282,869,112
Mutual Funds	13,565,767	—	—		13,565,767
Short-Term Investments	154,487	1,022,591	—		1,177,078
Total Investments	$13,720,254	$303,845,294	$—		$317,565,548
Asset Derivatives
Forward Contracts	$—	$87,002	$—		$87,002
Futures Contracts	147,945	—	—		147,945
Swap Agreements	—	4,280,938	—		4,280,938
Total	$147,945	$4,367,940	$—		$4,515,885
Liability Derivatives
Forward Contracts	$—	$(138,432)	$—		$(138,432)
Futures Contracts	(526,435)	—	—		(526,435)
Total	$(526,435)	$(138,432)	$—		$(664,867)

MM Select T. Rowe Price Real Assets Fund
Asset Investments
Common Stock *
Australia	$—	$19,738,990	$—		$19,738,990
Austria	—	280,737	—		280,737
Bermuda	—	602,452	—		602,452

116

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2		Level 3		Total
MM Select T. Rowe Price Real Assets Fund (Continued)
Asset Investments (Continued)
Common Stock* (Continued)
Brazil	$1,061,488	$—		$—		$1,061,488
Canada	13,144,313	97,606		—		13,241,919
Cayman Islands	345,415	280,390		—		625,805
Chile	1,092,513	—		—		1,092,513
Denmark	—	773,928		—		773,928
Finland	—	2,266,718		—		2,266,718
France	629,352	4,372,889		—		5,002,241
Germany	—	996,880		—		996,880
Hong Kong	—	518,179		—		518,179
Ireland	1,291,775	—		—		1,291,775
Italy	—	260,885		—		260,885
Japan	—	4,444,514		—		4,444,514
Kazakhstan	—	483,844		—		483,844
Luxembourg	106,137	323,251		—		429,388
Mexico	1,318,024	—		—		1,318,024
Netherlands	—	920,782		—		920,782
Norway	—	2,643,912		—		2,643,912
Portugal	—	1,210,340		—		1,210,340
Russia	—	—		—	+,**	—
Singapore	—	1,101,443		—		1,101,443
South Africa	—	645,519		—		645,519
Spain	—	924,665		—		924,665
Sweden	—	11,090,259		—		11,090,259
Switzerland	—	262,248		—		262,248
United Kingdom	314,782	6,988,124		—		7,302,906
United States	105,881,203	—		—		105,881,203
Preferred Stock
United States	1,303,618	—		1,130,568	**	2,434,186
Mutual Funds	10,336,755	—		—		10,336,755
Short-Term Investments	100	1,625,521		—		1,625,621
Total Investments	$136,825,475	$62,854,076		$1,130,568		$200,810,119
Asset Derivatives
Futures Contracts	$475,623	$—		$—		$475,623
Forward Contracts	—	109,981		—		109,981
Total	$475,623	$109,981		$—		$585,604
Liability Derivatives
Futures Contracts	$(931,304)	$—		$—		$(931,304)
Forward Contracts	—	(10,116)		—		(10,116)
Total	$(931,304)	$(10,116)		$—		$(941,420)

MM Select T. Rowe Price Small and Mid Cap Blend Fund
Asset Investments
Common Stock	$810,616,046	$27,600,442	*	$2,051,211		$840,267,699
Preferred Stock	—	657,282	*	17,625,022		18,282,304
Corporate Debt	—	75,555		—		75,555
Rights	—	—		21,213		21,213
Warrants	8,255	8,482		4,887		21,624
Mutual Funds	10,450,388	—		—		10,450,388
Short-Term Investments	26,369,613	1,002,732		—		27,372,345
Total Investments	$847,444,302	$29,344,493		$19,702,333		$896,491,128

117

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
MM Select T. Rowe Price U.S. Treasury Long-Term Index Fund
Asset Investments
U.S. Government Agency Obligations and Instrumentalities	$—	$3,470,523	$—	$3,470,523
U.S. Treasury Obligations	—	134,791,339	—	134,791,339
Short-Term Investments	64	381,930	—	381,994
Total Investments	$64	$138,643,792	$—	$138,643,856
Asset Derivatives
Futures Contracts	$215,918	$—	$—	$215,918
Liability Derivatives
Futures Contracts	$(124,391)	$—	$—	$(124,391)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their respective foreign markets, as applicable.

**

None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund(s). Level 3 investments at March 31, 2022 in relation to net assets were not significant.

***	Unfunded loan commitments are valued at the unrealized appreciation (depreciation) on the commitment.
+	Represents a security at $0 value as of March 31, 2022.

For certain Fund(s) the Statement of Assets and Liabilities shows receivables from investments sold on a delayed delivery basis and collateral pledged for open futures contracts as well as, any applicable liabilities for investments purchased on a delayed delivery basis, amounts due to custodian, collateral held for open swap agreements, and collateral held for securities on loan. These amounts approximate fair value and would be categorized at Level 2 for each applicable Fund as of March 31, 2022.

The Funds, with the exception of the MM Select T. Rowe Price Real Assets Fund and MM Select T. Rowe Price Small and Mid Cap Blend Fund, had no Level 3 transfers during the period ended March 31, 2022. The MM Select T. Rowe Price Small and Mid Cap Blend Fund had Level 3 transfers during the period ended March 31, 2022; however, none of the transfers individually or collectively had a material impact on the MM Select T. Rowe Price Small and Mid Cap Blend Fund.

The following table shows the Level 3 transfers for the MM Select T. Rowe Price Real Assets Fund for the period ended March 31, 2022.

	Transfers In *	Transfers Out *
	Level 3 - Significant Unobservable Inputs	Level 2 - Other Significant Observable Inputs
MM Select T. Rowe Price Real Assets Fund	$2,457,770	$(2,457,770)

*	Level 3 transfers occurred as inputs were less observable.

118

Notes to Financial Statements (Unaudited) (Continued)

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs
	Investments in Securities
	Balance as of 9/30/21	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3	Transfers (out) of Level 3	Balance as of 3/31/22	Net Change in Unrealized Appreciation (Depreciation) from Investments Still held as of 3/31/22
MM Select T. Rowe Price Small and Mid Cap Blend Fund
Common Stock	$2,687,443	$—	—	$(266,243)	$136,605	$(306,430)	$22,412	$(222,576)	$2,051,211	$(158,202)
Preferred Stock	20,626,567	—	126,696	(3,304,313)	2,101,649	(1,925,577)	—	—	17,625,022	1,152,432
Warrants	3,176	—	—	1,711	—	—	—	—	4,887	1,711
Rights	1,218	—	—	19,995	—	—	—	—	21,213	19,995
	$23,318,404	$—	$126,696	$(3,548,850)	$2,238,254	$(2,232,007)	$22,412	$(222,576)	$19,702,333	$1,015,936

The MM Select T. Rowe Price Small and Mid Cap Blend Fund may fair value certain of its Level 3 investments using acquisition cost, although the transaction may not have occurred during the current reporting period. These investments are generally privately held investments, but may include defaulted securities and new debt issuances. There may not be a secondary market for such investments, and/or there are a limited number of investors. The determination to fair value such investments at cost is based upon factors consistent with the principles of fair value measurement that are reasonably available to the Valuation Committee. Valuations are reviewed by members of the Valuation Committee utilizing available market information to determine if the carrying value of these investments should be adjusted. Such market data may include, but is not limited to, observations of the trading multiples of public companies considered comparable to the private companies being valued, financial or operational information released by the company, and/or news or corporate events that affect the investment, also referred to as enterprise value (EV) to earnings before interest, taxes, depreciation, and amortization (EBITDA) ratios. Valuations may be adjusted to account for company-specific issues, the lack of liquidity inherent in a nonpublic investment, and the fact that comparable public companies are not identical to the investments being fair valued by the MM Select T. Rowe Price Small and Mid Cap Blend Fund. All market variables are assessed on a regular frequency and calibrated as necessary.

The table excludes securities which were classified as level 3 based upon a broker quote.

Security Description	Fair Value	Valuation Technique(s)	Unobservable Input Description	Amount or Range/ Weighting of Unobservable Input	Impact to Valuation from an Increase in Input (a)
Select T. Rowe Price Small and Mid Cap Blend Fund
Common Stock - $2,051,211	$2,051,211
		Market approach	Transaction price	$6.55 - $28.7523	Increase
			EV/2021 Sales	3.6 - 18.2 / 12.5% - 50%	Increase
		Market comparable	EV/2022 Sales	6.8 - 16.8 / 10% -15%	Increase
			EV/2023 Sales	5.8 - 10.5 / 10% - 12.5%	Increase
			EV/2021 GP	7.1 - 24.5 / 12.5% - 50%	Increase
			EV/2022 GP	11.3 - 23.5 / 10% - 15%	Increase
			EV/2023 GP	9.5 - 14.3 / 10% - 12.5%	Increase
			Transaction price	$4.00 / 40% - 80%	Increase
			EV/2023 EBITDA	10.5 / 50%	Increase

119

Notes to Financial Statements (Unaudited) (Continued)

Security Description	Fair Value	Valuation Technique(s)	Unobservable Input Description	Amount or Range/ Weighting of Unobservable Input		Impact to Valuation from an Increase in Input (a)
Select T. Rowe Price Small and Mid Cap Blend Fund (Continued)
Common Stock - $2,051,211 (Continued)
			Proj EV/2025 EBITDA	12.5 / 50%		Increase
			Price/2022 TBV	1.5 / 30%		Increase
			Price/2023 TBV	1.4 / 30%		Increase
			Discount rate	.007028 - .5703		Decrease
		Market approach	PV of remaining future contingent payments less discount for timing and probability	$0.3004		Increase
Preferred Stock - $17,625,022	$17,625,022	Market approach	Transaction price	$1.01584 - $105.14		Increase
			Transaction price +/- capital structure adjustment	$56.41 - $59.26		Increase
		Market comparable	EV/2021 Sales	2.3 - 18.2 / 12.5% - 50%		Increase
			EV/2022 Sales	2.1 - 16.8 / 10% - 50%		Increase
			EV/2023 Sales	4.1 - 11.6 / 10% - 15%		Increase
			EV/2024 Sales	3.5 - 6.2 / 15% - 30%		Increase
			EV/2026 Sales	4.7 / 70%		Increase
			EV/2021 GP	4.5 - 24.5 / 12.5 - 50%		Increase
			EV/2022 GP	4.2 - 23.5 / 10% - 25%		Increase
			EV/2023 GP	9.3 - 14.3 / 10% - 12.5%		Increase
			EV/2022 EBITDA	95.2 / 12.5%		Increase
			EV/2023 EBITDA	43.9 / 12.5%		Increase
			EV/2024 EBITDA	21 - 21.5 /12.5% - 15%		Increase
			EV/2025 EBITDA	12.7 / 12.5%		Increase
			Transaction price	25% - 80%		Increase
			Secondary Transaction price	25%		Increase
			Conversion Factor	0.011269193		Decrease
			Probability of zero outcome	10%
			Proj EV/2030 EBITDA	4.3 / 30%		Increase
Warrants - $4,887
	$4,887	Black-Scholes option pricing model	Risk-free rate Volatility Discount for lack of marketability	2.5 41.1% - 45.6 10	% % %	Decrease
Rights - $21,213
Progenic Pharmaceuticals Inc.	$21,213	Market approach	PV of future payments	$0.8450		Increase

Total	$19,702,333

(a)

Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of the reporting date. A decrease in the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at the reporting date.

Abbreviation Legend

EV/(year) GP - financial ratio of comparable public companies’ total market capitalization to gross profit; measures the value of a comparable company in terms of its gross profit for a given year
EV/(year) Sales - financial ratio of comparable public companies’ total market capitalization to sales; measures the value of a comparable company in terms of its sales for a given year
EV/(year) EBITDA - financial ratio of comparable public companies’ total market capitalization to earnings; measures the value of a comparable company in terms of its expected earnings for a given year

120

Notes to Financial Statements (Unaudited) (Continued)

Price/(year) TBV - financial ratio of comparable public companies’ price to total book value; measures the value of a comparable company in terms of its expected earnings for a given year
PV - present value; current value of a future stream of cash flows assuming a specified rate of return

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more underlying indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.

At March 31, 2022, and during the period then ended, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest/ Inflation Rate Risk	Total
Equity Asset Fund
Asset Derivatives
Futures Contracts^^	$—	$64,552	$—	$—	$64,552
Realized Gain (Loss)#
Futures Contracts	$—	$(100,412)	$—	$—	$(100,412)
Change in Appreciation (Depreciation)##
Futures Contracts	$—	$269,100	$—	$—	$269,100

MM Select T. Rowe Price Bond Asset Fund
Asset Derivatives
Purchased Options*	$—	$—	$22,543	$—	$22,543
Forward Contracts*	—	—	6,007,044	—	6,007,044
Futures Contracts^^	—	—	—	3,438,040	3,438,040
Swap Agreements^^,^^^	38,333	—	—	1,289,859	1,328,192
Swap Agreements*	43,893	—	—	—	43,893
Total Value	$82,226	$—	$6,029,587	$4,727,899	$10,839,712
Liability Derivatives
Forward Contracts^	$—	$—	$(1,387,879)	$—	$(1,387,879)
Futures Contracts^^	—	—	—	(4,636,804)	(4,636,804)
Swap Agreements^^,^^^	(161,596)	—	—	(556,215)	(717,811)
Swap Agreements*	(21,030)	—	—	—	(21,030)
Total Value	$(182,626)	$—	$(1,387,879)	$(5,193,019)	$(6,763,524)
Realized Gain (Loss)#
Purchased Options	$—	$—	$126,981	$(85,314)	$41,667
Forward Contracts	—	—	5,148,748	—	5,148,748
Futures Contracts	—	—	—	(2,976,359)	(2,976,359)
Swap Agreements	(174,995)	—	—	660,264	485,269
Written Options	—	—	25,630	—	25,630
Total Realized Gain (Loss)	$(174,995)	$—	$5,301,359	$(2,401,409)	$2,724,955
Change in Appreciation (Depreciation)##
Purchased Options	$—	$—	$(65,290)	$—	$(65,290)
Forward Contracts	—	—	1,819,976	—	1,819,976
Futures Contracts	—	—	—	(561,399)	(561,399)
Swap Agreements	104,857	—	—	(77,563)	27,294
Written Options	—	—	(16,420)	—	(16,420)
Total Change in Appreciation (Depreciation)	$104,857	$—	$1,738,266	$(638,962)	$1,204,161

121

Notes to Financial Statements (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest/ Inflation Rate Risk	Total
MM Select T. Rowe Price Emerging Markets Bond Fund
Asset Derivatives
Forward Contracts*	$—	$—	$68,230	$—	$68,230
Futures Contracts^^	—	—	—	301,151	301,151
Total Value	$—	$—	$68,230	$301,151	$369,381
Liability Derivatives
Forward Contracts^	$—	$—	$(5,687)	$—	$(5,687)
Futures Contracts^^	—	—	—	(99,621)	(99,621)
Total Value	$—	$—	$(5,687)	$(99,621)	$(105,308)
Realized Gain (Loss)#
Forward Contracts	$—	$—	$52,860	$—	$52,860
Futures Contracts	—	—	—	(151,613)	(151,613)
Swap Agreements	(43,385)	—	—	—	(43,385)
Total Realized Gain (Loss)	$(43,385)	$—	$52,860	$(151,613)	$(142,138)
Change in Appreciation (Depreciation)##
Forward Contracts	$—	$—	$37,310	$—	$37,310
Futures Contracts	—	—	—	289,165	289,165
Swap Agreements	13,782	—	—	—	13,782
Total Change in Appreciation (Depreciation)	$13,782	$—	$37,310	$289,165	$340,257

MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund
Asset Derivatives
Forward Contracts*	$—	$—	$87,002	$—	$87,002
Futures Contracts^^	—	—	—	147,945	147,945
Swap Agreements*	—	—	—	4,280,938	4,280,938
Total Value	$—	$—	$87,002	$4,428,883	$4,515,885
Liability Derivatives
Forward Contracts^	$—	$—	$(138,432)	$—	$(138,432)
Futures Contracts^^	—	—	—	(526,435)	(526,435)
Total Value	$—	$—	$(138,432)	$(526,435)	$(664,867)
Realized Gain (Loss)#
Purchased Options	$—	$—	$—	$23,779	$23,779
Forward Contracts	—	—	(28,951)	—	(28,951)
Futures Contracts	—	—	—	(15,825)	(15,825)
Swap Agreements	2,272	—	—	471,071	473,343
Written Options	—	—	—	(65,743)	(65,743)
Total Realized Gain (Loss)	$2,272	$—	$(28,951)	$413,282	$386,603
Change in Appreciation (Depreciation)##
Forward Contracts	$—	$—	$(34,108)	$—	$(34,108)
Futures Contracts	—	—	—	(363,075)	(363,075)
Swap Agreements	385	—	—	2,099,357	2,099,742
Total Change in Appreciation (Depreciation)	$385	$—	$(34,108)	$1,736,282	$1,702,559

122

Notes to Financial Statements (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest/ Inflation Rate Risk	Total
MM Select T. Rowe Price Real Assets Fund
Asset Derivatives
Forward Contracts*	$—	$—	$109,981	$—	$109,981
Futures Contracts^^	—	339,295	—	136,328	475,623
Total Value	$—	$339,295	$109,981	$136,328	$585,604
Liability Derivatives
Forward Contracts^	$—	$—	$(10,116)	$—	$(10,116)
Futures Contracts^^	—	(931,304)	—	—	(931,304)
Total Value	$—	$(931,304)	$(10,116)	$—	$(941,420)
Realized Gain (Loss)#
Purchased Options	$—	$(28,792)	$—	$—	$(28,792)
Forward Contracts	—	—	(93,449)	—	(93,449)
Futures Contracts	—	1,213,581	—	156,607	1,370,188
Total Realized Gain (Loss)	$—	$1,184,789	$(93,449)	$156,607	$1,247,947
Change in Appreciation (Depreciation)##
Forward Contracts	$—	$—	$99,865	$—	$99,865
Futures Contracts	—	(598,649)	—	85,753	(512,896)
Total Change in Appreciation (Depreciation)	$—	$(598,649)	$99,865	$85,753	$(413,031)

MM Select T. Rowe Price U.S. Treasury Long-Term Index Fund
Asset Derivatives
Futures Contracts^^	$—	$—	$—	$215,918	$215,918
Liability Derivatives
Futures Contracts^^	$—	$—	$—	$(124,391)	$(124,391)
Realized Gain (Loss)#
Purchased Options	$—	$—	$—	$8,655	$8,655
Futures Contracts	—	—	—	(387,367)	(387,367)
Written Options	—	—	—	(23,247)	(23,247)
Total Realized Gain (Loss)	$—	$—	$—	$(401,959)	$(401,959)
Change in Appreciation (Depreciation)##
Futures Contracts	$—	$—	$—	$78,206	$78,206
Written Options	—	—	—	(238)	(238)
Total Change in Appreciation (Depreciation)	$—	$—	$—	$77,968	$77,968

*	Statements of Assets and Liabilities location: Investments, at value, or Receivables from: open forward contracts or open swap agreements, at value, as applicable.
^	Statements of Assets and Liabilities location: Payables for: open forward contracts and open swap agreements, at value, as applicable.
^^

Cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps is reported in “Futures Contracts” and “Swap Agreements” in each applicable Fund’s Portfolio of Investments. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.

^^^	Represents centrally cleared swaps, which are not subject to a master netting agreement or similar agreement.
#

Statements of Operations location: Amounts are included in net realized gain (loss) on: investment transactions, forward contracts, futures contracts, swap agreements, or written options, as applicable.

##

Statements of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on: investment transactions, forward contracts, futures contracts, swap agreements, or written options, as applicable.

123

Notes to Financial Statements (Unaudited) (Continued)

For the period ended March 31, 2022, the number of contracts, notional amounts, or shares/units for each derivative type was as follows:

	Number of Contracts, Notional Amounts, or Shares/Units †
Fund Name	Futures Contracts	Forward Contracts	Swap Agreements	Purchased Options	Written Options
Equity Asset Fund	23	$—	$—	$—	$—
MM Select T. Rowe Price Bond Asset Fund	1,692	232,702,817	399,663,579	14,821,296	3,950,000
MM Select T. Rowe Price Emerging Markets Bond Fund	77	2,371,641	850,000	—	—
MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund	461	9,239,602	53,279,833	94	139
MM Select T. Rowe Price Real Assets Fund	101	5,558,105	—	8	—
MM Select T. Rowe Price U.S. Treasury Long-Term Index Fund	399	—	—	38	54

†

Amount(s) disclosed represent average number of contracts for futures contracts, notional amounts for forward contracts and swap agreements, or shares/units outstanding for purchased options and written options, based on absolute values, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the period ended March 31, 2022.

The Portfolio of Investments included in a Fund’s financial statements shows the assets or liabilities of the Fund associated with individual derivatives transactions. The terms of many of those transactions contemplate that derivatives receivables and payables between the same two parties may be netted and that the parties will collateralize certain obligations. The following tables provide an illustration of the possible effect of netting provisions and of collateral (delivered or received) on a Fund’s derivatives exposure as of March 31, 2022. Netting arrangements vary among different counterparties, and the actual disposition of derivatives receivables and payables, and of collateral, in a bankruptcy or insolvency can be complicated and difficult to predict.

The following table presents derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) or similar agreement and net of the related collateral received by the Fund(s) as of March 31, 2022.

Counterparty	Derivative Assets Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Received***	Net Amount*
MM Select T. Rowe Price Bond Asset Fund
Bank of America N.A.	$105,659	$(105,659)	$—	$—
Barclays Bank PLC	26,922	(431)	—	26,491
BNP Paribas SA	53,877	(53,877)	—	—
Citibank N.A.	423,937	(309,916)	—	114,021
Deutsche Bank AG	47,548	(1,322)	—	46,226
Goldman Sachs International	157,088	(157,088)	—	—
HSBC Bank USA	290	(290)	—	—
JP Morgan Chase Bank N.A.	33,558	—	—	33,558
Morgan Stanley & Co. LLC	618,593	(2,266)	(616,327)	—
Royal Bank of Canada	1,389	(1,389)	—	—
State Street Bank and Trust	2,733,294	(50,815)	—	2,682,479
UBS AG	1,871,325	(361,135)	(1,090,000)	420,190
	$6,073,480	$(1,044,188)	$(1,706,327)	$3,322,965

124

Notes to Financial Statements (Unaudited) (Continued)

Counterparty	Derivative Assets Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Received***	Net Amount*
T. Rowe Price Emerging Markets Bond Fund
Bank of America N.A.	$3,300	$—	$—	$3,300
Citibank N.A.	1,779	—	—	1,779
Morgan Stanley & Co. LLC	29,437	—	—	29,437
UBS AG	33,714	(1,746)	—	31,968
	$68,230	$(1,746)	$—	$66,484

MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund
Bank of America N.A.	$352,469	$(17,455)	$(335,014)	$—
Barclays Bank PLC	358,630	—	(235,030)	123,600
Citibank N.A.	1,483,683	—	(1,360,000)	123,683
Goldman Sachs International	301,039	(24,499)	(276,540)	—
HSBC Bank USA	263,952	(52,434)	—	211,518
JP Morgan Chase Bank N.A.	1,475,283	—	(1,475,283)	—
UBS AG	132,884	(44,044)	—	88,840
	$4,367,940	$(138,432)	$(3,681,867)	$547,641

MM Select T. Rowe Price Real Assets Fund
BNP Paribas SA	$2,779	$(2,779)	$—	$—
UBS AG	107,202	—	—	107,202
	$109,981	$(2,779)	$—	$107,202

The following table presents derivative liabilities by counterparty net of amounts available for offset under an MNA or similar agreement and net of the related collateral pledged by the Fund(s) as of March 31, 2022.

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Pledged***	Net Amount**
MM Select T. Rowe Price Bond Asset Fund
Bank of America N.A.	$(160,907)	$105,659	$—	$(55,248)
Barclays Bank PLC	(431)	431	—	—
BNP Paribas SA	(234,093)	53,877	180,216	—
Citibank N.A.	(309,916)	309,916	—	—
Deutsche Bank AG	(1,322)	1,322	—	—
Goldman Sachs International	(225,269)	157,088	68,181	—
HSBC Bank USA	(689)	290	—	(399)
Morgan Stanley & Co. LLC	(2,266)	2,266	—	—
Royal Bank of Canada	(62,066)	1,389	—	(60,677)
State Street Bank and Trust	(50,815)	50,815	—	—
UBS AG	(361,135)	361,135	—	—
	$(1,408,909)	$1,044,188	$248,397	$(116,324)

125

Notes to Financial Statements (Unaudited) (Continued)

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Pledged***	Net Amount**
T. Rowe Price Emerging Markets Bond Fund
BNP Paribas SA	$(2,370)	$—	$—	$(2,370)
HSBC Bank USA	(1,571)	—	—	(1,571)
UBS AG	(1,746)	1,746	—	—
	$(5,687)	$1,746	$—	$(3,941)

MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund
Bank of America N.A.	$(17,455)	$17,455	$—	$—
Goldman Sachs International	(24,499)	24,499	—	—
HSBC Bank USA	(52,434)	52,434	—	—
UBS AG	(44,044)	44,044	—	—
	$(138,432)	$138,432	$—	$—

MM Select T. Rowe Price Real Assets Fund
BNP Paribas SA	$(5,165)	$2,779	$—	$(2,386)
Deutsche Bank AG	(4,951)	—	—	(4,951)
	$(10,116)	$2,779	$—	$(7,337)

*	Represents the net amount receivable from the counterparty in the event of default.
**	Represents the net amount payable to the counterparty in the event of default.
***	The amount presented here may be less than the total amount of collateral received/pledged as the net amount of derivative assets and liabilities for a counterparty cannot be less than $0.
†

The amount presented here may be less than the total amount shown in the Statements of Assets and Liabilities as some derivatives held by the counterparty are not covered within an MNA or similar agreement.

Such agreements typically permit a single net payment in the event of default, including the bankruptcy or insolvency of the counterparty. The Fund(s) and counterparties may not be permitted to sell, re-pledge, or use the collateral they receive. In the event that cash collateral is restricted for use, the balance will be reflected as restricted cash within the Statement of Assets and Liabilities.

Further details regarding the derivatives and other investments held by the Fund(s) during the period ended March 31, 2022, are discussed below.

Foreign Currency Exchange Transactions

A Fund may enter into foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

A Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may also buy and sell options on currencies .When the Fund buys an option, its loss should generally be limited to the amount of the premium paid and any transaction costs. If a Fund sells an option on a currency, it is subject generally to the same risks as if it had entered into a futures contract or forward contract with respect to that currency. For example, futures contracts are exchange-traded and typically have minimal exposure to counterparty risk and forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform

126

Notes to Financial Statements (Unaudited) (Continued)

its obligations. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

A Fund’s current exposure to a counterparty is the unrealized appreciation on the contract.

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts. and related options.

Futures Contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed income security, during a specified future period at a specified price. A Fund may use index futures contracts to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets, including commodities and precious metals. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

127

Notes to Financial Statements (Unaudited) (Continued)

Options on Futures Contracts. If a Fund buys an option on a futures contract, it will have the right to assume a futures contract at a particular price during the course of the option. Its potential loss should generally be limited to the amount of the premium paid and any transaction costs. If a Fund sells an option on a futures contract, it is subject generally to the same risks as if it had entered into a futures contract underlying the option itself.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments or rates, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

Interest Rate Swaps. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include, among others, interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

Credit Default Swaps. A Fund also may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, acceleration, default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment and stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit

128

Notes to Financial Statements (Unaudited) (Continued)

protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally certain interest rate swaps, certain index swaps, and credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post amounts (“initial margin”) with the clearinghouse or at the instruction of the clearinghouse. The initial margin required by a clearinghouse may be greater than the initial margin the Fund would be required to post in an uncleared transaction. If cash is deposited as the initial margin, it is shown as collateral on a Fund’s Statement of Assets and Liabilities. Swap agreements are marked-to-market daily and subsequent payments (“variation margin”) are made or received by a Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on a Fund’s Statement of Assets and Liabilities (“Variation margin on open derivative instruments”) and as a component of net change in unrealized appreciation (depreciation) on a Fund’s Statement of Operations. Only a limited number of transaction types are currently eligible for clearing.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded in the accompanying Statements of Operations as realized gains and losses, respectively.

A Fund’s current exposure to a counterparty is the fair value of the transaction.

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on portfolio securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date in the case of an American-style option or only on the expiration date in the case of a European-style option.

Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price.

Writing put and call options. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns

129

Notes to Financial Statements (Unaudited) (Continued)

may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Exchange Traded Options. Exchange traded options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price.

OTC Options. OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.

Rights and Warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In

130

Notes to Financial Statements (Unaudited) (Continued)

order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

Hybrid Instruments

A hybrid instrument may be a debt security, preferred stock, warrant, convertible security, certificate of deposit, or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption, or retirement, is determined by reference to one or more underlying assets, indexes, economic factors, or other benchmarks. Because hybrid instruments may be designed to provide indirect exposures to virtually any type of derivative instrument, a Fund may invest in a hybrid instrument for any purpose it might engage in derivatives transactions. Hybrid instruments may take a number of forms, including, for example, debt instruments with interest or principal payments or redemption terms determined by reference to the value of an index, security, or other measure at a future time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities where the conversion terms relate to a particular commodity. The risks of investing in a hybrid instrument may, depending on the nature of the instrument, reflect a combination of the risks of investing in securities, options, futures, currencies or other types of investments, and will depend upon the terms of the instrument. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument, and may not be foreseen by the purchaser, such as financial or market developments, economic and political events, the supply and demand of the underlying assets, and interest rate movements. Hybrid instruments may be highly volatile and their use by a Fund may not be successful. The terms of a hybrid instrument may create investment leverage. Hybrid instruments are typically privately issued, presenting credit risk of the issuer, and may be highly illiquid and difficult to value.

Inflation-Linked Securities

Inflation-linked securities are typically fixed income securities whose principal values are periodically adjusted according to a measure of inflation. If the index measuring inflation falls, the principal value of an inflation-linked security will be adjusted downward, and consequently the interest payable on the security (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original principal of the security upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-linked securities. For securities that do not provide a similar guarantee, the adjusted principal value of the security repaid at maturity may be less than the original principal.

Alternatively, the interest rates payable on certain inflation-linked securities may be adjusted according to a measure of inflation. As a result, the principal values of such securities do not adjust according to the rate of inflation, although the interest payable on such securities may decline during times of falling inflation.

The values of inflation-linked securities are expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-linked securities. Inflation-linked securities may cause a potential cash flow mismatch to investors, because an increase in the principal amount of an inflation-linked security will be treated as interest income currently subject to tax at ordinary income rates even though investors will not receive repayment of principal until maturity. If a Fund invests in such securities, it will be required to distribute such interest income

131

Notes to Financial Statements (Unaudited) (Continued)

in order to qualify for treatment as a regulated investment company and eliminate the Fund-level tax, without a corresponding receipt of cash, and therefore may be required to dispose of portfolio securities at a time when it may not be advantageous to do so in order to make such distributions.

Bank Loans

A Fund may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

The MM Select T. Rowe Price Bond Asset Fund entered into certain loan agreements which are unfunded. The MM Select T. Rowe Price Bond Asset Fund is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the MM Select T. Rowe Price Bond Asset Fund’s Portfolio of Investments. At March 31, 2022, the MM Select T. Rowe Price Bond Asset Fund had sufficient cash and/or securities to cover these commitments.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral.

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in a Fund’s portfolio and increase the volatility of the Fund. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

132

Notes to Financial Statements (Unaudited) (Continued)

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Dollar Roll Transactions

A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage. In a dollar roll, the securities that are to be purchased will be of the same type as the securities sold, but will be supported by different pools of mortgages.

Dollar rolls involve the risk that the Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the counterparty files for bankruptcy or becomes insolvent, a Fund’s use of the transaction proceeds may be restricted pending a determination by the counterparty or its representative, whether to enforce the Fund’s obligation to repurchase the securities. A Fund can incur a loss on a dollar roll transaction (either because its counterparty fails to perform or because the value of the mortgages subject to the transaction declines) and on the investments made by the Fund with the proceeds of the dollar roll transaction.

A Fund accounts for a dollar roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income. Dollar roll transactions generally have the effect of creating leverage in a Fund’s portfolio.

Securities Lending

Each Fund may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At March 31, 2022, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan, and all of the Funds’ cash collateral was invested in the State Street Navigator Securities Lending Government Money Market Portfolio.

Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.

133

Notes to Financial Statements (Unaudited) (Continued)

The Funds employ the Agent to implement their securities lending program and the Agent receives a fee from the Funds for its services. In addition, the Funds may be required to pay a rebate to the Borrower. Accordingly, a Fund’s compensation for lending its securities is reduced by any such fees or rebate paid to the Agent or Borrower, respectively. Income received by the Funds in securities lending transactions during the period ended March 31, 2022, is reflected as securities lending income on the Statement of Operations.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income and realized capital gain distributions are recorded on the ex-dividend date. Non-cash dividends received in the form of stock are recorded as dividend income at market value. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Foreign Securities

The MM Select T. Rowe Price Real Assets Fund invests a significant amount of its assets in foreign securities and the MM Select T. Rowe Price Emerging Markets Bond Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

134

Notes to Financial Statements (Unaudited) (Continued)

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Advisory Fees and Other Transactions

Investment Advisory Fees and Investment Subadvisers

MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”), serves as investment adviser to each Fund. Under the investment advisory agreements between MML Advisers and the Trust on behalf of each Fund, MML Advisers is responsible for providing investment management services for each Fund. In return for these services, MML Advisers receives advisory fees, based upon each Fund’s average daily net assets, computed and accrued daily and payable monthly, at the annual rates shown in the following table.

MML Advisers has also entered into investment subadvisory agreements for each Fund with the unaffiliated investment subadviser shown in the following table.

Fund	Investment Advisory Fee	Investment Subadviser(s)
Equity Asset Fund	0.18%	J.P. Morgan Investment Management Inc.
MM Select T. Rowe Price Bond Asset Fund*	0.00%	T. Rowe Price Associates, Inc.
MM Select T. Rowe Price Emerging Markets Bond Fund	0.00%	T. Rowe Price Associates, Inc.
MM Select T. Rowe Price Large Cap Blend Fund	0.00%	T. Rowe Price Associates, Inc.
MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund	0.00%	T. Rowe Price Associates, Inc.
MM Select T. Rowe Price Real Assets Fund**	0.00%	T. Rowe Price Associates, Inc.
MM Select T. Rowe Price Small and Mid Cap Blend Fund***	0.00%	T. Rowe Price Associates, Inc.
MM Select T. Rowe Price U.S. Treasury Long-Term Index Fund	0.00%	T. Rowe Price Associates, Inc.

*	T. Rowe Price International Ltd serves as a sub-subadviser of the Fund.
**	T. Rowe Price Japan, Inc. serves as a sub-subadviser of the Fund.
***	T. Rowe Price Investment Management, Inc. serves as a sub-subadviser of the Fund

MML Advisers pays any subadvisory fees to the subadvisers based upon the average daily net assets of the Fund. The Funds’ subadvisory fees, if applicable, are paid monthly by MML Advisers out of the advisory fees.

135

Notes to Financial Statements (Unaudited) (Continued)

Expense Caps and Waivers

MML Advisers agreed to cap the fees and expenses of the Funds noted below (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses#, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2023, based upon the average daily net assets of the Funds, as follows:

Class I
MM Select T. Rowe Price Bond Asset Fund	0.00%
MM Select T. Rowe Price Emerging Markets Bond Fund	0.00%
MM Select T. Rowe Price Large Cap Blend Fund	0.00%
MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund	0.00%
MM Select T. Rowe Price Real Assets Fund	0.00%
MM Select T. Rowe Price Small and Mid Cap Blend Fund	0.00%
MM Select T. Rowe Price U.S. Treasury Long-Term Index Fund	0.00%

#	Acquired Fund Fees and Expenses are borne indirectly by a Fund through investments in other pooled investment vehicles.

Expense caps and waiver amounts are reflected as a reduction of expenses on the Statements of Operations.

Rebated Brokerage Commissions

The Funds listed below have entered into agreements with certain brokers whereby the brokers will rebate to the Funds, in cash, a portion of brokerage commissions. Rebated brokerage commissions are amounts earned by the Funds and are included with realized gain or loss on investment transactions presented in the Statements of Operations. For the period ended March 31, 2022, brokerage commissions rebated under these agreements were as follows:

Rebated Commissions
Equity Asset Fund	$ 1,755

Deferred Compensation

Trustees of the Funds who are not officers or employees of MassMutual may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Funds’ books as other liabilities. Deferred compensation is included within Trustees’ fees and expenses in the Statements of Assets and Liabilities.

Other

Certain officers and trustees of the Funds may also be employees of MassMutual. The compensation of a trustee who is not an employee of MassMutual is borne by the Funds.

136

Notes to Financial Statements (Unaudited) (Continued)

The following table shows beneficial ownership of Funds’ shares by related parties at March 31, 2022:

Total % Ownership by Related Party
Equity Asset Fund	100.0%
MM Select T. Rowe Price Bond Asset Fund	100.0%
MM Select T. Rowe Price Emerging Markets Bond Fund	100.0%
MM Select T. Rowe Price Large Cap Blend Fund	100.0%
MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund	100.0%
MM Select T. Rowe Price Real Assets Fund	100.0%
MM Select T. Rowe Price Small and Mid Cap Blend Fund	100.0%
MM Select T. Rowe Price U.S. Treasury Long-Term Index Fund	100.0%

4. Purchases and Sales of Investments

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended March 31, 2022, were as follows:

	Purchases		Sales
	Long- Term U.S. Government Securities	Other Long-Term Securities	Long- Term U.S. Government Securities	Other Long-Term Securities
Equity Asset Fund	$—	$60,128,524	$—	$80,506,660
MM Select T. Rowe Price Bond Asset Fund	1,089,271,607	90,749,386	1,102,241,035	126,680,828
MM Select T. Rowe Price Emerging Markets Bond Fund	198,100	17,914,909	—	17,783,381
MM Select T. Rowe Price Large Cap Blend Fund	—	1,527,057,607	—	1,407,916,989
MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund	253,894,208	4,611,440	200,556,564	19,573,424
MM Select T. Rowe Price Real Assets Fund	—	47,764,126	—	27,995,244
MM Select T. Rowe Price Small and Mid Cap Blend Fund	—	139,573,055	—	125,818,269
MM Select T. Rowe Price U.S. Treasury Long-Term Index Fund	124,353,910	—	84,212,447	—

The Funds may purchase from, or sell securities to, other affiliated Funds under procedures adopted by the Trustees. These procedures have been designed to ensure that cross trades conducted by the Funds comply with Rule 17a-7 under the 1940 Act. The cross trades disclosed in the table below are included within the respective purchases and sales amounts shown in the table above, as applicable.

	Purchases	Sales	Realized Gains/Losses
MM Select T. Rowe Price Small and Mid Cap Blend Fund	$846,500	$415,617	$133,912

137

Notes to Financial Statements (Unaudited) (Continued)

5. Capital Share Transactions

Changes in shares outstanding for each Fund were as follows:

	Six Months Ended March 31, 2022		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
Equity Asset Fund Class I
Sold	5,271,328	$48,242,091	8,481,878	$81,273,129
Issued as reinvestment of dividends	9,040,130	81,089,970	6,517,621	54,878,368
Redeemed	(7,792,950)	(74,678,849)	(23,818,829)	(227,243,554)
Net increase (decrease)	6,518,508	$54,653,212	(8,819,330)	$(91,092,057)
MM Select T. Rowe Price Bond Asset Fund Class I
Sold	4,656,758	$46,920,446	18,070,859	$189,555,100
Issued as reinvestment of dividends	2,547,231	25,803,449	2,470,327	25,814,917
Redeemed	(9,887,482)	(99,646,528)	(12,964,512)	(135,719,171)
Net increase (decrease)	(2,683,493)	$(26,922,633)	7,576,674	$79,650,846
MM Select T. Rowe Price Emerging Markets Bond Fund Class I
Sold	826,674	$7,366,039	2,059,531	$19,927,162
Issued as reinvestment of dividends	650,255	5,878,302	658,213	6,332,004
Redeemed	(1,171,850)	(10,418,925)	(3,276,208)	(31,667,166)
Net increase (decrease)	305,079	$2,825,416	(558,464)	$(5,408,000)
MM Select T. Rowe Price Large Cap Blend Fund Class I
Sold	19,054,424	$299,019,539	20,764,352	$325,534,587
Issued as reinvestment of dividends	26,559,408	407,155,724	1,103,631	15,903,325
Redeemed	(11,672,329)	(184,508,308)	(25,710,532)	(413,163,921)
Net increase (decrease)	33,941,503	$521,666,955	(3,842,549)	$(71,726,009)
MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund Class I
Sold	6,500,366	$71,063,453	13,823,027	$147,572,333
Issued as reinvestment of dividends	1,778,263	18,493,933	575,795	6,011,297
Redeemed	(3,841,989)	(41,575,264)	(7,155,431)	(77,442,772)
Net increase (decrease)	4,436,640	$47,982,122	7,243,391	$76,140,858
MM Select T. Rowe Price Real Assets Fund Class I
Sold	1,499,840	$20,005,033	3,625,804	$43,104,715
Issued as reinvestment of dividends	1,155,911	14,576,042	227,733	2,480,008
Redeemed	(615,112)	(8,110,578)	(1,346,757)	(16,166,093)
Net increase (decrease)	2,040,639	$26,470,497	2,506,780	$29,418,630
MM Select T. Rowe Price Small and Mid Cap Blend Fund Class I
Sold	5,182,991	$75,004,706	7,958,789	$117,789,409
Issued as reinvestment of dividends	8,589,138	120,935,066	3,395,111	46,818,583
Redeemed	(4,418,486)	(65,725,054)	(15,343,600)	(233,971,045)
Net increase (decrease)	9,353,643	$130,214,718	(3,989,700)	$(69,363,053)
MM Select T. Rowe Price U.S. Treasury Long-Term Index Fund Class I
Sold	7,699,618	$56,210,113	7,053,603	$67,462,524
Issued as reinvestment of dividends	248,980	1,934,574	4,083,390	33,769,639
Redeemed	(2,186,747)	(16,421,265)	(1,957,953)	(16,268,858)
Net increase (decrease)	5,761,851	$41,723,422	9,179,040	$84,963,305

138

Notes to Financial Statements (Unaudited) (Continued)

6. Federal Income Tax Information

At March 31, 2022, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Equity Asset Fund	$290,860,302	$120,473,608	$(3,879,409)	$116,594,199
MM Select T. Rowe Price Bond Asset Fund	811,732,393	4,563,994	(39,698,910)	(35,134,916)
MM Select T. Rowe Price Emerging Markets Bond Fund	107,926,211	1,045,112	(13,058,308)	(12,013,196)
MM Select T. Rowe Price Large Cap Blend Fund	2,073,799,011	371,653,916	(66,469,974)	305,183,942
MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund	318,246,088	4,084,316	(4,764,856)	(680,540)
MM Select T. Rowe Price Real Assets Fund	166,645,709	40,294,044	(6,129,634)	34,164,410
MM Select T. Rowe Price Small and Mid Cap Blend Fund	731,893,042	207,045,984	(42,447,898)	164,598,086
MM Select T. Rowe Price U.S. Treasury Long-Term Index Fund	151,778,245	1,411,637	(14,546,026)	(13,134,389)

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years, subject to the carryforward period limitations, where applicable. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act changed the capital loss carryforward rules as they relate to regulated investment companies. Capital losses generated in tax years beginning after the date of enactment may now be carried forward indefinitely, and retain the character of the original loss.

At September 30, 2021, the following Fund(s) had post-enactment accumulated capital loss carryforwards:

	Short Term Capital Loss Carryforward	Long Term Capital Loss Carryforward
MM Select T. Rowe Price Emerging Markets Bond Fund	$—	$1,389,102
MM Select T. Rowe Price U.S. Treasury Long-Term Index Fund	1,112,745	2,754,580

Net capital loss carryforwards for the Fund(s) shown in the above table are from post-enactment years and are, therefore, not subject to the eight-year carryforward period and possible expiration.

Generally accepted accounting principles in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

139

Notes to Financial Statements (Unaudited) (Continued)

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended September 30, 2021, was as follows:

	Ordinary Income	Long Term Capital Gain
Equity Asset Fund	$6,441,250	$48,437,118
MM Select T. Rowe Price Bond Asset Fund	15,115,881	10,699,036
MM Select T. Rowe Price Emerging Markets Bond Fund	6,332,004	—
MM Select T. Rowe Price Large Cap Blend Fund	15,903,325	—
MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund	4,626,676	1,384,621
MM Select T. Rowe Price Real Assets Fund	2,480,008	—
MM Select T. Rowe Price Small and Mid Cap Blend Fund	15,289,172	31,529,411
MM Select T. Rowe Price U.S. Treasury Long-Term Index Fund	13,043,146	20,726,493

Capital accounts within the financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At September 30, 2021, temporary book and tax accounting differences were primarily attributable to the deferral of wash sale losses, deferred Trustee compensation, and other temporary basis adjustments.

At September 30, 2021, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total
Equity Asset Fund	$14,020,792	$64,542,943	$(36,661)	$108,897,770	$187,424,844
MM Select T. Rowe Price Bond Asset Fund	18,144,655	721,885	(16,411)	4,284,431	23,134,560
MM Select T. Rowe Price Emerging Markets Bond Fund	4,454,933	(1,389,102)	(2,488)	(2,957,126)	106,217
MM Select T. Rowe Price Large Cap Blend Fund	131,847,189	241,542,315	(31,605)	549,736,396	923,094,295
MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund	12,750,380	2,396,644	(4,132)	3,702,299	18,845,191
MM Select T. Rowe Price Real Assets Fund	5,065,148	8,235,598	(2,049)	17,607,547	30,906,244
MM Select T. Rowe Price Small and Mid Cap Blend Fund	23,333,976	89,370,580	(15,502)	222,474,571	335,163,625
MM Select T. Rowe Price U.S. Treasury Long-Term Index Fund	1,934,574	(3,867,325)	(3,348)	(7,064,493)	(9,000,592)

The Funds did not have any unrecognized tax benefits at March 31, 2022, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended March 31, 2022, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.

140

Notes to Financial Statements (Unaudited) (Continued)

7.	Indemnifications

Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

8.	New Accounting Pronouncements

In January 2021, FASB issued Accounting Standards Update 2021-01 — Reference Rate Reform (Topic 848) — Scope (“ASU 2021-01”) as an update to Accounting Standards Update 2020-04 — Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”) in order to make certain clarifications. ASU 2020-04 and ASU 2021-01 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank-offered based reference rates. The temporary relief provided by ASU 2020-04 and ASU 2021-01 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management does not believe the impact of adopting ASU 2020-04 and ASU 2021-01 will have a material impact on the financial statements.

9.	Coronavirus (COVID-19) Pandemic

The global pandemic outbreak of the novel coronavirus known as COVID-19 and efforts to contain its spread have produced, and will likely continue to produce, substantial market volatility, severe market dislocations and liquidity constraints in many markets, exchange trading suspensions and closures, higher default rates, and global business disruption, and they may result in future significant adverse effects, such as declines in global financial markets and a substantial economic downturn or recession throughout the world. Such factors may have a significant adverse effect on a Fund’s performance and have the potential to impair the ability of a Fund’s investment adviser, subadviser, or other service providers to serve the Fund and could lead to disruptions that negatively impact the Fund.

10.	Russia-Ukraine War

In February 2022, Russia commenced a large-scale military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the regional and the global financial markets and economies. One or more of the Funds hold positions in securities or other instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market, and currency risks, as well as the risks related to the economic sanctions on Russia, Russian individuals, and Russian corporate and banking entities imposed by the United States and/or other countries. Such sanctions — which affect companies in many sectors, including energy, financial services, and defense, among others — could adversely affect the global energy and financial markets and, thus, could affect the value of a Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. Such sanctions may also result in a decline in the value and liquidity of Russian securities and a weakening of the ruble, and will impair a Fund’s ability to buy, sell, receive, or deliver Russian securities. In addition, certain transactions have been or may be prohibited and/or existing investments have or may become illiquid (e.g., because transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet shareholder redemptions.

141

Other Information (Unaudited)

Proxy Voting

A description of the policies and procedures that each Fund’s investment adviser and subadviser use to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the Securities and Exchange Commission’s (“SEC”) EDGAR database on its website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/funds and on the SEC’s EDGAR database on its website at http://www.sec.gov.

Quarterly Reporting

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s EDGAR database on its website at http://www.sec.gov. In addition, the Funds make the complete schedule of portfolio holdings from their filings on Form N-PORT available to shareholders at http://www.massmutual.com/funds.

Liquidity Risk Management Program

In 2016, the SEC adopted Rule 22e-4 under the 1940 Act (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of fund shareholders. Pursuant to the Liquidity Rule, the Funds have established and maintain a Liquidity Risk Management Program (the “Program”) that incorporates the requirements of the Liquidity Rule. The Program is administered by MML Advisers, which has established a Liquidity Risk Management Program Committee (the “Committee”) to oversee the required management, assessments, reviews, and reports for the Program.

The Program’s principal objectives include supporting each Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. The Program alsoincludes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Fund’s liquidity and the periodic classification of the Fund’s investments into groupings that reflect MML Advisers’ assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on March 22, 2022, the Trustees received a report prepared by the Committee regarding the operation and effectiveness of the Program for the period January 1, 2021 through December 31, 2021. In the report, the Committee concluded that the Program proved to be adequately designed to address the Funds’ liquidity risks and operated effectively.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Trustees’ Approval of Investment Advisory Contracts

At their meeting in December 2021, the Trustees, including the Trustees who are not “interested persons” (as such term is defined in the 1940 Act) of the Trust, MML Advisers, or the subadvisers (the “Independent Trustees”), reviewed and approved a proposal to make changes to the existing subadvisory agreement with T. Rowe Price Associates, Inc. (“T. Rowe Price”) for the MM Select T. Rowe Price Small and Mid Cap Blend Fund (the “Fund” and the “Amended Subadvisory Agreement”) intended to permit T. Rowe Price to delegate to its advisory affiliates. The Trustees considered, among other things, that any such delegation by T. Rowe Price would be subject to the consent of MML Advisers and the Board. At the same time, the Trustees, including the Independent Trustees, approved a subadvisory agreement between T. Rowe Price and T. Rowe Price Investment Management, Inc. (the “New Sub-Subadvisory Agreement”) for the Fund. The Trustees considered, among other things, that the New Sub-Subadvisory Agreement would not result in any changes in the fees payable by the Fund or MML Advisers and that the services provided would continue to be subject to the supervision of T. Rowe Price. The Trustees concluded that the Amended Subadvisory Agreement and New Sub-Subadvisory Agreement are in the best interests of the Fund and its shareholders. In their deliberations, the Trustees were advised by independent counsel.

142

Other Information (Unaudited) (Continued)

Prior to the votes being taken to approve the Amended Subadvisory Agreement and New Sub-Subadvisory Agreement discussed above, the Independent Trustees met separately in executive session to discuss the appropriateness of such contracts. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

The Amended Subadvisory Agreement and New Sub-Subadvisory Agreement became effective on March 7, 2022.

143

Other Information (Unaudited) (Continued)

Fund Expenses March 31, 2022

Expense Examples:

The following information is in regards to expenses for the six months ended March 31, 2022:

As a shareholder of the Funds, you incur ongoing costs, including advisory fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended March 31, 2022.

Actual Expenses:

The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Operating Expenses Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Equity Asset Fund
Class I	$1,000	0.23%	$1,071.80	$1.19	$1,023.80	$1.16
MM Select T. Rowe Price Bond Asset Fund
Class I	1,000	0.00%	951.20	0.00	1,024.90	0.00
MM Select T. Rowe Price Emerging Markets Bond Fund
Class I	1,000	0.00%	901.60	0.00	1,024.90	0.00
MM Select T. Rowe Price Large Cap Blend Fund
Class I	1,000	0.00%	983.80	0.00	1,024.90	0.00
MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund
Class I	1,000	0.00%	1,007.80	0.00	1,024.90	0.00
MM Select T. Rowe Price Real Assets Fund
Class I	1,000	0.00%	1,145.00	0.00	1,024.90	0.00

144

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
MM Select T. Rowe Price Small and Mid Cap Blend Fund
Class I	$1,000	0.00%	$963.70	$0.00	$1,024.90	$0.00
MM Select T. Rowe Price U.S. Treasury Long-Term Index Fund
Class I	1,000	0.00%	925.20	0.00	1,024.90	0.00

*

Expenses are calculated using the annualized expense ratio for the six months ended March 31, 2022, multiplied by the average account value over the period, multiplied by 182 days in the period, divided by 365 days in the year, unless stated otherwise.

145

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

Underwriter:
MML Distributors, LLC
1295 State Street
Springfield, Massachusetts 01111-0001

©2022 Massachusetts Mutual Life Insurance Company (MassMutual®), Springfield, MA 01111-0001. All rights reserved. www.MassMutual.com. Investment Adviser: MML Investment Advisers, LLC	MM202305- 301325

(b)	Not applicable to this filing.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Investments.

(a)	Please see portfolio of investments contained in the Reports to Stockholders included under Item 1 of this form N-CSR.

(b)	Not applicable to this filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11. Controls and Procedures.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-CSR, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the SEC's rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this filing.

Item 13. Exhibits.

(a)(1) Code of Ethics (Item 2) is not applicable to this filing.

(a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

(a)(3) Not applicable to this filing.

(a)(4) Not applicable to this filing.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the 1940 Act (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MassMutual Select Funds

By (Signature and Title)	/s/ Paul LaPiana
Paul LaPiana, President and Principal Executive Officer

Date	5/23/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Paul LaPiana
Paul LaPiana, President and Principal Executive Officer

Date	5/23/2022

By (Signature and Title)	/s/ Renee Hitchcock
Renée Hitchcock, Treasurer and Principal Financial Officer

Date	5/23/2022